UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660

(Address of principal executive offices)

Robin S. Yonis

Vice President, General Counsel and Assistant Secretary of Pacific Select Fund

700 Newport Center Drive

Post Office Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony Zacharski, Esq

Dechert LLP

90 State House Square

Hartford, CT 06103-3702

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017-June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

June 30, 2017

Semi-Annual Report

PACIFIC SELECT FUND

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 49.7%

Basic Materials - 2.5%

Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	$1,200,000	$1,209,000
CF Industries Inc 4.500% due 12/01/26 ~	850,000	875,692
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	4,000,000	3,943,856
Teck Resources Ltd (Canada) 6.000% due 08/15/40	1,500,000	1,515,000
Tronox Finance LLC 6.375% due 08/15/20	1,500,000	1,507,500
Vale Overseas Ltd (Brazil) 6.250% due 08/10/26	1,000,000	1,081,250

		10,132,298

Communications - 4.0%

Altice US Finance I Corp 5.500% due 05/15/26 ~	1,200,000	1,263,000
AT&T Inc 5.250% due 03/01/37	1,000,000	1,069,803
Charter Communications Operating LLC 5.375% due 05/01/47 ~	1,150,000	1,222,866
6.384% due 10/23/35	1,500,000	1,784,790
Sprint Corp 7.250% due 09/15/21	1,500,000	1,670,625
Sprint Spectrum Co LLC 3.360% due 03/20/23 ~	2,400,000	2,427,000
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	650,000	705,625
Verizon Communications Inc 2.625% due 08/15/26	1,250,000	1,154,954
4.125% due 03/16/27	1,500,000	1,552,424
4.812% due 03/15/39 ~	1,957,000	1,987,183
5.250% due 03/16/37	1,050,000	1,133,523

		15,971,793

Consumer, Cyclical - 10.0%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	2,290,942	2,388,307
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,142,134	1,192,103
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	779,200	794,784
American Airlines Pass-Through Trust ‘AA’ 3.575% due 07/15/29	1,949,418	1,999,128
3.600% due 03/22/29	1,810,060	1,852,958
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	806,728	802,694
4.375% due 04/01/24	779,112	797,616
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	1,728,046	1,865,028
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	2,102,590	2,207,720
CalAtlantic Group Inc 6.250% due 12/15/21	2,000,000	2,247,500
Cedar Fair LP 5.375% due 04/15/27 ~	275,000	291,500
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	1,644,633	1,737,144
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	374,545	386,718
Dollar General Corp 4.150% due 11/01/25	2,000,000	2,114,764

	Principal Amount	Value
Ford Motor Credit Co LLC 3.810% due 01/09/24	$1,500,000	$1,520,545
4.250% due 09/20/22	3,500,000	3,680,712
General Motors Co 5.200% due 04/01/45	2,000,000	1,971,838
General Motors Financial Co Inc 4.375% due 09/25/21	2,000,000	2,117,900
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 07/15/27	1,251,338	1,284,186
NCL Corp Ltd 4.625% due 11/15/20 ~	1,250,000	1,289,460
Norwegian Air Shuttle Pass-Through Trust ‘A’ (Norway) 4.875% due 11/10/29 ~	1,220,345	1,228,907
Toll Brothers Finance Corp 4.375% due 04/15/23	500,000	519,125
4.875% due 11/15/25	1,100,000	1,144,000
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	2,446,170	2,540,959
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,476,529	1,590,561

		39,566,157

Consumer, Non-Cyclical - 4.7%

Abbott Laboratories 4.900% due 11/30/46	750,000	832,244
Anheuser-Busch InBev Finance Inc (Belgium) 3.650% due 02/01/26	4,500,000	4,644,958
CHS/Community Health Systems Inc 5.125% due 08/01/21	2,000,000	2,032,500
Imperial Brands Finance PLC (United Kingdom) 3.750% due 07/21/22 ~	2,200,000	2,292,794
MEDNAX Inc 5.250% due 12/01/23 ~	1,000,000	1,032,500
Reynolds American Inc 4.450% due 06/12/25	1,250,000	1,344,106
The ADT Corp 6.250% due 10/15/21	2,000,000	2,187,500
United Rentals North America Inc 4.625% due 07/15/23	1,500,000	1,563,000
Valeant Pharmaceuticals International Inc 6.500% due 03/15/22 ~	1,500,000	1,576,875
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	1,000,000	1,011,828

		18,518,305

Energy - 5.1%

Anadarko Petroleum Corp 4.500% due 07/15/44	1,500,000	1,403,766
Colorado Interstate Gas Co LLC 4.150% due 08/15/26 ~	450,000	447,404
Enbridge Inc (Canada) 4.250% due 12/01/26	1,500,000	1,568,833
5.500% due 12/01/46	600,000	679,700
Energy Transfer LP 4.050% due 03/15/25	1,000,000	1,005,702
EnLink Midstream Partners LP 5.450% due 06/01/47	2,000,000	2,004,110
EQT Midstream Partners LP 4.125% due 12/01/26	2,000,000	2,022,062
Hess Corp 4.300% due 04/01/27	600,000	587,284
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	650,000	638,444
MPLX LP 4.125% due 03/01/27	1,050,000	1,055,724
Nabors Industries Inc 5.500% due 01/15/23 ~	300,000	285,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
NuStar Logistics LP 5.625% due 04/28/27	$425,000	$447,312
Petrobras Global Finance BV (Brazil) 7.250% due 03/17/44	550,000	542,850
7.375% due 01/17/27	1,000,000	1,060,500
8.375% due 05/23/21	750,000	841,410
Range Resources Corp 5.000% due 03/15/23 ~	1,000,000	982,500
Sabine Pass Liquefaction LLC 4.200% due 03/15/28 ~	800,000	810,006
5.000% due 03/15/27	900,000	958,828
Summit Midstream Holdings LLC 5.500% due 08/15/22	1,750,000	1,756,562
Western Gas Partners LP 4.650% due 07/01/26	1,000,000	1,025,562

		20,123,934

Financial - 14.5%

Air Lease Corp 4.250% due 09/15/24	1,000,000	1,050,488
American Tower Corp REIT 5.000% due 02/15/24	1,000,000	1,106,582
Bank of America Corp 3.500% due 04/19/26	900,000	904,854
4.183% due 11/25/27	1,000,000	1,019,155
4.200% due 08/26/24	2,500,000	2,596,020
4.250% due 10/22/26	2,500,000	2,579,637
Brighthouse Financial Inc 4.700% due 06/22/47 ~	1,500,000	1,480,572
Capital One Financial Corp 4.200% due 10/29/25	1,500,000	1,515,267
Citigroup Inc 3.400% due 05/01/26	1,000,000	991,201
4.125% due 07/25/28	700,000	712,242
4.400% due 06/10/25	2,000,000	2,084,830
4.600% due 03/09/26	1,700,000	1,787,241
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	1,250,000	1,267,959
Credit Suisse Group AG (Switzerland) 3.574% due 01/09/23 ~	1,600,000	1,642,272
Discover Bank 3.450% due 07/27/26	500,000	484,576
Duke Realty LP REIT 3.625% due 04/15/23	3,250,000	3,331,633
JPMorgan Chase & Co 3.875% due 09/10/24	3,000,000	3,098,388
4.125% due 12/15/26	2,500,000	2,602,135
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,200,000	1,244,058
Morgan Stanley 5.000% due 11/24/25	4,000,000	4,357,732
Neuberger Berman Group LLC 4.500% due 03/15/27 ~	1,300,000	1,363,492
NUVEEN FINANCE LLC 4.125% due 11/01/24 ~	1,000,000	1,036,315
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	2,000,000	2,051,052
SunTrust Bank 3.300% due 05/15/26	800,000	783,458
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	2,000,000	2,055,640
The Goldman Sachs Group Inc 3.500% due 11/16/26	3,000,000	2,987,949
4.250% due 10/21/25	2,000,000	2,071,116
Trinity Acquisition PLC 4.400% due 03/15/26	1,000,000	1,046,155
UDR Inc REIT 2.950% due 09/01/26	1,500,000	1,420,255

	Principal Amount	Value
Ventas Realty LP REIT 3.500% due 02/01/25	$1,500,000	$1,492,869
Wells Fargo & Co 4.400% due 06/14/46	1,500,000	1,524,537
4.750% due 12/07/46	1,450,000	1,554,126
Welltower Inc REIT 4.000% due 06/01/25	2,000,000	2,071,504

		57,315,310

Industrial - 3.2%

Louisiana-Pacific Corp 4.875% due 09/15/24	2,000,000	2,047,500
Novelis Corp 5.875% due 09/30/26 ~	1,000,000	1,032,500
Owens Corning 4.200% due 12/15/22	2,000,000	2,112,370
4.200% due 12/01/24	1,000,000	1,048,839
Owens-Brockway Glass Container Inc 5.000% due 01/15/22 ~	1,500,000	1,591,875
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	1,250,000	1,311,337
Penske Truck Leasing Co LP 3.400% due 11/15/26 ~	2,650,000	2,609,524
Vulcan Materials Co 4.500% due 06/15/47	800,000	810,526

		12,564,471

Technology - 2.1%

Apple Inc 3.200% due 05/11/27	1,200,000	1,212,880
Broadcom Corp 3.875% due 01/15/27 ~	1,650,000	1,697,853
Dell International LLC 6.020% due 06/15/26 ~	950,000	1,048,318
Hewlett Packard Enterprise Co 4.900% due 10/15/25	1,500,000	1,575,345
QUALCOMM Inc 4.300% due 05/20/47	2,600,000	2,660,955

		8,195,351

Utilities - 3.6%

EDP Finance BV (Portugal) 3.625% due 07/15/24 ~	1,500,000	1,483,446
Emera US Finance LP (Canada) 4.750% due 06/15/46	1,000,000	1,061,025
Exelon Corp 5.100% due 06/15/45	2,000,000	2,252,814
FirstEnergy Corp 4.850% due 07/15/47	1,650,000	1,678,976
Great Plains Energy Inc 3.900% due 04/01/27	1,500,000	1,520,590
4.850% due 04/01/47	1,050,000	1,086,216
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	2,250,000	2,443,275
NRG Energy Inc 6.625% due 03/15/23	1,000,000	1,032,500
Talen Energy Supply LLC 6.500% due 06/01/25	1,000,000	707,500
The Southern Co 3.250% due 07/01/26	1,200,000	1,176,300

		14,442,642

Total Corporate Bonds & Notes (Cost $193,080,452)		196,830,261

SENIOR LOAN NOTES - 17.6%

Basic Materials - 0.3%

PQ Corp 5.476% due 11/04/22 §	992,500	1,003,496

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Communications - 2.6%

Altice US Finance I Corp 3.466% due 07/28/25 §	$2,969,583	$2,971,810
Charter Communications Operating LLC Term H 3.230% due 01/15/22 §	790,000	792,963
CSC Holdings LLC (1st Lien) 3.459% due 07/17/25 §	1,000,000	998,438
Frontier Communications Corp Term B1 4.910% due 06/15/24 §	1,500,000	1,479,375
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	2,000,000	2,007,084
Sprint Communications Inc Term B (1st Lien) 3.750% due 02/02/24 §	1,995,000	1,997,137

		10,246,807

Consumer, Cyclical - 5.4%

Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	1,445,967	1,452,746
Caesars Growth Properties Holdings LLC 4.226% due 05/08/21 §	997,500	1,002,488
CityCenter Holdings LLC Term B due 04/18/24 µ	1,000,000	1,002,857
ClubCorp Club Operations Inc 4.046% due 12/15/22 §	2,167,228	2,183,031
Federal-Mogul Holdings Corp Term C 4.927% due 04/15/21 §	760,589	763,679
HD Supply Inc Term B1 4.046% due 08/13/21 §	947,647	951,200
Hilton Worldwide Finance LLC Term B2 3.216% due 10/25/23 §	1,726,977	1,734,053
Las Vegas Sands LLC Term B 3.230% due 03/29/24 §	2,932,101	2,938,907
New Red Finance Term B3 (Canada) 3.504% due 02/16/24 §	2,750,897	2,750,325
Nexeo Solutions LLC Term B 4.973% due 06/09/23 §	990,025	1,000,080
Rite Aid Corp (2nd Lien) 5.980% due 08/21/20 §	2,375,000	2,391,328
Seminole Tribe of Florida 3.476% due 04/29/20 §	1,633,721	1,638,009
Univar Inc Term B 3.976% due 07/01/22 §	1,645,833	1,649,090

		21,457,793

Consumer, Non-Cyclical - 1.4%

Albertsons LLC Term B6 3.970% due 06/22/23 §	1,572,508	1,556,905
Community Health Systems Inc Term H 4.161% due 01/27/21 §	1,180,142	1,179,721
Jaguar Holding Co II 4.013% due 08/18/22 §	245,000	245,325
US Foods Inc Term B 3.980% due 06/27/23 §	2,475,000	2,487,905

		5,469,856

Energy - 0.2%

Fieldwood Energy LLC (1st Lien) 8.296% due 08/31/20 §	1,000,000	945,000

Financial - 1.5%

DTZ US Borrower LLC (1st Lien) 4.447% due 11/04/21 §	1,488,627	1,490,674
Hub International Ltd Term B 4.422% due 10/02/20 §	1,954,545	1,964,025
Realogy Corp Term B 3.476% due 07/20/22 §	578,722	583,352

	Principal Amount	Value
USI Inc Term B 4.180% due 05/16/24 §	$1,500,000	$1,492,687
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	498,704	500,184

		6,030,922

Industrial - 3.2%

Avolon SARL Term B2 (Luxembourg) 3.962% due 03/20/22 §	2,000,000	2,020,012
BWAY Holding Co Term B 4.326% due 04/03/24 §	750,000	750,268
Flex Acquisition Co Inc (1st Lien) 4.398% due 12/29/23 §	1,000,000	1,005,250
Proampac PG Borrower LLC (1st Lien) 5.193% due 11/18/23 § µ	2,493,734	2,530,101
Reynolds Group Holdings Inc 4.226% due 02/05/23 §	3,595,080	3,606,875
TransDigm Inc
Term D
4.292% due 06/04/21 §	1,954,660	1,957,103
Term E
4.249% due 05/14/22 §	978,582	978,378

		12,847,987

Technology - 2.2%

First Data Corp 3.466% due 07/08/22 §	1,832,384	1,831,874
Kronos Inc (1st Lien) due 11/01/23 µ	997,500	1,005,548
ON Semiconductor Corp Term B 3.476% due 03/31/23 §	1,276,529	1,280,120
Sensata Technologies BV Term B (Netherlands) 3.377% due 10/14/21 §	937,051	944,474
Solera LLC Term B 4.476% due 03/03/23 §	3,456,250	3,469,211

		8,531,227

Utilities - 0.8%

Calpine Corp (1st Lien) 2.980% due 11/30/17 §	545,455	546,136
Talen Energy Supply LLC Term B1 5.226% due 07/15/23 §	995,006	928,672
TEX Operations Co LLC
Term B
3.976% due 08/04/23 §	1,215,321	1,205,143
Term C
3.795% due 08/04/23 §	278,571	276,239

		2,956,190

Total Senior Loan Notes (Cost $69,460,257)		69,489,278

ASSET-BACKED SECURITIES - 10.7%

Ally Auto Receivables Trust 2.010% due 03/15/22	2,000,000	2,002,628
ALM XII Ltd (Cayman) 2.758% due 04/16/27 § ~	1,200,000	1,200,726
3.208% due 04/16/27 § ~	800,000	800,528
AmeriCredit Automobile Receivables Trust 1.980% due 12/20/21	500,000	500,731
2.300% due 02/18/22	1,250,000	1,252,287
2.400% due 05/18/22	900,000	901,935
2.710% due 08/18/22	750,000	754,475
Apidos CLO XV (Cayman) 2.256% due 10/20/25 § ~	750,000	750,235
Atrium XI (Cayman) 2.293% due 10/23/25 § ~	750,000	752,237
Babson CLO Ltd (Cayman) 2.708% due 01/18/25 § ~	1,000,000	1,003,046

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Birchwood Park CLO Ltd (Cayman) 2.338% due 07/15/26 § ~	$850,000	$851,602
BlueMountain CLO Ltd (Cayman) 2.298% due 10/15/26 § ~	1,500,000	1,501,807
Capital Auto Receivables Asset Trust 1.630% due 01/20/21	350,000	349,245
2.060% due 10/22/18	36,826	36,831
2.110% due 03/22/21	400,000	400,129
Chase Issuance Trust 1.370% due 06/15/21	2,850,000	2,832,649
Citibank Credit Card Issuance Trust 1.826% due 05/14/29 §	4,000,000	4,030,628
1.920% due 04/07/22	1,500,000	1,502,433
Dryden 31 Senior Loan Fund (Cayman) 2.238% due 04/18/26 § ~	750,000	749,982
Ford Credit Auto Owner Trust 1.730% due 03/15/22	400,000	394,944
GM Financial Consumer Automobile 2.060% due 05/16/23 ~	750,000	752,010
Navient Student Loan Trust 1.816% due 06/25/65 § ~	557,315	558,486
Oak Hill Credit Partners X Ltd (Cayman) 2.286% due 07/20/26 § ~	1,500,000	1,504,125
Regatta IV Funding Ltd (Cayman) 1.020% due 07/25/26 § # ~	1,000,000	1,000,000
Santander Drive Auto Receivables Trust 2.080% due 02/16/21	650,000	651,484
2.100% due 06/15/21	1,000,000	999,642
2.660% due 11/15/21	500,000	503,752
SLM Private Credit Student Loan Trust 1.536% due 06/15/39 §	2,000,000	1,897,783
SLM Student Loan Trust 2.656% due 04/25/23 §	330,136	337,473
SMB Private Education Loan Trust 2.059% due 09/15/34 § ~	2,500,000	2,511,821
2.340% due 09/15/34 ~	1,000,000	986,544
2.609% due 02/17/32 § ~	950,000	976,740
2.700% due 05/15/31 ~	1,500,000	1,507,724
2.880% due 09/15/34 ~	2,500,000	2,523,149
Synchrony Credit Card Master Note Trust 2.210% due 05/15/24	500,000	500,871
Verizon Owner Trust 1.420% due 01/20/21 ~	400,000	398,519
2.060% due 09/20/21 ~	1,000,000	1,004,133
Volvo Financial Equipment LLC 2.210% due 11/15/21 ~	750,000	751,036
Washington Mill CLO Ltd (Cayman) 2.376% due 04/20/26 § ~	500,000	500,840

Total Asset-Backed Securities (Cost $42,284,003)		42,435,210

U.S. GOVERNMENT AGENCY ISSUES - 1.7%

Fannie Mae 1.875% due 09/18/18	3,500,000	3,521,679
Freddie Mac 1.250% due 10/02/19	3,250,000	3,234,966

Total U.S. Government Agency Issues (Cost $6,779,562)		6,756,645

U.S. TREASURY OBLIGATIONS - 13.3%

U.S. Treasury Bonds - 2.1%

2.250% due 08/15/46	3,000,000	2,646,213
2.500% due 05/15/46	3,000,000	2,796,096
2.875% due 08/15/45	3,000,000	3,022,149

		8,464,458

	Principal Amount	Value
U.S. Treasury Notes - 11.2%

1.125% due 03/31/20	$2,000,000	$1,979,414
1.125% due 04/30/20	2,000,000	1,978,282
1.125% due 02/28/21	2,000,000	1,959,570
1.250% due 01/31/19	2,500,000	2,495,995
1.250% due 07/31/23	2,000,000	1,909,336
1.375% due 07/31/18	2,300,000	2,302,022
1.375% due 09/30/18	3,000,000	3,001,875
1.375% due 06/30/23	2,250,000	2,166,239
1.375% due 08/31/23	2,000,000	1,921,172
1.375% due 09/30/23	750,000	719,795
1.500% due 10/31/19	2,500,000	2,503,515
1.500% due 08/15/26	1,000,000	935,586
1.625% due 07/31/20	2,000,000	2,002,618
1.625% due 02/15/26	3,000,000	2,851,347
1.625% due 05/15/26	2,500,000	2,370,410
1.750% due 09/30/22	1,000,000	990,977
1.875% due 10/31/22	1,500,000	1,494,726
2.000% due 10/31/21	3,000,000	3,024,258
2.125% due 12/31/21	3,000,000	3,038,907
2.125% due 12/31/22	2,500,000	2,520,118
2.125% due 03/31/24	2,000,000	2,001,210

		44,167,372

Total U.S. Treasury Obligations (Cost $52,878,851)		52,631,830

FOREIGN GOVERNMENT BONDS & NOTES - 2.8%

Chile Government (Chile) 2.250% due 10/30/22	3,000,000	2,974,500
Export-Import Bank of Korea (South Korea) 2.250% due 01/21/20	1,500,000	1,501,098
Mexico Government (Mexico) 3.500% due 01/21/21	1,000,000	1,043,000
3.625% due 03/15/22	1,000,000	1,039,500
4.350% due 01/15/47	1,000,000	941,700
Province of British Columbia (Canada) 2.000% due 10/23/22	1,500,000	1,487,527
Province of Ontario (Canada) 1.875% due 05/21/20	2,000,000	1,997,894

Total Foreign Government Bonds & Notes (Cost $11,044,958)		10,985,219

SHORT-TERM INVESTMENT - 3.5%

Repurchase Agreement - 3.5%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $13,738,907; collateralized by U.S. Treasury Notes: 2.250% due 12/31/23 and value $14,017,170)	13,738,770	13,738,770

Total Short-Term Investment (Cost $13,738,770)		13,738,770

TOTAL INVESTMENTS - 99.3% (Cost $389,266,853)		392,867,213

OTHER ASSETS & LIABILITIES, NET - 0.7%		2,941,410

NET ASSETS - 100.0%		$395,808,623

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CORE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	49.7%
Senior Loan Notes	17.6%
U.S. Treasury Obligations	13.3%
Asset-Backed Securities	10.7%
Short-Term Investment	3.5%
Others (each less than 3.0%)	4.5%

99.3%
Other Assets & Liabilities, Net	0.7%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$196,830,261	$-	$196,830,261	$-
	Senior Loan Notes	69,489,278	-	69,489,278	-
	Asset-Backed Securities	42,435,210	-	42,435,210	-
	U.S. Government Agency Issues	6,756,645	-	6,756,645	-
	U.S. Treasury Obligations	52,631,830	-	52,631,830	-
	Foreign Government Bonds & Notes	10,985,219	-	10,985,219	-
	Short-Term Investment	13,738,770	-	13,738,770	-

	Total	$392,867,213	$-	$392,867,213	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.1%

Financial - 0.1%

Citigroup Capital XIII	47,050	$1,222,359
GMAC Capital Trust I	149,256	3,910,507

		5,132,866

Total Preferred Stocks (Cost $4,909,083)		5,132,866

	Principal Amount

CORPORATE BONDS & NOTES - 32.1%

Basic Materials - 1.7%

Anglo American Capital PLC (United Kingdom) 3.750% due 04/10/22 ~	$2,830,000	2,851,225
4.750% due 04/10/27 ~	1,380,000	1,421,124
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	740,000	836,200
7.500% due 10/15/39	740,000	833,425
Barrick Gold Corp (Canada) 4.100% due 05/01/23	3,217,000	3,484,477
5.250% due 04/01/42	340,000	388,257
Barrick North America Finance LLC (Canada) 4.400% due 05/30/21	1,077,000	1,162,854
5.700% due 05/30/41	730,000	868,490
BHP Billiton Finance USA Ltd (Australia) 2.875% due 02/24/22	344,000	351,184
5.000% due 09/30/43	2,320,000	2,694,557
6.750% due 10/19/75 § ~	7,250,000	8,301,902
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	1,765,000	1,847,601
Equate Petrochemical BV (Kuwait) 4.250% due 11/03/26 ~	2,440,000	2,479,040
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	160,000	183,000
Freeport-McMoRan Inc 6.125% due 06/15/19	3,738,000	3,803,415
6.500% due 11/15/20	527,000	543,469
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	5,480,000	5,488,631
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	5,010,000	4,939,680
4.125% due 05/30/23 ~	380,000	390,423
LyondellBasell Industries NV 5.000% due 04/15/19	431,000	450,765
6.000% due 11/15/21	490,000	554,010
OCP SA (Morocco) 4.500% due 10/22/25 ~	2,800,000	2,831,500
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	640,000	678,933
Southern Copper Corp (Peru) 5.250% due 11/08/42	8,130,000	8,138,428
6.750% due 04/16/40	600,000	693,248
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	6,485,000	6,987,587
Westlake Chemical Corp 4.625% due 02/15/21	550,000	572,000
4.875% due 05/15/23	840,000	878,850

		64,654,275

Communications - 3.0%

21st Century Fox America Inc 6.200% due 12/15/34	1,000,000	1,235,956
Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	1,420,000	1,510,085

	Principal Amount	Value
Amazon.com Inc 4.950% due 12/05/44	$2,190,000	$2,594,732
America Movil SAB de CV (Mexico) 5.000% due 03/30/20	3,300,000	3,549,200
5.625% due 11/15/17	1,500,000	1,521,384
AT&T Inc 3.000% due 02/15/22	260,000	261,409
3.000% due 06/30/22	260,000	260,747
3.400% due 05/15/25	7,480,000	7,366,753
3.875% due 08/15/21	110,000	115,034
4.250% due 03/01/27	1,450,000	1,502,035
4.350% due 06/15/45	3,215,000	2,999,688
4.450% due 05/15/21	390,000	415,832
5.500% due 02/01/18	3,625,000	3,703,449
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	5,830,000	5,840,126
CCO Holdings LLC 5.125% due 05/01/27 ~	1,120,000	1,148,000
CenturyLink Inc 5.625% due 04/01/20	370,000	392,777
5.625% due 04/01/25	370,000	370,770
6.150% due 09/15/19	1,000,000	1,067,500
Charter Communications Operating LLC 6.384% due 10/23/35	530,000	630,626
6.484% due 10/23/45	560,000	675,329
Comcast Corp 5.150% due 03/01/20	1,658,000	1,797,066
5.650% due 06/15/35	290,000	356,394
5.700% due 05/15/18	5,000,000	5,178,420
6.500% due 11/15/35	1,530,000	2,034,065
CommScope Technologies LLC 5.000% due 03/15/27 ~	650,000	650,000
Deutsche Telekom International Finance BV (Germany) 6.750% due 08/20/18	1,545,000	1,627,461
DISH DBS Corp 5.875% due 07/15/22	1,110,000	1,196,025
5.875% due 11/15/24	3,946,000	4,225,061
6.750% due 06/01/21	470,000	522,875
Myriad International Holdings BV (South Africa) 4.850% due 07/06/27 # ~	3,660,000	3,687,450
NBCUniversal Enterprise Inc 1.974% due 04/15/19 ~	4,080,000	4,095,447
NBCUniversal Media LLC 4.375% due 04/01/21	680,000	733,278
Netflix Inc 5.875% due 02/15/25	670,000	743,700
Rogers Communications Inc (Canada) 6.800% due 08/15/18	760,000	801,956
SFR Group SA (France) 6.000% due 05/15/22 ~	370,000	387,575
7.375% due 05/01/26 ~	2,390,000	2,602,112
Sprint Capital Corp 8.750% due 03/15/32	2,080,000	2,626,000
Sprint Communications Inc 9.000% due 11/15/18 ~	85,000	92,358
Sprint Corp 7.625% due 02/15/25	2,530,000	2,918,987
7.875% due 09/15/23	130,000	149,825
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	2,020,000	2,179,845
5.213% due 03/08/47	1,140,000	1,237,558
5.877% due 07/15/19	350,000	376,243
6.221% due 07/03/17	150,000	150,000
Time Warner Cable LLC 5.500% due 09/01/41	250,000	269,901
5.875% due 11/15/40	1,470,000	1,645,765
6.750% due 06/15/39	1,050,000	1,290,615
7.300% due 07/01/38	1,620,000	2,078,946
8.250% due 04/01/19	5,445,000	6,009,336

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Time Warner Entertainment Co LP 8.375% due 07/15/33	$990,000	$1,363,743
Time Warner Inc 4.700% due 01/15/21	410,000	440,657
6.250% due 03/29/41	450,000	552,255
Verizon Communications Inc 2.625% due 08/15/26	2,770,000	2,559,377
3.850% due 11/01/42	730,000	639,803
4.125% due 03/16/27	10,610,000	10,980,809
5.150% due 09/15/23	2,950,000	3,280,763
5.250% due 03/16/37	670,000	723,296
5.500% due 03/16/47	1,910,000	2,098,719
Viacom Inc 3.875% due 04/01/24	610,000	622,057
4.250% due 09/01/23	620,000	647,990
West Corp 4.750% due 07/15/21 ~	320,000	326,800
5.375% due 07/15/22 ~	2,340,000	2,369,250

		115,431,215

Consumer, Cyclical - 1.8%

American Axle & Manufacturing Inc 6.625% due 10/15/22	1,330,000	1,369,900
Cintas Corp No 2 2.900% due 04/01/22	1,610,000	1,636,760
3.700% due 04/01/27	1,750,000	1,808,469
CVS Health Corp 2.750% due 12/01/22	4,660,000	4,670,821
3.875% due 07/20/25	1,278,000	1,331,146
5.125% due 07/20/45	2,680,000	3,088,563
CVS Pass-Through Trust 5.298% due 01/11/27 ~	594,859	642,537
6.036% due 12/10/28	2,819,307	3,185,025
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	3,016,867	3,473,168
Dollar Tree Inc 5.750% due 03/01/23	1,170,000	1,238,737
Ford Motor Co 4.750% due 01/15/43	630,000	611,111
Ford Motor Credit Co LLC 2.459% due 03/27/20	200,000	200,291
3.200% due 01/15/21	1,250,000	1,269,690
3.664% due 09/08/24	2,770,000	2,767,809
5.750% due 02/01/21	1,070,000	1,178,227
8.125% due 01/15/20	1,570,000	1,785,759
General Motors Co 6.250% due 10/02/43	570,000	636,028
General Motors Financial Co Inc 3.250% due 05/15/18	280,000	283,346
3.450% due 04/10/22	720,000	732,503
4.250% due 05/15/23	1,250,000	1,309,764
4.350% due 01/17/27	1,510,000	1,531,643
4.375% due 09/25/21	930,000	984,824
GLP Capital LP 5.375% due 04/15/26	3,725,000	4,078,093
Hilton Worldwide Finance LLC 4.875% due 04/01/27 ~	1,940,000	2,034,575
Hyundai Capital America 2.125% due 10/02/17 ~	800,000	800,619
Lennar Corp 4.500% due 04/30/24	1,160,000	1,201,876
McDonald’s Corp 3.500% due 03/01/27	740,000	753,798
3.700% due 01/30/26	2,560,000	2,656,182
MGM Resorts International 6.625% due 12/15/21	800,000	900,000
NCL Corp Ltd 4.625% due 11/15/20 ~	630,000	649,888
4.750% due 12/15/21 ~	2,880,000	2,996,611
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	1,840,000	1,911,300

	Principal Amount	Value
Newell Brands Inc 3.150% due 04/01/21	$1,040,000	$1,065,533
3.850% due 04/01/23	2,040,000	2,144,289
4.200% due 04/01/26	1,590,000	1,690,215
QVC Inc 5.950% due 03/15/43	100,000	96,080
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	2,150,000	2,206,437
The Goodyear Tire & Rubber Co 5.000% due 05/31/26	820,000	850,750
5.125% due 11/15/23	990,000	1,039,500
Toyota Motor Credit Corp 1.250% due 10/05/17	5,450,000	5,449,155
Wal-Mart Stores Inc 5.250% due 09/01/35	930,000	1,137,627
Walgreens Boots Alliance Inc 3.450% due 06/01/26	2,840,000	2,839,682

		72,238,331

Consumer, Non-Cyclical - 4.9%

Abbott Laboratories 3.750% due 11/30/26	2,550,000	2,608,359
4.750% due 11/30/36	1,300,000	1,421,099
4.900% due 11/30/46	2,180,000	2,419,054
AbbVie Inc 3.600% due 05/14/25	1,600,000	1,634,950
Aetna Inc 2.800% due 06/15/23	540,000	539,722
Allergan Funding SCS 3.450% due 03/15/22	1,420,000	1,465,135
3.800% due 03/15/25	2,730,000	2,828,586
4.550% due 03/15/35	430,000	460,717
4.750% due 03/15/45	271,000	294,091
Altria Group Inc 2.850% due 08/09/22	4,200,000	4,268,040
4.750% due 05/05/21	4,000,000	4,364,748
9.250% due 08/06/19	3,330,000	3,824,002
Amgen Inc 3.625% due 05/22/24	590,000	616,210
4.663% due 06/15/51	289,000	307,897
Anheuser-Busch InBev Finance Inc (Belgium) 2.650% due 02/01/21	2,520,000	2,555,693
3.300% due 02/01/23	2,880,000	2,968,917
3.650% due 02/01/26	4,560,000	4,706,891
4.900% due 02/01/46	5,760,000	6,536,195
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	6,320,000	6,317,725
5.000% due 04/15/20	1,360,000	1,467,399
5.375% due 01/15/20	2,300,000	2,491,707
Anthem Inc 3.125% due 05/15/22	3,300,000	3,364,878
3.700% due 08/15/21	220,000	229,665
7.000% due 02/15/19	1,290,000	1,388,602
Becton Dickinson & Co 3.363% due 06/06/24	3,810,000	3,823,106
3.734% due 12/15/24	993,000	1,010,940
4.685% due 12/15/44	740,000	766,085
Cardinal Health Inc 2.616% due 06/15/22	1,130,000	1,132,199
3.079% due 06/15/24	1,490,000	1,495,474
Catholic Health Initiatives 4.350% due 11/01/42	420,000	380,923
Celgene Corp
3.550% due 08/15/22	910,000	948,317
3.875% due 08/15/25	2,740,000	2,866,626
5.000% due 08/15/45	1,330,000	1,505,535
5.250% due 08/15/43	320,000	360,464

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Centene Corp 4.750% due 05/15/22	$1,240,000	$1,300,450
4.750% due 01/15/25	970,000	999,100
6.125% due 02/15/24	680,000	736,902
Constellation Brands Inc 4.250% due 05/01/23	590,000	628,840
6.000% due 05/01/22	3,170,000	3,619,195
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	1,530,000	1,564,425
Danone SA (France) 2.077% due 11/02/21 ~	2,540,000	2,508,118
2.589% due 11/02/23 ~	4,030,000	3,937,088
2.947% due 11/02/26 ~	4,540,000	4,397,458
DaVita Inc 5.000% due 05/01/25	120,000	120,600
Diageo Capital PLC (United Kingdom) 5.750% due 10/23/17	4,630,000	4,689,797
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	3,620,000	3,710,478
Ecolab Inc 4.350% due 12/08/21	940,000	1,023,159
Eli Lilly & Co 3.100% due 05/15/27	1,310,000	1,324,483
Fresenius Medical Care US Finance II Inc (Germany) 4.125% due 10/15/20 ~	1,080,000	1,125,900
5.875% due 01/31/22 ~	1,160,000	1,290,500
Gilead Sciences Inc 3.650% due 03/01/26	1,660,000	1,711,634
3.700% due 04/01/24	2,210,000	2,298,904
4.750% due 03/01/46	1,900,000	2,088,440
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	3,020,000	3,087,277
HCA Inc 5.250% due 04/15/25	70,000	75,425
5.250% due 06/15/26	230,000	248,630
5.875% due 05/01/23	2,090,000	2,280,713
6.500% due 02/15/20	2,120,000	2,318,750
7.500% due 02/15/22	980,000	1,130,675
Humana Inc 3.150% due 12/01/22	970,000	987,774
3.950% due 03/15/27	860,000	898,114
4.625% due 12/01/42	1,090,000	1,170,751
4.800% due 03/15/47	130,000	144,048
4.950% due 10/01/44	610,000	688,653
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	1,540,000	1,542,245
Johnson & Johnson 3.625% due 03/03/37	1,810,000	1,898,963
Kraft Heinz Foods Co 3.000% due 06/01/26	2,070,000	1,984,354
3.500% due 06/06/22	1,380,000	1,430,320
3.950% due 07/15/25	700,000	723,136
5.000% due 07/15/35	1,120,000	1,216,014
5.000% due 06/04/42	560,000	594,086
5.200% due 07/15/45	340,000	370,070
5.375% due 02/10/20	1,219,000	1,314,527
Lamb Weston Holdings Inc 4.875% due 11/01/26 ~	1,410,000	1,468,163
Medtronic Global Holdings SCA 3.350% due 04/01/27	2,110,000	2,153,922
Medtronic Inc 3.125% due 03/15/22	430,000	443,591
3.500% due 03/15/25	5,680,000	5,916,561
Merck & Co Inc 2.750% due 02/10/25	1,510,000	1,505,425
Molson Coors Brewing Co 3.500% due 05/01/22	500,000	518,414

	Principal Amount	Value
Pernod Ricard SA (France) 4.450% due 01/15/22 ~	$3,840,000	$4,120,984
Philip Morris International Inc 2.500% due 08/22/22	2,560,000	2,558,746
2.900% due 11/15/21	1,460,000	1,495,170
Reynolds American Inc 3.250% due 06/12/20	974,000	1,003,394
5.850% due 08/15/45	3,440,000	4,233,612
6.150% due 09/15/43	330,000	414,077
8.125% due 06/23/19	1,220,000	1,361,364
Spectrum Brands Inc 5.750% due 07/15/25	800,000	862,080
Tenet Healthcare Corp 6.750% due 06/15/23	90,000	90,225
8.125% due 04/01/22	340,000	362,100
The Kroger Co 6.400% due 08/15/17	2,610,000	2,623,212
UBM PLC (United Kingdom) 5.750% due 11/03/20 ~	1,930,000	2,033,130
United Rentals North America Inc 5.500% due 07/15/25	1,770,000	1,860,713
5.500% due 05/15/27	2,000,000	2,065,000
UnitedHealth Group Inc 3.750% due 07/15/25	820,000	864,645
3.875% due 10/15/20	2,610,000	2,748,716
5.700% due 10/15/40	10,000	12,776
5.800% due 03/15/36	860,000	1,091,927
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	330,000	319,275
5.625% due 12/01/21 ~	310,000	281,325
5.875% due 05/15/23 ~	450,000	388,125
6.125% due 04/15/25 ~	1,430,000	1,215,500
6.500% due 03/15/22 ~	470,000	494,088
7.000% due 03/15/24 ~	1,330,000	1,401,488
7.500% due 07/15/21 ~	3,540,000	3,442,650
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	680,000	684,810
2.900% due 10/21/19 ~	2,380,000	2,421,122

		189,006,277

Energy - 5.4%

Anadarko Petroleum Corp 4.850% due 03/15/21	1,160,000	1,239,038
5.550% due 03/15/26	1,580,000	1,768,832
6.600% due 03/15/46	4,870,000	6,034,841
8.700% due 03/15/19	5,485,000	6,052,083
Apache Corp 3.250% due 04/15/22	492,000	499,643
4.250% due 01/15/44	3,240,000	3,050,697
4.750% due 04/15/43	1,000,000	1,007,903
6.000% due 01/15/37	1,010,000	1,173,323
6.900% due 09/15/18	5,000,000	5,285,240
Baker Hughes a GE Co LLC 3.200% due 08/15/21	58,000	59,701
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	3,490,000	3,463,368
3.216% due 11/28/23	3,640,000	3,699,256
3.506% due 03/17/25	870,000	891,625
3.561% due 11/01/21	220,000	230,389
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	1,370,000	1,405,962
Chesapeake Energy Corp 5.750% due 03/15/23	600,000	547,500
6.125% due 02/15/21	210,000	206,850
8.000% due 12/15/22 ~	310,000	328,988
Chevron Corp 2.954% due 05/16/26	4,380,000	4,352,699
CNOOC Finance LLC (China) 3.500% due 05/05/25	9,220,000	9,237,619
Concho Resources Inc 4.375% due 01/15/25	1,050,000	1,076,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
ConocoPhillips 6.500% due 02/01/39	$860,000	$1,139,893
Devon Energy Corp 3.250% due 05/15/22	2,510,000	2,497,048
5.000% due 06/15/45	3,330,000	3,409,281
5.600% due 07/15/41	170,000	177,349
5.850% due 12/15/25	3,650,000	4,155,018
7.950% due 04/15/32	2,810,000	3,673,049
Ecopetrol SA (Colombia) 5.875% due 05/28/45	8,710,000	8,039,330
Ensco PLC 8.000% due 01/31/24	1,315,000	1,242,675
Enterprise Products Operating LLC 4.877% due 08/01/66 §	3,000,000	3,015,000
6.300% due 09/15/17	2,430,000	2,451,299
EOG Resources Inc 4.150% due 01/15/26	1,370,000	1,442,088
Exxon Mobil Corp 3.043% due 03/01/26	3,090,000	3,120,208
4.114% due 03/01/46	1,250,000	1,323,956
Halliburton Co 3.800% due 11/15/25	3,250,000	3,336,778
Kerr-McGee Corp 7.875% due 09/15/31	2,297,000	2,960,429
Kinder Morgan Energy Partners LP 3.500% due 09/01/23	1,410,000	1,425,251
6.850% due 02/15/20	2,180,000	2,404,810
Kinder Morgan Inc 5.000% due 02/15/21 ~	1,720,000	1,845,446
5.300% due 12/01/34	1,029,000	1,063,524
MPLX LP 4.875% due 12/01/24	1,670,000	1,783,335
4.875% due 06/01/25	1,190,000	1,263,999
Noble Energy Inc 5.250% due 11/15/43	1,270,000	1,320,584
6.000% due 03/01/41	200,000	224,788
8.250% due 03/01/19	3,290,000	3,610,492
Oasis Petroleum Inc 6.875% due 03/15/22	660,000	643,500
Occidental Petroleum Corp 3.000% due 02/15/27	1,510,000	1,472,362
3.125% due 02/15/22	1,350,000	1,386,991
3.400% due 04/15/26	1,890,000	1,909,384
4.100% due 02/15/47	2,110,000	2,109,871
4.400% due 04/15/46	600,000	626,102
4.625% due 06/15/45	1,280,000	1,362,010
Petrobras Global Finance BV (Brazil) 5.375% due 01/27/21	17,460,000	17,795,232
6.250% due 03/17/24	8,580,000	8,764,470
7.375% due 01/17/27	1,440,000	1,527,120
Petroleos Mexicanos (Mexico) 5.500% due 01/21/21	1,570,000	1,648,892
6.000% due 03/05/20	2,000,000	2,149,000
6.375% due 01/23/45	520,000	509,600
6.625% due 06/15/35	160,000	166,200
6.875% due 08/04/26	3,110,000	3,453,655
QEP Resources Inc 6.875% due 03/01/21	1,830,000	1,907,775
Range Resources Corp 4.875% due 05/15/25	180,000	171,900
5.000% due 03/15/23 ~	4,040,000	3,969,300
5.875% due 07/01/22 ~	90,000	91,800
Regency Energy Partners LP 4.500% due 11/01/23	520,000	540,206
5.875% due 03/01/22	1,770,000	1,951,513
6.500% due 07/15/21	680,000	697,000
Sabine Pass Liquefaction LLC 5.750% due 05/15/24	1,030,000	1,148,594
Sanchez Energy Corp 6.125% due 01/15/23	1,090,000	877,450
Schlumberger Holdings Corp 3.000% due 12/21/20 ~	2,570,000	2,618,632
4.000% due 12/21/25 ~	1,960,000	2,058,441

	Principal Amount	Value
Schlumberger Norge AS 4.200% due 01/15/21 ~	$50,000	$52,879
SESI LLC 7.125% due 12/15/21	280,000	268,100
Shelf Drilling Holdings Ltd (United Arab Emirates) 9.500% due 11/02/20 ~	190,249	185,493
Shell International Finance BV (Netherlands) 2.875% due 05/10/26	5,090,000	5,028,971
4.000% due 05/10/46	900,000	892,751
4.375% due 03/25/20	4,150,000	4,417,870
4.375% due 05/11/45	2,750,000	2,889,175
4.550% due 08/12/43	1,200,000	1,288,826
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	7,560,000	8,051,612
SM Energy Co 5.000% due 01/15/24	240,000	213,600
The Williams Cos Inc 7.500% due 01/15/31	5,935,000	7,062,650
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	4,690,000	6,044,139
Western Gas Partners LP 4.650% due 07/01/26	990,000	1,015,306
Williams Partners LP 4.875% due 05/15/23	800,000	832,096
4.875% due 03/15/24	1,010,000	1,060,924
WPX Energy Inc 6.000% due 01/15/22	60,000	59,700
8.250% due 08/01/23	290,000	316,100

		209,774,629

Financial - 11.1%

ABN AMRO Bank NV (Netherlands) 4.750% due 07/28/25 ~	2,220,000	2,344,855
AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	2,590,000	2,661,562
4.500% due 05/15/21	1,010,000	1,072,449
5.000% due 10/01/21	190,000	205,801
Ally Financial Inc 7.500% due 09/15/20	32,000	36,320
American International Group Inc 3.750% due 07/10/25	4,630,000	4,724,350
Bank of America Corp 2.600% due 01/15/19	7,240,000	7,311,126
3.300% due 01/11/23	3,190,000	3,254,875
3.500% due 04/19/26	5,410,000	5,439,176
3.875% due 08/01/25	3,510,000	3,635,233
4.000% due 04/01/24	10,280,000	10,782,466
4.125% due 01/22/24	9,345,000	9,870,610
4.200% due 08/26/24	4,930,000	5,119,351
4.450% due 03/03/26	660,000	688,190
5.000% due 05/13/21	5,590,000	6,104,241
5.000% due 01/21/44	3,310,000	3,784,684
5.625% due 07/01/20	600,000	657,287
5.650% due 05/01/18	2,070,000	2,135,453
5.750% due 12/01/17	560,000	569,541
6.250% due 09/05/24 §	4,360,000	4,725,150
7.625% due 06/01/19	1,400,000	1,545,229
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	170,000	172,955
BNP Paribas SA (France) 2.375% due 09/14/17	2,600,000	2,604,469
4.625% due 03/13/27 ~	1,110,000	1,172,921
BPCE SA (France) 5.150% due 07/21/24 ~	1,370,000	1,465,947
Chubb INA Holdings Inc 2.300% due 11/03/20	950,000	955,782
3.350% due 05/03/26	1,270,000	1,300,542

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
CIT Group Inc 5.000% due 08/15/22	$770,000	$831,600
5.375% due 05/15/20	290,000	312,838
Citigroup Inc 3.500% due 05/15/23	2,380,000	2,415,781
4.400% due 06/10/25	4,900,000	5,107,833
4.450% due 09/29/27	7,030,000	7,321,140
4.650% due 07/30/45	6,761,000	7,392,078
4.750% due 05/18/46	440,000	464,369
5.300% due 05/06/44	240,000	272,964
5.500% due 09/13/25	4,580,000	5,102,010
5.900% due 02/15/23 §	670,000	718,743
5.950% due 01/30/23 §	1,820,000	1,938,300
5.950% due 05/15/25 §	7,040,000	7,552,371
6.300% due 05/15/24 §	3,900,000	4,158,375
6.625% due 06/15/32	480,000	601,682
6.675% due 09/13/43	580,000	777,700
8.125% due 07/15/39	200,000	308,364
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	1,060,000	1,127,867
Cooperatieve Rabobank UA (Netherlands) 4.375% due 08/04/25	4,980,000	5,231,704
4.625% due 12/01/23	5,690,000	6,139,413
5.250% due 08/04/45	870,000	1,021,494
11.000% due 06/30/19 § ~	4,830,000	5,628,157
Credit Agricole SA (France) 8.375% due 10/13/19 § ~	5,180,000	5,801,600
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 4.550% due 04/17/26	440,000	468,304
4.875% due 05/15/45	5,980,000	6,617,241
GE Capital International Funding Co 2.342% due 11/15/20	13,485,000	13,598,180
3.373% due 11/15/25	3,577,000	3,702,857
Goldman Sachs Capital II 4.000% due 08/14/17 §	398,000	346,515
HSBC Bank USA NA 7.000% due 01/15/39	3,840,000	5,389,551
HSBC Finance Corp 6.676% due 01/15/21	570,000	642,828
HSBC Holdings PLC (United Kingdom) 3.400% due 03/08/21	8,230,000	8,462,407
4.250% due 03/14/24	3,300,000	3,419,110
4.250% due 08/18/25	4,560,000	4,692,951
6.375% due 09/17/24 §	1,080,000	1,134,000
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	5,370,000	6,070,962
International Lease Finance Corp 5.875% due 08/15/22	910,000	1,029,514
8.625% due 01/15/22	1,940,000	2,390,936
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	10,270,000	10,431,414
JPMorgan Chase & Co 3.875% due 09/10/24	4,840,000	4,998,733
4.250% due 10/15/20	3,230,000	3,431,174
4.250% due 10/01/27	870,000	906,143
4.350% due 08/15/21	690,000	738,893
4.500% due 01/24/22	2,310,000	2,502,670
4.950% due 06/01/45	3,380,000	3,784,799
JPMorgan Chase Bank NA 6.000% due 10/01/17	8,000,000	8,082,344
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	350,000	388,889
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	3,000,000	3,129,192
MetLife Inc 4.750% due 02/08/21	2,370,000	2,578,610
Mitsubishi UFJ Financial Group Inc (Japan) 2.998% due 02/22/22	1,590,000	1,614,483

	Principal Amount	Value
Navient Corp 8.000% due 03/25/20	$3,380,000	$3,785,600
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	7,870,000	8,450,239
Quicken Loans Inc 5.750% due 05/01/25 ~	1,250,000	1,296,875
Royal Bank of Scotland Group PLC (United Kingdom) 5.125% due 05/28/24	6,260,000	6,585,996
6.000% due 12/19/23	4,240,000	4,684,013
6.100% due 06/10/23	3,870,000	4,268,966
6.125% due 12/15/22	1,910,000	2,093,324
Santander UK Group Holdings PLC (United Kingdom) 5.625% due 09/15/45 ~	610,000	691,078
Standard Chartered PLC (United Kingdom) 2.680% due 01/30/27 § ~	3,900,000	3,324,750
5.700% due 03/26/44 ~	3,460,000	3,950,019
State Street Corp 4.956% due 03/15/18	8,180,000	8,362,267
Sumitomo Mitsui Financial Group Inc (Japan) 2.058% due 07/14/21	2,320,000	2,283,608
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	178,000	244,495
The Goldman Sachs Group Inc 3.500% due 11/16/26	2,430,000	2,420,239
3.850% due 07/08/24	1,690,000	1,756,818
4.250% due 10/21/25	4,270,000	4,421,833
4.750% due 10/21/45	3,400,000	3,776,315
5.150% due 05/22/45	3,480,000	3,880,687
5.250% due 07/27/21	2,570,000	2,818,141
5.750% due 01/24/22	400,000	450,577
5.950% due 01/15/27	1,733,000	2,026,759
6.000% due 06/15/20	6,360,000	7,020,747
6.250% due 02/01/41	6,880,000	9,016,728
6.750% due 10/01/37	2,145,000	2,795,615
UBS Group Funding Switzerland AG (Switzerland) 3.491% due 05/23/23 ~	5,620,000	5,755,622
4.125% due 09/24/25 ~	2,340,000	2,455,662
4.253% due 03/23/28 ~	6,190,000	6,480,441
Visa Inc 3.150% due 12/14/25	6,440,000	6,545,996
4.300% due 12/14/45	4,620,000	5,087,336
Voya Financial Inc 2.900% due 02/15/18	534,000	537,699
Wachovia Capital Trust III 5.570% due 08/14/17 §	6,220,000	6,261,985
WEA Finance LLC REIT (Australia) 3.750% due 09/17/24 ~	4,730,000	4,797,294
Wells Fargo & Co 1.500% due 01/16/18	1,730,000	1,729,607
3.000% due 10/23/26	4,090,000	3,987,893
3.450% due 02/13/23	2,330,000	2,387,085
4.300% due 07/22/27	11,210,000	11,769,659
4.400% due 06/14/46	3,650,000	3,709,707
4.600% due 04/01/21	6,240,000	6,729,310
4.650% due 11/04/44	1,600,000	1,686,779
4.750% due 12/07/46	2,550,000	2,733,118
4.900% due 11/17/45	3,920,000	4,290,436
5.375% due 11/02/43	2,030,000	2,356,785
5.606% due 01/15/44	1,567,000	1,870,034
Wells Fargo Bank NA 6.000% due 11/15/17	2,800,000	2,844,486

		429,542,271

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 1.6%

ABB Finance USA Inc (Switzerland) 4.375% due 05/08/42	$390,000	$426,098
Air 2 US 8.027% due 10/01/20 ~	350,890	366,022
Boeing Capital Corp 4.700% due 10/27/19	1,360,000	1,451,497
Caterpillar Financial Services Corp 1.931% due 10/01/21	2,315,000	2,275,738
Eaton Corp 1.500% due 11/02/17	300,000	300,084
2.750% due 11/02/22	6,649,000	6,692,651
4.150% due 11/02/42	2,040,000	2,097,736
General Electric Co 3.150% due 09/07/22	1,369,000	1,421,018
4.375% due 09/16/20	396,000	425,214
4.500% due 03/11/44	2,610,000	2,910,719
4.650% due 10/17/21	98,000	108,006
5.250% due 12/06/17	3,535,000	3,593,285
5.300% due 02/11/21	1,378,000	1,524,549
5.875% due 01/14/38	450,000	584,423
6.000% due 08/07/19	2,786,000	3,028,766
6.150% due 08/07/37	317,000	418,687
6.875% due 01/10/39	3,306,000	4,806,980
Harris Corp 4.854% due 04/27/35	530,000	582,676
5.054% due 04/27/45	1,470,000	1,658,505
John Deere Capital Corp 5.350% due 04/03/18	3,480,000	3,583,815
Lockheed Martin Corp 3.100% due 01/15/23	300,000	307,268
3.550% due 01/15/26	3,240,000	3,363,638
4.500% due 05/15/36	580,000	635,267
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	550,000	576,988
5.500% due 02/15/24 ~	1,000,000	1,047,000
Raytheon Co 3.125% due 10/15/20	1,680,000	1,741,273
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	270,000	280,800
5.750% due 10/15/20	990,000	1,014,344
6.875% due 02/15/21	894,427	920,142
The Boeing Co 4.875% due 02/15/20	5,560,000	5,986,752
United Technologies Corp 4.500% due 04/15/20	2,630,000	2,813,098
4.500% due 06/01/42	540,000	591,819
Waste Management Inc 3.500% due 05/15/24	1,750,000	1,825,708
7.375% due 05/15/29	1,910,000	2,523,131
WestRock RKT Co 3.500% due 03/01/20	990,000	1,017,525
4.000% due 03/01/23	1,150,000	1,205,642

		64,106,864

Technology - 1.3%

Apple Inc 2.450% due 08/04/26	4,090,000	3,919,598
Dell International LLC 3.480% due 06/01/19 ~	5,890,000	6,030,683
4.420% due 06/15/21 ~	5,730,000	6,045,482
First Data Corp 5.000% due 01/15/24 ~	4,790,000	4,944,142
7.000% due 12/01/23 ~	270,000	288,900
Intel Corp 3.700% due 07/29/25	890,000	935,390
4.900% due 07/29/45	670,000	781,428
Microsoft Corp 2.400% due 08/08/26	7,310,000	7,044,267
2.700% due 02/12/25	1,080,000	1,073,917

	Principal Amount	Value
2.875% due 02/06/24	$4,410,000	$4,484,538
3.300% due 02/06/27	7,330,000	7,545,788
3.450% due 08/08/36	150,000	150,582
3.950% due 08/08/56	1,100,000	1,105,345
4.100% due 02/06/37	260,000	280,949
Oracle Corp 1.200% due 10/15/17	4,990,000	4,987,730

		49,618,739

Utilities - 1.3%

AES Corp 4.875% due 05/15/23	1,170,000	1,197,787
5.500% due 03/15/24	30,000	31,388
5.500% due 04/15/25	330,000	346,912
7.375% due 07/01/21	1,130,000	1,299,500
Berkshire Hathaway Energy Co 6.125% due 04/01/36	601,000	775,274
6.500% due 09/15/37	1,200,000	1,618,150
Duke Energy Corp 3.550% due 09/15/21	1,350,000	1,408,343
FirstEnergy Corp 2.750% due 03/15/18	1,070,000	1,076,997
3.900% due 07/15/27	3,580,000	3,588,105
4.250% due 03/15/23	4,980,000	5,243,985
7.375% due 11/15/31	12,550,000	16,548,154
Majapahit Holding BV (Indonesia) 7.750% due 01/20/20 ~	640,000	716,800
Pacific Gas & Electric Co 6.050% due 03/01/34	7,602,000	9,835,939
8.250% due 10/15/18	930,000	1,005,116
PacifiCorp 5.650% due 07/15/18	1,860,000	1,935,211
Virginia Electric & Power Co 6.350% due 11/30/37	2,130,000	2,844,289

		49,471,950

Total Corporate Bonds & Notes (Cost $1,189,742,113)		1,243,844,551

SENIOR LOAN NOTES - 3.7%

Communications - 0.9%

Ancestry.com Operations Inc (1st Lien) 4.340% due 10/19/23 §	990,000	1,000,364
CBS Radio Inc Term B 4.716% due 10/17/23 §	1,942,049	1,957,514
CenturyLink Inc Term B 1.375% due 01/31/25 §	3,860,000	3,822,778
Charter Communications Operating LLC Term I 3.480% due 01/15/24 §	4,080,612	4,100,734
CSC Holdings LLC (1st Lien) 3.459% due 07/17/25 §	821,957	820,673
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	4,040,000	4,054,310
Sprint Communications Inc Term B (1st Lien) 3.750% due 02/02/24 §	4,084,763	4,089,137
Univision Communications Inc Term C5 3.976% due 03/15/24 §	5,112,989	5,028,308
UPC Financing Partnership Term AP 3.909% due 04/15/25 §	3,840,000	3,849,120
Virgin Media Bristol LLC Term I 3.909% due 01/31/25 §	3,609,388	3,615,780
Ziggo Secured Finance Partnership Term E 3.659% due 04/15/25 §	1,920,000	1,917,600

		34,256,318

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 1.1%

Academy Ltd Term B 5.197% due 07/01/22 §	$2,766,364	$2,180,816
American Airlines Inc Term B 3.220% due 06/26/20 §	3,209,043	3,210,047
American Builders & Contractors Supply Co Inc Term B 3.726% due 10/31/23 §	4,001,271	4,014,887
Aristocrat Leisure Ltd Term B (Australia) 3.406% due 10/20/21 §	1,801,788	1,811,698
Boyd Gaming Corp Term B3 3.688% due 09/15/23 §	3,804,240	3,814,770
CCM Merger Inc Term B 3.976% due 08/08/21 §	1,050,466	1,058,017
CWGS Group LLC 4.840% due 11/08/23 §	1,492,500	1,502,388
Hilton Worldwide Finance LLC Term B2 3.216% due 10/25/23 §	3,676,565	3,691,628
Landry’s Inc Term B 3.913% due 10/04/23 §	492,596	491,724
Lions Gate Entertainment Corp (1st Lien) (Canada) 4.226% due 12/08/23 §	1,730,188	1,740,785
Michaels Stores Inc Term B1 3.938% due 01/30/23 §	3,493,021	3,489,591
New Red Finance Term B3 (Canada) 3.504% due 02/16/24 §	3,624,082	3,623,328
Party City Holdings Inc 4.188% due 08/19/22 §	3,168,547	3,174,488
Petco Animal Supplies Inc Term B 4.172% due 01/26/23 §	3,355,844	3,032,844
PetSmart Inc Term B2 4.220% due 03/11/22 §	4,621,468	4,303,382
Station Casinos LLC Term B 3.710% due 06/08/23 §	478,334	478,932

		41,619,325

Consumer, Non-Cyclical - 0.8%

Air Medical Group Holdings Inc
Term B 4.474% due 04/28/22 §	2,727,667	2,682,319
Term B1 due 04/28/22 µ	1,137,128	1,134,144
Albertsons LLC Term B6 4.251% due 06/22/23 §	3,353,435	3,320,163
Brickman Group Ltd LLC (1st Lien) 4.217% due 12/18/20 §	1,084,773	1,088,247
HCA Inc Term B8 3.476% due 02/15/24 §	2,942,625	2,959,177
Jaguar Holding Co II 4.013% due 08/18/22 §	4,502,208	4,508,187
MPH Acquisition Holdings LLC Term B 4.296% due 06/07/23 §	3,730,165	3,734,361
Patheon Holdings I BV (Netherlands) 4.504% due 04/20/24 §	3,076,725	3,087,623
Post Holdings Inc Series A due 05/24/24 µ	1,300,000	1,303,250
Prime Security Services Borrower LLC (1st Lien) 3.974% due 05/02/22 §	3,850,350	3,860,319
Trans Union LLC Term B2 3.726% due 04/09/23 §	774,009	780,229
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.830% due 04/01/22 §	2,465,347	2,501,471

		30,959,490

	Principal Amount	Value
Energy - 0.1%

Murray Energy Corp Term B2 8.546% due 04/16/20 §	$3,184,841	$3,035,552

Financial - 0.0%

Flying Fortress Inc 3.546% due 04/30/20 §	1,232,000	1,239,186
MGM Growth Properties Operating Partnership LP Term B 3.476% due 04/25/23 §	476,382	477,692

		1,716,878

Industrial - 0.4%

Avolon SARL Term B2 (Luxembourg) 3.962% due 03/20/22 § µ	3,850,000	3,888,523
Berry Plastics Group Inc Term I 3.681% due 10/01/22 § µ	5,396,986	5,409,469
Reynolds Group Holdings Inc 4.226% due 02/05/23 §	4,789,913	4,805,629
XPO Logistics Inc Term B 3.405% due 11/01/21 §	2,191,292	2,199,509

		16,303,130

Technology - 0.2%

Dell Inc Term A2 3.480% due 09/07/21 §	2,024,051	2,029,111
First Data Corp 3.466% due 07/08/22 §	916,192	915,937
3.716% due 04/26/24 §	3,091,472	3,094,177

		6,039,225

Utilities - 0.2%

Energy Future Intermediate Holding Co LLC due 06/23/18 µ	7,890,000	7,922,878

Total Senior Loan Notes (Cost $143,385,506)		141,852,796

MORTGAGE-BACKED SECURITIES - 36.4%

Collateralized Mortgage Obligations - Commercial - 6.1%

Banc of America Commercial Mortgage Trust 5.761% due 04/10/49 §	1,487,153	1,424,242
Bank of America Merrill Lynch Large Commercial Mortgage Securities Trust 3.218% due 04/14/33 ~	150,000	152,011
Bayview Commercial Asset Trust 1.486% due 12/25/36 § ~	2,692,576	2,435,639
BBCCRE Trust 4.715% due 08/10/33 § ~	9,930,000	8,409,211
CD Commercial Mortgage Trust 5.398% due 12/11/49 §	324,497	202,173
CD Mortgage Trust 5.688% due 10/15/48	840,000	451,500
CD Mortgage Trust (IO) 1.486% due 05/10/50 §	32,347,538	3,078,677
CGRBS Commercial Mortgage Trust 3.369% due 03/13/35 ~	160,000	165,720
Citigroup Commercial Mortgage Trust 2.110% due 01/12/30 ~	1,297,156	1,299,071
4.017% due 10/10/47	2,610,000	2,735,826
5.482% due 10/15/49	1,022,884	970,614
6.385% due 12/10/49 §	680,000	403,417
Commercial Mortgage Pass-Through Certificates (IO) 2.219% due 10/15/45 §	31,555,644	2,251,145

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Commercial Mortgage Trust 3.086% due 04/12/35 § ~	$880,000	$892,086
4.300% due 10/10/46	510,000	546,437
4.762% due 10/10/46 §	450,000	485,236
5.002% due 08/15/45 § ~	2,390,000	2,283,357
5.252% due 10/10/46 § ~	510,000	358,069
5.252% due 10/10/46 §	220,000	227,225
Credit Suisse Commercial Mortgage Trust 5.373% due 12/15/39	4,933,389	4,595,982
5.869% due 09/15/40 §	1,710,000	1,673,634
6.417% due 06/15/38 §	1,698,028	925,425
Credit Suisse European Mortgage Capital (Ireland) 2.843% due 12/03/20 ~	GBP 6,495,330	8,290,644
4.110% due 12/03/20 ~	2,138,946	2,730,152
Credit Suisse Mortgage Capital Certificates 6.446% due 07/15/32 § ~	$7,500,000	7,471,582
Credit Suisse Mortgage Trust 3.881% due 11/15/37 ~	780,000	826,202
3.953% due 09/15/37 ~	2,230,000	2,310,836
4.373% due 09/15/37 ~	3,800,000	3,331,316
4.982% due 09/15/38 § ~	6,800,000	6,779,412
5.627% due 03/15/28 § ~	3,810,000	3,823,652
CSAIL Commercial Mortgage Trust 3.500% due 11/15/48 § ~	3,400,000	2,065,972
Fannie Mae - Aces 2.802% due 06/25/25 §	1,050,000	1,052,984
Fannie Mae - Aces (IO) 0.473% due 10/25/24 §	115,727,086	2,640,626
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.845% due 01/25/24 §	91,924,884	3,736,241
1.223% due 04/25/20 §	14,783,683	362,379
1.689% due 10/25/21 §	1,360,702	73,953
1.772% due 07/25/21 §	6,281,475	342,379
FREMF Mortgage Trust (IO) 0.200% due 05/25/45 ~	59,093,696	452,049
GE Commercial Mortgage Corp Trust 5.677% due 12/10/49 §	7,220,000	3,931,507
GMAC Commercial Mortgage Securities Inc Trust 5.349% due 11/10/45 §	278,791	238,116
Government National Mortgage Association 3.372% due 03/16/57 §	3,879,711	3,917,107
Government National Mortgage Association (IO) 0.467% due 01/16/53 §	88,074,228	3,181,532
0.865% due 11/16/55 §	35,936,706	1,738,312
GS Mortgage Securities Corp II 3.777% due 05/10/50 §	3,880,000	3,988,970
4.149% due 05/10/50 §	4,100,000	4,050,621
GS Mortgage Securities Corp Trust 3.721% due 02/10/37 ~	3,740,000	3,911,303
GS Mortgage Securities Trust 4.471% due 02/10/48 §	2,680,000	2,588,119
4.570% due 11/10/48 § ~	3,400,000	2,154,539
4.809% due 10/10/48 §	3,970,000	4,056,968
4.923% due 08/10/46 § ~	730,000	559,990
5.161% due 11/10/46 §	1,070,000	1,177,525
5.622% due 11/10/39	1,639,345	1,507,780
5.979% due 08/10/45 §	8,238,438	8,345,561
Hyatt Hotel Portfolio Trust 7.384% due 11/15/19 § ~	6,720,000	6,798,799
JP Morgan Chase Commercial Mortgage Securities Trust 4.289% due 08/15/27 § ~	720,000	720,768
5.411% due 05/15/47	7,530,000	5,342,924
5.438% due 01/15/49 ~	10,060,000	3,063,376
5.502% due 06/12/47 §	7,425,000	6,445,089
5.503% due 01/15/49 §	6,940,000	2,113,230
5.977% due 02/12/49 §	1,560,000	1,309,129

	Principal Amount	Value
6.264% due 02/15/51 §	$270,000	$262,705
7.383% due 10/15/19 § ~	1,900,000	1,912,666
JPMBB Commercial Mortgage Securities Trust 3.914% due 11/15/47 §	2,960,000	3,074,362
4.572% due 11/15/47 §	4,295,000	4,276,900
4.772% due 08/15/48 §	3,370,000	3,416,554
5.049% due 01/15/47 §	510,000	548,063
5.232% due 11/15/45 §	950,000	985,452
LSTAR Commercial Mortgage Trust 2.729% due 04/20/48 § ~	9,911,308	9,967,658
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	2,014,001	1,700,236
5.450% due 08/12/48 § ~	254,293	214,676
6.193% due 09/12/49 §	3,530,000	2,792,230
Morgan Stanley Bank of America Merrill Lynch Trust 3.720% due 12/15/49	3,710,000	3,895,723
Morgan Stanley Capital I Trust 5.438% due 03/15/44	3,012,595	2,810,748
Motel 6 Trust 5.000% due 02/05/30 ~	8,250,000	8,179,393
One Market Plaza Trust 3.614% due 02/10/32 ~	9,330,000	9,724,790
Rosslyn Portfolio Trust 2.109% due 06/15/33 § ~	3,890,000	3,902,934
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 § ~	5,785,104	5,798,900
Wells Fargo Commercial Mortgage Trust 3.250% due 02/15/48 ~	5,670,000	3,502,745
3.500% due 07/15/46 ~	620,000	397,901
3.848% due 05/15/48 §	3,700,000	3,623,372
4.240% due 05/15/48 §	4,325,000	3,775,252
WFRBS Commercial Mortgage Trust 4.129% due 06/15/46 § ~	1,750,000	1,600,241
4.204% due 11/15/47 §	3,830,000	3,835,176
4.723% due 03/15/47 §	340,000	362,695
WFRBS Commercial Mortgage Trust (IO) 1.373% due 03/15/47 §	10,714,054	570,755
1.614% due 06/15/45 § ~	2,864,154	157,580

		234,688,048

Collateralized Mortgage Obligations - Residential - 10.4%

Adjustable Rate Mortgage Trust 1.716% due 03/25/36 §	594,121	349,864
3.422% due 10/25/35 §	6,385,620	5,783,730
Alternative Loan Trust 6.000% due 03/25/27	167,540	170,260
6.000% due 05/25/36	4,403,843	3,521,266
6.500% due 09/25/34	212,912	209,152
6.500% due 09/25/36	2,111,383	1,794,186
14.265% due 06/25/35 §	5,750,353	7,010,168
23.736% due 07/25/36 §	1,564,227	2,255,861
Bayview Opportunity Master Fund IVa Trust 3.000% due 03/28/57 § ~	9,302,124	9,436,645
BCAP LLC Trust 1.424% due 03/28/37 § ~	7,389,987	7,160,573
Chevy Chase Funding LLC Mortgage-Backed Certificates 1.204% due 08/25/47 § ~	600,698	485,984
1.480% due 01/25/36 § ~	8,582	8,113
1.516% due 08/25/35 § ~	9,607	9,266
1.567% due 07/25/36 § ~	89,998	82,928
1.702% due 10/25/35 § ~	25,677	24,487
Citigroup Mortgage Loan Trust 2.910% due 02/25/36 § ~	279,764	280,169
3.350% due 04/25/37 §	1,316,959	1,158,017
6.500% due 10/25/36 ~	2,344,783	1,797,439

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 07/25/35	$1,685,275	$1,677,961
5.750% due 02/25/37	6,894,406	6,195,584
Credit Suisse Mortgage Trust 1.224% due 06/27/46 § ~	20,688,157	11,389,824
3.062% due 07/25/57	9,880,000	9,718,758
3.173% due 01/27/36 § ~	12,503,176	8,607,050
Fannie Mae 1.566% due 05/25/34 §	624,093	622,869
4.000% due 04/25/40 - 07/25/40	36,426,782	38,205,176
5.500% due 04/25/42	4,632,470	5,170,828
6.000% due 05/25/42	1,667,757	1,882,230
6.500% due 06/25/39 - 07/25/42	3,734,364	4,217,687
7.000% due 05/25/42	709,062	811,981
Fannie Mae (IO) 1.320% due 10/25/35	630,753	33,552
1.497% due 04/25/36	449,574	32,859
1.605% due 08/25/55 §	2,180,301	119,316
1.928% due 08/25/44 §	11,866,925	719,768
3.000% due 11/25/26 - 09/25/32	12,830,964	1,165,759
3.500% due 07/25/28 - 11/25/41	4,928,255	718,837
4.000% due 11/25/41	4,200,443	806,175
4.500% due 11/25/39	563,752	128,861
4.934% due 09/25/41 - 08/25/45 §	14,884,261	2,514,456
5.000% due 01/25/38 - 01/25/39	1,241,042	237,207
5.000% due 01/25/39 §	321,860	60,475
5.264% due 04/25/40 §	894,367	181,560
5.384% due 07/25/42 §	751,449	148,145
5.434% due 02/25/41 - 03/25/42 §	2,959,837	469,539
5.500% due 01/25/39 §	314,559	57,043
6.000% due 01/25/38 - 07/25/38	1,434,024	303,004
13.627% due 12/25/36	1,832,264	151,724
13.736% due 07/25/36	557,273	47,798
15.693% due 12/25/36	1,180,421	68,778
Fannie Mae (PO) 0.353% due 03/25/42	300,765	275,627
Fannie Mae Connecticut Avenue Securities 4.216% due 07/25/24 §	22,970,000	24,509,670
6.216% due 11/25/24 §	5,398,493	6,089,183
6.466% due 10/25/23 §	2,610,000	3,073,708
Freddie Mac 2.159% due 02/15/32 §	91,428	93,608
3.500% due 10/15/37	2,700,000	2,779,507
4.000% due 12/15/39	9,312,316	9,778,857
5.000% due 02/15/30 - 03/15/35	15,188,084	16,542,457
5.500% due 07/15/34	8,718,994	9,741,596
6.000% due 05/15/36	2,990,484	3,365,830
Freddie Mac (IO) 0.250% due 01/15/38 §	211,577	2,011
1.853% due 04/15/41 §	3,250,978	176,391
3.000% due 09/15/31 - 12/15/31	4,094,943	423,999
3.500% due 06/15/27 - 04/15/43	7,908,677	933,599
4.000% due 04/15/43	1,144,639	145,057
4.791% due 10/15/41 §	2,447,098	397,771
4.841% due 05/15/44 §	9,105,441	1,568,675
4.871% due 09/15/37 §	1,728,534	292,993
4.891% due 08/15/39 §	1,704,975	279,981
5.041% due 05/15/39 §	1,448,833	189,929
5.071% due 01/15/40 §	369,164	60,033
5.091% due 09/15/42 §	1,521,832	252,989
5.131% due 11/15/36 §	656,344	114,692
Freddie Mac Structured Agency Credit Risk Debt Notes 4.466% due 07/25/29 §	17,670,000	18,456,665
5.716% due 02/25/24 §	3,590,000	4,195,846
5.966% due 10/25/24 §	9,520,000	10,574,469
6.166% due 07/25/29 §	4,410,000	4,760,852
10.566% due 04/25/28 §	5,876,835	7,252,710

	Principal Amount	Value
Government National Mortgage Association 1.343% due 08/20/58 §	$16,888,619	$16,744,086
1.493% due 03/20/61 §	2,539,875	2,538,790
2.044% due 05/20/60 §	605,646	614,144
4.500% due 10/20/39	10,432,725	11,008,300
5.000% due 07/20/39	3,000,000	3,271,389
Government National Mortgage Association (IO) 1.034% due 11/20/42 §	471,024	18,063
3.500% due 04/20/27 - 05/20/43	6,315,990	670,281
4.000% due 04/16/45	2,132,141	464,910
4.388% due 08/20/44 §	2,690,815	406,356
4.928% due 08/16/42 §	1,468,693	268,460
4.978% due 06/16/43 §	2,992,356	378,300
5.000% due 10/20/44	11,789,388	2,504,036
5.028% due 10/16/42 §	1,915,226	358,125
5.268% due 04/20/40 §	244,231	44,353
5.288% due 03/20/39 §	344,380	24,810
5.338% due 06/20/40 §	3,551,123	764,833
5.428% due 04/16/42 §	3,650,149	833,609
5.438% due 01/20/40 §	336,231	43,605
GSMPS Mortgage Loan Trust 1.566% due 03/25/35 § ~	1,126,052	1,002,893
GSMSC Resecuritization Trust 1.634% due 11/26/37 § ~	13,880,000	9,514,324
GSR Mortgage Loan Trust 3.375% due 07/25/35 §	482,108	454,399
Impac CMB Trust 1.736% due 11/25/35 §	3,304,134	2,724,884
IndyMac IMSC Mortgage Loan Trust 1.396% due 07/25/47 §	7,679,263	5,112,197
IndyMac INDX Mortgage Loan Trust 1.476% due 06/25/35 §	2,241,472	2,019,819
JP Morgan Mortgage Trust 3.275% due 08/25/35 §	1,355,841	1,357,774
Lehman Mortgage Trust 1.966% due 12/25/35 §	6,331,585	4,843,517
6.000% due 05/25/37	1,528,544	1,515,163
MASTR Adjustable Rate Mortgages Trust 3.081% due 04/21/34 §	1,487,996	1,536,715
MASTR Reperforming Loan Trust 7.000% due 08/25/34 ~	1,664,484	1,693,172
Merrill Lynch Mortgage Investors Trust 3.126% due 06/25/35 §	2,500,739	2,508,719
Morgan Stanley Mortgage Loan Trust 3.237% due 07/25/35 §	1,666,065	1,510,745
3.521% due 07/25/34 §	609,498	602,508
Morgan Stanley Resecuritization Trust 1.394% due 12/26/46 § ~	26,823,457	13,899,175
1.462% due 04/26/47 § ~	4,379,000	3,914,541
NAAC Reperforming Loan REMIC Trust Certificates 6.500% due 02/25/35 ~	2,287,140	2,246,847
New Residential Mortgage Loan Trust 4.000% due 05/25/57 § ~	9,270,000	9,706,719
Nomura Resecuritization Trust 1.692% due 08/26/46 § ~	5,855,041	4,504,371
RAAC Trust 6.000% due 09/25/34	24,786	24,865
RBSSP Resecuritization Trust 3.882% due 12/26/35 § ~	297,354	299,234
Residential Asset Securitization Trust 1.716% due 07/25/36 §	650,343	526,348
6.000% due 08/25/36	1,423,354	1,274,833
Structured Adjustable Rate Mortgage Loan Trust 3.419% due 08/25/36 §	7,808,936	6,326,697
3.471% due 05/25/36 §	2,894,751	2,417,695

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust 2.313% due 10/25/36 §	$1,484,483	$1,367,434
2.795% due 09/25/33 §	234,512	238,685
4.001% due 07/25/37 §	3,964,640	3,695,210
Washington Mutual Mortgage Pass-Through Certificates Trust 1.432% due 01/25/47 §	7,733,236	5,901,891
6.000% due 07/25/36	787,731	669,598
Wells Fargo Mortgage Loan Trust 3.148% due 08/27/35 ~	1,072,736	1,081,024
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 08/25/37	1,115,996	1,124,536

		400,904,599

Fannie Mae - 10.0%

2.500% due 01/01/28 - 08/01/32	10,741,941	10,806,137
2.810% due 04/01/25	120,000	121,155
3.000% due 08/01/32 - 08/01/47	122,822,534	123,036,249
3.500% due 09/01/42 - 08/01/47	111,805,831	114,784,302
4.000% due 10/01/42 - 02/01/56	46,230,837	49,068,383
4.500% due 04/01/23 - 04/01/56	54,311,474	58,704,503
5.000% due 07/01/33 - 08/01/47	21,002,485	23,035,766
5.500% due 04/01/37 - 11/01/38	2,347,689	2,617,912
6.000% due 04/01/33 - 08/01/37	636,604	728,398
6.500% due 05/01/40	3,004,187	3,388,137
7.000% due 02/01/39	1,525,828	1,758,553

		388,049,495

Freddie Mac - 5.3%

3.000% due 01/01/47 - 08/01/47	26,147,759	26,151,054
3.500% due 08/16/32 - 08/01/47	71,715,580	73,646,024
4.000% due 10/01/25 - 08/01/47	64,054,581	67,409,383
4.500% due 12/01/43 - 11/01/44	20,031,129	21,783,476
5.000% due 12/01/35 - 11/01/41	7,473,435	8,190,493
5.500% due 08/01/37 - 12/01/38	2,039,719	2,275,830
6.000% due 10/01/36 - 11/01/39	5,274,955	5,982,007
6.500% due 09/01/39	946,848	1,059,396
7.000% due 03/01/39	438,472	492,358

		206,990,021

Government National Mortgage Association - 4.6%

1.604% due 08/20/60 §	833,551	838,775
3.000% due 08/01/47	67,000,000	67,582,324
3.500% due 03/20/47 - 08/01/47	68,014,283	70,361,558
4.500% due 01/20/40 - 07/20/41	15,706,250	16,884,635
5.000% due 01/15/40 - 11/20/40	13,125,464	14,396,609
5.500% due 06/15/36	522,289	588,349
6.000% due 06/20/35 - 03/20/42	7,310,949	8,226,351
6.500% due 10/20/37	805,692	943,546

		179,822,147

Total Mortgage-Backed Securities (Cost $1,411,081,060)		1,410,454,310

ASSET-BACKED SECURITIES - 3.1%

ACE Securities Corp Home Equity Loan Trust 1.996% due 04/25/34 §	1,634,112	1,570,797
Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Certificates 2.311% due 09/25/34 §	14,391,866	9,923,521
Asset-Backed Pass-Through Certificates 1.906% due 04/25/34 §	812,314	812,817
Bear Stearns Asset-Backed Securities Trust 1.786% due 09/25/34 §	257,650	258,175
CIT Mortgage Loan Trust 2.716% due 10/25/37 § ~	28,620,000	27,061,226

	Principal Amount	Value
Citigroup Mortgage Loan Trust 1.286% due 05/25/37 §	$244,651	$182,099
Citigroup Mortgage Loan Trust Inc 1.366% due 08/25/36 §	157,864	157,256
Community Funding Ltd CLO (Cayman) 5.750% due 11/01/27 § ~	9,180,000	9,192,228
Countrywide Home Equity Loan Trust 1.309% due 11/15/36 §	143,622	124,362
Credit-Based Asset Servicing & Securitization LLC 1.996% due 07/25/33 §	987,453	938,198
Greenpoint Manufactured Housing 4.659% due 03/18/29 §	1,175,000	1,082,484
4.890% due 06/19/29 §	325,000	314,009
7.270% due 06/15/29	3,897,225	4,015,256
JGWPT XXXIII LLC 3.500% due 06/15/77 ~	6,822,279	6,752,968
KeyCorp Student Loan Trust ‘A’ 1.410% due 10/27/42 §	8,289,206	7,895,315
Manufactured Housing Contract Trust Pass-Through Certificates 4.391% due 03/13/32 §	1,300,000	1,242,264
4.494% due 02/20/32 §	475,000	452,829
National Collegiate Student Loan Trust 2.066% due 03/25/38 §	19,541,741	12,094,865
Origen Manufactured Housing Contract Trust 2.775% due 04/15/37 §	6,338,679	5,450,326
2.818% due 10/15/37 §	10,669,672	9,090,151
RAMP Trust 1.486% due 10/25/36 §	4,182,000	4,114,516
1.626% due 11/25/35 §	506,622	507,245
Saxon Asset Securities Trust 1.906% due 05/25/35 §	1,693,014	1,688,598
SLM Student Loan EDC Repackaging Trust 3.500% due 10/28/29 ~	3,130,260	3,088,605

	Shares

SoFi Professional Loan Program LLC 0.000% due 08/25/36 ~	13	5,321,875

	Principal Amount

Structured Asset Investment Loan Trust 2.216% due 10/25/33 §	$2,090,512	2,068,230
United States Small Business Administration 2.840% due 04/01/37	4,150,000	4,163,153
2.980% due 06/01/35	456,148	460,884

Total Asset-Backed Securities (Cost $117,908,604)		120,024,252

U.S. GOVERNMENT AGENCY ISSUES - 1.6%

Fannie Mae 1.826% due 10/09/19	22,680,000	21,764,703
6.625% due 11/15/30	15,850,000	22,712,527
Financing Corp 1.493% due 11/02/18	12,210,000	11,969,537
1.515% due 12/06/18	5,350,000	5,235,772

Total U.S. Government Agency Issues (Cost $59,429,041)		61,682,539

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 17.2%

U.S. Treasury Bonds - 12.3%

2.500% due 02/15/45	$10,740,000	$10,041,481
2.500% due 02/15/46	14,560,000	13,578,903
3.000% due 05/15/45	37,435,000	38,642,878
3.000% due 02/15/47	30,740,000	31,771,481
3.000% due 05/15/47	36,710,000	37,958,287
3.375% due 05/15/44	173,540,000	192,029,472
3.750% due 11/15/43	129,040,000	151,909,372

		475,931,874

U.S. Treasury Inflation Protected Securities - 4.0%

0.125% due 04/15/21 ^	56,810,763	56,741,397
0.125% due 04/15/22 ^	14,859,221	14,792,726
0.125% due 07/15/26 ^	41,321,010	39,874,031
0.625% due 02/15/43 ^	2,828,777	2,607,100
0.750% due 02/15/42 ^	12,854,754	12,252,187
0.875% due 02/15/47 ^	3,919,807	3,808,014
2.125% due 02/15/40 ^	4,966,012	6,184,448
2.125% due 02/15/41 ^	2,891,683	3,617,730
2.375% due 01/15/25 ^	12,542,957	14,293,866

		154,171,499

U.S. Treasury Notes - 0.9%

0.625% due 11/30/17	2,000,000	1,995,956
1.125% due 06/30/21	450,000	439,207
1.375% due 09/30/20	490,000	486,411
1.375% due 09/30/23	6,330,000	6,075,072
1.500% due 02/28/23	60,000	58,410
1.875% due 04/30/22	710,000	709,903
2.000% due 05/31/24	2,100,000	2,082,813
2.125% due 03/31/24	11,040,000	11,046,679
2.125% due 05/15/25	6,340,000	6,300,502
2.250% due 11/15/25	1,130,000	1,130,331
2.375% due 05/15/27	3,500,000	3,523,107
2.625% due 11/15/20	100,000	103,217

		33,951,608

Total U.S. Treasury Obligations (Cost $658,729,426)		664,054,981

FOREIGN GOVERNMENT BONDS & NOTES - 7.4%

Argentine Bonos del Tesoro (Argentina) 18.200% due 10/03/21	ARS 136,860,000	8,773,063
Argentine Republic Government (Argentina) 5.625% due 01/26/22	$8,910,000	9,146,115
6.875% due 04/22/21	2,540,000	2,727,960
7.125% due 07/06/36	1,240,000	1,231,940
7.500% due 04/22/26	1,680,000	1,810,200
7.625% due 04/22/46	1,850,000	1,899,025
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/21	BRL 72,399,000	21,900,146
10.000% due 01/01/23	54,999,000	16,436,764
Brazilian Government (Brazil) 2.625% due 01/05/23	$660,000	612,975
5.000% due 01/27/45	3,450,000	3,036,000
5.625% due 01/07/41	7,690,000	7,420,850
China Government (China) 3.310% due 11/30/25 ~	CNY 77,500,000	10,648,519
3.380% due 11/21/24 ~	17,000,000	2,356,329
3.390% due 05/21/25 ~	20,500,000	2,840,472
Colombia Government (Colombia) 5.625% due 02/26/44	$5,130,000	5,632,740
Indonesia Government (Indonesia) 3.750% due 04/25/22 ~	1,490,000	1,533,350
4.875% due 05/05/21 ~	6,730,000	7,244,899
5.375% due 10/17/23 ~	400,000	445,206
5.875% due 03/13/20 ~	260,000	284,526
5.875% due 01/15/24 ~	973,000	1,112,803

	Principal Amount	Value
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 1,879,687,926	$17,469,107
Kuwait Government (Kuwait) 3.500% due 03/20/27 ~	$5,350,000	5,475,324
Mexican Bonos (Mexico) 6.500% due 06/09/22	MXN 734,481,300	40,273,796
7.750% due 11/23/34	171,270,000	10,144,601
7.750% due 11/13/42	799,027,500	46,597,738
10.000% due 12/05/24	109,240,000	7,177,291
Mexico Government (Mexico) 5.550% due 01/21/45	$1,120,000	1,258,600
Peruvian Government (Peru) 5.625% due 11/18/50	3,870,000	4,698,180
6.550% due 03/14/37	580,000	765,310
Portugal Government (Portugal) 5.125% due 10/15/24 ~	3,090,000	3,159,525
Provincia de Buenos Aires (Argentina) 6.500% due 02/15/23 ~	2,060,000	2,108,410
7.875% due 06/15/27 ~	1,770,000	1,836,906
Republic of Poland Government (Poland) 4.000% due 01/22/24	11,420,000	12,232,327
Russian Federal (Russia) 7.050% due 01/19/28	RUB 1,179,570,000	19,056,131
8.150% due 02/03/27	336,739,000	5,961,950

Total Foreign Government Bonds & Notes (Cost $311,569,056)		285,309,078

MUNICIPAL BONDS - 0.1%

Northstar Education Finance Inc DE 1.476% due 01/29/46 §	$2,500,000	2,313,392

Total Municipal Bonds (Cost $2,108,416)		2,313,392

PURCHASED OPTIONS - 0.0%
(See Note (d) in Notes to Schedule of Investments)
(Cost $1,327,719)		1,642,382

SHORT-TERM INVESTMENTS - 5.4%

Repurchase Agreements - 5.4%

Deutsche Bank AG 1.140% due 07/03/17 (Dated 06/30/17, repurchase price of $100,009,500; collateralized by U.S. Treasury Notes: 2.625% due 07/15/17 and value $102,069,926)	100,000,000	100,000,000
Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $107,369,681; collateralized by U.S. Treasury Notes: 2.500% due 08/15/23 and value $109,519,719)	107,368,608	107,368,608

		207,368,608

Total Short-Term Investments (Cost $207,368,608)		207,368,608

TOTAL INVESTMENTS - 107.1% (Cost $4,107,558,632)		4,143,679,755

OTHER ASSETS & LIABILITIES, NET - (7.1%)		(275,015,606)

NET ASSETS - 100.0%		$3,868,664,149

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	36.4%
Corporate Bonds & Notes	32.1%
U.S. Treasury Obligations	17.2%
Foreign Government Bonds & Notes	7.4%
Short-Term Investments	5.4%
Senior Loan Notes	3.7%
Asset-Backed Securities	3.1%
Others (each less than 3.0%)	1.8%

	107.1%
Other Assets & Liabilities, Net	(7.1%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
CAD FX (09/17)	602	$1,578,284
Euro FX (09/17)	511	876,823
Euro-Bobl (09/17)	54	(83,045)
Euro-BTP (09/17)	798	1,199,249
Euro-Bund (08/17)	88	133,831
Eurodollar (03/18)	538	56,402
Eurodollar (12/18)	1,870	1,170,710
GBP FX (09/17)	23	15,594
MXN FX (09/17)	1,517	450,170
U.S. Treasury 2-Year Notes (09/17)	1,095	(269,087)
U.S. Treasury 5-Year Notes (09/17)	13,043	(4,487,270)
U.S. Treasury 10-Year Notes (09/17)	3,561	(2,747,089)
U.S. Treasury Ultra Long Bond (09/17)	831	529,536
United Kingdom Gilt (09/17)	5	(13,815)

		(1,589,707)

Short Futures Outstanding
AUD FX (09/17)	141	(234,009)
Euro-Bund (08/17)	56	(63,427)
Euro-Bund (09/17)	2	(1,831)
Euro-Bund (09/17)	1,815	5,510,284
Euro-Buxl (09/17)	33	98,323
Eurodollar (09/17)	1,437	14,792
Eurodollar (12/17)	2,634	295,527
Eurodollar (06/18)	323	38,313
Eurodollar (09/18)	310	(84,195)
Eurodollar (12/19)	1,399	(1,318,422)
Japan 10-Year Bonds (09/17)	75	399,556
JPY FX (09/17)	1,515	4,701,595
U.S. Treasury Long Bonds (09/17)	1,486	1,099,586
U.S. Treasury Ultra 10-Year Notes (09/17)	665	18,557

		10,474,649

Total Futures Contracts		$8,884,942

(c)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	1,682,440	USD	1,263,046	07/17	BRC	$34,711
CNH	169,776,861	USD	24,899,444	07/17	CIT	111,553
CNY	14,560,949	USD	2,141,001	07/17	BRC	7,155
EUR	9,500,000	USD	10,432,007	07/17	BRC	426,749
GBP	6,883,250	USD	8,621,119	07/17	BRC	348,276
IDR	237,071,530,000	USD	17,738,236	07/17	JPM	13,384
INR	348,690,000	USD	5,353,754	07/17	BRC	32,476
JPY	3,104,950,205	USD	28,438,819	07/17	BRC	(815,619)
MXN	558,402,614	USD	29,175,860	07/17	GSC	1,518,939
USD	14,254,700	BRL	45,338,500	07/17	BRC	613,444
USD	24,515,452	CNH	169,776,861	07/17	BRC	(495,545)
USD	24,736,193	CNH	169,776,861	10/17	CIT	(119,714)
USD	2,090,288	CNY	14,560,949	07/17	BRC	(57,868)
USD	2,125,686	CNY	14,560,949	10/17	BRC	(7,050)
USD	4,517,680	EUR	4,000,000	07/17	BNP	(54,428)
USD	32,716,675	EUR	30,697,572	07/17	BRC	(2,371,477)
USD	73,193,284	MXN	1,389,940,468	07/17	BOA	(3,210,268)

Total Forward Foreign Currency Contracts						($4,025,282)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2017 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - EUR FX (07/17)	$1.13	07/07/17	CME	56	$60,082	$133,700
Call - U.S. Treasury 5-Year Notes (08/17)	118.50	07/21/17	CME	161	40,468	11,321
Call - U.S. Treasury 10-Year Notes (08/17)	125.75	07/21/17	CME	133	66,635	54,031
Call - U.S. Treasury 10-Year Notes (08/17)	126.00	07/21/17	CME	135	53,142	40,078
Call - U.S. Treasury 10-Year Notes (08/17)	126.50	07/21/17	CME	137	54,586	21,406
Call - U.S. Treasury 10-Year Notes (08/17)	127.00	07/21/17	CME	332	138,720	25,938
Call - U.S. Treasury 10-Year Notes (08/17)	127.50	07/21/17	CME	128	57,588	6,000
Call - U.S. Treasury 30-Year Bonds (08/17)	155.00	07/21/17	CME	39	42,174	24,984
Call - U.S. Treasury 30-Year Bonds (08/17)	155.50	07/21/17	CME	38	34,577	18,406
Call - U.S. Treasury 30-Year Bonds (08/17)	156.00	07/21/17	CME	61	62,714	22,875
Call - CAD FX (08/17)	74.50	08/04/17	CME	32	19,624	89,600
Call - U.S. Treasury 5-Year Notes (09/17)	118.75	08/25/17	CME	174	71,784	24,469

					702,094	472,808

Put - AUD FX (07/17)	75.00	07/07/17	CME	64	29,328	1,920
Put - JPY FX (07/17)	90.00	07/07/17	CME	36	23,517	46,350
Put - JPY FX (07/17)	91.00	07/07/17	CME	70	51,415	169,750
Put - U.S. Treasury 2-Year Notes (08/17)	107.63	07/21/17	CME	400	13,800	6,250
Put - U.S. Treasury 5-Year Notes (08/17)	114.75	07/21/17	CME	900	9,957	14,063
Put - U.S. Treasury 5-Year Notes (08/17)	115.50	07/21/17	CME	1,100	12,169	25,782
Put - U.S. Treasury 10-Year Notes (08/17)	126.00	07/21/17	CME	433	221,001	331,516
Put - U.S. Treasury 10-Year Notes (08/17)	126.50	07/21/17	CME	78	46,566	87,750
Put - U.S. Treasury 30-Year Bonds (08/17)	154.00	07/21/17	CME	20	24,752	27,187
Put - U.S. Treasury 30-Year Bonds (08/17)	156.50	07/21/17	CME	76	75,059	235,125
Put - JPY FX (08/17)	91.00	08/04/17	CME	59	64,267	163,725
Put - U.S. Treasury 5-Year Notes (09/17)	111.75	08/25/17	CME	1,850	34,919	28,906
Put - U.S. Treasury 5-Year Notes (09/17)	114.25	08/25/17	CME	1,000	18,875	31,250

					625,625	1,169,574

Total Purchased Options					$1,327,719	$1,642,382

(e)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, December 31, 2016	9,259	25,730,000	$5,141,196
Call Options Written	18,412	31,600,000	8,704,626
Put Options Written	10,502	36,160,000	5,355,082
Call Options Exercised	(6,991)	-	(3,277,375)
Put Options Exercised	(655)	(36,160,000)	(578,858)
Call Options Expired	(13,572)	(31,600,000)	(5,844,106)
Put Options Expired	(8,883)	(25,730,000)	(4,824,600)
Call Options Closed	(4,710)	-	(2,814,724)
Put Options Closed	(1,010)	-	(648,849)

Outstanding, June 30, 2017	2,352	-	$1,212,392

(f)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 5-Year Notes (08/17)	$118.25	07/21/17	CME	40	$7,370	($5,000)
Call - U.S. Treasury 5-Year Notes (08/17)	118.75	07/21/17	CME	159	25,905	(6,211)
Call - U.S. Treasury 30-Year Bonds (08/17)	157.00	07/21/17	CME	192	107,939	(42,000)
Call - U.S. Treasury 30-Year Bonds (08/17)	158.00	07/21/17	CME	38	25,408	(5,344)
Call - U.S. Treasury 30-Year Bonds (08/17)	159.00	07/21/17	CME	76	22,909	(7,125)
Call - U.S. Treasury 30-Year Bonds (08/17)	160.00	07/21/17	CME	31	11,118	(1,938)
Call - EUR FX (08/17)	1.13	08/04/17	CME	62	57,924	(155,000)
Call - U.S. Treasury 5-Year Notes (09/17)	119.75	08/25/17	CME	40	4,870	(1,250)
Call - U.S. Treasury 10-Year Notes (09/17)	126.50	08/25/17	CME	112	57,386	(47,250)
Call - U.S. Treasury 10-Year Notes (09/17)	127.00	08/25/17	CME	154	99,734	(45,719)
Call - U.S. Treasury 10-Year Notes (09/17)	128.00	08/25/17	CME	80	24,740	(11,250)
Call - U.S. Treasury 10-Year Notes (09/17)	129.00	08/25/17	CME	3	1,115	(188)
Call - U.S. Treasury 30-Year Bonds (09/17)	157.00	08/25/17	CME	399	397,172	(274,313)
Call - U.S. Treasury 30-Year Bonds (09/17)	158.00	08/25/17	CME	19	16,563	(9,203)

					860,153	(611,791)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Put - JPY FX (07/17)	$88.00	07/07/17	CME	64	$22,992	($4,800)
Put - JPY FX (07/17)	89.00	07/07/17	CME	12	2,436	(5,100)
Put - U.S. Treasury 5-Year Notes (08/17)	118.00	07/21/17	CME	199	28,892	(76,180)
Put - U.S. Treasury 10-Year Notes (08/17)	124.00	07/21/17	CME	237	54,777	(29,624)
Put - U.S. Treasury 10-Year Notes (08/17)	125.50	07/21/17	CME	97	32,122	(48,500)
Put - U.S. Treasury 30-Year Bonds (08/17)	152.00	07/21/17	CME	85	34,599	(53,125)
Put - U.S. Treasury 30-Year Bonds (08/17)	155.00	07/21/17	CME	125	82,094	(244,141)
Put - U.S. Treasury 30-Year Bonds (08/17)	155.50	07/21/17	CME	38	23,033	(87,281)
Put - EUR FX (08/17)	1.11	08/04/17	CME	31	12,486	(2,324)
Put - U.S. Treasury 30-Year Bonds (09/17)	151.00	08/25/17	CME	59	58,808	(57,156)

					352,239	(608,231)

Total Written Options					$1,212,392	($1,220,022)

(g)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY28 5Y	5.000%	06/20/22	CME	$130,083,382	($9,115,996)	($9,286,064)	$170,068

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (2)	Value (3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG27 5Y	1.000%	12/20/21	CME	$68,560,000	$1,433,116	$1,106,921	$326,195
CDX IG28 5Y	1.000%	06/20/22	CME	161,350,000	3,044,529	2,812,002	232,527

					$4,477,645	$3,918,923	$558,722

Total Credit Default Swaps					($4,638,351)	($5,367,141)	$728,790

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.597%	03/29/19	$63,130,000	$278,992	$-	$278,992
3-Month USD-LIBOR	CME	1.138%	10/17/19	81,360,000	(950,538)	-	(950,538)
3-Month USD-LIBOR	CME	1.671%	06/14/20	99,520,000	(164,564)	(28,682)	(135,882)
3-Month USD-LIBOR	CME	1.185%	06/13/21	57,590,000	(1,464,446)	-	(1,464,446)
3-Month USD-LIBOR	CME	2.054%	03/31/22	10,700,000	113,423	-	113,423

					($2,187,133)	($28,682)	($2,158,451)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	1.897%	08/31/22	$138,800,000	($263,013)	$-	($263,013)
3-Month USD-LIBOR	CME	1.900%	11/30/22	277,388,000	1,163,758	-	1,163,758
3-Month USD-LIBOR	CME	1.267%	05/15/23	136,320,000	5,801,975	53,146	5,748,829
3-Month USD-LIBOR	CME	1.580%	06/13/26	57,440,000	3,113,287	8,108	3,105,179
3-Month USD-LIBOR	CME	2.474%	11/15/43	46,800,000	926,349	(184,125)	1,110,474
6-Month JPY-LIBOR	CME	0.641%	05/09/46	JPY 2,649,800,000	1,164,695	-	1,164,695

					$11,907,051	($122,871)	$12,029,922

Total Interest Rate Swaps					$9,719,918	($151,553)	$9,871,471

Total Swap Agreements					$5,081,567	($5,518,694)	$10,600,261

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$5,132,866	$5,132,866	$-	$-
	Corporate Bonds & Notes	1,243,844,551	-	1,243,844,551	-
	Senior Loan Notes	141,852,796	-	141,852,796	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	234,688,048	-	223,667,252	11,020,796
	Collateralized Mortgage Obligations - Residential	400,904,599	-	400,904,599	-
	Fannie Mae	388,049,495	-	388,049,495	-
	Freddie Mac	206,990,021	-	206,990,021	-
	Government National Mortgage Association	179,822,147	-	179,822,147	-

	Total Mortgage-Backed Securities	1,410,454,310	-	1,399,433,514	11,020,796

	Asset-Backed Securities	120,024,252	-	105,510,149	14,514,103
	U.S. Government Agency Issues	61,682,539	-	61,682,539	-
	U.S. Treasury Obligations	664,054,981	-	664,054,981	-
	Foreign Government Bonds & Notes	285,309,078	-	285,309,078	-
	Municipal Bonds	2,313,392	-	2,313,392	-
	Short-Term Investments	207,368,608	-	207,368,608	-
	Derivatives:
	Credit Contracts
	Swaps	4,477,645	-	4,477,645	-
	Foreign Currency Contracts
	Futures	7,622,466	7,622,466	-	-
	Forward Foreign Currency Contracts	3,106,687	-	3,106,687	-
	Purchased Options	605,045	-	605,045	-

	Total Foreign Currency Contracts	11,334,198	7,622,466	3,711,732	-

	Interest Rate Contracts
	Futures	10,564,666	10,564,666	-	-
	Purchased Options	1,037,337	-	1,037,337	-
	Swaps	12,562,479	-	12,562,479	-

	Total Interest Rate Contracts	24,164,482	10,564,666	13,599,816	-

	Total Asset - Derivatives	39,976,325	18,187,132	21,789,193	-

	Total Assets	4,182,013,698	23,319,998	4,133,158,801	25,534,899

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(9,115,996)	-	(9,115,996)	-
	Foreign Currency Contracts
	Futures	(234,009)	(234,009)	-	-
	Forward Foreign Currency Contracts	(7,131,969)	-	(7,131,969)	-
	Written Options	(167,224)	-	(167,224)	-

	Total Foreign Currency Contracts	(7,533,202)	(234,009)	(7,299,193)	-

	Interest Rate Contracts
	Futures	(9,068,181)	(9,068,181)	-	-
	Written Options	(1,052,798)	-	(1,052,798)	-
	Swaps	(2,842,561)	-	(2,842,561)	-

	Total Interest Rate Contracts	(12,963,540)	(9,068,181)	(3,895,359)	-

	Total Liabilities - Derivatives	(29,612,738)	(9,302,190)	(20,310,548)	-

	Total Liabilities	(29,612,738)	(9,302,190)	(20,310,548)	-

	Total	$4,152,400,960	$14,017,808	$4,112,848,253	$25,534,899

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 5.2%

Communications - 1.5%

Intelsat Jackson Holdings SA (Luxembourg) 9.500% due 09/30/22 ~	$2,750,000	$3,300,000
Sprint Corp 7.875% due 09/15/23	5,350,000	6,165,875

		9,465,875

Consumer, Cyclical - 1.5%

Caesars Entertainment Resort Properties LLC 11.000% due 10/01/21	3,968,000	4,255,680
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,127,000	4,519,065
PetSmart Inc 5.875% due 06/01/25 ~	425,000	411,719

		9,186,464

Consumer, Non-Cyclical - 0.8%

Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	4,750,000	5,173,510

Energy - 0.5%

EP Energy LLC 8.000% due 11/29/24 ~	2,250,000	2,255,625
9.375% due 05/01/20	750,000	595,312

		2,850,937

Industrial - 0.9%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	5,500,000	5,635,245

Total Corporate Bonds & Notes (Cost $32,053,222)		32,312,031

SENIOR LOAN NOTES - 92.6%

Basic Materials - 2.2%

Allnex USA Inc Term B3 4.406% due 09/13/23 §	213,227	213,760
Huntsman International LLC Term B2 4.121% due 04/01/23 §	987,538	992,777
LTI Holdings Inc (1st Lien) 5.922% due 05/08/24 §	2,750,000	2,729,719
MacDermid Inc
Term B5 4.726% due 06/07/20 §	584,469	588,801
Term B6 4.226% due 06/07/23 §	6,238,715	6,262,759
PQ Corp 5.476% due 11/04/22 §	3,218,181	3,253,835

		14,041,651

Communications - 12.2%

Altice US Finance I Corp 3.466% due 07/28/25 §	6,000,000	6,004,500
Avaya Inc 8.675% due 01/24/18 § µ	14,793,299	15,278,712
Term B7 due 05/29/20 * Y µ	3,625,000	2,924,168
CenturyLink Inc Term B 1.375% due 01/31/25 §	6,000,000	5,942,142
CSC Holdings LLC (1st Lien) 3.459% due 07/17/25 §	6,000,000	5,990,628
Cumulus Media Holdings Inc 4.480% due 12/23/20 §	5,020,000	4,059,925
Frontier Communications Corp Term B1 4.910% due 06/15/24 §	4,500,000	4,438,125

	Principal Amount	Value
iHeartCommunications Inc Term D 7.976% due 01/30/19 §	$3,800,000	$3,116,000
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 4.000% due 06/30/19 §	7,625,000	7,570,992
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	2,000,000	2,007,084
Sprint Communications Inc Term B (1st Lien) 3.750% due 02/02/24 §	7,481,250	7,489,262
Telesat Canada Term B4 (Canada) 4.300% due 11/17/23 § µ	4,481,250	4,512,991
Uber Technologies Term B 5.216% due 07/13/23 §	6,957,475	6,966,172

		76,300,701

Consumer, Cyclical - 17.9%

24 Hour Fitness Worldwide Inc Term B 5.046% due 05/28/21 §	1,178,213	1,174,531
BJ’s Wholesale Club Inc (2nd Lien) 8.710% due 02/03/25 §	4,500,000	4,397,346
Caesars Entertainment Resort Properties LLC Term B 4.726% due 10/11/20 §	12,239,367	12,296,745
Caesars Growth Properties Holdings LLC 4.226% due 05/08/21 §	8,652,896	8,696,161
CEC Entertainment Inc Term B 4.226% due 02/14/21 § µ	9,540,470	9,509,168
CityCenter Holdings LLC Term B 3.716% due 04/18/24 § µ	5,500,000	5,515,714
ClubCorp Club Operations Inc 4.046% due 12/15/22 §	3,665,886	3,692,617
Dollar Tree Inc Term B2 4.250% due 07/06/22	1,000,000	1,015,150
Federal-Mogul Holdings Corp Term C 4.927% due 04/15/21 §	3,620,637	3,635,347
Gateway Casinos & Entertainment Ltd Term B1 (Canada) 5.046% due 02/22/23 §	1,000,000	1,010,000
Intrawest Resorts Holdings Inc Term B1 due 06/28/24 µ	1,250,000	1,253,125
Morsco Inc Term B 8.226% due 10/31/23 §	1,975,000	2,002,156
NCP HoldCo Inc due 01/22/20 µ	748,072	750,254
due 07/21/22 µ	750,000	751,875
New Red Finance Term B3 (Canada) 3.504% due 02/16/24 §	5,982,893	5,981,649
Nexeo Solutions LLC Term B 4.973% due 06/09/23 §	4,603,616	4,650,371
NPC International Inc
(1st Lien) 4.716% due 04/19/24 §	4,750,000	4,776,719
(2nd Lien) 8.716% due 04/18/25 §	1,250,000	1,268,750
Petco Animal Supplies Inc Term B 4.172% due 01/26/23 §	3,606,869	3,259,708
Playa Resorts Holding BV Term B (Netherlands) 4.170% due 04/05/24 §	500,000	501,313
Radio Systems Corp Term B 4.726% due 05/02/24 §	1,000,000	1,007,500
Rite Aid Corp (2nd Lien) 5.105% due 06/21/21 §	1,000,000	1,005,625
5.980% due 08/21/20 §	11,276,000	11,353,522
Seminole Tribe of Florida Term B due 06/21/24 µ	1,000,000	1,003,125
Spin Holdco Inc Term B 4.966% due 11/14/22 §	6,000,000	5,978,436

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SRS Distribution Inc
(2nd Lien) 10.046% due 02/24/23 § µ	$6,044,973	$6,192,319
Term B 4.546% due 08/25/22 §	3,666,547	3,686,408
Univar Inc Term B 3.976% due 07/01/22 §	5,972,494	5,984,313

		112,349,947

Consumer, Non-Cyclical - 13.0%

Air Medical Group Holdings Inc
Term B 4.474% due 04/28/22 §	989,899	973,442
Term B1 5.159% due 04/28/22 §	1,483,759	1,479,865
Allied Universal Holdco LLC 5.046% due 07/28/22 §	6,221,440	6,243,215
Brand Energy & Infrastructure Services Inc 5.491% due 06/21/24 §	7,000,000	6,987,750
Brickman Group Ltd LLC (2nd Lien) 7.709% due 12/17/21 §	1,721,656	1,727,394
Camelot UK Holdco Ltd Term B (United Kingdom) 4.726% due 10/03/23 §	2,080,384	2,095,120
Change Healthcare Holdings Inc Term B 3.976% due 03/01/24 §	1,496,250	1,498,354
CHS/Community Health Systems Inc Term H due 01/27/21 µ	2,921,914	2,920,871
Garda World Security Corp (Canada) 5.226% due 05/24/24 §	5,138,779	5,170,897
Inc Research LLC Term B due 06/27/24 µ	3,500,000	3,510,937
inVentiv Health Inc Term B 4.952% due 11/09/23 §	6,234,336	6,263,282
Jaguar Holding Co II 4.013% due 08/18/22 §	1,197,690	1,199,281
KAR Auction Services Inc Term B5 3.813% due 03/09/23 §	1,166,667	1,175,417
NVA Holdings Inc
(2nd Lien) 8.296% due 08/14/22 §	250,000	252,812
Term B2 due 08/14/21 µ	6,398,194	6,453,181
Patheon Holdings I BV (Netherlands) 4.504% due 04/20/24 §	750,000	752,656
PDC Brands Term B (1st Lien) due 06/30/24 µ	750,000	747,187
Post Holdings Inc Series A 3.470% due 05/24/24 § µ	2,250,000	2,255,625
Prime Security Services Borrower LLC (1st Lien) 3.974% due 05/02/22 §	6,725,675	6,743,088
Reddy Ice Corp (1st Lien) 6.756% due 05/01/19 §	5,455,373	5,415,549
US Foods Inc Term B 3.980% due 06/27/23 §	2,094,853	2,105,776
USAGM HoldCo LLC (2nd Lien) 9.672% due 07/28/23 §	1,710,000	1,739,925
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.830% due 04/01/22 § µ	9,439,897	9,578,219
WEX Inc Term B due 06/30/23 µ	2,992,443	3,013,016
4.726% due 07/01/23 §	1,485,000	1,493,221

		81,796,080

Diversified - 0.0%

Allnex & CY SCA Term B2 (Luxembourg) 4.406% due 09/13/23 §	283,023	283,731

	Principal Amount	Value
Energy - 2.5%

Drillships Ocean Ventures Inc Term B 7.750% due 07/25/21 * § Y	$2,020,000	$1,686,700
EP Energy LLC Term B3 3.952% due 05/24/18 §	115,921	108,966
Fieldwood Energy LLC
(1st Lien)
4.171% due 09/28/18 §	3,495,000	3,369,764
8.296% due 08/31/20 §	6,050,000	5,717,250
Peabody Energy Corp 5.726% due 03/31/22 §	2,992,500	2,993,436
PowerTeam Services LLC (2nd Lien) 8.546% due 11/06/20 §	1,500,000	1,477,500

		15,353,616

Financial - 9.9%

Air Methods Corp Term B 4.796% due 04/21/24 § µ	3,491,720	3,461,167
AlixPartners LLP Term B 4.296% due 04/04/24 §	2,743,125	2,759,241
Alliant Holdings I Inc Term B 4.417% due 08/12/22 §	8,964,504	8,993,217
AmWINS Group Inc
(2nd Lien) 7.976% due 01/25/25 §	250,000	255,625
Term B 4.130% due 01/25/24 §	497,500	498,278
Capital Automotive LP (2nd Lien) 7.220% due 03/24/25 §	750,000	761,719
DTZ US Borrower LLC
(1st lien) 4.447% due 11/04/21 §	7,152,222	7,162,056
(2nd Lien) 9.422% due 11/04/22 § µ	985,106	988,493
Hub International Ltd Term B 4.422% due 10/02/20 §	8,983,726	9,027,297
NAB Holdings LLC Term B due 07/01/24 µ	1,000,000	1,002,500
NFP Corp Term B 4.796% due 01/08/24 § µ	2,989,987	3,007,554
UFC Holdings LLC
(1st Lien) 4.470% due 08/18/23 §	2,992,462	3,004,486
(2nd Lien) 8.716% due 08/18/24 §	500,000	511,250
USI Inc Term B 4.180% due 05/16/24 §	5,250,000	5,224,406
VF Holding Corp 4.546% due 06/30/23 §	10,457,409	10,468,849
WaveDivision Holdings LLC Term B 3.930% due 10/15/19 §	4,966,465	4,981,210

		62,107,348

Industrial - 21.4%

Accudyne Industries LLC 4.226% due 12/13/19 §	3,075,755	3,056,532
Allflex Holdings III Inc (1st Lien) 4.583% due 07/20/20 §	5,852,542	5,895,218
Anchor Glass Container Corp (2nd Lien) 8.810% due 12/07/24 §	2,350,000	2,399,938
Avolon SARL Term B2 (Luxembourg) 3.962% due 03/20/22 §	3,500,000	3,535,021
BWAY Holding Co Term B 4.326% due 04/03/24 §	4,750,000	4,751,696
Clark Equipment Co Term B (South Korea) 3.929% due 05/18/24 § µ	3,491,250	3,502,705
Columbus McKinnon Corp Term B 4.296% due 01/31/24 §	1,657,142	1,673,713
Consolidated Container Co LLC (1st Lien) 4.726% due 05/22/24 §	5,000,000	5,038,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Crosby US Acquisition Corp
(1st Lien) 4.172% due 11/23/20 §	$6,364,609	$5,802,404
(2nd Lien) 7.172% due 11/22/21 §	2,375,000	2,000,938
DAE Aviation Holdings Inc (1st Lien) 4.980% due 07/07/22 §	748,096	753,146
DiversiTech Holdings Inc
(1st Lien) 4.702% due 06/03/24 §	5,250,000	5,263,125
(2nd Lien) 8.702% due 06/02/25 § µ	3,000,000	3,063,750
EWT Holdings III Corp
(1st Lien)
5.046% due 01/15/21 §	2,426,144	2,441,307
5.796% due 01/15/21 §	493,750	496,836
Filtration Group Corp due 11/21/20 § µ	2,000,000	2,016,458
Flex Acquisition Co Inc (1st Lien) 4.398% due 12/29/23 §	5,750,000	5,780,187
Forterra Finance LLC Term B 4.226% due 10/25/23 §	1,989,987	1,883,523
Gates Global LLC Term B 4.546% due 04/01/24 §	6,813,045	6,828,660
GYP Holdings III Corp Term B 4.142% due 04/01/23 §	1,094,200	1,097,962
HGIM Corp Term B 5.750% due 06/18/20 §	4,384,525	1,962,075
Jeld-Wen Inc Term B 4.296% due 07/01/22 §	7,185,496	7,257,351
Klockner Pentaplast of America Term B2 due 06/13/24 µ	6,000,000	5,947,500
Manitowoc Foodservice Inc Term B 4.226% due 03/03/23 §	987,879	997,140
Power Products LLC Term B due 12/20/22 µ	750,000	752,344
Pregis Corp 4.796% due 05/14/21 §	2,659,136	2,667,445
Proampac PG Borrower LLC
(1st Lien) 5.193% due 11/18/23 § µ	8,967,469	9,098,241
(2nd Lien) 9.672% due 11/18/24 §	1,000,000	1,018,750
Quikrete Holdings Inc (1st Lien) 3.976% due 11/15/23 §	6,473,734	6,469,242
Reynolds Group Holdings Inc 4.226% due 02/05/23 §	9,473,543	9,504,625
Tecomet Inc Term B 4.922% due 05/02/24 §	750,000	750,469
Transcendia Inc Term B (1st Lien) 5.226% due 05/10/24 § µ	3,500,000	3,535,000
TransDigm Inc Term F due 06/09/23 µ	8,478,589	8,479,912
TricorBraun Holdings Inc (1st Lien) 5.046% due 11/30/23 §	1,356,818	1,372,082
USIC Holdings Inc Term B 4.923% due 12/08/23 §	497,500	499,366
Werner Co due 06/23/24 µ	2,000,000	1,995,000
Zekelman Industries Inc Term B 4.789% due 06/14/21 §	990,025	999,101
Zodiac Pool Solutions LLC (1st Lien) 5.296% due 12/20/23 §	3,768,056	3,797,496

		134,384,538

Technology - 10.5%

Almonde Inc
(1st Lien) 4.736% due 06/13/24 § µ	4,250,000	4,256,133
(2nd Lien) 8.459% due 06/13/25 §	250,000	255,156
Applied Systems Inc (2nd Lien) 7.796% due 01/24/22 §	2,908,725	2,940,235

	Principal Amount	Value
Bright Bidco BV Term B (Netherlands) due 06/30/24 µ	$2,500,000	$2,539,063
CCC Information Services Inc
(1st Lien) 4.230% due 04/27/24 §	500,000	499,375
(2nd Lien) 7.976% due 04/27/25 §	7,138,750	7,326,142
Cypress Semiconductor Corp Term B 4.840% due 07/05/21 §	481,250	486,604
First Data Corp 3.466% due 07/08/22 §	6,458,096	6,456,301
Hyland Software Inc
(2nd Lien) due 07/12/25 µ	250,000	252,344
Term 3 due 07/01/22 µ	1,000,000	1,006,979
Kronos Inc
(2nd Lien) 9.420% due 11/01/24 §	8,075,000	8,384,539
Term B 4.680% due 11/01/23 § µ	4,855,643	4,894,818
Rackspace Hosting Inc Term B (1st Lien) due 11/03/23 µ	1,750,000	1,753,063
Solera LLC Term B 4.476% due 03/03/23 §	11,160,496	11,202,347
Sophia LP Term B 4.546% due 09/30/22 § µ	3,463,348	3,459,947
Tempo Acquisition LLC 4.060% due 05/01/24 § µ	9,500,000	9,530,675
TierPoint LLC (1st Lien) 4.976% due 05/06/24 §	500,000	500,625

		65,744,346

Utilities - 3.0%

AES Corp Term B 3.192% due 05/24/22 §	6,982,500	6,973,772
Energy Future Intermediate Holding Co LLC due 06/23/18 µ	3,500,000	3,514,584
Helix Gen Funding LLC Term B 4.960% due 06/02/24 §	479,104	483,168
Pike Corp
(1st Lien) 4.980% due 03/10/24 §	997,500	1,009,658
(2nd Lien) 9.230% due 09/02/24 §	1,750,000	1,769,688
Vistra Operations Co LLC Term B2 4.467% due 12/14/23 § µ	4,982,481	4,992,446

		18,743,316

Total Senior Loan Notes (Cost $581,288,112)		581,105,274

SHORT-TERM INVESTMENT - 15.4%

Repurchase Agreement - 15.4%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $96,943,173; collateralized by U.S. Treasury Notes: 2.750% due 02/15/24 and value $98,881,495)	96,942,204	96,942,204

Total Short-Term Investment (Cost $96,942,204)		96,942,204

TOTAL INVESTMENTS - 113.2% (Cost $710,283,538)		710,359,509

OTHER ASSETS & LIABILITIES, NET - (13.2%)		(82,891,072)

NET ASSETS - 100.0%		$627,468,437

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE INCOME PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	22.3%
Consumer, Cyclical	19.4%
Short-Term Investment	15.4%
Consumer, Non-Cyclical	13.8%
Communications	13.7%
Technology	10.5%
Financial	9.9%
Utilities	3.0%
Energy	3.0%
Others (each less than 3.0%)	2.2%

	113.2%
Other Assets & Liabilities, Net	(13.2%	)

	100.0%

(b)	Investments with a total aggregate value of $4,610,868 or 0.7% of the Fund’s net assets were in default as of June 30, 2017.

(c)	Pursuant to the terms of the following senior loan agreement, the Fund had an unfunded loan commitment of $135,107 or less than 0.1% of the net assets as of June 30, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
TricorBraun Holdings Inc (1st Lien)	$135,107	$137,898	$2,791

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$32,312,031	$-	$32,312,031	$-
	Senior Loan Notes	581,105,274	-	581,105,274	-
	Short-Term Investment	96,942,204	-	96,942,204	-
	Unfunded Loan Commitment (1)	137,898	-	137,898	-

	Total	$710,497,407	$-	$710,497,407	$-

(1)	See note (c) in Notes to Schedule of Investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.6%

Basic Materials - 0.0%

LyondellBasell Industries NV ‘A’	132	$11,139

Communications - 0.1%

Answers Corp (Israel)	47,862	723,913

Consumer, Non-Cyclical - 0.2%

IAP Worldwide Services Inc +	121	1,969,986
Millennium Health LLC	46,636	87,443

		2,057,429

Energy - 0.1%

Patterson-UTI Energy Inc	538	10,862
Samson Resources II LLC ‘A’	22,647	535,980

		546,842

Financial - 0.1%

RCS Capital Corp	33,878	550,517

Industrial - 0.1%

Ameriforge Group Inc	22,783	797,405

Utilities - 0.0%

Southcross Holdings Borrower LP	52	-
Southcross Holdings Borrower LP ‘A’	52	29,770

		29,770

Total Common Stocks (Cost $2,517,411)		4,717,015

	Principal Amount

CORPORATE BONDS & NOTES - 3.9%

Basic Materials - 0.2%

Allegheny Technologies Inc 5.950% due 01/15/21	$15,000	15,113
7.875% due 08/15/23	40,000	42,000
ArcelorMittal (Luxembourg) 6.750% due 02/25/22	40,000	45,200
CF Industries Inc 4.950% due 06/01/43	40,000	34,500
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	215,000	221,181
First Quantum Minerals Ltd (Zambia) 7.000% due 02/15/21 ~	25,000	25,750
7.500% due 04/01/25 ~	200,000	196,500
Freeport-McMoRan Inc 4.550% due 11/14/24	20,000	18,950
Hudbay Minerals Inc (Canada) 7.250% due 01/15/23 ~	40,000	41,450
7.625% due 01/15/25 ~	70,000	73,675
Imperial Metals Corp (Canada) 7.000% due 03/15/19 ~	105,000	95,256
New Gold Inc (Canada) 6.250% due 11/15/22 ~	110,000	113,575
6.375% due 05/15/25 ~	25,000	25,813
Platform Specialty Products Corp 6.500% due 02/01/22 ~	95,000	98,562
10.375% due 05/01/21 ~	30,000	33,263
PQ Corp 6.750% due 11/15/22 ~	160,000	172,400

	Principal Amount	Value
SPCM SA (France) 4.875% due 09/15/25 ~	$20,000	$20,450
Teck Resources Ltd (Canada) 5.200% due 03/01/42	100,000	93,500
5.400% due 02/01/43	25,000	23,617
6.000% due 08/15/40	15,000	15,150
The Chemours Co 5.375% due 05/15/27	20,000	20,550
7.000% due 05/15/25	20,000	21,900
Tronox Finance LLC 6.375% due 08/15/20	190,000	190,950
7.500% due 03/15/22 ~	40,000	41,400
Valvoline Inc 5.500% due 07/15/24 ~	15,000	15,900
Venator Finance SARL 5.750% due 07/15/25 # ~	20,000	20,250
Versum Materials Inc 5.500% due 09/30/24 ~	75,000	79,031
WR Grace & Co 5.125% due 10/01/21 ~	55,000	59,125

		1,855,011

Communications - 0.8%

Altice Financing SA (Luxembourg) 6.625% due 02/15/23 ~	200,000	212,688
Altice US Finance I Corp 5.500% due 05/15/26 ~	200,000	210,500
Anixter Inc 5.500% due 03/01/23	85,000	91,163
Avaya Inc 9.000% due 04/01/19 Y ~	80,000	64,600
Cablevision Systems Corp 5.875% due 09/15/22	20,000	21,075
8.000% due 04/15/20	20,000	22,325
CBS Radio Inc 7.250% due 11/01/24 ~	65,000	67,275
CCO Holdings LLC 5.250% due 09/30/22	200,000	206,380
5.375% due 05/01/25 ~	155,000	165,462
5.750% due 02/15/26 ~	85,000	91,163
CenturyLink Inc 6.750% due 12/01/23	260,000	280,964
7.500% due 04/01/24	60,000	65,850
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	10,000	10,225
Cincinnati Bell Inc 7.000% due 07/15/24 ~	125,000	130,963
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	235,000	242,184
CommScope Technologies LLC 5.000% due 03/15/27 ~	75,000	75,000
6.000% due 06/15/25 ~	90,000	96,525
CSC Holdings LLC 5.250% due 06/01/24	100,000	102,260
6.750% due 11/15/21	100,000	111,000
8.625% due 02/15/19	35,000	38,445
10.125% due 01/15/23 ~	200,000	232,500
DISH DBS Corp 5.875% due 07/15/22	100,000	107,750
5.875% due 11/15/24	25,000	26,768
EIG Investors Corp 10.875% due 02/01/24	75,000	84,000
Frontier Communications Corp 6.250% due 09/15/21	65,000	58,175
6.875% due 01/15/25	80,000	63,400
10.500% due 09/15/22	60,000	57,375
11.000% due 09/15/25	50,000	46,625
Hughes Satellite Systems Corp 5.250% due 08/01/26	45,000	47,194
6.625% due 08/01/26	210,000	226,275

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
iHeartCommunications Inc 11.250% due 03/01/21	$60,000	$45,525
Intelsat Jackson Holdings SA (Luxembourg) 5.500% due 08/01/23	55,000	45,788
7.250% due 10/15/20	25,000	23,750
7.500% due 04/01/21	10,000	9,275
8.000% due 02/15/24 ~	60,000	64,800
9.750% due 07/15/25 # ~	50,000	50,063
Level 3 Financing Inc 5.250% due 03/15/26	60,000	62,407
5.375% due 01/15/24	45,000	47,081
MDC Partners Inc 6.500% due 05/01/24 ~	165,000	165,412
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	30,000	30,150
Netflix Inc 5.875% due 02/15/25	90,000	99,900
Nokia OYJ (Finland) 4.375% due 06/12/27	15,000	15,309
SFR Group SA (France) 6.000% due 05/15/22 ~	205,000	214,737
7.375% due 05/01/26 ~	200,000	217,750
Sirius XM Radio Inc
5.000% due 08/01/27 # ~	50,000	50,625
6.000% due 07/15/24 ~	150,000	159,750
Sprint Capital Corp 6.875% due 11/15/28	20,000	22,281
Sprint Communications Inc 7.000% due 08/15/20	110,000	121,275
Sprint Corp 7.250% due 09/15/21	80,000	89,100
7.625% due 02/15/25	65,000	74,994
7.875% due 09/15/23	515,000	593,537
Symantec Corp 5.000% due 04/15/25 ~	35,000	36,717
T-Mobile USA Inc 6.500% due 01/15/26	245,000	271,031
6.625% due 04/01/23	55,000	58,339
Tribune Media Co 5.875% due 07/15/22	70,000	73,675
Virgin Media Secured Finance PLC (United Kingdom) 5.250% due 01/15/26 ~	200,000	208,912
Zayo Group LLC 5.750% due 01/15/27 ~	20,000	20,975
6.375% due 05/15/25	45,000	48,740

		6,178,007

Consumer, Cyclical - 0.5%

AMC Entertainment Holdings Inc 5.875% due 11/15/26 ~	30,000	31,388
6.125% due 05/15/27 ~	100,000	105,781
American Axle & Manufacturing Inc 6.250% due 04/01/25 ~	20,000	19,550
6.500% due 04/01/27 ~	15,000	14,625
American Tire Distributors Inc 10.250% due 03/01/22 ~	80,000	83,200
CalAtlantic Group Inc 5.000% due 06/15/27	25,000	25,125
Dollar Tree Inc 5.250% due 03/01/20	80,000	82,250
5.750% due 03/01/23	190,000	201,162
Eldorado Resorts Inc 6.000% due 04/01/25 ~	20,000	21,275
GLP Capital LP 5.375% due 04/15/26	75,000	82,109
HD Supply Inc 5.250% due 12/15/21 ~	40,000	42,125
5.750% due 04/15/24 ~	85,000	90,525

	Principal Amount	Value
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	$55,000	$55,894
Hot Topic Inc 9.250% due 06/15/21 ~	60,000	57,900
L Brands Inc 6.875% due 11/01/35	95,000	92,150
Landry’s Inc 6.750% due 10/15/24 ~	40,000	41,050
Mattamy Group Corp (Canada) 6.875% due 12/15/23 ~	85,000	87,231
MGM Resorts International 6.000% due 03/15/23	105,000	116,025
7.750% due 03/15/22	365,000	429,331
Michaels Stores Inc 5.875% due 12/15/20 ~	55,000	56,375
National CineMedia LLC 6.000% due 04/15/22	60,000	61,650
Navistar International Corp 8.250% due 11/01/21	80,000	81,200
NCL Corp Ltd 4.625% due 11/15/20 ~	85,000	87,683
4.750% due 12/15/21 ~	50,000	52,024
New Red Finance Inc (Canada) 4.250% due 05/15/24 ~	95,000	94,638
4.625% due 01/15/22 ~	105,000	107,887
Party City Holdings Inc 6.125% due 08/15/23 ~	135,000	140,400
Reliance Intermediate Holdings LP (Canada) 6.500% due 04/01/23 ~	200,000	215,000
Sabre GLBL Inc 5.250% due 11/15/23 ~	80,000	83,800
5.375% due 04/15/23 ~	35,000	36,663
Sally Holdings LLC 5.625% due 12/01/25	80,000	82,300
Scientific Games International Inc 7.000% due 01/01/22 ~	35,000	37,363
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	45,000	43,988
Tempur Sealy International Inc 5.625% due 10/15/23	70,000	72,975
The Scotts Miracle-Gro Co 6.000% due 10/15/23	280,000	301,980
TRI Pointe Group Inc 5.875% due 06/15/24	100,000	106,000
Viking Cruises Ltd 6.250% due 05/15/25 ~	70,000	70,875
8.500% due 10/15/22 ~	85,000	89,569
Vista Outdoor Inc 5.875% due 10/01/23	50,000	51,625
William Lyon Homes Inc 5.875% due 01/31/25	20,000	20,650
Yum! Brands Inc 3.750% due 11/01/21	30,000	30,638
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	155,000	163,331

		3,767,310

Consumer, Non-Cyclical - 0.8%

Acadia Healthcare Co Inc 6.500% due 03/01/24	35,000	37,450
Albertsons Cos LLC 5.750% due 03/15/25 ~	65,000	60,612
Alere Inc 6.375% due 07/01/23 ~	40,000	43,150
6.500% due 06/15/20	80,000	81,500
Booz Allen Hamilton Inc 5.125% due 05/01/25 ~	10,000	9,850

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Centene Corp 4.750% due 05/15/22	$35,000	$36,706
4.750% due 01/15/25	90,000	92,700
5.625% due 02/15/21	70,000	73,150
6.125% due 02/15/24	70,000	75,858
Central Garden & Pet Co 6.125% due 11/15/23	110,000	117,700
CHS/Community Health Systems Inc 6.250% due 03/31/23	170,000	176,137
7.125% due 07/15/20	70,000	68,425
Dean Foods Co 6.500% due 03/15/23 ~	225,000	237,937
Dole Food Co Inc 7.250% due 06/15/25 ~	65,000	67,925
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	50,000	51,563
Envision Healthcare Corp 5.625% due 07/15/22	45,000	46,688
6.250% due 12/01/24 ~	100,000	107,000
FTI Consulting Inc 6.000% due 11/15/22	325,000	338,406
Gartner Inc 5.125% due 04/01/25 ~	50,000	52,645
HCA Inc 4.500% due 02/15/27	10,000	10,313
5.875% due 02/15/26	100,000	108,250
6.500% due 02/15/20	25,000	27,344
7.500% due 02/15/22	390,000	449,962
Hologic Inc 5.250% due 07/15/22 ~	120,000	126,450
IHS Markit Ltd 5.000% due 11/01/22 ~	95,000	103,015
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	105,000	114,450
Jaguar Holding Co II 6.375% due 08/01/23 ~	200,000	211,250
KAR Auction Services Inc 5.125% due 06/01/25 ~	50,000	51,063
Kinetic Concepts Inc 7.875% due 02/15/21 ~	230,000	243,800
12.500% due 11/01/21 ~	60,000	67,800
Laureate Education Inc 8.250% due 05/01/25 ~	100,000	107,500
MEDNAX Inc 5.250% due 12/01/23 ~	55,000	56,787
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	65,000	69,469
Pinnacle Foods Finance LLC 5.875% due 01/15/24	35,000	37,538
Post Holdings Inc 5.000% due 08/15/26 ~	75,000	75,000
5.500% due 03/01/25 ~	75,000	77,531
5.750% due 03/01/27 ~	100,000	103,250
8.000% due 07/15/25 ~	35,000	39,900
PRA Holdings Inc 9.500% due 10/01/23 ~	55,000	61,325
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	80,000	87,133
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	25,000	26,125
Spectrum Brands Inc 5.750% due 07/15/25	130,000	140,088
6.625% due 11/15/22	45,000	47,363
Team Health Holdings Inc 6.375% due 02/01/25 ~	75,000	72,937
Teleflex Inc 5.250% due 06/15/24	35,000	36,400

	Principal Amount	Value
Tenet Healthcare Corp 6.000% due 10/01/20	$70,000	$75,162
6.750% due 06/15/23	15,000	15,038
7.500% due 01/01/22 ~	25,000	27,183
8.125% due 04/01/22	130,000	138,450
The Hertz Corp 5.500% due 10/15/24 ~	25,000	20,625
The Nature’s Bounty Co 7.625% due 05/15/21 ~	130,000	138,450
The Nielsen Co Luxembourg SARL 5.500% due 10/01/21 ~	50,000	51,875
The ServiceMaster Co LLC 7.450% due 08/15/27	80,000	87,800
The WhiteWave Foods Co (France) 5.375% due 10/01/22	35,000	39,520
TMS International Corp 7.625% due 10/15/21 ~	80,000	81,400
TreeHouse Foods Inc 6.000% due 02/15/24 ~	140,000	149,800
United Rentals North America Inc 5.500% due 05/15/27	10,000	10,325
6.125% due 06/15/23	15,000	15,656
7.625% due 04/15/22	27,000	28,283
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	190,000	185,012
Valeant Pharmaceuticals International Inc 5.625% due 12/01/21 ~	50,000	45,375
6.500% due 03/15/22 ~	50,000	52,563
6.750% due 08/15/18 ~	2,000	2,010
7.000% due 03/15/24 ~	105,000	110,644
7.500% due 07/15/21 ~	75,000	72,937
Vizient Inc 10.375% due 03/01/24 ~	55,000	63,387
WellCare Health Plans Inc 5.250% due 04/01/25	125,000	131,250

		5,870,190

Diversified - 0.0%

HRG Group Inc 7.875% due 07/15/19	140,000	143,535

Energy - 0.6%

Antero Midstream Partners LP 5.375% due 09/15/24 ~	40,000	41,100
Antero Resources Corp 5.375% due 11/01/21	145,000	146,994
5.625% due 06/01/23	55,000	55,962
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	35,000	35,438
Canbriam Energy Inc (Canada) 9.750% due 11/15/19 ~	100,000	104,500
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	55,000	56,444
5.875% due 03/31/25	75,000	80,250
Chesapeake Energy Corp 8.000% due 12/15/22 ~	7,000	7,429
Concho Resources Inc 5.500% due 04/01/23	365,000	376,862
CrownRock LP 7.750% due 02/15/23 ~	160,000	169,600
CVR Refining LLC 6.500% due 11/01/22	240,000	243,000
Denbury Resources Inc 9.000% due 05/15/21 ~	35,000	33,513
Diamondback Energy Inc 4.750% due 11/01/24 ~	20,000	20,000
5.375% due 05/31/25 ~	50,000	51,000

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	$160,000	$166,200
8.125% due 09/15/23 ~	40,000	42,450
Energy Transfer Equity LP 5.875% due 01/15/24	105,000	111,825
EP Energy LLC 8.000% due 11/29/24 ~	35,000	35,088
8.000% due 02/15/25 ~	35,000	26,250
Extraction Oil & Gas Inc 7.875% due 07/15/21 ~	65,000	67,112
Great Western Petroleum LLC 9.000% due 09/30/21 ~	75,000	74,437
Gulfport Energy Corp 6.000% due 10/15/24 ~	105,000	102,637
6.625% due 05/01/23	105,000	105,787
Halcon Resources Corp 6.750% due 02/15/25 ~	50,000	45,250
Holly Energy Partners LP 6.000% due 08/01/24 ~	20,000	20,900
Matador Resources Co 6.875% due 04/15/23	70,000	72,975
Murphy Oil Corp 6.875% due 08/15/24	20,000	20,950
Murphy Oil USA Inc 5.625% due 05/01/27	20,000	20,875
6.000% due 08/15/23	190,000	201,400
Newfield Exploration Co 5.375% due 01/01/26	15,000	15,600
5.625% due 07/01/24	205,000	214,737
Oasis Petroleum Inc 6.875% due 01/15/23	35,000	34,038
Parsley Energy LLC 5.250% due 08/15/25 ~	25,000	25,063
5.375% due 01/15/25 ~	45,000	45,563
6.250% due 06/01/24 ~	60,000	63,300
Pattern Energy Group Inc 5.875% due 02/01/24 ~	35,000	37,013
PBF Holding Co LLC 7.000% due 11/15/23	15,000	14,850
7.250% due 06/15/25 ~	25,000	24,219
PBF Logistics LP 6.875% due 05/15/23	75,000	76,500
PDC Energy Inc 6.125% due 09/15/24 ~	15,000	15,300
Peabody Energy Corp 6.375% due 03/31/25 ~	20,000	19,775
Precision Drilling Corp (Canada) 6.500% due 12/15/21	10,000	9,838
7.750% due 12/15/23 ~	5,000	4,950
Resolute Energy Corp 8.500% due 05/01/20	25,000	24,938
8.500% due 05/01/20 ~	40,000	39,900
Rice Energy Inc 7.250% due 05/01/23	55,000	59,537
RSP Permian Inc 6.625% due 10/01/22	130,000	135,525
Seven Generations Energy Ltd (Canada) 6.750% due 05/01/23 ~	90,000	93,825
6.875% due 06/30/23 ~	55,000	57,612
8.250% due 05/15/20 ~	210,000	219,975
SM Energy Co 6.125% due 11/15/22	10,000	9,550
6.500% due 01/01/23	95,000	90,962
6.750% due 09/15/26	25,000	23,992
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	50,000	49,625
Sunoco LP 6.375% due 04/01/23	105,000	111,468
Tesoro Corp 5.375% due 10/01/22	115,000	119,600

	Principal Amount	Value
Tesoro Logistics LP 5.250% due 01/15/25	$25,000	$26,344
5.500% due 10/15/19	25,000	26,500
6.250% due 10/15/22	65,000	69,387
The Williams Cos Inc 3.700% due 01/15/23	100,000	99,000
4.550% due 06/24/24	10,000	10,325
5.750% due 06/24/44	15,000	15,563
Triangle USA Petroleum Corp 6.750% due 07/15/22 * Y ~ +	60,000	17,700
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	55,000	52,388
Weatherford International Ltd 8.250% due 06/15/23	15,000	15,038
9.875% due 02/15/24 ~	35,000	36,750
Whiting Petroleum Corp 5.000% due 03/15/19	15,000	14,981
WildHorse Resource Development Corp 6.875% due 02/01/25 ~	85,000	80,112
Williams Partners LP 4.875% due 03/15/24	15,000	15,756

		4,653,327

Financial - 0.3%

Aircastle Ltd 5.000% due 04/01/23	25,000	26,750
Alliance Data Systems Corp 5.875% due 11/01/21 ~	65,000	67,437
6.375% due 04/01/20 ~	55,000	55,894
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	79,875
Ally Financial Inc 8.000% due 12/31/18	250,000	270,312
Equinix Inc REIT 5.375% due 05/15/27	40,000	42,750
5.875% due 01/15/26	125,000	136,601
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	165,000	171,394
FBM Finance Inc 8.250% due 08/15/21 ~	55,000	59,194
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	105,000	113,662
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	75,000	75,281
Hub International Ltd 7.875% due 10/01/21 ~	100,000	104,500
Icahn Enterprises LP 6.250% due 02/01/22	90,000	94,050
JPMorgan Chase & Co 6.750% due 02/01/24 §	25,000	28,438
KIRS Midco 3 PLC (United Kingdom) 8.625% due 07/15/23 ~	200,000	203,250
MGM Growth Properties Operating Partnership LP REIT 4.500% due 09/01/26	40,000	40,450
5.625% due 05/01/24	65,000	71,175
Navient Corp 5.000% due 10/26/20	45,000	46,800
5.500% due 01/15/19	140,000	146,125
RHP Hotel Properties LP REIT 5.000% due 04/15/23	55,000	56,513
SBA Communications Corp REIT 4.875% due 09/01/24	15,000	15,300
Tempo Acquisition LLC 6.750% due 06/01/25 ~	30,000	30,750
Uniti Group Inc REIT 8.250% due 10/15/23	20,000	20,700

		1,957,201

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 0.3%

Advanced Disposal Services Inc 5.625% due 11/15/24 ~	$50,000	$51,625
Berry Plastics Corp 6.000% due 10/15/22	45,000	48,150
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	50,000	52,125
Builders FirstSource Inc 5.625% due 09/01/24 ~	35,000	36,575
10.750% due 08/15/23 ~	34,000	39,355
BWAY Holding Co 5.500% due 04/15/24 ~	70,000	71,662
7.250% due 04/15/25 ~	75,000	76,312
CBC Ammo LLC (Brazil) 7.250% due 11/15/21 ~	105,000	106,312
Clean Harbors Inc 5.125% due 06/01/21	45,000	46,069
Cloud Crane LLC 10.125% due 08/01/24 ~	10,000	11,000
Covanta Holding Corp 5.875% due 03/01/24	40,000	39,100
5.875% due 07/01/25	30,000	29,175
6.375% due 10/01/22	65,000	67,113
GFL Environmental Inc (Canada) 5.625% due 05/01/22 ~	15,000	15,413
9.875% due 02/01/21 ~	25,000	27,313
Huntington Ingalls Industries Inc 5.000% due 11/15/25 ~	55,000	59,194
Novelis Corp 5.875% due 09/30/26 ~	55,000	56,788
6.250% due 08/15/24 ~	40,000	42,100
Orbital ATK Inc 5.250% due 10/01/21	60,000	62,100
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	120,000	132,525
6.375% due 08/15/25 ~	130,000	146,169
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	150,000	157,360
5.500% due 02/15/24 ~	85,000	88,995
Standard Industries Inc 5.500% due 02/15/23 ~	90,000	95,175
6.000% due 10/15/25 ~	110,000	118,250
Tervita Escrow Corp (Canada) 7.625% due 12/01/21 ~	70,000	70,875
The Hillman Group Inc 6.375% due 07/15/22 ~	115,000	110,975
TransDigm Inc 6.000% due 07/15/22	125,000	129,062
6.500% due 07/15/24	120,000	124,200
Watco Cos LLC 6.375% due 04/01/23 ~	70,000	73,325
Welbilt Inc 9.500% due 02/15/24	95,000	110,675
XPO Logistics Inc 6.125% due 09/01/23 ~	25,000	26,125
Zebra Technologies Corp 7.250% due 10/15/22	150,000	159,656
Zekelman Industries Inc 9.875% due 06/15/23 ~	5,000	5,631

		2,486,479

Technology - 0.3%

Camelot Finance SA 7.875% due 10/15/24 ~	40,000	43,200
Dell International LLC 7.125% due 06/15/24 ~	150,000	164,967
Exela Intermediate LLC 10.000% due 07/15/23 # ~	50,000	49,500

	Principal Amount	Value
First Data Corp 5.000% due 01/15/24 ~	$30,000	$30,965
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	95,000	98,325
Infor US Inc 5.750% due 08/15/20 ~	45,000	46,519
6.500% due 05/15/22	75,000	78,000
j2 Cloud Services LLC 6.000% due 07/15/25 ~	50,000	51,750
Micron Technology Inc 5.250% due 08/01/23 ~	25,000	26,088
7.500% due 09/15/23	85,000	95,302
Microsemi Corp 9.125% due 04/15/23 ~	105,000	120,487
Rackspace Hosting Inc 8.625% due 11/15/24 ~	95,000	101,413
Riverbed Technology Inc 8.875% due 03/01/23 ~	200,000	204,000
Sensata Technologies UK Financing Co PLC 6.250% due 02/15/26 ~	200,000	219,000
Solera LLC 10.500% due 03/01/24 ~	65,000	74,994
SS&C Technologies Holdings Inc 5.875% due 07/15/23	105,000	112,372
Western Digital Corp 7.375% due 04/01/23 ~	175,000	192,719
10.500% due 04/01/24	175,000	206,881

		1,916,482

Utilities - 0.1%

AES Corp 5.500% due 03/15/24	10,000	10,463
5.500% due 04/15/25	5,000	5,256
6.000% due 05/15/26	15,000	16,125
AmeriGas Partners LP 5.500% due 05/20/25	55,000	56,100
5.750% due 05/20/27	30,000	30,600
Dynegy Inc 6.750% due 11/01/19	70,000	72,537
7.375% due 11/01/22	45,000	44,550
7.625% due 11/01/24	60,000	58,500
NRG Yield Operating LLC 5.000% due 09/15/26	55,000	56,237
5.375% due 08/15/24	50,000	52,688

		403,056

Total Corporate Bonds & Notes (Cost $27,991,845)		29,230,598

SENIOR LOAN NOTES - 91.3%

Basic Materials - 3.7%

Alpha 3 BV Term B1 (Netherlands) 4.296% due 01/31/24 §	325,000	326,381
Aruba Investments Inc Term B 4.796% due 02/02/22 §	238,052	238,994
Ashland Inc Term B 3.208% due 05/24/24 §	475,000	477,672
Axalta Coating Systems US Holdings Inc 3.296% due 06/01/24 §	6,350,000	6,378,181
Emerald Performance Materials LLC (1st Lien) 4.726% due 08/01/21 §	408,381	411,852
Expera Specialty Solutions LLC Term B 5.976% due 11/03/23 §	645,125	648,754
Fairmount Santrol Inc Term B2 4.796% due 09/05/19 §	1,447,765	1,378,997

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Ferro Corp Term B 3.726% due 02/14/24 §	$249,375	$250,934
Flint Group GmbH Term C (Germany) 4.153% due 09/07/21 §	131,061	130,324
Flint Group US LLC Term B2 (1st Lien) 4.153% due 09/07/21 §	792,814	788,354
GCP Applied Technologies Inc Term B 4.476% due 02/03/22 §	469,063	471,994
Huntsman International LLC
Term B1 3.871% due 10/01/21 §	521,063	524,400
Term B2 4.121% due 04/01/23 §	1,166,188	1,172,375
Ineos US Finance LLC 3.976% due 03/31/22 §	537,668	539,937
3.976% due 04/01/24 §	398,000	400,239
Kraton Polymers LLC Term B 5.226% due 01/06/22 §	2,655,869	2,685,458
Kronos Worldwide Inc 4.300% due 02/18/20 §	1,189,630	1,195,082
MacDermid Inc Term B6 4.226% due 06/07/23 §	1,101,447	1,105,692
Minerals Technologies Inc Term B 3.522% due 02/14/24 §	756,923	764,492
New Day Aluminum LLC 5.000% due 10/28/20 § Y +	37,122	-
Noranda Aluminum Acquisition Corp Term B 0.000% due 02/28/19 § Y +	626,466	103,116
Orion Engineered Carbons GmbH (Germany) 3.796% due 07/25/21 §	883,458	886,771
PolyOne Corp Term B 3.377% due 11/12/22 §	913,603	921,787
PQ Corp 5.476% due 11/04/22 §	1,509,779	1,526,505
Signode Industrial Group US Inc Term B 4.007% due 05/04/21 §	763,021	763,021
Solenis International LP (1st Lien) 4.452% due 07/31/21 §	241,592	242,631
Tata Chemicals North American Inc Term B 4.063% due 08/07/20 §	661,595	661,181
Tronox Pigments BV (Netherlands) 4.796% due 03/19/20 §	1,158,022	1,167,375
Venator Materials Corp Term B due 06/20/24 µ	325,000	326,625
Versum Materials Inc 3.796% due 09/29/23 §	372,188	376,142
Zep Inc 5.226% due 06/27/22 §	294,000	295,103

		27,160,369

Communications - 14.6%

ALM Media Holdings Inc (1st Lien) 5.796% due 07/31/20 §	349,219	324,773
Ancestry.com Operations Inc (1st Lien) 4.340% due 10/19/23 §	1,336,500	1,350,492
Answers Finance LLC (2nd Lien) 9.000% due 09/15/21 §	248,658	243,684
AP NMT Acquisition BV (1st Lien) (Netherlands) 6.898% due 08/13/21 §	364,688	339,729
Atlantic Broadband Finance LLC Term B 3.726% due 11/30/19 §	824,943	827,933
Auction.com LLC Term B 6.230% due 05/12/19 §	879,750	887,448
Campaign Monitor Finance Property Ltd (1st Lien) (Australia) 6.546% due 03/18/21 § +	567,419	538,481

	Principal Amount	Value
CBS Radio Inc Term B due 10/17/23 µ	$300,000	$301,625
4.716% due 10/17/23 § µ	2,543,045	2,563,295
CenturyLink Inc Term B 1.375% due 01/31/25 §	4,325,000	4,283,294
Charter Communications Operating LLC Term I 3.480% due 01/15/24 §	1,777,500	1,786,265
Colorado Buyer Inc Term B 4.170% due 05/01/24 §	1,500,000	1,510,875
CommScope Inc Term B5 3.296% due 12/29/22 §	7,723,525	7,747,661
Consolidated Communications Inc
Term B 4.230% due 10/04/23 §	223,313	224,820
Term B2 due 10/05/23 µ	400,000	402,100
CSC Holdings LLC (1st Lien) 3.459% due 07/17/25 §	5,714,844	5,705,917
Cumulus Media Holdings Inc 4.480% due 12/23/20 §	2,337,657	1,890,580
Digicel International Finance Ltd Term B (Bermuda) 4.940% due 05/28/24 §	1,775,000	1,789,053
EIG Investors Corp 5.242% due 02/09/23 §	2,960,125	2,974,310
Entercom Radio LLC 4.714% due 11/01/23 §	596,354	599,783
Entravision Communications Corp 3.796% due 05/31/20 §	446,104	447,219
Extreme Reach Inc (1st Lien) 7.550% due 02/07/20 §	453,055	453,810
Frontier Communications Corp Term B1 4.910% due 06/15/24 §	1,575,000	1,553,344
Getty Images Inc Term B 4.796% due 10/18/19 §	2,451,570	2,266,680
Global Eagle Entertainment Inc (1st Lien) 8.322% due 01/06/23 §	720,469	639,416
Go Daddy Operating Co LLC Term B 3.726% due 02/15/24 §	3,346,404	3,357,698
Gray Television Inc Term B 3.551% due 02/07/24 §	199,000	200,542
Hubbard Radio LLC Term B 4.480% due 05/27/22 §	491,319	491,627
iHeartCommunications Inc
Term D 7.976% due 01/30/19 §	1,102,586	904,121
Term E 8.726% due 07/30/19 §	354,610	290,781
Infoblox Inc (1st Lien) 6.226% due 11/07/23 §	1,850,000	1,865,031
Intelsat Jackson Holdings SA Term B2 (Luxembourg) 4.000% due 06/30/19 §	4,525,000	4,492,949
ION Trading Finance Ltd Term B1 (Ireland) 4.046% due 08/11/23 §	1,164,820	1,158,268
IPC Corp Term B 5.680% due 08/06/21 §	1,344,063	1,276,859
JD Power & Associates (1st Lien) 5.546% due 09/07/23 §	446,625	449,416
Level 3 Financing Inc Term B 3.466% due 02/22/24 §	1,875,000	1,881,641
Match Group Inc Term B1 4.367% due 11/16/22 §	426,563	428,695
Mediacom Illinois LLC Term K 3.440% due 02/15/24 §	414,399	417,378
MH Sub I LLC (1st Lien) 4.976% due 07/08/21 §	1,278,692	1,292,555
Mission Broadcasting Inc Term B2 4.246% due 01/17/24 §	187,709	188,472

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Nexstar Broadcasting Inc Term B 4.238% due 01/17/24 §	$1,899,745	$1,907,464
Nielsen Finance LLC Term B4 3.096% due 10/04/23 §	5,000,000	5,010,795
Numericable Group SA Term B11 (France) 3.944% due 07/31/25 §	1,150,000	1,142,300
Onvoy LLC Term B (1st Lien) 5.796% due 02/10/24 §	1,795,500	1,800,737
ProQuest LLC Term B 5.476% due 10/24/21 §	958,472	966,409
Radiate Holdco LLC (1st Lien) 4.226% due 02/01/24 §	448,875	443,685
Raycom TV Broadcasting LLC Term B 4.226% due 08/04/21 §	1,061,241	1,059,914
SBA Senior Finance II LLC Term B1 3.480% due 03/24/21 §	1,430,750	1,435,758
Sinclair Television Group Inc Term B2 3.480% due 01/03/24 §	1,669,113	1,673,105
Springer Science+Business Media Deutschland GmbH Term B9 (Germany) 4.796% due 08/14/20 §	567,854	569,540
Sprint Communications Inc Term B (1st Lien) 3.750% due 02/02/24 §	2,144,625	2,146,922
SurveyMonkey Inc 5.800% due 04/13/24 §	1,025,000	1,031,406
Switch Ltd Term B due 06/20/24 µ	225,000	226,125
Telenet Financing USD LLC Term AI 3.909% due 06/30/25 §	1,500,000	1,502,345
Telenet International Finance SARL Term AI (Luxembourg) 3.909% due 06/30/25 §	400,000	402,250
Telesat Canada Term B4 (Canada) 4.300% due 11/17/23 § µ	6,027,163	6,069,854
Uber Technologies Term B 5.216% due 07/13/23 § µ	4,579,225	4,584,949
Univision Communications Inc Term C5 3.976% due 03/15/24 §	3,829,350	3,765,929
UPC Financing Partnership Term AP 3.909% due 04/15/25 §	1,625,000	1,628,859
Vestcom Parent Holdings Inc (1st Lien) 5.464% due 12/19/23 §	1,772,130	1,780,991
Virgin Media Bristol LLC Term I 3.909% due 01/31/25 §	4,150,000	4,157,350
Ziggo Secured Finance Partnership Term E 3.659% due 04/15/25 § µ	5,150,000	5,143,563

		108,798,870

Consumer, Cyclical - 12.6%

Amaya Holdings BV Term B (Netherlands) 4.796% due 08/01/21 §	2,344,357	2,351,521
AMC Entertainment Inc 3.459% due 12/15/22 §	1,822,250	1,829,654
Term B 3.466% due 12/15/23 §	324,188	325,201
American Axle & Manufacturing Inc Term B 3.470% due 04/06/24 §	1,905,750	1,898,365
American Builders & Contractors Supply Co Inc Term B 3.726% due 10/31/23 §	1,596,000	1,601,431
Ascena Retail Group Inc Term B 5.625% due 08/21/22 §	1,295,963	1,103,729
Bass Pro Group LLC 4.367% due 06/05/20 §	1,926,202	1,924,983
Term B 6.296% due 12/16/23 §	800,000	779,214
BJ’s Wholesale Club Inc (1st Lien) 4.968% due 02/03/24 §	600,000	583,063

	Principal Amount	Value
Bombardier Recreational Products Inc Term B (Canada) 4.230% due 06/30/23 §	$2,761,125	$2,780,602
Boyd Gaming Corp Term B3 3.688% due 09/15/23 §	2,327,811	2,334,254
Caesars Entertainment Operating Co Term B6 0.000% due 03/01/22 § Y	1,059,209	1,261,783
CDS US Intermediate Holdings Inc (1st Lien) 5.296% due 07/08/22 §	860,919	866,837
Centerplate Inc Term A 4.973% due 11/26/19 §	449,081	449,081
CityCenter Holdings LLC Term B 3.716% due 04/18/24 §	6,725,000	6,744,213
ClubCorp Club Operations Inc 4.046% due 12/15/22 §	1,567,222	1,578,650
CS Intermediate Holdco 2 LLC Term B 3.546% due 10/26/23 §	261,685	262,135
David’s Bridal Inc Term B 5.300% due 10/11/19 §	1,207,730	935,991
Delta 2 SARL Term B3 (Luxembourg) 4.504% due 02/01/24 § µ	2,925,000	2,930,941
Eldorado Resorts LLC Term B 3.375% due 04/17/24 §	2,743,125	2,727,267
Evergreen Acqco 1 LP 5.000% due 07/09/19 §	2,013,650	1,918,001
FCA US LLC Term B 3.160% due 12/31/18 §	992,984	998,880
Federal-Mogul Holdings Corp Term C 4.927% due 04/15/21 §	4,088,906	4,105,519
Four Seasons Hotels Ltd (1st Lien) (Canada) 3.726% due 11/30/23 §	572,125	575,880
Gateway Casinos & Entertainment Ltd Term B1 (Canada) 5.046% due 02/22/23 §	250,000	252,500
Golden Nugget Inc 4.680% due 11/21/19 §	97,312	98,711
Term B 4.710% due 11/21/19 §	227,061	230,325
Harbor Freight Tools USA Inc Term B 4.476% due 08/18/23 §	1,014,320	1,015,518
Horizon Global Corp Term B 5.726% due 06/30/21 §	957,669	964,852
J. Crew Group Inc Term B 4.246% due 03/05/21 §	2,377,796	1,435,594
Kasima LLC Term B 3.792% due 05/17/21 §	296,324	298,052
La Quinta Intermediate Holdings LLC Term B 3.908% due 04/14/21 §	776,464	780,705
Landry’s Inc Term B 3.913% due 10/04/23 §	1,379,269	1,376,827
Libbey Glass Inc Term B 4.096% due 04/09/21 §	1,277,951	1,175,715
Neiman Marcus Group Ltd LLC 4.339% due 10/25/20 §	1,058,867	801,430
New Red Finance Term B3 (Canada) 3.504% due 02/16/24 §	6,000,515	5,999,267
NPC International Inc (1st Lien) 4.716% due 04/19/24 §	2,850,000	2,866,031
Party City Holdings Inc 4.188% due 08/19/22 §	2,134,874	2,138,877
PetSmart Inc Term B2 4.220% due 03/11/22 §	2,269,885	2,113,653
Pier 1 Imports Inc Term B 4.796% due 04/30/21 §	412,250	398,337
Pilot Travel Centers LLC Term B 3.226% due 05/25/23 §	1,217,813	1,226,338

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Playa Resorts Holding BV Term B (Netherlands) 4.170% due 04/05/24 §	$2,650,000	$2,656,956
Rite Aid Corp (2nd Lien) 5.980% due 08/21/20 §	525,000	528,609
Sabre GLBL Inc Term B 3.976% due 02/22/24 §	6,082,659	6,133,170
Sage Automotive Holdings Inc (1st Lien) 6.226% due 10/27/22 §	447,750	451,108
Seminole Hard Rock Entertainment Inc Term B 4.046% due 05/14/20 §	216,000	217,125
Serta Simmons Bedding LLC (1st Lien) 4.586% due 11/08/23 §	4,415,563	4,414,644
Sesac Holdco II LLC (1st Lien) 4.457% due 02/23/24 §	349,125	348,689
SRAM LLC 4.609% due 03/15/24 §	1,712,515	1,717,867
Steinway Musical Instruments Inc (1st Lien) 4.922% due 09/19/19 §	998,726	966,268
The Men’s Wearhouse Inc Term B 4.613% due 06/18/21 §	667,700	640,992
TI Group Automotive Systems LLC 3.976% due 06/30/22 §	1,031,625	1,032,914
Travel Leaders Group LLC (1st Lien) 6.476% due 01/25/24 §	1,795,500	1,805,600
Tropicana Entertainment Inc 4.296% due 11/27/20 §	288,750	290,194
Univar Inc Term B 3.976% due 07/01/22 §	1,994,987	1,998,936
Visteon Corp Term B 3.546% due 03/24/24 §	495,833	498,468
Vivid Seats Ltd Term B (1st Lien) due 06/21/24 µ	875,000	877,187
WMG Acquisition Corp Term D 3.716% due 11/01/23 §	2,000,000	2,003,126
Yum! Brands Inc Term B (1st Lien) 3.209% due 06/16/23 §	620,320	623,551

		93,245,331

Consumer, Non-Cyclical - 22.5%

Acadia Healthcare Co Inc Term B due 02/16/23 µ	6,000,000	6,050,250
ADMI Corp Term B 4.945% due 04/30/22 §	980,000	990,412
Akorn Inc Term B 5.500% due 04/16/21 §	696,598	704,418
Albany Molecular Research Inc Term B 5.906% due 07/16/21 §	1,183,455	1,190,605
Albertsons LLC
Term B4 3.976% due 08/25/21 §	3,258,871	3,222,463
Term B6 4.251% due 06/22/23 §	1,481,480	1,466,780
Alere Inc Term B 4.480% due 06/18/22 §	2,789,200	2,798,133
Alkermes Inc Term B 3.970% due 09/25/21 §	405,827	408,871
Alliance Healthcare Services Inc Term B 4.439% due 06/03/19 §	633,108	634,427
Amneal Pharmaceuticals LLC 4.796% due 11/01/19 §	2,575,491	2,594,807
Arbor Pharmaceuticals Inc Term B 6.296% due 07/05/23 § µ	2,005,781	2,034,614
Ardent Legacy Acquisitions Inc Term B 6.796% due 08/04/21 § µ	1,424,875	1,432,890
Auris Luxembourg III SARL Term B7 (Luxembourg) 4.296% due 01/17/22 §	610,969	615,169

	Principal Amount	Value
BioClinica Inc (1st Lien) 5.375% due 10/20/23 §	$1,540,068	$1,509,909
Blue Buffalo Co Ltd Term B 3.216% due 05/18/24 §	850,000	858,500
Brand Energy & Infrastructure Services Inc 5.491% due 06/21/24 §	450,000	449,213
Bright Horizons Family Solutions Inc Term B 3.476% due 11/07/23 §	1,349,125	1,358,681
Camelot UK Holdco Ltd Term B (United Kingdom) 4.726% due 10/03/23 §	719,572	724,668
CareCore National LLC Term B 5.226% due 03/05/21 §	1,862,506	1,888,115
Cast & Crew Payroll LLC (1st Lien) 4.800% due 08/12/22 §	1,744,991	1,751,534
Change Healthcare Holdings Inc Term B 3.976% due 03/01/24 §	4,862,813	4,869,650
CHG Healthcare Services Inc Term B 4.422% due 06/07/23 § µ	4,418,788	4,462,976
Coinamatic Canada Inc (1st Lien) (Canada) 4.476% due 05/14/22 § µ	247,557	248,176
Community Health Systems Inc Term H 4.161% due 01/27/21 §	3,725,774	3,724,444
Concentra Inc (1st Lien) 4.211% due 06/01/22 §	429,010	429,877
Convatec Inc Term B 3.796% due 10/31/23 §	373,125	375,457
CPI Holdco LLC (1st Lien) 5.300% due 03/21/24 §	423,938	425,527
Crossmark Holdings Inc (1st Lien) 4.796% due 12/20/19 §	359,925	256,146
Del Monte Foods Inc (1st Lien) 4.435% due 02/18/21 §	1,042,493	847,026
DJO Finance LLC 4.387% due 06/08/20 §	1,719,375	1,703,686
Dole Food Co Inc Term B 4.153% due 04/06/24 §	1,075,000	1,078,743
Electro Rent Corp (1st Lien) 6.226% due 01/19/24 §	1,835,950	1,854,309
Element Materials Technology Group Term B due 06/01/24 µ	325,000	327,984
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 5.500% due 04/29/24 §	2,925,000	2,953,106
Envision Healthcare Corp Term B 4.300% due 12/01/23 § µ	4,680,875	4,706,620
Equian LLC Term B 4.928% due 05/20/24 §	191,176	192,909
Flavors Holdings Inc (1st Lien) 7.046% due 04/03/20 §	582,188	553,078
Galleria Co Term B 4.125% due 09/29/23 §	2,900,000	2,922,202
Garda World Security Corp (Canada) 5.226% due 05/24/24 §	1,199,049	1,206,543
Genoa a QoL Healthcare Co LLC (1st Lien) 4.976% due 10/28/23 §	372,188	374,281
Global Healthcare Exchange LLC (1st Lien) due 05/31/24 µ	550,000	550,688
Global Payments Inc (1st Lien) 3.226% due 04/22/23 §	296,208	297,848
Greatbatch Ltd Term B 4.710% due 10/27/22 § µ	4,409,184	4,431,230
Grifols Worldwide Operations USA Inc 3.436% due 01/31/25 §	2,094,750	2,100,515
HLF Financing SARL Term B 6.726% due 02/13/23 §	1,766,250	1,783,912
Horizon Pharma Inc Term B 4.875% due 03/29/24 §	2,186,894	2,199,195

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
IAP Worldwide Services Inc 7.000% due 07/18/18 § +	$67,948	$67,242
(2nd Lien) 8.000% due 07/18/19 § +	911,893	729,697
Iasis Healthcare LLC Term B3 5.296% due 02/16/21 §	1,787,284	1,800,242
Indivior Finance SARL Term B (Luxembourg) 7.254% due 12/19/19 §	619,200	625,392
inVentiv Health Inc Term B 4.952% due 11/09/23 §	1,766,125	1,774,325
Jacobs Douwe Egberts International BV Term B5 (Netherlands) 3.438% due 07/02/22 §	1,438,027	1,448,363
Jaguar Holding Co II 4.013% due 08/18/22 §	4,110,378	4,115,837
JBS USA LLC Term B 5.750% due 10/30/22 §	3,092,250	3,018,327
KAR Auction Services Inc Term B4 3.563% due 03/11/21 §	1,574,386	1,586,194
KIK Custom Products Inc Term B 5.793% due 08/26/22 §	2,159,890	2,177,169
Kindred Healthcare Inc 4.688% due 04/09/21 §	3,104,033	3,122,788
Kinetic Concepts Inc Term B 4.546% due 02/02/24 §	1,650,000	1,644,156
KUEHG Corp (1st Lien) 5.046% due 08/13/22 § µ	1,956,757	1,969,600
Live Nation Entertainment Inc Term B3 3.500% due 10/31/23 §	1,969,267	1,979,734
LSC Communications Inc Term B 7.226% due 09/30/22 §	625,000	631,250
Mallinckrodt International Finance SA Term B (Luxembourg) 4.046% due 09/24/24 §	3,011,702	3,007,184
Medical Depot Holdings Inc (1st Lien) 6.796% due 01/03/23 §	444,375	408,547
MMM Holdings Inc 10.250% due 06/30/19 §	470,421	461,013
Monitronics International Inc Term B2 6.796% due 09/30/22 §	2,858,324	2,889,051
MPH Acquisition Holdings LLC Term B 4.296% due 06/07/23 § µ	3,574,440	3,578,461
MSO of Puerto Rico Inc 10.250% due 12/12/17 §	341,994	335,154
New Millennium HoldCo Inc 7.726% due 12/21/20 §	381,344	231,667
Nomad Foods Europe Midco Ltd Term B (United Kingdom) 3.909% due 04/18/24 § µ	3,175,000	3,188,395
Nord Anglia Education Finance LLC 4.702% due 03/31/21 §	1,893,950	1,899,868
Onex Carestream Finance LP (1st Lien) 5.275% due 06/07/19 §	451,793	449,647
Opal Acquisition Inc Term B 5.236% due 11/27/20 §	1,583,448	1,469,967
Ortho-Clinical Diagnostics Inc Term B 5.046% due 06/30/21 §	2,920,752	2,910,713
Patheon Holdings I BV (Netherlands) 4.504% due 04/20/24 §	2,150,000	2,157,615
Pinnacle Foods Finance LLC Term B 3.076% due 02/02/24 §	497,500	499,677
Post Holdings Inc Series A 3.470% due 05/24/24 §	1,025,000	1,027,562
Prestige Brands Inc Term B4 3.976% due 01/26/24 §	2,355,352	2,369,442
Prime Security Services Borrower LLC (1st Lien) 3.974% due 05/02/22 §	1,319,256	1,322,672

	Principal Amount	Value
RadNet Inc 4.405% due 06/30/23 §	$866,250	$870,175
Rent-A-Center Inc Term B 4.230% due 03/19/21 §	93,854	92,388
Select Medical Corp Term B 4.650% due 03/06/24 §	4,014,938	4,052,557
ServiceMaster Co Term B 3.726% due 11/08/23 §	1,890,500	1,903,490
SGS Cayman LP Term B (Cayman) 6.671% due 04/23/21 §	165,269	158,658
Spectrum Brands Inc Term B 3.174% due 06/23/22 §	1,673,959	1,681,910
Supervalu Inc 4.726% due 06/08/24 §	196,383	190,737
Term B 4.726% due 06/08/24 §	327,305	317,895
Surgery Center Holdings Inc Term B due 06/06/24 µ	850,000	853,188
Sutherland Global Services Inc Term B 6.671% due 04/23/21 §	709,988	681,589
Syniverse Holdings Inc 4.172% due 04/23/19 §	2,107,838	1,976,098
Team Health Inc (1st Lien) 3.976% due 02/06/24 §	1,271,813	1,266,566
The Hertz Corp Term B 3.976% due 06/30/23 §	643,500	642,645
The Nature’s Bounty Co Term B 4.796% due 05/05/23 §	3,242,332	3,250,032
TNS Inc (1st Lien) 5.230% due 02/14/20 §	595,197	599,848
US Anesthesia Partners Inc 4.466% due 06/23/24 §	825,000	827,063
US Foods Inc Term B 3.980% due 06/27/23 §	997,481	1,002,682
Valeant Pharmaceuticals International Inc Series F1 Term B (Canada) 5.830% due 04/01/22 § µ	9,893,363	10,038,330
WASH Multifamily Laundry Systems LLC (1st Lien) 4.476% due 05/14/22 § µ	1,513,100	1,516,883
Weight Watchers International Inc Term B2 4.377% due 04/02/20 §	2,476,686	2,394,324

		166,774,596

Diversified - 0.7%

Emerald Expositions Holding Inc Term B 4.296% due 05/22/24 §	975,000	987,188
Stena International SARL Term B (Luxembourg) 4.300% due 03/03/21 §	1,233,563	1,076,283
Travelport Finance SARL Term B (Luxembourg) 4.432% due 09/02/21 §	2,944,772	2,956,077

		5,019,548

Energy - 2.7%

BCP Raptor LLC Term B 5.466% due 06/06/24 §	600,000	594,000
CITGO Holding Inc Term B 9.796% due 05/12/18 §	602,285	607,932
Citgo Petroleum Corp Term B 4.796% due 07/29/21 §	4,977,002	4,997,741
Crestwood Holdings LLC Term B1 9.209% due 06/19/19 §	448,097	439,135
Energy Transfer Equity LP Term B 3.826% due 02/02/24 §	302,059	300,953
Fieldwood Energy LLC
(1st Lien) 4.171% due 09/28/18 §	2,744,795	2,646,440
8.296% due 08/31/20 §	175,000	165,375
8.421% due 09/30/20 §	231,288	184,452
(2nd Lien) 8.421% due 09/30/20 §	318,712	180,073

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Granite Acquisition Inc
Term B 5.296% due 12/19/21 §	$2,055,447	$2,065,907
Term C 5.296% due 12/19/21 §	92,720	93,192
MEG Energy Corp Term B (Canada) 4.696% due 12/31/23 §	2,417,380	2,357,448
Murray Energy Corp Term B2 8.546% due 04/16/20 §	1,526,282	1,494,802
Oxbow Carbon LLC Term B 4.726% due 01/19/20 §	419,688	423,360
Paragon Offshore Finance Co Term B (Cayman) 6.000% due 07/18/21 § Y	715,938	276,978
Seadrill Partners Finco LLC Term B 4.296% due 02/21/21 §	1,931,931	1,229,191
Sheridan Production Partners I LLC
Term B2 4.730% due 10/01/19 §	1,243,456	1,074,035
Term B2 I-A 4.730% due 10/01/19 §	164,768	142,318
Term B2 I-M 4.730% due 10/01/19 §	100,641	86,929
Sonneborn LLC 4.976% due 12/10/20 §	293,136	295,701
Sonneborn Refined Products BV (Netherlands) 4.976% due 12/10/20 §	51,730	52,183
Ultra Resources Inc (1st Lien) 4.117% due 04/12/24 §	750,000	746,016

		20,454,161

Financial - 12.1%

AlixPartners LLP Term B 4.296% due 04/04/24 §	1,197,000	1,204,032
Alliant Holdings I Inc Term B 4.417% due 08/12/22 § µ	1,769,450	1,775,118
Americold Realty Operating Partnership LP REIT Term B 4.976% due 12/01/22 §	265,171	268,486
AmWINS Group Inc Term B 4.130% due 01/25/24 §	1,343,250	1,345,349
Aretec Group Inc 8.000% due 11/23/20 §	1,070,220	1,087,611
(2nd Lien) 3.250% due 05/23/21 §	2,874,243	2,845,501
Armor Holding II LLC (1st Lien) 5.800% due 06/26/20 §	516,531	518,898
AssuredPartners Inc 4.726% due 10/21/22 §	1,835,746	1,837,582
Asurion LLC
(2nd Lien) 8.726% due 03/03/21 §	1,425,000	1,433,312
Term B4 4.476% due 08/04/22 §	2,943,720	2,962,118
Term B5 4.226% due 11/03/23 §	1,124,225	1,131,954
Bronco Midstream Funding LLC Term B 5.172% due 08/15/20 §	1,036,014	1,049,612
Citco Funding LLC 4.226% due 03/31/22 §	3,204,654	3,243,712
Corporate Capital Trust Inc Term B 4.563% due 05/20/19 §	822,375	831,092
Cunningham Lindsey US Inc (1st Lien) 5.046% due 12/10/19 §	889,101	803,154
Delos Finance SARL (Luxembourg) 3.546% due 10/06/23 §	2,000,000	2,012,678
DTZ US Borrower LLC (1st Lien) 4.447% due 11/04/21 §	5,416,231	5,423,678

	Principal Amount	Value
ESH Hospitality Inc REIT Term B 3.726% due 08/30/23 §	$5,796,329	$5,824,795
Flying Fortress Inc 3.546% due 04/30/20 §	2,513,333	2,527,994
Focus Financial Partners LLC (1st Lien) due 05/22/24 µ	1,800,000	1,816,875
Fortress Investment Group LLC Term B due 06/02/22 µ	975,000	981,906
Freedom Mortgage Corp (1st Lien) 6.862% due 02/23/22 § µ	2,860,469	2,892,649
Guggenheim Partners LLC 3.966% due 07/21/23 §	2,485,237	2,505,042
Harbourvest Partners LLC 3.655% due 02/04/21 §	1,398,176	1,398,176
Henry Co LLC Term B 5.726% due 10/05/23 §	174,125	177,063
Hub International Ltd Term B 4.422% due 10/02/20 §	5,185,829	5,210,980
IG Investment Holdings LLC 5.296% due 10/31/21 § µ	2,943,808	2,975,086
Lightstone Generation LLC
Term B 5.726% due 01/30/24 §	913,886	894,593
Term C 5.726% due 01/30/24 §	56,522	55,329
LPL Holdings Inc Term B 3.825% due 03/11/24 §	847,875	853,306
LSF9 Atlantis Holdings LLC 7.060% due 05/01/23 §	1,625,000	1,641,759
MGM Growth Properties Operating Partnership LP Term B 3.476% due 04/25/23 §	4,987,374	5,001,089
MIP Delaware LLC Term B1 4.296% due 03/09/20 §	243,351	244,264
NFP Corp Term B 4.796% due 01/08/24 § µ	723,625	727,876
NXT Capital Inc 5.500% due 11/22/22 §	1,617,498	1,643,783
Ocwen Financial Corp Term B 6.076% due 12/05/20 §	243,750	242,608
PGX Holdings Inc (1st Lien) 6.480% due 09/29/20 §	424,022	425,745
Quality Care Properties Inc (1st Lien) 6.476% due 10/31/22 §	1,492,500	1,506,182
RE/MAX International Inc Term B 4.046% due 12/15/23 §	1,761,242	1,772,250
RHP Hotel Properties LP Term B 3.440% due 05/11/24 §	523,688	525,433
Salient Partners LP 9.658% due 05/19/21 §	629,125	610,251
Sheridan Investment Partners II LP
Term A 4.710% due 12/16/20 §	76,080	64,288
Term B 4.710% due 12/16/20 §	546,921	462,148
Term M 4.710% due 12/16/20 §	28,374	23,976
The Geo Group Inc Term B 3.330% due 03/22/24 §	1,995,000	1,995,832
TKC Holdings Inc (1st Lien) 5.376% due 02/01/23 §	623,438	623,048
Toys ‘R’ Us Property Co I LLC Term B 6.226% due 08/21/19 §	2,031,094	1,957,467
UFC Holdings LLC (1st Lien) 4.470% due 08/18/23 §	1,265,438	1,270,522
USI Inc Term B 4.180% due 05/16/24 §	1,400,000	1,393,175
Veritas Bermuda Ltd Term B 5.796% due 01/27/23 §	1,334,396	1,337,899

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
VF Holding Corp 4.546% due 06/30/23 § µ	$2,937,869	$2,941,083
Virtus Investment Partners Inc 4.952% due 06/01/24 §	325,000	329,875
Walker & Dunlop Inc Term B 5.476% due 12/11/20 §	2,963,640	2,993,277
Walter Investment Management Corp 4.976% due 12/18/20 §	2,658,674	2,443,986

		90,065,497

Industrial - 13.1%

Accudyne Industries LLC 4.226% due 12/13/19 §	2,012,109	1,999,534
Advanced Disposal Services Inc Term B3 3.939% due 11/10/23 §	2,787,401	2,804,822
Ameriforge Group Inc 7.148% due 05/12/24 § +	351,141	369,365
Apex Tool Group LLC Term B 4.500% due 01/31/20 §	2,699,341	2,631,857
Avolon SARL (Luxembourg)
Term B1 3.462% due 09/20/20 §	5,175,000	5,222,129
Term B2 3.962% due 03/20/22 §	2,550,000	2,575,515
Berry Plastics Group Inc Term I 3.681% due 10/01/22 §	747,402	749,131
BWAY Holding Co Term B 4.326% due 04/03/24 §	600,000	600,214
Clark Equipment Co Term B (South Korea) 3.929% due 05/18/24 §	1,371,563	1,376,063
Clean Harbors Inc Term B due 06/27/24 µ	250,000	250,938
Consolidated Container Co LLC (1st Lien) 4.726% due 05/22/24 § µ	650,000	654,976
CPG International Inc 5.046% due 05/03/24 § µ	2,948,722	2,951,794
CPM Holdings Inc Term B 5.476% due 04/11/22 §	221,031	224,255
Dayco Products LLC Term B 6.178% due 05/19/23 §	650,000	649,187
Delachaux SA Term B2 (France) 4.796% due 10/28/21 §	344,551	346,274
Dynacast International LLC Term B 4.546% due 01/28/22 §	887,226	893,880
Electrical Components International Inc Term B 6.046% due 05/28/21 §	509,375	512,559
EnergySolutions LLC 6.980% due 05/29/20 §	596,250	601,467
EWT Holdings III Corp (1st Lien) 5.046% due 01/15/21 §	636,119	640,094
5.796% due 01/15/21 §	493,750	496,836
Excelitas Technologies Corp (1st Lien) 6.300% due 10/31/20 §	640,527	640,928
Filtration Group Corp (1st Lien) 4.476% due 11/21/20 §	586,729	591,558
Flex Acquisition Co Inc (1st Lien) 4.398% due 12/29/23 §	2,950,000	2,965,487
Gardner Denver Inc 4.546% due 07/30/20 §	4,823,544	4,840,427
Gates Global LLC Term B 4.546% due 04/01/24 §	5,302,991	5,315,146
Gemini HDPE LLC Term B 4.172% due 08/07/21 §	364,697	366,977
Generac Power Systems Inc Term B 3.398% due 05/31/23 §	1,083,833	1,090,833
GFL Environmental Inc Term B (Canada) 4.046% due 09/29/23 §	1,488,750	1,494,023
Global Brass & Copper Inc Term B 5.500% due 07/18/23 §	521,063	523,003

	Principal Amount	Value
Husky Injection Molding Systems Ltd (1st Lien) (Canada) 4.476% due 06/30/21 §	$2,193,290	$2,207,273
Kenan Advantage Group Inc 4.226% due 07/31/22 §	324,456	324,963
Term B 4.226% due 07/31/22 §	98,668	98,822
Manitowoc Foodservice Inc Term B 4.226% due 03/03/23 §	752,308	759,361
Milacron LLC Term B 4.226% due 09/28/23 §	1,741,250	1,747,780
Neenah Foundry Co 7.751% due 04/26/19 §	362,351	359,633
Paladin Brands Holding Inc Term B 7.296% due 08/16/19 §	1,108,274	1,088,879
Pelican Products Inc 5.546% due 04/11/20 §	448,226	450,467
Penn Engineering & Manufacturing Corp Term B 3.970% due 05/30/24 §	200,000	201,000
PKC Holding Corp (1st Lien) 4.679% due 05/08/24 §	1,800,000	1,802,250
PODS LLC Term B2 4.339% due 02/02/22 §	1,631,913	1,642,112
Quikrete Holdings Inc (1st Lien) 3.976% due 11/15/23 §	5,232,727	5,229,096
Rexnord LLC Term B 3.971% due 08/21/23 §	5,441,965	5,450,808
Reynolds Group Holdings Inc 4.226% due 02/05/23 §	6,043,216	6,063,044
SIG Combibloc US Acquisition Inc 4.226% due 03/13/22 § µ	2,802,964	2,821,845
Southwire Co 3.617% due 02/10/21 §	313,364	314,669
STS Operating Inc 4.959% due 02/12/21 §	233,581	233,873
Summit Materials Cos I LLC Term B 3.976% due 07/17/22 §	1,310,319	1,322,808
Tecomet Inc Term B 4.922% due 05/02/24 § µ	2,925,000	2,926,828
TransDigm Inc
Term C 4.284% due 02/28/20 §	1,828,375	1,831,346
Term D 4.292% due 06/04/21 §	1,576,250	1,578,220
Term F 4.226% due 06/09/23 § µ	4,340,946	4,341,623
Trinseo Materials Operating SCA Term B 4.476% due 11/05/21 §	1,715,000	1,733,400
Unifrax Corp Term B 5.046% due 04/04/24 §	350,000	353,938
Werner Co due 06/23/24 µ	450,000	448,875
Wesco Aircraft Hardware Corp Term A 4.230% due 10/04/21 §	986,563	988,104
WireCo WorldGroup Inc (1st Lien) 6.702% due 09/30/23 §	372,188	375,754
Zebra Technologies Corp Term B 3.723% due 10/27/21 §	794,710	799,184
Zekelman Industries Inc Term B 4.789% due 06/14/21 §	5,263,759	5,312,012

		97,187,239

Technology - 7.7%

Almonde Inc (1st Lien) 4.736% due 06/13/24 §	1,625,000	1,627,345
Applied Systems Inc (1st Lien) 4.546% due 01/25/21 §	2,493,109	2,510,767
Aptean Inc (1st Lien) 5.550% due 12/20/22 § µ	923,438	928,346

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Ascend Learning LLC Term B 5.726% due 07/31/19 §	$987,792	$990,107
Avast Software BV Term B (Netherlands) 4.546% due 09/30/23 §	1,194,566	1,207,010
Bright Bidco BV Term B (Netherlands) due 06/30/24 µ	675,000	685,547
CCC Information Services Inc (1st Lien) 4.230% due 04/27/24 §	800,000	799,000
Cypress Semiconductor Corp Term B 4.840% due 07/05/21 §	649,688	656,915
Donnelley Financial Solutions Inc Term B 5.076% due 09/30/23 §	2,861,143	2,892,710
Entegris Inc Term B 3.476% due 04/30/21 §	159,870	161,218
First Data Corp 3.466% due 07/08/22 §	1,924,003	1,923,468
Harland Clarke Holdings Corp Term B6 6.796% due 02/09/22 §	1,242,138	1,245,554
Hyland Software Inc
(1st Lien) 4.476% due 07/01/22 §	2,704,494	2,723,369
Term 3 due 07/01/22 µ	175,000	176,221
Infor US Inc Term B6 4.046% due 02/01/22 §	3,423,904	3,408,006
Informatica Corp 4.796% due 08/05/22 §	4,932,745	4,933,258
Information Resources Inc (1st Lien) 5.466% due 01/18/24 §	2,019,938	2,030,352
Kronos Inc (1st Lien) due 11/01/23 µ	5,656,625	5,702,263
Lattice Semiconductor Corp 5.334% due 03/10/21 §	396,697	396,201
M/A-COM Technology Solutions Holdings Inc 3.459% due 05/17/24 §	911,399	909,406
MA FinanceCo LLC
Term B2 3.672% due 11/19/21 §	2,938,387	2,939,307
Term B3 3.964% due 04/29/24 §	299,874	300,212
MTS Systems Corp Term B 5.330% due 07/05/23 §	818,813	822,129
Press Ganey Holdings Inc (1st Lien) 4.476% due 10/21/23 §	1,320,495	1,325,860
Quintiles IMS Inc Term B 3.232% due 03/07/24 §	2,382,904	2,402,017
Renaissance Learning Inc (1st Lien) 5.046% due 04/09/21 §	2,480,935	2,493,727
Rocket Software Inc (1st Lien) 5.546% due 10/14/23 §	719,563	726,938
Seattle Spinco Inc Term B3 4.030% due 04/19/24 §	2,025,126	2,027,404
SkillSoft Corp (1st Lien) 5.976% due 04/28/21 §	2,747,790	2,601,814
SS&C Technologies Inc
Term B1 3.476% due 07/08/22 §	1,448,879	1,456,769
Term B2 3.476% due 07/08/22 §	87,881	88,360
Synchronoss Technologies Inc 4.082% due 01/19/24 §	473,813	467,061
Syncsort Inc (1st Lien) 6.546% due 12/09/22 §	447,750	449,849
Tempo Acquisition LLC 4.060% due 05/01/24 §	525,000	526,695
Wall Street Systems Delaware Inc Term B 4.792% due 08/26/23 §	572,125	574,807
Western Digital Corp Term B 3.976% due 04/29/23 §	1,940,449	1,955,154

		57,065,166

	Principal Amount	Value
Utilities - 1.6%

Calpine Construction Finance Co LP Term B2 3.730% due 01/31/22 §	$458,341	$457,290
Calpine Corp
(1st Lien) 2.980% due 11/30/17 §	381,818	382,295
Term B5 4.050% due 01/15/24 §	6,606,445	6,606,445
Term B8 2.980% due 12/31/19 §	299,250	299,554
Invenergy Thermal Operating I LLC Term B 6.796% due 10/19/22 §	409,835	394,466
Lonestar Generation LLC Term B 5.452% due 02/22/21 §	1,693,285	1,388,494
Longview Power LLC Term B 7.230% due 04/13/21 §	1,200,500	819,341
Southcross Holdings Borrower LP Term B 4.500% due 04/13/23 §	48,841	43,591
Talen Energy Supply LLC Term B2 5.226% due 04/15/24 §	448,650	418,179
The Dayton Power & Light Co Term B 4.480% due 08/24/22 §	348,250	354,014
TPF II Power LLC Term B 5.226% due 10/02/23 §	767,402	767,594

		11,931,263

Total Senior Loan Notes (Cost $683,079,007)		677,702,040

SHORT-TERM INVESTMENT - 9.7%

Repurchase Agreement - 9.7%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $71,658,433; collateralized by U.S. Treasury Notes: 1.625% - 2.750% due 08/15/23 - 11/15/23 and value $73,093,655)	71,657,716	71,657,716

Total Short-Term Investment (Cost $71,657,716)		71,657,716

TOTAL INVESTMENTS - 105.5% (Cost $785,245,979)		783,307,369

OTHER ASSETS & LIABILITIES, NET - (5.5%)		(40,897,964)

NET ASSETS - 100.0%		$742,409,405

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.5%
Communications	15.5%
Industrial	13.5%
Consumer, Cyclical	13.1%
Financial	12.5%
Short-Term Investment	9.7%
Technology	8.0%
Basic Materials	3.9%
Energy	3.4%
Others (each less than 3.0%)	2.4%

	105.5%
Other Assets & Liabilities, Net	(5.5%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FLOATING RATE LOAN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Investments with a total aggregate value of $4,400,762 or 0.6% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Investments with a total aggregate value of $1,724,177 or 0.2% of the Fund’s net assets were in default as of June 30, 2017.

(d)	Pursuant to the terms of the following senior loan agreements, the Fund had unfunded loan commitments of $810,914 or 0.1% of the net assets as of June 30, 2017, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitments	Value	Unrealized Appreciation (Depreciation)
Equian LLC	$58,533	$59,357	$824
IAP Worldwide Services Inc +	611,535	605,175	(6,360)
MH Sub I LLC	140,846	142,478	1,632

	$810,914	$807,010	($3,904)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$11,139	$11,139	$-	$-
	Communications	723,913	-	723,913	-
	Consumer, Non-Cyclical	2,057,429	-	87,443	1,969,986
	Energy	546,842	10,862	535,980	-
	Financial	550,517	-	550,517	-
	Industrial	797,405	-	797,405	-
	Utilities	29,770	-	29,770	-

	Total Common Stocks	4,717,015	22,001	2,725,028	1,969,986

	Corporate Bonds & Notes	29,230,598	-	29,212,898	17,700
	Senior Loan Notes	677,702,040	-	674,637,783	3,064,257
	Short-Term Investment	71,657,716	-	71,657,716	-
	Unfunded Loan Commitments (1)	807,010	-	201,835	605,175

	Total	$784,114,379	$22,001	$778,435,260	$5,657,118

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2017:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes and Unfunded Loan Commitments	Total
Value, Beginning of Period	$1,635,457	$-	$7,659,962	$9,295,419
Purchases	-	-	446,970	446,970
Sales (Includes Paydowns)	-	-	(1,388,461)	(1,388,461)
Accrued Discounts (Premiums)	-	-	101,395	101,395
Net Realized Gains (Losses)	-	(57,558)	(1,298,437)	(1,355,995)
Change in Net Unrealized Appreciation (Depreciation)	885,046	57,558	1,525,881	2,468,485
Transfers In	-	17,700	1,614,764	1,632,464
Transfers Out	(550,517)	-	(4,992,642)	(5,543,159)

Value, End of Period	$1,969,986	$17,700	$3,669,432	$5,657,118

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$825,760	$-	($48,598)	$777,162

(1) See note (d) in Notes to Schedule of Investments.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.7%

Consumer, Cyclical - 1.9%

CalAtlantic Group Inc	28,512	$1,007,899
Cedar Fair LP	45,330	3,268,293
Ford Motor Co	150,000	1,678,500
Las Vegas Sands Corp	23,700	1,514,193
Lennar Corp ‘A’	14,440	769,941
Modular Space Corp *	391,484	5,285,034
Six Flags Entertainment Corp	44,476	2,651,214

		16,175,074

Financial - 0.5%

Bank of America Corp	82,670	2,005,574
The PNC Financial Services Group Inc	7,500	936,525
Wells Fargo & Co	23,850	1,321,529

		4,263,628

Industrial - 0.3%

Allegion PLC	27,340	2,217,821
Xylem Inc	18,926	1,049,068

		3,266,889

Total Common Stocks (Cost $21,396,198)		23,705,591

CLOSED-END MUTUAL FUNDS - 1.2%

First Trust Senior Floating Rate Income Fund II	117,483	1,563,699
Invesco Senior Income Trust	1,043,103	4,756,550
Voya Prime Rate Trust	714,112	3,841,922

Total Closed-End Mutual Funds (Cost $10,728,733)		10,162,171

	Principal Amount
CORPORATE BONDS & NOTES - 87.7%

Basic Materials - 5.1%

Anglo American Capital PLC (United Kingdom) 4.750% due 04/10/27 ~	$3,525,000	3,630,045
ArcelorMittal (Luxembourg) 7.500% due 10/15/39	4,900,000	5,518,625
Barminco Finance Property Ltd (Australia) 6.625% due 05/15/22 ~	3,725,000	3,650,500
Blue Cube Spinco Inc 9.750% due 10/15/23	3,600,000	4,374,000
Constellium NV (Netherlands) 6.625% due 03/01/25 ~	3,250,000	3,120,000
8.000% due 01/15/23 ~	3,500,000	3,622,500
Freeport-McMoRan Inc 3.550% due 03/01/22	6,400,000	6,029,952
6.875% due 02/15/23	3,175,000	3,365,500
Hexion Inc 6.625% due 04/15/20	850,000	779,875
10.375% due 02/01/22 ~	2,825,000	2,810,875
Teck Resources Ltd (Canada) 3.750% due 02/01/23	3,275,000	3,201,312
Tronox Finance LLC 6.375% due 08/15/20	3,350,000	3,366,750

		43,469,934

Communications - 14.3%

Altice Financing SA (Luxembourg) 7.500% due 05/15/26 ~	2,475,000	2,753,438
Altice US Finance I Corp 5.500% due 05/15/26 ~	3,350,000	3,525,875

	Principal Amount	Value
CCO Holdings LLC 5.375% due 05/01/25 ~	$3,575,000	$3,816,312
5.500% due 05/01/26 ~	900,000	957,375
5.750% due 09/01/23	3,050,000	3,187,250
5.875% due 04/01/24 ~	4,450,000	4,761,500
Cequel Communications Holdings I LLC 5.125% due 12/15/21 ~	2,600,000	2,658,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22	2,468,000	2,548,704
7.625% due 03/15/20	2,625,000	2,621,719
CommScope Technologies LLC 6.000% due 06/15/25 ~	3,050,000	3,271,125
CSC Holdings LLC 6.625% due 10/15/25 ~	4,100,000	4,520,660
10.875% due 10/15/25 ~	2,600,000	3,136,250
DISH DBS Corp 5.125% due 05/01/20	2,850,000	2,981,812
5.875% due 11/15/24	2,375,000	2,542,960
Frontier Communications Corp 10.500% due 09/15/22	2,250,000	2,151,563
iHeartCommunications Inc 11.250% due 03/01/21 ~	1,950,000	1,472,250
11.250% due 03/01/21	3,000,000	2,276,250
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	3,850,000	3,657,500
8.000% due 02/15/24 ~	1,700,000	1,836,000
Lamar Media Corp 5.750% due 02/01/26	4,025,000	4,352,031
Level 3 Communications Inc 5.750% due 12/01/22	2,500,000	2,600,000
Level 3 Financing Inc 5.250% due 03/15/26	4,425,000	4,602,487
Outfront Media Capital LLC 5.250% due 02/15/22	2,375,000	2,470,000
5.875% due 03/15/25	5,774,000	6,069,917
SFR Group SA (France) 7.375% due 05/01/26 ~	4,075,000	4,436,656
Sprint Corp 7.250% due 09/15/21	12,200,000	13,587,750
7.625% due 02/15/25	7,450,000	8,595,437
T-Mobile USA Inc 5.125% due 04/15/25	1,900,000	1,999,750
6.000% due 04/15/24	900,000	965,250
6.375% due 03/01/25	900,000	975,375
6.500% due 01/15/26	1,000,000	1,106,250
6.625% due 04/01/23	7,000,000	7,424,900
6.836% due 04/28/23	250,000	267,500
Townsquare Media Inc 6.500% due 04/01/23 ~	3,499,000	3,538,364
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	4,850,000	5,092,500

		122,761,210

Consumer, Cyclical - 16.7%

Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	1,937,445	2,041,582
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	4,716,364	4,922,469
5.625% due 07/15/22 ~	1,452,544	1,528,076
American Axle & Manufacturing Inc 6.250% due 04/01/25 ~	2,175,000	2,126,063
6.500% due 04/01/27 ~	1,400,000	1,365,000
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	3,150,000	3,339,000
AV Homes Inc 6.625% due 05/15/22 ~	3,625,000	3,742,812

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Beazer Homes USA Inc 5.750% due 06/15/19	$2,540,000	$2,671,763
6.750% due 03/15/25	725,000	757,625
7.250% due 02/01/23	4,940,000	5,199,350
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	5,625,000	5,807,812
11.000% due 10/01/21	2,225,000	2,386,313
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	2,000,000	2,175,000
CalAtlantic Group Inc 5.375% due 10/01/22	6,770,000	7,320,062
6.250% due 12/15/21	4,000,000	4,495,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	4,075,000	4,355,156
CCM Merger Inc 6.000% due 03/15/22 ~	625,000	642,188
CEC Entertainment Inc 8.000% due 02/15/22	8,250,000	8,641,875
Cedar Fair LP 5.375% due 06/01/24	7,675,000	8,058,750
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	4,650,000	5,091,750
Dollar Tree Inc 5.750% due 03/01/23	3,750,000	3,970,312
Gateway Casinos & Entertainment Ltd (Canada) 8.250% due 03/01/24 ~	3,575,000	3,726,938
Hilton Grand Vacations Borrower LLC 6.125% due 12/01/24 ~	4,100,000	4,484,375
IHO Verwaltungs GmbH (Germany)
4.125% Cash or 4.875% PIK due 09/15/21 ~	800,000	817,000
4.500% Cash or 5.250% PIK due 09/15/23 ~	800,000	814,000
4.750% Cash or 5.500% PIK due 09/15/26 ~	2,100,000	2,128,875
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	3,875,000	4,059,062
10.250% due 11/15/22 ~	2,325,000	2,556,779
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	4,450,000	4,644,687
Landry’s Inc 6.750% due 10/15/24 ~	3,550,000	3,643,188
Lennar Corp 4.750% due 05/30/25	3,650,000	3,827,937
4.875% due 12/15/23	1,800,000	1,920,375
Norwegian Air Shuttle Pass-Through Trust ‘B’ (Norway) 7.500% due 05/10/25 ~	1,293,377	1,404,930
Party City Holdings Inc 6.125% due 08/15/23 ~	5,000,000	5,200,000
PetSmart Inc 7.125% due 03/15/23 ~	4,055,000	3,619,088
Scientific Games International Inc 7.000% due 01/01/22 ~	2,395,000	2,556,663
10.000% due 12/01/22	1,700,000	1,870,000
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	4,500,000	4,538,790
The Men’s Wearhouse Inc 7.000% due 07/01/22	3,650,000	3,212,000
United Airlines Pass-Through Trust ‘B’ 4.625% due 03/03/24	1,629,490	1,682,449
4.750% due 10/11/23	1,202,700	1,249,305
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	3,946,056	4,163,090
Virgin Australia Pass-Through Trust (Australia) 6.000% due 04/23/22 ~	404,414	416,547

		143,174,036

	Principal Amount	Value
Consumer, Non-Cyclical - 13.6%

Ahern Rentals Inc 7.375% due 05/15/23 ~	$4,850,000	$4,001,250
Albertsons Cos LLC 5.750% due 03/15/25 ~	750,000	699,375
6.625% due 06/15/24 ~	1,450,000	1,442,750
CHS/Community Health Systems Inc 6.250% due 03/31/23	1,175,000	1,217,418
6.875% due 02/01/22	6,800,000	5,967,000
8.000% due 11/15/19	925,000	933,094
Eagle Holding Co II LLC 7.625% Cash and 8.375% PIK due 05/15/22 ~	2,800,000	2,887,500
First Quality Finance Co Inc 5.000% due 07/01/25 ~	350,000	357,875
HCA Inc 5.250% due 04/15/25	15,775,000	16,997,562
5.250% due 06/15/26	2,450,000	2,648,450
Herc Rentals Inc 7.500% due 06/01/22 ~	3,150,000	3,339,000
IHS Markit Ltd 5.000% due 11/01/22 ~	5,350,000	5,801,379
Jaguar Holding Co II 6.375% due 08/01/23 ~	2,175,000	2,297,344
JBS Investments GmbH (Brazil) 7.250% due 04/03/24 ~	2,500,000	2,243,750
7.750% due 10/28/20 ~	7,225,000	6,880,367
JBS USA LUX SA (Brazil) 7.250% due 06/01/21 ~	1,050,000	1,054,725
Live Nation Entertainment Inc 4.875% due 11/01/24 ~	750,000	763,125
5.375% due 06/15/22 ~	6,600,000	6,864,534
MEDNAX Inc 5.250% due 12/01/23 ~	4,775,000	4,930,188
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	3,450,000	3,757,602
Tenet Healthcare Corp 5.000% due 03/01/19	475,000	498,921
6.750% due 02/01/20	2,750,000	2,866,875
6.750% due 06/15/23	3,500,000	3,508,750
7.500% due 01/01/22 ~	400,000	434,920
8.000% due 08/01/20	2,050,000	2,078,188
THC Escrow Corp III 5.125% due 05/01/25 ~	1,325,000	1,333,281
The ADT Corp 6.250% due 10/15/21	5,625,000	6,152,344
TMS International Corp 7.625% due 10/15/21 ~	5,775,000	5,876,062
United Rentals North America Inc 5.500% due 05/15/27	3,475,000	3,587,938
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	12,250,000	11,928,437
7.250% due 07/15/22 ~	1,950,000	1,842,750
Valeant Pharmaceuticals International Inc 5.875% due 05/15/23 ~	1,750,000	1,509,375

		116,702,129

Energy - 11.3%

Callon Petroleum Co 6.125% due 10/01/24 ~	900,000	920,250
6.125% due 10/01/24	3,700,000	3,783,250
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27 ~	725,000	744,031
5.875% due 03/31/25	1,475,000	1,578,250
7.000% due 06/30/24	1,100,000	1,232,000
Chesapeake Energy Corp 6.125% due 02/15/21	1,900,000	1,871,500
8.000% due 12/15/22 ~	1,374,000	1,458,158
8.000% due 06/15/27 ~	700,000	688,625

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Continental Resources Inc 3.800% due 06/01/24	$2,500,000	$2,301,550
Energy Transfer Equity LP 5.875% due 01/15/24	3,650,000	3,887,250
Ensco PLC 5.750% due 10/01/44	1,450,000	964,250
8.000% due 01/31/24	1,787,000	1,688,715
EP Energy LLC 6.375% due 06/15/23	3,500,000	2,073,750
7.750% due 09/01/22	1,825,000	1,085,875
8.000% due 11/29/24 ~	350,000	350,875
8.000% due 02/15/25 ~	2,500,000	1,875,000
MEG Energy Corp (Canada) 6.375% due 01/30/23 ~	2,900,000	2,256,562
6.500% due 01/15/25 ~	700,000	639,625
Noble Holding International Ltd (United Kingdom) 7.750% due 01/15/24	1,900,000	1,509,189
NuStar Logistics LP 5.625% due 04/28/27	2,050,000	2,157,625
Parsley Energy LLC 5.375% due 01/15/25 ~	3,750,000	3,796,875
PDC Energy Inc 6.125% due 09/15/24 ~	1,850,000	1,887,000
Precision Drilling Corp (Canada) 6.625% due 11/15/20	1,076,238	1,060,094
7.750% due 12/15/23 ~	1,800,000	1,782,000
QEP Resources Inc 5.375% due 10/01/22	2,600,000	2,515,500
6.875% due 03/01/21	2,400,000	2,502,000
Range Resources Corp 5.875% due 07/01/22 ~	1,825,000	1,861,500
Rice Energy Inc 7.250% due 05/01/23	2,725,000	2,949,812
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	4,975,000	5,501,738
Sanchez Energy Corp 7.750% due 06/15/21	3,225,000	2,934,750
SemGroup Corp 5.625% due 11/15/23	4,650,000	4,440,750
6.375% due 03/15/25 ~	1,375,000	1,337,188
SESI LLC 7.125% due 12/15/21	2,750,000	2,633,125
Summit Midstream Holdings LLC 5.500% due 08/15/22	3,100,000	3,111,625
5.750% due 04/15/25	725,000	732,250
Sunoco LP 6.250% due 04/15/21	1,500,000	1,571,250
Targa Resources Partners LP 5.125% due 02/01/25 ~	1,850,000	1,912,438
5.375% due 02/01/27 ~	750,000	780,000
6.750% due 03/15/24	1,950,000	2,106,000
Tesoro Logistics LP 5.250% due 01/15/25	3,675,000	3,872,531
Transocean Inc 7.500% due 04/15/31	1,935,000	1,557,675
Ultra Resources Inc 6.875% due 04/15/22 ~	2,775,000	2,757,656
7.125% due 04/15/25 ~	725,000	715,938
Weatherford International Ltd 8.250% due 06/15/23	2,650,000	2,656,625
Whiting Petroleum Corp 6.250% due 04/01/23	3,775,000	3,482,437
WPX Energy Inc 6.000% due 01/15/22	3,700,000	3,681,500

		97,206,587

	Principal Amount	Value
Financial - 7.5%

AAF Holdings LLC 12.000% Cash or 12.750% PIK due 07/01/19 ~	$2,497,372	$2,622,241
AerCap Ireland Capital DAC (Netherlands) 4.250% due 07/01/20	1,500,000	1,571,049
5.000% due 10/01/21	2,350,000	2,545,431
Ally Financial Inc 4.250% due 04/15/21	2,650,000	2,749,375
5.750% due 11/20/25	8,525,000	9,004,531
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	2,850,000	2,714,625
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	4,700,000	4,747,000
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	5,100,000	5,297,625
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	1,133,000	1,028,197
International Lease Finance Corp 4.625% due 04/15/21	4,575,000	4,877,540
5.875% due 08/15/22	1,000,000	1,131,334
6.250% due 05/15/19	1,550,000	1,663,302
Iron Mountain Inc REIT 4.375% due 06/01/21 ~	2,600,000	2,704,000
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	2,600,000	2,743,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	4,950,000	5,098,500
7.500% due 04/15/21 ~	5,500,000	5,733,750
MGM Growth Properties Operating Partnership LP REIT 5.625% due 05/01/24	1,550,000	1,697,250
Springleaf Finance Corp 6.125% due 05/15/22	1,050,000	1,110,375
8.250% due 12/15/20	1,325,000	1,490,625
Tempo Acquisition LLC 6.750% due 06/01/25 ~	500,000	512,500
The Howard Hughes Corp 5.375% due 03/15/25 ~	3,700,000	3,792,500

		64,834,750

Industrial - 12.1%

Allegion US Holding Co Inc 5.750% due 10/01/21	3,200,000	3,328,000
Apex Tool Group LLC 7.000% due 02/01/21 ~	2,660,000	2,487,100
ARD Finance SA (Luxembourg) 7.125% Cash or 7.875% PIK due 09/15/23	2,700,000	2,888,730
Ardagh Packaging Finance PLC (Ireland) 6.000% due 06/30/21 ~	500,000	519,375
6.000% due 02/15/25 ~	3,050,000	3,210,125
7.250% due 05/15/24 ~	1,400,000	1,536,500
Berry Plastics Corp 5.125% due 07/15/23	7,000,000	7,315,000
6.000% due 10/15/22	1,225,000	1,310,750
BWAY Holding Co 5.500% due 04/15/24 ~	4,000,000	4,095,000
Cloud Crane LLC 10.125% due 08/01/24 ~	4,350,000	4,785,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	5,000,000	4,950,000
CPG Merger Sub LLC 8.000% due 10/01/21 ~	5,200,000	5,447,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	3,700,000	3,854,937
Louisiana-Pacific Corp 4.875% due 09/15/24	4,075,000	4,171,781

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Masco Corp 7.750% due 08/01/29	$1,864,000	$2,505,194
New Enterprise Stone & Lime Co Inc 10.125% due 04/01/22 ~	1,375,000	1,497,031
Novelis Corp 5.875% due 09/30/26 ~	5,650,000	5,833,625
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	5,000,000	5,521,875
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	2,100,000	2,203,047
5.500% due 02/15/24 ~	1,500,000	1,570,500
Reynolds Group Issuer Inc (New Zealand) 5.125% due 07/15/23 ~	4,950,000	5,148,000
Sealed Air Corp 4.875% due 12/01/22 ~	1,750,000	1,870,313
5.125% due 12/01/24 ~	875,000	942,813
5.500% due 09/15/25 ~	5,600,000	6,132,000
Summit Materials LLC 6.125% due 07/15/23	3,140,000	3,304,850
TransDigm Inc 6.500% due 07/15/24	6,000,000	6,210,000
US Concrete Inc 6.375% due 06/01/24	2,800,000	2,968,000
6.375% due 06/01/24 ~	1,500,000	1,590,000
Welbilt Inc 9.500% due 02/15/24	3,810,000	4,438,650
Zekelman Industries Inc 9.875% due 06/15/23 ~	1,850,000	2,083,562

		103,718,758

Technology - 5.1%

Dell Inc 5.650% due 04/15/18	50,000	51,313
Dell International LLC 5.450% due 06/15/23 ~	2,650,000	2,878,918
5.875% due 06/15/21 ~	925,000	971,250
7.125% due 06/15/24 ~	875,000	962,309
First Data Corp 5.375% due 08/15/23 ~	5,400,000	5,656,500
5.750% due 01/15/24 ~	750,000	781,875
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	6,500,000	6,727,500
Infor US Inc 6.500% due 05/15/22	2,625,000	2,730,000
Microsemi Corp 9.125% due 04/15/23 ~	2,018,000	2,315,655
Nuance Communications Inc 5.625% due 12/15/26 ~	2,200,000	2,359,500
NXP BV (Netherlands) 3.875% due 09/01/22 ~	2,950,000	3,079,062
4.125% due 06/01/21 ~	2,150,000	2,269,325
4.625% due 06/01/23 ~	2,400,000	2,595,000
Quintiles IMS Inc 4.875% due 05/15/23 ~	5,500,000	5,658,125
Sensata Technologies BV 5.625% due 11/01/24 ~	4,900,000	5,273,625

		44,309,957

Utilities - 2.0%

Calpine Corp 5.375% due 01/15/23	1,750,000	1,712,813
5.875% due 01/15/24 ~	3,000,000	3,105,000
6.000% due 01/15/22 ~	1,000,000	1,037,500
Dynegy Inc 7.625% due 11/01/24	3,775,000	3,680,625

	Principal Amount	Value
NRG Energy Inc 6.625% due 03/15/23	$1,250,000	$1,290,625
7.250% due 05/15/26	1,875,000	1,950,000
Talen Energy Supply LLC 6.500% due 06/01/25	6,000,000	4,245,000

		17,021,563

Total Corporate Bonds & Notes (Cost $731,253,234)		753,198,924

CONVERTIBLE CORPORATE BONDS & NOTES - 0.4%

Communications - 0.4%

Clearwire Communications LLC 8.250% due 12/01/40 ~	3,500,000	3,605,000

Total Convertible Corporate Bonds & Notes (Cost $3,463,196)		3,605,000

SENIOR LOAN NOTES - 1.7%

Consumer, Cyclical - 0.8%

Greektown Holdings LLC Term B 4.226% due 03/21/24 §	1,500,000	1,502,109
Petco Animal Supplies Inc Term B 4.172% due 01/26/23 §	3,927,426	3,549,411
Yonkers Racing Corp Term B 4.480% due 05/24/24 §	2,000,000	2,005,000

		7,056,520

Consumer, Non-Cyclical - 0.6%

Brickman Group Ltd LLC (2nd Lien) 7.709% due 12/17/21 §	2,387,234	2,395,191
Reddy Ice Corp (1st Lien) 6.756% due 05/01/19 §	2,886,935	2,865,860

		5,261,051

Industrial - 0.3%

Accudyne Industries LLC 4.226% due 12/13/19 §	2,000,000	1,987,500

Total Senior Loan Notes (Cost $14,550,700)		14,305,071

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $41,232,819; collateralized by U.S. Treasury Notes: 1.625% due 10/31/23 and value $42,060,320)	41,232,407	41,232,407

Total Short-Term Investment (Cost $41,232,407)		41,232,407

TOTAL INVESTMENTS - 98.5% (Cost $822,624,468)		846,209,164

OTHER ASSETS & LIABILITIES, NET - 1.5%		12,732,015

NET ASSETS - 100.0%		$858,941,179

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HIGH YIELD BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Cyclical	19.4%
Communications	14.7%
Consumer, Non-Cyclical	14.2%
Industrial	12.7%
Energy	11.3%
Financial	8.0%
Technology	5.1%
Basic Materials	5.1%
Short-Term Investment	4.8%
Others (each less than 3.0%)	3.2%

98.5%
Other Assets & Liabilities, Net	1.5%

100.0%

(b)	Swap agreements outstanding as of June 30, 2017 were as follows:

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxx Liquid High Yield Index	3-Month USD-LIBOR	MSC	12/20/17	$10,000,000	$305,573	($320)	$305,893

Total Swap Agreements					$305,573	($320)	$305,893

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$16,175,074	$10,890,040	$-	$5,285,034
	Financial	4,263,628	4,263,628	-	-
	Industrial	3,266,889	3,266,889	-	-

	Total Common Stocks	23,705,591	18,420,557	-	5,285,034

	Closed-End Mutual Funds	10,162,171	10,162,171	-	-
	Corporate Bonds & Notes	753,198,924	-	753,198,924	-
	Convertible Corporate Bonds & Notes	3,605,000	-	3,605,000	-
	Senior Loan Notes	14,305,071	-	14,305,071	-
	Short-Term Investment	41,232,407	-	41,232,407	-
	Derivatives:
	Interest Rate Contracts
	Swaps	305,573	-	305,573	-

	Total	$846,514,737	$28,582,728	$812,646,975	$5,285,034

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 7.9%

Communications - 1.1%

AT&T Inc
1.808% due 01/15/20 §	$1,600,000	$1,608,886
2.023% due 07/15/21 §	2,500,000	2,527,350
Telefonica Emisiones SAU (Spain) 5.877% due 07/15/19	1,800,000	1,934,966
Verizon Communications Inc 3.500% due 11/01/21	2,000,000	2,070,060

		8,141,262

Consumer, Cyclical - 0.5%

General Motors Financial Co Inc 2.350% due 10/04/19	100,000	100,049
Hyundai Capital America 2.000% due 07/01/19 ~	1,500,000	1,488,855
Volkswagen Bank GmbH (Germany) 0.081% due 11/27/17 § ~	EUR 1,600,000	1,827,387
Volkswagen Group of America Finance LLC (Germany) 2.450% due 11/20/19 ~	$400,000	402,461

		3,818,752

Energy - 1.1%

BG Energy Capital PLC (United Kingdom) 6.500% due 11/30/72 § ~	GBP 700,000	932,141
Enbridge Inc (Canada) 1.946% due 06/15/20 §	$2,100,000	2,099,695
Kinder Morgan Inc 7.250% due 06/01/18	100,000	104,703
Petrobras Global Finance BV (Brazil)
4.375% due 05/20/23	200,000	189,100
5.375% due 01/27/21	600,000	611,520
6.125% due 01/17/22	1,900,000	1,966,500
6.625% due 01/16/34	GBP 100,000	126,923
Spectra Energy Partners LP 1.920% due 06/05/20 §	$2,000,000	2,008,640
TransCanada PipeLines Ltd (Canada) 3.800% due 10/01/20	100,000	105,000

		8,144,222

Financial - 4.5%

Ally Financial Inc
3.250% due 09/29/17	500,000	501,675
3.250% due 02/13/18	200,000	201,750
3.500% due 01/27/19	200,000	203,250
3.600% due 05/21/18	1,000,000	1,013,750
3.750% due 11/18/19	100,000	102,500
4.750% due 09/10/18	200,000	206,000
6.250% due 12/01/17	200,000	203,710
American Tower Corp REIT 2.800% due 06/01/20	100,000	101,420
Barclays PLC (United Kingdom) 8.250% due 12/15/18 §	400,000	425,000
BRFkredit AS (Denmark)
2.000% due 10/01/17	DKK 4,300,000	664,287
2.500% due 10/01/47	762,111	118,964
4.000% due 01/01/18	2,300,000	361,277
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.800% due 09/15/22	$1,600,000	1,664,128
ING Bank NV (Netherlands) 2.625% due 12/05/22 ~	1,100,000	1,110,146
International Lease Finance Corp
6.250% due 05/15/19	100,000	107,310
7.125% due 09/01/18 ~	1,000,000	1,058,667
8.250% due 12/15/20	500,000	589,906
JPMorgan Chase & Co 7.900% due 04/30/18 §	1,710,000	1,779,683

	Principal Amount	Value
MetLife Inc 6.817% due 08/15/18	$100,000	$105,604
Mitsubishi UFJ Financial Group Inc (Japan) 3.082% due 03/01/21 §	1,200,000	1,253,239
Navient Corp
4.625% due 09/25/17	100,000	100,375
5.500% due 01/15/19	1,700,000	1,774,375
8.450% due 06/15/18	300,000	316,650
Nordea Kredit Realkreditaktieselskab (Denmark)
1.000% due 10/01/17	DKK 3,400,000	524,913
2.000% due 10/01/17	6,700,000	1,034,984
2.000% due 01/01/18	100,000	15,591
2.500% due 10/01/47	1,315,750	205,487
Nykredit Realkredit AS (Denmark)
1.000% due 07/01/17	9,500,000	1,459,273
2.000% due 07/01/17	18,100,000	2,782,563
2.000% due 10/01/17	10,200,000	1,575,607
2.500% due 10/01/47 ~	6,449,697	1,006,782
Realkredit Danmark AS (Denmark)
1.000% due 04/01/18	1,300,000	201,928
2.500% due 10/01/47	4,670,036	729,340
Santander Holdings USA Inc 2.642% due 11/24/17 §	$200,000	200,809
Synchrony Financial 2.580% due 11/09/17 §	200,000	200,645
The Goldman Sachs Group Inc 2.446% due 09/15/20 §	2,500,000	2,544,075
UBS AG (Switzerland)
1.539% due 12/07/18 § ~	1,900,000	1,901,195
1.799% due 06/08/20 § ~	1,900,000	1,903,893
Unibail-Rodamco SE REIT (France) 1.928% due 04/16/19 § ~	1,900,000	1,894,621

		32,145,372

Industrial - 0.4%

John Deere Capital Corp 1.577% due 06/22/20 §	2,400,000	2,403,970

Technology - 0.1%

Dell International LLC 3.480% due 06/01/19 ~	100,000	102,388
Hewlett Packard Enterprise Co 2.450% due 10/05/17	283,000	283,765

		386,153

Utilities - 0.2%

Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	400,000	402,923
Dominion Energy Inc 1.771% due 06/01/19 § ~	100,000	100,384
SSE PLC (United Kingdom) 5.625% due 10/01/17 § ~	EUR 1,000,000	1,157,405

		1,660,712

Total Corporate Bonds & Notes (Cost $56,389,527)		56,700,443

MORTGAGE-BACKED SECURITIES - 4.2%

Collateralized Mortgage Obligations - Commercial - 0.3%

BLCP Hotel Trust 2.109% due 08/15/29 § ~	$1,592,649	1,594,479
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49	327,547	327,805

		1,922,284

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations - Residential - 3.4%

ALBA PLC (United Kingdom) 1.501% due 04/24/49 § ~	GBP 258,345	$339,507
Alternative Loan Trust 1.496% due 12/25/35 §	$76,957	70,026
Banc of America Mortgage Trust 3.490% due 11/25/34 §	58,621	57,311
Bear Stearns Adjustable Rate Mortgage Trust 3.653% due 01/25/35 §	266,933	263,488
Chase Mortgage Finance Trust 3.436% due 02/25/37 §	75,899	75,507
ChaseFlex Trust 6.000% due 02/25/37	494,200	375,295
Citigroup Mortgage Loan Trust
1.286% due 01/25/37 § ~	312,583	243,335
3.176% due 08/25/35 §	579,585	421,972
3.430% due 05/25/35 §	69,778	69,767
3.667% due 09/25/37 §	74,938	68,541
Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/35 §	73,239	59,319
3.399% due 08/25/34 §	32,002	29,616
Deutsche Alt-B Securities Mortgage Loan Trust 1.316% due 10/25/36 §	42,954	32,935
Dukinfield PLC (United Kingdom) 1.315% due 08/15/45 § ~	GBP 74,334	97,559
Eurosail PLC (United Kingdom) 0.449% due 12/10/44 § ~	159,964	205,351
Eurosail-UK PLC (United Kingdom) 1.240% due 06/13/45 § ~	1,251,879	1,586,246
Fannie Mae
1.276% due 07/25/37 §	$1,173,341	1,151,676
1.366% due 08/25/34 §	192,487	190,661
1.566% due 07/25/37 §	15,050	15,114
3.129% due 05/25/35 §	1,001,009	1,055,948
Freddie Mac
1.389% due 02/15/19 §	318,624	318,614
1.609% due 09/15/42 §	3,346,705	3,356,362
Gemgarto PLC (United Kingdom) 1.262% due 02/16/47 § ~	GBP 32,014	41,886
Government National Mortgage Association 2.550% due 04/20/67 §	$1,100,318	1,136,620
GreenPoint Mortgage Funding Trust 1.486% due 11/25/45 §	558,423	494,809
GSMPS Mortgage Loan Trust 7.000% due 06/25/43 ~	253,506	284,361
GSR Mortgage Loan Trust 3.498% due 01/25/35 §	352,494	347,438
HarborView Mortgage Loan Trust 1.489% due 02/19/36 §	175,333	145,349
HomeBanc Mortgage Trust 1.546% due 10/25/35 §	225,114	221,034
Impac CMB Trust 2.216% due 07/25/33 §	157,531	153,696
IndyMac INDX Mortgage Loan Trust 1.456% due 07/25/35 §	327,996	292,461
JP Morgan Mortgage Trust
3.199% due 08/25/35 §	374,847	362,477
3.252% due 09/25/35 §	117,144	107,259
3.258% due 07/27/37 § ~	844,022	806,766
3.411% due 07/25/35 §	350,860	355,787
Marche Mutui SARL (Italy)
0.062% due 02/25/55 § ~	EUR 5,988	6,849
1.921% due 01/27/64 § ~	100,004	114,769
Mellon Residential Funding Corp Mortgage Pass-Through Certificate Trust
1.599% due 12/15/30 §	$267,803	260,643
1.859% due 11/15/31 §	331,123	313,097

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/35 §	$232,576	$222,333
3.073% due 12/25/35 §	181,760	168,470
NCUA Guaranteed Notes Trust 1.534% due 10/07/20 §	3,282,242	3,287,334
Residential Accredit Loans Inc Trust 1.516% due 08/25/35 §	350,041	289,179
Ryland Mortgage Securities Corp 5.782% due 10/01/27	6,147	6,134
Sequoia Mortgage Trust
1.849% due 04/19/27 §	595,545	563,232
1.909% due 10/19/26 §	198,259	194,794
Structured Adjustable Rate Mortgage Loan Trust
2.132% due 01/25/35 §	359,489	324,969
3.336% due 08/25/35 §	611,050	608,674
3.396% due 02/25/34 §	86,993	87,115
Structured Asset Mortgage Investments II Trust
1.346% due 03/25/37 §	119,555	88,892
1.459% due 07/19/35 §	726,328	695,708
1.869% due 10/19/34 §	338,058	326,179
Structured Asset Securities Mortgage Pass-Through Certificates 3.209% due 01/25/32 §	7,147	7,129
SWAN Trust (Australia) 2.915% due 04/25/41 §	AUD 286,362	221,386
WaMu Mortgage Pass-Through Certificates Trust
1.732% due 02/25/46 §	$497,109	486,818
2.145% due 11/25/46 §	293,780	280,930
3.312% due 08/25/35 §	163,725	155,458
Wells Fargo Mortgage-Backed Securities Trust
3.026% due 12/25/34 §	402,369	407,040
3.193% due 09/25/34 §	150,107	153,567
3.360% due 04/25/36 §	233,950	215,190

		24,319,982

Fannie Mae - 0.4%

1.892% due 11/01/42 - 10/01/44 §	289,063	293,943
2.154% due 08/01/17 §	3,642	3,638
2.368% due 02/01/36 §	84,227	84,407
2.615% due 01/01/25 §	21,098	21,687
2.696% due 12/01/22 §	8,989	9,253
2.771% due 11/01/35 §	44,074	46,088
2.818% due 01/01/36 §	62,392	65,416
2.830% due 10/01/35 §	18,839	19,904
2.887% due 12/01/34 §	93,944	98,406
3.119% due 03/01/18 §	7,287	7,293
3.187% due 09/01/35 §	92,782	97,821
3.383% due 05/01/35 §	31,051	32,816
3.394% due 03/01/35 §	363,687	381,000
3.405% due 11/01/35 §	101,411	106,722
3.500% due 09/01/47	1,560,000	1,596,790
3.662% due 03/01/36 §	52,624	55,295
3.750% due 04/01/35 §	332,402	351,083
5.000% due 08/01/24 §	6,850	6,877

		3,278,439

Freddie Mac - 0.1%

2.859% due 01/01/34 §	244,341	257,103
3.029% due 08/01/35 §	9,245	9,791
3.196% due 10/01/35 §	25,832	26,582
3.518% due 03/01/36 §	79,960	81,318

		374,794

Government National Mortgage Association - 0.0%

2.125% due 09/20/22 - 05/20/26 §	71,606	73,595
2.250% due 10/20/24 - 12/20/26 §	26,293	27,041

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
2.375% due 01/20/27 §	$11,813	$12,117
2.500% due 02/20/25 §	11,666	12,035

		124,788

Total Mortgage-Backed Securities (Cost $29,966,173)		30,020,287

ASSET-BACKED SECURITIES - 5.9%

Amortizing Residential Collateral Trust 1.796% due 07/25/32 §	124,087	119,286
Apidos CLO XVI (Cayman) 2.189% due 01/19/25 § ~	4,400,000	4,398,080
Ares XXXI CLO Ltd (Cayman) 2.380% due 08/28/25 § ~	400,000	400,894
Asset-Backed Securities Corp Home Equity Loan Trust 1.296% due 05/25/37 §	28,049	19,872
Bayview Opportunity Master Fund IIIb Trust 3.475% due 04/28/32 § ~	377,042	377,592
Bear Stearns Asset-Backed Securities I Trust 1.326% due 04/25/31 §	378,652	404,908
CIFC Funding Ltd CLO (Cayman) 2.370% due 01/29/25 § ~	1,345,606	1,347,384
Citigroup Mortgage Loan Trust Inc 1.676% due 10/25/35 §	600,000	496,901
Cordatus Loan Fund II PLC (Ireland)
0.042% due 07/25/24 § ~	EUR 190,070	217,265
0.759% due 07/25/24 § ~	GBP 181,227	236,218
Credit Suisse Mortgage Trust 4.500% due 03/25/21	$442,005	443,423
Credit-Based Asset Servicing & Securitization Trust 1.286% due 01/25/37 §	241,715	101,932
Equity One Mortgage Pass-Through Trust 1.816% due 04/25/34 §	450,514	389,068
Finn Square CLO Ltd (Cayman) 2.506% due 12/24/23 § ~	268,118	268,425
Flagship VII Ltd (Cayman) 2.276% due 01/20/26 § ~	1,700,000	1,700,954
Fortress Credit BSL II Ltd (Cayman) 2.308% due 10/19/25 § ~	1,100,000	1,102,049
Freddie Mac Structured Pass-Through Certificates 1.476% due 08/25/31 §	130,957	128,545
Highlander Euro CDO III BV (2.245%) due 05/01/23 § ~	EUR 59,411	67,833
Hildene CLO I Ltd (Cayman) 2.308% due 01/17/26 § ~	$4,200,000	4,210,391
HSI Asset Securitization Corp Trust 1.266% due 10/25/36 §	14,818	8,102
Jamestown CLO V Ltd (Cayman) 2.378% due 01/17/27 § ~	2,200,000	2,199,955
Jubilee CDO BV (Netherlands) 0.023% due 07/30/24 § ~	EUR 786,347	898,311
Madison Park Funding V Ltd (Cayman) 1.420% due 02/26/21 § ~	$117,910	117,963
Morgan Stanley ABS Capital I Inc Trust 2.191% due 07/25/34 §	147,484	143,524
Morgan Stanley IXIS Real Estate Capital Trust 1.266% due 11/25/36 §	1,755	889
Navient Student Loan Trust 2.366% due 03/25/66 § ~	1,401,465	1,418,052
New Century Home Equity Loan Trust 1.396% due 05/25/36 §	610,835	527,760
OFSI Fund V Ltd (Cayman) 2.308% due 04/17/25 § ~	2,100,000	2,104,143
OHA Credit Partners IX Ltd (Cayman) 2.166% due 10/20/25 § ~	1,900,000	1,899,995

	Principal Amount	Value
Palmer Square CLO Ltd (Cayman) 2.378% due 10/17/27 § ~	$2,000,000	$2,000,606
Penta CLO BV (Netherlands) 1.300% due 08/04/28 § ~	EUR 1,050,000	1,202,103
Renaissance Home Equity Loan Trust 1.976% due 12/25/32 §	$213,722	204,551
SHACKLETON CLO Ltd (Cayman) 2.275% due 01/13/25 § ~	300,000	300,728
SLM Student Loan Trust
0.007% due 06/17/24 § ~	EUR 237,520	270,266
0.690% due 01/25/24 §	1,007,073	1,147,173
Structured Asset Securities Corp Mortgage Loan Trust 2.551% due 04/25/35 §	$801,428	767,752
Sudbury Mill CLO Ltd (Cayman) 2.308% due 01/17/26 § ~	4,200,000	4,208,330
Symphony CLO XII Ltd (Cayman) 2.188% due 10/15/25 § ~	3,800,000	3,795,687
Symphony CLO XV Ltd (Cayman) 2.338% due 10/17/26 § ~	300,000	300,629
United States Small Business Administration 5.290% due 12/01/27	1,546,032	1,651,166
VOLT LV LLC 3.500% due 03/25/47 § ~	280,782	281,956
VOLT LVII LLC 3.375% due 04/25/47 § ~	521,182	522,099

Total Asset-Backed Securities (Cost $42,380,366)		42,402,760

U.S. TREASURY OBLIGATIONS - 117.8%

U.S. Treasury Bonds - 1.4%

3.000% due 02/15/47	4,710,000	4,868,044
3.000% due 05/15/47	5,170,000	5,345,801

		10,213,845

U.S. Treasury Inflation Protected Securities - 107.7%

0.125% due 04/15/19 ^	15,686,661	15,699,351
0.125% due 04/15/20 ^	11,869,351	11,924,556
0.125% due 04/15/21 ^	68,984,423	68,945,352
0.125% due 01/15/22 ^ ‡	1,534,079	1,532,432
0.125% due 04/15/22 ^ ‡	9,954,765	9,910,217
0.125% due 07/15/22 ^	36,692,376	36,713,879
0.125% due 01/15/23 ^ ‡	2,754,644	2,730,527
0.125% due 07/15/24 ^ ‡	15,860,765	15,585,073
0.125% due 07/15/26 ^	7,039,587	6,793,075
0.250% due 01/15/25 ^	24,367,000	23,942,429
0.375% due 07/15/23 ^	56,624,481	57,017,115
0.375% due 07/15/25 ^ ‡	26,634,911	26,444,738
0.375% due 01/15/27 ^	8,301,598	8,156,719
0.625% due 07/15/21 ^	27,707,726	28,397,482
0.625% due 01/15/24 ^	17,325,424	17,578,202
0.625% due 01/15/26 ^	43,130,057	43,395,642
0.625% due 02/15/43 ^	3,690,970	3,401,727
0.750% due 02/15/42 ^	6,190,631	5,900,445
0.750% due 02/15/45 ^ ‡	7,373,414	6,927,927
0.875% due 02/15/47 ^ ‡	5,024,633	4,881,331
1.000% due 02/15/46 ^	29,084,759	29,091,855
1.250% due 07/15/20 ^ ‡	39,826,928	41,539,665
1.375% due 07/15/18 ^ ‡	453,621	461,001
1.375% due 01/15/20 ^	13,876,388	14,389,676
1.375% due 02/15/44 ^ ‡	11,521,752	12,551,037
1.625% due 01/15/18 ^ ‡	1,143,943	1,149,536
1.875% due 07/15/19 ^ ‡	7,454,947	7,774,257
2.000% due 01/15/26 ^	16,893,051	18,939,847
2.125% due 01/15/19 ^	14,238,375	14,706,362
2.125% due 02/15/40 ^	20,139,810	25,081,213
2.125% due 02/15/41 ^	2,881,138	3,604,537

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
2.375% due 01/15/25 ^	$78,084,381	$88,981,777
2.375% due 01/15/27 ^	15,606,934	18,196,499
2.500% due 01/15/29 ^ ‡	13,815,898	16,625,388
3.625% due 04/15/28 ^ ‡	45,472,081	59,442,196
3.875% due 04/15/29 ^ ‡	17,687,552	24,034,500

		772,447,565

U.S. Treasury Notes - 8.7%

1.875% due 02/28/22	30,100,000	30,147,351
1.875% due 04/30/22 ‡	100,000	99,986
2.000% due 11/15/26 ‡	400,000	390,141
2.750% due 02/15/24	30,700,000	32,017,189

		62,654,667

Total U.S. Treasury Obligations (Cost $857,901,302)		845,316,077

FOREIGN GOVERNMENT BONDS & NOTES - 10.7%

Argentine Republic Government (Argentina) 6.875% due 01/26/27	2,400,000	2,487,600
Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 2,200,000	2,696,653
Brazil Letras do Tesouro Nacional (Brazil)
8.657% due 04/01/18	BRL 2,100,000	595,449
8.658% due 07/01/18	82,600,000	22,940,979
8.765% due 01/01/18	28,200,000	8,157,307
9.496% due 10/01/17	5,900,000	1,740,225
Canadian Government (Canada) 4.250% due 12/01/26 ^	CAD 2,226,855	2,341,632
Hellenic Republic Government (Greece)
3.800% due 08/08/17	JPY 120,000,000	1,061,078
4.500% due 07/03/17	120,000,000	1,066,904
Japanese Government CPI Linked (Japan)
0.100% due 03/10/24 ^	123,120,000	1,135,473
0.100% due 03/10/27 ^	591,180,000	5,515,227
Mexican Bonos (Mexico)
4.750% due 06/14/18	MXN 25,710,000	1,389,725
7.750% due 05/29/31	38,725,000	2,286,810
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 12,500,950	9,363,788
United Kingdom Gilt (United Kingdom) 1.500% due 07/22/47 ~	GBP 100,000	119,407
United Kingdom Gilt Inflation-Linked (United Kingdom)
0.125% due 03/22/24 ^ ~	2,566,961	3,869,632
0.125% due 03/22/26 ^ ~	3,038,301	4,675,698
0.125% due 03/22/46 ^ ~	280,222	580,549
0.125% due 03/22/58 ^ ~	95,160	240,130
0.125% due 11/22/65 ^ ~	1,512,595	4,359,705

Total Foreign Government Bonds & Notes (Cost $78,193,801)		76,623,971

MUNICIPAL BONDS - 0.1%

South Carolina Student Loan Corp 1.342% due 12/01/23 §	$550,102	549,580

Total Municipal Bonds (Cost $549,525)		549,580

PURCHASED OPTIONS - 0.2%
(See Note (g) in Notes to Schedule of Investments) (Cost $1,545,824)		1,368,437

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 11.4%

Certificates of Deposit - 0.7%

Credit Suisse AG (Switzerland) 2.028% due 09/12/17 §	$5,300,000	$5,308,512

Foreign Government Issues - 9.0%

Argentina Treasury Bills (Argentina)
2.600% due 07/14/17	200,000	199,897
2.858% due 10/27/17	200,000	198,318
2.899% due 10/13/17	300,000	297,794
2.950% due 09/29/17	800,000	794,618
3.000% due 09/15/17	400,000	397,803
3.200% due 12/15/17	600,000	592,745
3.351% due 09/15/17	300,000	298,352
Japan Treasury Bills (Japan)
(0.143%) due 07/10/17	JPY 6,020,000,000	53,523,862
(0.140%) due 08/07/17	840,000,000	7,468,901
Mexico Cetes (Mexico)
6.752% due 08/17/17	MXN 8,400,000	458,556
6.783% due 08/17/17	8,448,000	461,176
6.996% due 01/04/18	4,262,000	226,259

		64,918,281

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $12,073,190; collateralized by U.S. Treasury Notes: 2.750% due 11/15/23 and value $12,317,599)	$12,073,069	12,073,069

Total Short-Term Investments (Cost $83,061,846)		82,299,862

TOTAL INVESTMENTS - 158.2% (Cost $1,149,988,364)		1,135,281,417

TOTAL SECURITIES SOLD SHORT - (2.1%)
(See Note (c) in Notes to Schedule of Investments)
(Proceeds $14,811,554)		(14,792,019)

OTHER ASSETS & LIABILITIES, NET - (56.1%)		(402,346,384)

NET ASSETS - 100.0%		$718,143,014

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	117.8%
Short-Term Investments	11.4%
Foreign Government Bonds & Notes	10.7%
Corporate Bonds & Notes	7.9%
Asset-Backed Securities	5.9%
Mortgage-Backed Securities	4.2%
Others (each less than 3.0%)	0.3%

	158.2%
Securities Sold Short	(2.1%	)
Other Assets & Liabilities, Net	(56.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	As of June 30, 2017, investments with a total aggregate value of $6,131,507 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(c)	Securities sold short outstanding as of June 30, 2017 were as follows:

Description	Principal Amount	Value
U.S. Treasury Obligations - (2.1%)

U.S. Treasury Inflation Protected Securities
0.125% due 04/15/20 ^	$14,765,412	($14,792,019)

Total Securities Sold Short (Proceeds $14,811,554)		($14,792,019)

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2017 was $354,604,938 at a weighted average interest rate of 0.612%.

(e)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (09/17)	2	($2,058)
U.S. Treasury 10-Year Notes (09/17)	28	(24,296)

		(26,354)

Short Futures Outstanding
Euro-Bobl (09/17)	37	61,241
Japan 10-Year Bonds (09/17)	12	53,307
U.S. Treasury 5-Year Notes (09/17)	262	62,333
U.S. Treasury 30-Year Bonds (09/17)	230	(263,615)
United Kingdom Gilt (09/17)	40	97,397

		10,663

Total Futures Contracts		($15,691)

(f)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	4,948,010	USD	295,227	09/17	CIT	($8,475)
ARS	11,875,630	USD	709,416	09/17	MSC	(21,187)
BRL	11,093,464	USD	3,439,300	07/17	BNP	(90,735)
BRL	6,358,971	USD	1,922,185	07/17	DUB	(2,727)
BRL	2,307,888	USD	697,627	07/17	GSC	(990)
BRL	6,358,971	USD	1,904,511	08/17	DUB	3,683
BRL	18,000,000	USD	5,369,128	10/17	BNP	(32,511)
BRL	20,200,000	USD	6,044,511	10/17	DUB	(55,641)
BRL	9,900,000	USD	2,953,637	10/17	GSC	(18,497)
BRL	29,800,000	USD	8,902,166	10/17	HSB	(67,100)
DKK	2,494,000	USD	376,103	07/17	BNP	6,979
DKK	11,266,706	USD	1,705,139	07/17	BOA	25,445
DKK	1,313,000	USD	197,920	07/17	GSC	3,759
EUR	8,577,628	USD	9,757,052	07/17	BNP	39,883
EUR	3,292,000	USD	3,708,610	07/17	GSC	51,347
GBP	3,067,000	USD	3,917,129	07/17	GSC	77,485
GBP	1,394,000	USD	1,800,216	07/17	HSB	15,399
GBP	1,439,000	USD	1,864,638	07/17	JPM	9,587
GBP	14,963,000	USD	19,176,581	07/17	UBS	311,973
GBP	789,000	USD	1,025,560	08/17	HSB	2,985
INR	133,638,887	USD	2,036,402	07/17	SGN	27,924
INR	133,638,887	USD	2,038,732	12/17	CSF	(5,132)
JPY	1,013,062,224	USD	9,049,238	07/17	BNP	(42,239)
JPY	118,300,000	USD	1,057,998	08/17	JPM	(4,977)
MXN	2,289,000	USD	125,273	08/17	BNP	173
MXN	48,720,000	USD	2,455,843	03/18	BNP	133,680
NZD	12,799,000	USD	9,293,305	07/17	BOA	85,801
RUB	123,584,240	USD	2,138,136	09/17	CIT	(76,338)
USD	3,920,319	AUD	5,265,000	07/17	BOA	(126,360)
USD	4,039,561	AUD	5,265,000	08/17	BOA	(5,644)
USD	3,353,811	BRL	11,093,464	07/17	BNP	5,245
USD	1,915,930	BRL	6,358,971	07/17	DUB	(3,528)
USD	699,000	BRL	2,307,888	07/17	GSC	2,363
USD	8,022,170	BRL	27,500,000	10/17	BNP	(130,994)
USD	8,756,124	BRL	29,400,000	10/17	BNP	39,650
USD	7,911,765	BRL	26,900,000	10/17	JPM	(63,513)
USD	526,243	BRL	1,900,000	01/18	BNP	(28,998)
USD	6,310,733	BRL	22,500,000	01/18	DUB	(264,488)
USD	1,050,449	BRL	3,800,000	01/18	JPM	(60,033)
USD	626,305	BRL	2,100,000	04/18	MSC	21,072
USD	6,191,155	BRL	21,700,000	07/18	BNP	29,369
USD	560,307	BRL	1,900,000	07/18	BOA	20,795
USD	6,464,701	BRL	22,600,000	07/18	DUB	47,357

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	5,805,299	BRL	19,500,000	07/18	GSC	$268,210
USD	4,196,403	BRL	14,700,000	07/18	HSB	22,290
USD	350,518	BRL	1,200,000	07/18	JPM	9,775
USD	294,638	BRL	1,000,000	07/18	MSC	10,684
USD	2,864,442	CAD	3,924,000	08/17	JPM	(163,634)
USD	30,267	CNH	209,000	07/17	CSF	(559)
USD	401,143	COP	1,173,545,000	08/17	BNP	17,881
USD	2,222,152	DKK	15,156,191	07/17	BOA	(105,862)
USD	4,279,983	DKK	28,057,000	07/17	BRC	(29,616)
USD	1,713,932	DKK	11,266,706	10/17	BOA	(25,309)
USD	3,664,666	DKK	23,953,000	10/17	HSB	(33,002)
USD	416,117	DKK	2,715,000	10/17	JPM	(2,997)
USD	380,167	DKK	2,494,000	01/18	BNP	(6,910)
USD	201,087	DKK	1,313,000	04/18	GSC	(3,817)
USD	13,341,462	EUR	11,869,628	07/17	BOA	(215,430)
USD	9,771,376	EUR	8,577,628	08/17	BNP	(39,603)
USD	20,916,288	GBP	16,256,000	07/17	CIT	(256,334)
USD	4,767,553	GBP	3,745,000	07/17	GSC	(110,121)
USD	1,095,882	GBP	862,000	07/17	JPM	(26,830)
USD	19,193,743	GBP	14,963,000	08/17	UBS	(312,108)
USD	2,068,393	INR	133,638,887	07/17	CSF	4,068
USD	54,707,131	JPY	6,020,000,000	07/17	CIT	1,172,515
USD	9,149,726	JPY	1,013,062,224	07/17	GSC	142,727
USD	9,059,880	JPY	1,013,062,224	08/17	BNP	42,327
USD	359,573	JPY	40,000,000	08/17	BOA	3,448
USD	4,774,121	JPY	530,000,000	08/17	CIT	55,466
USD	2,431,771	JPY	270,000,000	08/17	UBS	27,928
USD	422,916	MXN	8,448,000	08/17	BNP	(39,419)
USD	1,971,566	MXN	36,451,000	08/17	CIT	(26,089)
USD	420,510	MXN	8,400,000	08/17	CSF	(39,198)
USD	1,317,036	MXN	25,441,185	08/17	GSC	(77,239)
USD	284,000	MXN	5,366,892	08/17	HSB	(10,126)
USD	208,131	MXN	4,262,000	01/18	GSC	(20,197)
USD	2,329,796	MXN	48,720,000	03/18	BNP	(259,727)
USD	9,062,439	NZD	12,799,000	07/17	GSC	(316,667)
USD	9,288,695	NZD	12,799,000	08/17	BOA	(85,847)
USD	2,097,423	RUB	122,935,200	10/17	GSC	58,937
USD	256,543	ZAR	3,516,000	08/17	JPM	(10,843)

Total Forward Foreign Currency Contracts						($529,381)

(g)	Purchased options outstanding as of June 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 30-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.150%	06/15/18	DUB	$5,300,000	$531,255	$113,860

Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.150%	06/15/18	DUB	5,300,000	531,255	639,148
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.720%	07/16/18	MSC	16,600,000	189,240	263,560
Put - 10-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.765%	07/16/18	MSC	21,900,000	254,040	319,335

							974,535	1,222,043

Total Interest Rate Swaptions							$1,505,790	$1,335,903

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 10-Year Notes (09/17)	$135.50	08/25/17	CME	32	$273	$32
Call - U.S. Treasury 30-Year Bonds (09/17)	178.00	08/25/17	CME	47	402	47
Call - U.S. Treasury 30-Year Bonds (09/17)	182.00	08/25/17	CME	35	299	35

					974	114

Put - U.S. Treasury 10-Year Notes (09/17)	115.50	08/25/17	CME	95	811	95
Put - U.S. Treasury 10-Year Notes (09/17)	116.50	08/25/17	CME	98	837	1,531
Put - Eurodollar (03/18)	98.25	03/19/18	CME	379	37,412	30,794

					39,060	32,420

Total Options on Futures					$40,034	$32,534

Total Purchased Options					$1,545,824	$1,368,437

(h)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in EUR	Notional Amount in GBP	Premium
Outstanding, December 31, 2016	41	299,500,000	14,200,000	6,550,000	$3,607,193
Call Options Written	1,154	16,496,700	16,000,000	20,679,000	681,852
Put Options Written	688	29,500,000	16,000,000	3,000,000	830,774
Call Options Exercised	(401)	(9,200,000)	(16,000,000)	(6,893,000)	(342,130)
Put Options Exercised	-	(29,500,000)	-	-	(236,000)
Call Options Expired	(120)	(39,975,700)	-	(20,336,000)	(436,481)
Put Options Expired	(151)	(29,500,000)	(19,000,000)	-	(516,987)
Call Options Closed	(73)	(6,021,000)	-	-	(87,002)
Put Options Closed	(397)	(78,600,000)	(9,000,000)	-	(1,794,871)

Outstanding, June 30, 2017	741	152,700,000	2,200,000	3,000,000	$1,706,348

(i)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - GBP versus USD	$1.27	07/05/17	BNP	GBP 1,600,000	$9,417	($8)
Put - GBP versus USD	1.27	07/06/17	MSC	1,400,000	8,443	(35)

					$17,860	($43)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	01/22/18	DUB	$2,000,000	$19,400	$-
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/01/18	BNP	1,500,000	12,900	(2)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	12,700,000	143,510	(52,796)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	90,900,000	810,160	(182)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	8,700,000	112,230	(42)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/02/20	JPM	3,800,000	70,137	(21,242)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	13,800,000	100,395	(2,935)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	1,300,000	9,035	(287)
Cap - France CPI Excluding Tobacco	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/22/35	GSC	EUR 2,200,000	100,087	(25,632)

						$1,377,854	($103,118)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.800%	11/07/17	RBS	$9,000,000	$78,300	($2,979)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.600%	11/07/17	RBS	9,000,000	78,300	(88,058)

Total Interest Rate Swaptions							$156,600	($91,037)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - U.S. Treasury 10-Year Notes (08/17)	$127.50	07/21/17	CME	119	$29,619	($5,578)
Call - U.S. Treasury 10-Year Notes (09/17)	127.50	08/25/17	CME	62	31,895	(12,594)
Call - Eurodollar (03/18)	98.75	03/19/18	CME	379	43,214	(14,213)

					104,728	(32,385)

Put - U.S. Treasury 10-Year Notes (08/17)	126.00	07/21/17	CME	119	22,255	(91,109)
Put - U.S. Treasury 10-Year Notes (09/17)	124.50	08/25/17	CME	62	27,051	(28,095)

					49,306	(119,204)

Total Options on Futures					$154,034	($151,589)

Total Written Options					$1,706,348	($345,787)

(j)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Mexico Government	1.000%	06/20/21	BNP	0.890%	$4,000,000	$26,118	($101,148)	$127,266
Mexico Government	1.000%	06/20/21	BOA	0.890%	3,500,000	22,853	(84,236)	107,089
Brazilian Government	1.000%	06/20/21	CIT	1.853%	200,000	(6,584)	(17,301)	10,717
Mexico Government	1.000%	06/20/21	CIT	0.890%	200,000	1,306	(4,874)	6,180
Mexico Government	1.000%	06/20/21	CSF	0.890%	100,000	653	(2,460)	3,113
Brazilian Government	1.000%	06/20/21	DUB	1.853%	400,000	(13,167)	(34,437)	21,270
Mexico Government	1.000%	06/20/21	HSB	0.890%	1,000,000	6,530	(24,142)	30,672
Russian Government	1.000%	06/20/21	JPM	1.166%	600,000	(7,406)	(36,804)	29,398
Brazilian Government	1.000%	06/20/22	BOA	2.326%	100,000	(6,251)	(6,294)	43
Brazilian Government	1.000%	06/20/22	HSB	2.326%	700,000	(43,760)	(45,230)	1,470

						(19,708)	(356,926)	337,218

			Exchange
Ally Financial Inc	5.000%	06/20/22	ICE	2.335%	200,000	26,259	24,720	1,539

Total Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection						$6,551	($332,206)	$338,757

Credit Default Swaps on Credit Indices – Buy Protection (4)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Main 26 5Y	1.000%	12/20/21	ICE	EUR 4,300,000	($113,158)	($74,995)	($38,163)
iTraxx Main 27 5Y	1.000%	06/20/22	ICE	11,700,000	(293,462)	(207,854)	(85,608)
CDX HY 28 5Y	5.000%	06/20/22	ICE	$12,570,000	(885,831)	(908,594)	22,763

					($1,292,451)	($1,191,443)	($101,008)

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX NA AAA 8	0.500%	10/17/57	GSC	$1,000,000	($6,325)	($52,061)	$45,736

Total Credit Default Swaps					($1,292,225)	($1,575,710)	$283,485

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	LCH	1.010%	10/16/17	$3,300,000	$25,493	$33,785	($8,292)
U.S. CPI Urban Consumers NSA	LCH	1.710%	04/27/18	7,200,000	(32,822)	-	(32,822)
U.S. CPI Urban Consumers NSA	LCH	1.680%	04/28/18	16,100,000	(68,900)	-	(68,900)
U.S. CPI Urban Consumers NSA	LCH	1.580%	05/23/18	600,000	(503)	310	(813)
3-Month USD-LIBOR	CME	1.250%	06/15/18	5,600,000	(9,733)	(9,890)	157
France CPI Excluding Tobacco	LCH	0.890%	11/15/18	EUR 800,000	(952)	771	(1,723)
U.S. CPI Urban Consumers NSA	LCH	1.793%	06/15/19	$2,200,000	(977)	-	(977)
U.S. CPI Urban Consumers NSA	LCH	2.027%	11/23/20	3,500,000	(21,035)	-	(21,035)
U.S. CPI Urban Consumers NSA	LCH	2.021%	11/25/20	3,300,000	(19,263)	-	(19,263)
Eurostat Eurozone HICP Ex Tobacco	LCH	0.806%	04/15/21	EUR 9,700,000	233,869	66,154	167,715
Eurostat Eurozone HICP Ex Tobacco	LCH	0.875%	05/15/21	4,400,000	98,807	28,844	69,963
U.S. CPI Urban Consumers NSA	LCH	1.550%	07/26/21	$2,400,000	40,651	81,231	(40,580)
U.S. CPI Urban Consumers NSA	LCH	1.603%	09/12/21	1,850,000	23,380	55,721	(32,341)
3-Month USD-LIBOR	CME	2.678%	10/25/23	5,000,000	105,396	-	105,396
3-Month USD-LIBOR	CME	2.670%	11/19/23	4,000,000	80,601	42,296	38,305
3-Month USD-LIBOR	CME	2.681%	12/12/23	4,000,000	80,543	-	80,543
3-Month USD-LIBOR	CME	2.500%	12/19/23	6,500,000	75,075	(52,260)	127,335
28-Day MXN-TIIE	CME	7.200%	06/05/24	MXN 32,000,000	23,042	338	22,704
28-Day MXN-TIIE	CME	8.035%	12/17/26	39,500,000	139,013	(4,452)	143,465
28-Day MXN-TIIE	CME	7.733%	02/25/27	5,100,000	11,648	7,462	4,186
Eurostat Eurozone HICP Ex Tobacco	LCH	1.360%	06/15/27	EUR 2,500,000	5,909	-	5,909
GBP Retail Price	LCH	3.585%	10/15/46	GBP 1,070,000	(80,497)	(87,180)	6,683
3-Month USD-LIBOR	CME	2.250%	12/21/46	$30,000	(2,029)	(2,271)	242
GBP Retail Price	LCH	3.428%	03/15/47	GBP 600,000	24,037	-	24,037
3-Month USD-LIBOR	CME	1.750%	06/21/47	$3,300,000	(588,125)	(599,302)	11,177

					$142,628	($438,443)	$581,071

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	GSC	2.060%	05/12/25	$2,500,000	$37,210	$-	$37,210
U.S. CPI Urban Consumers NSA	UBS	2.063%	05/12/25	8,200,000	124,168	-	124,168
U.S. CPI Urban Consumers NSA	MSC	1.788%	07/18/26	2,800,000	(67,172)	-	(67,172)
U.S. CPI Urban Consumers NSA	MSC	1.810%	07/19/26	4,100,000	(88,951)	-	(88,951)
U.S. CPI Urban Consumers NSA	MSC	1.800%	07/20/26	2,600,000	(58,739)	-	(58,739)
U.S. CPI Urban Consumers NSA	MSC	1.805%	09/20/26	800,000	(17,465)	-	(17,465)
GBP Retail Price	GSC	3.400%	06/15/30	GBP 1,500,000	25,976	4,671	21,305
GBP Retail Price	GSC	3.325%	08/15/30	5,130,000	(43,363)	(11,992)	(31,371)

					(88,336)	(7,321)	(81,015)

	Exchange
Eurostat Eurozone HICP Ex Tobacco	LCH	0.830%	05/15/18	EUR 5,800,000	(74,081)	(25,110)	(48,971)
U.S. CPI Urban Consumers NSA	LCH	1.935%	04/27/19	$7,200,000	51,166	-	51,166
3-Month USD-LIBOR	CME	1.250%	06/21/19	67,500,000	468,032	407,759	60,273
3-Month USD-LIBOR	CME	2.400%	03/16/26	8,750,000	59,396	122,197	(62,801)
3-Month USD-LIBOR	CME	2.300%	04/21/26	8,800,000	102,529	164,490	(61,961)
3-Month USD-LIBOR	CME	2.300%	04/27/26	45,600,000	534,392	854,781	(320,389)
Eurostat Eurozone HICP Ex Tobacco	LCH	1.178%	05/15/26	EUR 1,000,000	(23,165)	(26,353)	3,188
U.S. CPI Urban Consumers NSA	LCH	1.730%	07/26/26	$2,400,000	(68,184)	(128,648)	60,464
3-Month USD-LIBOR	CME	1.850%	07/27/26	4,300,000	139,946	168,377	(28,431)
3-Month USD-LIBOR	CME	2.000%	07/27/26	23,900,000	620,017	723,878	(103,861)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. CPI Urban Consumers NSA	LCH	1.800%	09/12/26	$4,300,000	($87,613)	($43,388)	($44,225)
U.S. CPI Urban Consumers NSA	LCH	1.801%	09/12/26	1,850,000	(37,504)	(85,451)	47,947
U.S. CPI Urban Consumers NSA	LCH	1.805%	09/12/26	1,600,000	(31,817)	(73,280)	41,463
U.S. CPI Urban Consumers NSA	LCH	1.780%	09/15/26	1,600,000	(36,162)	(77,664)	41,502
Eurostat Eurozone HICP Ex Tobacco	LCH	1.385%	12/15/26	EUR 5,400,000	10,857	3,054	7,803
3-Month USD-LIBOR	LCH	1.750%	12/21/26	$14,410,000	618,865	782,870	(164,005)
France CPI Excluding Tobacco	LCH	1.438%	06/15/27	EUR 2,500,000	(4,298)	211	(4,509)
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 21,500,000	(347,140)	(223,409)	(123,731)
GBP Retail Price	LCH	3.190%	04/15/30	4,400,000	(117,181)	(248,581)	131,400
GBP Retail Price	LCH	3.400%	06/15/30	2,300,000	38,684	(3,587)	42,271
GBP Retail Price	LCH	3.325%	08/15/30	7,300,000	(50,809)	(123,188)	72,379
GBP Retail Price	LCH	3.275%	09/15/30	3,500,000	(73,209)	(165,396)	92,187
GBP Retail Price	LCH	3.300%	12/15/30	1,200,000	(33,434)	(56,971)	23,537
GBP Retail Price	LCH	3.530%	10/15/31	900,000	9,889	9,416	473
GBP Retail Price	LCH	3.358%	04/15/35	1,200,000	(14,279)	(29,642)	15,363
6-Month JPY-LIBOR	CME	1.500%	12/21/45	JPY 37,200,000	(61,137)	(113,079)	51,942
6-Month GBP-LIBOR	CME	1.750%	03/21/48	GBP 2,800,000	(117,865)	(162,413)	44,548
6-Month GBP-LIBOR	LCH	1.750%	03/21/48	2,440,000	(96,823)	(152,321)	55,498
3-Month USD-LIBOR	CME	2.969%	10/25/48	$1,000,000	(72,546)	(39,988)	(32,558)
3-Month USD-LIBOR	CME	2.951%	11/19/48	1,000,000	(68,098)	-	(68,098)
3-Month USD-LIBOR	CME	2.953%	12/12/48	1,000,000	(67,909)	-	(67,909)
3-Month USD-LIBOR	CME	2.750%	12/19/48	280,000	(6,900)	7,500	(14,400)

					1,163,619	1,466,064	(302,445)

Total Interest Rate Swaps – Receive Floating Rate					$1,075,283	$1,458,743	($383,460)

Total Interest Rate Swaps					$1,217,911	$1,020,300	$197,611

Total Swap Agreements					($74,314)	($555,410)	$481,096

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION MANAGED PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$56,700,443	$-	$56,700,443	$-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	1,922,284	-	1,922,284	-
	Collateralized Mortgage Obligations - Residential	24,319,982	-	24,313,848	6,134
	Fannie Mae	3,278,439	-	3,278,439	-
	Freddie Mac	374,794	-	374,794	-
	Government National Mortgage Association	124,788	-	124,788	-

	Total Mortgage-Backed Securities	30,020,287	-	30,014,153	6,134

	Asset-Backed Securities	42,402,760	-	42,402,760	-
	U.S. Treasury Obligations	845,316,077	-	845,316,077	-
	Foreign Government Bonds & Notes	76,623,971	-	76,623,971	-
	Municipal Bonds	549,580	-	549,580	-
	Short-Term Investments	82,299,862	-	82,299,862	-
	Derivatives:
	Credit Contracts
	Swaps	83,719	-	83,719	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,798,210	-	2,798,210	-
	Interest Rate Contracts
	Futures	274,278	274,278	-	-
	Purchased Options	1,368,437	-	1,368,437	-
	Swaps	3,808,591	-	3,808,591	-

	Total Interest Rate Contracts	5,451,306	274,278	5,177,028	-

	Total Asset - Derivatives	8,333,235	274,278	8,058,957	-

	Total Assets	1,142,246,215	274,278	1,141,965,803	6,134

Liabilities	Securities Sold Short
	U.S. Treasury Obligations	(14,792,019)	-	(14,792,019)	-
	Sale-buyback Financing Transactions	(389,063,893)	-	(389,063,893)	-
	Derivatives:
	Credit Contracts
	Swaps	(1,375,944)	-	(1,375,944)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,327,591)	-	(3,327,591)	-
	Written Options	(43)	-	(43)	-

	Total Foreign Currency Contracts	(3,327,634)	-	(3,327,634)	-

	Interest Rate Contracts
	Futures	(289,969)	(289,969)	-	-
	Written Options	(345,744)	-	(345,744)	-
	Swaps	(2,590,680)	-	(2,590,680)	-

	Total Interest Rate Contracts	(3,226,393)	(289,969)	(2,936,424)	-

	Total Liabilities - Derivatives	(7,929,971)	(289,969)	(7,640,002)	-

	Total Liabilities	(411,785,883)	(289,969)	(411,495,914)	-

	Total	$730,460,332	($15,691)	$730,469,889	$6,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 6.8%

Basic Materials - 1.3%

ArcelorMittal (Luxembourg) 7.500% due 10/15/39	$310,000	$349,138
Barrick Gold Corp (Canada) 4.100% due 05/01/23	1,200,000	1,299,774
5.250% due 04/01/42	300,000	342,580
Glencore Funding LLC (Switzerland) 4.000% due 03/27/27 ~	300,000	295,789
Teck Resources Ltd (Canada) 3.750% due 02/01/23	230,000	224,825

		2,512,106

Energy - 5.5%

Anadarko Petroleum Corp 5.550% due 03/15/26	300,000	335,854
6.600% due 03/15/46	910,000	1,127,660
Apache Corp 2.625% due 01/15/23	300,000	293,134
4.750% due 04/15/43	1,120,000	1,128,851
5.100% due 09/01/40	160,000	164,218
BP Capital Markets PLC (United Kingdom) 3.119% due 05/04/26	300,000	297,711
3.588% due 04/14/27	1,160,000	1,178,536
Devon Energy Corp 5.850% due 12/15/25	1,120,000	1,274,964
Exxon Mobil Corp 3.043% due 03/01/26	300,000	302,933
Halliburton Co 3.800% due 11/15/25	300,000	308,010
Noble Energy Inc 3.900% due 11/15/24	300,000	308,787
5.250% due 11/15/43	1,100,000	1,143,813
Occidental Petroleum Corp 3.000% due 02/15/27	570,000	555,792
Targa Resources Partners LP 5.375% due 02/01/27 ~	440,000	457,600
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	840,000	1,082,532
WPX Energy Inc 7.500% due 08/01/20	310,000	327,050

		10,287,445

Total Corporate Bonds & Notes (Cost $12,634,796)		12,799,551

U.S. TREASURY OBLIGATIONS - 88.7%

U.S. Treasury Inflation Protected Securities - 88.7%

0.125% due 04/15/19 ^	17,711,419	17,728,041
0.125% due 04/15/20 ^	10,255,124	10,274,929
0.125% due 07/15/22 ^	15,952,050	15,940,765
0.125% due 01/15/23 ^	11,037,489	10,940,856
0.125% due 07/15/24 ^	7,209,650	7,085,310
0.375% due 07/15/23 ^	9,129,975	9,193,245
0.625% due 01/15/24 ^	11,379,868	11,545,901
0.750% due 02/15/42 ^	6,277,340	5,984,479
1.375% due 02/15/44 ^	11,542,740	12,577,209
1.750% due 01/15/28 ^	10,153,596	11,325,067
2.125% due 02/15/40 ^	5,770,548	7,188,462
2.125% due 02/15/41 ^	3,260,910	4,080,847
2.375% due 01/15/25 ^	13,596,857	15,500,565
3.625% due 04/15/28 ^	15,634,494	20,448,540
3.875% due 04/15/29 ^	4,611,684	6,269,191

		166,083,407

Total U.S. Treasury Obligations (Cost $168,928,080)		166,083,407

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 70.4%

Certificates of Deposit - 12.8%

Citibank NA 1.300% due 07/06/17	$8,000,000	$8,000,208
Nordea Bank AB (Sweden) 1.120% due 07/05/17	8,000,000	7,999,936
Sumitomo Trust & Banking Co (Japan) 1.150% due 07/05/17	8,000,000	7,999,975

		24,000,119

Commercial Paper - 31.9%

ABN AMRO Funding USA LLC (Netherlands) 1.176% due 07/05/17	8,000,000	7,998,508
Bank of Tokyo - Mitsubishi UFJ Ltd (Japan) 1.187% due 07/06/17	8,000,000	7,998,428
BNP Paribas SA (France) 1.136% due 07/05/17	8,000,000	7,998,690
Canadian Imperial Holdings Inc (Canada) 1.116% due 07/06/17	8,000,000	7,998,475
CPPIB Capital Inc (Canada) 1.065% due 07/05/17	3,700,000	3,699,428
ING Funding LLC 1.217% due 07/05/17	8,000,000	7,998,807
Nestle Finance International Ltd (Switzerland) 1.075% due 07/06/17	8,000,000	7,998,569
Sumitomo Mitsui Banking Corp (Japan) 1.085% due 07/06/17	8,000,000	7,998,436

		59,689,341

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $157,112; collateralized by U.S. Treasury Notes: 1.250% due 07/31/23 and value $163,473)	157,110	157,110

U.S. Government Agency Issues - 25.6%

Federal Home Loan Bank 0.913% due 07/06/17	40,000,000	39,996,680
IBRD Discount Notes (Multi-National) 0.506% due 07/06/17	8,000,000	7,999,336

		47,996,016

Total Short-Term Investments (Cost $131,841,831)		131,842,586

TOTAL INVESTMENTS - 165.9% (Cost $313,404,707)		310,725,544

OTHER ASSETS & LIABILITIES, NET - (65.9%)		(123,481,438)

NET ASSETS - 100.0%		$187,244,106

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	88.7%
Short-Term Investments	70.4%
Corporate Bonds & Notes	6.8%

	165.9%
Other Assets & Liabilities, Net	(65.9%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INFLATION STRATEGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2017 was $13,231,114 at a weighted average interest rate of (0.154%).

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Short Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Notes (09/17)	67	$16,347
U.S. Treasury 10-Year Notes (09/17)	87	28,264

Total Futures Contracts		$44,611

(d)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	20,000	USD	15,014	07/17	BRC	$412
EUR	3,740,000	USD	4,089,507	07/17	MSC	185,414
USD	4,050,786	EUR	3,800,793	07/17	BRC	(293,622)

Total Forward Foreign Currency Contracts						($107,796)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,799,551	$-	$12,799,551	$-
	U.S. Treasury Obligations	166,083,407	-	166,083,407	-
	Short-Term Investments	131,842,586	-	131,842,586	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	185,826	-	185,826	-
	Interest Rate Contracts
	Futures	44,611	44,611	-	-

	Total Asset - Derivatives	230,437	44,611	185,826	-

	Total Assets	310,955,981	44,611	310,911,370	-

Liabilities	Sale-buyback Financing Transactions	(124,400,027)	-	(124,400,027)	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(293,622)	-	(293,622)	-

	Total Liabilities	(124,693,649)	-	(124,693,649)	-

	Total	$186,262,332	$44,611	$186,217,721	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 29.8%

Basic Materials - 0.0%

Rohm & Haas Co 6.000% due 09/15/17	$368,000	$371,212

Communications - 1.8%

Altice Luxembourg SA (Luxembourg) 7.250% due 05/15/22 ~	EUR 5,012,000	6,076,651
AT&T Inc
1.808% due 01/15/20 §	$6,000,000	6,033,324
4.450% due 05/15/21	5,000,000	5,331,180
CBS Radio Inc 7.250% due 11/01/24 ~	5,300,000	5,485,500
Qwest Corp 6.875% due 09/15/33	1,178,000	1,163,074
Sprint Capital Corp 6.900% due 05/01/19	3,500,000	3,752,840
Verizon Communications Inc
1.722% due 05/22/20 §	8,000,000	8,009,360
3.000% due 11/01/21	2,800,000	2,839,561
3.500% due 11/01/24	11,200,000	11,333,661

		50,025,151

Consumer, Cyclical - 1.9%

Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	2,093,913	2,185,522
American Airlines Pass-Through Trust ‘A’ 3.250% due 04/15/30	3,000,000	2,970,000
American Airlines Pass-Through Trust ‘AA’ 3.000% due 04/15/30	3,400,000	3,340,500
Continental Airlines Pass-Through Trust ‘A’ 7.250% due 05/10/21	3,254,306	3,616,347
CVS Health Corp
2.800% due 07/20/20	3,300,000	3,361,839
3.875% due 07/20/25	1,534,000	1,597,791
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	8,000,000	8,021,840
Ford Motor Credit Co LLC
1.739% due 09/08/17 §	2,300,000	2,300,750
2.240% due 06/15/18	1,900,000	1,905,086
General Motors Financial Co Inc
2.085% due 04/13/20 §	9,600,000	9,652,954
3.150% due 01/15/20	5,200,000	5,291,931
3.200% due 07/13/20	4,600,000	4,689,925
Newell Brands Inc 3.850% due 04/01/23	1,700,000	1,786,907
WestJet Airlines Ltd (Canada) 3.500% due 06/16/21 ~	2,900,000	2,966,030

		53,687,422

Consumer, Non-Cyclical - 0.9%

AbbVie Inc 2.300% due 05/14/21	1,100,000	1,098,176
Aetna Inc 1.700% due 06/07/18	7,000,000	7,004,368
Anheuser-Busch InBev Finance Inc (Belgium) 3.300% due 02/01/23	1,000,000	1,030,874
Baxalta Inc 2.067% due 06/22/18 §	8,300,000	8,342,255
Forest Laboratories LLC 5.000% due 12/15/21 ~	2,500,000	2,731,845
Valeant Pharmaceuticals International Inc 4.500% due 05/15/23 ~	EUR 600,000	565,295

	Principal Amount	Value
Whole Foods Market Inc 5.200% due 12/03/25	$200,000	$231,552
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	6,000,000	6,058,140

		27,062,505

Energy - 0.4%

Genesis Energy LP 6.750% due 08/01/22	2,100,000	2,115,750
Odebrecht Drilling Norbe VIII/IX Ltd (Brazil) 6.350% due 06/30/22 Y ~	3,146,000	1,714,570
Plains All American Pipeline LP 2.600% due 12/15/19	2,250,000	2,257,569
Regency Energy Partners LP 5.000% due 10/01/22	4,100,000	4,401,657
Williams Partners LP 4.875% due 05/15/23	500,000	520,060

		11,009,606

Financial - 23.8%

AerCap Ireland Capital DAC (Netherlands) 4.500% due 05/15/21	6,900,000	7,326,634
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,513,125
alstria office REIT-AG (Germany) 2.125% due 04/12/23 ~	EUR 2,300,000	2,781,453
Banco Espirito Santo SA (Portugal)
2.625% due 05/08/18 * Y ~	1,000,000	365,488
4.750% due 01/15/18 * Y ~	5,600,000	2,046,732
Bank of America Corp
2.151% due 11/09/20	$5,200,000	5,180,157
2.153% due 04/24/23 §	9,700,000	9,742,234
2.625% due 04/19/21	4,000,000	4,020,968
2.650% due 04/01/19	4,000,000	4,050,028
3.300% due 01/11/23	1,480,000	1,510,099
5.650% due 05/01/18	5,000,000	5,158,100
6.000% due 09/01/17	2,900,000	2,920,068
6.875% due 04/25/18	10,100,000	10,512,504
Barclays Bank PLC (United Kingdom)
7.750% due 04/10/23 §	1,300,000	1,356,875
10.179% due 06/12/21 ~	6,900,000	8,648,564
Barclays PLC (United Kingdom) 6.500% due 09/15/19 §	EUR 5,100,000	6,032,478
Blackstone CQP Holdco LP 6.500% due 03/20/21 ~	$11,200,000	11,261,902
BRFkredit AS (Denmark)
1.000% due 01/01/18 ~	DKK 110,800,000	17,147,752
1.000% due 10/01/18	153,500,000	24,020,963
4.000% due 01/01/18	79,100,000	12,424,800
Cantor Fitzgerald LP 6.500% due 06/17/22 ~	$8,200,000	9,188,002
Citigroup Inc
1.700% due 04/27/18	3,900,000	3,896,903
1.945% due 01/10/20 §	9,600,000	9,672,806
2.050% due 06/07/19	2,000,000	2,002,308
2.150% due 06/07/19 §	3,900,000	3,937,421
2.350% due 08/02/21	4,000,000	3,967,116
2.650% due 10/26/20	4,000,000	4,041,108
2.750% due 04/25/22	9,400,000	9,410,960
Cooperatieve Rabobank UA (Netherlands) 11.000% due 06/30/19 § ~	7,100,000	8,273,275
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.448% due 04/16/21 §	5,500,000	5,773,372
3.800% due 09/15/22	11,000,000	11,440,880
3.800% due 06/09/23	6,200,000	6,399,522
Deutsche Bank AG (Germany)
3.095% due 05/10/19 §	13,700,000	13,957,176
6.000% due 09/01/17	2,400,000	2,415,934

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Discover Bank 2.600% due 11/13/18	$3,200,000	$3,228,374
Essex Portfolio LP REIT 3.375% due 04/15/26	5,200,000	5,109,957
HCP Inc REIT 4.000% due 12/01/22	3,900,000	4,083,596
Hospitality Properties Trust REIT 4.250% due 02/15/21	2,500,000	2,608,680
HSBC Holdings PLC (United Kingdom)
2.799% due 01/05/22 §	9,300,000	9,572,723
3.400% due 03/08/21	7,000,000	7,197,673
3.459% due 03/08/21 §	5,600,000	5,904,920
Huntington Bancshares Inc 3.150% due 03/14/21	9,000,000	9,184,518
International Lease Finance Corp 6.250% due 05/15/19	5,400,000	5,794,729
JPMorgan Chase & Co
2.400% due 06/07/21	6,000,000	5,991,414
2.550% due 03/01/21	7,200,000	7,238,441
LeasePlan Corp NV (Netherlands) 2.875% due 01/22/19 ~	8,000,000	8,028,624
Lloyds Banking Group PLC (United Kingdom) 7.000% due 06/27/19 § ~	GBP 3,300,000	4,468,842
Manulife Financial Corp (Canada) 4.150% due 03/04/26	$2,000,000	2,118,336
Mizuho Bank Ltd (Japan) 1.746% due 09/25/17 § ~	10,700,000	10,711,021
Morgan Stanley
2.125% due 04/25/18	300,000	301,052
2.336% due 01/20/22 §	9,600,000	9,700,982
2.436% due 04/25/18 §	2,000,000	2,017,658
National Australia Bank Ltd (Australia) 2.250% due 03/16/21 ~	7,700,000	7,689,644
Navient Corp 5.500% due 01/15/19	700,000	730,625
Nordea Kredit Realkreditaktieselskab (Denmark) 1.000% due 04/01/18	DKK 50,000,000	7,768,031
Nykredit Realkredit AS (Denmark)
1.000% due 01/01/18	41,000,000	6,347,731
1.000% due 04/01/18	276,000,000	42,912,937
1.000% due 07/01/18	55,000,000	8,574,216
2.000% due 10/01/17	30,300,000	4,680,479
2.000% due 04/01/18	29,100,000	4,554,732
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	$1,400,000	1,475,250
7.250% due 12/15/21 ~	1,300,000	1,375,725
Piper Jaffray Cos 5.060% due 10/09/18 ~	2,000,000	2,030,000
Realkredit Danmark AS (Denmark)
1.000% due 01/01/18	DKK 20,000,000	3,096,473
1.000% due 04/01/18	335,300,000	52,138,622
2.000% due 01/01/18	57,000,000	8,861,658
2.000% due 04/01/18	35,500,000	5,552,043
Regions Financial Corp 3.200% due 02/08/21	$5,800,000	5,934,380
Royal Bank of Canada (Canada) 2.300% due 03/22/21	7,700,000	7,728,359
Royal Bank of Scotland Group PLC (United Kingdom)
2.500% due 03/22/23 ~	EUR 4,900,000	5,950,010
6.990% due 10/05/17 § ~	$8,500,000	9,668,750
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	4,500,000	4,514,396
Simon Property Group LP REIT 2.500% due 09/01/20	6,400,000	6,460,115
Springleaf Finance Corp 8.250% due 12/15/20	4,000,000	4,500,000

	Principal Amount	Value
Sumitomo Mitsui Banking Corp (Japan) 1.828% due 10/19/18 §	$10,000,000	$10,028,090
Sumitomo Mitsui Trust Bank Ltd (Japan) 2.050% due 03/06/19 ~	8,000,000	8,002,168
Synchrony Financial 2.580% due 11/09/17 §	6,000,000	6,019,350
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 2.262% due 09/14/18 § ~	7,500,000	7,565,235
The Bear Stearns Cos LLC
6.400% due 10/02/17	17,200,000	17,399,021
7.250% due 02/01/18	10,900,000	11,242,969
The Goldman Sachs Group Inc 2.446% due 09/15/20 §	8,400,000	8,548,092
The Toronto-Dominion Bank (Canada) 2.250% due 03/15/21 ~	7,700,000	7,694,726
UBS AG (Switzerland)
1.539% due 12/07/18 § ~	6,000,000	6,003,774
1.799% due 06/08/20 § ~	10,000,000	10,020,490
2.052% due 06/01/20 §	1,700,000	1,713,889
UBS Group Funding Switzerland AG (Switzerland)
3.000% due 04/15/21 ~	8,000,000	8,129,192
4.125% due 04/15/26 ~	7,100,000	7,418,868
Wells Fargo & Co 7.980% due 03/15/18 §	18,600,000	19,409,100
Wells Fargo Bank NA 1.873% due 12/06/19 §	5,000,000	5,060,285

		672,458,672

Industrial - 0.2%

Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 3,400,000	3,844,476
Norfolk Southern Corp 2.903% due 02/15/23	$1,000,000	1,012,266

		4,856,742

Technology - 0.2%

Dell International LLC 5.450% due 06/15/23 ~	6,500,000	7,061,496

Utilities - 0.6%

Dynegy Inc
6.750% due 11/01/19	12,500,000	12,953,125
7.375% due 11/01/22	3,300,000	3,267,000

		16,220,125

Total Corporate Bonds & Notes (Cost $824,570,692)		842,752,931

SENIOR LOAN NOTES - 0.1%

Communications - 0.1%

CBS Radio Inc Term B 4.716% due 10/17/23 §	1,711,255	1,724,882

Total Senior Loan Notes (Cost $1,703,426)		1,724,882

MORTGAGE-BACKED SECURITIES - 54.5%

Collateralized Mortgage Obligations - Commercial - 2.0%

BAMLL Commercial Mortgage Securities Trust 3.059% due 12/15/33 § ~	7,700,000	7,750,092
Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50	4,028,242	4,047,881

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Capmark Mortgage Securities Inc (IO) 1.244% due 05/15/35 §	$297,244	$2,331
CFCRE Commercial Mortgage Trust 3.060% due 11/10/49	5,613,000	5,673,187
Citigroup Commercial Mortgage Trust 2.984% due 11/15/49	8,000,000	8,103,204
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 1.409% due 08/25/22 §	21,656,081	1,179,200
GS Mortgage Securities Trust 3.722% due 10/10/49 § ~	7,000,000	6,985,487
JP Morgan Chase Commercial Mortgage Securities Trust 2.609% due 10/15/33 § ~	6,000,000	6,029,093
JPMCC Re-REMIC Trust 2.609% due 01/15/33 § ~	5,556,584	5,567,336
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 §	750,321	755,081
ML-CFC Commercial Mortgage Trust 5.700% due 09/12/49	2,620,376	2,622,441
Morgan Stanley Bank of America Merrill Lynch Trust 3.150% due 03/15/48	7,000,000	7,221,714

		55,937,047

Collateralized Mortgage Obligations - Residential - 7.1%

Alternative Loan Trust
1.392% due 02/20/47 §	6,729,835	5,355,565
1.406% due 10/25/46 §	530,628	529,012
1.496% due 02/25/37 §	182,318	154,207
1.526% due 10/25/35 §	154,108	136,351
Alternative Loan Trust (IO) 3.784% due 05/25/35 §	2,608,280	222,464
Banc of America Funding Trust
1.235% due 08/25/47 § ~	9,931,909	8,039,128
3.131% due 02/20/36 §	1,528,392	1,514,460
Banc of America Mortgage Trust 6.000% due 05/25/37	4,958,588	4,116,211
BCAP LLC Trust
5.042% due 03/26/37 § ~	578,010	569,404
5.250% due 02/26/36 § ~	2,212,121	1,867,066
5.250% due 08/26/37 § ~	3,453,388	3,563,763
Bear Stearns Adjustable Rate Mortgage Trust
2.580% due 08/25/35 §	17,315	17,627
3.198% due 08/25/33 §	1,888,057	1,900,550
Bear Stearns ALT-A Trust
2.056% due 11/25/34 §	274,041	270,680
3.200% due 01/25/36 §	3,211,904	3,076,455
Bear Stearns Structured Products Inc Trust
3.063% due 12/26/46 §	1,034,578	904,411
3.421% due 01/26/36 §	1,394,581	1,261,016
ChaseFlex Trust 4.748% due 09/25/36 §	5,820,758	5,632,420
Citigroup Mortgage Loan Trust 3.176% due 08/25/35 §	504,454	367,272
Countrywide Home Loan Mortgage Pass-Through Trust
1.856% due 03/25/35 §	1,023,870	1,007,477
3.224% due 05/20/34 §	1,082,739	1,039,027
3.399% due 08/25/34 §	154,009	142,528
6.500% due 10/25/37	1,763,126	1,590,343
Credit Suisse First Boston Mortgage Securities Corp 1.590% due 03/25/32 § ~	206,249	195,237
Downey Savings & Loan Association Mortgage Loan Trust 2.949% due 07/19/44 §	849,590	854,124

	Principal Amount	Value
Fannie Mae
1.276% due 07/25/37 §	$244,446	$239,933
1.609% due 04/18/28 §	81,659	82,405
1.659% due 10/18/30 §	553	556
1.816% due 05/25/40 §	2,280,224	2,302,472
5.000% due 03/25/21	19,381	20,031
6.150% due 10/25/42 §	787,303	927,589
Fannie Mae (IO) 5.484% due 10/25/35 §	5,141	813
FHLMC-GNMA 7.500% due 09/20/26	154,721	177,183
First Horizon Alternative Mortgage Securities Trust
3.036% due 03/25/35 §	1,151,809	965,098
3.129% due 06/25/34 §	3,683,485	3,625,643
6.000% due 01/25/35	46,996	46,314
Freddie Mac
1.509% due 12/15/29 §	13,837	13,841
1.559% due 06/15/41 §	7,776,037	7,799,480
7.000% due 09/15/21	14,125	14,934
7.500% due 01/15/23	368,159	401,503
Freddie Mac Structured Pass-Through Certificates
1.892% due 10/25/44 §	1,524,424	1,546,651
2.092% due 07/25/44 §	7,698,678	7,798,746
Government National Mortgage Association
1.363% due 10/20/66 §	4,202,768	4,204,533
1.493% due 04/20/64 §	5,006,308	5,000,598
1.543% due 05/20/65 §	1,970,774	1,962,473
1.593% due 07/20/65 - 08/20/65 §	12,848,571	12,824,825
1.643% due 07/20/63 §	12,030,399	12,045,669
1.743% due 01/20/66 §	8,760,685	8,809,540
2.550% due 04/20/67 §	9,002,600	9,299,617
Great Hall Mortgages No 1 PLC (United Kingdom) 1.397% due 06/18/39 § ~	6,393,993	6,199,570
GreenPoint Mortgage Funding Trust 1.486% due 11/25/45 §	63,218	56,016
HarborView Mortgage Loan Trust 1.184% due 05/25/38 §	2,048,006	1,685,245
Impac CMB Trust 1.756% due 05/25/35 §	105,427	103,352
Impac Secured Assets Trust 1.386% due 01/25/37 §	1,001,018	936,220
IndyMac ARM Trust 2.222% due 01/25/32 §	24,738	24,170
JP Morgan Alternative Loan Trust 6.000% due 12/27/36 ~	1,825,791	1,519,313
JP Morgan Mortgage Trust 1.516% due 10/25/35 §	3,360,908	2,676,335
Lehman Mortgage Trust 5.750% due 02/25/37	10,860,457	9,600,284
Marche Mutui SARL (Italy) 1.921% due 01/27/64 § ~	EUR 1,188,945	1,364,477
MASTR Adjustable Rate Mortgages Trust 3.081% due 04/21/34 §	$37,737	38,489
MASTR Alternative Loan Trust 1.616% due 03/25/36 §	772,536	174,964
Merrill Lynch Alternative Note Asset Trust 1.204% due 04/25/37 §	2,036,228	2,028,822
Merrill Lynch Mortgage Investors Trust
1.466% due 11/25/35 §	44,636	42,670
3.126% due 06/25/35 §	74,040	72,839
PHH Alternative Mortgage Trust 1.376% due 02/25/37 §	19,339,776	16,645,007
Provident Funding Mortgage Loan Trust 3.262% due 04/25/34 §	4,570	4,579
RALI Trust 6.250% due 01/25/37	1,575,213	1,304,542

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
RBSSP Resecuritization Trust 6.250% due 12/26/36 § ~	$749,387	$461,010
Reperforming Loan REMIC Trust 1.556% due 06/25/35 § ~	2,882,496	2,678,592
Residential Asset Securitization Trust (IO) 3.734% due 11/25/35 §	3,407,409	546,345
Residential Funding Mortgage Securities I Trust 3.526% due 09/25/35 §	799,109	669,227
Residential Mortgage Securities PLC (United Kingdom) 1.439% due 06/15/46 § ~	GBP 2,027,487	2,664,490
ResLoC UK PLC (United Kingdom) 0.138% due 12/15/43 § ~	EUR 3,412,954	3,757,893
Sequoia Mortgage Trust 1.562% due 07/20/33 §	$871,732	826,930
Structured Adjustable Rate Mortgage Loan Trust 3.143% due 01/25/35 §	435,092	427,761
Structured Asset Mortgage Investments II Trust
1.426% due 05/25/36 §	1,244,089	982,707
1.446% due 02/25/36 §	1,747,777	1,553,917
1.459% due 07/19/35 §	286,940	278,219
1.496% due 02/25/36 §	1,233,217	1,134,246
1.676% due 05/25/45 §	298,353	269,396
Structured Asset Mortgage Investments Trust 1.869% due 09/19/32 §	78,651	76,789
Suntrust Alternative Loan Trust (IO) 3.884% due 12/25/35 §	7,789,629	818,235
WaMu Mortgage Pass-Through Certificates Trust
1.486% due 12/25/45 §	68,134	66,197
1.506% due 10/25/45 §	74,143	73,710
2.132% due 08/25/42 §	44,531	43,115
Washington Mutual Mortgage Pass-Through Certificates Trust
1.562% due 11/25/46 §	2,056,445	1,739,556
5.750% due 01/25/36	2,711,665	2,422,018
6.000% due 07/25/36	2,977,659	2,609,926
Washington Mutual Mortgage Pass-Through Certificates Trust (IO)
3.634% due 11/25/35 §	17,689,061	2,793,009
3.734% due 11/25/35 §	4,556,139	717,887
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 3.145% due 02/25/33 §	47,148	47,531
Wells Fargo Mortgage-Backed Securities Trust
3.026% due 12/25/34 §	418,148	423,003
3.132% due 10/25/33 §	86,680	87,691
3.167% due 03/25/36 §	136,241	131,016
3.194% due 04/25/36 §	1,043,350	1,050,405
3.247% due 07/25/36 §	3,241,069	3,145,713

		201,410,673

Fannie Mae - 40.7%

1.866% due 03/01/33 §	341,923	344,790
1.892% due 08/01/42 - 10/01/44 §	1,273,551	1,293,965
2.310% due 08/01/22	1,200,000	1,207,489
2.423% due 02/01/33 §	347,848	364,747
2.615% due 01/01/25 §	28,327	29,117
2.663% due 07/01/33 §	19,545	20,358
2.675% due 02/01/33 §	5,154	5,403
2.689% due 07/01/35 §	1,560,844	1,651,092
2.696% due 12/01/22 §	13,654	14,055
2.710% due 01/01/23 §	46,547	47,988
2.711% due 07/01/33 §	37,458	39,469
2.712% due 01/01/34 §	11,289	11,875

	Principal Amount	Value
2.714% due 08/01/35 §	$495,015	$519,070
2.724% due 09/01/35 §	219,329	226,557
2.805% due 04/01/34 §	57,035	57,753
2.818% due 01/01/36 §	54,254	56,884
2.820% due 03/01/34 §	13,626	14,387
2.838% due 12/01/34 §	1,675,554	1,752,548
2.845% due 04/01/27 §	8,662	8,757
2.870% due 09/01/27	4,800,000	4,820,232
2.885% due 08/01/36 §	484,266	506,795
2.894% due 09/01/33 §	38,869	40,304
2.951% due 11/01/34 §	3,423,675	3,626,183
2.981% due 12/01/34 §	5,519	5,826
3.000% due 04/01/27 - 08/01/47	265,618,882	265,230,971
3.132% due 11/01/34 §	6,793	7,146
3.158% due 05/01/36 §	33,779	35,471
3.179% due 04/01/35 §	636,804	669,204
3.215% due 09/01/35 §	111,283	117,405
3.330% due 11/01/21	359,345	375,732
3.331% due 03/01/33 §	15,136	15,794
3.490% due 08/01/34 §	748	789
3.500% due 08/01/32 - 09/01/47	326,000,000	334,442,481
3.588% due 05/01/36 §	27,626	29,159
3.625% due 06/01/34 §	4,784	5,059
3.665% due 05/01/36 §	1,089,202	1,153,888
4.000% due 07/01/18 - 09/01/47	340,424,195	357,152,066
4.500% due 03/01/18 - 08/01/47	96,749,205	103,592,427
4.748% due 09/01/34 §	247,976	263,017
5.000% due 01/01/23 - 08/01/47	31,512,855	34,416,768
5.500% due 08/01/18 - 09/01/41	21,295,585	22,834,535
6.000% due 07/01/17 - 07/01/47	8,922,910	10,105,813
6.500% due 04/01/18 - 09/01/37	1,009,713	1,130,160
7.500% due 01/01/33	26,189	31,017
8.000% due 05/01/30 - 08/01/30	5,369	5,506
8.500% due 07/01/32	2,933	3,170

		1,148,283,222

Federal Housing Authority - 0.0%

6.896% due 07/01/20	36,242	35,330
7.430% due 10/01/20	9,441	9,203

		44,533

Freddie Mac - 3.1%

2.617% due 09/01/35 §	304,769	319,545
2.750% due 07/01/32 §	9,205	9,590
2.762% due 01/01/28 §	6,872	7,066
3.045% due 05/01/23 §	3,070	3,155
3.124% due 03/01/32 §	120,449	126,243
3.250% due 05/01/32 §	3,153	3,237
3.500% due 08/01/47	37,000,000	37,938,006
4.000% due 08/01/47	19,000,000	19,944,062
4.500% due 07/01/47	20,000,000	21,419,961
5.500% due 03/01/23 - 05/01/40	7,287,700	8,144,815
6.000% due 11/01/18 - 10/01/22	316,720	356,195
7.000% due 10/01/37	49,574	55,221

		88,327,096

Government National Mortgage Association - 1.6%

2.125% due 05/20/22 - 09/20/32 §	1,421,392	1,461,433
2.250% due 12/20/22 - 12/20/32 §	635,916	654,018
2.375% due 01/20/23 - 03/20/33 §	751,025	771,491
2.500% due 11/20/24 - 02/20/25 §	28,405	29,381
2.625% due 09/20/22 - 07/20/24 §	46,876	47,111
2.750% due 11/20/24 §	75,702	77,922
2.875% due 03/20/29 §	32,108	32,350
3.000% due 08/20/20 §	21,064	21,079
3.500% due 08/01/47	6,000,000	6,203,906
4.000% due 03/15/44 - 08/01/47	25,778,906	27,093,632
5.000% due 05/15/33 - 11/15/41	5,919,578	6,495,156
6.000% due 06/15/38 - 09/15/38	19,031	21,480
7.500% due 07/15/31 - 12/15/31	36,170	43,663

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
8.000% due 12/15/29 - 08/15/32	$277,953	$307,488
8.500% due 08/15/22 - 12/15/30	306,514	317,379
9.000% due 02/15/20 - 04/15/20	3,153	3,305
10.000% due 07/15/22 - 02/15/25	1,441	1,518

		43,582,312

Total Mortgage-Backed Securities (Cost $1,527,839,038)		1,537,584,883

ASSET-BACKED SECURITIES - 13.7%

ABFC Trust 1.766% due 07/25/35 §	5,600,000	4,729,016
ACE Securities Corp Home Equity Loan Trust 1.876% due 11/25/35 §	1,449,772	1,448,967
Anchorage Capital CLO Ltd (Cayman) 2.312% due 07/28/26 § ~	3,000,000	3,003,581
Ares XXIX CLO Ltd (Cayman) 2.348% due 04/17/26 § ~	8,000,000	8,026,057
Argent Securities Inc Asset-Backed Pass-Through Certificates 1.596% due 02/25/36 §	2,692,825	2,044,980
Bear Stearns Asset-Backed Securities I Trust 1.326% due 04/25/31 §	652,849	698,117
Bear Stearns Asset-Backed Securities Trust 3.316% due 03/25/35 §	3,243,517	3,255,077
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.298% due 10/16/25 § ~	3,600,000	3,604,519
Catamaran CLO Ltd (Cayman) 2.558% due 10/18/26 § ~	6,000,000	6,023,966
Cent CLO 21 Ltd (Cayman) 2.380% due 07/27/26 § ~	8,000,000	8,022,172
Chase Issuance Trust 1.459% due 01/18/22 §	8,000,000	8,036,405
CIFC Funding Ltd CLO (Cayman) 2.558% due 01/17/27 § ~	9,200,000	9,226,862
CIT Mortgage Loan Trust 2.566% due 10/25/37 § ~	7,666,201	7,627,404
Citigroup Mortgage Loan Trust
1.356% due 12/25/36 §	6,510,764	6,424,399
1.366% due 12/25/36 §	12,735,924	6,738,428
1.376% due 12/25/36 § ~	3,059,874	2,053,478
Countrywide Asset-Backed Certificates
1.346% due 12/25/36 §	6,793,209	6,829,836
1.356% due 06/25/47 §	9,253,692	7,205,865
1.366% due 05/25/37 §	2,695,608	2,623,840
1.666% due 03/25/47 § ~	2,539,190	1,475,380
CWABS Asset-Backed Certificates Trust
1.356% due 03/25/37 §	5,043,804	4,723,047
1.366% due 02/25/37 §	5,192,565	5,138,632
Delta Funding Home Equity Loan Trust 7.030% due 08/15/30	41,437	48,461
Dryden XXVIII Senior Loan Fund (Cayman) 2.282% due 08/15/25 § ~	6,000,000	6,002,120
EFS Volunteer No 2 LLC 2.096% due 07/26/27 § ~	1,699,546	1,706,532
FBR Securitization Trust 1.981% due 09/25/35 §	28,530,000	23,312,873
Flagship Credit Auto Trust 1.930% due 12/15/21 ~	9,098,401	9,103,631
Flagship VII Ltd (Cayman) 2.276% due 01/20/26 § ~	7,000,000	7,003,928
Ford Credit Auto Lease Trust
1.299% due 11/15/19 §	6,200,000	6,204,354
1.560% due 11/15/19	4,600,000	4,601,930
Galaxy XVI CLO Ltd (Cayman) 2.310% due 11/16/25 § ~	5,800,000	5,806,438

	Principal Amount	Value
Hillmark Funding Ltd (Cayman) 1.422% due 05/21/21 § ~	$405,782	$406,369
Home Equity Mortgage Loan Asset-Backed Trust 1.536% due 04/25/37 §	6,951,839	6,415,716
HSI Asset Securitization Corp Trust 1.546% due 02/25/36 §	1,081,594	890,872
Imc Home Equity Loan Trust 6.720% due 08/20/29 §	2,783	2,761
IXIS Real Estate Capital Trust 1.316% due 01/25/37 §	11,540,923	5,530,679
JMP Credit Advisors CLO III Ltd (Cayman) 2.398% due 10/17/25 § ~	8,100,000	8,118,613
Jubilee CDO BV (Netherlands) 0.023% due 07/30/24 § ~	EUR 967,812	1,105,613
Kitty Hawk CLO LLC 2.368% due 04/15/27 § ~	$5,000,000	5,013,757
Lehman ABS Mortgage Loan Trust 1.306% due 06/25/37 § ~	1,460,371	925,455
Lehman XS Trust 1.386% due 02/25/37 §	7,346,104	4,704,671
Lockwood Grove CLO Ltd (Cayman) 2.626% due 04/25/25 § ~	7,700,000	7,748,125
Long Beach Mortgage Loan Trust 1.366% due 09/25/36 §	3,931,030	2,660,080
Malin CLO BV (Netherlands) 0.015% due 05/07/23 § ~	EUR 839,073	958,664
Mastr Asset-Backed Securities Trust 1.466% due 04/25/36 §	$9,986,460	4,490,738
Mid-State Trust VIII 7.791% due 03/15/38	372,184	401,768
Morgan Stanley ABS Capital I Inc Trust
1.396% due 03/25/37 §	3,300,953	1,736,582
1.436% due 11/25/36 §	8,202,866	5,137,413
1.466% due 03/25/37 §	5,527,177	2,934,516
Mountain Hawk II CLO Ltd (Cayman) 2.316% due 07/22/24 § ~	9,900,000	9,885,239
Mountain Hawk III CLO Ltd (Cayman) 2.358% due 04/18/25 § ~	6,000,000	6,007,632
MP CLO III LTD (Cayman) 2.336% due 04/20/25 § ~	2,750,000	2,750,556
Navient Private Education Loan Trust 2.489% due 01/16/35 § ~	3,749,184	3,782,933
Navient Student Loan Trust 1.516% due 07/26/66 § ~	9,051,824	9,054,529
Northwoods Capital X Ltd (Cayman) 2.254% due 11/04/25 § ~	5,000,000	5,009,526
Option One Mortgage Loan Trust 1.436% due 02/25/37 §	17,825,290	11,690,767
OZLM Funding IV Ltd (Cayman) 2.303% due 07/22/25 § ~	4,200,000	4,201,779
OZLM Funding V Ltd (Cayman) 2.288% due 01/17/26 § ~	8,100,000	8,114,667
Palmer Square CLO Ltd (Cayman) 2.378% due 10/17/27 § ~	5,000,000	5,001,514
Park Place Securities Inc Asset-Backed Pass-Through Certificates 1.766% due 07/25/35 §	6,700,000	5,782,056
People’s Choice Home Loan Securities Trust 1.736% due 12/25/35 §	1,540,308	1,490,280
RAAC Trust 1.866% due 06/25/47 §	2,828,640	2,643,821
RASC Trust
1.376% due 11/25/36 §	1,073,965	1,005,310
1.626% due 01/25/36 §	3,500,000	3,472,230
Renaissance Home Equity Loan Trust 2.096% due 08/25/33 §	228,123	214,868
Saratoga Investment Corp CLO Ltd (Cayman) 2.706% due 10/20/25 § ~	7,000,000	7,052,807

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 1.876% due 08/25/35 §	$11,442,763	$7,403,611
SMB Private Education Loan Trust 1.609% due 06/17/24 § ~	3,844,451	3,850,733
Sound Point CLO IV Ltd (Cayman) 2.256% due 01/21/26 § ~	9,600,000	9,596,391
Soundview Home Loan Trust 1.326% due 02/25/37 §	1,708,847	669,880
SpringCastle America Funding LLC 3.050% due 04/25/29 ~	6,133,480	6,177,304
Structured Asset Investment Loan Trust 1.526% due 01/25/36 §	10,000,000	8,195,517
Structured Asset Securities Corp Mortgage Loan Trust
1.386% due 12/25/36 §	816,285	735,066
1.486% due 03/25/36 §	2,500,000	1,985,056
Telos CLO Ltd (Cayman) 2.428% due 01/17/27 § ~	6,400,000	6,399,946
Terwin Mortgage Trust 1.426% due 04/25/37 § ~	897,118	881,594
THL Credit Wind River CLO Ltd (Cayman) 2.338% due 04/18/26 § ~	6,600,000	6,607,922
TICP CLO II Ltd (Cayman) 2.316% due 07/20/26 § ~	5,000,000	5,000,596
VOLT XL LLC 4.375% due 11/27/45 § ~	3,001,782	3,020,122
WhiteHorse VI Ltd (Cayman) 2.370% due 02/03/25 § ~	6,292,624	6,296,418

Total Asset-Backed Securities (Cost $377,334,189)		385,913,357

U.S. GOVERNMENT AGENCY ISSUES - 0.4%

Freddie Mac 1.250% due 10/02/19 ‡	10,950,000	10,899,345
United States Small Business Administration 6.120% due 09/01/21	146,062	152,649

Total U.S. Government Agency Issues (Cost $11,057,483)		11,051,994

U.S. TREASURY OBLIGATIONS - 24.0%

U.S. Treasury Bonds - 13.6%

2.250% due 08/15/46	15,400,000	13,584,127
2.500% due 02/15/45 ‡	1,300,000	1,215,449
2.500% due 02/15/46 ‡	4,800,000	4,476,562
2.750% due 08/15/42	26,200,000	25,953,851
2.750% due 11/15/42	19,000,000	18,813,262
2.875% due 05/15/43 ‡	27,500,000	27,806,157
2.875% due 08/15/45	67,300,000	67,830,678
3.000% due 11/15/44	30,000,000	31,011,900
3.000% due 02/15/47	4,400,000	4,547,642
3.125% due 02/15/42 ‡	8,000,000	8,483,752
3.125% due 02/15/43 ‡	1,900,000	2,009,955
3.125% due 08/15/44	43,800,000	46,439,952
3.375% due 05/15/44	13,300,000	14,717,022
3.625% due 08/15/43 ‡	19,600,000	22,580,572
3.750% due 11/15/43 ‡	28,300,000	33,327,469
4.250% due 05/15/39 ‡	4,900,000	6,147,109
4.375% due 11/15/39	20,700,000	26,418,375
4.375% due 05/15/40	9,300,000	11,884,926
4.500% due 08/15/39	7,700,000	9,988,494
4.625% due 02/15/40 ‡	5,500,000	7,261,716

		384,498,970

	Principal Amount	Value
U.S. Treasury Inflation Protected Securities - 8.1%

0.125% due 04/15/21 ^ ‡	$18,568,980	$18,546,307
0.125% due 04/15/22 ^ ‡	16,487,904	16,414,121
0.125% due 07/15/26 ^ ‡	2,448,048	2,362,322
0.250% due 01/15/25 ^ ‡	619,368	608,576
0.375% due 07/15/25 ^ ‡	12,578,444	12,488,634
0.375% due 01/15/27 ^	20,344,617	19,989,563
0.625% due 01/15/26 ^	6,071,041	6,112,178
0.750% due 02/15/42 ^	4,111,790	3,919,050
1.000% due 02/15/46 ^ ‡	1,902,805	1,903,270
1.750% due 01/15/28 ^	81,581,226	90,993,660
2.500% due 01/15/29 ^	44,754,840	53,855,826
3.625% due 04/15/28 ^ ‡	907,008	1,185,786
3.875% due 04/15/29 ^ ‡	446,187	606,295

		228,985,588

U.S. Treasury Notes - 2.3%

2.250% due 01/31/24 ‡	6,700,000	6,762,156
2.250% due 02/15/27	30,700,000	30,568,082
2.500% due 05/15/24 ‡	26,900,000	27,558,324

		64,888,562

Total U.S. Treasury Obligations (Cost $676,748,996)		678,373,120

FOREIGN GOVERNMENT BONDS & NOTES - 7.2%

Brazil Letras do Tesouro Nacional (Brazil)
8.657% due 04/01/18	BRL 228,100,000	64,677,149
8.765% due 01/01/18	131,300,000	37,980,652
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/23	112,800,000	33,710,921
Hydro-Quebec (Canada) 8.625% due 06/15/29	$1,000,000	1,477,762
Kuwait Government (Kuwait) 2.750% due 03/20/22 ~	8,000,000	8,038,000
Province of Ontario (Canada)
1.650% due 09/27/19	17,200,000	17,156,209
3.150% due 06/02/22	CAD 11,300,000	9,223,773
4.000% due 06/02/21	16,300,000	13,643,206
4.400% due 04/14/20	$2,400,000	2,560,438
Province of Quebec (Canada)
2.750% due 08/25/21	3,600,000	3,692,167
3.500% due 07/29/20	2,400,000	2,512,810
3.500% due 12/01/22	CAD 1,900,000	1,579,807
4.250% due 12/01/21	7,500,000	6,375,521

Total Foreign Government Bonds & Notes (Cost $215,482,726)		202,628,415

MUNICIPAL BONDS - 0.8%

Chicago Transit Authority IL ‘B’ 6.200% due 12/01/40	$1,900,000	2,300,064
City of Chicago IL ‘B’
5.630% due 01/01/22	3,500,000	3,493,070
6.314% due 01/01/44	1,365,000	1,268,058
7.750% due 01/01/42	5,600,000	5,713,288
State of Iowa 6.750% due 06/01/34	1,000,000	1,087,740
Tobacco Settlement Finance Authority WV ‘A’ 7.467% due 06/01/47	8,100,000	7,944,480

Total Municipal Bonds (Cost $20,650,058)		21,806,700

PURCHASED OPTIONS - 0.0%
(See Note (g) in Notes to Schedule of Investments) (Cost $2,920,183)		1,100,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 20.4%

Certificates of Deposit - 3.4%

Barclays Bank PLC (United Kingdom)
1.949% due 11/06/17 §	$19,600,000	$19,644,492
1.973% due 12/06/17 §	4,900,000	4,910,932
Mitsubishi UFJ Trust & Banking Corp (Japan) 1.987% due 09/19/17 §	5,000,000	5,007,445
Mizuho Bank Ltd (Japan) 1.928% due 12/12/17 §	19,100,000	19,147,635
Natixis SA (France)
1.979% due 09/25/17 §	900,000	901,370
1.979% due 10/02/17 §	2,300,000	2,303,226
Norinchukin Bank (Japan) 1.871% due 10/10/17 §	15,100,000	15,130,019
Sumitomo Mitsui Trust & Banking Corp Ltd (Japan) 1.170% due 07/03/17 §	28,100,000	28,100,002

		95,145,121

Commercial Paper - 4.8%

American Electric Power Co Inc 1.350% due 07/17/17	7,000,000	6,995,214
Caterpillar Financial Service Corp 1.270% due 07/14/17	18,500,000	18,490,618
Credit Suisse AG (Switzerland) 1.470% due 07/03/17	23,600,000	23,597,736
Engie SA (France) 1.590% due 10/04/17	6,600,000	6,577,806
Eni Finance USA Inc (Italy) 1.320% due 07/10/17	7,000,000	6,997,338
Ford Motor Credit Co LLC
1.500% due 07/10/17	19,200,000	19,192,325
1.700% due 09/12/17	9,100,000	9,071,586
Hitachi Capital America Corp (Japan) 1.320% due 07/05/17	6,800,000	6,798,671
Syngenta Wilmington Inc (Switzerland) 2.000% due 09/14/17	19,300,000	19,231,916
The Kroger Co 1.300% due 07/05/17	19,800,000	19,796,131

		136,749,341

Foreign Government Issues - 9.3%

Argentina Treasury Bills (Argentina)
2.882% due 04/13/18	2,300,000	2,249,186
2.950% due 09/29/17	1,700,000	1,688,564
3.000% due 09/15/17	9,600,000	9,547,277
3.200% due 12/15/17	2,100,000	2,074,607
Japan Treasury Bills (Japan)
(0.143%) due 07/24/17	JPY 3,640,000,000	32,364,268
(0.140%) due 08/07/17	7,330,000,000	65,175,056
(0.129%) due 08/21/17	2,790,000,000	24,808,290
(0.127%) due 08/28/17	10,190,000,000	90,608,873
Mexico Cetes (Mexico) 6.783% due 08/17/17	MXN 639,300,000	34,899,378

		263,415,499

Repurchase Agreements - 2.9%

Citigroup Inc 1.400% due 07/03/17 (Dated 06/30/17, repurchase price of $70,308,202; collateralized by U.S. Treasury Notes: 1.125% due 07/31/21 and value $71,682,636)	$70,300,000	70,300,000

	Principal Amount	Value
Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $12,596,108; collateralized by U.S. Treasury Notes: 2.250% - 2.750% due 11/15/23 - 12/31/23 and value $12,851,309)	$12,595,982	$12,595,982

		82,895,982

Total Short-Term Investments (Cost $578,612,413)		578,205,943

TOTAL INVESTMENTS - 150.9% (Cost $4,236,919,204)		4,261,143,125

OTHER ASSETS & LIABILITIES, NET - (50.9%)		(1,437,819,390)

NET ASSETS - 100.0%		$2,823,323,735

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Mortgage-Backed Securities	54.5%
Corporate Bonds & Notes	29.8%
U.S. Treasury Obligations	24.0%
Short-Term Investments	20.4%
Asset-Backed Securities	13.7%
Foreign Government Bonds & Notes	7.2%
Others (each less than 3.0%)	1.3%

	150.9%
Other Assets & Liabilities, Net	(50.9%	)

	100.0%

(b)	Investments with a total aggregate value of $4,126,790 or 0.1% of the Fund’s net assets were in default as of June 30, 2017.

(c)	As of June 30, 2017, investments with a total aggregate value of $73,060,198 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, option contracts, swap agreements and delayed delivery securities (including sale-buyback financing transactions).

(d)	The average amount of borrowings by the Fund on sale-buyback financing transactions (See Note 4 in Notes to Financial Statements) outstanding during the period ended June 30, 2017 was $106,657,815 at a weighted average interest rate of 0.872%.

(e)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bund (08/17)	734	($713)
Euro-Bund (08/17)	50	1,094
Euro-Bund (09/17)	641	(1,822,739)
U.S. Treasury 5-Year Notes (09/17)	8,649	(2,328,074)
U.S. Treasury 10-Year Notes (09/17)	3,595	(1,324,089)

		(5,474,521)

Short Futures Outstanding
Canada 10-Year Bonds (09/17)	345	1,010,740
Euro-BTP (09/17)	47	(53,732)
Euro-OAT (09/17)	1,610	2,079,315
Eurodollar (09/17)	758	(56,729)
Eurodollar (12/17)	818	(99,837)
Eurodollar (03/18)	729	132,456
Eurodollar (06/18)	565	77,163
Eurodollar (12/18)	511	(88,266)
Eurodollar (03/19)	389	(71,791)
U.S. Treasury 30-Year Bonds (09/17)	187	(292,008)
United Kingdom Gilt (09/17)	237	589,830

		3,227,141

Total Futures Contracts		($2,247,380)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	4,137,704	USD	1,259,000	07/17	CIT	($10,033)
BRL	13,522,745	USD	4,166,870	07/17	DUB	(85,025)
BRL	4,142,110	USD	1,252,074	07/17	GSC	(1,776)
BRL	13,518,338	USD	4,052,442	08/17	DUB	4,128
BRL	141,600,000	USD	42,646,749	10/17	CIT	(665,362)
BRL	100,000,000	USD	31,377,471	10/17	DUB	(1,724,207)
BRL	1,390,702	USD	403,980	01/18	JPM	2,428
BRL	40,500,000	USD	11,786,276	04/18	BNP	(113,924)
CAD	1,538,000	USD	1,166,377	07/17	GSC	19,620
CAD	41,638,787	USD	31,765,934	07/17	JPM	342,939
CHF	6,408,000	USD	6,576,355	07/17	CSF	106,303
CHF	7,815,000	USD	8,162,298	07/17	DUB	(12,334)
CHF	7,815,000	USD	8,164,626	08/17	BOA	(427)
CHF	6,408,000	USD	6,704,963	08/17	CSF	(10,633)
DKK	7,520,000	USD	1,084,144	07/17	BOA	70,940
DKK	55,389,000	USD	8,109,119	07/17	GSC	398,719
DKK	155,035,000	USD	23,360,958	07/17	TDB	452,662
DKK	23,965,000	USD	3,694,385	10/17	GSC	5,092
DKK	888,000	USD	135,360	01/18	BNP	2,460
DKK	55,885,000	USD	8,602,324	07/18	CIT	166,711
EUR	1,319,000	USD	1,499,191	07/17	BOA	7,305
EUR	2,581,000	USD	2,903,571	07/17	CIT	44,317
EUR	59,685,000	USD	67,026,446	07/17	JPM	1,142,756
EUR	6,735,000	USD	7,672,310	08/17	BNP	31,096
EUR	9,980,000	USD	11,408,487	08/17	BRC	6,507
EUR	3,731,000	USD	4,260,607	08/17	JPM	6,862
GBP	24,999,000	USD	31,941,226	07/17	GSC	618,713
GBP	10,278,000	USD	13,057,644	07/17	HSB	328,934
GBP	16,280,000	USD	20,755,207	07/17	JPM	448,673
GBP	5,563,000	USD	7,242,098	08/17	GSC	9,860
GBP	1,253,000	USD	1,628,678	08/17	HSB	4,740
GBP	36,644,000	USD	47,004,981	08/17	UBS	764,345
IDR	50,033,410,000	USD	3,686,789	10/17	JPM	26,553
INR	16,298,370	USD	248,356	07/17	SGN	3,406
INR	16,298,370	USD	248,640	12/17	CSF	(626)
JPY	538,400,000	USD	4,911,248	07/17	BNP	(124,407)
JPY	3,482,800,000	USD	31,534,287	07/17	GSC	(569,183)
JPY	3,704,200,000	USD	33,573,714	07/17	JPM	(640,174)
JPY	6,830,200,000	USD	61,082,916	08/17	BNP	(285,376)
JPY	684,800,000	USD	6,123,772	08/17	UBS	(28,174)
USD	1,250,742	BRL	4,137,704	07/17	CIT	1,774
USD	4,076,700	BRL	13,518,338	07/17	DUB	(3,815)
USD	1,332	BRL	4,407	07/17	DUB	2
USD	1,259,000	BRL	4,142,110	07/17	GSC	8,703
USD	44,002,164	BRL	160,200,000	10/17	BNP	(3,493,727)
USD	8,484,643	BRL	30,000,000	10/17	JPM	(409,719)
USD	13,968,150	BRL	51,400,000	10/17	SCB	(1,270,856)
USD	406,757	BRL	1,390,702	01/18	BNP	349
USD	26,472	BRL	100,000	01/18	DUB	(2,751)
USD	48,975,917	BRL	164,300,000	01/18	HSB	962,190
USD	13,110,258	BRL	47,800,000	01/18	JPM	(858,435)
USD	58,106,909	BRL	196,900,000	04/18	HSB	1,359,105
USD	58,896,797	BRL	198,600,000	04/18	JPM	1,659,042
USD	32,083,810	CAD	43,176,787	07/17	BNP	(1,211,060)
USD	31,782,543	CAD	41,638,787	08/17	JPM	(342,845)
USD	6,693,127	CHF	6,408,000	07/17	CSF	10,470
USD	133,913	DKK	888,000	07/17	BNP	(2,485)
USD	20,238,878	DKK	138,039,269	07/17	BOA	(964,171)
USD	8,420,854	DKK	55,885,000	07/17	CIT	(163,170)
USD	4,732,925	DKK	30,906,000	10/17	HSB	(38,034)
USD	31,437,177	DKK	214,831,000	01/18	BOA	(1,905,244)
USD	6,027,683	DKK	41,588,000	01/18	GSC	(426,900)
USD	8,629,753	DKK	58,391,000	01/18	JPM	(432,707)
USD	15,886,901	DKK	107,428,000	04/18	BNP	(878,092)
USD	52,704,215	DKK	358,777,000	04/18	BOA	(3,285,784)
USD	24,633,469	DKK	166,600,000	04/18	GSC	(1,365,784)
USD	14,769,321	DKK	101,000,000	04/18	TDB	(992,531)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	16,603,915	DKK	111,435,000	07/18	BOA	($882,654)
USD	23,995,512	DKK	155,035,000	10/18	TDB	(471,410)
USD	7,661,063	EUR	6,735,000	07/17	BNP	(31,315)
USD	52,681,880	EUR	46,870,000	07/17	BOA	(850,675)
USD	12,030,468	GBP	9,350,000	07/17	CIT	(147,436)
USD	46,962,950	GBP	36,644,000	07/17	UBS	(764,014)
USD	252,258	INR	16,298,370	07/17	CSF	496
USD	94,546,571	JPY	10,470,200,000	07/17	BNP	1,431,565
USD	1,900,280	JPY	210,400,000	07/17	GSC	29,643
USD	2,786,692	JPY	310,000,000	08/17	BOA	26,724
USD	133,792,358	JPY	14,820,000,000	08/17	CIT	1,768,268
USD	25,237,563	JPY	2,790,000,000	08/17	JPM	383,287
USD	21,525,675	JPY	2,390,000,000	08/17	UBS	247,213
USD	73,506,477	KRW	82,643,332,404	09/17	CSF	1,265,191
USD	4,795,851	MXN	95,800,000	08/17	BNP	(447,006)
USD	27,089,668	MXN	543,500,000	08/17	TDB	(2,654,514)
USD	840,601	NZD	1,189,000	07/17	JPM	(30,698)
USD	135,186	PHP	6,793,080	09/17	CSF	1,443
USD	1,039,416	RUB	60,922,756	10/17	GSC	29,207
USD	31,786,243	SGD	43,860,247	09/17	SCB	(108,647)
USD	187,554	THB	6,359,387	09/17	UBS	342
USD	151,839	TRY	583,000	08/17	JPM	(11,866)
USD	102,072,194	TWD	3,080,947,112	09/17	SGN	714,136

Total Forward Foreign Currency Contracts						($13,804,787)

(g)	Purchased options outstanding as of June 30, 2017 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.905%	08/20/18	MSC	$16,100,000	$1,587,800	$595,323
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.930%	08/20/18	GSC	5,800,000	615,612	204,228
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.940%	08/20/18	GSC	5,100,000	498,780	176,079

							$2,702,192	$975,630

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Put - U.S. Treasury 5-Year Notes (09/17)	$109.00	08/25/17	CME	599	$5,116	$599
Put - U.S. Treasury 5-Year Notes (09/17)	109.25	08/25/17	CME	6,791	57,995	6,791
Put - U.S. Treasury 10-Year Notes (09/17)	109.50	08/25/17	CME	779	6,653	779
Put - U.S. Treasury 10-Year Notes (09/17)	110.00	08/25/17	CME	173	1,477	173
Put - U.S. Treasury 10-Year Notes (09/17)	111.00	08/25/17	CME	2,000	16,380	2,000
Put - U.S. Treasury 10-Year Notes (09/17)	114.00	08/25/17	CME	278	2,374	278
Put - U.S. Treasury 10-Year Notes (09/17)	115.00	08/25/17	CME	165	1,409	165
Put - U.S. Treasury 10-Year Notes (09/17)	116.50	08/25/17	CME	281	2,400	4,390
Put - Eurodollar (03/18)	98.25	03/19/18	CME	1,355	119,297	110,094

					$213,101	$125,269

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - Fannie Mae 3.500% due 07/13/47	$77.16	07/06/17	DUB	$31,200,000	$1,218	$-
Put - Fannie Mae 3.500% due 08/14/47	73.00	08/07/17	JPM	94,000,000	3,672	1

					$4,890	$1

Total Purchased Options					$2,920,183	$1,100,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(h)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Number of Contracts	Notional Amount in $	Notional Amount in GBP	Premium
Outstanding, December 31, 2016	-	572,900,000	-	$6,797,391
Call Options Written	2,397	278,200,000	-	2,530,640
Put Options Written	1,091	228,000,000	43,800,000	1,264,344
Call Options Exercised	(303)	(104,000,000)	-	(878,578)
Call Options Expired	(739)	(216,400,000)	-	(1,965,102)
Put Options Expired	(1,091)	(246,100,000)	(31,800,000)	(1,645,679)
Call Options Closed	-	(168,400,000)	-	(1,110,125)

Outstanding, June 30, 2017	1,355	344,200,000	12,000,000	$4,992,891

(i)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 3.40	07/06/17	GSC	$12,600,000	$84,987	($11,844)
Call - BRL versus USD	3.43	07/07/17	JPM	9,400,000	73,903	(7,125)
Call - BRL versus USD	3.51	09/27/17	JPM	7,600,000	117,800	(100,594)
Call - BRL versus USD	3.55	10/02/17	CSF	12,400,000	186,000	(145,712)
Call - BRL versus USD	4.25	11/17/17	DUB	6,000,000	175,200	(14,658)
Call - BRL versus USD	6.30	01/11/18	CSF	8,900,000	473,925	(2,839)

					1,111,815	(282,772)

Put - GBP versus USD	$1.26	07/03/17	CIT	GBP 12,000,000	73,641	(15)

Total Foreign Currency Options					$1,185,456	($282,787)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/10/20	DUB	$4,200,000	$31,500	($6)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/12/20	CIT	11,600,000	98,160	(17)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	27,900,000	248,820	(56)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	12,300,000	158,670	(59)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	12,500,000	122,500	(80)

						$659,650	($218)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	$48,100,000	$1,120,191	($222,948)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	70,700,000	1,577,595	(327,703)

							$2,697,786	($550,651)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Eurodollar (03/18)	$98.75	03/19/18	CME	1,355	$143,554	($50,813)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 3.500% due 07/13/47	$101.90	07/06/17	GSC	$69,000,000	$215,625	($3,374)
Put - Fannie Mae 3.500% due 07/13/47	102.09	07/06/17	GSC	31,000,000	90,820	(4,411)

					$306,445	($7,785)

Total Written Options					$4,992,891	($892,254)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(j)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Corporate Issues – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	1.000%	06/20/18	BNP	0.779%	$800,000	$1,681	($115,723)	$117,404
Petrobras Global Finance BV	1.000%	12/20/19	BNP	1.628%	1,900,000	(33,399)	(189,451)	156,052
Petrobras Global Finance BV	1.000%	12/20/19	GSC	1.628%	700,000	(12,305)	(73,272)	60,967
Petrobras Global Finance BV	1.000%	12/20/19	MSC	1.628%	2,200,000	(38,673)	(203,609)	164,936
Petrobras Global Finance BV	1.000%	03/20/20	HSB	1.766%	1,500,000	(34,723)	(273,727)	239,004
Springleaf Finance Corp	5.000%	12/20/21	GSC	3.212%	1,000,000	94,885	(15,763)	110,648

						(22,534)	(871,545)	849,011

			Exchange
Volkswagen International Finance NV	1.000%	12/20/17	ICE	0.142%	EUR 7,200,000	37,668	22,947	14,721
The Goldman Sachs Group Inc	1.000%	09/20/20	ICE	0.499%	$7,000,000	124,310	105,405	18,905
Volkswagen International Finance NV	1.000%	12/20/21	ICE	0.657%	EUR 3,600,000	85,646	(25,696)	111,342
Tesco PLC	1.000%	06/20/22	ICE	1.666%	11,700,000	(340,740)	(548,044)	207,304

						(93,116)	(445,388)	352,272

Total Credit Default Swaps on Corporate Issues – Sell Protection						($115,650)	($1,316,933)	$1,201,283

Credit Default Swaps on Credit Indices – Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG9 10Y	0.548%	12/20/17	GSC	$3,761,546	$10,301	$-	$10,301
CMBX NA AAA 9	0.500%	09/17/58	MER	9,000,000	(122,420)	(364,019)	241,599

					(112,119)	(364,019)	251,900

			Exchange
CDX HY26 5Y	5.000%	06/20/21	ICE	990,000	79,068	30,914	48,154
CDX IG27 5Y	1.000%	12/20/21	CME	51,500,000	1,076,509	474,010	602,499
CDX HY 28 5Y	5.000%	06/20/22	ICE	600,000	42,283	39,053	3,230

					1,197,860	543,977	653,883

Total Default Swaps on Credit Indices – Sell Protection					$1,085,741	$179,958	$905,783

Total Credit Default Swaps					$970,091	($1,136,975)	$2,107,066

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swaps on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.250%	12/16/22	$10,000,000	$135,569	($81,916)	$217,485

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	CME	2.000%	12/16/19	$72,700,000	($596,852)	($350,742)	($246,110)
3-Month USD-LIBOR	CME	1.250%	06/21/20	49,500,000	704,394	1,119,948	(415,554)
3-Month USD-LIBOR	CME	1.250%	06/21/21	106,700,000	2,474,057	3,200,910	(726,853)
3-Month USD-LIBOR	CME	1.450%	06/28/21	102,000,000	1,277,057	(183,600)	1,460,657
3-Month USD-LIBOR	CME	1.250%	06/21/22	48,400,000	1,623,158	2,012,847	(389,689)
6-Month GBP-LIBOR	LCH	1.000%	09/20/22	GBP 38,600,000	72,061	(253,075)	325,136
3-Month USD-LIBOR	LCH	2.250%	12/16/22	$173,100,000	(2,433,384)	32,270	(2,465,654)
3-Month CAD-CDOR	CME	2.700%	12/19/24	CAD 9,700,000	(420,866)	(667,273)	246,407
6-Month JPY-LIBOR	CME	0.300%	03/18/26	JPY 14,820,000,000	(963,360)	(761,242)	(202,118)
6-Month GBP-LIBOR	LCH	1.500%	09/20/27	GBP 39,900,000	(644,228)	(787,139)	142,911
6-Month JPY-LIBOR	LCH	0.300%	09/20/27	JPY 3,480,000,000	(62,944)	(180,987)	118,043
3-Month USD-LIBOR	CME	2.750%	12/16/45	$75,900,000	(3,059,278)	3,722,905	(6,782,183)
3-Month USD-LIBOR	CME	2.500%	06/15/46	11,300,000	145,388	(486,643)	632,031
3-Month CAD-CDOR	CME	1.750%	12/16/46	CAD 2,300,000	266,512	(30,050)	296,562
6-Month GBP-LIBOR	LCH	1.750%	03/21/48	GBP 15,000,000	(595,223)	(486,542)	(108,681)

					($2,213,508)	$5,901,587	($8,115,095)

Total Interest Rate Swaps					($2,077,939)	$5,819,671	($7,897,610)

Total Swap Agreements					($1,107,848)	$4,682,696	($5,790,544)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MANAGED BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$842,752,931	$-	$842,752,931	$-
	Senior Loan Notes	1,724,882	-	1,724,882	-
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	55,937,047	-	55,937,047	-
	Collateralized Mortgage Obligations - Residential	201,410,673	-	201,410,673	-
	Fannie Mae	1,148,283,222	-	1,148,283,222	-
	Federal Housing Authority	44,533	-	-	44,533
	Freddie Mac	88,327,096	-	88,327,096	-
	Government National Mortgage Association	43,582,312	-	43,582,312	-

	Total Mortgage-Backed Securities	1,537,584,883	-	1,537,540,350	44,533

	Asset-Backed Securities	385,913,357	-	385,913,357	-
	U.S. Government Agency Issues	11,051,994	-	11,051,994	-
	U.S. Treasury Obligations	678,373,120	-	678,373,120	-
	Foreign Government Bonds & Notes	202,628,415	-	202,628,415	-
	Municipal Bonds	21,806,700	-	21,806,700	-
	Short-Term Investments	578,205,943	-	578,205,943	-
	Derivatives:
	Credit Contracts
	Swaps	1,552,351	-	1,552,351	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	14,915,219	-	14,915,219	-
	Interest Rate Contracts
	Futures	3,890,598	3,890,598	-	-
	Purchased Options	1,100,900	-	1,100,900	-
	Swaps	6,698,196	-	6,698,196	-

	Total Interest Rate Contracts	11,689,694	3,890,598	7,799,096	-

	Total Asset - Derivatives	28,157,264	3,890,598	24,266,666	-

	Total Assets	4,288,199,489	3,890,598	4,284,264,358	44,533

Liabilities	Sale-buyback Financing Transactions	(95,915,775)	-	(95,915,775)	-
	Derivatives:
	Credit Contracts
	Swaps	(582,260)	-	(582,260)	-
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(28,720,006)	-	(28,720,006)	-
	Written Options	(282,787)	-	(282,787)	-

	Total Foreign Currency Contracts	(29,002,793)	-	(29,002,793)	-

	Interest Rate Contracts
	Futures	(6,137,978)	(6,137,978)	-	-
	Written Options	(609,467)	-	(609,467)	-
	Swaps	(8,776,135)	-	(8,776,135)	-

	Total Interest Rate Contracts	(15,523,580)	(6,137,978)	(9,385,602)	-

	Total Liabilities - Derivatives	(45,108,633)	(6,137,978)	(38,970,655)	-

	Total Liabilities	(141,024,408)	(6,137,978)	(134,886,430)	-

	Total	$4,147,175,081	($2,247,380)	$4,149,377,928	$44,533

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.4%

Basic Materials - 2.1%

Anglo American Capital PLC (United Kingdom) 2.625% due 09/27/17 ~	$11,470,000	$11,487,205
International Paper Co 7.950% due 06/15/18	7,776,000	8,223,525
INVISTA Finance LLC 4.250% due 10/15/19 ~	4,185,000	4,332,312
LyondellBasell Industries NV 5.000% due 04/15/19	7,436,000	7,777,000
6.000% due 11/15/21	1,685,000	1,905,115
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	2,930,000	3,025,465
The Sherwin-Williams Co 2.250% due 05/15/20	8,195,000	8,218,372

		44,968,994

Communications - 3.3%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	6,910,000	6,967,574
AT&T Inc 2.300% due 03/11/19	6,330,000	6,370,379
Baidu Inc (China) 2.750% due 06/09/19	3,655,000	3,700,117
3.250% due 08/06/18	1,250,000	1,265,904
BellSouth LLC 4.285% due 04/26/21 ~	11,590,000	11,803,546
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	1,000,000	1,005,958
Charter Communications Operating LLC 3.579% due 07/23/20	4,963,000	5,131,851
4.464% due 07/23/22	2,607,000	2,780,412
CSC Holdings LLC 10.875% due 10/15/25 ~	2,020,000	2,436,625
eBay Inc 2.150% due 06/05/20	2,895,000	2,896,888
JD.com Inc (China) 3.125% due 04/29/21	5,495,000	5,501,951
Omnicom Group Inc 4.450% due 08/15/20	2,933,000	3,126,871
Telefonica Emisiones SAU (Spain) 3.192% due 04/27/18	890,000	899,588
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	1,565,000	1,586,129
The Interpublic Group of Cos Inc 2.250% due 11/15/17	4,095,000	4,100,876
Thomson Reuters Corp (Canada) 1.650% due 09/29/17	3,370,000	3,370,981
Time Warner Cable LLC 6.750% due 07/01/18	3,865,000	4,044,645
8.250% due 04/01/19	3,205,000	3,537,176
8.750% due 02/14/19	1,835,000	2,019,163

		72,546,634

Consumer, Cyclical - 4.8%

AutoZone Inc 1.625% due 04/21/19	265,000	263,491
Brinker International Inc 2.600% due 05/15/18	8,065,000	8,083,550
CVS Health Corp 1.900% due 07/20/18	5,000,000	5,014,325
Daimler Finance North America LLC (Germany) 1.650% due 05/18/18 ~	4,220,000	4,218,561
1.750% due 10/30/19 ~	3,500,000	3,478,612
2.375% due 08/01/18 ~	4,715,000	4,746,034

	Principal Amount	Value
Delphi Automotive PLC 3.150% due 11/19/20	$3,105,000	$3,174,071
Delta Air Lines Inc 2.875% due 03/13/20	3,895,000	3,948,193
Dollar Tree Inc 5.250% due 03/01/20	1,775,000	1,824,922
Ford Motor Credit Co LLC 1.684% due 09/08/17	5,170,000	5,171,525
2.021% due 05/03/19	1,145,000	1,143,778
2.375% due 01/16/18	1,249,000	1,253,119
2.551% due 10/05/18	3,705,000	3,730,620
2.875% due 10/01/18	3,000,000	3,030,741
General Motors Co 3.500% due 10/02/18	1,905,000	1,939,084
General Motors Financial Co Inc 2.625% due 07/10/17	3,000,000	3,000,309
3.000% due 09/25/17	3,175,000	3,184,214
4.750% due 08/15/17	2,000,000	2,006,876
GLP Capital LP 4.375% due 11/01/18	5,025,000	5,163,188
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	3,275,000	3,328,219
Hyundai Capital America 2.000% due 07/01/19 ~	3,220,000	3,196,075
2.400% due 10/30/18 ~	3,000,000	3,007,323
2.500% due 03/18/19 ~	5,935,000	5,955,939
2.875% due 08/09/18 ~	555,000	559,727
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	2,410,000	2,417,931
Newell Brands Inc 2.050% due 12/01/17	6,615,000	6,626,576
2.150% due 10/15/18	1,455,000	1,459,177
2.600% due 03/29/19	617,000	623,300
Nissan Motor Acceptance Corp 1.550% due 09/13/19 ~	2,380,000	2,354,077
QVC Inc 3.125% due 04/01/19	3,165,000	3,201,530
Scientific Games International Inc 7.000% due 01/01/22 ~	3,945,000	4,211,288
Southwest Airlines Co 2.750% due 11/06/19	4,080,000	4,143,828

		105,460,203

Consumer, Non-Cyclical - 6.0%

Abbott Laboratories 2.350% due 11/22/19	7,095,000	7,152,803
2.900% due 11/30/21	3,065,000	3,097,287
AbbVie Inc 1.800% due 05/14/18	6,860,000	6,870,173
2.300% due 05/14/21	1,705,000	1,702,173
Allergan Funding SCS 2.350% due 03/12/18	4,505,000	4,524,637
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	5,250,000	5,263,939
Anstock II Ltd (Taiwan) 2.125% due 07/24/17 ~	5,570,000	5,569,727
Anthem Inc 2.300% due 07/15/18	3,225,000	3,244,005
Baxalta Inc 2.000% due 06/22/18	400,000	400,744
2.067% due 06/22/18 §	975,000	979,964
Becton Dickinson & Co 2.404% due 06/05/20	4,240,000	4,251,978
2.675% due 12/15/19	5,130,000	5,196,126
Biogen Inc 2.900% due 09/15/20	1,135,000	1,160,101
Bunge Ltd Finance Corp 3.500% due 11/24/20	2,690,000	2,759,770
8.500% due 06/15/19	270,000	302,123

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Cardinal Health Inc 1.950% due 06/15/18	$1,595,000	$1,599,606
Catholic Health Initiatives 1.600% due 11/01/17	675,000	675,162
2.600% due 08/01/18	3,015,000	3,031,800
Celgene Corp 2.125% due 08/15/18	2,760,000	2,771,479
2.300% due 08/15/18	395,000	397,382
ERAC USA Finance LLC 2.800% due 11/01/18 ~	470,000	475,004
6.375% due 10/15/17 ~	3,913,000	3,963,928
Express Scripts Holding Co 2.250% due 06/15/19	2,245,000	2,253,594
3.300% due 02/25/21	20,000	20,614
HCA Inc 3.750% due 03/15/19	7,000,000	7,157,500
HPHT Finance Ltd (Hong Kong) 2.250% due 03/17/18 ~	1,912,000	1,911,565
Humana Inc 7.200% due 06/15/18	689,000	723,899
Imperial Brands Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	6,955,000	6,965,140
2.050% due 07/20/18 ~	1,380,000	1,380,885
McKesson Corp 1.400% due 03/15/18	5,000,000	4,991,700
Mead Johnson Nutrition Co 3.000% due 11/15/20	605,000	620,832
Medco Health Solutions Inc 4.125% due 09/15/20	1,895,000	1,985,831
Perrigo Finance Unlimited Co 3.500% due 03/15/21	363,000	375,293
Reynolds American Inc 2.300% due 06/12/18	4,796,000	4,818,042
8.125% due 06/23/19	3,775,000	4,212,417
S&P Global Inc 2.500% due 08/15/18	510,000	513,709
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	8,525,000	8,490,335
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.400% due 07/20/18	8,836,000	8,817,550
1.700% due 07/19/19	2,625,000	2,602,916
2.200% due 07/21/21	3,265,000	3,207,882
The Kroger Co 1.500% due 09/30/19	950,000	936,450
2.300% due 01/15/19	1,000,000	1,004,431
6.800% due 12/15/18	1,690,000	1,803,539

		130,184,035

Diversified - 0.3%

Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	6,060,000	6,049,159

Energy - 5.6%

China Shenhua Overseas Capital Co Ltd (China) 2.500% due 01/20/18 ~	6,310,000	6,321,920
3.125% due 01/20/20 ~	3,765,000	3,803,091
Columbia Pipeline Group Inc 2.450% due 06/01/18	1,055,000	1,060,086
ConocoPhillips 5.200% due 05/15/18	300,000	308,976
ConocoPhillips Co 1.050% due 12/15/17	2,010,000	2,006,527
DCP Midstream Operating LP 2.500% due 12/01/17	9,360,000	9,371,700
Encana Corp (Canada) 6.500% due 05/15/19	478,000	510,063

	Principal Amount	Value
Energy Transfer Equity LP 7.500% due 10/15/20	$4,195,000	$4,708,887
Energy Transfer LP 6.700% due 07/01/18	3,610,000	3,772,775
Enterprise Products Operating LLC 1.650% due 05/07/18	2,235,000	2,233,608
2.550% due 10/15/19	1,115,000	1,125,275
6.300% due 09/15/17	2,200,000	2,219,283
EOG Resources Inc 5.875% due 09/15/17	7,250,000	7,310,102
Kinder Morgan Energy Partners LP 5.950% due 02/15/18	1,520,000	1,557,796
Kinder Morgan Finance Co LLC 6.000% due 01/15/18 ~	7,085,000	7,233,098
Marathon Oil Corp 6.000% due 10/01/17	4,360,000	4,401,677
Murphy Oil Corp 3.500% due 12/01/17	10,170,000	10,232,444
NuStar Logistics LP 8.150% due 04/15/18	8,707,000	9,142,350
ONEOK Partners LP 3.200% due 09/15/18	13,060,000	13,216,746
Panhandle Eastern Pipe Line Co LP 6.200% due 11/01/17	220,000	223,056
Petroleos Mexicanos (Mexico) 3.125% due 01/23/19	760,000	767,220
3.500% due 07/18/18	3,000,000	3,043,800
3.500% due 07/23/20	3,300,000	3,342,900
Phillips 66 1.786% due 04/15/19 § ~	1,420,000	1,423,458
Plains All American Pipeline LP 6.500% due 05/01/18	7,115,000	7,370,222
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	3,670,000	3,998,164
Spectra Energy Partners LP 2.950% due 09/25/18	3,310,000	3,348,240
4.600% due 06/15/21	1,870,000	1,986,864
Tesoro Corp 4.250% due 10/01/17	2,314,000	2,321,231
Valero Energy Corp 9.375% due 03/15/19	2,835,000	3,173,927

		121,535,486

Financial - 17.1%

ABN AMRO Bank NV (Netherlands) 2.100% due 01/18/19 ~	4,765,000	4,777,213
AerCap Ireland Capital DAC (Netherlands) 3.500% due 05/26/22	520,000	534,175
3.950% due 02/01/22	2,875,000	2,996,152
Air Lease Corp 2.125% due 01/15/18	700,000	701,339
2.125% due 01/15/20	4,055,000	4,037,807
Aircastle Ltd 4.625% due 12/15/18	3,915,000	4,050,850
Ally Financial Inc 3.250% due 11/05/18	2,890,000	2,932,483
3.500% due 01/27/19	8,075,000	8,206,219
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	5,510,000	5,656,715
American Express Credit Corp 2.200% due 03/03/20	4,140,000	4,160,973
American International Group Inc 2.300% due 07/16/19	4,000,000	4,023,284
Aon PLC 2.800% due 03/15/21	2,680,000	2,693,454
Banco de Credito del Peru (Peru) 2.250% due 10/25/19 ~	885,000	888,496
Banco Santander SA (Spain) 2.718% due 04/11/22 §	2,400,000	2,475,574

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Bank of America Corp 2.000% due 01/11/18	$5,125,000	$5,133,543
2.316% due 01/20/23 §	4,085,000	4,132,721
2.503% due 10/21/22	2,000,000	1,976,618
2.625% due 04/19/21	1,425,000	1,432,470
5.625% due 07/01/20	725,000	794,222
5.650% due 05/01/18	1,740,000	1,795,019
6.400% due 08/28/17	9,510,000	9,577,901
6.875% due 04/25/18	1,295,000	1,347,890
Banque Federative du Credit Mutuel SA (France) 2.500% due 10/29/18 ~	5,315,000	5,358,248
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	2,775,000	2,823,199
Barclays PLC (United Kingdom) 2.780% due 01/10/23 §	5,115,000	5,220,783
BB&T Corp 2.050% due 06/19/18	4,750,000	4,769,275
Bestgain Real Estate Ltd (China) 2.625% due 03/13/18 ~	8,775,000	8,780,467
BPCE SA (France) 1.625% due 01/26/18	2,915,000	2,911,785
2.392% due 05/22/22 § ~	815,000	822,804
2.500% due 12/10/18	5,700,000	5,752,121
Brixmor Operating Partnership LP REIT 3.875% due 08/15/22	455,000	465,710
Capital One NA 1.850% due 09/13/19	7,185,000	7,128,353
2.350% due 08/17/18	7,440,000	7,471,985
2.350% due 01/31/20	1,225,000	1,226,078
CBOE Holdings Inc 1.950% due 06/28/19	2,210,000	2,210,400
Citigroup Inc 1.550% due 08/14/17	2,010,000	2,010,211
1.700% due 04/27/18	5,550,000	5,545,593
1.800% due 02/05/18	5,815,000	5,820,315
1.850% due 11/24/17	2,275,000	2,278,822
1.945% due 01/10/20 §	4,495,000	4,529,090
2.050% due 06/07/19	715,000	715,825
2.900% due 12/08/21	4,145,000	4,190,823
Citizens Bank NA 2.200% due 05/26/20	575,000	574,369
2.250% due 03/02/20	1,670,000	1,669,390
2.300% due 12/03/18	650,000	652,571
2.450% due 12/04/19	2,615,000	2,638,906
2.500% due 03/14/19	3,940,000	3,970,563
2.550% due 05/13/21	1,035,000	1,036,692
Citizens Financial Group Inc 2.375% due 07/28/21	325,000	322,468
CNA Financial Corp 6.950% due 01/15/18	915,000	939,043
7.350% due 11/15/19	2,270,000	2,538,203
CNO Financial Group Inc 4.500% due 05/30/20	2,560,000	2,668,800
Commonwealth Bank of Australia (Australia) 2.053% due 09/06/21 § ~	2,810,000	2,832,213
Crown Castle International Corp REIT 2.250% due 09/01/21	5,895,000	5,806,457
3.400% due 02/15/21	1,175,000	1,207,546
DDR Corp REIT 4.750% due 04/15/18	1,385,000	1,412,326
Discover Bank 2.000% due 02/21/18	250,000	250,349
2.600% due 11/13/18	1,960,000	1,977,379
7.000% due 04/15/20	5,550,000	6,163,702
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	3,200,000	3,329,130
ING Groep NV (Netherlands) 2.445% due 03/29/22 §	1,970,000	2,003,833

	Principal Amount	Value
Intesa Sanpaolo SPA (Italy) 3.875% due 01/16/18	$7,000,000	$7,065,737
JPMorgan Chase & Co 1.771% due 03/09/21 §	3,990,000	3,991,436
2.383% due 10/24/23 §	5,250,000	5,333,459
6.300% due 04/23/19	1,355,000	1,458,773
KeyBank NA 1.600% due 08/22/19	1,470,000	1,459,626
Kimco Realty Corp REIT 6.875% due 10/01/19	2,126,000	2,342,289
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	2,185,000	2,188,459
Morgan Stanley 2.003% due 01/24/19 §	8,065,000	8,124,616
2.125% due 04/25/18	630,000	632,208
2.436% due 04/25/18 §	4,020,000	4,055,493
2.450% due 02/01/19	1,475,000	1,485,468
2.500% due 01/24/19	1,330,000	1,340,817
6.625% due 04/01/18	1,405,000	1,455,166
7.300% due 05/13/19	2,505,000	2,739,929
National Bank of Canada (Canada) 1.450% due 11/07/17	5,365,000	5,364,914
Nordea Bank AB (Sweden) 1.875% due 09/17/18 ~	1,335,000	1,337,261
PNC Bank NA 1.800% due 11/05/18	7,100,000	7,111,516
Principal Life Global Funding II 1.500% due 04/18/19 ~	1,095,000	1,085,224
Provident Cos Inc 7.000% due 07/15/18	5,095,000	5,344,059
Regions Bank 2.250% due 09/14/18	2,910,000	2,922,679
7.500% due 05/15/18	1,228,000	1,285,851
Reinsurance Group of America Inc 6.450% due 11/15/19	505,000	552,802
Santander Bank NA 8.750% due 05/30/18	1,555,000	1,648,645
Santander Holdings USA Inc 3.450% due 08/27/18	4,455,000	4,518,773
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	4,190,000	4,258,222
Simon Property Group LP REIT 2.350% due 01/30/22	1,860,000	1,844,075
Skandinaviska Enskilda Banken AB (Sweden) 1.500% due 09/13/19	4,880,000	4,826,608
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	3,230,000	3,231,350
2.100% due 08/19/19 ~	1,280,000	1,276,006
Sumitomo Mitsui Banking Corp (Japan) 1.762% due 10/19/18	1,375,000	1,373,386
SunTrust Banks Inc 2.350% due 11/01/18	2,605,000	2,621,417
2.500% due 05/01/19	2,340,000	2,363,030
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	7,500,000	7,509,360
The Bank of New York Mellon Corp 2.500% due 04/15/21	1,990,000	2,006,670
The Bank of Tokyo-Mitsubishi UFJ Ltd (Japan) 1.450% due 09/08/17 ~	1,000,000	999,848
The Goldman Sachs Group Inc 2.000% due 04/25/19	2,155,000	2,154,136
2.277% due 04/26/22 §	3,080,000	3,105,102
2.300% due 12/13/19	4,221,000	4,234,414
2.750% due 09/15/20	780,000	789,919
5.950% due 01/18/18	3,200,000	3,271,981
6.150% due 04/01/18	6,745,000	6,962,762
The Huntington National Bank 2.200% due 11/06/18	2,420,000	2,427,500

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Trinity Acquisition PLC 3.500% due 09/15/21	$675,000	$691,812
UBS Group Funding Switzerland AG (Switzerland) 2.406% due 05/23/23 § ~	3,990,000	4,053,166
2.950% due 09/24/20 ~	3,815,000	3,899,937
Unum Group 3.000% due 05/15/21	3,730,000	3,768,542
Ventas Realty LP REIT 2.000% due 02/15/18	1,945,000	1,947,918
4.000% due 04/30/19	230,000	236,479
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	9,895,000	9,998,304
Voya Financial Inc 2.900% due 02/15/18	6,020,000	6,061,701
WEA Finance LLC REIT (Australia) 2.700% due 09/17/19 ~	6,681,000	6,739,946
3.250% due 10/05/20 ~	515,000	524,447
Wells Fargo & Co 2.263% due 01/24/23 §	4,580,000	4,631,484
XLIT Ltd (Bermuda) 2.300% due 12/15/18	4,223,000	4,243,199

		373,248,866

Industrial - 3.5%

Agilent Technologies Inc 6.500% due 11/01/17	984,000	998,216
Eagle Materials Inc 4.500% due 08/01/26	2,175,000	2,234,812
Fortive Corp 1.800% due 06/15/19	385,000	382,437
GATX Corp 2.375% due 07/30/18	2,575,000	2,585,349
2.500% due 07/30/19	6,620,000	6,658,131
2.600% due 03/30/20	1,585,000	1,602,322
Harris Corp 1.999% due 04/27/18	4,745,000	4,752,469
JB Hunt Transport Services Inc 2.400% due 03/15/19	1,005,000	1,010,899
Kansas City Southern 2.350% due 05/15/20	3,075,000	3,071,651
Keysight Technologies Inc 3.300% due 10/30/19	7,625,000	7,771,339
Martin Marietta Materials Inc 1.822% due 05/22/20 §	1,175,000	1,178,768
Penske Truck Leasing Co LP 2.500% due 06/15/19 ~	2,645,000	2,659,754
2.875% due 07/17/18 ~	3,775,000	3,813,871
3.200% due 07/15/20 ~	1,670,000	1,713,762
3.375% due 03/15/18 ~	3,202,000	3,238,727
Republic Services Inc 3.800% due 05/15/18	1,598,000	1,626,598
Rockwell Collins Inc 1.950% due 07/15/19	1,225,000	1,227,455
Roper Technologies Inc 1.850% due 11/15/17	1,100,000	1,100,893
2.050% due 10/01/18	5,985,000	5,998,706
2.800% due 12/15/21	1,255,000	1,266,847
3.000% due 12/15/20	390,000	399,446
SBA Tower Trust 2.240% due 04/09/43 ~	3,520,000	3,518,991
3.168% due 04/09/47 ~	1,765,000	1,774,328
3.598% due 04/09/43 ~	2,775,000	2,776,647
Stanley Black & Decker Inc 1.622% due 11/17/18	1,555,000	1,551,756
2.451% due 11/17/18	5,400,000	5,454,562
United Technologies Corp 1.778% due 05/04/18	3,050,000	3,054,602
Vulcan Materials Co 1.846% due 06/15/20 §	2,820,000	2,821,024

		76,244,362

	Principal Amount	Value
Technology - 1.5%

Broadcom Corp 2.375% due 01/15/20 ~	$3,905,000	$3,912,798
3.000% due 01/15/22 ~	2,530,000	2,554,986
DXC Technology Co 2.875% due 03/27/20 ~	2,630,000	2,664,616
EMC Corp 1.875% due 06/01/18	5,000,000	4,973,145
Fidelity National Information Services Inc 2.250% due 08/15/21	3,590,000	3,554,481
Hewlett Packard Enterprise Co 2.450% due 10/05/17	3,085,000	3,093,336
2.850% due 10/05/18	2,490,000	2,512,136
QUALCOMM Inc 2.100% due 05/20/20	2,195,000	2,205,865
2.600% due 01/30/23	1,475,000	1,471,360
Seagate HDD Cayman 3.750% due 11/15/18	1,725,000	1,767,478
Xerox Corp 5.625% due 12/15/19	1,685,000	1,799,017
6.350% due 05/15/18	1,620,000	1,680,603

		32,189,821

Utilities - 3.2%

Dominion Energy Inc 1.500% due 09/30/18 ~	2,605,000	2,587,640
1.600% due 08/15/19	1,160,000	1,150,817
1.875% due 01/15/19	280,000	279,500
2.125% due 02/15/18 ~	2,960,000	2,961,217
2.579% due 07/01/20	1,095,000	1,101,359
2.962% due 07/01/19	7,108,000	7,218,039
EDP Finance BV (Portugal) 6.000% due 02/02/18 ~	1,681,000	1,720,971
Enel Finance International NV (Italy) 2.875% due 05/25/22 ~	4,165,000	4,175,025
Exelon Generation Co LLC 2.950% due 01/15/20	2,850,000	2,902,283
FirstEnergy Corp 2.750% due 03/15/18	1,850,000	1,862,097
2.850% due 07/15/22	3,135,000	3,127,880
Great Plains Energy Inc 2.500% due 03/09/20	2,305,000	2,327,845
NextEra Energy Capital Holdings Inc 1.649% due 09/01/18	1,615,000	1,610,615
2.056% due 09/01/17	800,000	800,406
2.300% due 04/01/19	760,000	763,839
NiSource Finance Corp 6.800% due 01/15/19	374,000	399,669
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	2,745,000	2,777,446
PPL Capital Funding Inc 1.900% due 06/01/18	3,775,000	3,779,855
San Diego Gas & Electric Co 1.914% due 02/01/22	1,410,719	1,395,695
Southern Power Co 1.500% due 06/01/18	4,655,000	4,650,024
1.850% due 12/01/17	580,000	580,574
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	2,815,000	2,869,732
The Southern Co 1.550% due 07/01/18	2,600,000	2,593,841
1.850% due 07/01/19	4,490,000	4,474,945
2.350% due 07/01/21	1,950,000	1,937,438
Zhejiang Energy International Ltd (Hong Kong) 2.300% due 09/30/17 ~	11,075,000	11,074,823

		71,123,575

Total Corporate Bonds & Notes (Cost $1,030,588,533)		1,033,551,135

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 12.3%

Collateralized Mortgage Obligations - Commercial - 4.2%

BAMLL Commercial Mortgage Securities Trust 2.808% due 06/15/28 § ~	$1,675,000	$1,680,658
Banc of America Commercial Mortgage Trust 1.957% due 02/15/50	628,403	627,741
6.158% due 02/10/51 §	68,893	68,916
CD Mortgage Trust 1.443% due 08/10/49	1,876,604	1,851,519
1.965% due 02/10/50	657,862	656,816
Citigroup Commercial Mortgage Trust 1.353% due 02/10/48	1,780,473	1,771,392
1.485% due 10/10/47	333,689	333,310
1.499% due 08/10/49	2,172,846	2,146,486
1.637% due 06/10/48	1,205,687	1,203,163
1.643% due 09/10/58	641,536	638,523
CLNS Trust 1.800% due 06/11/32 § ~	4,495,000	4,502,751
Commercial Mortgage Trust 1.324% due 11/10/47	1,127,500	1,122,914
1.415% due 08/10/47	1,786,558	1,780,913
1.442% due 07/15/47	1,199,618	1,197,881
1.445% due 12/10/47	1,463,569	1,460,213
1.494% due 12/10/47	498,512	497,180
1.569% due 03/10/48	444,010	443,147
1.604% due 10/10/48	939,644	936,356
1.667% due 07/10/50	733,527	733,494
1.978% due 02/13/32 § ~	1,720,000	1,724,713
3.221% due 10/10/48	2,855,000	2,936,798
CSAIL Commercial Mortgage Trust 1.454% due 06/15/57	2,882,725	2,867,847
1.684% due 04/15/50	553,921	552,668
1.717% due 08/15/48	1,195,771	1,191,435
2.010% due 11/15/48	5,217,683	5,218,973
Freddie Mac Multifamily Structured Pass-Through Certificates 1.369% due 05/25/19	171,009	170,858
1.426% due 08/25/17	682,838	682,291
GS Mortgage Securities Trust 1.429% due 10/10/49	1,134,513	1,122,417
1.528% due 02/10/48	2,676,907	2,667,132
1.593% due 07/10/48	622,810	621,571
Hospitality Mortgage Trust 1.939% due 05/08/30 § ~	1,385,000	1,388,245
JP Morgan Chase Commercial Mortgage Securities Trust 1.462% due 08/15/49	2,672,214	2,643,539
JPMBB Commercial Mortgage Securities Trust 1.414% due 02/15/48	2,296,049	2,287,339
1.445% due 10/15/48	3,014,422	3,002,581
1.451% due 09/15/47	1,038,863	1,036,742
1.539% due 11/15/47	413,876	412,992
1.596% due 01/15/48	4,648,774	4,641,562
1.626% due 05/15/48	552,972	551,863
1.650% due 09/15/47	778,384	778,336
Morgan Stanley Bank of America Merrill Lynch Trust 1.389% due 09/15/49	1,849,364	1,826,156
1.551% due 08/15/47	2,190,937	2,187,173
1.573% due 12/15/47	3,080,062	3,071,941
1.686% due 10/15/47	667,566	667,785
1.706% due 05/15/48	1,105,409	1,101,854
Morgan Stanley Capital I Trust 1.638% due 05/15/48	807,171	805,388

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 1.437% due 12/15/47	$3,510,794	$3,498,776
1.441% due 10/15/49	989,836	982,886
1.454% due 02/15/48	1,524,120	1,518,480
1.471% due 04/15/50	2,103,715	2,096,501
1.531% due 05/15/48	924,799	921,899
1.568% due 09/15/48	568,269	567,123
1.730% due 02/15/48	4,307,244	4,305,668
1.968% due 07/15/50 #	2,205,000	2,207,260
3.020% due 07/15/58	2,675,000	2,733,061
WFRBS Commercial Mortgage Trust 1.390% due 11/15/47	378,737	377,299
1.479% due 09/15/57	1,381,876	1,377,853
1.663% due 10/15/57	770,645	769,897

		91,170,275

Collateralized Mortgage Obligations - Residential - 2.7%

Bear Stearns Adjustable Rate Mortgage Trust 3.305% due 04/25/34 §	119,491	119,756
3.623% due 11/25/34 §	492,357	497,115
Bear Stearns ALT-A Trust 1.856% due 04/25/34 §	325,730	316,057
Chase Mortgage Finance Trust 3.436% due 02/25/37 §	151,797	151,015
3.445% due 02/25/37 §	1,198,531	1,193,430
3.458% due 02/25/37 §	962,441	958,976
3.472% due 02/25/37 §	333,910	336,118
3.581% due 02/25/37 §	463,919	451,682
COLT Mortgage Loan Trust 2.614% due 05/27/47 § ~	1,578,731	1,590,827
Countrywide Home Loan Mortgage Pass-Through Trust 3.137% due 11/20/34 §	269,891	272,172
Fannie Mae 1.716% due 11/25/46 §	9,654,463	9,714,333
5.000% due 08/25/19	439,058	445,769
Fannie Mae Connecticut Avenue Securities 2.066% due 11/25/29 §	3,845,723	3,862,882
2.166% due 10/25/29 §	4,051,943	4,072,759
2.566% due 01/25/29 §	1,550,022	1,562,930
3.316% due 08/25/28 §	1,783,248	1,803,145
3.366% due 09/25/28 §	1,072,004	1,087,478
Freddie Mac 7.000% due 09/15/30	408,980	464,832
Freddie Mac Structured Agency Credit Risk Debt Notes 1.959% due 12/25/29 §	1,590,000	1,596,084
2.316% due 05/25/25 §	152,829	153,191
2.416% due 10/25/29 §	2,041,649	2,071,845
2.666% due 09/25/24 - 07/25/28 §	1,553,242	1,559,491
2.966% due 09/25/28 §	380,975	383,091
GS Mortgage-Backed Securities Trust 2.476% due 07/25/44 § ~	355,659	352,717
HarborView Mortgage Loan Trust 1.552% due 06/20/35 §	542,523	532,075
JPMorgan Mortgage Trust 3.406% due 07/25/35 §	719,743	732,090
3.454% due 07/25/35 §	153,225	153,928
MASTR Adjustable Rate Mortgages Trust 2.593% due 09/25/34 §	709,560	663,461
Mill City Mortgage Loan Trust 2.500% due 04/25/57 § ~	842,575	846,269
2.750% due 07/25/59 § ~	6,505,000	6,505,000
Sequoia Mortgage Trust 2.058% due 11/20/34 §	366,996	354,104
Structured Adjustable Rate Mortgage Loan Trust 3.351% due 06/25/34 §	1,460,796	1,523,063
3.430% due 05/25/34 §	322,630	327,910
3.431% due 11/25/34 §	745,904	742,638

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Structured Asset Securities Corp Mortgage Pass-Through Certificates 3.222% due 07/25/33 §	$227,170	$223,985
WaMu Mortgage Pass-Through Certificates Trust 1.506% due 07/25/45 §	1,869,305	1,825,981
1.536% due 08/25/45 §	1,230,369	1,221,729
2.808% due 09/25/35 §	6,154,811	6,297,170
3.134% due 06/25/34 §	337,087	342,601
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 7.000% due 03/25/34	242,166	265,152
Wells Fargo Mortgage-Backed Securities Trust 3.369% due 08/25/33 §	637,688	655,911

		58,230,762

Fannie Mae - 4.8%

2.866% due 06/01/33 §	807,526	850,614
2.901% due 01/01/35 §	12,961	13,439
3.000% due 10/01/28 - 05/01/32	23,285,129	23,919,044
3.063% due 02/01/33 §	143,787	151,796
3.140% due 06/01/35 §	470,737	495,991
3.179% due 04/01/33 §	90,203	92,786
3.203% due 02/01/33 §	85,174	90,037
3.409% due 04/01/35 §	328,553	341,626
3.500% due 01/01/27 - 01/01/46	10,510,695	10,898,605
3.500% due 05/01/33 §	44,142	44,871
4.000% due 07/01/25 - 03/01/47	11,702,612	12,310,201
4.500% due 05/01/25 - 03/01/46	28,942,445	30,870,283
5.000% due 07/01/24 - 07/01/41	10,935,981	11,944,002
5.500% due 01/01/18 - 06/01/39	6,814,742	7,586,313
6.000% due 01/01/18 - 10/01/40	4,211,944	4,797,464
6.500% due 05/01/33	676,223	770,238
7.000% due 05/01/33 - 06/01/33	318,413	346,291

		105,523,601

Freddie Mac - 0.3%

2.690% due 02/01/35 §	306,657	322,366
2.732% due 09/01/35 §	932,333	983,633
2.981% due 08/01/35 §	991,894	1,044,660
3.475% due 03/01/35 §	499,123	525,480
4.000% due 08/01/26	3,104,262	3,259,481
5.500% due 03/01/18 - 06/01/41	974,230	1,074,959

		7,210,579

Government National Mortgage Association - 0.3%

2.125% due 09/20/34 §	873,905	907,319
2.375% due 01/20/35 §	1,503,871	1,556,244
5.000% due 12/20/34 - 02/20/40	698,956	772,024
5.500% due 07/15/20	178,291	183,783
6.000% due 01/15/22 - 07/15/36	1,648,643	1,804,580

		5,223,950

Total Mortgage-Backed Securities (Cost $267,201,647)		267,359,167

ASSET-BACKED SECURITIES - 21.5%

Ally Auto Receivables Trust 1.720% due 04/15/21	5,200,000	5,193,623
2.040% due 12/15/19	425,000	426,374
2.240% due 07/15/22	8,440,000	8,442,168
2.410% due 01/15/21 ~	3,055,000	3,076,422
2.460% due 09/15/22	405,000	405,648
2.480% due 02/15/21	425,000	425,857
2.840% due 09/15/22	1,055,000	1,063,381
2.930% due 11/15/23	565,000	564,523
Ally Master Owner Trust 1.554% due 06/15/21 §	1,465,000	1,465,631
1.574% due 06/15/22 §	1,100,000	1,101,709

	Principal Amount	Value
ALM XIV Ltd (Cayman) 2.322% due 07/28/26 § ~	$1,140,000	$1,143,151
2.722% due 07/28/26 § ~	1,310,000	1,311,587
AmeriCredit Automobile Receivables 1.700% due 07/08/20	1,055,000	1,055,281
1.810% due 10/08/20	360,000	360,543
AmeriCredit Automobile Receivables Trust 1.260% due 11/08/19	2,148,746	2,147,857
1.270% due 01/08/20	1,881,796	1,880,619
1.530% due 07/08/21	2,780,000	2,769,815
1.600% due 07/08/19	2,491,058	2,491,285
1.600% due 11/09/20	1,255,000	1,255,054
2.240% due 04/08/22	8,815,000	8,759,495
2.290% due 11/08/19	2,117,928	2,122,793
2.580% due 09/08/20	6,640,000	6,688,050
2.710% due 08/18/22	665,000	668,968
3.000% due 06/08/21	1,480,000	1,495,060
3.340% due 08/08/21	1,885,000	1,912,533
3.370% due 11/08/21	2,205,000	2,236,194
3.580% due 08/09/21	1,055,000	1,071,542
ARI Fleet Lease Trust 1.820% due 07/15/24 ~	1,827,386	1,829,162
1.910% due 04/15/26 ~	2,560,000	2,558,873
Ascentium Equipment Receivables LLC 1.930% due 03/11/19 ~	2,485,730	2,488,651
Ascentium Equipment Receivables Trust 1.460% due 04/10/19 ~	1,045,304	1,044,460
1.750% due 11/13/18 ~	168,293	168,438
1.870% due 07/10/19 ~	930,000	930,226
2.290% due 06/10/21 ~	935,000	936,214
Avis Budget Rental Car Funding AESOP LLC 2.460% due 07/20/20 ~	3,915,000	3,927,140
2.500% due 02/20/21 ~	3,135,000	3,128,886
2.970% due 02/20/20 ~	820,000	828,641
Barclays Dryrock Issuance Trust 2.410% due 07/15/22	2,470,000	2,502,848
Bayview Opportunity Master Fund IVb Trust 3.500% due 01/28/55 § ~	3,237,769	3,344,894
BMW Vehicle Lease Trust 1.430% due 09/20/19	1,570,000	1,566,045
1.980% due 05/20/20	2,345,000	2,353,766
California Republic Auto Receivables Trust 2.510% due 02/16/21	805,000	808,890
Capital Auto Receivables Asset Trust 1.480% due 11/20/18	276,275	276,282
1.540% due 08/20/20	1,050,000	1,048,961
1.620% due 03/20/19	2,773,309	2,774,291
1.630% due 01/20/21	1,030,000	1,027,778
1.730% due 09/20/19	1,265,000	1,266,388
1.730% due 04/20/20	1,120,000	1,121,262
1.940% due 01/21/20	2,000,000	2,005,768
2.650% due 01/20/24	5,000,000	5,002,473
Capital One Multi-Asset Execution Trust 1.330% due 06/15/22	9,485,000	9,408,269
CarMax Auto Owner Trust 1.610% due 03/15/19	2,500,000	2,500,105
1.690% due 08/15/19	435,000	435,156
1.810% due 07/15/20	1,450,000	1,452,709
1.930% due 11/15/19	620,000	620,714
CCG Receivables Trust 1.060% due 11/15/21 ~	265,053	264,949
1.460% due 11/14/18 ~	443,071	442,924
1.690% due 09/14/22 ~	2,193,102	2,191,154
1.840% due 11/14/23 ~	4,090,000	4,086,887
2.600% due 01/17/23 ~	815,000	816,688
Chase Issuance Trust 1.370% due 06/15/21	4,285,000	4,258,913

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
CNH Equipment Trust 1.370% due 07/15/20	$2,196,812	$2,194,659
1.440% due 12/15/21	8,260,000	8,205,105
1.480% due 04/15/21	1,650,000	1,644,908
2.400% due 02/15/23	1,300,000	1,307,107
DB Master Finance LLC 3.262% due 02/20/45 ~	9,408,438	9,485,501
Diamond Resorts Owner Trust 2.270% due 05/20/26 ~	588,438	585,419
2.540% due 05/20/27 ~	1,115,266	1,105,440
2.730% due 07/20/27 ~	489,272	486,553
2.990% due 05/22/28 ~	513,538	506,533
Discover Card Execution Note Trust 1.390% due 03/15/22	6,945,000	6,889,753
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 ~	3,779,711	3,793,498
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 ~	740,655	737,409
Enterprise Fleet Financing LLC 1.300% due 09/20/20 ~	1,680,022	1,678,896
1.590% due 02/22/21 ~	1,326,679	1,326,871
1.740% due 02/22/22 ~	4,035,496	4,032,318
1.830% due 09/20/21 ~	3,785,958	3,786,450
1.970% due 01/20/23 ~	1,510,000	1,511,178
2.090% due 02/22/21 ~	1,435,000	1,438,980
2.130% due 07/20/22 ~	1,095,000	1,097,209
Ford Credit Auto Owner Trust 1.600% due 06/15/21	2,640,000	2,632,796
2.030% due 12/15/27 ~	7,270,000	7,222,903
Ford Credit Floorplan Master Owner Trust 1.400% due 08/15/19	6,760,000	6,760,092
1.420% due 01/15/20	3,795,000	3,793,807
1.550% due 07/15/21	2,895,000	2,882,077
2.090% due 03/15/22 ~	7,600,000	7,633,364
2.250% due 05/15/22	7,245,000	7,249,393
GM Financial Automobile Leasing Trust 1.620% due 09/20/19	1,875,000	1,873,982
1.690% due 03/20/19	2,765,000	2,766,867
1.760% due 03/20/20	1,755,000	1,753,735
2.020% due 09/21/20	6,370,000	6,365,310
2.260% due 08/20/20	455,000	456,432
2.500% due 06/20/19	3,175,000	3,182,663
3.010% due 03/20/20	3,150,000	3,165,777
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 ~	1,610,000	1,610,254
1.960% due 05/17/21 ~	5,755,000	5,766,811
2.220% due 05/15/20 ~	1,660,000	1,661,072
2.410% due 05/17/21 ~	610,000	613,954
2.850% due 05/17/21 ~	235,000	235,290
2.970% due 01/18/22 ~	1,585,000	1,594,486
GreatAmerica Leasing Receivables Funding LLC 1.720% due 04/22/19 ~	200,000	199,927
1.730% due 06/20/19 ~	1,635,000	1,634,036
2.060% due 06/22/20 ~	185,000	185,301
Halcyon Loan Advisors Funding Ltd (Cayman) 3.013% due 10/22/25 #	2,645,000	2,645,000
Hilton Grand Vacations Trust 1.770% due 11/25/26 ~	1,171,190	1,153,332
2.660% due 12/26/28 ~	649,616	650,326
2.960% due 12/26/28 § ~	443,752	445,817
Honda Auto Receivables Owner Trust 1.330% due 11/18/22	5,380,000	5,321,601
Hyundai Auto Lease Securitization Trust 1.600% due 07/15/19 ~	810,000	810,297
1.650% due 07/15/20 ~	2,140,000	2,134,913
1.680% due 04/15/20 ~	190,000	189,914
1.970% due 07/15/20 ~	9,735,000	9,749,445
Hyundai Auto Receivables Trust 1.450% due 11/15/22	5,275,000	5,203,102
2.380% due 04/17/23	895,000	898,895

	Principal Amount	Value
John Deere Owner Trust 1.250% due 06/15/20	$1,705,000	$1,697,768
1.320% due 06/17/19	987,863	987,569
1.360% due 04/15/20	1,615,000	1,611,665
1.490% due 05/15/23	1,110,000	1,105,317
Kubota Credit Owner Trust 1.500% due 07/15/20 ~	1,500,000	1,491,184
1.540% due 03/15/19 ~	6,606,178	6,607,303
1.670% due 07/15/20 ~	2,790,000	2,792,151
Madison Park Funding XIV Ltd (Cayman) 2.276% due 07/20/26 § ~	2,870,000	2,875,257
Mercedes-Benz Auto Lease Trust 1.520% due 03/15/19	1,875,000	1,875,473
Mercedes-Benz Master Owner Trust 1.459% due 05/16/21 § ~	8,900,000	8,902,423
MMAF Equipment Finance LLC 0.870% due 01/08/19 ~	2,234,345	2,231,536
1.390% due 10/16/19 ~	1,419,209	1,417,805
1.480% due 06/15/20 ~	1,530,000	1,525,050
1.730% due 05/18/20 ~	865,000	865,105
MVW Owner Trust 2.150% due 04/22/30 ~	343,503	342,526
2.250% due 09/22/31 ~	1,159,566	1,152,334
2.520% due 12/20/32 ~	379,954	378,320
Nationstar HECM Loan Trust 2.013% due 08/25/26 ~	377,207	376,872
2.239% due 06/25/26 § ~	498,127	498,244
2.981% due 02/25/26 § ~	173,619	173,887
Neuberger Berman CLO XIX Ltd (Cayman) 2.354% due 07/15/27 § # ~	680,000	680,000
Nissan Auto Lease Trust 1.610% due 01/18/22	2,645,000	2,639,960
1.650% due 10/15/21	9,980,000	9,980,723
Nissan Auto Receivables Owner Trust 1.180% due 01/15/21	3,075,000	3,053,607
Nissan Master Owner Trust Receivables 1.440% due 01/15/20	7,380,000	7,376,872
1.540% due 06/15/21	2,670,000	2,656,373
OZLM VIII Ltd (Cayman) 2.598% due 10/17/26 § ~	4,315,000	4,315,024
Santander Drive Auto Receivables Trust 2.100% due 06/15/21	315,000	314,887
2.470% due 12/15/20	1,020,000	1,026,263
2.580% due 05/16/22	380,000	380,189
3.490% due 05/17/21	2,065,000	2,102,842
3.530% due 08/16/21	1,465,000	1,495,033
3.650% due 12/15/21	1,405,000	1,436,808
Sierra Receivables Funding Co LLC 2.910% due 03/20/34 ~	825,777	833,569
Sierra Timeshare Receivables Funding LLC 2.050% due 06/20/31 § ~	561,476	560,743
2.300% due 10/20/31 ~	784,567	784,689
2.330% due 07/20/33 ~	780,494	780,363
2.400% due 03/22/32 ~	1,435,757	1,436,884
2.430% due 06/20/32 ~	792,769	792,142
2.430% due 10/20/33 ~	3,149,919	3,126,173
2.580% due 09/20/32 ~	940,242	943,310
SLM Student Loan Trust 1.616% due 03/25/25 §	3,677,254	3,626,520
2.656% due 04/25/23 §	807,182	825,123
2.806% due 07/25/22 §	99,120	101,646
2.856% due 07/25/23 §	1,068,476	1,098,497
SMART ABS Trust (Australia) 1.450% due 08/14/19	4,965,398	4,943,136
1.660% due 08/14/19	2,583,012	2,577,427
Springleaf Funding Trust 2.900% due 11/15/29 ~	1,115,000	1,120,974
Synchrony Credit Card Master Note Trust 1.600% due 04/15/21	3,315,000	3,316,083
1.690% due 03/15/21	4,340,000	4,334,419

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
1.910% due 11/15/20	$2,250,000	$2,250,271
2.370% due 03/15/23	3,894,000	3,934,924
2.640% due 03/15/23	3,545,000	3,571,762
Towd Point Mortgage Trust 2.250% due 04/25/56 § ~	2,057,559	2,056,467
2.250% due 07/25/56 § ~	1,557,089	1,554,169
2.750% due 02/25/55 § ~	782,435	790,221
2.750% due 04/25/55 § ~	1,568,406	1,584,259
2.750% due 05/25/55 § ~	1,432,210	1,446,819
2.750% due 08/25/55 § ~	1,038,138	1,047,737
2.750% due 04/25/57 § ~	2,046,712	2,068,727
3.000% due 02/25/55 § ~	960,028	970,405
USAA Auto Owner Trust 1.960% due 11/15/22	575,000	574,173
Verizon Owner Trust 2.220% due 12/20/21 ~	8,620,000	8,628,478
2.450% due 09/20/21 ~	645,000	650,102
2.650% due 09/20/21 ~	865,000	871,379
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21	5,895,000	5,890,466
Volkswagen Credit Auto Master Trust 1.400% due 07/22/19 ~	4,130,000	4,129,670
Volvo Financial Equipment LLC 1.670% due 02/18/20 ~	815,000	815,574
Wells Fargo Dealer Floorplan Master Note Trust 1.592% due 07/20/19 §	6,760,000	6,760,841
1.662% due 10/20/19 §	6,980,000	6,986,253
Wendys Funding LLC 3.371% due 06/15/45 ~	5,133,563	5,191,821
Wheels SPV LLC 1.270% due 04/22/24 ~	381,962	381,504
1.590% due 05/20/25 ~	1,065,018	1,065,131
World Omni Auto Receivables Trust 1.300% due 02/15/22	4,885,000	4,845,277
World Omni Automobile Lease Securitization Trust 1.450% due 08/15/19	2,855,000	2,844,949
1.940% due 12/15/20	6,855,000	6,855,577

Total Asset-Backed Securities (Cost $469,341,990)		468,545,750

U.S. TREASURY OBLIGATIONS - 16.4%

U.S. Treasury Notes - 16.4%

0.750% due 07/15/19	1,750,000	1,727,612
1.000% due 11/15/19	63,645,000	62,982,456
1.250% due 04/30/19	235,170,000	234,627,933
1.625% due 11/30/20	47,190,000	47,163,290
1.750% due 09/30/19 ‡	10,055,000	10,129,628

		356,630,919

Total U.S. Treasury Obligations (Cost $357,492,405)		356,630,919

MUNICIPAL BONDS - 0.1%

State Board of Administration Finance Corp FL ‘A’ 2.163% due 07/01/19	2,230,000	2,244,807

Total Municipal Bonds (Cost $2,230,000)		2,244,807

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 2.5%

Commercial Paper - 1.5%

AXA Financial Inc 1.596% due 07/24/17	$10,000,000	$9,990,553
Ford Motor Credit Co LLC 1.806% due 09/01/17	9,240,000	9,215,616
Manhattan Asset Funding Co LLC 1.565% due 09/06/17	9,155,000	9,133,159
VW Credit Inc (Germany) 1.806% due 09/18/17	4,840,000	4,823,598

		33,162,926

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $22,846,915; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $23,305,477)	22,846,687	22,846,687

Total Short-Term Investments (Cost $55,999,451)		56,009,613

TOTAL INVESTMENTS - 100.2% (Cost $2,182,854,026)		2,184,341,391

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(3,597,559)

NET ASSETS - 100.0%		$2,180,743,832

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Corporate Bonds & Notes	47.4%
Asset-Backed Securities	21.5%
U.S. Treasury Obligations	16.4%
Mortgage-Backed Securities	12.3%
Others (each less than 3.0%)	2.6%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	As of June 30, 2017, an investment with a value of $724,336 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (09/17)	1,427	($245,264)

Short Futures Outstanding
U.S. Treasury 10-Year Notes (09/17)	236	86,656

Total Futures Contracts		($158,608)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SHORT DURATION BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,033,551,135	$-	$1,033,551,135	$-
	Mortgage-Backed Securities	267,359,167	-	267,359,167	-
	Asset-Backed Securities	468,545,750	-	468,545,750	-
	U.S. Treasury Obligations	356,630,919	-	356,630,919	-
	Municipal Bonds	2,244,807	-	2,244,807	-
	Short-Term Investments	56,009,613	-	56,009,613	-
	Derivatives:
	Interest Rate Contracts
	Futures	86,656	86,656	-	-

	Total Assets	2,184,428,047	86,656	2,184,341,391	-

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(245,264)	(245,264)	-	-

	Total Liabilities	(245,264)	(245,264)	-	-

	Total	$2,184,182,783	($158,608)	$2,184,341,391	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 20.7%

Azerbaijan - 0.6%

Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	$1,100,000	$1,193,720
State Oil Co of the Azerbaijan Republic 4.750% due 03/13/23 ~	327,000	315,277
6.950% due 03/18/30 ~	680,000	716,122

		2,225,119

Barbados - 0.1%

Columbus Cable Barbados Ltd 7.375% due 03/30/21 ~	350,000	372,313

Brazil - 1.6%

Braskem America Finance Co 7.125% due 07/22/41 ~	220,000	235,059
Marfrig Holdings Europe BV 6.875% due 06/24/19 ~	300,000	307,125
8.000% due 06/08/23 ~	420,000	427,434
Minerva Luxembourg SA 6.500% due 09/20/26 ~	245,000	239,487
Petrobras Global Finance BV 5.375% due 01/27/21	1,650,000	1,681,680
6.250% due 03/17/24	260,000	265,590
6.850% due 06/05/15	320,000	284,000
6.875% due 01/20/40	490,000	465,500
8.750% due 05/23/26	145,000	167,113
QGOG Atlantic 5.250% due 07/30/19 ~	947,340	926,025
Vale Overseas Ltd 6.875% due 11/21/36	390,000	420,225
6.875% due 11/10/39	400,000	431,000

		5,850,238

Chile - 1.2%

Banco del Estado de Chile 3.875% due 02/08/22 ~	250,000	261,412
Corp Nacional del Cobre de Chile 3.750% due 11/04/20 ~	410,000	428,464
3.875% due 11/03/21 ~	450,000	470,726
4.250% due 07/17/42 ~	403,000	394,327
4.875% due 11/04/44 ~	1,005,000	1,074,892
5.625% due 10/18/43 ~	721,000	847,879
Empresa Nacional del Petroleo 3.750% due 08/05/26 ~	600,000	597,732
VTR Finance BV 6.875% due 01/15/24 ~	450,000	478,125

		4,553,557

China - 1.1%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	890,000	904,776
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	460,000	476,782
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	330,000	357,675
Franshion Development Ltd 6.750% due 04/15/21 ~	600,000	673,316
Sinochem Overseas Capital Co Ltd 4.500% due 11/12/20 ~	710,000	749,942
6.300% due 11/12/40 ~	295,000	381,221
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	280,000	312,156

		3,855,868

	Principal Amount	Value
Colombia - 0.2%

Banco de Bogota SA 6.250% due 05/12/26 ~	$327,000	$349,112
Ecopetrol SA 7.625% due 07/23/19	325,000	359,937

		709,049

Costa Rica - 0.3%

Banco de Costa Rica 5.250% due 08/12/18 ~	290,000	297,105
Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	540,000	569,700
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	430,000	386,110

		1,252,915

Ecuador - 0.8%

EP PetroEcuador 6.925% due 09/24/19 § ~	3,012,632	3,020,163

Georgia - 0.1%

Georgian Railway JSC 7.750% due 07/11/22 ~	450,000	496,339

Hong Kong - 0.1%

Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	460,000	493,113

Indonesia - 0.8%

Majapahit Holding BV 7.750% due 01/20/20 ~	350,000	392,000
8.000% due 08/07/19 ~	420,000	467,796
P.T. Pertamina Persero 6.000% due 05/03/42 ~	372,000	402,505
P.T. Perusahaan Listrik Negara 5.250% due 05/15/47 ~	443,000	444,936
5.500% due 11/22/21 ~	1,033,000	1,128,553

		2,835,790

Jamaica - 0.9%

Digicel Group Ltd 7.125% due 04/01/22 ~	300,000	262,890
8.250% due 09/30/20 ~	2,825,000	2,651,686
Digicel Ltd 6.000% due 04/15/21 ~	380,000	365,750

		3,280,326

Kazakhstan - 2.1%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	1,037,000	1,041,988
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	901,000	960,574
Kazakhstan Temir Zholy National Co JSC 6.375% due 10/06/20 ~	308,000	331,867
Kazkommertsbank JSC 5.500% due 12/21/22 ~	300,000	288,752
8.500% due 05/11/18 ~	550,000	566,849
KazMunayGas National Co JSC 5.750% due 04/30/43 ~	612,000	594,742
6.375% due 04/09/21 ~	470,000	511,677
7.000% due 05/05/20 ~	503,000	547,762
9.125% due 07/02/18 ~	510,000	540,391
Zhaikmunai LLP 6.375% due 02/14/19 ~	1,060,000	1,067,577
7.125% due 11/13/19 ~	1,200,000	1,218,727

		7,670,906

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Luxembourg - 0.3%

Altice Financing SA 6.625% due 02/15/23 ~	$300,000	$319,032
7.500% due 05/15/26 ~	320,000	356,000
Millicom International Cellular SA 6.000% due 03/15/25 ~	325,000	342,280

		1,017,312

Malaysia - 0.4%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	370,000	397,873
Petronas Capital Ltd 5.250% due 08/12/19 ~	475,000	505,692
7.875% due 05/22/22 ~	190,000	235,283
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	425,000	460,317

		1,599,165

Mexico - 1.6%

Cemex SAB de CV 7.750% due 04/16/26 ~	400,000	458,500
Comision Federal de Electricidad 4.875% due 01/15/24 ~	590,000	626,137
5.750% due 02/14/42 ~	645,000	661,931
Petroleos Mexicanos 5.500% due 06/27/44	189,000	168,021
5.625% due 01/23/46	747,000	665,017
6.000% due 03/05/20	210,000	225,645
6.500% due 06/02/41	511,000	509,978
6.750% due 09/21/47	1,103,000	1,116,655
6.875% due 08/04/26	860,000	955,030
7.190% due 09/12/24 ~	MXN 11,000,000	549,917

		5,936,831

Netherlands - 0.5%

GTH Finance BV 6.250% due 04/26/20 ~	$470,000	498,178
New World Resources NV 9.000% PIK due 04/07/20 * Y ~ +	EUR 1,128,033	-
VimpelCom Holdings BV 3.950% due 06/16/21 ~	$500,000	501,000
4.950% due 06/16/24 ~	700,000	703,906

		1,703,084

Peru - 0.2%

Petroleos del Peru SA 5.625% due 06/19/47 ~	447,000	453,705
VM Holding SA 5.375% due 05/04/27 ~	300,000	303,600

		757,305

Philippines - 0.4%

Development Bank of the Philippines 5.500% due 03/25/21 ~	500,000	552,483
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	845,000	1,091,315

		1,643,798

Russia - 1.8%

Credit Bank of Moscow 5.875% due 11/07/21 ~	900,000	930,920
Gazprom Neft OAO 4.375% due 09/19/22 ~	1,113,000	1,133,364
Gazprom OAO 8.625% due 04/28/34 ~	285,000	380,988
9.250% due 04/23/19 ~	201,000	223,563
Sberbank of Russia 5.250% due 05/23/23 ~	960,000	989,760

	Principal Amount	Value
SCF Capital Designated Activity Co 5.375% due 06/16/23 ~	$704,000	$729,520
Vnesheconombank 5.450% due 11/22/17 ~	310,000	313,909
5.942% due 11/21/23 ~	980,000	1,053,301
6.025% due 07/05/22 ~	426,000	457,522
6.902% due 07/09/20 ~	236,000	256,920

		6,469,767

Saudi Arabia - 0.4%

Acwa Power Management & Investments One Ltd 5.950% due 12/15/39 ~	350,000	357,875
KSA Sukuk Ltd 2.894% due 04/20/22 ~	960,000	962,715

		1,320,590

Singapore - 0.1%

Puma International Financing SA 6.750% due 02/01/21 ~	300,000	310,665

South Africa - 1.0%

Eskom Holdings SOC Ltd 5.750% due 01/26/21 ~	2,071,000	2,095,968
6.750% due 08/06/23 ~	913,000	933,428
7.125% due 02/11/25 ~	630,000	644,175

		3,673,571

Ukraine - 0.5%

MHP SA 8.250% due 04/02/20 ~	685,000	725,566
Oschadbank 9.625% due 03/20/25 ~	280,000	287,350
Ukraine Railways 9.875% due 09/15/21 ~	245,000	249,432
Ukreximbank 9.750% due 01/22/25 ~	461,000	472,986

		1,735,334

United Arab Emirates - 0.1%

Emirates Airline 4.500% due 02/06/25 ~	213,332	216,331

Venezuela - 3.5%

Petroleos de Venezuela SA 5.375% due 04/12/27 ~	432,000	156,600
8.500% due 11/02/17 ~	299,833	263,104
8.500% due 10/27/20 ~	15,344,000	11,101,384
9.000% due 11/17/21 ~	960,581	471,885
9.750% due 05/17/35 ~	1,153,498	540,991
12.750% due 02/17/22 ~	492,000	277,980

		12,811,944

Total Corporate Bonds & Notes (Cost $73,728,276)		75,811,393

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Netherlands - 0.0%

New World Resources NV 4.000% Cash or 8.000% PIK due 10/07/20 * Y ~ +	EUR 1,169,991	-

Total Convertible Corporate Bonds & Notes (Cost $919,695)		-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SENIOR LOAN NOTES - 1.1%

United Arab Emirates - 1.1%

Dubai Drydocks LLC
0.100% due 10/18/27 §	$2,380,503	$443,964
4.000% due 10/18/17 §	1,290,363	1,053,797
Term B 4.000% due 10/18/17 §	EUR 184,397	150,591
Tranche B 0.100% due 10/18/27 §	$906,759	169,111
Dubai World Term B1 2.000% Cash or 1.750% PIK due 09/30/18 §	2,259,127	2,070,874

		3,888,337

Total Senior Loan Notes (Cost $4,205,895)		3,888,337

FOREIGN GOVERNMENT BONDS & NOTES - 70.7%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	650,000	686,075

Argentina - 2.2%

Argentina Bonar 21.960% due 04/03/22 §	ARS 15,952,700	887,683
22.420% due 03/11/19 §	6,145,000	366,274
Argentina POM Politica Monetaria 26.250% due 06/21/20 §	11,875,000	739,537
Argentine Bonos del Tesoro 21.200% due 09/19/18	4,890,000	298,085
22.750% due 03/05/18	20,120,220	1,224,613
Argentine Republic Government 2.500% due 12/31/38 §	$1,976,197	1,296,385
6.875% due 04/22/21	910,000	977,340
7.500% due 04/22/26	1,245,000	1,341,487
8.280% due 12/31/33	795,857	881,885

		8,013,289

Belarus - 1.7%

Republic of Belarus 6.875% due 02/28/23 ~	1,360,000	1,392,130
7.625% due 06/29/27 ~	1,050,000	1,074,408
8.950% due 01/26/18 ~	3,659,000	3,763,282

		6,229,820

Brazil - 9.9%

Banco Nacional de Desenvolvimento Economico e Social 4.750% due 05/09/24 ~	447,000	438,060
6.500% due 06/10/19 ~	458,000	488,347
Brazil Letras do Tesouro Nacional 9.492% due 01/01/20	BRL 19,132,000	4,600,729
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	41,174,000	12,454,821
10.000% due 01/01/23	15,284,000	4,567,710
10.000% due 01/01/25	8,174,000	2,413,068
10.000% due 01/01/27	22,165,000	6,509,287
Brazilian Government 2.625% due 01/05/23	$600,000	557,250
4.250% due 01/07/25	854,000	840,123
4.875% due 01/22/21	385,000	404,058
5.000% due 01/27/45	431,000	379,280
5.625% due 01/07/41	251,000	242,215
5.625% due 02/21/47	474,000	453,855
6.000% due 04/07/26	487,000	526,691

	Principal Amount	Value
7.125% due 01/20/37	$464,000	$532,440
8.250% due 01/20/34	359,000	450,545
8.875% due 04/15/24	280,000	352,800

		36,211,279

Colombia - 3.2%

Colombia Government 3.875% due 04/25/27	659,000	665,755
4.000% due 02/26/24	550,000	572,275
5.000% due 06/15/45	660,000	667,260
5.625% due 02/26/44	729,000	800,442
6.125% due 01/18/41	1,255,000	1,453,290
7.375% due 09/18/37	470,000	606,770
8.125% due 05/21/24	695,000	888,036
11.750% due 02/25/20	630,000	784,350
Colombian TES 7.000% due 09/11/19	COP 5,151,800,000	1,751,406
7.000% due 05/04/22	8,139,300,000	2,805,518
11.000% due 07/24/20	2,142,200,000	812,505

		11,807,607

Costa Rica - 0.1%

Costa Rica Government 4.250% due 01/26/23 ~	$371,000	363,116

Croatia - 1.1%

Croatia Government 6.000% due 01/26/24 ~	1,270,000	1,425,061
6.375% due 03/24/21 ~	894,000	994,514
6.625% due 07/14/20 ~	1,025,000	1,131,409
6.750% due 11/05/19 ~	530,000	577,583

		4,128,567

Dominican Republic - 2.0%

Dominican Republic 5.500% due 01/27/25 ~	1,280,000	1,328,000
5.875% due 04/18/24 ~	949,000	1,003,321
6.600% due 01/28/24 ~	505,000	557,394
6.850% due 01/27/45 ~	1,190,000	1,273,300
6.875% due 01/29/26 ~	1,290,000	1,446,412
7.450% due 04/30/44 ~	580,000	664,100
7.500% due 05/06/21 ~	895,000	991,213

		7,263,740

Ecuador - 4.5%

Ecuador Government 7.950% due 06/20/24 ~	2,414,000	2,269,160
8.750% due 06/02/23 ~	1,993,000	1,968,087
9.625% due 06/02/27 ~	1,095,000	1,097,738
9.650% due 12/13/26 ~	1,062,000	1,065,929
10.500% due 03/24/20 ~	5,876,000	6,199,180
10.750% due 03/28/22 ~	3,636,000	3,890,520

		16,490,614

Egypt - 0.8%

Egypt Government 6.125% due 01/31/22 ~	440,000	450,212
6.875% due 04/30/40 ~	170,000	161,663
7.500% due 01/31/27 ~	970,000	1,032,017
8.500% due 01/31/47 ~	1,050,000	1,134,567

		2,778,459

El Salvador - 0.6%

El Salvador Government 5.875% due 01/30/25 ~	270,000	243,675
6.375% due 01/18/27 ~	175,000	158,813
7.375% due 12/01/19 ~	240,000	243,900
7.625% due 02/01/41 ~	808,000	754,082
7.650% due 06/15/35 ~	240,000	225,900

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
8.250% due 04/10/32 ~	$225,000	$224,122
8.625% due 02/28/29 ~	230,000	239,775

		2,090,267

Ethiopia - 0.5%

Ethiopia International 6.625% due 12/11/24 ~	1,709,000	1,698,361

Gabon - 0.4%

Gabon Government 6.375% due 12/12/24 ~	1,447,300	1,412,898

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	610,000	680,150

Ghana - 0.1%

Ghana Government 9.250% due 09/15/22 ~	370,000	399,885

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	860,000	887,950

Hungary - 1.6%

Hungary Government 5.375% due 02/21/23	1,444,000	1,609,042
5.375% due 03/25/24	768,000	865,853
5.500% due 06/24/25	HUF 168,330,000	748,521
5.750% due 11/22/23	$1,356,000	1,552,962
7.625% due 03/29/41	684,000	1,021,617

		5,797,995

India - 1.6%

Export-Import Bank of India 3.375% due 08/05/26 ~	410,000	402,156
4.000% due 01/14/23 ~	550,000	572,733
India Government 7.720% due 05/25/25	INR 295,000,000	4,798,499

		5,773,388

Indonesia - 3.1%

Indonesia Government 4.125% due 01/15/25 ~	$310,000	320,410
4.875% due 05/05/21 ~	466,000	501,653
5.125% due 01/15/45 ~	1,058,000	1,135,299
5.250% due 01/17/42 ~	413,000	447,433
5.250% due 01/08/47 ~	632,000	688,383
5.875% due 03/13/20 ~	193,000	211,206
5.950% due 01/08/46 ~	854,000	1,013,222
6.625% due 02/17/37 ~	366,000	454,275
7.750% due 01/17/38 ~	529,000	731,455
8.500% due 10/12/35 ~	330,000	475,865
Indonesia Treasury 5.625% due 05/15/23	IDR 3,184,000,000	224,908
7.000% due 05/15/22	6,368,000,000	484,976
7.500% due 08/15/32	2,700,000,000	205,526
8.250% due 07/15/21	20,408,000,000	1,614,341
8.375% due 09/15/26	20,455,000,000	1,696,717
8.750% due 05/15/31	2,859,000,000	242,299
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$340,000	351,492
4.550% due 03/29/26 ~	610,000	636,718

		11,436,178

	Principal Amount	Value
Ivory Coast - 0.8%

Ivory Coast Government 5.750% due 12/31/32 ~	$3,153,620	$3,037,330

Jamaica - 0.1%

Jamaica Government 7.875% due 07/28/45	430,000	507,400

Jordan - 0.1%

Jordan Government 5.750% due 01/31/27 ~	390,000	388,791

Kazakhstan - 0.9%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	800,000	798,920
Kazakhstan Government 4.875% due 10/14/44 ~	440,000	435,509
5.125% due 07/21/25 ~	960,000	1,044,696
6.500% due 07/21/45 ~	810,000	961,268

		3,240,393

Kenya - 0.1%

Kenya Government 6.875% due 06/24/24 ~	410,000	420,225

Kuwait - 0.1%

Kuwait Government 2.750% due 03/20/22 ~	450,000	452,138

Lebanon - 1.4%

Lebanon Government 5.150% due 11/12/18 ~	162,000	163,125
5.450% due 11/28/19 ~	473,000	476,141
6.000% due 01/27/23 ~	264,000	262,887
6.100% due 10/04/22 ~	836,000	839,386
6.200% due 02/26/25 ~	390,000	384,462
6.375% due 03/09/20	710,000	725,840
6.600% due 11/27/26 ~	907,000	910,523
6.750% due 11/29/27 ~	380,000	380,304
8.250% due 04/12/21 ~	849,000	918,389

		5,061,057

Malaysia - 1.3%

Malaysia Government 3.418% due 08/15/22	MYR 404,000	92,680
3.480% due 03/15/23	263,000	60,029
3.659% due 10/15/20	9,340,000	2,178,384
3.844% due 04/15/33	203,000	44,241
3.882% due 03/10/22	1,170,000	275,778
3.955% due 09/15/25	80,000	18,553
4.181% due 07/15/24	845,000	199,765
4.240% due 02/07/18	6,438,000	1,509,050
4.254% due 05/31/35	13,000	2,937
4.392% due 04/15/26	198,000	47,137
4.498% due 04/15/30	945,000	221,465

		4,650,019

Mexico - 6.7%

Mexican Bonos 5.750% due 03/05/26	MXN 36,840,000	1,897,015
6.500% due 06/10/21	228,220,000	12,538,629
7.750% due 05/29/31	24,270,000	1,433,205
7.750% due 11/23/34	35,210,000	2,085,546

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Mexican Udibonos 4.000% due 06/13/19 ^	MXN 69,649,624	$3,911,247
Mexico Government 4.350% due 01/15/47	$365,000	343,721
4.600% due 01/23/46	645,000	632,293
4.750% due 03/08/44	364,000	365,274
5.550% due 01/21/45	408,000	458,490
5.750% due 10/12/10	476,000	496,230
6.050% due 01/11/40	270,000	319,289

		24,480,939

Morocco - 0.6%

Morocco Government 4.250% due 12/11/22 ~	1,391,000	1,460,132
5.500% due 12/11/42 ~	657,000	730,420

		2,190,552

Namibia - 0.1%

Namibia Government 5.250% due 10/29/25 ~	350,000	361,191

Oman - 0.4%

Oman Government 4.750% due 06/15/26 ~	637,000	627,832
6.500% due 03/08/47 ~	730,000	747,305

		1,375,137

Pakistan - 1.3%

Pakistan Government 7.250% due 04/15/19 ~	1,026,000	1,082,491
8.250% due 04/15/24 ~	1,014,000	1,154,609
8.250% due 09/30/25 ~	758,000	871,647
The Second Pakistan International Sukuk Co Ltd 6.750% due 12/03/19 ~	860,000	908,918
The Third Pakistan International Sukuk Co Ltd 5.500% due 10/13/21 ~	647,000	675,436

		4,693,101

Panama - 0.9%

Panama Government 4.000% due 09/22/24	360,000	379,800
4.300% due 04/29/53	670,000	659,950
4.500% due 05/15/47	330,000	334,538
6.700% due 01/26/36	524,000	677,270
7.125% due 01/29/26	185,000	235,875
8.875% due 09/30/27	310,000	443,300
9.375% due 04/01/29	293,000	433,640

		3,164,373

Paraguay - 0.1%

Paraguay Government 4.625% due 01/25/23 ~	490,000	512,957

Peru - 2.6%

Fondo MIVIVIENDA SA 7.000% due 02/14/24 ~	PEN 3,780,000	1,207,993
Peruvian Government 5.625% due 11/18/50	$1,513,000	1,836,782
5.700% due 08/12/24 ~	PEN 2,805,000	899,931
6.350% due 08/12/28 ~	2,726,000	893,996
6.900% due 08/12/37 ~	2,431,000	822,228
6.950% due 08/12/31 ~	409,000	139,775
7.350% due 07/21/25	$1,177,000	1,540,105
8.200% due 08/12/26 ~	PEN 1,765,000	652,015
8.750% due 11/21/33	$1,072,000	1,645,520

		9,638,345

	Principal Amount	Value
Philippines - 1.2%

Philippine Government 4.950% due 01/15/21	PHP 14,000,000	$287,852
6.250% due 01/14/36	8,000,000	180,531
6.375% due 10/23/34	$589,000	793,608
7.750% due 01/14/31	720,000	1,039,769
9.500% due 02/02/30	855,000	1,373,452
10.625% due 03/16/25	360,000	555,341

		4,230,553

Poland - 1.4%

Republic of Poland Government 2.500% due 07/25/26	PLN 6,445,000	1,646,274
3.000% due 03/17/23	$204,000	207,811
3.250% due 07/25/25	PLN 6,315,000	1,719,676
4.000% due 10/25/23	4,048,000	1,163,336
5.000% due 03/23/22	$445,000	494,729

		5,231,826

Romania - 1.1%

Romanian Government 4.375% due 08/22/23 ~	1,696,000	1,801,703
6.125% due 01/22/44 ~	140,000	178,325
6.750% due 02/07/22 ~	1,782,000	2,069,996

		4,050,024

Russia - 2.2%

Russian Federal 5.250% due 06/23/47 ~	1,000,000	1,008,035
7.400% due 12/07/22	RUB 21,907,000	366,992
7.500% due 08/18/21	184,898,000	3,102,273
7.750% due 09/16/26	150,503,000	2,567,292
8.500% due 09/17/31	53,191,000	958,520

		8,003,112

Saudi Arabia - 0.1%

Saudi Government 4.500% due 10/26/46 ~	$250,000	255,264

Senegal - 0.2%

Senegal Government 6.250% due 05/23/33 ~	410,000	417,180
8.750% due 05/13/21 ~	328,000	375,296

		792,476

Serbia - 0.2%

Serbia Government 4.875% due 02/25/20 ~	610,000	636,540
7.250% due 09/28/21 ~	250,000	289,202

		925,742

South Africa - 3.8%

Republic of South Africa Government 4.300% due 10/12/28	1,650,000	1,545,626
4.875% due 04/14/26	740,000	743,399
5.000% due 10/12/46	430,000	398,251
7.000% due 02/28/31	ZAR 35,890,190	2,248,716
7.750% due 02/28/23	21,771,000	1,632,763
8.000% due 01/31/30	18,858,000	1,305,870
8.250% due 03/31/32	14,456,000	998,455
8.500% due 01/31/37	13,309,000	905,740
8.750% due 01/31/44	20,931,000	1,428,321
8.750% due 02/28/48	34,568,380	2,358,947
10.500% due 12/21/26	4,262,000	361,679

		13,927,767

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Sri Lanka - 0.1%

Sri Lanka Government 6.200% due 05/11/27 ~	$248,000	$248,225
6.825% due 07/18/26 ~	246,000	259,758

		507,983

Suriname - 0.2%

Republic of Suriname 9.250% due 10/26/26 ~	591,000	608,730

Thailand - 0.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 11,642,881	322,659
3.400% due 06/17/36	20,419,000	626,083

		948,742

Turkey - 3.1%

Turkey Government 3.000% due 02/23/22 ^	TRY 2,548,795	738,172
3.250% due 03/23/23	$350,000	328,972
4.875% due 04/16/43	355,000	315,684
5.625% due 03/30/21	152,000	161,458
5.750% due 03/22/24	460,000	487,423
6.000% due 03/25/27	350,000	373,154
6.000% due 01/14/41	365,000	374,789
6.250% due 09/26/22	320,000	348,361
6.750% due 04/03/18	776,000	801,088
6.750% due 05/30/40	275,000	307,177
6.875% due 03/17/36	166,000	187,028
7.000% due 03/11/19	208,000	221,965
7.000% due 06/05/20	251,000	274,861
7.375% due 02/05/25	575,000	666,981
7.500% due 07/14/17	472,000	472,736
7.500% due 11/07/19	235,000	257,672
9.400% due 07/08/20	TRY 3,093,000	857,103
10.600% due 02/11/26	3,272,000	949,252
10.700% due 02/17/21	11,065,000	3,170,010

		11,293,886

Ukraine - 0.5%

Ukraine Government 7.750% due 09/01/20 ~	$110,000	112,887
7.750% due 09/01/22 ~	243,000	244,779
7.750% due 09/01/23 ~	423,000	419,811
7.750% due 09/01/24 ~	267,000	262,399
7.750% due 09/01/25 ~	427,000	417,872
7.750% due 09/01/27 ~	507,000	492,201

		1,949,949

United Arab Emirates - 0.2%

Abu Dhabi Government 3.125% due 05/03/26 ~	240,000	243,564
Emirate of Dubai Government 5.250% due 01/30/43 ~	477,000	476,404

		719,968

Uruguay - 1.0%

Uruguay Government 4.125% due 11/20/45	443,086	409,855
4.500% due 08/14/24	856,120	932,315
5.100% due 06/18/50	385,000	393,181
7.625% due 03/21/36	503,000	681,565
7.875% due 01/15/33	677,000	924,105
9.875% due 06/20/22 ~	UYU 12,060,000	434,824

		3,775,845

	Principal Amount	Value
Venezuela - 2.5%

Venezuela Government 6.000% due 12/09/20 ~	$465,000	$211,575
7.650% due 04/21/25 ~	366,000	156,465
7.750% due 10/13/19 ~	778,000	398,725
8.250% due 10/13/24 ~	1,788,000	777,780
9.000% due 05/07/23 ~	723,000	323,542
9.250% due 09/15/27	768,000	384,000
9.250% due 05/07/28 ~	1,200,000	535,500
11.750% due 10/21/26 ~	4,718,600	2,453,672
11.950% due 08/05/31 ~	6,867,900	3,502,629
12.750% due 08/23/22 ~	824,000	447,020

		9,190,908

Vietnam - 0.5%

Vietnam Government 4.800% due 11/19/24 ~	746,000	785,859
6.750% due 01/29/20 ~	895,000	977,538

		1,763,397

Zambia - 0.6%

Zambia Government 8.500% due 04/14/24 ~	470,000	491,790
8.970% due 07/30/27 ~	1,760,000	1,879,152

		2,370,942

Total Foreign Government Bonds & Notes (Cost $254,149,814)		258,870,700

SHORT-TERM INVESTMENTS - 3.5%

Foreign Government Issues - 0.5%

Egypt Treasury Bills 19.099% due 11/14/17	EGP 25,000,000	1,291,069
19.450% due 11/21/17	4,425,000	227,686
19.651% due 10/10/17	3,350,000	176,224
19.651% due 12/12/17	2,950,000	149,743

		1,844,722

Repurchase Agreement - 3.0%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $11,026,279; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $11,247,203)	$11,026,169	11,026,169

Total Short-Term Investments (Cost $12,870,509)		12,870,891

TOTAL INVESTMENTS - 96.0% (Cost $345,874,189)		351,441,321

OTHER ASSETS & LIABILITIES, NET - 4.0%		14,609,283

NET ASSETS - 100.0%		$366,050,604

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	70.7%
Corporate Bonds & Notes	20.7%
Short-Term Investments	3.5%
Others (each less than 3.0%)	1.1%

96.0%
Other Assets & Liabilities, Net	4.0%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Brazil	11.5%
Mexico	8.3%
Venezuela	6.0%
Ecuador	5.3%
South Africa	4.8%
Russia	4.0%
Indonesia	3.9%
Colombia	3.4%
Turkey	3.1%
United States (Includes Short-Term Investments)	3.0%
Kazakhstan	3.0%
Others (each less than 3.0%)	39.7%

96.0%
Other Assets & Liabilities, Net	4.0%

100.0%

(c)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	15,852,523	USD	979,004	07/17	BNP	($37,788)
ARS	23,184,900	USD	1,385,000	07/17	CIT	(8,437)
ARS	759,813	USD	44,959	07/17	CIT	153
BRL	4,874,535	USD	1,490,000	07/17	ABN	(18,620)
BRL	40,023,233	USD	12,098,190	07/17	BRC	(17,164)
BRL	35,514,782	USD	10,751,629	07/17	GSC	(31,480)
BRL	30,959,360	USD	9,418,299	07/17	MER	(73,205)
BRL	8,697,789	USD	2,621,000	07/17	MER	4,430
BRL	40,023,233	USD	12,098,190	07/17	MSC	(17,164)
BRL	1,413,338	USD	425,000	08/17	ABN	(887)
BRL	40,023,233	USD	11,988,388	08/17	BRC	21,744
BRL	40,023,233	USD	11,985,336	08/17	MSC	24,795
CLP	1,205,786,400	USD	1,820,000	07/17	ABN	(4,833)
CLP	2,615,963,771	USD	4,008,833	07/17	BNP	(70,812)
CLP	232,754,250	USD	345,000	07/17	BNP	5,384
CLP	246,864,000	USD	370,000	07/17	CSF	1,624
CLP	122,886,250	USD	185,000	07/17	DUB	(9)
CNY	62,114,075	USD	9,051,231	09/17	MER	59,378
COP	35,177,738,323	USD	12,076,535	07/17	ABN	(574,917)
CZK	12,851,090	EUR	479,751	09/17	JPM	14,410
CZK	176,820,600	EUR	6,600,000	09/17	MER	199,396
CZK	14,633,028	USD	628,000	07/17	BNP	12,902
CZK	51,430,343	USD	2,213,867	07/17	GSC	38,697
CZK	51,430,344	USD	2,232,704	08/17	SCB	24,126
CZK	65,283,285	USD	2,641,265	01/18	BNP	252,177
CZK	43,523,398	USD	1,763,437	01/18	CIT	165,577
CZK	31,432,023	USD	1,273,041	01/18	SCB	120,068
EUR	782,754	CZK	21,021,649	09/17	JPM	(25,882)
EUR	2,940,000	CZK	77,627,290	09/17	MER	(38,850)
EUR	1,571,064	CZK	41,379,488	01/18	BRC	(21,537)
EUR	3,117,666	USD	3,462,445	07/17	BNP	103,136
EUR	96,992	USD	107,410	07/17	CIT	3,517
EUR	2,765,000	USD	3,016,836	07/17	MER	145,411
EUR	566,051	USD	623,370	07/17	SCB	24,005
HUF	1,324,605,861	USD	4,827,633	07/17	BNP	76,013
HUF	129,698,953	USD	472,440	07/17	CSF	7,701
HUF	309,392,537	USD	1,082,614	07/17	DUB	62,747
HUF	286,334,762	USD	1,043,728	07/17	MER	16,273
HUF	9,258,150	USD	34,135	08/17	BNP	182
HUF	1,204,044,151	USD	4,394,798	08/17	DUB	68,278
IDR	18,166,950,000	USD	1,350,000	07/17	ANZ	9,070
IDR	518,222,702	USD	38,554	07/17	BNP	214
IDR	59,000,000,000	USD	4,407,590	07/17	GSC	6,202
ILS	8,077,025	USD	2,220,138	07/17	BNP	97,495
INR	715,498,826	USD	10,956,298	07/17	BNP	83,778
KRW	17,567,330,721	USD	15,554,569	07/17	ANZ	(208,623)
MXN	226,804,055	USD	11,948,298	07/17	BNP	497,159
MXN	48,714,800	USD	2,580,000	07/17	DUB	93,135
MXN	11,518,750	USD	637,797	07/17	MER	(5,727)
MXN	97,063,419	USD	5,021,387	07/17	SCB	304,790

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PEN	10,653,750	USD	3,256,832	07/17	BNP	$17,408
PEN	5,610,704	USD	1,704,604	07/17	GSC	19,746
PHP	44,728,167	USD	892,083	07/17	MER	(7,865)
PLN	6,774,332	USD	1,812,690	07/17	BNP	15,186
PLN	10,512,612	USD	2,786,339	07/17	CIT	50,213
PLN	3,066,895	USD	826,790	07/17	CSF	731
PLN	24,567,780	USD	6,568,439	07/17	HSB	60,531
PLN	3,058,631	USD	826,780	07/17	MER	(1,489)
PLN	4,188,699	USD	1,118,000	08/17	MER	12,033
PLN	35,380,578	USD	9,445,337	09/17	CSF	98,925
RON	9,742,486	USD	2,341,606	07/17	BNP	101,047
RON	13,918,237	USD	3,425,859	07/17	CIT	63,746
RUB	620,139,059	USD	10,847,982	07/17	CSF	(386,391)
RUB	11,855,654	USD	206,000	07/17	GSC	(5,998)
RUB	211,087,587	USD	3,649,344	07/17	HSB	(88,350)
RUB	590,610	USD	9,918	07/17	HSB	46
RUB	90,061,133	USD	1,561,961	07/17	MSC	(42,653)
SGD	4,985,327	USD	3,615,700	07/17	BNP	6,801
SGD	4,701,138	USD	3,413,300	07/17	HSB	2,700
THB	317,763,245	USD	9,191,879	07/17	MSC	162,353
THB	27,536,600	USD	810,782	09/17	MSC	(127)
TRY	23,197,970	USD	6,547,596	07/17	BNP	(6,155)
TRY	25,410,058	USD	6,986,543	07/17	CSF	178,670
TWD	163,483,154	USD	5,408,514	07/17	ANZ	(30,241)
USD	1,268,610	ARS	20,941,005	07/17	BNP	25,275
USD	1,473,470	BRL	4,874,535	07/17	ABN	2,090
USD	12,060,640	BRL	40,023,233	07/17	BRC	(20,387)
USD	10,735,380	BRL	35,514,782	07/17	GSC	15,230
USD	11,987,531	BRL	39,657,149	07/17	MER	17,007
USD	12,057,006	BRL	40,023,233	07/17	MSC	(24,020)
USD	8,005,000	BRL	28,497,284	10/17	DUB	(443,838)
USD	8,005,000	BRL	28,441,765	10/17	GSC	(427,378)
USD	15,470,000	BRL	55,235,635	01/18	ABN	(671,623)
USD	1,719,400	CLP	1,167,550,730	07/17	GSC	(38,208)
USD	1,934,100	COP	5,803,363,755	07/17	ABN	36,648
USD	3,570,000	COP	10,619,172,417	07/17	BNP	97,984
USD	5,049,279	COP	14,643,917,976	07/17	CSF	261,343
USD	1,140,900	COP	3,435,808,941	07/17	HSB	17,537
USD	220,000	CZK	5,145,824	07/17	CIT	(5,379)
USD	1,441,660	CZK	33,125,022	07/17	MER	(9,161)
USD	511,171	CZK	11,956,341	01/18	BRC	(18,750)
USD	5,253,370	EUR	4,882,088	01/18	BNP	(378,848)
USD	785,000	HUF	223,615,100	07/17	BNP	(42,815)
USD	4,390,200	HUF	1,219,378,050	07/17	MER	(123,896)
USD	5,257,500	IDR	70,718,632,500	07/17	ANZ	(32,963)
USD	1,079,500	ILS	3,890,859	07/17	MER	(36,949)
USD	574,445	INR	37,120,611	07/17	ANZ	1,677
USD	218,000	INR	14,119,860	07/17	CIT	132
USD	4,178,562	INR	270,478,289	07/17	MSC	5,108
USD	6,453,300	KRW	7,261,253,160	07/17	MSC	110,231
USD	2,468,637	MXN	45,845,791	07/17	BNP	(47,067)
USD	6,390,847	MXN	122,122,690	07/17	CIT	(310,412)
USD	1,225,000	MXN	22,230,075	07/17	CSF	5,165
USD	12,567,900	MXN	242,317,658	07/17	GSC	(728,837)
USD	1,953,000	PEN	6,464,430	07/17	BNP	(33,728)
USD	4,663,454	PEN	15,398,114	07/17	DUB	(68,882)
USD	395,000	PLN	1,534,457	07/17	CSF	(19,033)
USD	9,397,300	PLN	35,601,370	07/17	MER	(208,794)
USD	2,466,300	RON	10,102,951	07/17	CIT	(66,730)
USD	1,392,110	RUB	83,170,220	07/17	HSB	(10,951)
USD	9,505,500	RUB	555,833,162	07/17	SCB	128,734
USD	645	SGD	897	07/17	SCB	(7)
USD	7,580,400	TRY	27,951,489	07/17	MER	(301,454)
USD	441,783	ZAR	5,694,103	07/17	BNP	8,462
USD	7,683,260	ZAR	103,816,148	07/17	MER	(217,158)
USD	19,342	ZAR	256,995	07/17	SCB	(216)
ZAR	6,712,320	USD	514,788	07/17	HSB	(3,980)
ZAR	85,728,682	USD	6,462,868	07/17	JPM	61,092
ZAR	13,680,363	USD	1,058,000	07/17	MER	(16,923)

Total Forward Foreign Currency Contracts						($1,905,773)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Swap agreements outstanding as of June 30, 2017 were as follows:

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month MYR-KLIBOR	HSB	3.555%	03/18/18	MYR 19,778,000	$2,789	$-	$2,789
Brazil CETIP Interbank	BNP	10.495%	01/02/20	BRL 20,936,996	126,309	-	126,309

					129,098	-	129,098

	Exchange
Brazil CETIP Interbank	CME	10.375%	01/04/21	19,860,493	89,811	-	89,811
28-Day MXN TIIE	CME	6.970%	06/15/22	MXN 37,000,000	19,441	-	19,441
Brazil CETIP Interbank	CME	10.550%	01/02/25	BRL 3,857,083	3,034	-	3,034
28-Day MXN TIIE	CME	8.100%	01/01/27	MXN 43,700,000	174,681	-	174,681

					286,967	-	286,967

Total Interest Rate Swaps – Pay Floating Rate					$416,065	$-	$416,065

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	CME	9.610%	01/02/20	BRL 13,154,048	($9,395)	$-	($9,395)
3-Month USD-LIBOR	LCH	2.130%	11/16/26	$1,110,000	9,240	-	9,240
3-Month USD-LIBOR	LCH	2.217%	11/28/26	3,270,000	4,119	-	4,119
28-Day MXN TIIE	CME	7.953%	02/10/27	MXN 40,600,000	(137,741)	-	(137,741)

					($133,777)	$-	($133,777)

Total Interest Rate Swaps					$282,288	$-	$282,288

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 2,295,000,000	$209,985	$290,388	($80,403)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	4,364,000,000	364,183	379,954	(15,771)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	8,000,000,000	776,327	966,375	(190,048)
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	16,179,000,000	1,241,205	1,170,641	70,564
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	18,000,000,000	1,378,326	1,618,076	(239,750)
Indonesia Treasury 9.000% due 03/15/29	SCB	03/15/29	3,534,000,000	309,511	311,876	(2,365)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	2,589,000,000	254,238	308,969	(54,731)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	13,600,000,000	949,962	1,147,409	(197,447)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	6,627,000,000	548,498	546,734	1,764
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	10,824,000,000	879,228	805,182	74,046

				$6,911,463	$7,545,604	($634,141)

Total Swap Agreements				$7,193,751	$7,545,604	($351,853)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS DEBT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$75,811,393	$-	$75,811,393	$-
	Senior Loan Notes	3,888,337	-	3,888,337	-
	Foreign Government Bonds & Notes	258,870,700	-	258,870,700	-
	Short-Term Investments	12,870,891	-	12,870,891	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	4,127,818	-	4,127,818	-
	Interest Rate Contracts
	Swaps	7,340,887	-	7,340,887	-

	Total Asset - Derivatives	11,468,705	-	11,468,705	-

	Total Assets	362,910,026	-	362,910,026	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(6,033,591)	-	(6,033,591)	-
	Interest Rate Contracts
	Swaps	(147,136)	-	(147,136)	-

	Total Liabilities - Derivatives	(6,180,727)	-	(6,180,727)	-

	Total Liabilities	(6,180,727)	-	(6,180,727)	-

	Total	$356,729,299	$-	$356,729,299	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 1.9%

Alcoa Corp	101,603	$3,317,338
CF Industries Holdings Inc	235,800	6,592,968
International Paper Co	164,385	9,305,835

		19,216,141

Communications - 7.7%

CBS Corp ‘B’	96,265	6,139,782
Charter Communications Inc ‘A’ *	14,336	4,829,082
Cisco Systems Inc	813,591	25,465,398
Comcast Corp ‘A’	178,237	6,936,984
eBay Inc *	456,505	15,941,155
Twenty-First Century Fox Inc ‘B’	388,590	10,830,003
Vodafone Group PLC (United Kingdom)	2,593,022	7,364,059

		77,506,463

Consumer, Cyclical - 8.3%

Advance Auto Parts Inc	85,263	9,940,813
Carnival Corp	510,303	33,460,568
CVS Health Corp	106,709	8,585,806
General Motors Co	592,918	20,710,626
Wal-Mart Stores Inc	143,232	10,839,798

		83,537,611

Consumer, Non-Cyclical - 15.7%

AbbVie Inc	106,748	7,740,297
Anthem Inc	73,782	13,880,608
Biogen Inc *	33,905	9,200,461
Cardinal Health Inc	56,512	4,403,415
Danone SA (France)	104,638	7,853,870
Gilead Sciences Inc	105,320	7,454,549
McKesson Corp	41,125	6,766,707
Medtronic PLC	94,733	8,407,554
Merck & Co Inc	191,399	12,266,762
Mondelez International Inc ‘A’	63,789	2,755,047
Mylan NV *	253,636	9,846,149
Novartis AG (Switzerland)	149,779	12,510,532
PayPal Holdings Inc *	216,589	11,624,332
Pfizer Inc	575,657	19,336,319
Sanofi ADR (France)	352,230	16,875,339
Unilever NV ‘NY’ (United Kingdom)	123,725	6,838,281

		157,760,222

Energy - 13.9%

BP PLC ADR (United Kingdom)	484,829	16,799,325
Canadian Natural Resources Ltd (TSE) (Canada)	290,602	8,385,508
Chevron Corp	163,186	17,025,195
Devon Energy Corp	374,330	11,967,330
Halliburton Co	212,271	9,066,095
Hess Corp	259,107	11,367,024
Marathon Oil Corp	814,074	9,646,777
Occidental Petroleum Corp	134,292	8,040,062
QEP Resources Inc *	503,750	5,087,875
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	368,958	19,624,876
Suncor Energy Inc (NYSE) (Canada)	771,347	22,523,332

		139,533,399

Financial - 36.0%

Aflac Inc	70,759	5,496,559
Ally Financial Inc	686,191	14,341,392
American International Group Inc	243,379	15,216,055
Bank of America Corp	1,911,793	46,380,098
Citigroup Inc	912,511	61,028,736
Citizens Financial Group Inc	327,934	11,700,685
Fifth Third Bancorp	697,070	18,095,937

	Shares	Value
JPMorgan Chase & Co	437,388	$39,977,263
KeyCorp	232,739	4,361,529
MetLife Inc	370,049	20,330,492
Morgan Stanley	463,082	20,634,934
State Street Corp	186,870	16,767,845
The Allstate Corp	164,348	14,534,937
The Bank of New York Mellon Corp	337,773	17,233,178
The Goldman Sachs Group Inc	49,225	10,923,028
The PNC Financial Services Group Inc	172,392	21,526,589
US Bancorp	77,449	4,021,152
Wells Fargo & Co	355,541	19,700,527

		362,270,936

Industrial - 9.4%

Arconic Inc	277,704	6,289,996
Caterpillar Inc	172,852	18,574,676
Eaton Corp PLC	218,358	16,994,803
Emerson Electric Co	118,256	7,050,423
General Electric Co	395,358	10,678,619
Ingersoll-Rand PLC	73,800	6,744,582
Johnson Controls International PLC	334,886	14,520,657
Textron Inc	284,489	13,399,432

		94,253,188

Technology - 4.8%

Cognizant Technology Solutions Corp ‘A’	102,141	6,782,162
Intel Corp	330,066	11,136,427
Microsoft Corp	228,139	15,725,621
NetApp Inc	282,455	11,312,323
QUALCOMM Inc	64,013	3,534,798

		48,491,331

Utilities - 0.6%

FirstEnergy Corp	209,959	6,122,405

Total Common Stocks (Cost $783,666,261)		988,691,696

CLOSED-END MUTUAL FUND - 0.4%

Altaba Inc *	75,063	4,089,432

Total Closed-End Mutual Fund (Cost $2,254,575)		4,089,432

	Principal Amount

SHORT-TERM INVESTMENT - 1.7%

Repurchase Agreement - 1.7%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $16,851,075; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $17,191,639)	$16,850,906	16,850,906

Total Short-Term Investment (Cost $16,850,906)		16,850,906

TOTAL INVESTMENTS - 100.4% (Cost $802,771,742)		1,009,632,034

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(4,341,984)

NET ASSETS - 100.0%		$1,005,290,050

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	36.0%
Consumer, Non-Cyclical	15.7%
Energy	13.9%
Industrial	9.4%
Consumer, Cyclical	8.3%
Communications	7.7%
Technology	4.8%
Others (each less than 3.0%)	4.6%

	100.4%
Other Assets & Liabilities, Net	(0.4%	)

	100.0%

(b)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	26,191	USD	19,792	08/17	BRC	$416
CHF	30,002	USD	30,954	08/17	RBC	393
EUR	13,949	USD	15,640	08/17	GSC	316
GBP	14,032	USD	17,874	08/17	BRC	419
USD	6,591,554	CAD	8,739,959	08/17	BRC	(151,779)
USD	6,589,140	CAD	8,739,868	08/17	CIB	(154,123)
USD	6,588,786	CAD	8,739,959	08/17	GSC	(154,547)
USD	6,591,519	CAD	8,739,959	08/17	RBC	(151,814)
USD	2,599,558	CHF	2,527,460	08/17	BRC	(41,165)
USD	2,600,026	CHF	2,527,460	08/17	CIB	(40,697)
USD	2,601,070	CHF	2,527,460	08/17	GSC	(39,653)
USD	2,602,226	CHF	2,529,288	08/17	RBC	(40,408)
USD	10,455,487	EUR	9,363,431	08/17	BRC	(255,379)
USD	10,455,207	EUR	9,363,431	08/17	CIB	(255,660)
USD	11,886,150	EUR	10,648,550	08/17	GSC	(294,769)
USD	10,454,551	EUR	9,363,431	08/17	RBC	(256,315)
USD	1,029,673	EUR	899,608	08/17	RBC	608
USD	5,248,754	GBP	4,153,284	08/17	BRC	(165,829)
USD	5,254,135	GBP	4,152,564	08/17	CIB	(159,509)
USD	5,254,405	GBP	4,152,564	08/17	GSC	(159,239)
USD	5,252,765	GBP	4,152,564	08/17	RBC	(160,880)

Total Forward Foreign Currency Contracts						($2,479,614)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

COMSTOCK PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$19,216,141	$19,216,141	$-	$-
	Communications	77,506,463	70,142,404	7,364,059	-
	Consumer, Cyclical	83,537,611	83,537,611	-	-
	Consumer, Non-Cyclical	157,760,222	137,395,820	20,364,402	-
	Energy	139,533,399	139,533,399	-	-
	Financial	362,270,936	362,270,936	-	-
	Industrial	94,253,188	94,253,188	-	-
	Technology	48,491,331	48,491,331	-	-
	Utilities	6,122,405	6,122,405	-	-

	Total Common Stocks	988,691,696	960,963,235	27,728,461	-

	Closed-End Mutual Fund	4,089,432	4,089,432	-	-
	Short-Term Investment	16,850,906	-	16,850,906	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,152	-	2,152	-

	Total Assets	1,009,634,186	965,052,667	44,581,519	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,481,766)	-	(2,481,766)	-

	Total Liabilities	(2,481,766)	-	(2,481,766)	-

	Total	$1,007,152,420	$965,052,667	$42,099,753	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/08/19	11,435	$214

Total Warrants (Cost $0)		214

COMMON STOCKS - 97.8%

Basic Materials - 1.3%

Huntsman Corp	12,375	319,770
Minerals Technologies Inc	38,214	2,797,265

		3,117,035

Communications - 10.9%

Acacia Communications Inc *	11,161	462,847
Chegg Inc *	98,927	1,215,813
GrubHub Inc *	39,274	1,712,346
Netshoes Cayman Ltd * (Brazil)	31,828	605,687
Oclaro Inc *	91,626	855,787
Okta Inc *	20,897	476,452
Proofpoint Inc *	26,343	2,287,363
RingCentral Inc ‘A’ *	36,237	1,324,462
Shopify Inc ‘A’ * (Canada)	27,350	2,376,715
Stamps.com Inc *	21,789	3,374,571
The Trade Desk Inc ‘A’ *	89,328	4,476,226
TrueCar Inc *	104,636	2,085,395
Wix.com Ltd * (Israel)	64,518	4,490,453
Yext Inc *	8,287	110,466

		25,854,583

Consumer, Cyclical - 15.0%

Allison Transmission Holdings Inc	113,549	4,259,223
Beacon Roofing Supply Inc *	77,433	3,794,217
Burlington Stores Inc *	13,994	1,287,308
Canada Goose Holdings Inc * (Canada)	147,040	2,904,040
Dave & Buster’s Entertainment Inc *	76,702	5,101,450
Extended Stay America Inc	137,785	2,667,517
Floor & Decor Holdings Inc ‘A’ *	30,441	1,195,114
iRobot Corp *	33,650	2,831,311
Marriott Vacations Worldwide Corp	4,792	564,258
Ollie’s Bargain Outlet Holdings Inc *	30,043	1,279,832
Planet Fitness Inc ‘A’	216,207	5,046,271
Pool Corp	19,055	2,240,296
Tenneco Inc	20,349	1,176,783
Universal Electronics Inc *	17,234	1,152,093

		35,499,713

Consumer, Non-Cyclical - 24.5%

ABIOMED Inc *	4,988	714,780
Agios Pharmaceuticals Inc *	22,977	1,182,167
Avexis Inc *	21,761	1,787,884
Blueprint Medicines Corp *	79,821	4,044,530
Clovis Oncology Inc *	38,382	3,593,707
Exact Sciences Corp *	143,943	5,091,264
Exelixis Inc *	119,877	2,952,570
Foundation Medicine Inc *	30,268	1,203,153
Glaukos Corp *	58,448	2,423,839
Global Blood Therapeutics Inc *	32,383	885,675
HealthEquity Inc *	41,932	2,089,472
Insulet Corp *	72,612	3,725,722
Kite Pharma Inc *	11,492	1,191,376
Live Nation Entertainment Inc *	124,866	4,351,580
Loxo Oncology Inc *	33,468	2,683,799
Nevro Corp *	18,810	1,400,028
Penumbra Inc *	52,531	4,609,595
Quanta Services Inc *	74,881	2,465,082

	Shares	Value
Repligen Corp *	52,260	$2,165,654
Sage Therapeutics Inc *	20,843	1,659,936
SodaStream International Ltd * (Israel)	19,325	1,034,274
Spark Therapeutics Inc *	33,564	2,005,113
TESARO Inc *	20,760	2,903,494
Tivity Health Inc *	44,641	1,778,944

		57,943,638

Energy - 0.6%

MRC Global Inc *	78,541	1,297,497

Financial - 13.7%

Air Lease Corp	62,070	2,318,935
Cadence BanCorp *	20,717	453,288
CenterState Banks Inc	70,182	1,744,725
Chemical Financial Corp	24,802	1,200,665
Columbia Banking System Inc	30,172	1,202,354
Evercore Partners Inc ‘A’	45,007	3,172,994
Glacier Bancorp Inc	33,199	1,215,415
Hamilton Lane Inc ‘A’	7,106	156,261
Moelis & Co ‘A’	58,380	2,268,063
Pinnacle Financial Partners Inc	37,697	2,367,372
South State Corp	11,065	948,271
Sterling Bancorp	63,328	1,472,376
Texas Capital Bancshares Inc *	19,808	1,533,139
WageWorks Inc *	60,267	4,049,942
Webster Financial Corp	39,514	2,063,421
Western Alliance Bancorp *	63,086	3,103,831
Wintrust Financial Corp	27,702	2,117,541
WSFS Financial Corp	21,038	954,073

		32,342,666

Industrial - 13.5%

Apogee Enterprises Inc	33,957	1,930,116
Builders FirstSource Inc *	192,552	2,949,896
Cognex Corp	28,642	2,431,706
Coherent Inc *	7,996	1,799,020
Eagle Materials Inc	24,273	2,243,311
Esterline Technologies Corp *	23,939	2,269,417
GasLog Ltd (Monaco)	216,841	3,306,825
MasTec Inc *	76,231	3,441,830
Nordson Corp	24,121	2,926,360
Proto Labs Inc *	27,211	1,829,940
Universal Display Corp	34,610	3,781,142
XPO Logistics Inc *	47,952	3,099,138

		32,008,701

Technology - 18.3%

2U Inc *	84,592	3,969,057
Blackline Inc *	56,513	2,019,775
Cavium Inc *	28,420	1,765,735
CEVA Inc *	60,111	2,732,045
Cirrus Logic Inc *	30,913	1,938,863
Cloudera Inc *	37,676	603,569
Cotiviti Holdings Inc *	29,475	1,094,701
Five9 Inc *	151,113	3,251,952
HubSpot Inc *	41,489	2,727,902
Inphi Corp *	32,370	1,110,291
IPG Photonics Corp *	16,387	2,377,754
Kornit Digital Ltd * (Israel)	90,624	1,753,574
Lumentum Holdings Inc *	50,620	2,887,871
MACOM Technology Solutions Holdings Inc *	60,097	3,351,610
Materialise NV ADR * (Belgium)	49,214	584,170
Monolithic Power Systems Inc	37,481	3,613,168
MuleSoft Inc ‘A’ *	105,167	2,622,865
Paycom Software Inc *	48,741	3,334,372
Veeva Systems Inc ‘A’ *	26,325	1,613,986

		43,353,260

Total Common Stocks (Cost $198,474,263)		231,417,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DEVELOPING GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $2,544,281; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $2,597,483)	$2,544,256	$2,544,256

Total Short-Term Investment (Cost $2,544,256)		2,544,256

TOTAL INVESTMENTS - 98.9% (Cost $201,018,519)		233,961,563

OTHER ASSETS & LIABILITIES, NET - 1.1%		2,597,783

NET ASSETS - 100.0%		$236,559,346

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.5%
Technology	18.3%
Consumer, Cyclical	15.0%
Financial	13.7%
Industrial	13.5%
Communications	10.9%
Others (each less than 3.0%)	3.0%

98.9%
Other Assets & Liabilities, Net	1.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$214	$-	$214	$-
	Common Stocks	231,417,093	231,417,093	-	-
	Short-Term Investment	2,544,256	-	2,544,256	-

	Total	$233,961,563	$231,417,093	$2,544,470	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.9%

Basic Materials - 2.5%

Air Products & Chemicals Inc	52,600	$7,524,956
PPG Industries Inc	17,385	1,911,655
Praxair Inc	25,000	3,313,750
RPM International Inc	140,400	7,658,820
The Sherwin-Williams Co	1,700	596,632

		21,005,813

Communications - 5.3%

Cisco Systems Inc	118,500	3,709,050
Comcast Corp ‘A’	468,200	18,222,344
Omnicom Group Inc	92,600	7,676,540
The Walt Disney Co	50,200	5,333,750
Time Warner Inc	38,700	3,885,867
Twenty-First Century Fox Inc ‘A’	157,300	4,457,882

		43,285,433

Consumer, Cyclical - 8.7%

Carnival Corp	36,800	2,412,976
Costco Wholesale Corp	18,300	2,926,719
Dollar General Corp	105,600	7,612,704
Hilton Worldwide Holdings Inc	59,700	3,692,445
L Brands Inc	64,100	3,454,349
Marriott International Inc ‘A’	59,000	5,918,290
Mattel Inc	65,300	1,405,909
McDonald’s Corp	11,300	1,730,708
MGM Resorts International	134,700	4,214,763
NIKE Inc ‘B’	28,900	1,705,100
PACCAR Inc	33,200	2,192,528
Ross Stores Inc	91,600	5,288,068
The Home Depot Inc	70,000	10,738,000
Tractor Supply Co	40,200	2,179,242
Walgreens Boots Alliance Inc	132,600	10,383,906
Yum! Brands Inc	71,500	5,273,840

		71,129,547

Consumer, Non-Cyclical - 26.8%

Automatic Data Processing Inc	52,800	5,409,888
Becton Dickinson & Co	82,239	16,045,651
Cigna Corp	26,500	4,435,835
Colgate-Palmolive Co	58,200	4,314,366
Danaher Corp	168,400	14,211,276
DENTSPLY SIRONA Inc	118,100	7,657,604
Diageo PLC (United Kingdom)	133,664	3,950,004
Dr Pepper Snapple Group Inc	71,800	6,541,698
Ecolab Inc	14,600	1,938,150
Equifax Inc	51,300	7,049,646
General Mills Inc	38,900	2,155,060
Johnson & Johnson	59,800	7,910,942
McCormick & Co Inc	26,000	2,535,260
McKesson Corp	14,600	2,402,284
Medtronic PLC	109,993	9,761,879
Merck & Co Inc	125,400	8,036,886
Mondelez International Inc ‘A’	188,216	8,129,049
Nestle SA (Switzerland)	66,345	5,786,455
PepsiCo Inc	131,300	15,163,837
Pfizer Inc	428,700	14,400,033
Philip Morris International Inc	113,100	13,283,595
S&P Global Inc	20,600	3,007,394
Stryker Corp	66,400	9,214,992
The Coca-Cola Co	87,600	3,928,860
Thermo Fisher Scientific Inc	83,500	14,568,245
UnitedHealth Group Inc	106,200	19,691,604
Zoetis Inc	139,400	8,695,772

		220,226,265

	Shares	Value
Energy - 3.4%

Canadian Natural Resources Ltd (NYSE) (Canada)	143,400	$4,135,656
Enbridge Inc (NYSE) (Canada)	114,167	4,544,988
Exxon Mobil Corp	85,000	6,862,050
Occidental Petroleum Corp	148,200	8,872,734
TransCanada Corp (NYSE) (Canada)	80,700	3,846,969

		28,262,397

Financial - 21.6%

American Express Co	54,500	4,591,080
American Tower Corp REIT	65,200	8,627,264
Aon PLC	59,800	7,950,410
Chubb Ltd	62,775	9,126,230
Crown Castle International Corp REIT	86,700	8,685,606
Equity Residential REIT	22,300	1,468,009
First Republic Bank	39,700	3,973,970
GGP Inc REIT	33,600	791,616
Iron Mountain Inc REIT	36,826	1,265,341
JPMorgan Chase & Co	248,300	22,694,620
Marsh & McLennan Cos Inc	155,500	12,122,780
Morgan Stanley	158,300	7,053,848
State Street Corp	110,600	9,924,138
TD Ameritrade Holding Corp	126,902	5,455,517
The Bank of New York Mellon Corp	260,500	13,290,710
The Progressive Corp	120,300	5,304,027
US Bancorp	230,700	11,977,944
Visa Inc ‘A’	184,300	17,283,654
Wells Fargo & Co	275,900	15,287,619
Willis Towers Watson PLC	32,600	4,741,996
XL Group Ltd (Bermuda)	132,999	5,825,356

		177,441,735

Industrial - 14.0%

Agilent Technologies Inc	138,300	8,202,573
Ball Corp	286,100	12,076,281
CH Robinson Worldwide Inc	27,100	1,861,228
Flowserve Corp	42,300	1,963,989
Fortive Corp	95,800	6,068,930
General Electric Co	171,500	4,632,215
Honeywell International Inc	74,300	9,903,447
Illinois Tool Works Inc	66,800	9,569,100
Johnson Controls International PLC	275,858	11,961,203
Rockwell Collins Inc	60,400	6,346,832
Roper Technologies Inc	51,500	11,923,795
Stanley Black & Decker Inc	28,900	4,067,097
TE Connectivity Ltd	67,900	5,342,372
Union Pacific Corp	52,900	5,761,339
United Parcel Service Inc ‘B’	40,500	4,478,895
United Technologies Corp	39,700	4,847,767
Waste Connections Inc (Canada)	88,170	5,679,912

		114,686,975

Technology - 8.2%

Accenture PLC ‘A’	75,700	9,362,576
Apple Inc	99,100	14,272,382
Fidelity National Information Services Inc	73,993	6,319,002
Microchip Technology Inc	50,700	3,913,026
Microsoft Corp	311,100	21,444,123
Texas Instruments Inc	109,000	8,385,370
Xilinx Inc	58,800	3,782,016

		67,478,495

Utilities - 4.4%

Atmos Energy Corp	89,815	7,450,154
DTE Energy Co	48,500	5,130,815
Edison International	142,000	11,102,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVIDEND GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
NextEra Energy Inc	63,800	$8,940,294
The Southern Co	71,100	3,404,268

		36,028,511

Total Common Stocks (Cost $597,810,396)		779,545,171

	Principal Amount

SHORT-TERM INVESTMENT - 4.8%

Repurchase Agreement - 4.8%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $39,745,961; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $40,543,317)	$39,745,564	39,745,564

Total Short-Term Investment (Cost $39,745,564)		39,745,564

TOTAL INVESTMENTS - 99.7% (Cost $637,555,960)		819,290,735

OTHER ASSETS & LIABILITIES, NET - 0.3%		2,138,290

NET ASSETS - 100.0%		$821,429,025

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	26.8%
Financial	21.6%
Industrial	14.0%
Consumer, Cyclical	8.7%
Technology	8.2%
Communications	5.3%
Short-Term Investment	4.8%
Utilities	4.4%
Energy	3.4%
Others (each less than 3.0%)	2.5%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$21,005,813	$21,005,813	$-	$-
	Communications	43,285,433	43,285,433	-	-
	Consumer, Cyclical	71,129,547	71,129,547	-	-
	Consumer, Non-Cyclical	220,226,265	210,489,806	9,736,459	-
	Energy	28,262,397	28,262,397	-	-
	Financial	177,441,735	177,441,735	-	-
	Industrial	114,686,975	114,686,975	-	-
	Technology	67,478,495	67,478,495	-	-
	Utilities	36,028,511	36,028,511	-	-

	Total Common Stocks	779,545,171	769,808,712	9,736,459	-

	Short-Term Investment	39,745,564	-	39,745,564	-

	Total	$819,290,735	$769,808,712	$49,482,023	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 2.3%

Other securities		$65,610,755

Communications - 13.3%

Alphabet Inc ‘A’ *	40,651	37,792,422
Alphabet Inc ‘C’ *	40,765	37,044,378
Amazon.com Inc *	54,199	52,464,632
AT&T Inc	840,009	31,693,540
Cisco Systems Inc	682,476	21,361,499
Comcast Corp ‘A’	645,919	25,139,167
Facebook Inc ‘A’ *	322,911	48,753,103
The Priceline Group Inc *	6,714	12,558,671
The Walt Disney Co	198,430	21,083,187
Verizon Communications Inc	557,184	24,883,837
Other securities		69,112,226

		381,886,662

Consumer, Cyclical - 8.8%

McDonald’s Corp	111,239	17,037,365
The Home Depot Inc	163,361	25,059,577
Wal-Mart Stores Inc	201,749	15,268,364
Other securities		195,255,391

		252,620,697

Consumer, Non-Cyclical - 23.0%

AbbVie Inc	217,362	15,760,919
Altria Group Inc	263,737	19,640,494
Amgen Inc	100,455	17,301,365
Bristol-Myers Squibb Co	225,192	12,547,698
Celgene Corp *	106,740	13,862,324
Gilead Sciences Inc	178,242	12,615,969
Johnson & Johnson	367,836	48,661,024
Medtronic PLC	186,727	16,572,021
Merck & Co Inc	373,587	23,943,191
PepsiCo Inc	195,029	22,523,899
Pfizer Inc	815,039	27,377,160
Philip Morris International Inc	212,219	24,925,122
The Coca-Cola Co	525,094	23,550,466
The Procter & Gamble Co	349,397	30,449,949
UnitedHealth Group Inc	131,612	24,403,497
Other securities		325,090,861

		659,225,959

Diversified - 0.0%

Other security		1,122,107

Energy - 6.0%

Chevron Corp	258,611	26,980,886
Exxon Mobil Corp	579,242	46,762,207
Schlumberger Ltd	189,601	12,483,330
Other securities		85,433,327

		171,659,750

Financial - 18.4%

Bank of America Corp	1,360,775	33,012,401
Berkshire Hathaway Inc ‘B’ *	259,193	43,899,518
Citigroup Inc	376,455	25,177,310
JPMorgan Chase & Co	485,383	44,364,006
Mastercard Inc ‘A’	128,017	15,547,665
Visa Inc ‘A’	252,253	23,656,286
Wells Fargo & Co	613,907	34,016,587
Other securities		307,881,611

		527,555,384

	Shares	Value
Industrial - 10.0%

3M Co	81,675	$17,003,918
General Electric Co	1,189,231	32,121,129
Honeywell International Inc	104,024	13,865,359
The Boeing Co	76,705	15,168,414
Union Pacific Corp	110,282	12,010,813
United Technologies Corp	101,823	12,433,607
Other securities		183,498,355

		286,101,595

Technology - 14.0%

Apple Inc	711,666	102,494,137
Broadcom Ltd	54,853	12,783,492
Intel Corp	642,941	21,692,829
International Business Machines Corp	116,823	17,970,882
Microsoft Corp	1,054,589	72,692,820
Oracle Corp	410,636	20,589,289
Other securities		153,324,462

		401,547,911

Utilities - 3.1%

Other securities		89,653,363

Total Common Stocks (Cost $2,004,899,206)		2,836,984,183

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $29,312,308; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $29,901,851)	$29,312,015	29,312,015

Total Short-Term Investment (Cost $29,312,015)		29,312,015

TOTAL INVESTMENTS - 99.9% (Cost $2,034,211,221)		2,866,296,198

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,935,295

NET ASSETS - 100.0%		$2,870,231,493

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.0%
Financial	18.4%
Technology	14.0%
Communications	13.3%
Industrial	10.0%
Consumer, Cyclical	8.8%
Energy	6.0%
Utilities	3.1%
Others (each less than 3.0%)	3.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2017.

(c)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/17)	259	($128,885)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,836,984,183	$2,836,984,183	$-	$-
	Short-Term Investment	29,312,015	-	29,312,015	-

	Total Assets	2,866,296,198	2,836,984,183	29,312,015	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(128,885)	(128,885)	-	-

	Total Liabilities	(128,885)	(128,885)	-	-

	Total	$2,866,167,313	$2,836,855,298	$29,312,015	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

FOCUSED GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Communications - 16.9%

Alphabet Inc ‘C’ *	9,566	$8,692,911
Amazon.com Inc *	6,487	6,279,416
Ctrip.com International Ltd ADR * (China)	39,383	2,121,168
Facebook Inc ‘A’ *	35,173	5,310,420
MakeMyTrip Ltd * (India)	42,301	1,419,199
The Trade Desk Inc ‘A’ *	55,132	2,762,664

		26,585,778

Consumer, Cyclical - 9.7%

Costco Wholesale Corp	9,894	1,582,348
Delphi Automotive PLC	37,918	3,323,513
NIKE Inc ‘B’	59,123	3,488,257
Royal Caribbean Cruises Ltd	21,882	2,390,171
Starbucks Corp	36,756	2,143,242
Tesla Inc *	2,140	773,845
Tractor Supply Co	26,733	1,449,196

		15,150,572

Consumer, Non-Cyclical - 27.1%

Allergan PLC	23,416	5,692,195
Boston Scientific Corp *	170,933	4,738,263
Celgene Corp *	15,250	1,980,518
CoStar Group Inc *	12,422	3,274,439
DBV Technologies SA ADR * (France)	25,811	921,711
DexCom Inc *	19,656	1,437,836
Humana Inc	10,522	2,531,804
ICU Medical Inc *	14,587	2,516,257
Intuitive Surgical Inc *	2,532	2,368,357
Regeneron Pharmaceuticals Inc *	9,862	4,843,623
The Cooper Cos Inc	21,601	5,171,711
WEX Inc *	26,070	2,718,319
Zoetis Inc	69,171	4,314,887

		42,509,920

Financial - 14.3%

Crown Castle International Corp REIT	25,947	2,599,370
Intercontinental Exchange Inc	64,805	4,271,946
Mastercard Inc ‘A’	56,135	6,817,596
SVB Financial Group *	20,360	3,579,084
TD Ameritrade Holding Corp	119,548	5,139,369

		22,407,365

Industrial - 7.1%

CSX Corp	97,146	5,300,286
Harris Corp	28,631	3,123,070
Vulcan Materials Co	21,668	2,744,902

		11,168,258

	Shares	Value
Technology - 20.6%

Activision Blizzard Inc	19,478	$6,878,348
Adobe Systems Inc *	30,194	4,270,639
ASML Holding NV ‘NY’ (Netherlands)	14,675	1,912,299
athenahealth Inc *	18,281	2,569,395
Microsoft Corp	114,924	7,921,711
salesforce.com Inc *	54,048	4,680,557
The Ultimate Software Group Inc *	11,212	2,355,193
Tyler Technologies Inc *	9,479	1,665,176

		32,253,318

Total Common Stocks (Cost $117,833,820)		150,075,211

	Principal Amount

SHORT-TERM INVESTMENTS - 4.2%

Repurchase Agreement - 0.0%

State Street Bank & Trust Co 0.050% due 07/03/17 (Dated 06/30/17, repurchase price of $46,600; collateralized by U.S. Treasury Notes: 2.000% due 08/31/21 and value $50,838)	$46,600	46,600

U.S. Government Agency Issue - 4.2%

Federal Home Loan Bank 0.650% due 07/03/17	6,500,000	6,500,000

Total Short-Term Investments (Cost $6,546,365)		6,546,600

TOTAL INVESTMENTS - 99.9% (Cost $124,380,185)		156,621,811

OTHER ASSETS & LIABILITIES, NET - 0.1%		144,394

NET ASSETS - 100.0%		$156,766,205

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	27.1%
Technology	20.6%
Communications	16.9%
Financial	14.3%
Consumer, Cyclical	9.7%
Industrial	7.1%
Short-Term Investments	4.2%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$150,075,211	$150,075,211	$-	$-
	Short-Term Investments	6,546,600	-	6,546,600	-

	Total	$156,621,811	$150,075,211	$6,546,600	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Basic Materials - 2.4%

Monsanto Co	67,220	$7,956,159
The Sherwin-Williams Co	50,941	17,878,253
Univar Inc *	58,534	1,709,193

		27,543,605

Communications - 21.6%

Alphabet Inc ‘A’ *	48,388	44,985,356
Alphabet Inc ‘C’ *	33,414	30,364,304
Altice USA Inc ‘A’ *	28,972	935,796
Amazon.com Inc *	55,692	53,909,856
Comcast Corp ‘A’	490,891	19,105,478
Facebook Inc ‘A’ *	387,886	58,563,028
Netflix Inc *	109,144	16,307,205
The Priceline Group Inc *	10,880	20,351,257

		244,522,280

Consumer, Cyclical - 6.4%

Aramark	284,848	11,673,071
Costco Wholesale Corp	35,349	5,653,366
Dollar Tree Inc *	50,116	3,504,111
Lululemon Athletica Inc *	23,539	1,404,572
Marriott International Inc ‘A’	95,623	9,591,943
NIKE Inc ‘B’	211,063	12,452,717
Panera Bread Co ‘A’ *	18,916	5,951,730
Ross Stores Inc	99,763	5,759,318
Six Flags Entertainment Corp	49,703	2,962,796
Starbucks Corp	234,809	13,691,713

		72,645,337

Consumer, Non-Cyclical - 25.5%

Abbott Laboratories	154,874	7,528,425
Allergan PLC	28,531	6,935,601
Biogen Inc *	23,812	6,461,624
BioMarin Pharmaceutical Inc *	34,898	3,169,436
Bristol-Myers Squibb Co	128,128	7,139,292
Celgene Corp *	143,699	18,662,189
Colgate-Palmolive Co	141,943	10,522,235
Constellation Brands Inc ‘A’	90,075	17,450,230
CR Bard Inc	27,969	8,841,281
Danaher Corp	242,004	20,422,718
Danone SA (France)	57,066	4,283,233
Ecolab Inc	33,157	4,401,592
Edwards Lifesciences Corp *	59,709	7,059,992
Eli Lilly & Co	95,288	7,842,202
Equifax Inc	68,887	9,466,451
FleetCor Technologies Inc *	57,523	8,295,392
Global Payments Inc	77,487	6,998,626
McKesson Corp	13,567	2,232,314
Medtronic PLC	193,117	17,139,134
Mondelez International Inc ‘A’	111,542	4,817,499
Monster Beverage Corp *	149,616	7,432,923
PayPal Holdings Inc *	62,141	3,335,107
Pernod Ricard SA (France)	21,653	2,899,491
Philip Morris International Inc	117,400	13,788,630
Regeneron Pharmaceuticals Inc *	18,412	9,042,870
Stryker Corp	53,913	7,482,046
The Cooper Cos Inc	6,035	1,444,900
The Estee Lauder Cos Inc ‘A’	69,807	6,700,076
Thermo Fisher Scientific Inc	150,970	26,339,736
UnitedHealth Group Inc	62,582	11,603,954
Verisk Analytics Inc *	95,970	8,096,989
Zoetis Inc	177,641	11,081,246

		288,917,434

	Shares	Value
Energy - 0.6%

Concho Resources Inc *	14,941	$1,815,780
Pioneer Natural Resources Co	28,270	4,511,326

		6,327,106

Financial - 13.4%

American Tower Corp REIT	209,696	27,746,975
Aon PLC	93,608	12,445,183
Intercontinental Exchange Inc	211,953	13,971,942
Mastercard Inc ‘A’	255,944	31,084,399
Morgan Stanley	118,215	5,267,660
The Blackstone Group LP	47,413	1,581,223
The Charles Schwab Corp	260,785	11,203,324
The Goldman Sachs Group Inc	20,643	4,580,682
Visa Inc ‘A’	468,319	43,918,956

		151,800,344

Industrial - 7.4%

AMETEK Inc	131,965	7,993,120
Amphenol Corp ‘A’	113,919	8,409,500
Canadian Pacific Railway Ltd (NYSE) (Canada)	61,896	9,953,496
Fortive Corp	102,085	6,467,085
Honeywell International Inc	51,972	6,927,348
Roper Technologies Inc	57,843	13,392,390
Union Pacific Corp	103,059	11,224,156
Vulcan Materials Co	115,880	14,679,678
Xylem Inc	92,244	5,113,085

		84,159,858

Technology - 21.7%

Activision Blizzard Inc	335,867	19,335,863
Adobe Systems Inc *	244,319	34,556,479
Analog Devices Inc	42,019	3,269,078
Apple Inc	144,222	20,770,853
Broadcom Ltd	80,916	18,857,474
Cognizant Technology Solutions Corp ‘A’	169,051	11,224,986
Electronic Arts Inc *	179,026	18,926,629
Fidelity National Information Services Inc	101,271	8,648,543
Fiserv Inc *	147,530	18,048,820
Intuit Inc	100,276	13,317,656
Microsoft Corp	650,700	44,852,751
NVIDIA Corp	104,809	15,151,189
PTC Inc *	23,106	1,273,603
salesforce.com Inc *	213,348	18,475,937

		246,709,861

Total Common Stocks (Cost $816,471,474)		1,122,625,825

	Principal Amount

SHORT-TERM INVESTMENT - 1.0%

U.S. Government Agency Issue - 1.0%

Federal Home Loan Bank 0.456% due 07/03/17	$11,738,000	11,738,000

Total Short-Term Investment (Cost $11,737,707)		11,738,000

TOTAL INVESTMENTS - 100.0% (Cost $828,209,181)		1,134,363,825

OTHER ASSETS & LIABILITIES, NET - 0.0%		170,150

NET ASSETS - 100.0%		$1,134,533,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	25.5%
Technology	21.7%
Communications	21.6%
Financial	13.4%
Industrial	7.4%
Consumer, Cyclical	6.4%
Others (each less than 3.0%)	4.0%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$27,543,605	$27,543,605	$-	$-
	Communications	244,522,280	244,522,280	-	-
	Consumer, Cyclical	72,645,337	72,645,337	-	-
	Consumer, Non-Cyclical	288,917,434	281,734,710	7,182,724	-
	Energy	6,327,106	6,327,106	-	-
	Financial	151,800,344	151,800,344	-	-
	Industrial	84,159,858	84,159,858	-	-
	Technology	246,709,861	246,709,861	-	-

	Total Common Stocks	1,122,625,825	1,115,443,101	7,182,724	-

	Short-Term Investment	11,738,000	-	11,738,000	-

	Total	$1,134,363,825	$1,115,443,101	$18,920,724	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%

Basic Materials - 2.3%

Monsanto Co	67,770	$8,021,257
The Sherwin-Williams Co	32,123	11,273,888

		19,295,145

Communications - 29.5%

Alibaba Group Holding Ltd ADR * (China)	87,568	12,338,331
Alphabet Inc ‘A’ *	61,364	57,048,884
Amazon.com Inc *	65,247	63,159,096
Facebook Inc ‘A’ *	172,750	26,081,795
Netflix Inc *	147,532	22,042,756
Snap Inc ‘A’ *	268,397	4,769,415
Tencent Holdings Ltd (China)	794,700	28,509,811
The Priceline Group Inc *	14,067	26,312,605
Zayo Group Holdings Inc *	120,170	3,713,253
Zendesk Inc *	96,666	2,685,381

		246,661,327

Consumer, Cyclical - 6.6%

Dollar Tree Inc *	102,571	7,171,764
Domino’s Pizza Inc	46,672	9,872,528
NIKE Inc ‘B’	217,799	12,850,141
The Home Depot Inc	112,402	17,242,467
Ulta Beauty Inc *	28,840	8,286,886

		55,423,786

Consumer, Non-Cyclical - 24.1%

Alexion Pharmaceuticals Inc *	203,752	24,790,506
Becton Dickinson & Co	63,375	12,365,096
Biogen Inc *	51,853	14,070,830
Boston Scientific Corp *	489,543	13,570,132
Celgene Corp *	128,697	16,713,879
Constellation Brands Inc ‘A’	122,829	23,795,662
Dr Pepper Snapple Group Inc	53,948	4,915,202
Equifax Inc	120,626	16,576,425
Global Payments Inc	125,620	11,345,999
PayPal Holdings Inc *	88,195	4,733,426
Regeneron Pharmaceuticals Inc *	9,059	4,449,237
S&P Global Inc	22,711	3,315,579
UnitedHealth Group Inc	207,529	38,480,027
Vertex Pharmaceuticals Inc *	32,458	4,182,863
Zoetis Inc	121,364	7,570,686

		200,875,549

Energy - 0.8%

Pioneer Natural Resources Co	41,429	6,611,240

Financial - 12.3%

Bank of America Corp	787,717	19,110,014
Berkshire Hathaway Inc ‘B’ *	67,578	11,445,686
Equinix Inc REIT	23,994	10,297,265
First Republic Bank	118,817	11,893,582
SBA Communications Corp REIT *	52,203	7,042,185
SunTrust Banks Inc	74,794	4,242,315
SVB Financial Group *	22,105	3,885,838
Visa Inc ‘A’	316,733	29,703,221
Wells Fargo & Co	92,284	5,113,456

		102,733,562

Industrial - 4.1%

Acuity Brands Inc	78,340	15,924,955
Roper Technologies Inc	36,482	8,446,678
TransDigm Group Inc	36,145	9,718,306

		34,089,939

	Shares	Value
Technology - 19.9%

Activision Blizzard Inc	165,018	$9,500,086
Adobe Systems Inc *	96,526	13,652,637
Advanced Micro Devices Inc *	473,008	5,903,140
Apple Inc	105,330	15,169,626
ASML Holding NV ‘NY’ (Netherlands)	97,794	12,743,536
Autodesk Inc *	168,552	16,993,413
Broadcom Ltd	68,182	15,889,815
Cognizant Technology Solutions Corp ‘A’	132,754	8,814,866
Microsoft Corp	746,747	51,473,271
NVIDIA Corp	49,085	7,095,728
salesforce.com Inc *	44,896	3,887,994
Teradyne Inc	161,870	4,860,956

		165,985,068

Total Common Stocks (Cost $656,272,433)		831,675,616

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/2017, repurchase price of $5,112,496; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $5,215,499)	$5,112,445	5,112,445

Total Short-Term Investment (Cost $5,112,445)		5,112,445

TOTAL INVESTMENTS - 100.2% (Cost $661,384,878)		836,788,061

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,998,232)

NET ASSETS - 100.0%		$834,789,829

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	29.5%
Consumer, Non-Cyclical	24.1%
Technology	19.9%
Financial	12.3%
Consumer, Cyclical	6.6%
Industrial	4.1%
Others (each less than 3.0%)	3.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LARGE-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$19,295,145	$19,295,145	$-	$-
	Communications	246,661,327	218,151,516	28,509,811	-
	Consumer, Cyclical	55,423,786	55,423,786	-	-
	Consumer, Non-Cyclical	200,875,549	200,875,549	-	-
	Energy	6,611,240	6,611,240	-	-
	Financial	102,733,562	102,733,562	-	-
	Industrial	34,089,939	34,089,939	-	-
	Technology	165,985,068	165,985,068	-	-

	Total Common Stocks	831,675,616	803,165,805	28,509,811	-

	Short-Term Investment	5,112,445	-	5,112,445	-

	Total	$836,788,061	$803,165,805	$33,622,256	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Basic Materials - 3.4%

Air Products & Chemicals Inc	147,830	$21,148,560
Freeport-McMoRan Inc *	1,901,593	22,838,132
PPG Industries Inc	243,251	26,747,880

		70,734,572

Communications - 13.8%

Charter Communications Inc ‘A’ *	132,902	44,768,038
DISH Network Corp ‘A’ *	1,015,455	63,729,956
Motorola Solutions Inc	542,489	47,055,496
SES SA ‘A’ FDR (Luxembourg)	927,974	21,739,546
Time Warner Inc	681,674	68,446,886
Twenty-First Century Fox Inc ‘B’	1,408,662	39,259,410

		284,999,332

Consumer, Cyclical - 4.1%

CVS Health Corp	660,426	53,137,876
The Home Depot Inc	209,217	32,093,888

		85,231,764

Consumer, Non-Cyclical - 19.1%

AmerisourceBergen Corp	287,528	27,180,022
Amgen Inc	222,617	38,341,326
Anheuser-Busch InBev SA/NV ADR (Belgium)	192,438	21,237,457
Anthem Inc	268,491	50,511,212
Johnson & Johnson	302,561	40,025,794
Kimberly-Clark Corp	166,255	21,465,183
Merck & Co Inc	791,419	50,722,044
Novartis AG ADR (Switzerland)	212,942	17,774,269
Philip Morris International Inc	408,791	48,012,503
Reynolds American Inc	555,573	36,134,468
Teva Pharmaceutical Industries Ltd ADR (Israel)	561,268	18,645,323
UnitedHealth Group Inc	143,816	26,666,363

		396,715,964

Energy - 10.9%

Chevron Corp	354,647	37,000,322
Exxon Mobil Corp	463,591	37,425,702
Halliburton Co	989,013	42,240,745
National Oilwell Varco Inc	624,062	20,556,602
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	442,822	23,553,702
Schlumberger Ltd	407,606	26,836,779
Suncor Energy Inc (NYSE) (Canada)	1,278,577	37,334,448

		224,948,300

Financial - 28.1%

American Express Co	532,018	44,817,196
American Tower Corp REIT	242,664	32,109,300
Bank of America Corp	1,226,434	29,753,289
Capital One Financial Corp	270,393	22,339,870
Citigroup Inc	696,495	46,581,586
JPMorgan Chase & Co	932,961	85,272,635
Marsh & McLennan Cos Inc	484,236	37,751,039
MetLife Inc	419,062	23,023,266
State Street Corp	432,499	38,808,135
Synchrony Financial	663,402	19,782,648
The Bank of New York Mellon Corp	520,094	26,535,196
The Progressive Corp	569,997	25,131,168
The Travelers Cos Inc	225,170	28,490,760
US Bancorp	1,071,697	55,642,508
Wells Fargo & Co	1,200,271	66,507,016

		582,545,612

	Shares	Value
Industrial - 14.0%

Crown Holdings Inc *	615,716	$36,733,617
General Electric Co	1,195,334	32,285,971
Honeywell International Inc	444,430	59,238,075
Illinois Tool Works Inc	373,268	53,470,641
Martin Marietta Materials Inc	154,262	34,335,636
TE Connectivity Ltd	500,606	39,387,680
United Technologies Corp	291,886	35,642,199

		291,093,819

Technology - 3.9%

Microsoft Corp	580,205	39,993,531
Nuance Communications Inc *	1,409,465	24,538,786
Xerox Corp	598,243	17,187,521

		81,719,838

Utilities - 1.5%

Sempra Energy	278,065	31,351,829

Total Common Stocks (Cost $1,456,092,049)		2,049,341,030

	Principal Amount

SHORT-TERM INVESTMENT - 0.7%

Repurchase Agreement - 0.7%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $14,651,525; collateralized by U.S. Treasury Notes: 2.750% due 11/15/23 and value $14,949,610)	$14,651,378	14,651,378

Total Short-Term Investment (Cost $14,651,378)		14,651,378

TOTAL INVESTMENTS - 99.5% (Cost $1,470,743,427)		2,063,992,408

OTHER ASSETS & LIABILITIES, NET - 0.5%		10,189,406

NET ASSETS - 100.0%		$2,074,181,814

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	28.1%
Consumer, Non-Cyclical	19.1%
Industrial	14.0%
Communications	13.8%
Energy	10.9%
Consumer, Cyclical	4.1%
Technology	3.9%
Basic Materials	3.4%
Others (each less than 3.0%)	2.2%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LARGE-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$70,734,572	$70,734,572	$-	$-
	Communications	284,999,332	263,259,786	21,739,546	-
	Consumer, Cyclical	85,231,764	85,231,764	-	-
	Consumer, Non-Cyclical	396,715,964	396,715,964	-	-
	Energy	224,948,300	224,948,300	-	-
	Financial	582,545,612	582,545,612	-	-
	Industrial	291,093,819	291,093,819	-	-
	Technology	81,719,838	81,719,838	-	-
	Utilities	31,351,829	31,351,829	-	-

	Total Common Stocks	2,049,341,030	2,027,601,484	21,739,546	-

	Short-Term Investment	14,651,378	-	14,651,378	-

	Total	$2,063,992,408	$2,027,601,484	$36,390,924	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 124.4%

Basic Materials - 4.0%

Alcoa Corp †	130,444	$4,258,997
Celanese Corp ‘A’	64,201	6,095,243
Eastman Chemical Co †	46,167	3,877,566
EI du Pont de Nemours & Co †	166,406	13,430,628
The Dow Chemical Co	65,000	4,099,550

		31,761,984

Communications - 15.9%

Alphabet Inc ‘A’ *	11,789	10,959,997
Alphabet Inc ‘C’ *	20,492	18,621,695
Amazon.com Inc * †	15,130	14,645,840
AT&T Inc †	115,198	4,346,421
Charter Communications Inc ‘A’ * †	33,493	11,282,117
Comcast Corp ‘A’	242,607	9,442,264
DISH Network Corp ‘A’ * †	105,009	6,590,365
Facebook Inc ‘A’ *	115,263	17,402,408
T-Mobile US Inc *	35,087	2,126,974
The Walt Disney Co	164,674	17,496,612
Twenty-First Century Fox Inc ‘A’ †	222,843	6,315,371
Twenty-First Century Fox Inc ‘B’	102,400	2,853,888
Verizon Communications Inc †	69,401	3,099,449

		125,183,401

Consumer, Cyclical - 12.5%

AutoZone Inc * †	2,518	1,436,418
Delphi Automotive PLC	58,345	5,113,939
Delta Air Lines Inc †	176,821	9,502,360
Ford Motor Co †	267,320	2,991,311
General Motors Co †	147,552	5,153,991
HD Supply Holdings Inc *	28,540	874,180
Lowe’s Cos Inc	101,658	7,881,545
Macy’s Inc †	47,720	1,109,013
Mattel Inc	18,774	404,204
Mohawk Industries Inc * †	11,446	2,766,384
NIKE Inc ‘B’ †	55,141	3,253,319
O’Reilly Automotive Inc * †	42,342	9,261,889
PACCAR Inc †	27,718	1,830,497
PulteGroup Inc †	20,270	497,223
Royal Caribbean Cruises Ltd	43,559	4,757,950
Starbucks Corp †	146,176	8,523,523
The Home Depot Inc	50,414	7,733,508
The TJX Cos Inc	95,137	6,866,037
Toll Brothers Inc †	7,020	277,360
United Continental Holdings Inc *	114,476	8,614,319
Walgreens Boots Alliance Inc †	120,833	9,462,432

		98,311,402

Consumer, Non-Cyclical - 23.4%

AerCap Holdings NV * (Ireland)	4,710	218,685
Aetna Inc	1,880	285,440
Allergan PLC †	64,672	15,721,117
Biogen Inc *	15,448	4,191,969
Boston Scientific Corp * †	494,979	13,720,818
Bristol-Myers Squibb Co †	120,635	6,721,782
Celgene Corp * †	45,952	5,967,786
Cigna Corp	13,090	2,191,135
Colgate-Palmolive Co †	11,165	827,661
Eli Lilly & Co	117,400	9,662,020
Gilead Sciences Inc	23,206	1,642,521
Global Payments Inc †	2,970	268,250
Humana Inc	12,416	2,987,538
McKesson Corp	4,468	735,165
Merck & Co Inc †	101,206	6,486,293
Molson Coors Brewing Co ‘B’ †	90,387	7,804,014
Mondelez International Inc ‘A’	254,623	10,997,167
PepsiCo Inc	107,936	12,465,529
Pfizer Inc †	657,225	22,076,188
Philip Morris International Inc †	112,118	13,168,259

	Shares	Value
The Estee Lauder Cos Inc ‘A’ †	21,130	$2,028,057
The Kraft Heinz Co †	10,340	885,518
UnitedHealth Group Inc	158,382	29,367,190
Vertex Pharmaceuticals Inc *	33,755	4,350,007
WEX Inc * †	39,810	4,150,989
Zimmer Biomet Holdings Inc †	36,500	4,686,600

		183,607,698

Energy - 9.8%

Anadarko Petroleum Corp	80,844	3,665,467
Cabot Oil & Gas Corp †	32,126	805,720
Concho Resources Inc * †	62,645	7,613,247
Diamondback Energy Inc * †	78,535	6,974,693
EOG Resources Inc †	218,893	19,814,194
EQT Corp †	86,216	5,051,396
Kinder Morgan Inc	20,273	388,431
Occidental Petroleum Corp †	292,252	17,497,127
Parsley Energy Inc ‘A’ *	11,030	306,083
Pioneer Natural Resources Co	69,306	11,059,852
Plains GP Holdings LP ‘A’	14,390	376,442
TransCanada Corp (NYSE) (Canada)	75,775	3,612,194

		77,164,846

Financial - 26.4%

American International Group Inc	168,922	10,561,003
Ameriprise Financial Inc †	35,072	4,464,315
Arthur J Gallagher & Co †	38,052	2,178,477
AvalonBay Communities Inc REIT †	10,393	1,997,223
Bank of America Corp †	629,613	15,274,411
BlackRock Inc †	4,356	1,840,018
Brixmor Property Group Inc REIT	43,030	769,376
Capital One Financial Corp †	76,469	6,317,869
Chubb Ltd †	121,171	17,615,840
Citigroup Inc	339,880	22,731,174
Federal Realty Investment Trust REIT †	6,204	784,124
First Republic Bank †	41,153	4,119,415
HCP Inc REIT †	49,456	1,580,614
Huntington Bancshares Inc	39,220	530,254
Intercontinental Exchange Inc	151,494	9,986,484
KeyCorp †	397,959	7,457,752
Kimco Realty Corp REIT †	45,652	837,714
Lincoln National Corp †	13,318	900,030
Mastercard Inc ‘A’ †	37,928	4,606,356
MetLife Inc	56,353	3,096,034
Morgan Stanley †	319,375	14,231,350
Omega Healthcare Investors Inc REIT	16,220	535,584
Public Storage REIT †	12,400	2,585,772
Regions Financial Corp †	179,960	2,634,614
SBA Communications Corp REIT *	11,885	1,603,287
SunTrust Banks Inc	40,949	2,322,627
SVB Financial Group * †	15,363	2,700,662
Synchrony Financial †	104,635	3,120,216
The Bank of New York Mellon Corp †	69,578	3,549,870
The Charles Schwab Corp †	164,159	7,052,271
The Goldman Sachs Group Inc	13,291	2,949,273
The Hartford Financial Services Group Inc	201,864	10,611,991
The PNC Financial Services Group Inc	25,140	3,139,232
Validus Holdings Ltd †	14,780	768,117
Visa Inc ‘A’ †	118,879	11,148,473
Vornado Realty Trust REIT	10,718	1,006,420
Voya Financial Inc	60,097	2,216,978
Wells Fargo & Co	308,032	17,068,053
XL Group Ltd † (Bermuda)	5,760	252,288

		207,145,561

Industrial - 13.6%

Agilent Technologies Inc †	152,552	9,047,859
Allegion PLC †	47,209	3,829,594
Canadian Pacific Railway Ltd (NYSE) (Canada)	26,924	4,329,648
Eaton Corp PLC	16,113	1,254,075
FedEx Corp	4,000	869,320

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
General Dynamics Corp †	41,280	$8,177,568
General Electric Co †	354,363	9,571,345
Honeywell International Inc	108,839	14,507,150
Ingersoll-Rand PLC	105,319	9,625,103
Johnson Controls International PLC	17,980	779,613
L3 Technologies Inc	4,767	796,470
Martin Marietta Materials Inc †	5,473	1,218,180
Masco Corp †	117,517	4,490,325
Norfolk Southern Corp	41,735	5,079,150
Northrop Grumman Corp †	33,976	8,721,979
Stanley Black & Decker Inc	80,016	11,260,652
Union Pacific Corp	44,996	4,900,514
Vulcan Materials Co †	24,991	3,165,860
Waste Connections Inc † (Canada)	23,955	1,543,181
WestRock Co	64,736	3,667,942

		106,835,528

Technology - 16.8%

Accenture PLC ‘A’ †	74,030	9,156,030
Adobe Systems Inc *	54,000	7,637,760
Analog Devices Inc †	53,043	4,126,745
Apple Inc	211,134	30,407,519
Broadcom Ltd	94,924	22,122,038
Fidelity National Information Services Inc	66,170	5,650,918
Hewlett Packard Enterprise Co †	162,395	2,694,133
KLA-Tencor Corp †	6,249	571,846
Maxim Integrated Products Inc	28,560	1,282,344
Microchip Technology Inc †	66,064	5,098,820
Micron Technology Inc *	27,710	827,421
Microsoft Corp	369,999	25,504,031
NVIDIA Corp †	20,102	2,905,945
ON Semiconductor Corp * †	15,150	212,706
Texas Instruments Inc	154,578	11,891,686
Workday Inc ‘A’ * †	21,299	2,066,003

		132,155,945

Utilities - 2.0%

CMS Energy Corp †	20,130	931,012
Duke Energy Corp	18,310	1,530,533
NextEra Energy Inc †	43,727	6,127,465
NiSource Inc	154,539	3,919,109
PG&E Corp	26,530	1,760,796
Xcel Energy Inc	29,532	1,354,928

		15,623,843

Total Common Stocks (Cost $874,645,883)		977,790,208

	Principal Amount
SHORT-TERM INVESTMENT - 1.6%

Repurchase Agreement - 1.6%
Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $12,247,243; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $12,499,744)	$12,247,120	12,247,120

Total Short-Term Investment (Cost $12,247,120)		12,247,120

TOTAL INVESTMENTS - 126.0% (Cost $886,893,003)		990,037,328

TOTAL SECURITIES SOLD SHORT - (27.0%) (See Securities Sold Short)
(Proceeds $202,301,126)		(212,204,488)

OTHER ASSETS & LIABILITIES, NET - 1.0%		7,943,566

NET ASSETS - 100.0%		$785,776,406

	Shares	Value
SECURITIES SOLD SHORT

COMMON STOCKS - (27.0%)

Basic Materials - (0.9%)

Air Products & Chemicals Inc	7,157	($1,023,880)
Domtar Corp	16,940	(650,835)
International Paper Co	5,109	(289,221)
LyondellBasell Industries NV ‘A’	42,942	(3,623,875)
Praxair Inc	10,355	(1,372,555)

		(6,960,366)

Communications - (1.6%)

CBS Corp ‘B’	7,523	(479,817)
Cisco Systems Inc	26,667	(834,677)
Discovery Communications Inc ‘A’	26,922	(695,395)
Juniper Networks Inc	68,786	(1,917,754)
Omnicom Group Inc	39,932	(3,310,363)
Scripps Networks Interactive Inc ‘A’	28,226	(1,928,118)
The Interpublic Group of Cos Inc	77,560	(1,907,976)
Twitter Inc	84,212	(1,504,868)

		(12,578,968)

Consumer, Cyclical - (3.3%)

American Airlines Group Inc	17,724	(891,872)
Bed Bath & Beyond Inc	74,390	(2,261,456)
Carter’s Inc	9,199	(818,251)
Chipotle Mexican Grill Inc	2,390	(994,479)
Costco Wholesale Corp	5,003	(800,130)
CVS Health Corp	41,196	(3,314,630)
Darden Restaurants Inc	15,980	(1,445,231)
Hasbro Inc	20,784	(2,317,624)
Kohl’s Corp	44,598	(1,724,605)
Marriott International Inc ‘A’	8,802	(882,928)
Nordstrom Inc	4,433	(212,030)
Ralph Lauren Corp	20,916	(1,543,601)
Target Corp	64,975	(3,397,543)
Wal-Mart Stores Inc	30,694	(2,322,922)
WW Grainger Inc	14,940	(2,697,118)

		(25,624,420)

Consumer, Non-Cyclical - (5.8%)

AbbVie Inc	75,944	(5,506,699)
Altria Group Inc	22,270	(1,658,447)
AmerisourceBergen Corp	29,625	(2,800,451)
Amgen Inc	14,624	(2,518,691)
Baxter International Inc	68,039	(4,119,081)
Campbell Soup Co	9,850	(513,677)
Cardinal Health Inc	12,758	(994,103)
Church & Dwight Co Inc	49,400	(2,562,872)
ConAgra Brands Inc	6,080	(217,421)
Coty Inc ‘A’	57,530	(1,079,263)
DaVita Inc	3,560	(230,546)
Equifax Inc	15,366	(2,111,596)
General Mills Inc	55,688	(3,085,115)
Johnson & Johnson	10,521	(1,391,823)
Kellogg Co	15,403	(1,069,892)
Medtronic PLC	14,667	(1,301,696)
Moody’s Corp	16,198	(1,970,973)
Stryker Corp	12,720	(1,765,282)
Sysco Corp	65,811	(3,312,268)
The Clorox Co	40,303	(5,369,972)
Varian Medical Systems Inc	15,599	(1,609,661)

		(45,189,529)

Energy - (3.3%)

ConocoPhillips	112,083	(4,927,169)
Enbridge Inc (NYSE) (Canada)	89,184	(3,550,415)
Exxon Mobil Corp	86,966	(7,020,765)
Halliburton Co	44,375	(1,895,256)
Helmerich & Payne Inc	31,932	(1,735,185)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
HollyFrontier Corp	2,400	($65,928)
Marathon Oil Corp	65,641	(777,846)
Murphy Oil Corp	24,881	(637,700)
National Oilwell Varco Inc	34,078	(1,122,530)
Noble Energy Inc	23,850	(674,955)
Schlumberger Ltd	57,698	(3,798,836)

		(26,206,585)

Financial - (5.7%)

Air Lease Corp	6,130	(229,017)
Alliance Data Systems Corp	4,564	(1,171,533)
Apartment Investment & Management Co ‘A’ REIT	18,440	(792,367)
Axis Capital Holdings Ltd	6,210	(401,539)
Citizens Financial Group Inc	44,620	(1,592,042)
CME Group Inc ‘A’	10,540	(1,320,030)
Crown Castle International Corp REIT	16,895	(1,692,541)
Fifth Third Bancorp	91,222	(2,368,123)
Franklin Resources Inc	18,353	(822,031)
Fulton Financial Corp	79,080	(1,502,520)
Healthcare Realty Trust Inc REIT	10,733	(366,532)
Host Hotels & Resorts Inc REIT	44,778	(818,094)
M&T Bank Corp	15,360	(2,487,552)
Nasdaq Inc	19,598	(1,401,061)
Northern Trust Corp	1,320	(128,317)
People’s United Financial Inc	133,959	(2,365,716)
Principal Financial Group Inc	18,830	(1,206,438)
Prologis Inc REIT	14,010	(821,546)
Prudential Financial Inc	3,491	(377,517)
Realty Income Corp REIT	14,126	(779,473)
RenaissanceRe Holdings Ltd (Bermuda)	10,877	(1,512,447)
Simon Property Group Inc REIT	14,805	(2,394,857)
SL Green Realty Corp REIT	9,750	(1,031,550)
T Rowe Price Group Inc	12,590	(934,304)
The Travelers Cos Inc	27,824	(3,520,571)
Torchmark Corp	8,331	(637,321)
UDR Inc REIT	31,696	(1,235,193)
US Bancorp	59,882	(3,109,073)
Ventas Inc REIT	19,248	(1,337,351)
Washington REIT	14,595	(465,580)
Webster Financial Corp	26,037	(1,359,652)
Welltower Inc REIT	50,763	(3,799,611)
WR Berkley Corp	11,730	(811,364)

		(44,792,863)

Industrial - (3.2%)

AGCO Corp	6,357	(428,398)
Amphenol Corp ‘A’	13,250	(978,115)
Canadian National Railway Co (Canada)	20,350	(1,649,368)
CH Robinson Worldwide Inc	32,138	(2,207,238)
Cummins Inc	4,700	(762,434)
Donaldson Co Inc	22,530	(1,026,016)
Emerson Electric Co	20,068	(1,196,454)
Lennox International Inc	4,539	(833,542)
Lockheed Martin Corp	26,679	(7,406,357)
Packaging Corp of America	8,239	(917,742)
Sonoco Products Co	13,820	(710,624)
The Boeing Co	22,376	(4,424,854)
United Parcel Service Inc ‘B’	7,400	(818,366)
United Technologies Corp	15,269	(1,864,498)

		(25,224,006)

Technology - (1.1%)

Intel Corp	41,914	(1,414,178)
Intuit Inc	3,341	(443,718)
Lam Research Corp	3,628	(513,108)
NetApp Inc	22,954	(919,308)
salesforce.com Inc	28,579	(2,474,942)
Seagate Technology PLC	43,509	(1,685,974)
Xilinx Inc	24,298	(1,562,847)

		(9,014,075)

	Shares	Value
Utilities - (2.1%)

Ameren Corp	13,830	($756,086)
Consolidated Edison Inc	28,356	(2,291,732)
Dominion Energy Inc	42,862	(3,284,515)
National Fuel Gas Co	6,008	(335,487)
SCANA Corp	40,507	(2,714,374)
Sempra Energy	20,103	(2,266,613)
The Southern Co	103,694	(4,964,869)

		(16,613,676)

Total Common Stocks (Proceeds $202,301,126)		(212,204,488)

TOTAL SECURITIES SOLD SHORT - (27.0%)
(Proceeds $202,301,126)		($212,204,488)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

	Long		Short		Net Exposure
Financial	26.4%		(5.7%	)	20.7%
Consumer, Non-Cyclical	23.4%		(5.8%	)	17.6%
Technology	16.8%		(1.1%	)	15.7%
Communications	15.9%		(1.6%	)	14.3%
Industrial	13.6%		(3.2%	)	10.4%
Consumer, Cyclical	12.5%		(3.3%	)	9.2%
Energy	9.8%		(3.3%	)	6.5%
Basic Materials	4.0%		(0.9%	)	3.1%
Others (each less than 3.0%)	3.6%		(2.1%	)	1.5%

	126.0%		(27.0%	)	99.0%

Securities sold short	(27.0%	)
Other Assets & Liabilities, Net	1.0%

	100.0%

(b)	The Fund engages in securities lending to help achieve its stated investment objective. The Trust, on behalf of the Fund, entered into an agreement with State Street Bank & Trust Co to provide securities lending services to the Fund, the proceeds of which are used to finance the costs of (i) purchasing long positions in excess of the value of the Fund’s assets and (ii) borrowing securities sold short. As of June 30, 2017, the total value of securities out on loan was $201,651,024, and the cash collateral was $205,936,045 (See Note 8 in Notes to Financial Statements).

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/17)	128	($39,430)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

LONG/SHORT LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks - Long	$977,790,208	$977,790,208	$-	$-
	Short-Term Investment	12,247,120	-	12,247,120	-

	Total Assets	990,037,328	977,790,208	12,247,120	-

Liabilities	Common Stocks - Short	(212,204,488)	(212,204,488)	-	-
	Derivatives:
	Equity Contracts
	Futures	(39,430)	(39,430)	-	-

	Total Liabilities	(212,243,918)	(212,243,918)	-	-

	Total	$777,793,410	$765,546,290	$12,247,120	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MAIN STREET® CORE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 2.5%

EI du Pont de Nemours & Co	157,540	$12,715,053
PPG Industries Inc	199,080	21,890,837

		34,605,890

Communications - 13.1%

Alphabet Inc ‘C’ *	66,733	60,642,279
Cisco Systems Inc	669,150	20,944,395
Comcast Corp ‘A’	1,073,290	41,772,447
Facebook Inc ‘A’ *	227,037	34,278,046
Verizon Communications Inc	483,562	21,595,879

		179,233,046

Consumer, Cyclical - 7.6%

AutoZone Inc *	39,891	22,756,220
Delphi Automotive PLC	183,580	16,090,787
Lowe’s Cos Inc	300,920	23,330,328
McDonald’s Corp	167,630	25,674,211
Whirlpool Corp	86,410	16,557,884

		104,409,430

Consumer, Non-Cyclical - 24.8%

Boston Scientific Corp *	476,070	13,196,660
Celgene Corp *	233,420	30,314,255
Express Scripts Holding Co *	251,026	16,025,500
Gilead Sciences Inc	231,680	16,398,310
Merck & Co Inc	585,070	37,497,136
Mondelez International Inc ‘A’	526,370	22,733,920
Mylan NV *	286,650	11,127,753
Nielsen Holdings PLC	371,450	14,360,257
PayPal Holdings Inc *	345,660	18,551,572
PepsiCo Inc	337,850	39,018,297
Philip Morris International Inc	238,393	27,999,258
S&P Global Inc	120,801	17,635,738
Stryker Corp	101,590	14,098,660
The Kraft Heinz Co	266,140	22,792,230
UnitedHealth Group Inc	175,320	32,507,835
Valeant Pharmaceuticals International Inc (NYSE) *	275,440	4,765,112

		339,022,493

Energy - 6.1%

Magellan Midstream Partners LP	377,180	26,881,619
Phillips 66	376,811	31,158,501
Suncor Energy Inc (NYSE) (Canada)	876,760	25,601,392

		83,641,512

Financial - 19.8%

American Express Co	324,320	27,320,717
Berkshire Hathaway Inc ‘B’ *	182,810	30,962,530
Citigroup Inc	624,881	41,792,041
CME Group Inc ‘A’	144,010	18,035,813
Discover Financial Services	212,396	13,208,907
Intercontinental Exchange Inc	304,540	20,075,277
Marsh & McLennan Cos Inc	188,025	14,658,429
MetLife Inc	312,340	17,159,960
Mid-America Apartment Communities Inc REIT	100,430	10,583,313
SunTrust Banks Inc	241,420	13,693,342
The Bank of New York Mellon Corp	409,700	20,902,894
The Progressive Corp	372,770	16,435,429
US Bancorp	353,960	18,377,603
Ventas Inc REIT	117,110	8,136,803

		271,343,058

Industrial - 10.5%

Agilent Technologies Inc	135,950	8,063,194
Canadian National Railway Co (NYSE) (Canada)	206,585	16,743,714

	Shares	Value
Canadian Pacific Railway Ltd (NYSE) (Canada)	137,960	$22,185,348
General Electric Co	1,201,130	32,442,521
Johnson Controls International PLC	319,313	13,845,412
Lockheed Martin Corp	98,740	27,411,211
Republic Services Inc	58,650	3,737,765
Vulcan Materials Co	79,035	10,012,154
Waste Connections Inc (Canada)	139,084	8,959,791

		143,401,110

Technology - 10.0%

Amdocs Ltd	350,305	22,580,660
Apple Inc	464,224	66,857,541
Applied Materials Inc	382,540	15,802,727
Cerner Corp *	190,200	12,642,594
Maxim Integrated Products Inc	148,370	6,661,813
Western Digital Corp	142,648	12,638,613

		137,183,948

Utilities - 3.2%

National Grid PLC (United Kingdom)	1,187,397	14,712,418
PG&E Corp	439,110	29,143,731

		43,856,149

Total Common Stocks (Cost $1,105,258,913)		1,336,696,636

	Principal Amount

SHORT-TERM INVESTMENT - 2.3%

Repurchase Agreement - 2.3%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $32,193,873; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $32,838,136)	$32,193,551	32,193,551

Total Short-Term Investment (Cost $32,193,551)		32,193,551

TOTAL INVESTMENTS - 99.9% (Cost $1,137,452,464)		1,368,890,187

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,396,452

NET ASSETS - 100.0%		$1,370,286,639

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	24.8%
Financial	19.8%
Communications	13.1%
Industrial	10.5%
Technology	10.0%
Consumer, Cyclical	7.6%
Energy	6.1%
Utilities	3.2%
Others (each less than 3.0%)	4.8%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MAIN STREET CORE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$34,605,890	$34,605,890	$-	$-
	Communications	179,233,046	179,233,046	-	-
	Consumer, Cyclical	104,409,430	104,409,430	-	-
	Consumer, Non-Cyclical	339,022,493	339,022,493	-	-
	Energy	83,641,512	83,641,512	-	-
	Financial	271,343,058	271,343,058	-	-
	Industrial	143,401,110	143,401,110	-	-
	Technology	137,183,948	137,183,948	-	-
	Utilities	43,856,149	29,143,731	14,712,418	-

	Total Common Stocks	1,336,696,636	1,321,984,218	14,712,418	-

	Short-Term Investment	32,193,551	-	32,193,551	-

	Total	$1,368,890,187	$1,321,984,218	$46,905,969	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%

Basic Materials - 5.5%

Albemarle Corp	63,111	$6,660,735
Celanese Corp ‘A’	54,487	5,172,996
CF Industries Holdings Inc	263,025	7,354,179
Newmont Mining Corp	237,039	7,677,693
Steel Dynamics Inc	182,611	6,539,300
US Silica Holdings Inc	116,800	4,145,232
Westlake Chemical Corp	105,287	6,971,052
Wheaton Precious Metals Corp (Canada)	84,299	1,676,707

		46,197,894

Communications - 4.4%

Arista Networks Inc *	27,383	4,101,699
DISH Network Corp ‘A’ *	66,659	4,183,519
eBay Inc *	162,675	5,680,611
Expedia Inc	33,598	5,004,422
IAC/InterActiveCorp *	47,170	4,869,831
Match Group Inc *	233,587	4,059,742
Palo Alto Networks Inc *	34,865	4,665,286
Proofpoint Inc *	46,699	4,054,874

		36,619,984

Consumer, Cyclical - 14.2%

Alaska Air Group Inc	116,497	10,456,771
Allison Transmission Holdings Inc	111,146	4,169,086
American Eagle Outfitters Inc	323,025	3,892,451
Brunswick Corp	80,568	5,054,031
Casey’s General Stores Inc	9,390	1,005,763
Chipotle Mexican Grill Inc *	11,040	4,593,744
Darden Restaurants Inc	57,466	5,197,225
DR Horton Inc	123,792	4,279,489
Hilton Grand Vacations Inc *	114,983	4,146,287
Lear Corp	30,411	4,320,795
Mohawk Industries Inc *	22,603	5,462,919
NVR Inc *	819	1,974,290
Polaris Industries Inc	41,821	3,857,151
PulteGroup Inc	117,199	2,874,891
PVH Corp	26,695	3,056,578
Ross Stores Inc	87,794	5,068,348
Royal Caribbean Cruises Ltd	52,943	5,782,964
Skechers U.S.A. Inc ‘A’ *	278,761	8,223,450
Southwest Airlines Co	117,100	7,276,594
Tenneco Inc	53,604	3,099,919
Texas Roadhouse Inc	66,634	3,395,002
Thor Industries Inc	117,649	12,296,673
Ulta Beauty Inc *	14,047	4,036,265
Vail Resorts Inc	24,075	4,883,132

		118,403,818

Consumer, Non-Cyclical - 18.1%

ABIOMED Inc *	166,549	23,866,472
Alkermes PLC *	35,843	2,077,819
AMERCO	10,668	3,905,128
BioMarin Pharmaceutical Inc *	27,496	2,497,187
Conagra Brands Inc	132,951	4,754,328
DaVita Inc *	46,151	2,988,739
Edwards Lifesciences Corp *	69,801	8,253,270
Hologic Inc *	189,781	8,612,262
Hormel Foods Corp	178,832	6,099,959
Humana Inc	19,117	4,599,933
Incyte Corp *	25,906	3,261,824
Ionis Pharmaceuticals Inc *	44,363	2,256,746
ManpowerGroup Inc	72,283	8,070,397
MarketAxess Holdings Inc	22,358	4,496,194
Molina Healthcare Inc *	172,290	11,919,022
Monster Beverage Corp *	103,776	5,155,592
NuVasive Inc *	54,191	4,168,372

	Shares	Value
Robert Half International Inc	111,729	$5,355,171
S&P Global Inc	56,664	8,272,377
The Clorox Co	23,922	3,187,367
The Cooper Cos Inc	35,917	8,599,248
The JM Smucker Co	14,034	1,660,643
Tyson Foods Inc ‘A’	128,141	8,025,471
United Rentals Inc *	44,971	5,068,681
Universal Health Services Inc ‘B’	36,289	4,430,161

		151,582,363

Energy - 4.9%

Marathon Petroleum Corp	73,176	3,829,300
Oceaneering International Inc	216,572	4,946,505
Parsley Energy Inc ‘A’ *	226,500	6,285,375
Patterson-UTI Energy Inc	331,344	6,689,835
Pioneer Natural Resources Co	34,082	5,438,806
RPC Inc	190,734	3,854,734
TechnipFMC PLC * (United Kingdom)	168,600	4,585,920
Tesoro Corp	59,035	5,525,676

		41,156,151

Financial - 18.6%

Affiliated Managers Group Inc	16,865	2,797,229
Arch Capital Group Ltd *	73,227	6,831,347
Axis Capital Holdings Ltd	91,413	5,910,765
CBOE Holdings Inc	56,193	5,136,040
Citizens Financial Group Inc	401,217	14,315,423
Comerica Inc	143,121	10,482,182
Cousins Properties Inc REIT	509,289	4,476,650
Ellie Mae Inc *	38,385	4,218,895
EPR Properties REIT	118,877	8,543,690
Host Hotels & Resorts Inc REIT	435,678	7,959,837
KeyCorp	469,326	8,795,169
Lamar Advertising Co ‘A’ REIT	154,346	11,355,235
Lincoln National Corp	59,862	4,045,474
Omega Healthcare Investors Inc REIT	121,030	3,996,411
Outfront Media Inc REIT	371,625	8,591,970
Public Storage REIT	32,159	6,706,116
Senior Housing Properties Trust REIT	272,597	5,571,883
SunTrust Banks Inc	209,227	11,867,356
T Rowe Price Group Inc	36,852	2,734,787
Unum Group	90,873	4,237,408
Voya Financial Inc	172,716	6,371,493
White Mountains Insurance Group Ltd	5,140	4,464,758
XL Group Ltd (Bermuda)	142,439	6,238,828

		155,648,946

Industrial - 13.4%

AGCO Corp	64,542	4,349,485
BWX Technologies Inc	152,109	7,415,314
Dycom Industries Inc *	69,807	6,249,123
Harris Corp	66,288	7,230,695
Hexcel Corp	91,110	4,809,697
Huntington Ingalls Industries Inc	36,201	6,739,178
Keysight Technologies Inc *	182,366	7,099,508
Martin Marietta Materials Inc	30,645	6,820,964
Masco Corp	123,615	4,723,329
Norfolk Southern Corp	57,354	6,979,982
Old Dominion Freight Line Inc	37,802	3,600,262
Orbital ATK Inc	80,395	7,907,652
Owens Corning	71,773	4,803,049
Parker-Hannifin Corp	34,705	5,546,553
Rockwell Automation Inc	21,786	3,528,461
Textron Inc	128,079	6,032,521
The Timken Co	110,222	5,097,768
Vulcan Materials Co	46,079	5,837,288
Xylem Inc	129,381	7,171,589

		111,942,418

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Technology - 14.8%

Activision Blizzard Inc	37,346	$2,150,009
Analog Devices Inc	52,305	4,069,329
Aspen Technology Inc *	39,317	2,172,657
athenahealth Inc *	36,265	5,097,046
CSRA Inc	229,829	7,297,071
DXC Technology Co	339,103	26,015,982
Electronic Arts Inc *	31,563	3,336,840
Fiserv Inc *	64,526	7,894,111
IPG Photonics Corp *	56,071	8,135,902
Jack Henry & Associates Inc	75,136	7,804,376
Lam Research Corp	41,785	5,909,653
Micron Technology Inc *	170,169	5,081,246
ON Semiconductor Corp *	306,395	4,301,786
Science Applications International Corp	52,293	3,630,180
ServiceNow Inc *	57,395	6,083,870
Skyworks Solutions Inc	52,482	5,035,648
Take-Two Interactive Software Inc *	52,431	3,847,387
Veeva Systems Inc ‘A’ *	58,851	3,608,155
Western Digital Corp	54,343	4,814,790
Workday Inc ‘A’ *	44,741	4,339,877
Xilinx Inc	40,567	2,609,269

		123,235,184

Utilities - 5.8%

American Water Works Co Inc	163,904	12,776,317
Atmos Energy Corp	202,211	16,773,402
ONE Gas Inc	91,989	6,421,752
Xcel Energy Inc	275,777	12,652,649

		48,624,120

Total Common Stocks (Cost $731,849,342)		833,410,878

	Principal Amount	Value

SHORT-TERM INVESTMENT - 0.5%

Repurchase Agreement - 0.5%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $3,816,945; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $3,896,224)	$3,816,907	$3,816,907

Total Short-Term Investment (Cost $3,816,907)		3,816,907

TOTAL INVESTMENTS - 100.2% (Cost $735,666,249)		837,227,785

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,749,969)

NET ASSETS - 100.0%		$835,477,816

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	18.6%
Consumer, Non-Cyclical	18.1%
Technology	14.8%
Consumer, Cyclical	14.2%
Industrial	13.4%
Utilities	5.8%
Basic Materials	5.5%
Energy	4.9%
Communications	4.4%
Others (each less than 3.0%)	0.5%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$833,410,878	$833,410,878	$-	$-
	Short-Term Investment	3,816,907	-	3,816,907	-

	Total	$837,227,785	$833,410,878	$3,816,907	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Basic Materials - 1.0%

Axalta Coating Systems Ltd *	123,480	$3,956,299

Communications - 6.5%

Arista Networks Inc *	23,146	3,467,039
GrubHub Inc *	186,787	8,143,913
MercadoLibre Inc (Argentina)	35,173	8,824,202
Pandora Media Inc *	577,932	5,155,154

		25,590,308

Consumer, Cyclical - 22.7%

BorgWarner Inc	191,200	8,099,232
Burberry Group PLC (United Kingdom)	234,625	5,076,982
Chipotle Mexican Grill Inc *	9,847	4,097,337
Duluth Holdings Inc ‘B’ *	74,742	1,361,052
Dunkin’ Brands Group Inc	138,676	7,643,821
Fastenal Co	292,833	12,747,020
Lululemon Athletica Inc *	112,379	6,705,655
Norwegian Cruise Line Holdings Ltd *	50,308	2,731,221
Polaris Industries Inc	91,996	8,484,791
The Scotts Miracle-Gro Co	41,942	3,752,131
Tiffany & Co	100,817	9,463,692
Tractor Supply Co	146,947	7,965,997
Under Armour Inc ‘C’ *	52,293	1,054,227
WABCO Holdings Inc *	33,128	4,224,151
Williams-Sonoma Inc	109,511	5,311,284

		88,718,593

Consumer, Non-Cyclical - 29.9%

ACADIA Pharmaceuticals Inc *	168,837	4,708,864
Align Technology Inc *	44,850	6,732,882
Alkermes PLC *	109,406	6,342,266
BioMarin Pharmaceutical Inc *	63,720	5,787,050
Blue Buffalo Pet Products Inc *	196,557	4,483,465
CoStar Group Inc *	44,720	11,788,192
Edwards Lifesciences Corp *	78,572	9,290,353
Intuitive Surgical Inc *	15,051	14,078,254
Jazz Pharmaceuticals PLC *	26,271	4,085,141
Laboratory Corp of America Holdings *	41,495	6,396,039
MarketAxess Holdings Inc	16,619	3,342,081
Pacira Pharmaceuticals Inc *	58,003	2,766,743
Snyder’s-Lance Inc	120,925	4,186,424
Square Inc ‘A’ *	161,631	3,791,863
The Hain Celestial Group Inc *	127,928	4,966,165
TransUnion *	67,187	2,909,869
Whole Foods Market Inc	184,882	7,785,381
Zoetis Inc	215,951	13,471,023

		116,912,055

Energy - 2.8%

Cabot Oil & Gas Corp	165,618	4,153,700
Cimarex Energy Co	31,941	3,002,773
Noble Energy Inc	137,758	3,898,551

		11,055,024

Financial - 9.9%

CME Group Inc ‘A’	81,377	10,191,656
Ellie Mae Inc *	37,417	4,112,502
First Republic Bank	76,821	7,689,782
Northern Trust Corp	73,891	7,182,944
Oaktree Capital Group LLC	73,831	3,440,525
Signature Bank *	42,347	6,078,065

		38,695,474

Industrial - 13.2%

Allegion PLC	56,859	4,612,402
AO Smith Corp	86,189	4,855,026
Expeditors International of Washington Inc	141,849	8,011,632
Fortune Brands Home & Security Inc	97,569	6,365,402

	Shares	Value
Generac Holdings Inc *	29,110	$1,051,744
Harris Corp	50,960	5,558,717
IDEX Corp	60,615	6,850,101
Trimble Inc *	245,208	8,746,569
Wabtec Corp	60,190	5,507,385

		51,558,978

Technology - 12.7%

Electronic Arts Inc *	103,638	10,956,610
Guidewire Software Inc *	68,692	4,719,827
Maxim Integrated Products Inc	117,739	5,286,481
Microchip Technology Inc	115,059	8,880,254
Red Hat Inc *	83,240	7,970,230
ServiceNow Inc *	86,495	9,168,470
Tyler Technologies Inc *	16,708	2,935,094

		49,916,966

Total Common Stocks (Cost $326,087,312)		386,403,697

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $4,583,019; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $4,676,496)	$4,582,973	4,582,973

Total Short-Term Investment (Cost $4,582,973)		4,582,973

TOTAL INVESTMENTS - 99.9% (Cost $330,670,285)		390,986,670

OTHER ASSETS & LIABILITIES, NET - 0.1%		396,734

NET ASSETS - 100.0%		$391,383,404

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	29.9%
Consumer, Cyclical	22.7%
Industrial	13.2%
Technology	12.7%
Financial	9.9%
Communications	6.5%
Others (each less than 3.0%)	5.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2016	-	$-
Call Options Written	2,075	84,282
Put Options Written	1,041	57,826
Call Options Exercised	(665)	(27,101)
Call Options Expired	(780)	(20,626)
Put Options Expired	(389)	(44,366)
Call Options Closed	(630)	(36,555)
Put Options Closed	(652)	(13,460)

Outstanding, June 30, 2017	-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$3,956,299	$3,956,299	$-	$-
	Communications	25,590,308	25,590,308	-	-
	Consumer, Cyclical	88,718,593	83,641,611	5,076,982	-
	Consumer, Non-Cyclical	116,912,055	116,912,055	-	-
	Energy	11,055,024	11,055,024	-	-
	Financial	38,695,474	38,695,474	-	-
	Industrial	51,558,978	51,558,978	-	-
	Technology	49,916,966	49,916,966	-	-

	Total Common Stocks	386,403,697	381,326,715	5,076,982	-

	Short-Term Investment	4,582,973	-	4,582,973	-

	Total	$390,986,670	$381,326,715	$9,659,955	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Basic Materials - 2.6%

FMC Corp	85,877	$6,273,315
PPG Industries Inc	97,657	10,738,363
Steel Dynamics Inc	533,615	19,108,753
Valvoline Inc	428,629	10,167,080

		46,287,511

Communications - 4.5%

CommScope Holding Co Inc *	180,360	6,859,091
eBay Inc *	521,212	18,200,723
Expedia Inc	93,550	13,934,272
IAC/InterActiveCorp *	177,669	18,342,548
Omnicom Group Inc	108,361	8,983,127
The Interpublic Group of Cos Inc	585,904	14,413,238

		80,732,999

Consumer, Cyclical - 6.8%

Advance Auto Parts Inc	62,465	7,282,794
Best Buy Co Inc	77,137	4,422,264
BorgWarner Inc	256,984	10,885,842
Brunswick Corp	459,104	28,799,594
Delta Air Lines Inc	165,269	8,881,556
Hasbro Inc	36,635	4,085,169
HD Supply Holdings Inc *	235,397	7,210,210
Newell Brands Inc	136,265	7,306,529
Tenneco Inc	147,639	8,537,964
United Continental Holdings Inc *	140,351	10,561,413
WABCO Holdings Inc *	110,228	14,055,172
WESCO International Inc *	178,515	10,228,910

		122,257,417

Consumer, Non-Cyclical - 9.6%

Becton Dickinson & Co	56,424	11,008,887
Boston Scientific Corp *	709,412	19,664,900
Bruker Corp	232,941	6,718,018
Cardinal Health Inc	90,015	7,013,969
Coca-Cola European Partners PLC (United Kingdom)	265,525	10,798,902
DaVita Inc *	138,560	8,973,145
ICON PLC *	60,454	5,911,797
Laboratory Corp of America Holdings *	139,821	21,552,009
ManpowerGroup Inc	243,639	27,202,294
Moody’s Corp	56,019	6,816,392
Nielsen Holdings PLC	133,604	5,165,131
Robert Half International Inc	416,347	19,955,512
Universal Health Services Inc ‘B’	93,438	11,406,911
Zimmer Biomet Holdings Inc	93,543	12,010,921

		174,198,788

Energy - 7.8%

Cimarex Energy Co	47,700	4,484,277
Diamondback Energy Inc *	215,216	19,113,333
Energen Corp *	360,958	17,820,496
EQT Corp	265,445	15,552,423
Gulfport Energy Corp *	292,238	4,310,510
Marathon Oil Corp	755,834	8,956,633
Marathon Petroleum Corp	240,819	12,602,058
Newfield Exploration Co *	308,609	8,783,012
Parsley Energy Inc ‘A’ *	484,600	13,447,650
Pioneer Natural Resources Co	37,832	6,037,231
QEP Resources Inc *	455,040	4,595,904
RSP Permian Inc *	300,228	9,688,358
Tesoro Corp	172,887	16,182,223

		141,574,108

Financial - 32.5%

Air Lease Corp	209,563	7,829,274
Alleghany Corp *	44,600	26,528,080

	Shares	Value
American Assets Trust Inc REIT	189,017	$7,445,380
American Homes 4 Rent ‘A’ REIT	287,197	6,482,036
Aon PLC	176,553	23,472,721
BB&T Corp	192,646	8,748,055
Boston Properties Inc REIT	217,269	26,728,432
Discover Financial Services	424,571	26,404,071
Douglas Emmett Inc REIT	341,116	13,034,042
E*TRADE Financial Corp *	71,201	2,707,774
East West Bancorp Inc	425,656	24,934,928
Equity Residential REIT	162,259	10,681,510
Essex Property Trust Inc REIT	30,888	7,946,556
Fifth Third Bancorp	1,035,511	26,881,866
GGP Inc REIT	228,649	5,386,970
Huntington Bancshares Inc	1,955,692	26,440,956
Kilroy Realty Corp REIT	80,628	6,059,194
Kimco Realty Corp REIT	327,487	6,009,386
Loews Corp	362,999	16,991,983
Marsh & McLennan Cos Inc	209,877	16,362,011
Navient Corp	714,973	11,904,300
Raymond James Financial Inc	341,201	27,371,144
Regency Centers Corp REIT	278,319	17,433,902
Regions Financial Corp	811,601	11,881,839
Reinsurance Group of America Inc	183,284	23,531,833
SEI Investments Co	90,562	4,870,424
SL Green Realty Corp REIT	266,282	28,172,636
SLM Corp *	1,434,846	16,500,729
State Street Corp	259,936	23,324,057
SunTrust Banks Inc	445,069	25,244,314
Synchrony Financial	401,446	11,971,120
TD Ameritrade Holding Corp	290,930	12,507,081
The Allstate Corp	230,895	20,420,354
Torchmark Corp	96,927	7,414,916
Unum Group	577,109	26,910,593
WR Berkley Corp	197,190	13,639,632
XL Group Ltd (Bermuda)	144,299	6,320,296

		586,494,395

Industrial - 19.0%

AMETEK Inc	223,332	13,527,219
Arrow Electronics Inc *	331,466	25,993,564
Berry Global Group Inc *	316,643	18,051,818
Crown Holdings Inc *	339,442	20,251,110
Curtiss-Wright Corp	64,227	5,894,754
Eaton Corp PLC	150,573	11,719,097
EnerSys	90,324	6,543,974
Flex Ltd *	1,229,009	20,045,137
Fluor Corp	144,051	6,594,655
Graphic Packaging Holding Co	897,890	12,372,924
Harris Corp	312,205	34,055,321
Hubbell Inc	57,666	6,526,061
Huntington Ingalls Industries Inc	45,358	8,443,845
Ingersoll-Rand PLC	219,562	20,065,771
Jabil Inc	295,743	8,632,738
L3 Technologies Inc	39,673	6,628,565
Masco Corp	637,811	24,370,758
Snap-on Inc	41,615	6,575,170
Spirit AeroSystems Holdings Inc ‘A’	132,381	7,670,155
Stanley Black & Decker Inc	206,922	29,120,133
TE Connectivity Ltd	215,172	16,929,733
Textron Inc	223,468	10,525,343
The Timken Co	251,176	11,616,890
WestRock Co	203,985	11,557,790

		343,712,525

Technology - 10.2%

Activision Blizzard Inc	470,541	27,089,045
Amdocs Ltd	458,590	29,560,711
Cognizant Technology Solutions Corp ‘A’	94,101	6,248,306
DXC Technology Co	244,112	18,728,273
Fidelity National Information Services Inc	350,522	29,934,579

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

MID-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
HP Inc	611,694	$10,692,411
Leidos Holdings Inc	174,001	8,994,112
Marvell Technology Group Ltd (Bermuda)	450,823	7,447,596
Microsemi Corp *	178,590	8,358,012
NetEase Inc ADR (China)	35,086	10,547,904
ON Semiconductor Corp *	784,744	11,017,806
Skyworks Solutions Inc	75,298	7,224,843
Western Digital Corp	88,268	7,820,545

		183,664,143

Utilities - 6.1%

Alliant Energy Corp	298,193	11,978,413
American Electric Power Co Inc	310,453	21,567,170
Edison International	320,076	25,026,743
Great Plains Energy Inc	161,243	4,721,195
PG&E Corp	310,406	20,601,646
Pinnacle West Capital Corp	174,915	14,895,761
Portland General Electric Co	238,878	10,914,336

		109,705,264

Total Common Stocks (Cost $1,581,521,455)		1,788,627,150

	Principal Amount

SHORT-TERM INVESTMENT - 1.1%

Repurchase Agreement - 1.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $19,634,574; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $20,030,390)	$19,634,378	19,634,378

Total Short-Term Investment (Cost $19,634,378)		19,634,378

TOTAL INVESTMENTS - 100.2% (Cost $1,601,155,833)		1,808,261,528

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,758,478)

NET ASSETS - 100.0%		$1,805,503,050

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.5%
Industrial	19.0%
Technology	10.2%
Consumer, Non-Cyclical	9.6%
Energy	7.8%
Consumer, Cyclical	6.8%
Utilities	6.1%
Communications	4.5%
Others (each less than 3.0%)	3.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,788,627,150	$1,788,627,150	$-	$-
	Short-Term Investment	19,634,378	-	19,634,378	-

	Total	$1,808,261,528	$1,788,627,150	$19,634,378	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 5.7%

Landec Corp *	187,790	$2,788,681
Sensient Technologies Corp	71,510	5,758,700
Versum Materials Inc	120,495	3,916,087
Other securities		16,803,909

		29,267,377

Communications - 2.8%

ORBCOMM Inc *	220,726	2,494,204
Other securities		11,984,999

		14,479,203

Consumer, Cyclical - 9.6%

BRP Inc (Canada)	133,667	3,915,800
LCI Industries	25,700	2,631,680
M/I Homes Inc *	97,347	2,779,257
Spirit Airlines Inc *	72,400	3,739,460
Thor Industries Inc	23,289	2,434,166
Other securities		34,016,375

		49,516,738

Consumer, Non-Cyclical - 10.5%

Hill-Rom Holdings Inc	68,905	5,485,527
Maple Leaf Foods Inc (Canada)	288,200	7,276,117
McGrath RentCorp	86,780	3,005,191
STERIS PLC	59,200	4,824,800
Other securities		33,306,719

		53,898,354

Diversified - 0.0%

Other securities		108,850

Energy - 5.3%

Energen Corp *	66,300	3,273,231
Hunting PLC * (United Kingdom)	454,262	2,889,138
Oil States International Inc *	110,502	3,000,129
Unit Corp *	97,286	1,822,167
Other securities		16,328,009

		27,312,674

Financial - 34.7%

Aspen Insurance Holdings Ltd (Bermuda)	73,580	3,667,963
Brandywine Realty Trust REIT	239,700	4,201,941
Chemical Financial Corp	130,108	6,298,528
Columbia Banking System Inc	156,209	6,224,929
First Horizon National Corp	308,500	5,374,070
Glacier Bancorp Inc	89,676	3,283,038
Horace Mann Educators Corp	69,939	2,643,694
Lakeland Financial Corp	109,975	5,045,653
LTC Properties Inc REIT	129,894	6,675,253
Old Republic International Corp	146,800	2,867,004
Pinnacle Financial Partners Inc	73,425	4,611,090
Sunstone Hotel Investors Inc REIT	291,120	4,692,854
The Hanover Insurance Group Inc	41,600	3,687,008
Validus Holdings Ltd	66,490	3,455,485
Other securities		115,886,546

		178,615,056

Industrial - 19.7%

AAR Corp	227,810	7,918,676
Astec Industries Inc	41,249	2,289,732
Cubic Corp	55,958	2,590,855
EMCOR Group Inc	52,073	3,404,533
Esterline Technologies Corp *	37,434	3,548,743
Gerresheimer AG (Germany)	67,000	5,392,401
Gibraltar Industries Inc *	81,602	2,909,111

	Shares	Value
Kennametal Inc	70,108	$2,623,441
Mueller Industries Inc	91,100	2,773,995
Mueller Water Products Inc ‘A’	423,496	4,946,433
Saia Inc *	78,687	4,036,643
Simpson Manufacturing Co Inc	123,062	5,379,040
Universal Forest Products Inc	29,264	2,555,040
Zebra Technologies Corp ‘A’ *	36,200	3,638,824
Other securities		47,219,342

		101,226,809

Technology - 4.7%

Kulicke & Soffa Industries Inc * (Singapore)	125,400	2,385,108
MKS Instruments Inc	60,700	4,085,110
NetScout Systems Inc *	135,283	4,653,735
Other securities		12,954,065

		24,078,018

Utilities - 5.3%

IDACORP Inc	74,419	6,351,662
Spire Inc	86,305	6,019,774
Other securities		15,145,582

		27,517,018

Total Common Stocks (Cost $425,558,754)		506,020,097

	Principal Amount

CORPORATE BONDS & NOTES - 0.5%

Energy - 0.4%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,182,950

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	496,460

Total Corporate Bonds & Notes (Cost $2,622,121)		2,679,410

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $7,461,228; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $7,617,914)	7,461,153	7,461,153

Total Short-Term Investment (Cost $7,461,153)		7,461,153

TOTAL INVESTMENTS - 100.2% (Cost $435,642,028)		516,160,660

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,135,443)

NET ASSETS - 100.0%		$515,025,217

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.7%
Industrial	19.8%
Consumer, Non-Cyclical	10.5%
Consumer, Cyclical	9.6%
Energy	5.7%
Basic Materials	5.7%
Utilities	5.3%
Technology	4.7%
Others (each less than 3.0%)	4.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2017.

(c)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(d)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	32	($4,523)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$29,267,377	$29,267,377	$-	$-
	Communications	14,479,203	14,479,203	-	-
	Consumer, Cyclical	49,516,738	49,516,738	-	-
	Consumer, Non-Cyclical	53,898,354	52,969,327	929,027	-
	Diversified	108,850	29,470	-	79,380
	Energy	27,312,674	24,423,536	2,889,138	-
	Financial	178,615,056	178,615,056	-	-
	Industrial	101,226,809	95,834,408	5,392,401	-
	Technology	24,078,018	24,078,018	-	-
	Utilities	27,517,018	27,517,018	-	-

	Total Common Stocks	506,020,097	496,730,151	9,210,566	79,380

	Corporate Bonds & Notes	2,679,410	-	2,679,410	-
	Short-Term Investment	7,461,153	-	7,461,153	-

	Total Assets	516,160,660	496,730,151	19,351,129	79,380

Liabilities	Derivatives:
	Equity Contracts
	Futures	(4,523)	(4,523)	-	-

	Total Liabilities	(4,523)	(4,523)	-	-

	Total	$516,156,137	$496,725,628	$19,351,129	$79,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 2.6%

Kaiser Aluminum Corp	17,114	$1,514,931
PolyOne Corp	56,393	2,184,665
US Silica Holdings Inc	25,849	917,381

		4,616,977

Communications - 8.5%

Ciena Corp *	90,828	2,272,517
GrubHub Inc *	55,122	2,403,319
LogMeIn Inc	12,493	1,305,518
NETGEAR Inc *	34,607	1,491,562
Shutterfly Inc *	42,301	2,009,297
Sinclair Broadcast Group Inc ‘A’	59,260	1,949,654
TiVo Corp	102,660	1,914,609
Web.com Group Inc *	66,109	1,672,558

		15,019,034

Consumer, Cyclical - 17.4%

AMC Entertainment Holdings Inc ‘A’	59,327	1,349,689
American Eagle Outfitters Inc	106,001	1,277,312
American Woodmark Corp *	21,687	2,072,193
Beacon Roofing Supply Inc *	38,531	1,888,019
Bloomin’ Brands Inc	106,040	2,251,229
BMC Stock Holdings Inc *	71,121	1,553,994
Chico’s FAS Inc	100,140	943,319
iRobot Corp *	18,400	1,548,176
Lithia Motors Inc ‘A’	22,734	2,142,225
Select Comfort Corp *	59,996	2,129,258
Sonic Corp	79,790	2,113,637
Steven Madden Ltd *	38,873	1,552,976
Texas Roadhouse Inc	38,877	1,980,783
The Cheesecake Factory Inc	20,013	1,006,654
The Children’s Place Inc	15,754	1,608,483
Universal Electronics Inc *	25,228	1,686,492
Wabash National Corp	94,191	2,070,318
Wolverine World Wide Inc	58,857	1,648,585

		30,823,342

Consumer, Non-Cyclical - 32.3%

Aclaris Therapeutics Inc *	41,728	1,131,663
AMAG Pharmaceuticals Inc *	32,857	604,569
Amedisys Inc *	36,527	2,294,261
Amphastar Pharmaceuticals Inc *	57,662	1,029,843
BioTelemetry Inc *	48,887	1,635,270
Cardtronics PLC ‘A’ *	51,650	1,697,219
Deluxe Corp	46,405	3,212,154
FibroGen Inc *	38,659	1,248,686
HealthSouth Corp	37,926	1,835,618
Horizon Pharma PLC *	137,966	1,637,656
ICU Medical Inc *	10,524	1,815,390
Insperity Inc	32,074	2,277,254
iRhythm Technologies Inc *	29,894	1,270,196
Ironwood Pharmaceuticals Inc *	93,526	1,765,771
J&J Snack Foods Corp	13,079	1,727,344
LHC Group Inc *	28,124	1,909,338
Masimo Corp *	16,312	1,487,328
Merit Medical Systems Inc *	40,976	1,563,234
Molina Healthcare Inc *	40,323	2,789,545
Nektar Therapeutics *	132,099	2,582,536
Neurocrine Biosciences Inc *	31,340	1,441,640
NuVasive Inc *	32,966	2,535,745
Otonomy Inc *	65,751	1,239,406
PAREXEL International Corp *	29,206	2,538,294
Puma Biotechnology Inc *	27,326	2,388,292
Revance Therapeutics Inc *	44,234	1,167,778
Supernus Pharmaceuticals Inc *	83,356	3,592,644
The Spectranetics Corp *	65,045	2,497,728

	Shares	Value
TrueBlue Inc *	55,278	$1,464,867
Ultragenyx Pharmaceutical Inc *	22,480	1,396,233
USANA Health Sciences Inc *	23,796	1,525,324

		57,302,826

Energy - 0.4%

Sanchez Energy Corp *	95,734	687,370

Financial - 5.7%

BofI Holding Inc *	50,063	1,187,494
DuPont Fabros Technology Inc REIT	19,591	1,198,186
Eagle Bancorp Inc *	23,055	1,459,381
Home BancShares Inc	76,253	1,898,700
Moelis & Co ‘A’	32,018	1,243,899
PS Business Parks Inc REIT	14,740	1,951,429
Texas Capital Bancshares Inc *	14,388	1,113,631

		10,052,720

Industrial - 12.8%

Aerojet Rocketdyne Holdings Inc *	86,319	1,795,435
Forward Air Corp	27,505	1,465,466
Generac Holdings Inc *	55,829	2,017,102
Littelfuse Inc	13,795	2,276,175
Lydall Inc *	27,359	1,414,460
Masonite International Corp *	27,709	2,092,030
MasTec Inc *	43,651	1,970,843
Saia Inc *	42,293	2,169,631
SPX Corp *	65,237	1,641,363
Tetra Tech Inc	29,639	1,355,984
Trinseo SA	30,917	2,123,998
US Concrete Inc *	30,658	2,408,186

		22,730,673

Technology - 18.0%

Acxiom Corp *	98,955	2,570,851
Ambarella Inc *	25,642	1,244,919
Aspen Technology Inc *	30,013	1,658,518
Barracuda Networks Inc *	93,996	2,167,548
CommVault Systems Inc *	42,414	2,394,270
Diebold Nixdorf Inc	61,044	1,709,232
Integrated Device Technology Inc *	80,807	2,084,013
j2 Global Inc	38,840	3,304,896
MACOM Technology Solutions Holdings Inc *	27,485	1,532,838
Microsemi Corp *	29,297	1,371,100
MicroStrategy Inc ‘A’ *	9,654	1,850,382
Power Integrations Inc	25,630	1,868,427
RealPage Inc *	80,343	2,888,331
Silicon Laboratories Inc *	28,862	1,972,718
Silver Spring Networks Inc *	134,184	1,513,595
Xperi Corp	63,608	1,895,518

		32,027,156

Total Common Stocks (Cost $148,735,973)		173,260,098

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP GROWTH PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $3,652,894; collateralized by U.S. Treasury Notes: 2.250% due 12/31/23 and value $3,729,478)	$3,652,858	$3,652,858

Total Short-Term Investment (Cost $3,652,858)		3,652,858

TOTAL INVESTMENTS - 99.8% (Cost $152,388,831)		176,912,956

OTHER ASSETS & LIABILITIES, NET - 0.2%		308,200

NET ASSETS - 100.0%		$177,221,156

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	32.3%
Technology	18.0%
Consumer, Cyclical	17.4%
Industrial	12.8%
Communications	8.5%
Financial	5.7%
Others (each less than 3.0%)	5.1%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$173,260,098	$173,260,098	$-	$-
	Short-Term Investment	3,652,858	-	3,652,858	-

	Total	$176,912,956	$173,260,098	$3,652,858	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Other security		$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 97.8%

Basic Materials - 3.4%

Sensient Technologies Corp	19,269	1,551,733
Other securities		27,634,339

		29,186,072

Communications - 6.5%

Ciena Corp *	61,472	1,538,029
GrubHub Inc *	37,397	1,630,509
Proofpoint Inc *	18,687	1,622,592
Other securities		51,075,575

		55,866,705

Consumer, Cyclical - 11.5%

Other securities		99,410,313

Consumer, Non-Cyclical - 20.7%

Bluebird Bio Inc *	19,516	2,050,156
Catalent Inc *	54,724	1,920,812
Clovis Oncology Inc *	18,845	1,764,457
Exact Sciences Corp *	47,743	1,688,670
Grand Canyon Education Inc *	20,392	1,598,937
HealthSouth Corp	38,921	1,883,776
Kite Pharma Inc *	21,256	2,203,610
Masimo Corp *	19,500	1,778,010
NuVasive Inc *	21,886	1,683,471
PAREXEL International Corp *	21,921	1,905,154
Other securities		159,821,463

		178,298,516

Diversified - 0.1%

Other security		924,179

Energy - 3.5%

Other securities		29,827,065

Financial - 25.2%

CNO Financial Group Inc	74,814	1,562,116
Cousins Properties Inc REIT	182,316	1,602,558
Ellie Mae Inc *	14,738	1,619,854
Gramercy Property Trust REIT	65,931	1,958,810
Hancock Holding Co	36,660	1,796,340
Healthcare Realty Trust Inc REIT	50,403	1,721,262
IBERIABANK Corp	21,993	1,792,429
MB Financial Inc	35,221	1,551,133
MGIC Investment Corp *	161,240	1,805,888
Radian Group Inc	94,505	1,545,157
Sunstone Hotel Investors Inc REIT	96,996	1,563,576
Texas Capital Bancshares Inc *	21,899	1,694,983
The GEO Group Inc REIT	52,837	1,562,390
Umpqua Holdings Corp	97,201	1,784,610
United Bankshares Inc	43,497	1,705,082
Wintrust Financial Corp	24,112	1,843,121
Other securities		190,471,238

		217,580,547

	Shares	Value
Industrial - 13.6%

Curtiss-Wright Corp	19,232	$1,765,113
EMCOR Group Inc	25,620	1,675,036
Littelfuse Inc	9,699	1,600,335
Woodward Inc	23,301	1,574,682
Other securities		110,964,805

		117,579,971

Technology - 9.9%

Aspen Technology Inc *	32,663	1,804,957
Blackbaud Inc	20,662	1,771,766
Cirrus Logic Inc *	28,059	1,759,860
EPAM Systems Inc *	21,248	1,786,744
Fair Isaac Corp	13,404	1,868,652
j2 Global Inc	20,207	1,719,414
MAXIMUS Inc	28,082	1,758,776
Medidata Solutions Inc *	24,511	1,916,760
MKS Instruments Inc	23,431	1,576,906
Monolithic Power Systems Inc	17,165	1,654,706
Other securities		67,845,673

		85,464,214

Utilities - 3.4%

ALLETE Inc	22,227	1,593,231
Black Hills Corp	23,280	1,570,702
IDACORP Inc	21,954	1,873,774
ONE Gas Inc	22,698	1,584,547
Portland General Electric Co	38,950	1,779,625
WGL Holdings Inc	22,403	1,869,082
Other securities		19,177,021

		29,447,982

Total Common Stocks (Cost $716,992,039)		843,585,564

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $18,450,341; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $18,824,049)	$18,450,156	18,450,156

Total Short-Term Investment (Cost $18,450,156)		18,450,156

TOTAL INVESTMENTS - 100.0% (Cost $735,515,674)		862,187,311

OTHER ASSETS & LIABILITIES, NET - 0.0%		332,738

NET ASSETS - 100.0%		$862,520,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Summary Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.2%
Consumer, Non-Cyclical	20.7%
Industrial	13.6%
Consumer, Cyclical	11.5%
Technology	9.9%
Communications	6.5%
Energy	3.5%
Utilities	3.4%
Basic Materials	3.4%
Others (each less than 3.0%)	2.3%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Investments, including those listed under Other Securities, with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Other securities represent the Fund’s securities not identified as top-fifty holdings and issuers in terms of value, and not exceeding one percent of the Fund’s net assets as of June 30, 2017.

(d)	A Summary Schedule of Investments is presented for this Fund. For information on availability of a complete Schedule of Investments, refer to the Where To Go For More Information section of this report.

(e)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	277	$251,340

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks	843,585,564	843,585,564	-	-
	Short-Term Investment	18,450,156	-	18,450,156	-
	Derivatives:
	Equity Contracts
	Futures	251,340	251,340	-	-

	Total	$862,438,651	$843,836,904	$18,450,156	$151,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Communications - 4.5%

Extreme Networks Inc *	443,050	$4,084,921
FTD Cos Inc *	399,424	7,988,480
Infinera Corp *	476,990	5,089,483
NETGEAR Inc *	116,203	5,008,349
Scholastic Corp	195,270	8,511,820

		30,683,053

Consumer, Cyclical - 15.9%

Anixter International Inc *	108,327	8,471,171
Bloomin’ Brands Inc	393,520	8,354,430
Caleres Inc	269,784	7,494,600
Citi Trends Inc	395,789	8,398,643
Cooper-Standard Holdings Inc *	41,540	4,190,140
Crocs Inc *	530,610	4,091,003
Dana Inc	404,470	9,031,815
Ethan Allen Interiors Inc	233,190	7,532,037
Knoll Inc	362,310	7,264,315
Red Robin Gourmet Burgers Inc *	128,190	8,364,397
Regal Entertainment Group ‘A’	464,780	9,509,399
SkyWest Inc	262,840	9,225,684
Tenneco Inc	99,230	5,738,471
The Children’s Place Inc	42,364	4,325,364
Wesco Aircraft Holdings Inc *	571,660	6,202,511

		108,193,980

Consumer, Non-Cyclical - 10.5%

ABM Industries Inc	125,680	5,218,234
Booz Allen Hamilton Holding Corp	195,320	6,355,713
Cott Corp (Canada)	470,243	6,790,309
ICON PLC *	97,300	9,514,967
LifePoint Health Inc *	127,120	8,536,108
Molina Healthcare Inc *	119,010	8,233,112
Sotheby’s *	175,870	9,438,943
TrueBlue Inc *	317,070	8,402,355
Viad Corp	88,234	4,169,056
WellCare Health Plans Inc *	29,250	5,252,130

		71,910,927

Energy - 6.5%

Helix Energy Solutions Group Inc *	265,340	1,496,518
Oasis Petroleum Inc *	561,850	4,522,892
Oil States International Inc *	165,900	4,504,185
Patterson-UTI Energy Inc	249,420	5,035,790
QEP Resources Inc *	621,340	6,275,534
RPC Inc	496,420	10,032,648
SM Energy Co	348,590	5,762,193
SRC Energy Inc *	970,800	6,533,484

		44,163,244

Financial - 27.2%

1st Source Corp	143,025	6,856,619
Armada Hoffler Properties Inc REIT	365,080	4,727,786
Associated Banc-Corp	408,280	10,288,656
Customers Bancorp Inc *	250,247	7,076,985
Education Realty Trust Inc REIT	181,990	7,052,113
Essent Group Ltd *	241,587	8,972,541
First American Financial Corp	90,420	4,040,870
First Commonwealth Financial Corp	511,350	6,483,918
Fulton Financial Corp	404,290	7,681,510
Gramercy Property Trust REIT	326,069	9,687,510
HomeStreet Inc *	203,510	5,632,139
Hope Bancorp Inc	448,903	8,372,041
Huntington Bancshares Inc	188,764	2,552,089
Independence Realty Trust Inc REIT	534,310	5,273,640
Independent Bank Group Inc	142,755	8,493,922
National Storage Affiliates Trust REIT	376,470	8,700,222

	Shares	Value
Ramco-Gershenson Properties Trust REIT	340,132	$4,387,703
Selective Insurance Group Inc	129,850	6,498,993
State Auto Financial Corp	139,825	3,597,697
Sterling Bancorp	480,150	11,163,487
Synovus Financial Corp	175,210	7,751,290
Texas Capital Bancshares Inc *	143,190	11,082,906
Validus Holdings Ltd	71,020	3,690,909
Webster Financial Corp	198,660	10,374,025
WSFS Financial Corp	125,362	5,685,167
Zions Bancorp	210,880	9,259,741

		185,384,479

Industrial - 16.7%

AECOM *	229,001	7,403,602
Air Transport Services Group Inc *	195,875	4,266,158
Atlas Air Worldwide Holdings Inc *	101,790	5,308,349
Covenant Transportation Group Inc ‘A’ *	404,412	7,089,342
EnerSys	106,870	7,742,731
Esterline Technologies Corp *	89,020	8,439,096
General Cable Corp	502,980	8,223,723
Graphic Packaging Holding Co	709,000	9,770,020
Oshkosh Corp	112,740	7,765,531
Regal Beloit Corp	90,690	7,395,770
Saia Inc *	117,690	6,037,497
SPX FLOW Inc *	211,910	7,815,241
Terex Corp	274,690	10,300,875
Trinseo SA	123,429	8,479,572
Tutor Perini Corp *	266,140	7,651,525

		113,689,032

Technology - 14.8%

Convergys Corp	204,730	4,868,479
CSG Systems International Inc	184,200	7,474,836
Cypress Semiconductor Corp	605,661	8,267,273
FormFactor Inc *	484,783	6,011,309
Integrated Device Technology Inc *	240,810	6,210,490
Kulicke & Soffa Industries Inc * (Singapore)	423,610	8,057,062
MagnaChip Semiconductor Corp * (South Korea)	206,100	2,019,780
Mellanox Technologies Ltd * (Israel)	86,060	3,726,398
Mitel Networks Corp *	992,469	7,294,647
NCR Corp *	223,610	9,132,233
Photronics Inc *	563,830	5,300,002
Unisys Corp *	639,610	8,187,008
VeriFone Systems Inc *	360,270	6,520,887
Verint Systems Inc *	240,240	9,777,768
Virtusa Corp *	141,780	4,168,332
WNS Holdings Ltd ADR * (India)	124,240	4,268,886

		101,285,390

Utilities - 2.3%

PNM Resources Inc	248,490	9,504,743
Portland General Electric Co	133,800	6,113,322

		15,618,065

Total Common Stocks (Cost $588,961,408)		670,928,170

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value

SHORT-TERM INVESTMENT - 1.9%

Repurchase Agreement - 1.9%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $12,765,244; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $13,023,347)	$12,765,116	$12,765,116

Total Short-Term Investment (Cost $12,765,116)		12,765,116

TOTAL INVESTMENTS - 100.3% (Cost $601,726,524)		683,693,286

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(2,099,501)

NET ASSETS - 100.0%		$681,593,785

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	27.2%
Industrial	16.7%
Consumer, Cyclical	15.9%
Technology	14.8%
Consumer, Non-Cyclical	10.5%
Energy	6.5%
Communications	4.5%
Others (each less than 3.0%)	4.2%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$670,928,170	$670,928,170	$-	$-
	Short-Term Investment	12,765,116	-	12,765,116	-

	Total	$683,693,286	$670,928,170	$12,765,116	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 0.2%

AdvanSix Inc *	87,385	$2,729,907

Communications - 8.2%

CBS Corp ‘B’	183,693	11,715,940
Charter Communications Inc ‘A’ *	31,777	10,704,083
Cisco Systems Inc	455,474	14,256,336
Clear Channel Outdoor Holdings Inc ‘A’	471,013	2,284,413
CommScope Holding Co Inc *	124,861	4,748,464
DISH Network Corp ‘A’ *	295,662	18,555,747
Entercom Communications Corp ‘A’	385,180	3,986,613
Expedia Inc	81,396	12,123,934
Media General Inc * +	337,364	-
Nexstar Media Group Inc ‘A’	136,875	8,185,125
Sinclair Broadcast Group Inc ‘A’	156,030	5,133,387
Time Warner Inc	72,158	7,245,385
Verizon Communications Inc	212,720	9,500,075

		108,439,502

Consumer, Cyclical - 11.3%

AutoZone Inc *	17,926	10,226,066
Bed Bath & Beyond Inc	172,685	5,249,624
Best Buy Co Inc	115,567	6,625,456
Brinker International Inc	165,360	6,300,216
Columbia Sportswear Co	134,247	7,794,381
CVS Health Corp	133,078	10,707,456
Delta Air Lines Inc	466,021	25,043,969
Genuine Parts Co	103,070	9,560,773
Hanesbrands Inc	176,545	4,088,782
Hilton Worldwide Holdings Inc	138,658	8,575,997
Kohl’s Corp	265,623	10,271,642
La Quinta Holdings Inc *	472,629	6,980,730
Newell Brands Inc	113,056	6,062,063
Red Rock Resorts Inc ‘A’	93,328	2,197,874
The Gap Inc	202,752	4,458,517
The Home Depot Inc	64,129	9,837,389
Tiffany & Co	92,390	8,672,649
Walgreens Boots Alliance Inc	84,801	6,640,766

		149,294,350

Consumer, Non-Cyclical - 15.4%

Aetna Inc	110,015	16,703,577
Allergan PLC	36,096	8,774,577
Cigna Corp	32,666	5,467,962
Coty Inc ‘A’	353,450	6,630,722
Dr Pepper Snapple Group Inc	95,236	8,676,952
HCA Healthcare Inc *	119,892	10,454,582
Johnson & Johnson	170,200	22,515,758
Merck & Co Inc	309,182	19,815,474
Molson Coors Brewing Co ‘B’	105,800	9,134,772
PayPal Holdings Inc *	158,729	8,518,985
Pfizer Inc	935,492	31,423,176
Post Holdings Inc *	114,475	8,888,984
The Kroger Co	295,509	6,891,270
The Procter & Gamble Co	153,968	13,418,311
TreeHouse Foods Inc *	109,912	8,978,711
UnitedHealth Group Inc	73,511	13,630,410
VWR Corp *	98,752	3,259,804

		203,184,027

Energy - 7.8%

Apache Corp	202,749	9,717,759
ConocoPhillips	222,408	9,777,056
EQT Corp	171,166	10,028,616
Exxon Mobil Corp	302,732	24,439,554
Kinder Morgan Inc	529,010	10,135,832

	Shares	Value
Marathon Petroleum Corp	197,938	$10,358,095
Murphy USA Inc *	80,915	5,996,611
Occidental Petroleum Corp	81,757	4,894,792
PBF Energy Inc ‘A’	291,011	6,477,905
Phillips 66	131,506	10,874,231

		102,700,451

Financial - 37.1%

Alleghany Corp *	5,125	3,048,350
Allied World Assurance Co Holdings AG	175,732	9,296,223
Ally Financial Inc	469,162	9,805,486
American Homes 4 Rent ‘A’ REIT	411,898	9,296,538
American International Group Inc	319,418	19,970,013
Athene Holding Ltd ‘A’ *	100,370	4,979,356
Bank of America Corp	1,436,062	34,838,864
Brixmor Property Group Inc REIT	432,738	7,737,355
Capital One Financial Corp	341,645	28,226,710
CBRE Group Inc ‘A’ *	223,913	8,150,433
Chubb Ltd	82,074	11,931,918
Citigroup Inc	262,214	17,536,872
Citizens Financial Group Inc	406,668	14,509,914
CNO Financial Group Inc	236,042	4,928,557
EastGroup Properties Inc REIT	80,799	6,770,956
Fifth Third Bancorp	321,455	8,344,972
First Republic Bank	91,008	9,109,901
Invesco Ltd	200,242	7,046,516
Kimco Realty Corp REIT	434,145	7,966,561
Loews Corp	537,703	25,169,877
M&T Bank Corp	118,451	19,183,139
Marsh & McLennan Cos Inc	53,045	4,135,388
Mid-America Apartment Communities Inc REIT	73,089	7,702,119
Morgan Stanley	201,940	8,998,446
Northern Trust Corp	100,662	9,785,353
Outfront Media Inc REIT	314,026	7,260,281
Park Hotels & Resorts Inc REIT	92,433	2,491,994
Prudential Financial Inc	56,590	6,119,643
Rayonier Inc REIT	389,785	11,214,114
SunTrust Banks Inc	268,853	15,249,342
T Rowe Price Group Inc	216,560	16,070,918
The Charles Schwab Corp	229,380	9,854,165
The Hartford Financial Services Group Inc	273,947	14,401,394
The PNC Financial Services Group Inc	163,085	20,364,424
The Travelers Cos Inc	104,247	13,190,373
Unum Group	158,383	7,385,399
US Bancorp	272,749	14,161,128
Wells Fargo & Co	848,728	47,028,019
Weyerhaeuser Co REIT	168,115	5,631,853

		488,892,864

Industrial - 9.3%

Arrow Electronics Inc *	113,014	8,862,558
Ball Corp	377,468	15,932,924
Carlisle Cos Inc	121,231	11,565,437
Dover Corp	123,078	9,873,317
Energizer Holdings Inc	57,853	2,778,101
Graphic Packaging Holding Co	499,286	6,880,161
Honeywell International Inc	112,137	14,946,741
Illinois Tool Works Inc	58,599	8,394,307
KapStone Paper & Packaging Corp	219,220	4,522,509
Martin Marietta Materials Inc	46,569	10,365,328
United Technologies Corp	131,824	16,097,029
WestRock Co	212,982	12,067,560

		122,285,972

Technology - 3.9%

Hewlett Packard Enterprise Co	459,826	7,628,513
KLA-Tencor Corp	51,740	4,734,727
Microsoft Corp	240,951	16,608,752
QUALCOMM Inc	136,330	7,528,143
Texas Instruments Inc	191,946	14,766,406

		51,266,541

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

VALUE ADVANTAGE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Utilities - 5.7%

American Electric Power Co Inc	201,700	$14,012,099
Duke Energy Corp	84,152	7,034,266
Edison International	129,628	10,135,613
Eversource Energy	128,500	7,801,235
NextEra Energy Inc	105,341	14,761,434
Sempra Energy	72,932	8,223,083
Xcel Energy Inc	296,161	13,587,867

		75,555,597

Total Common Stocks (Cost $1,106,590,685)		1,304,349,211

	Principal Amount

SHORT-TERM INVESTMENT - 1.2%

Repurchase Agreement - 1.2%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $15,904,411; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $16,226,567)	$15,904,252	15,904,252

Total Short-Term Investment (Cost $15,904,252)		15,904,252

TOTAL INVESTMENTS - 100.1% (Cost $1,122,494,937)		1,320,253,463

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,225,616)

NET ASSETS - 100.0%		$1,319,027,847

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	37.1%
Consumer, Non-Cyclical	15.4%
Consumer, Cyclical	11.3%
Industrial	9.3%
Communications	8.2%
Energy	7.8%
Utilities	5.7%
Technology	3.9%
Others (each less than 3.0%)	1.4%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$1,304,349,211	$1,304,349,211	$-	$-
	Short-Term Investment	15,904,252	-	15,904,252	-

	Total	$1,320,253,463	$1,304,349,211	$15,904,252	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Brazil - 0.9%

Lojas Americanas SA	4,672,270	$19,744,568

India - 0.1%

Zee Entertainment Enterprises Ltd	13,018,073	1,949,564

Total Preferred Stocks (Cost $22,005,824)		21,694,132

COMMON STOCKS - 94.2%

Argentina - 0.0%

MercadoLibre Inc	3,870	970,906

Brazil - 3.9%

B3 SA - Brasil Bolsa Balcao	5,930,543	35,355,194
Embraer SA ADR	664,503	12,113,890
Estacio Participacoes SA	2,694,900	11,892,734
Kroton Educacional SA	1,873,090	8,407,392
Sul America SA	1,951,304	10,425,331
Ultrapar Participacoes SA	136,000	3,182,324

		81,376,865

China - 22.7%

3SBio Inc * ~	4,178,000	5,543,890
Alibaba Group Holding Ltd ADR *	920,755	129,734,379
China Lodging Group Ltd ADR *	306,283	24,710,912
China Mobile Ltd	941,000	9,976,295
Ctrip.com International Ltd ADR *	840,110	45,248,325
Jiangsu Hengrui Medicine Co Ltd ‘A’	4,283,294	31,962,806
Kweichow Moutai Co Ltd ‘A’	398,200	27,727,946
New Oriental Education & Technology Group Inc ADR *	316,050	22,278,365
Sinopharm Group Co Ltd ‘H’	6,891,600	31,135,621
SOHO China Ltd *	1,657,500	817,646
Tencent Holdings Ltd	3,433,418	123,173,649
Tingyi Cayman Islands Holding Corp	1,278,000	1,515,939
Want Want China Holdings Ltd	19,234,000	12,978,361
Wuxi Biologics Cayman Inc * ~	319,000	1,199,194

		468,003,328

Colombia - 1.2%

Grupo Aval Acciones y Valores SA ADR	1,690,571	13,997,928
Grupo de Inversiones Suramericana SA	807,330	10,490,705

		24,488,633

Egypt - 0.5%

Commercial International Bank Egypt SAE	2,227,915	9,831,351

France - 3.6%

Kering	134,444	45,779,757
LVMH Moet Hennessy Louis Vuitton SE	110,378	27,600,607

		73,380,364

Hong Kong - 5.4%

AIA Group Ltd	8,216,800	60,117,063
Hang Lung Group Ltd	1,248,000	5,163,719
Hong Kong Exchanges & Clearing Ltd	499,049	12,892,627
Jardine Strategic Holdings Ltd (XSES)	784,170	32,689,987

		110,863,396

	Shares	Value
India - 13.6%

Apollo Hospitals Enterprise Ltd *	715,596	$14,101,554
Biocon Ltd *	987,333	5,056,011
Cholamandalam Investment & Finance Co Ltd	295,818	5,144,120
Dr Reddy’s Laboratories Ltd	321,004	13,383,300
Glenmark Pharmaceuticals Ltd	571,687	5,595,854
Housing Development Finance Corp Ltd	4,009,563	100,134,843
Infosys Ltd	3,109,365	45,007,286
Kotak Mahindra Bank Ltd	1,650,473	24,388,540
Lupin Ltd	74,769	1,225,860
Tata Consultancy Services Ltd	575,226	21,010,682
UltraTech Cement Ltd	242,472	14,843,782
Zee Entertainment Enterprises Ltd	3,990,062	30,284,971

		280,176,803

Indonesia - 2.1%

P.T. Astra International Tbk	27,802,600	18,627,653
P.T. Bank Mandiri Persero Tbk	14,258,700	13,667,258
P.T. Indocement Tunggal Prakarsa Tbk	7,222,400	9,981,133
P.T. Semen Indonesia Persero Tbk	2,365,000	1,773,664

		44,049,708

Italy - 1.3%

PRADA SPA	7,362,000	27,372,461

Japan - 0.9%

Murata Manufacturing Co Ltd	122,200	18,655,782

Jordan - 0.1%

Hikma Pharmaceuticals PLC	70,920	1,358,225

Malaysia - 1.6%

Genting Bhd	10,214,100	22,390,143
Genting Malaysia Bhd	8,063,000	10,329,526

		32,719,669

Mexico - 5.1%

Fomento Economico Mexicano SAB de CV	2,560,544	25,220,627
Fomento Economico Mexicano SAB de CV ADR	134,870	13,263,116
Grupo Aeroportuario del Sureste SAB de CV ‘B’	657,892	13,880,846
Grupo Financiero Banorte SAB de CV ‘O’	2,879,439	18,307,512
Grupo Financiero Inbursa SAB de CV ‘O’	10,955,931	18,713,898
Grupo Mexico SAB de CV ‘B’	1,956,273	5,504,889
Kimberly-Clark de Mexico SAB de CV ‘A’	4,662,402	9,864,935

		104,755,823

Nigeria - 0.6%

Nigerian Breweries PLC	12,676,403	6,484,196
Zenith Bank PLC	78,661,507	5,220,775

		11,704,971

Peru - 0.4%

Credicorp Ltd	42,410	7,607,930

Philippines - 3.5%

Ayala Corp	137,980	2,325,753
Ayala Land Inc	13,529,900	10,659,259
Bank of the Philippine Islands	1,049,340	2,162,730
BDO Unibank Inc	849,280	2,087,811
Jollibee Foods Corp	2,606,278	10,530,555
SM Investments Corp	1,608,049	25,566,042
SM Prime Holdings Inc	30,023,475	19,616,867

		72,949,017

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Poland - 0.8%

Bank Pekao SA	523,179	$17,615,552

Russia - 7.8%

Alrosa PJSC	9,157,032	13,444,034
Magnit PJSC (RTS)	367,073	57,151,040
Moscow Exchange MICEX-RTS PJSC	5,957,240	10,546,936
Novatek PJSC GDR (LI) ~	463,063	51,630,578
Polyus PJSC GDR * ~	148,000	4,972,800
Sberbank of Russia PJSC ADR (SEAQ)	2,177,504	22,563,601

		160,308,989

South Africa - 2.5%

FirstRand Ltd	2,735,048	9,863,473
Mediclinic International PLC	775,510	7,501,538
Shoprite Holdings Ltd	697,928	10,642,289
Steinhoff International Holdings NV	4,545,353	23,290,080

		51,297,380

South Korea - 3.8%

Celltrion Inc *	28,075	2,823,410
LG Household & Health Care Ltd	31,526	27,393,028
NAVER Corp	46,316	33,951,056
Samsung Biologics Co Ltd * ~	54,031	13,782,730

		77,950,224

Spain - 0.4%

Prosegur Cash SA * ~	2,797,511	7,348,905

Switzerland - 2.0%

Glencore PLC	11,127,594	41,697,607

Taiwan - 5.8%

Taiwan Semiconductor Manufacturing Co Ltd	17,439,376	119,149,536

Thailand - 0.2%

CP ALL PCL	2,659,500	4,909,727

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	1,723,643	10,703,198
BIM Birlesik Magazalar AS	634,866	11,770,803

		22,474,001

United Arab Emirates - 1.9%

DP World Ltd (NASDAQ)	1,403,990	29,371,471
Emaar Properties PJSC	5,138,931	10,840,436

		40,211,907

United Kingdom - 0.7%

Old Mutual PLC (XJSE)	5,414,584	13,541,826

United States - 0.7%

NIKE Inc ‘B’	259,730	15,324,070

Total Common Stocks (Cost $1,611,824,586)		1,942,094,956

	Principal Amount	Value

SHORT-TERM INVESTMENT - 4.5%

Repurchase Agreement - 4.5%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $92,060,821; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $93,904,646)	$92,059,901	$92,059,901

Total Short-Term Investment (Cost $92,059,901)		92,059,901

TOTAL INVESTMENTS - 99.7% (Cost $1,725,890,311)		2,055,848,989

OTHER ASSETS & LIABILITIES, NET - 0.3%		6,161,123

NET ASSETS - 100.0%		$2,062,010,112

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	23.0%
Consumer, Non-Cyclical	20.8%
Communications	18.2%
Consumer, Cyclical	13.4%
Technology	9.0%
Short-Term Investment	4.5%
Industrial	3.4%
Basic Materials	3.2%
Others (each less than 3.0%)	4.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

China	22.7%
India	13.7%
Russia	7.8%
Taiwan	5.8%
Hong Kong	5.4%
United States (Includes Short-Term Investment)	5.2%
Mexico	5.1%
Brazil	4.8%
South Korea	3.8%
France	3.6%
Philippines	3.5%
Others (each less than 3.0%)	18.3%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$21,694,132	$21,694,132	$-	$-
	Common Stocks
	Argentina	970,906	970,906	-	-
	Brazil	81,376,865	81,376,865	-	-
	China	468,003,328	255,133,981	212,869,347	-
	Colombia	24,488,633	24,488,633	-	-
	Egypt	9,831,351	9,831,351	-	-
	France	73,380,364	-	73,380,364	-
	Hong Kong	110,863,396	-	110,863,396	-
	India	280,176,803	-	280,176,803	-
	Indonesia	44,049,708	-	44,049,708	-
	Italy	27,372,461	-	27,372,461	-
	Japan	18,655,782	-	18,655,782	-
	Jordan	1,358,225	-	1,358,225	-
	Malaysia	32,719,669	-	32,719,669	-
	Mexico	104,755,823	104,755,823	-	-
	Nigeria	11,704,971	11,704,971	-	-
	Peru	7,607,930	7,607,930	-	-
	Philippines	72,949,017	2,162,730	70,786,287	-
	Poland	17,615,552	-	17,615,552	-
	Russia	160,308,989	17,888,070	142,420,919	-
	South Africa	51,297,380	-	51,297,380	-
	South Korea	77,950,224	-	77,950,224	-
	Spain	7,348,905	7,348,905	-	-
	Switzerland	41,697,607	-	41,697,607	-
	Taiwan	119,149,536	-	119,149,536	-
	Thailand	4,909,727	-	4,909,727	-
	Turkey	22,474,001	-	22,474,001	-
	United Arab Emirates	40,211,907	29,371,471	10,840,436	-
	United Kingdom	13,541,826	-	13,541,826	-
	United States	15,324,070	15,324,070	-	-

	Total Common Stocks	1,942,094,956	567,965,706	1,374,129,250	-

	Short-Term Investment	92,059,901	-	92,059,901	-

	Total	$2,055,848,989	$589,659,838	$1,466,189,151	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$29,630,048	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
125,028,042	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Australia - 0.5%

Orica Ltd	565,228	$8,982,015

Belgium - 1.1%

KBC Group NV	241,998	18,348,043

Brazil - 0.8%

Ambev SA ADR	2,530,600	13,892,994

Canada - 4.4%

Canadian National Railway Co (NYSE)	441,281	35,765,825
Element Fleet Management Corp	177,533	1,218,417
Loblaw Cos Ltd	190,330	10,587,914
Suncor Energy Inc (TSE)	862,954	25,213,855

		72,786,011

China - 1.6%

Alibaba Group Holding Ltd ADR *	124,851	17,591,506
Baidu Inc ADR *	47,921	8,571,150

		26,162,656

Denmark - 2.3%

Carlsberg AS ‘B’	106,025	11,330,400
Novo Nordisk AS ‘B’	610,555	26,233,887

		37,564,287

France - 14.6%

Air Liquide SA	316,708	39,143,816
Danone SA	325,028	24,395,800
Dassault Systemes SE	137,778	12,357,420
Engie SA	1,283,838	19,377,909
Hermes International	8,350	4,124,696
L’Oreal SA	81,280	16,948,046
Legrand SA	228,372	15,958,954
LVMH Moet Hennessy Louis Vuitton SE	131,376	32,851,269
Pernod Ricard SA	298,438	39,962,978
Schneider Electric SE (XPAR)	514,286	39,522,603

		244,643,491

Germany - 11.6%

Bayer AG	469,509	60,853,083
Beiersdorf AG	331,962	34,916,256
Linde AG	79,068	15,050,826
Merck KGaA	167,519	20,269,572
MTU Aero Engines AG	72,601	10,257,554
ProSiebenSat.1 Media SE	255,312	10,710,192
SAP SE	404,025	42,289,835

		194,347,318

Hong Kong - 2.8%

AIA Group Ltd	5,890,751	43,098,852
Global Brands Group Holding Ltd *	34,414,699	3,609,663

		46,708,515

Israel - 1.3%

Check Point Software Technologies Ltd *	193,155	21,069,347

Italy - 1.1%

Eni SPA	991,163	14,895,062
Luxottica Group SPA	66,160	3,851,039

		18,746,101

	Shares	Value
Japan - 13.3%

Daikin Industries Ltd	192,500	$19,748,965
Denso Corp	518,400	21,999,915
FANUC Corp	97,500	18,870,709
Hoya Corp	948,500	49,380,212
Japan Tobacco Inc	590,800	20,765,482
Kao Corp	233,700	13,895,405
Kubota Corp	969,700	16,390,632
Kyocera Corp	346,900	20,162,068
Shin-Etsu Chemical Co Ltd	88,900	8,091,041
Terumo Corp	816,700	32,226,134

		221,530,563

Netherlands - 5.6%

Akzo Nobel NV	311,426	27,084,273
Heineken NV	42,654	4,147,445
ING Groep NV	2,330,578	40,232,202
Randstad Holding NV	380,640	22,191,729

		93,655,649

Singapore - 2.3%

DBS Group Holdings Ltd	2,043,014	30,748,933
Singapore Telecommunications Ltd	2,635,249	7,442,152

		38,191,085

Spain - 1.8%

Amadeus IT Group SA	507,291	30,323,669

Sweden - 1.0%

Hennes & Mauritz AB ‘B’	656,094	16,357,752

Switzerland - 13.5%

Julius Baer Group Ltd	317,471	16,773,972
Kuehne + Nagel International AG	49,476	8,271,566
Nestle SA	786,418	68,589,530
Novartis AG	380,224	31,758,821
Roche Holding AG (XVTX)	182,335	46,589,299
UBS Group AG (XVTX)	2,285,838	38,872,693
Zurich Insurance Group AG	52,056	15,192,483

		226,048,364

Taiwan - 1.8%

Taiwan Semiconductor Manufacturing Co Ltd ADR	869,632	30,402,335

United Kingdom - 15.0%

Barclays PLC	4,717,049	12,475,521
Compass Group PLC	2,090,156	44,118,037
Diageo PLC	912,244	26,958,400
Experian PLC	604,175	12,399,383
Prudential PLC	510,408	11,715,779
Reckitt Benckiser Group PLC	395,447	40,087,668
RELX NV	927,423	19,120,488
Rio Tinto PLC	381,816	16,170,594
Rolls-Royce Holdings PLC *	1,134,296	13,156,266
Smiths Group PLC	596,495	12,402,267
WPP PLC	1,955,533	41,176,999

		249,781,402

United States - 2.2%

Delphi Automotive PLC	101,660	8,910,499
QIAGEN NV *	140,788	4,684,541
Yum China Holdings Inc *	602,240	23,746,323

		37,341,363

Total Common Stocks (Cost $1,428,111,781)		1,646,882,960

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 0.2%

Repurchase Agreement - 0.0%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $379,652; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $390,136)	$379,648	$379,648

U.S. Government Agency Issue - 0.2%

Federal Home Loan Bank 0.456% due 07/03/17	3,832,000	3,832,000

Total Short-Term Investments (Cost $4,211,552)		4,211,648

TOTAL INVESTMENTS - 98.8% (Cost $1,432,323,333)		1,651,094,608

OTHER ASSETS & LIABILITIES, NET - 1.2%		19,575,621

NET ASSETS - 100.0%		$1,670,670,229

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	36.2%
Industrial	16.1%
Financial	13.6%
Consumer, Cyclical	9.5%
Technology	8.2%
Basic Materials	6.3%
Communications	5.1%
Others (each less than 3.0%)	3.8%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

United Kingdom	15.0%
France	14.6%
Switzerland	13.5%
Japan	13.3%
Germany	11.6%
Netherlands	5.6%
Canada	4.4%
Others (each less than 3.0%)	20.8%

98.8%
Other Assets & Liabilities, Net	1.2%

100.0%

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$8,982,015	$-	$8,982,015	$-
	Belgium	18,348,043	-	18,348,043	-
	Brazil	13,892,994	13,892,994	-	-
	Canada	72,786,011	72,786,011	-	-
	China	26,162,656	26,162,656	-	-
	Denmark	37,564,287	-	37,564,287	-
	France	244,643,491	-	244,643,491	-
	Germany	194,347,318	-	194,347,318	-
	Hong Kong	46,708,515	-	46,708,515	-
	Israel	21,069,347	21,069,347	-	-
	Italy	18,746,101	-	18,746,101	-
	Japan	221,530,563	-	221,530,563	-
	Netherlands	93,655,649	-	93,655,649	-
	Singapore	38,191,085	-	38,191,085	-
	Spain	30,323,669	-	30,323,669	-
	Sweden	16,357,752	-	16,357,752	-
	Switzerland	226,048,364	-	226,048,364	-
	Taiwan	30,402,335	30,402,335	-	-
	United Kingdom	249,781,402	-	249,781,402	-
	United States	37,341,363	32,656,822	4,684,541	-

	Total Common Stocks	1,646,882,960	196,970,165	1,449,912,795	-

	Short-Term Investments	4,211,648	-	4,211,648	-

	Total	$1,651,094,608	$196,970,165	$1,454,124,443	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Australia - 0.0%

Link Administration Holdings Ltd * Exp 08/24/17	160,008	$140,814

United Kingdom - 0.0%

NewRiver REIT PLC * Exp 11/16/17	32,406	6,289

Total Rights (Cost $0)		147,103

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Draegerwerk AG & Co KGaA	26,700	2,813,476
Schaeffler AG	141,256	2,026,536

		4,840,012

Total Preferred Stocks (Cost $4,764,161)		4,840,012

COMMON STOCKS - 97.5%

Australia - 4.9%

Abacus Property Group REIT	847,402	2,110,083
Ansell Ltd	187,843	3,425,535
Aristocrat Leisure Ltd	366,544	6,354,753
Asaleo Care Ltd	727,286	821,008
Australian Pharmaceutical Industries Ltd	1,883,112	2,756,117
Charter Hall Group REIT	720,925	3,045,667
Charter Hall Retail REIT	730,817	2,284,725
CSR Ltd	1,468,598	4,772,944
Link Administration Holdings Ltd	440,021	2,671,837
Metcash Ltd *	1,939,823	3,578,500
Orora Ltd	2,444,978	5,373,029
Regis Resources Ltd	1,060,102	3,085,100
Shopping Centres Australasia Property Group REIT	1,439,038	2,420,577
Southern Cross Media Group Ltd	1,975,604	1,890,118
Super Retail Group Ltd	374,733	2,361,469
Vita Group Ltd	1,443,316	1,231,075

		48,182,537

Austria - 0.7%

CA Immobilien Anlagen AG	93,492	2,280,861
Vienna Insurance Group AG Wiener Versicherung Gruppe	90,969	2,567,673
Wienerberger AG	109,481	2,490,601

		7,339,135

Belgium - 0.3%

Bekaert SA	50,632	2,575,886

Canada - 8.8%

AGF Management Ltd ‘B’	348,900	1,813,376
Aritzia Inc *	186,900	2,164,742
Artis REIT	226,600	2,289,065
Athabasca Oil Corp *	2,289,000	1,782,765
Avigilon Corp *	220,400	2,445,679
Badger Daylighting Ltd	109,700	2,251,862
Bird Construction Inc	293,993	1,931,539
Bonavista Energy Corp	327,460	684,313
BRP Inc	89,800	2,630,708
Canadian Apartment Properties REIT	117,400	3,039,110

	Shares	Value
Capital Power Corp	173,500	$3,253,794
Capstone Mining Corp *	2,817,300	2,042,151
Celestica Inc (TSE) *	225,600	3,065,293
Cogeco Communications Inc	43,500	2,657,029
Cominar REIT	212,700	2,084,683
Constellation Software Inc	12,079	6,319,027
Detour Gold Corp *	132,400	1,549,840
Dorel Industries Inc ‘B’	65,300	1,735,727
Dream Global REIT	266,700	2,245,808
Enerplus Corp (TSE)	447,165	3,627,526
Genworth MI Canada Inc	90,100	2,479,001
Great Canadian Gaming Corp *	126,000	2,320,234
Linamar Corp	74,800	3,686,934
Maple Leaf Foods Inc	146,351	3,694,889
Martinrea International Inc	267,700	2,186,107
Obsidian Energy Ltd *	1,667,100	2,095,445
Paramount Resources Ltd ‘A’ *	211,000	3,106,100
Parex Resources Inc *	216,500	2,462,504
Pure Industrial Real Estate Trust REIT	602,234	3,195,072
Quarterhill Inc	635,327	916,149
Quebecor Inc ‘B’	115,100	3,809,448
Sandvine Corp	961,400	3,180,449
Trican Well Service Ltd *	1,285,200	3,597,529

		86,343,898

Denmark - 3.3%

Dfds AS	74,999	3,998,266
FLSmidth & Co AS	67,164	4,244,062
Rockwool International AS ‘B’	12,740	2,803,130
Royal Unibrew AS	132,083	6,335,991
Spar Nord Bank AS	153,723	2,016,039
Sydbank AS	69,369	2,614,747
Topdanmark AS *	109,651	3,501,720
Vestas Wind Systems AS	79,381	7,332,205

		32,846,160

Finland - 0.4%

Valmet OYJ	182,161	3,539,612

France - 4.9%

Alstom SA *	136,875	4,780,424
Alten SA	31,140	2,568,333
Atos SE	56,775	7,966,131
Eiffage SA	49,661	4,511,254
Fonciere Des Regions REIT	40,530	3,759,511
ICADE REIT	45,399	3,808,571
Ipsen SA	56,908	7,787,164
IPSOS	60,152	2,256,880
Neopost SA	47,112	2,187,837
Rubis SCA	31,449	3,567,022
SCOR SE	127,951	5,083,209

		48,276,336

Germany - 6.6%

Aurubis AG	67,505	5,310,365
Carl Zeiss Meditec AG	37,805	1,966,402
Covestro AG ~	83,409	6,046,654
Deutz AG	295,568	2,496,661
Evotec AG *	336,376	5,377,035
Grammer AG	38,761	2,032,439
Hamburger Hafen und Logistik AG	98,369	2,153,513
HOCHTIEF AG	32,011	5,876,539
LEG Immobilien AG	46,857	4,410,597
OSRAM Licht AG	40,025	3,194,877
Rheinmetall AG	29,608	2,818,195
Scout24 AG ~	49,653	1,826,430
Siltronic AG *	21,465	1,823,770
Software AG	87,759	3,849,122
STADA Arzneimittel AG	68,100	4,837,208

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
TAG Immobilien AG	162,660	$2,562,021
Uniper SE	260,257	4,890,302
United Internet AG	49,422	2,719,890

		64,192,020

Hong Kong - 2.2%

Champion REIT	3,276,000	2,085,276
Chow Tai Fook Jewellery Group Ltd	1,853,600	1,963,851
Dah Sing Financial Holdings Ltd	254,200	2,133,752
HK Electric Investments & HK Electric Investments Ltd ~ >>	3,017,500	2,774,331
Hopewell Holdings Ltd	530,000	2,018,693
Hysan Development Co Ltd	652,000	3,111,599
Kerry Properties Ltd	597,371	2,028,305
Luk Fook Holdings International Ltd	747,000	2,554,159
Melco International Development Ltd	913,000	2,442,610
Shun Tak Holdings Ltd *	794,807	365,460

		21,478,036

India - 0.3%

Vedanta Resources PLC	395,568	3,306,536

Ireland - 0.3%

UDG Healthcare PLC	291,527	3,288,162

Israel - 0.2%

Ceragon Networks Ltd *	689,857	1,759,135

Italy - 2.5%

A2A SPA	2,471,747	4,109,890
Autogrill SPA	190,688	2,311,340
Banca IFIS SPA	65,695	2,670,560
De’ Longhi SPA	164,441	5,158,661
Enav SPA ~	669,980	2,889,316
Maire Tecnimont SPA	546,906	2,544,902
Moncler SPA	187,391	4,395,913

		24,080,582

Japan - 22.8%

Ahresty Corp	172,600	1,707,731
Akebono Brake Industry Co Ltd *	720,200	2,264,876
ArtSpark Holdings Inc	29,100	372,662
Asahi Diamond Industrial Co Ltd	290,900	2,142,722
Bando Chemical Industries Ltd	143,100	1,420,256
Clarion Co Ltd	616,000	2,350,067
CROOZ Inc	78,100	1,872,783
Daikyo Inc	1,515,000	3,092,091
Denka Co Ltd	610,116	3,157,238
DIC Corp	80,100	2,894,130
Enigmo Inc *	145,000	2,106,232
F@N Communications Inc	282,000	2,496,005
Fudo Tetra Corp	1,145,800	1,836,950
Fujimi Inc	99,700	2,064,694
Glory Ltd	75,800	2,489,537
Goldcrest Co Ltd	108,100	2,395,613
Haseko Corp	307,100	3,739,674
Hokuhoku Financial Group Inc	160,100	2,560,920
Idemitsu Kosan Co Ltd	112,200	3,191,941
Ishihara Sangyo Kaisha Ltd *	189,900	1,950,279
JAC Recruitment Co Ltd	160,300	2,423,024
Juki Corp	162,400	2,362,524
Kinden Corp	247,200	3,991,141
Kissei Pharmaceutical Co Ltd	93,200	2,531,209
Kobe Bussan Co Ltd	97,900	4,641,790
Kokuyo Co Ltd	222,200	3,035,738
KYB Corp	633,000	3,250,822
Kyokuto Securities Co Ltd	156,900	2,251,837

	Shares	Value
LAC Co Ltd	169,000	$2,223,046
Leopalace21 Corp	412,200	2,564,175
Maruwa Co Ltd	55,100	2,280,389
Megmilk Snow Brand Co Ltd	93,900	2,616,069
Meidensha Corp	397,000	1,365,223
Meitec Corp	54,900	2,341,545
Melco Holdings Inc	10,831	308,716
Miraca Holdings Inc	50,300	2,265,464
Mochida Pharmaceutical Co Ltd	29,300	2,114,814
Morinaga & Co Ltd	93,000	5,273,027
Nagase & Co Ltd	134,400	2,050,485
Nippon Ceramic Co Ltd	99,700	2,329,205
Nippon Chemi-Con Corp	903,000	3,277,283
Nippon Yakin Kogyo Co Ltd	1,201,700	2,498,138
Nishimatsu Construction Co Ltd	490,000	2,602,206
Nisshin Steel Co Ltd	178,800	1,965,061
Nitto Boseki Co Ltd	499,000	2,402,790
Nitto Kogyo Corp	90,200	1,427,083
North Pacific Bank Ltd	589,358	2,069,743
Okumura Corp	356,000	2,399,238
Open House Co Ltd	112,000	3,456,069
Penta-Ocean Construction Co Ltd	591,700	3,372,165
Press Kogyo Co Ltd	399,200	1,859,045
Rengo Co Ltd	284,200	1,649,979
Roland DG Corp	99,200	2,265,899
Round One Corp	316,900	3,000,285
Ryobi Ltd	450,000	1,835,711
SAMTY Co Ltd	160,000	1,747,233
Sanden Holdings Corp *	559,000	1,620,418
Sanken Electric Co Ltd	602,000	2,539,498
Sankyu Inc	479,000	3,133,718
Sanwa Holdings Corp	244,500	2,582,143
Seino Holdings Co Ltd	294,300	3,923,440
Seiren Co Ltd	125,700	1,983,048
Seven Bank Ltd	1,086,700	3,896,313
Shinko Electric Industries Co Ltd	326,000	2,770,647
Shinmaywa Industries Ltd	200,000	1,690,656
Shinoken Group Co Ltd	115,700	2,335,870
Ship Healthcare Holdings Inc	76,900	2,395,591
Starts Corp Inc	113,000	2,692,301
Sumitomo Seika Chemicals Co Ltd	46,500	2,286,611
T-Gaia Corp	72,500	1,377,382
Takara Leben Co Ltd	376,100	1,689,760
Tekken Corp	643,000	1,915,058
The Hokkoku Bank Ltd	839,000	3,226,816
The Musashino Bank Ltd	61,400	1,890,522
The Okinawa Electric Power Co Inc	89,320	2,043,224
Toho Holdings Co Ltd	141,800	2,796,894
Tokai Carbon Co Ltd	736,000	4,089,114
Tosei Corp	283,200	2,014,179
Toshiba Machine Co Ltd	535,000	2,407,485
Toyota Boshoku Corp	93,900	1,768,789
Tsugami Corp	264,000	1,900,095
Tsumura & Co	78,800	3,200,720
TV Asahi Holdings Corp	145,900	2,635,746
Ube Industries Ltd	756,000	1,951,467
Ulvac Inc	151,764	7,322,970
Unipres Corp	116,200	2,594,721
Unitika Ltd *	4,045,000	2,986,756
Wellnet Corp	170,700	2,109,760
Yamato Kogyo Co Ltd	117,800	3,026,009

		222,952,293

Luxembourg - 0.5%

B&M European Value Retail SA	709,854	3,133,930
Orion Engineered Carbons SA	83,456	1,664,947

		4,798,877

Malta - 0.3%

Kindred Group PLC SDR	297,457	3,364,826

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Netherlands - 1.4%

ASR Nederland NV	140,466	$4,736,790
NN Group NV	82,673	2,933,488
SBM Offshore NV	179,187	2,870,332
Wereldhave NV REIT	59,609	2,920,074

		13,460,684

New Zealand - 0.2%

Contact Energy Ltd	531,840	2,030,471

Peru - 0.2%

Hochschild Mining PLC	655,660	2,343,857

Singapore - 1.6%

First Resources Ltd	1,342,300	1,847,672
Keppel DC REIT	2,139,200	2,004,754
Mapletree Commercial Trust REIT	1,818,400	2,106,663
Mapletree Greater China Commercial Trust REIT	2,600,100	2,039,098
Mapletree Industrial Trust REIT	1,818,900	2,457,134
Mapletree Logistics Trust REIT	2,949,600	2,559,899
Venture Corp Ltd	285,800	2,501,666

		15,516,886

South Korea - 5.1%

Amotech Co Ltd *	120,975	2,968,123
Bluecom Co Ltd	191,824	1,682,668
CJ O Shopping Co Ltd	9,034	1,511,931
Dae Hyun Co Ltd	515,740	1,384,170
Daewoo Engineering & Construction Co Ltd *	401,790	2,661,374
Dongbu Insurance Co Ltd	32,963	1,958,924
Douzone Bizon Co Ltd	68,300	1,838,892
Eugene Technology Co Ltd	141,292	2,246,575
Huchems Fine Chemical Corp	100,973	2,362,287
Hyundai Development Co-Engineering & Construction	49,443	2,030,711
Hyundai Mipo Dockyard Co Ltd *	34,904	3,332,559
Interflex Co Ltd *	145,586	5,017,582
Jusung Engineering Co Ltd *	215,201	2,557,226
LOTTE Fine Chemical Co Ltd	52,587	1,809,350
LOTTE Himart Co Ltd	41,757	2,547,427
LS Corp	38,083	2,427,756
Poongsan Corp	74,291	2,791,680
POSCO Chemtech Co Ltd	186,397	2,501,911
SFA Engineering Corp	72,064	2,834,635
Silicon Works Co Ltd	38,866	1,191,781
SL Corp	105,205	1,986,980

		49,644,542

Spain - 2.7%

Acciona SA	32,214	2,836,215
Cia de Distribucion Integral Logista Holdings SA	81,539	2,145,896
Construcciones y Auxiliar de Ferrocarriles SA	52,295	2,147,845
Enagas SA	186,593	5,236,604
Ence Energia y Celulosa SA	644,686	2,644,992
Gamesa Corp Tecnologica SA	324,569	6,944,327
Mediaset Espana Comunicacion SA	206,005	2,565,491
Tecnicas Reunidas SA	62,421	2,418,777

		26,940,147

Sweden - 3.5%

Bonava AB ‘B’	107,133	1,831,628
Capio AB ~	290,394	1,775,836
Evolution Gaming Group AB ~	41,519	2,174,600
Holmen AB ‘B’	67,711	2,938,831

	Shares	Value
Intrum Justitia AB	149,692	$5,083,584
JM AB	93,630	3,317,269
Loomis AB ‘B’	92,550	3,317,637
NCC AB ‘B’	107,134	3,017,710
Nobia AB	226,669	2,289,564
Peab AB	202,506	2,456,946
SSAB AB ‘A’ *	737,204	3,364,479
Wihlborgs Fastigheter AB	109,113	2,306,954

		33,875,038

Switzerland - 11.5%

Adecco Group AG	79,329	6,043,453
Autoneum Holding AG	6,687	1,834,504
Barry Callebaut AG	2,271	3,126,075
Cembra Money Bank AG	59,242	5,614,527
Coca-Cola HBC AG	172,092	5,061,052
EFG International AG	441,083	2,862,813
Emmi AG	4,072	3,066,950
Flughafen Zuerich AG	32,490	7,979,547
Forbo Holding AG	3,953	6,501,061
Geberit AG	5,817	2,716,306
Georg Fischer AG	4,345	4,214,559
Idorisa Ltd *	25,912	489,110
IWG PLC	959,262	4,044,132
Julius Baer Group Ltd	102,046	5,391,726
Logitech International SA	186,804	6,873,814
Lonza Group AG	42,305	9,163,943
Oriflame Holding AG	170,810	6,419,035
Rieter Holding AG	7,954	1,815,758
Sika AG	1,287	8,262,705
Straumann Holding AG	14,622	8,326,796
Swiss Life Holding AG	20,008	6,768,143
VAT Group AG ~	18,982	2,359,635
Vontobel Holding AG	55,148	3,592,816

		112,528,460

United Kingdom - 11.2%

3i Group PLC	435,392	5,119,142
Arrow Global Group PLC	341,104	1,800,407
Auto Trader Group PLC ~	509,925	2,524,818
Barratt Developments PLC	265,363	1,948,896
Beazley PLC	645,831	4,107,688
Bellway PLC	125,513	4,870,531
Booker Group PLC	1,626,772	3,945,184
Brewin Dolphin Holdings PLC	454,237	2,026,872
Centamin PLC	1,370,131	2,767,485
Chemring Group PLC	879,830	2,119,978
Dialog Semiconductor PLC *	86,682	3,703,512
Drax Group PLC	603,000	2,560,966
Electrocomponents PLC	318,382	2,394,817
Equiniti Group PLC ~	783,175	2,547,565
Fenner PLC	532,344	1,984,718
Fevertree Drinks PLC	192,007	4,271,248
Hiscox Ltd	277,113	4,572,929
IG Group Holdings PLC	301,776	2,233,892
Inchcape PLC	354,535	3,485,027
Indivior PLC *	759,416	3,092,281
Jackpotjoy PLC *	323,219	2,862,640
JD Sports Fashion PLC	553,360	2,520,590
Ladbrokes Coral Group PLC	1,861,347	2,775,836
McCarthy & Stone PLC ~	1,208,305	2,591,977
National Express Group PLC	382,929	1,828,767
NewRiver REIT PLC	356,468	1,624,521
Northgate PLC	389,417	2,247,386
Novae Group PLC	45,607	338,585
On the Beach Group PLC ~	299,655	1,520,162
OneSavings Bank PLC	444,631	2,171,661
Persimmon PLC	195,210	5,701,401
QinetiQ Group PLC	1,100,917	3,878,300
Redefine International PLC REIT	2,935,936	1,520,482

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Rightmove PLC	41,249	$2,282,445
St Modwen Properties PLC	377,388	1,764,097
Stagecoach Group PLC	750,774	1,822,216
Taylor Wimpey PLC	1,609,135	3,695,293
The Paragon Group of Cos PLC	465,493	2,589,297
WH Smith PLC	87,714	1,957,905
Workspace Group PLC REIT	199,491	2,313,759

		110,085,276

United States - 1.1%

Argonaut Gold Inc *	1,332,500	2,435,245
ICON PLC *	84,700	8,282,813

		10,718,058

Total Common Stocks (Cost $772,425,486)		955,467,450

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $20,193,202; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $20,600,194)	$20,193,000	20,193,000

Total Short-Term Investment (Cost $20,193,000)		20,193,000

TOTAL INVESTMENTS - 100.1% (Cost $797,382,647)		980,647,565

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,352,906)

NET ASSETS - 100.0%		$979,294,659

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Industrial	22.1%
Financial	20.9%
Consumer, Non-Cyclical	15.8%
Consumer, Cyclical	14.0%
Basic Materials	7.8%
Technology	6.7%
Communications	4.0%
Energy	3.4%
Utilities	3.1%
Others (each less than 3.0%)	2.3%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	22.8%
Switzerland	11.5%
United Kingdom	11.2%
Canada	8.8%
Germany	7.1%
South Korea	5.1%
Australia	4.9%
France	4.9%
Sweden	3.5%
Denmark	3.3%
United States (Includes Short-Term Investment)	3.2%
Others (each less than 3.0%)	13.8%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL SMALL-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights
	Australia	$140,814	$140,814	$-	$-
	United Kingdom	6,289	-	6,289	-

	Total Rights	147,103	140,814	6,289	-

	Preferred Stocks	4,840,012	-	4,840,012	-
	Common Stocks
	Australia	48,182,537	-	48,182,537	-
	Austria	7,339,135	2,280,861	5,058,274	-
	Belgium	2,575,886	-	2,575,886	-
	Canada	86,343,898	86,343,898	-	-
	Denmark	32,846,160	6,335,991	26,510,169	-
	Finland	3,539,612	-	3,539,612	-
	France	48,276,336	2,256,880	46,019,456	-
	Germany	64,192,020	-	64,192,020	-
	Hong Kong	21,478,036	-	21,478,036	-
	India	3,306,536	-	3,306,536	-
	Ireland	3,288,162	-	3,288,162	-
	Israel	1,759,135	1,759,135	-	-
	Italy	24,080,582	-	24,080,582	-
	Japan	222,952,293	-	222,952,293	-
	Luxembourg	4,798,877	1,664,947	3,133,930	-
	Malta	3,364,826	3,364,826	-	-
	Netherlands	13,460,684	4,736,790	8,723,894	-
	New Zealand	2,030,471	-	2,030,471	-
	Peru	2,343,857	-	2,343,857	-
	Singapore	15,516,886	2,106,663	13,410,223	-
	South Korea	49,644,542	2,547,427	47,097,115	-
	Spain	26,940,147	2,147,845	24,792,302	-
	Sweden	33,875,038	3,317,637	30,557,401	-
	Switzerland	112,528,460	11,083,538	101,444,922	-
	United Kingdom	110,085,276	37,181,405	72,903,871	-
	United States	10,718,058	10,718,058	-	-

	Total Common Stocks	955,467,450	177,845,901	777,621,549	-

	Short-Term Investment	20,193,000	-	20,193,000	-

	Total	$980,647,565	$177,986,715	$802,660,850	$-

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$11,211,111	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
31,680,643	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.0%

Brazil - 1.0%

Cia Paranaense de Energia ‘B’	897,800	$6,647,660
Telefonica Brasil SA	486,900	6,598,995

		13,246,655

Total Preferred Stocks (Cost $15,314,414)		13,246,655

COMMON STOCKS - 95.0%

Belgium - 1.3%

Ageas	437,301	17,610,614

Brazil - 0.6%

Petroleo Brasileiro SA ADR *	1,092,537	8,729,371

Canada - 2.2%

Barrick Gold Corp (TSE)	539,484	8,582,322
Eldorado Gold Corp	3,537,320	9,338,525
Ivanhoe Mines Ltd ‘A’ *	1,570,803	5,051,086
Kinross Gold Corp *	1,847,496	7,519,308

		30,491,241

France - 11.6%

Air France-KLM *	397,481	5,673,881
Alstom SA *	499,805	17,455,925
BNP Paribas SA	352,652	25,388,369
Cie de Saint-Gobain	456,025	24,354,025
Engie SA	912,072	13,766,572
Renault SA	78,832	7,132,346
Rexel SA	814,909	13,317,485
Societe Generale SA	382,331	20,617,443
TOTAL SA	692,379	34,374,520

		162,080,566

Germany - 5.3%

Deutsche Lufthansa AG	449,681	10,248,020
E.ON SE	1,270,240	11,991,014
METRO AG	501,186	16,931,127
Rheinmetall AG	149,715	14,250,405
RWE AG *	471,523	9,419,053
Salzgitter AG	288,703	11,782,154

		74,621,773

Greece - 0.6%

Alpha Bank AE *	3,171,931	7,818,121

India - 1.2%

Canara Bank *	1,303,311	6,619,395
NTPC Ltd	3,922,229	9,639,410

		16,258,805

Italy - 6.4%

Assicurazioni Generali SPA	1,150,914	18,997,183
BPER Banca	2,166,247	10,850,115
Eni SPA	1,902,104	28,584,558
Saipem SPA *	2,455,764	9,094,160
UniCredit SPA *	1,161,999	21,765,674

		89,291,690

Japan - 26.8%

Benesse Holdings Inc	298,478	11,283,703
Canon Inc	503,568	17,129,022
Chiyoda Corp	1,427,984	8,434,906

	Shares	Value
Citizen Watch Co Ltd	1,418,927	$9,984,079
Dai-ichi Life Holdings Inc	860,313	15,615,889
DeNA Co Ltd	259,332	5,828,602
Eisai Co Ltd	196,335	10,862,730
Fujitsu Ltd	3,210,589	23,746,373
Gree Inc *	1,073,353	9,381,556
Honda Motor Co Ltd	940,115	25,757,325
Inpex Corp	767,730	7,412,783
JGC Corp	614,365	10,007,588
JSR Corp	958,430	16,591,615
Mitsubishi Heavy Industries Ltd	934,000	3,845,423
Mitsubishi Motors Corp	2,793,978	18,477,012
Mitsubishi UFJ Financial Group Inc	4,123,543	27,813,475
Mizuho Financial Group Inc	12,265,165	22,487,858
Nikon Corp	745,390	11,947,956
Nintendo Co Ltd	6,463	2,163,757
Rohm Co Ltd	24,253	1,869,939
Sankyo Co Ltd	364,694	12,388,763
Sumitomo Mitsui Financial Group Inc	677,563	26,455,071
Sumitomo Mitsui Trust Holdings Inc	435,741	15,651,497
Suzuken Co Ltd	286,502	9,537,102
T&D Holdings Inc	1,398,096	21,379,870
Taiyo Yuden Co Ltd	217,569	3,437,462
Takeda Pharmaceutical Co Ltd	509,103	25,846,630

		375,337,986

Netherlands - 4.6%

ING Groep NV	1,170,490	20,205,885
Koninklijke Philips NV	189,069	6,730,606
PostNL NV	3,306,793	15,431,841
Royal Dutch Shell PLC ‘B’	824,845	22,144,115

		64,512,447

Norway - 1.2%

Statoil ASA	375,381	6,224,620
Storebrand ASA	1,501,028	10,357,708

		16,582,328

Russia - 2.7%

Gazprom PJSC ADR (OTC)	69,857	278,380
Gazprom PJSC ADR (SEAQ)	3,876,721	15,354,417
LUKOIL PJSC ADR (OTC)	5,146	251,073
LUKOIL PJSC ADR (SEAQ)	320,139	15,603,959
Sberbank of Russia PJSC ADR (OTC)	1,200	12,468
Sberbank of Russia PJSC ADR (SEAQ)	676,926	7,014,402

		38,514,699

South Africa - 1.8%

Anglo American Platinum Ltd *	329,731	7,553,584
Gold Fields Ltd ADR	3,364,597	11,708,798
Impala Platinum Holdings Ltd *	2,000,238	5,638,832

		24,901,214

South Korea - 3.2%

KB Financial Group Inc	370,026	18,682,691
KT Corp ADR	1,069,449	17,795,631
Shinhan Financial Group Co Ltd	211,429	9,122,138

		45,600,460

Spain - 1.2%

CaixaBank SA (SIBE)	3,628,042	17,343,393

Sweden - 1.3%

Telefonaktiebolaget LM Ericsson ‘B’	2,635,694	18,950,982

Switzerland - 6.2%

Adecco Group AG	162,189	12,355,904
Julius Baer Group Ltd	213,727	11,292,529

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
LafargeHolcim Ltd (XVTX)	369,443	$21,233,023
UBS Group AG (XVTX)	1,651,389	28,083,328
Zurich Insurance Group AG	45,585	13,303,929

		86,268,713

Taiwan - 1.9%

Compal Electronics Inc	17,964,018	12,102,527
MediaTek Inc	1,656,090	14,168,037

		26,270,564

United Kingdom - 14.9%

Anglo American PLC *	793,130	10,595,992
AstraZeneca PLC	416,313	27,886,109
BP PLC	6,355,506	36,685,071
BT Group PLC	4,370,509	16,805,652
Centrica PLC	6,619,045	17,257,507
Hays PLC	5,578,735	12,061,784
HSBC Holdings PLC	4,215,641	39,129,426
J Sainsbury PLC	5,453,122	17,886,577
Marks & Spencer Group PLC	3,010,141	13,064,367
Standard Chartered PLC *	1,769,559	17,922,457

		209,294,942

Total Common Stocks (Cost $1,265,169,773)		1,330,479,909

EXCHANGE-TRADED FUND - 1.3%

iShares Core MSCI EAFE	302,932	18,445,530

Total Exchange-Traded Fund (Cost $18,722,496)		18,445,530

	Principal Amount

SHORT-TERM INVESTMENT - 2.8%

Repurchase Agreement - 2.8%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $39,278,472; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $40,065,914)	$39,278,079	39,278,079

Total Short-Term Investment (Cost $39,278,079)		39,278,079

TOTAL INVESTMENTS - 100.1% (Cost $1,338,484,762)		1,401,450,173

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,483,543)

NET ASSETS - 100.0%		$1,399,966,630

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	32.3%
Energy	13.2%
Consumer, Non-Cyclical	10.3%
Consumer, Cyclical	9.5%
Industrial	8.8%
Basic Materials	6.7%
Technology	5.3%
Communications	5.0%
Utilities	4.9%
Others (each less than 3.0%)	4.1%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	26.8%
United Kingdom	14.9%
France	11.6%
Italy	6.4%
Switzerland	6.2%
Germany	5.3%
Netherlands	4.6%
United States (Includes Short-Term Investment)	4.1%
South Korea	3.2%
Others (each less than 3.0%)	17.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

INTERNATIONAL VALUE PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$13,246,655	$13,246,655	$-	$-
	Common Stocks
	Belgium	17,610,614	-	17,610,614	-
	Brazil	8,729,371	8,729,371	-	-
	Canada	30,491,241	30,491,241	-	-
	France	162,080,566	-	162,080,566	-
	Germany	74,621,773	-	74,621,773	-
	Greece	7,818,121	-	7,818,121	-
	India	16,258,805	-	16,258,805	-
	Italy	89,291,690	-	89,291,690	-
	Japan	375,337,986	-	375,337,986	-
	Netherlands	64,512,447	-	64,512,447	-
	Norway	16,582,328	-	16,582,328	-
	Russia	38,514,699	541,921	37,972,778	-
	South Africa	24,901,214	11,708,798	13,192,416	-
	South Korea	45,600,460	17,795,631	27,804,829	-
	Spain	17,343,393	-	17,343,393	-
	Sweden	18,950,982	-	18,950,982	-
	Switzerland	86,268,713	-	86,268,713	-
	Taiwan	26,270,564	-	26,270,564	-
	United Kingdom	209,294,942	-	209,294,942	-

	Total Common Stocks	1,330,479,909	69,266,962	1,261,212,947	-

	Exchange-Traded Fund	18,445,530	18,445,530	-	-
	Short-Term Investment	39,278,079	-	39,278,079	-

	Total	$1,401,450,173	$100,959,147	$1,300,491,026	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * +	84,900	$194,421

Total Rights (Cost $94,239)		194,421

COMMON STOCKS - 95.6%

Consumer, Non-Cyclical - 94.9%

Abbott Laboratories	124,500	6,051,945
AbbVie Inc	50,002	3,625,645
Acceleron Pharma Inc *	53,100	1,613,709
Aetna Inc	56,600	8,593,578
Agios Pharmaceuticals Inc *	11,000	565,950
Alder Biopharmaceuticals Inc *	7,387	84,581
Alkermes PLC *	20,200	1,170,994
Allergan PLC	41,972	10,202,974
Alnylam Pharmaceuticals Inc *	21,700	1,730,792
Amedisys Inc *	66,200	4,158,022
AmerisourceBergen Corp	17,400	1,644,822
Amgen Inc	69,828	12,026,476
Anthem Inc	42,400	7,976,712
Aquinox Pharmaceuticals Inc * (Canada)	20,058	282,216
AstraZeneca PLC (United Kingdom)	43,462	2,911,238
Audentes Therapeutics Inc *	11,135	213,013
Avexis Inc *	19,535	1,604,996
Baxter International Inc	167,900	10,164,666
Becton Dickinson & Co	27,881	5,439,862
Biogen Inc *	28,488	7,730,504
Biohaven Pharmaceutical Holding Co Ltd * (Canada)	15,574	389,350
BioMarin Pharmaceutical Inc *	20,400	1,852,728
Bioverativ Inc *	13,994	842,019
Boston Scientific Corp *	414,788	11,497,923
Bristol-Myers Squibb Co	109,448	6,098,443
Cardinal Health Inc	42,100	3,280,432
Celgene Corp *	112,800	14,649,336
Centene Corp *	40,300	3,219,164
Chugai Pharmaceutical Co Ltd (Japan)	8,200	307,220
Cigna Corp	52,100	8,721,019
CR Bard Inc	26,968	8,524,854
DaVita Inc *	74,900	4,850,524
Dermira Inc *	25,600	745,984
Edwards Lifesciences Corp *	16,100	1,903,664
Eli Lilly & Co	103,200	8,493,360
Galapagos NV ADR * (Belgium)	4,800	367,296
Genomic Health Inc *	18,700	608,685
Gilead Sciences Inc	76,800	5,435,904
GlaxoSmithKline PLC (United Kingdom)	84,900	1,807,287
Global Blood Therapeutics Inc *	19,750	540,163
Halozyme Therapeutics Inc *	56,200	720,484
HCA Healthcare Inc *	40,791	3,556,975
HealthEquity Inc *	14,300	712,569
Hologic Inc *	96,500	4,379,170
Humana Inc	44,200	10,635,404
Incyte Corp *	16,400	2,064,924
Intra-Cellular Therapies Inc *	15,300	190,026
Intuitive Surgical Inc *	6,500	6,079,905
iRhythm Technologies Inc *	8,139	345,826
Jazz Pharmaceuticals PLC *	12,900	2,005,950
Johnson & Johnson	72,200	9,551,338
Karyopharm Therapeutics Inc *	7,400	66,970
Mallinckrodt PLC *	18,500	828,985
Masimo Corp *	24,000	2,188,320
McKesson Corp	18,200	2,994,628
Medtronic PLC	217,758	19,326,023

	Shares	Value
Merck & Co Inc	103,300	$6,620,497
Merck KGaA (Germany)	31,800	3,847,757
Mylan NV *	73,700	2,861,034
Myovant Sciences Ltd *	33,183	388,241
Novartis AG ADR (Switzerland)	11,200	934,864
Otonomy Inc *	11,200	211,120
Ovid therapeutics Inc *	5,325	55,859
Pacira Pharmaceuticals Inc *	8,900	424,530
Pfizer Inc	134,521	4,518,560
Prothena Corp PLC * (Ireland)	2,492	134,867
PTC Therapeutics Inc *	18,000	329,940
Quest Diagnostics Inc	70,000	7,781,200
Regeneron Pharmaceuticals Inc *	10,475	5,144,692
ResMed Inc	22,700	1,767,649
Roche Holding AG (XVTX) (Switzerland)	16,500	4,215,995
Sage Therapeutics Inc *	17,769	1,415,123
Sanofi (France)	17,500	1,676,848
Sanofi ADR (France)	42,100	2,017,011
Sarepta Therapeutics Inc *	42,196	1,422,427
Seattle Genetics Inc *	26,000	1,345,240
Service Corp International	51,300	1,715,985
Spark Therapeutics Inc *	5,300	316,622
Stryker Corp	78,000	10,824,840
Syndax Pharmaceuticals Inc *	18,086	252,661
Teladoc Inc *	25,500	884,850
TESARO Inc *	21,157	2,959,018
Theravance Biopharma Inc * (Cayman)	5,400	215,136
Thermo Fisher Scientific Inc	26,300	4,588,561
Tocagen Inc *	13,226	159,109
Ultragenyx Pharmaceutical Inc *	17,300	1,074,503
UnitedHealth Group Inc	153,801	28,517,781
Universal Health Services Inc ‘B’	22,100	2,697,968
Varian Medical Systems Inc *	17,100	1,764,549
Vertex Pharmaceuticals Inc *	69,600	8,969,352
WellCare Health Plans Inc *	7,200	1,292,832
Wuxi Biologics Cayman Inc * ~ (China)	152,500	573,283
Zoetis Inc	56,100	3,499,518

		354,995,569

Industrial - 0.7%

Agilent Technologies Inc	43,000	2,550,330

Total Common Stocks (Cost $298,247,975)		357,545,899

	Principal Amount

SHORT-TERM INVESTMENT - 4.2%

Repurchase Agreement - 4.2%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $15,607,627; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $15,923,698)	$15,607,471	15,607,471

Total Short-Term Investment (Cost $15,607,471)		15,607,471

TOTAL INVESTMENTS - 99.9% (Cost $313,949,685)		373,347,791

OTHER ASSETS & LIABILITIES, NET - 0.1%		426,570

NET ASSETS - 100.0%		$373,774,361

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

HEALTH SCIENCES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by health care sector as a percentage of net assets was as follows:

Medical-Drugs	21.3%
Medical-Biomedical/Gene	18.7%
Medical-HMO	18.5%
Medical Instruments	10.5%
Medical Products	7.5%
Diagnostic Equipment	3.0%
Others (each less than 3.0%)	16.2%

95.7%
Short-Term Investment	4.2%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	An investment with a value of $194,421 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$194,421	$-	$-	$194,421
	Common Stocks
	Consumer, Non-Cyclical	354,995,569	340,229,224	14,766,345	-
	Industrial	2,550,330	2,550,330	-	-

	Total Common Stocks	357,545,899	342,779,554	14,766,345	-

	Short-Term Investment	15,607,471	-	15,607,471	-

	Total	$373,347,791	$342,779,554	$30,373,816	$194,421

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

REAL ESTATE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Consumer, Cyclical - 1.2%

Hilton Worldwide Holdings Inc	108,447	$6,707,447

Financial - 97.9%

Alexandria Real Estate Equities Inc REIT	41,587	5,009,986
American Homes 4 Rent ‘A’ REIT	115,010	2,595,776
Apartment Investment & Management Co ‘A’ REIT	120,522	5,178,830
AvalonBay Communities Inc REIT	52,045	10,001,488
Blackstone Mortgage Trust Inc ‘A’ REIT	81,503	2,575,495
Boston Properties Inc REIT	241,748	29,739,839
Brixmor Property Group Inc REIT	210,455	3,762,935
Camden Property Trust REIT	193,168	16,517,796
CBL & Associates Properties Inc REIT	23,314	196,537
Chesapeake Lodging Trust REIT	329,450	8,061,641
Colony Starwood Homes REIT	126,891	4,353,630
Columbia Property Trust Inc REIT	92,054	2,060,169
Corporate Office Properties Trust REIT	52,837	1,850,880
Cousins Properties Inc REIT	353,722	3,109,216
CubeSmart REIT	100,315	2,411,573
DCT Industrial Trust Inc REIT	122,216	6,531,223
DDR Corp REIT	184,170	1,670,422
Digital Realty Trust Inc REIT	61,027	6,893,000
Douglas Emmett Inc REIT	95,100	3,633,771
Duke Realty Corp REIT	161,204	4,505,652
Education Realty Trust Inc REIT	24,163	936,316
Equity LifeStyle Properties Inc REIT	36,077	3,114,888
Equity Residential REIT	408,574	26,896,426
Essex Property Trust Inc REIT	41,412	10,654,065
Federal Realty Investment Trust REIT	12,258	1,549,289
Gaming & Leisure Properties Inc REIT	139,879	5,269,242
GGP Inc REIT	1,084,169	25,543,022
HCP Inc REIT	105,707	3,378,396
Healthcare Realty Trust Inc REIT	288,683	9,858,524
Healthcare Trust of America Inc ‘A’ REIT	154,102	4,794,113
Host Hotels & Resorts Inc REIT	921,683	16,839,148
Hudson Pacific Properties Inc REIT	174,231	5,956,958
Invitation Homes Inc REIT	6,950	150,329
Kilroy Realty Corp REIT	77,388	5,815,708
Kimco Realty Corp REIT	55,502	1,018,462
LaSalle Hotel Properties REIT	506,457	15,092,419
Liberty Property Trust REIT	53,636	2,183,522
Life Storage Inc REIT	87,186	6,460,483
Mack-Cali Realty Corp REIT	267,229	7,252,595
MedEquities Realty Trust Inc REIT	139,290	1,757,840
Monogram Residential Trust Inc REIT	135,890	1,319,492
National Retail Properties Inc REIT	118,605	4,637,455
Paramount Group Inc REIT	603,016	9,648,256
Pennsylvania REIT	142,239	1,610,145
Prologis Inc REIT	246,968	14,482,204
Public Storage REIT	124,738	26,011,615
QTS Realty Trust Inc ‘A’ REIT	95,245	4,984,171
Regency Centers Corp REIT	368,488	23,082,088
Rexford Industrial Realty Inc REIT	149,151	4,092,703

	Shares	Value
Simon Property Group Inc REIT	438,940	$71,002,934
SL Green Realty Corp REIT	23,240	2,458,792
Spirit Realty Capital Inc REIT	103,600	767,676
Starwood Property Trust Inc REIT	102,660	2,298,557
Tanger Factory Outlet Centers Inc REIT	206,771	5,371,911
Taubman Centers Inc REIT	33,970	2,022,913
The Macerich Co REIT	180,554	10,482,965
Ventas Inc REIT	244,923	17,017,250
VEREIT Inc REIT	706,290	5,749,201
Vornado Realty Trust REIT	392,582	36,863,450
Welltower Inc REIT	145,374	10,881,244

		529,966,626

Total Common Stocks (Cost $504,928,056)		536,674,073

	Principal Amount

SHORT-TERM INVESTMENT - 0.6%

Repurchase Agreement - 0.6%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $3,182,846; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $3,249,420)	$3,182,814	3,182,814

Total Short-Term Investment (Cost $3,182,814)		3,182,814

TOTAL INVESTMENTS - 99.7% (Cost $508,110,870)		539,856,887

OTHER ASSETS & LIABILITIES, NET - 0.3%		1,367,350

NET ASSETS - 100.0%		$541,224,237

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by property sector as a percentage of net assets was as follows:

REITS-Regional Malls	21.5%
REITS-Office Property	14.6%
REITS-Apartments	14.5%
REITS-Diversified	10.9%
REITS-Health Care	8.8%
REITS-Hotels	7.4%
REITS-Storage	6.4%
REITS-Shopping Centers	5.7%
REITS-Warehouse/Industrial	5.6%
Others (each less than 3.0%)	3.7%

99.1%
Short-Term Investment	0.6%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$536,674,073	$536,674,073	$-	$-
	Short-Term Investment	3,182,814	-	3,182,814	-

	Total	$539,856,887	$536,674,073	$3,182,814	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%

Communications - 38.0%

Alibaba Group Holding Ltd ADR * (China)	18,854	$2,656,529
Alphabet Inc ‘A’ *	12,696	11,803,217
Altice USA Inc ‘A’ *	37,790	1,220,617
Amazon.com Inc *	7,231	6,999,608
Comcast Corp ‘A’	38,148	1,484,720
CommScope Holding Co Inc *	5,212	198,212
Facebook Inc ‘A’ *	65,475	9,885,415
GoDaddy Inc ‘A’ *	22,137	939,051
LogMeIn Inc	8,341	871,634
Netflix Inc *	14,705	2,197,074
Nice Ltd ADR (Israel)	6,876	541,279
Rapid7 Inc *	27,690	466,023
RingCentral Inc ‘A’ *	19,752	721,936
The Priceline Group Inc *	1,082	2,023,903
Wix.com Ltd * (Israel)	5,281	367,558

		42,376,776

Consumer, Non-Cyclical - 4.0%

Equifax Inc	4,320	593,654
Global Payments Inc	20,763	1,875,314
IHS Markit Ltd *	13,583	598,195
PayPal Holdings Inc *	14,534	780,040
Verisk Analytics Inc *	6,815	574,982

		4,422,185

Financial - 8.6%

American Tower Corp REIT	5,537	732,656
Intercontinental Exchange Inc	10,516	693,215
Mastercard Inc ‘A’	23,610	2,867,434
Nasdaq Inc	17,702	1,265,516
Visa Inc ‘A’	42,477	3,983,493

		9,542,314

Industrial - 3.1%

Amphenol Corp ‘A’	17,161	1,266,825
Coherent Inc *	5,001	1,125,175
Harris Corp	3,716	405,341
Northrop Grumman Corp	2,345	601,985

		3,399,326

Technology - 44.8%

Activision Blizzard Inc	31,095	1,790,139
Adobe Systems Inc *	28,372	4,012,936
Apple Inc	21,348	3,074,539
Applied Materials Inc	31,405	1,297,341
Broadcom Ltd	11,724	2,732,278
Cadence Design Systems Inc *	20,874	699,070
Cognizant Technology Solutions Corp ‘A’	38,701	2,569,746
Constellation Software Inc (Canada)	2,871	1,501,940
DXC Technology Co	53,795	4,127,152
Electronic Arts Inc *	18,777	1,985,105
EPAM Systems Inc *	8,047	676,672
Fidelity National Information Services Inc	23,503	2,007,156
First Data Corp ‘A’ *	38,702	704,376
Fiserv Inc *	11,980	1,465,633
Leidos Holdings Inc	13,915	719,266
MACOM Technology Solutions Holdings Inc *	7,792	434,560
Mercury Systems Inc *	16,606	698,947
Microchip Technology Inc	31,948	2,465,747
Microsoft Corp	68,635	4,731,011
New Relic Inc *	11,907	512,120
NXP Semiconductors NV * (Netherlands)	4,165	455,859
Presidio Inc *	112,420	1,608,730
PTC Inc *	15,088	831,651
salesforce.com Inc *	45,578	3,947,055
ServiceNow Inc *	8,169	865,914

	Shares	Value
Silicon Laboratories Inc *	7,927	$541,811
SS&C Technologies Holdings Inc	26,720	1,026,315
Take-Two Interactive Software Inc *	7,956	583,811
Verint Systems Inc *	17,672	719,250
Western Digital Corp	13,106	1,161,192

		49,947,322

Total Common Stocks (Cost $91,453,167)		109,687,923

	Principal Amount

SHORT-TERM INVESTMENT - 1.6%

U.S. Government Agency Issue - 1.6%

Federal Home Loan Bank 0.456% due 07/03/17	$1,811,000	1,811,000

Total Short-Term Investment (Cost $1,810,955)		1,811,000

TOTAL INVESTMENTS - 100.1% (Cost $93,264,122)		111,498,923

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(101,474)

NET ASSETS - 100.0%		$111,397,449

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by technology sector as a percentage of net assets was as follows:

Internet Content-Entertainment	10.8%
Web Portals/ISP	10.6%
Applications Software	10.4%
Computer Services	8.7%
E-Commerce/Products	8.7%
Finance-Credit Card	6.2%
Electronic Components-Semiconductor	5.5%
Entertainment Software	3.9%
Data Processing/Management	3.8%
Electronic Forms	3.6%
Commercial Services-Finance	3.5%
Others (each less than 3.0%)	22.8%

	98.5%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2016	-	$-
Call Options Written	647	44,644
Call Options Exercised	(65)	(2,555)
Call Options Expired	(300)	(25,595)
Call Options Closed	(282)	(16,494)

Outstanding, June 30, 2017	-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

TECHNOLOGY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$109,687,923	$109,687,923	$-	$-
	Short-Term Investment	1,811,000	-	1,811,000	-

	Total	$111,498,923	$109,687,923	$1,811,000	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 33.4%

Germany - 7.3%

Kreditanstalt fuer Wiederaufbau
0.875% due 04/19/18	$36,500,000	$36,373,126
4.500% due 07/16/18	35,000,000	36,107,890

		72,481,016

Multi-National - 26.1%

Asian Development Bank
0.750% due 07/28/17	25,000,000	24,992,725
0.875% due 04/26/18	35,000,000	34,881,420
European Investment Bank
1.000% due 08/17/17	35,000,000	34,993,210
1.000% due 06/15/18	30,000,000	29,892,750
Inter-American Development Bank
1.000% due 07/14/17	30,000,000	30,000,540
1.250% due 01/16/18	34,270,000	34,262,701
International Bank for Reconstruction & Development
1.000% due 11/15/17	40,000,000	39,986,560
1.375% due 04/10/18	30,000,000	30,010,980

		259,020,886

Total Corporate Bonds & Notes (Cost $331,727,480)		331,501,902

U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Notes - 4.5%

1.000% due 09/15/17 ‡	45,000,000	44,994,285

Total U.S. Treasury Obligations (Cost $45,021,046)		44,994,285

FOREIGN GOVERNMENT BONDS & NOTES - 17.5%

Canada - 4.7%

Canadian Government 1.250% due 02/01/18	CAD 60,000,000	46,365,361

France - 3.7%

French Republic Government OAT 4.250% due 10/25/17 ~	EUR 31,500,000	36,524,216

Germany - 4.6%

Bundesrepublik Deutschland 4.000% due 01/04/18 ~	39,500,000	46,186,662

United Kingdom - 4.5%

United Kingdom Gilt 1.000% due 09/07/17 ~	GBP 34,000,000	44,353,078

Total Foreign Government Bonds & Notes (Cost $168,375,685)		173,429,317

PURCHASED OPTIONS - 1.0%
(See Note (d) in Notes to Schedule of Investments) (Cost $25,454,032)		9,556,161

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 46.7%

Repurchase Agreement - 34.2%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $340,452,263; collateralized by U.S. Treasury Notes: 1.250% - 2.750% due 07/31/23 - 02/15/24 and value $347,264,285)	$340,448,858	$340,448,858

U.S. Treasury Bills - 12.5%

0.611% due 09/14/17	40,000,000	39,923,560
0.662% due 10/12/17 ‡	45,000,000	44,872,155
1.080% due 11/24/17	40,000,000	39,830,560

		124,626,275

Total Short-Term Investments (Cost $465,143,215)		465,075,133

TOTAL INVESTMENTS - 103.1% (Cost $1,035,721,458)		1,024,556,798

OTHER ASSETS & LIABILITIES, NET - (3.1%)		(30,493,152)

NET ASSETS - 100.0%		$994,063,646

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	46.7%
Corporate Bonds & Notes	33.4%
Foreign Government Bonds & Notes	17.5%
U.S. Treasury Obligations	4.5%
Others (each less than 3.0%)	1.0%

	103.1%
Other Assets & Liabilities, Net	(3.1%	)

	100.0%

(b)	As of June 30, 2017, investments with a total aggregate values of $25,149,670 were fully or partially segregated with the broker(s)/custodian as collateral for open forward foreign currency contracts.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	64,710,732	USD	49,723,080	07/17	CIT	$3,229
AUD	224,126,500	USD	167,443,788	07/17	GSC	4,783,959
AUD	212,759,822	USD	161,801,843	07/17	JPM	1,693,485
CAD	81,649,364	USD	61,762,000	07/17	ANZ	1,219,614
CAD	3,760,000	USD	2,833,237	07/17	BRC	66,953
CAD	202,339,518	USD	150,457,320	07/17	RBC	5,620,679
CAD	17,798,526	USD	13,467,000	07/17	SGN	262,193
CHF	73,333,951	USD	76,181,224	07/17	BRC	372,303
CHF	3,440,000	USD	3,532,662	07/17	JPM	57,694
CHF	9,910,000	USD	10,359,087	07/17	SGN	(14,009)
COP	156,844,700,682	USD	53,574,498	07/17	GSC	(2,197,946)
CZK	1,449,542,328	USD	58,110,000	12/17	BRC	6,035,853
DKK	2,765,020,705	USD	403,090,685	07/17	GSC	21,984,648
EUR	192,030,000	USD	209,675,829	07/17	CIT	9,830,853
EUR	118,135,000	USD	133,190,715	07/17	CSF	1,826,966
EUR	187,369,000	USD	204,771,943	07/17	SGN	9,406,818
EUR	54,940,000	USD	59,515,129	12/17	BRC	3,802,269
GBP	20,388,880	USD	26,009,360	07/17	BRC	559,723
GBP	75,119,782	USD	95,618,845	07/17	GSC	2,270,974
GBP	21,744,821	USD	27,625,055	07/17	RBC	710,977
GBP	24,461,925	USD	31,625,429	07/17	SCB	251,307
GBP	74,299,022	USD	96,071,236	07/17	SGN	749,036
INR	3,481,670,000	USD	53,879,140	07/17	CSF	(86,766)
JPY	22,495,916,800	USD	203,916,051	07/17	GSC	(3,772,785)
JPY	10,817,418,974	USD	98,044,257	07/17	RBC	(1,803,078)
JPY	6,025,600,000	USD	54,963,058	07/17	SSB	(1,360,714)
MXN	3,007,380,000	USD	164,301,792	07/17	GSC	1,063,171
MYR	234,552,000	USD	55,033,318	07/17	MSC	(561,374)
NOK	634,809,024	USD	75,347,000	07/17	BRC	715,419
NOK	629,537,483	USD	75,228,658	07/17	JPM	202,129
NOK	1,270,035,000	USD	150,300,000	07/17	SSB	1,874,798
NZD	103,809,377	USD	73,921,100	07/17	ANZ	2,129,197
NZD	7,300,000	USD	5,245,116	07/17	BRC	103,110
SEK	1,290,932,169	USD	150,006,126	07/17	BRC	3,361,548
SEK	156,312,819	USD	17,820,500	07/17	SGN	750,060
SEK	502,261,471	USD	57,307,000	07/17	SSB	2,363,582
USD	301,730,538	AUD	403,871,714	07/17	GSC	(8,620,603)
USD	11,169,307	AUD	14,565,000	07/17	SGN	(23,020)
USD	152,986,001	CAD	206,385,000	07/17	BRC	(6,204,362)
USD	25,224,000	CAD	33,349,029	07/17	GSC	(500,336)
USD	50,005,000	CAD	66,108,610	07/17	RBC	(988,991)
USD	258,047,003	CHF	248,952,117	07/17	BRC	(1,834,845)
USD	164,996,573	CHF	158,895,000	07/17	JPM	(843,423)
USD	54,322,205	CLP	36,237,800,000	07/17	GSC	(247,958)
USD	58,391,139	CZK	1,449,542,328	12/17	BRC	(5,754,714)
USD	209,665,238	DKK	1,428,617,000	07/17	CIT	(9,960,548)
USD	195,928,054	DKK	1,336,403,705	07/17	SGN	(9,521,492)
USD	3,521,075	EUR	3,155,000	07/17	CSF	(84,807)
USD	553,140,513	EUR	505,669,328	07/17	GSC	(24,882,693)
USD	27,679,022	EUR	24,687,270	07/17	RBC	(540,635)
USD	46,472,509	EUR	41,217,303	07/17	SCB	(642,386)
USD	155,490,904	EUR	137,902,783	07/17	SGN	(2,143,748)
USD	58,110,000	EUR	53,916,734	12/17	BRC	(4,028,101)
USD	75,369,583	GBP	58,345,842	07/17	ANZ	(661,839)
USD	150,124,126	GBP	117,823,151	07/17	BRC	(3,413,152)
USD	44,315,655	GBP	34,130,000	07/17	CSF	(155,534)
USD	23,972,532	GBP	18,874,763	07/17	SGN	(623,480)
USD	57,307,000	GBP	45,436,670	07/17	SSB	(1,902,269)
USD	68,203,658	JPY	7,526,907,954	07/17	ANZ	1,237,730
USD	49,723,080	JPY	5,558,682,307	07/17	CIT	268,201
USD	25,564,191	JPY	2,858,856,251	07/17	JPM	129,316
USD	7,025,000	JPY	775,551,570	07/17	SGN	125,018
USD	107,976,558	KRW	121,235,000,000	07/17	MSC	2,080,945
USD	3,505,772	MXN	63,770,000	07/17	GSC	(710)
USD	3,512,487	MXN	63,360,000	07/17	GSC	28,550
USD	93,921,893	NOK	792,799,396	07/17	BRC	(1,070,834)
USD	48,788,430	NOK	411,479,182	07/17	GSC	(514,747)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

CURRENCY STRATEGIES PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	81,563,458	NOK	687,531,015	07/17	JPM	($816,077)
USD	217,950,128	NZD	302,735,000	07/17	BRC	(3,843,743)
USD	213,866,349	SEK	1,850,793,180	07/17	BRC	(6,014,953)
USD	76,858,500	SEK	665,562,698	07/17	CIT	(2,212,891)
USD	73,283,068	SEK	633,359,538	07/17	JPM	(1,962,466)
USD	54,542,164	SGD	75,350,000	07/17	GSC	(197,660)

Total Forward Foreign Currency Contracts						($22,067,382)

(d)	Purchased options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - EUR versus NZD	NZD 1.78	01/02/18	SCB	EUR 128,860,000	$1,699,086	$430,641
Call - EUR versus JPY	JPY 140.80	01/02/18	BRC	150,020,000	1,720,900	496,387

					3,419,986	927,028

Put - EUR versus USD	$1.10	08/22/17	SCB	538,989,000	3,241,997	390,910
Put - JPY versus USD	JPY 104.50	12/22/17	JPM	$905,118,500	7,095,224	5,662,421
Put - AUD versus CHF	CHF 0.65	01/02/18	GSC	AUD 418,020,000	6,900,135	1,385,725
Put - GBP versus NOK	NOK 9.88	01/02/18	SEB	GBP 105,875,000	2,583,953	368,736
Put - GBP versus SEK	SEK 10.32	01/02/18	SEB	87,500,000	2,212,737	821,341

					22,034,046	8,629,133

Total Purchased Options					$25,454,032	$9,556,161

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$331,501,902	$-	$331,501,902	$-
	U.S. Treasury Obligations	44,994,285	-	44,994,285	-
	Foreign Government Bonds & Notes	173,429,317	-	173,429,317	-
	Short-Term Investments	465,075,133	-	465,075,133	-
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	87,942,307	-	87,942,307	-
	Purchased Options	9,556,161	-	9,556,161	-

	Total Foreign Currency Contracts	97,498,468	-	97,498,468	-

	Total Assets	1,112,499,105	-	1,112,499,105	-

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(110,009,689)	-	(110,009,689)	-

	Total Liabilities	(110,009,689)	-	(110,009,689)	-

	Total	$1,002,489,416	$-	$1,002,489,416	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

DIVERSIFIED ALTERNATIVES PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.5%

Floating Rate Income Portfolio ‘P’ *	27,161	$312,882
Inflation Managed Portfolio ‘P’ *	14,795	172,553
Emerging Markets Debt Portfolio ‘P’ *	29,390	348,145
Emerging Markets Portfolio ‘P’ *	14,355	242,763
International Small-Cap Portfolio ‘P’ *	12,465	173,894
Real Estate Portfolio ‘P’ *	4,284	103,602
Currency Strategies Portfolio ‘P’ *	74,988	853,145
Equity Long/Short Portfolio ‘P’ *	27,769	379,405
Global Absolute Return Portfolio ‘P’ *	73,006	871,963

Total Affiliated Mutual Funds (Cost $3,193,229)		3,458,352

TOTAL INVESTMENTS - 100.5% (Cost $3,193,229)		3,458,352

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(17,420)

NET ASSETS - 100.0%		$3,440,932

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	51.0%
Affiliated Fixed Income Funds	49.5%

	100.5%
Other Assets & Liabilities, Net	(0.5%	)

	100.0%

(b)	The Fund’s investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$3,458,352	$3,458,352	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 85.6%

Money Market Funds - 22.7%

BlackRock Liquidity Funds T-Fund Portfolio	121,139,192	$121,139,192
Dreyfus Treasury Cash Management	121,139,192	121,139,192

		242,278,384

	Principal Amount

Repurchase Agreement - 15.2%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $161,520,538; collateralized by U.S. Treasury Notes: 2.500% due 08/15/23 and value $164,754,308)	$161,518,923	161,518,923

U.S. Treasury Bills - 47.7%

0.963% due 10/19/17 ‡	256,190,000	255,409,902
0.968% due 10/26/17	67,889,400	67,668,759
0.973% due 10/26/17	185,948,600	185,344,267

		508,422,928

Total Short-Term Investments (Cost $912,298,811)		912,220,235

TOTAL INVESTMENTS - 85.6% (Cost $912,298,811)		912,220,235

OTHER ASSETS & LIABILITIES, NET - 14.4%		153,847,073

NET ASSETS - 100.0%		$1,066,067,308

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Short-Term Investments	85.6%
Other Assets & Liabilities, Net	14.4%

100.0%

(b)	As of June 30, 2017, an investment with a value of $118,219,921 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (07/17)	112	($461,433)
CAC 40 Index (07/17)	384	(696,794)
DAX Index (09/17)	55	(737,434)
FTSE 100 Index (09/17)	367	(1,022,195)
FTSE MIB Index (09/17)	42	(131,729)
Hang Seng Index (07/17)	41	(13,637)
IBEX 35 Index (07/17)	60	(283,301)
OMX Index (07/17)	328	(183,568)
S&P 500 E-Mini Index (09/17)	2,690	(995,232)
S&P/TSE 60 Index (09/17)	111	(232,312)
SGX MSCI Index (07/17)	108	4,213
SPI 200 Index (09/17)	152	(217,880)
TOPIX Index (09/17)	328	169,151

Total Futures Contracts		($4,802,151)

(d)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	18,837,000	USD	14,097,209	09/17	CIT	$366,965
CAD	25,224,000	USD	18,755,739	09/17	CIT	718,945
CHF	17,539,000	USD	18,212,756	09/17	CIT	167,606
DKK	23,647,000	USD	3,562,158	09/17	CIT	85,655
EUR	59,079,000	USD	66,601,018	09/17	CIT	1,147,758
GBP	27,943,000	USD	36,289,677	09/17	CIT	190,450
HKD	54,615,000	USD	7,026,432	09/17	CIT	(16,465)
ILS	4,726,000	USD	1,332,262	09/17	CIT	26,613
JPY	5,247,801,000	USD	47,587,264	09/17	CIT	(774,469)
NOK	11,905,000	USD	1,414,937	09/17	CIT	13,166
NZD	451,000	USD	315,340	09/17	CIT	14,688
SEK	51,050,000	USD	5,901,171	09/17	CIT	184,705
SGD	3,591,000	USD	2,597,797	09/17	CIT	13,640
USD	436,724	AUD	587,000	09/17	CIT	(14,010)
USD	526,532	CAD	709,000	09/17	CIT	(20,865)
USD	851,098	CHF	815,000	09/17	CIT	(2,997)
USD	1,352,528	EUR	1,197,000	09/17	CIT	(20,130)
USD	314,043	GBP	243,000	09/17	CIT	(3,198)
USD	85,661	HKD	666,000	09/17	CIT	178
USD	44,771	ILS	158,000	09/17	CIT	(659)
USD	380,228	JPY	41,868,000	09/17	CIT	6,746
USD	172,329	NOK	1,452,000	09/17	CIT	(1,851)
USD	45,963	SEK	397,000	09/17	CIT	(1,365)
USD	25,341	SGD	35,000	09/17	CIT	(112)

Total Forward Foreign Currency Contracts						$2,080,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(e)	Swap agreements outstanding as of June 30, 2017 were as follows:

Total Return Basket Swaps

Counterparty	Currency	Expiration Date(s) (1)	Notional Amount (2)	Unrealized Appreciation (Depreciation) (3)	Net Dividends and Financing Fees (4)	Net Value of Reference Entities
GSC	USD	12/22/20	$85,864,049	$9,200,412	$1,827,302	$93,237,159
JPM	AUD	07/17/17 - 07/16/18	(4,745,493)	4,242,269	(370,473)	(132,751)
JPM	GBP	07/17/17 - 07/16/18	(6,496,971)	6,482,012	1,925,712	(1,940,671)
JPM	HKD	07/17/17 - 07/16/18	(542,457)	153,158	(241,856)	(147,443)
JPM	SGD	07/17/17 - 07/16/18	(1,674,035)	1,091,129	(257,662)	(325,244)
MSC	CAD	05/02/19	(1,270,643)	784,400	(840,635)	354,392
MSC	CHF	05/02/19	5,169,405	(275,021)	(1,523,258)	6,417,642
MSC	EUR	05/02/19	37,794,150	(1,454,325)	(1,080,335)	37,420,160
MSC	JPY	05/07/18	4,880,718	(4,965,165)	(400,088)	315,641
MSC	DKK	05/01/19	4,025,879	301,145	(207,966)	4,534,990
MSC	NOK	05/02/19	(945,023)	723,512	151,175	(372,686)
MSC	SEK	05/02/19	158,983	(681,471)	(358,296)	(164,192)

			$122,218,562	$15,602,055	($1,376,380)	$139,196,997

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.

	GSC	12/22/20

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Bermuda
Aspen Insurance Holdings Ltd	16,864	$840,671

United Kingdom

Liberty Global PLC ‘C’	80,877	2,521,745

United States

AbbVie Inc	14,339	1,039,721
Adtalem Global Education Inc	21,555	818,012
AdvanSix Inc	22,401	699,807
Aetna Inc	9,080	1,378,616
Aflac Inc	119,390	9,274,215
AGCO Corp	24,705	1,664,870
Agilent Technologies Inc	51,611	3,061,048
Akamai Technologies Inc	15,876	790,784
Alexion Pharmaceuticals Inc	29,380	3,574,665
Alphabet Inc ‘A’	3,163	2,940,578
AMC Networks Inc ‘A’	17,836	952,621
Amdocs Ltd	51,063	3,291,521
Ameren Corp	15,176	829,672
American Eagle Outfitters Inc	106,607	1,284,614
American Electric Power Co Inc	98,637	6,852,312
American Financial Group Inc	3,669	364,589
American International Group Inc	5,758	359,990
Ameriprise Financial Inc	24,463	3,113,895
Amgen Inc	36,258	6,244,715
Anthem Inc	44,061	8,289,196
AO Smith Corp	7,996	450,415
Apple Inc	14,238	2,050,557
Applied Materials Inc	48,246	1,993,042
Archer-Daniels-Midland Co	56,692	2,345,915
Arrow Electronics Inc	77,697	6,092,999
Assurant Inc	12,697	1,316,552
Assured Guaranty Ltd	255,365	10,658,935
Avery Dennison Corp	50,256	4,441,123
Avnet Inc	67,727	2,633,226
Avon Products Inc	200,875	763,325
Axis Capital Holdings Ltd	18,346	1,186,252

Referenced Entity	Shares	Value
Bank of America Corp	92,778	$2,250,794
Baxter International Inc	122,671	7,426,502
Bed Bath & Beyond Inc	68,546	2,083,798
Belden Inc	1,830	138,037
Big Lots Inc	42,488	2,052,170
Biogen Inc	30,525	8,283,264
Bioverativ Inc	44,131	2,655,362
BlackRock Inc	13,712	5,792,086
Booz Allen Hamilton Holding Corp	55,574	1,808,378
Broadridge Financial Solutions Inc	26,087	1,971,134
Bruker Corp	213,191	6,148,428
Brunswick Corp	64,741	4,061,203
Bunge Ltd	51,874	3,869,800
Burlington Stores Inc	8,151	749,811
BWX Technologies Inc	72,433	3,531,109
CA Inc	72,082	2,484,667
Cabot Corp	80,224	4,286,368
Cadence Design Systems Inc	43,978	1,472,823
CalAtlantic Group Inc	4,184	147,904
Calpine Corp	19,008	257,178
Capital One Financial Corp	56,733	4,687,281
Cardinal Health Inc	38,235	2,979,271
Carlisle Cos Inc	26,831	2,559,677
Cars.com Inc	4,266	113,604
Caterpillar Inc	14,699	1,579,555
CDK Global Inc	12,339	765,758
CDW Corp	40,929	2,559,290
Celanese Corp ‘A’	29,297	2,781,457
Centene Corp	57,202	4,569,296
Charles River Laboratories International Inc	51,013	5,159,965
Chicago Bridge & Iron Co NV	72,194	1,424,388
Chico’s FAS Inc	172,832	1,628,077
Cigna Corp	15,275	2,556,882
Cirrus Logic Inc	57,137	3,583,633
Cisco Systems Inc	72,632	2,273,382
Citigroup Inc	58,248	3,895,626
Citrix Systems Inc	17,857	1,421,060
CNO Financial Group Inc	15,560	324,893
Coach Inc	37,360	1,768,622
Colony NorthStar Inc ‘A’ REIT	34,916	491,966
Commerce Bancshares Inc	35,036	1,991,096
Commercial Metals Co	77,928	1,514,141

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
CommScope Holding Co Inc	17,545	$667,236
Conagra Brands Inc	73,684	2,634,940
ConocoPhillips	19,475	856,121
Consolidated Edison Inc	15,781	1,275,420
Constellation Brands Inc ‘A’	5,466	1,058,928
Convergys Corp	158,997	3,780,949
CoreLogic Inc	43,913	1,904,946
Corning Inc	114,851	3,451,273
Crane Co	61,364	4,871,074
Cummins Inc	33,215	5,388,137
Curtiss-Wright Corp	40,479	3,715,163
Dana Inc	124,668	2,783,836
DaVita Inc	18,045	1,168,594
Delta Air Lines Inc	67,812	3,644,217
Deluxe Corp	19,021	1,316,634
Devon Energy Corp	72,670	2,323,260
Dick’s Sporting Goods Inc	32,690	1,302,043
Dillard’s Inc ‘A’	13,191	760,989
Discover Financial Services	39,559	2,460,174
Dolby Laboratories Inc ‘A’	43,221	2,116,100
Domtar Corp	7,106	273,013
DR Horton Inc	148,311	5,127,111
DST Systems Inc	63,222	3,900,797
DTE Energy Co	50,006	5,290,135
Eastman Chemical Co	52,043	4,371,092
eBay Inc	367,112	12,819,551
Edison International	39,493	3,087,958
Eli Lilly & Co	20,761	1,708,630
EMCOR Group Inc	10,892	712,119
Emerson Electric Co	33,764	2,013,010
Endo International PLC	127,695	1,426,353
EnerSys	21,123	1,530,361
Ensco PLC ‘A’	421,574	2,175,322
EPR Properties REIT	2,241	161,061
Esterline Technologies Corp	52,039	4,933,297
Euronet Worldwide Inc	8,862	774,273
Everest Re Group Ltd	6,221	1,583,804
Exelon Corp	7,249	261,471
Express Scripts Holding Co	36,401	2,323,840
Extended Stay America Inc	7,985	154,590
Fair Isaac Corp	6,675	930,562
First American Financial Corp	7,625	340,761
First Solar Inc	3,856	153,777
Flex Ltd	255,130	4,161,170
FLIR Systems Inc	40,712	1,411,078
Foot Locker Inc	62,313	3,070,785
Ford Motor Co	137,507	1,538,703
Franklin Resources Inc	142,911	6,400,984
FTI Consulting Inc	54,918	1,919,933
GameStop Corp ‘A’	21,287	460,012
General Motors Co	128,298	4,481,449
Genpact Ltd	96,888	2,696,393
Gilead Sciences Inc	199,668	14,132,501
Graham Holdings Co ‘B’	3,341	2,003,431
Graphic Packaging Holding Co	111,008	1,529,690
HCA Healthcare Inc	29,263	2,551,734
HCP Inc REIT	57,265	1,830,189
HD Supply Holdings Inc	47,821	1,464,757
Herman Miller Inc	119,261	3,625,534
Hewlett Packard Enterprise Co	434,235	7,203,959
Hilton Worldwide Holdings Inc	2,339	144,667
HNI Corp	12,738	507,864
Honeywell International Inc	20,930	2,789,760
HP Inc	305,211	5,335,088
HSN Inc	9,732	310,451
Hubbell Inc	24,819	2,808,766
Humana Inc	10,834	2,606,877
Huntington Ingalls Industries Inc	41,100	7,651,176
Huntsman Corp	28,951	748,094
IAC/InterActiveCorp	24,413	2,520,398
IDACORP Inc	1,710	145,949
Ingersoll-Rand PLC	86,756	7,928,631

Referenced Entity	Shares	Value
Ingredion Inc	26,324	$3,138,084
Intel Corp	83,419	2,814,557
InterDigital Inc	22,690	1,753,937
International Business Machines Corp	43,012	6,616,536
International Game Technology PLC	158,621	2,902,764
Intuit Inc	16,684	2,215,802
Invesco Ltd	73,680	2,592,799
ITT Inc	60,934	2,448,328
Jabil Inc	89,110	2,601,121
Jacobs Engineering Group Inc	6,599	358,920
JetBlue Airways Corp	60,125	1,372,654
John Wiley & Sons Inc ‘A’	34,041	1,795,663
Johnson & Johnson	21,369	2,826,905
JPMorgan Chase & Co	109,430	10,001,902
Juniper Networks Inc	206,219	5,749,386
Kimberly-Clark Corp	2,911	375,839
Kohl’s Corp	64,283	2,485,824
L3 Technologies Inc	11,598	1,937,794
Laboratory Corp of America Holdings	28,804	4,439,849
Lancaster Colony Corp	14,883	1,824,954
Las Vegas Sands Corp	15,154	968,189
Lear Corp	59,164	8,406,021
Legg Mason Inc	33,715	1,286,564
Lennox International Inc	801	147,096
Liberty Interactive Corp QVC Group ‘A’	49,121	1,205,429
Lincoln National Corp	30,179	2,039,497
LyondellBasell Industries NV ‘A’	77,053	6,502,503
Macy’s Inc	93,270	2,167,595
Mallinckrodt PLC	60,001	2,688,645
Manhattan Associates Inc	9,812	471,565
ManpowerGroup Inc	26,077	2,911,497
Marathon Petroleum Corp	30,696	1,606,322
Maxim Integrated Products Inc	9,326	418,737
McKesson Corp	44,754	7,363,823
Merck & Co Inc	127,988	8,202,751
Michael Kors Holdings Ltd	61,902	2,243,948
Micron Technology Inc	114,509	3,419,239
Microsoft Corp	58,545	4,035,507
Molina Healthcare Inc	22,498	1,556,412
Molson Coors Brewing Co ‘B’	42,814	3,696,561
Morgan Stanley	69,968	3,117,774
MSA Safety Inc	8,499	689,864
MSC Industrial Direct Co Inc ‘A’	6,693	575,330
MSCI Inc	9,396	967,694
Nasdaq Inc	12,234	874,609
National Retail Properties Inc REIT	44,813	1,752,188
Navient Corp	10,545	175,574
NetApp Inc	9,160	366,858
NeuStar Inc ‘A’	72,304	2,411,338
Northrop Grumman Corp	11,154	2,863,343
Nu Skin Enterprises Inc ‘A’	79,488	4,995,026
NVR Inc	1,178	2,839,699
Oceaneering International Inc	105,047	2,399,274
Oil States International Inc	11,816	320,804
ON Semiconductor Corp	8,848	124,226
ONE Gas Inc	9,853	687,838
Oracle Corp	106,820	5,355,955
Orbital ATK Inc	10,654	1,047,927
Oshkosh Corp	55,140	3,798,043
Owens Corning	54,004	3,613,948
PAREXEL International Corp	15,081	1,310,690
Parker-Hannifin Corp	18,742	2,995,346
Patterson-UTI Energy Inc	21,221	428,452
Pfizer Inc	312,497	10,496,774
PG&E Corp	33,723	2,238,196
Pinnacle West Capital Corp	30,819	2,624,546
Pitney Bowes Inc	14,175	214,043
Plantronics Inc	43,411	2,270,829
Popular Inc	66,973	2,793,444
Prudential Financial Inc	24,620	2,662,407
Public Service Enterprise Group Inc	125,827	5,411,819
PulteGroup Inc	29,364	720,299

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
PVH Corp	12,729	$1,457,471
QIAGEN NV	54,487	1,826,949
Raymond James Financial Inc	12,010	963,442
Raytheon Co	17,890	2,888,877
Red Hat Inc	3,212	307,549
Regal Beloit Corp	35,659	2,907,991
Regions Financial Corp	88,487	1,295,450
Reinsurance Group of America Inc	47,563	6,106,614
Reliance Steel & Aluminum Co	36,703	2,672,345
Rockwell Automation Inc	1,535	248,609
Ross Stores Inc	27,873	1,609,108
RPC Inc	7,304	147,614
Santander Consumer USA Holdings Inc	73,140	933,266
SCANA Corp	36,527	2,447,674
Science Applications International Corp	7,040	488,717
Scripps Networks Interactive Inc ‘A’	10,627	725,930
Seagate Technology PLC	129,299	5,010,336
Skyworks Solutions Inc	9,825	942,709
Sonoco Products Co	55,969	2,877,926
Southwest Airlines Co	14,107	876,609
Spirit AeroSystems Holdings Inc ‘A’	158,232	9,167,962
Staples Inc	46,383	467,077
State Street Corp	2,688	241,194
Steel Dynamics Inc	38,626	1,383,197
STORE Capital Corp REIT	19,903	446,822
SunTrust Banks Inc	16,045	910,072
Synaptics Inc	16,123	833,720
SYNNEX Corp	45,569	5,466,457
Synopsys Inc	31,601	2,304,661
T Rowe Price Group Inc	22,139	1,642,935
Target Corp	23,763	1,242,567
TE Connectivity Ltd	36,724	2,889,444
Tech Data Corp	56,746	5,731,346
TEGNA Inc	22,053	317,784
Teradyne Inc	6,268	188,228
Terex Corp	3,889	145,838
Texas Instruments Inc	21,303	1,638,840
Texas Roadhouse Inc	4,676	238,242
Textron Inc	48,360	2,277,756
The Allstate Corp	61,302	5,421,549
The Boeing Co	42,402	8,384,996
The Boston Beer Co Inc ‘A’	3,689	487,501
The Chemours Co	9,487	359,747
The Gap Inc	20,800	457,392
The Goodyear Tire & Rubber Co	32,867	1,149,030
The Kroger Co	45,507	1,061,223
The New York Times Co ‘A’	64,082	1,134,251
The PNC Financial Services Group Inc	54,175	6,764,832
The Procter & Gamble Co	31,001	2,701,737
The Timken Co	91,745	4,243,206
The TJX Cos Inc	53,172	3,837,423
The Travelers Cos Inc	37,865	4,791,059
The Walt Disney Co	5,430	576,938
Thor Industries Inc	35,705	3,731,887
Torchmark Corp	17,922	1,371,033
Trinity Industries Inc	6,749	189,175
Tupperware Brands Corp	18,428	1,294,198
Tyson Foods Inc ‘A’	16,936	1,060,702
UGI Corp	39,422	1,908,419
United Continental Holdings Inc	37,609	2,830,077
United Rentals Inc	36,006	4,058,236
United Therapeutics Corp	51,682	6,704,706
UnitedHealth Group Inc	25,844	4,791,995
Unum Group	67,670	3,155,452
Urban Outfitters Inc	40,441	749,776
Validus Holdings Ltd	34,198	1,777,270
Varex Imaging Corp	7,338	248,024
Vectren Corp	25,027	1,462,578
Verizon Communications Inc	11,046	493,314
Versum Materials Inc	28,675	931,938
Vertex Pharmaceuticals Inc	27,349	3,524,466
Vishay Intertechnology Inc	107,960	1,792,136

Referenced Entity	Shares	Value
Wal-Mart Stores Inc	108,790	$8,233,227
Walgreens Boots Alliance Inc	14,600	1,143,326
WellCare Health Plans Inc	60,092	10,790,120
Wells Fargo & Co	17,934	993,723
WESCO International Inc	37,186	2,130,758
West Pharmaceutical Services Inc	7,603	718,636
Western Digital Corp	28,547	2,529,264
Westlake Chemical Corp	2,177	144,139
Whirlpool Corp	8,293	1,589,105
Woodward Inc	25,854	1,747,213
World Fuel Services Corp	56,589	2,175,847
Worthington Industries Inc	39,227	1,969,980
Xerox Corp	194,473	5,587,209

		792,574,280

Total Long Positions		795,936,696

Short Positions:

Argentina

MercadoLibre Inc	522	(130,960)

Australia

Atlassian Corp PLC ‘A’	98,845	(3,477,367)

Canada

Waste Connections Inc	5,160	(332,407)

Ghana

Kosmos Energy Ltd	692,367	(4,438,072)

United Kingdom

Liberty Global PLC ‘A’	11,701	(375,836)

United States

Acadia Healthcare Co Inc	196,474	(9,701,886)
ACI Worldwide Inc	94,894	(2,122,779)
Acuity Brands Inc	27,976	(5,686,961)
Acxiom Corp	5,699	(148,060)
Adient PLC	5,270	(344,553)
Advance Auto Parts Inc	29,762	(3,469,952)
Advanced Micro Devices Inc	11,646	(145,342)
Agios Pharmaceuticals Inc	52,221	(2,686,770)
Air Lease Corp	42,268	(1,579,132)
Align Technology Inc	6,417	(963,320)
Alkermes PLC	80,655	(4,675,570)
Allegheny Technologies Inc	263,151	(4,476,199)
Allergan PLC	10,851	(2,637,770)
Alliance Data Systems Corp	5,597	(1,436,694)
Alliant Energy Corp	5,122	(205,751)
Allscripts Healthcare Solutions Inc	116,820	(1,490,623)
Alnylam Pharmaceuticals Inc	43,215	(3,446,828)
Altaba Inc	56,708	(3,089,452)
American Airlines Group Inc	31,915	(1,605,963)
Amphenol Corp ‘A’	36,202	(2,672,432)
AmTrust Financial Services Inc	73,084	(1,106,492)
Antero Resources Corp	104,166	(2,251,027)
AptarGroup Inc	12,492	(1,085,055)
Aqua America Inc	7,111	(236,796)
Arconic Inc	39,771	(900,813)
Arista Networks Inc	36,487	(5,465,388)
Armstrong World Industries Inc	30,334	(1,395,364)
ARRIS International PLC	48,458	(1,357,793)
Arthur J Gallagher & Co	29,523	(1,690,192)
Artisan Partners Asset Management Inc ‘A’	50,247	(1,542,583)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
athenahealth Inc	14,479	($2,035,023)
Autodesk Inc	9,519	(959,706)
AutoZone Inc	3,967	(2,263,015)
Avis Budget Group Inc	87,779	(2,393,733)
Axalta Coating Systems Ltd	101,892	(3,264,620)
Ball Corp	384,832	(16,243,759)
Bank of the Ozarks	101,913	(4,776,662)
Berry Global Group Inc	6,822	(388,922)
Bio-Techne Corp	35,962	(4,225,535)
BioMarin Pharmaceutical Inc	12,535	(1,138,429)
Black Hills Corp	63,597	(4,290,890)
Blue Buffalo Pet Products Inc	176,190	(4,018,894)
Brookdale Senior Living Inc	443,261	(6,520,369)
Brown-Forman Corp ‘B’	82,899	(4,028,891)
Cabot Oil & Gas Corp	90,771	(2,276,537)
CarMax Inc	64,314	(4,055,641)
Casey’s General Stores Inc	11,137	(1,192,884)
Catalent Inc	83,979	(2,947,663)
CBS Corp ‘B’	5,686	(362,653)
CF Industries Holdings Inc	150,786	(4,215,977)
CH Robinson Worldwide Inc	3,874	(266,066)
Charter Communications Inc ‘A’	9,754	(3,285,635)
Chemical Financial Corp	5,297	(256,428)
Cheniere Energy Inc	158,444	(7,717,807)
Chesapeake Energy Corp	54,968	(273,191)
Chevron Corp	2,354	(245,593)
Ciena Corp	14,694	(367,644)
Cincinnati Financial Corp	16,749	(1,213,465)
Clean Harbors Inc	54,574	(3,046,866)
Cognex Corp	22,069	(1,873,658)
Compass Minerals International Inc	68,601	(4,479,645)
Concho Resources Inc	14,251	(1,731,924)
Conduent Inc	103,754	(1,653,839)
CONSOL Energy Inc	94,591	(1,413,190)
Copart Inc	129,859	(4,128,218)
Core Laboratories NV	35,152	(3,559,843)
CoStar Group Inc	12,570	(3,313,452)
Coty Inc ‘A’	173,283	(3,250,789)
Cousins Properties Inc REIT	244,052	(2,145,217)
Covanta Holding Corp	369,173	(4,873,084)
Cree Inc	11,096	(273,516)
CSX Corp	48,319	(2,636,285)
Cypress Semiconductor Corp	491,041	(6,702,710)
DexCom Inc	123,595	(9,040,974)
Diebold Nixdorf Inc	148,970	(4,171,160)
DISH Network Corp ‘A’	37,770	(2,370,445)
Dollar General Corp	22,210	(1,601,119)
Dominion Energy Inc	123,861	(9,491,468)
Dunkin’ Brands Group Inc	34,375	(1,894,750)
Dycom Industries Inc	25,715	(2,302,007)
Empire State Realty Trust Inc ‘A’ REIT	33,027	(685,971)
Envision Healthcare Corp	123,019	(7,709,601)
EOG Resources Inc	2,317	(209,735)
EQT Corp	56,373	(3,302,894)
Equinix Inc REIT	1,780	(763,905)
Essex Property Trust Inc REIT	1,751	(450,480)
Fastenal Co	137,672	(5,992,862)
FireEye Inc	264,527	(4,023,456)
First Data Corp ‘A’	628,332	(11,435,642)
FirstEnergy Corp	12,020	(350,503)
Fitbit Inc ‘A’	314,932	(1,672,289)
Flowserve Corp	3,042	(141,240)
FNB Corp	220,238	(3,118,570)
Garmin Ltd	13,406	(684,108)
Gartner Inc	3,140	(387,821)
GATX Corp	7,232	(464,801)
Genesee & Wyoming Inc ‘A’	37,183	(2,542,945)
Global Payments Inc	44,584	(4,026,827)
GoDaddy Inc ‘A’	71,890	(3,049,574)
Graco Inc	6,056	(661,800)
Granite Construction Inc	58,475	(2,820,834)

Referenced Entity	Shares	Value
Groupon Inc	60,571	($232,593)
Guidewire Software Inc	75,605	(5,194,820)
Halyard Health Inc	29,870	(1,173,294)
Hanesbrands Inc	38,194	(884,573)
HEICO Corp	44,670	(3,209,093)
Helmerich & Payne Inc	56,485	(3,069,395)
Herc Holdings Inc	17,072	(671,271)
Hertz Global Holdings Inc	137,646	(1,582,929)
Hess Corp	92,698	(4,066,661)
Hexcel Corp	24,791	(1,308,717)
IHS Markit Ltd	110,711	(4,875,712)
Illumina Inc	37,028	(6,425,099)
Ionis Pharmaceuticals Inc	19,048	(968,972)
IPG Photonics Corp	21,882	(3,175,078)
j2 Global Inc	3,712	(315,854)
JC Penney Co Inc	614,466	(2,857,267)
Jones Lang LaSalle Inc	3,867	(483,375)
Juno Therapeutics Inc	21,334	(637,673)
KBR Inc	70,687	(1,075,856)
KLX Inc	117,774	(5,888,700)
Knowles Corp	249,572	(4,222,758)
L Brands Inc	18,900	(1,018,521)
Lamar Advertising Co ‘A’ REIT	2,953	(217,252)
Lamb Weston Holdings Inc	10,724	(472,285)
Liberty Broadband Corp ‘C’	6,824	(591,982)
Liberty Expedia Holdings Inc ‘A’	16,337	(882,525)
LifePoint Health Inc	2,266	(152,162)
Lions Gate Entertainment Corp ‘A’	18,641	(526,049)
LivaNova PLC	27,543	(1,685,907)
Live Nation Entertainment Inc	56,146	(1,956,688)
Loews Corp	54,909	(2,570,290)
LogMeIn Inc	10,788	(1,127,346)
Macquarie Infrastructure Corp	112,269	(8,801,890)
Markel Corp	4,160	(4,059,578)
Martin Marietta Materials Inc	949	(211,228)
Mattel Inc	36,276	(781,022)
MAXIMUS Inc	4,193	(262,608)
MDU Resources Group Inc	98,440	(2,579,128)
MEDNAX Inc	27,270	(1,646,290)
Mercury General Corp	38,414	(2,074,356)
Monolithic Power Systems Inc	5,715	(550,926)
Motorola Solutions Inc	5,529	(479,585)
National Fuel Gas Co	54,465	(3,041,326)
National Instruments Corp	83,829	(3,371,602)
National Oilwell Varco Inc	24,064	(792,668)
NetScout Systems Inc	161,747	(5,564,097)
Neurocrine Biosciences Inc	58,531	(2,692,426)
New Jersey Resources Corp	46,029	(1,827,351)
Newell Brands Inc	96,983	(5,200,228)
Newfield Exploration Co	90,959	(2,588,693)
Newmont Mining Corp	36,238	(1,173,749)
NiSource Inc	12,259	(310,888)
Noble Energy Inc	23,749	(672,097)
Norwegian Cruise Line Holdings Ltd	47,396	(2,573,129)
NRG Energy Inc	76,359	(1,314,902)
NuVasive Inc	57,366	(4,412,593)
O’Reilly Automotive Inc	14,576	(3,188,354)
Occidental Petroleum Corp	7,349	(439,985)
Olin Corp	52,668	(1,594,787)
OneMain Holdings Inc	17,543	(431,382)
ONEOK Inc	131,170	(6,841,827)
OPKO Health Inc	298,835	(1,966,334)
Owens-Illinois Inc	123,156	(2,945,892)
PacWest Bancorp	15,644	(730,575)
Palo Alto Networks Inc	36,749	(4,917,384)
Pandora Media Inc	931,018	(8,304,681)
Paramount Group Inc REIT	36,779	(588,464)
Parsley Energy Inc ‘A’	49,265	(1,367,104)
Patheon NV	46,633	(1,626,559)
Patterson Cos Inc	35,139	(1,649,776)
PBF Energy Inc ‘A’	94,944	(2,113,453)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Penske Automotive Group Inc	18,238	($800,831)
People’s United Financial Inc	48,575	(857,834)
Perrigo Co PLC	57,318	(4,328,655)
Platform Specialty Products Corp	378,581	(4,800,407)
PNM Resources Inc	4,268	(163,251)
Post Holdings Inc	43,840	(3,404,176)
Premier Inc ‘A’	131,005	(4,716,180)
Prestige Brands Holdings Inc	46,184	(2,438,977)
Primerica Inc	12,744	(965,358)
PTC Inc	4,274	(235,583)
Range Resources Corp	125,478	(2,907,325)
Regeneron Pharmaceuticals Inc	5,070	(2,490,080)
Rice Energy Inc	149,671	(3,985,739)
Rollins Inc	45,895	(1,868,385)
Roper Technologies Inc	25,225	(5,840,344)
RR Donnelley & Sons Co	75,025	(940,814)
Sabre Corp	140,325	(3,054,875)
salesforce.com Inc	18,582	(1,609,201)
SBA Communications Corp REIT	12,669	(1,709,048)
Schlumberger Ltd	41,718	(2,746,713)
Sealed Air Corp	37,259	(1,667,713)
Seattle Genetics Inc	10,325	(534,215)
Sempra Energy	46,102	(5,198,001)
Sensata Technologies Holding NV	163,880	(7,000,954)
ServiceNow Inc	47,804	(5,067,224)
Signet Jewelers Ltd	62,872	(3,976,025)
Six Flags Entertainment Corp	35,940	(2,142,383)
SLM Corp	293,365	(3,373,698)
Snyder’s-Lance Inc	174,850	(6,053,307)
Sotheby’s	60,122	(3,226,748)
Spirit Airlines Inc	6,989	(360,982)
Splunk Inc	55,190	(3,139,759)
Sprint Corp	79,780	(654,994)
Sprouts Farmers Market Inc	162,326	(3,679,930)
Square Inc ‘A’	263,178	(6,174,156)
SS&C Technologies Holdings Inc	136,053	(5,225,796)
Stericycle Inc	59,038	(4,505,780)
STERIS PLC	29,365	(2,393,248)
Stifel Financial Corp	43,249	(1,988,589)
Superior Energy Services Inc	127,644	(1,331,327)
Symantec Corp	36,395	(1,028,159)
T-Mobile US Inc	29,719	(1,801,566)
Targa Resources Corp	34,618	(1,564,734)
Tenet Healthcare Corp	28,430	(549,836)
Tesla Inc	6,308	(2,281,036)
The Charles Schwab Corp	56,580	(2,430,677)
The Hain Celestial Group Inc	4,059	(157,570)
The Howard Hughes Corp	22,050	(2,708,622)

Referenced Entity	Shares	Value
The Madison Square Garden Co ‘A’	17,704	($3,485,918)
The Middleby Corp	36,841	(4,476,550)
The Ultimate Software Group Inc	31,213	(6,556,603)
The Wendy’s Co	67,148	(1,041,465)
Tractor Supply Co	30,538	(1,655,465)
TransDigm Group Inc	31,066	(8,352,715)
Transocean Ltd	148,909	(1,225,521)
TreeHouse Foods Inc	85,763	(7,005,979)
TRI Pointe Group Inc	250,062	(3,298,318)
Trimble Inc	14,542	(518,713)
TripAdvisor Inc	77,871	(2,974,672)
Triumph Group Inc	6,686	(211,278)
Twitter Inc	215,004	(3,842,121)
Tyler Technologies Inc	31,360	(5,509,011)
UDR Inc REIT	22,173	(864,082)
United Natural Foods Inc	25,732	(944,364)
United States Steel Corp	67,901	(1,503,328)
Uniti Group Inc REIT	68,199	(1,714,523)
Valley National Bancorp	34,546	(407,988)
Veeva Systems Inc ‘A’	14,082	(863,367)
VEREIT Inc REIT	284,456	(2,315,472)
VeriFone Systems Inc	142,391	(2,577,277)
Verisk Analytics Inc	8,656	(730,307)
ViaSat Inc	63,922	(4,231,636)
Visa Inc ‘A’	1,808	(169,554)
Vista Outdoor Inc	34,080	(767,141)
WABCO Holdings Inc	5,843	(745,041)
Wabtec Corp	37,627	(3,442,871)
Weatherford International PLC	1,956,226	(7,570,595)
WebMD Health Corp	7,445	(436,649)
Webster Financial Corp	48,254	(2,519,824)
Welbilt Inc	194,446	(3,665,307)
Whiting Petroleum Corp	28,032	(154,456)
Willis Towers Watson PLC	22,277	(3,240,412)
WisdomTree Investments Inc	470,854	(4,788,585)
Workday Inc ‘A’	63,408	(6,150,576)
Wynn Resorts Ltd	13,702	(1,837,712)
Yelp Inc	5,642	(169,373)
Zayo Group Holdings Inc	239,032	(7,386,089)
Zebra Technologies Corp ‘A’	31,029	(3,119,035)
Zillow Group Inc ‘C’	140,612	(6,891,394)

		(693,944,895)

Total Short Positions		(702,699,537)

Total Long and Short Positions		$93,237,159

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Australia

AGL Energy Ltd	251,544	$4,929,376
Ansell Ltd	65,559	1,195,544
Aristocrat Leisure Ltd	96,492	1,672,876
Aurizon Holdings Ltd	1,065,414	4,388,351
Bank of Queensland Ltd	2,289	20,139
Bendigo & Adelaide Bank Ltd	83,273	708,868
Boral Ltd	163,851	874,837
Caltex Australia Ltd	21,086	512,037
CIMIC Group Ltd	156,215	4,661,120
Coca-Cola Amatil Ltd	338,989	2,405,519
Cochlear Ltd	3,980	475,360

Referenced Entity	Shares	Value
Fortescue Metals Group Ltd	175,141	$701,106
Harvey Norman Holdings Ltd	132,767	389,869
Newcrest Mining Ltd	43,788	679,579
Orica Ltd	82,220	1,306,555
Origin Energy Ltd	25,939	136,769
South32 Ltd	434,420	894,690
Tabcorp Holdings Ltd	52,976	177,918
The Star Entertainment Group Ltd	117,881	457,528
Treasury Wine Estates Ltd	315,288	3,188,174
Woodside Petroleum Ltd	24,535	562,810

		30,339,025

Total Long Positions		30,339,025

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Short Positions:

Australia

ALS Ltd	149,303	($854,625)
Alumina Ltd	728,869	(1,073,559)
AMP Ltd	731,134	(2,917,393)
APA Group	696,496	(4,907,660)
Brambles Ltd	207,236	(1,549,625)
Challenger Ltd	14,927	(153,084)
Domino’s Pizza Enterprises Ltd	13,668	(546,934)
Healthscope Ltd	1,497,912	(2,545,692)
Iluka Resources Ltd	241,214	(1,608,838)
Magellan Financial Group Ltd	18,082	(400,837)

Referenced Entity	Shares	Value
Platinum Asset Management Ltd	331,284	($1,178,519)
REA Group Ltd	44,424	(2,266,539)
SEEK Ltd	591,582	(7,687,906)
Sonic Healthcare Ltd	8,665	(161,332)
Sydney Airport	30,797	(167,760)
TPG Telecom Ltd	180,474	(790,660)
Transurban Group	79,698	(725,842)
Vocus Group Ltd	361,065	(934,971)

		(30,471,776)

Total Short Positions		(30,471,776)

Total Long and Short Positions		($132,751)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

India

Vedanta Resources PLC	54,550	$455,981

Luxembourg

B&M European Value Retail SA	66,916	295,427

South Africa

Investec PLC	253,722	1,895,803
Mondi PLC	78,493	2,058,225

		3,954,028

Switzerland

Coca-Cola HBC AG	113,978	3,351,978
IWG PLC	30,349	127,947

		3,479,925

United Kingdom

Amec Foster Wheeler PLC	191,433	1,166,105
Ashtead Group PLC	170,631	3,530,801
ASOS PLC	42,332	3,168,549
Barclays PLC	792,443	2,095,831
Barratt Developments PLC	975,419	7,163,735
BBA Aviation PLC	81,478	326,185
Bellway PLC	111,970	4,344,995
Berendsen PLC	61,926	992,783
Berkeley Group Holdings PLC	35,127	1,477,073
Britvic PLC	28,345	255,479
BT Group PLC	516,001	1,984,147
Burberry Group PLC	30,478	659,505
Close Brothers Group PLC	50,814	999,494
Daily Mail & General Trust PLC ‘A’	43,594	378,716
DCC PLC	35,361	3,220,291
Dixons Carphone PLC	593,419	2,193,671
DS Smith PLC	79,612	491,353
GKN PLC	592,646	2,517,307
Hays PLC	118,056	255,249
Howden Joinery Group PLC	377,415	2,002,107
Inchcape PLC	164,356	1,615,595
Indivior PLC	838,673	3,415,009
Intermediate Capital Group PLC	168,051	1,822,409
JD Sports Fashion PLC	140,910	641,854

Referenced Entity	Shares	Value
John Wood Group PLC	15,999	$133,675
Jupiter Fund Management PLC	22,860	150,354
Lloyds Banking Group PLC	517,689	446,132
Man Group PLC	71,151	143,574
Moneysupermarket.com Group PLC	38,387	176,809
Paysafe Group PLC	161,349	1,073,846
Persimmon PLC	286,038	8,354,168
Playtech PLC	61,525	762,132
Royal Mail PLC	1,312,578	7,200,364
Severn Trent PLC	24,852	706,502
Smiths Group PLC	150,175	3,122,424
Stagecoach Group PLC	181,906	441,507
Standard Life PLC	84,175	437,710
Tate & Lyle PLC	362,827	3,126,978
Taylor Wimpey PLC	2,499,503	5,739,975
The Weir Group PLC	13,658	308,259
Thomas Cook Group PLC	119,405	139,895
UBM PLC	19,703	177,066
WH Smith PLC	49,241	1,099,131
William Hill PLC	444,907	1,473,010
Wm Morrison Supermarkets PLC	1,122,434	3,525,385
WPP PLC	243,640	5,130,245

		90,587,384

Total Long Positions		98,772,745

Short Positions:

Chile

Antofagasta PLC	528,906	(5,518,062)

Jordan

Hikma Pharmaceuticals PLC	181,126	(3,468,835)

Netherlands

Royal Dutch Shell PLC ‘A’	212,820	(5,654,351)

South Africa

Mediclinic International PLC	273,434	(2,644,937)

Switzerland

Glencore PLC	854,467	(3,201,881)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
United Kingdom

AA PLC	267,530	($794,940)
Admiral Group PLC	96,070	(2,506,930)
Aggreko PLC	288,875	(3,460,500)
Anglo American PLC	12,025	(160,651)
Associated British Foods PLC	74,837	(2,863,804)
Balfour Beatty PLC	473,151	(1,669,161)
BP PLC	507,869	(2,931,507)
British American Tobacco PLC	12,694	(865,006)
BTG PLC	330,370	(3,002,471)
Bunzl PLC	6,790	(202,426)
Capita PLC	605,352	(5,455,130)
Cobham PLC	2,421,302	(4,087,097)
ConvaTec Group PLC ~	288,854	(1,200,887)
Croda International PLC	8,332	(421,953)
easyJet PLC	232,782	(4,123,754)
Essentra PLC	250,289	(1,840,207)
Experian PLC	55,319	(1,135,303)
Halma PLC	114,712	(1,643,862)
Hargreaves Lansdown PLC	394,166	(6,684,005)
Hiscox Ltd	9,161	(151,175)
Inmarsat PLC	369,402	(3,704,786)
International Consolidated Airlines Group SA	42,450	(337,468)
Intertek Group PLC	11,922	(654,938)
J Sainsbury PLC	41,778	(137,034)

Referenced Entity	Shares	Value
Just Eat PLC	435,122	($3,714,101)
Meggitt PLC	35,660	(221,582)
Merlin Entertainments PLC ~	185,893	(1,163,665)
National Grid PLC	17,901	(221,802)
Pennon Group PLC	224,968	(2,417,705)
Petrofac Ltd	249,558	(1,434,951)
Provident Financial PLC	76,819	(2,436,438)
Rio Tinto PLC	27,492	(1,164,336)
Rolls-Royce Holdings PLC	41,013	(475,694)
Rotork PLC	384,072	(1,177,460)
Royal Bank of Scotland Group PLC	701,208	(2,262,581)
RPC Group PLC	15,932	(156,143)
Schroders PLC	8,273	(334,526)
Serco Group PLC	289,999	(433,978)
Smith & Nephew PLC	11,313	(195,358)
St James’s Place PLC	209,614	(3,230,890)
Tesco PLC	1,001,889	(2,205,788)
Travis Perkins PLC	10,420	(197,531)
United Utilities Group PLC	104,627	(1,182,680)
Whitbread PLC	16,978	(877,411)
Worldpay Group PLC ~	1,142,748	(4,685,735)

		(80,225,350)

Total Short Positions		(100,713,416)

Total Long and Short Positions		($1,940,671)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Hong Kong

Cheung Kong Property Holdings Ltd	203,000	$1,588,531
CLP Holdings Ltd	154,000	1,628,448
Henderson Land Development Co Ltd	67,716	377,579
Kerry Properties Ltd	953,500	3,237,500
Melco International Development Ltd	154,000	412,006
New World Development Co Ltd	1,857,000	2,353,918
Orient Overseas International Ltd	24,500	175,611
Sino Land Co Ltd	970,000	1,589,231
SJM Holdings Ltd	1,096,000	1,154,824
Sun Hung Kai Properties Ltd	40,000	587,607
WH Group Ltd ~	1,555,000	1,570,194
Wheelock & Co Ltd	273,000	2,059,129
Xinyi Glass Holdings Ltd	1,804,000	1,785,643
Yue Yuen Industrial Holdings Ltd	576,500	2,391,029

		20,911,250

Total Long Positions		20,911,250

Short Positions:

China

Guotai Junan International Holdings Ltd	972,000	(301,344)

Referenced Entity	Shares	Value
Hong Kong

AIA Group Ltd	229,200	($1,676,910)
Cathay Pacific Airways Ltd	1,829,361	(2,839,617)
Haitong International Securities Group Ltd	1,875,259	(1,107,493)
Hang Lung Properties Ltd	552,129	(1,379,851)
Hang Seng Bank Ltd	8,200	(171,545)
Hong Kong & China Gas Co Ltd	2,887,285	(5,430,055)
MTR Corp Ltd	280,625	(1,579,170)
Sands China Ltd	69,200	(316,765)
Value Partners Group Ltd	1,953,724	(1,778,362)

		(16,279,768)

Macau

MGM China Holdings Ltd	1,118,603	(2,487,567)
Wynn Macau Ltd	124,030	(289,618)

		(2,777,185)

United States

Samsonite International SA	407,008	(1,700,396)

Total Short Positions		(21,058,693)

Total Long and Short Positions		($147,443)

Description	Counter- party	Expiration Dates (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.

	JPM	07/17/17- 07/16/18

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	2,509,394	$2,168,439

Singapore

Genting Singapore PLC	3,636,500	2,865,073
SATS Ltd	348,800	1,293,934
Singapore Airlines Ltd	119,400	877,500
Singapore Telecommunications Ltd	855,100	2,415,080

		7,451,587

Total Long Positions		9,620,026

Referenced Entity	Shares	Value
Short Positions:

Singapore

CapitaLand Ltd	541,600	($1,376,216)
Global Logistic Properties Ltd	66,800	(138,774)
Keppel Corp Ltd	825,414	(3,769,401)
Singapore Post Ltd	2,170,400	(2,096,615)
Singapore Telecommunications Ltd	908,000	(2,564,264)

		(9,945,270)

Total Short Positions		(9,945,270)

Total Long and Short Positions		($325,244)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Canada

Air Canada	482,792	$6,470,485
Alimentation Couche-Tard Inc ‘B’	3,082	147,731
Atco Ltd ‘I’	11,100	434,054
Bank of Montreal	19,801	1,453,926
CAE Inc	60,354	1,040,650
Canadian Imperial Bank of Commerce	18,537	1,506,489
Canadian Tire Corp Ltd ‘A’	29,273	3,330,910
Canfor Corp	14,131	213,469
CCL Industries Inc ‘B’	9,459	478,566
Constellation Software Inc	1,469	768,495
Dollarama Inc	55,503	5,303,344
Empire Co Ltd ‘A’	63,511	1,083,331
Encana Corp	134,043	1,179,388
Finning International Inc	23,147	453,730
George Weston Ltd	14,394	1,302,986
Husky Energy Inc	17,859	202,718
Industrial Alliance Insurance & Financial Services Inc	32,118	1,393,398
Linamar Corp	52,648	2,595,049
Lundin Mining Corp	26,438	150,253
Magna International Inc	61,965	2,870,325
Metro Inc	22,848	751,968
National Bank of Canada	35,797	1,505,252
Open Text Corp	51,184	1,615,485
Quebecor Inc ‘B’	9,467	313,328
Ritchie Bros Auctioneers Inc	4,842	139,122
Royal Bank of Canada	13,940	1,012,176
Saputo Inc	69,664	2,215,947
The Bank of Nova Scotia	16,543	995,157
The Toronto-Dominion Bank	10,525	530,389
Vermilion Energy Inc	4,749	150,658
West Fraser Timber Co Ltd	23,176	1,096,964
Whitecap Resources Inc	24,923	177,967

		42,883,710

Total Long Positions		42,883,710

Referenced Entity	Shares	Value
Short Positions:

Canada

Agnico Eagle Mines Ltd	16,223	($731,586)
AltaGas Ltd	62,803	(1,437,379)
Barrick Gold Corp	51,364	(817,119)
BlackBerry Ltd	125,748	(1,256,704)
Bombardier Inc ‘B’	170,590	(310,451)
Cameco Corp	255,375	(2,325,708)
Canadian Utilities Ltd ‘A’	53,282	(1,712,107)
Cenovus Energy Inc	20,212	(149,003)
Eldorado Gold Corp	211,978	(562,311)
Element Fleet Management Corp	41,119	(282,202)
Enbridge Inc	113,445	(4,519,254)
Fairfax Financial Holdings Ltd	6,940	(3,007,672)
First Quantum Minerals Ltd	75,489	(638,583)
Franco-Nevada Corp	22,831	(1,647,360)
Gildan Activewear Inc	122,025	(3,749,766)
Goldcorp Inc	92,769	(1,196,096)
Imperial Oil Ltd	22,111	(644,506)
Inter Pipeline Ltd	15,156	(296,856)
Keyera Corp	27,102	(853,103)
Kinross Gold Corp	189,404	(769,709)
Methanex Corp	54,851	(2,421,514)
Onex Corp	2,844	(227,665)
Potash Corp of Saskatchewan Inc	49,393	(805,569)
PrairieSky Royalty Ltd	15,873	(361,451)
Stantec Inc	17,425	(438,716)
TransCanada Corp	84,046	(4,006,573)
Wheaton Precious Metals Corp	67,254	(1,335,952)
WSP Global Inc	38,292	(1,588,905)
Yamana Gold Inc	257,897	(622,469)

		(38,716,289)

United States

Valeant Pharmaceuticals International Inc	219,376	(3,813,029)

Total Short Positions		(42,529,318)

Total Long and Short Positions		$354,392

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Switzerland

ABB Ltd	94,123	$2,336,237
Adecco Group AG	66,415	5,059,636
Baloise Holding AG	1,387	214,846
dormakaba Holding AG	608	529,148
Flughafen Zurich AG	14,820	3,639,793
Geberit AG	2,455	1,146,387
Georg Fischer AG	1,525	1,479,218
LafargeHolcim Ltd	2,888	165,982
Lonza Group AG	18,108	3,922,484
Sika AG	397	2,548,791
Straumann Holding AG	3,352	1,908,864
Swiss Life Holding AG	15,037	5,086,594
Swiss Re AG	34,535	3,164,882
Temenos Group AG	52,865	4,729,463
Zurich Insurance Group AG	12,722	3,712,901

		39,645,226

Total Long Positions		39,645,226

Referenced Entity	Shares	Value
Short Positions:

Austria

ams AG	60,432	($3,921,548)

Switzerland

Aryzta AG	117,572	(3,877,552)
Barry Callebaut AG	405	(557,490)
Chocoladefabriken Lindt & Spruengli AG	850	(4,928,564)
Credit Suisse Group AG	679,623	(9,889,188)
Dufry AG	7,528	(1,235,422)
GAM Holding AG	60,618	(814,999)
OC Oerlikon Corp AG	118,638	(1,561,351)
The Swatch Group AG	7,126	(2,635,651)
Vifor Pharma AG	34,455	(3,805,819)

		(29,306,036)

Total Short Positions		(33,227,584)

Total Long and Short Positions		$6,417,642

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Belgium

Ageas	75,616	$3,045,143
bpost SA	101,536	2,452,335
Galapagos NV	32,762	2,504,536
Proximus SADP	33,615	1,176,504
Solvay SA	11,626	1,560,339
UCB SA	5,976	411,007
Umicore SA	36,027	2,506,075

		13,655,939

Finland

Cargotec OYJ ‘B’	41,294	2,619,516
Huhtamaki OYJ	3,586	141,219
Kesko OYJ ‘B’	55,308	2,813,398
Neste OYJ	159,764	6,304,436
Nokian Renkaat OYJ	5,818	240,827
Orion OYJ ‘B’	60,080	3,837,957
UPM-Kymmene OYJ	138,190	3,940,446

		19,897,799

France

Air France-KLM	130,155	1,857,910
Arkema SA	29,350	3,134,337
Atos SE	92,283	12,948,277
Cap Gemini SE	24,634	2,544,752
Cie de Saint-Gobain	2,917	155,782
Cie Generale des Etablissements Michelin	46,578	6,199,249
CNP Assurances	122,458	2,748,716
Elior Group ~	18,262	530,779

Referenced Entity	Shares	Value
Faurecia	48,868	$2,478,155
Imerys SA	3,537	307,875
Ipsen SA	31,203	4,269,749
Lagardere SCA	58,698	1,852,168
Peugeot SA	377,737	7,528,166
Sanofi	12,927	1,238,664
Schneider Electric SE	15,670	1,204,231
SCOR SE	36,974	1,468,895
SEB SA	13,698	2,458,633
Sodexo SA	19,436	2,511,954
Suez	1,504	27,849
Teleperformance	54,505	6,988,738
Thales SA	69,562	7,486,557
Ubisoft Entertainment SA	19,668	1,116,575
Valeo SA	41,081	2,763,883

		73,821,894

Germany

Aurubis AG	37,694	2,965,246
Covestro AG ~	124,170	9,001,583
Deutsche Lufthansa AG	205,744	4,688,810
Evonik Industries AG	35,384	1,132,491
Freenet AG	74,092	2,363,725
Hannover Rueck SE	6,503	781,098
Hella KGaA Hueck & Co	3,410	168,169
HOCHTIEF AG	43,403	7,967,868
Infineon Technologies AG	127,106	2,699,802
KION Group AG	18,630	1,425,055
MTU Aero Engines AG	1,789	252,762
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,484	300,291
OSRAM Licht AG	63,861	5,097,515
Rheinmetall AG	63,285	6,023,691

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Salzgitter AG	38,293	$1,562,762
Schaeffler AG	12,811	183,794
Siemens AG	14,809	2,037,036
Software AG	103,381	4,534,304
STADA Arzneimittel AG	35,226	2,502,136
Suedzucker AG	163,030	3,403,630
Talanx AG	57,560	2,153,080
Uniper SE	162,023	3,044,458

		64,289,306

Italy

A2A SPA	4,159,775	6,916,654
Assicurazioni Generali SPA	19,845	327,565
Autogrill SPA	305,028	3,697,261
Davide Campari-Milano SPA	84,791	599,445
DiaSorin SPA	4,360	334,890
Enel SPA	1,475,198	7,912,212
Hera SPA	290,080	886,843
Leonardo SPA	204,494	3,404,774
Moncler SPA	169,068	3,966,083
Prysmian SPA	205,386	6,057,558
Recordati SPA	82,584	3,350,363
Unipol Gruppo Finanziario SPA	360,543	1,581,915

		39,035,563

Netherlands

ASM International NV	39,324	2,286,838
Gemalto NV	14,882	892,577
Koninklijke DSM NV	18,732	1,362,425
Koninklijke Philips NV	101,046	3,597,104
NN Group NV	198,642	7,048,419
Philips Lighting NV ~	17,561	648,657
Randstad Holding NV	28,931	1,686,709
Wolters Kluwer NV	97,339	4,116,751

		21,639,480

Portugal

EDP - Energias de Portugal SA	39,037	127,699
Galp Energia SGPS SA	73,883	1,119,605

		1,247,304

Spain

ACS Actividades de Construccion y Servicios SA	33,076	1,278,845
Almirall SA	44,606	726,500
Amadeus IT Group SA	11,244	672,118
Ebro Foods SA	20,713	473,147
Endesa SA	217,308	5,012,987
Iberdrola SA	57,607	456,502
Mapfre SA	752,442	2,633,704
Mediaset Espana Comunicacion SA	16,430	204,612
Melia Hotels International SA	11,485	172,016
Prosegur Cia de Seguridad SA	110,027	715,573
Repsol SA	361,706	5,545,339
Tecnicas Reunidas SA	50,648	1,962,580

		19,853,923

Switzerland

STMicroelectronics NV	485,561	6,994,169

United Kingdom

Dialog Semiconductor PLC	103,625	4,427,407
Fiat Chrysler Automobiles NV	487,519	5,150,428

		9,577,835

Total Long Positions		270,013,212

Referenced Entity	Shares	Value
Short Positions:

Belgium

Anheuser-Busch InBev SA/NV	99,291	($10,966,538)
Telenet Group Holding NV	36,621	(2,306,936)

		(13,273,474)

Finland

Amer Sports OYJ	52,510	(1,313,379)
Kone OYJ ‘B’	2,825	(143,722)
Nokia OYJ	1,234,289	(7,568,317)
Wartsila OYJ Abp	9,674	(572,095)

		(9,597,513)

France

Accor SA	173,380	(8,133,110)
Aeroports de Paris	17,335	(2,794,276)
Air Liquide SA	27,587	(3,409,641)
Bollore SA	1,238,052	(5,629,183)
Bureau Veritas SA	40,633	(899,428)
Casino Guichard Perrachon SA	21,805	(1,291,385)
Credit Agricole SA	121,032	(1,949,625)
Edenred	354,864	(9,256,674)
Electricite de France SA	201,519	(2,183,449)
Essilor International SA	36,168	(4,601,029)
Eutelsat Communications SA	5,950	(151,814)
Groupe Eurotunnel SE	325,329	(3,471,101)
Iliad SA	4,843	(1,144,537)
Ingenico Group SA	61,352	(5,563,849)
JCDecaux SA	59,695	(1,957,194)
Natixis SA	289,173	(1,941,134)
Orpea	24,118	(2,688,859)
Remy Cointreau SA	11,670	(1,360,296)
SFR Group SA	72,289	(2,443,215)
Veolia Environnement SA	64,989	(1,374,944)
Vivendi SA	102,248	(2,276,804)
Zodiac Aerospace	147,267	(4,001,004)

		(68,522,551)

Germany

Axel Springer SE	23,149	(1,392,436)
Bayerische Motoren Werke AG	39,551	(3,678,529)
Bilfinger SE	45,947	(1,803,472)
Commerzbank AG	339,848	(4,058,099)
Deutsche Bank AG	127,816	(2,272,541)
Duerr AG	10,932	(1,301,040)
E.ON SE	522,861	(4,935,787)
Fielmann AG	15,338	(1,183,802)
GEA Group AG	75,522	(3,101,013)
HUGO BOSS AG	4,007	(280,900)
Krones AG	2,619	(303,598)
LANXESS AG	2,177	(165,104)
MAN SE	6,996	(750,282)
ProSiebenSat.1 Media SE	77,044	(3,231,952)
Sartorius AG	18,557	(1,794,382)
Symrise AG	24,859	(1,763,752)
Telefonica Deutschland Holding AG	625,398	(3,127,611)
thyssenkrupp AG	72,164	(2,056,671)
United Internet AG	94,411	(5,195,815)
Volkswagen AG (Preferred)	41,333	(6,313,852)
Zalando SE ~	102,451	(4,684,774)

		(53,395,412)

Italy

Azimut Holding SPA	202,548	(4,074,830)
Banca Generali SPA	49,460	(1,475,898)
Banco BPM SPA	1,683,823	(5,655,128)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
BPER Banca	79,553	($398,458)
Buzzi Unicem SPA	5,490	(136,893)
FinecoBank Banca Fineco SPA	185,758	(1,464,234)
Luxottica Group SPA	11,126	(647,622)
Mediaset SPA	278,503	(1,097,223)
Saipem SPA	466,510	(1,727,575)
Salvatore Ferragamo SPA	119,092	(3,179,699)
Snam SPA	214,966	(938,145)
UniCredit SPA	283,633	(5,312,796)
Yoox Net-A-Porter Group SPA	146,087	(4,047,970)

		(30,156,471)

Luxembourg

Eurofins Scientific SE	6,170	(3,481,143)
SES SA ‘A’ ADR	77,639	(1,818,840)
Tenaris SA	512,006	(7,994,323)

		(13,294,306)

Netherlands

Altice NV ‘A’	550,370	(12,680,182)
Koninklijke KPN NV	574,259	(1,837,951)
Koninklijke Vopak NV	4,600	(213,159)
OCI NV	70,029	(1,541,957)
SBM Offshore NV	236,846	(3,793,951)

		(20,067,200)

Referenced Entity	Shares	Value
Portugal

Banco Comercial Portugues SA	4,672,502	($1,257,352)

Spain

Atresmedia Corp de Medios de Comunicacion SA	84,496	(989,434)
Bankia SA	515,934	(2,495,443)
Cellnex Telecom SAU ~	434,685	(8,983,407)
Distribuidora Internacional de Alimentacion SA	76,186	(475,429)
Enagas SA	22,346	(627,125)
Ferrovial SA	192,347	(4,272,637)
Grifols SA	48,216	(1,344,315)
Industria de Diseno Textil SA	25,628	(984,242)
Zardoya Otis SA	30,667	(317,623)

		(20,489,655)

United States

QIAGEN NV	76,310	(2,539,118)

Total Short Positions		(232,593,052)

Total Long and Short Positions		$37,420,160

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.

	MSC	05/07/18

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Japan

Alfresa Holdings Corp	80,500	$1,556,315
Amada Holdings Co Ltd	252,400	2,927,757
Aozora Bank Ltd	705,000	2,691,607
Asahi Group Holdings Ltd	12,400	466,987
Asahi Kasei Corp	125,000	1,348,539
Astellas Pharma Inc	325,700	3,992,004
Bandai Namco Holdings Inc	221,800	7,578,317
Brother Industries Ltd	44,800	1,037,703
Chubu Electric Power Co Inc	299,100	3,977,626
Citizen Watch Co Ltd	361,400	2,542,940
Cosmos Pharmaceutical Corp	1,900	370,165
CyberAgent Inc	14,900	462,743
Daicel Corp	29,900	373,713
Daiichi Sankyo Co Ltd	63,800	1,505,866
DeNA Co Ltd	60,700	1,364,260
Disco Corp	1,700	272,665
FUJIFILM Holdings Corp	5,400	194,710
Fujitsu Ltd	650,803	4,813,513
GungHo Online Entertainment Inc	95,900	246,964
Hakuhodo DY Holdings Inc	189,200	2,519,708
Haseko Corp	243,400	2,963,975
Hikari Tsushin Inc	1,900	200,176
Hitachi Chemical Co Ltd	179,800	5,390,509
Hitachi High-Technologies Corp	148,600	5,786,917
Hitachi Metals Ltd	23,000	320,905
Idemitsu Kosan Co Ltd	109,500	3,115,130
Inpex Corp	107,900	1,041,824
Isuzu Motors Ltd	26,800	332,785
Ito En Ltd	6,200	226,361
ITOCHU Corp	45,500	677,446

Referenced Entity	Shares	Value
Itochu Techno-Solutions Corp	159,700	$5,600,254
Japan Airlines Co Ltd	60,900	1,886,418
Japan Petroleum Exploration Co Ltd	5,400	112,817
Japan Tobacco Inc	11,400	400,688
JTEKT Corp	11,900	175,113
JXTG Holdings Inc	530,600	2,321,645
Kajima Corp	240,000	2,028,388
Kaken Pharmaceutical Co Ltd	2,700	147,426
Kamigumi Co Ltd	168,000	1,765,986
Kaneka Corp	205,000	1,568,957
Kao Corp	30,200	1,795,641
KDDI Corp	25,700	679,704
Kewpie Corp	47,700	1,252,584
Kobayashi Pharmaceutical Co Ltd	11,700	695,386
Konami Holdings Corp	52,693	2,933,192
Konica Minolta Inc	17,600	146,834
Kuraray Co Ltd	56,700	1,032,452
Kyushu Financial Group Inc	106,100	672,306
Lion Corp	113,800	2,360,424
Marubeni Corp	53,700	347,904
Matsumotokiyoshi Holdings Co Ltd	34,000	1,936,785
Mebuki Financial Group Inc	124,300	464,104
Medipal Holdings Corp	156,700	2,905,541
Miraca Holdings Inc	23,800	1,071,929
Mitsubishi Corp	158,600	3,333,932
Mitsubishi Electric Corp	21,100	305,161
Mitsubishi Gas Chemical Co Inc	173,900	3,693,531
Mitsubishi Tanabe Pharma Corp	176,000	4,071,247
Mitsui Chemicals Inc	558,000	2,971,557
Mixi Inc	82,500	4,591,064
Mizuho Financial Group Inc	1,022,900	1,875,460
MS&AD Insurance Group Holdings Inc	96,700	3,261,563
Nexon Co Ltd	27,800	551,437
NH Foods Ltd	60,000	1,825,205

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
NHK Spring Co Ltd	209,200	$2,208,733
Nippon Express Co Ltd	661,000	4,147,885
Nippon Shinyaku Co Ltd	7,400	473,705
Nippon Shokubai Co Ltd	26,500	1,711,721
Nippon Telegraph & Telephone Corp	61,100	2,884,169
Nitori Holdings Co Ltd	10,800	1,445,722
Nomura Research Institute Ltd	8,000	316,052
Obayashi Corp	135,700	1,598,834
Oracle Corp Japan	35,200	2,289,678
ORIX Corp	205,800	3,202,216
Osaka Gas Co Ltd	284,000	1,162,935
Otsuka Corp	32,400	2,015,410
Pola Orbis Holdings Inc	24,200	640,249
Rakuten Inc	125,300	1,478,655
Resona Holdings Inc	625,500	3,455,144
Sankyo Co Ltd	26,785	909,894
Sega Sammy Holdings Inc	154,200	2,078,957
Seiko Epson Corp	104,200	2,324,951
Sekisui Chemical Co Ltd	137,900	2,474,401
Seven & i Holdings Co Ltd	67,500	2,785,349
Shimamura Co Ltd	25,300	3,101,575
Shin-Etsu Chemical Co Ltd	15,800	1,438,003
Shinsei Bank Ltd	352,000	616,620
Shionogi & Co Ltd	40,700	2,269,346
Sojitz Corp	1,855,200	4,566,908
Sompo Holdings Inc	55,600	2,158,107
Square Enix Holdings Co Ltd	131,200	4,299,674
Start Today Co Ltd	88,000	2,168,731
Subaru Corp	4,200	142,414
Sumitomo Dainippon Pharma Co Ltd	158,100	2,158,046
Sumitomo Electric Industries Ltd	23,800	368,196
Sumitomo Heavy Industries Ltd	406,000	2,694,064
Sumitomo Mitsui Trust Holdings Inc	13,100	470,542
Sumitomo Rubber Industries Ltd	56,600	958,550
Suntory Beverage & Food Ltd	3,800	176,627
Suzuken Co Ltd	60,100	2,000,614
Taisei Corp	289,000	2,643,349
Takeda Pharmaceutical Co Ltd	22,700	1,152,455
Teijin Ltd	40,000	771,883
Temp Holdings Co Ltd	22,900	430,249
The Gunma Bank Ltd	252,100	1,518,076
The Hachijuni Bank Ltd	36,400	231,925
THK Co Ltd	11,600	330,591
Tokyo Broadcasting System Holdings Inc	54,700	970,249
Tokyo Century Corp	4,100	164,326
Tokyo Gas Co Ltd	153,000	796,930
Toppan Printing Co Ltd	243,000	2,672,031
Tosoh Corp	377,000	3,885,443
Toyo Suisan Kaisha Ltd	53,600	2,056,446
Toyoda Gosei Co Ltd	57,300	1,372,991
Toyota Boshoku Corp	171,300	3,226,769
Toyota Tsusho Corp	58,100	1,746,821
Tsuruha Holdings Inc	3,200	340,044
USS Co Ltd	10,700	213,263
West Japan Railway Co	10,700	757,084
Yamaguchi Financial Group Inc	17,000	205,904
Yokogawa Electric Corp	18,300	294,508

		216,056,779

Total Long Positions		216,056,779

Short Positions:

Japan

Aeon Co Ltd	340,400	(5,177,346)
AEON Financial Service Co Ltd	134,900	(2,862,861)
Air Water Inc	7,900	(145,800)
Alps Electric Co Ltd	154,800	(4,496,680)
Asahi Intecc Co Ltd	3,200	(145,613)
Asics Corp	271,400	(5,043,861)

Referenced Entity	Shares	Value
Benesse Holdings Inc	3,900	($147,436)
Calbee Inc	255,900	(10,065,307)
Casio Computer Co Ltd	153,100	(2,359,607)
Chugai Pharmaceutical Co Ltd	82,900	(3,105,924)
Don Quijote Holdings Co Ltd	109,800	(4,171,830)
Eisai Co Ltd	8,500	(470,284)
Electric Power Development Co Ltd	190,800	(4,725,777)
FamilyMart UNY Holdings Co Ltd	30,500	(1,746,608)
Hamamatsu Photonics KK	155,696	(4,798,108)
Hokuriku Electric Power Co	204,400	(1,845,172)
Honda Motor Co Ltd	17,300	(473,986)
IHI Corp	241,000	(823,589)
Isetan Mitsukoshi Holdings Ltd	253,600	(2,551,266)
Izumi Co Ltd	5,000	(284,307)
J Front Retailing Co Ltd	89,100	(1,373,071)
Japan Post Insurance Co Ltd	12,100	(267,628)
JGC Corp	46,600	(759,082)
Kakaku.com Inc	174,000	(2,501,237)
Kansai Paint Co Ltd	91,700	(2,117,004)
Kawasaki Heavy Industries Ltd	411,000	(1,223,391)
Keihan Holdings Co Ltd	238,000	(1,514,538)
Keikyu Corp	323,000	(3,895,486)
Keio Corp	309,000	(2,590,116)
Keisei Electric Railway Co Ltd	31,900	(853,754)
Kikkoman Corp	34,200	(1,093,995)
Kintetsu Group Holdings Co Ltd	1,088,000	(4,197,586)
Kobe Steel Ltd	508,100	(5,239,138)
Kyushu Electric Power Co Inc	331,100	(4,024,097)
LIXIL Group Corp	32,600	(817,122)
Marui Group Co Ltd	356,847	(5,272,717)
MINEBEA MITSUMI Inc	55,600	(899,160)
MISUMI Group Inc	54,900	(1,258,288)
Mitsubishi Heavy Industries Ltd	275,000	(1,132,218)
Mitsubishi Logistics Corp	270,000	(3,602,715)
Mitsubishi Motors Corp	283,400	(1,874,168)
MonotaRO Co Ltd	116,300	(3,758,506)
Murata Manufacturing Co Ltd	9,900	(1,511,393)
Nagoya Railroad Co Ltd	277,000	(1,292,511)
Nankai Electric Railway Co Ltd	330,000	(1,708,921)
NGK Spark Plug Co Ltd	335,500	(7,186,578)
Nidec Corp	12,500	(1,284,249)
Nippon Paint Holdings Co Ltd	75,800	(2,883,792)
Nippon Yusen KK	1,013,000	(1,893,790)
Nissan Motor Co Ltd	48,000	(479,276)
Obic Co Ltd	2,500	(153,940)
Odakyu Electric Railway Co Ltd	281,000	(5,679,225)
Ono Pharmaceutical Co Ltd	80,500	(1,755,816)
Orient Corp	624,900	(1,091,572)
Oriental Land Co Ltd	39,400	(2,670,336)
Pigeon Corp	124,400	(4,522,601)
Ricoh Co Ltd	557,800	(4,941,340)
Rinnai Corp	9,100	(850,179)
Santen Pharmaceutical Co Ltd	119,500	(1,623,183)
Seibu Holdings Inc	123,900	(2,295,681)
Seven Bank Ltd	1,422,300	(5,099,591)
Shikoku Electric Power Co Inc	337,800	(3,987,453)
Shimano Inc	46,700	(7,414,953)
Sohgo Security Services Co Ltd	21,500	(970,511)
Sony Corp	81,400	(3,104,901)
Sony Financial Holdings Inc	392,700	(6,715,947)
Sosei Group Corp	12,800	(1,408,022)
Sumco Corp	21,800	(316,862)
Sysmex Corp	25,300	(1,514,298)
T&D Holdings Inc	104,100	(1,591,911)
Takashimaya Co Ltd	26,000	(248,042)
The Bank of Kyoto Ltd	440,000	(4,169,465)
The Chugoku Electric Power Co Inc	525,900	(5,806,663)
The Iyo Bank Ltd	58,900	(489,261)
The Kansai Electric Power Co Inc	40,500	(558,471)
The Yokohama Rubber Co Ltd	49,300	(993,847)
Tobu Railway Co Ltd	185,000	(1,010,742)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Referenced Entity	Shares	Value
Tokyu Corp	49,000	($374,438)
Toyota Industries Corp	78,300	(4,141,309)
Unicharm Corp	50,000	(1,258,798)
Yahoo Japan Corp	155,700	(676,863)
Yakult Honsha Co Ltd	124,700	(8,499,932)
Yamaha Motor Co Ltd	42,200	(1,095,063)
Yaskawa Electric Corp	223,700	(4,763,033)

		(215,741,138)

Total Short Positions		(215,741,138)

Total Long and Short Positions		$315,641

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.

	MSC	05/01/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Denmark

GN Store Nord AS	33,457	$976,911
H Lundbeck AS	81,868	4,595,839
ISS AS	46,678	1,833,565
TDC AS	819,969	4,768,440
Vestas Wind Systems AS	93,518	8,638,001

		20,812,756

Total Long Positions		20,812,756

Referenced Entity	Shares	Value
Short Positions:

Denmark

Chr Hansen Holding AS	35,317	($2,568,492)
Coloplast AS ‘B’	14,831	(1,239,654)
DONG Energy AS ~	3,208	(144,796)
DSV AS	18,731	(1,150,535)
Nets AS ~	39,724	(790,166)
Novozymes AS ‘B’	169,632	(7,421,247)
Pandora AS	20,707	(1,932,473)
Tryg AS	47,117	(1,030,403)

		(16,277,766)

Total Short Positions		(16,277,766)

Total Long and Short Positions		$4,534,990

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Norway

Leroy Seafood Group ASA	285,930	$1,552,805
Marine Harvest ASA	83,649	1,431,167
Salmar ASA	48,366	1,198,858
Yara International ASA	3,861	145,182

		4,328,012

Total Long Positions		4,328,012

Referenced Entity	Shares	Value
Short Positions:

Norway

Gjensidige Forsikring ASA	14,818	($252,942)
Schibsted ASA ‘A’	165,332	(3,993,240)
Statoil ASA	27,410	(454,516)

		(4,700,698)

Total Short Positions		(4,700,698)

Total Long and Short Positions		($372,686)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Description	Counter- party	Expiration Date (1)

The Fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.

	MSC	05/02/19

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017:

Referenced Entity	Shares	Value
Long Positions:

Malta

Kindred Group PLC SDR	32,373	$366,203

Sweden

BillerudKorsnas AB	134,003	2,117,798
Boliden AB	149,793	4,094,580
Electrolux AB ‘B’	45,942	1,506,495
Holmen AB ‘B’	12,925	560,978
Husqvarna AB ‘B’	94,474	939,090
NCC AB ‘B’	151,217	4,259,424
Saab AB ‘B’	54,569	2,696,926
Skanska AB ‘B’	58,563	1,390,633
Swedish Match AB	88,400	3,114,402

		20,680,326

Total Long Positions		21,046,529

Short Positions:

Luxembourg

Millicom International Cellular SA SDR	26,634	(1,575,348)

Referenced Entity	Shares	Value
Sweden

Assa Abloy AB ‘B’	155,446	($3,426,257)
Elekta AB ‘B’	65,427	(619,184)
Getinge AB ‘B’	9,198	(180,155)
Hennes & Mauritz AB ‘B’	280,805	(7,001,037)
Hexagon AB ‘B’	70,956	(3,371,094)
Hexpol AB	56,637	(618,356)
Modern Times Group MTG AB ‘B’	4,370	(150,419)
Svenska Handelsbanken AB ‘A’	161,436	(2,312,106)
Telefonaktiebolaget LM Ericsson ‘B’	272,146	(1,956,765)

		(19,635,373)

Total Short Positions		(21,210,721)

Total Long and Short Positions		($164,192)

Total Basket Swaps		$139,196,997

(1)	The expiration date(s) of the underlying investments in each basket swap are equal to or fall within the range disclosed.
(2)	Notional amount is representative of the cost basis of the long and short positions.
(3)	Unrealized Appreciation (Depreciation) includes Net Dividends and Financing Fees.
(4)	Net Dividends and Financing Fees includes the gains (losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay Total Return	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on SGX Singapore Index	Negative return on SGX Singapore Index	MSC	07/31/17	2	$95	$-	$95
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	09/15/17	215	113,448	-	113,448
Positive return on MSCI Canada Index	Negative return on MSCI Canada Index	JPM	09/20/17	615	(15,181)	-	(15,181)
Positive return on MSCI France Index	Negative return on MSCI France Index	JPM	09/20/17	524	(4,742)	-	(4,742)
Positive return on MSCI Hong Kong Index	Negative return on MSCI Hong Kong Index	JPM	09/20/17	99	(7,983)	-	(7,983)
Positive return on MSCI Italy Index	Negative return on MSCI Italy Index	JPM	09/20/17	1,092	(2,370)	-	(2,370)
Positive return on MSCI Spain Index	Negative return on MSCI Spain Index	JPM	09/20/17	544	(4,818)	-	(4,818)
Positive return on SGX Singapore Index	Negative return on SGX Singapore Index	JPM	09/20/17	89	(1,234)	-	(1,234)
Positive return on Swiss Market Index	Negative return on Swiss Market Index	JPM	09/20/17	206	(8,808)	-	(8,808)

					$68,407	$-	$68,407

Total Swap Agreements							$15,670,462

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY LONG/SHORT PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(f)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$912,220,235	$242,278,384	$669,941,851	$-
	Derivatives:
	Equity Contracts
	Futures	173,364	173,364	-	-
	Swaps	23,091,580	-	23,091,580	-

	Total Equity Contracts	23,264,944	173,364	23,091,580	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,937,115	-	2,937,115	-

	Total Asset - Derivatives	26,202,059	173,364	26,028,695	-

	Total Assets	938,422,294	242,451,748	695,970,546	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(4,975,515)	(4,975,515)	-	-
	Swaps	(7,421,118)	-	(7,421,118)	-

	Total Equity Contracts	(12,396,633)	(4,975,515)	(7,421,118)	-

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(856,121)	-	(856,121)	-

	Total Liabilities - Derivatives	(13,252,754)	(4,975,515)	(8,277,239)	-

	Total Liabilities	(13,252,754)	(4,975,515)	(8,277,239)	-

	Total	$925,169,540	$237,476,233	$687,693,307	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Vietnam - 0.0%

Hoa Phat Group JSC Exp 07/17/17 *	248,950	$26,285

Total Rights (Cost $0)		26,285

COMMON STOCKS - 7.3%

Cyprus - 0.3%

Bank of Cyprus Holdings PLC *	980,305	3,630,578

Iceland - 3.0%

Eik fasteignafelag HF *	14,409,530	1,605,538
Eimskipafelag Islands HF	1,493,300	4,632,433
Hagar HF *	10,010,298	4,294,409
Marel HF	1,455,400	4,772,038
N1 HF	1,656,900	1,935,612
Reginn HF *	7,804,700	2,110,828
Reitir fasteignafelag HF	4,614,103	4,448,092
Siminn HF	91,567,200	3,739,455
Sjova-Almennar Tryggingar HF	8,478,604	1,523,177
Vatryggingafelag Islands HF	28,304,826	2,896,754

		31,958,336

Japan - 1.0%

Mitsubishi UFJ Financial Group Inc	575,400	3,881,098
Mizuho Financial Group Inc	1,187,600	2,177,433
Resona Holdings Inc	160,300	885,467
Sumitomo Mitsui Financial Group Inc	71,000	2,772,156
Sumitomo Mitsui Trust Holdings Inc	36,900	1,325,421

		11,041,575

Singapore - 0.6%

Yoma Strategic Holdings Ltd	14,753,033	6,269,249

South Korea - 1.6%

Amorepacific Corp	900	239,028
AMOREPACIFIC Group	2,042	232,045
Coway Co Ltd	1,846	167,768
Hana Financial Group Inc	9,060	357,802
Hankook Tire Co Ltd	3,103	172,485
Hyundai Heavy Industries Co Ltd *	1,545	238,872
Hyundai Mobis Co Ltd	2,164	473,076
Hyundai Motor Co	5,999	836,411
Hyundai Steel Co	2,913	158,224
Industrial Bank of Korea	13,932	173,392
Kangwon Land Inc	6,890	209,955
KB Financial Group Inc	13,633	688,333
Kia Motors Corp	7,030	234,771
Korea Electric Power Corp	9,230	329,139
Korea Zinc Co Ltd	604	240,685
KT&G Corp	5,277	539,793
LG Chem Ltd	1,410	358,807
LG Corp	3,677	248,594
LG Display Co Ltd	8,399	271,641
LG Electronics Inc	3,660	256,769
LG Household & Health Care Ltd	311	270,229
Lotte Chemical Corp	730	219,713
Lotte Shopping Co Ltd	780	206,991
NAVER Corp	1,971	1,444,804
POSCO	1,790	448,381
S-Oil Corp	2,600	215,416
Samsung Biologics Co Ltd * ~	1,410	359,676
Samsung C&T Corp	3,320	429,569
Samsung Electronics Co Ltd	1,220	2,541,041

	Shares	Value
Samsung Fire & Marine Insurance Co Ltd	980	$241,226
Samsung Life Insurance Co Ltd	3,920	400,750
Samsung SDI Co Ltd	1,823	273,675
Samsung SDS Co Ltd	1,925	310,490
Shinhan Financial Group Co Ltd	10,802	466,054
SK Holdings Co Ltd	1,060	257,654
SK Hynix Inc	18,235	1,073,671
SK Innovation Co Ltd	1,561	216,193
SK Telecom Co Ltd	1,700	395,228
Woori Bank	19,491	313,978

		16,512,329

Vietnam - 0.8%

Bank for Foreign Trade of Vietnam JSC	290,200	491,518
Bank for Investment & Development of Vietnam JSC	161,500	144,939
Bao Viet Holdings	54,300	137,357
Binh Minh Plastics JSC	87,660	381,997
Coteccons Construction JSC	45,700	435,214
Danang Rubber JSC	23,400	32,993
Domesco Medical Import Export JSC	112,900	645,682
HA TIEN 1 Cement JSC *	75,100	74,667
Hoa Phat Group JSC	248,950	350,475
Hoa Sen Group	48,650	69,315
KIDO Group Corp	128,100	262,190
Kinh Bac City Development Share Holding Corp *	176,800	131,058
Masan Group Corp	327,800	605,675
PetroVietnam Drilling & Well Services JSC *	90,600	55,162
Petrovietnam Fertilizer & Chemicals JSC	133,000	137,499
PetroVietnam Gas JSC	56,700	145,359
PetroVietnam Nhon Trach 2 Power JSC	303,200	380,858
PetroVietnam Technical Services Corp	217,400	160,616
Pha Lai Thermal Power JSC	75,300	67,909
Saigon - Hanoi Commercial Joint Stock Bank *	302,900	101,273
Saigon Securities Inc	229,500	279,212
Saigon Thuong Tin Commercial JSB *	509,900	309,561
Tan Tao Investment & Industry JSC *	370,100	63,499
Viet Capital Securities	117,300	247,697
Viet Nam Construction & Import-Export JSC	106,100	99,887
Vietnam Dairy Products JSC	156,300	1,083,669
Vietnam Joint Stock Commercial Bank for Industry & Trade	43,500	38,752
Vingroup JSC *	722,400	1,357,023

		8,291,056

Total Common Stocks (Cost $73,891,482)		77,703,123

	Principal Amount

CORPORATE BONDS & NOTES - 2.4%

Argentina - 0.9%

Banco Hipotecario SA 21.354% due 01/12/20 § ~	ARS 73,560,000	4,453,599
YPF SA 23.083% due 07/07/20 § ~	$4,683,000	4,863,748

		9,317,347

Azerbaijan - 0.1%

International Bank of Azerbaijan OJSC 1.000% due 05/10/18 Y ~ +	3,000,000	1,308,930

Ecuador - 0.8%

EP PetroEcuador 6.925% due 09/24/19 § ~	5,247,947	5,261,067
Petroamazonas EP 4.625% due 02/16/20 ~	3,630,000	3,412,200

		8,673,267

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Georgia - 0.6%

Bank of Georgia JSC 11.000% due 06/01/18	GEL 6,870,000	$2,885,600
11.000% due 06/01/20 ~	3,755,000	1,580,903
Georgian Oil & Gas Corp JSC 6.750% due 04/26/21 ~	$1,341,000	1,408,050

		5,874,553

Total Corporate Bonds & Notes (Cost $27,534,193)		25,174,097

SENIOR LOAN NOTES - 3.7%

Barbados - 1.0%

Barbados Government 11.440% due 12/20/19 § +	11,200,000	11,084,696

Ethiopia - 0.6%

Ethiopian Railways Corp 5.100% due 08/02/21 § +	6,700,000	6,596,827

Kenya - 0.1%

Republic of Kenya Term A 6.415% due 04/18/19 §	1,138,000	1,138,000

Tanzania - 2.0%

United Republic of Tanzania 7.146% due 06/23/22 § +	21,000,000	20,752,599

Total Senior Loan Notes (Cost $39,531,547)		39,572,122

MORTGAGE-BACKED SECURITIES - 0.1%

United States - 0.1%

Fannie Mae (IO) 5.034% due 03/25/33 §	3,945,973	605,655
Freddie Mac (IO) 5.091% due 02/15/33 §	3,534,328	541,675

		1,147,330

Total Mortgage-Backed Securities (Cost $1,350,808)		1,147,330

FOREIGN GOVERNMENT BONDS & NOTES - 68.2%

Albania - 2.4%

Albania Government 5.750% due 11/12/20 ~	EUR 20,282,000	25,756,094

Barbados - 1.2%

Barbados Government 6.625% due 12/05/35 ~	$15,119,000	11,944,010
7.000% due 08/04/22 ~	979,000	851,730

		12,795,740

Belarus - 4.1%

Republic of Belarus 6.875% due 02/28/23 ~	19,710,000	20,175,649
7.625% due 06/29/27 ~	22,530,000	23,053,732

		43,229,381

	Principal Amount	Value
Cyprus - 6.1%

Cyprus Government 3.750% due 07/26/23 ~	EUR 16,721,000	$20,835,792
3.875% due 05/06/22 ~	10,179,000	12,806,672
4.250% due 11/04/25 ~	24,097,000	31,198,270

		64,840,734

Dominican Republic - 3.6%

Dominican Republic 10.375% due 03/04/22 ~	DOP 279,100,000	5,951,739
10.400% due 05/10/19 ~	604,000,000	12,904,934
14.000% due 06/08/18 ~	429,300,000	9,423,545
15.000% due 04/05/19 ~	166,500,000	3,828,393
15.950% due 06/04/21 ~	73,200,000	1,839,381
16.000% due 07/10/20 ~	120,200,000	2,938,757
16.950% due 02/04/22 ~	35,800,000	926,186

		37,812,935

Ecuador - 0.8%

Ecuador Government 10.500% due 03/24/20 ~	$7,991,000	8,430,505

El Salvador - 4.3%

El Salvador Government 5.875% due 01/30/25 ~	1,570,000	1,416,925
6.375% due 01/18/27 ~	6,727,000	6,104,752
7.375% due 12/01/19 ~	4,656,000	4,731,660
7.650% due 06/15/35 ~	2,819,000	2,653,384
7.750% due 01/24/23 ~	16,448,000	16,757,222
8.250% due 04/10/32 ~	1,885,000	1,877,649
8.625% due 02/28/29 ~	11,306,000	11,786,505

		45,328,097

Georgia - 0.3%

Georgia Treasury 6.750% due 10/06/18	GEL 140,000	57,636
8.000% due 06/09/18	2,753,000	1,149,755
10.500% due 02/05/25	414,000	186,791
10.750% due 07/09/17	415,000	172,733
11.750% due 04/28/21	105,000	48,836
13.375% due 03/10/18	3,820,000	1,650,354

		3,266,105

Honduras - 0.1%

Honduras Government 8.750% due 12/16/20 ~	$459,000	523,086

Iceland - 3.3%

Iceland Rikisbref 5.000% due 11/15/28	ISK 825,440,000	8,362,579
6.500% due 01/24/31	2,261,000,000	26,348,812

		34,711,391

Indonesia - 2.9%

Indonesia Treasury 7.500% due 08/15/32	IDR 90,552,000,000	6,892,891
8.250% due 05/15/36	211,233,000,000	17,026,228
8.375% due 03/15/34	40,970,000,000	3,315,411
8.750% due 05/15/31	38,119,000,000	3,230,569

		30,465,099

Lebanon - 1.0%

Lebanon Government 5.150% due 06/12/18 ~	$1,466,000	1,476,722
5.150% due 11/12/18 ~	8,226,000	8,283,130
5.450% due 11/28/19 ~	658,000	662,370

		10,422,222

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Macedonia - 5.3%

Macedonia Government 3.975% due 07/24/21 ~	EUR 30,879,000	$36,898,546
4.875% due 12/01/20 ~	15,709,000	19,316,425

		56,214,971

New Zealand - 6.8%

New Zealand Government 2.000% due 09/20/25 ^ ~	NZD 4,601,190	3,446,503
2.500% due 09/20/35 ^ ~	65,691,616	52,043,349
3.000% due 09/20/30 ^ ~	20,404,274	16,907,406

		72,397,258

Peru - 3.2%

Peru Government 6.350% due 08/12/28	PEN 18,035,000	5,914,608
8.200% due 08/12/26	75,321,000	27,824,619

		33,739,227

Russia - 0.1%

Russian Federal 8.500% due 09/17/31	RUB 72,551,000	1,307,394

Rwanda - 0.7%

Rwanda Government 6.625% due 05/02/23 ~	$7,515,000	7,759,237

Serbia - 8.7%

Serbia Treasury 5.750% due 07/21/23	RSD 3,712,630,000	35,994,973
6.000% due 02/22/19	458,030,000	4,477,063
10.000% due 03/02/18	902,750,000	8,941,472
10.000% due 03/20/21	716,450,000	7,889,656
10.000% due 06/05/21	790,410,000	8,774,331
10.000% due 02/05/22	2,349,960,000	26,535,466

		92,612,961

Sri Lanka - 8.1%

Sri Lanka Government 8.000% due 11/15/18	LKR 1,769,960,000	11,174,772
8.000% due 11/01/19	45,000,000	275,744
8.500% due 05/01/19	130,000,000	815,103
8.750% due 10/15/18	817,000,000	5,207,921
9.000% due 05/01/21	276,000,000	1,674,100
9.250% due 05/01/20	735,100,000	4,577,355
9.450% due 10/15/21	535,000,000	3,271,787
10.000% due 10/01/22	821,250,000	5,048,239
10.250% due 03/15/25	1,499,520,000	9,119,982
10.600% due 07/01/19	142,040,000	923,276
10.600% due 09/15/19	699,000,000	4,530,462
10.750% due 03/01/21	1,097,000,000	7,036,702
11.000% due 08/01/21	441,980,000	2,852,576
11.000% due 08/01/24	86,000,000	548,192
11.000% due 08/01/25	38,000,000	239,986
11.000% due 06/01/26	716,510,000	4,505,923
11.000% due 05/15/30	219,000,000	1,351,792
11.200% due 07/01/22	127,200,000	820,934
11.200% due 09/01/23	11,000,000	70,790
11.400% due 01/01/24	132,000,000	859,636
11.500% due 12/15/21	2,209,000,000	14,467,520
11.500% due 08/01/26	336,000,000	2,186,727
11.500% due 09/01/28	710,480,000	4,567,086

		86,126,605

Suriname - 1.3%

Republic of Suriname 9.250% due 10/26/26 ~	$13,389,000	13,790,670

	Principal Amount	Value

Tanzania - 0.6%

Tanzania Government 7.421% due 03/09/20 § ~	$5,931,333	$6,226,120

Thailand - 3.3%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 1,255,305,702	34,788,268

Total Foreign Government Bonds & Notes (Cost $698,620,029)		722,544,100

PURCHASED OPTIONS - 0.3%
(See Note (j) in Notes to Schedule of Investments) (Cost $7,386,901)		3,330,062

SHORT-TERM INVESTMENTS - 12.2%

Foreign Government Issues - 4.6%

Egypt Treasury Bills (Egypt) 18.149% due 08/08/17	EGP 14,100,000	766,448
18.150% due 07/18/17	29,950,000	1,642,515
19.221% due 08/08/17	10,275,000	558,529
19.240% due 10/03/17	12,600,000	665,288
19.301% due 10/10/17	12,600,000	662,812
19.371% due 07/11/17	9,250,000	509,023
19.399% due 11/14/17	61,500,000	3,176,030
19.409% due 10/17/17	12,875,000	674,767
19.689% due 11/21/17	40,650,000	2,091,626
20.151% due 10/24/17	40,625,000	2,121,246
20.330% due 12/12/17	40,625,000	2,062,129
20.439% due 12/19/17	29,850,000	1,509,735
20.449% due 12/05/17	40,625,000	2,069,617
20.600% due 11/28/17	40,625,000	2,082,753
Georgia Treasury Bills (Georgia) 6.612% due 07/13/17	GEL 2,400,000	996,389
7.636% due 02/01/18	110,000	43,867
Kazakhstan Government (Kazakhstan) 8.900% due 11/24/17	KZT 2,750,590,000	8,221,963
9.500% due 01/05/18	5,519,430,000	16,337,722
Republic of El Salvador (El Salvador) 6.146% due 08/09/17	$2,170,000	2,156,915

		48,349,374

Repurchase Agreement - 5.3%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $55,819,991; collateralized by U.S. Treasury Notes: 1.250% due 07/31/23 and value $56,936,691)	55,819,433	55,819,433

U.S. Treasury Bills - 2.3%

0.866% due 08/10/17 ‡	3,250,000	3,247,049
0.889% due 08/17/17 ‡	11,000,000	10,987,746
0.947% due 09/28/17 ‡	10,000,000	9,975,710

		24,210,505

Total Short-Term Investments (Cost $129,234,518)		128,379,312

TOTAL INVESTMENTS - 94.2% (Cost $977,549,478)		997,876,431

OTHER ASSETS & LIABILITIES, NET - 5.8%		61,831,530

NET ASSETS - 100.0%		$1,059,707,961

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Foreign Government Bonds & Notes	68.2%
Short-Term Investments	12.2%
Equity Securities	7.3%
Senior Loan Notes	3.7%
Others (each less than 3.0%)	2.8%

94.2%
Other Assets & Liabilities, Net	5.8%

100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Serbia	8.7%
Sri Lanka	8.1%
United States (Includes Short-Term Investments)	7.7%
New Zealand	6.8%
Cyprus	6.4%
Iceland	6.3%
Macedonia	5.3%
El Salvador	4.3%
Belarus	4.1%
Dominican Republic	3.6%
Thailand	3.3%
Peru	3.2%
Others (each less than 3.0%)	26.1%

93.9%
Purchased Options	0.3%
Other Assets & Liabilities, Net	5.8%

100.0%

(c)	An investment with a value of $1,308,930 or 0.1% of the Fund’s net assets was in default as of June 30, 2017.

(d)	Investments with a total aggregate value of $40,057,409 or 3.8% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(e)	As of June 30, 2017, investments with a total aggregate value of $16,303,313 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward bonds contracts, forward volatility agreements, forward foreign currency contracts, option contracts, and swap agreements.

(f)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Brent Crude (11/17)	339	$829,898

Short Futures Outstanding
Brent Crude (10/17)	9	(16,898)
SGX MSCI Index (07/17)	411	(37,649)
U.S. 5-Year Interest Rate Swap (09/17)	309	171,081
U.S. 10-Year Interest Rate Swap (09/17)	666	674,588
WTI Crude (09/17)	107	824,028

		1,615,150

Total Futures Contracts		$2,445,048

(g)	Forward Bonds Outstanding as of June 30, 2017 were as follows:

Description	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Republic of Colombia due 08/03/17 +	COP 23,727,700,000	08/03/17	DUB	$43,142
Republic of Colombia due 08/08/17 +	12,561,500,000	08/08/17	DUB	11,434
Republic of Colombia due 08/14/17 +	49,449,400,000	08/14/17	DUB	128,695
Republic of Colombia due 08/30/17 +	154,300,000,000	08/30/17	DUB	131,086

				$314,357

(h)	Forward Volatility Agreements outstanding as of June 30, 2017 were as follows:

Description	Notional Amount	Expiration Date	Counterparty	Unrealized Appreciation (Depreciation)
Call & Put - EUR/USD 9-Month vs. 1-Year Forward Volatility Agreement	EUR 18,422,000	03/22/19	DUB	($53,233)
Call & Put - CAD/USD 9-Month vs. 1-Year Forward Volatility Agreement	$9,581,342	03/26/19	BNP	(13,826)
Call & Put - CAD/USD 9-Month vs. 1-Year Forward Volatility Agreement	18,425,658	03/28/19	DUB	(51,002)
Call & Put - CHF/USD 1-Year vs. 1-Year Forward Volatility Agreement	18,426,000	06/14/19	DUB	(15,533)
Call & Put - CHF/USD 1-Year vs. 1-Year Forward Volatility Agreement	9,581,000	06/19/19	BNP	9,178
Call & Put - EUR/USD 1-Year vs. 1-Year Forward Volatility Agreement	EUR 9,211,000	06/20/19	BNP	(10,825)

				($135,241)

(i)	Forward foreign currency contracts outstanding as of June 30, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AED	50,728,000	USD	13,739,978	02/18	BNP	$53,217
ARS	247,731,700	USD	15,374,286	07/17	BNP	(580,624)
ARS	75,125,970	USD	4,650,323	07/17	CIT	(180,845)
ARS	45,084,000	USD	2,761,654	08/17	CIT	(106,951)
ARS	97,980,000	USD	5,988,998	08/17	SCB	(219,593)
AUD	12,214,000	NZD	12,829,708	09/17	GSC	(10,270)
AUD	68,643,685	USD	51,247,829	08/17	GSC	1,486,524
CNH	41,365,000	USD	5,921,975	08/17	BNP	157,273
CNH	39,565,964	USD	5,707,974	08/17	JPM	106,877

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CNH	129,315,156	USD	18,685,880	09/17	DUB	$279,636
CNH	60,345,000	USD	8,769,673	09/17	SCB	80,597
CNH	31,812,328	USD	4,562,019	10/17	BNP	98,343
CNH	41,675,000	USD	5,972,770	10/17	JPM	132,429
CNH	1,000,000	USD	143,328	10/17	SCB	3,167
COP	14,275,430,000	USD	4,877,154	07/17	BNP	(205,710)
COP	37,696,148,000	USD	13,005,966	07/17	SCB	(642,124)
COP	27,671,137,000	USD	9,554,126	07/17	UBS	(475,490)
COP	27,542,447,377	USD	9,241,294	08/17	BNP	(241,212)
COP	42,088,207,623	USD	14,145,441	08/17	SCB	(396,564)
COP	25,000,000,000	USD	8,529,512	08/17	UBS	(374,746)
COP	27,671,137,000	USD	9,031,345	08/17	UBS	5,648
COP	29,572,530,000	USD	9,625,221	09/17	SCB	112
CZK	101,400,000	EUR	3,837,740	07/17	JPM	51,800
CZK	196,766,000	EUR	7,465,276	08/17	GSC	81,031
CZK	330,009,500	EUR	12,472,109	08/17	JPM	193,572
CZK	1,676,531,500	EUR	62,682,321	09/17	JPM	1,781,554
DOP	104,151,000	USD	2,160,361	07/17	CIT	24,083
EGP	25,904,000	USD	1,470,148	08/17	CIT	(60,360)
EUR	6,435,881	HUF	1,988,494,000	08/17	BNP	1,019
EUR	7,565,389	HUF	2,346,835,000	08/17	DUB	(33,720)
EUR	4,822,100	HUF	1,484,628,000	08/17	GSC	20,508
EUR	19,973,001	HUF	6,160,586,000	08/17	JPM	37,984
IDR	26,557,935,000	USD	1,907,213	07/17	BOA	82,576
IDR	45,347,065,000	USD	3,257,691	07/17	SCB	139,827
INR	505,025,000	USD	7,757,680	08/17	BNP	10,225
INR	740,455,000	USD	11,381,113	08/17	CIT	7,994
INR	285,817,000	USD	4,402,603	08/17	DUB	(6,386)
INR	509,700,000	USD	7,869,992	08/17	JPM	(30,179)
INR	793,850,000	USD	12,241,658	08/17	SCB	(31,269)
INR	372,070,000	USD	5,739,164	08/17	UBS	(16,270)
JPY	1,566,221,000	USD	14,168,432	08/17	GSC	(218,336)
KES	208,990,000	USD	1,920,864	07/17	CIT	94,469
KES	209,153,000	USD	1,908,330	08/17	CIT	99,874
KRW	16,350,460,000	USD	14,487,241	07/17	BNP	(205,038)
KRW	9,722,940,000	USD	8,594,104	07/17	BOA	(100,970)
KRW	5,504,200,000	USD	4,922,595	08/17	GSC	(112,435)
KZT	6,277,778,000	USD	18,932,256	08/17	GSC	373,448
KZT	3,096,552,000	USD	9,462,344	11/17	DUB	(71,286)
KZT	6,719,348,000	USD	20,661,240	11/17	GSC	(330,190)
KZT	1,886,234,000	USD	5,547,747	11/17	GSC	161,534
KZT	869,000,000	USD	2,670,559	12/17	CIT	(53,001)
KZT	531,924,064	USD	1,602,181	12/17	SCB	(4,369)
MAD	7,413,000	USD	730,345	06/18	BNP	11,425
MAD	10,815,000	USD	1,058,012	06/18	SCB	23,526
PLN	27,021,000	EUR	6,398,835	08/17	BNP	(37,578)
PLN	31,905,000	EUR	7,517,229	08/17	DUB	818
PLN	20,157,000	EUR	4,792,781	08/17	GSC	(51,811)
PLN	84,750,000	EUR	20,195,581	08/17	JPM	(239,197)
RSD	85,300,000	EUR	701,480	10/17	DUB	(2,265)
RSD	481,768,000	EUR	3,878,234	01/18	DUB	26,998
RSD	110,516,000	EUR	890,110	04/18	DUB	1,162
RUB	1,608,677,101	USD	28,092,294	07/17	GSC	(938,314)
RUB	493,223,000	USD	8,331,470	07/17	GSC	31,786
RUB	67,150,000	USD	1,158,608	07/17	SCB	(19,990)
RUB	1,900,832,000	USD	31,862,499	07/17	SCB	368,650
RUB	44,430,000	USD	735,718	08/17	BNP	10,148
RUB	353,412,519	USD	5,890,700	08/17	DUB	63,096
RUB	268,512,500	USD	4,488,937	08/17	GSC	18,702
RUB	422,826,787	USD	7,083,025	08/17	SCB	15,157
SEK	93,269,000	EUR	9,753,084	07/17	GSC	(67,910)
SEK	58,443,000	EUR	6,070,707	08/17	CIT	4,342
SEK	54,000,000	EUR	5,546,623	08/17	JPM	76,089
SEK	75,950,000	EUR	7,862,604	08/17	UBS	36,296
SEK	90,082,000	EUR	9,219,912	09/17	UBS	165,697
SGD	125,222	USD	90,295	09/17	GSC	776
SGD	29,332,778	USD	21,137,797	09/17	SCB	195,237
THB	50,134,000	USD	1,435,579	08/17	SCB	40,252
THB	137,920,000	USD	4,018,063	09/17	BNP	42,062
THB	136,010,000	USD	3,954,354	09/17	GSC	49,544

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
THB	316,115,000	USD	9,200,369	09/17	SCB	$105,506
THB	149,152,000	USD	4,182,614	11/17	DUB	208,343
TRY	29,902,000	USD	8,265,845	07/17	DUB	228,011
TRY	37,467,000	USD	10,265,103	08/17	BNP	276,231
TRY	24,000,000	USD	6,559,677	08/17	BOA	173,798
TRY	30,695,000	USD	8,396,477	08/17	CIT	239,556
TRY	32,089,044	USD	8,678,226	08/17	GSC	342,416
TRY	29,902,000	USD	8,341,563	09/17	DUB	5,682
UGX	5,102,555,000	USD	1,332,924	07/17	CIT	83,691
UGX	7,394,805,000	USD	1,961,487	09/17	CIT	47,228
UGX	5,566,957,000	USD	1,474,300	09/17	JPM	28,344
UGX	11,273,243,000	USD	2,983,922	10/17	CIT	47,422
UGX	4,048,500,000	USD	1,091,828	11/17	CIT	(15,623)
UGX	3,677,640,000	USD	982,538	12/17	CIT	(13,054)
USD	66,662,955	AED	250,929,000	02/18	BNP	(1,566,318)
USD	3,787,162	AED	14,000,000	05/19	SCB	(7,602)
USD	3,896,323	AUD	5,257,685	08/17	DUB	(142,805)
USD	24,633,473	AUD	33,089,728	08/17	GSC	(787,152)
USD	8,398,037	CLP	5,646,000,000	08/17	SCB	(99,554)
USD	969,281	CLP	650,000,000	08/17	UBS	(9,010)
USD	6,139,062	CNH	41,365,000	08/17	BNP	59,813
USD	5,871,628	CNH	39,565,964	08/17	JPM	56,776
USD	18,886,948	CNH	129,315,156	09/17	DUB	(78,569)
USD	8,812,705	CNH	60,345,000	09/17	SCB	(37,565)
USD	4,563,655	CNH	31,812,328	10/17	BNP	(96,706)
USD	5,973,626	CNH	41,675,000	10/17	JPM	(131,573)
USD	143,400	CNH	1,000,000	10/17	SCB	(3,095)
USD	9,695,911	COP	29,572,530,000	07/17	SCB	(6,553)
USD	9,066,559	COP	27,671,137,000	07/17	UBS	(12,077)
USD	25,313,257	EUR	22,467,321	07/17	DUB	(375,376)
USD	54,724,828	EUR	48,732,275	07/17	GSC	(1,000,264)
USD	434,032	EUR	379,079	07/17	GSC	557
USD	32,964,353	EUR	30,115,216	07/17	SCB	(1,447,595)
USD	27,830,768	EUR	24,740,000	08/17	GSC	(489,795)
USD	62,934,694	EUR	56,254,475	08/17	JPM	(1,481,262)
USD	87,878,334	EUR	78,012,807	08/17	SCB	(1,372,031)
USD	39,174,616	EUR	35,000,324	09/17	JPM	(943,528)
USD	1,248,444	EUR	1,087,717	09/17	JPM	1,523
USD	56,884,583	EUR	50,831,106	09/17	SCB	(1,366,918)
USD	876,037	EUR	763,032	06/18	BNP	(11,923)
USD	75,199	EUR	65,520	06/18	DUB	(1,049)
USD	648,428	EUR	566,085	06/18	SCB	(10,490)
USD	3,097,407	IDR	42,326,066,030	07/17	BNP	(73,770)
USD	2,173,004	IDR	29,578,933,970	07/17	SCB	(43,125)
USD	17,607,734	JPY	1,926,110,000	08/17	GSC	452,160
USD	7,610,257	JPY	843,285,000	09/17	SCB	85,201
USD	1,191,675	KES	123,755,472	07/17	SCB	(1,622)
USD	2,005,544	KES	209,153,000	08/17	CIT	(2,660)
USD	2,530,576	KRW	2,845,000,000	07/17	BNP	45,609
USD	5,946,293	KRW	6,737,454,000	07/17	CIT	61,460
USD	1,270,540	KRW	1,419,320,000	07/17	GSC	30,834
USD	5,446,198	KRW	6,080,680,000	07/17	JPM	135,025
USD	3,546,414	LKR	544,729,170	07/17	CIT	(5,666)
USD	16,939,245	NZD	24,022,017	08/17	JPM	(646,707)
USD	18,899,360	NZD	26,800,000	08/17	UBS	(720,288)
USD	8,139,697	NZD	11,261,481	09/17	DUB	(102,534)
USD	16,341,057	NZD	23,115,000	09/17	MSC	(578,011)
USD	43,205,284	NZD	60,320,542	09/17	SCB	(941,292)
USD	62,390,943	OMR	24,481,000	08/17	BNP	(1,027,473)
USD	18,370,012	OMR	7,596,000	01/19	BNP	(679,845)
USD	15,544,304	OMR	6,140,000	04/19	BNP	211,815
USD	7,784,191	OMR	3,102,000	05/19	BNP	51,845
USD	3,992,320	OMR	1,601,000	05/19	SCB	7,879
USD	11,279,478	OMR	4,496,000	06/19	SCB	95,684
USD	28,653,953	RUB	1,663,362,000	07/17	BOA	576,910
USD	5,931,731	RUB	353,412,519	07/17	DUB	(60,851)
USD	4,535,684	RUB	268,512,500	07/17	GSC	(17,304)
USD	31,949,841	RUB	1,839,279,981	07/17	GSC	762,389
USD	8,245,601	RUB	493,223,000	08/17	GSC	(34,354)
USD	13,162,969	RUB	773,614,000	08/17	GSC	130,212

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,624,047	SGD	5,018,671	09/17	GSC	($24,787)
USD	137,578	THB	4,840,000	07/17	DUB	(4,901)
USD	1,400,391	THB	50,134,000	08/17	JPM	(75,441)
USD	3,925,989	THB	137,920,000	09/17	BNP	(134,136)
USD	3,871,620	THB	136,010,000	09/17	GSC	(132,278)
USD	9,000,997	THB	316,115,000	09/17	SCB	(304,879)
USD	10,743,904	THB	378,042,121	11/17	DUB	(385,456)
USD	1,066,760	THB	37,998,000	11/17	JPM	(51,881)
USD	4,013,159	THB	141,504,000	11/17	SCB	(152,644)
USD	5,208,158	THB	180,252,070	03/18	CIT	(99,492)
USD	9,557,644	THB	330,354,728	03/18	DUB	(169,863)
USD	7,640,099	THB	263,483,865	03/18	JPM	(118,351)
USD	10,366,136	ZAR	141,842,000	07/17	DUB	(475,981)
USD	5,369,582	ZAR	73,058,000	07/17	SCB	(214,824)
USD	9,187,554	ZAR	126,203,000	08/17	BNP	(403,509)
USD	7,915,402	ZAR	106,000,000	08/17	BOA	(126,877)
USD	7,598,879	ZAR	104,632,000	08/17	CIT	(352,851)
USD	1,211,575	ZAR	16,408,000	08/17	GSC	(35,593)
USD	16,220,582	ZAR	214,900,000	09/17	DUB	(35,276)
UYU	313,279,000	USD	10,489,248	04/18	CIT	(138,050)
UYU	140,747,000	USD	4,662,040	06/18	CIT	(11,553)

Total Forward Foreign Currency Contracts						($14,657,611)

(j)	Purchased options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CNH versus USD	CNH 6.90	11/02/17	BNP	$34,000,000	$965,600	$204,000
Call - CNH versus USD	7.12	03/08/18	BNP	4,700,000	118,440	29,140
Call - CNH versus USD	7.12	03/08/18	SCB	5,335,000	132,916	33,611
Call - CNH versus USD	7.15	03/12/18	DUB	2,725,000	70,087	15,805
Call - CNH versus USD	7.06	03/27/18	BNP	46,900,000	1,034,731	408,030
Call - CNH versus USD	7.06	03/27/18	GSC	23,400,000	521,016	203,580
Call - CNH versus USD	7.06	03/27/18	SCB	39,600,000	920,873	344,520
Call - EUR versus USD	$0.87	02/24/22	GSC	38,670,000	773,013	255,222
Call - EUR versus USD	0.88	02/28/22	BNP	38,644,000	730,372	282,101
Call - EUR versus USD	0.88	05/16/22	CIT	12,250,000	95,611	89,425

					$5,362,659	$1,865,434

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	10/18/17	DUB	$79,800,000	$470,820	$162,952
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.300%	11/15/17	GSC	98,760,000	385,164	199,495
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	3.200%	11/17/17	BOA	32,000,000	156,800	99,392

							$1,012,784	$461,839

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - FTSE 100 (02/22)	6,275.00	02/15/22	GSC	711	$1,011,458	$1,002,789

Total Purchased Options					$7,386,901	$3,330,062

(k)	Transactions in written options for the period ended June 30, 2017 were as follows:

	Notional Amount in $	Notional Amount in EUR	Premium
Outstanding, December 31, 2016	100,932,690	-	$2,568,978
Call Options Written	305,673,310	-	6,725,265
Put Options Written	-	42,826,000	348,632
Call Options Exercised	(249,946,000)	-	(6,209,757)
Put Options Expired	-	(42,826,000)	(348,632)

Outstanding, June 30, 2017	156,660,000	-	$3,084,486

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(l)	Premiums received and value of written options outstanding as of June 30, 2017 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - CNH versus USD	CNH 6.90	11/02/17	CIT	$34,000,000	$1,207,000	($204,000)
Call - CNH versus USD	7.12	03/08/18	BNP	4,700,000	47,000	(29,140)
Call - CNH versus USD	7.12	03/08/18	SCB	5,335,000	51,819	(33,611)
Call - CNH versus USD	7.15	03/12/18	DUB	2,725,000	28,033	(15,805)
Call - CNH versus USD	7.06	03/27/18	BNP	46,900,000	750,040	(408,030)
Call - CNH versus USD	7.06	03/27/18	GSC	23,400,000	351,154	(203,580)
Call - CNH versus USD	7.06	03/27/18	SCB	39,600,000	649,440	(344,520)

					$3,084,486	($1,238,686)

Total Written Options					$3,084,486	($1,238,686)

(m)	Swap agreements outstanding as of June 30, 2017 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/17	BNP	0.127%	$2,000,000	($8,957)	$139,006	($147,963)
China Government	1.000%	12/20/17	BOA	0.138%	16,086,000	(71,197)	(128,626)	57,429
Thailand Government	1.000%	12/20/17	BOA	0.152%	6,946,000	(30,265)	37,890	(68,155)
Croatia Government	1.000%	12/20/17	DUB	0.127%	4,040,000	(18,094)	285,508	(303,602)
Croatia Government	1.000%	12/20/17	GSC	0.127%	2,000,000	(8,957)	135,003	(143,960)
Lebanon Government	5.000%	12/20/17	JPM	1.753%	2,500,000	(42,420)	(82,870)	40,450
Croatia Government	1.000%	03/20/18	CIT	0.168%	23,998,000	(152,169)	2,087,266	(2,239,435)
Lebanon Government	5.000%	03/20/18	JPM	2.145%	2,326,000	(51,314)	(98,960)	47,646
Bulgaria Government	1.000%	06/20/18	BNP	0.261%	2,490,000	(18,725)	14,533	(33,258)
Croatia Government	1.000%	06/20/18	BNP	0.188%	5,040,000	(41,505)	410,400	(451,905)
Croatia Government	1.000%	06/20/18	CIT	0.188%	15,660,000	(128,963)	1,471,849	(1,600,812)
Lebanon Government	1.000%	06/20/18	GSC	2.339%	14,621,000	184,375	2,024,302	(1,839,927)
Bulgaria Government	1.000%	12/20/18	BNP	0.368%	3,000,000	(28,809)	32,623	(61,432)
Lebanon Government	5.000%	12/20/18	GSC	3.002%	7,382,000	(223,694)	(413,485)	189,791
Poland Government	1.000%	09/20/19	BOA	0.212%	5,360,000	(94,976)	(91,861)	(3,115)
Croatia Government	1.000%	03/20/20	BNP	0.765%	4,255,000	(27,983)	327,874	(355,857)
Croatia Government	1.000%	06/20/20	CIT	0.825%	282,000	(1,520)	21,105	(22,625)
Qatar Government	1.000%	12/20/20	GSC	0.986%	22,380,000	(17,624)	338,571	(356,195)
Qatar Government	1.000%	06/20/21	CIT	1.061%	7,993,760	15,953	48,981	(33,028)
Qatar Government	1.000%	06/20/21	GSC	1.061%	8,006,000	15,977	44,716	(28,739)
Malaysia Government	1.000%	06/20/22	CIT	0.856%	3,015,000	(21,305)	13,254	(34,559)
Spain Government	1.000%	12/20/22	BOA	0.444%	20,000,000	(584,559)	4,238,614	(4,823,173)
Qatar Government	1.000%	12/20/22	GSC	1.288%	4,650,000	66,706	(41,238)	107,944
South Africa Government	1.000%	12/20/22	JPM	2.154%	6,750,000	387,215	631,672	(244,457)
South Africa Government	1.000%	03/20/23	BNP	2.230%	50,000,000	3,175,566	4,657,747	(1,482,181)
Qatar Government	1.000%	12/20/23	GSC	1.415%	18,011,000	434,010	36,676	397,334
Qatar Government	1.000%	09/20/24	GSC	1.482%	2,390,000	73,721	(2,072)	75,793
South Africa Government	1.000%	12/20/25	BNP	2.697%	23,341,000	2,782,694	4,299,914	(1,517,220)
Colombia Government	1.000%	06/20/27	BNP	2.250%	3,253,000	331,500	330,616	884

						5,894,681	20,769,008	(14,874,327)

			Exchange
South Africa Government	1.000%	06/20/21	ICE	1.608%	17,160,000	383,688	1,701,513	(1,317,825)
Chile Government	1.000%	06/20/22	ICE	0.659%	33,215,068	(545,062)	(404,330)	(140,732)
Malaysia Government	1.000%	06/20/22	ICE	0.856%	31,823,000	(224,877)	345,205	(570,082)
Malaysia Government	1.000%	06/20/22	ICE	0.859%	50,917,000	(350,275)	231,140	(581,415)
Qatar Government	1.000%	06/20/22	ICE	1.208%	14,771,000	137,816	(101,490)	239,306
Russian Government	1.000%	06/20/22	ICE	1.699%	65,481,000	2,065,860	2,243,604	(177,744)
Colombia Government	1.000%	06/20/27	ICE	2.310%	22,647,000	2,337,678	1,703,393	634,285
South Africa Government	1.000%	06/20/27	ICE	2.862%	2,200,000	312,370	302,627	9,743

						4,117,198	6,021,662	(1,904,464)

Total Credit Default Swaps on Sovereign Issues – Buy Protection						$10,011,879	$26,790,670	($16,778,791)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (4)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/17 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Turkey Government	1.000%	09/20/18	MSC	0.567%	$51,681,775	$290,092	($1,073,130)	$1,363,222
Turkey Government	1.000%	06/20/20	BNP	1.147%	4,153,000	(16,437)	(209,755)	193,318
Turkey Government	1.000%	06/20/20	GSC	1.147%	5,310,000	(21,016)	(224,746)	203,730
Poland Government	1.000%	06/20/21	BNP	0.463%	3,490,000	73,436	(7,256)	80,692
Brazil Government	1.000%	06/20/22	BNP	2.376%	10,448,000	(652,958)	(666,326)	13,368
Brazil Government	1.000%	06/20/22	BOA	2.376%	25,732,000	(1,608,144)	(1,559,009)	(49,135)
Brazil Government	1.000%	06/20/22	DUB	2.376%	6,441,000	(402,536)	(389,795)	(12,741)
Brazil Government	1.000%	06/20/22	GSC	2.376%	4,000,000	(249,984)	(186,358)	(63,626)
Brazil Government	1.000%	06/20/22	UBS	2.376%	7,195,000	(449,658)	(441,621)	(8,037)
Turkey Government	1.000%	09/20/22	BNP	2.036%	10,543,000	(522,283)	(708,722)	186,439
Turkey Government	1.000%	12/20/26	BNP	2.788%	25,035,678	(3,405,755)	(4,254,172)	848,417
Turkey Government	1.000%	12/20/26	GSC	2.788%	5,109,322	(695,052)	(873,389)	178,337
Turkey Government	1.000%	06/20/27	BNP	2.822%	19,889,000	(2,856,375)	(2,948,883)	92,508

						($10,516,670)	($13,543,162)	$3,026,492

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx FINSNR 27 5Y	1.000%	06/20/22	ICE	EUR 66,810,000	($1,796,814)	($468,747)	($1,328,067)

Credit Default Swaps on Credit Indices – Sell Protection (4)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX EM 27 5Y	1.000%	06/20/22	ICE	$1,000,000	($45,600)	($43,500)	($2,100)

Total Credit Default Swaps					($2,347,205)	$12,735,261	($15,082,466)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps – Receive Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
KRW 9,485,800,000	$8,366,379	6-Month USD-LIBOR	BNP	1.095%	03/02/20	$80,893	$-	$80,893
7,239,100,000	6,254,083	6-Month USD-LIBOR	BNP	1.190%	03/08/20	(85,726)	-	(85,726)
9,348,500,000	8,394,093	6-Month USD-LIBOR	BNP	1.230%	03/31/20	192,439	-	192,439
5,504,200,000	4,850,026	6-Month USD-LIBOR	BNP	1.180%	04/20/20	30,140	-	30,140

						$217,746	$-	$217,746

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Interest Rate Swaps – Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day COP-IBRCOL	GSC	6.000%	02/22/19	COP 48,554,000,000	$273,169	$-	$273,169
1-Day COP-IBRCOL	GSC	5.950%	02/23/19	67,975,600,000	364,488	-	364,488
1-Day COP-IBRCOL	CIT	5.880%	02/24/19	19,588,200,000	97,759	-	97,759
1-Day COP-IBRCOL	GSC	5.820%	02/27/19	40,100,000,000	191,412	-	191,412
1-Day COP-IBRCOL	CIT	5.840%	02/27/19	49,294,900,000	240,478	-	240,478
1-Day COP-IBRCOL	GSC	5.830%	02/28/19	14,302,600,000	68,534	-	68,534
1-Day COP-IBRCOL	CIT	5.620%	03/01/19	19,588,100,000	71,449	-	71,449
1-Day COP-IBRCOL	GSC	5.650%	03/01/19	49,502,000,000	188,771	-	188,771
1-Day COP-IBRCOL	CIT	5.750%	03/03/19	29,965,900,000	131,953	-	131,953
1-Day COP-IBRCOL	CIT	5.740%	03/06/19	29,965,900,000	131,515	-	131,515
1-Day COP-IBRCOL	GSC	5.485%	03/21/19	48,849,900,000	156,856	-	156,856
1-Day COP-IBRCOL	DUB	5.490%	03/21/19	48,849,900,000	158,202	-	158,202
1-Day COP-IBRCOL	DUB	5.410%	03/22/19	9,647,800,000	27,142	-	27,142
1-Day COP-IBRCOL	DUB	5.360%	03/26/19	46,247,800,000	120,529	-	120,529
3-Month RUB-MOSPRIME	CSF	7.850%	05/23/22	RUB 127,260,000	(26,263)	-	(26,263)
1-Day INR-MIBOR	BOA	6.120%	06/14/22	INR 3,050,500,000	(144,733)	-	(144,733)
1-Day INR-MIBOR	BOA	6.093%	06/15/22	1,255,800,000	(82,222)	-	(82,222)
1-Day INR-MIBOR	GSC	6.100%	06/15/22	890,414,000	(53,890)	-	(53,890)
1-Day INR-MIBOR	GSC	6.120%	06/19/22	621,400,000	(29,837)	-	(29,837)
1-Day INR-MIBOR	SCB	6.130%	06/19/22	486,700,000	(20,159)	-	(20,159)
1-Day INR-MIBOR	JPM	6.160%	06/21/22	164,052,000	(3,603)	-	(3,603)
1-Day INR-MIBOR	CIT	6.120%	06/29/22	921,000,000	(44,749)	-	(44,749)
1-Day INR-MIBOR	CIT	6.135%	06/29/22	454,400,000	(17,589)	-	(17,589)
1-Day INR-MIBOR	BOA	6.150%	06/29/22	849,600,000	(24,493)	-	(24,493)
1-Day INR-MIBOR	GSC	6.155%	06/29/22	853,000,000	(21,782)	-	(21,782)

					1,752,937	-	1,752,937

	Exchange
1-Day BRL-CETIP	CME	9.310%	01/02/19	BRL 110,078,822	87,424	-	87,424
1-Day BRL-CETIP	CME	9.325%	01/02/19	55,122,224	47,769	-	47,769
1-Day BRL-CETIP	CME	9.345%	01/02/19	165,469,383	166,317	-	166,317
1-Day BRL-CETIP	CME	9.380%	01/02/19	165,596,157	181,894	-	181,894
1-Day BRL-CETIP	CME	9.386%	01/02/19	194,508,607	233,771	-	233,771
28-Day MXN-TIIE	CME	6.827%	06/28/19	MXN 1,588,740,000	(77,834)	-	(77,834)
28-Day MXN-TIIE	CME	6.826%	07/01/19	1,571,700,000	-	-	-
3-Month USD-LIBOR	LCH	1.744%	07/31/20	$17,530,000	85,800	-	85,800
3-Month USD-LIBOR	LCH	1.750%	07/31/20	4,127,000	56,497	-	56,497
3-Month USD-LIBOR	LCH	1.739%	08/12/20	10,407,000	45,597	-	45,597
3-Month USD-LIBOR	LCH	1.621%	08/14/20	11,070,000	3,963	-	3,963
3-Month USD-LIBOR	LCH	1.680%	08/17/20	10,999,000	24,925	-	24,925
3-Month USD-LIBOR	LCH	1.689%	08/17/20	11,737,000	30,210	-	30,210
3-Month USD-LIBOR	LCH	1.698%	08/19/20	16,954,000	47,936	-	47,936
3-Month USD-LIBOR	LCH	1.550%	08/22/20	12,000,000	(27,768)	-	(27,768)
3-Month USD-LIBOR	LCH	1.560%	08/22/20	5,826,000	(11,487)	-	(11,487)
3-Month USD-LIBOR	LCH	1.566%	09/17/20	19,927,000	(48,810)	-	(48,810)
3-Month USD-LIBOR	LCH	1.649%	09/18/20	14,457,000	3,844	-	3,844
3-Month USD-LIBOR	LCH	1.545%	09/23/20	780,000	(2,678)	-	(2,678)
3-Month USD-LIBOR	LCH	1.424%	10/28/20	5,660,000	(63,939)	-	(63,939)
3-Month USD-LIBOR	LCH	1.426%	10/28/20	5,660,000	(63,456)	-	(63,456)
3-Month USD-LIBOR	LCH	1.531%	11/05/20	11,670,000	(91,340)	-	(91,340)
3-Month USD-LIBOR	LCH	1.540%	11/05/20	5,835,000	(43,930)	-	(43,930)
3-Month USD-LIBOR	LCH	1.555%	11/09/20	5,647,000	(40,257)	-	(40,257)
3-Month USD-LIBOR	LCH	1.668%	11/12/20	7,717,000	(25,898)	-	(25,898)
3-Month USD-LIBOR	LCH	1.114%	02/23/21	3,447,000	(76,086)	-	(76,086)
3-Month USD-LIBOR	LCH	1.168%	02/25/21	6,686,000	(134,303)	-	(134,303)
3-Month USD-LIBOR	LCH	1.170%	02/25/21	3,343,000	(66,892)	-	(66,892)
3-Month USD-LIBOR	LCH	1.272%	03/07/21	8,384,000	(135,740)	-	(135,740)
3-Month USD-LIBOR	LCH	1.158%	06/23/21	4,429,000	(117,102)	-	(117,102)
3-Month USD-LIBOR	LCH	1.170%	06/24/21	2,954,000	(76,759)	-	(76,759)
3-Month USD-LIBOR	LCH	1.179%	06/24/21	4,054,000	(103,933)	-	(103,933)
3-Month USD-LIBOR	LCH	1.189%	06/27/21	4,054,000	(102,744)	-	(102,744)
3-Month USD-LIBOR	LCH	1.207%	06/27/21	4,055,000	(100,023)	-	(100,023)
3-Month USD-LIBOR	LCH	1.209%	06/27/21	4,054,000	(99,606)	-	(99,606)
3-Month USD-LIBOR	LCH	0.966%	06/28/21	4,490,000	(152,527)	-	(152,527)
3-Month USD-LIBOR	LCH	0.959%	06/29/21	4,054,000	(138,859)	-	(138,859)
3-Month USD-LIBOR	LCH	0.968%	06/29/21	4,054,000	(137,368)	-	(137,368)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.199%	09/01/21	$14,410,000	($340,640)	$-	($340,640)
3-Month USD-LIBOR	LCH	1.212%	09/02/21	12,309,000	(284,842)	-	(284,842)
6-Month PLN-WIBOR	LCH	2.410%	12/13/21	PLN 11,352,000	53,113	-	53,113
3-Month USD-LIBOR	LCH	1.963%	01/06/22	$8,810,000	83,323	(2,381)	85,704
6-Month PLN-WIBOR	LCH	2.460%	01/12/22	PLN 24,187,000	62,801	-	62,801
6-Month PLN-WIBOR	LCH	2.435%	01/13/22	25,016,000	56,742	-	56,742
3-Month USD-LIBOR	LCH	1.882%	05/17/22	$5,500,000	(8,778)	-	(8,778)
3-Month USD-LIBOR	LCH	2.100%	07/27/22	7,045,000	98,233	(3,588)	101,821
3-Month USD-LIBOR	LCH	2.058%	07/30/22	7,351,000	85,705	-	85,705
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	NZD 7,820,000	351,037	-	351,037
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	8,124,000	332,599	-	332,599
6-Month PLN-WIBOR	LCH	2.226%	07/28/26	PLN 17,620,000	(133,275)	-	(133,275)
6-Month PLN-WIBOR	LCH	2.220%	08/01/26	12,713,000	(98,655)	-	(98,655)
6-Month PLN-WIBOR	LCH	2.280%	09/21/26	4,602,000	(31,602)	-	(31,602)
6-Month PLN-WIBOR	LCH	2.300%	09/21/26	17,028,000	(108,729)	-	(108,729)
6-Month PLN-WIBOR	LCH	2.490%	10/13/26	4,867,000	(9,816)	-	(9,816)
6-Month PLN-WIBOR	LCH	2.460%	10/19/26	7,421,000	(21,110)	-	(21,110)
6-Month PLN-WIBOR	LCH	2.470%	10/19/26	4,947,000	(12,883)	-	(12,883)
6-Month PLN-WIBOR	LCH	2.430%	10/20/26	5,430,000	(19,423)	-	(19,423)
6-Month PLN-WIBOR	LCH	2.443%	10/20/26	7,421,000	(24,227)	-	(24,227)
6-Month PLN-WIBOR	LCH	2.460%	10/28/26	12,621,000	(37,251)	-	(37,251)
6-Month PLN-WIBOR	LCH	2.470%	10/28/26	5,048,000	(13,687)	-	(13,687)
6-Month PLN-WIBOR	LCH	2.500%	10/31/26	7,573,000	(15,290)	-	(15,290)
6-Month PLN-WIBOR	LCH	2.560%	11/02/26	5,048,000	(3,107)	-	(3,107)
6-Month PLN-WIBOR	LCH	2.514%	11/04/26	27,767,000	(48,788)	-	(48,788)
6-Month PLN-WIBOR	LCH	2.540%	11/07/26	5,048,000	(5,882)	-	(5,882)
6-Month PLN-WIBOR	LCH	2.500%	11/08/26	5,049,000	(10,757)	-	(10,757)
6-Month PLN-WIBOR	LCH	2.516%	11/10/26	13,952,000	(24,512)	-	(24,512)
6-Month PLN-WIBOR	LCH	3.000%	02/08/27	17,586,000	110,725	-	110,725
3-Month USD-LIBOR	LCH	2.225%	05/16/27	$5,900,000	(14,125)	(343)	(13,782)
6-Month AUD Bank Bills	LCH	2.660%	06/15/27	AUD 79,300,000	(1,112,493)	-	(1,112,493)

					(2,068,986)	(6,312)	(2,062,674)

Total Interest Rate Swaps – Pay Floating Rate					($316,049)	($6,312)	($309,737)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	3.025%	08/02/20	SAR 64,450,000	($553,697)	$-	($553,697)
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	39,120,000	17,292	-	17,292
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	38,879,000	(57,253)	-	(57,253)
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	43,204,000	(83,612)	-	(83,612)
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	40,793,000	(81,065)	-	(81,065)
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	37,907,000	(96,686)	-	(96,686)
3-Month SAR-SAIBOR	GSC	3.410%	08/22/20	98,174,000	(1,217,851)	-	(1,217,851)
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	75,022,000	(6,748)	-	(6,748)
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	75,021,000	(60,806)	-	(60,806)
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	45,180,000	(52,000)	-	(52,000)
3-Month SAR-SAIBOR	DUB	3.090%	11/12/20	111,080,000	(731,741)	-	(731,741)
3-Month SAR-SAIBOR	GSC	2.645%	02/23/21	16,712,000	11,434	-	11,434
3-Month SAR-SAIBOR	DUB	2.637%	02/25/21	40,110,000	48,457	-	48,457
3-Month SAR-SAIBOR	DUB	2.760%	03/07/21	33,426,000	(13,164)	-	(13,164)
3-Month AED-EIBOR	GSC	2.500%	06/13/21	AED 6,700,000	8,142	-	8,142
3-Month AED-EIBOR	GSC	2.505%	06/15/21	6,700,000	8,015	-	8,015
3-Month AED-EIBOR	GSC	2.590%	06/16/21	6,699,000	2,272	-	2,272
3-Month AED-EIBOR	GSC	2.520%	06/21/21	6,699,000	5,125	-	5,125
3-Month AED-EIBOR	GSC	2.755%	06/23/21	17,395,000	(28,903)	-	(28,903)
3-Month AED-EIBOR	DUB	2.740%	06/27/21	14,494,000	(20,968)	-	(20,968)
3-Month AED-EIBOR	DUB	2.760%	06/27/21	14,494,000	(23,992)	-	(23,992)
3-Month AED-EIBOR	GSC	2.785%	06/27/21	11,595,000	(22,218)	-	(22,218)
3-Month AED-EIBOR	DUB	2.795%	06/27/21	14,494,000	(29,285)	-	(29,285)
3-Month AED-EIBOR	GSC	2.795%	06/27/21	11,595,000	(23,427)	-	(23,427)
3-Month AED-EIBOR	DUB	2.395%	06/28/21	14,500,000	31,424	-	31,424
3-Month AED-EIBOR	DUB	2.370%	06/29/21	15,941,000	38,921	-	38,921
3-Month AED-EIBOR	DUB	2.390%	06/29/21	14,492,000	32,360	-	32,360

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month ILS-TELBOR	GSC	0.728%	09/01/21	ILS 53,687,000	($136,011)	$-	($136,011)
3-Month ILS-TELBOR	GSC	0.735%	09/02/21	47,100,000	(138,002)	-	(138,002)
3-Month KRW-KWCDC	BOA	1.310%	10/07/21	KRW 5,804,746,000	90,610	-	90,610
3-Month KRW-KWCDC	BNP	1.311%	10/07/21	16,405,905,000	255,298	-	255,298
3-Month KRW-KWCDC	CIT	1.403%	10/27/21	15,459,991,563	192,914	-	192,914
3-Month KRW-KWCDC	BOA	1.420%	10/27/21	7,152,008,437	84,424	-	84,424
3-Month ILS-TELBOR	DUB	0.860%	05/19/22	ILS 7,500,000	(5,671)	-	(5,671)
3-Month AED-EIBOR	GSC	2.880%	05/22/22	AED 13,000,000	(17,956)	-	(17,956)
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	SAR 28,211,000	68,881	-	68,881
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	28,073,000	84,310	-	84,310
3-Month KRW-KWCDC	BNP	1.830%	01/17/27	KRW 2,308,790,000	8,771	-	8,771
3-Month KRW-KWCDC	CIT	1.835%	01/17/27	3,415,210,000	11,636	-	11,636
3-Month KRW-KWCDC	BNP	1.920%	02/07/27	5,353,000,000	(11,802)	-	(11,802)
3-Month KRW-KWCDC	BOA	1.915%	05/18/27	8,000,000,000	(10,409)	-	(10,409)
3-Month SAR-SAIBOR	GSC	4.043%	05/22/27	SAR 32,000,000	(97,158)	-	(97,158)
US CPI Urban Consumers NSA	BOA	1.973%	06/23/27	$35,747,000	297,841	-	297,841
3-Month KRW-KWCDC	BNP	1.785%	01/17/37	KRW 3,101,000,000	65,546	-	65,546
3-Month KRW-KWCDC	BNP	1.845%	02/07/37	2,911,000,000	42,228	-	42,228

					(2,114,524)	-	(2,114,524)

	Exchange
3-Month USD-LIBOR	LCH	1.750%	09/20/19	$999,000	(1,531)	(1,530)	(1)
6-Month HUF-BUBOR	LCH	1.265%	12/13/21	HUF 777,626,000	(59,639)	-	(59,639)
6-Month HUF-BUBOR	LCH	1.460%	01/12/22	1,638,540,000	(161,839)	-	(161,839)
6-Month HUF-BUBOR	LCH	1.435%	01/13/22	1,507,460,000	(142,004)	-	(142,004)
6-Month EUR-LIBOR	LCH	0.250%	09/20/22	EUR 75,324,000	319,264	319,264	-
6-Month HUF-BUBOR	LCH	1.923%	07/28/26	HUF 1,248,200,000	1,850	-	1,850
6-Month HUF-BUBOR	LCH	1.940%	08/01/26	878,300,000	(2,335)	-	(2,335)
6-Month HUF-BUBOR	LCH	1.888%	09/21/26	851,505,000	28,629	-	28,629
6-Month HUF-BUBOR	LCH	1.930%	09/21/26	345,205,000	6,599	-	6,599
6-Month HUF-BUBOR	LCH	1.935%	09/21/26	336,574,000	5,853	-	5,853
6-Month HUF-BUBOR	LCH	2.140%	10/13/26	342,903,000	(16,190)	-	(16,190)
6-Month HUF-BUBOR	LCH	2.090%	10/19/26	872,217,000	(23,456)	-	(23,456)
6-Month HUF-BUBOR	LCH	2.040%	10/20/26	903,515,000	(8,319)	-	(8,319)
6-Month HUF-BUBOR	LCH	2.060%	10/28/26	872,673,000	(12,062)	-	(12,062)
6-Month HUF-BUBOR	LCH	2.075%	10/28/26	352,514,000	(6,435)	-	(6,435)
6-Month HUF-BUBOR	LCH	2.085%	11/02/26	528,197,000	(10,391)	-	(10,391)
6-Month HUF-BUBOR	LCH	2.180%	11/03/26	353,662,000	(18,414)	-	(18,414)
6-Month HUF-BUBOR	LCH	2.134%	11/04/26	1,907,248,000	(67,725)	-	(67,725)
6-Month HUF-BUBOR	LCH	2.150%	11/07/26	346,773,000	(13,732)	-	(13,732)
6-Month HUF-BUBOR	LCH	2.120%	11/08/26	344,476,000	(10,018)	-	(10,018)
6-Month HUF-BUBOR	LCH	2.145%	11/10/26	948,457,000	(35,110)	-	(35,110)
6-Month HUF-BUBOR	LCH	2.665%	02/08/27	1,444,400,000	(251,906)	-	(251,906)
3-Month NZD Bank Bills	LCH	3.400%	04/28/27	NZD 9,100,000	(51,514)	-	(51,514)
3-Month NZD Bank Bills	LCH	3.395%	05/08/27	6,620,000	(32,347)	-	(32,347)
3-Month NZD Bank Bills	LCH	3.405%	05/08/27	6,818,000	(37,761)	-	(37,761)
3-Month NZD Bank Bills	LCH	3.293%	05/18/27	36,300,000	6,501	-	6,501
US CPI Urban Consumers NSA	LCH	1.965%	06/23/27	$10,214,000	92,567	-	92,567
3-Month NZD Bank Bills	LCH	3.169%	06/26/27	NZD 23,540,000	260,035	-	260,035
6-Month EUR-LIBOR	LCH	1.000%	09/20/27	EUR 24,139,000	(150,093)	(150,093)	-
6-Month JPY-LIBOR	LCH	0.609%	12/19/46	JPY 513,630,000	283,449	-	283,449
6-Month JPY-LIBOR	LCH	0.618%	12/19/46	425,370,000	225,697	-	225,697
6-Month JPY-LIBOR	LCH	0.783%	12/19/46	471,350,000	56,388	-	56,388
6-Month JPY-LIBOR	LCH	0.813%	12/19/46	446,184,000	20,038	-	20,038
6-Month JPY-LIBOR	LCH	0.851%	06/19/47	400,000,000	(34,201)	-	(34,201)
6-Month JPY-LIBOR	LCH	0.853%	06/19/47	154,600,000	(6,530)	-	(6,530)
6-Month JPY-LIBOR	LCH	0.856%	06/19/47	154,600,000	(7,703)	-	(7,703)

					145,615	167,641	(22,026)

Total Interest Rate Swaps – Receive Floating Rate					($1,968,909)	$167,641	($2,136,550)

Total Interest Rate Swaps					($2,284,958)	$161,329	($2,446,287)

Total Swap Agreements					($4,414,417)	$12,896,590	($17,311,007)

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(n)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$26,285	$-	$26,285	$-
	Common Stocks
	Cyprus	3,630,578	3,630,578	-	-
	Iceland	31,958,336	31,958,336	-	-
	Japan	11,041,575	-	11,041,575	-
	Singapore	6,269,249	-	6,269,249	-
	South Korea	16,512,329	395,228	16,117,101	-
	Vietnam	8,291,056	5,522,961	2,520,398	247,697

	Total Common Stocks	77,703,123	41,507,103	35,948,323	247,697

	Corporate Bonds & Notes	25,174,097	-	23,865,167	1,308,930
	Senior Loan Notes	39,572,122	-	1,138,000	38,434,122
	Mortgage-Backed Securities	1,147,330	-	1,147,330	-
	Foreign Government Bonds & Notes	722,544,100	-	722,544,100	-
	Short-Term Investments	128,379,312	-	126,222,397	2,156,915
	Derivatives:
	Credit Contracts
	Swaps	13,068,657	-	13,068,657	-
	Equity Contracts
	Futures	1,653,926	1,653,926	-	-
	Purchased Options	1,002,789	-	1,002,789	-

	Total Equity Contracts	2,656,715	1,653,926	1,002,789	-

	Foreign Currency Contracts
	Forward Volatility Agreements	9,178	-	9,178	-
	Forward Foreign Currency Contracts	11,299,004	-	11,299,004	-
	Purchased Options	1,865,434	-	1,865,434	-
	Swaps	303,472	-	303,472	-

	Total Foreign Currency Contracts	13,477,088	-	13,477,088	-

	Interest Rate Contracts
	Futures	845,669	845,669	-	-
	Forward Bonds	314,357	-	314,357	-
	Purchased Options	461,839	-	461,839	-
	Swaps	7,185,253	-	7,185,253	-

	Total Interest Rate Contracts	8,807,118	845,669	7,961,449	-

	Total Asset - Derivatives	38,009,578	2,499,595	35,509,983	-

	Total Assets	1,032,555,947	44,006,698	946,401,585	42,147,664

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(15,415,862)	-	(15,415,862)	-
	Equity Contracts
	Futures	(54,547)	(54,547)	-	-
	Foreign Currency Contracts
	Forward Volatility Agreements	(144,419)	-	(144,419)	-
	Forward Foreign Currency Contracts	(25,956,615)	-	(25,956,615)	-
	Written Options	(1,238,686)	-	(1,238,686)	-
	Swaps	(85,726)	-	(85,726)	-

	Total Foreign Currency Contracts	(27,425,446)	-	(27,425,446)	-

	Interest Rate Contracts
	Swaps	(9,470,211)	-	(9,470,211)	-

	Total Liabilities - Derivatives	(52,366,066)	(54,547)	(52,311,519)	-

	Total Liabilities	(52,366,066)	(54,547)	(52,311,519)	-

	Total	$980,189,881	$43,952,151	$894,090,066	$42,147,664

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

GLOBAL ABSOLUTE RETURN PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) for the period ended June 30, 2017:

	Common Stocks	Corporate Bonds & Notes	Senior Loan Notes	Short-Term Investments	Total
Value, Beginning of Period	$-	$2,641,202	$6,520,996	$-	$9,162,198
Purchases	248,285	4,400,000	32,060,000	2,121,765	38,830,050
Sales (Includes Paydowns)	-	(634,470)	-	-	(634,470)
Accrued Discounts (Premiums)	-	-	38,089	34,300	72,389
Net Realized Gains (Losses)	-	(765,530)	-	-	(765,530)
Change in Net Unrealized Appreciation (Depreciation)	(588)	(1,446,672)	(184,963)	850	(1,631,373)
Transfers In	-	-	-	-	-
Transfers Out	-	(2,885,600)	-	-	(2,885,600)

Value, End of Period	$247,697	$1,308,930	$38,434,122	$2,156,915	$42,147,664

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($588)	($1,691,070)	($184,963)	$850	($1,875,771)

Additional information about Level 3 fair value measurements as of June 30, 2017 was as follows:

	Value at 06/30/17	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs	Weighted Average
Corporate Bonds & Notes	$1,308,930	Clean Trade Price	Last Trade on 06/22/17	43.6	NA
Senior Loan Notes	38,434,122	Demand Yield Model	Comparable spread to U.S. Treasury Bonds	567.6 – 1,208.8 bps	823.0 bps

A significant increase in the discount in the spread to U.S. Treasuries could result in a decrease to the fair value measurement. Conversely, significant movements in the opposite direction of this unobservable input could have the inverse effect on the fair value measurement.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan based on the performance of comparable credit quality senior loans of other companies. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a value of $2,156,915 were provided by a single broker quote, and $247,697 were priced at cost.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

PACIFIC DYNAMIX - CONSERVATIVE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PACIFIC DYNAMIX - MODERATE GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	5,145,989	$53,351,338
PD Aggregate Bond Index Portfolio ‘P’ *	17,988,513	217,947,361
PD High Yield Bond Market Portfolio ‘P’ *	3,229,729	48,060,631
PD Large-Cap Growth Index Portfolio ‘P’ *	1,815,071	55,574,906
PD Large-Cap Value Index Portfolio ‘P’ *	2,690,154	72,087,527
PD Small-Cap Growth Index Portfolio ‘P’ *	301,930	8,000,911
PD Small-Cap Value Index Portfolio ‘P’ *	787,916	18,801,106
PD Emerging Markets Portfolio ‘P’ *	980,342	15,990,058
PD International Large-Cap Portfolio ‘P’ *	2,436,546	42,717,780

Total Affiliated Mutual Funds (Cost $453,186,619)		532,531,618

TOTAL INVESTMENTS - 100.0% (Cost $453,186,619)		532,531,618

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(110,932)

NET ASSETS - 100.0%		$532,420,686

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	60.0%
Affiliated Equity Funds	40.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	12,807,463	$132,782,114
PD Aggregate Bond Index Portfolio ‘P’ *	52,810,760	639,850,894
PD High Yield Bond Market Portfolio ‘P’ *	7,440,877	110,725,473
PD Large-Cap Growth Index Portfolio ‘P’ *	11,536,624	353,235,081
PD Large-Cap Value Index Portfolio ‘P’ *	14,961,618	400,923,512
PD Small-Cap Growth Index Portfolio ‘P’ *	2,527,964	66,989,148
PD Small-Cap Value Index Portfolio ‘P’ *	4,709,107	112,367,786
PD Emerging Markets Portfolio ‘P’ *	7,484,456	122,076,724
PD International Large-Cap Portfolio ‘P’ *	15,794,411	276,909,295

Total Affiliated Mutual Funds (Cost $1,795,483,401)		2,215,860,027

TOTAL INVESTMENTS - 100.0% (Cost $1,795,483,401)		2,215,860,027

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(376,374)

NET ASSETS - 100.0%		$2,215,483,653

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	60.1%
Affiliated Fixed Income Funds	39.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Conservative Growth Portfolio
Assets	Affiliated Mutual Funds	$532,531,618	$532,531,618	$-	$-

Pacific Dynamix - Moderate Growth Portfolio
Assets	Affiliated Mutual Funds	$2,215,860,027	$2,215,860,027	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

PACIFIC DYNAMIX - GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PD 1-3 Year Corporate Bond Portfolio ‘P’ *	1,355,698	$14,055,276
PD Aggregate Bond Index Portfolio ‘P’ *	8,664,372	104,976,829
PD High Yield Bond Market Portfolio ‘P’ *	1,419,646	21,125,324
PD Large-Cap Growth Index Portfolio ‘P’ *	4,796,167	146,851,848
PD Large-Cap Value Index Portfolio ‘P’ *	6,037,837	161,794,729
PD Small-Cap Growth Index Portfolio ‘P’ *	1,059,661	28,080,221
PD Small-Cap Value Index Portfolio ‘P’ *	2,075,039	49,514,186
PD Emerging Markets Portfolio ‘P’ *	3,236,065	52,782,487
PD International Large-Cap Portfolio ‘P’ *	7,012,233	122,939,215

Total Affiliated Mutual Funds (Cost $554,241,177)		702,120,115

TOTAL INVESTMENTS - 100.0% (Cost $554,241,177)		702,120,115

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(117,941)

NET ASSETS - 100.0%		$702,002,174

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	80.0%
Affiliated Fixed Income Funds	20.0%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,518,976	$47,471,911
Diversified Bond Portfolio ‘P’ *	33,651,098	438,419,322
Floating Rate Income Portfolio ‘P’ *	4,378,123	50,434,523
Floating Rate Loan Portfolio ‘P’ *	5,693,951	51,376,002
High Yield Bond Portfolio ‘P’ *	8,495,771	72,306,532
Inflation Managed Portfolio ‘P’ *	3,163,245	36,893,627
Inflation Strategy Portfolio ‘P’ *	1,484,645	15,134,155
Managed Bond Portfolio ‘P’ *	17,022,839	235,399,220
Short Duration Bond Portfolio ‘P’ *	38,639,207	392,710,432
Emerging Markets Debt Portfolio ‘P’ *	5,212,696	61,747,137
Comstock Portfolio ‘P’ *	1,806,204	28,582,814
Dividend Growth Portfolio ‘P’ *	424,324	8,542,152
Equity Index Portfolio ‘P’ *	423,201	24,630,169
Growth Portfolio ‘P’ *	310,807	8,432,144
Large-Cap Growth Portfolio ‘P’ *	748,773	8,480,940
Large-Cap Value Portfolio ‘P’ *	2,986,108	67,558,987
Main Street Core Portfolio ‘P’ *	353,258	14,201,550
Mid-Cap Equity Portfolio ‘P’ *	207,929	4,740,132
Mid-Cap Value Portfolio ‘P’ *	2,204,693	55,205,173
Value Advantage Portfolio ‘P’ *	2,198,646	34,221,601
Emerging Markets Portfolio ‘P’ *	1,119,135	18,926,253
International Large-Cap Portfolio ‘P’ *	2,772,042	26,432,196
International Value Portfolio ‘P’ *	2,026,737	26,628,627
Currency Strategies Portfolio ‘P’ *	4,896,510	55,707,994
Equity Long/Short Portfolio ‘P’ *	4,162,598	56,874,172
Global Absolute Return Portfolio ‘P’ *	4,785,248	57,153,995

Total Affiliated Mutual Funds (Cost $1,714,855,153)		1,898,211,760

TOTAL INVESTMENTS - 100.0% (Cost $1,714,855,153)		1,898,211,760

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(398,391)

NET ASSETS - 100.0%		$1,897,813,369

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	76.9%
Affiliated Equity Funds	23.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Dynamix - Growth Portfolio
Assets	Affiliated Mutual Funds	$702,120,115	$702,120,115	$-	$-

Portfolio Optimization Conservative Portfolio
Assets	Affiliated Mutual Funds	$1,898,211,760	$1,898,211,760	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION MODERATE PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	4,371,050	$45,917,946
Diversified Bond Portfolio ‘P’ *	45,916,706	598,220,340
Floating Rate Income Portfolio ‘P’ *	5,993,903	69,047,764
Floating Rate Loan Portfolio ‘P’ *	7,653,406	69,055,984
High Yield Bond Portfolio ‘P’ *	11,546,197	98,268,354
Inflation Managed Portfolio ‘P’ *	4,312,987	50,303,333
Inflation Strategy Portfolio ‘P’ *	2,242,498	22,859,551
Managed Bond Portfolio ‘P’ *	23,244,691	321,437,695
Short Duration Bond Portfolio ‘P’ *	34,705,980	352,734,989
Emerging Markets Debt Portfolio ‘P’ *	3,352,875	39,716,579
Comstock Portfolio ‘P’ *	3,608,091	57,097,323
Developing Growth Portfolio ‘P’ *	785,723	12,157,080
Dividend Growth Portfolio ‘P’ *	1,369,054	27,560,729
Equity Index Portfolio ‘P’ *	1,260,781	73,377,127
Growth Portfolio ‘P’ *	1,675,077	45,444,647
Large-Cap Growth Portfolio ‘P’ *	4,035,665	45,709,737
Large-Cap Value Portfolio ‘P’ *	5,775,704	130,672,011
Long/Short Large-Cap Portfolio ‘P’ *	1,795,701	30,634,736
Main Street Core Portfolio ‘P’ *	1,558,509	62,654,641
Mid-Cap Equity Portfolio ‘P’ *	1,343,190	30,620,554
Mid-Cap Value Portfolio ‘P’ *	5,775,840	144,626,110
Small-Cap Equity Portfolio ‘P’ *	730,549	18,380,486
Small-Cap Growth Portfolio ‘P’ *	1,547,808	18,529,816
Small-Cap Index Portfolio ‘P’ *	353,254	7,682,877
Small-Cap Value Portfolio ‘P’ *	900,755	21,471,589
Value Advantage Portfolio ‘P’ *	6,119,820	95,254,076
Emerging Markets Portfolio ‘P’ *	5,513,838	93,247,281
International Large-Cap Portfolio ‘P’ *	6,077,038	57,946,263
International Small-Cap Portfolio ‘P’ *	4,183,916	58,366,791
International Value Portfolio ‘P’ *	4,449,231	58,456,981
Currency Strategies Portfolio ‘P’ *	8,628,380	98,165,786
Equity Long/Short Portfolio ‘P’ *	7,604,462	103,900,845
Global Absolute Return Portfolio ‘P’ *	8,495,100	101,463,676

Total Affiliated Mutual Funds (Cost $2,611,843,481)		3,060,983,697

TOTAL INVESTMENTS - 100.0% (Cost $2,611,843,481)		3,060,983,697

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(633,085)

NET ASSETS - 100.0%		$3,060,350,612

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Fixed Income Funds	57.8%
Affiliated Equity Funds	42.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	17,508,156	$183,923,421
Diversified Bond Portfolio ‘P’ *	120,969,887	1,576,041,774
Floating Rate Income Portfolio ‘P’ *	23,939,106	275,770,528
Floating Rate Loan Portfolio ‘P’ *	30,585,390	275,969,189
High Yield Bond Portfolio ‘P’ *	33,216,240	282,699,597
Inflation Managed Portfolio ‘P’ *	17,244,850	201,130,531
Inflation Strategy Portfolio ‘P’ *	8,970,930	91,447,757
Managed Bond Portfolio ‘P’ *	63,859,018	883,070,279
Short Duration Bond Portfolio ‘P’ *	78,405,984	796,880,947
Emerging Markets Debt Portfolio ‘P’ *	10,281,887	121,794,385
Comstock Portfolio ‘P’ *	16,008,911	253,337,801
Developing Growth Portfolio ‘P’ *	3,156,046	48,831,845
Dividend Growth Portfolio ‘P’ *	9,149,948	184,199,598
Equity Index Portfolio ‘P’ *	6,107,574	355,459,152
Growth Portfolio ‘P’ *	8,282,501	224,703,222
Large-Cap Growth Portfolio ‘P’ *	19,956,902	226,040,734
Large-Cap Value Portfolio ‘P’ *	25,862,699	585,128,792
Long/Short Large-Cap Portfolio ‘P’ *	17,984,018	306,808,085
Main Street Core Portfolio ‘P’ *	7,618,360	306,270,633
Mid-Cap Equity Portfolio ‘P’ *	7,000,285	159,584,723
Mid-Cap Growth Portfolio ‘P’ *	2,410,930	30,801,653
Mid-Cap Value Portfolio ‘P’ *	24,616,233	616,386,562
Small-Cap Equity Portfolio ‘P’ *	7,818,404	196,709,586
Small-Cap Growth Portfolio ‘P’ *	6,202,518	74,254,366
Small-Cap Index Portfolio ‘P’ *	5,664,018	123,185,873
Small-Cap Value Portfolio ‘P’ *	8,776,573	209,210,015
Value Advantage Portfolio ‘P’ *	32,449,101	505,065,388
Emerging Markets Portfolio ‘P’ *	36,271,774	613,410,181
International Large-Cap Portfolio ‘P’ *	39,153,567	373,340,224
International Small-Cap Portfolio ‘P’ *	24,702,217	344,602,813
International Value Portfolio ‘P’ *	28,561,864	375,264,939
Real Estate Portfolio ‘P’ *	5,055,843	122,276,920
Currency Strategies Portfolio ‘P’ *	38,128,484	433,790,886
Equity Long/Short Portfolio ‘P’ *	32,895,110	449,450,565
Global Absolute Return Portfolio ‘P’ *	37,772,019	451,141,022

Total Affiliated Mutual Funds (Cost $10,028,170,280)		12,257,983,986

TOTAL INVESTMENTS - 100.0% (Cost $10,028,170,280)		12,257,983,986

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,382,462)

NET ASSETS - 100.0%		$12,255,601,524

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	58.1%
Affiliated Fixed Income Funds	41.9%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Moderate-Conservative Portfolio
Assets	Affiliated Mutual Funds	$3,060,983,697	$3,060,983,697	$-	$-

Portfolio Optimization Moderate Portfolio
Assets	Affiliated Mutual Funds	$12,257,983,986	$12,257,983,986	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

PACIFIC SELECT FUND

PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Core Income Portfolio ‘P’ *	9,822,113	$103,181,433
Diversified Bond Portfolio ‘P’ *	63,793,702	831,128,657
Floating Rate Income Portfolio ‘P’ *	12,960,856	149,304,744
Floating Rate Loan Portfolio ‘P’ *	17,134,720	154,605,016
High Yield Bond Portfolio ‘P’ *	8,502,689	72,365,404
Inflation Managed Portfolio ‘P’ *	7,024,323	81,926,251
Inflation Strategy Portfolio ‘P’ *	3,517,053	35,852,096
Managed Bond Portfolio ‘P’ *	33,591,047	464,511,606
Short Duration Bond Portfolio ‘P’ *	16,722,624	169,960,755
Emerging Markets Debt Portfolio ‘P’ *	8,637,818	102,319,523
Comstock Portfolio ‘P’ *	19,735,515	312,310,554
Developing Growth Portfolio ‘P’ *	2,665,643	41,244,095
Dividend Growth Portfolio ‘P’ *	8,734,389	175,833,880
Equity Index Portfolio ‘P’ *	6,033,630	351,155,617
Growth Portfolio ‘P’ *	10,190,547	276,468,298
Large-Cap Growth Portfolio ‘P’ *	24,569,595	278,286,141
Large-Cap Value Portfolio ‘P’ *	31,417,484	710,802,644
Long/Short Large-Cap Portfolio ‘P’ *	18,182,328	310,191,268
Main Street Core Portfolio ‘P’ *	7,831,624	314,844,187
Mid-Cap Equity Portfolio ‘P’ *	9,530,268	217,260,462
Mid-Cap Growth Portfolio ‘P’ *	6,099,694	77,928,719
Mid-Cap Value Portfolio ‘P’ *	27,791,343	695,890,815
Small-Cap Equity Portfolio ‘P’ *	6,585,002	165,677,422
Small-Cap Growth Portfolio ‘P’ *	5,233,272	62,650,893
Small-Cap Index Portfolio ‘P’ *	8,354,230	181,694,872
Small-Cap Value Portfolio ‘P’ *	7,393,812	176,248,684
Value Advantage Portfolio ‘P’ *	34,328,112	534,311,915
Emerging Markets Portfolio ‘P’ *	43,999,500	744,097,632
International Large-Cap Portfolio ‘P’ *	52,965,161	505,037,641
International Small-Cap Portfolio ‘P’ *	28,616,890	399,213,599
International Value Portfolio ‘P’ *	38,635,921	507,624,655
Real Estate Portfolio ‘P’ *	4,258,091	102,983,083
Currency Strategies Portfolio ‘P’ *	28,880,875	328,580,081
Equity Long/Short Portfolio ‘P’ *	25,658,883	350,580,964
Global Absolute Return Portfolio ‘P’ *	28,564,853	341,172,582

Total Affiliated Mutual Funds (Cost $8,247,197,128)		10,327,246,188

TOTAL INVESTMENTS - 100.0% (Cost $8,247,197,128)		10,327,246,188

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(2,005,610)

NET ASSETS - 100.0%		$10,325,240,578

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	75.7%
Affiliated Fixed Income Funds	24.3%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Diversified Bond Portfolio ‘P’ *	5,392,146	$70,250,927
Floating Rate Income Portfolio ‘P’ *	1,664,078	19,169,623
Floating Rate Loan Portfolio ‘P’ *	2,251,661	20,316,533
High Yield Bond Portfolio ‘P’ *	532,364	4,530,893
Managed Bond Portfolio ‘P’ *	2,866,641	39,641,165
Comstock Portfolio ‘P’ *	5,422,595	85,811,470
Developing Growth Portfolio ‘P’ *	950,223	14,702,296
Dividend Growth Portfolio ‘P’ *	2,145,336	43,188,216
Equity Index Portfolio ‘P’ *	1,364,765	79,428,942
Growth Portfolio ‘P’ *	2,486,261	67,451,945
Large-Cap Growth Portfolio ‘P’ *	5,993,354	67,883,390
Large-Cap Value Portfolio ‘P’ *	8,719,318	197,269,601
Long/Short Large-Cap Portfolio ‘P’ *	4,660,589	79,509,844
Main Street Core Portfolio ‘P’ *	1,974,596	79,382,016
Mid-Cap Equity Portfolio ‘P’ *	3,389,472	77,269,408
Mid-Cap Growth Portfolio ‘P’ *	2,232,800	28,525,904
Mid-Cap Value Portfolio ‘P’ *	7,383,318	184,877,107
Small-Cap Equity Portfolio ‘P’ *	1,899,999	47,803,617
Small-Cap Growth Portfolio ‘P’ *	1,819,859	21,786,708
Small-Cap Index Portfolio ‘P’ *	2,359,672	51,320,149
Small-Cap Value Portfolio ‘P’ *	2,103,478	50,141,285
Value Advantage Portfolio ‘P’ *	7,618,882	118,586,748
Emerging Markets Portfolio ‘P’ *	11,403,837	192,856,005
International Large-Cap Portfolio ‘P’ *	15,073,513	143,730,170
International Small-Cap Portfolio ‘P’ *	6,694,324	93,387,682
International Value Portfolio ‘P’ *	10,984,188	144,317,637
Real Estate Portfolio ‘P’ *	935,703	22,630,225
Currency Strategies Portfolio ‘P’ *	6,326,455	71,976,596
Equity Long/Short Portfolio ‘P’ *	5,635,046	76,992,429
Global Absolute Return Portfolio ‘P’ *	6,256,732	74,729,092

Total Affiliated Mutual Funds (Cost $1,795,787,545)		2,269,467,623

TOTAL INVESTMENTS - 100.0% (Cost $1,795,787,545)		2,269,467,623

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(457,993)

NET ASSETS - 100.0%		$2,269,009,630

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Affiliated Equity Funds	89.9%
Affiliated Fixed Income Funds	10.1%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	The Funds’ investments are affiliated mutual funds (See Note 7C in Notes to Financial Statements).

(c)	Fair Value Measurements

The following is a summary of the Funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the Funds’ assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Portfolio Optimization Growth Portfolio
Assets	Affiliated Mutual Funds	$10,327,246,188	$10,327,246,188	$-	$-

Portfolio Optimization Aggressive-Growth Portfolio
Assets	Affiliated Mutual Funds	$2,269,467,623	$2,269,467,623	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

PSF DFA BALANCED ALLOCATION PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
MUTUAL FUNDS - 100.1%

DFA Intermediate Government Fixed Income Portfolio ‘I’	597,120	$7,446,085
DFA Intermediate Term Extended Quality Portfolio ‘I’	1,127,629	12,155,837
DFA Large Cap International Portfolio ‘I’	340,875	7,502,666
DFA Short-Term Extended Quality Portfolio ‘I’	685,689	7,426,007
DFA US Core Equity 1 Portfolio ‘I’	656,039	13,534,078
DFA US Large Co Portfolio ‘I’	682,945	12,866,680
DFA US Large Cap Growth Portfolio ‘I’	79,598	1,353,966
DFA VA International Small Portfolio ‘I’	256,017	3,384,542
DFA VA US Targeted Value Portfolio ‘I’	106,466	2,052,669

Total Mutual Funds (Cost $65,317,224)		67,722,530

TOTAL INVESTMENTS - 100.1% (Cost $65,317,224)		67,722,530

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(49,852)

NET ASSETS - 100.0%		$67,672,678

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

Equity Funds	60.1%
Fixed Income Funds	40.0%

	100.1%
Other Assets & Liabilities, Net	(0.1%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Mutual Funds	$67,722,530	$67,722,530	$-	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2017. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2017.
µ	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
†	Investments (or a portion of investments) in the Long/Short Large-Cap Portfolio were on loan as of June 30, 2017.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for delayed delivery securities, futures contracts, forward foreign currency contracts, option contracts and/or swap agreements as of June 30, 2017.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the ‘Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of June 30, 2017 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Counterparty and Exchange Abbreviations:
ABN	Abbey National
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS

Currency Abbreviations:
AED	United Arab Emirates Dirham
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
GEL	Georgia Lari
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	Korean Won
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MAD	Moroccan Dirham
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UGX	Uganda Shilling
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See Notes to Financial Statements

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

June 30, 2017 (Unaudited)

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar-United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
CDX EM	Credit Derivatives Index-Emerging Market
CDX HY	Credit Derivatives Index-High Yield
CDX IG	Credit Derivatives Index-Investment Grade
CMBX	Commercial Mortgage-Backed Swaps
iBoxx	Corporate Bond Index-High Yield
iTraxx Main	International Index-Europe Main
iTraxx FINSNR	International Index-Europe Senior Financing

Other Abbreviations:
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
‘NY’	New York Shares
PIK	Payment In Kind
PO	Principal Only
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks - Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
ASSETS
Investments, at value	$379,128,443	$3,936,311,147	$613,417,305	$711,649,653	$804,976,757	$1,123,208,348
Repurchase agreements, at value	13,738,770	207,368,608	96,942,204	71,657,716	41,232,407	12,073,069
Cash	24,398	-	901,926	4,253,611	3,500	-
Cash (segregated for derivative investments)	-	13,720,470	-	-	-	3,177,000
Foreign currency held, at value	-	28,770,326	-	-	-	2,928,109
Receivables:
Dividends and interest	2,551,330	26,146,757	2,192,207	2,688,836	12,205,109	4,423,978
Fund shares sold	18,707	27,822	646,103	113,862	225,160	38,618
Securities sold	7,532,157	477,717,421	20,172,542	6,387,697	15,152,428	536,985,217
Variation margin	-	16,984,493	-	-	-	2,410,368
Swap agreements, at value	-	-	-	-	305,573	244,814
Unfunded loan commitment appreciation	-	-	2,791	2,456	-	-
Forward foreign currency contracts appreciation	-	3,106,687	-	-	-	2,798,210
Prepaid expenses and other assets	3,578	37,990	3,647	5,262	8,835	15,742
Total Assets	402,997,383	4,710,191,721	734,278,725	796,759,093	874,109,769	1,688,303,473
LIABILITIES
Payables:
Fund shares redeemed	22,905	1,048,390	84,721	153,243	854,594	439,078
Securities purchased	6,906,746	828,830,761	106,253,932	53,494,095	13,572,721	557,472,468
Swap agreements	-	-	-	-	-	9,416
Securities sold short, at value	-	-	-	-	-	14,792,019
Due to custodian	-	1,268,911	-	-	-	1,066,047
Sale-buyback financing transactions	-	-	-	-	-	389,063,893
Due to broker (1)	-	-	-	-	260,000	2,110,000
Variation margin	-	-	-	-	-	614,260
Accrued advisory fees	163,217	1,277,791	335,234	396,833	284,769	238,234
Accrued service fees (Class I only)	587	13,674	2,406	6,558	12,603	13,450
Accrued support service expenses	6,173	65,674	6,753	9,548	14,959	13,732
Accrued custodian, and portfolio accounting and tax fees	65,342	451,267	98,904	242,933	106,787	171,097
Accrued shareholder report expenses	9,057	89,376	11,334	15,122	21,481	18,436
Accrued trustees’ fees and expenses and deferred compensation	3,214	50,839	4,534	9,448	18,566	21,897
Accrued dividends and/or interest	-	-	-	-	-	63,448
Accrued other	11,519	78,898	12,470	15,548	22,110	20,423
Outstanding options written, at value	-	1,220,022	-	-	-	345,787
Swap agreements, at value	-	-	-	-	-	359,183
Forward foreign currency contracts depreciation	-	7,131,969	-	-	-	3,327,591
Unfunded loan commitment depreciation	-	-	-	6,360	-	-
Total Liabilities	7,188,760	841,527,572	106,810,288	54,349,688	15,168,590	970,160,459
NET ASSETS	$395,808,623	$3,868,664,149	$627,468,437	$742,409,405	$858,941,179	$718,143,014
NET ASSETS CONSIST OF:
Paid-in capital	$377,971,272	$3,224,335,981	$584,236,759	$902,053,798	$685,527,820	$785,844,288
Undistributed/accumulated earnings (deficit)	17,837,351	644,328,168	43,231,678	(159,644,393)	173,413,359	(67,701,274)
NET ASSETS	$395,808,623	$3,868,664,149	$627,468,437	$742,409,405	$858,941,179	$718,143,014
Class I Shares:
Net Assets	$15,339,595	$354,620,251	$63,451,008	$171,071,715	$328,778,448	$347,711,771
Shares outstanding, $.001 par value (unlimited shares authorized)	1,466,621	36,604,141	5,553,918	25,041,900	42,134,424	33,725,055
Net Asset Value Per Share	$10.46	$9.69	$11.42	$6.83	$7.80	$10.31
Class P Shares:
Net Assets	$380,469,028	$3,514,043,898	$564,017,429	$571,337,690	$530,162,731	$370,431,243
Shares outstanding, $.001 par value (unlimited shares authorized)	36,220,295	269,723,538	48,963,226	63,319,127	62,293,261	31,760,200
Net Asset Value Per Share	$10.50	$13.03	$11.52	$9.02	$8.51	$11.66

Investments, at cost	$375,528,083	$3,900,190,024	$613,341,334	$713,588,263	$781,392,061	$1,137,915,295
Repurchase agreements, at cost	13,738,770	207,368,608	96,942,204	71,657,716	41,232,407	12,073,069
Foreign currency held, at cost	-	28,534,214	-	-	-	2,886,767
Proceeds from securities sold short	-	-	-	-	-	14,811,554
Premiums received from outstanding options written	-	1,212,392	-	-	-	1,706,348

(1)	The High Yield Bond and Inflation Managed Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparty. The Funds invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio
ASSETS
Investments, at value	$310,568,434	$4,178,247,143	$2,161,494,704	$340,415,152	$992,781,128	$231,417,307
Repurchase agreements, at value	157,110	82,895,982	22,846,687	11,026,169	16,850,906	2,544,256
Cash	-	927,111	-	242,967	23,683	-
Cash (segregated for derivative investments)	-	1,042,000	-	3,866,681	-	-
Foreign currency held, at value	54,658	4,998,880	-	1,499,398	163,447	-
Receivables:
Dividends and interest	843,010	15,002,277	10,098,261	6,906,943	2,439,152	77,674
Fund shares sold	13,129	93,217	1,079,300	152,496	2,388	-
Securities sold	-	1,500,492,204	-	740,000	1,906	9,453,846
Variation margin	241,901	7,740,554	-	153,190	-	-
Swap agreements, at value	-	106,867	-	7,040,561	-	-
Forward foreign currency contracts appreciation	185,826	14,915,219	-	4,127,818	2,152	-
Prepaid expenses and other assets	2,272	33,068	16,442	9,160	10,798	2,418
Total Assets	312,066,340	5,806,494,522	2,195,535,394	376,180,535	1,012,275,560	243,495,501
LIABILITIES
Payables:
Fund shares redeemed	6	398,902	401,018	399,107	1,463,730	68,119
Securities purchased	-	2,842,849,714	13,315,071	1,546,653	2,294,449	6,684,188
Due to custodian	8,904	-	-	-	-	-
Sale-buyback financing transactions	124,400,027	95,915,775	-	-	-	-
Due to broker (1)	-	12,440,000	-	1,590,000	-	-
Variation margin	-	21,121	67,397	-	-	-
Accrued advisory fees	61,991	932,437	718,478	236,353	576,500	118,220
Accrued service fees (Class I only)	847	33,865	18,016	1,539	10,206	4,655
Accrued support service expenses	3,766	53,982	28,716	9,567	18,914	3,747
Accrued custodian, and portfolio accounting and tax fees	34,057	383,785	136,950	153,416	66,540	31,554
Accrued shareholder report expenses	5,257	71,693	42,410	13,279	24,881	7,480
Accrued trustees’ fees and expenses and deferred compensation	4,974	70,083	27,294	9,138	21,006	7,489
Accrued foreign capital gains tax	-	-	-	120,645	-	-
Accrued dividends and/or interest	-	79,396	-	-	-	-
Accrued other	8,783	66,254	36,212	16,643	26,925	10,703
Outstanding options written, at value	-	892,254	-	-	-	-
Swap agreements, at value	-	241,520	-	-	-	-
Forward foreign currency contracts depreciation	293,622	28,720,006	-	6,033,591	2,481,766	-
Other liabilities	-	-	-	-	593	-
Total Liabilities	124,822,234	2,983,170,787	14,791,562	10,129,931	6,985,510	6,936,155
NET ASSETS	$187,244,106	$2,823,323,735	$2,180,743,832	$366,050,604	$1,005,290,050	$236,559,346
NET ASSETS CONSIST OF:
Paid-in capital	$189,512,078	$2,344,293,483	$2,180,167,536	$317,856,249	$401,178,802	$284,428,403
Undistributed/accumulated earnings (deficit)	(2,267,972)	479,030,252	576,296	48,194,355	604,111,248	(47,869,057)
NET ASSETS	$187,244,106	$2,823,323,735	$2,180,743,832	$366,050,604	$1,005,290,050	$236,559,346
Class I Shares:
Net Assets	$21,950,552	$879,255,002	$468,456,713	$40,139,948	$268,151,554	$119,627,701
Shares outstanding, $.001 par value (unlimited shares authorized)	2,198,367	69,890,581	47,769,644	3,422,216	19,321,570	9,087,557
Net Asset Value Per Share	$9.98	$12.58	$9.81	$11.73	$13.88	$13.16
Class P Shares:
Net Assets	$165,293,554	$1,944,068,733	$1,712,287,119	$325,910,656	$737,138,496	$116,931,645
Shares outstanding, $.001 par value (unlimited shares authorized)	16,215,126	140,584,236	168,473,795	27,514,666	46,581,316	7,557,634
Net Asset Value Per Share	$10.19	$13.83	$10.16	$11.84	$15.82	$15.47

Investments, at cost	$313,247,597	$4,154,023,222	$2,160,007,339	$334,848,020	$785,920,836	$198,474,263
Repurchase agreements, at cost	157,110	82,895,982	22,846,687	11,026,169	16,850,906	2,544,256
Foreign currency held, at cost	52,009	4,966,649	-	1,507,733	163,178	-
Premiums received from outstanding options written	-	4,992,891	-	-	-	-

(1)	The Managed Bond and Emerging Markets Debt Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparty. The Funds invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
ASSETS
Investments, at value	$779,545,171	$2,836,984,183	$156,575,211	$1,134,363,825	$831,675,616	$2,049,341,030
Repurchase agreements, at value	39,745,564	29,312,015	46,600	-	5,112,445	14,651,378
Cash	528	28,987	-	30,317	-	-
Cash (segregated for derivative investments)	-	1,204,400	-	-	-	-
Receivables:
Dividends and interest	1,984,946	3,253,175	85,705	1,023,163	168,991	4,053,301
Fund shares sold	-	1,902,400	19,622	-	5,453	832
Securities sold	1,310,654	-	1,009,590	119,517	2,696,953	9,875,191
Variation margin	-	12,035	-	-	-	-
Prepaid expenses and other assets	8,248	24,405	1,399	9,998	9,647	20,314
Total Assets	822,595,111	2,872,721,600	157,738,127	1,135,546,820	839,669,105	2,077,942,046
LIABILITIES
Payables:
Fund shares redeemed	272,710	764,924	34,258	311,352	56,779	2,439,584
Securities purchased	309,433	1,199,277	813,045	-	4,196,072	-
Due to custodian	-	-	-	-	12,218	-
Accrued advisory fees	451,868	118,443	95,462	521,497	463,993	1,022,034
Accrued service fees (Class I only)	14,669	76,427	6,085	19,916	8,070	14,664
Accrued support service expenses	14,307	43,255	2,443	17,523	16,243	35,744
Accrued custodian, and portfolio accounting and tax fees	49,220	134,374	12,173	66,672	58,749	114,496
Accrued shareholder report expenses	18,953	59,191	3,514	25,532	22,381	47,628
Accrued trustees’ fees and expenses and deferred compensation	13,919	41,881	1,955	24,869	20,327	40,014
Accrued other	21,007	52,335	2,987	25,484	24,444	45,949
Other liabilities	-	-	-	-	-	119
Total Liabilities	1,166,086	2,490,107	971,922	1,012,845	4,879,276	3,760,232
NET ASSETS	$821,429,025	$2,870,231,493	$156,766,205	$1,134,533,975	$834,789,829	$2,074,181,814
NET ASSETS CONSIST OF:
Paid-in capital	$638,815,333	$1,278,246,385	$277,304,188	$965,107,069	$114,553,645	$667,288,788
Undistributed/accumulated earnings (deficit)	182,613,692	1,591,985,108	(120,537,983)	169,426,906	720,236,184	1,406,893,026
NET ASSETS	$821,429,025	$2,870,231,493	$156,766,205	$1,134,533,975	$834,789,829	$2,074,181,814
Class I Shares:
Net Assets	$382,104,631	$1,986,180,151	$156,745,385	$512,033,713	$208,390,211	$382,748,295
Shares outstanding, $.001 par value (unlimited shares authorized)	20,764,444	35,140,432	6,431,557	20,305,960	21,593,974	18,507,187
Net Asset Value Per Share	$18.40	$56.52	$24.37	$25.22	$9.65	$20.68
Class P Shares:
Net Assets	$439,324,394	$884,051,342	$20,820	$622,500,262	$626,399,618	$1,691,433,519
Shares outstanding, $.001 par value (unlimited shares authorized)	21,823,051	15,189,952	843	22,945,193	55,304,290	74,761,314
Net Asset Value Per Share	$20.13	$58.20	$24.70	$27.13	$11.33	$22.62

Investments, at cost	$597,810,396	$2,004,899,206	$124,333,585	$828,209,181	$656,272,433	$1,456,092,049
Repurchase agreements, at cost	39,745,564	29,312,015	46,600	-	5,112,445	14,651,378

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
ASSETS
Investments, at value	$977,790,208	$1,336,696,636	$833,410,878	$386,403,697	$1,788,627,150	$508,699,507
Repurchase agreements, at value	12,247,120	32,193,551	3,816,907	4,582,973	19,634,378	7,461,153
Cash	-	49,149	40	7,278	93,317	104,868
Cash (segregated for derivative investments)	390,000	-	-	-	-	115,800
Cash collateral received for securities on loan (1)	205,936,045	-	-	-	-	-
Foreign currency held, at value	-	-	-	-	-	18,335
Receivables:
Dividends and interest	1,312,063	2,719,778	724,201	744,164	2,601,003	662,695
Fund shares sold	3,345	15,256	18	-	355,466	4,471
Securities sold	32,744,930	-	6,007,067	3,563,099	9,840,900	982,875
Prepaid expenses and other assets	1,311	13,043	10,806	4,375	15,490	941
Total Assets	1,230,425,022	1,371,687,413	843,969,917	395,305,586	1,821,167,704	518,050,645
LIABILITIES
Payable upon return of securities loaned (1)	205,936,045	-	-	-	-	-
Payables:
Fund shares redeemed	536,337	671,480	386,322	290,032	2,338,486	353,413
Securities purchased	24,679,076	-	7,494,920	3,332,538	12,109,092	2,252,444
Securities sold short, at value (2)	212,204,488	-	-	-	-	-
Due to custodian	116,159	-	-	-	-	-
Variation margin	6,467	-	-	-	-	6,194
Accrued advisory fees	650,809	511,906	449,850	216,729	1,009,291	277,216
Accrued service fees (Class I only)	2,265	22,880	13,324	9,753	4,134	3,304
Accrued support service expenses	13,900	22,788	18,465	7,581	27,611	7,588
Accrued custodian, and portfolio accounting and tax fees	97,432	76,367	61,576	31,101	86,852	77,612
Accrued shareholder report expenses	20,017	31,600	22,141	10,413	36,695	12,930
Accrued trustees’ fees and expenses and deferred compensation	16,426	32,410	20,009	10,092	17,227	9,802
Accrued dividends and/or interest	347,767	-	-	-	-	-
Accrued other	21,428	31,343	25,494	13,943	35,266	24,925
Total Liabilities	444,648,616	1,400,774	8,492,101	3,922,182	15,664,654	3,025,428
NET ASSETS	$785,776,406	$1,370,286,639	$835,477,816	$391,383,404	$1,805,503,050	$515,025,217
NET ASSETS CONSIST OF:
Paid-in capital	$45,452,052	$1,025,753,697	$2,120,274,064	($20,558,039)	$856,695,464	$127,445,593
Undistributed/accumulated earnings (deficit)	740,324,354	344,532,942	(1,284,796,248)	411,941,443	948,807,586	387,579,624
NET ASSETS	$785,776,406	$1,370,286,639	$835,477,816	$391,383,404	$1,805,503,050	$515,025,217
Class I Shares:
Net Assets	$58,614,902	$592,932,588	$346,002,530	$254,133,961	$108,511,409	$86,453,485
Shares outstanding, $.001 par value (unlimited shares authorized)	4,599,290	16,365,754	18,641,800	21,737,521	6,388,222	4,466,784
Net Asset Value Per Share	$12.74	$36.23	$18.56	$11.69	$16.99	$19.35
Class P Shares:
Net Assets	$727,161,504	$777,354,051	$489,475,286	$137,249,443	$1,696,991,641	$428,571,732
Shares outstanding, $.001 par value (unlimited shares authorized)	42,622,637	19,336,348	21,471,145	10,743,424	67,771,427	17,033,955
Net Asset Value Per Share	$17.06	$40.20	$22.80	$12.78	$25.04	$25.16

Investments, at cost	$874,645,883	$1,105,258,913	$731,849,342	$326,087,312	$1,581,521,455	$428,180,875
Repurchase agreements, at cost	12,247,120	32,193,551	3,816,907	4,582,973	19,634,378	7,461,153
Foreign currency held, at cost	-	-	-	-	-	18,283
Securities on loan, at value (1)	201,651,024	-	-	-	-	-
Proceeds from securities sold short	202,301,126	-	-	-	-	-

(1)	The Long/Short Large-Cap Portfolio received cash collateral for securities on loan which is used as collateral to cover securities sold short (see Note (2) below) and therefore is uninvested (see Note 8 in Notes to Financial Statements).
(2)	The Long/Short Large-Cap Portfolio is required to pledge a portion of its assets to the lender as collateral for the borrowed securities. In the event of a default by this Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio
ASSETS
Investments, at value	$173,260,098	$843,737,155	$670,928,170	$1,304,349,211	$1,963,789,088	$1,650,714,960
Repurchase agreements, at value	3,652,858	18,450,156	12,765,116	15,904,252	92,059,901	379,648
Cash	-	172,855	3,922	-	132,070	3,937,444
Cash (segregated for derivative investments)	-	981,600	-	-	-	-
Foreign currency held, at value	-	-	-	-	1,592,186	2,326,268
Receivables:
Dividends and interest	76,482	929,097	734,367	1,092,587	6,280,603	12,731,283
Fund shares sold	-	71,481	20,676	59,154	3,142	107,972
Securities sold	788,699	69,244	-	-	9,576,096	18,857,006
Prepaid expenses and other assets	35,536	11,721	1,043	12,270	18,562	22,167
Total Assets	177,813,673	864,423,309	684,453,294	1,321,417,474	2,073,451,648	1,689,076,748
LIABILITIES
Payables:
Fund shares redeemed	444,250	662,485	469,771	1,501,951	455,677	1,131,089
Securities purchased	-	755,252	1,864,795	-	8,953,940	15,822,093
Variation margin	-	53,028	-	-	-	-
Accrued advisory fees	119,657	213,041	421,400	719,612	1,362,607	1,062,917
Accrued service fees (Class I only)	-	19,133	8,529	1,201	15,336	21,834
Accrued support service expenses	3,087	11,539	11,372	21,775	31,393	31,723
Accrued custodian, and portfolio accounting and tax fees	20,047	86,013	42,793	74,413	502,883	215,622
Accrued shareholder report expenses	2,782	22,860	14,523	28,683	44,740	44,578
Accrued trustees’ fees and expenses and deferred compensation	1,055	18,563	9,446	12,983	26,786	33,021
Accrued other	1,639	61,346	16,880	29,009	41,411	43,642
Other liabilities	-	-	-	-	6,763	-
Total Liabilities	592,517	1,903,260	2,859,509	2,389,627	11,441,536	18,406,519
NET ASSETS	$177,221,156	$862,520,049	$681,593,785	$1,319,027,847	$2,062,010,112	$1,670,670,229
NET ASSETS CONSIST OF:
Paid-in capital	$144,564,069	$588,940,092	$412,611,172	$895,438,602	$1,648,576,592	$1,038,689,651
Undistributed/accumulated earnings (deficit)	32,657,087	273,579,957	268,982,613	423,589,245	413,433,520	631,980,578
NET ASSETS	$177,221,156	$862,520,049	$681,593,785	$1,319,027,847	$2,062,010,112	$1,670,670,229
Class I Shares:
Net Assets		$498,634,600	$224,528,963	$31,588,112	$399,073,131	$564,195,835
Shares outstanding, $.001 par value (unlimited shares authorized)		23,160,698	11,431,859	2,046,417	24,357,952	63,413,707
Net Asset Value Per Share		$21.53	$19.64	$15.44	$16.38	$8.90
Class P Shares:
Net Assets	$177,221,156	$363,885,449	$457,064,822	$1,287,439,735	$1,662,885,181	$1,106,474,394
Shares outstanding, $.001 par value (unlimited shares authorized)	14,803,456	16,731,174	19,174,618	82,714,561	98,322,438	116,041,322
Net Asset Value Per Share	$11.97	$21.75	$23.84	$15.56	$16.91	$9.54

Investments, at cost	$148,735,973	$717,065,518	$588,961,408	$1,106,590,685	$1,633,830,410	$1,431,943,685
Repurchase agreements, at cost	3,652,858	18,450,156	12,765,116	15,904,252	92,059,901	379,648
Foreign currency held, at cost	-	-	-	-	1,597,298	2,324,883

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio
ASSETS
Investments, at value	$960,454,565	$1,362,172,094	$357,740,320	$536,674,073	$111,498,923	$684,107,940
Repurchase agreements, at value	20,193,000	39,278,079	15,607,471	3,182,814	-	340,448,858
Cash	697	-	-	-	1,811,642	1,750,839
Foreign currency held, at value	2,095,898	990,597	600	-	-	-
Receivables:
Dividends and interest	4,991,230	6,211,501	540,809	1,942,309	35,814	3,879,821
Fund shares sold	-	8,984	227,272	903,050	4,829	10,337
Securities sold	3,396,990	6,733,004	-	2,081,683	378,380	-
Forward foreign currency contracts appreciation	-	-	-	-	-	87,942,307
Prepaid expenses and other assets	11,628	19,876	3,245	6,766	906	1,782
Total Assets	991,144,008	1,415,414,135	374,119,717	544,790,695	113,730,494	1,118,141,884
LIABILITIES
Payables:
Fund shares redeemed	947,373	1,027,746	16,123	37,972	329,197	7
Securities purchased	9,931,548	13,419,535	-	3,042,464	1,893,513	-
Due to broker (1)	-	-	-	-	-	13,248,000
Due to custodian	-	-	-	-	-	3,141
Accrued advisory fees	687,814	745,619	264,500	373,644	84,821	543,309
Accrued service fees (Class I only)	3,203	10,965	14,053	11,316	4,381	180
Accrued support service expenses	19,114	18,165	5,805	11,096	1,606	18,582
Accrued custodian, and portfolio accounting and tax fees	182,311	147,408	24,526	42,457	13,501	184,516
Accrued shareholder report expenses	27,352	27,879	8,190	15,369	2,390	26,237
Accrued trustees’ fees and expenses and deferred compensation	17,931	23,629	5,000	14,147	1,680	14,872
Accrued other	28,453	26,559	7,159	17,993	1,956	29,705
Forward foreign currency contracts depreciation	-	-	-	-	-	110,009,689
Other liabilities	4,250	-	-	-	-	-
Total Liabilities	11,849,349	15,447,505	345,356	3,566,458	2,333,045	124,078,238
NET ASSETS	$979,294,659	$1,399,966,630	$373,774,361	$541,224,237	$111,397,449	$994,063,646
NET ASSETS CONSIST OF:
Paid-in capital	$540,234,367	$2,489,032,216	$121,852,103	$559,250,469	$118,257,466	$830,901,805
Undistributed/accumulated earnings (deficit)	439,060,292	(1,089,065,586)	251,922,258	(18,026,232)	(6,860,017)	163,161,841
NET ASSETS	$979,294,659	$1,399,966,630	$373,774,361	$541,224,237	$111,397,449	$994,063,646
Class I Shares:
Net Assets	$83,524,194	$287,609,292	$373,745,335	$293,232,078	$111,383,125	$4,629,957
Shares outstanding, $.001 par value (unlimited shares authorized)	8,228,018	24,449,181	10,870,015	12,610,846	18,020,557	410,678
Net Asset Value Per Share	$10.15	$11.76	$34.38	$23.25	$6.18	$11.27
Class P Shares:
Net Assets	$895,770,465	$1,112,357,338	$29,026	$247,992,159	$14,324	$989,433,689
Shares outstanding, $.001 par value (unlimited shares authorized)	64,209,811	84,657,941	773	10,253,920	1,837	86,935,691
Net Asset Value Per Share	$13.95	$13.14	$37.55	$24.19	$7.80	$11.38

Investments, at cost	$777,189,647	$1,299,206,683	$298,342,214	$504,928,056	$93,264,122	$695,272,600
Repurchase agreements, at cost	20,193,000	39,278,079	15,607,471	3,182,814	-	340,448,858
Foreign currency held, at cost	2,100,206	992,386	591	-	-	(3,076)

(1)	The Currency Strategies Portfolio received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Fund and the counterparty. The Fund invests such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix- Conservative Growth Portfolio	Pacific Dynamix- Moderate Growth Portfolio	Pacific Dynamix- Growth Portfolio
ASSETS
Investments, at value	$-	$750,701,312	$942,056,998	$-	$-	$-
Investments in affiliates, at value	3,458,352	-	-	532,531,618	2,215,860,027	702,120,115
Repurchase agreements, at value	-	161,518,923	55,819,433	-	-	-
Cash	-	-	26,196,873	-	-	-
Cash (segregated for derivative investments)	-	143,844,000	5,640,000	-	-	-
Foreign currency held, at value	-	250,886	25,852,236	-	-	-
Receivables:
Dividends and interest	-	520	15,765,612	-	-	-
Fund shares sold	6,138	32,451	1,465	1,490	492,011	96,883
Securities sold	-	307	18,215,772	110,052	-	-
Swap agreements	-	3,179,125	4,778,366	-	-	-
Variation margin	-	411,742	2,006,504	-	-	-
Due from adviser	2,257	-	-	51,598	230,001	85,901
Swap agreements, at value	-	23,091,580	11,762,875	-	-	-
Forward foreign currency contracts appreciation	-	2,937,115	11,299,004	-	-	-
Forward bond and forward volatility agreements appreciation	-	-	323,535	-	-	-
Prepaid expenses and other assets	5	12,865	19,157	847	3,307	1,026
Total Assets	3,466,752	1,085,980,826	1,119,737,830	532,695,605	2,216,585,346	702,303,925
LIABILITIES
Payables:
Fund shares redeemed	-	20	626,581	111,542	128,043	79,256
Securities purchased	6,138	-	1,083,274	-	363,968	17,627
Swap agreements	-	3,128,123	-	-	-	-
Due to broker (1)	-	7,340,000	4,765,000	-	-	-
Variation margin	-	-	7,639,949	-	-	-
Accrued advisory fees	568	883,034	696,214	88,026	364,310	115,186
Accrued service fees (Class I only)	132	1,064	1,264	20,497	85,152	26,935
Accrued support service expenses	52	20,355	14,463	9,011	35,547	11,001
Accrued custodian, and portfolio accounting and tax fees	18,788	195,724	461,564	18,241	17,784	18,241
Accrued shareholder report expenses	71	27,460	22,963	12,207	48,576	15,252
Accrued trustees’ fees and expenses and deferred compensation	22	10,594	13,538	5,586	21,108	6,721
Accrued foreign capital gains tax	-	-	197,080	-	-	-
Accrued dividends and/or interest	-	-	614,679	-	-	-
Accrued other	49	29,905	24,875	9,809	37,205	11,532
Outstanding options written, at value	-	-	1,238,686	-	-	-
Swap agreements, at value	-	7,421,118	16,528,705	-	-	-
Forward foreign currency contracts depreciation	-	856,121	25,956,615	-	-	-
Forward volatility agreement depreciation	-	-	144,419	-	-	-
Total Liabilities	25,820	19,913,518	60,029,869	274,919	1,101,693	301,751
NET ASSETS	$3,440,932	$1,066,067,308	$1,059,707,961	$532,420,686	$2,215,483,653	$702,002,174
NET ASSETS CONSIST OF:
Paid-in capital	$3,164,743	$668,673,443	$847,086,590	$427,134,080	$1,732,203,035	$501,724,217
Undistributed/accumulated earnings (deficit)	276,189	397,393,865	212,621,371	105,286,606	483,280,618	200,277,957
NET ASSETS	$3,440,932	$1,066,067,308	$1,059,707,961	$532,420,686	$2,215,483,653	$702,002,174
Class I Shares:
Net Assets	$3,440,932	$27,757,952	$33,029,470	$532,420,686	$2,215,483,653	$702,002,174
Shares outstanding, $.001 par value (unlimited shares authorized)	311,912	2,040,042	2,791,282	35,640,744	120,775,695	34,910,507
Net Asset Value Per Share	$11.03	$13.61	$11.83	$14.94	$18.34	$20.11
Class P Shares:
Net Assets		$1,038,309,356	$1,026,678,491
Shares outstanding, $.001 par value (unlimited shares authorized)		75,983,868	85,946,958
Net Asset Value Per Share		$13.66	$11.95

Investments, at cost	$-	$750,779,888	$921,730,045	$-	$-	$-
Investments in affiliates, at cost	3,193,229	-	-	453,186,619	1,795,483,401	554,241,177
Repurchase agreements, at cost	-	161,518,923	55,819,433	-	-	-
Foreign currency held, at cost	-	247,630	25,218,664	-	-	-
Premiums received from outstanding options written	-	-	3,084,486	-	-	-

(1)	The Equity Long/Short and Global Absolute Return Portfolios received cash collateral to mitigate risk of loss to certain counterparties, which will be repaid based on master netting arrangements between the Funds and the counterparty. The Funds invest such cash collateral in investment securities (see Note 5 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
ASSETS
Investments, at value	$-	$-	$-	$-	$-	$67,722,530
Investments in affiliates, at value	1,898,211,760	3,060,983,697	12,257,983,986	10,327,246,188	2,269,467,623	-
Receivables:
Dividends and interest	-	-	-	-	-	294,396
Fund shares sold	-	8,660	28,254	38,173	-	214,494
Securities sold	659,966	849,150	6,833,815	4,300,053	1,156,266	-
Prepaid expenses and other assets	3,267	5,358	20,120	16,690	3,663	5,227
Total Assets	1,898,874,993	3,061,846,865	12,264,866,175	10,331,601,104	2,270,627,552	68,236,647
LIABILITIES
Payables:
Fund shares redeemed	659,966	857,811	6,862,069	4,338,226	1,156,266	501
Securities purchased	-	-	-	-	-	508,389
Accrued advisory fees	157,009	253,110	1,013,651	853,956	187,611	10,751
Accrued service fees (Class I and D only) (1)	73,040	117,752	471,486	397,122	87,235	3,228
Accrued support service expenses	33,274	56,222	210,105	176,020	38,417	676
Accrued custodian, and portfolio accounting and tax fees	25,138	27,299	25,170	25,232	24,715	18,775
Accrued shareholder report expenses	48,212	78,186	293,202	245,281	53,331	914
Accrued trustees’ fees and expenses and deferred compensation	26,735	44,013	157,312	131,315	28,382	223
Accrued other	38,250	61,860	231,656	193,374	41,965	20,512
Total Liabilities	1,061,624	1,496,253	9,264,651	6,360,526	1,617,922	563,969
NET ASSETS	$1,897,813,369	$3,060,350,612	$12,255,601,524	$10,325,240,578	$2,269,009,630	$67,672,678
NET ASSETS CONSIST OF:
Paid-in capital	$1,257,052,571	$1,819,832,325	$6,888,201,099	$5,052,382,990	$1,062,667,366	$64,066,187
Undistributed/accumulated earnings (deficit)	640,760,798	1,240,518,287	5,367,400,425	5,272,857,588	1,206,342,264	3,606,491
NET ASSETS	$1,897,813,369	$3,060,350,612	$12,255,601,524	$10,325,240,578	$2,269,009,630	$67,672,678
Class D Shares:
Net Assets						$67,672,678
Shares outstanding, $.001 par value (unlimited shares authorized)						6,054,682
Net Asset Value Per Share						$11.18
Class I Shares:
Net Assets	$1,897,813,369	$3,060,350,612	$12,255,601,524	$10,325,240,578	$2,269,009,630
Shares outstanding, $.001 par value (unlimited shares authorized)	152,639,498	230,806,397	875,031,755	700,759,153	150,918,812
Net Asset Value Per Share	$12.43	$13.26	$14.01	$14.73	$15.03

Investments, at cost						$65,317,224
Investments in affiliates, at cost	1,714,855,153	2,611,843,481	10,028,170,280	8,247,197,128	1,795,787,545

(1)	Class I shares are subject to a non 12b-1 service fee and Class D shares are subject to 12b-1 service and distribution fees (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Core Income Portfolio	Diversified Bond Portfolio	Floating Rate Income Portfolio	Floating Rate Loan Portfolio	High Yield Bond Portfolio	Inflation Managed Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$182,665	$-	$242	$552,105	$-
Interest, net of foreign taxes withheld	6,371,958	73,973,728	11,798,872	13,079,387	24,598,091	14,386,905
Other	26,413	154,766	259,793	145,924	661	623
Total Investment Income	6,398,371	74,311,159	12,058,665	13,225,553	25,150,857	14,387,528

EXPENSES
Advisory fees	920,199	7,681,411	1,388,663	2,172,294	1,747,977	1,599,547
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	13,580	336,342	60,265	164,225	332,135	352,069
Support services expenses	10,919	114,936	11,567	16,423	26,626	24,695
Custodian fees and expenses	7,270	149,138	7,340	6,843	7,154	95,956
Portfolio accounting and tax fees	49,515	246,037	89,187	202,199	82,833	58,797
Shareholder report expenses	5,944	59,943	8,099	10,213	13,610	11,897
Legal and audit fees	6,609	71,424	6,992	9,813	16,031	15,209
Trustees’ fees and expenses	3,423	36,683	3,646	5,378	8,689	7,951
Interest expense	63	65,136	-	3	6,180	1,121,631
Other	8,840	61,773	9,320	11,848	17,332	16,541
Total Expenses	1,026,362	8,822,823	1,585,079	2,599,239	2,258,567	3,304,293
Advisory Fee Waiver (1)	-	-	-	(289,639)	-	-
Net Expenses	1,026,362	8,822,823	1,585,079	2,309,600	2,258,567	3,304,293
NET INVESTMENT INCOME (LOSS)	5,372,009	65,488,336	10,473,586	10,915,953	22,892,290	11,083,235

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	628,469	(3,122,819)	2,719,416	(1,366,206)	3,051,939	(13,469,594)
Closed short positions	-	-	-	-	-	(246,224)
Futures contract transactions	-	10,011,148	-	-	-	(651,575)
Swap transactions	-	(3,399,426)	-	-	664,253	1,769,632
Written option transactions	-	10,856,780	-	-	-	574,206
Foreign currency transactions	-	208,435	-	-	-	4,105,217
Net Realized Gain (Loss)	628,469	14,554,118	2,719,416	(1,366,206)	3,716,192	(7,918,338)

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	4,906,454	89,520,698	(6,441,572)	1,690,479	13,078,324	19,984,643
Unfunded loan commitments	-	-	(13,792)	2,957	-	-
Short positions	-	-	-	-	-	53,416
Futures contracts	-	14,991,901	-	-	-	24,723
Swaps	-	(1,062,811)	-	-	(260,527)	(69,642)
Written options	-	(82,085)	-	-	-	624,686
Foreign currencies	-	(4,812,113)	-	-	-	(11,839,122)
Change in Net Unrealized Appreciation (Depreciation)	4,906,454	98,555,590	(6,455,364)	1,693,436	12,817,797	8,778,704
NET GAIN (LOSS)	5,534,923	113,109,708	(3,735,948)	327,230	16,533,989	860,366
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,906,932	$178,598,044	$6,737,638	$11,243,183	$39,426,279	$11,943,601

Foreign taxes withheld on dividends and interest	$-	$34,829	$-	$-	$-	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Floating Rate Loan Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Inflation Strategy Portfolio	Managed Bond Portfolio	Short Duration Bond Portfolio	Emerging Markets Debt Portfolio	Comstock Portfolio	Developing Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$-	$12,140,275	$578,217
Interest, net of foreign taxes withheld	2,737,949	50,484,377	17,556,804	21,052,904	8,638	1,055
Other	172	2,383	1,236	457	776	182
Total Investment Income	2,738,121	50,486,760	17,558,040	21,053,361	12,149,689	579,454

EXPENSES
Advisory fees	431,854	6,183,880	3,543,189	2,147,353	3,681,171	717,463
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	21,142	881,907	457,048	36,029	266,048	116,770
Support services expenses	6,815	94,670	51,198	17,736	32,175	7,572
Custodian fees and expenses	1,955	141,632	22,643	64,704	10,052	7,293
Portfolio accounting and tax fees	23,397	189,808	111,010	60,078	46,369	22,336
Shareholder report expenses	3,199	46,212	30,410	7,286	15,861	3,771
Legal and audit fees	4,070	58,385	31,941	16,030	19,793	3,766
Trustees’ fees and expenses	2,147	30,332	16,404	5,666	10,343	2,780
Interest expense	27,251	545,285	-	4,077	618	897
Other	4,068	52,162	28,942	13,113	21,774	8,046
Total Expenses	525,898	8,224,273	4,292,785	2,372,072	4,104,204	890,694
Advisory Fee Waiver (1)	-	-	-	-	(77,484)	-
Net Expenses	525,898	8,224,273	4,292,785	2,372,072	4,026,720	890,694
NET INVESTMENT INCOME (LOSS)	2,212,223	42,262,487	13,265,255	18,681,289	8,122,969	(311,240)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (2)	(1,002,131)	53,510,983	226,982	15,484,284	25,495,727	10,506,837
Futures contract transactions	(207,029)	11,235,293	(314,887)	-	-	-
Swap transactions	-	(7,047,490)	-	2,989,249	-	-
Written option transactions	-	4,496,235	-	-	-	-
Foreign currency transactions	92,191	(5,718,642)	-	457,237	(1,264,944)	-
Net Realized Gain (Loss)	(1,116,969)	56,476,379	(87,905)	18,930,770	24,230,783	10,506,837

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (3)	1,807,111	32,001,566	4,255,327	4,772,063	7,301,480	19,232,295
Futures contracts	44,611	5,231,532	(174,178)	-	-	-
Swaps	-	617,509	-	67,098	-	-
Written options	-	442,794	-	-	-	-
Foreign currencies	(165,081)	(38,833,867)	-	5,130,754	(4,184,111)	-
Change in Net Unrealized Appreciation (Depreciation)	1,686,641	(540,466)	4,081,149	9,969,915	3,117,369	19,232,295
NET GAIN (LOSS)	569,672	55,935,913	3,993,244	28,900,685	27,348,152	29,739,132
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,781,895	$98,198,400	$17,258,499	$47,581,974	$35,471,121	$29,427,892

Foreign taxes withheld on dividends and interest	$-	$-	$2,756	$254,902	$430,910	$-

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Comstock Portfolio (see Note 6 in Notes to Financial Statements).
(2)	Net realized gain (loss) on investment security transactions for the Managed Bond and Emerging Markets Debt Portfolios is net of foreign capital gains tax withheld of $7,050 and $85,695, respectively.
(3)	Change in net unrealized appreciation (depreciation) on investment securities for the Emerging Markets Debt Portfolio is net of decrease in deferred foreign capital gains tax of $83,109.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Dividend Growth Portfolio	Equity Index Portfolio	Focused Growth Portfolio	Growth Portfolio	Large-Cap Growth Portfolio	Large-Cap Value Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$8,305,971	$26,435,754	$743,614	$5,022,735	$3,387,151	$22,234,626
Interest, net of foreign taxes withheld	13,387	14,957	19,793	40,860	1,814	6,376
Other	624	1,948	109	776	742	1,493
Total Investment Income	8,319,982	26,452,659	763,516	5,064,371	3,389,707	22,242,495

EXPENSES
Advisory fees	2,746,556	656,053	542,941	2,897,112	3,372,164	6,008,854
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	371,009	1,895,941	147,334	486,361	193,924	375,588
Support services expenses	25,062	76,308	4,354	31,029	29,249	61,353
Custodian fees and expenses	6,363	17,405	1,697	9,866	8,347	13,130
Portfolio accounting and tax fees	36,316	98,545	8,618	43,685	41,480	85,760
Shareholder report expenses	12,822	42,360	2,366	17,127	14,002	31,812
Legal and audit fees	15,671	47,923	2,648	18,834	17,587	38,145
Trustees’ fees and expenses	7,964	23,960	1,398	10,026	9,505	19,555
Interest expense	253	5,696	-	136	1,618	2,786
Other	17,569	44,359	2,266	20,616	19,883	37,513
Total Expenses	3,239,585	2,908,550	713,622	3,534,792	3,707,759	6,674,496
Advisory Fee Waiver (1)	-	-	-	-	(212,486)	-
Net Expenses	3,239,585	2,908,550	713,622	3,534,792	3,495,273	6,674,496
NET INVESTMENT INCOME (LOSS)	5,080,397	23,544,109	49,894	1,529,579	(105,566)	15,567,999

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	42,148,434	13,919,224	7,660,636	32,445,817	99,311,877	73,229,980
Futures contract transactions	-	4,764,779	-	-	-	-
Foreign currency transactions	1,087	-	(123)	(10,500)	(2,472)	5,934
Net Realized Gain (Loss)	42,149,521	18,684,003	7,660,513	32,435,317	99,309,405	73,235,914

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	27,234,980	189,601,968	16,438,042	135,568,275	54,869,553	44,158,780
Futures contracts	-	(244,102)	-	-	-	-
Foreign currencies	19,116	-	1,594	31,780	1	31,478
Change in Net Unrealized Appreciation (Depreciation)	27,254,096	189,357,866	16,439,636	135,600,055	54,869,554	44,190,258
NET GAIN (LOSS)	69,403,617	208,041,869	24,100,149	168,035,372	154,178,959	117,426,172
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$74,484,014	$231,585,978	$24,150,043	$169,564,951	$154,073,393	$132,994,171

Foreign taxes withheld on dividends and interest	$55,778	$-	$2,327	$30,781	$27,059	$799,792

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Large-Cap Growth Portfolio (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Long/Short Large-Cap Portfolio	Main Street Core Portfolio	Mid-Cap Equity Portfolio	Mid-Cap Growth Portfolio	Mid-Cap Value Portfolio	Small-Cap Equity Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$7,896,956	$13,970,446	$7,047,083	$1,851,320	$11,946,387	$5,230,469
Interest, net of foreign taxes withheld	4,581	5,871	2,398	2,603	12,237	117,379
Other	823	982	797	330	1,140	411
Total Investment Income	7,902,360	13,977,299	7,050,278	1,854,253	11,959,764	5,348,259

EXPENSES
Advisory fees	3,946,036	2,973,245	3,289,021	1,505,682	5,416,089	2,045,895
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	57,289	582,145	337,373	241,693	105,295	86,791
Support services expenses	24,173	39,766	32,090	13,307	47,173	17,057
Custodian fees and expenses	26,924	9,996	8,064	6,445	11,366	16,038
Portfolio accounting and tax fees	53,487	55,199	45,789	20,402	66,043	49,474
Shareholder report expenses	12,330	21,004	14,454	6,411	26,178	8,270
Legal and audit fees	14,362	24,440	20,300	7,917	30,078	10,607
Trustees’ fees and expenses	7,454	12,766	10,128	4,337	14,366	5,170
Interest expense	582,871	2,755	325	-	788	2,351
Dividend expenses	2,718,362	-	-	-	-	-
Licensing fee	-	-	-	-	-	66,005
Other	9,979	25,589	21,570	10,720	29,378	7,932
Total Expenses	7,453,267	3,746,905	3,779,114	1,816,914	5,746,754	2,315,590
Advisory Fee Waiver (1)	-	-	-	(53,774)	-	(272,786)
Net Expenses	7,453,267	3,746,905	3,779,114	1,763,140	5,746,754	2,042,804
NET INVESTMENT INCOME (LOSS)	449,093	10,230,394	3,271,164	91,113	6,213,010	3,305,455

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	64,781,506	70,717,683	139,542,760	5,527,476	58,396,146	37,919,015
Closed short positions	(13,380,853)	-	-	-	-	-
Futures contract transactions	850,401	-	(3,349,882)	(1,263,076)	(341,605)	115,886
Written option transactions	-	-	-	106,353	-	-
Foreign currency transactions	2,466	(7,998)	-	(843)	-	(2,946)
Net Realized Gain (Loss)	52,253,520	70,709,685	136,192,878	4,369,910	58,054,541	38,031,955

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	12,564,117	42,362,158	(51,313,972)	47,462,021	40,326,136	(40,093,406)
Short positions	4,220,389	-	-	-	-	-
Futures contracts	(8,341)	-	-	-	-	22,969
Foreign currencies	827	17,334	-	62,804	-	2,562
Change in Net Unrealized Appreciation (Depreciation)	16,776,992	42,379,492	(51,313,972)	47,524,825	40,326,136	(40,067,875)
NET GAIN (LOSS)	69,030,512	113,089,177	84,878,906	51,894,735	98,380,677	(2,035,920)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$69,479,605	$123,319,571	$88,150,070	$51,985,848	$104,593,687	$1,269,535

Foreign taxes withheld on dividends and interest	$21,719	$117,072	$2,021	$100,010	$-	$23,030

(1)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Mid-Cap Growth and Small-Cap Equity Portfolios (see Note 6 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Small-Cap Growth Portfolio	Small-Cap Index Portfolio	Small-Cap Value Portfolio	Value Advantage Portfolio	Emerging Markets Portfolio	International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$612,141	$7,611,133	$3,627,475	$13,107,022	$20,939,791	$33,464,590
Interest, net of foreign taxes withheld	1,079	8,950	3,629	9,644	20,700	34,540
Other	132	865	459	894	1,444	1,491
Total Investment Income	613,352	7,620,948	3,631,563	13,117,560	20,961,935	33,500,621

EXPENSES
Advisory fees	723,773	1,617,418	2,373,454	4,041,883	7,788,945	7,245,954
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	-	484,589	227,674	30,382	370,267	529,895
Support services expenses	5,465	34,722	19,124	37,087	57,292	57,879
Custodian fees and expenses	6,076	13,880	9,381	12,721	247,030	78,056
Portfolio accounting and tax fees	10,327	60,223	28,435	52,732	175,761	114,286
Shareholder report expenses	2,621	15,102	10,138	19,715	31,056	28,016
Legal and audit fees	4,077	22,082	12,328	23,420	35,606	34,921
Trustees’ fees and expenses	1,516	10,739	5,812	11,359	18,306	18,801
Interest expense	-	2,616	815	-	1,183	6,753
Licensing fee	-	237,172	-	-	-	-
Offering expenses	37,103	-	-	-	-	-
Other	942	22,652	8,369	24,020	34,829	35,753
Total Expenses	791,900	2,521,195	2,695,530	4,253,319	8,760,275	8,150,314
Net Expenses	791,900	2,521,195	2,695,530	4,253,319	8,760,275	8,150,314
NET INVESTMENT INCOME (LOSS)	(178,548)	5,099,753	936,033	8,864,241	12,201,660	25,350,307

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	7,467,210	127,459,651	36,954,660	43,059,014	53,948,535	115,227,636
Futures contract transactions	-	610,378	22,478	(67,196)	(205,150)	(2,666,481)
Foreign currency transactions	-	-	(1,301)	-	(1,765,607)	4,156,459
Net Realized Gain (Loss)	7,467,210	128,070,029	36,975,837	42,991,818	51,977,778	116,717,614

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	6,837,588	(91,801,081)	(36,342,782)	5,264,447	262,948,187	185,359,843
Futures contracts	-	286,922	-	-	-	-
Foreign currencies	-	31	-	-	1,814,377	682,060
Change in Net Unrealized Appreciation (Depreciation)	6,837,588	(91,514,128)	(36,342,782)	5,264,447	264,762,564	186,041,903
NET GAIN (LOSS)	14,304,798	36,555,901	633,055	48,256,265	316,740,342	302,759,517
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,126,250	$41,655,654	$1,569,088	$57,120,506	$328,942,002	$328,109,824

Foreign taxes withheld on dividends and interest	$-	$980	$7,970	$-	$2,671,382	$4,017,744

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	International Small-Cap Portfolio	International Value Portfolio	Health Sciences Portfolio	Real Estate Portfolio	Technology Portfolio	Currency Strategies Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$17,844,798	$22,785,234	$2,088,946	($796,790)	$333,930	$-
Interest, net of foreign taxes withheld	-	7,763	2,240	2,769	6,010	2,069,187
Other	937	10,645	253	501	118	1,122
Total Investment Income	17,845,735	22,803,642	2,091,439	(793,520)	340,058	2,070,309

EXPENSES
Advisory fees	4,812,918	3,713,839	1,519,112	2,655,483	456,646	3,485,229
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	79,547	276,573	337,554	299,075	101,464	4,989
Support services expenses	35,009	32,752	10,139	19,996	2,869	32,851
Custodian fees and expenses	53,786	36,587	4,536	4,842	4,109	48,672
Portfolio accounting and tax fees	98,233	95,615	15,951	29,705	5,602	100,977
Shareholder report expenses	16,680	19,594	5,362	9,264	1,673	16,311
Legal and audit fees	20,837	20,274	6,083	11,964	1,749	19,762
Trustees’ fees and expenses	11,448	10,498	3,304	6,539	924	9,845
Interest expense	10,930	14,374	28	-	331	44,580
Other	23,009	21,604	5,275	14,907	1,469	13,310
Total Expenses	5,162,397	4,241,710	1,907,344	3,051,775	576,836	3,776,526
Net Expenses	5,162,397	4,241,710	1,907,344	3,051,775	576,836	3,776,526
NET INVESTMENT INCOME (LOSS)	12,683,338	18,561,932	184,095	(3,845,295)	(236,778)	(1,706,217)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (1)	91,141,544	71,646,861	292,612	43,821,517	2,598,968	(14,280,508)
Futures contract transactions	(1,465,519)	(2,538,731)	-	-	-	-
Written option transactions	-	-	-	-	(9,507)	-
Foreign currency transactions	2,179,245	(87,670)	110,620	-	(2,590)	33,368,098
Net Realized Gain (Loss)	91,855,270	69,020,460	403,232	43,821,517	2,586,871	19,087,590

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	72,312,729	28,291,328	58,984,126	(49,636,604)	16,052,996	9,332,575
Foreign currencies	243,000	1,345,052	(95,504)	-	35	(24,782,644)
Change in Net Unrealized Appreciation (Depreciation)	72,555,729	29,636,380	58,888,622	(49,636,604)	16,053,031	(15,450,069)
NET GAIN (LOSS)	164,410,999	98,656,840	59,291,854	(5,815,087)	18,639,902	3,637,521
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,094,337	$117,218,772	$59,475,949	(9,660,382)	$18,403,124	$1,931,304

Foreign taxes withheld on dividends and interest	$2,162,576	$2,949,523	$16,930	$-	$1,003	$-

(1)	Net realized gain (loss) on investment security transactions for the International Value Portfolio is net of foreign capital gains tax withheld of $2,013.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Diversified Alternatives Portfolio	Equity Long/Short Portfolio	Global Absolute Return Portfolio	Pacific Dynamix- Conservative Growth Portfolio	Pacific Dynamix- Moderate Growth Portfolio	Pacific Dynamix- Growth Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld (1)	$-	$306,632	$52,657	$-	$-	$-
Interest, net of foreign taxes withheld	-	2,140,461	25,073,092	-	-	-
Other	3	882	643	394	1,597	498
Total Investment Income	3	2,447,975	25,126,392	394	1,597	498

EXPENSES
Advisory fees	3,272	6,620,143	3,578,105	524,942	2,117,064	662,674
Service fees (Class I only, see Note 6 in Notes to Financial Statements)	3,272	23,281	30,995	524,942	2,117,064	662,674
Support services expenses	93	35,687	25,654	15,803	62,487	19,417
Custodian fees and expenses	-	47,144	308,929	-	-	-
Portfolio accounting and tax fees	15,732	108,210	87,728	15,724	15,721	15,758
Shareholder report expenses	52	17,355	15,150	8,190	33,336	10,480
Legal and audit fees	59	21,810	15,309	9,845	39,072	12,114
Trustees’ fees and expenses	27	11,118	8,156	4,680	18,467	5,742
Interest expense	-	18,792	90,107	-	-	-
Other	13	22,029	19,516	1,867	8,128	2,481
Total Expenses	22,520	6,925,569	4,179,649	1,105,993	4,411,339	1,391,340
Advisory Fee Waiver (2)	-	(863,497)	-	-	-	-
Adviser Reimbursement (3)	(14,333)	-	-	(148,052)	(637,155)	(235,798)
Net Expenses	8,187	6,062,072	4,179,649	957,941	3,774,184	1,155,542
NET INVESTMENT INCOME (LOSS)	(8,184)	(3,614,097)	20,946,743	(957,547)	(3,772,587)	(1,155,044)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions (4)	-	2,684	19,786,077	-	-	-
Investment securities from affiliated mutual fund investments	33,865	-	-	16,232,675	41,507,867	24,867,035
Futures contract transactions	-	47,940,293	(6,066,533)	-	-	-
Swap transactions	-	142,364,043	(3,956,957)	-	-	-
Written option transactions	-	-	348,632	-	-	-
Foreign currency transactions	-	6,044,078	(899,784)	-	-	-
Net Realized Gain (Loss)	33,865	196,351,098	9,211,435	16,232,675	41,507,867	24,867,035

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (4)	-	14,509	31,144,084	-	-	-
Investment securities from affiliated mutual fund investments	118,072	-	-	10,452,997	97,487,063	27,996,681
Futures contracts	-	(7,210,318)	7,399,132	-	-	-
Swaps	-	(124,895,834)	(3,841,551)	-	-	-
Written options	-	-	3,562,767	-	-	-
Foreign currencies	-	5,924,314	(22,932,712)	-	-	-
Forward bonds and forward volatility agreements	-	-	179,116	-	-	-
Change in Net Unrealized Appreciation (Depreciation)	118,072	(126,167,329)	15,510,836	10,452,997	97,487,063	27,996,681
NET GAIN (LOSS)	151,937	70,183,769	24,722,271	26,685,672	138,994,930	52,863,716
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$143,753	$66,569,672	$45,669,014	$25,728,125	$135,222,343	$51,708,672

Foreign taxes withheld on dividends and interest	$-	$-	$215,041	$-	$-	$-

(1)	No dividends and capital gain distributions were received by the Diversified Alternatives, Pacific Dynamix-Conservative Growth, Pacific Dynamix-Moderate Growth, and Pacific Dynamix-Growth Portfolios from their underlying funds during the period ended June 30, 2017 under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(2)	Pacific Life Fund Advisors LLC waived a portion of its advisory fees for the Equity Long/Short Portfolio (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the Diversified Alternatives, Pacific Dynamix-Conservative Growth, Pacific Dynamix-Moderate Growth, and Pacific Dynamix-Growth Portfolios (see Note 7B in Notes to Financial Statements).
(4)	Change in net unrealized appreciation (depreciation) on investment securities for the Global Absolute Return Portfolio is net of decrease in deferred foreign capital gains tax of $197,080.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Portfolio Optimization Conservative Portfolio	Portfolio Optimization Moderate- Conservative Portfolio	Portfolio Optimization Moderate Portfolio	Portfolio Optimization Growth Portfolio	Portfolio Optimization Aggressive- Growth Portfolio	PSF DFA Balanced Allocation Portfolio
INVESTMENT INCOME
Dividends (1)	$-	$-	$-	$-	$-	$539,677
Other	1,454	2,310	9,213	7,740	1,691	38
Total Investment Income	1,454	2,310	9,213	7,740	1,691	539,715

EXPENSES
Advisory fees	968,765	1,546,698	6,117,787	5,141,641	1,124,178	50,294
Distribution and/or service fees (2)	1,937,531	3,093,396	12,235,575	10,283,282	2,248,357	62,868
Support services expenses	60,135	96,631	370,232	310,394	67,654	1,243
Portfolio accounting and tax fees	21,919	24,141	24,575	24,282	21,689	16,198
Shareholder report expenses	29,960	48,122	190,396	160,124	35,068	857
Legal and audit fees	35,985	59,067	226,637	190,327	41,613	860
Trustees’ fees and expenses	18,059	28,951	110,193	92,280	20,091	355
Interest expense	122	188	650	543	116	-
Offering expenses	-	-	-	-	-	27,944
Other	8,177	13,389	50,149	41,771	9,097	128
Total Expenses	3,080,653	4,910,583	19,326,194	16,244,644	3,567,863	160,747
Adviser Reimbursement (3)	-	-	-	-	-	(22,562)
Net Expenses	3,080,653	4,910,583	19,326,194	16,244,644	3,567,863	138,185
NET INVESTMENT INCOME (LOSS)	(3,079,199)	(4,908,273)	(19,316,981)	(16,236,904)	(3,566,172)	401,530

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	-	-	-	-	-	178,827
Investment securities from affiliated mutual fund investments	57,579,987	208,314,423	514,264,123	524,720,939	122,303,960	-
Net Realized Gain (Loss)	57,579,987	208,314,423	514,264,123	524,720,939	122,303,960	178,827

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	-	-	-	-	-	2,021,504
Investment securities from affiliated mutual fund investments	26,106,171	(27,058,086)	306,087,559	290,359,344	73,393,518	-
Change in Net Unrealized Appreciation (Depreciation)	26,106,171	(27,058,086)	306,087,559	290,359,344	73,393,518	2,021,504
NET GAIN (LOSS)	83,686,158	181,256,337	820,351,682	815,080,283	195,697,478	2,200,331
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,606,959	$176,348,064	$801,034,701	$798,843,379	$192,131,306	$2,601,861

(1)	No dividend and capital gain distributions were received by the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Portfolios from their underlying funds for the period ended June 30, 2017 under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(2)	Class I shares are subject to a non-12b-1 service fee and Class D shares are subject to 12b-1 service and distribution fees (see Note 6 in Notes to Financial Statements).
(3)	Pacific Life Fund Advisors LLC reimbursed expenses for the PSF DFA Balanced Allocation Portfolio (See Note 7B in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
OPERATIONS
Net investment income (loss)	$5,372,009	$11,103,052	$65,488,336	$127,763,789	$10,473,586	$17,167,799
Net realized gain (loss)	628,469	(4,561,999)	14,554,118	34,592,993	2,719,416	(4,454,056)
Change in net unrealized appreciation (depreciation)	4,906,454	14,177,505	98,555,590	14,864,997	(6,455,364)	19,635,017
Net Increase (Decrease) in Net Assets Resulting from Operations	10,906,932	20,718,558	178,598,044	177,221,779	6,737,638	32,348,760
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,871,543	7,604,214	88,782,515	69,729,490	20,489,059	19,217,506
Class P	29,558,822	4,716,824	169,199,512	538,229,173	259,609,117	6,433,732
Cost of shares repurchased
Class I	(392,233)	(3,651,296)	(15,865,607)	(59,862,037)	(9,330,467)	(18,570,365)
Class P	(12,658,702)	(62,377,331)	(374,908,762)	(518,601,265)	(17,722,243)	(130,113,555)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,379,430	(53,707,589)	(132,792,342)	29,495,361	253,045,466	(123,032,682)
NET INCREASE (DECREASE) IN NET ASSETS	36,286,362	(32,989,031)	45,805,702	206,717,140	259,783,104	(90,683,922)
NET ASSETS
Beginning of Year or Period	359,522,261	392,511,292	3,822,858,447	3,616,141,307	367,685,333	458,369,255
End of Year or Period	$395,808,623	$359,522,261	$3,868,664,149	$3,822,858,447	$627,468,437	$367,685,333
	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
OPERATIONS
Net investment income (loss)	$10,915,953	$24,280,809	$22,892,290	$53,552,838	$11,083,235	$19,845,065
Net realized gain (loss)	(1,366,206)	(9,786,681)	3,716,192	(43,477,749)	(7,918,338)	(19,152,455)
Change in net unrealized appreciation (depreciation)	1,693,436	42,182,298	12,817,797	127,783,473	8,778,704	35,403,844
Net Increase (Decrease) in Net Assets Resulting from Operations	11,243,183	56,676,426	39,426,279	137,858,562	11,943,601	36,096,454
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	28,969,578	27,469,453	35,208,776	93,097,859	20,770,692	20,586,215
Class P	209,432,396	11,343,526	4,773,659	12,967,130	14,468,037	199,181,729
Cost of shares repurchased
Class I	(10,008,301)	(21,579,263)	(41,484,505)	(100,805,182)	(24,737,179)	(68,782,443)
Class P	(26,231,971)	(270,045,769)	(67,990,726)	(295,618,347)	(130,510,658)	(61,394,170)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	202,161,702	(252,812,053)	(69,492,796)	(290,358,540)	(120,009,108)	89,591,331
NET INCREASE (DECREASE) IN NET ASSETS	213,404,885	(196,135,627)	(30,066,517)	(152,499,978)	(108,065,507)	125,687,785
NET ASSETS
Beginning of Year or Period	529,004,520	725,140,147	889,007,696	1,041,507,674	826,208,521	700,520,736
End of Year or Period	$742,409,405	$529,004,520	$858,941,179	$889,007,696	$718,143,014	$826,208,521

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
OPERATIONS
Net investment income (loss)	$2,212,223	$1,489,676	$42,262,487	$87,322,388	$13,265,255	$19,419,578
Net realized gain (loss)	(1,116,969)	3,938,875	56,476,379	(26,554,655)	(87,905)	(1,959,249)
Change in net unrealized appreciation (depreciation)	1,686,641	332,349	(540,466)	28,640,221	4,081,149	5,504,068
Net Increase (Decrease) in Net Assets Resulting from Operations	2,781,895	5,760,900	98,198,400	89,407,954	17,258,499	22,964,397
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	6,309,820	4,959,122	60,949,792	44,722,958	72,095,650	57,030,201
Class P	7,746,215	5,300,031	7,040,845	381,524,025	525,775,979	992,525,985
Cost of shares repurchased
Class I	(1,471,365)	(7,676,505)	(66,604,195)	(131,464,500)	(27,208,620)	(68,726,528)
Class P	(55,542,919)	(44,579,563)	(460,379,270)	(343,181,929)	(60,867,840)	(484,731,298)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(42,958,249)	(41,996,915)	(458,992,828)	(48,399,446)	509,795,169	496,098,360
NET INCREASE (DECREASE) IN NET ASSETS	(40,176,354)	(36,236,015)	(360,794,428)	41,008,508	527,053,668	519,062,757
NET ASSETS
Beginning of Year or Period	227,420,460	263,656,475	3,184,118,163	3,143,109,655	1,653,690,164	1,134,627,407
End of Year or Period	$187,244,106	$227,420,460	$2,823,323,735	$3,184,118,163	$2,180,743,832	$1,653,690,164

	Emerging Markets Debt Portfolio		Comstock Portfolio		Developing Growth Portfolio
OPERATIONS
Net investment income (loss)	$18,681,289	$55,610,896	$8,122,969	$24,675,719	($311,240)	($878,704)
Net realized gain (loss)	18,930,770	(18,952,439)	24,230,783	65,183,504	10,506,837	(33,093,241)
Change in net unrealized appreciation (depreciation)	9,969,915	88,273,060	3,117,369	80,461,313	19,232,295	9,759,263
Net Increase (Decrease) in Net Assets Resulting from Operations	47,581,974	124,931,517	35,471,121	170,320,536	29,427,892	(24,212,682)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	20,893,481	13,412,406	6,507,141	10,378,909	1,814,904	8,245,119
Class P	29,677,305	13,561,438	60,023,298	12,666,673	7,483,531	1,546,867
Cost of shares repurchased
Class I	(4,780,815)	(10,006,370)	(14,856,351)	(36,258,455)	(8,483,111)	(21,344,086)
Class P	(325,292,407)	(386,275,941)	(173,225,704)	(289,224,830)	(30,103,628)	(255,746,319)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(279,502,436)	(369,308,467)	(121,551,616)	(302,437,703)	(29,288,304)	(267,298,419)
NET INCREASE (DECREASE) IN NET ASSETS	(231,920,462)	(244,376,950)	(86,080,495)	(132,117,167)	139,588	(291,511,101)
NET ASSETS
Beginning of Year or Period	597,971,066	842,348,016	1,091,370,545	1,223,487,712	236,419,758	527,930,859
End of Year or Period	$366,050,604	$597,971,066	$1,005,290,050	$1,091,370,545	$236,559,346	$236,419,758

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
OPERATIONS
Net investment income (loss)	$5,080,397	$11,688,240	$23,544,109	$42,503,784	$49,894	($216,149)
Net realized gain (loss)	42,149,521	55,455,011	18,684,003	86,142,638	7,660,513	10,280,454
Change in net unrealized appreciation (depreciation)	27,254,096	17,749,189	189,357,866	116,523,996	16,439,636	(7,159,294)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,484,014	84,892,440	231,585,978	245,170,418	24,150,043	2,905,011
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,633,266	40,795,924	258,831,177	223,774,044	6,418,818	19,977,202
Class P	97,266	97,946,279	217,897,832	181,863,268	-	-
Cost of shares repurchased
Class I	(21,132,406)	(29,990,820)	(91,626,155)	(231,716,974)	(9,623,423)	(43,191,479)
Class P	(64,037,468)	(56,578,233)	(84,559,924)	(90,187,058)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(77,439,342)	52,173,150	300,542,930	83,733,280	(3,204,605)	(23,214,277)
NET INCREASE (DECREASE) IN NET ASSETS	(2,955,328)	137,065,590	532,128,908	328,903,698	20,945,438	(20,309,266)
NET ASSETS
Beginning of Year or Period	824,384,353	687,318,763	2,338,102,585	2,009,198,887	135,820,767	156,130,033
End of Year or Period	$821,429,025	$824,384,353	$2,870,231,493	$2,338,102,585	$156,766,205	$135,820,767

	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	$1,529,579	$2,124,726	($105,566)	$402,793	$15,567,999	$32,095,897
Net realized gain (loss)	32,435,317	77,635,910	99,309,405	40,225,860	73,235,914	110,637,915
Change in net unrealized appreciation (depreciation)	135,600,055	(59,129,411)	54,869,554	(44,606,873)	44,190,258	103,431,456
Net Increase (Decrease) in Net Assets Resulting from Operations	169,564,951	20,631,225	154,073,393	(3,978,220)	132,994,171	246,165,268
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,207,702	21,636,927	17,426,290	13,459,482	10,305,686	15,277,471
Class P	75,958,590	2,519,673	140,062	4,147,319	179,336,337	152,753,823
Cost of shares repurchased
Class I	(24,850,978)	(67,815,284)	(13,931,713)	(49,330,022)	(23,352,382)	(58,401,278)
Class P	(73,996,365)	(143,106,979)	(265,242,111)	(227,328,263)	(268,643,352)	(199,512,524)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(14,681,051)	(186,765,663)	(261,607,472)	(259,051,484)	(102,353,711)	(89,882,508)
NET INCREASE (DECREASE) IN NET ASSETS	154,883,900	(166,134,438)	(107,534,079)	(263,029,704)	30,640,460	156,282,760
NET ASSETS
Beginning of Year or Period	979,650,075	1,145,784,513	942,323,908	1,205,353,612	2,043,541,354	1,887,258,594
End of Year or Period	$1,134,533,975	$979,650,075	$834,789,829	$942,323,908	$2,074,181,814	$2,043,541,354

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Long/Short Large-Cap Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$449,093	$3,941,555	$10,230,394	$21,038,481	$3,271,164	$10,074,448
Net realized gain (loss)	52,253,520	(12,757,837)	70,709,685	42,151,407	136,192,878	31,756,338
Change in net unrealized appreciation (depreciation)	16,776,992	67,536,300	42,379,492	81,737,165	(51,313,972)	133,988,146
Net Increase (Decrease) in Net Assets Resulting from Operations	69,479,605	58,720,018	123,319,571	144,927,053	88,150,070	175,818,932
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,759,053	3,671,194	5,397,883	28,867,619	8,622,414	24,327,957
Class P	36,228,931	64,932,036	75,593,346	7,866,416	6,567,366	202,480,355
Cost of shares repurchased
Class I	(5,069,867)	(11,950,682)	(31,201,071)	(75,277,538)	(19,715,855)	(51,326,765)
Class P	(117,286,167)	(521,370,844)	(104,648,634)	(184,835,272)	(328,563,230)	(117,746,639)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(82,368,050)	(464,718,296)	(54,858,476)	(223,378,775)	(333,089,305)	57,734,908
NET INCREASE (DECREASE) IN NET ASSETS	(12,888,445)	(405,998,278)	68,461,095	(78,451,722)	(244,939,235)	233,553,840
NET ASSETS
Beginning of Year or Period	798,664,851	1,204,663,129	1,301,825,544	1,380,277,266	1,080,417,051	846,863,211
End of Year or Period	$785,776,406	$798,664,851	$1,370,286,639	$1,301,825,544	$835,477,816	$1,080,417,051

	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
OPERATIONS
Net investment income (loss)	$91,113	$1,659,324	$6,213,010	$16,711,237	$3,305,455	$6,720,028
Net realized gain (loss)	4,369,910	4,068,536	58,054,541	(4,145,659)	38,031,955	35,401,028
Change in net unrealized appreciation (depreciation)	47,524,825	20,328,383	40,326,136	201,270,712	(40,067,875)	107,557,352
Net Increase (Decrease) in Net Assets Resulting from Operations	51,985,848	26,056,243	104,593,687	213,836,290	1,269,535	149,678,408
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	7,462,429	18,610,942	7,647,482	16,995,193	7,591,830	31,805,343
Class P	3,248,967	792,275	301,521,658	499,299,640	10,909,584	778,639
Cost of shares repurchased
Class I	(14,784,423)	(46,980,526)	(6,954,142)	(16,968,209)	(12,677,062)	(13,152,239)
Class P	(87,238,396)	(147,538,419)	(155,493,747)	(195,664,585)	(86,063,563)	(162,493,976)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(91,311,423)	(175,115,728)	146,721,251	303,662,039	(80,239,211)	(143,062,233)
NET INCREASE (DECREASE) IN NET ASSETS	(39,325,575)	(149,059,485)	251,314,938	517,498,329	(78,969,676)	6,616,175
NET ASSETS
Beginning of Year or Period	430,708,979	579,768,464	1,554,188,112	1,036,689,783	593,994,893	587,378,718
End of Year or Period	$391,383,404	$430,708,979	$1,805,503,050	$1,554,188,112	$515,025,217	$593,994,893

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year/Period Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Small-Cap Growth Portfolio (2)		Small-Cap Index Portfolio		Small-Cap Value Portfolio
OPERATIONS
Net investment income (loss)	($178,548)	$12,995	$5,099,753	$12,035,361	$936,033	$1,813,888
Net realized gain (loss)	7,467,210	831,306	128,070,029	29,638,716	36,975,837	35,068,674
Change in net unrealized appreciation (depreciation)	6,837,588	17,686,536	(91,514,128)	176,132,056	(36,342,782)	120,604,203
Net Increase (Decrease) in Net Assets Resulting from Operations	14,126,250	18,530,837	41,655,654	217,806,133	1,569,088	157,486,765
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	-	-	22,853,978	48,720,866	14,066,688	33,743,880
Class P	14,120,927	172,660,742	34,491	308,606,963	108,004,221	131,978,632
Cost of shares repurchased
Class I	-	-	(27,419,060)	(48,008,611)	(22,915,311)	(38,137,578)
Class P	(35,174,311)	(7,043,289)	(358,875,461)	(136,980,834)	(73,978,376)	(76,248,309)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(21,053,384)	165,617,453	(363,406,052)	172,338,384	25,177,222	51,336,625
NET INCREASE (DECREASE) IN NET ASSETS	(6,927,134)	184,148,290	(321,750,398)	390,144,517	26,746,310	208,823,390
NET ASSETS
Beginning of Year or Period	184,148,290	–	1,184,270,447	794,125,930	654,847,475	446,024,085
End of Year or Period	$177,221,156	$184,148,290	$862,520,049	$1,184,270,447	$681,593,785	$654,847,475

	Value Advantage Portfolio		Emerging Markets Portfolio		International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$8,864,241	$18,345,947	$12,201,660	$12,775,702	$25,350,307	$33,602,109
Net realized gain (loss)	42,991,818	19,197,811	51,977,778	(2,425,699)	116,717,614	8,708,439
Change in net unrealized appreciation (depreciation)	5,264,447	149,073,202	264,762,564	119,553,243	186,041,903	(46,339,449)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,120,506	186,616,960	328,942,002	129,903,246	328,109,824	(4,028,901)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	8,424,846	12,818,143	19,475,538	51,237,023	16,248,975	101,726,665
Class P	151,676,482	218,241,979	96,890,769	488,340,161	175,423	58,936,537
Cost of shares repurchased
Class I	(6,641,306)	(4,845,596)	(19,998,718)	(56,312,196)	(40,170,939)	(80,016,529)
Class P	(136,245,775)	(163,430,891)	(199,648,593)	(192,632,375)	(539,193,854)	(393,248,891)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	17,214,247	62,783,635	(103,281,004)	290,632,613	(562,940,395)	(312,602,218)
NET INCREASE (DECREASE) IN NET ASSETS	74,334,753	249,400,595	225,660,998	420,535,859	(234,830,571)	(316,631,119)
NET ASSETS
Beginning of Year or Period	1,244,693,094	995,292,499	1,836,349,114	1,415,813,255	1,905,500,800	2,222,131,919
End of Year or Period	$1,319,027,847	$1,244,693,094	$2,062,010,112	$1,836,349,114	$1,670,670,229	$1,905,500,800

(1)	Unaudited.
(2)	Operations commenced on October 28, 2016.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	International Small-Cap Portfolio		International Value Portfolio		Health Sciences Portfolio
OPERATIONS
Net investment income (loss)	$12,683,338	$18,756,151	$18,561,932	$26,304,235	$184,095	$274,532
Net realized gain (loss)	91,855,270	28,528,749	69,020,460	(45,663,479)	403,232	22,878,319
Change in net unrealized appreciation (depreciation)	72,555,729	(6,511,769)	29,636,380	54,333,602	58,888,622	(47,562,442)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,094,337	40,773,131	117,218,772	34,974,358	59,475,949	(24,409,591)
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	3,648,694	18,287,479	6,075,112	17,670,082	23,378,025	21,171,801
Class P	109,664	1,957,057	309,309,505	101,626,528	-	-
Cost of shares repurchased
Class I	(7,176,197)	(22,526,163)	(14,337,902)	(48,564,536)	(27,491,522)	(79,820,362)
Class P	(348,511,292)	(459,165,264)	(78,632,998)	(97,071,514)	-	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(351,929,131)	(461,446,891)	222,413,717	(26,339,440)	(4,113,497)	(58,648,561)
NET INCREASE (DECREASE) IN NET ASSETS	(174,834,794)	(420,673,760)	339,632,489	8,634,918	55,362,452	(83,058,152)
NET ASSETS
Beginning of Year or Period	1,154,129,453	1,574,803,213	1,060,334,141	1,051,699,223	318,411,909	401,470,061
End of Year or Period	$979,294,659	$1,154,129,453	$1,399,966,630	$1,060,334,141	$373,774,361	$318,411,909

	Real Estate Portfolio		Technology Portfolio		Currency Strategies Portfolio
OPERATIONS
Net investment income (loss)	($3,845,295)	$19,433,038	($236,778)	($477,850)	($1,706,217)	($5,509,757)
Net realized gain (loss)	43,821,517	41,493,809	2,586,871	(5,192,208)	19,087,590	95,308,952
Change in net unrealized appreciation (depreciation)	(49,636,604)	(11,742,880)	16,053,031	(773,673)	(15,450,069)	(27,848,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,660,382)	49,183,967	18,403,124	(6,443,731)	1,931,304	61,951,032
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	11,537,232	31,245,448	13,297,536	15,351,152	330,638	4,421,779
Class P	13,602,999	8,654,847	-	-	31,594,451	7,696,009
Cost of shares repurchased
Class I	(28,844,629)	(56,858,672)	(7,496,756)	(21,468,638)	(926,965)	(3,384,274)
Class P	(129,162,740)	(142,930,170)	-	-	(136,414,607)	(263,416,342)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(132,867,138)	(159,888,547)	5,800,780	(6,117,486)	(105,416,483)	(254,682,828)
NET INCREASE (DECREASE) IN NET ASSETS	(142,527,520)	(110,704,580)	24,203,904	(12,561,217)	(103,485,179)	(192,731,796)
NET ASSETS
Beginning of Year or Period	683,751,757	794,456,337	87,193,545	99,754,762	1,097,548,825	1,290,280,621
End of Year or Period	$541,224,237	$683,751,757	$111,397,449	$87,193,545	$994,063,646	$1,097,548,825

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	Diversified Alternatives Portfolio		Equity Long/Short Portfolio		Global Absolute Return Portfolio
OPERATIONS
Net investment income (loss)	($8,184)	($12,450)	($3,614,097)	($10,473,259)	$20,946,743	$49,498,487
Net realized gain (loss)	33,865	(102)	196,351,098	90,165,379	9,211,435	(65,406,588)
Change in net unrealized appreciation (depreciation)	118,072	146,491	(126,167,329)	51,315,528	15,510,836	56,944,553
Net Increase (Decrease) in Net Assets Resulting from Operations	143,753	133,939	66,569,672	131,007,648	45,669,014	41,036,452
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class I	619,463	846,233	8,355,763	14,155,383	19,045,891	2,858,999
Class P	-	-	13,883,367	7,180,961	240,107,026	8,952,277
Cost of shares repurchased
Class I	(275,504)	(51,378)	(2,280,703)	(10,714,214)	(1,511,716)	(3,557,111)
Class P	-	-	(222,302,106)	(276,557,980)	(85,280,980)	(338,922,825)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	343,959	794,855	(202,343,679)	(265,935,850)	172,360,221	(330,668,660)
NET INCREASE (DECREASE) IN NET ASSETS	487,712	928,794	(135,774,007)	(134,928,202)	218,029,235	(289,632,208)
NET ASSETS
Beginning of Year or Period	2,953,220	2,024,426	1,201,841,315	1,336,769,517	841,678,726	1,131,310,934
End of Year or Period	$3,440,932	$2,953,220	$1,066,067,308	$1,201,841,315	$1,059,707,961	$841,678,726

	Pacific Dynamix-Conservative Growth Portfolio		Pacific Dynamix-Moderate Growth Portfolio		Pacific Dynamix-Growth Portfolio
OPERATIONS
Net investment income (loss)	($957,547)	($1,826,949)	($3,772,587)	($6,920,922)	($1,155,044)	($2,148,300)
Net realized gain (loss)	16,232,675	8,301,202	41,507,867	20,975,867	24,867,035	15,985,632
Change in net unrealized appreciation (depreciation)	10,452,997	25,641,393	97,487,063	139,560,866	27,996,681	43,598,279
Net Increase (Decrease) in Net Assets Resulting from Operations	25,728,125	32,115,646	135,222,343	153,615,811	51,708,672	57,435,611
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	16,677,448	70,144,000	91,750,423	140,064,442	58,583,033	54,739,163
Cost of shares repurchased - Class I	(32,130,973)	(39,043,084)	(33,693,948)	(64,917,707)	(33,265,413)	(61,730,674)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(15,453,525)	31,100,916	58,056,475	75,146,735	25,317,620	(6,991,511)
NET INCREASE (DECREASE) IN NET ASSETS	10,274,600	63,216,562	193,278,818	228,762,546	77,026,292	50,444,100
NET ASSETS
Beginning of Year or Period	522,146,086	458,929,524	2,022,204,835	1,793,442,289	624,975,882	574,531,782
End of Year or Period	$532,420,686	$522,146,086	$2,215,483,653	$2,022,204,835	$702,002,174	$624,975,882

(1)	Unaudited.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year/Period Ended December 31, 2016
	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
OPERATIONS
Net investment income (loss)	($3,079,199)	($6,908,478)	($4,908,273)	($11,323,806)	($19,316,981)	($39,286,307)
Net realized gain (loss)	57,579,987	89,054,925	208,314,423	93,562,653	514,264,123	469,575,165
Change in net unrealized appreciation (depreciation)	26,106,171	40,930,131	(27,058,086)	149,735,158	306,087,559	526,408,463
Net Increase (Decrease) in Net Assets Resulting from Operations	80,606,959	123,076,578	176,348,064	231,974,005	801,034,701	956,697,321
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares - Class I	10,017,943	320,855,531	6,499,239	32,447,470	10,054,714	37,976,962
Cost of shares repurchased - Class I	(212,696,042)	(543,829,364)	(624,414,782)	(466,659,103)	(804,416,716)	(1,594,838,727)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(202,678,099)	(222,973,833)	(617,915,543)	(434,211,633)	(794,362,002)	(1,556,861,765)
NET INCREASE (DECREASE) IN NET ASSETS	(122,071,140)	(99,897,255)	(441,567,479)	(202,237,628)	6,672,699	(600,164,444)
NET ASSETS
Beginning of Year or Period	2,019,884,509	2,119,781,764	3,501,918,091	3,704,155,719	12,248,928,825	12,849,093,269
End of Year or Period	$1,897,813,369	$2,019,884,509	$3,060,350,612	$3,501,918,091	$12,255,601,524	$12,248,928,825

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio (2)
OPERATIONS
Net investment income (loss)	($16,236,904)	($32,609,783)	($3,566,172)	($7,043,942)	$401,530	$438,743
Net realized gain (loss)	524,720,939	456,095,380	122,303,960	117,658,634	178,827	182,085
Change in net unrealized appreciation (depreciation)	290,359,344	435,907,463	73,393,518	84,734,257	2,021,504	383,802
Net Increase (Decrease) in Net Assets Resulting from Operations	798,843,379	859,393,060	192,131,306	195,348,949	2,601,861	1,004,630
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares
Class D	-	-	-	-	33,342,719	37,748,479
Class I	7,840,114	20,111,931	10,597,709	15,191,886	-
Cost of shares repurchased
Class D	-	-	-	-	(1,387,271)	(5,637,740)
Class I	(703,822,980)	(1,415,869,392)	(155,918,775)	(300,829,959)	-
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(695,982,866)	(1,395,757,461)	(145,321,066)	(285,638,073)	31,955,448	32,110,739
NET INCREASE (DECREASE) IN NET ASSETS	102,860,513	(536,364,401)	46,810,240	(90,289,124)	34,557,309	33,115,369
NET ASSETS
Beginning of Year or Period	10,222,380,065	10,758,744,466	2,222,199,390	2,312,488,514	33,115,369	-
End of Year or Period	$10,325,240,578	$10,222,380,065	$2,269,009,630	$2,222,199,390	$67,672,678	$33,115,369

(1)	Unaudited.
(2)	Operations commenced on April 29, 2016.

See Notes to Financial Statements

PACIFIC SELECT FUND

STATEMENTS OF CASH FLOWS (1)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	Inflation Managed Portfolio	Inflation Strategy Portfolio	Long/Short Large-Cap Portfolio
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets from operations	11,943,601	$2,781,895	$69,479,605
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(9,322,556,255)	(114,111,632)	(464,129,662)
Proceeds from disposition of long-term securities	9,313,450,161	140,043,861	568,130,613
Purchases to cover securities sold short	-	-	(162,532,969)
Proceeds from securities sold short	11,867,101	-	150,077,290
Proceeds (purchases) of short-term securities, net	99,588,487	47,290,640	(3,509,329)
Proceeds (purchases) from foreign currency transactions	4,120,047	91,533	3,293
(Increase) decrease in swaps premiums	36,687	-	-
(Increase) decrease in cash collateral received for securities on loan (2)	-	-	46,581,031
(Increase) decrease in dividends and interest receivable	468,242	(70,942)	312,515
(Increase) decrease in receivable for securities sold	(179,465,247)	-	(27,026,896)
(Increase) decrease in variation margin	(2,437,533)	(241,901)	(20,355)
Increase (decrease) in prepaid expenses and other assets	(14,571)	(1,937)	(609)
Increase (decrease) in payable upon return of securities loaned	-	-	(46,581,031)
Increase (decrease) in payable for securities purchased	420,012,188	-	19,882,364
Increase (decrease) in payable for closed swap contracts	-	-	-
Increase (decrease) in payable due to custodian	1,066,047	8,904	(26,050)
Increase (decrease) in payable due to brokers	(11,189,000)	-	-
Increase (decrease) in accrued advisory fees	(40,024)	(13,425)	(36,098)
Increase (decrease) in accrued service fees	(1,645)	117	(197)
Increase (decrease) in accrued support service expenses	3,876	1,052	4,340
Increase (decrease) in accrued custodian, and portfolio accounting and tax fees	51,374	2,615	25,944
Increase (decrease) in accrued shareholder report expenses	2,263	258	1,653
Increase (decrease) in accrued trustees’ fees and expenses and deferred compensation	569	83	706
Increase (decrease) in accrued dividends and/or interest payable (3)	57,392	-	(104,322)
Increase (decrease) in accrued other payable	(1,004)	584	(2,010)
Change in net unrealized (appreciation) depreciation on investments securities	(19,984,642)	(1,807,111)	(12,564,117)
Change in net unrealized (appreciation) depreciation on short position	(53,416)	-	(4,220,389)
Change in net unrealized (appreciation) depreciation on written options	(624,686)	-	-
Change in net unrealized (appreciation) depreciation on foreign currencies	11,839,121	165,081	(827)
Change in net unrealized (appreciation) depreciation on swaps (4)	(3,974,770)
Net realized (gain) loss on investment securities	13,469,594	1,002,131	(64,781,506)
Net realized (gain) loss on closed short positions	246,224	-	13,380,853
Net realized (gain) loss on written options	(574,206)	-	-
Net realized (gain) loss on foreign currency	(4,105,217)	(92,191)	(2,466)
Net amortization on investments	(4,369,724)	617,568	-
Net cash provided by operating activities	338,831,034	75,667,183	82,341,374

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	35,561,373	14,049,129	39,987,713
Payments on shares redeemed	(154,812,297)	(57,014,319)	(122,384,087)
Proceeds from sale-buyback financing activities	3,745,798,711	282,191,995	-
Payment on sale-buyback financing transactions	(3,965,158,820)	(314,839,330)	-
Net cash provided by (used in) financing activities	(338,611,033)	(75,612,525)	(82,396,374)

NET (INCREASE) DECREASE IN CASH AND FOREIGN CURRENCY	220,001	54,658	(55,000)

CASH AND FOREIGN CURRENCY (5):
Beginning of Period	5,885,108	-	445,000
End of Period	6,105,109	$54,658	$390,000

(1)	Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amounts shown in the Statement of Cash Flows are the amount included within the Statements of Assets and Liabilities and include cash and foreign currency, if any, on hand at the custodian bank and do not include any short-term investments. The Inflation Managed, Inflation Strategy, and Long/Short Large-Cap Portfolios have not met the exemption criteria under the Financial Accounting Standards Board Accounting Standards Codification Topic 230, Statement of Cash Flows, and therefore includes a Statement of Cash Flows. All other portfolios have met the exemption criteria.
(2)	Cash collateral is received by the Long/Short Large-Cap Portfolio for securities on loan which is used as collateral to cover securities sold short and is therefore uninvested (see Note 8 in Notes to Financial Statements).
(3)	Interest paid by the Inflation Managed, Inflation Strategy, and Long/Short Large-Cap Portfolios was $1,121,631, $27,251, and $582,871, respectively.
(4)	Excludes centrally cleared swaps included in variation margin.
(5)	Includes cash (segregated for derivative investments) for the Inflation Managed, Inflation Strategy, and Long/Short Large-Cap portfolios of $3,177,000, $0, and $390,000, respectively.

See Notes to Financial Statements

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Core Income
Class I
2017 (7)	$10.16	$0.14	$0.16	$0.30	$-	$-	$-	$10.46	0.75%	0.75%	2.72%	2.93%	$15,340	40%
2016	9.66	0.28	0.22	0.50	-	-	-	10.16	0.75%	0.75%	2.73%	5.24%	6,489	69%
04/27/2015 - 12/31/2015	10.00	0.19	(0.53)	(0.34)	-	-	-	9.66	0.73%	0.73%	2.87%	(3.43%)	2,318	42%
Class P
2017 (7)	10.20	0.15	0.15	0.30	-	-	-	10.50	0.55%	0.55%	2.93%	3.03%	380,469	40%
2016	9.67	0.30	0.23	0.53	-	-	-	10.20	0.55%	0.55%	2.93%	5.45%	353,033	69%
04/27/2015 - 12/31/2015	10.00	0.20	(0.53)	(0.33)	-	-	-	9.67	0.55%	0.55%	2.96%	(3.30%)	390,193	42%
Diversified Bond
Class I
2017 (7)	$9.26	$0.15	$0.28	$0.43	$-	$-	$-	$9.69	0.64%	0.64%	3.23%	4.62%	$354,620	119%
2016	8.82	0.31	0.13	0.44	-	-	-	9.26	0.64%	0.64%	3.33%	5.04%	266,568	182%
2015	8.72	0.27	(0.17)	0.10	-	-	-	8.82	0.64%	0.64%	3.00%	1.05%	244,154	224%
2014	8.10	0.27	0.35	0.62	-	-	-	8.72	0.63%	0.63%	3.17%	7.69%	211,788	259%
2013	8.20	0.24	(0.34)	(0.10)	-	-	-	8.10	0.63%	0.63%	2.91%	(1.15%)	96,448	253%
2012	7.86	0.24	0.41	0.65	(0.24)	(0.07)	(0.31)	8.20	0.64%	0.64%	2.89%	8.37%	113,422	366%
Class P
2017 (7)	12.44	0.22	0.37	0.59	-	-	-	13.03	0.44%	0.44%	3.43%	4.72%	3,514,044	119%
2016	11.82	0.44	0.18	0.62	-	-	-	12.44	0.44%	0.44%	3.53%	5.25%	3,556,290	182%
2015	11.67	0.38	(0.23)	0.15	-	-	-	11.82	0.44%	0.44%	3.19%	1.25%	3,371,987	224%
2014	10.82	0.39	0.46	0.85	-	-	-	11.67	0.43%	0.43%	3.39%	7.91%	3,645,493	259%
2013	10.92	0.34	(0.44)	(0.10)	-	-	-	10.82	0.43%	0.43%	3.11%	(0.95%)	2,834,421	253%
2012	10.44	0.33	0.56	0.89	(0.34)	(0.07)	(0.41)	10.92	0.45%	0.45%	3.08%	8.58%	3,140,370	366%
Floating Rate Income
Class I
2017 (7)	$11.23	$0.28	($0.09)	$0.19	$-	$-	$-	$11.42	0.91%	0.91%	5.00%	1.77%	$63,451	54%
2016	10.36	0.45	0.42	0.87	-	-	-	11.23	0.91%	0.91%	4.20%	8.38%	51,273	102%
2015	10.27	0.40	(0.31)	0.09	-	-	-	10.36	0.91%	0.91%	3.87%	0.86%	46,950	59%
2014	10.23	0.41	(0.37)	0.04	-	-	-	10.27	0.93%	0.93%	4.00%	0.41%	33,205	82%
04/30/2013 - 12/31/2013	10.00	0.25	(0.02)	0.23	-	-	-	10.23	0.94%	0.94%	3.63%	2.28%	18,220	117%
Class P
2017 (7)	11.31	0.28	(0.07)	0.21	-	-	-	11.52	0.71%	0.71%	4.89%	1.87%	564,017	54%
2016	10.41	0.47	0.43	0.90	-	-	-	11.31	0.71%	0.71%	4.34%	8.60%	316,412	102%
2015	10.30	0.43	(0.32)	0.11	-	-	-	10.41	0.71%	0.71%	4.06%	1.06%	411,419	59%
2014	10.24	0.44	(0.38)	0.06	-	-	-	10.30	0.73%	0.73%	4.19%	0.61%	355,421	82%
04/30/2013 - 12/31/2013	10.00	0.24	- (8)	0.24	-	-	-	10.24	0.74%	0.74%	3.62%	2.41%	267,871	117%
Floating Rate Loan
Class I
2017 (7)	$6.70	$0.12	$0.01	$0.13	$-	$-	$-	$6.83	1.04%	0.94%	3.66%	2.02%	$171,072	22%
2016	6.10	0.25	0.35	0.60	-	-	-	6.70	1.04%	0.94%	3.95%	9.65%	148,841	32%
2015	6.17	0.23	(0.30)	(0.07)	-	-	-	6.10	1.03%	0.93%	3.76%	(1.01%)	130,722	31%
2014	6.12	0.22	(0.17)	0.05	-	-	-	6.17	1.04%	0.94%	3.59%	0.84%	143,819	29%
2013	5.85	0.26	0.01	0.27	-	-	-	6.12	1.03%	0.93%	4.24%	4.53%	155,736	120%
2012	5.70	0.28	0.17	0.45	(0.30)	-	(0.30)	5.85	1.01%	0.91%	4.82%	8.10%	85,212	152%
Class P
2017 (7)	8.84	0.17	0.01	0.18	-	-	-	9.02	0.84%	0.74%	3.81%	2.12%	571,338	22%
2016	8.04	0.34	0.46	0.80	-	-	-	8.84	0.84%	0.74%	4.11%	9.86%	380,164	32%
2015	8.11	0.33	(0.40)	(0.07)	-	-	-	8.04	0.83%	0.73%	3.96%	(0.82%)	594,418	31%
2014	8.03	0.31	(0.23)	0.08	-	-	-	8.11	0.84%	0.74%	3.79%	1.04%	592,773	29%
2013	7.66	0.36	0.01	0.37	-	-	-	8.03	0.82%	0.72%	4.59%	4.74%	590,265	120%
2012	7.45	0.38	0.22	0.60	(0.39)	-	(0.39)	7.66	0.81%	0.71%	5.02%	8.31%	883,978	152%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
High Yield Bond
Class I
2017 (7)	$7.47	$0.19	$0.14	$0.33	$-	$-	$-	$7.80	0.64%	0.64%	5.11%	4.49%	$328,778	25%
2016	6.47	0.38	0.62	1.00	-	-	-	7.47	0.64%	0.64%	5.47%	15.37%	320,486	54%
2015	6.79	0.39	(0.71)	(0.32)	-	-	-	6.47	0.63%	0.63%	5.66%	(4.64%)	283,940	42%
2014	6.76	0.39	(0.36)	0.03	-	-	-	6.79	0.63%	0.63%	5.65%	0.37%	349,435	55%
2013	6.31	0.39	0.06	0.45	-	-	-	6.76	0.63%	0.63%	5.94%	7.25%	387,277	107%
2012	5.87	0.40	0.48	0.88	(0.44)	-	(0.44)	6.31	0.64%	0.64%	6.52%	15.30%	399,742	98%
Class P
2017 (7)	8.14	0.22	0.15	0.37	-	-	-	8.51	0.44%	0.44%	5.31%	4.60%	530,163	25%
2016	7.04	0.43	0.67	1.10	-	-	-	8.14	0.44%	0.44%	5.70%	15.59%	568,522	54%
2015	7.37	0.44	(0.77)	(0.33)	-	-	-	7.04	0.43%	0.43%	5.86%	(4.45%)	757,568	42%
2014	7.32	0.44	(0.39)	0.05	-	-	-	7.37	0.43%	0.43%	5.85%	0.57%	748,747	55%
2013	6.82	0.43	0.07	0.50	-	-	-	7.32	0.43%	0.43%	6.14%	7.46%	847,905	107%
2012	6.34	0.45	0.51	0.96	(0.48)	-	(0.48)	6.82	0.44%	0.44%	6.75%	15.53%	899,379	98%
Inflation Managed
Class I
2017 (7)	$10.18	$0.14	($0.01)	$0.13	$-	$-	$-	$10.31	0.94%	0.94%	2.68%	1.31%	$347,712	180%
2016	9.68	0.23	0.27	0.50	-	-	-	10.18	0.97%	0.97%	2.29%	5.12%	347,022	152%
2015	9.99	0.07	(0.38)	(0.31)	-	-	-	9.68	0.80%	0.80%	0.66%	(3.06%)	376,279	63%
2014	9.68	0.24	0.07	0.31	-	-	-	9.99	0.70%	0.70%	2.35%	3.11%	443,251	57%
2013	10.63	0.11	(1.06)	(0.95)	-	-	-	9.68	0.70%	0.70%	1.04%	(8.92%)	504,243	38%
2012	11.85	0.29	0.80	1.09	(0.29)	(2.02)	(2.31)	10.63	0.74%	0.74%	2.62%	9.87%	715,700	50%
Class P
2017 (7)	11.50	0.16	0.00	0.16	-	-	-	11.66	0.74%	0.74%	2.84%	1.41%	370,431	180%
2016	10.92	0.30	0.28	0.58	-	-	-	11.50	0.77%	0.77%	2.63%	5.33%	479,187	152%
2015	11.24	0.03	(0.35)	(0.32)	-	-	-	10.92	0.60%	0.60%	0.27%	(2.87%)	324,242	63%
2014	10.88	0.29	0.07	0.36	-	-	-	11.24	0.50%	0.50%	2.59%	3.32%	753,448	57%
2013	11.92	0.14	(1.18)	(1.04)	-	-	-	10.88	0.50%	0.50%	1.26%	(8.74%)	829,624	38%
2012	13.09	0.29	0.94	1.23	(0.38)	(2.02)	(2.40)	11.92	0.50%	0.50%	2.31%	10.09%	889,728	50%
Inflation Strategy
Class I
2017 (7)	$9.88	$0.09	$0.01	$0.10	$-	$-	$-	$9.98	0.66%	0.66%	1.89%	1.03%	$21,951	45%
2016	9.70	0.04	0.14	0.18	-	-	-	9.88	0.66%	0.66%	0.44%	1.86%	16,925	198%
2015	10.02	(0.07)	(0.25)	(0.32)	-	-	-	9.70	0.63%	0.63%	(0.65%)	(3.21%)	19,249	528%
2014	9.79	0.02	0.21	0.23	-	-	-	10.02	0.59%	0.59%	0.18%	2.33%	20,570	157%
2013	10.82	- (8)	(1.03)	(1.03)	-	-	-	9.79	0.59%	0.59%	0.03%	(9.47%)	19,196	142%
2012	10.33	0.06	0.51	0.57	(0.04)	(0.04)	(0.08)	10.82	0.58%	0.58%	0.55%	5.51%	24,847	152%
Class P
2017 (7)	10.08	0.10	0.01	0.11	-	-	-	10.19	0.46%	0.46%	2.04%	1.13%	165,294	45%
2016	9.88	0.06	0.14	0.20	-	-	-	10.08	0.46%	0.46%	0.61%	2.06%	210,495	198%
2015	10.18	(0.09)	(0.21)	(0.30)	-	-	-	9.88	0.42%	0.42%	(0.85%)	(3.02%)	244,407	528%
2014	9.93	0.05	0.20	0.25	-	-	-	10.18	0.39%	0.39%	0.45%	2.53%	719,358	157%
2013	10.95	0.02	(1.04)	(1.02)	-	-	-	9.93	0.39%	0.39%	0.19%	(9.28%)	947,092	142%
2012	10.44	0.07	0.53	0.60	(0.05)	(0.04)	(0.09)	10.95	0.38%	0.38%	0.66%	5.72%	1,094,266	152%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Managed Bond
Class I
2017 (7)	$12.20	$0.16	$0.22	$0.38	$-	$-	$-	$12.58	0.67%	0.67%	2.59%	3.10%	$879,255	348%
2016	11.86	0.32	0.02	0.34	-	-	-	12.20	0.67%	0.67%	2.66%	2.87%	858,051	485%
2015	11.80	0.31	(0.25)	0.06	-	-	-	11.86	0.64%	0.64%	2.56%	0.56%	918,041	459%
2014	11.29	0.22	0.29	0.51	-	-	-	11.80	0.63%	0.63%	1.86%	4.43%	1,058,000	307%
2013	11.55	0.28	(0.54)	(0.26)	-	-	-	11.29	0.63%	0.63%	2.45%	(2.21%)	1,312,512	526%
2012	10.99	0.35	0.81	1.16	(0.59)	(0.01)	(0.60)	11.55	0.64%	0.64%	3.06%	10.72%	1,514,555	662%
Class P
2017 (7)	13.40	0.19	0.24	0.43	-	-	-	13.83	0.47%	0.47%	2.79%	3.20%	1,944,069	348%
2016	13.00	0.38	0.02	0.40	-	-	-	13.40	0.48%	0.48%	2.85%	3.08%	2,326,067	485%
2015	12.90	0.36	(0.26)	0.10	-	-	-	13.00	0.44%	0.44%	2.77%	0.76%	2,225,069	459%
2014	12.33	0.26	0.31	0.57	-	-	-	12.90	0.43%	0.43%	2.06%	4.64%	2,399,713	307%
2013	12.58	0.33	(0.58)	(0.25)	-	-	-	12.33	0.43%	0.43%	2.65%	(2.01%)	3,261,224	526%
2012	11.97	0.41	0.88	1.29	(0.67)	(0.01)	(0.68)	12.58	0.44%	0.44%	3.27%	10.94%	3,628,143	662%
Short Duration Bond
Class I
2017 (7)	$9.71	$0.07	$0.03	$0.10	$-	$-	$-	$9.81	0.63%	0.63%	1.36%	0.96%	$468,457	27%
2016	9.55	0.11	0.05	0.16	-	-	-	9.71	0.63%	0.63%	1.15%	1.69%	419,185	112%
2015	9.52	0.10	(0.07)	0.03	-	-	-	9.55	0.63%	0.63%	1.09%	0.31%	423,794	93%
2014	9.46	0.10	(0.04)	0.06	-	-	-	9.52	0.63%	0.63%	1.02%	0.67%	405,023	52%
2013	9.42	0.09	(0.05)	0.04	-	-	-	9.46	0.63%	0.63%	0.97%	0.40%	335,971	66%
2012	9.20	0.11	0.18	0.29	(0.07)	-	(0.07)	9.42	0.64%	0.64%	1.16%	3.19%	277,735	101%
Class P
2017 (7)	10.06	0.08	0.02	0.10	-	-	-	10.16	0.43%	0.43%	1.55%	1.06%	1,712,287	27%
2016	9.87	0.13	0.06	0.19	-	-	-	10.06	0.43%	0.43%	1.34%	1.89%	1,234,505	112%
2015	9.82	0.12	(0.07)	0.05	-	-	-	9.87	0.43%	0.43%	1.26%	0.51%	710,833	93%
2014	9.73	0.12	(0.03)	0.09	-	-	-	9.82	0.43%	0.43%	1.22%	0.87%	1,797,519	52%
2013	9.68	0.11	(0.06)	0.05	-	-	-	9.73	0.43%	0.43%	1.17%	0.60%	1,913,056	66%
2012	9.45	0.13	0.20	0.33	(0.10)	-	(0.10)	9.68	0.44%	0.44%	1.33%	3.40%	2,177,671	101%
Emerging Markets Debt
Class I
2017 (7)	$10.89	$0.37	$0.47	$0.84	$-	$-	$-	$11.73	1.05%	1.05%	6.54%	7.73%	$40,140	29%
2016	9.30	0.79	0.80	1.59	-	-	-	10.89	1.05%	1.05%	7.56%	17.02%	21,531	73%
2015	9.74	0.63	(1.07)	(0.44)	-	-	-	9.30	1.04%	1.04%	6.42%	(4.42%)	15,366	86%
2014	10.12	0.53	(0.91)	(0.38)	-	-	-	9.74	1.03%	1.03%	5.08%	(3.83%)	17,415	85%
2013	10.82	0.49	(1.19)	(0.70)	-	-	-	10.12	1.04%	1.04%	4.76%	(6.44%)	16,148	112%
04/30/2012 - 12/31/2012	10.00	0.35	0.71	1.06	(0.24)	-	(0.24)	10.82	1.03%	1.03%	4.90%	10.60%	7,809	27%
Class P
2017 (7)	10.98	0.39	0.47	0.86	-	-	-	11.84	0.85%	0.85%	6.84%	7.83%	325,911	29%
2016	9.37	0.81	0.80	1.61	-	-	-	10.98	0.85%	0.85%	7.83%	17.25%	576,440	73%
2015	9.78	0.64	(1.05)	(0.41)	-	-	-	9.37	0.84%	0.84%	6.54%	(4.23%)	826,982	86%
2014	10.15	0.55	(0.92)	(0.37)	-	-	-	9.78	0.83%	0.83%	5.28%	(3.63%)	1,200,883	85%
2013	10.83	0.52	(1.20)	(0.68)	-	-	-	10.15	0.84%	0.84%	4.97%	(6.25%)	955,108	112%
04/30/2012 - 12/31/2012	10.00	0.34	0.74	1.08	(0.25)	-	(0.25)	10.83	0.84%	0.84%	4.91%	10.74%	982,590	27%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Comstock
Class I
2017 (7)	$13.43	$0.10	$0.35	$0.45	$-	$-	$-	$13.88	0.94%	0.93%	1.42%	3.34%	$268,152	8%
2016	11.43	0.24	1.76	2.00	-	-	-	13.43	0.94%	0.93%	2.07%	17.50%	267,692	16%
2015	12.17	0.16	(0.90)	(0.74)	-	-	-	11.43	0.93%	0.91%	1.37%	(6.05%)	252,449	15%
2014	11.14	0.18	0.85	1.03	-	-	-	12.17	0.93%	0.91%	1.52%	9.16%	270,783	30%
2013	8.22	0.12	2.80	2.92	-	-	-	11.14	0.92%	0.91%	1.22%	35.58%	233,172	10%
2012	7.46	0.12	1.21	1.33	(0.16)	(0.41)	(0.57)	8.22	0.92%	0.91%	1.55%	18.54%	138,115	30%
Class P
2017 (7)	15.30	0.13	0.39	0.52	-	-	-	15.82	0.74%	0.73%	1.62%	3.44%	737,138	8%
2016	12.99	0.30	2.01	2.31	-	-	-	15.30	0.74%	0.73%	2.31%	17.73%	823,679	16%
2015	13.80	0.21	(1.02)	(0.81)	-	-	-	12.99	0.73%	0.71%	1.56%	(5.86%)	971,039	15%
2014	12.62	0.23	0.95	1.18	-	-	-	13.80	0.73%	0.71%	1.79%	9.38%	1,370,737	30%
2013	9.29	0.16	3.17	3.33	-	-	-	12.62	0.72%	0.71%	1.43%	35.85%	1,582,229	10%
2012	8.39	0.16	1.35	1.51	(0.20)	(0.41)	(0.61)	9.29	0.72%	0.71%	1.74%	18.78%	1,880,180	30%
Developing Growth
Class I
2017 (7)	$11.66	($0.02)	$1.52	$1.50	$-	$-	$-	$13.16	0.84%	0.84%	(0.36%)	12.92%	$119,628	54%
2016	11.95	(0.03)	(0.26)	(0.29)	-	-	-	11.66	0.83%	0.83%	(0.28%)	(2.46%)	112,101	190%
2015	13.04	(0.06)	(1.03)	(1.09)	-	-	-	11.95	0.83%	0.83%	(0.47%)	(8.35%)	128,164	191%
2014	12.99	(0.06)	0.11	0.05	-	-	-	13.04	0.83%	0.83%	(0.48%)	0.37%	140,039	243%
2013	9.71	(0.04)	3.32	3.28	-	-	-	12.99	0.82%	0.82%	(0.34%)	33.87%	159,298	80%
2012	10.10	0.01	1.16	1.17	(0.01)	(1.55)	(1.56)	9.71	0.88%	0.88%	0.11%	12.87%	106,933	78%
Class P
2017 (7)	13.69	(0.01)	1.79	1.78	-	-	-	15.47	0.65%	0.65%	(0.17%)	13.03%	116,932	54%
2016	14.01	(0.02)	(0.30)	(0.32)	-	-	-	13.69	0.63%	0.63%	(0.19%)	(2.27%)	124,319	190%
2015	15.25	(0.04)	(1.20)	(1.24)	-	-	-	14.01	0.63%	0.63%	(0.25%)	(8.17%)	399,767	191%
2014	15.17	(0.04)	0.12	0.08	-	-	-	15.25	0.63%	0.63%	(0.31%)	0.57%	517,917	243%
2013	11.31	(0.02)	3.88	3.86	-	-	-	15.17	0.63%	0.63%	(0.15%)	34.13%	416,847	80%
2012	11.51	0.03	1.35	1.38	(0.03)	(1.55)	(1.58)	11.31	0.67%	0.67%	0.30%	13.09%	390,549	78%
Dividend Growth
Class I
2017 (7)	$16.83	$0.10	$1.47	$1.57	$-	$-	$-	$18.40	0.89%	0.89%	1.12%	9.33%	$382,105	10%
2016	15.10	0.22	1.51	1.73	-	-	-	16.83	0.89%	0.89%	1.42%	11.46%	362,404	25%
2015	14.79	0.17	0.14	0.31	-	-	-	15.10	0.89%	0.89%	1.15%	2.09%	315,128	23%
2014	13.19	0.15	1.45	1.60	-	-	-	14.79	0.89%	0.89%	1.11%	12.10%	313,266	24%
2013	10.14	0.14	2.91	3.05	-	-	-	13.19	0.89%	0.89%	1.16%	30.11%	261,574	18%
2012	9.21	0.15	1.17	1.32	(0.17)	(0.22)	(0.39)	10.14	0.91%	0.91%	1.55%	14.55%	181,496	20%
Class P
2017 (7)	18.40	0.13	1.60	1.73	-	-	-	20.13	0.69%	0.69%	1.31%	9.43%	439,324	10%
2016	16.47	0.28	1.65	1.93	-	-	-	18.40	0.70%	0.70%	1.62%	11.68%	461,980	25%
2015	16.10	0.22	0.15	0.37	-	-	-	16.47	0.69%	0.69%	1.32%	2.29%	372,191	23%
2014	14.33	0.20	1.57	1.77	-	-	-	16.10	0.69%	0.69%	1.31%	12.33%	727,816	24%
2013	11.00	0.17	3.16	3.33	-	-	-	14.33	0.69%	0.69%	1.35%	30.37%	631,460	18%
2012	10.00	0.18	1.28	1.46	(0.24)	(0.22)	(0.46)	11.00	0.71%	0.71%	1.68%	14.78%	635,366	20%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Equity Index
Class I
2017 (7)	$51.77	$0.47	$4.28	$4.75	$-	$-	$-	$56.52	0.28%	0.28%	1.74%	9.18%	$1,986,180	1%
2016	46.39	0.93	4.45	5.38	-	-	-	51.77	0.28%	0.28%	1.93%	11.61%	1,654,721	8%
2015	45.86	0.85	(0.32)	0.53	-	-	-	46.39	0.28%	0.28%	1.82%	1.14%	1,492,171	9%
2014	40.45	0.75	4.66	5.41	-	-	-	45.86	0.28%	0.28%	1.76%	13.38%	1,343,767	2%
2013	30.67	0.66	9.12	9.78	-	-	-	40.45	0.28%	0.28%	1.84%	31.92%	1,127,684	4%
2012	27.11	0.61	3.67	4.28	(0.72)	-	(0.72)	30.67	0.28%	0.28%	2.04%	15.77%	852,780	4%
Class P
2017 (7)	53.26	0.54	4.40	4.94	-	-	-	58.20	0.08%	0.08%	1.92%	9.28%	884,051	1%
2016	47.62	1.05	4.59	5.64	-	-	-	53.26	0.08%	0.08%	2.12%	11.83%	683,382	8%
2015	46.99	0.95	(0.32)	0.63	-	-	-	47.62	0.08%	0.08%	2.00%	1.34%	517,028	9%
2014	41.37	0.89	4.73	5.62	-	-	-	46.99	0.07%	0.07%	1.97%	13.60%	746,400	2%
2013	31.30	0.72	9.35	10.07	-	-	-	41.37	0.07%	0.07%	2.02%	32.18%	50,115	4%
2012	27.76	0.67	3.77	4.44	(0.90)	-	(0.90)	31.30	0.08%	0.08%	2.20%	16.00%	1,135,225	4%
Focused Growth
Class I
2017 (7)	$20.66	$0.01	$3.70	$3.71	$-	$-	$-	$24.37	0.97%	0.97%	0.07%	17.94%	$156,745	28%
2016	20.19	(0.03)	0.50	0.47	-	-	-	20.66	0.98%	0.98%	(0.15%)	2.35%	135,803	58%
2015	18.34	(0.03)	1.88	1.85	-	-	-	20.19	0.97%	0.97%	(0.14%)	10.09%	156,113	59%
2014	16.66	(0.04)	1.72	1.68	-	-	-	18.34	0.97%	0.97%	(0.26%)	10.08%	122,045	52%
2013	12.48	(0.04)	4.22	4.18	-	-	-	16.66	0.98%	0.98%	(0.28%)	33.51%	125,799	60%
2012	11.28	(0.01)	2.52	2.51	-	(1.31)	(1.31)	12.48	1.07%	1.07%	(0.05%)	23.21%	113,913	21%
Class P
2017 (7)	20.92	0.03	3.75	3.78	-	-	-	24.70	0.76%	0.76%	0.28%	18.07%	21	28%
2016	20.39	0.01	0.52	0.53	-	-	-	20.92	0.76%	0.76%	0.07%	2.57%	18	58%
2015	18.48	0.01	1.90	1.91	-	-	-	20.39	0.76%	0.76%	0.07%	10.32%	17	59%
2014	16.76	(0.01)	1.73	1.72	-	-	-	18.48	0.75%	0.75%	(0.03%)	10.31%	16	52%
2013	12.52	(0.01)	4.25	4.24	-	-	-	16.76	0.75%	0.75%	(0.06%)	33.81%	14	60%
2012	11.30	0.02	2.51	2.53	-	(1.31)	(1.31)	12.52	0.88%	0.88%	0.14%	23.45%	11	21%
Growth
Class I
2017 (7)	$21.47	$0.02	$3.73	$3.75	$-	$-	$-	$25.22	0.78%	0.78%	0.19%	17.47%	$512,034	15%
2016	21.00	0.02	0.45	0.47	-	-	-	21.47	0.78%	0.78%	0.10%	2.21%	450,925	23%
2015	19.54	0.02	1.44	1.46	-	-	-	21.00	0.77%	0.77%	0.08%	7.46%	487,704	40%
2014	17.95	0.03	1.56	1.59	-	-	-	19.54	0.77%	0.77%	0.14%	8.88%	484,052	43%
2013	13.37	0.03	4.55	4.58	-	-	-	17.95	0.78%	0.78%	0.23%	34.21%	499,654	99%
2012	17.78	0.11	2.46	2.57	(0.13)	(6.85)	(6.98)	13.37	0.80%	0.80%	0.75%	18.24%	422,736	44%
Class P
2017 (7)	23.07	0.05	4.01	4.06	-	-	-	27.13	0.58%	0.58%	0.38%	17.59%	622,500	15%
2016	22.53	0.07	0.47	0.54	-	-	-	23.07	0.58%	0.58%	0.29%	2.42%	528,725	23%
2015	20.92	0.06	1.55	1.61	-	-	-	22.53	0.58%	0.58%	0.28%	7.68%	658,081	40%
2014	19.18	0.07	1.67	1.74	-	-	-	20.92	0.58%	0.58%	0.35%	9.09%	624,674	43%
2013	14.26	0.07	4.85	4.92	-	-	-	19.18	0.58%	0.58%	0.39%	34.48%	528,480	99%
2012	18.61	0.11	2.64	2.75	(0.25)	(6.85)	(7.10)	14.26	0.59%	0.59%	0.58%	18.45%	90,112	44%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data										Ratios to Average Net Assets						Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)		Expenses After Reductions (4), (5)		Net Investment Income (Loss) (4)		Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Large-Cap Growth
Class I
2017 (7)	$8.21	($0.01)		$1.45	$1.44	$-	$-	$-	$9.65	0.94%		0.90%		(0.18%)		17.49%	$208,390	27%
2016	8.17	(0.01)		0.05	0.04	-	-	-	8.21	0.94%		0.90%		(0.12%)		0.51%	174,148	85%
2015	7.70	(0.02)		0.49	0.47	-	-	-	8.17	0.93%		0.89%		(0.20%)		6.09%	210,294	70%
2014	7.10	(0.01)		0.61	0.60	-	-	-	7.70	0.93%		0.89%		(0.17%)		8.43%	178,564	111%
2013	5.17	0.01		1.92	1.93	-	-	-	7.10	0.93%		0.81%		0.21%		37.48%	173,017	222%
2012	5.29	(-)	(8)	0.89	0.89	- (8)	(1.01)	(1.01)	5.17	0.94%		0.91%		(0.07%)		18.23%	142,837	78%
Class P
2017 (7)	9.63	-	(8)	1.70	1.70	-	-	-	11.33	0.74%		0.70%		0.02%		17.61%	626,400	27%
2016	9.56	0.01		0.06	0.07	-	-	-	9.63	0.74%		0.70%		0.08%		0.71%	768,176	85%
2015	9.00	(-)	(8)	0.56	0.56	-	-	-	9.56	0.73%		0.69%		(–	%)(8)	6.30%	995,060	70%
2014	8.28	-	(8)	0.72	0.72	-	-	-	9.00	0.73%		0.69%		0.02%		8.65%	1,137,017	111%
2013	6.01	0.03		2.24	2.27	-	-	-	8.28	0.73%		0.61%		0.40%		37.75%	1,105,979	222%
2012	6.00	0.01		1.01	1.02	- (8)	(1.01)	(1.01)	6.01	0.74%		0.71%		0.13%		18.47%	1,139,880	78%
Large-Cap Value
Class I
2017 (7)	$19.41	$0.14		$1.13	$1.27	$-	$-	$-	$20.68	0.82%		0.82%		1.39%		6.52%	$382,748	6%
2016	17.20	0.26		1.95	2.21	-	-	-	19.41	0.83%		0.83%		1.48%		12.87%	371,901	12%
2015	17.73	0.24		(0.77)	(0.53)	-	-	-	17.20	0.82%		0.82%		1.38%		(2.99%)	370,309	9%
2014	15.90	0.35		1.48	1.83	-	-	-	17.73	0.82%		0.82%		2.10%		11.50%	402,160	23%
2013	12.02	0.22		3.66	3.88	-	-	-	15.90	0.82%		0.82%		1.58%		32.26%	390,559	8%
2012	10.82	0.22		1.52	1.74	(0.24)	(0.30)	(0.54)	12.02	0.82%		0.82%		1.87%		16.40%	308,064	25%
Class P
2017 (7)	21.22	0.17		1.23	1.40	-	-	-	22.62	0.63%		0.63%		1.58%		6.63%	1,691,434	6%
2016	18.76	0.33		2.13	2.46	-	-	-	21.22	0.63%		0.63%		1.69%		13.09%	1,671,640	12%
2015	19.30	0.30		(0.84)	(0.54)	-	-	-	18.76	0.62%		0.62%		1.57%		(2.79%)	1,516,950	9%
2014	17.28	0.42		1.60	2.02	-	-	-	19.30	0.62%		0.62%		2.35%		11.72%	1,982,893	23%
2013	13.04	0.27		3.97	4.24	-	-	-	17.28	0.61%		0.61%		1.77%		32.52%	2,109,161	8%
2012	11.74	0.26		1.66	1.92	(0.32)	(0.30)	(0.62)	13.04	0.62%		0.62%		2.07%		16.64%	2,530,007	25%
Long/Short Large-Cap
Class I
2017 (7)	$11.70	($-)	(8)	$1.04	$1.04	$-	$-	$-	$12.74	2.07	% (9)	2.07	% (9)	(0.06%)		8.91%	$58,615	80	% (9)
2016	10.72	0.03		0.95	0.98	-	-	-	11.70	2.20	% (9)	2.18	% (9)	0.27%		9.18%	55,077	195	% (9)
2015	11.03	0.03		(0.34)	(0.31)	-	-	-	10.72	2.15	% (9)	2.10	% (9)	0.26%		(2.82%)	58,661	230	% (9)
2014	9.55	0.05		1.43	1.48	-	-	-	11.03	2.24	% (9)	2.19	% (9)	0.54%		15.52%	70,759	212	% (9)
2013	7.06	0.03		2.46	2.49	-	-	-	9.55	2.15	% (9)	2.10	% (9)	0.38%		35.13%	44,943	139	% (9)
2012	7.05	0.04		1.10	1.14	(0.06)	(1.07)	(1.13)	7.06	2.25	% (9)	2.23	% (9)	0.62%		18.09%	31,373	138	% (9)
Class P
2017 (7)	15.65	0.01		1.40	1.41	-	-	-	17.06	1.87	% (9)	1.87	% (9)	0.13%		9.02%	727,162	80	% (9)
2016	14.30	0.06		1.29	1.35	-	-	-	15.65	2.00	% (9)	1.98	% (9)	0.44%		9.40%	743,588	195	% (9)
2015	14.69	0.07		(0.46)	(0.39)	-	-	-	14.30	1.95	% (9)	1.90	% (9)	0.46%		(2.63%)	1,146,002	230	% (9)
2014	12.69	0.09		1.91	2.00	-	-	-	14.69	2.05	% (9)	2.00	% (9)	0.66%		15.75%	1,449,336	212	% (9)
2013	9.37	0.06		3.26	3.32	-	-	-	12.69	1.95	% (9)	1.90	% (9)	0.58%		35.40%	1,425,897	139	% (9)
2012	9.01	0.08		1.44	1.52	(0.09)	(1.07)	(1.16)	9.37	2.03	% (9)	2.02	% (9)	0.81%		18.32%	1,382,406	138	% (9)

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data										Ratios to Average Net Assets			Supplemental Data
		Investment Operations				Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Main Street Core
Class I
2017 (7)	$33.05	$0.25		$2.93	$3.18	$-	$-	$-	$36.23	0.68%	0.68%	1.43%	9.62%	$592,933	25%
2016	29.56	0.46		3.03	3.49	-	-	-	33.05	0.68%	0.68%	1.51%	11.83%	565,181	29%
2015	28.60	0.35		0.61	0.96	-	-	-	29.56	0.67%	0.67%	1.21%	3.35%	551,063	44%
2014	25.81	0.26		2.53	2.79	-	-	-	28.60	0.67%	0.67%	0.95%	10.82%	588,564	52%
2013	19.58	0.22		6.01	6.23	-	-	-	25.81	0.67%	0.67%	0.96%	31.77%	627,303	53%
2012	17.71	0.23		2.70	2.93	(0.20)	(0.86)	(1.06)	19.58	0.69%	0.69%	1.19%	17.02%	537,634	48%
Class P
2017 (7)	36.64	0.32		3.24	3.56	-	-	-	40.20	0.48%	0.48%	1.64%	9.73%	777,354	25%
2016	32.70	0.57		3.37	3.94	-	-	-	36.64	0.48%	0.48%	1.69%	12.05%	736,645	29%
2015	31.57	0.45		0.68	1.13	-	-	-	32.70	0.47%	0.47%	1.40%	3.56%	829,214	44%
2014	28.44	0.34		2.79	3.13	-	-	-	31.57	0.48%	0.48%	1.15%	11.04%	1,002,331	52%
2013	21.54	0.28		6.62	6.90	-	-	-	28.44	0.47%	0.47%	1.16%	32.03%	927,847	53%
2012	19.43	0.29		2.97	3.26	(0.29)	(0.86)	(1.15)	21.54	0.49%	0.49%	1.39%	17.25%	905,292	48%
Mid-Cap Equity
Class I
2017 (7)	$16.98	$0.05		$1.53	$1.58	$-	$-	$-	$18.56	0.88%	0.88%	0.54%	9.29%	$346,003	41%
2016	14.34	0.14		2.50	2.64	-	-	-	16.98	0.88%	0.88%	0.95%	18.42%	327,162	133%
2015	14.12	0.15		0.07	0.22	-	-	-	14.34	0.87%	0.87%	1.01%	1.57%	302,950	165%
2014	13.55	0.03		0.54	0.57	-	-	-	14.12	0.87%	0.87%	0.23%	4.23%	310,609	155%
2013	9.95	0.07		3.53	3.60	-	-	-	13.55	0.87%	0.87%	0.59%	36.21%	343,953	202%
2012	11.87	0.06		0.69	0.75	(0.07)	(2.60)	(2.67)	9.95	0.92%	0.92%	0.55%	7.35%	295,015	103%
Class P
2017 (7)	20.84	0.08		1.88	1.96	-	-	-	22.80	0.68%	0.68%	0.70%	9.40%	489,475	41%
2016	17.56	0.20		3.08	3.28	-	-	-	20.84	0.68%	0.68%	1.10%	18.66%	753,255	133%
2015	17.26	0.20		0.10	0.30	-	-	-	17.56	0.68%	0.68%	1.13%	1.77%	543,913	165%
2014	16.52	0.07		0.67	0.74	-	-	-	17.26	0.68%	0.68%	0.43%	4.43%	749,099	155%
2013	12.11	0.11		4.30	4.41	-	-	-	16.52	0.67%	0.67%	0.79%	36.48%	859,859	202%
2012	13.91	0.09		0.83	0.92	(0.12)	(2.60)	(2.72)	12.11	0.72%	0.72%	0.68%	7.55%	776,168	103%
Mid-Cap Growth
Class I
2017 (7)	$10.35	($-	)(8)	$1.34	$1.34	$-	$-	$-	$11.69	0.93%	0.91%	(0.03%)	12.97%	$254,134	13%
2016	9.74	0.03		0.58	0.61	-	-	-	10.35	0.93%	0.90%	0.26%	6.27%	231,917	26%
2015	10.33	0.02		(0.61)	(0.59)	-	-	-	9.74	0.93%	0.88%	0.23%	(5.73%)	245,837	42%
2014	9.52	-	(8)	0.81	0.81	-	-	-	10.33	0.92%	0.87%	0.02%	8.49%	264,349	47%
2013	7.15	(0.02)		2.39	2.37	-	-	-	9.52	0.92%	0.91%	(0.19%)	33.09%	245,303	136%
2012	8.71	0.03		0.56	0.59	(0.03)	(2.12)	(2.15)	7.15	0.96%	0.96%	0.43%	7.49%	189,423	28%
Class P
2017 (7)	11.30	0.01		1.47	1.48	-	-	-	12.78	0.73%	0.71%	0.13%	13.08%	137,249	13%
2016	10.61	0.05		0.64	0.69	-	-	-	11.30	0.73%	0.70%	0.42%	6.48%	198,792	26%
2015	11.23	0.04		(0.66)	(0.62)	-	-	-	10.61	0.73%	0.68%	0.36%	(5.54%)	333,931	42%
2014	10.33	0.02		0.88	0.90	-	-	-	11.23	0.73%	0.68%	0.22%	8.71%	608,508	47%
2013	7.75	-	(8)	2.58	2.58	-	-	-	10.33	0.73%	0.72%	0.01%	33.35%	602,439	136%
2012	9.26	0.05		0.60	0.65	(0.04)	(2.12)	(2.16)	7.75	0.76%	0.76%	0.56%	7.71%	526,318	28%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Mid-Cap Value
Class I
2017 (7)	$16.00	$0.05	$0.94	$0.99	$-	$-	$-	$16.99	0.91%	0.91%	0.58%	6.18%	$108,511	30%
2016	13.88	0.15	1.97	2.12	-	-	-	16.00	0.92%	0.92%	1.07%	15.29%	101,566	50%
2015	13.93	0.13	(0.18)	(0.05)	-	-	-	13.88	0.92%	0.92%	0.95%	(0.37%)	88,003	133%
2014	13.08	0.11	0.74	0.85	-	-	-	13.93	0.91%	0.91%	0.77%	6.49%	93,649	68%
2013	9.77	0.08	3.23	3.31	-	-	-	13.08	0.91%	0.91%	0.72%	33.89%	102,297	62%
2012	9.52	0.09	1.18	1.27	(0.10)	(0.92)	(1.02)	9.77	0.91%	0.91%	0.91%	14.49%	46,795	154%
Class P
2017 (7)	23.56	0.10	1.38	1.48	-	-	-	25.04	0.71%	0.71%	0.80%	6.29%	1,696,992	30%
2016	20.39	0.27	2.90	3.17	-	-	-	23.56	0.72%	0.72%	1.27%	15.52%	1,452,622	50%
2015	20.43	0.23	(0.27)	(0.04)	-	-	-	20.39	0.72%	0.72%	1.13%	(0.17%)	948,687	133%
2014	19.15	0.20	1.08	1.28	-	-	-	20.43	0.71%	0.71%	0.99%	6.71%	1,243,409	68%
2013	14.27	0.15	4.73	4.88	-	-	-	19.15	0.71%	0.71%	0.87%	34.16%	1,278,675	62%
2012	13.47	0.15	1.72	1.87	(0.15)	(0.92)	(1.07)	14.27	0.71%	0.71%	1.11%	14.72%	1,324,858	154%
Small-Cap Equity
Class I
2017 (7)	$19.31	$0.10	($0.06)	$0.04	$-	$-	$-	$19.35	1.02%	0.92%	1.04%	0.25%	$86,453	16%
2016	14.80	0.17	4.34	4.51	-	-	-	19.31	0.99%	0.89%	1.04%	30.42%	91,309	28%
2015	16.07	0.16	(1.43)	(1.27)	-	-	-	14.80	0.99%	0.89%	1.02%	(7.88%)	54,396	39%
2014	15.80	0.13	0.14	0.27	-	-	-	16.07	0.99%	0.89%	0.85%	1.71%	62,927	20%
2013	11.66	0.13	4.01	4.14	-	-	-	15.80	0.98%	0.88%	0.95%	35.45%	64,302	17%
2012	10.82	0.18	1.45	1.63	(0.20)	(0.59)	(0.79)	11.66	0.99%	0.96%	1.61%	15.93%	41,681	61%
Class P
2017 (7)	25.07	0.15	(0.06)	0.09	-	-	-	25.16	0.82%	0.72%	1.24%	0.35%	428,572	16%
2016	19.19	0.25	5.63	5.88	-	-	-	25.07	0.79%	0.69%	1.22%	30.68%	502,686	28%
2015	20.79	0.25	(1.85)	(1.60)	-	-	-	19.19	0.79%	0.69%	1.23%	(7.70%)	532,983	39%
2014	20.39	0.20	0.20	0.40	-	-	-	20.79	0.79%	0.69%	1.00%	1.91%	532,030	20%
2013	15.03	0.20	5.16	5.36	-	-	-	20.39	0.78%	0.68%	1.13%	35.72%	973,694	17%
2012	13.75	0.26	1.87	2.13	(0.26)	(0.59)	(0.85)	15.03	0.80%	0.76%	1.82%	16.16%	960,414	61%
Small-Cap Growth
Class P
2017 (7)	$11.08	($0.01)	$0.90	$0.89	$-	$-	$-	$11.97	0.89%	0.89%	(0.20%)	8.07%	$177,221	22%
10/28/2016 - 12/31/2016	10.00	-	1.08	1.08	-	-	-	11.08	0.87%	0.87%	0.04%	10.78%	184,148	8%
Small-Cap Index
Class I
2017 (7)	$20.56	$0.09	$0.88	$0.97	$-	$-	$-	$21.53	0.58%	0.58%	0.87%	4.72%	$498,635	8%
2016	17.04	0.20	3.32	3.52	-	-	-	20.56	0.53%	0.53%	1.11%	20.66%	480,651	18%
2015	17.92	0.17	(1.05)	(0.88)	-	-	-	17.04	0.53%	0.53%	0.93%	(4.93%)	399,538	25%
2014	17.17	0.15	0.60	0.75	-	-	-	17.92	0.53%	0.53%	0.87%	4.39%	447,156	14%
2013	12.42	0.14	4.61	4.75	-	-	-	17.17	0.53%	0.53%	0.94%	38.28%	503,573	13%
2012	10.99	0.19	1.56	1.75	(0.13)	(0.19)	(0.32)	12.42	0.57%	0.57%	1.58%	16.13%	377,576	23%
Class P
2017 (7)	20.75	0.11	0.89	1.00	-	-	-	21.75	0.38%	0.38%	1.01%	4.82%	363,885	8%
2016	17.16	0.24	3.35	3.59	-	-	-	20.75	0.33%	0.33%	1.33%	20.90%	703,619	18%
2015	18.01	0.21	(1.06)	(0.85)	-	-	-	17.16	0.33%	0.33%	1.16%	(4.74%)	394,588	25%
2014	17.22	0.18	0.61	0.79	-	-	-	18.01	0.34%	0.34%	1.05%	4.59%	181,020	14%
2013	12.43	0.16	4.63	4.79	-	-	-	17.22	0.33%	0.33%	1.11%	38.55%	300,438	13%
2012	11.03	0.26	1.51	1.77	(0.18)	(0.19)	(0.37)	12.43	0.38%	0.38%	2.20%	16.37%	368,509	23%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Small-Cap Value
Class I
2017 (7)	$19.71	$0.02	($0.09)	($0.07)	$-	$-	$-	$19.64	0.98%	0.98%	0.16%	(0.34%)	$224,529	25%
2016	15.21	0.03	4.47	4.50	-	-	-	19.71	0.98%	0.98%	0.21%	29.60%	234,182	64%
2015	15.90	0.15	(0.84)	(0.69)	-	-	-	15.21	0.98%	0.98%	0.92%	(4.34%)	184,728	86%
2014	15.05	0.22	0.63	0.85	-	-	-	15.90	0.98%	0.98%	1.44%	5.64%	207,213	74%
2013	11.36	0.19	3.50	3.69	-	-	-	15.05	0.98%	0.98%	1.43%	32.49%	213,121	27%
2012	11.80	0.22	0.93	1.15	(0.23)	(1.36)	(1.59)	11.36	1.02%	1.02%	1.94%	11.09%	159,284	29%
Class P
2017 (7)	23.90	0.04	(0.10)	(0.06)	-	-	-	23.84	0.78%	0.78%	0.37%	(0.24%)	457,065	25%
2016	18.40	0.08	5.42	5.50	-	-	-	23.90	0.78%	0.78%	0.41%	29.85%	420,665	64%
2015	19.20	0.21	(1.01)	(0.80)	-	-	-	18.40	0.78%	0.78%	1.10%	(4.15%)	261,296	86%
2014	18.14	0.30	0.76	1.06	-	-	-	19.20	0.78%	0.78%	1.60%	5.85%	527,400	74%
2013	13.66	0.26	4.22	4.48	-	-	-	18.14	0.78%	0.78%	1.64%	32.75%	326,430	27%
2012	13.93	0.30	1.10	1.40	(0.31)	(1.36)	(1.67)	13.66	0.82%	0.82%	2.16%	11.31%	332,371	29%
Value Advantage
Class I
2017 (7)	$14.80	$0.09	$0.55	$0.64	$-	$-	$-	$15.44	0.89%	0.89%	1.26%	4.28%	$31,588	15%
2016	12.71	0.19	1.90	2.09	-	-	-	14.80	0.89%	0.89%	1.44%	16.49%	28,573	28%
2015	13.33	0.16	(0.78)	(0.62)	-	-	-	12.71	0.88%	0.88%	1.21%	(4.69%)	17,516	30%
2014	11.68	0.19	1.46	1.65	-	-	-	13.33	0.89%	0.89%	1.48%	14.14%	23,660	28%
04/30/2013 - 12/31/2013	10.00	0.10	1.58	1.68	-	-	-	11.68	0.88%	0.88%	1.33%	16.80%	3,717	29%
Class P
2017 (7)	14.91	0.11	0.54	0.65	-	-	-	15.56	0.69%	0.69%	1.45%	4.39%	1,287,440	15%
2016	12.78	0.22	1.91	2.13	-	-	-	14.91	0.69%	0.69%	1.65%	16.72%	1,216,120	28%
2015	13.38	0.19	(0.79)	(0.60)	-	-	-	12.78	0.68%	0.68%	1.44%	(4.50%)	977,776	30%
2014	11.70	0.24	1.44	1.68	-	-	-	13.38	0.68%	0.68%	1.96%	14.37%	861,261	28%
04/30/2013 - 12/31/2013	10.00	0.11	1.59	1.70	-	-	-	11.70	0.69%	0.69%	1.55%	16.96%	838,944	29%
Emerging Markets
Class I
2017 (7)	$13.83	$0.09	$2.46	$2.55	$-	$-	$-	$16.38	1.06%	1.06%	1.11%	18.42%	$399,073	21%
2016	12.99	0.08	0.76	0.84	-	-	-	13.83	1.07%	1.07%	0.57%	6.46%	337,690	33%
2015	15.08	0.09	(2.18)	(2.09)	-	-	-	12.99	1.06%	1.06%	0.64%	(13.84%)	321,829	37%
2014	15.91	0.11	(0.94)	(0.83)	-	-	-	15.08	1.06%	1.06%	0.72%	(5.22%)	396,452	40%
2013	14.63	0.09	1.19	1.28	-	-	-	15.91	1.06%	1.06%	0.63%	8.75%	455,310	45%
2012	13.68	0.11	2.57	2.68	(0.11)	(1.62)	(1.73)	14.63	1.06%	1.06%	0.74%	21.52%	448,318	31%
Class P
2017 (7)	14.27	0.10	2.54	2.64	-	-	-	16.91	0.86%	0.86%	1.28%	18.53%	1,662,885	21%
2016	13.37	0.11	0.79	0.90	-	-	-	14.27	0.87%	0.87%	0.79%	6.68%	1,498,659	33%
2015	15.49	0.12	(2.24)	(2.12)	-	-	-	13.37	0.86%	0.86%	0.85%	(13.67%)	1,093,984	37%
2014	16.31	0.15	(0.97)	(0.82)	-	-	-	15.49	0.86%	0.86%	0.93%	(5.03%)	1,320,811	40%
2013	14.97	0.13	1.21	1.34	-	-	-	16.31	0.86%	0.86%	0.82%	8.96%	1,344,341	45%
2012	13.95	0.14	2.63	2.77	(0.13)	(1.62)	(1.75)	14.97	0.86%	0.86%	0.95%	21.77%	1,107,566	31%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
International Large-Cap
Class I
2017 (7)	$7.53	$0.10	$1.27	$1.37	$-	$-	$-	$8.90	1.00%	1.00%	2.52%	18.17%	$564,196	5%
2016	7.53	0.10	(0.10)	-	-	-	-	7.53	1.00%	1.00%	1.42%	(0.08%)	499,395	17%
2015	7.57	0.10	(0.14)	(0.04)	-	-	-	7.53	1.00%	1.00%	1.29%	(0.44%)	474,052	16%
2014	7.97	0.13	(0.53)	(0.40)	-	-	-	7.57	1.00%	1.00%	1.61%	(5.02%)	481,317	16%
2013	6.73	0.09	1.15	1.24	-	-	-	7.97	1.00%	1.00%	1.26%	18.42%	518,064	18%
2012	5.57	0.10	1.16	1.26	(0.10)	-	(0.10)	6.73	1.00%	1.00%	1.62%	22.53%	430,048	23%
Class P
2017 (7)	8.06	0.12	1.36	1.48	-	-	-	9.54	0.80%	0.80%	2.73%	18.29%	1,106,474	5%
2016	8.05	0.14	(0.13)	0.01	-	-	-	8.06	0.80%	0.80%	1.75%	0.12%	1,406,106	17%
2015	8.07	0.13	(0.15)	(0.02)	-	-	-	8.05	0.80%	0.80%	1.49%	(0.24%)	1,748,080	16%
2014	8.48	0.14	(0.55)	(0.41)	-	-	-	8.07	0.80%	0.80%	1.68%	(4.83%)	1,959,210	16%
2013	7.15	0.12	1.21	1.33	-	-	-	8.48	0.80%	0.80%	1.54%	18.66%	1,166,770	18%
2012	5.94	0.13	1.22	1.35	(0.14)	-	(0.14)	7.15	0.80%	0.80%	1.96%	22.78%	1,572,347	23%
International Small-Cap
Class I
2017 (7)	$8.73	$0.10	$1.32	$1.42	$-	$-	$-	$10.15	1.09%	1.09%	2.06%	16.34%	$83,524	28%
2016	8.44	0.10	0.19	0.29	-	-	-	8.73	1.09%	1.08%	1.16%	3.42%	74,989	51%
2015	7.93	0.11	0.40	0.51	-	-	-	8.44	1.08%	1.06%	1.33%	6.43%	76,538	52%
2014	8.12	0.13	(0.32)	(0.19)	-	-	-	7.93	1.08%	1.06%	1.60%	(2.42%)	57,344	50%
2013	6.34	0.11	1.67	1.78	-	-	-	8.12	1.08%	1.06%	1.56%	28.09%	57,641	54%
2012	5.45	0.13	0.93	1.06	(0.17)	-	(0.17)	6.34	1.09%	1.07%	2.19%	19.44%	44,592	57%
Class P
2017 (7)	11.98	0.14	1.83	1.97	-	-	-	13.95	0.89%	0.89%	2.24%	16.46%	895,770	28%
2016	11.56	0.17	0.25	0.42	-	-	-	11.98	0.89%	0.88%	1.48%	3.63%	1,079,140	51%
2015	10.84	0.18	0.54	0.72	-	-	-	11.56	0.88%	0.86%	1.54%	6.64%	1,498,265	52%
2014	11.09	0.20	(0.45)	(0.25)	-	-	-	10.84	0.88%	0.86%	1.80%	(2.22%)	1,157,354	50%
2013	8.64	0.17	2.28	2.45	-	-	-	11.09	0.88%	0.86%	1.77%	28.34%	1,371,136	54%
2012	7.38	0.19	1.26	1.45	(0.19)	-	(0.19)	8.64	0.89%	0.87%	2.39%	19.68%	1,171,915	57%
International Value
Class I
2017 (7)	$10.59	$0.17	$1.00	$1.17	$-	$-	$-	$11.76	0.89%	0.89%	3.10%	11.08%	$287,609	98%
2016	10.28	0.24	0.07	0.31	-	-	-	10.59	0.90%	0.90%	2.45%	2.98%	266,742	59%
2015	10.56	0.18	(0.46)	(0.28)	-	-	-	10.28	0.89%	0.89%	1.65%	(2.63%)	289,713	74%
2014	11.81	0.44	(1.69)	(1.25)	-	-	-	10.56	0.89%	0.89%	3.82%	(10.54%)	302,892	82%
2013	9.70	0.22	1.89	2.11	-	-	-	11.81	0.88%	0.88%	2.06%	21.68%	354,712	51%
2012	8.52	0.27	1.23	1.50	(0.32)	-	(0.32)	9.70	0.89%	0.89%	3.01%	17.82%	316,519	68%
Class P
2017 (7)	11.82	0.21	1.11	1.32	-	-	-	13.14	0.69%	0.69%	3.29%	11.19%	1,112,357	98%
2016	11.45	0.29	0.08	0.37	-	-	-	11.82	0.70%	0.70%	2.60%	3.18%	793,592	59%
2015	11.74	0.23	(0.52)	(0.29)	-	-	-	11.45	0.69%	0.69%	1.87%	(2.44%)	761,986	74%
2014	13.10	0.48	(1.84)	(1.36)	-	-	-	11.74	0.69%	0.69%	3.83%	(10.37%)	1,070,076	82%
2013	10.74	0.27	2.09	2.36	-	-	-	13.10	0.68%	0.68%	2.30%	21.92%	918,931	51%
2012	9.46	0.32	1.36	1.68	(0.40)	-	(0.40)	10.74	0.69%	0.69%	3.18%	18.05%	1,222,391	68%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Health Sciences
Class I
2017 (7)	$28.82	$0.02	$5.54	$5.56	$-	$-	$-	$34.38	1.13%	1.13%	0.11%	19.29%	$373,745	9%
2016	30.65	0.02	(1.85)	(1.83)	-	-	-	28.82	1.13%	1.13%	0.08%	(5.97%)	318,388	48%
2015	27.97	(0.04)	2.72	2.68	-	-	-	30.65	1.13%	1.13%	(0.14%)	9.59%	401,444	54%
2014	22.46	(0.06)	5.57	5.51	-	-	-	27.97	1.13%	1.13%	(0.25%)	24.53%	342,433	93%
2013	14.35	(0.10)	8.21	8.11	-	-	-	22.46	1.13%	1.13%	(0.51%)	56.49%	267,985	57%
2012	12.06	(0.06)	3.10	3.04	-	(0.75)	(0.75)	14.35	1.15%	1.15%	(0.45%)	25.68%	156,854	61%
Class P
2017 (7)	31.44	0.06	6.05	6.11	-	-	-	37.55	0.91%	0.91%	0.32%	19.41%	29	9%
2016	33.37	0.09	(2.02)	(1.93)	-	-	-	31.44	0.92%	0.92%	0.29%	(5.77%)	24	48%
2015	30.39	0.02	2.96	2.98	-	-	-	33.37	0.92%	0.92%	0.07%	9.82%	26	54%
2014	24.35	(0.01)	6.05	6.04	-	-	-	30.39	0.91%	0.91%	(0.04%)	24.80%	24	93%
2013	15.53	(0.06)	8.88	8.82	-	-	-	24.35	0.91%	0.91%	(0.30%)	56.82%	19	57%
2012	12.97	(0.04)	3.35	3.31	-	(0.75)	(0.75)	15.53	0.95%	0.95%	(0.24%)	25.93%	12	61%
Real Estate
Class I
2017 (7)	$23.46	($0.13)	($0.08)	($0.21)	$-	$-	$-	$23.25	1.06%	1.06%	(1.08%)	(0.88%)	$293,232	24%
2016	22.01	0.59	0.86	1.45	-	-	-	23.46	1.06%	1.06%	2.59%	6.59%	313,208	21%
2015	21.68	0.34	(0.01)	0.33	-	-	-	22.01	1.05%	1.05%	1.58%	1.52%	318,919	35%
2014	16.60	0.32	4.76	5.08	-	-	-	21.68	1.05%	1.05%	1.68%	30.59%	374,485	29%
2013	16.32	0.29	(0.01)	0.28	-	-	-	16.60	1.05%	1.05%	1.72%	1.71%	281,028	18%
2012	14.90	0.20	2.17	2.37	(0.19)	(0.76)	(0.95)	16.32	1.08%	1.08%	1.27%	16.21%	282,777	31%
Class P
2017 (7)	24.38	(0.16)	(0.03)	(0.19)	-	-	-	24.19	0.86%	0.86%	(1.31%)	(0.79%)	247,992	24%
2016	22.82	0.64	0.92	1.56	-	-	-	24.38	0.86%	0.86%	2.69%	6.80%	370,544	21%
2015	22.44	0.45	(0.07)	0.38	-	-	-	22.82	0.85%	0.85%	2.00%	1.72%	475,537	35%
2014	17.15	0.29	5.00	5.29	-	-	-	22.44	0.85%	0.85%	1.50%	30.85%	498,308	29%
2013	16.83	0.34	(0.02)	0.32	-	-	-	17.15	0.85%	0.85%	1.90%	1.92%	797,151	18%
2012	15.33	0.32	2.16	2.48	(0.22)	(0.76)	(0.98)	16.83	0.88%	0.88%	1.90%	16.44%	832,686	31%
Technology
Class I
2017 (7)	$5.12	($0.01)	$1.07	$1.06	$-	$-	$-	$6.18	1.14%	1.14%	(0.47%)	20.71%	$111,383	21%
2016	5.48	(0.03)	(0.33)	(0.36)	-	-	-	5.12	1.16%	1.16%	(0.53%)	(6.61%)	87,182	104%
2015	5.65	(0.04)	(0.13)	(0.17)	-	-	-	5.48	1.14%	1.14%	(0.61%)	(3.04%)	99,742	26%
2014	5.15	(0.03)	0.53	0.50	-	-	-	5.65	1.14%	1.14%	(0.52%)	9.85%	93,793	135%
2013	4.20	(0.02)	0.97	0.95	-	-	-	5.15	1.14%	1.14%	(0.39%)	22.50%	82,990	68%
2012	4.30	(0.02)	0.32	0.30	-	(0.40)	(0.40)	4.20	1.16%	1.16%	(0.49%)	7.14%	68,148	78%
Class P
2017 (7)	6.45	(0.01)	1.36	1.35	-	-	-	7.80	0.92%	0.92%	(0.25%)	20.84%	14	21%
2016	6.89	(0.02)	(0.42)	(0.44)	-	-	-	6.45	0.94%	0.94%	(0.32%)	(6.41%)	12	104%
2015	7.10	(0.03)	(0.18)	(0.21)	-	-	-	6.89	0.93%	0.93%	(0.40%)	(2.84%)	13	26%
2014	6.45	(0.02)	0.67	0.65	-	-	-	7.10	0.93%	0.93%	(0.31%)	10.09%	13	135%
2013	5.25	(0.01)	1.21	1.20	-	-	-	6.45	0.92%	0.92%	(0.17%)	22.77%	12	68%
2012	5.27	(0.02)	0.40	0.38	-	(0.40)	(0.40)	5.25	0.95%	0.95%	(0.27%)	7.36%	10	78%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Currency Strategies
Class I
2017 (7)	$11.30	($0.03)	$-	($0.03)	$-	$-	$-	$11.27	0.90%	0.90%	(0.52%)	(0.21%)	$4,630	13%
2016	10.77	(0.07)	0.60	0.53	-	-	-	11.30	0.90%	0.90%	(0.66%)	4.88%	5,226	42%
2015	10.61	(0.07)	0.23	0.16	-	-	-	10.77	0.89%	0.89%	(0.72%)	1.43%	3,997	45%
2014	10.26	(0.08)	0.43	0.35	-	-	-	10.61	0.89%	0.89%	(0.75%)	3.53%	4,526	57%
2013	9.89	(0.07)	0.44	0.37	-	-	-	10.26	0.88%	0.88%	(0.70%)	3.72%	2,614	73%
09/28/2012 - 12/31/2012	10.00	(0.02)	(0.09)	(0.11)	-	-	-	9.89	0.88%	0.88%	(0.70%)	(1.14%)	224	0%
Class P
2017 (7)	11.39	(0.02)	0.01	(0.01)	-	-	-	11.38	0.70%	0.70%	(0.32%)	(0.11%)	989,434	13%
2016	10.84	(0.05)	0.60	0.55	-	-	-	11.39	0.70%	0.70%	(0.46%)	5.09%	1,092,323	42%
2015	10.66	(0.05)	0.23	0.18	-	-	-	10.84	0.69%	0.69%	(0.52%)	1.63%	1,286,284	45%
2014	10.28	(0.06)	0.44	0.38	-	-	-	10.66	0.69%	0.69%	(0.56%)	3.74%	1,729,685	57%
2013	9.89	(0.05)	0.44	0.39	-	-	-	10.28	0.68%	0.68%	(0.50%)	3.93%	1,428,683	73%
09/28/2012 - 12/31/2012	10.00	(0.01)	(0.10)	(0.11)	-	-	-	9.89	0.68%	0.68%	(0.50%)	(1.09%)	1,458,137	0%
Diversified Alternatives
Class I
2017 (7)	$10.54	($0.03)	$0.52	$0.49	$-	$-	$-	$11.03	1.38%	0.50%	(0.50%)	4.64%	$3,441	11%
2016	9.99	(0.05)	0.60	0.55	-	-	-	10.54	4.85%	0.50%	(0.50%)	5.50%	2,953	19%
10/30/2015 - 12/31/2015	10.00	(0.01)	- (8)	(0.01)	-	-	-	9.99	2.47%	0.50%	(0.50%)	(0.08%)	2,024	0	% (10)
Equity Long/Short
Class I
2017 (7)	$12.87	($0.05)	$0.79	$0.74	$-	$-	$-	$13.61	1.40%	1.25%	(0.81%)	5.70%	$27,758	0%
2016	11.57	(0.12)	1.42	1.30	-	-	-	12.87	1.40%	1.25%	(1.04%)	11.28%	20,446	0%
04/27/2015 - 12/31/2015	10.00	(0.09)	1.66	1.57	-	-	-	11.57	1.41%	1.26%	(1.20%)	15.67%	15,026	0%
Class P
2017 (7)	12.91	(0.04)	0.79	0.75	-	-	-	13.66	1.20%	1.05%	(0.62%)	5.80%	1,038,309	0%
2016	11.58	(0.10)	1.43	1.33	-	-	-	12.91	1.20%	1.05%	(0.85%)	11.50%	1,181,395	0%
04/27/2015 - 12/31/2015	10.00	(0.07)	1.65	1.58	-	-	-	11.58	1.19%	1.04%	(1.00%)	15.82%	1,321,744	0%
Global Absolute Return
Class I
2017 (7)	$11.24	$0.26	$0.33	$0.59	$-	$-	$-	$11.83	1.13%	1.13%	4.49%	5.26%	$33,029	53%
2016	10.75	0.55	(0.06)	0.49	-	-	-	11.24	1.13%	1.13%	5.05%	4.65%	13,989	79%
2015	10.46	0.55	(0.26)	0.29	-	-	-	10.75	1.12%	1.12%	5.14%	2.69%	14,083	93%
2014	9.87	0.48	0.11	0.59	-	-	-	10.46	1.15%	1.15%	4.70%	6.03%	10,686	127%
2013	9.98	0.35	(0.46)	(0.11)	-	-	-	9.87	1.09%	1.09%	3.53%	(1.15%)	7,240	93%
09/28/2012 - 12/31/2017	10.00	0.06	(0.08)	(0.02)	-	-	-	9.98	1.07%	1.07%	2.44%	(0.20%)	923	45%
Class P
2017 (7)	11.34	0.27	0.34	0.61	-	-	-	11.95	0.93%	0.93%	4.69%	5.37%	1,026,678	53%
2016	10.82	0.58	(0.06)	0.52	-	-	-	11.34	0.93%	0.93%	5.23%	4.85%	827,690	79%
2015	10.51	0.58	(0.27)	0.31	-	-	-	10.82	0.92%	0.92%	5.36%	2.89%	1,117,228	93%
2014	9.89	0.49	0.13	0.62	-	-	-	10.51	0.95%	0.95%	4.82%	6.24%	1,534,502	127%
2013	9.99	0.36	(0.46)	(0.10)	-	-	-	9.89	0.88%	0.88%	3.59%	(0.95%)	1,936,490	93%
09/28/2012 - 12/31/2017	10.00	0.05	(0.06)	(0.01)	-	-	-	9.99	0.86%	0.86%	2.10%	(0.15%)	2,029,821	45%
Pacific Dynamix-Conservative Growth
Class I
2017 (7)	$14.23	($0.03)	$0.74	$0.71	$-	$-	$-	$14.94	0.42%	0.36%	(0.36%)	4.99%	$532,421	8%
2016	13.32	(0.05)	0.96	0.91	-	-	-	14.23	0.42%	0.37%	(0.37%)	6.84%	522,146	8%
2015	13.47	(0.05)	(0.10)	(0.15)	-	-	-	13.32	0.42%	0.38%	(0.38%)	(1.10%)	458,930	9%
2014	12.76	(0.05)	0.76	0.71	-	-	-	13.47	0.42%	0.38%	(0.38%)	5.50%	441,650	11%
2013	11.67	(0.05)	1.14	1.09	-	-	-	12.76	0.42%	0.38%	(0.38%)	9.39%	342,779	9%
2012	11.26	0.22	0.81	1.03	(0.16)	(0.46)	(0.62)	11.67	0.43%	0.39%	1.88%	9.42%	248,916	6%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Pacific Dynamix-Moderate Growth
Class I
2017 (7)	$17.21	($0.03)	$1.16	$1.13	$-	$-	$-	$18.34	0.42%	0.36%	(0.36%)	6.61%	$2,215,484	5%
2016	15.87	(0.06)	1.40	1.34	-	-	-	17.21	0.42%	0.37%	(0.37%)	8.45%	2,022,205	5%
2015	16.16	(0.06)	(0.23)	(0.29)	-	-	-	15.87	0.41%	0.37%	(0.37%)	(1.85%)	1,793,442	2%
2014	15.32	(0.06)	0.90	0.84	-	-	-	16.16	0.42%	0.37%	(0.37%)	5.53%	1,580,279	6%
2013	13.32	(0.05)	2.05	2.00	-	-	-	15.32	0.42%	0.37%	(0.37%)	14.95%	1,151,519	3%
2012	12.32	0.27	1.15	1.42	(0.19)	(0.23)	(0.42)	13.32	0.42%	0.37%	2.08%	11.74%	644,608	2%
Pacific Dynamix-Growth
Class I
2017 (7)	$18.60	($0.03)	$1.54	$1.51	$-	$-	$-	$20.11	0.42%	0.35%	(0.35%)	8.13%	$702,002	11%
2016	16.88	(0.06)	1.78	1.72	-	-	-	18.60	0.42%	0.37%	(0.37%)	10.17%	624,976	10%
2015	17.30	(0.06)	(0.36)	(0.42)	-	-	-	16.88	0.42%	0.37%	(0.37%)	(2.45%)	574,532	6%
2014	16.41	(0.06)	0.95	0.89	-	-	-	17.30	0.42%	0.37%	(0.37%)	5.43%	524,769	8%
2013	13.57	(0.05)	2.89	2.84	-	-	-	16.41	0.42%	0.36%	(0.36%)	20.98%	418,668	6%
2012	12.52	0.20	1.49	1.69	(0.18)	(0.46)	(0.64)	13.57	0.42%	0.36%	1.48%	13.76%	264,131	10%
Portfolio Optimization Conservative
Class I
2017 (7)	$11.93	($0.02)	$0.52	$0.50	$-	$-	$-	$12.43	0.32%	0.32%	(0.32%)	4.18%	$1,897,813	10%
2016	11.28	(0.04)	0.69	0.65	-	-	-	11.93	0.32%	0.32%	(0.32%)	5.83%	2,019,885	29%
2015	11.28	(0.04)	0.04	-	-	-	-	11.28	0.31%	0.31%	(0.31%)	(0.03%)	2,119,782	19%
2014	10.91	(0.04)	0.41	0.37	-	-	-	11.28	0.31%	0.31%	(0.31%)	3.39%	2,422,841	13%
2013	10.59	(0.03)	0.35	0.32	-	-	-	10.91	0.31%	0.28%	(0.28%)	3.04%	2,838,674	8%
2012	9.86	0.28	0.72	1.00	(0.26)	(0.01)	(0.27)	10.59	0.31%	0.21%	2.69%	10.11%	3,773,295	42%
Portfolio Optimization Moderate-Conservative
Class I
2017 (7)	$12.54	($0.02)	$0.74	$0.72	$-	$-	$-	$13.26	0.32%	0.32%	(0.32%)	5.73%	$3,060,351	9%
2016	11.74	(0.04)	0.84	0.80	-	-	-	12.54	0.32%	0.32%	(0.32%)	6.78%	3,501,918	16%
2015	11.79	(0.04)	(0.01)	(0.05)	-	-	-	11.74	0.31%	0.31%	(0.31%)	(0.41%)	3,704,156	17%
2014	11.34	(0.04)	0.49	0.45	-	-	-	11.79	0.31%	0.31%	(0.31%)	4.03%	4,196,686	17%
2013	10.48	(0.03)	0.89	0.86	-	-	-	11.34	0.31%	0.28%	(0.28%)	8.16%	4,505,967	12%
2012	9.60	0.25	0.87	1.12	(0.24)	- (8)	(0.24)	10.48	0.31%	0.21%	2.47%	11.65%	4,701,506	38%
Portfolio Optimization Moderate
Class I
2017 (7)	$13.13	($0.02)	$0.90	$0.88	$-	$-	$-	$14.01	0.32%	0.32%	(0.32%)	6.71%	$12,255,602	9%
2016	12.14	(0.04)	1.03	0.99	-	-	-	13.13	0.32%	0.32%	(0.32%)	8.08%	12,248,929	14%
2015	12.19	(0.04)	(0.01)	(0.05)	-	-	-	12.14	0.31%	0.31%	(0.31%)	(0.36%)	12,849,093	16%
2014	11.65	(0.04)	0.58	0.54	-	-	-	12.19	0.31%	0.31%	(0.31%)	4.62%	14,825,332	16%
2013	10.33	(0.03)	1.35	1.32	-	-	-	11.65	0.31%	0.28%	(0.28%)	12.74%	15,883,448	12%
2012	9.34	0.21	0.99	1.20	(0.21)	-	(0.21)	10.33	0.31%	0.21%	2.10%	12.94%	15,072,411	36%
Portfolio Optimization Growth
Class I
2017 (7)	$13.64	($0.02)	$1.11	$1.09	$-	$-	$-	$14.73	0.32%	0.32%	(0.32%)	8.02%	$10,325,241	12%
2016	12.54	(0.04)	1.14	1.10	-	-	-	13.64	0.32%	0.32%	(0.32%)	8.81%	10,222,380	17%
2015	12.58	(0.04)	-	(0.04)	-	-	-	12.54	0.31%	0.31%	(0.31%)	(0.33%)	10,758,744	16%
2014	11.97	(0.04)	0.65	0.61	-	-	-	12.58	0.31%	0.31%	(0.31%)	5.08%	12,300,634	17%
2013	10.19	(0.03)	1.81	1.78	-	-	-	11.97	0.31%	0.28%	(0.28%)	17.46%	13,367,354	14%
2012	9.09	0.17	1.11	1.28	(0.18)	-	(0.18)	10.19	0.31%	0.21%	1.76%	14.02%	12,605,307	34%

See Notes to Financial Statements	See explanation of references on B-39

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1) (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Selected Per Share Data									Ratios to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
Portfolio Optimization Aggressive-Growth
Class I
2017 (7)	$13.81	($0.02)	$1.24	$1.22	$-	$-	$-	$15.03	0.32%	0.32%	(0.32%)	8.86%	$2,269,010	14%
2016	12.63	(0.04)	1.22	1.18	-	-	-	13.81	0.32%	0.32%	(0.32%)	9.33%	2,222,199	11%
2015	12.75	(0.04)	(0.08)	(0.12)	-	-	-	12.63	0.31%	0.31%	(0.31%)	(0.91%)	2,312,489	16%
2014	12.11	(0.04)	0.68	0.64	-	-	-	12.75	0.31%	0.31%	(0.31%)	5.29%	2,639,423	19%
2013	10.02	(0.03)	2.12	2.09	-	-	-	12.11	0.31%	0.28%	(0.28%)	20.86%	2,876,530	16%
2012	8.82	0.14	1.20	1.34	(0.14)	-	(0.14)	10.02	0.31%	0.21%	1.43%	15.17%	2,634,612	33%
PSF DFA Balanced Allocation
Class D
2017 (7)	$10.57	$0.09	$0.52	$0.61	$-	$-	$-	$11.18	0.64%	0.55%	1.60%	5.72%	$67,673	20%
04/29/2016 - 12/31/2016	10.00	0.24	0.33	0.57	-	-	-	10.57	0.85%	0.55%	3.50%	5.72%	33,115	30%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For share classes that commenced operations after January 1, 2012, the first date reported represents the commencement date of operations for that share class.
(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Notes to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after custodian credits, advisory fee waivers, and adviser expense reimbursements, if any, as discussed in Notes 6 and 7B in Notes to the Financial Statements. The expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective underlying funds (see Note 1 in Notes to Financial Statements) in which they invest.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2017.
(8)	Reflects an amount rounding to less than $0.01 per share or 0.01%.
(9)	The annualized ratios of expenses, excluding dividend expenses on securities sold short, after and before expense reductions to average net assets for each year or period ended are as follows:

	Class I		Class P
	Before	After	Before	After
June 30, 2017	1.38%	1.38%	1.18%	1.18%
December 31, 2016	1.42%	1.40%	1.22%	1.20%
December 31, 2015	1.42%	1.37%	1.22%	1.17%
December 31, 2014	1.48%	1.43%	1.29%	1.24%
December 31, 2013	1.45%	1.40%	1.25%	1.20%
December 31, 2012	1.37%	1.35%	1.16%	1.15%

The portfolio turnover rates, excluding securities sold short, for the same periods above were 47%, 103%, 123%, 118%, 77%, and 78%, respectively.
(10)	The portfolio turnover rate for Diversified Alternatives Portfolio reflects an amount rounding to less than 1% for the period ended December 31, 2015.

See Notes to Financial Statements

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2017, the Trust was comprised of fifty-seven separate funds, forty-eight of which are presented in these financial statements (each individually a “Fund”, and collectively the “Funds”):

Core Income Portfolio (1)	Large-Cap Growth Portfolio (1)	Health Sciences Portfolio
Diversified Bond Portfolio (1)	Large-Cap Value Portfolio (1)	Real Estate Portfolio (1)
Floating Rate Income Portfolio (1)	Long/Short Large-Cap Portfolio (1)	Technology Portfolio
Floating Rate Loan Portfolio (1)	Main Street® Core Portfolio (1)	Currency Strategies Portfolio (1)
High Yield Bond Portfolio (1)	Mid-Cap Equity Portfolio (1)	Diversified Alternatives Portfolio
Inflation Managed Portfolio (1)	Mid-Cap Growth Portfolio (1)	Equity Long/Short Portfolio (1)
Inflation Strategy Portfolio (1)	Mid-Cap Value Portfolio (1)	Global Absolute Return Portfolio (1)
Managed Bond Portfolio (1)	Small-Cap Equity Portfolio (1)	Pacific Dynamix – Conservative Growth Portfolio (2)
Short Duration Bond Portfolio (1)	Small-Cap Growth Portfolio (1)	Pacific Dynamix – Moderate Growth Portfolio (2)
Emerging Markets Debt Portfolio (1)	Small-Cap Index Portfolio (1)	Pacific Dynamix – Growth Portfolio (2)
Comstock Portfolio (1)	Small-Cap Value Portfolio (1)	Portfolio Optimization Conservative Portfolio (3)
Developing Growth Portfolio (1)	Value Advantage Portfolio (1)	Portfolio Optimization Moderate-Conservative Portfolio (3)
Dividend Growth Portfolio (1)	Emerging Markets Portfolio (1)	Portfolio Optimization Moderate Portfolio (3)
Equity Index Portfolio (1)	International Large-Cap Portfolio (1)	Portfolio Optimization Growth Portfolio (3)
Focused Growth Portfolio	International Small-Cap Portfolio (1)	Portfolio Optimization Aggressive-Growth Portfolio (3)
Growth Portfolio (1)	International Value Portfolio (1)	PSF DFA Balanced Allocation Portfolio

(1)	These Funds are collectively known as the “Underlying Funds”.
(2)	These Funds are collectively known as the “Pacific Dynamix Portfolios”.
(3)	These Funds are collectively known as the “Portfolio Optimization Portfolios”.

The Trust offers three separate share classes: Class D, Class I, and Class P. Each Fund presented in these financial statements, except for the Small-Cap Growth Portfolio, Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, Portfolio Optimization Portfolios, and PSF DFA Balanced Allocation Portfolio offers both Class I and Class P shares. The Diversified Alternatives Portfolio, Pacific Dynamix Portfolios, and Portfolio Optimization Portfolios offer Class I shares only. The PSF DFA Balanced Allocation Portfolio offers Class D shares only. The Small-Cap Growth Portfolio offers Class P shares only.

The Portfolio Optimization Portfolios, Pacific Dynamix Portfolios, Diversified Alternatives Portfolio, and the PSF DFA Balanced Allocation Portfolio are known individually as “Fund of Funds” and collectively as the “Funds of Funds.”

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios invest their assets in Class P shares of certain Underlying Funds (see Note 7C). Presently, only the Diversified Alternatives Portfolio, Portfolio Optimization Portfolios, the Investment Adviser, and certain of its affiliates can invest in Class P shares of the Underlying Funds.

The Pacific Dynamix Portfolios invest their assets in Class P shares of the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, PD High Yield Bond Market, PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios (collectively, the “Pacific Dynamix Underlying Funds”) (see Note 7C). Presently, only the Pacific Dynamix Portfolios, the Investment Adviser, and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

The PSF DFA Balanced Allocation Portfolio invests its assets in a variety of eligible third party mutual funds and/or variable insurance trusts (the “DFA Underlying Funds”) which, in turn, invest in domestic and foreign equity and debt instruments. The DFA Underlying Funds are offered by Dimensional Investment Group Inc. and/or DFA Investment Dimensions Group Inc., as managed by Dimensional Fund Advisors LP, and are not funds of the Trust. Dimensional Investment Group Inc. and DFA Investment Dimensions Group, Inc. are not affiliated with the Trust, the Fund, or the Investment Adviser.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Underlying Funds, which is available without charge. For information on how to obtain the semi-annual report for these Funds, see the Where to Go for More Information section of this report on page D-8.

Shares of the Funds within the Trust are offered only to certain separate accounts of Pacific Life Insurance Company (“Pacific Life”) and Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life. Pacific Life and PL&A determine which Funds of the Trust to make available.

Main Street is a registered trademark of OppenheimerFunds, Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2017, the Trust implemented Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements issued by the Financial Accounting Standards Board (“FASB”). This ASU made technical changes to various sections of the accounting standards codification (“ASC”), including modifications to Topic 820, Fair Value Measurement and requires disclosure of reason(s) for the change in valuation approach and valuation technique. Changes in valuation approach and valuation technique, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Facility fees and other fees (such as origination fees) received from floating rate senior loan notes purchased (see Note 4) by a Fund are amortized over the expected term of each applicable senior loan. Commitment fees received by a Fund relating to unfunded senior loan commitments are amortized to income over the period of the commitment. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Fund of the Trust is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 13). No dividend and capital gain distributions have been paid by any Fund during the period ended June 30, 2017 and there will be no dividends and capital gains distributions paid by any Fund in future years under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES

Income, non-class specific expenses, and realized and unrealized gains and losses, are allocated on a daily basis to each class of shares based upon the relative portion of net assets of each class. Certain Trust expenses directly attributable to a particular Fund are charged to that Fund (such as fund-specific transactional fees, proxies, liquidations, litigation, and organizational/start-up costs) and class-specific fees and expenses are charged directly to the respective share class within each Fund. Generally, other Trust expenses are allocated proportionately among all the Funds in relation to the net assets of each Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund, including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules (the “Reporting Rules”) and amended existing rules (the “Amended Rules”) intended to modernize reporting and enhance the disclosure of information for most registered investment

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

companies. The Amended Rules relate to Regulation S-X, which will modify the form and content of the financial statements of the Trust effective August 1, 2017. For the Trust, the effective date of the Reporting Rules will be June 1, 2018. At this time, management is evaluating the implications of the Reporting Rules and determining their impact on the Trust’s financial statements and accompanying notes.

On November 17, 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. This update intends to reduce diversity in the presentation of restricted cash and restricted cash equivalents in the statement. Any restricted cash and restricted cash equivalents will be included as components of cash and cash equivalents as presented on the statement of cash flows. For the Trust, the effective date of this update is for periods beginning after December 15, 2017. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, that would require that the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Diversified Alternatives Portfolio

The investments of the Diversified Alternatives Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

Pacific Dynamix Portfolios

The investments of each Pacific Dynamix Portfolio consist of Class P shares of the applicable Pacific Dynamix Underlying Funds, which are valued at their respective NAVs.

Portfolio Optimization Portfolios

The investments of each Portfolio Optimization Portfolio consist of Class P shares of the applicable Underlying Funds, which are valued at their respective NAVs.

PSF DFA Balanced Allocation Portfolio

The investments of the PSF DFA Balanced Allocation Portfolio consist of shares of the DFA Underlying Funds, which are valued at their respective NAVs.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to exchange listed option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond, as provided by a third party pricing service, and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps that are traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps – The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps – Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Diversified Alternatives Portfolio and Portfolio Optimization Portfolios are exposed to the same risks as the Underlying Funds in direct proportion to the allocation of their assets among those Underlying Funds. Allocations among the Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given the various levels of risk tolerance. The allocations of the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Diversified Alternatives Portfolio and Portfolio Optimization Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Underlying Fund (see Note 7C).

The Pacific Dynamix Portfolios are exposed to the same risks as the Pacific Dynamix Underlying Funds in direct proportion to the allocation of their assets among those Pacific Dynamix Underlying Funds. The semi-annual report for the Pacific Dynamix Underlying Funds contains information about the risks associated with investing in the Pacific Dynamix Underlying Funds. Allocations among the Pacific Dynamix Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Pacific Dynamix Portfolios may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or Pacific Dynamix Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Pacific Dynamix Portfolios seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single Pacific Dynamix Underlying Fund (see Note 7C).

The PSF DFA Balanced Allocation Portfolio is exposed to the same risks as the DFA Underlying Funds in direct proportion to the allocation of its assets among the DFA Underlying Funds. Allocations among the DFA Underlying Funds are determined using an asset allocation process and may be adjusted based on PLFA’s views of market conditions, its outlook for various asset classes or other factors. The allocations of the PSF DFA Balanced Allocation Portfolio may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or DFA Underlying Funds may cause it to underperform other mutual funds with a similar investment objective. The PSF DFA Balanced Allocation Portfolio may invest in any or all of the DFA Underlying Funds, but will not necessarily be invested in every DFA Underlying Fund at any particular time.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or

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unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within the next two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling

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participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2017, no participation interest in Senior Loans was held by any of the Funds presented in these financial statements.

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2017, the Floating Rate Income and Floating Rate Loan Portfolios had unfunded loan commitments of $135,107 and $810,914, respectively (see details in the Notes to Schedules of Investments).

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

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When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 5.

Reverse Repurchase Agreements – Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions – Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may

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receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales – Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

For the Long/Short Large-Cap Portfolio, in the event of a default by the Fund where the replacement value of the borrowed securities exceeds the pledged collateral, the lender is granted a security interest in the Fund’s right, title, and interest in the property and assets then held by the lender in any capacity, as security for the Fund’s obligation to pay the lender.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts, and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

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Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

During the reporting period, the following Funds entered into futures contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used futures to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into futures contracts to manage interest rate exposure, to provide liquidity, and as a substitute for cash bond exposure. The Short Duration Bond Portfolio used interest rate futures contracts to manage duration and interest rate risk. The Equity Index, Small-Cap Equity, and Small-Cap Index Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances. The Long/Short Large-Cap Portfolio used futures contracts to manage interest rate risk, to provide liquidity, as a substitute for cash bond exposure and maintain full exposure to the equity markets. The Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios utilized futures to gain market exposure with the cash generated during PLFA’s reallocation of assets for the Fund of Funds. The Equity Long/Short Portfolio used futures to gain exposure to the equity market. The Global Absolute Return Portfolio used futures to manage duration and interest rate risk, to maintain full exposure to the equities market, to manage exposure to various markets and interest rates, to provide daily liquidity for the Fund’s inflows and outflows, and to enhance returns.

Option Contracts – An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional

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exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

During the reporting period, the following Funds entered into option contracts for the reasons described: The Diversified Bond Portfolio used options to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios purchased and wrote options and swaptions on futures, currencies, volatility, mortgage pass-through securities and swaps as a means of capitalizing on anticipated changes in market volatility and to generate income. The Managed Bond Portfolio held inflation floors to hedge duration, and the Inflation Managed Portfolio held inflation caps and floors to hedge duration. The Mid-Cap Growth and Technology Portfolios purchased and wrote option contracts on individual equity securities to gain exposure to certain companies, to generate income, for liquidity enhancement, and to hedge market risk on equity securities. The Currency Strategies Portfolio purchased options to hedge risk on currency investments. The Global Absolute Return Portfolio purchased or wrote options to protect gains and to enhance returns.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into forward foreign currency contracts for the reasons described: The Diversified Bond and Inflation Strategy Portfolios used Forward Contracts for hedging purposes (to help protect the Funds’ returns against adverse currency movements) and to manage currency exposures. The Inflation Managed and Managed Bond Portfolios used Forward Contracts in connection with settling planned purchases or sales of investments, to hedge against currency exposure associated with some or all of these investments, and as a part the investment strategy for these Funds. The Emerging Markets Debt, International Value, and Equity Long/Short Portfolios used Forward Contracts to gain market exposure, for hedging purposes to help protect the Fund’s returns against adverse currency movements, and as a part of the Fund’s investment strategy. The Comstock Portfolio used Forward Contracts for hedging purpose to help protect the Fund’s returns against adverse currency movement and to isolate stock selection as the primary driver of performance. The Health Sciences Portfolio used Forward Contracts to manage exposure to foreign currencies and as an economic hedge against specific transactions and Fund investments. The Currency Strategies Portfolio utilized non-deliverable Forwards Contracts to gain or increase exposure to various currencies (both long and short positions) for hedging purposes to protect the Fund’s returns against adverse currency movements and as a part of the Fund’s investment strategy. The Global Absolute Return Portfolio used Forward Contracts for hedging purposes to protect the Fund’s returns against adverse currency movements, to shift exposure from one currency to another, to enhance returns, and as a substitute for securities.

Forward Bond Contracts – Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a nondeliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the Global Absolute Return Portfolio entered into Forward Bond Contracts as a substitute for the purchase or sale of securities, and to enhance returns.

Swap Agreements – Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or are executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally

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cleared swaps”). In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps – Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

During the reporting period, the following Funds entered into interest rate swap agreements for the reasons described: The Diversified Bond Portfolio entered into interest rate swaps in order to manage duration and yield curve exposure. The Inflation Managed and Managed Bond Portfolios entered into interest rate swaps to manage nominal or real interest rate risk in various global markets and as a substitute for cash bond exposure. The Emerging Markets Debt Portfolio entered into interest rate swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Global Absolute Return Portfolio entered into interest rate swaps for hedging purposes, to enhance returns, and to manage exposure to markets.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

During the reporting period, the Global Absolute Return Portfolio entered into cross currency swaps for hedging purposes, to enhance returns, and to manage exposure to the markets.

Credit Default Swaps – Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

As a seller of protection, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

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Credit default swap agreements on corporate and sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate and sovereign issues or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2017 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

During the reporting period, the following Funds entered into credit default swap agreements for the reasons described: The Diversified Bond Portfolio utilized credit default swaps to adjust credit exposure on the margin. The Inflation Managed and Managed Bond Portfolios sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and to the broader investment grade, high yield, mortgage or emerging markets through the use of credit default swaps on credit indices. The Inflation Managed Portfolio purchased credit protection to reduce credit exposure to individual issuers, reduce broader credit risk, and to take advantage of the basis between the credit default swap and cash bond market. The Global Absolute Return Portfolio entered into credit default swaps to increase or decrease credit exposure to individual issuers of debt securities, to increase or decrease exposure to a specific security or basket of securities, and to enhance returns.

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Total Return Swaps – A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

During the reporting period, the following Funds entered into total return swap agreements for the reasons described: The High Yield Bond Portfolio entered into total return swaps on credit indices to obtain long exposure to the broader high yield market, primarily for liquidity enhancement. The Emerging Markets Debt Portfolio entered into total return swaps to gain market exposure, for hedging purposes, and as a part of the Fund’s investment strategy. The Equity Long/Short Portfolio entered into total return swaps to gain exposure to various markets.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

During the reporting period, the Equity Long/Short Portfolio entered into total return basket swap agreements to gain exposure to equity indices and to gain security level stock exposure.

Volatility Swaps – Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

None of the Funds presented in these financial statements held volatility swaps as of June 30, 2017.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Credit contracts	Investments, at value	Outstanding options written, at value
Equity contracts	Receivable: Variation margin	Payable: Variation margin
Interest rate contracts	Swap agreements, at value	Swap agreements, at value
	Forward bond contracts appreciation	Forward bond contracts depreciation
Foreign currency contracts	Investments, at value	Outstanding options written, at value
	Receivable: Variation margin	Payable: Variation margin
	Swap agreements, at value	Swap agreements, at value
	Forward foreign currency contracts appreciation	Forward foreign currency contracts depreciation

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The following is a summary of fair values of derivative investments disclosed in the Trust’s Statements of Assets and Liabilities, categorized by primary risk exposure as of June 30, 2017:

		Asset Derivative Investments, Value
Portfolio	Total Value at June 30, 2017	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$39,976,325	$4,477,645	$-		$11,334,198 *	$24,164,482	*
High Yield Bond	305,573	-	-		-	305,573
Inflation Managed	8,333,235	83,719	-		2,798,210	5,451,306	*
Inflation Strategy	230,437	-	-		185,826	44,611	*
Managed Bond	28,157,264	1,552,351	-		14,915,219	11,689,694	*
Short Duration Bond	86,656	-	-		-	86,656	*
Emerging Markets Debt	11,468,705	-	-		4,127,818	7,340,887
Comstock	2,152	-	-		2,152	-
Small-Cap Index	251,340	-	251,340	*	-	-
Currency Strategies	97,498,468	-	-		97,498,468	-
Equity Long/Short	26,202,059	-	23,264,944	*	2,937,115	-
Global Absolute Return	38,009,578	13,068,657	2,656,715	*	13,477,088	8,807,118	*

		Liability Derivative Investments, Value
Portfolio	Total Value at June 30, 2017	Credit Contracts	Equity Contracts		Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	($29,612,738)	($9,115,996)	$-		($7,533,202 )*	($12,963,540	)*
Inflation Managed	(7,929,971)	(1,375,944)	-		(3,327,634)	(3,226,393	)*
Inflation Strategy	(293,622)	-	-		(293,622)	-
Managed Bond	(45,108,633)	(582,260)	-		(29,002,793)	(15,523,580	)*
Short Duration Bond	(245,264)	-	-		-	(245,264	)*
Emerging Markets Debt	(6,180,727)	-	-		(6,033,591)	(147,136)
Comstock	(2,481,766)	-	-		(2,481,766)	-
Equity Index	(128,885)	-	(128,885	)*	-	-
Long/Short Large-Cap	(39,430)	-	(39,430	)*	-	-
Small-Cap Equity	(4,523)	-	(4,523	)*	-	-
Currency Strategies	(110,009,689)	-	-		(110,009,689)	-
Equity Long/Short	(13,252,754)	-	(12,396,633	)*	(856,121)	-
Global Absolute Return	(52,366,066)	(15,415,862)	(54,547	)*	(27,425,446)	(9,470,211)

*	Includes cumulative appreciation (depreciation) on futures contracts, centrally cleared options, and/or centrally cleared swaps as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investments Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Credit contracts	Net realized gain (loss) on investment security transactions
Equity contracts	Net realized gain (loss) on futures contract transactions
Interest rate contracts	Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on forward bonds
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on forward bonds
Foreign currency contracts	Net realized gain (loss) on investment security transactions
Net realized gain (loss) on futures contract transactions
Net realized gain (loss) on swap transactions
Net realized gain (loss) on written option transactions
Net realized gain (loss) on foreign currency transactions
Change in net unrealized appreciation (depreciation) on investment securities
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on swaps
Change in net unrealized appreciation (depreciation) on written options
Change in net unrealized appreciation (depreciation) on foreign currencies

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

The following is a summary of each Fund’s net realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$15,782,758	($997,567)	$-	$2,676,156	$14,104,169
High Yield Bond	664,253	-	664,253	-	-
Inflation Managed	5,942,610	(112,771)	-	4,245,193	1,810,188
Inflation Strategy	(104,218)	-	-	102,811	(207,029)
Managed Bond	1,178,141	4,152,881	-	(5,089,793)	2,115,053
Short Duration Bond	(314,887)	-	-	-	(314,887)
Emerging Markets Debt	3,657,959	-	-	668,710	2,989,249
Comstock	(1,267,321)	-	-	(1,267,321)	-
Equity Index	4,764,779	-	4,764,779	-	-
Long/Short Large-Cap	850,401	-	850,401	-	-
Mid-Cap Equity	(3,349,882)	-	(3,349,882)	-	-
Mid-Cap Growth	(1,062,710)	-	(1,062,710)	-	-
Mid-Cap Value	(341,605)	-	(341,605)	-	-
Small-Cap Equity	115,886	-	115,886	-	-
Small-Cap Index	610,378	-	610,378	-	-
Small-Cap Value	22,478	-	22,478	-	-
Value Advantage	(67,196)	-	(67,196)	-	-
Emerging Markets	(205,150)	-	(205,150)	-	-
International Large-Cap	(2,666,481)	-	(2,666,481)	-	-
International Small-Cap	(1,464,212)	-	(1,464,212)	-	-
International Value	(1,661,481)	-	(2,538,731)	877,250	-
Health Sciences	106,751	-	-	106,751	-
Technology	(4,641)	-	(4,641)	-	-
Currency Strategies	23,428,987	-	-	23,428,987	-
Equity Long/Short	196,583,838	-	190,304,336	6,279,502	-
Global Absolute Return	(13,875,332)	(4,123,602)	(2,099,978)	(3,017,184)	(4,634,568)

	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statements of Operations
Portfolio	Total	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts
Diversified Bond	$6,964,030	$852,048	$-	$424,587	$5,687,395
High Yield Bond	(260,527)	-	-	-	(260,527)
Inflation Managed	(12,459,268)	185,721	-	(11,884,401)	(760,588)
Inflation Strategy	(123,119)	-	-	(167,730)	44,611
Managed Bond	(33,259,504)	(1,861,023)	-	(39,131,152)	7,732,671
Short Duration Bond	(174,178)	-	-	-	(174,178)
Emerging Markets Debt	5,224,974	-	-	5,157,876	67,098
Comstock	(4,235,120)	-	-	(4,235,120)	-
Equity Index	(244,102)	-	(244,102)	-	-
Long/Short Large-Cap	(8,341)	-	(8,341)	-	-
Small-Cap Equity	22,969	-	22,969	-	-
Small-Cap Index	286,922	-	286,922	-	-
International Value	1,082,368	-	-	1,082,368	-
Health Sciences	(106,751)	-	-	(106,751)	-
Technology	1,684	-	1,684	-	-
Currency Strategies	(27,447,494)	-	-	(27,447,494)	-
Equity Long/Short	(126,231,885)	-	(132,106,152)	5,874,267	-
Global Absolute Return	(33,494,797)	(1,796,242)	6,173,719	(35,479,181)	(2,393,093)

For financial reporting purposes, the Trust does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of the average number of positions and values of derivative investments by derivative type for the period ended June 30, 2017:

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Diversified Bond	25	($461,367)	22	($3,785,222)	52	$1,122,633	12	$8,558,404
High Yield Bond	-	-	-	-	-	-	1	322,842
Inflation Managed	9	(63,109)	74	1,969,436	33	1,126,036	85	(1,941,738)
Inflation Strategy	2	34,051	2	(10,067)	-	-	-	-
Managed Bond	14	(3,858,410)	124	(4,490,337)	37	(389,954)	41	(837,049)
Short Duration Bond	2	26,002	-	-	-	-	-	-
Emerging Markets Debt	-	-	121	(4,052,765)	-	-	21	9,868,698

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Average Positions and Value of Derivative Investments by Derivative Type
	Futures Contracts		Forward Contracts		Option Contracts		Swap Agreements
Portfolio	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value	Number of Positions	Value
Comstock	-	$-	20	($623,355)	-	$-	-	$-
Equity Index	1	(23,559)	-	-	-	-	-	-
Long/Short Large-Cap	1	(23,438)	-	-	-	-	-	-
Small-Cap Equity	1	(2,024)	-	-	-	-	-	-
Small-Cap Index	1	251,699	-	-	-	-	-	-
International Value	-	-	21	(40,439)	-	-	-	-
Health Sciences	-	-	1	35,584	-	-	-	-
Technology	-	-	-	-	1	12,928	-	-
Currency Strategies	-	-	91	4,125,576	7	5,094,692	-	-
Equity Long/Short	13	(742,254)	24	45,959	-	-	19	110,349,602
Global Absolute Return	7	(1,016,239)	165	(2,745,254)	25	8,721,121	216	(2,010,371)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of derivative activity for each applicable Fund for the period ended June 30, 2017. The realized gains and losses on futures contract transactions as disclosed in the Statements of Operations serve as indicators of volume of futures contracts activity for the Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, and International Value Portfolios.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of June 30, 2017:

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument	Collateral Received	Net Amount		Financial Instrument	Collateral Pledged	Net Amount
	Assets				Liabilities

Diversified Bond
Forward foreign currency contracts	$3,106,687	($1,574,364)	$—	$1,532,323	($7,131,969)	$1,574,364	$—	($5,557,605)

High Yield Bond
Swap agreements	305,573	—	—	305,573	—	—	—	—

Inflation Managed
Swap agreements	244,814	(63,775)	(132,779)	48,260	(359,183)	63,775	4,554	(290,854)
Option contracts	1,335,903	(35)	(764,671)	571,197	(194,198)	35	138,550	(55,613)
Forward foreign currency contracts	2,798,210	(1,813,879)	(868,703)	115,628	(3,327,591)	1,813,879	787,796	(725,916)
Sale-buyback financing transactions					(389,063,893)	385,057,094	1,471,842	(2,534,957)

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities			Gross Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in Statement of Assets and Liabilities
Description		Financial Instrument	Collateral Received	Net Amount		Financial Instrument	Collateral Pledged	Net Amount
	Assets				Liabilities
Inflation Strategy
Forward foreign currency contracts	$185,826	($412)	$—	$185,414	($293,622)	$412	$—	($293,210)
Sale-buyback financing transactions					(124,400,027)	123,046,655	—	(1,353,372)

Managed Bond
Swap agreements	106,867	(13,986)	—	92,881	(241,520)	13,986	154,138	(73,396)
Option contracts	975,631	(570,281)	(132,000)	273,350	(841,441)	570,281	14,744	(256,416)
Forward foreign currency contracts	14,915,219	(7,700,714)	(6,383,922)	830,583	(28,720,006)	7,700,714	19,701,060	(1,318,232)
Sale-buyback financing transactions					(95,915,775)	95,915,775	—	—

Emerging Markets Debt
Swap agreements	7,040,561	—	—	7,040,561	—	—	—	—
Forward foreign currency contracts	4,127,818	(2,326,050)	(893,390)	908,378	(6,033,591)	2,326,050	2,058,656	(1,648,885)

Comstock
Forward foreign currency contracts	2,152	(2,152)	—	—	(2,481,766)	2,152	—	(2,479,614)

Currency Strategies
Option contracts	9,556,161	—	(5,875,034)	3,681,127	—	—	—	—
Forward foreign currency contracts	87,942,307	(77,023,826)	(9,144,273)	1,774,208	(110,009,689)	77,023,826	10,490,578	(22,495,285)

Equity Long/Short
Swap agreements	23,091,580	(1,854,288)	(7,340,000)	13,897,292	(7,421,118)	1,854,288	5,566,830	—
Forward foreign currency contracts	2,937,115	(856,121)	—	2,080,994	(856,121)	856,121	—	—

Global Absolute Return
Swap agreements	11,762,875	(10,655,543)	(82,800)	1,024,532	(16,528,705)	10,655,543	3,021,733	(2,851,429)
Option contracts	3,330,062	(1,124,111)	—	2,205,951	(1,238,686)	1,124,111	—	(114,575)
Forward foreign currency contracts	11,299,004	(10,693,567)	—	605,437	(25,956,615)	10,693,567	12,125,998	(3,137,050)
Forward bonds and forward volatility agreements	323,535	(128,946)	—	194,589	(144,419)	128,946	13,379	(2,094)

As of June 30, 2017, certain Funds had investments in repurchase agreements. The gross value and related collateral received for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2017.

As of June 30, 2017, the total value of securities out on loan for the Long/Short Large-Cap Portfolio was $201,651,024, and the cash collateral received was $205,936,045 (see Note (b) in Notes to Schedules of Investments and the Statements of Assets and Liabilities).

6. INVESTMENT ADVISORY, ADMINISTRATION AND SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life, serves as Investment Adviser to each Fund of the Trust and manages the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios directly. PLFA also manages the Core Income, Floating Rate Income, and High Yield Bond Portfolios under the name Pacific Asset Management. With exception of the Core Income, Floating Rate Income, High Yield Bond, Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios, PLFA has retained other investment management firms to sub-advise each Fund, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund:

Portfolio	Rate	Portfolio	Rate
Core Income	0.50% on first $4 billion 0.48% on excess	Emerging Markets Debt	0.785% on first $1 billion 0.755% on next $1 billion 0.725% on next $2 billion 0.705% on excess
Diversified Bond High Yield Bond Inflation Managed Managed Bond Short Duration Bond	0.40% on first $4 billion 0.38% on excess	Comstock (1) Focused Growth Large-Cap Growth (1)	0.75% on first $100 million 0.71% on next $900 million 0.68% on next $3 billion 0.66% on excess
Floating Rate Income	0.65% on first $1 billion 0.62% on next $1 billion 0.59% on next $2 billion 0.57% on excess	Developing Growth	0.60% on first $4 billion 0.58% on excess
Floating Rate Loan (1) Small-Cap Equity (1) Small-Cap Value	0.75% on first $1 billion 0.72% on next $1 billion 0.69% on next $2 billion 0.67% on excess	Dividend Growth	0.70% on first $100 million 0.66% on next $900 million 0.63% on next $3 billion 0.61% on excess
Inflation Strategy	0.40% on first $200 million 0.35% on next $800 million 0.34% on next $1 billion 0.33% on excess	Equity Index	0.05% on first $4 billion 0.03% on excess

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Rate	Portfolio	Rate
Growth	0.55% on first $4 billion 0.53% on excess	Emerging Markets	0.80% on first $4 billion 0.78% on excess
Large-Cap Value	0.65% on first $100 million 0.61% on next $900 million 0.58% on next $3 billion 0.56% on excess	International Large-Cap	0.85% on first $100 million 0.77% on next $900 million 0.75% on next $3 billion 0.73% on excess
Long/Short Large-Cap	1.00% on first $4 billion 0.98% on excess	International Small-Cap	0.85% on first $1 billion 0.82% on next $1 billion 0.79% on next $2 billion 0.77% on excess
Main Street Core	0.45% on first $4 billion 0.43% on excess	Health Sciences Technology	0.90% on first $1 billion 0.87% on next $1 billion 0.84% on next $2 billion 0.82% on excess
Mid-Cap Equity International Value	0.65% on first $4 billion 0.63% on excess	Real Estate	0.90% on first $100 million 0.82% on next $900 million 0.80% on next $3 billion 0.78% on excess
Mid-Cap Growth (1)	0.70% on first $4 billion 0.68% on excess	Currency Strategies	0.65% on first $3 billion 0.63% on excess
Mid-Cap Value	0.70% on first $1 billion 0.65% on next $1 billion 0.60% on excess	Diversified Alternatives (2) Pacific Dynamix – Conservative Growth Pacific Dynamix – Moderate Growth Pacific Dynamix – Growth PSF DFA Balanced Allocation	0.20%
Small-Cap Growth	0.85% on first $100 million 0.775% on next $100 million 0.70% on excess	Equity Long/Short (1)	1.15% on first $2.5 billion 1.13% on excess
Small-Cap Index	0.30% on first $4 billion 0.28% on excess	Global Absolute Return	0.80% on first $3 billion 0.78% on excess
Value Advantage	0.66% on first $4 billion 0.64% on excess	Portfolio Optimization Conservative Portfolio Optimization Moderate-Conservative Portfolio Optimization Moderate Portfolio Optimization Growth Portfolio Optimization Aggressive-Growth	0.10%

(1)	PLFA agreed to waive its advisory fees through April 30, 2018 for the following Funds: 0.10% for the Floating Rate Loan and Small-Cap Equity Portfolios; 0.015% for the Comstock Portfolio; 0.045% for the Large-Cap Growth Portfolio; 0.025% for the Mid-Cap Growth Portfolio; and 0.15% for the Equity Long/Short Portfolio. There is no guarantee that PLFA will continue such waivers after the current term.
(2)	For the Diversified Alternatives Portfolio, PLFA has agreed to waive the following advisory fees through April 30, 2018: 1) 0.025% on net assets above $2 billion through $3 billion; 2) 0.050% on net assets above $3 billion through $5 billion; 3) 0.075% on net assets above $5 billion through $7.5 billion; and 4) 0.100% on net assets above $7.5 billion. There is no guarantee that PLFA will continue such waivers after the current term.

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise for certain Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays related management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2017, the following firms serve as sub-advisers for their respective Funds:

Portfolio	Sub-Adviser	Portfolio	Sub-Adviser
Diversified Bond Inflation Strategy	Western Asset Management Company	Developing Growth	Lord, Abbett & Co. LLC
Floating Rate Loan Global Absolute Return	Eaton Vance Investment Managers	Equity Index Large-Cap Growth Small-Cap Index Health Sciences	BlackRock Investment Management, LLC
Inflation Managed Managed Bond	Pacific Investment Management Company LLC	Focused Growth	Janus Capital Management LLC
Short Duration Bond Dividend Growth	T. Rowe Price Associates, Inc.	Growth International Large-Cap Technology	MFS Investment Management
Emerging Markets Debt	Ashmore Investment Management Limited	Large-Cap Value	ClearBridge Investments, LLC
Comstock	Invesco Advisers, Inc.	Long/Short Large-Cap Value Advantage	OppenheimerFunds, Inc.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Portfolio	Sub-Adviser	Portfolio	Sub-Adviser
Main Street Core Emerging Markets	J.P. Morgan Investment Management Inc.	Small-Cap Value	AllianceBernstein L.P.
Mid-Cap Equity	Scout Investments, Inc.	International Small-Cap	QS Investors, LLC
Mid-Cap Growth	Ivy Investment Management Company	International Value	Wellington Management Company LLP
Mid-Cap Value	Boston Partners	Real Estate	Morgan Stanley Investment Management Inc.
Small-Cap Equity	BlackRock Investment Management, LLC and Franklin Advisory Services, LLC (co-sub-advisers)	Currency Strategies	Macro Currency Group and UBS Asset Management (Americas) Inc. (co-sub-advisers)
Small-Cap Growth	Rothschild Asset Management Inc.	Equity Long/Short	AQR Capital Management, LLC

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency Agreement, Pacific Life serves as transfer agent and dividend disbursing agent for Class I and Class D shares of the Trust, without remuneration from the Trust. Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Trust and is compensated by the Trust for these services.

Pursuant to a Distribution Agreement, Pacific Select Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Pacific Life, serves as distributor of the Trust. The Trust adopted a service plan (the “Service Plan”) for Class I shares of each applicable Fund, under which each applicable Fund pays the Distributor an amount at an annual rate of 0.20% of the average daily net assets of each Fund for shareholder servicing activities. Class P shares do not incur a service fee. Under the Service Plan, the service fee may be used by the Distributor for services rendered to or procured for shareholders of the Trust, or the variable annuity and variable life insurance contract owners who use the Trust as the underlying investment vehicle for their contracts. These services may include, but are not limited to: providing electronic, telephonic, and technological servicing support in connection with existing investments in the Trust; answering shareholder questions regarding the Trust, the Funds, its managers and/or other service providers; payment of compensation to broker-dealers, including the Distributor itself, and other financial institutions and organizations which assist in providing any of these services; and other services as described in the Service Plan. The Service Plan was not adopted in accordance with Rule 12b-1 under the 1940 Act.

The Trust has also adopted a distribution and service plan (the “12b-1 Plan”) for Class D shares of each applicable Fund in accordance with Rule 12b-1 under the 1940 Act, pursuant to which Class D shares of each applicable Fund pay a service fee at an annual rate of 0.20% and a distribution fee at an annual rate of 0.05% of the average daily net assets attributed to that share class. The service fees may be used by the Distributor for the types of services provided under the Service Plan discussed above. The distribution fees may be used by the Distributor for any activities or expenses primarily intended to result in the sale of Class D shares or variable contracts offering Class D shares, which may include, but are not limited to: compensation to, and expenses (including overhead expenses) of, financial consultants or other employees of the Distributor or of selling group members who engage in distribution of Class D shares; printing of prospectuses and reports other than for existing contract owners; advertising; and the preparation, printing and distribution of sales literature.

The Service Plan and 12b-1 Plan will each remain in effect as long as their continuance is specifically approved at least annually.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES, DISTRIBUTION AND/OR SERVICE FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser, the Distributor, and Pacific Life are related parties. The advisory fees earned by the Investment Adviser, including any advisory fee waiver, distribution and/or service fees earned by the Distributor, and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2017 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2017 are presented in the Statements of Assets and Liabilities.

B. EXPENSE LIMITATION AGREEMENTS

To help limit the Trust’s expenses, PLFA has contractually agreed to reimburse each Fund (other than the Equity Long/Short, Pacific Dynamix, and Portfolio Optimization Portfolios) presented in these financial statements for certain operating expenses that exceed an annual rate of 0.10% of a Fund’s average net assets through April 30, 2018 (April 30, 2019 for the PSF DFA Balanced Allocation Portfolio). These operating expenses include, but are not limited to: organizational expenses; domestic custody expenses; expenses for accounting, audit, tax, and certain legal services; preparation, printing, filing, and distribution to existing shareholders of proxies, prospectuses and shareholder reports, and other regulatory documents, as applicable; independent trustees’ fees and expenses; and establishing, overseeing, and administering the Trust’s compliance program. These operating expenses do not include: investment advisory fees; distribution and/or service fees; additional costs associated with foreign investing (including foreign taxes on dividends, interest or gains); interest (including commitment fees); taxes; brokerage commissions and other transactional expenses; dividends on securities sold short; acquired fund fees and expenses;

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

extraordinary expenses such as litigation expenses and other expenses not incurred in the ordinary course of each Fund’s business; and expenses of counsel or other persons or services retained by the independent trustees). In the case of the Pacific Dynamix Portfolios, PLFA has contractually agreed to reimburse each Fund for its operating expenses (excluding extraordinary expenses) of each Pacific Dynamix Portfolio and its proportionate share of fees and expenses of the Pacific Dynamix Underlying Funds that exceed an annual rate of 0.59% of a Fund’s average net assets through April 30, 2018. There are no expense caps for the Equity Long/Short and Portfolio Optimization Portfolios.

There is no guarantee that PLFA will continue to cap expenses for a Fund upon the expiration of the expense limitation agreement. In addition, any expense reimbursements made by PLFA are subject to recoupment by PLFA from such Fund for a period as permitted under regulatory and accounting guidance (currently three years from the date on which the reimbursement took place, provided that the recoupment would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement, or (ii) the expense cap in effect at the time of recoupment). The amounts of adviser reimbursement to each of the applicable Funds presented in these financial statements for the period ended June 30, 2017 are presented in the Statements of Operations. Any amounts that remained due from the Investment Adviser as of June 30, 2017 are presented in the Statements of Assets and Liabilities.

The cumulative expense reimbursement amounts, if any, as of June 30, 2017 that are subject to recoupment by PLFA from the Funds presented in these financial statements are as follows:

	Expiration
Portfolio	2017	2018	2019	2020
Diversified Alternatives	$-	$6,876	$108,199	$14,333
Pacific Dynamix – Conservative Growth	164,289	194,502	245,950	148,052
Pacific Dynamix – Moderate Growth	580,433	743,601	926,580	637,155
Pacific Dynamix – Growth	242,015	278,681	330,040	235,798
PSF DFA Balanced Allocation	-	-	37,814	22,562

There was no recoupment of expense reimbursement by PLFA from any Funds presented in these financial statements for the period ended June 30, 2017.

C. INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2017 is as follows:

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
						Ending Value	Share Balance
Diversified Alternatives
Floating Rate Income ‘P’	$237,958	$93,635	$23,485	$2,067	$2,707	$312,882	27,161
Inflation Managed ‘P’	149,313	35,505	14,473	853	1,355	172,553	14,795
Emerging Markets Debt ‘P’	297,780	56,925	30,627	5,480	18,587	348,145	29,390
Emerging Markets ‘P’	209,870	25,647	31,993	4,687	34,552	242,763	14,355
International Small-Cap ‘P’	149,621	20,092	21,144	3,075	22,250	173,894	12,465
Real Estate ‘P’	149,724	43,602	86,255	494	(3,963)	103,602	4,284
Currency Strategies ‘P’	709,880	206,463	59,744	5,085	(8,539)	853,145	74,988
Equity Long/Short ‘P’	330,808	66,096	37,638	6,226	13,913	379,405	27,769
Global Absolute Return ‘P’	741,474	147,753	60,324	5,850	37,210	871,963	73,006
Total	$2,976,428	$695,718	$365,683	$33,817	$118,072	$3,458,352

Pacific Dynamix – Conservative Growth
PD 1-3 Year Corporate Bond ‘P’	$46,331,973	$6,893,907	$398,034	$13,391	$510,101	$53,351,338	5,145,989
PD Aggregate Bond Index ‘P’	222,646,651	9,864,185	19,674,886	1,678,734	3,432,677	217,947,361	17,988,513
PD High Yield Bond Market ‘P’	36,801,138	10,795,711	1,208,783	266,684	1,405,881	48,060,631	3,229,729
PD Large-Cap Growth Index ‘P’	52,691,316	3,056,606	7,224,475	3,742,298	3,309,161	55,574,906	1,815,071
PD Large-Cap Value Index ‘P’	71,419,018	4,388,709	6,987,422	3,518,401	(251,179)	72,087,527	2,690,154
PD Small-Cap Growth Index ‘P’	11,179,399	108,352	4,189,023	1,739,163	(836,980)	8,000,911	301,930
PD Small-Cap Value Index ‘P’	23,497,562	544,298	5,265,780	2,242,273	(2,217,247)	18,801,106	787,916
PD Emerging Markets ‘P’	10,397,494	5,287,142	1,707,244	13,167	1,999,499	15,990,058	980,342
PD International Large-Cap ‘P’	47,292,353	421,873	11,110,901	3,013,371	3,101,084	42,717,780	2,436,546
Total	$522,256,904	$41,360,783	$57,766,548	$16,227,482	$10,452,997	$532,531,618

Pacific Dynamix – Moderate Growth
PD 1-3 Year Corporate Bond ‘P’	$116,931,233	$14,507,527	$13,264	$461	$1,356,157	$132,782,114	12,807,463
PD Aggregate Bond Index ‘P’	557,426,066	69,197,354	64,112	6,251	13,285,335	639,850,894	52,810,760
PD High Yield Bond Market ‘P’	101,406,790	4,783,963	20,438	3,534	4,551,624	110,725,473	7,440,877
PD Large-Cap Growth Index ‘P’	300,724,230	18,450,861	7,936,672	4,557,630	37,439,032	353,235,081	11,536,624
PD Large-Cap Value Index ‘P’	358,813,769	30,245,903	5,333,742	2,425,889	14,771,693	400,923,512	14,961,618
PD Small-Cap Growth Index ‘P’	87,433,549	17,721	27,764,893	11,610,877	(4,308,106)	66,989,148	2,527,964
PD Small-Cap Value Index ‘P’	141,347,760	186,387	28,812,289	12,083,522	(12,437,594)	112,367,786	4,709,107
PD Emerging Markets ‘P’	80,609,678	28,354,319	2,884,170	229,204	15,767,693	122,076,724	7,484,456
PD International Large-Cap ‘P’	277,955,128	4,116,968	42,793,060	10,569,030	27,061,229	276,909,295	15,794,411
Total	$2,022,648,203	$169,861,003	$115,622,640	$41,486,398	$97,487,063	$2,215,860,027

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
						Ending Value	Share Balance
Pacific Dynamix – Growth
PD 1-3 Year Corporate Bond ‘P’	$11,968,145	$2,307,249	$363,916	$11,190	$132,608	$14,055,276	1,355,698
PD Aggregate Bond Index ‘P’	88,821,585	17,548,343	3,586,333	310,344	1,882,890	104,976,829	8,664,372
PD High Yield Bond Market ‘P’	18,595,707	2,225,967	551,409	85,153	769,906	21,125,324	1,419,646
PD Large-Cap Growth Index ‘P’	116,790,509	19,986,488	6,559,275	3,378,963	13,255,163	146,851,848	4,796,167
PD Large-Cap Value Index ‘P’	134,546,939	26,165,149	5,665,627	2,620,955	4,127,313	161,794,729	6,037,837
PD Small-Cap Growth Index ‘P’	39,145,579	1,741,384	16,001,641	6,664,089	(3,469,190)	28,080,221	1,059,661
PD Small-Cap Value Index ‘P’	62,777,967	4,922,900	18,041,318	7,671,393	(7,816,756)	49,514,186	2,075,039
PD Emerging Markets ‘P’	36,542,896	11,187,198	2,161,539	81,691	7,132,241	52,782,487	3,236,065
PD International Large-Cap ‘P’	115,940,858	8,064,631	17,085,253	4,036,473	11,982,506	122,939,215	7,012,233
Total	$625,130,185	$94,149,309	$70,016,311	$24,860,251	$27,996,681	$702,120,115

Portfolio Optimization Conservative
Core Income ‘P’	$51,100,482	$22,634	$5,116,789	$167,789	$1,297,795	$47,471,911	4,518,976
Diversified Bond ‘P’	417,806,839	49,488,377	47,675,040	8,670,061	10,129,085	438,419,322	33,651,098
Floating Rate Income ‘P’	52,851,013	958,632	4,332,912	538,552	419,238	50,434,523	4,378,123
Floating Rate Loan ‘P’	53,344,633	1,919,752	4,966,069	807,083	270,603	51,376,002	5,693,951
High Yield Bond ‘P’	78,186,104	247,030	9,527,555	2,070,423	1,330,530	72,306,532	8,495,771
Inflation Managed ‘P’	84,678,202	271,907	49,508,444	1,039,257	412,705	36,893,627	3,163,245
Inflation Strategy ‘P’	33,158,765	243,828	18,736,395	(922,855)	1,390,812	15,134,155	1,484,645
Managed Bond ‘P’	267,630,749	1,892,841	42,427,713	5,426,919	2,876,424	235,399,220	17,022,839
Short Duration Bond ‘P’	352,361,295	58,360,209	21,671,435	1,097,264	2,563,099	392,710,432	38,639,207
Emerging Markets Debt ‘P’	92,196,894	126,093	37,517,469	2,688,514	4,253,105	61,747,137	5,212,696
Comstock ‘P’	26,739,461	4,830,110	4,022,112	778,554	256,801	28,582,814	1,806,204
Dividend Growth ‘P’	14,242,005	65,746	6,859,873	1,823,720	(729,446)	8,542,152	424,324
Equity Index ‘P’	26,506,435	545,472	4,730,201	1,113,373	1,195,090	24,630,169	423,201
Growth ‘P’	8,073,424	1,122,981	2,086,347	518,826	803,260	8,432,144	310,807
Large-Cap Growth ‘P’	18,219,608	86,222	12,433,117	4,055,674	(1,447,447)	8,480,940	748,773
Large-Cap Value ‘P’	87,948,740	760,275	26,177,483	10,751,954	(5,724,499)	67,558,987	2,986,108
Main Street Core ‘P’	20,415,130	97,949	8,037,097	2,087,537	(361,969)	14,201,550	353,258
Mid-Cap Equity ‘P’	$6,164,520	$50,937	$1,981,699	$530,258	($23,884)	$4,740,132	207,929
Mid-Cap Value ‘P’	36,830,317	22,215,383	6,802,729	1,920,416	1,041,786	55,205,173	2,204,693
Value Advantage ‘P’	36,945,580	1,104,106	5,404,518	1,712,828	(136,395)	34,221,601	2,198,646
Emerging Markets ‘P’	-	19,246,032	536,552	7,639	209,134	18,926,253	1,119,135
International Large-Cap ‘P’	47,093,706	72,225	28,069,358	2,200,442	5,135,181	26,432,196	2,772,042
International Value ‘P’	24,665,240	4,278,136	4,905,080	1,231,487	1,358,844	26,628,627	2,026,737
Currency Strategies ‘P’	39,911,338	20,143,826	3,754,290	611,617	(1,204,497)	55,707,994	4,896,510
Equity Long/Short ‘P’	61,405,744	961,383	8,867,392	2,230,011	1,144,426	56,874,172	4,162,598
Global Absolute Return ‘P’	81,827,579	93,286	28,816,365	4,403,105	(353,610)	57,153,995	4,785,248
Total	$2,020,303,803	$189,205,372	$394,964,034	$57,560,448	$26,106,171	$1,898,211,760

Portfolio Optimization Moderate-Conservative
Core Income ‘P’	$51,319,326	$-	$6,814,745	$193,468	$1,219,897	$45,917,946	4,371,050
Diversified Bond ‘P’	584,696,447	65,897,490	77,748,311	14,712,096	10,662,618	598,220,340	45,916,706
Floating Rate Income ‘P’	70,909,377	7,423,304	10,471,963	1,244,986	(57,940)	69,047,764	5,993,903
Floating Rate Loan ‘P’	85,178,342	1,799	17,711,068	2,802,511	(1,215,600)	69,055,984	7,653,406
High Yield Bond ‘P’	118,273,858	14,090	24,792,243	5,501,793	(729,144)	98,268,354	11,546,197
Inflation Managed ‘P’	81,353,645	213	32,270,125	344,894	874,706	50,303,333	4,312,987
Inflation Strategy ‘P’	33,521,861	-	11,071,829	(481,895)	891,414	22,859,551	2,242,498
Managed Bond ‘P’	382,862,273	-	72,542,693	8,546,180	2,571,935	321,437,695	23,244,691
Short Duration Bond ‘P’	352,238,066	35,588,832	38,501,256	1,775,444	1,633,903	352,734,989	34,705,980
Emerging Markets Debt ‘P’	101,014,205	19,309	68,597,947	8,898,161	(1,617,149)	39,716,579	3,352,875
Comstock ‘P’	94,269,476	185,314	39,765,745	16,591,183	(14,182,905)	57,097,323	3,608,091
Developing Growth ‘P’	9,189,123	4,837,377	3,137,653	(400,894)	1,669,127	12,157,080	785,723
Dividend Growth ‘P’	46,120,641	28,529	21,901,508	10,285,235	(6,972,168)	27,560,729	1,369,054
Equity Index ‘P’	50,412,502	31,269,463	13,228,632	2,521,468	2,402,326	73,377,127	1,260,781
Growth ‘P’	52,037,124	320,306	14,712,434	5,445,897	2,353,754	45,444,647	1,675,077
Large-Cap Growth ‘P’	80,492,699	35,960	45,985,876	20,496,151	(9,329,197)	45,709,737	4,035,665
Large-Cap Value ‘P’	179,118,726	214,059	58,146,919	25,831,895	(16,345,750)	130,672,011	5,775,704
Long/Short Large-Cap ‘P’	65,367,369	66,465	39,271,897	6,077,442	(1,604,643)	30,634,736	1,795,701
Main Street Core ‘P’	86,433,799	43,280	30,674,963	13,586,018	(6,733,493)	62,654,641	1,558,509
Mid-Cap Equity ‘P’	29,810,200	6,515,428	8,262,334	3,727,165	(1,169,905)	30,620,554	1,343,190
Mid-Cap Value ‘P’	113,578,579	50,777,796	27,672,594	12,134,445	(4,192,116)	144,626,110	5,775,840
Small-Cap Equity ‘P’	15,544,616	6,643,871	4,087,211	650,566	(371,356)	18,380,486	730,549
Small-Cap Growth ‘P’	13,017,627	8,050,735	3,906,027	484,961	882,520	18,529,816	1,547,808
Small-Cap Index ‘P’	11,526,791	16,633	4,266,023	452,018	(46,542)	7,682,877	353,254
Small-Cap Value ‘P’	19,601,306	6,866,352	5,246,235	1,218,053	(967,887)	21,471,589	900,755
Value Advantage ‘P’	114,948,929	2,146,244	26,180,040	8,682,833	(4,343,890)	95,254,076	6,119,820
Emerging Markets ‘P’	91,350,779	13,457,726	25,852,658	736,854	13,554,580	93,247,281	5,513,838
International Large-Cap ‘P’	79,901,619	-	33,987,788	2,972,599	9,059,833	57,946,263	6,077,038

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
						Ending Value	Share Balance
International Small-Cap ‘P’	$93,576,551	$-	$47,658,779	$18,356,873	($5,907,854)	$58,366,791	4,183,916
International Value ‘P’	43,154,302	21,425,503	10,433,217	1,098,243	3,212,150	58,456,981	4,449,231
Currency Strategies ‘P’	102,750,169	10,178,146	14,385,879	1,801,310	(2,177,960)	98,165,786	8,628,380
Equity Long/Short ‘P’	108,862,805	12,855,603	23,157,761	5,417,566	(77,368)	103,900,845	7,604,462
Global Absolute Return ‘P’	140,186,890	6,399	45,302,954	6,577,323	(3,982)	101,463,676	8,495,100
Total	$3,502,620,022	$284,886,226	$907,747,307	$208,282,842	($27,058,086)	$3,060,983,697

Portfolio Optimization Moderate
Core Income ‘P’	$153,465,010	$26,313,821	$584,530	$29,180	$4,699,940	$183,923,421	17,508,156
Diversified Bond ‘P’	1,467,161,361	49,687,964	10,415,328	2,270,130	67,337,647	1,576,041,774	120,969,887
Floating Rate Income ‘P’	172,184,127	103,145,916	2,776,498	348,937	2,868,046	275,770,528	23,939,106
Floating Rate Loan ‘P’	221,413,073	53,286,086	3,447,015	555,820	4,161,225	275,969,189	30,585,390
High Yield Bond ‘P’	299,553,996	-	30,246,709	7,039,686	6,352,624	282,699,597	33,216,240
Inflation Managed ‘P’	245,632,544	439,879	48,668,152	1,227,356	2,498,904	201,130,531	17,244,850
Inflation Strategy ‘P’	115,339,289	387,006	25,708,823	(1,058,170)	2,488,455	91,447,757	8,970,930
Managed Bond ‘P’	970,658,350	1,686,129	119,780,306	15,241,389	15,264,717	883,070,279	63,859,018
Short Duration Bond ‘P’	529,901,085	261,850,269	606,212	32,808	5,702,997	796,880,947	78,405,984
Emerging Markets Debt ‘P’	313,220,803	1,294	217,024,304	31,039,049	(5,442,457)	121,794,385	10,281,887
Comstock ‘P’	340,959,006	184,514	97,269,065	40,457,243	(30,993,897)	253,337,801	16,008,911
Developing Growth ‘P’	50,739,440	279,517	8,476,948	473,245	5,816,591	48,831,845	3,156,046
Dividend Growth ‘P’	185,421,465	91	18,155,015	8,841,354	8,091,703	184,199,598	9,149,948
Equity Index ‘P’	300,802,876	61,088,384	35,177,606	7,348,580	21,396,918	355,459,152	6,107,574
Growth ‘P’	191,303,246	26,383,854	26,395,770	10,590,103	22,821,789	224,703,222	8,282,501
Large-Cap Growth ‘P’	289,433,217	2,433	109,839,031	50,734,430	(4,290,315)	226,040,734	19,956,902
Large-Cap Value ‘P’	661,965,881	32,349	117,132,206	54,316,637	(14,053,869)	585,128,792	25,862,699
Long/Short Large-Cap ‘P’	291,430,751	25,834,643	36,478,150	15,953,170	10,067,671	306,808,085	17,984,018
Main Street Core ‘P’	300,474,788	10,812,322	33,442,572	16,994,053	11,432,042	306,270,633	7,618,360
Mid-Cap Equity ‘P’	272,623,460	548	133,483,450	49,796,882	(29,352,717)	159,584,723	7,000,285
Mid-Cap Growth ‘P’	85,080,179	45	62,676,104	21,030,481	(12,632,948)	30,801,653	2,410,930
Mid-Cap Value ‘P’	483,470,521	150,135,246	51,823,267	21,145,034	13,459,028	616,386,562	24,616,233
Small-Cap Equity ‘P’	216,418,728	4,176,185	24,775,685	10,772,381	(9,882,023)	196,709,586	7,818,404
Small-Cap Growth ‘P’	77,881,611	1,227,847	10,800,425	1,432,340	4,512,993	74,254,366	6,202,518
Small-Cap Index ‘P’	241,081,668	13,242	124,423,506	20,096,143	(13,581,674)	123,185,873	5,664,018
Small-Cap Value ‘P’	122,909,140	100,817,361	17,970,490	4,176,764	(722,760)	209,210,015	8,776,573
Value Advantage ‘P’	479,830,535	54,104,076	50,879,714	17,307,861	4,702,630	505,065,388	32,449,101
Emerging Markets ‘P’	546,769,204	40,343,268	71,015,048	(1,675,091)	98,987,848	613,410,181	36,271,774
International Large-Cap ‘P’	445,902,858	-	149,084,813	20,127,124	56,395,055	373,340,224	39,153,567
International Small-Cap ‘P’	419,702,463	-	139,501,311	50,396,141	14,005,520	344,602,813	24,702,217
International Value ‘P’	301,103,538	70,919,105	29,739,540	6,494,559	26,487,277	375,264,939	28,561,864
Real Estate ‘P’	116,951,086	10,792,006	4,932,891	1,650,282	(2,183,563)	122,276,920	5,055,843
Currency Strategies ‘P’	473,511,983	22,739	40,584,879	6,114,042	(5,272,999)	433,790,886	38,128,484
Equity Long/Short ‘P’	504,235,145	-	82,886,336	21,374,129	6,727,627	449,450,565	32,895,110
Global Absolute Return ‘P’	362,798,096	78,267,981	9,606,921	1,464,332	18,217,534	451,141,022	37,772,019
Total	$12,251,330,523	$1,132,236,120	$1,945,808,620	$514,138,404	$306,087,559	$12,257,983,986

Portfolio Optimization Growth
Core Income ‘P’	$97,147,570	$3,222,367	$142,638	$6,988	$2,947,146	$103,181,433	9,822,113
Diversified Bond ‘P’	977,969,284	2,266,610	194,036,234	40,926,238	4,002,759	831,128,657	63,793,702
Floating Rate Income ‘P’	20,210,638	128,809,127	106,513	8,819	382,673	149,304,744	12,960,856
Floating Rate Loan ‘P’	20,214,036	133,918,181	96,390	7,327	561,862	154,605,016	17,134,720
High Yield Bond ‘P’	72,507,952	-	3,421,679	277,742	3,001,389	72,365,404	8,502,689
Inflation Managed ‘P’	67,376,187	13,720,534	49,463	1,875	877,118	81,926,251	7,024,323
Inflation Strategy ‘P’	28,475,390	7,115,383	25,871	293	286,901	35,852,096	3,517,053
Managed Bond ‘P’	645,067,847	2,089,848	202,294,755	25,703,561	(6,054,895)	464,511,606	33,591,047
Short Duration Bond ‘P’	-	169,976,669	88,937	(5)	73,028	169,960,755	16,722,624
Emerging Markets Debt ‘P’	69,717,755	29,473,684	2,122,060	245,283	5,004,861	102,319,523	8,637,818
Comstock ‘P’	295,299,864	32,804,520	26,666,270	11,294,305	(421,865)	312,310,554	19,735,515
Developing Growth ‘P’	52,075,332	19,381	16,848,768	2,763,753	3,234,397	41,244,095	2,665,643
Dividend Growth ‘P’	174,134,491	72	14,345,166	7,015,150	9,029,333	175,833,880	8,734,389
Equity Index ‘P’	249,383,339	102,408,597	26,216,844	5,554,389	20,026,136	351,155,617	6,033,630
Growth ‘P’	226,243,159	35,577,331	25,428,382	10,319,860	29,756,330	276,468,298	10,190,547
Large-Cap Growth ‘P’	308,992,882	12,415	81,897,933	36,093,045	15,085,732	278,286,141	24,569,595
Large-Cap Value ‘P’	603,244,081	120,130,703	55,739,108	23,742,226	19,424,742	710,802,644	31,417,484
Long/Short Large-Cap ‘P’	316,164,930	902,896	34,547,816	15,086,976	12,584,282	310,191,268	18,182,328
Main Street Core ‘P’	270,711,223	44,528,461	27,112,652	13,811,230	12,905,925	314,844,187	7,831,624
Mid-Cap Equity ‘P’	356,165,571	364	166,013,805	65,651,094	(38,542,762)	217,260,462	9,530,268
Mid-Cap Growth ‘P’	89,928,677	2,333	22,852,371	8,748,802	2,101,278	77,928,719	6,099,694
Mid-Cap Value ‘P’	655,829,427	54,694,764	56,641,020	22,967,226	19,040,418	695,890,815	27,791,343
Small-Cap Equity ‘P’	202,527,869	32,619	37,006,104	16,103,864	(15,980,826)	165,677,422	6,585,002
Small-Cap Growth ‘P’	75,692,478	11,996	18,227,019	2,222,292	2,951,146	62,650,893	5,233,272

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Beginning Value as of January 1, 2017	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2017
						Ending Value	Share Balance
Small-Cap Index ‘P’	$366,994,938	$-	$194,879,055	$26,662,797	($17,083,808)	$181,694,872	8,354,230
Small-Cap Value ‘P’	204,379,112	157,283	27,691,168	6,264,209	(6,860,752)	176,248,684	7,393,812
Value Advantage ‘P’	474,695,438	81,715,837	44,964,145	15,337,315	7,527,470	534,311,915	34,328,112
Emerging Markets ‘P’	667,890,325	23,805,536	67,913,750	(1,084,042)	121,399,563	744,097,632	43,999,500
International Large-Cap ‘P’	657,336,369	32,667	265,320,347	66,302,899	46,686,053	505,037,641	52,965,161
International Small-Cap ‘P’	446,386,776	24,623	116,946,301	42,370,409	27,378,092	399,213,599	28,616,890
International Value ‘P’	332,686,640	164,607,943	27,315,923	6,009,393	31,636,602	507,624,655	38,635,921
Real Estate ‘P’	191,737,805	937,974	85,150,922	21,075,900	(25,617,674)	102,983,083	4,258,091
Currency Strategies ‘P’	391,129,458	74,022	64,288,937	9,626,915	(7,961,377)	328,580,081	28,880,875
Equity Long/Short ‘P’	416,767,714	-	89,424,035	23,281,491	(44,206)	350,580,964	25,658,883
Global Absolute Return ‘P’	199,300,749	132,037,549	1,403,447	215,458	11,022,273	341,172,582	28,564,853
Total	$10,224,385,306	$1,285,112,289	$1,997,225,828	$524,615,077	$290,359,344	$10,327,246,188

Portfolio Optimization Aggressive-Growth
Diversified Bond ‘P’	$108,551,961	$1,859,069	$45,033,848	$7,174,693	($2,300,948)	$70,250,927	5,392,146
Floating Rate Income ‘P’	-	19,178,504	10,872	-	1,991	19,169,623	1,664,078
Floating Rate Loan ‘P’	-	20,306,577	11,430	-	21,386	20,316,533	2,251,661
High Yield Bond ‘P’	-	4,512,539	2,540	-	20,894	4,530,893	532,364
Managed Bond ‘P’	59,784,943	1,372,026	23,333,802	1,873,168	(55,170)	39,641,165	2,866,641
Comstock ‘P’	66,410,947	22,018,839	5,502,513	2,330,668	553,529	85,811,470	5,422,595
Developing Growth ‘P’	12,314,839	2,347,257	1,640,259	106,629	1,573,830	14,702,296	950,223
Dividend Growth ‘P’	42,061,328	2,827	2,775,905	1,360,372	2,539,594	43,188,216	2,145,336
Equity Index ‘P’	56,277,170	22,585,917	5,206,642	1,101,337	4,671,160	79,428,942	1,364,765
Growth ‘P’	51,068,219	12,554,119	5,373,432	2,186,392	7,016,647	67,451,945	2,486,261
Large-Cap Growth ‘P’	71,040,716	3,031	15,086,153	7,330,462	4,595,334	67,883,390	5,993,354
Large-Cap Value ‘P’	139,362,897	58,198,950	11,447,635	4,888,093	6,267,296	197,269,601	8,719,318
Long/Short Large-Cap ‘P’	70,630,841	9,424,926	6,988,304	3,434,107	3,008,274	79,509,844	4,660,589
Main Street Core ‘P’	58,569,088	20,111,335	5,381,351	2,744,031	3,338,913	79,382,016	1,974,596
Mid-Cap Equity ‘P’	88,495,422	89	18,821,943	6,097,697	1,498,143	77,269,408	3,389,472
Mid-Cap Growth ‘P’	23,783,506	3,246,589	1,709,921	668,147	2,537,583	28,525,904	2,232,800
Mid-Cap Value ‘P’	162,914,098	23,698,469	12,554,137	5,115,284	5,703,393	184,877,107	7,383,318
Small-Cap Equity ‘P’	68,194,851	56,910	20,194,563	8,507,356	(8,760,937)	47,803,617	1,899,999
Small-Cap Growth ‘P’	17,556,566	4,830,347	2,240,840	302,427	1,338,208	21,786,708	1,819,859
Small-Cap Index ‘P’	84,015,717	4,616	35,306,878	7,122,288	(4,515,594)	51,320,149	2,359,672
Small-Cap Value ‘P’	73,776,587	163,224	23,070,483	5,906,689	(6,634,732)	50,141,285	2,103,478
Value Advantage ‘P’	109,700,064	12,606,219	8,817,358	3,006,955	2,090,868	118,586,748	7,618,882
Emerging Markets ‘P’	192,508,172	12,560	34,298,592	264,828	34,369,037	192,856,005	11,403,837
International Large-Cap ‘P’	175,872,477	70,531	62,731,548	17,017,623	13,501,087	143,730,170	15,073,513
International Small-Cap ‘P’	119,326,632	64,949	44,383,758	16,169,859	2,210,000	93,387,682	6,694,324
International Value ‘P’	91,981,773	48,078,819	6,239,238	786,477	9,709,806	144,317,637	10,984,188
Real Estate ‘P’	61,705,021	1,829,417	38,992,671	10,093,196	(12,004,738)	22,630,225	935,703
Currency Strategies ‘P’	84,027,315	969,254	13,340,877	1,997,283	(1,676,379)	71,976,596	6,326,455
Equity Long/Short ‘P’	89,878,088	286	17,928,945	4,680,520	362,480	76,992,429	5,635,046
Global Absolute Return ‘P’	42,839,310	29,554,058	90,969	14,130	2,412,563	74,729,092	6,256,732
Total	$2,222,648,548	$319,662,253	$468,517,407	$122,280,711	$73,393,518	$2,269,467,623

As of June 30, 2017, Pacific Life owned 64.88% of the total shares outstanding of the Diversified Alternatives Portfolio.

D. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2017, such expenses increased by $69,838 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2017, the total amount in the DCP Liability accounts was $868,657 for all applicable Funds presented in these financial statements.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

E. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

F. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

G. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2017, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Comstock	$-	$26,624,711	$6,254,581
Dividend Growth	-	17,343,237	4,897,331
Equity Index	65,841,882	-	-
Growth	37,857,501	-	-
Large-Cap Growth	-	93,448,745	23,617,077
Large-Cap Value	11,002,896	-	-
Main Street Core	12,725,529	-	-
Mid-Cap Equity	-	62,323,842	9,391,720
Mid-Cap Growth	-	14,379,770	2,410,746
Mid-Cap Value	68,173,564	-	-

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
Small-Cap Equity	$823,493	$1,126,621	$294,052
Small-Cap Index	468,061	20,788,461	4,821,739
Small-Cap Value	20,799,921	-	-
Value Advantage	27,011,025	-	-
Emerging Markets	4,556,376	-	-
International Large-Cap	-	20,185,852	3,869,689
International Small-Cap	-	6,100,904	1,332,992
International Value	19,500,694	-	-
Real Estate	-	21,527,744	2,118,098

8. SECURITIES LENDING

The Trust, on behalf of the Long/Short Large-Cap Portfolio, entered into an agreement with State Street Bank and Trust Company (the “Lending Agreement”) to provide securities lending services to the Long/Short Large-Cap Portfolio.

Under this securities lending services program, the cash collateral received from borrowers for securities on loan are used to finance the costs of borrowing securities sold short, in order to help achieve the Long/Short Large-Cap Portfolio’s stated investment objective. The proceeds from sales of securities sold short are then used to purchase long positions in excess of the value of the Long/Short Large-Cap Portfolio’s net assets (see Note 4 — Borrowings and Other Financing Transactions).

Income generated from securities lending is recorded as investment income (securities lending). Cash collateral received is recorded as an asset (cash collateral received for securities on loan) and the same amount is recorded as a liability (payable upon return of securities loaned).

Under the Lending Agreement, the borrowers pay the Long/Short Large-Cap Portfolio’s negotiated lenders’ fees and the Long/Short Large-Cap Portfolio receives cash collateral in an amount equal to 102% of the market value of loaned securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) or foreign securities denominated in U.S. dollars, and 105% of the market value of loaned foreign securities, at the inception of each loan. The borrower of securities is at all times required to post cash collateral to the Long/ Short Large-Cap Portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the Long/Short Large-Cap Portfolio could experience delays and costs in recovering the securities loaned or possible loss of rights to the collateral.

The Long/Short Large-Cap Portfolio retained beneficial ownership and all economic benefits in the securities it has loaned and continues to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but does not have the proxy voting rights with respect to loaned securities. The manager of the Long/Short Large-Cap Portfolio has the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Trust’s policy that the Fund’s manager votes on all material matters. However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the Fund’s manager, the Trust or its securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

9. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month LIBOR rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2017, the actual interest rate on borrowing by the Trust was 2.47%. The committed line of credit will expire on August 24, 2018, unless renewed, and is available to all Funds presented in these financial statements except the Small-Cap Growth, Diversified Alternatives, Equity Long/Short, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Inflation Managed	2.02%	$24,170,967
Inflation Strategy	2.20%	4,193,499
Managed Bond	2.37%	6,111,106
Comstock	2.02%	6,089,110
Developing Growth	2.10%	1,063,406
Growth	2.24%	1,090,097
Large-Cap Growth	2.14%	1,146,666
Large-Cap Value	2.17%	4,682,332
Long/Short Large-Cap	2.02%	550,402

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
Main Street Core	2.04%	$4,857,447
Mid-Cap Equity	2.20%	811,153
Mid-Cap Value	2.02%	2,785,459
Small-Cap Equity	2.28%	2,507,785
Small-Cap Index	2.02%	111,756
Small-Cap Value	2.02%	2,109,188
International Small-Cap	2.27%	2,738,168
International Value	2.08%	1,160,620

None of the Funds presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2017.

10. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2017, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
Core Income	$24,701,543	$1,994,688
Diversified Bond	4,361,853,872	4,304,165,029
Inflation Managed	1,823,265,127	1,788,986,721
Inflation Strategy	81,571,107	120,924,453
Managed Bond	13,076,192,099	13,207,313,686
Short Duration Bond	455,306,191	177,557,114
Global Absolute Return	14,275,167	16,324,575

	Other Securities
Portfolio	Purchases	Sales
Core Income	$139,487,996	$142,735,047
Diversified Bond	301,818,027	326,637,025
Floating Rate Income	478,101,653	235,845,985
Floating Rate Loan	337,746,038	126,139,411
High Yield Bond	204,865,003	261,303,203
Inflation Managed	115,868,762	99,255,793
Inflation Strategy	12,604,014	4,140,521
Managed Bond	595,001,518	605,014,097
Short Duration Bond	505,767,766	270,841,035
Emerging Markets Debt	149,789,500	386,047,920
Comstock	77,320,907	183,150,485
Developing Growth	128,915,476	162,091,206
Dividend Growth	78,522,274	147,925,225
Equity Index	416,666,516	38,487,215
Focused Growth	39,637,265	46,124,570
Growth	161,251,900	159,860,206
Large-Cap Growth	249,611,766	507,977,547
Large-Cap Value	125,549,765	219,011,829
Long/Short Large-Cap	623,733,460	715,247,855
Main Street Core	326,028,666	392,955,879
Mid-Cap Equity	412,624,285	740,462,912
Mid-Cap Growth	56,818,061	148,220,311
Mid-Cap Value	621,386,104	474,982,486
Small-Cap Equity	84,663,780	158,373,971

	Other Securities
Portfolio	Purchases	Sales
Small-Cap Growth	$38,435,569	$60,855,274
Small-Cap Index	89,270,089	456,885,646
Small-Cap Value	176,054,705	159,203,142
Value Advantage	229,547,417	186,645,115
Emerging Markets	400,409,130	508,963,279
International Large-Cap	87,117,437	623,483,685
International Small-Cap	308,422,123	644,642,540
International Value	1,299,344,654	1,121,044,563
Health Sciences	29,174,153	40,919,350
Real Estate	152,844,607	266,149,670
Technology	27,210,643	20,499,532
Currency Strategies	167,712,575	20,000,000
Diversified Alternatives	695,718	365,683
Global Absolute Return	534,755,348	371,523,987
Pacific Dynamix – Conservative Growth	41,360,784	57,766,548
Pacific Dynamix – Moderate Growth	169,861,003	115,622,640
Pacific Dynamix – Growth	94,149,308	70,016,311
Portfolio Optimization Conservative	189,205,371	394,964,034
Portfolio Optimization Moderate-Conservative	284,886,226	907,747,307
Portfolio Optimization Moderate	1,132,236,120	1,945,808,620
Portfolio Optimization Growth	1,285,112,289	1,997,225,828
Portfolio Optimization Aggressive-Growth	319,662,253	468,517,407
PSF DFA Balanced Allocation	42,814,568	10,258,407

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

11. SECURED BORROWINGS

The contractual maturity of secured borrowings and type of collateral pledged as of June 30, 2017, are summarized in the following table:

		Remaining Contractual Maturity of the Agreements
Secured Borrowings	Collateral Type	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 Days	Total
Inflation Managed
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$201,726,005	$187,337,888	$-	$389,063,893

Total borrowings		$-	$201,726,005	$187,337,888	$-	$389,063,893

Inflation Strategy
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$124,400,027	$-	$-	$124,400,027

Total borrowings		$-	$124,400,027	$-	$-	$124,400,027

Managed Bond
Sale-buyback financing transactions	U.S. Treasury Obligations	$-	$61,640,680	$34,275,095	$-	$95,915,775

Total borrowings		$-	$61,640,680	$34,275,095	$-	$95,915,775

Long/Short Large-Cap
Securities lending transactions	Cash and Cash Equivalents	$205,936,045	$-	$-	$-	$205,936,045

Total borrowings		$205,936,045	$-	$-	$-	$205,936,045

12. FEDERAL INCOME TAX INFORMATION

Each Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2017, were as follows:

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Core Income	$389,320,074	$5,158,116	($1,610,977)	$3,547,139
Diversified Bond	4,139,350,382	72,888,138	(68,558,765)	4,329,373
Floating Rate Income	710,375,613	3,062,879	(3,078,983)	(16,104)
Floating Rate Loan	781,348,012	10,039,431	(8,080,074)	1,959,357
High Yield Bond	821,580,089	38,744,584	(14,115,509)	24,629,075
Inflation Managed	1,168,855,346	3,315,537	(36,889,466)	(33,573,929)
Inflation Strategy	314,178,074	347,637	(3,800,167)	(3,452,530)
Managed Bond	4,282,677,208	12,398,989	(33,933,072)	(21,534,083)
Short Duration Bond	2,183,675,005	5,171,417	(4,505,031)	666,386
Emerging Markets Debt	348,652,982	10,434,554	(7,646,215)	2,788,339
Comstock	793,082,658	256,879,609	(40,330,233)	216,549,376
Developing Growth	202,410,011	34,850,424	(3,298,872)	31,551,552
Dividend Growth	639,049,185	186,201,593	(5,960,043)	180,241,550
Equity Index	2,044,957,696	864,905,901	(43,567,399)	821,338,502
Focused Growth	124,547,185	32,739,818	(665,192)	32,074,626
Growth	829,149,607	307,643,678	(2,429,460)	305,214,218
Large-Cap Growth	662,521,303	180,777,770	(6,511,012)	174,266,758
Large-Cap Value	1,477,661,412	633,954,723	(47,623,727)	586,330,996
Long/Short Large-Cap	910,390,309	93,521,095	(13,874,076)	79,647,019
Main Street Core	1,140,286,317	241,798,850	(13,194,980)	228,603,870
Mid-Cap Equity	743,371,675	109,361,440	(15,505,330)	93,856,110
Mid-Cap Growth	335,843,038	77,302,280	(22,158,648)	55,143,632
Mid-Cap Value	1,615,733,590	222,665,476	(30,137,538)	192,527,938
Small-Cap Equity	438,230,358	99,864,048	(21,933,746)	77,930,302
Small-Cap Growth	152,569,501	29,502,686	(5,159,231)	24,343,455
Small-Cap Index	737,305,904	176,741,002	(51,859,595)	124,881,407
Small-Cap Value	603,289,374	102,834,544	(22,430,632)	80,403,912
Value Advantage	1,125,906,163	223,478,713	(29,131,413)	194,347,300
Emerging Markets	1,777,976,187	356,017,536	(78,144,734)	277,872,802
International Large-Cap	1,442,108,504	248,014,711	(39,028,607)	208,986,104
International Small-Cap	814,571,894	193,444,213	(27,368,542)	166,075,671
International Value	1,340,267,242	88,028,479	(26,845,548)	61,182,931
Health Sciences	315,360,361	65,625,703	(7,638,273)	57,987,430
Real Estate	509,459,655	40,966,142	(10,568,910)	30,397,232
Technology	93,304,784	18,262,019	(67,880)	18,194,139

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

		Gross	Gross	Net Unrealized
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Appreciation (Depreciation) on Investments
Currency Strategies	$1,035,721,458	$5,654,813	($16,819,473)	($11,164,660)
Diversified Alternatives	3,195,940	264,535	(2,123)	262,412
Equity Long/Short	912,298,811	-	(78,576)	(78,576)
Global Absolute Return	971,998,713	41,169,695	(15,282,799)	25,886,896
Pacific Dynamix – Conservative Growth	453,404,092	79,127,526	-	79,127,526
Pacific Dynamix – Moderate Growth	1,795,832,614	420,027,414	-	420,027,414
Pacific Dynamix – Growth	555,024,975	147,095,140	-	147,095,140
Portfolio Optimization Conservative	1,715,526,944	183,421,899	(737,083)	182,684,816
Portfolio Optimization Moderate-Conservative	2,614,105,722	448,137,011	(1,259,036)	446,877,975
Portfolio Optimization Moderate	10,036,517,073	2,225,519,338	(4,052,425)	2,221,466,913
Portfolio Optimization Growth	8,258,352,192	2,069,360,325	(466,329)	2,068,893,996
Portfolio Optimization Aggressive-Growth	1,798,787,776	470,679,847	-	470,679,847
PSF DFA Balanced Allocation	65,487,162	2,273,462	(38,094)	2,235,368

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2012.

13. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2017 and the year or period ended December 31, 2016, were as follows:

	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016
	Core Income Portfolio		Diversified Bond Portfolio		Floating Rate Income Portfolio
Class I
Shares sold	866,109	764,904	9,502,063	7,564,666	1,808,558	1,774,944
Share repurchased	(37,981)	(366,440)	(1,682,136)	(6,474,676)	(821,681)	(1,740,623)
Net increase (decrease)	828,128	398,464	7,819,927	1,089,990	986,877	34,321
Shares outstanding, beginning of year or period	638,493	240,029	28,784,214	27,694,224	4,567,041	4,532,720
Shares outstanding, end of year or period	1,466,621	638,493	36,604,141	28,784,214	5,553,918	4,567,041

Class P
Shares sold	2,822,529	461,058	13,080,328	42,721,156	22,538,533	590,419
Shares repurchased	(1,226,128)	(6,190,043)	(29,194,458)	(42,152,375)	(1,554,708)	(12,121,166)
Net increase (decrease)	1,596,401	(5,728,985)	(16,114,130)	568,781	20,983,825	(11,530,747)
Shares outstanding, beginning of year or period	34,623,894	40,352,879	285,837,668	285,268,887	27,979,401	39,510,148
Shares outstanding, end of year or period	36,220,295	34,623,894	269,723,538	285,837,668	48,963,226	27,979,401

	Floating Rate Loan Portfolio		High Yield Bond Portfolio		Inflation Managed Portfolio
Class I
Shares sold	4,290,586	4,225,994	4,621,022	13,416,479	2,021,188	2,035,212
Share repurchased	(1,476,005)	(3,417,097)	(5,403,512)	(14,364,761)	(2,397,218)	(6,798,648)
Net increase (decrease)	2,814,581	808,897	(782,490)	(948,282)	(376,030)	(4,763,436)
Shares outstanding, beginning of year or period	22,227,319	21,418,422	42,916,914	43,865,196	34,101,085	38,864,521
Shares outstanding, end of year or period	25,041,900	22,227,319	42,134,424	42,916,914	33,725,055	34,101,085

Class P
Shares sold	23,235,641	1,382,009	564,007	1,788,590	1,233,900	17,329,544
Shares repurchased	(2,940,753)	(32,313,463)	(8,141,046)	(39,541,520)	(11,139,991)	(5,355,486)
Net increase (decrease)	20,294,888	(30,931,454)	(7,577,039)	(37,752,930)	(9,906,091)	11,974,058
Shares outstanding, beginning of year or period	43,024,239	73,955,693	69,870,300	107,623,230	41,666,291	29,692,233
Shares outstanding, end of year or period	63,319,127	43,024,239	62,293,261	69,870,300	31,760,200	41,666,291

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016
	Inflation Strategy Portfolio		Managed Bond Portfolio		Short Duration Bond Portfolio
Class I
Shares sold	632,797	496,225	4,956,448	3,686,855	7,398,419	5,895,544
Share repurchased	(147,043)	(767,644)	(5,383,102)	(10,763,743)	(2,784,585)	(7,106,546)
Net increase (decrease)	485,754	(271,419)	(426,654)	(7,076,888)	4,613,834	(1,211,002)
Shares outstanding, beginning of year or period	1,712,613	1,984,032	70,317,235	77,394,123	43,155,810	44,366,812
Shares outstanding, end of year or period	2,198,367	1,712,613	69,890,581	70,317,235	47,769,644	43,155,810

Class P
Shares sold	756,106	518,136	516,262	28,080,232	51,754,275	98,958,164
Shares repurchased	(5,424,377)	(4,382,224)	(33,520,748)	(25,656,208)	(6,032,483)	(48,223,794)
Net increase (decrease)	(4,668,271)	(3,864,088)	(33,004,486)	2,424,024	45,721,792	50,734,370
Shares outstanding, beginning of year or period	20,883,397	24,747,485	173,588,722	171,164,698	122,752,003	72,017,633
Shares outstanding, end of year or period	16,215,126	20,883,397	140,584,236	173,588,722	168,473,795	122,752,003

	Emerging Markets Debt Portfolio		Comstock Portfolio		Developing Growth Portfolio
Class I
Shares sold	1,861,426	1,291,888	474,729	884,718	143,181	754,063
Share repurchased	(416,625)	(965,910)	(1,086,310)	(3,039,001)	(671,443)	(1,861,893)
Net increase (decrease)	1,444,801	325,978	(611,581)	(2,154,283)	(528,262)	(1,107,830)
Shares outstanding, beginning of year or period	1,977,415	1,651,437	19,933,151	22,087,434	9,615,819	10,723,649
Shares outstanding, end of year or period	3,422,216	1,977,415	19,321,570	19,933,151	9,087,557	9,615,819

Class P
Shares sold	2,489,756	1,351,454	3,905,543	1,047,503	509,382	122,723
Shares repurchased	(27,450,860)	(37,145,000)	(11,167,034)	(21,935,970)	(2,033,382)	(19,583,827)
Net increase (decrease)	(24,961,104)	(35,793,546)	(7,261,491)	(20,888,467)	(1,524,000)	(19,461,104)
Shares outstanding, beginning of year or period	52,475,770	88,269,316	53,842,807	74,731,274	9,081,634	28,542,738
Shares outstanding, end of year or period	27,514,666	52,475,770	46,581,316	53,842,807	7,557,634	9,081,634

	Dividend Growth Portfolio		Equity Index Portfolio		Focused Growth Portfolio
Class I
Shares sold	431,329	2,570,186	4,851,838	4,632,258	280,403	1,035,221
Share repurchased	(1,197,624)	(1,907,360)	(1,674,175)	(4,838,541)	(421,026)	(2,195,350)
Net increase (decrease)	(766,295)	662,826	3,177,663	(206,283)	(140,623)	(1,160,129)
Shares outstanding, beginning of year or period	21,530,739	20,867,913	31,962,769	32,169,052	6,572,180	7,732,309
Shares outstanding, end of year or period	20,764,444	21,530,739	35,140,432	31,962,769	6,431,557	6,572,180

Class P
Shares sold	5,068	5,766,024	3,856,956	3,783,524	-	-
Shares repurchased	(3,295,574)	(3,248,867)	(1,499,228)	(1,808,456)	-	-
Net increase (decrease)	(3,290,506)	2,517,157	2,357,728	1,975,068	-	-
Shares outstanding, beginning of year or period	25,113,557	22,596,400	12,832,224	10,857,156	843	843
Shares outstanding, end of year or period	21,823,051	25,113,557	15,189,952	12,832,224	843	843

	Growth Portfolio		Large-Cap Growth Portfolio		Large-Cap Value Portfolio
Class I
Shares sold	349,320	1,029,727	1,931,883	1,696,100	509,750	869,140
Share repurchased	(1,050,684)	(3,245,879)	(1,539,987)	(6,226,777)	(1,158,448)	(3,241,227)
Net increase (decrease)	(701,364)	(2,216,152)	391,896	(4,530,677)	(648,698)	(2,372,087)
Shares outstanding, beginning of year or period	21,007,324	23,223,476	21,202,078	25,732,755	19,155,885	21,527,972
Shares outstanding, end of year or period	20,305,960	21,007,324	21,593,974	21,202,078	18,507,187	19,155,885

Class P
Shares sold	2,883,612	114,643	13,352	455,302	8,220,676	8,052,438
Shares repurchased	(2,855,052)	(6,410,520)	(24,471,732)	(24,745,740)	(12,244,075)	(10,121,722)
Net increase (decrease)	28,560	(6,295,877)	(24,458,380)	(24,290,438)	(4,023,399)	(2,069,284)
Shares outstanding, beginning of year or period	22,916,633	29,212,510	79,762,670	104,053,108	78,784,713	80,853,997
Shares outstanding, end of year or period	22,945,193	22,916,633	55,304,290	79,762,670	74,761,314	78,784,713

	Long/Short Large-Cap Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio
Class I
Shares sold	300,987	346,622	155,691	933,018	479,373	1,545,008
Share repurchased	(408,611)	(1,113,248)	(889,579)	(2,478,531)	(1,101,529)	(3,405,788)
Net increase (decrease)	(107,624)	(766,626)	(733,888)	(1,545,513)	(622,156)	(1,860,780)
Shares outstanding, beginning of year or period	4,706,914	5,473,540	17,099,642	18,645,155	19,263,956	21,124,736
Shares outstanding, end of year or period	4,599,290	4,706,914	16,365,754	17,099,642	18,641,800	19,263,956

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2017	Year/Period Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016
	Long/Short Large-Cap Portfolio		Main Street Core Portfolio		Mid-Cap Equity Portfolio

Class P
Shares sold	2,179,878	4,664,356	1,931,060	238,377	298,911	11,455,575
Shares repurchased	(7,075,065)	(37,264,408)	(2,699,989)	(5,493,063)	(14,974,395)	(6,280,182)
Net increase (decrease)	(4,895,187)	(32,600,052)	(768,929)	(5,254,686)	(14,675,484)	5,175,393
Shares outstanding, beginning of year or period	47,517,824	80,117,876	20,105,277	25,359,963	36,146,629	30,971,236
Shares outstanding, end of year or period	42,622,637	47,517,824	19,336,348	20,105,277	21,471,145	36,146,629

	Mid-Cap Growth Portfolio		Mid-Cap Value Portfolio		Small-Cap Equity Portfolio
Class I
Shares sold	670,049	1,892,036	458,562	1,185,524	393,865	1,860,890
Share repurchased	(1,341,843)	(4,727,035)	(419,478)	(1,178,562)	(656,671)	(806,057)
Net increase (decrease)	(671,794)	(2,834,999)	39,084	6,962	(262,806)	1,054,833
Shares outstanding, beginning of year or period	22,409,315	25,244,314	6,349,138	6,342,176	4,729,590	3,674,757
Shares outstanding, end of year or period	21,737,521	22,409,315	6,388,222	6,349,138	4,466,784	4,729,590

Class P
Shares sold	265,289	79,788	12,464,565	24,205,762	448,431	41,393
Shares repurchased	(7,117,403)	(13,957,294)	(6,354,600)	(9,062,631)	(3,464,501)	(7,772,099)
Net increase (decrease)	(6,852,114)	(13,877,506)	6,109,965	15,143,131	(3,016,070)	(7,730,706)
Shares outstanding, beginning of year or period	17,595,538	31,473,044	61,661,462	46,518,331	20,050,025	27,780,731
Shares outstanding, end of year or period	10,743,424	17,595,538	67,771,427	61,661,462	17,033,955	20,050,025

	Small-Cap Growth Portfolio(1)		Small-Cap Index Portfolio		Small-Cap Value Portfolio
Class I
Shares sold			1,089,099	2,630,952	711,583	1,997,988
Share repurchased			(1,307,999)	(2,701,377)	(1,162,386)	(2,262,823)
Net increase (decrease)			(218,900)	(70,425)	(450,803)	(264,835)
Shares outstanding, beginning of year or period			23,379,598	23,450,023	11,882,662	12,147,497
Shares outstanding, end of year or period			23,160,698	23,379,598	11,431,859	11,882,662

Class P
Shares sold	1,253,844	17,265,296	1,671	18,447,696	4,696,074	7,097,524
Shares repurchased	(3,073,229)	(642,455)	(17,183,413)	(7,528,780)	(3,126,077)	(3,692,680)
Net increase (decrease)	(1,819,385)	16,622,841	(17,181,742)	10,918,916	1,569,997	3,404,844
Shares outstanding, beginning of year or period	16,622,841	-	33,912,916	22,994,000	17,604,621	14,199,777
Shares outstanding, end of year or period	14,803,456	16,622,841	16,731,174	33,912,916	19,174,618	17,604,621

	Value Advantage Portfolio		Emerging Markets Portfolio		International Large-Cap Portfolio
Class I
Shares sold	555,947	928,820	1,257,776	3,800,733	1,948,059	14,147,511
Share repurchased	(439,880)	(376,912)	(1,309,985)	(4,156,544)	(4,863,255)	(10,733,800)
Net increase (decrease)	116,067	551,908	(52,209)	(355,811)	(2,915,196)	3,413,711
Shares outstanding, beginning of year or period	1,930,350	1,378,442	24,410,161	24,765,972	66,328,903	62,915,192
Shares outstanding, end of year or period	2,046,417	1,930,350	24,357,952	24,410,161	63,413,707	66,328,903

Class P
Shares sold	10,068,581	17,039,447	5,793,892	36,817,217	20,747	7,596,518
Shares repurchased	(8,914,071)	(12,017,453)	(12,519,007)	(13,566,681)	(58,409,763)	(50,287,996)
Net increase (decrease)	1,154,510	5,021,994	(6,725,115)	23,250,536	(58,389,016)	(42,691,478)
Shares outstanding, beginning of year or period	81,560,051	76,538,057	105,047,553	81,797,017	174,430,338	217,121,816
Shares outstanding, end of year or period	82,714,561	81,560,051	98,322,438	105,047,553	116,041,322	174,430,338

	International Small-Cap Portfolio		International Value Portfolio		Health Sciences Portfolio
Class I
Shares sold	384,314	2,194,490	533,434	1,815,319	700,036	729,345
Share repurchased	(750,930)	(2,672,200)	(1,273,271)	(4,798,124)	(875,967)	(2,779,120)
Net increase (decrease)	(366,616)	(477,710)	(739,837)	(2,982,805)	(175,931)	(2,049,775)
Shares outstanding, beginning of year or period	8,594,634	9,072,344	25,189,018	28,171,823	11,045,946	13,095,721
Shares outstanding, end of year or period	8,228,018	8,594,634	24,449,181	25,189,018	10,870,015	11,045,946

Class P
Shares sold	8,767	167,646	23,782,652	9,392,674	-	-
Shares repurchased	(25,884,772)	(39,695,219)	(6,284,193)	(8,768,085)	-	-
Net increase (decrease)	(25,876,005)	(39,527,573)	17,498,459	624,589	-	-
Shares outstanding, beginning of year or period	90,085,816	129,613,389	67,159,482	66,534,893	773	773
Shares outstanding, end of year or period	64,209,811	90,085,816	84,657,941	67,159,482	773	773

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year/Period Ended December 31, 2016
	Real Estate Portfolio		Technology Portfolio		Currency Strategies Portfolio
Class I
Shares sold	494,691	1,347,883	2,270,023	2,994,915	29,022	397,323
Share repurchased	(1,234,601)	(2,487,306)	(1,275,901)	(4,160,038)	(80,984)	(305,850)
Net increase (decrease)	(739,910)	(1,139,423)	994,122	(1,165,123)	(51,962)	91,473
Shares outstanding, beginning of year or period	13,350,756	14,490,179	17,026,435	18,191,558	462,640	371,167
Shares outstanding, end of year or period	12,610,846	13,350,756	18,020,557	17,026,435	410,678	462,640

Class P
Shares sold	577,403	361,341	-	-	2,689,574	674,329
Shares repurchased	(5,523,964)	(5,995,434)	-	-	(11,633,237)	(23,476,773)
Net increase (decrease)	(4,946,561)	(5,634,093)	-	-	(8,943,663)	(22,802,444)
Shares outstanding, beginning of year or period	15,200,481	20,834,574	1,837	1,837	95,879,354	118,681,798
Shares outstanding, end of year or period	10,253,920	15,200,481	1,837	1,837	86,935,691	95,879,354

	Diversified Alternatives Portfolio		Equity Long/Short Portfolio		Global Absolute Return Portfolio
Class I
Shares sold	56,689	82,575	625,498	1,195,605	1,676,300	259,901
Share repurchased	(24,905)	(4,995)	(174,061)	(906,138)	(129,575)	(325,163)
Net increase (decrease)	31,784	77,580	451,437	289,467	1,546,725	(65,262)
Shares outstanding, beginning of year or period	280,128	202,548	1,588,605	1,299,138	1,244,557	1,309,819
Shares outstanding, end of year or period	311,912	280,128	2,040,042	1,588,605	2,791,282	1,244,557

Class P
Shares sold			1,024,704	602,570	20,188,447	805,032
Shares repurchased			(16,530,832)	(23,243,027)	(7,259,703)	(31,023,652)
Net increase (decrease)			(15,506,128)	(22,640,457)	12,928,744	(30,218,620)
Shares outstanding, beginning of year or period			91,489,996	114,130,453	73,018,214	103,236,834
Shares outstanding, end of year or period			75,983,868	91,489,996	85,946,958	73,018,214

	Pacific Dynamix - Conservative Growth Portfolio		Pacific Dynamix - Moderate Growth Portfolio		Pacific Dynamix - Growth Portfolio
Class I
Shares sold	1,142,280	5,094,124	5,129,374	8,487,202	3,017,652	3,122,078
Share repurchased	(2,198,088)	(2,856,311)	(1,883,358)	(3,998,941)	(1,712,856)	(3,552,068)
Net increase (decrease)	(1,055,808)	2,237,813	3,246,016	4,488,261	1,304,796	(429,990)
Shares outstanding, beginning of year or period	36,696,552	34,458,739	117,529,679	113,041,418	33,605,711	34,035,701
Shares outstanding, end of year or period	35,640,744	36,696,552	120,775,695	117,529,679	34,910,507	33,605,711

	Portfolio Optimization Conservative Portfolio		Portfolio Optimization Moderate-Conservative Portfolio		Portfolio Optimization Moderate Portfolio
Class I
Shares sold	820,238	27,773,234	503,768	2,683,747	743,023	3,012,585
Share repurchased	(17,436,624)	(46,488,129)	(48,939,971)	(38,830,588)	(58,932,995)	(127,833,080)
Net increase (decrease)	(16,616,386)	(18,714,895)	(48,436,203)	(36,146,841)	(58,189,972)	(124,820,495)
Shares outstanding, beginning of year or period	169,255,884	187,970,779	279,242,600	315,389,441	933,221,727	1,058,042,222
Shares outstanding, end of year or period	152,639,498	169,255,884	230,806,397	279,242,600	875,031,755	933,221,727

	Portfolio Optimization Growth Portfolio		Portfolio Optimization Aggressive-Growth Portfolio		PSF DFA Balanced Allocation Portfolio (1)
Class D
Shares sold					3,048,512	3,674,929
Shares repurchased					(126,139)	(542,620)
Net increase (decrease)					2,922,373	3,132,309
Shares outstanding, beginning of year or period					3,132,309	-
Shares outstanding, end of year or period					6,054,682	3,132,309

Class I
Shares sold	550,291	1,522,829	728,780	1,201,702
Share repurchased	(49,189,697)	(110,306,653)	(10,717,477)	(23,354,980)
Net increase (decrease)	(48,639,406)	(108,783,824)	(9,988,697)	(22,153,278)
Shares outstanding, beginning of year or period	749,398,559	858,182,383	160,907,509	183,060,787
Shares outstanding, end of year or period	700,759,153	749,398,559	150,918,812	160,907,509

(1)	See footnote (1) in Financial Highlights for the commencement date of operations of each share class.

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2017 to June 30, 2017.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). The “Ending Account Value at 06/30/17” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/17-06/30/17” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2017 to June 30, 2017.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your fund(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/17-06/30/17.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses, after any applicable advisory fee waivers and adviser expense reimbursements (see Notes 6 and 7B in Notes to Financial Statements). It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Core Income
Actual
Class I	$1,000.00	$1,029.30	0.75%	$3.77
Class P	1,000.00	1,030.30	0.55%	2.77
Hypothetical
Class I	$1,000.00	$1,021.08	0.75%	$3.76
Class P	1,000.00	1,022.07	0.55%	2.76

Diversified Bond
Actual
Class I	$1,000.00	$1,046.20	0.64%	$3.25
Class P	1,000.00	1,047.20	0.44%	2.23
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.61	0.44%	2.21

Floating Rate Income
Actual
Class I	$1,000.00	$1,017.70	0.91%	$4.55
Class P	1,000.00	1,018.70	0.71%	3.55
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Floating Rate Loan
Actual
Class I	$1,000.00	$1,020.20	0.94%	$4.71
Class P	1,000.00	1,021.20	0.74%	3.71
Hypothetical
Class I	$1,000.00	$1,020.13	0.94%	$4.71
Class P	1,000.00	1,021.12	0.74%	3.71

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
High Yield Bond
Actual
Class I	$1,000.00	$1,044.90	0.64%	$3.24
Class P	1,000.00	1,046.00	0.44%	2.23
Hypothetical
Class I	$1,000.00	$1,021.62	0.64%	$3.21
Class P	1,000.00	1,022.61	0.44%	2.21

Inflation Managed
Actual
Class I	$1,000.00	$1,013.10	0.94%	$4.69
Class P	1,000.00	1,014.10	0.74%	3.70
Hypothetical
Class I	$1,000.00	$1,020.13	0.94%	$4.71
Class P	1,000.00	1,021.12	0.74%	3.71

Inflation Strategy
Actual
Class I	$1,000.00	$1,010.30	0.66%	$3.29
Class P	1,000.00	1,011.30	0.46%	2.29
Hypothetical
Class I	$1,000.00	$1,021.52	0.66%	$3.31
Class P	1,000.00	1,022.51	0.46%	2.31

Managed Bond
Actual
Class I	$1,000.00	$1,031.00	0.67%	$3.37
Class P	1,000.00	1,032.00	0.47%	2.37
Hypothetical
Class I	$1,000.00	$1,021.47	0.67%	$3.36
Class P	1,000.00	1,022.46	0.47%	2.36

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Short Duration Bond
Actual
Class I	$1,000.00	$1,009.60	0.63%	$3.14
Class P	1,000.00	1,010.60	0.43%	2.14
Hypothetical
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class P	1,000.00	1,022.66	0.43%	2.16

Emerging Markets Debt
Actual
Class I	$1,000.00	$1,077.30	1.05%	$5.41
Class P	1,000.00	1,078.30	0.85%	4.38
Hypothetical
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class P	1,000.00	1,020.58	0.85%	4.26

Comstock
Actual
Class I	$1,000.00	$1,033.40	0.93%	$4.69
Class P	1,000.00	1,034.40	0.73%	3.68
Hypothetical
Class I	$1,000.00	$1,020.18	0.93%	$4.66
Class P	1,000.00	1,021.17	0.73%	3.66

Developing Growth
Actual
Class I	$1,000.00	$1,129.20	0.84%	$4.43
Class P	1,000.00	1,130.30	0.65%	3.43
Hypothetical
Class I	$1,000.00	$1,020.63	0.84%	$4.21
Class P	1,000.00	1,021.57	0.65%	3.26

Dividend Growth
Actual
Class I	$1,000.00	$1,093.30	0.89%	$4.62
Class P	1,000.00	1,094.30	0.69%	3.58
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Equity Index
Actual
Class I	$1,000.00	$1,091.80	0.28%	$1.45
Class P	1,000.00	1,092.80	0.08%	0.42
Hypothetical
Class I	$1,000.00	$1,023.41	0.28%	$1.40
Class P	1,000.00	1,024.40	0.08%	0.40

Focused Growth
Actual
Class I	$1,000.00	$1,179.40	0.97%	$5.24
Class P	1,000.00	1,180.70	0.76%	4.11
Hypothetical
Class I	$1,000.00	$1,019.98	0.97%	$4.86
Class P	1,000.00	1,021.03	0.76%	3.81

Growth
Actual
Class I	$1,000.00	$1,174.70	0.78%	$4.21
Class P	1,000.00	1,175.90	0.58%	3.13
Hypothetical
Class I	$1,000.00	$1,020.93	0.78%	$3.91
Class P	1,000.00	1,021.92	0.58%	2.91

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Large-Cap Growth
Actual
Class I	$1,000.00	$1,174.90	0.90%	$4.85
Class P	1,000.00	1,176.10	0.70%	3.78
Hypothetical
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class P	1,000.00	1,021.32	0.70%	3.51

Large-Cap Value
Actual
Class I	$1,000.00	$1,065.00	0.82%	$4.20
Class P	1,000.00	1,066.30	0.63%	3.23
Hypothetical
Class I	$1,000.00	$1,020.73	0.82%	$4.11
Class P	1,000.00	1,021.67	0.63%	3.16

Long/Short Large-Cap
Actual
Class I	$1,000.00	$1,089.10	2.07%	$10.72
Class P	1,000.00	1,090.20	1.87%	9.69
Hypothetical
Class I	$1,000.00	$1,014.53	2.07%	$10.34
Class P	1,000.00	1,015.52	1.87%	9.35

Main Street Core
Actual
Class I	$1,000.00	$1,096.20	0.68%	$3.53
Class P	1,000.00	1,097.30	0.48%	2.50
Hypothetical
Class I	$1,000.00	$1,021.42	0.68%	$3.41
Class P	1,000.00	1,022.41	0.48%	2.41

Mid-Cap Equity
Actual
Class I	$1,000.00	$1,092.90	0.88%	$4.57
Class P	1,000.00	1,094.00	0.68%	3.53
Hypothetical
Class I	$1,000.00	$1,020.43	0.88%	$4.41
Class P	1,000.00	1,021.42	0.68%	3.41

Mid-Cap Growth
Actual
Class I	$1,000.00	$1,129.70	0.91%	$4.81
Class P	1,000.00	1,130.80	0.71%	3.75
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Mid-Cap Value
Actual
Class I	$1,000.00	$1,061.80	0.91%	$4.65
Class P	1,000.00	1,062.90	0.71%	3.63
Hypothetical
Class I	$1,000.00	$1,020.28	0.91%	$4.56
Class P	1,000.00	1,021.27	0.71%	3.56

Small-Cap Equity
Actual
Class I	$1,000.00	$1,002.50	0.92%	$4.67
Class P	1,000.00	1,003.50	0.72%	3.58
Hypothetical
Class I	$1,000.00	$1,020.13	0.92%	$4.71
Class P	1,000.00	1,021.22	0.72%	3.61

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Small-Cap Growth
Actual
Class P	$1,000.00	$1,080.70	0.89%	$4.59
Hypothetical
Class P	$1,000.00	$1,020.38	0.89%	$4.46

Small-Cap Index
Actual
Class I	$1,000.00	$1,047.20	0.58%	$2.94
Class P	1,000.00	1,048.20	0.38%	1.93
Hypothetical
Class I	$1,000.00	$1,021.92	0.58%	$2.91
Class P	1,000.00	1,022.91	0.38%	1.91

Small-Cap Value
Actual
Class I	$1,000.00	$996.60	0.98%	$4.85
Class P	1,000.00	997.60	0.78%	3.86
Hypothetical
Class I	$1,000.00	$1,019.93	0.98%	$4.91
Class P	1,000.00	1,020.93	0.78%	3.91

Value Advantage
Actual
Class I	$1,000.00	$1,042.80	0.89%	$4.51
Class P	1,000.00	1,043.90	0.69%	3.50
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Emerging Markets
Actual
Class I	$1,000.00	$1,184.20	1.06%	$5.74
Class P	1,000.00	1,185.30	0.86%	4.66
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

International Large-Cap
Actual
Class I	$1,000.00	$1,181.70	1.00%	$5.41
Class P	1,000.00	1,182.90	0.80%	4.33
Hypothetical
Class I	$1,000.00	$1,019.84	1.00%	$5.01
Class P	1,000.00	1,020.83	0.80%	4.01

International Small-Cap
Actual
Class I	$1,000.00	$1,163.40	1.09%	$5.85
Class P	1,000.00	1,164.60	0.89%	4.78
Hypothetical
Class I	$1,000.00	$1,019.39	1.09%	$5.46
Class P	1,000.00	1,020.38	0.89%	4.46

International Value
Actual
Class I	$1,000.00	$1,110.80	0.89%	$4.66
Class P	1,000.00	1,111.90	0.69%	3.61
Hypothetical
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class P	1,000.00	1,021.37	0.69%	3.46

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Health Sciences
Actual
Class I	$1,000.00	$1,192.90	1.13%	$6.14
Class P	1,000.00	1,194.10	0.91%	4.95
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.28	0.91%	4.56

Real Estate
Actual
Class I	$1,000.00	$991.20	1.06%	$5.23
Class P	1,000.00	992.10	0.86%	4.25
Hypothetical
Class I	$1,000.00	$1,019.54	1.06%	$5.31
Class P	1,000.00	1,020.53	0.86%	4.31

Technology
Actual
Class I	$1,000.00	$1,207.10	1.14%	$6.24
Class P	1,000.00	1,208.40	0.92%	5.04
Hypothetical
Class I	$1,000.00	$1,019.14	1.14%	$5.71
Class P	1,000.00	1,020.23	0.92%	4.61

Currency Strategies
Actual
Class I	$1,000.00	$997.90	0.90%	$4.46
Class P	1,000.00	998.90	0.70%	3.47
Hypothetical
Class I	$1,000.00	$1,020.33	0.90%	$4.51
Class P	1,000.00	1,021.32	0.70%	3.51

Diversified Alternatives (2)
Actual
Class I	$1,000.00	$1,046.40	0.50%	$2.54
Hypothetical
Class I	$1,000.00	$1,022.32	0.50%	$2.51

Equity Long/Short
Actual
Class I	$1,000.00	$1,057.00	1.25%	$6.38
Class P	1,000.00	1,058.00	1.05%	5.36
Hypothetical
Class I	$1,000.00	$1,018.60	1.25%	$6.26
Class P	1,000.00	1,019.59	1.05%	5.26

Global Absolute Return
Actual
Class I	$1,000.00	$1,052.60	1.13%	$5.75
Class P	1,000.00	1,053.70	0.93%	4.74
Hypothetical
Class I	$1,000.00	$1,019.19	1.13%	$5.66
Class P	1,000.00	1,020.18	0.93%	4.66

Pacific Dynamix-Conservative Growth (2)
Actual
Class I	$1,000.00	$1,049.90	0.36%	$1.83
Hypothetical
Class I	$1,000.00	$1,023.01	0.36%	$1.81

Pacific Dynamix-Moderate Growth (2)
Actual
Class I	$1,000.00	$1,066.10	0.36%	$1.84
Hypothetical
Class I	$1,000.00	$1,023.01	0.36%	$1.81

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES (Continued)

(Unaudited)

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Pacific Dynamix-Growth (2)
Actual
Class I	$1,000.00	$1,081.30	0.35%	$1.81
Hypothetical
Class I	$1,000.00	$1,023.06	0.35%	$1.76

Portfolio Optimization Conservative (2)
Actual
Class I	$1,000.00	$1,041.80	0.32%	$1.62
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Moderate-Conservative (2)
Actual
Class I	$1,000.00	$1,057.30	0.32%	$1.63
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Moderate (2)
Actual
Class I	$1,000.00	$1,067.10	0.32%	$1.64
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
Portfolio Optimization Growth (2)
Actual
Class I	$1,000.00	$1,080.20	0.32%	$1.65
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

Portfolio Optimization Aggressive-Growth (2)
Actual
Class I	$1,000.00	$1,088.60	0.32%	$1.66
Hypothetical
Class I	$1,000.00	$1,023.21	0.32%	$1.61

PSF DFA Balanced Allocation (2)
Actual
Class D	$1,000.00	$1,057.20	0.55%	$2.81
Hypothetical
Class D	$1,000.00	$1,022.07	0.55%	$2.76

(1)	Expenses paid during the six-month period are equal to the Fund’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.
(2)	The annualized expense ratios for the Diversified Alternatives, Pacific Dynamix, Portfolio Optimization, and PSF DFA Balanced Allocation Portfolios do not include expenses of their respective Underlying Funds (see Note 1 in Notes to Financial Statements) in which these Funds invest.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS

(Unaudited)

I. Introduction and Background

The Board of Trustees (the “Trustees” or “Board”) of Pacific Select Fund (the “Trust”) oversees the management of each of the separate funds of the Trust (each a “Fund” and collectively, the “Funds”) and, as required by Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), initially approves and, after the initial period, determines annually whether to renew the investment advisory agreement (the “Advisory Agreement”) with Pacific Life Fund Advisors LLC (“PLFA”) and each sub-advisory agreement (the “Sub-Advisory Agreements,” together with the Advisory Agreement, the “Agreements”) with the various sub-advisers (the “Sub-Advisers”). PLFA serves as the investment adviser for all of the Funds and directly manages the Core Income, High Yield Bond and Floating Rate Income Portfolios (the “PAM Managed Funds”) under the name Pacific Asset Management (“PAM”); the Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth and Portfolio Optimization Aggressive-Growth Portfolios (the “Portfolio Optimization Funds”); the Pacific Dynamix – Conservative Growth, Pacific Dynamix – Moderate Growth and Pacific Dynamix – Growth Portfolios (the “Pacific Dynamix Funds”); the Diversified Alternatives Portfolio; and the PSF DFA Balanced Allocation Portfolio (together with the Portfolio Optimization Funds, Pacific Dynamix Funds and Diversified Alternatives Portfolio, the “Asset Allocation Funds” and together with the Asset Allocation Funds and PAM Managed Funds, the “Directly Managed Funds”). For all other Funds, PLFA has retained other firms to serve as Sub-Advisers under PLFA’s supervision. The Board, including all of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act (“Independent Trustees”), last renewed the Agreements at an in-person meeting of the Trustees held on December 14, 2016.1 The description below does not relate to the annual renewal of the Advisory Agreement and Sub-Advisory Agreements discussed above, but to the approval of a change in sub-adviser for the International Value Portfolio and a new sub-advisory agreement for the Focused Growth Portfolio, as described in further detail below.

The Trustees’ determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. In reviewing the materials presented and in considering the information in the management presentations, the Trustees did not identify any single issue or particular information that, in isolation, would be a controlling factor in making a final decision regarding the proposed Agreements. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. The following summary describes the most important, but not all, of the factors considered by the Trustees in approving the Agreements, and in the case of the Independent Trustees, certain factors were considered in light of the legal advice furnished to them by independent legal counsel. This discussion is not intended to be all-inclusive.

II. Board Consideration of the New Sub-Advisory Agreements

The Board approved a change in sub-adviser and a new sub-advisory agreement with respect to the International Value Portfolio effective on or about May 1, 2017, and a new sub-advisory agreement with respect to the Focused Growth Portfolio effective May 30, 2017. Under the 1940 Act, a new sub-advisory agreement generally requires shareholder approval; however, pursuant to an exemptive order issued to Pacific Life Insurance Company (“Pacific Life”) by the Securities and Exchange Commission (“SEC”) on October 13, 1999 and relied upon by the Trust and PLFA, PLFA and the Trust can hire, terminate, and replace, as applicable, sub-advisers and enter into new sub-advisory agreements (except, as a general matter, sub-advisers affiliated with PLFA) without shareholder approval in accordance with the requirements of the exemptive order.

International Value Portfolio

At an in-person meeting on March 22, 2017, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective on or about May 1, 2017, a new sub-advisory agreement with Wellington Management Company LLP (“Wellington”), with respect to the International Value Portfolio (the “Wellington Sub-Advisory Agreement”) and appointed Wellington as the new sub-adviser for the Fund. Also at the March 22, 2017 meeting, the Board terminated the sub-advisory agreement for the Fund with the prior sub-adviser upon the effectiveness of the Wellington Sub-Advisory Agreement. Wellington’s appointment as the sub-adviser and the Board’s approval of the Wellington Sub-Advisory Agreement were made in accordance with the requirements of the exemptive order and do not require shareholder approval. In order to facilitate the sub-adviser change, a portion of the Fund’s holdings were sold and new investments were purchased in accordance with recommendations by Wellington. PLFA and/or the Trust retained a transitioning agent in order to reduce transaction costs associated with the purchase and sale of portfolio holdings in connection with the transition.

In considering the appointment of Wellington as a sub-adviser, the Board reviewed with PLFA its rationale for recommending a change in sub-adviser for the International Value Portfolio. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Wellington be appointed as the new sub-adviser for the Fund and in evaluating the proposed Wellington Sub-Advisory Agreement. Additionally, the Board considered the process employed by PLFA in reaching a recommendation for a new sub-adviser, including due diligence conducted by PLFA on the investment resources and personnel of a potential sub-adviser and an assessment of the investment strategies used by a potential sub-adviser. In addition, the Board reviewed information provided by PLFA regarding the specific criteria and information evaluated by PLFA during the selection process of Wellington and PLFA’s analysis in reaching its conclusion to recommend Wellington as sub-adviser for the Fund. The Trustees also considered that PLFA has historically exercised diligence in monitoring the performance of the sub-advisers, and has recommended and taken measures to attempt to remedy relative underperformance by a Fund when PLFA and the Board believed appropriate. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

1 At the December 14th meeting, the Board did not consider the continuance of the Advisory Agreement relating to the PSF DFA Balanced Allocation Portfolio and the Small-Cap Growth Portfolio and the Sub-Advisory Agreements relating to the Small-Cap Growth Portfolio and the Technology Portfolio, as those agreements were not up for renewal at that time.

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

In evaluating the Wellington Sub-Advisory Agreement for the International Value Portfolio, the Board, including all the Independent Trustees, considered the following factors, among others:

A. Nature, Extent and Quality of Services to be Provided

The Trustees considered the benefits to shareholders of retaining Wellington as the new sub-adviser to the International Value Portfolio, particularly in light of the nature, extent, and quality of the services expected to be provided by Wellington. In this regard, the Trustees considered various materials relating to Wellington, including copies of the proposed Wellington Sub-Advisory Agreement; copies of Wellington’s Form ADV; financial information; and other information deemed relevant to the Trustees’ evaluation, including comprehensive assessments from senior management of PLFA.

The Trustees considered that under the Wellington Sub-Advisory Agreement, Wellington would be responsible for providing the investment management services for the International Value Portfolio’s assets, including providing investment research and analysis and conducting a continuous program of investment by determining which securities would be purchased or sold by the Fund. The Trustees considered the quality of the management services expected to be provided to the Fund over both the short- and long-term, the organizational depth and resources of Wellington, including the background and experience of Wellington’s management and the expertise of the portfolio management team, as well as the investment strategies, processes and philosophy to be used with respect to the investment strategy.

In addition, the Trustees considered that the Trust’s Chief Compliance Officer (“CCO”) had reviewed the written compliance policies and procedures and code of ethics of Wellington. The Trustees also considered the CCO’s assessment of Wellington’s compliance program, as required under Rule 38a-1 of the 1940 Act, and its code of ethics prior to the effectiveness of the Wellington Sub-Advisory Agreement. The Trustees also took note of the due diligence PLFA conducted with respect to Wellington, and were aided by the assessment and recommendation of PLFA and the in-person presentation and materials provided by Wellington.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services anticipated to be provided to the International Value Portfolio by Wellington under the Wellington Sub-Advisory Agreement.

B. Performance

The Trustees considered PLFA’s efforts to identify advisory firms that are qualified to manage an international value strategy and PLFA’s identification of Wellington to serve as sub-adviser with regard to the International Value Portfolio’s day-to-day investment activities. The Trustees considered factors concerning performance in connection with their consideration of this matter and in connection with approval of the related Wellington Sub-Advisory Agreement, including the factors described below.

The Trustees considered information about the simulated performance of a fund managed by the same Wellington portfolio managers that would manage the International Value Portfolio (the “Simulated Performance”). The Trustees considered that Wellington constructed the Simulated Performance by removing securities from the fund’s historical portfolio that would not be included in the Fund’s mandate. The Trustees considered, among other information, a comparison of the Simulated Performance against a pertinent benchmark and against the applicable peer group for the one-, three-, five- and nine-year periods as of December 31, 2016. The Trustees also considered a comparison of the Simulated Performance against a pertinent benchmark and an applicable peer group for each of the previous nine calendar years. Additionally, the Trustees considered the standard deviation and risk-adjusted returns of the Simulated Performance during certain periods.

The Trustees considered additional information about the historical performance of a composite managed by Wellington using similar investment strategies as those proposed for the International Value Portfolio against a pertinent benchmark for the one-, three- and five-year and since inception periods as of December 31, 2016. The Trustees also considered performance information presented by PLFA for another potential sub-adviser of the Fund.

The Board determined that Wellington’s performance record was acceptable.

C. Advisory and Sub-Advisory Fees

The Trustees considered comparative fee information regarding the fees charged under other advisory contracts of Wellington with regard to other accounts with similar investment strategies as the International Value Portfolio. The Trustees also considered that the proposed sub-advisory fee schedule under the Wellington Sub-Advisory Agreement contains breakpoints and is the same as the sub-advisory fee schedule for the current sub-adviser. The Trustees also considered that the advisory fee schedule would remain unchanged. In comparing the proposed sub-advisory fees to be paid by the Fund to fees charged by Wellington for the other similarly-managed accounts, the Trustees noted that there were differences in the nature of the Fund and those accounts, the services provided to each and the competitive and regulatory landscapes surrounding each that could reasonably be expected to account for differences in fee schedules.

The Trustees noted that the fee rates were the result of arms’-length negotiations between PLFA and Wellington, and that the International Value Portfolio’s sub-advisory fees are paid by PLFA and are not paid directly by the Fund. The Trustees also considered that there are certain costs associated with a sub-adviser change, but that the ongoing operating expenses paid by the shareholders were not expected to materially increase as a result of this sub-adviser change.

The Board concluded that the compensation payable under the Wellington Sub-Advisory Agreement is fair and reasonable.

D. Costs, Level of Profits and Economies of Scale

The Trustees considered information regarding the anticipated costs to Wellington of sub-advising the International Value Portfolio and the projected profitability of the Wellington Sub-Advisory Agreement to Wellington, to the extent practicable based on the information provided by Wellington. The Trustees noted that any assessment of projected profitability would involve assumptions regarding expense allocations and other factors. Given the arms’-length nature of the relationship between PLFA and Wellington with respect to the negotiation of sub-advisory fees, the fact that such fees are paid by PLFA, and the fact that the projected profitability of the Wellington Sub-Advisory Agreement to Wellington is an estimate because it had not yet begun to manage the Fund, the Trustees considered that projected profitability information for

PACIFIC SELECT FUND

APPROVAL OF SUB-ADVISORY AGREEMENTS (Continued)

(Unaudited)

Wellington at this time was of limited utility. The Trustees also considered the organizational strengths of Wellington and its ability to attract and retain investment personnel over time and to sustain the staffing of investment teams that will provide services to the Fund.

The Board concluded that the International Value Portfolio’s fee structure reflected in the Wellington Sub-Advisory Agreement is fair and reasonable.

E. Ancillary Benefits

The Trustees received information from PLFA and Wellington concerning other benefits that may be received by Wellington and its affiliates as a result of their relationship with the International Value Portfolio, including commissions that may be paid to broker-dealers affiliated with Wellington and the anticipated use of soft-dollars by Wellington. In this regard, the Trustees noted that Wellington represented that it does not anticipate utilizing an affiliated broker-dealer and that it anticipates using soft dollar credits generated by Fund commissions to pay for research services. The Trustees considered potential benefits to be derived by Wellington from its relationship with the Fund and that such benefits were consistent with those generally derived by sub-advisers to mutual funds or were otherwise not unusual.

F. Conclusion

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the Wellington Sub-Advisory Agreement is in the best interests of the International Value Portfolio and its shareholders; and (ii) the compensation payable under the Wellington Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

Focused Growth Portfolio

The Board approved a new sub-advisory agreement with Janus Capital Management LLC (“Janus”), the sub-adviser for the Focused Growth Portfolio, in connection with the merger of Janus’ parent company, Janus Capital Group Inc. (“JCG”), with Henderson Group plc to form Janus Henderson Group plc (the “Transaction”) effective May 30, 2017. The Transaction, a change of control, resulted in the automatic termination of the sub-advisory agreement with Janus. Accordingly, at an in-person meeting on March 22, 2017, based upon a recommendation from PLFA, the Board, including all of the Independent Trustees, approved, effective upon the effective date of the Transaction, a new sub-advisory agreement with Janus, with respect to the Fund.

The Trustees considered that Janus sub-advises the Focused Growth Portfolio pursuant to an Amended and Restated Subadvisory Agreement dated September 21, 2016, and that they were being asked to evaluate a new sub-advisory agreement with Janus (the “New Sub-Advisory Agreement”) for the Fund in light of the anticipated change in control of Janus, which, pursuant to the terms of the sub-advisory agreement in effect at the time of the meeting on March 22, 2017 (the “Prior Sub-Advisory Agreement”), will result in the automatic termination of the Prior Sub-Advisory Agreement.

In considering the appointment of Janus as a sub-adviser, the Board reviewed with PLFA its rationale for recommending that Janus continue to serve as sub-adviser for the Focused Growth Portfolio and acknowledged that the terms of the proposed New Sub-Advisory Agreement would be the same as the terms of the Prior Sub-Advisory Agreement. The Board, including the Independent Trustees, also considered, among other things, the factors described below in evaluating PLFA’s recommendation that Janus continue to be retained as the sub-adviser for the Fund and in evaluating the proposed New Sub-Advisory Agreement. Prior to making a decision, the Trustees also considered the report of PLFA’s Conflicts Review Committee.

In evaluating the New Sub-Advisory Agreement, the Board, including all the Independent Trustees, considered the following factors, among others:

•

The Prior Sub-Advisory Agreement was last renewed by the Board, including all the Independent Trustees, at an in-person meeting on December 14, 2016. In connection with that renewal, the Trustees reviewed information regarding the nature, extent and quality of services provided by Janus; the investment results of the Fund; the sub-advisory fees paid to Janus; Janus’ costs in managing the Fund and its profitability from the Fund; and other benefits received by Janus and its affiliates as a result of their relationship with the Fund.

•	The terms of the New Sub-Advisory Agreement are the same as those of the Prior Sub-Advisory Agreement.

•

Janus represented to the Board that it will retain its current corporate structure, personnel and other operations as used to provide services under the Prior Sub-Advisory Agreement, and the Fund’s current portfolio managers and their respective investment teams, as applicable, are expected to continue to manage the Fund with the same investment objective, strategy and investment policies as set forth under the Prior Sub-Advisory Agreement.

•	There is expected to be no change in the level of services provided to the Fund.

•	The sub-advisory fee rates under the New Sub-Advisory Agreement are the same as those of the Prior Sub-Advisory Agreement.

Based on their review, including the consideration of each of the factors referred to above, the Board found that: (i) the New Sub-Advisory Agreement is in the best interests of the Focused Growth Portfolio and its shareholders; and (ii) the compensation payable under the New Sub-Advisory Agreement is fair and reasonable. No single factor was determinative of the Board’s findings, but rather the Trustees based their determination on the total mix of information available to them.

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington D.C. (information on the operations of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

Availability of a Complete Schedule of Investments

The Trust’s annual and semi-annual reports may contain a summary schedule of investments (“SOI”) for certain Funds. A complete schedule for each summary SOI presented is available as noted below.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), the Pacific Dynamix Underlying Funds annual and semi-annual reports, and complete Schedules of Investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’ website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

Pacific Life Insurance Company/

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Semi-Annual Report as of June 30, 2017

• Pacific Select Fund

Form Nos.	15-20803-19
357-16A

Pacific Dynamix Underlying Funds

Semi-Annual Report

As of June 30, 2017

TABLE OF CONTENTS

PACIFIC SELECT FUND

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 99.2%

Basic Materials - 2.1%

BHP Billiton Finance USA Ltd (Australia) 6.500% due 04/01/19	$200,000	$216,363
Celulosa Arauco y Constitucion SA (Chile) 7.250% due 07/29/19	150,000	164,482
Eastman Chemical Co 2.700% due 01/15/20	200,000	202,742
EI du Pont de Nemours & Co
2.200% due 05/01/20	350,000	352,017
4.625% due 01/15/20	200,000	212,289
5.750% due 03/15/19	200,000	212,632
6.000% due 07/15/18	200,000	208,955
LyondellBasell Industries NV 5.000% due 04/15/19	200,000	209,172
Monsanto Co 2.125% due 07/15/19	200,000	200,513
Newmont Mining Corp 5.125% due 10/01/19	200,000	212,592
Potash Corp of Saskatchewan Inc (Canada) 6.500% due 05/15/19	200,000	215,308
Praxair Inc 4.500% due 08/15/19	200,000	210,974
RPM International Inc 6.125% due 10/15/19	200,000	217,124
Southern Copper Corp (Peru) 5.375% due 04/16/20	150,000	163,151
The Dow Chemical Co
5.700% due 05/15/18	200,000	206,675
8.550% due 05/15/19	350,000	392,199
The Sherwin-Williams Co 2.250% due 05/15/20	400,000	401,141
Vale Overseas Ltd (Brazil) 5.625% due 09/15/19	250,000	264,375

		4,262,704

Communications - 8.0%

21st Century Fox America Inc 7.250% due 05/18/18	200,000	209,320
Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	400,000	403,333
Amazon.com Inc 2.600% due 12/05/19	200,000	203,891
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	500,000	534,063
AT&T Inc
2.300% due 03/11/19	305,000	306,946
2.375% due 11/27/18	300,000	302,186
5.200% due 03/15/20	400,000	430,055
5.800% due 02/15/19	450,000	477,561
5.875% due 10/01/19	350,000	378,994
Baidu Inc (China)
2.750% due 06/09/19	200,000	202,469
3.250% due 08/06/18	200,000	202,545
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	200,000	201,192
CBS Corp 2.300% due 08/15/19	375,000	377,651
Cisco Systems Inc
1.400% due 09/20/19	300,000	298,046
1.600% due 02/28/19	950,000	950,117
2.450% due 06/15/20	400,000	406,577
4.450% due 01/15/20	750,000	799,242
Comcast Corp
5.150% due 03/01/20	200,000	216,775
5.700% due 07/01/19	172,000	185,165

	Principal Amount	Value
Deutsche Telekom International Finance BV (Germany)
6.000% due 07/08/19	$250,000	$269,569
6.750% due 08/20/18	200,000	210,675
eBay Inc
2.150% due 06/05/20	60,000	60,039
2.200% due 08/01/19	350,000	351,586
Historic TW Inc 6.875% due 06/15/18	250,000	261,918
Juniper Networks Inc 3.125% due 02/26/19	50,000	50,868
NBCUniversal Media LLC 5.150% due 04/30/20	600,000	653,600
Omnicom Group Inc 6.250% due 07/15/19	150,000	162,556
Orange SA (France)
1.625% due 11/03/19	200,000	198,378
2.750% due 02/06/19	200,000	202,622
5.375% due 07/08/19	250,000	266,191
Rogers Communications Inc (Canada) 6.800% due 08/15/18	300,000	316,561
Telefonica Emisiones SAU (Spain)
5.134% due 04/27/20	350,000	377,696
5.877% due 07/15/19	200,000	214,996
Telefonos de Mexico SAB de CV (Mexico) 5.500% due 11/15/19	300,000	323,797
The Walt Disney Co
1.650% due 01/08/19	200,000	200,489
1.800% due 06/05/20	250,000	249,548
1.850% due 05/30/19	300,000	301,525
1.950% due 03/04/20	95,000	95,327
Thomson Reuters Corp (Canada) 6.500% due 07/15/18	300,000	314,146
Time Warner Cable LLC
5.000% due 02/01/20	600,000	640,423
6.750% due 07/01/18	400,000	418,592
8.250% due 04/01/19	350,000	386,275
8.750% due 02/14/19	200,000	220,072
Time Warner Inc 4.875% due 03/15/20	300,000	320,843
Verizon Communications Inc
1.375% due 08/15/19	350,000	347,088
2.550% due 06/17/19	200,000	202,758
3.650% due 09/14/18	550,000	562,366
Viacom Inc 5.625% due 09/15/19	200,000	213,629
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	470,000	500,518

		15,980,779

Consumer, Cyclical - 7.3%

American Honda Finance Corp
1.200% due 07/12/19	200,000	198,155
1.500% due 11/19/18	250,000	249,349
1.700% due 02/22/19	100,000	100,140
2.000% due 02/14/20	150,000	150,375
2.125% due 10/10/18	300,000	301,992
2.250% due 08/15/19	250,000	252,211
AutoZone Inc 1.625% due 04/21/19	200,000	198,861
Best Buy Co Inc 5.000% due 08/01/18	150,000	154,918
Costco Wholesale Corp
1.700% due 12/15/19	250,000	249,509
1.750% due 02/15/20	200,000	199,740
CVS Health Corp
1.900% due 07/20/18	250,000	250,716
2.250% due 12/05/18	350,000	352,289
2.250% due 08/12/19	400,000	402,630

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-1

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Delta Air Lines Inc 2.875% due 03/13/20	$295,000	$299,029
DR Horton Inc 3.750% due 03/01/19	150,000	153,503
Ford Motor Credit Co LLC
1.897% due 08/12/19	200,000	198,580
2.021% due 05/03/19	250,000	249,733
2.262% due 03/28/19	200,000	200,637
2.375% due 03/12/19	200,000	200,995
2.551% due 10/05/18	400,000	402,766
2.597% due 11/04/19	300,000	302,178
2.681% due 01/09/20	800,000	805,808
2.943% due 01/08/19	450,000	455,965
General Motors Co 3.500% due 10/02/18	300,000	305,368
General Motors Financial Co Inc
2.350% due 10/04/19	200,000	200,098
2.400% due 05/09/19	200,000	200,632
2.650% due 04/13/20	765,000	769,011
3.100% due 01/15/19	200,000	202,815
3.150% due 01/15/20	300,000	305,304
Lowe’s Cos Inc 1.150% due 04/15/19	200,000	197,947
Marriott International Inc 3.000% due 03/01/19	200,000	203,133
Mattel Inc 2.350% due 05/06/19	200,000	200,021
McDonald’s Corp
1.875% due 05/29/19	200,000	200,058
2.100% due 12/07/18	200,000	201,278
2.200% due 05/26/20	200,000	201,428
Newell Brands Inc 2.150% due 10/15/18	200,000	200,574
PACCAR Financial Corp 1.400% due 05/18/18	350,000	349,893
Target Corp 2.300% due 06/26/19	200,000	202,534
The Home Depot Inc
1.800% due 06/05/20	212,000	212,170
2.000% due 06/15/19	150,000	151,096
2.250% due 09/10/18	300,000	302,523
Toyota Motor Credit Corp
1.400% due 05/20/19	200,000	198,853
1.550% due 07/13/18	200,000	200,381
1.550% due 10/18/19	400,000	398,394
1.700% due 01/09/19	300,000	300,224
1.700% due 02/19/19	200,000	200,292
1.950% due 04/17/20	450,000	450,010
2.000% due 10/24/18	200,000	201,130
2.100% due 01/17/19	350,000	352,241
2.125% due 07/18/19	250,000	251,821
2.150% due 03/12/20	200,000	201,207
Wal-Mart Stores Inc 1.950% due 12/15/18	250,000	251,767
Walgreens Boots Alliance Inc 2.700% due 11/18/19	500,000	508,159
Whirlpool Corp 2.400% due 03/01/19	200,000	201,807

		14,652,248

Consumer, Non-Cyclical - 16.1%

Abbott Laboratories
2.000% due 09/15/18	100,000	100,227
2.000% due 03/15/20	450,000	449,196
2.350% due 11/22/19	500,000	504,073
5.125% due 04/01/19	200,000	210,689
AbbVie Inc
2.000% due 11/06/18	400,000	401,092
2.500% due 05/14/20	700,000	708,536

	Principal Amount	Value
Aetna Inc 2.200% due 03/15/19	$200,000	$201,252
Allergan Funding SCS 3.000% due 03/12/20	1,050,000	1,073,550
Altria Group Inc
2.625% due 01/14/20	200,000	203,159
9.250% due 08/06/19	200,000	229,670
9.700% due 11/10/18	200,000	220,768
Amgen Inc
1.900% due 05/10/19	200,000	200,285
2.125% due 05/01/20	200,000	200,416
2.200% due 05/22/19	200,000	201,319
2.200% due 05/11/20	350,000	351,911
5.700% due 02/01/19	200,000	212,098
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	1,260,000	1,263,345
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.200% due 08/01/18	200,000	201,272
5.000% due 04/15/20	400,000	431,588
5.375% due 01/15/20	700,000	758,346
6.875% due 11/15/19	250,000	277,880
7.750% due 01/15/19	200,000	217,677
Anthem Inc 7.000% due 02/15/19	450,000	484,396
AstraZeneca PLC (United Kingdom)
1.750% due 11/16/18	200,000	200,210
1.950% due 09/18/19	200,000	200,592
Baxalta Inc
2.000% due 06/22/18	100,000	100,186
2.875% due 06/23/20	83,000	84,377
Becton Dickinson & Co
2.133% due 06/06/19	200,000	200,405
2.404% due 06/05/20	105,000	105,297
2.675% due 12/15/19	450,000	455,800
Boston Scientific Corp
2.650% due 10/01/18	200,000	201,903
2.850% due 05/15/20	100,000	101,449
6.000% due 01/15/20	200,000	217,786
Bristol-Myers Squibb Co 1.600% due 02/27/19	250,000	249,824
Bunge Ltd Finance Corp 8.500% due 06/15/19	150,000	167,846
Campbell Soup Co 4.500% due 02/15/19	200,000	208,236
Cardinal Health Inc 1.948% due 06/14/19	415,000	415,625
Celgene Corp 2.125% due 08/15/18	400,000	401,664
Coca-Cola Femsa SAB de CV (Mexico) 2.375% due 11/26/18	200,000	201,139
Colgate-Palmolive Co 1.500% due 11/01/18	200,000	200,228
Constellation Brands Inc 3.875% due 11/15/19	70,000	72,759
Danaher Corp 1.650% due 09/15/18	145,000	144,996
Ecolab Inc 2.000% due 01/14/19	100,000	100,476
Edwards Lifesciences Corp 2.875% due 10/15/18	200,000	201,937
Eli Lilly & Co 1.950% due 03/15/19	200,000	200,942
Express Scripts Holding Co 2.250% due 06/15/19	350,000	351,340
General Mills Inc 2.200% due 10/21/19	350,000	352,506
Gilead Sciences Inc
1.850% due 09/04/18	245,000	245,625
2.350% due 02/01/20	250,000	252,463

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-2

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Humana Inc 7.200% due 06/15/18	$200,000	$210,130
Johnson & Johnson
1.125% due 03/01/19	95,000	94,527
1.650% due 12/05/18	200,000	200,536
5.150% due 07/15/18	200,000	207,478
Kellogg Co 3.250% due 05/21/18	150,000	152,183
Kimberly-Clark Corp
1.900% due 05/22/19	200,000	201,075
7.500% due 11/01/18	200,000	215,535
Kraft Heinz Foods Co
2.000% due 07/02/18	300,000	300,836
5.375% due 02/10/20	200,000	215,673
6.125% due 08/23/18	200,000	209,575
Laboratory Corp of America Holdings 2.500% due 11/01/18	250,000	252,075
McKesson Corp 2.284% due 03/15/19	400,000	402,474
Mead Johnson Nutrition Co 4.900% due 11/01/19	200,000	212,319
Medtronic Global Holdings SCA 1.700% due 03/28/19	750,000	750,693
Medtronic Inc 2.500% due 03/15/20	400,000	405,926
Merck & Co Inc 1.850% due 02/10/20	400,000	400,896
Merck Sharp & Dohme Corp 5.000% due 06/30/19	250,000	265,712
Molson Coors Brewing Co
1.450% due 07/15/19	80,000	79,068
1.900% due 03/15/19 ~	100,000	99,907
2.250% due 03/15/20 ~	100,000	100,059
Mondelez International Inc 5.375% due 02/10/20	200,000	215,819
Moody’s Corp 2.750% due 07/15/19	200,000	202,866
Mylan Inc 2.600% due 06/24/18	200,000	201,487
Mylan NV 2.500% due 06/07/19	305,000	307,592
Novartis Capital Corp (Switzerland)
1.800% due 02/14/20	280,000	280,283
4.400% due 04/24/20	200,000	213,726
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	600,000	631,904
PepsiCo Inc
1.350% due 10/04/19	110,000	109,070
1.550% due 05/02/19	300,000	299,991
1.850% due 04/30/20	200,000	199,940
2.250% due 01/07/19	300,000	302,982
4.500% due 01/15/20	250,000	265,899
Pfizer Inc
1.450% due 06/03/19	150,000	149,603
1.700% due 12/15/19	250,000	250,499
2.100% due 05/15/19	450,000	454,187
Philip Morris International Inc
1.375% due 02/25/19	200,000	198,745
1.625% due 02/21/19	150,000	149,570
1.875% due 01/15/19	200,000	200,355
2.000% due 02/21/20	485,000	486,187
Princeton University 4.950% due 03/01/19	150,000	158,100
Quest Diagnostics Inc 2.700% due 04/01/19	200,000	202,432
Reynolds American Inc
3.250% due 06/12/20	150,000	154,527
6.875% due 05/01/20	200,000	225,093
8.125% due 06/23/19	200,000	223,174

	Principal Amount	Value
S&P Global Inc 2.500% due 08/15/18	$100,000	$100,727
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	700,000	697,157
Stryker Corp
2.000% due 03/08/19	185,000	185,593
4.375% due 01/15/20	250,000	264,206
Sysco Corp 1.900% due 04/01/19	145,000	145,044
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	199,916
Teva Pharmaceutical Finance Netherlands III BV (Israel)
1.400% due 07/20/18	250,000	249,478
1.700% due 07/19/19	415,000	411,509
The Coca-Cola Co
1.375% due 05/30/19	350,000	348,803
1.650% due 11/01/18	150,000	150,402
The Estee Lauder Cos Inc 1.800% due 02/07/20	70,000	70,066
The JM Smucker Co 2.500% due 03/15/20	100,000	101,098
The Kroger Co
2.000% due 01/15/19	300,000	299,846
6.150% due 01/15/20	200,000	218,643
The Procter & Gamble Co
1.600% due 11/15/18	200,000	200,411
1.900% due 11/01/19	200,000	200,994
The Western Union Co 3.650% due 08/22/18	250,000	254,309
Thermo Fisher Scientific Inc 2.400% due 02/01/19	350,000	352,742
Tyson Foods Inc 2.650% due 08/15/19	200,000	202,630
Unilever Capital Corp (United Kingdom)
1.800% due 05/05/20	317,000	316,522
4.800% due 02/15/19	250,000	262,023
UnitedHealth Group Inc
1.625% due 03/15/19	200,000	199,379
1.700% due 02/15/19	300,000	299,878
1.900% due 07/16/18	250,000	250,960
Zimmer Biomet Holdings Inc 2.700% due 04/01/20	500,000	504,845

		32,286,245

Energy - 8.6%

Anadarko Petroleum Corp 8.700% due 03/15/19	200,000	220,678
Baker Hughes Inc 7.500% due 11/15/18	200,000	215,215
BP Capital Markets PLC (United Kingdom)
1.676% due 05/03/19	260,000	259,204
2.237% due 05/10/19	200,000	201,602
2.315% due 02/13/20	400,000	403,796
2.521% due 01/15/20	450,000	456,403
4.750% due 03/10/19	250,000	262,313
Buckeye Partners LP 2.650% due 11/15/18	200,000	201,132
Cenovus Energy Inc (Canada) 5.700% due 10/15/19	260,000	274,548
Chevron Corp
1.561% due 05/16/19	450,000	448,829
1.686% due 02/28/19	100,000	100,098
1.790% due 11/16/18	400,000	401,311
1.961% due 03/03/20	200,000	200,668
1.991% due 03/03/20	462,000	463,352
2.193% due 11/15/19	150,000	151,536
2.427% due 06/24/20	300,000	304,439
Columbia Pipeline Group Inc 3.300% due 06/01/20	250,000	256,307

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-3

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
ConocoPhillips Co 2.200% due 05/15/20	$650,000	$652,517
Enable Midstream Partners LP 2.400% due 05/15/19	250,000	249,142
Enbridge Energy Partners LP 5.200% due 03/15/20	200,000	212,211
Encana Corp (Canada) 6.500% due 05/15/19	200,000	213,416
Energy Transfer LP 9.000% due 04/15/19	400,000	445,028
EnLink Midstream Partners LP 2.700% due 04/01/19	150,000	149,740
Enterprise Products Operating LLC 6.500% due 01/31/19	350,000	373,483
EOG Resources Inc
5.625% due 06/01/19	200,000	213,396
6.875% due 10/01/18	200,000	211,642
EQT Corp 8.125% due 06/01/19	250,000	276,004
Exxon Mobil Corp
1.708% due 03/01/19	700,000	702,166
1.912% due 03/06/20	500,000	501,375
Halliburton Co 2.000% due 08/01/18	200,000	200,218
Husky Energy Inc (Canada) 7.250% due 12/15/19	150,000	166,765
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	650,000	654,690
Kinder Morgan Inc 3.050% due 12/01/19	300,000	305,397
Magellan Midstream Partners LP 6.550% due 07/15/19	150,000	162,758
Marathon Oil Corp 2.700% due 06/01/20	200,000	198,357
Marathon Petroleum Corp 2.700% due 12/14/18	150,000	151,199
Noble Energy Inc 8.250% due 03/01/19	200,000	219,483
ONEOK Partners LP 3.200% due 09/15/18	300,000	303,601
Pioneer Natural Resources Co 6.875% due 05/01/18	100,000	104,027
Plains All American Pipeline LP
5.750% due 01/15/20	200,000	215,173
6.500% due 05/01/18	250,000	258,968
Shell International Finance BV (Netherlands)
1.375% due 05/10/19	200,000	198,884
1.375% due 09/12/19	550,000	546,190
1.625% due 11/10/18	600,000	600,547
1.900% due 08/10/18	350,000	351,209
2.125% due 05/11/20	500,000	502,842
4.375% due 03/25/20	500,000	532,273
Spectra Energy Capital LLC 8.000% due 10/01/19	185,000	206,240
Total Capital International SA (France)
2.100% due 06/19/19	450,000	453,752
2.125% due 01/10/19	200,000	201,456
Total Capital SA (France) 4.450% due 06/24/20	300,000	321,347
TransCanada PipeLines Ltd (Canada)
3.125% due 01/15/19	50,000	50,895
6.500% due 08/15/18	57,000	59,883
7.125% due 01/15/19	350,000	376,826
Valero Energy Corp
6.125% due 02/01/20	150,000	164,539
9.375% due 03/15/19	200,000	223,910
Williams Partners LP 5.250% due 03/15/20	388,000	417,795

		17,170,775

	Principal Amount	Value
Financial - 40.2%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	$475,000	$488,124
Aflac Inc 2.400% due 03/16/20	200,000	202,178
Air Lease Corp
2.125% due 01/15/20	250,000	248,940
3.375% due 01/15/19	200,000	203,798
American Express Credit Corp
1.700% due 10/30/19	225,000	223,874
1.800% due 07/31/18	350,000	350,141
1.875% due 11/05/18	350,000	350,618
1.875% due 05/03/19	315,000	315,203
2.125% due 07/27/18	150,000	150,621
2.125% due 03/18/19	200,000	201,016
2.200% due 03/03/20	600,000	603,040
2.250% due 08/15/19	300,000	302,965
2.375% due 05/26/20	200,000	201,747
American International Group Inc 2.300% due 07/16/19	200,000	201,164
American Tower Corp REIT
2.800% due 06/01/20	250,000	253,550
3.400% due 02/15/19	150,000	153,199
Ameriprise Financial Inc 7.300% due 06/28/19	250,000	275,537
Ares Capital Corp 4.875% due 11/30/18	150,000	155,303
Australia & New Zealand Banking Group Ltd (Australia)
1.600% due 07/15/19	250,000	248,436
2.000% due 11/16/18	500,000	501,532
2.050% due 09/23/19	250,000	250,203
Bank of America Corp
2.250% due 04/21/20	450,000	450,454
2.600% due 01/15/19	500,000	504,912
2.650% due 04/01/19	1,250,000	1,265,634
7.625% due 06/01/19	400,000	441,494
Bank of America NA 2.050% due 12/07/18	750,000	753,655
Bank of Montreal (Canada)
1.350% due 08/28/18	100,000	99,643
1.500% due 07/18/19	250,000	247,736
1.800% due 07/31/18	200,000	200,337
2.100% due 12/12/19	300,000	300,762
2.100% due 06/15/20	400,000	399,716
2.375% due 01/25/19	200,000	201,848
Barclays PLC (United Kingdom)
2.750% due 11/08/19	750,000	757,375
2.875% due 06/08/20	350,000	353,992
BB&T Corp 2.450% due 01/15/20	200,000	202,293
Berkshire Hathaway Finance Corp
1.300% due 08/15/19	390,000	387,305
1.700% due 03/15/19	350,000	350,931
2.000% due 08/15/18	100,000	100,500
Berkshire Hathaway Inc
1.150% due 08/15/18	105,000	104,639
2.100% due 08/14/19	150,000	151,198
BlackRock Inc 5.000% due 12/10/19	200,000	214,829
BNP Paribas SA (France)
2.375% due 05/21/20	350,000	353,611
2.400% due 12/12/18	150,000	151,307
2.450% due 03/17/19	350,000	353,522
2.700% due 08/20/18	300,000	303,461
Boston Properties LP REIT 3.700% due 11/15/18	350,000	357,388
BPCE SA (France)
2.500% due 12/10/18	500,000	504,572
2.500% due 07/15/19	250,000	252,468

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-4

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Branch Banking & Trust Co
1.450% due 05/10/19	$850,000	$843,658
2.100% due 01/15/20	250,000	251,020
2.300% due 10/15/18	250,000	251,642
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	200,000	198,179
Capital One Bank USA NA 2.250% due 02/13/19	650,000	652,006
Capital One Financial Corp 2.500% due 05/12/20	400,000	401,971
Capital One NA
1.850% due 09/13/19	600,000	595,270
2.350% due 08/17/18	250,000	251,075
2.350% due 01/31/20	250,000	250,220
CBOE Holdings Inc 1.950% due 06/28/19	65,000	65,012
Chubb INA Holdings Inc 5.900% due 06/15/19	250,000	269,303
Citibank NA
2.000% due 03/20/19	500,000	502,003
2.100% due 06/12/20	500,000	500,393
Citigroup Inc
2.050% due 12/07/18	300,000	300,559
2.050% due 06/07/19	300,000	300,346
2.150% due 07/30/18	700,000	702,401
2.450% due 01/10/20	750,000	754,903
2.500% due 09/26/18	550,000	553,908
2.500% due 07/29/19	200,000	201,906
2.550% due 04/08/19	300,000	302,963
Citizens Bank NA
2.200% due 05/26/20	250,000	249,726
2.250% due 03/02/20	250,000	249,909
2.450% due 12/04/19	250,000	252,285
2.500% due 03/14/19	250,000	251,939
CNA Financial Corp 7.350% due 11/15/19	100,000	111,815
Commonwealth Bank of Australia (Australia)
1.750% due 11/02/18	250,000	250,256
2.050% due 03/15/19	250,000	250,331
2.300% due 09/06/19	250,000	251,705
2.300% due 03/12/20	250,000	250,953
2.500% due 09/20/18	350,000	353,094
Compass Bank 2.750% due 09/29/19	15,000	15,125
Cooperatieve Rabobank UA (Netherlands)
1.375% due 08/09/19	250,000	247,381
2.250% due 01/14/19	350,000	352,326
2.250% due 01/14/20	250,000	251,340
Credit Suisse AG (Switzerland)
2.300% due 05/28/19	550,000	553,793
5.300% due 08/13/19	200,000	213,695
5.400% due 01/14/20	400,000	429,766
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 2.750% due 03/26/20	400,000	403,380
Deutsche Bank AG (Germany)
2.500% due 02/13/19	300,000	301,244
2.850% due 05/10/19	500,000	505,575
Discover Bank 2.600% due 11/13/18	250,000	252,217
Fifth Third Bank
1.625% due 09/27/19	400,000	396,244
2.150% due 08/20/18	400,000	401,751
2.375% due 04/25/19	200,000	201,390
FS Investment Corp 4.250% due 01/15/20	90,000	91,869
Government Properties Income Trust REIT 3.750% due 08/15/19	116,000	116,965

	Principal Amount	Value
HCP Inc REIT 3.750% due 02/01/19	$200,000	$204,270
HSBC USA Inc
2.350% due 03/05/20	500,000	503,094
2.375% due 11/13/19	250,000	252,187
2.625% due 09/24/18	300,000	302,943
Intercontinental Exchange Inc 2.500% due 10/15/18	200,000	201,995
International Lease Finance Corp
6.250% due 05/15/19	150,000	160,965
7.125% due 09/01/18 ~	300,000	317,600
Intesa Sanpaolo SPA (Italy)
3.875% due 01/16/18	100,000	100,939
3.875% due 01/15/19	200,000	205,017
Jefferies Group LLC 8.500% due 07/15/19	200,000	223,975
JPMorgan Chase & Co
1.850% due 03/22/19	650,000	649,503
2.200% due 10/22/19	450,000	451,611
2.250% due 01/23/20	1,050,000	1,053,565
2.750% due 06/23/20	600,000	610,401
4.950% due 03/25/20	450,000	482,767
6.300% due 04/23/19	400,000	430,634
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	248,697
KeyBank NA
1.600% due 08/22/19	250,000	248,236
2.250% due 03/16/20	250,000	251,334
2.350% due 03/08/19	300,000	302,031
2.500% due 12/15/19	250,000	252,595
Kimco Realty Corp REIT 6.875% due 10/01/19	150,000	165,260
Lloyds Bank PLC (United Kingdom)
2.350% due 09/05/19	200,000	201,458
2.400% due 03/17/20	200,000	201,718
Manufacturers & Traders Trust Co
2.250% due 07/25/19	250,000	251,774
2.300% due 01/30/19	250,000	251,872
Marsh & McLennan Cos Inc 2.350% due 09/10/19	200,000	201,421
Mastercard Inc 2.000% due 04/01/19	200,000	201,654
MetLife Inc
6.817% due 08/15/18	250,000	264,011
7.717% due 02/15/19	200,000	218,512
Morgan Stanley
2.375% due 07/23/19	950,000	957,096
2.450% due 02/01/19	1,030,000	1,037,310
2.650% due 01/27/20	1,000,000	1,011,100
2.800% due 06/16/20	600,000	609,352
5.500% due 01/26/20	400,000	431,705
5.625% due 09/23/19	500,000	537,462
MUFG Union Bank NA
2.250% due 05/06/19	250,000	251,105
2.625% due 09/26/18	300,000	303,013
Nasdaq Inc 5.550% due 01/15/20	200,000	216,278
National Australia Bank Ltd (Australia)
1.375% due 07/12/19	250,000	247,153
2.000% due 01/14/19	250,000	250,565
2.125% due 05/22/20	250,000	250,171
2.250% due 01/10/20	250,000	250,842
2.300% due 07/25/18	250,000	251,496
National Bank of Canada (Canada)
2.100% due 12/14/18	250,000	251,214
2.150% due 06/12/20	250,000	249,568
National Rural Utilities Cooperative Finance Corp
1.650% due 02/08/19	100,000	99,800
2.000% due 01/27/20	200,000	200,608
10.375% due 11/01/18	400,000	444,944

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-5

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Nomura Holdings Inc (Japan)
2.750% due 03/19/19	$250,000	$252,615
6.700% due 03/04/20	300,000	332,491
PNC Bank NA
1.450% due 07/29/19	300,000	297,251
1.800% due 11/05/18	600,000	600,973
1.950% due 03/04/19	900,000	901,872
2.000% due 05/19/20	600,000	599,277
2.400% due 10/18/19	200,000	201,956
Protective Life Corp 7.375% due 10/15/19	150,000	167,110
Prudential Financial Inc 2.300% due 08/15/18	450,000	452,662
Realty Income Corp REIT 6.750% due 08/15/19	200,000	218,547
Regions Bank 2.250% due 09/14/18	250,000	251,089
Royal Bank of Canada (Canada)
1.500% due 07/29/19	450,000	446,697
1.625% due 04/15/19	650,000	647,387
1.800% due 07/30/18	250,000	250,364
2.000% due 12/10/18	300,000	301,114
2.125% due 03/02/20	500,000	501,020
2.200% due 07/27/18	300,000	301,927
Royal Bank of Scotland Group PLC (United Kingdom) 6.400% due 10/21/19	250,000	271,915
Santander Holdings USA Inc
2.650% due 04/17/20	250,000	249,509
2.700% due 05/24/19	400,000	403,144
Santander UK PLC (United Kingdom)
2.000% due 08/24/18	200,000	200,396
2.350% due 09/10/19	450,000	452,977
2.375% due 03/16/20	200,000	201,239
2.500% due 03/14/19	400,000	403,352
Senior Housing Properties Trust REIT 3.250% due 05/01/19	150,000	151,515
Simon Property Group LP REIT 2.200% due 02/01/19	300,000	301,959
Skandinaviska Enskilda Banken AB (Sweden)
1.500% due 09/13/19	250,000	247,265
2.300% due 03/11/20	250,000	251,007
Societe Generale SA (France) 2.625% due 10/01/18	250,000	252,631
Sumitomo Mitsui Banking Corp (Japan)
1.762% due 10/19/18	250,000	249,707
1.950% due 07/23/18	250,000	250,705
1.966% due 01/11/19	200,000	200,345
2.050% due 01/18/19	250,000	250,535
2.250% due 07/11/19	250,000	251,173
2.450% due 01/16/20	400,000	402,595
SunTrust Bank 2.250% due 01/31/20	200,000	200,969
SunTrust Banks Inc
2.350% due 11/01/18	200,000	201,260
2.500% due 05/01/19	200,000	201,968
Svenska Handelsbanken AB (Sweden)
1.500% due 09/06/19	250,000	247,591
2.250% due 06/17/19	200,000	201,214
2.500% due 01/25/19	250,000	252,675
Synchrony Financial
2.600% due 01/15/19	250,000	251,431
3.000% due 08/15/19	450,000	456,586
TD Ameritrade Holding Corp 5.600% due 12/01/19	200,000	216,257
The Bank of New York Mellon Corp
2.100% due 08/01/18	166,000	166,954
2.150% due 02/24/20	400,000	402,429
2.200% due 03/04/19	250,000	251,769
2.200% due 05/15/19	350,000	353,012
2.300% due 09/11/19	300,000	303,062

	Principal Amount	Value
The Bank of Nova Scotia (Canada)
1.650% due 06/14/19	$550,000	$547,939
1.950% due 01/15/19	250,000	250,575
2.050% due 10/30/18	250,000	251,118
The Goldman Sachs Group Inc
2.000% due 04/25/19	600,000	599,759
2.300% due 12/13/19	620,000	621,970
2.550% due 10/23/19	850,000	859,794
2.600% due 04/23/20	600,000	605,924
2.625% due 01/31/19	900,000	909,701
2.900% due 07/19/18	400,000	404,650
5.375% due 03/15/20	600,000	648,074
The Hartford Financial Services Group Inc 6.000% due 01/15/19	400,000	424,082
The Huntington National Bank
2.200% due 11/06/18	250,000	250,775
2.375% due 03/10/20	600,000	602,467
The Toronto-Dominion Bank (Canada)
1.450% due 09/06/18	300,000	299,474
1.450% due 08/13/19	250,000	247,902
1.750% due 07/23/18	100,000	100,181
1.950% due 01/22/19	300,000	301,348
2.125% due 07/02/19	450,000	452,354
2.250% due 11/05/19	350,000	352,732
2.625% due 09/10/18	250,000	252,803
The Travelers Cos Inc 5.900% due 06/02/19	132,000	141,725
UBS AG (Switzerland)
2.350% due 03/26/20	500,000	503,130
2.375% due 08/14/19	300,000	302,837
US Bank NA
1.400% due 04/26/19	750,000	745,602
2.000% due 01/24/20	250,000	251,151
2.125% due 10/28/19	400,000	403,124
Ventas Realty LP REIT 4.000% due 04/30/19	250,000	257,042
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	130,000	131,357
Vornado Realty LP REIT 2.500% due 06/30/19	150,000	151,261
Wells Fargo & Co
2.125% due 04/22/19	47,000	47,265
2.150% due 01/30/20	350,000	351,406
Wells Fargo Bank NA
1.750% due 05/24/19	600,000	599,025
1.800% due 11/28/18	250,000	250,565
2.150% due 12/06/19	1,150,000	1,155,787
Welltower Inc REIT 4.125% due 04/01/19	250,000	257,561
Westpac Banking Corp (Australia)
1.600% due 08/19/19	200,000	198,517
1.650% due 05/13/19	200,000	199,133
1.950% due 11/23/18	250,000	250,549
2.150% due 03/06/20	500,000	501,136
2.250% due 07/30/18	250,000	251,379
2.300% due 05/26/20	500,000	501,574
4.875% due 11/19/19	400,000	426,121

		80,548,771

Industrial - 6.0%

3M Co 1.625% due 06/15/19	250,000	250,470
Amphenol Corp 2.550% due 01/30/19	200,000	201,920
Boeing Capital Corp
2.900% due 08/15/18	250,000	253,627
4.700% due 10/27/19	200,000	213,455
Burlington Northern Santa Fe LLC 4.700% due 10/01/19	200,000	212,704
Canadian National Railway Co (Canada) 5.550% due 05/15/18	200,000	206,826

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-6

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Caterpillar Financial Services Corp
1.350% due 05/18/19	$600,000	$595,258
1.800% due 11/13/18	350,000	350,798
1.900% due 03/22/19	200,000	200,810
2.100% due 06/09/19	250,000	251,472
2.100% due 01/10/20	175,000	176,215
Deere & Co 4.375% due 10/16/19	200,000	211,231
Eaton Corp 6.950% due 03/20/19	200,000	216,273
Emerson Electric Co 5.250% due 10/15/18	200,000	208,764
FedEx Corp 8.000% due 01/15/19	200,000	218,109
GATX Corp 2.500% due 07/30/19	200,000	201,152
General Electric Co
2.200% due 01/09/20	400,000	403,736
6.000% due 08/07/19	800,000	869,710
Honeywell International Inc 1.400% due 10/30/19	250,000	248,401
Illinois Tool Works Inc 1.950% due 03/01/19	300,000	302,283
Ingersoll-Rand Global Holding Co Ltd 6.875% due 08/15/18	200,000	211,111
John Deere Capital Corp
1.650% due 10/15/18	100,000	100,068
1.750% due 08/10/18	200,000	200,464
1.950% due 12/13/18	350,000	351,835
1.950% due 06/22/20	210,000	210,642
2.200% due 03/13/20	400,000	403,481
2.250% due 04/17/19	350,000	353,489
Keysight Technologies Inc 3.300% due 10/30/19	150,000	152,879
L3 Technologies Inc 5.200% due 10/15/19	250,000	267,033
Lockheed Martin Corp
1.850% due 11/23/18	90,000	90,183
4.250% due 11/15/19	250,000	263,424
Masco Corp 7.125% due 03/15/20	7,000	7,882
Norfolk Southern Corp 5.900% due 06/15/19	250,000	269,147
Raytheon Co 4.400% due 02/15/20	200,000	212,732
Republic Services Inc
3.800% due 05/15/18	200,000	203,579
5.000% due 03/01/20	250,000	268,652
Rockwell Collins Inc 1.950% due 07/15/19	55,000	55,110
Roper Technologies Inc 2.050% due 10/01/18	400,000	400,916
Ryder System Inc
2.450% due 09/03/19	150,000	151,447
2.550% due 06/01/19	125,000	126,360
Stanley Black & Decker Inc
1.622% due 11/17/18	50,000	49,896
2.451% due 11/17/18	250,000	252,526
Tyco Electronics Group SA (Switzerland) 2.350% due 08/01/19	150,000	150,914
Union Pacific Corp 5.700% due 08/15/18	200,000	208,964
United Parcel Service Inc 5.125% due 04/01/19	400,000	422,976
United Technologies Corp
1.500% due 11/01/19	250,000	248,880
1.900% due 05/04/20	250,000	250,513
4.500% due 04/15/20	250,000	267,405

		11,945,722

	Principal Amount	Value
Technology - 6.4%

Adobe Systems Inc 4.750% due 02/01/20	$200,000	$214,602
Altera Corp 2.500% due 11/15/18	100,000	101,302
Apple Inc
1.100% due 08/02/19	150,000	148,449
1.550% due 02/08/19	250,000	249,994
1.550% due 02/07/20	250,000	248,846
1.700% due 02/22/19	235,000	235,710
1.800% due 05/11/20	550,000	550,124
1.900% due 02/07/20	250,000	250,774
2.100% due 05/06/19	400,000	403,874
Broadcom Corp 2.375% due 01/15/20 ~	700,000	701,398
CA Inc 5.375% due 12/01/19	200,000	210,099
Dell International LLC 3.480% due 06/01/19 ~	765,000	783,272
DXC Technology Co 2.875% due 03/27/20 ~	50,000	50,658
Fidelity National Information Services Inc 2.850% due 10/15/18	200,000	202,428
Fiserv Inc 2.700% due 06/01/20	250,000	253,167
Hewlett Packard Enterprise Co 2.850% due 10/05/18	550,000	554,889
Intel Corp 1.850% due 05/11/20	250,000	250,154
International Business Machines Corp
1.625% due 05/15/20	450,000	446,361
1.800% due 05/17/19	300,000	300,796
1.875% due 05/15/19	250,000	250,798
1.900% due 01/27/20	250,000	250,145
7.625% due 10/15/18	300,000	322,421
Maxim Integrated Products Inc 2.500% due 11/15/18	150,000	151,275
Microsoft Corp
1.100% due 08/08/19	610,000	602,982
1.300% due 11/03/18	335,000	334,332
1.625% due 12/06/18	200,000	200,452
1.850% due 02/06/20	350,000	351,000
1.850% due 02/12/20	500,000	501,074
4.200% due 06/01/19	200,000	209,890
Oracle Corp
2.250% due 10/08/19	500,000	506,349
2.375% due 01/15/19	265,000	268,119
5.000% due 07/08/19	450,000	479,485
Pitney Bowes Inc 6.250% due 03/15/19	250,000	266,358
QUALCOMM Inc
1.850% due 05/20/19	120,000	120,312
2.100% due 05/20/20	925,000	929,579
Seagate HDD Cayman 3.750% due 11/15/18	200,000	204,925
Texas Instruments Inc 1.750% due 05/01/20	350,000	348,690
Xerox Corp
2.750% due 03/15/19	100,000	100,220
6.350% due 05/15/18	200,000	207,482

		12,762,785

Utilities - 4.5%

Arizona Public Service Co 2.200% due 01/15/20	250,000	250,703
Black Hills Corp 2.500% due 01/11/19	170,000	170,977
CMS Energy Corp 8.750% due 06/15/19	250,000	280,955

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-7

PACIFIC SELECT FUND

PD 1-3 YEAR CORPORATE BOND PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Commonwealth Edison Co 2.150% due 01/15/19	$400,000	$402,064
Consolidated Edison Co of New York Inc 7.125% due 12/01/18	300,000	321,704
Consolidated Edison Inc 2.000% due 03/15/20	50,000	49,998
Consumers Energy Co 5.650% due 09/15/18	60,000	62,715
Dominion Energy Gas Holdings LLC 2.500% due 12/15/19	300,000	302,192
Dominion Energy Inc
1.600% due 08/15/19	300,000	297,625
1.875% due 01/15/19	100,000	99,822
DTE Energy Co 1.500% due 10/01/19	250,000	246,404
Duke Energy Ohio Inc 5.450% due 04/01/19	350,000	371,544
Edison International 2.125% due 04/15/20	100,000	100,170
Emera US Finance LP (Canada) 2.150% due 06/15/19	65,000	64,973
Entergy Louisiana LLC 6.500% due 09/01/18	200,000	210,007
Entergy Texas Inc 7.125% due 02/01/19	100,000	107,583
Georgia Power Co 2.000% due 03/30/20	150,000	149,588
Great Plains Energy Inc 2.500% due 03/09/20	208,000	210,061
MidAmerican Energy Co 2.400% due 03/15/19	350,000	353,746
NextEra Energy Capital Holdings Inc
2.300% due 04/01/19	50,000	50,253
6.000% due 03/01/19	350,000	372,417
NSTAR Electric Co 5.625% due 11/15/17	200,000	202,753
Oglethorpe Power Corp 6.100% due 03/15/19	200,000	212,869
Ohio Power Co 6.050% due 05/01/18	250,000	258,799
Oncor Electric Delivery Co LLC 6.800% due 09/01/18	200,000	211,287
Pacific Gas & Electric Co 5.625% due 11/30/17	200,000	203,297
PacifiCorp 5.650% due 07/15/18	250,000	260,109
PG&E Corp 2.400% due 03/01/19	30,000	30,160
Progress Energy Inc 4.875% due 12/01/19	200,000	211,936
Public Service Co of Colorado 5.125% due 06/01/19	343,000	363,584
Public Service Electric & Gas Co 2.300% due 09/15/18	200,000	201,640
Public Service Enterprise Group Inc 1.600% due 11/15/19	150,000	148,445

	Principal Amount	Value
Sempra Energy
1.625% due 10/07/19	$100,000	$99,146
9.800% due 02/15/19	300,000	336,610
Southern Power Co 1.950% due 12/15/19	200,000	199,382
The Cleveland Electric Illuminating Co 8.875% due 11/15/18	250,000	272,299
The Southern Co
1.550% due 07/01/18	125,000	124,704
1.850% due 07/01/19	140,000	139,531
2.150% due 09/01/19	250,000	250,248
2.450% due 09/01/18	300,000	302,066
2.750% due 06/15/20	150,000	152,010
Union Electric Co 6.700% due 02/01/19	200,000	214,637
Wisconsin Public Service Corp 1.650% due 12/04/18	100,000	99,820

		8,970,833

Total Corporate Bonds & Notes (Cost $198,635,210)		198,580,862

	Shares

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	2,941,982	2,941,982

Total Short-Term Investment (Cost $2,941,982)		2,941,982

TOTAL INVESTMENTS - 100.7% (Cost $201,577,192)		201,522,844

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,334,122)

NET ASSETS - 100.0%		$200,188,722

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	40.2%
Consumer, Non-Cyclical	16.1%
Energy	8.6%
Communications	8.0%
Consumer, Cyclical	7.3%
Technology	6.4%
Industrial	6.0%
Utilities	4.5%
Others (each less than 3.0%)	3.6%

	100.7%
Other Assets & Liabilities, Net	(0.7%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$198,580,862	$-	$198,580,862	$-
	Short-Term Investment	2,941,982	2,941,982	-	-

	Total	$201,522,844	$2,941,982	$198,580,862	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-8

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.1%

Basic Materials - 0.8%

Agrium Inc (Canada) 5.250% due 01/15/45	$145,000	$165,459
Air Products & Chemicals Inc 3.350% due 07/31/24	100,000	103,478
4.375% due 08/21/19	25,000	26,303
Airgas Inc (France) 3.050% due 08/01/20	100,000	102,510
Albemarle Corp 5.450% due 12/01/44	50,000	58,379
Barrick Gold Corp (Canada) 4.100% due 05/01/23	63,000	68,238
5.250% due 04/01/42	100,000	114,193
BHP Billiton Finance USA Ltd (Australia) 5.000% due 09/30/43	150,000	174,217
Celanese US Holdings LLC 4.625% due 11/15/22	30,000	32,349
5.875% due 06/15/21	30,000	33,679
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	100,000	104,680
Eastman Chemical Co 3.800% due 03/15/25	100,000	103,084
4.650% due 10/15/44	50,000	53,180
4.800% due 09/01/42	100,000	107,883
EI du Pont de Nemours & Co 4.150% due 02/15/43	100,000	102,363
4.625% due 01/15/20	150,000	159,217
5.750% due 03/15/19	200,000	212,632
Fibria Overseas Finance Ltd (Brazil) 5.500% due 01/17/27	50,000	51,170
FMC Corp 4.100% due 02/01/24	50,000	51,832
Georgia-Pacific LLC 8.875% due 05/15/31	100,000	153,761
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	258,680
HB Fuller Co 4.000% due 02/15/27	25,000	25,581
International Paper Co 4.750% due 02/15/22	125,000	136,324
6.000% due 11/15/41	200,000	245,034
7.500% due 08/15/21	40,000	47,447
LYB International Finance II BV 3.500% due 03/02/27	64,000	63,222
LyondellBasell Industries NV 4.625% due 02/26/55	75,000	73,905
6.000% due 11/15/21	200,000	226,126
Monsanto Co 1.850% due 11/15/18	100,000	99,976
3.375% due 07/15/24	100,000	101,613
4.400% due 07/15/44	100,000	102,247
Newmont Mining Corp 3.500% due 03/15/22	100,000	103,507
5.875% due 04/01/35	100,000	116,675
Nucor Corp 4.000% due 08/01/23	25,000	26,455
4.125% due 09/15/22	50,000	53,546
5.200% due 08/01/43	25,000	29,484
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	250,000	265,208
PPG Industries Inc 2.300% due 11/15/19	100,000	100,751
3.600% due 11/15/20	50,000	52,147
Praxair Inc 1.250% due 11/07/18	150,000	149,627
2.200% due 08/15/22	100,000	99,006

	Principal Amount	Value
Rio Tinto Finance USA Ltd (United Kingdom) 7.125% due 07/15/28	$50,000	$66,559
Rio Tinto Finance USA PLC (United Kingdom) 4.750% due 03/22/42	400,000	450,442
RPM International Inc 5.250% due 06/01/45	50,000	56,401
Southern Copper Corp (Peru) 5.250% due 11/08/42	150,000	150,155
7.500% due 07/27/35	50,000	62,354
The Dow Chemical Co 4.125% due 11/15/21	200,000	212,652
4.250% due 11/15/20	100,000	106,250
4.250% due 10/01/34	200,000	207,094
4.375% due 11/15/42	300,000	311,459
The Mosaic Co 5.450% due 11/15/33	163,000	172,593
The Sherwin-Williams Co 2.250% due 05/15/20	50,000	50,143
2.750% due 06/01/22	50,000	50,021
3.125% due 06/01/24	25,000	25,158
3.450% due 06/01/27	60,000	60,551
3.950% due 01/15/26 ~	150,000	155,074
4.000% due 12/15/42	50,000	48,240
4.500% due 06/01/47	29,000	30,558
7.250% due 06/15/19 ~	25,000	27,413
Vale Overseas Ltd (Brazil) 4.375% due 01/11/22	300,000	306,090
5.625% due 09/15/19	300,000	317,250
6.875% due 11/21/36	150,000	161,625
8.250% due 01/17/34	100,000	119,250

		7,502,500

Communications - 2.6%

21st Century Fox America Inc 3.375% due 11/15/26	200,000	199,939
4.500% due 02/15/21	100,000	107,240
5.400% due 10/01/43	100,000	115,504
6.400% due 12/15/35	50,000	63,616
6.650% due 11/15/37	150,000	198,717
6.900% due 03/01/19	150,000	161,830
6.900% due 08/15/39	150,000	198,867
Alibaba Group Holding Ltd (China) 3.125% due 11/28/21	200,000	204,345
3.600% due 11/28/24	200,000	206,328
Alphabet Inc 1.998% due 08/15/26	200,000	187,378
Amazon.com Inc 3.300% due 12/05/21	100,000	104,164
4.800% due 12/05/34	300,000	346,759
America Movil SAB de CV (Mexico) 5.000% due 10/16/19	250,000	267,032
6.125% due 03/30/40	250,000	305,297
6.375% due 03/01/35	125,000	155,203
AT&T Inc 2.450% due 06/30/20	200,000	201,125
2.625% due 12/01/22	125,000	122,649
3.000% due 02/15/22	100,000	100,542
3.000% due 06/30/22	95,000	95,273
3.200% due 03/01/22	35,000	35,461
3.400% due 05/15/25	300,000	295,458
3.800% due 03/15/22	100,000	103,603
3.800% due 03/01/24	50,000	51,304
3.950% due 01/15/25	45,000	45,939
4.125% due 02/17/26	300,000	308,152
4.250% due 03/01/27	100,000	103,589
4.300% due 12/15/42	393,000	366,805
4.350% due 06/15/45	177,000	165,146
4.450% due 05/15/21	250,000	266,559

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-9

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
4.500% due 05/15/35	$90,000	$88,905
4.500% due 03/09/48	400,000	378,606
4.550% due 03/09/49	100,000	94,487
4.750% due 05/15/46	265,000	261,227
5.000% due 03/01/21	100,000	108,267
5.150% due 03/15/42	200,000	205,210
5.200% due 03/15/20	35,000	37,630
5.250% due 03/01/37	50,000	53,490
5.350% due 09/01/40	161,000	171,259
5.450% due 03/01/47	50,000	54,101
5.700% due 03/01/57	50,000	55,378
5.800% due 02/15/19	200,000	212,249
6.000% due 08/15/40	50,000	56,707
6.375% due 03/01/41	50,000	58,647
6.550% due 02/15/39	100,000	121,787
Baidu Inc (China) 2.875% due 07/06/22 #	300,000	298,846
British Telecommunications PLC (United Kingdom) 2.350% due 02/14/19	250,000	251,489
9.125% due 12/15/30	50,000	76,202
CBS Corp 2.300% due 08/15/19	150,000	151,060
2.500% due 02/15/23 #	100,000	98,952
2.900% due 01/15/27	50,000	47,459
3.375% due 02/15/28 #	55,000	54,031
5.900% due 10/15/40	50,000	59,643
7.875% due 07/30/30	100,000	138,210
Charter Communications Operating LLC 3.579% due 07/23/20	255,000	263,676
3.750% due 02/15/28 # ~	100,000	98,749
4.464% due 07/23/22	100,000	106,652
4.908% due 07/23/25	150,000	162,326
6.384% due 10/23/35	70,000	83,290
6.484% due 10/23/45	165,000	198,981
6.834% due 10/23/55	50,000	61,260
Cisco Systems Inc 1.600% due 02/28/19	25,000	25,003
1.850% due 09/20/21	100,000	98,817
2.125% due 03/01/19	200,000	201,677
2.200% due 02/28/21	50,000	50,292
2.450% due 06/15/20	100,000	101,644
2.500% due 09/20/26	300,000	288,057
2.600% due 02/28/23	50,000	50,253
2.950% due 02/28/26	50,000	50,075
3.000% due 06/15/22	60,000	61,741
4.950% due 02/15/19	200,000	210,477
5.500% due 01/15/40	250,000	312,807
Comcast Corp 2.350% due 01/15/27	40,000	37,595
3.000% due 02/01/24	100,000	101,439
3.300% due 02/01/27	100,000	101,361
3.375% due 08/15/25	365,000	374,878
3.400% due 07/15/46	55,000	50,296
3.600% due 03/01/24	200,000	210,103
4.250% due 01/15/33	250,000	267,171
4.400% due 08/15/35	77,000	83,015
4.600% due 08/15/45	77,000	84,291
4.750% due 03/01/44	300,000	335,084
5.700% due 07/01/19	100,000	107,654
6.450% due 03/15/37	100,000	133,450
6.950% due 08/15/37	200,000	282,981
Deutsche Telekom International Finance BV (Germany) 8.750% due 06/15/30	185,000	275,003
Discovery Communications LLC 3.450% due 03/15/25	100,000	97,511
3.800% due 03/13/24	100,000	101,235
4.950% due 05/15/42	100,000	93,761

	Principal Amount	Value
eBay Inc 2.750% due 01/30/23	$50,000	$49,589
3.250% due 10/15/20	200,000	205,679
3.600% due 06/05/27	50,000	49,392
Expedia Inc 4.500% due 08/15/24	200,000	210,797
Grupo Televisa SAB (Mexico) 5.000% due 05/13/45	200,000	193,640
Motorola Solutions Inc 3.500% due 03/01/23	150,000	150,836
NBCUniversal Media LLC 2.875% due 01/15/23	75,000	76,215
4.375% due 04/01/21	100,000	107,835
6.400% due 04/30/40	125,000	168,288
Omnicom Group Inc 3.600% due 04/15/26	50,000	50,404
3.625% due 05/01/22	100,000	104,479
4.450% due 08/15/20	50,000	53,305
Orange SA (France) 1.625% due 11/03/19	100,000	99,189
2.750% due 02/06/19	100,000	101,311
5.375% due 01/13/42	150,000	176,296
9.000% due 03/01/31	50,000	75,808
Qwest Corp 6.750% due 12/01/21	100,000	110,716
RELX Capital Inc (United Kingdom) 8.625% due 01/15/19	50,000	54,714
Rogers Communications Inc (Canada) 4.500% due 03/15/43	25,000	25,968
5.000% due 03/15/44	100,000	114,794
6.800% due 08/15/18	100,000	105,520
Scripps Networks Interactive Inc 3.500% due 06/15/22	150,000	154,848
Telefonaktiebolaget LM Ericsson (Sweden) 4.125% due 05/15/22	100,000	101,982
Telefonica Emisiones SAU (Spain) 5.213% due 03/08/47	150,000	162,837
5.462% due 02/16/21	40,000	44,003
7.045% due 06/20/36	150,000	197,822
Telefonica Europe BV (Spain) 8.250% due 09/15/30	250,000	351,535
The Priceline Group Inc 3.600% due 06/01/26	50,000	50,712
The Walt Disney Co 0.875% due 07/12/19	20,000	19,709
1.850% due 07/30/26	430,000	391,926
2.350% due 12/01/22	100,000	100,281
2.750% due 08/16/21	50,000	51,123
3.000% due 07/30/46	225,000	197,577
Thomson Reuters Corp (Canada) 4.300% due 11/23/23	100,000	107,355
4.700% due 10/15/19	25,000	26,298
5.650% due 11/23/43	150,000	174,473
5.850% due 04/15/40	25,000	29,234
Time Warner Cable LLC 5.000% due 02/01/20	300,000	320,211
5.875% due 11/15/40	150,000	167,935
6.550% due 05/01/37	100,000	119,890
6.750% due 06/15/39	50,000	61,458
7.300% due 07/01/38	150,000	192,495
8.250% due 04/01/19	100,000	110,364
Time Warner Inc 2.950% due 07/15/26	40,000	37,814
4.700% due 01/15/21	50,000	53,739
4.750% due 03/29/21	100,000	107,776
6.100% due 07/15/40	50,000	60,198
6.200% due 03/15/40	50,000	59,981
6.250% due 03/29/41	350,000	429,532
6.500% due 11/15/36	100,000	123,534
7.625% due 04/15/31	100,000	136,727
7.700% due 05/01/32	150,000	209,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-10

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Verizon Communications Inc 2.946% due 03/15/22 ~	$204,000	$205,619
3.000% due 11/01/21	85,000	86,201
3.125% due 03/16/22	250,000	253,544
3.450% due 03/15/21	200,000	207,229
3.500% due 11/01/21	200,000	207,006
4.125% due 03/16/27	300,000	310,485
4.125% due 08/15/46	300,000	268,456
4.272% due 01/15/36	57,000	55,249
4.500% due 09/15/20	229,000	244,790
4.522% due 09/15/48	309,000	294,162
4.672% due 03/15/55	294,000	276,415
4.862% due 08/21/46	400,000	401,454
5.012% due 04/15/49 ~	300,000	304,608
5.150% due 09/15/23	1,050,000	1,167,729
5.250% due 03/16/37	133,000	143,580
5.500% due 03/16/47	75,000	82,410
Viacom Inc 3.125% due 06/15/22	100,000	100,283
3.875% due 04/01/24	100,000	101,976
4.375% due 03/15/43	70,000	62,532
5.625% due 09/15/19	25,000	26,704
6.875% due 04/30/36	100,000	117,288
Vodafone Group PLC (United Kingdom) 5.450% due 06/10/19	150,000	159,740
6.150% due 02/27/37	150,000	182,571
7.875% due 02/15/30	50,000	67,684
WPP Finance (United Kingdom) 3.625% due 09/07/22	100,000	103,905

		25,449,385

Consumer, Cyclical - 1.8%

American Airlines Pass-Through Trust ‘A’ 4.950% due 07/15/24	152,235	162,702
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	146,100	145,180
American Honda Finance Corp 1.700% due 09/09/21	100,000	98,022
2.000% due 02/14/20	50,000	50,125
2.125% due 10/10/18	100,000	100,664
2.450% due 09/24/20	150,000	152,090
2.900% due 02/16/24	250,000	253,398
AutoNation Inc 4.500% due 10/01/25	100,000	104,526
AutoZone Inc 3.750% due 06/01/27	100,000	100,432
4.000% due 11/15/20	50,000	52,420
Bed Bath & Beyond Inc 4.915% due 08/01/34	10,000	9,423
BorgWarner Inc 3.375% due 03/15/25	200,000	201,254
Cintas Corp No 2 2.900% due 04/01/22	50,000	50,831
3.700% due 04/01/27	50,000	51,671
Coach Inc 4.125% due 07/15/27	100,000	99,196
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	24,670	26,057
Costco Wholesale Corp 1.700% due 12/15/19	300,000	299,411
CVS Health Corp 2.125% due 06/01/21	400,000	395,454
2.250% due 08/12/19	150,000	150,986
2.800% due 07/20/20	200,000	203,748
2.875% due 06/01/26	100,000	97,107
3.875% due 07/20/25	200,000	208,317
5.125% due 07/20/45	105,000	121,007
5.300% due 12/05/43	200,000	231,648
Daimler Finance North America LLC (Germany) 8.500% due 01/18/31	50,000	75,245

	Principal Amount	Value
Darden Restaurants Inc 3.850% due 05/01/27	$130,000	$132,363
Delphi Automotive PLC 4.250% due 01/15/26	50,000	53,059
4.400% due 10/01/46	100,000	100,266
Delphi Corp (United Kingdom) 4.150% due 03/15/24	40,000	42,068
Delta Air Lines Inc 3.625% due 03/15/22	100,000	102,756
Dollar General Corp 3.250% due 04/15/23	50,000	50,985
3.875% due 04/15/27	50,000	51,310
4.150% due 11/01/25	25,000	26,435
DR Horton Inc 3.750% due 03/01/19	40,000	40,934
4.000% due 02/15/20	50,000	51,951
Ford Motor Co 4.750% due 01/15/43	300,000	291,005
5.291% due 12/08/46	100,000	103,152
7.450% due 07/16/31	150,000	190,117
Ford Motor Credit Co LLC 2.425% due 06/12/20	200,000	199,957
2.875% due 10/01/18	200,000	202,049
2.943% due 01/08/19	200,000	202,651
3.096% due 05/04/23	200,000	197,870
4.375% due 08/06/23	200,000	210,673
5.875% due 08/02/21	250,000	279,012
General Motors Co 6.250% due 10/02/43	100,000	111,584
6.600% due 04/01/36	250,000	290,748
6.750% due 04/01/46	25,000	29,789
General Motors Financial Co Inc 2.350% due 10/04/19	50,000	50,025
2.400% due 05/09/19	200,000	200,632
2.650% due 04/13/20	85,000	85,446
3.150% due 01/15/20	200,000	203,536
3.700% due 11/24/20	100,000	103,538
3.700% due 05/09/23	200,000	203,324
3.950% due 04/13/24	100,000	101,542
4.000% due 01/15/25	300,000	301,773
4.000% due 10/06/26	50,000	49,811
Hasbro Inc 3.150% due 05/15/21	50,000	51,097
Hyatt Hotels Corp 4.850% due 03/15/26	25,000	27,356
Kohl’s Corp 3.250% due 02/01/23	100,000	96,222
4.250% due 07/17/25	50,000	49,263
5.550% due 07/17/45	50,000	46,006
Lear Corp 5.250% due 01/15/25	65,000	68,820
Leggett & Platt Inc 3.800% due 11/15/24	50,000	51,488
Lowe’s Cos Inc 3.100% due 05/03/27	200,000	199,360
3.120% due 04/15/22	100,000	103,462
3.700% due 04/15/46	250,000	241,969
3.875% due 09/15/23	100,000	107,581
Macy’s Retail Holdings Inc 3.625% due 06/01/24	50,000	46,008
3.875% due 01/15/22	100,000	99,277
6.375% due 03/15/37	100,000	102,298
Magna International Inc (Canada) 4.150% due 10/01/25	25,000	26,605
Marriott International Inc 2.875% due 03/01/21	50,000	50,776
3.125% due 06/15/26	200,000	196,606
3.375% due 10/15/20	83,000	85,759
McDonald’s Corp 2.750% due 12/09/20	45,000	45,848
3.375% due 05/26/25	100,000	102,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-11

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
3.500% due 07/15/20	$50,000	$52,092
3.500% due 03/01/27	50,000	50,932
3.700% due 01/30/26	160,000	166,011
3.700% due 02/15/42	200,000	188,066
4.875% due 07/15/40	10,000	11,059
4.875% due 12/09/45	50,000	56,044
Newell Brands Inc 3.150% due 04/01/21	125,000	128,069
3.850% due 04/01/23	20,000	21,022
4.200% due 04/01/26	225,000	239,181
5.375% due 04/01/36	15,000	17,387
5.500% due 04/01/46	20,000	24,170
NIKE Inc 2.250% due 05/01/23	27,000	26,744
3.375% due 11/01/46	200,000	184,812
3.625% due 05/01/43	25,000	24,063
Nordstrom Inc 4.000% due 10/15/21	250,000	255,570
O’Reilly Automotive Inc 3.800% due 09/01/22	100,000	105,241
QVC Inc 3.125% due 04/01/19	100,000	101,154
5.450% due 08/15/34	100,000	95,571
Southwest Airlines Co 2.750% due 11/06/19	50,000	50,782
Starbucks Corp 2.100% due 02/04/21	60,000	60,400
2.450% due 06/15/26	50,000	48,286
4.300% due 06/15/45	35,000	38,551
Target Corp 2.500% due 04/15/26	225,000	213,579
2.900% due 01/15/22	100,000	102,730
3.625% due 04/15/46	25,000	23,422
7.000% due 01/15/38	100,000	141,535
The Home Depot Inc 2.000% due 06/15/19	150,000	151,096
2.000% due 04/01/21	50,000	49,882
2.125% due 09/15/26	300,000	280,835
2.700% due 04/01/23	100,000	101,521
3.000% due 04/01/26	25,000	25,164
3.350% due 09/15/25	45,000	46,781
3.500% due 09/15/56	55,000	50,075
4.200% due 04/01/43	300,000	319,731
4.400% due 04/01/21	100,000	107,828
5.875% due 12/16/36	75,000	97,993
Toyota Motor Credit Corp 1.700% due 01/09/19	100,000	100,075
1.900% due 04/08/21	100,000	99,022
2.000% due 10/24/18	400,000	402,260
2.600% due 01/11/22	100,000	101,108
2.625% due 01/10/23	100,000	100,813
3.200% due 01/11/27	100,000	101,509
4.250% due 01/11/21	100,000	106,978
United Airlines Pass-Through Trust ‘A’ 3.450% due 01/07/30	30,000	30,338
4.000% due 10/11/27	94,988	99,379
United Airlines Pass-Through Trust ‘AA’ 2.875% due 04/07/30	150,000	147,405
3.100% due 01/07/30	50,000	50,000
3.450% due 06/01/29	23,791	24,356
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	73,827	79,528
Wal-Mart Stores Inc 3.250% due 10/25/20	100,000	104,183
3.300% due 04/22/24	300,000	313,547
3.625% due 07/08/20	150,000	157,840
4.300% due 04/22/44	100,000	111,190
5.000% due 10/25/40	200,000	241,690
5.250% due 09/01/35	125,000	152,907
6.500% due 08/15/37	350,000	494,483

	Principal Amount	Value
Walgreen Co 3.100% due 09/15/22	$75,000	$76,588
Walgreens Boots Alliance Inc 3.450% due 06/01/26	30,000	29,997
3.800% due 11/18/24	200,000	208,061
4.650% due 06/01/46	20,000	21,047
4.800% due 11/18/44	165,000	176,503
WW Grainger Inc 3.750% due 05/15/46	50,000	47,924
4.600% due 06/15/45	20,000	21,853
Wyndham Worldwide Corp 4.150% due 04/01/24	60,000	61,701
4.500% due 04/01/27	70,000	72,309

		16,891,507

Consumer, Non-Cyclical - 4.3%

Abbott Laboratories 2.350% due 11/22/19	105,000	105,855
2.900% due 11/30/21	150,000	151,580
2.950% due 03/15/25	100,000	97,775
3.250% due 04/15/23	100,000	102,119
3.400% due 11/30/23	100,000	102,497
3.750% due 11/30/26	200,000	204,577
4.750% due 11/30/36	100,000	109,315
4.900% due 11/30/46	100,000	110,966
5.125% due 04/01/19	80,000	84,276
6.150% due 11/30/37	25,000	30,897
AbbVie Inc 2.000% due 11/06/18	150,000	150,409
2.300% due 05/14/21	100,000	99,834
2.500% due 05/14/20	150,000	151,829
2.850% due 05/14/23	50,000	49,949
3.200% due 11/06/22	70,000	71,873
3.200% due 05/14/26	100,000	99,018
3.600% due 05/14/25	175,000	178,823
4.300% due 05/14/36	50,000	51,104
4.400% due 11/06/42	125,000	128,720
4.450% due 05/14/46	100,000	103,788
4.500% due 05/14/35	160,000	169,436
4.700% due 05/14/45	50,000	53,415
Actavis Inc 3.250% due 10/01/22	100,000	102,277
4.625% due 10/01/42	100,000	104,792
Aetna Inc 2.750% due 11/15/22	125,000	125,574
2.800% due 06/15/23	25,000	24,987
3.500% due 11/15/24	100,000	103,326
4.125% due 11/15/42	100,000	102,355
Allergan Funding SCS 2.450% due 06/15/19	65,000	65,428
3.000% due 03/12/20	70,000	71,570
3.800% due 03/15/25	70,000	72,528
4.550% due 03/15/35	320,000	342,859
4.750% due 03/15/45	30,000	32,556
Allergan Inc 2.800% due 03/15/23	25,000	24,783
Altria Group Inc 4.500% due 05/02/43	100,000	106,851
4.750% due 05/05/21	200,000	218,237
9.250% due 08/06/19	250,000	287,087
AmerisourceBergen Corp 3.400% due 05/15/24	100,000	102,877
Amgen Inc 2.650% due 05/11/22	150,000	150,651
3.625% due 05/22/24	100,000	104,442
4.400% due 05/01/45	100,000	103,272
5.150% due 11/15/41	174,000	194,889
5.700% due 02/01/19	100,000	106,049
5.750% due 03/15/40	400,000	479,167
6.400% due 02/01/39	225,000	286,699

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-12

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Finance Inc (Belgium) 1.900% due 02/01/19	$295,000	$295,783
2.650% due 02/01/21	160,000	162,266
3.300% due 02/01/23	300,000	309,262
3.650% due 02/01/26	700,000	722,549
3.700% due 02/01/24	200,000	209,575
4.625% due 02/01/44	300,000	324,541
4.700% due 02/01/36	275,000	304,754
4.900% due 02/01/46	330,000	374,469
Anheuser-Busch InBev Worldwide Inc (Belgium) 2.500% due 07/15/22	100,000	99,964
3.750% due 07/15/42	100,000	97,310
4.375% due 02/15/21	200,000	214,461
4.950% due 01/15/42	300,000	340,336
5.375% due 01/15/20	200,000	216,670
7.750% due 01/15/19	100,000	108,839
Anthem Inc 2.250% due 08/15/19	200,000	201,038
3.300% due 01/15/23	75,000	76,579
4.625% due 05/15/42	100,000	108,512
4.650% due 01/15/43	50,000	54,166
Archer-Daniels-Midland Co 4.016% due 04/16/43	50,000	52,109
4.479% due 03/01/21	100,000	108,148
Ascension Health 3.945% due 11/15/46	55,000	55,937
AstraZeneca PLC (United Kingdom) 1.750% due 11/16/18	50,000	50,053
1.950% due 09/18/19	200,000	200,592
2.375% due 11/16/20	100,000	100,615
2.375% due 06/12/22	100,000	99,822
3.125% due 06/12/27	100,000	99,808
3.375% due 11/16/25	100,000	102,260
4.000% due 09/18/42	25,000	25,460
4.375% due 11/16/45	25,000	26,998
6.450% due 09/15/37	100,000	135,073
Automatic Data Processing Inc 2.250% due 09/15/20	50,000	50,660
3.375% due 09/15/25	25,000	26,011
Baxalta Inc 2.875% due 06/23/20	150,000	152,488
4.000% due 06/23/25	50,000	52,242
5.250% due 06/23/45	30,000	35,340
Becton Dickinson & Co 2.133% due 06/06/19	50,000	50,101
2.404% due 06/05/20	35,000	35,099
2.894% due 06/06/22	265,000	265,627
3.125% due 11/08/21	100,000	101,951
3.363% due 06/06/24	50,000	50,172
3.700% due 06/06/27	150,000	150,539
3.734% due 12/15/24	129,000	131,331
4.669% due 06/06/47	50,000	51,710
Bestfoods 7.250% due 12/15/26	200,000	267,976
Biogen Inc 5.200% due 09/15/45	300,000	344,035
Block Financial LLC 4.125% due 10/01/20	100,000	103,278
Boston Scientific Corp 2.650% due 10/01/18	100,000	100,951
3.375% due 05/15/22	300,000	309,136
Bristol-Myers Squibb Co 1.600% due 02/27/19	100,000	99,930
1.750% due 03/01/19	100,000	100,300
3.250% due 02/27/27	100,000	101,024
3.250% due 08/01/42	100,000	90,755
Brown-Forman Corp 4.500% due 07/15/45	40,000	43,842

	Principal Amount	Value
Bunge Ltd Finance Corp 3.250% due 08/15/26	$20,000	$19,149
8.500% due 06/15/19	10,000	11,190
Campbell Soup Co 2.500% due 08/02/22	100,000	100,061
Cardinal Health Inc 1.948% due 06/14/19	35,000	35,053
2.616% due 06/15/22	50,000	50,097
3.079% due 06/15/24	50,000	50,184
3.410% due 06/15/27	100,000	99,782
3.750% due 09/15/25	50,000	52,052
4.368% due 06/15/47	50,000	51,684
4.900% due 09/15/45	50,000	55,395
Catholic Health Initiatives 4.350% due 11/01/42	150,000	136,044
Celgene Corp 2.125% due 08/15/18	150,000	150,624
2.250% due 05/15/19	200,000	201,490
3.250% due 08/15/22	100,000	102,910
3.875% due 08/15/25	100,000	104,621
4.000% due 08/15/23	100,000	106,189
Church & Dwight Co Inc 2.450% due 12/15/19	50,000	50,491
Cigna Corp 4.500% due 03/15/21	100,000	106,782
Coca-Cola Femsa SAB de CV (Mexico) 3.875% due 11/26/23	150,000	157,506
Colgate-Palmolive Co 1.500% due 11/01/18	100,000	100,114
1.750% due 03/15/19	100,000	100,302
Conagra Brands Inc 3.200% due 01/25/23	79,000	79,714
Constellation Brands Inc 2.700% due 05/09/22	200,000	199,958
3.500% due 05/09/27	15,000	15,019
3.750% due 05/01/21	20,000	20,862
3.875% due 11/15/19	20,000	20,788
4.250% due 05/01/23	85,000	90,596
6.000% due 05/01/22	25,000	28,543
CR Bard Inc 3.000% due 05/15/26	50,000	50,261
Danaher Corp 1.650% due 09/15/18	35,000	34,999
3.350% due 09/15/25	30,000	31,293
4.375% due 09/15/45	30,000	32,911
Diageo Capital PLC (United Kingdom) 3.875% due 04/29/43	100,000	100,529
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	150,000	153,749
Dignity Health 5.267% due 11/01/64	100,000	102,771
Dr Pepper Snapple Group Inc 2.550% due 09/15/26	50,000	47,183
3.130% due 12/15/23	50,000	50,834
3.430% due 06/15/27	35,000	35,320
4.420% due 12/15/46	250,000	261,684
Ecolab Inc 4.350% due 12/08/21	100,000	108,847
Eli Lilly & Co 3.700% due 03/01/45	200,000	198,350
5.500% due 03/15/27	100,000	120,181
Equifax Inc 2.300% due 06/01/21	50,000	49,698
Express Scripts Holding Co 3.000% due 07/15/23	50,000	49,713
3.300% due 02/25/21	300,000	309,205
3.400% due 03/01/27	20,000	19,344
3.900% due 02/15/22	300,000	314,341
4.800% due 07/15/46	15,000	15,338

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-13

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
General Mills Inc 3.200% due 02/10/27	$100,000	$99,373
5.400% due 06/15/40	45,000	52,756
5.650% due 02/15/19	100,000	105,955
Gilead Sciences Inc
1.850% due 09/04/18	40,000	40,102
1.950% due 03/01/22	230,000	225,531
2.550% due 09/01/20	100,000	101,479
2.950% due 03/01/27	100,000	97,186
3.250% due 09/01/22	170,000	175,891
3.650% due 03/01/26	100,000	103,111
4.150% due 03/01/47	75,000	75,722
4.400% due 12/01/21	100,000	107,932
4.500% due 02/01/45	210,000	218,515
4.600% due 09/01/35	45,000	48,391
4.750% due 03/01/46	50,000	54,959
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	100,000	137,721
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	200,000	204,455
Hackensack Meridian Health Inc 4.500% due 07/01/57	100,000	106,243
Howard Hughes Medical Institute 3.500% due 09/01/23	75,000	79,270
Humana Inc 3.850% due 10/01/24	100,000	104,093
4.625% due 12/01/42	100,000	107,408
Ingredion Inc 3.200% due 10/01/26	100,000	98,627
Johnson & Johnson 1.125% due 03/01/19	30,000	29,851
1.650% due 12/05/18	150,000	150,402
1.650% due 03/01/21	50,000	49,529
2.050% due 03/01/23	50,000	49,527
2.250% due 03/03/22	150,000	150,879
2.450% due 12/05/21	150,000	152,633
2.450% due 03/01/26	50,000	48,817
2.950% due 03/03/27	150,000	151,996
3.550% due 03/01/36	25,000	25,852
3.625% due 03/03/37	132,000	138,488
3.700% due 03/01/46	25,000	25,790
3.750% due 03/03/47	50,000	52,029
4.850% due 05/15/41	50,000	60,484
5.950% due 08/15/37	100,000	134,944
Kaiser Foundation Hospitals 3.150% due 05/01/27	25,000	25,050
4.150% due 05/01/47	20,000	20,808
Kellogg Co 4.500% due 04/01/46	150,000	155,099
Kimberly-Clark Corp 3.050% due 08/15/25	50,000	50,558
6.625% due 08/01/37	100,000	139,916
7.500% due 11/01/18	50,000	53,884
Kraft Heinz Foods Co 2.800% due 07/02/20	400,000	406,234
3.000% due 06/01/26	80,000	76,690
3.500% due 06/06/22	200,000	207,293
4.375% due 06/01/46	115,000	112,531
6.500% due 02/09/40	175,000	219,886
Laboratory Corp of America Holdings 4.625% due 11/15/20	100,000	106,228
4.700% due 02/01/45	50,000	51,798
Life Technologies Corp 6.000% due 03/01/20	100,000	109,045
Massachusetts Institute of Technology 5.600% due 07/01/11	100,000	131,338
McKesson Corp 3.796% due 03/15/24	300,000	312,627

	Principal Amount	Value
Mead Johnson Nutrition Co 4.600% due 06/01/44	$200,000	$222,685
Medco Health Solutions Inc 4.125% due 09/15/20	50,000	52,397
Medtronic Global Holdings SCA 1.700% due 03/28/19	50,000	50,046
3.350% due 04/01/27	50,000	51,041
Medtronic Inc 2.500% due 03/15/20	55,000	55,815
2.750% due 04/01/23	50,000	50,120
3.150% due 03/15/22	125,000	129,425
3.500% due 03/15/25	380,000	395,826
4.375% due 03/15/35	365,000	402,361
4.450% due 03/15/20	25,000	26,617
4.500% due 03/15/42	100,000	108,314
4.625% due 03/15/45	80,000	90,385
Merck & Co Inc 2.400% due 09/15/22	100,000	100,727
2.750% due 02/10/25	200,000	199,394
3.600% due 09/15/42	300,000	294,243
4.150% due 05/18/43	100,000	106,966
6.500% due 12/01/33	50,000	67,041
6.550% due 09/15/37	50,000	69,192
Molson Coors Brewing Co 2.100% due 07/15/21	35,000	34,448
3.000% due 07/15/26	245,000	236,137
4.200% due 07/15/46	40,000	39,419
5.000% due 05/01/42	100,000	110,950
Moody’s Corp 2.750% due 12/15/21	50,000	50,466
4.875% due 02/15/24	50,000	55,124
Mylan NV 2.500% due 06/07/19	60,000	60,510
3.150% due 06/15/21	100,000	101,817
3.950% due 06/15/26	100,000	101,519
5.250% due 06/15/46	65,000	71,473
Novartis Capital Corp (Switzerland) 1.800% due 02/14/20	25,000	25,025
2.400% due 05/17/22	50,000	50,422
2.400% due 09/21/22	75,000	75,366
3.000% due 11/20/25	100,000	101,149
3.100% due 05/17/27	30,000	30,402
3.400% due 05/06/24	150,000	156,684
4.000% due 11/20/45	100,000	105,159
4.400% due 04/24/20	50,000	53,431
Novartis Securities Investment Ltd (Switzerland) 5.125% due 02/10/19	125,000	131,647
NYU Hospitals Center 4.368% due 07/01/47	25,000	26,219
Pepsi-Cola Metropolitan Bottling Co Inc 7.000% due 03/01/29	200,000	272,156
PepsiCo Inc 1.550% due 05/02/19	50,000	49,998
1.850% due 04/30/20	100,000	99,970
2.250% due 05/02/22	50,000	50,026
2.375% due 10/06/26	55,000	52,453
2.750% due 03/01/23	100,000	101,371
2.750% due 04/30/25	100,000	99,433
3.100% due 07/17/22	50,000	51,842
3.450% due 10/06/46	60,000	56,615
3.500% due 07/17/25	50,000	52,420
3.600% due 03/01/24	71,000	75,181
4.000% due 05/02/47	35,000	35,934
4.450% due 04/14/46	150,000	164,157
4.600% due 07/17/45	35,000	39,303
Pfizer Inc 2.200% due 12/15/21	50,000	50,121
3.000% due 12/15/26	100,000	100,413
3.400% due 05/15/24	550,000	575,259
4.125% due 12/15/46	265,000	282,227

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-14

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Philip Morris International Inc 1.875% due 01/15/19	$50,000	$50,089
2.000% due 02/21/20	35,000	35,086
2.125% due 05/10/23	25,000	24,210
2.625% due 02/18/22	25,000	25,183
3.250% due 11/10/24	125,000	127,391
3.375% due 08/11/25	50,000	51,279
4.250% due 11/10/44	30,000	31,002
4.500% due 03/20/42	200,000	213,517
6.375% due 05/16/38	100,000	132,297
President & Fellows of Harvard College 4.875% due 10/15/40	100,000	124,580
Princeton University 5.700% due 03/01/39	50,000	68,115
Quest Diagnostics Inc 2.500% due 03/30/20	300,000	302,108
4.750% due 01/30/20	15,000	15,979
Reynolds American Inc 4.450% due 06/12/25	200,000	215,057
6.150% due 09/15/43	300,000	376,434
S&P Global Inc 4.000% due 06/15/25	50,000	52,443
4.400% due 02/15/26	100,000	107,703
Sanofi (France) 4.000% due 03/29/21	200,000	212,817
Shire Acquisitions Investments Ireland DAC 1.900% due 09/23/19	200,000	199,188
2.400% due 09/23/21	250,000	247,306
3.200% due 09/23/26	250,000	244,972
Stryker Corp 4.100% due 04/01/43	100,000	100,137
4.375% due 05/15/44	300,000	304,600
Sysco Corp 2.500% due 07/15/21	35,000	35,125
2.600% due 10/01/20	50,000	50,653
2.600% due 06/12/22	100,000	100,557
3.250% due 07/15/27	50,000	49,295
3.750% due 10/01/25	25,000	25,964
4.500% due 04/01/46	25,000	26,475
4.850% due 10/01/45	15,000	16,711
Teva Pharmaceutical Finance IV LLC (Israel) 2.250% due 03/18/20	200,000	199,916
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.700% due 07/19/19	140,000	138,822
2.200% due 07/21/21	175,000	171,939
2.800% due 07/21/23	165,000	160,685
3.150% due 10/01/26	55,000	52,341
4.100% due 10/01/46	125,000	115,776
The Board of Trustees of The Leland Stanford Junior University 3.647% due 05/01/48	125,000	131,035
The Clorox Co 3.800% due 11/15/21	100,000	105,625
The Coca-Cola Co 1.375% due 05/30/19	150,000	149,487
1.875% due 10/27/20	50,000	49,925
2.500% due 04/01/23	200,000	200,598
2.550% due 06/01/26	100,000	97,079
2.875% due 10/27/25	50,000	50,350
3.150% due 11/15/20	200,000	207,883
3.300% due 09/01/21	100,000	104,676
The Estee Lauder Cos Inc 1.700% due 05/10/21	30,000	29,539
3.150% due 03/15/27	50,000	50,462
4.150% due 03/15/47	30,000	31,532
The George Washington University 4.300% due 09/15/44	50,000	53,291

	Principal Amount	Value
The Hershey Co 2.300% due 08/15/26	$50,000	$47,108
The JM Smucker Co 4.375% due 03/15/45	350,000	367,852
The Kroger Co 2.600% due 02/01/21	50,000	50,040
3.300% due 01/15/21	100,000	102,298
3.500% due 02/01/26	50,000	49,373
3.850% due 08/01/23	150,000	156,552
3.875% due 10/15/46	200,000	177,210
5.150% due 08/01/43	25,000	26,145
The Procter & Gamble Co 2.300% due 02/06/22	100,000	101,239
2.450% due 11/03/26	300,000	293,564
5.550% due 03/05/37	200,000	268,860
The WhiteWave Foods Co (France) 5.375% due 10/01/22	25,000	28,229
Thermo Fisher Scientific Inc 2.950% due 09/19/26	30,000	29,233
3.000% due 04/15/23	70,000	70,650
3.150% due 01/15/23	100,000	101,848
3.650% due 12/15/25	100,000	103,070
4.150% due 02/01/24	100,000	106,803
5.300% due 02/01/44	100,000	117,282
Tyson Foods Inc 4.500% due 06/15/22	300,000	325,574
Unilever Capital Corp (United Kingdom) 2.200% due 05/05/22	100,000	99,372
5.900% due 11/15/32	50,000	65,276
UnitedHealth Group Inc 1.625% due 03/15/19	250,000	249,224
1.900% due 07/16/18	60,000	60,231
2.700% due 07/15/20	30,000	30,678
3.450% due 01/15/27	150,000	154,434
3.750% due 07/15/25	75,000	79,083
4.200% due 01/15/47	125,000	132,399
4.625% due 11/15/41	300,000	331,656
4.750% due 07/15/45	50,000	57,657
6.875% due 02/15/38	250,000	356,166
University of Southern California 3.028% due 10/01/39	50,000	47,029
Verisk Analytics Inc 4.125% due 09/12/22	100,000	105,494
Whole Foods Market Inc 5.200% due 12/03/25	50,000	57,888
Wyeth LLC 5.950% due 04/01/37	50,000	64,831
6.500% due 02/01/34	100,000	132,022
Zimmer Biomet Holdings Inc 3.375% due 11/30/21	100,000	102,600
3.550% due 04/01/25	370,000	374,376
Zoetis Inc 3.250% due 02/01/23	300,000	307,802

		41,139,658

Energy - 2.8%

Anadarko Petroleum Corp 3.450% due 07/15/24	100,000	97,841
6.200% due 03/15/40	100,000	114,686
6.450% due 09/15/36	150,000	177,260
6.600% due 03/15/46	200,000	247,837
Apache Corp 3.250% due 04/15/22	200,000	203,107
4.750% due 04/15/43	50,000	50,395
5.100% due 09/01/40	100,000	102,636
5.250% due 02/01/42	25,000	26,330
6.000% due 01/15/37	25,000	29,043
Baker Hughes Inc 5.125% due 09/15/40	50,000	57,401
7.500% due 11/15/18	165,000	177,553

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-15

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Boardwalk Pipelines LP 4.950% due 12/15/24	$100,000	$106,107
BP Capital Markets PLC (United Kingdom) 1.676% due 05/03/19	20,000	19,939
2.112% due 09/16/21	200,000	198,327
2.237% due 05/10/19	200,000	201,602
2.315% due 02/13/20	100,000	100,949
2.750% due 05/10/23	250,000	249,115
3.119% due 05/04/26	25,000	24,809
3.224% due 04/14/24	100,000	101,052
3.561% due 11/01/21	100,000	104,722
3.588% due 04/14/27	100,000	101,598
3.723% due 11/28/28	400,000	411,855
Buckeye Partners LP 2.650% due 11/15/18	100,000	100,566
3.950% due 12/01/26	20,000	19,837
Burlington Resources Finance Co 7.400% due 12/01/31	100,000	135,551
Canadian Natural Resources Ltd (Canada) 2.950% due 01/15/23	50,000	49,658
3.800% due 04/15/24	43,000	43,584
3.850% due 06/01/27	50,000	49,814
4.950% due 06/01/47	25,000	25,506
6.750% due 02/01/39	90,000	107,681
Cenovus Energy Inc (Canada) 3.000% due 08/15/22	45,000	43,072
4.250% due 04/15/27 ~	100,000	95,460
4.450% due 09/15/42	100,000	81,799
5.250% due 06/15/37 ~	35,000	32,820
5.400% due 06/15/47 ~	50,000	46,895
5.700% due 10/15/19	65,000	68,637
Chevron Corp 1.561% due 05/16/19	100,000	99,740
1.790% due 11/16/18	50,000	50,164
2.100% due 05/16/21	100,000	99,744
2.355% due 12/05/22	250,000	249,002
2.419% due 11/17/20	50,000	50,639
2.566% due 05/16/23	100,000	100,235
2.954% due 05/16/26	100,000	99,377
3.191% due 06/24/23	200,000	207,131
3.326% due 11/17/25	50,000	51,304
4.950% due 03/03/19	50,000	52,674
Cimarex Energy Co 3.900% due 05/15/27	155,000	156,175
CNOOC Finance Ltd (China) 3.000% due 05/09/23	200,000	198,109
ConocoPhillips 5.750% due 02/01/19	37,000	39,179
6.500% due 02/01/39	250,000	331,364
ConocoPhillips Co 3.350% due 11/15/24	350,000	357,037
4.200% due 03/15/21	50,000	53,052
4.950% due 03/15/26	50,000	55,788
ConocoPhillips Holding Co 6.950% due 04/15/29	100,000	128,545
Devon Energy Corp 5.000% due 06/15/45	105,000	107,500
5.850% due 12/15/25	50,000	56,918
Devon Financing Co LLC 7.875% due 09/30/31	150,000	195,127
Ecopetrol SA (Colombia) 5.375% due 06/26/26	85,000	88,613
5.875% due 09/18/23	50,000	54,800
5.875% due 05/28/45	200,000	184,600
7.625% due 07/23/19	100,000	110,750
Enable Midstream Partners LP 2.400% due 05/15/19	100,000	99,657
4.400% due 03/15/27	200,000	201,126
Enbridge Energy Partners LP 5.200% due 03/15/20	15,000	15,916
7.500% due 04/15/38	50,000	62,954

	Principal Amount	Value
Enbridge Inc (Canada) 2.900% due 07/15/22 #	$100,000	$99,898
3.700% due 07/15/27 #	100,000	100,145
4.500% due 06/10/44	150,000	147,563
Encana Corp (Canada) 3.900% due 11/15/21	200,000	204,030
Energy Transfer LP 3.600% due 02/01/23	400,000	403,018
4.050% due 03/15/25	100,000	100,570
4.200% due 04/15/27	100,000	99,802
4.900% due 02/01/24	100,000	105,674
5.300% due 04/15/47	100,000	99,432
5.950% due 10/01/43	100,000	106,422
6.125% due 12/15/45	200,000	219,404
6.500% due 02/01/42	100,000	112,187
9.000% due 04/15/19	50,000	55,629
EnLink Midstream Partners LP 4.850% due 07/15/26	30,000	31,271
5.450% due 06/01/47	150,000	150,308
Enterprise Products Operating LLC 4.450% due 02/15/43	300,000	299,666
4.850% due 03/15/44	300,000	319,645
6.125% due 10/15/39	115,000	138,466
6.500% due 01/31/19	100,000	106,709
6.875% due 03/01/33	150,000	190,763
EOG Resources Inc 3.150% due 04/01/25	350,000	344,821
5.625% due 06/01/19	100,000	106,698
EQT Corp 8.125% due 06/01/19	25,000	27,600
EQT Midstream Partners LP 4.125% due 12/01/26	35,000	35,386
Exxon Mobil Corp 1.708% due 03/01/19	100,000	100,309
2.222% due 03/01/21	40,000	40,279
2.709% due 03/06/25	300,000	298,212
3.043% due 03/01/26	100,000	100,978
3.176% due 03/15/24	200,000	205,538
4.114% due 03/01/46	65,000	68,846
Halliburton Co 3.250% due 11/15/21	100,000	102,608
3.800% due 11/15/25	45,000	46,202
4.850% due 11/15/35	50,000	53,675
5.000% due 11/15/45	42,000	44,920
7.450% due 09/15/39	25,000	34,127
Hess Corp 4.300% due 04/01/27	50,000	48,940
5.600% due 02/15/41	50,000	49,369
5.800% due 04/01/47	50,000	50,657
7.125% due 03/15/33	50,000	56,670
Husky Energy Inc (Canada) 3.950% due 04/15/22	100,000	103,465
Kinder Morgan Energy Partners LP 3.950% due 09/01/22	100,000	103,423
4.150% due 02/01/24	100,000	102,845
5.300% due 09/15/20	50,000	53,861
5.400% due 09/01/44	250,000	253,352
6.950% due 01/15/38	200,000	239,808
Kinder Morgan Inc 3.050% due 12/01/19	100,000	101,799
5.300% due 12/01/34	70,000	72,349
6.500% due 09/15/20	300,000	333,392
Magellan Midstream Partners LP 4.250% due 09/15/46	70,000	68,733
5.000% due 03/01/26	50,000	55,241
Marathon Oil Corp 2.800% due 11/01/22	100,000	95,980
3.850% due 06/01/25	50,000	48,892
5.200% due 06/01/45	50,000	48,172

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-16

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Marathon Petroleum Corp 2.700% due 12/14/18	$50,000	$50,400
3.400% due 12/15/20	50,000	51,469
6.500% due 03/01/41	100,000	115,991
MPLX LP 4.875% due 12/01/24	250,000	266,966
Nabors Industries Inc 4.625% due 09/15/21	150,000	143,220
National Oilwell Varco Inc 2.600% due 12/01/22	100,000	96,798
3.950% due 12/01/42	100,000	83,227
Nexen Energy ULC (China) 6.200% due 07/30/19	50,000	53,615
7.500% due 07/30/39	300,000	434,060
Noble Energy Inc 4.150% due 12/15/21	100,000	105,460
5.050% due 11/15/44	150,000	154,826
Occidental Petroleum Corp 2.700% due 02/15/23	200,000	200,091
4.100% due 02/01/21	100,000	106,568
4.100% due 02/15/47	50,000	49,997
ONEOK Partners LP 3.375% due 10/01/22	100,000	101,019
8.625% due 03/01/19	150,000	165,075
Petro-Canada (Canada) 6.800% due 05/15/38	200,000	261,740
Petroleos Mexicanos (Mexico) 3.500% due 07/18/18	100,000	101,460
4.250% due 01/15/25	200,000	195,000
4.500% due 01/23/26	250,000	243,632
4.875% due 01/24/22	100,000	103,100
5.500% due 02/04/19	60,000	62,790
5.500% due 01/21/21	100,000	105,025
5.625% due 01/23/46	150,000	133,537
6.375% due 02/04/21	100,000	108,480
6.500% due 03/13/27 ~	400,000	430,200
6.500% due 06/02/41	400,000	399,200
6.625% due 06/15/35	200,000	207,750
6.875% due 08/04/26	100,000	111,050
8.000% due 05/03/19	200,000	219,250
Phillips 66 4.300% due 04/01/22	100,000	107,258
4.650% due 11/15/34	200,000	211,353
Phillips 66 Partners LP 3.550% due 10/01/26	50,000	48,665
4.900% due 10/01/46	25,000	24,784
Pioneer Natural Resources Co 3.950% due 07/15/22	100,000	104,889
4.450% due 01/15/26	50,000	52,760
Plains All American Pipeline LP 4.500% due 12/15/26	150,000	152,001
4.650% due 10/15/25	100,000	102,679
4.700% due 06/15/44	50,000	45,803
5.000% due 02/01/21	50,000	53,446
Sabine Pass Liquefaction LLC 4.200% due 03/15/28 ~	200,000	202,501
5.625% due 02/01/21	210,000	228,778
5.625% due 03/01/25	165,000	182,470
5.750% due 05/15/24	165,000	183,998
Schlumberger Investment SA 3.650% due 12/01/23	42,000	44,178
Shell International Finance BV (Netherlands) 1.375% due 05/10/19	100,000	99,442
1.375% due 09/12/19	50,000	49,654
1.750% due 09/12/21	50,000	49,088
1.875% due 05/10/21	100,000	98,819
1.900% due 08/10/18	150,000	150,518
2.125% due 05/11/20	100,000	100,568
2.375% due 08/21/22	100,000	99,483

	Principal Amount	Value
2.500% due 09/12/26	$50,000	$47,867
2.875% due 05/10/26	100,000	98,801
3.250% due 05/11/25	100,000	102,112
3.625% due 08/21/42	100,000	93,907
3.750% due 09/12/46	50,000	47,511
4.000% due 05/10/46	100,000	99,195
4.125% due 05/11/35	263,000	274,657
4.300% due 09/22/19	100,000	105,315
4.550% due 08/12/43	550,000	590,712
Southern Natural Gas Co LLC 4.400% due 06/15/21	100,000	105,927
Spectra Energy Capital LLC 3.300% due 03/15/23	100,000	100,486
Spectra Energy Partners LP 2.950% due 09/25/18	189,000	191,184
3.375% due 10/15/26	20,000	19,590
Statoil ASA (Norway) 2.450% due 01/17/23	100,000	99,129
2.900% due 11/08/20	90,000	92,200
3.150% due 01/23/22	100,000	102,841
3.700% due 03/01/24	200,000	210,285
3.950% due 05/15/43	300,000	294,719
5.250% due 04/15/19	100,000	105,908
Sunoco Logistics Partners Operations LP 3.450% due 01/15/23	100,000	100,466
3.900% due 07/15/26	100,000	98,314
TC PipeLines LP 3.900% due 05/25/27	20,000	19,999
Tesoro Corp 4.750% due 12/15/23 ~	50,000	54,095
5.125% due 12/15/26 ~	50,000	54,630
Total Capital International SA (France) 3.700% due 01/15/24	200,000	210,614
Total Capital SA (France) 2.125% due 08/10/18	100,000	100,623
4.125% due 01/28/21	100,000	106,545
4.450% due 06/24/20	200,000	214,231
TransCanada PipeLines Ltd (Canada) 2.500% due 08/01/22	100,000	99,936
3.750% due 10/16/23	100,000	104,987
7.125% due 01/15/19	100,000	107,665
7.250% due 08/15/38	300,000	418,731
7.625% due 01/15/39	50,000	73,240
Transcontinental Gas Pipe Line Co LLC 4.450% due 08/01/42	150,000	149,310
Valero Energy Corp 6.125% due 02/01/20	50,000	54,846
6.625% due 06/15/37	150,000	185,086
Valero Energy Partners LP 4.375% due 12/15/26	65,000	66,574
Western Gas Partners LP 5.375% due 06/01/21	200,000	214,866
Williams Partners LP 3.600% due 03/15/22	100,000	102,261
3.750% due 06/15/27	50,000	49,598
4.000% due 11/15/21	100,000	104,137
4.000% due 09/15/25	300,000	306,067
5.100% due 09/15/45	100,000	104,127
6.300% due 04/15/40	20,000	23,279
XTO Energy Inc 6.500% due 12/15/18	100,000	106,871

		27,217,588

Financial - 10.4%

AerCap Ireland Capital DAC (Netherlands) 3.750% due 05/15/19	150,000	154,145
3.950% due 02/01/22	175,000	182,375
4.500% due 05/15/21	150,000	159,275
4.625% due 10/30/20	150,000	159,525

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-17

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Affiliated Managers Group Inc 3.500% due 08/01/25	$50,000	$49,943
Aflac Inc 3.625% due 06/15/23	200,000	210,345
4.000% due 02/15/22	100,000	106,881
African Development Bank (Multi-National) 1.125% due 09/20/19	300,000	296,962
1.375% due 02/12/20	200,000	198,586
Air Lease Corp 2.625% due 09/04/18	150,000	151,161
2.625% due 07/01/22	50,000	49,568
3.375% due 01/15/19	100,000	101,899
Alexandria Real Estate Equities Inc REIT 3.950% due 01/15/27	25,000	25,514
4.500% due 07/30/29	20,000	21,252
Alleghany Corp 4.950% due 06/27/22	100,000	109,662
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	100,000	104,672
American Express Co 2.650% due 12/02/22	150,000	150,342
4.050% due 12/03/42	125,000	128,677
American Express Credit Corp 1.800% due 07/31/18	100,000	100,040
1.875% due 11/05/18	80,000	80,141
1.875% due 05/03/19	60,000	60,039
2.125% due 07/27/18	250,000	251,035
2.125% due 03/18/19	100,000	100,508
2.375% due 05/26/20	100,000	100,873
3.300% due 05/03/27	65,000	64,886
American Financial Group Inc 4.500% due 06/15/47	50,000	51,164
American International Group Inc 3.750% due 07/10/25	35,000	35,713
3.875% due 01/15/35	100,000	97,346
3.900% due 04/01/26	300,000	307,489
4.375% due 01/15/55	100,000	96,809
4.700% due 07/10/35	50,000	53,357
4.800% due 07/10/45	50,000	53,646
American Tower Corp REIT 3.375% due 10/15/26	100,000	98,042
3.450% due 09/15/21	200,000	206,429
4.700% due 03/15/22	200,000	216,874
Ameriprise Financial Inc 4.000% due 10/15/23	100,000	106,917
7.300% due 06/28/19	20,000	22,043
Aon Corp 5.000% due 09/30/20	50,000	53,878
Arch Capital Group US Inc 5.144% due 11/01/43	200,000	226,851
Ares Capital Corp 3.625% due 01/19/22	50,000	50,625
3.875% due 01/15/20	30,000	30,604
Asian Development Bank (Multi-National) 1.000% due 08/16/19	300,000	296,584
1.375% due 01/15/19	250,000	249,682
1.375% due 03/23/20	200,000	198,649
1.750% due 01/10/20	200,000	200,643
1.750% due 06/08/21	100,000	99,534
1.750% due 08/14/26	250,000	236,728
1.875% due 10/23/18	100,000	100,589
2.000% due 02/16/22	300,000	300,071
2.000% due 01/22/25	300,000	293,120
2.625% due 01/12/27	200,000	203,521
Australia & New Zealand Banking Group Ltd (Australia) 2.625% due 05/19/22	250,000	250,461
AvalonBay Communities Inc REIT 2.950% due 09/15/22	35,000	35,449
3.350% due 05/15/27	25,000	25,109

	Principal Amount	Value
3.625% due 10/01/20	$100,000	$103,685
4.150% due 07/01/47	50,000	50,740
AXA SA (France) 8.600% due 12/15/30	75,000	105,938
AXIS Specialty Finance LLC 5.875% due 06/01/20	50,000	54,609
Banco Santander SA (Spain) 3.500% due 04/11/22	300,000	307,345
Bank of America Corp 2.250% due 04/21/20	150,000	150,151
2.503% due 10/21/22	150,000	148,246
2.600% due 01/15/19	200,000	201,965
2.625% due 04/19/21	150,000	150,786
2.650% due 04/01/19	67,000	67,838
3.248% due 10/21/27	150,000	145,280
3.300% due 01/11/23	350,000	357,118
3.500% due 04/19/26	150,000	150,809
3.824% due 01/20/28 §	300,000	305,606
3.875% due 08/01/25	100,000	103,568
3.950% due 04/21/25	200,000	202,869
4.100% due 07/24/23	300,000	317,969
4.183% due 11/25/27	100,000	101,916
4.200% due 08/26/24	285,000	295,946
4.450% due 03/03/26	85,000	88,631
4.750% due 04/21/45	85,000	91,775
4.875% due 04/01/44	200,000	225,099
5.000% due 01/21/44	200,000	228,682
5.625% due 07/01/20	200,000	219,096
5.700% due 01/24/22	150,000	169,649
6.110% due 01/29/37	250,000	307,254
7.625% due 06/01/19	150,000	165,560
7.750% due 05/14/38	200,000	288,796
Bank of Montreal (Canada) 1.350% due 08/28/18	50,000	49,822
1.500% due 07/18/19	75,000	74,321
1.900% due 08/27/21	100,000	98,194
2.100% due 06/15/20	200,000	199,858
Barclays Bank PLC (United Kingdom) 5.140% due 10/14/20	250,000	267,751
Barclays PLC (United Kingdom) 2.750% due 11/08/19	200,000	201,967
2.875% due 06/08/20	250,000	252,851
4.337% due 01/10/28	300,000	309,451
4.375% due 01/12/26	200,000	208,213
BB&T Corp 2.450% due 01/15/20	100,000	101,146
2.625% due 06/29/20	50,000	50,866
3.950% due 03/22/22	200,000	211,672
Berkshire Hathaway Finance Corp 1.700% due 03/15/19	60,000	60,160
4.300% due 05/15/43	200,000	214,331
5.750% due 01/15/40	25,000	32,201
Berkshire Hathaway Inc 2.200% due 03/15/21	35,000	35,284
3.000% due 02/11/23	50,000	51,273
3.125% due 03/15/26	35,000	35,436
3.400% due 01/31/22	100,000	105,389
BlackRock Inc 3.200% due 03/15/27	56,000	56,758
5.000% due 12/10/19	700,000	751,901
BNP Paribas SA (France) 2.400% due 12/12/18	150,000	151,307
2.450% due 03/17/19	100,000	101,006
5.000% due 01/15/21	200,000	218,755
Boston Properties LP REIT 3.700% due 11/15/18	200,000	204,222
4.125% due 05/15/21	100,000	105,533
BPCE SA (France) 2.500% due 07/15/19	250,000	252,468
Branch Banking & Trust Co 1.450% due 05/10/19	300,000	297,762

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-18

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Brighthouse Financial Inc 3.700% due 06/22/27 ~	$100,000	$98,669
4.700% due 06/22/47 ~	50,000	49,352
Brixmor Operating Partnership LP REIT 3.250% due 09/15/23	100,000	97,865
4.125% due 06/15/26	50,000	49,807
Brookfield Finance LLC (Canada) 4.000% due 04/01/24	50,000	51,350
Canadian Imperial Bank of Commerce (Canada) 1.600% due 09/06/19	100,000	99,090
Capital One Financial Corp 2.500% due 05/12/20	49,000	49,241
3.200% due 02/05/25	200,000	196,116
3.750% due 07/28/26	250,000	244,445
3.750% due 03/09/27	50,000	49,924
Capital One NA 1.850% due 09/13/19	250,000	248,029
2.350% due 08/17/18	250,000	251,075
CBOE Holdings Inc 1.950% due 06/28/19	65,000	65,012
CBRE Services Inc REIT 4.875% due 03/01/26	100,000	106,659
CC Holdings GS V LLC REIT 3.849% due 04/15/23	100,000	105,250
Chubb INA Holdings Inc 2.300% due 11/03/20	400,000	402,434
2.700% due 03/13/23	25,000	25,037
3.150% due 03/15/25	100,000	101,502
4.150% due 03/13/43	25,000	26,520
5.900% due 06/15/19	15,000	16,158
Citibank NA 2.000% due 03/20/19	250,000	251,002
Citigroup Inc 2.350% due 08/02/21	150,000	148,767
2.450% due 01/10/20	150,000	150,981
2.500% due 07/29/19	100,000	100,953
2.650% due 10/26/20	250,000	252,569
2.700% due 03/30/21	50,000	50,354
3.400% due 05/01/26	100,000	99,120
3.750% due 06/16/24	100,000	103,766
3.875% due 03/26/25	100,000	100,794
3.887% due 01/10/28 §	100,000	101,758
4.000% due 08/05/24	50,000	51,544
4.050% due 07/30/22	500,000	523,231
4.125% due 07/25/28	60,000	61,049
4.281% due 04/24/48 §	200,000	205,800
4.300% due 11/20/26	100,000	102,922
4.400% due 06/10/25	400,000	416,966
4.500% due 01/14/22	60,000	64,578
4.750% due 05/18/46	50,000	52,769
5.300% due 05/06/44	400,000	454,940
6.125% due 08/25/36	100,000	123,491
8.125% due 07/15/39	200,000	308,364
Citizens Financial Group Inc 2.375% due 07/28/21	300,000	297,662
CME Group Inc 3.000% due 09/15/22	50,000	51,220
3.000% due 03/15/25	50,000	50,501
CNA Financial Corp 4.500% due 03/01/26	50,000	53,741
7.350% due 11/15/19	15,000	16,772
Comerica Bank 4.000% due 07/27/25	250,000	258,823
Commonwealth Bank of Australia (Australia) 2.250% due 03/13/19	250,000	251,541
2.300% due 03/12/20	250,000	250,953
Cooperatieve Rabobank UA (Netherlands) 1.375% due 08/09/19	250,000	247,381
3.375% due 05/21/25	250,000	257,653

	Principal Amount	Value
3.875% due 02/08/22	$200,000	$212,289
3.950% due 11/09/22	250,000	261,386
5.250% due 05/24/41	200,000	245,024
Corp Andina de Fomento (Multi-National) 2.000% due 05/10/19	300,000	301,226
8.125% due 06/04/19	25,000	27,840
Corporate Office Properties LP REIT 3.700% due 06/15/21	50,000	51,259
Council Of Europe Development Bank (Multi-National) 1.625% due 03/16/21	200,000	197,775
Credit Suisse AG NY (Switzerland) 2.300% due 05/28/19	300,000	302,069
4.375% due 08/05/20	350,000	371,618
Credit Suisse Group Funding Guernsey Ltd (Switzerland) 3.750% due 03/26/25	250,000	253,032
3.800% due 09/15/22	250,000	260,020
3.800% due 06/09/23	250,000	258,045
Crown Castle International Corp REIT 2.250% due 09/01/21	55,000	54,174
3.400% due 02/15/21	30,000	30,831
3.700% due 06/15/26	35,000	35,368
4.000% due 03/01/27	40,000	41,256
4.450% due 02/15/26	35,000	37,244
4.750% due 05/15/47	25,000	25,550
CubeSmart LP REIT 3.125% due 09/01/26	50,000	47,610
DDR Corp REIT 3.375% due 05/15/23	100,000	97,007
Deutsche Bank AG (Germany) 2.850% due 05/10/19	400,000	404,460
3.700% due 05/30/24	285,000	285,398
Digital Realty Trust LP REIT 3.950% due 07/01/22	100,000	104,927
Discover Bank 3.450% due 07/27/26	250,000	242,288
Duke Realty LP REIT 3.875% due 10/15/22	200,000	208,242
EPR Properties REIT 4.750% due 12/15/26	100,000	102,956
ERP Operating LP REIT 2.850% due 11/01/26	70,000	67,452
4.500% due 06/01/45	75,000	80,058
4.625% due 12/15/21	60,000	64,889
Essex Portfolio LP REIT 3.375% due 04/15/26	50,000	49,134
3.875% due 05/01/24	50,000	51,636
European Bank for Reconstruction & Development (Multi-National) 1.750% due 11/26/19	200,000	200,494
1.875% due 02/23/22	400,000	397,630
2.125% due 03/07/22	200,000	200,526
European Investment Bank (Multi-National) 1.250% due 05/15/19	200,000	198,942
1.250% due 12/16/19	700,000	693,400
1.375% due 09/15/21	150,000	146,299
1.625% due 03/16/20	300,000	299,347
1.625% due 08/14/20	200,000	198,951
1.750% due 06/17/19	600,000	602,141
2.250% due 03/15/22	200,000	201,402
2.375% due 06/15/22	800,000	810,780
2.875% due 09/15/20	250,000	258,204
3.250% due 01/29/24	600,000	634,196
4.875% due 02/15/36	425,000	543,923
Federal Realty Investment Trust REIT 4.500% due 12/01/44	50,000	52,293
Fifth Third Bancorp 2.875% due 07/27/20	300,000	306,984
8.250% due 03/01/38	25,000	37,503

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-19

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Fifth Third Bank 2.875% due 10/01/21	$300,000	$305,842
FMS Wertmanagement AoeR (Germany) 1.750% due 01/24/20	300,000	300,414
1.750% due 03/17/20	300,000	300,140
Franklin Resources Inc 2.800% due 09/15/22	25,000	25,330
GE Capital International Funding Co 2.342% due 11/15/20	1,000,000	1,008,393
4.418% due 11/15/35	413,000	450,844
HCP Inc REIT 3.400% due 02/01/25	100,000	98,641
4.250% due 11/15/23	93,000	97,630
5.375% due 02/01/21	150,000	163,820
Hospitality Properties Trust REIT 4.950% due 02/15/27	110,000	115,088
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	100,000	102,092
HSBC Bank USA NA 4.875% due 08/24/20	100,000	107,590
HSBC Finance Corp 6.676% due 01/15/21	211,000	237,959
HSBC Holdings PLC (United Kingdom) 2.950% due 05/25/21	250,000	253,295
3.400% due 03/08/21	400,000	411,296
3.900% due 05/25/26	200,000	206,693
4.000% due 03/30/22	100,000	105,527
4.250% due 08/18/25	200,000	205,831
4.375% due 11/23/26	200,000	207,944
4.875% due 01/14/22	100,000	108,964
6.500% due 09/15/37	300,000	389,545
6.800% due 06/01/38	150,000	201,215
HSBC USA Inc 2.000% due 08/07/18	100,000	100,300
3.500% due 06/23/24	500,000	515,450
Industrial & Commercial Bank of China Ltd (China) 2.452% due 10/20/21	250,000	246,153
Inter-American Development Bank (Multi-National) 1.125% due 08/28/18	300,000	298,998
1.125% due 09/12/19	175,000	172,726
1.500% due 09/25/18	300,000	300,176
1.625% due 05/12/20	400,000	399,094
1.750% due 04/14/22	300,000	296,077
2.000% due 06/02/26	150,000	144,562
2.125% due 11/09/20	200,000	201,660
2.125% due 01/18/22	200,000	201,317
3.200% due 08/07/42	100,000	99,493
4.250% due 09/10/18	125,000	129,112
Intercontinental Exchange Inc 4.000% due 10/15/23	100,000	105,344
International Bank for Reconstruction & Development (Multi-National) 0.875% due 07/19/18	800,000	795,778
0.875% due 08/15/19	150,000	147,916
1.125% due 11/27/19	200,000	197,870
1.250% due 07/26/19	250,000	248,631
1.375% due 05/24/21	400,000	391,844
1.375% due 09/20/21	300,000	292,816
1.625% due 03/09/21	200,000	198,201
1.625% due 02/10/22	300,000	295,628
1.875% due 03/15/19	300,000	301,837
1.875% due 10/07/19	400,000	402,387
1.875% due 04/21/20	400,000	402,007
2.000% due 01/26/22	400,000	400,225
2.125% due 11/01/20	200,000	201,876
2.125% due 02/13/23	100,000	99,383
7.625% due 01/19/23	100,000	128,355

	Principal Amount	Value
International Finance Corp (Multi-National) 1.125% due 07/20/21	$150,000	$145,472
1.750% due 09/04/18	200,000	200,775
1.750% due 09/16/19	200,000	200,928
1.750% due 03/30/20	200,000	200,343
Invesco Finance PLC 5.375% due 11/30/43	200,000	235,569
Jefferies Group LLC 5.125% due 01/20/23	150,000	163,522
8.500% due 07/15/19	125,000	139,984
JPMorgan Chase & Co 1.850% due 03/22/19	300,000	299,770
2.200% due 10/22/19	400,000	401,432
2.350% due 01/28/19	200,000	201,576
2.400% due 06/07/21	50,000	49,928
2.776% due 04/25/23 §	175,000	175,412
2.950% due 10/01/26	200,000	193,272
2.972% due 01/15/23	500,000	506,263
3.200% due 06/15/26	100,000	98,951
3.250% due 09/23/22	400,000	410,174
3.540% due 05/01/28 §	100,000	100,676
3.625% due 05/13/24	200,000	206,476
3.782% due 02/01/28 §	175,000	179,192
4.250% due 10/15/20	250,000	265,571
4.350% due 08/15/21	200,000	214,172
4.400% due 07/22/20	200,000	213,061
4.950% due 06/01/45	200,000	223,953
5.500% due 10/15/40	100,000	122,491
5.600% due 07/15/41	100,000	124,437
6.300% due 04/23/19	250,000	269,146
6.400% due 05/15/38	300,000	403,177
JPMorgan Chase Bank NA 1.650% due 09/23/19	250,000	248,697
KeyBank NA 1.600% due 08/22/19	250,000	248,236
KeyCorp 2.300% due 12/13/18	100,000	100,577
2.900% due 09/15/20	120,000	122,158
5.100% due 03/24/21	100,000	109,498
Kilroy Realty LP REIT 3.800% due 01/15/23	100,000	103,174
Kimco Realty Corp REIT 3.125% due 06/01/23	100,000	99,210
4.125% due 12/01/46	50,000	46,920
6.875% due 10/01/19	25,000	27,543
Kreditanstalt fuer Wiederaufbau (Germany) 1.000% due 07/15/19	250,000	247,403
1.250% due 09/13/18	500,000	498,976
1.250% due 09/30/19	600,000	595,386
1.625% due 05/29/20	300,000	299,145
1.875% due 04/01/19	200,000	201,228
1.875% due 06/30/20	500,000	501,674
2.000% due 11/30/21	450,000	450,498
2.000% due 10/04/22	250,000	248,750
2.000% due 05/02/25	400,000	391,055
2.125% due 03/07/22	400,000	401,919
2.125% due 01/17/23	650,000	649,542
2.375% due 08/25/21	250,000	254,239
4.000% due 01/27/20	100,000	105,833
4.500% due 07/16/18	100,000	103,168
Landwirtschaftliche Rentenbank (Germany) 1.375% due 10/23/19	100,000	99,455
1.750% due 04/15/19	225,000	225,906
1.750% due 07/27/26	100,000	94,101
2.000% due 01/13/25	200,000	195,144
Lazard Group LLC 3.625% due 03/01/27	50,000	49,492
Legg Mason Inc 4.750% due 03/15/26	50,000	53,010
Liberty Property LP REIT 4.400% due 02/15/24	94,000	99,575

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-20

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Lincoln National Corp 3.625% due 12/12/26	$150,000	$150,934
Lloyds Bank PLC (United Kingdom) 2.700% due 08/17/20	200,000	202,924
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	300,000	312,919
4.582% due 12/10/25	200,000	207,736
Loews Corp 2.625% due 05/15/23	150,000	148,982
Manufacturers & Traders Trust Co 2.500% due 05/18/22	250,000	249,620
Manulife Financial Corp (Canada) 4.150% due 03/04/26	50,000	52,958
5.375% due 03/04/46	50,000	60,301
Marsh & McLennan Cos Inc 3.500% due 03/10/25	75,000	77,109
3.750% due 03/14/26	100,000	104,313
Mastercard Inc 2.000% due 11/21/21	50,000	49,701
2.950% due 11/21/26	50,000	50,207
3.800% due 11/21/46	50,000	51,000
MetLife Inc
3.600% due 04/10/24	300,000	315,543
5.700% due 06/15/35	100,000	123,616
5.875% due 02/06/41	200,000	254,128
6.375% due 06/15/34	100,000	131,084
Mid-America Apartments LP REIT 3.600% due 06/01/27	100,000	99,700
Mitsubishi UFJ Financial Group Inc (Japan) 2.190% due 09/13/21	200,000	197,198
2.998% due 02/22/22	100,000	101,540
3.677% due 02/22/27	100,000	103,347
3.850% due 03/01/26	200,000	209,019
Mizuho Financial Group Inc (Japan) 3.663% due 02/28/27	200,000	206,495
Morgan Stanley 2.450% due 02/01/19	600,000	604,258
2.500% due 01/24/19	300,000	302,440
2.625% due 11/17/21	120,000	119,884
2.750% due 05/19/22	85,000	85,030
3.125% due 07/27/26	70,000	68,144
3.625% due 01/20/27	300,000	302,278
4.100% due 05/22/23	600,000	627,110
4.300% due 01/27/45	400,000	415,254
4.350% due 09/08/26	90,000	93,754
4.375% due 01/22/47	265,000	277,558
4.875% due 11/01/22	100,000	108,690
5.500% due 07/28/21	250,000	277,442
5.625% due 09/23/19	200,000	214,985
5.750% due 01/25/21	200,000	221,376
7.250% due 04/01/32	100,000	136,831
MUFG Union Bank NA 2.625% due 09/26/18	250,000	252,510
Nasdaq Inc 5.550% due 01/15/20	100,000	108,139
National Australia Bank Ltd (Australia) 1.375% due 07/12/19	250,000	247,153
2.500% due 05/22/22	250,000	248,723
3.000% due 01/20/23	200,000	202,242
National Bank of Canada (Canada) 2.150% due 06/12/20	250,000	249,568
National City Corp 6.875% due 05/15/19	200,000	217,724
National Retail Properties Inc REIT 3.300% due 04/15/23	100,000	101,247
National Rural Utilities Cooperative Finance Corp 2.400% due 04/25/22	200,000	201,045
4.023% due 11/01/32	100,000	106,299

	Principal Amount	Value
4.750% due 04/30/43 §	$200,000	$204,865
8.000% due 03/01/32	50,000	73,380
Nomura Holdings Inc (Japan) 6.700% due 03/04/20	5,000	5,542
Northern Trust Corp 3.375% due 08/23/21	50,000	52,146
3.375% due 05/08/32 §	63,000	63,058
Oesterreichische Kontrollbank AG (Austria) 1.375% due 02/10/20	200,000	198,199
Omega Healthcare Investors Inc REIT 4.500% due 01/15/25	25,000	25,355
4.750% due 01/15/28	50,000	50,023
4.950% due 04/01/24	100,000	104,858
PNC Bank NA 1.850% due 07/20/18	250,000	250,323
2.000% due 05/19/20	250,000	249,699
2.250% due 07/02/19	250,000	251,908
2.950% due 02/23/25	300,000	299,612
Principal Financial Group Inc 4.625% due 09/15/42	100,000	109,519
Private Export Funding Corp 2.300% due 09/15/20	150,000	151,783
2.450% due 07/15/24	100,000	100,454
4.300% due 12/15/21	25,000	27,411
Prologis LP REIT 3.350% due 02/01/21	100,000	103,349
Prospect Capital Corp 5.000% due 07/15/19	100,000	102,220
Prudential Financial Inc 5.200% due 03/15/44 §	100,000	106,125
5.625% due 05/12/41	50,000	60,642
5.875% due 09/15/42 §	100,000	111,545
6.200% due 11/15/40	50,000	64,785
6.625% due 06/21/40	50,000	67,966
7.375% due 06/15/19	320,000	352,900
Raymond James Financial Inc 4.950% due 07/15/46	100,000	109,107
Realty Income Corp REIT 3.000% due 01/15/27	50,000	47,457
4.650% due 08/01/23	50,000	54,146
Regency Centers LP REIT 3.600% due 02/01/27	30,000	29,856
4.400% due 02/01/47	35,000	34,918
Regions Financial Corp 3.200% due 02/08/21	50,000	51,158
Reinsurance Group of America Inc 3.950% due 09/15/26	60,000	61,103
RenaissanceRe Finance Inc (Bermuda) 3.450% due 07/01/27	30,000	29,540
Royal Bank of Canada (Canada) 1.625% due 04/15/19	100,000	99,598
2.000% due 12/10/18	100,000	100,371
2.150% due 03/06/20	100,000	100,302
2.200% due 09/23/19	200,000	200,819
2.300% due 03/22/21	500,000	501,841
4.650% due 01/27/26	400,000	429,517
Royal Bank of Scotland Group PLC (United Kingdom) 3.875% due 09/12/23	500,000	510,598
Santander Holdings USA Inc 2.700% due 05/24/19	50,000	50,393
3.700% due 03/28/22 ~	120,000	121,667
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 08/05/21	200,000	200,640
3.125% due 01/08/21	150,000	152,483
Santander UK PLC (United Kingdom) 2.000% due 08/24/18	67,000	67,133
4.000% due 03/13/24	100,000	105,725
Select Income REIT 4.250% due 05/15/24	50,000	49,613

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-21

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Senior Housing Properties Trust REIT 3.250% due 05/01/19	$50,000	$50,505
Simon Property Group LP REIT 2.200% due 02/01/19	150,000	150,979
2.350% due 01/30/22	50,000	49,572
2.625% due 06/15/22	100,000	100,421
3.250% due 11/30/26	50,000	49,734
3.375% due 06/15/27	100,000	99,656
4.250% due 10/01/44	200,000	200,698
4.250% due 11/30/46	50,000	50,101
Skandinaviska Enskilda Banken AB (Sweden) 2.625% due 03/15/21	250,000	252,093
Stifel Financial Corp 4.250% due 07/18/24	50,000	50,985
Sumitomo Mitsui Banking Corp (Japan) 2.500% due 07/19/18	300,000	302,275
3.400% due 07/11/24	300,000	308,048
Sumitomo Mitsui Financial Group Inc (Japan) 2.934% due 03/09/21	100,000	101,633
3.010% due 10/19/26	200,000	195,955
3.784% due 03/09/26	100,000	103,963
SunTrust Banks Inc 2.500% due 05/01/19	50,000	50,492
2.700% due 01/27/22	100,000	100,303
2.900% due 03/03/21	100,000	101,601
Svensk Exportkredit AB (Sweden) 1.875% due 06/23/20	200,000	200,065
Svenska Handelsbanken AB (Sweden) 2.450% due 03/30/21	400,000	400,948
Synchrony Financial 2.600% due 01/15/19	50,000	50,286
3.700% due 08/04/26	50,000	48,349
3.750% due 08/15/21	200,000	205,594
Tanger Properties LP REIT 3.875% due 07/15/27 #	50,000	49,550
TD Ameritrade Holding Corp 2.950% due 04/01/22	100,000	102,384
The Allstate Corp 3.280% due 12/15/26	350,000	355,965
5.750% due 08/15/53 §	200,000	219,500
The Bank of New York Mellon Corp 2.050% due 05/03/21	50,000	49,565
2.100% due 01/15/19	100,000	100,467
2.600% due 08/17/20	500,000	507,568
2.600% due 02/07/22	300,000	302,257
2.800% due 05/04/26	50,000	48,888
3.000% due 10/30/28	55,000	53,311
3.400% due 05/15/24	100,000	103,165
3.442% due 02/07/28 §	785,000	797,660
The Bank of Nova Scotia (Canada) 1.650% due 06/14/19	400,000	398,501
2.050% due 06/05/19	100,000	100,285
2.450% due 03/22/21	250,000	251,202
The Charles Schwab Corp 3.200% due 03/02/27	100,000	100,599
The Goldman Sachs Group Inc 2.300% due 12/13/19	270,000	270,858
2.600% due 04/23/20	150,000	151,481
2.625% due 01/31/19	400,000	404,312
2.875% due 02/25/21	100,000	101,149
2.900% due 07/19/18	300,000	303,488
3.000% due 04/26/22	300,000	302,936
3.500% due 01/23/25	150,000	151,788
3.500% due 11/16/26	100,000	99,598
3.625% due 01/22/23	400,000	413,312
3.750% due 05/22/25	150,000	153,866
3.750% due 02/25/26	60,000	61,210
3.850% due 01/26/27	410,000	417,590

	Principal Amount	Value
4.750% due 10/21/45	$100,000	$111,068
5.150% due 05/22/45	280,000	312,239
5.250% due 07/27/21	150,000	164,483
5.375% due 03/15/20	300,000	324,037
6.125% due 02/15/33	150,000	188,209
6.750% due 10/01/37	200,000	260,663
7.500% due 02/15/19	250,000	271,288
The Hartford Financial Services Group Inc 5.125% due 04/15/22	150,000	166,669
The Huntington National Bank 2.400% due 04/01/20	300,000	302,173
The PNC Financial Services Group Inc 5.125% due 02/08/20	100,000	107,603
The Progressive Corp 3.750% due 08/23/21	100,000	105,661
4.125% due 04/15/47	100,000	104,300
The Toronto-Dominion Bank (Canada) 1.450% due 09/06/18	50,000	49,912
1.450% due 08/13/19	100,000	99,161
1.750% due 07/23/18	75,000	75,136
1.800% due 07/13/21	100,000	98,009
1.950% due 01/22/19	100,000	100,450
2.125% due 04/07/21	300,000	298,872
2.250% due 11/05/19	100,000	100,781
2.500% due 12/14/20	50,000	50,597
The Travelers Cos Inc 4.000% due 05/30/47	200,000	205,041
6.250% due 06/15/37	125,000	167,142
Travelers Property Casualty Corp 6.375% due 03/15/33	100,000	131,229
UBS AG (Switzerland) 2.375% due 08/14/19	400,000	403,782
UDR Inc REIT 3.700% due 10/01/20	100,000	103,080
US Bancorp 2.950% due 07/15/22	250,000	254,437
3.600% due 09/11/24	400,000	415,911
US Bank NA 1.400% due 04/26/19	250,000	248,534
Ventas Realty LP REIT 3.125% due 06/15/23	90,000	89,574
3.250% due 10/15/26	100,000	96,308
4.000% due 04/30/19	100,000	102,817
4.125% due 01/15/26	31,000	31,941
VEREIT Operating Partnership LP REIT 3.000% due 02/06/19	35,000	35,365
4.125% due 06/01/21	20,000	20,961
4.600% due 02/06/24	25,000	26,236
4.875% due 06/01/26	25,000	26,523
Visa Inc 2.200% due 12/14/20	350,000	353,066
2.800% due 12/14/22	50,000	50,938
3.150% due 12/14/25	200,000	203,292
4.150% due 12/14/35	30,000	32,672
4.300% due 12/14/45	100,000	110,116
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	108,568
Voya Financial Inc 3.650% due 06/15/26	50,000	50,195
4.800% due 06/15/46	30,000	31,416
Wachovia Corp 5.500% due 08/01/35	200,000	232,595
Weingarten Realty Investors REIT 3.375% due 10/15/22	200,000	202,513
Wells Fargo & Co 2.125% due 04/22/19	100,000	100,564
2.500% due 03/04/21	150,000	150,584
2.550% due 12/07/20	170,000	172,019
3.000% due 04/22/26	150,000	146,681
3.000% due 10/23/26	150,000	146,255

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-22

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
3.450% due 02/13/23	$300,000	$307,350
3.500% due 03/08/22	550,000	571,680
3.584% due 05/22/28 §	500,000	505,852
3.900% due 05/01/45	300,000	301,327
4.100% due 06/03/26	300,000	310,655
4.125% due 08/15/23	300,000	317,478
4.600% due 04/01/21	200,000	215,683
4.750% due 12/07/46	200,000	214,362
5.375% due 02/07/35	100,000	119,757
5.606% due 01/15/44	100,000	119,339
Wells Fargo Bank NA 1.800% due 11/28/18	250,000	250,565
6.600% due 01/15/38	100,000	136,762
Welltower Inc REIT 4.250% due 04/01/26	150,000	157,148
4.500% due 01/15/24	150,000	160,313
Westpac Banking Corp (Australia) 1.600% due 08/19/19	150,000	148,888
1.950% due 11/23/18	200,000	200,439
2.000% due 08/19/21	150,000	148,018
2.300% due 05/26/20	100,000	100,315
2.500% due 06/28/22	150,000	149,441
2.700% due 08/19/26	150,000	144,022
2.800% due 01/11/22	200,000	203,013
4.875% due 11/19/19	25,000	26,633
Weyerhaeuser Co REIT 7.375% due 03/15/32	100,000	138,048
Willis Towers Watson PLC 5.750% due 03/15/21	100,000	110,405
WP Carey Inc REIT 4.600% due 04/01/24	100,000	104,293
XLIT Ltd (Bermuda) 2.300% due 12/15/18	250,000	251,196
5.250% due 12/15/43	50,000	56,962

		99,764,210

Industrial - 1.8%

3M Co 2.000% due 06/26/22	400,000	397,899
ABB Finance USA Inc (Switzerland) 2.875% due 05/08/22	100,000	102,331
Agilent Technologies Inc 3.200% due 10/01/22	100,000	101,882
Amphenol Corp 2.550% due 01/30/19	200,000	201,920
Arrow Electronics Inc 3.875% due 01/12/28	25,000	24,942
Avnet Inc 4.625% due 04/15/26	25,000	25,888
Bemis Co Inc 3.100% due 09/15/26	100,000	97,699
Boeing Capital Corp 4.700% due 10/27/19	200,000	213,455
Burlington Northern Santa Fe LLC 3.000% due 03/15/23	150,000	153,918
3.250% due 06/15/27	50,000	51,216
3.650% due 09/01/25	50,000	52,681
4.125% due 06/15/47	50,000	52,796
4.450% due 03/15/43	300,000	327,115
4.700% due 10/01/19	100,000	106,352
4.700% due 09/01/45	50,000	56,528
5.750% due 05/01/40	100,000	126,694
Canadian National Railway Co (Canada) 2.850% due 12/15/21	100,000	102,236
2.950% due 11/21/24	100,000	101,886
6.200% due 06/01/36	50,000	65,933
Canadian Pacific Railway Co (Canada) 2.900% due 02/01/25	150,000	148,924
4.800% due 09/15/35	20,000	22,389
6.125% due 09/15/15	30,000	37,890

	Principal Amount	Value
Caterpillar Financial Services Corp 1.900% due 03/22/19	$100,000	$100,405
1.931% due 10/01/21	400,000	393,216
Caterpillar Inc 3.803% due 08/15/42	100,000	100,778
3.900% due 05/27/21	200,000	212,567
6.050% due 08/15/36	125,000	162,539
CSX Corp 3.250% due 06/01/27	50,000	50,579
3.400% due 08/01/24	200,000	206,984
3.700% due 11/01/23	100,000	105,261
5.500% due 04/15/41	75,000	90,739
Deere & Co 3.900% due 06/09/42	100,000	104,783
4.375% due 10/16/19	50,000	52,808
Dover Corp 5.375% due 03/01/41	50,000	61,360
Eaton Corp 2.750% due 11/02/22	200,000	201,313
4.000% due 11/02/32	100,000	103,864
Embraer Netherlands Finance BV (Brazil) 5.400% due 02/01/27	100,000	104,625
Emerson Electric Co 2.625% due 12/01/21	100,000	101,945
3.150% due 06/01/25	100,000	102,355
4.250% due 11/15/20	25,000	26,853
FedEx Corp 3.300% due 03/15/27	200,000	200,863
3.875% due 08/01/42	100,000	95,016
4.000% due 01/15/24	200,000	213,556
4.400% due 01/15/47	50,000	51,716
4.750% due 11/15/45	50,000	54,284
Flex Ltd 4.750% due 06/15/25	50,000	53,199
FLIR Systems Inc 3.125% due 06/15/21	100,000	100,878
Flowserve Corp 4.000% due 11/15/23	143,000	148,474
Fortive Corp 2.350% due 06/15/21	100,000	99,505
3.150% due 06/15/26	150,000	150,221
4.300% due 06/15/46	125,000	130,836
GATX Corp 3.250% due 03/30/25	100,000	98,007
General Dynamics Corp 3.600% due 11/15/42	200,000	198,095
General Electric Co 2.700% due 10/09/22	100,000	101,775
3.375% due 03/11/24	250,000	262,543
4.125% due 10/09/42	100,000	105,639
4.500% due 03/11/44	300,000	334,565
5.875% due 01/14/38	115,000	149,352
6.750% due 03/15/32	101,000	138,668
6.875% due 01/10/39	58,000	84,333
Harris Corp 2.700% due 04/27/20	200,000	201,590
Honeywell International Inc 1.400% due 10/30/19	50,000	49,680
1.850% due 11/01/21	50,000	49,224
2.500% due 11/01/26	550,000	527,972
Hubbell Inc 3.350% due 03/01/26	50,000	50,122
Illinois Tool Works Inc 1.950% due 03/01/19	150,000	151,142
4.875% due 09/15/41	100,000	117,246
Ingersoll-Rand Global Holding Co Ltd 4.250% due 06/15/23	100,000	108,176
JB Hunt Transport Services Inc 3.300% due 08/15/22	50,000	51,024
John Deere Capital Corp 1.750% due 08/10/18	50,000	50,116
1.950% due 12/13/18	200,000	201,048

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-23

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
2.450% due 09/11/20	$50,000	$50,552
2.650% due 01/06/22	300,000	304,956
2.650% due 06/10/26	100,000	97,717
2.750% due 03/15/22	100,000	101,723
2.800% due 03/06/23	50,000	50,631
3.400% due 09/11/25	50,000	52,100
Johnson Controls International PLC 3.625% due 07/02/24	43,000	44,580
3.900% due 02/14/26	50,000	52,450
4.500% due 02/15/47	40,000	42,755
5.000% due 03/30/20	50,000	53,436
Kansas City Southern 4.950% due 08/15/45	100,000	109,623
Keysight Technologies Inc 4.550% due 10/30/24	100,000	105,136
L3 Technologies Inc 3.850% due 12/15/26	25,000	25,824
5.200% due 10/15/19	100,000	106,813
Lockheed Martin Corp 1.850% due 11/23/18	35,000	35,071
2.500% due 11/23/20	200,000	202,888
2.900% due 03/01/25	50,000	49,839
3.550% due 01/15/26	100,000	103,816
3.600% due 03/01/35	25,000	24,775
3.800% due 03/01/45	20,000	19,801
4.250% due 11/15/19	100,000	105,369
4.500% due 05/15/36	20,000	21,906
4.700% due 05/15/46	44,000	49,715
6.150% due 09/01/36	100,000	130,510
Martin Marietta Materials Inc 3.450% due 06/01/27	21,000	20,936
Masco Corp 3.500% due 04/01/21	65,000	67,114
3.500% due 11/15/27	100,000	99,352
4.375% due 04/01/26	50,000	53,585
Norfolk Southern Corp 2.903% due 02/15/23	100,000	101,227
3.000% due 04/01/22	100,000	102,324
4.650% due 01/15/46	50,000	55,667
4.800% due 08/15/43	100,000	113,430
4.837% due 10/01/41	50,000	56,441
5.900% due 06/15/19	50,000	53,829
Northrop Grumman Corp 3.250% due 08/01/23	100,000	103,552
3.500% due 03/15/21	100,000	104,410
3.850% due 04/15/45	100,000	99,737
Owens Corning 4.200% due 12/15/22	138,000	145,754
Packaging Corp of America 3.650% due 09/15/24	100,000	102,134
Parker-Hannifin Corp 6.250% due 05/15/38	100,000	132,338
Precision Castparts Corp 2.500% due 01/15/23	100,000	99,800
3.250% due 06/15/25	50,000	51,120
4.375% due 06/15/45	50,000	54,354
Raytheon Co 2.500% due 12/15/22	125,000	125,590
4.400% due 02/15/20	25,000	26,592
Republic Services Inc 3.200% due 03/15/25	100,000	100,962
5.500% due 09/15/19	27,000	29,004
Rockwell Automation Inc 2.050% due 03/01/20	100,000	100,090
Rockwell Collins Inc 3.500% due 03/15/27	300,000	304,852
5.250% due 07/15/19	100,000	106,531
Roper Technologies Inc 2.800% due 12/15/21	25,000	25,236
3.800% due 12/15/26	30,000	30,886

	Principal Amount	Value
Sonoco Products Co 5.750% due 11/01/40	$200,000	$240,221
Spirit AeroSystems Inc 3.850% due 06/15/26	25,000	25,285
Stanley Black & Decker Inc 2.451% due 11/17/18	100,000	101,010
2.900% due 11/01/22	50,000	50,746
Textron Inc 3.650% due 03/15/27	100,000	100,600
4.000% due 03/15/26	25,000	25,720
The Boeing Co 5.875% due 02/15/40	50,000	65,805
6.000% due 03/15/19	100,000	106,957
Tyco Electronics Group SA (Switzerland) 2.375% due 12/17/18	50,000	50,335
Union Pacific Corp 2.250% due 06/19/20	50,000	50,329
2.750% due 03/01/26	25,000	24,719
3.000% due 04/15/27	100,000	100,409
3.250% due 08/15/25	50,000	51,447
3.350% due 08/15/46	50,000	46,809
3.646% due 02/15/24	92,000	97,380
3.799% due 10/01/51	200,000	196,725
4.050% due 03/01/46	30,000	31,181
United Parcel Service Inc 2.350% due 05/16/22	50,000	50,266
2.450% due 10/01/22	100,000	101,094
3.125% due 01/15/21	100,000	103,890
3.400% due 11/15/46	200,000	191,362
6.200% due 01/15/38	50,000	68,259
United Technologies Corp 1.500% due 11/01/19	350,000	348,432
1.950% due 11/01/21	50,000	49,450
2.650% due 11/01/26	30,000	29,208
3.100% due 06/01/22	200,000	206,779
3.750% due 11/01/46	50,000	49,164
4.500% due 06/01/42	300,000	328,789
Vulcan Materials Co 4.500% due 06/15/47	100,000	101,316
7.500% due 06/15/21	100,000	118,109
Waste Management Inc 2.400% due 05/15/23	200,000	197,604
Xylem Inc 3.250% due 11/01/26	30,000	29,937
4.375% due 11/01/46	25,000	26,020

		16,958,603

Technology - 1.9%

Activision Blizzard Inc 2.300% due 09/15/21	30,000	29,831
3.400% due 09/15/26	50,000	50,237
Adobe Systems Inc 4.750% due 02/01/20	100,000	107,301
Altera Corp 2.500% due 11/15/18	100,000	101,302
Analog Devices Inc 3.500% due 12/05/26	100,000	100,986
Apple Inc 1.100% due 08/02/19	100,000	98,966
1.550% due 02/07/20	100,000	99,539
1.700% due 02/22/19	20,000	20,060
1.900% due 02/07/20	300,000	300,929
2.000% due 05/06/20	400,000	402,056
2.100% due 05/06/19	300,000	302,905
2.250% due 02/23/21	150,000	151,058
2.400% due 05/03/23	450,000	447,950
2.500% due 02/09/25	400,000	391,652
3.250% due 02/23/26	70,000	71,338
3.350% due 02/09/27	200,000	205,030
3.450% due 05/06/24	300,000	312,734

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-24

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
3.450% due 02/09/45	$250,000	$235,888
3.850% due 08/04/46	35,000	35,120
4.250% due 02/09/47	100,000	106,492
4.500% due 02/23/36	50,000	56,276
4.650% due 02/23/46	145,000	163,168
Applied Materials Inc 2.625% due 10/01/20	50,000	50,880
3.300% due 04/01/27	255,000	259,488
3.900% due 10/01/25	35,000	37,329
4.350% due 04/01/47	45,000	47,956
5.100% due 10/01/35	35,000	41,281
Autodesk Inc 3.125% due 06/15/20	100,000	102,029
Broadcom Corp 2.375% due 01/15/20 ~	100,000	100,200
3.000% due 01/15/22 ~	100,000	100,988
3.625% due 01/15/24 ~	100,000	102,420
3.875% due 01/15/27 ~	600,000	617,401
Broadridge Financial Solutions Inc 3.400% due 06/27/26	50,000	49,327
Dell International LLC 3.480% due 06/01/19 ~	265,000	271,330
4.420% due 06/15/21 ~	300,000	316,517
5.450% due 06/15/23 ~	115,000	124,934
6.020% due 06/15/26 ~	285,000	314,496
8.100% due 07/15/36 ~	50,000	63,069
8.350% due 07/15/46 ~	50,000	64,806
Electronic Arts Inc 3.700% due 03/01/21	50,000	52,072
4.800% due 03/01/26	50,000	54,957
Fidelity National Information Services Inc 3.000% due 08/15/26	150,000	145,549
3.500% due 04/15/23	108,000	112,348
5.000% due 10/15/25	200,000	223,730
Fiserv Inc 2.700% due 06/01/20	50,000	50,633
3.850% due 06/01/25	100,000	104,061
Hewlett Packard Enterprise Co 2.850% due 10/05/18	150,000	151,333
3.600% due 10/15/20	50,000	51,590
4.900% due 10/15/25	250,000	262,557
6.200% due 10/15/35	50,000	54,265
6.350% due 10/15/45	50,000	53,084
HP Inc 3.750% due 12/01/20	9,000	9,427
4.050% due 09/15/22	200,000	210,674
4.650% due 12/09/21	150,000	162,036
6.000% due 09/15/41	55,000	58,515
Intel Corp 1.700% due 05/19/21	100,000	98,749
2.450% due 07/29/20	160,000	162,761
2.600% due 05/19/26	100,000	96,854
3.300% due 10/01/21	250,000	261,541
3.700% due 07/29/25	145,000	152,395
4.800% due 10/01/41	185,000	212,674
4.900% due 07/29/45	40,000	46,652
International Business Machines Corp 1.625% due 05/15/20	150,000	148,787
1.875% due 05/15/19	100,000	100,319
3.375% due 08/01/23	300,000	311,715
3.625% due 02/12/24	500,000	522,290
4.700% due 02/19/46	200,000	224,259
5.600% due 11/30/39	26,000	32,243
8.375% due 11/01/19	100,000	114,823
Lam Research Corp 2.800% due 06/15/21	50,000	50,761
Maxim Integrated Products Inc 3.450% due 06/15/27	100,000	99,149
Microsoft Corp 1.100% due 08/08/19	240,000	237,239
1.300% due 11/03/18	360,000	359,282

	Principal Amount	Value
1.550% due 08/08/21	$100,000	$97,891
1.850% due 02/06/20	100,000	100,286
2.000% due 11/03/20	100,000	100,399
2.000% due 08/08/23	50,000	48,759
2.375% due 02/12/22	200,000	201,575
2.375% due 05/01/23	100,000	99,660
2.400% due 02/06/22	100,000	100,994
2.400% due 08/08/26	50,000	48,182
2.875% due 02/06/24	35,000	35,592
3.125% due 11/03/25	100,000	102,152
3.300% due 02/06/27	360,000	370,598
3.450% due 08/08/36	150,000	150,582
3.500% due 11/15/42	100,000	98,837
3.700% due 08/08/46	100,000	99,371
3.750% due 02/12/45	200,000	199,585
3.950% due 08/08/56	150,000	150,729
4.100% due 02/06/37	100,000	108,057
4.250% due 02/06/47	100,000	108,708
4.450% due 11/03/45	100,000	111,707
4.500% due 02/06/57	300,000	331,002
4.750% due 11/03/55	50,000	57,369
5.200% due 06/01/39	135,000	164,596
5.300% due 02/08/41	200,000	246,177
NetApp Inc 3.375% due 06/15/21	50,000	51,331
Oracle Corp 1.900% due 09/15/21	135,000	133,880
2.250% due 10/08/19	300,000	303,810
2.400% due 09/15/23	250,000	246,932
2.650% due 07/15/26	440,000	422,756
2.950% due 05/15/25	150,000	150,723
3.850% due 07/15/36	50,000	51,923
3.900% due 05/15/35	105,000	108,526
4.000% due 07/15/46	250,000	253,498
4.300% due 07/08/34	100,000	108,811
4.375% due 05/15/55	200,000	210,967
5.000% due 07/08/19	100,000	106,552
6.125% due 07/08/39	100,000	131,292
6.500% due 04/15/38	100,000	137,005
Pitney Bowes Inc 4.625% due 03/15/24	100,000	102,672
QUALCOMM Inc 1.850% due 05/20/19	30,000	30,078
2.100% due 05/20/20	230,000	231,138
2.250% due 05/20/20	100,000	100,983
2.600% due 01/30/23	100,000	99,753
2.900% due 05/20/24	50,000	49,931
3.250% due 05/20/27	50,000	50,182
3.450% due 05/20/25	150,000	154,346
4.300% due 05/20/47	30,000	30,703
4.800% due 05/20/45	150,000	165,248
Seagate HDD Cayman 3.750% due 11/15/18	100,000	102,463
4.250% due 03/01/22 ~	50,000	50,873
5.750% due 12/01/34	50,000	50,151
Xerox Corp 3.500% due 08/20/20	50,000	50,926
3.800% due 05/15/24	150,000	150,246
5.625% due 12/15/19	100,000	106,767
Xilinx Inc 2.950% due 06/01/24	100,000	100,335

		18,622,202

Utilities - 1.7%

Alabama Power Co 2.450% due 03/30/22	100,000	100,397
4.150% due 08/15/44	90,000	94,227
Ameren Illinois Co 3.250% due 03/01/25	50,000	51,237
4.150% due 03/15/46	50,000	53,512

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-25

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
American Water Capital Corp 4.300% due 12/01/42	$100,000	$108,360
Appalachian Power Co 3.400% due 06/01/25	100,000	102,882
4.600% due 03/30/21	50,000	53,731
7.000% due 04/01/38	150,000	208,581
Arizona Public Service Co 4.500% due 04/01/42	100,000	109,617
Atmos Energy Corp 3.000% due 06/15/27	30,000	29,842
4.150% due 01/15/43	64,000	66,507
Baltimore Gas & Electric Co 3.500% due 11/15/21	25,000	26,187
Berkshire Hathaway Energy Co 5.150% due 11/15/43	200,000	236,218
6.125% due 04/01/36	100,000	128,997
6.500% due 09/15/37	100,000	134,846
Black Hills Corp 3.150% due 01/15/27	50,000	48,449
CenterPoint Energy Houston Electric LLC 2.250% due 08/01/22	100,000	98,849
2.400% due 09/01/26	50,000	47,589
3.000% due 02/01/27	50,000	49,808
CenterPoint Energy Resources Corp 4.500% due 01/15/21	100,000	105,086
CMS Energy Corp 6.250% due 02/01/20	100,000	110,140
Commonwealth Edison Co 3.800% due 10/01/42	100,000	100,310
4.000% due 08/01/20	100,000	105,259
Consolidated Edison Co of New York Inc 3.875% due 06/15/47	150,000	152,797
3.950% due 03/01/43	100,000	101,512
4.300% due 12/01/56	50,000	52,358
4.500% due 12/01/45	100,000	110,998
6.650% due 04/01/19	150,000	161,962
Consolidated Edison Inc 2.000% due 03/15/20	25,000	24,999
Consumers Energy Co 3.250% due 08/15/46	50,000	46,035
6.700% due 09/15/19	125,000	137,533
Dominion Energy Gas Holdings LLC 3.550% due 11/01/23	100,000	102,685
Dominion Energy Inc 1.875% due 01/15/19	50,000	49,911
2.750% due 01/15/22	50,000	50,319
2.850% due 08/15/26	30,000	28,657
4.700% due 12/01/44	100,000	108,808
5.200% due 08/15/19	120,000	127,533
DTE Electric Co 3.375% due 03/01/25	50,000	51,675
3.650% due 03/15/24	51,000	53,791
DTE Energy Co 3.300% due 06/15/22	50,000	51,355
3.800% due 03/15/27	100,000	102,439
3.850% due 12/01/23	100,000	104,219
Duke Energy Carolinas LLC 3.750% due 06/01/45	200,000	199,753
6.050% due 04/15/38	110,000	144,525
6.100% due 06/01/37	25,000	32,398
7.000% due 11/15/18	100,000	107,126
Duke Energy Corp 1.800% due 09/01/21	200,000	195,410
3.550% due 09/15/21	100,000	104,322
3.750% due 04/15/24	300,000	313,897
Duke Energy Indiana LLC 3.750% due 05/15/46	50,000	49,591
4.900% due 07/15/43	100,000	116,316
Duke Energy Progress LLC 3.700% due 10/15/46	300,000	296,095

	Principal Amount	Value
Edison International 2.950% due 03/15/23	$100,000	$101,108
El Paso Electric Co 5.000% due 12/01/44	50,000	54,153
Emera US Finance LP (Canada) 2.150% due 06/15/19	20,000	19,992
3.550% due 06/15/26	35,000	35,150
4.750% due 06/15/46	200,000	212,205
Enel Americas SA (Chile) 4.000% due 10/25/26	200,000	202,450
Enel Generacion Chile SA (Chile) 4.250% due 04/15/24	50,000	52,054
Entergy Arkansas Inc 3.500% due 04/01/26	50,000	51,682
Entergy Corp 2.950% due 09/01/26	30,000	28,787
Entergy Gulf States Louisiana LLC 5.590% due 10/01/24	50,000	58,262
Entergy Louisiana LLC 3.250% due 04/01/28	50,000	49,998
4.950% due 01/15/45	40,000	41,295
Entergy Mississippi Inc 2.850% due 06/01/28	150,000	145,130
Eversource Energy 2.800% due 05/01/23	100,000	100,387
Exelon Corp 2.850% due 06/15/20	50,000	50,827
3.950% due 06/15/25	100,000	103,664
4.450% due 04/15/46	100,000	103,921
4.950% due 06/15/35	35,000	38,472
5.100% due 06/15/45	35,000	39,424
Exelon Generation Co LLC 2.950% due 01/15/20	100,000	101,835
5.200% due 10/01/19	300,000	318,830
FirstEnergy Corp 4.250% due 03/15/23	40,000	42,120
7.375% due 11/15/31	65,000	85,708
Florida Power & Light Co 4.950% due 06/01/35	100,000	116,771
5.690% due 03/01/40	35,000	45,400
5.950% due 02/01/38	125,000	163,542
Georgia Power Co 2.000% due 03/30/20	100,000	99,725
2.850% due 05/15/22	100,000	100,552
3.250% due 03/30/27	100,000	99,830
4.300% due 03/15/42	100,000	102,925
5.950% due 02/01/39	150,000	185,099
Great Plains Energy Inc 4.850% due 06/01/21	100,000	106,649
4.850% due 04/01/47	200,000	206,898
ITC Holdings Corp 3.650% due 06/15/24	25,000	25,487
Kansas City Power & Light Co 3.650% due 08/15/25	50,000	50,834
MidAmerican Energy Co 2.400% due 03/15/19	150,000	151,605
6.750% due 12/30/31	100,000	136,589
National Fuel Gas Co 3.750% due 03/01/23	100,000	99,982
NextEra Energy Capital Holdings Inc 2.700% due 09/15/19	100,000	101,330
4.500% due 06/01/21	50,000	53,630
NiSource Finance Corp 3.490% due 05/15/27	50,000	50,452
4.800% due 02/15/44	100,000	108,888
5.250% due 02/15/43	100,000	115,813
Northern States Power Co 2.150% due 08/15/22	100,000	98,920
2.600% due 05/15/23	100,000	100,429
NSTAR Electric Co 2.375% due 10/15/22	100,000	99,476

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-26

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Ohio Edison Co 6.875% due 07/15/36	$150,000	$201,597
Ohio Power Co 5.375% due 10/01/21	30,000	33,416
Oncor Electric Delivery Co LLC 5.300% due 06/01/42	100,000	121,285
7.000% due 05/01/32	50,000	69,039
ONE Gas Inc 4.658% due 02/01/44	200,000	220,994
Pacific Gas & Electric Co 2.450% due 08/15/22	100,000	99,988
3.500% due 06/15/25	100,000	103,504
3.850% due 11/15/23	50,000	53,170
4.300% due 03/15/45	105,000	112,907
4.750% due 02/15/44	100,000	114,235
6.050% due 03/01/34	250,000	323,465
PECO Energy Co 1.700% due 09/15/21	50,000	49,014
3.150% due 10/15/25	50,000	50,736
Piedmont Natural Gas Co Inc 4.650% due 08/01/43	35,000	37,941
Potomac Electric Power Co 3.600% due 03/15/24	100,000	104,580
PPL Electric Utilities Corp 3.950% due 06/01/47	300,000	309,901
4.150% due 10/01/45	25,000	26,660
4.750% due 07/15/43	50,000	57,264
Progress Energy Inc 7.750% due 03/01/31	100,000	140,992
PSEG Power LLC 3.000% due 06/15/21	50,000	50,810
Public Service Co of Colorado 3.800% due 06/15/47	50,000	50,544
4.300% due 03/15/44	200,000	216,915
Public Service Electric & Gas Co 3.000% due 05/15/27	200,000	200,676
Public Service Enterprise Group Inc 2.000% due 11/15/21	100,000	97,838
Puget Energy Inc 3.650% due 05/15/25	100,000	100,361
6.000% due 09/01/21	100,000	112,395
Puget Sound Energy Inc 5.795% due 03/15/40	25,000	31,970
San Diego Gas & Electric Co 3.000% due 08/15/21	100,000	102,921
3.600% due 09/01/23	100,000	105,464
3.750% due 06/01/47	50,000	50,182
Sempra Energy 9.800% due 02/15/19	50,000	56,102
Sierra Pacific Power Co 2.600% due 05/01/26	200,000	193,302
South Carolina Electric & Gas Co 4.600% due 06/15/43	100,000	104,122
5.300% due 05/15/33	50,000	55,542
5.450% due 02/01/41	50,000	57,747
Southern California Edison Co 3.500% due 10/01/23	100,000	104,505
3.875% due 06/01/21	100,000	105,797
3.900% due 03/15/43	50,000	51,091
4.500% due 09/01/40	50,000	55,637
5.500% due 08/15/18	100,000	104,253
Southern California Gas Co 2.600% due 06/15/26	50,000	48,651
3.150% due 09/15/24	100,000	102,887
Southern Co Gas Capital Corp 3.500% due 09/15/21	150,000	155,010
Southwest Gas Corp 3.800% due 09/29/46	50,000	48,518
Southwestern Electric Power Co 3.900% due 04/01/45	50,000	49,320
6.200% due 03/15/40	50,000	64,531

	Principal Amount	Value
Southwestern Public Service Co 3.300% due 06/15/24	$50,000	$51,324
The Connecticut Light & Power Co 4.150% due 06/01/45	25,000	26,552
The Southern Co 1.550% due 07/01/18	30,000	29,929
1.850% due 07/01/19	35,000	34,883
2.350% due 07/01/21	100,000	99,356
2.750% due 06/15/20	100,000	101,340
2.950% due 07/01/23	25,000	24,870
3.250% due 07/01/26	100,000	98,025
4.250% due 07/01/36	30,000	30,671
4.400% due 07/01/46	100,000	102,379
Tucson Electric Power Co 3.050% due 03/15/25	50,000	48,636
Union Electric Co 8.450% due 03/15/39	100,000	161,004
Virginia Electric & Power Co 2.950% due 01/15/22	250,000	255,433
2.950% due 11/15/26	50,000	49,575
3.150% due 01/15/26	35,000	35,263
3.450% due 02/15/24	100,000	103,342
3.500% due 03/15/27	200,000	206,084
4.000% due 11/15/46	20,000	20,742
4.650% due 08/15/43	100,000	113,377
5.000% due 06/30/19	35,000	37,056
8.875% due 11/15/38	25,000	42,515
WEC Energy Group Inc 3.550% due 06/15/25	100,000	103,301
Westar Energy Inc 3.100% due 04/01/27	50,000	50,002
4.100% due 04/01/43	100,000	104,045
Xcel Energy Inc 2.600% due 03/15/22	50,000	50,321

		16,495,734

Total Corporate Bonds & Notes (Cost $263,087,986)		270,041,387

MORTGAGE-BACKED SECURITIES - 29.8%

Collateralized Mortgage Obligations - Commercial - 1.8%

Citigroup Commercial Mortgage Trust 3.372% due 10/10/47	700,000	718,437
Commercial Mortgage Trust 3.660% due 08/10/50	400,000	421,723
3.819% due 06/10/47	900,000	943,567
Fannie Mae - Aces 2.323% due 11/25/18 §	582,388	587,335
2.717% due 02/25/22	500,000	511,976
Freddie Mac Multifamily Structured Pass-Through Certificates 1.875% due 04/25/22	364,899	364,729
2.673% due 03/25/26	600,000	596,989
2.745% due 01/25/26	400,000	400,761
3.171% due 10/25/24	1,500,000	1,560,487
3.250% due 04/25/23 §	1,700,000	1,778,531
3.310% due 05/25/23 §	500,000	525,119
3.398% due 07/25/19	178,420	182,044
GS Mortgage Securities Trust 2.773% due 11/10/45	200,000	202,108
3.734% due 11/10/48	1,000,000	1,047,419
JPMBB Commercial Mortgage Securities Trust 4.274% due 12/15/48	600,000	626,020
4.409% due 08/15/46 §	590,000	635,759
JPMorgan Chase Commercial Mortgage Securities Trust 2.665% due 01/15/46	998,837	1,009,291
3.143% due 12/15/47	500,000	512,108
5.299% due 05/15/45 §	300,000	309,736

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-27

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust 3.753% due 12/15/47	$1,000,000	$1,049,641
Morgan Stanley Capital I Trust 3.596% due 12/15/49	400,000	414,700
UBS Commercial Mortgage Trust 4.171% due 05/10/45	500,000	532,125
UBS-Barclays Commercial Mortgage Trust 3.525% due 05/10/63	250,000	260,575
Wells Fargo Commercial Mortgage Trust 3.664% due 09/15/58	1,000,000	1,041,525
WFRBS Commercial Mortgage Trust 2.870% due 11/15/45	700,000	710,091

		16,942,796

Fannie Mae - 12.2%

2.500% due 10/01/27 - 01/01/43	6,983,915	7,043,321
2.940% due 08/01/39 §	14,009	14,866
3.000% due 05/01/22 - 07/01/47	35,789,759	36,075,131
3.442% due 06/01/38 §	7,909	8,371
3.500% due 10/01/25 - 07/01/47	36,355,886	37,491,683
4.000% due 09/01/18 - 07/01/47	19,777,543	20,825,216
4.500% due 05/01/18 - 07/01/47	8,366,925	9,014,877
5.000% due 12/01/17 - 01/01/42	3,170,126	3,469,524
5.500% due 11/01/33 - 07/01/41	2,100,679	2,346,518
6.000% due 09/01/34 - 06/01/40	869,384	986,403
6.500% due 09/01/36 - 07/01/38	156,211	173,402

		117,449,312

Freddie Mac - 7.9%

2.500% due 08/01/28 - 02/01/32	5,414,430	5,458,244
3.000% due 09/01/26 - 07/01/47	28,594,414	28,846,431
3.500% due 06/01/21 - 07/01/47	20,078,290	20,685,299
4.000% due 02/01/25 - 07/01/47	11,559,242	12,183,670
4.500% due 08/01/24 - 07/01/47	4,637,113	4,982,727
5.000% due 03/01/19 - 03/01/41	1,802,937	1,975,991
5.500% due 11/01/17 - 08/01/40	859,338	956,674
6.000% due 04/01/36 - 05/01/40	1,015,557	1,149,805
6.500% due 08/01/37 - 04/01/39	95,665	106,418

		76,345,259

Government National Mortgage Association - 7.9%

2.500% due 01/20/43	277,710	272,361
3.000% due 08/20/42 - 07/01/47	22,600,700	22,869,983
3.500% due 10/15/41 - 07/01/47	28,488,510	29,564,250
4.000% due 06/15/39 - 07/01/47	12,795,381	13,496,766
4.500% due 02/15/39 - 07/01/47	6,040,093	6,456,237
5.000% due 05/15/36 - 10/20/43	2,003,022	2,200,518
5.500% due 04/15/37 - 04/15/40	798,333	890,583
6.000% due 01/15/38 - 06/15/41	284,589	322,388
6.500% due 10/15/38 - 02/15/39	42,172	47,625

		76,120,711

Total Mortgage-Backed Securities (Cost $287,152,379)		286,858,078

ASSET-BACKED SECURITIES - 0.5%

American Express Credit Account Master Trust 1.640% due 12/15/21	240,000	239,884
AmeriCredit Automobile Receivables Trust 1.600% due 11/09/20	500,000	500,022
BA Credit Card Trust 1.950% due 08/15/22	200,000	200,761
Capital One Multi-Asset Execution Trust 1.820% due 09/15/22	600,000	600,479
CarMax Auto Owner Trust 1.980% due 11/15/21	500,000	501,852
Chase Issuance Trust 1.580% due 08/16/21	200,000	199,464

	Principal Amount	Value
Citibank Credit Card Issuance Trust 2.680% due 06/07/23	$500,000	$512,031
6.150% due 06/15/39	250,000	332,393
Discover Card Execution Note Trust 1.640% due 07/15/21	300,000	300,033
Ford Credit Auto Owner Trust ‘C’ 1.730% due 03/15/22	400,000	394,944
Hyundai Auto Receivables Trust ‘C’ 1.550% due 03/15/19	48,728	48,735
Nissan Auto Receivables Owner Trust ‘B’ 1.660% due 03/15/21	300,000	300,387
World Financial Network Credit Card Master Trust 2.550% due 06/17/24	500,000	506,168

Total Asset-Backed Securities (Cost $4,640,919)		4,637,153

U.S. GOVERNMENT AGENCY ISSUES - 1.9%

Fannie Mae 1.000% due 08/28/19	2,000,000	1,981,172
1.125% due 07/20/18	1,000,000	998,045
1.375% due 10/07/21	1,000,000	982,496
1.875% due 12/28/20	500,000	503,053
2.125% due 04/24/26	815,000	794,585
2.625% due 09/06/24	960,000	985,979
5.625% due 07/15/37	100,000	137,720
7.125% due 01/15/30	525,000	767,493
Federal Home Loan Bank 0.625% due 08/07/18	1,800,000	1,786,279
1.250% due 01/16/19	2,000,000	1,996,294
1.375% due 03/18/19	1,000,000	999,764
5.375% due 08/15/18	200,000	208,961
5.500% due 07/15/36	100,000	136,030
Freddie Mac 1.250% due 10/02/19	1,200,000	1,194,449
1.300% due 08/28/19	1,000,000	995,894
1.375% due 05/01/20	2,000,000	1,987,134
1.750% due 05/30/19	200,000	201,393
2.375% due 01/13/22	1,000,000	1,021,572
6.250% due 07/15/32	225,000	320,662
Tennessee Valley Authority 3.500% due 12/15/42	100,000	104,512
3.875% due 02/15/21	65,000	69,840
5.250% due 09/15/39	25,000	32,922
5.375% due 04/01/56	50,000	68,219
6.750% due 11/01/25	150,000	196,764
7.125% due 05/01/30	50,000	72,544

Total U.S. Government Agency Issues (Cost $18,332,642)		18,543,776

U.S. TREASURY OBLIGATIONS - 36.7%

U.S. Treasury Bonds - 5.9%

2.250% due 08/15/46	3,950,000	3,484,180
2.500% due 02/15/45	2,800,000	2,617,891
2.500% due 02/15/46	3,100,000	2,891,113
2.500% due 05/15/46	4,000,000	3,728,128
2.750% due 08/15/42	2,450,000	2,426,982
2.750% due 11/15/42	1,850,000	1,830,995
2.875% due 05/15/43	6,200,000	6,269,025
2.875% due 08/15/45	1,000,000	1,007,383
3.000% due 05/15/42	1,075,000	1,114,934
3.000% due 11/15/45	1,900,000	1,960,637
3.000% due 02/15/47	500,000	516,778
3.000% due 05/15/47	1,200,000	1,240,805
3.125% due 11/15/41	975,000	1,033,919
3.125% due 02/15/43	2,625,000	2,776,911

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-28

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
3.125% due 08/15/44	$5,600,000	$5,926,049
3.625% due 08/15/43	1,525,000	1,756,907
3.625% due 02/15/44	500,000	577,002
3.750% due 08/15/41	1,300,000	1,524,021
3.750% due 11/15/43	1,000,000	1,177,227
4.250% due 11/15/40	750,000	943,638
4.375% due 05/15/40	1,025,000	1,309,898
4.375% due 05/15/41	775,000	994,830
4.500% due 02/15/36	1,750,000	2,262,284
4.500% due 08/15/39	700,000	908,045
4.625% due 02/15/40	2,225,000	2,937,694
5.375% due 02/15/31	1,100,000	1,479,800
6.250% due 05/15/30	1,550,000	2,210,779

		56,907,855

U.S. Treasury Notes - 30.8%

0.750% due 07/31/18	1,700,000	1,690,471
0.750% due 10/31/18	4,000,000	3,969,764
0.875% due 05/15/19	600,000	594,551
0.875% due 06/15/19	1,200,000	1,188,492
1.000% due 11/30/18	8,400,000	8,360,461
1.000% due 03/15/19	1,500,000	1,490,917
1.000% due 10/15/19	1,200,000	1,188,844
1.125% due 01/31/19	6,400,000	6,377,875
1.125% due 04/30/20	5,500,000	5,440,275
1.125% due 02/28/21	5,400,000	5,290,839
1.125% due 06/30/21	1,500,000	1,464,024
1.125% due 07/31/21	4,100,000	3,996,381
1.125% due 08/31/21	2,300,000	2,239,579
1.250% due 12/31/18	1,300,000	1,298,095
1.250% due 01/31/19	3,225,000	3,219,834
1.250% due 03/31/19	5,000,000	4,990,135
1.250% due 04/30/19	5,000,000	4,988,475
1.250% due 05/31/19	3,000,000	2,993,145
1.250% due 06/30/19	2,000,000	1,994,766
1.250% due 10/31/19	750,000	747,071
1.250% due 01/31/20	750,000	745,503
1.250% due 02/29/20	9,000,000	8,942,697
1.250% due 03/31/21	2,000,000	1,966,992
1.375% due 09/30/18	3,600,000	3,602,250
1.375% due 11/30/18	1,500,000	1,500,673
1.375% due 12/31/18	650,000	650,343
1.375% due 01/31/20	7,700,000	7,680,149
1.375% due 02/15/20	6,200,000	6,180,867
1.375% due 03/31/20	5,500,000	5,479,699
1.375% due 06/30/23	4,300,000	4,139,924
1.500% due 08/31/18	1,250,000	1,252,564
1.500% due 12/31/18	11,700,000	11,727,425
1.500% due 03/31/19	3,000,000	3,007,851
1.500% due 05/15/20	5,000,000	4,994,630
1.500% due 05/31/20	2,000,000	1,997,226
1.500% due 06/15/20	500,000	499,297
1.500% due 03/31/23	1,500,000	1,458,925
1.500% due 08/15/26	3,200,000	2,993,875
1.625% due 06/30/19	2,000,000	2,009,414
1.625% due 08/31/19	4,400,000	4,420,539
1.625% due 11/30/20	4,500,000	4,497,453
1.625% due 08/15/22	2,025,000	1,997,788
1.625% due 11/15/22	4,975,000	4,892,311
1.625% due 05/31/23	1,000,000	977,969
1.625% due 10/31/23	3,000,000	2,921,778
1.625% due 02/15/26	4,900,000	4,657,200
1.625% due 05/15/26	1,300,000	1,232,613
1.750% due 10/31/20	5,100,000	5,121,813
1.750% due 11/30/21	500,000	498,731
1.750% due 05/15/22	1,250,000	1,243,140
1.750% due 06/30/22	2,000,000	1,987,110
1.750% due 05/15/23	5,250,000	5,171,864
1.875% due 06/30/20	4,200,000	4,239,539
1.875% due 01/31/22	500,000	500,655
1.875% due 02/28/22	6,000,000	6,007,380

	Principal Amount	Value
1.875% due 04/30/22	$2,000,000	$1,999,726
2.000% due 07/31/20	3,000,000	3,037,500
2.000% due 09/30/20	2,500,000	2,530,665
2.000% due 08/31/21	3,000,000	3,026,484
2.000% due 11/15/21	2,000,000	2,016,992
2.000% due 12/31/21	500,000	503,662
2.000% due 02/15/22	1,100,000	1,108,358
2.000% due 11/30/22	2,400,000	2,405,345
2.000% due 02/15/23	6,950,000	6,953,392
2.000% due 05/31/24	5,000,000	4,959,080
2.000% due 02/15/25	2,000,000	1,972,460
2.000% due 11/15/26	1,500,000	1,463,028
2.125% due 08/15/21	2,200,000	2,231,024
2.125% due 11/30/23	6,000,000	6,019,806
2.125% due 02/29/24	4,500,000	4,504,833
2.250% due 07/31/18	1,400,000	1,414,382
2.250% due 04/30/21	5,700,000	5,811,549
2.250% due 12/31/23	4,000,000	4,039,532
2.250% due 01/31/24	2,000,000	2,018,554
2.250% due 11/15/24	2,000,000	2,010,976
2.250% due 11/15/25	2,200,000	2,200,645
2.250% due 02/15/27	6,700,000	6,671,210
2.375% due 08/15/24	10,300,000	10,456,313
2.500% due 08/15/23	4,450,000	4,567,075
2.625% due 08/15/20	1,800,000	1,856,601
2.625% due 11/15/20	2,000,000	2,064,336
2.750% due 02/15/19	1,350,000	1,380,243
2.750% due 11/15/23	6,600,000	6,869,669
2.750% due 02/15/24	8,000,000	8,322,184
3.125% due 05/15/21	1,750,000	1,841,430
3.375% due 11/15/19	1,750,000	1,828,647
3.750% due 11/15/18	2,475,000	2,555,680
4.000% due 08/15/18	1,050,000	1,081,541

		296,445,103

Total U.S. Treasury Obligations (Cost $350,741,142)		353,352,958

FOREIGN GOVERNMENT BONDS & NOTES - 1.7%

Canada Government (Canada) 1.625% due 02/27/19	550,000	551,946
Chile Government (Chile) 3.125% due 01/21/26	75,000	76,676
3.860% due 06/21/47	300,000	301,313
Colombia Government (Colombia) 4.375% due 07/12/21	300,000	319,950
4.500% due 01/28/26	500,000	533,437
5.000% due 06/15/45	300,000	303,300
7.375% due 03/18/19	100,000	109,150
Export Development Canada (Canada) 1.250% due 02/04/19	400,000	398,468
Export-Import Bank of Korea (South Korea) 1.750% due 05/26/19	200,000	198,914
2.375% due 08/12/19	300,000	301,786
2.750% due 01/25/22	200,000	200,715
5.000% due 04/11/22	200,000	220,800
Hungary Government (Hungary) 5.375% due 03/25/24	200,000	225,483
6.375% due 03/29/21	350,000	394,093
7.625% due 03/29/41	200,000	298,718
Hydro-Quebec (Canada) 8.400% due 01/15/22	100,000	123,721
Iraq Government AID 2.149% due 01/18/22	200,000	200,830
Israel Government (Israel) 5.125% due 03/26/19	300,000	318,131
Israel Government AID 5.500% due 04/26/24	25,000	29,863

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-29

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Japan Bank for International Cooperation (Japan) 1.750% due 07/31/18	$200,000	$199,996
1.875% due 07/21/26	200,000	186,021
2.125% due 02/07/19	200,000	200,657
2.250% due 02/24/20	500,000	502,319
3.375% due 07/31/23	200,000	210,063
Korea International (South Korea) 2.750% due 01/19/27	200,000	196,579
7.125% due 04/16/19	100,000	109,110
Mexico Government (Mexico) 3.500% due 01/21/21	90,000	93,870
3.625% due 03/15/22	296,000	307,692
4.000% due 10/02/23	550,000	576,427
4.150% due 03/28/27	200,000	207,350
4.600% due 01/23/46	500,000	490,150
4.750% due 03/08/44	264,000	264,924
6.750% due 09/27/34	225,000	288,173
Panama Government (Panama) 4.000% due 09/22/24	200,000	211,000
4.500% due 05/15/47	350,000	354,812
6.700% due 01/26/36	100,000	129,250
8.875% due 09/30/27	100,000	143,000
Peruvian Government (Peru) 7.125% due 03/30/19	200,000	219,500
8.750% due 11/21/33	200,000	307,000
Philippine Government (Philippines)
3.950% due 01/20/40	300,000	313,797
4.000% due 01/15/21	325,000	346,435
6.375% due 10/23/34	250,000	336,845
7.750% due 01/14/31	200,000	288,825
Province of British Columbia (Canada) 2.000% due 10/23/22	100,000	99,169
2.650% due 09/22/21	100,000	102,642
Province of Manitoba (Canada) 1.750% due 05/30/19	100,000	100,097
2.125% due 05/04/22	250,000	249,043
Province of Ontario (Canada) 1.625% due 01/18/19	100,000	100,034
2.000% due 09/27/18	125,000	125,743
2.250% due 05/18/22	500,000	500,005
2.400% due 02/08/22	350,000	352,891
4.000% due 10/07/19	150,000	157,347
4.400% due 04/14/20	250,000	266,712
Province of Quebec (Canada) 2.375% due 01/31/22	250,000	252,306
2.750% due 08/25/21	100,000	102,560
2.750% due 04/12/27	350,000	348,943
3.500% due 07/29/20	100,000	104,700
7.500% due 07/15/23	100,000	126,036
7.500% due 09/15/29	75,000	107,193
Republic of Italy Government (Italy) 6.875% due 09/27/23	150,000	176,836
Republic of Poland Government (Poland) 3.000% due 03/17/23	150,000	152,802
4.000% due 01/22/24	150,000	160,670
6.375% due 07/15/19	200,000	217,590
The Korea Development Bank (South Korea) 2.000% due 09/12/26	400,000	366,104
2.875% due 08/22/18	200,000	202,118
Ukraine Government AID Bonds 1.847% due 05/29/20	301,000	302,014
Uruguay Government (Uruguay) 4.125% due 11/20/45	143,467	132,707
4.375% due 10/27/27	50,000	53,375
5.100% due 06/18/50	200,000	204,250

Total Foreign Government Bonds & Notes (Cost $16,449,883)		16,654,976

	Principal Amount	Value
MUNICIPAL BONDS - 0.6%

American Municipal Power Inc OH ‘B’ 6.449% due 02/15/44	$25,000	$32,387
8.084% due 02/15/50	300,000	484,416
Bay Area Toll Authority CA 6.263% due 04/01/49	25,000	35,608
7.043% due 04/01/50	50,000	76,587
Central Puget Sound Regional Transit Authority WA 5.491% due 11/01/39	25,000	31,896
Chicago Transit Authority IL ‘B’ 6.899% due 12/01/40	100,000	127,302
City of Chicago IL ‘B’ 7.375% due 01/01/33	35,000	36,089
7.750% due 01/01/42	50,000	51,011
City of New York NY 5.517% due 10/01/37	40,000	49,578
Commonwealth of Massachusetts 4.910% due 05/01/29	100,000	116,602
5.456% due 12/01/39	25,000	31,560
County of Clark Department of Aviation NV ‘C’ 6.820% due 07/01/45	125,000	181,414
Dallas Independent School District TX ‘C’ 6.450% due 02/15/35	50,000	57,304
Los Angeles Unified School District CA 5.750% due 07/01/34	300,000	379,218
6.758% due 07/01/34	100,000	137,799
Metropolitan Transportation Authority NY 5.871% due 11/15/39	25,000	31,283
6.668% due 11/15/39	55,000	75,263
Municipal Electric Authority of Georgia 6.637% due 04/01/57	25,000	30,677
6.655% due 04/01/57	100,000	122,780
New Jersey Economic Development Authority ‘A’ 7.425% due 02/15/29	125,000	153,755
New Jersey Transportation Trust Fund Authority ‘C’ 6.104% due 12/15/28	150,000	157,389
New Jersey Turnpike Authority ‘A’ 7.102% due 01/01/41	100,000	146,856
New York City Transitional Finance Authority Future Tax Secured Revenue NY 5.572% due 11/01/38	30,000	37,562
New York City Water & Sewer System 5.952% due 06/15/42	50,000	67,559
6.011% due 06/15/42	10,000	13,591
New York State Urban Development Corp 5.770% due 03/15/39	25,000	30,839
Pennsylvania Turnpike Commission ‘B’ 5.511% due 12/01/45	75,000	92,835
Port Authority of New York & New Jersey 4.229% due 10/15/57	30,000	31,645
4.458% due 10/01/62	100,000	109,534
5.647% due 11/01/40	150,000	189,387
San Diego County Regional Transportation Commission CA 5.911% due 04/01/48	50,000	65,808
South Carolina Public Service Authority ‘D’ 2.388% due 12/01/23	50,000	47,086
State Board of Administration Finance Corp FL ‘A’ 2.995% due 07/01/20	100,000	102,230
State of California 6.200% due 10/01/19	25,000	27,392
7.300% due 10/01/39	100,000	146,181
7.500% due 04/01/34	50,000	72,830
7.550% due 04/01/39	150,000	229,158
7.600% due 11/01/40	270,000	420,555
7.625% due 03/01/40	40,000	61,150

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-30

PACIFIC SELECT FUND

PD AGGREGATE BOND INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
State of California Department of Water Resources Power Supply Revenue 2.000% due 05/01/22	$25,000	$24,744
State of Connecticut ‘D’ 5.090% due 10/01/30	50,000	55,112
State of Illinois 5.100% due 06/01/33	425,000	398,276
6.725% due 04/01/35	100,000	101,014
State of Texas 5.517% due 04/01/39	100,000	131,055
State of Utah ‘D’ 4.554% due 07/01/24	15,000	16,468
State of Wisconsin 3.154% due 05/01/27	250,000	251,550
Texas Transportation Commission State Highway Fund 5.178% due 04/01/30	25,000	29,607
The Ohio State University ‘C’ 4.910% due 06/01/40	300,000	358,989
University of California 3.063% due 07/01/25	50,000	50,548
4.767% due 05/15/15	75,000	76,009
4.858% due 05/15/12	100,000	103,473

Total Municipal Bonds (Cost $5,251,966)		5,888,961

	Shares

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds T-Fund Portfolio	18,083,146	18,083,146

Total Short-Term Investment (Cost $18,083,146)		18,083,146

TOTAL INVESTMENTS - 101.2% (Cost $963,740,063)		974,060,435

OTHER ASSETS & LIABILITIES, NET - (1.2%)		(11,285,341)

NET ASSETS - 100.0%		$962,775,094

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition as a percentage of net assets was as follows:

U.S. Treasury Obligations	36.7%
Mortgage-Backed Securities	29.8%
Corporate Bonds & Notes	28.1%
Others (each less than 3.0%)	6.6%

	101.2%
Other Assets & Liabilities, Net	(1.2%	)

	100.0%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$270,041,387	$-	$270,041,387	$-
	Mortgage-Backed Securities	286,858,078	-	286,858,078	-
	Asset-Backed Securities	4,637,153	-	4,637,153	-
	U.S. Government Agency Issues	18,543,776	-	18,543,776	-
	U.S. Treasury Obligations	353,352,958	-	353,352,958	-
	Foreign Government Bonds & Notes	16,654,976	-	16,654,976	-
	Municipal Bonds	5,888,961	-	5,888,961	-
	Short-Term Investment	18,083,146	18,083,146	-	-

	Total	$974,060,435	$18,083,146	$955,977,289	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-31

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Energy - 0.0%

Comstock Resources Inc Exercise @ $0.01 Exp 09/06/18 *	275	$1,942

Total Warrants (Cost $0)		1,942

	Principal Amount

CORPORATE BONDS & NOTES - 98.3%

Basic Materials - 7.0%

AK Steel Corp
7.000% due 03/15/27	$100,000	103,750
7.625% due 10/01/21	100,000	104,532
Alcoa Nederland Holding BV 6.750% due 09/30/24 ~	200,000	218,000
Aleris International Inc 9.500% due 04/01/21 ~	180,000	185,992
Allegheny Technologies Inc 7.875% due 08/15/23	200,000	210,000
Anglo American Capital PLC (United Kingdom)
3.625% due 05/14/20 ~	500,000	510,625
4.750% due 04/10/27 ~	200,000	205,960
ArcelorMittal (Luxembourg)
5.750% due 08/05/20	100,000	108,125
6.125% due 06/01/25	200,000	225,000
6.750% due 02/25/22	200,000	226,000
7.500% due 10/15/39	350,000	394,187
Ashland LLC 4.750% due 08/15/22	250,000	262,500
Axalta Coating Systems LLC 4.875% due 08/15/24 ~	150,000	155,250
Baffinland Iron Mines Corp (Canada) 12.000% due 02/01/22 ~	50,000	48,625
Barminco Finance Property Ltd (Australia) 6.625% due 05/15/22 ~	50,000	49,000
Blue Cube Spinco Inc
9.750% due 10/15/23	65,000	78,975
10.000% due 10/15/25	85,000	104,975
BlueScope Steel Finance Ltd (Australia) 6.500% due 05/15/21 ~	82,000	86,715
Cascades Inc (Canada) 5.500% due 07/15/22 ~	90,000	92,250
CF Industries Inc
3.450% due 06/01/23	255,000	241,612
4.950% due 06/01/43	39,000	33,638
5.375% due 03/15/44	225,000	202,219
7.125% due 05/01/20	50,000	55,375
Clearwater Paper Corp 5.375% due 02/01/25 ~	50,000	49,750
Cliffs Natural Resources Inc
5.750% due 03/01/25 ~	140,000	132,650
8.250% due 03/31/20 ~	47,000	51,465
Coeur Mining Inc 5.875% due 06/01/24 ~	50,000	48,688
Commercial Metals Co
4.875% due 05/15/23	100,000	101,625
7.350% due 08/15/18	100,000	105,937
Consolidated Energy Finance SA (Trinidad and Tobago) 6.750% due 10/15/19 ~	200,000	205,250
Constellium NV (Netherlands)
5.750% due 05/15/24 ~	50,000	46,500
6.625% due 03/01/25 ~	250,000	240,000

	Principal Amount	Value
CVR Partners LP 9.250% due 06/15/23 ~	$100,000	$105,000
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	60,000	61,725
FMG Resources Property Ltd (Australia)
4.750% due 05/15/22 ~	225,000	226,406
5.125% due 05/15/24 ~	90,000	90,225
Freeport-McMoRan Inc
3.100% due 03/15/20	100,000	98,250
3.550% due 03/01/22	500,000	471,090
3.875% due 03/15/23	100,000	93,500
5.450% due 03/15/43	350,000	303,555
6.875% due 02/15/23	400,000	424,000
GCP Applied Technologies Inc 9.500% due 02/01/23 ~	27,000	30,713
Hecla Mining Co 6.875% due 05/01/21	100,000	103,775
Hexion Inc
6.625% due 04/15/20	148,000	135,790
9.000% due 11/15/20	100,000	68,500
10.000% due 04/15/20	100,000	99,750
10.375% due 02/01/22 ~	145,000	144,275
13.750% due 02/01/22 ~	25,000	22,125
Hudbay Minerals Inc (Canada)
7.250% due 01/15/23 ~	200,000	207,250
7.625% due 01/15/25 ~	25,000	26,313
Huntsman International LLC 4.875% due 11/15/20	100,000	105,500
IAMGOLD Corp (Canada) 7.000% due 04/15/25 ~	50,000	51,625
Joseph T Ryerson & Son Inc 11.000% due 05/15/22 ~	125,000	141,719
Kinross Gold Corp (Canada)
4.500% due 07/15/27 # ~	95,000	95,000
5.125% due 09/01/21	150,000	160,500
Kissner Holdings LP (Canada) 8.375% due 12/01/22 ~	100,000	104,250
Kraton Polymers LLC 7.000% due 04/15/25 ~	100,000	105,500
Lundin Mining Corp (Canada)
7.500% due 11/01/20 ~	90,000	94,851
7.875% due 11/01/22 ~	100,000	109,500
Mercer International Inc (Canada) 7.750% due 12/01/22	100,000	107,625
Momentive Performance Materials Inc 3.880% due 10/24/21	95,000	94,525
New Gold Inc (Canada) 6.250% due 11/15/22 ~	100,000	103,250
Olin Corp
5.125% due 09/15/27	60,000	61,950
5.500% due 08/15/22	100,000	105,500
Platform Specialty Products Corp 6.500% due 02/01/22 ~	236,000	244,850
PolyOne Corp 5.250% due 03/15/23	91,000	96,005
PQ Corp 6.750% due 11/15/22 ~	114,000	122,835
Rain CII Carbon LLC 7.250% due 04/01/25 ~	100,000	103,500
Rayonier AM Products Inc 5.500% due 06/01/24 ~	81,000	79,229
Real Alloy Holding Inc 10.000% due 01/15/19 ~	50,000	48,625
Resolute Forest Products Inc 5.875% due 05/15/23	100,000	97,875
Signode Industrial Group Lux SA 6.375% due 05/01/22 ~	125,000	131,250
SPCM SA (France) 4.875% due 09/15/25 ~	55,000	56,237
Steel Dynamics Inc 5.125% due 10/01/21	310,000	319,139

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-32

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Stora Enso OYJ (Finland) 7.250% due 04/15/36 ~	$100,000	$118,500
Taseko Mines Ltd (Canada) 7.750% due 04/15/19	50,000	50,080
Teck Resources Ltd (Canada)
4.750% due 01/15/22	97,000	100,880
6.250% due 07/15/41	300,000	312,750
8.500% due 06/01/24 ~	238,000	275,485
Tembec Industries Inc (Canada) 9.000% due 12/15/19 ~	50,000	52,037
The Chemours Co
5.375% due 05/15/27	55,000	56,512
6.625% due 05/15/23	180,000	191,250
7.000% due 05/15/25	130,000	142,350
TPC Group Inc 8.750% due 12/15/20 ~	100,000	90,500
Tronox Finance LLC
6.375% due 08/15/20	100,000	100,500
7.500% due 03/15/22 ~	145,000	150,075
United States Steel Corp
7.375% due 04/01/20	48,000	52,147
7.500% due 03/15/22	100,000	102,750
8.375% due 07/01/21 ~	234,000	257,985
Valvoline Inc 5.500% due 07/15/24 ~	100,000	106,000
WR Grace & Co 5.625% due 10/01/24 ~	100,000	107,250

		12,605,303

Communications - 20.4%

Acosta Inc 7.750% due 10/01/22 ~	80,000	61,000
Altice Financing SA (Luxembourg)
6.625% due 02/15/23 ~	200,000	212,688
7.500% due 05/15/26 ~	500,000	556,250
Altice Finco SA (Luxembourg) 8.125% due 01/15/24 ~	200,000	218,500
Altice Luxembourg SA (Luxembourg)
7.625% due 02/15/25 ~	200,000	220,750
7.750% due 05/15/22 ~	400,000	425,000
Altice US Finance I Corp
5.375% due 07/15/23 ~	200,000	208,625
5.500% due 05/15/26 ~	200,000	210,500
AMC Networks Inc
4.750% due 12/15/22	68,000	70,332
5.000% due 04/01/24	100,000	102,625
Anixter Inc
5.125% due 10/01/21	50,000	53,500
5.500% due 03/01/23	100,000	107,250
Block Communications Inc 6.875% due 02/15/25 ~	50,000	53,750
Cablevision Systems Corp
5.875% due 09/15/22	100,000	105,375
8.000% due 04/15/20	100,000	111,625
CBS Radio Inc 7.250% due 11/01/24 ~	100,000	103,500
CCO Holdings LLC
5.125% due 02/15/23	125,000	129,297
5.125% due 05/01/23 ~	200,000	210,500
5.125% due 05/01/27 ~	425,000	435,625
5.250% due 03/15/21	100,000	102,813
5.250% due 09/30/22	100,000	103,190
5.375% due 05/01/25 ~	100,000	106,750
5.500% due 05/01/26 ~	150,000	159,563
5.750% due 09/01/23	50,000	52,250
5.750% due 01/15/24	200,000	211,250
5.750% due 02/15/26 ~	365,000	391,462
5.875% due 04/01/24 ~	192,000	205,440
5.875% due 05/01/27 ~	100,000	107,125

	Principal Amount	Value
Cengage Learning Inc 9.500% due 06/15/24 ~	$111,000	$98,790
CenturyLink Inc
5.625% due 04/01/20	122,000	129,510
5.625% due 04/01/25	300,000	300,624
5.800% due 03/15/22	500,000	521,875
7.600% due 09/15/39	100,000	93,500
7.650% due 03/15/42	100,000	93,375
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	344,000	351,833
6.375% due 09/15/20 ~	82,000	83,845
Cincinnati Bell Inc 7.000% due 07/15/24 ~	200,000	209,540
Clear Channel International BV 8.750% due 12/15/20 ~	100,000	106,500
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	407,000	419,647
7.625% due 03/15/20	200,000	199,750
Cogent Communications Finance Inc 5.625% due 04/15/21 ~	100,000	103,000
CommScope Inc 5.500% due 06/15/24 ~	110,000	114,916
CommScope Technologies LLC
5.000% due 03/15/27 ~	50,000	50,000
6.000% due 06/15/25 ~	257,000	275,632
Consolidated Communications Inc 6.500% due 10/01/22	100,000	100,000
CSC Holdings LLC
5.250% due 06/01/24	200,000	204,520
5.500% due 04/15/27 ~	200,000	212,000
6.750% due 11/15/21	100,000	111,000
7.625% due 07/15/18	50,000	52,875
10.125% due 01/15/23 ~	300,000	348,750
10.875% due 10/15/25 ~	400,000	482,500
Cumulus Media Holdings Inc 7.750% due 05/01/19	100,000	28,000
DISH DBS Corp
5.000% due 03/15/23	100,000	102,750
5.125% due 05/01/20	100,000	104,625
5.875% due 07/15/22	300,000	323,250
5.875% due 11/15/24	365,000	390,813
6.750% due 06/01/21	400,000	445,000
7.750% due 07/01/26	318,000	377,625
Embarq Corp 7.995% due 06/01/36	200,000	203,000
Frontier Communications Corp
6.250% due 09/15/21	140,000	125,300
6.875% due 01/15/25	130,000	103,025
7.125% due 01/15/23	200,000	167,500
7.625% due 04/15/24	150,000	124,313
8.500% due 04/15/20	79,000	83,246
8.875% due 09/15/20	400,000	424,248
9.000% due 08/15/31	200,000	161,500
9.250% due 07/01/21	100,000	98,349
10.500% due 09/15/22	235,000	224,719
11.000% due 09/15/25	380,000	354,350
GCI Inc 6.750% due 06/01/21	100,000	102,625
Gogo Intermediate Holdings LLC 12.500% due 07/01/22 ~	85,000	97,006
Gray Television Inc
5.125% due 10/15/24 ~	45,000	45,563
5.875% due 07/15/26 ~	175,000	178,938
GTT Communications Inc 7.875% due 12/31/24 ~	100,000	107,250
Hughes Satellite Systems Corp
5.250% due 08/01/26	75,000	78,656
6.500% due 06/15/19	94,000	101,873
6.625% due 08/01/26	165,000	177,788
7.625% due 06/15/21	95,000	108,300

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-33

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
IAC/InterActiveCorp 4.875% due 11/30/18	$39,000	$39,371
iHeartCommunications Inc
9.000% due 12/15/19	200,000	157,750
9.000% due 03/01/21	150,000	113,063
9.000% due 09/15/22	115,000	85,531
10.625% due 03/15/23	250,000	190,625
11.250% due 03/01/21 ~	140,000	105,700
11.250% due 03/01/21	100,000	75,875
Inmarsat Finance PLC (United Kingdom) 4.875% due 05/15/22 ~	190,000	193,800
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	180,000	149,850
7.250% due 04/01/19	150,000	150,225
7.250% due 10/15/20	250,000	237,500
7.500% due 04/01/21	250,000	231,875
8.000% due 02/15/24 ~	250,000	270,000
9.750% due 07/15/25 # ~	275,000	275,344
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	116,000	64,380
Lamar Media Corp
5.000% due 05/01/23	200,000	209,000
5.375% due 01/15/24	45,000	47,250
Level 3 Financing Inc
5.125% due 05/01/23	150,000	156,093
5.250% due 03/15/26	100,000	104,011
5.375% due 08/15/22	185,000	191,012
5.375% due 01/15/24	200,000	209,250
5.375% due 05/01/25	80,000	84,400
6.125% due 01/15/21	50,000	51,625
Liberty Interactive LLC 8.250% due 02/01/30	100,000	108,000
LIN Television Corp 5.875% due 11/15/22	100,000	105,250
Match Group Inc 6.750% due 12/15/22	100,000	104,375
MDC Partners Inc 6.500% due 05/01/24 ~	100,000	100,250
Mediacom Broadband LLC 6.375% due 04/01/23	100,000	104,989
MHGE Parent LLC 8.500% Cash or 9.250% PIK due 08/01/19 ~	90,000	90,450
Millicom International Cellular SA (Luxembourg) 6.625% due 10/15/21 ~	125,000	130,469
Netflix Inc
4.375% due 11/15/26 ~	105,000	105,000
5.500% due 02/15/22	150,000	163,640
5.875% due 02/15/25	225,000	249,750
Nexstar Broadcasting Inc 5.625% due 08/01/24 ~	159,000	161,385
Nokia OYJ (Finland)
3.375% due 06/12/22	120,000	121,212
4.375% due 06/12/27	120,000	122,476
5.375% due 05/15/19	31,000	32,870
6.625% due 05/15/39	50,000	57,813
Outfront Media Capital LLC
5.250% due 02/15/22	50,000	52,000
5.625% due 02/15/24	100,000	104,750
5.875% due 03/15/25	100,000	105,125
Plantronics Inc 5.500% due 05/31/23 ~	126,000	132,143
Qualitytech LP 5.875% due 08/01/22	100,000	104,500
Quebecor Media Inc (Canada) 5.750% due 01/15/23	100,000	105,875
Qwest Capital Funding Inc 7.750% due 02/15/31	150,000	143,292

	Principal Amount	Value
Radiate Holdco LLC 6.625% due 02/15/25 ~	$50,000	$50,125
Sable International Finance Ltd 6.875% due 08/01/22 ~	100,000	108,500
SFR Group SA (France)
6.000% due 05/15/22 ~	500,000	523,750
6.250% due 05/15/24 ~	150,000	159,000
7.375% due 05/01/26 ~	767,000	835,071
Sinclair Television Group Inc
5.375% due 04/01/21	100,000	102,900
5.625% due 08/01/24 ~	195,000	200,606
Sirius XM Radio Inc
3.875% due 08/01/22 # ~	105,000	106,346
4.250% due 05/15/20 ~	80,000	80,968
4.625% due 05/15/23 ~	80,000	82,500
5.000% due 08/01/27 # ~	120,000	121,500
5.375% due 07/15/26 ~	171,000	177,413
5.750% due 08/01/21 ~	200,000	207,000
6.000% due 07/15/24 ~	195,000	207,675
SoftBank Group Corp (Japan) 4.500% due 04/15/20 ~	350,000	364,731
Sprint Capital Corp
6.875% due 11/15/28	300,000	334,221
6.900% due 05/01/19	150,000	160,836
8.750% due 03/15/32	200,000	252,500
Sprint Communications Inc
6.000% due 11/15/22	300,000	318,750
7.000% due 03/01/20 ~	100,000	110,000
7.000% due 08/15/20	550,000	606,375
9.000% due 11/15/18 ~	148,000	160,811
11.500% due 11/15/21	100,000	128,500
Sprint Corp
7.125% due 06/15/24	200,000	223,000
7.250% due 09/15/21	250,000	278,437
7.625% due 02/15/25	250,000	288,437
7.875% due 09/15/23	600,000	691,500
Symantec Corp
4.200% due 09/15/20	100,000	105,500
5.000% due 04/15/25 ~	240,000	251,774
T-Mobile USA Inc
4.000% due 04/15/22	200,000	208,640
6.000% due 03/01/23	315,000	334,193
6.375% due 03/01/25	325,000	352,219
6.500% due 01/15/26	280,000	309,750
6.625% due 04/01/23	193,000	204,715
6.836% due 04/28/23	200,000	214,000
TEGNA Inc
4.875% due 09/15/21 ~	200,000	206,000
5.125% due 07/15/20	88,000	90,310
6.375% due 10/15/23	100,000	105,875
Telecom Italia Capital SA (Italy) 7.200% due 07/18/36	350,000	407,531
Telecom Italia SPA (Italy) 5.303% due 05/30/24 ~	550,000	591,937
Telesat Canada (Canada) 8.875% due 11/15/24 ~	85,000	95,625
The EW Scripps Co 5.125% due 05/15/25 ~	100,000	103,250
The McClatchy Co 9.000% due 12/15/22	146,000	151,840
TIBCO Software Inc 11.375% due 12/01/21 ~	145,000	160,225
Time Inc 5.750% due 04/15/22 ~	67,000	69,596
Tribune Media Co 5.875% due 07/15/22	175,000	184,187
Trilogy International Partners LLC (New Zealand) 8.875% due 05/01/22 ~	100,000	104,375

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-34

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
United States Cellular Corp 6.700% due 12/15/33	$100,000	$102,750
Unitymedia GmbH (Germany) 6.125% due 01/15/25 ~	300,000	323,250
Univision Communications Inc
5.125% due 05/15/23 ~	250,000	253,045
5.125% due 02/15/25 ~	199,000	197,756
6.750% due 09/15/22 ~	90,000	93,825
UPCB Finance IV Ltd (Netherlands) 5.375% due 01/15/25 ~	200,000	210,250
Urban One Inc 7.375% due 04/15/22 ~	100,000	104,000
VeriSign Inc
4.625% due 05/01/23	75,000	77,250
4.750% due 07/15/27 # ~	95,000	96,544
5.250% due 04/01/25	100,000	107,250
Viacom Inc
5.875% due 02/28/57 §	120,000	124,928
6.250% due 02/28/57 §	142,000	147,960
ViaSat Inc 6.875% due 06/15/20	50,000	51,015
Videotron Ltd (Canada)
5.125% due 04/15/27 ~	200,000	206,000
5.375% due 06/15/24 ~	100,000	106,000
Virgin Media Finance PLC (United Kingdom)
5.750% due 01/15/25 ~	250,000	260,312
6.375% due 04/15/23 ~	200,000	211,000
Virgin Media Secured Finance PLC (United Kingdom) 5.500% due 08/15/26 ~	100,000	105,000
West Corp
4.750% due 07/15/21 ~	100,000	102,125
5.375% due 07/15/22 ~	100,000	101,250
WideOpenWest Finance LLC 10.250% due 07/15/19	161,000	166,031
Wind Acquisition Finance SA (Italy)
4.750% due 07/15/20 ~	95,000	96,235
6.500% due 04/30/20 ~	200,000	207,250
7.375% due 04/23/21 ~	250,000	260,156
Windstream Services LLC
7.500% due 04/01/23	100,000	88,250
7.750% due 10/01/21	300,000	283,500
Zayo Group LLC
5.750% due 01/15/27 ~	295,000	309,381
6.000% due 04/01/23	190,000	200,925
6.375% due 05/15/25	100,000	108,312
Ziggo Bond Finance BV (Netherlands) 6.000% due 01/15/27 ~	200,000	202,750
Ziggo Secured Finance BV (Netherlands) 5.500% due 01/15/27 ~	200,000	204,750

		36,681,317

Consumer, Cyclical - 13.8%

24 Hour Fitness Worldwide Inc 8.000% due 06/01/22 ~	70,000	65,450
Adient Global Holdings Ltd 4.875% due 08/15/26 ~	200,000	201,500
Air Canada (Canada) 7.750% due 04/15/21 ~	50,000	57,500
Algeco Scotsman Global Finance PLC (United Kingdom)
8.500% due 10/15/18 ~	100,000	94,000
10.750% due 10/15/19 ~	100,000	75,000
Allegiant Travel Co 5.500% due 07/15/19	100,000	104,500
Allison Transmission Inc 5.000% due 10/01/24 ~	170,000	174,675
AMC Entertainment Holdings Inc
5.875% due 02/15/22	100,000	104,750
5.875% due 11/15/26 ~	115,000	120,319

	Principal Amount	Value
American Axle & Manufacturing Inc
6.250% due 04/01/25 ~	$100,000	$97,750
6.500% due 04/01/27 ~	65,000	63,375
6.625% due 10/15/22	200,000	206,000
American Builders & Contractors Supply Co Inc 5.625% due 04/15/21 ~	32,000	33,080
American Greetings Corp 7.875% due 02/15/25 ~	100,000	108,625
American Tire Distributors Inc 10.250% due 03/01/22 ~	162,000	168,480
Aramark Services Inc
5.000% due 04/01/25 ~	150,000	158,812
5.125% due 01/15/24	155,000	163,331
Asbury Automotive Group Inc 6.000% due 12/15/24	100,000	102,250
BCD Acquisition Inc 9.625% due 09/15/23 ~	80,000	86,800
Beazer Homes USA Inc
5.750% due 06/15/19	100,000	105,188
8.750% due 03/15/22	105,000	117,337
Boyd Gaming Corp
6.375% due 04/01/26	100,000	108,375
6.875% due 05/15/23	87,000	93,416
Brinker International Inc 3.875% due 05/15/23	100,000	97,250
Brookfield Residential Properties Inc (Canada)
6.125% due 07/01/22 ~	100,000	104,000
6.500% due 12/15/20 ~	40,000	41,400
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	100,000	103,250
11.000% due 10/01/21	200,000	214,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	50,000	54,375
CalAtlantic Group Inc
5.000% due 06/15/27	100,000	100,500
5.875% due 11/15/24	100,000	108,750
6.625% due 05/01/20	50,000	55,500
8.375% due 01/15/21	100,000	118,625
Carmike Cinemas Inc 6.000% due 06/15/23 ~	100,000	106,000
Carrols Restaurant Group Inc 8.000% due 05/01/22	100,000	106,875
Cedar Fair LP
5.375% due 06/01/24	100,000	105,000
5.375% due 04/15/27 ~	80,000	84,800
Century Communities Inc 5.875% due 07/15/25 ~	100,000	99,750
Choice Hotels International Inc 5.750% due 07/01/22	50,000	55,750
Churchill Downs Inc 5.375% due 12/15/21	100,000	104,250
Cinemark USA Inc 4.875% due 06/01/23	125,000	128,320
Claire’s Stores Inc 9.000% due 03/15/19 ~	200,000	102,000
CST Brands Inc 5.000% due 05/01/23	50,000	52,760
Dana Financing Luxembourg SARL 5.750% due 04/15/25 ~	100,000	103,750
Dana Inc
5.375% due 09/15/21	21,000	21,617
5.500% due 12/15/24	100,000	104,250
Diamond Resorts International Inc
7.750% due 09/01/23 ~	55,000	58,438
10.750% due 09/01/24 ~	125,000	133,125
Dollar Tree Inc
5.250% due 03/01/20	110,000	113,094
5.750% due 03/01/23	295,000	312,331

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-35

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
DriveTime Automotive Group Inc 8.000% due 06/01/21 ~	$100,000	$100,750
Eldorado Resorts Inc 6.000% due 04/01/25 ~	100,000	106,375
Ferrellgas LP
6.500% due 05/01/21	100,000	95,000
6.750% due 06/15/23	100,000	93,500
Fiat Chrysler Automobiles NV (United Kingdom)
4.500% due 04/15/20	200,000	205,750
5.250% due 04/15/23	250,000	255,312
GameStop Corp
5.500% due 10/01/19 ~	50,000	51,625
6.750% due 03/15/21 ~	100,000	104,400
Gibson Brands Inc 8.875% due 08/01/18 ~	50,000	44,688
Global Partners LP 7.000% due 06/15/23	100,000	100,000
GLP Capital LP
4.375% due 11/01/18	111,000	114,052
4.375% due 04/15/21	50,000	52,625
4.875% due 11/01/20	172,000	184,255
5.375% due 11/01/23	26,000	28,373
5.375% due 04/15/26	100,000	109,479
Group 1 Automotive Inc 5.000% due 06/01/22	65,000	66,300
Guitar Center Inc 6.500% due 04/15/19 ~	105,000	91,744
H&E Equipment Services Inc 7.000% due 09/01/22	150,000	156,750
Hanesbrands Inc
4.625% due 05/15/24 ~	161,000	164,220
4.875% due 05/15/26 ~	80,000	81,600
HD Supply Inc
5.250% due 12/15/21 ~	110,000	115,844
5.750% due 04/15/24 ~	200,000	213,000
Hilton Domestic Operating Co Inc 4.250% due 09/01/24 ~	105,000	106,706
Hilton Worldwide Finance LLC
4.625% due 04/01/25 ~	120,000	124,050
4.875% due 04/01/27 ~	115,000	120,606
Hot Topic Inc 9.250% due 06/15/21 ~	50,000	48,250
IHO Verwaltungs GmbH (Germany) 4.750% Cash or 5.500% PIK due 09/15/26 ~	200,000	202,750
International Game Technology PLC
5.625% due 02/15/20 ~	200,000	213,630
6.250% due 02/15/22 ~	200,000	219,500
6.500% due 02/15/25 ~	100,000	110,250
Jack Ohio Finance LLC 6.750% due 11/15/21 ~	190,000	199,025
Jaguar Land Rover Automotive PLC (United Kingdom) 4.125% due 12/15/18 ~	200,000	204,500
JC Penney Corp Inc
5.650% due 06/01/20	150,000	148,125
5.875% due 07/01/23 ~	30,000	29,888
6.375% due 10/15/36	51,000	36,911
7.400% due 04/01/37	63,000	48,038
Jo-Ann Stores Holdings Inc 9.750% Cash or 10.500% PIK due 10/15/19 ~	50,000	49,375
K Hovnanian Enterprises Inc 7.250% due 10/15/20 ~	100,000	102,250
KB Home
4.750% due 05/15/19	200,000	207,000
7.000% due 12/15/21	100,000	112,500

	Principal Amount	Value
KFC Holding Co
4.750% due 06/01/27 ~	$100,000	$102,375
5.000% due 06/01/24 ~	163,000	170,335
5.250% due 06/01/26 ~	142,000	149,810
L Brands Inc
5.625% due 02/15/22	150,000	161,250
5.625% due 10/15/23	100,000	107,250
6.625% due 04/01/21	50,000	55,625
6.750% due 07/01/36	90,000	86,850
6.875% due 11/01/35	50,000	48,500
7.600% due 07/15/37	100,000	100,250
8.500% due 06/15/19	200,000	223,250
Landry’s Inc 6.750% due 10/15/24 ~	60,000	61,575
Lennar Corp
4.125% due 01/15/22	60,000	62,250
4.500% due 06/15/19	40,000	41,500
4.500% due 11/15/19	100,000	104,125
4.500% due 04/30/24	115,000	119,151
4.750% due 12/15/17	100,000	101,000
4.750% due 04/01/21	100,000	106,375
4.750% due 11/15/22	100,000	106,875
4.750% due 05/30/25	100,000	104,875
Levi Strauss & Co 5.000% due 05/01/25	140,000	147,000
Lions Gate Entertainment Corp 5.875% due 11/01/24 ~	90,000	95,175
LKQ Corp 4.750% due 05/15/23	100,000	102,500
LTF Merger Sub Inc 8.500% due 06/15/23 ~	100,000	108,000
M/I Homes Inc 6.750% due 01/15/21	100,000	105,250
Mattamy Group Corp (Canada) 6.500% due 11/15/20 ~	100,000	102,500
MDC Holdings Inc 5.500% due 01/15/24	100,000	106,250
Meritage Homes Corp 6.000% due 06/01/25	200,000	215,000
Meritor Inc
6.250% due 02/15/24	100,000	104,750
6.750% due 06/15/21	50,000	51,775
MGM Resorts International
4.625% due 09/01/26	150,000	152,250
6.000% due 03/15/23	100,000	110,500
6.625% due 12/15/21	219,000	246,375
6.750% due 10/01/20	100,000	111,040
7.750% due 03/15/22	100,000	117,625
8.625% due 02/01/19	150,000	165,750
Michaels Stores Inc 5.875% due 12/15/20 ~	50,000	51,250
Mohegan Gaming & Entertainment 7.875% due 10/15/24 ~	155,000	161,781
National CineMedia LLC 6.000% due 04/15/22	50,000	51,375
Navistar International Corp 8.250% due 11/01/21	203,000	206,045
NCL Corp Ltd
4.625% due 11/15/20 ~	70,000	72,210
4.750% due 12/15/21 ~	90,000	93,644
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	127,000	69,850
8.750% Cash or 9.500% PIK due 10/15/21 ~	114,000	55,290
New Albertsons Inc
7.450% due 08/01/29	100,000	97,500
7.750% due 06/15/26	100,000	100,750
New Red Finance Inc (Canada)
4.250% due 05/15/24 ~	215,000	214,181
4.625% due 01/15/22 ~	256,000	263,040
6.000% due 04/01/22 ~	200,000	207,750

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-36

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Nine West Holdings Inc
6.125% due 11/15/34	$50,000	$9,625
8.250% due 03/15/19 ~	100,000	25,000
Penn National Gaming Inc 5.625% due 01/15/27 ~	100,000	102,125
Penske Automotive Group Inc
5.500% due 05/15/26	65,000	64,838
5.750% due 10/01/22	100,000	103,500
PetSmart Inc
5.875% due 06/01/25 ~	205,000	198,594
7.125% due 03/15/23 ~	267,000	238,297
8.875% due 06/01/25 ~	75,000	69,458
Pinnacle Entertainment Inc 5.625% due 05/01/24 ~	80,000	83,400
PulteGroup Inc
4.250% due 03/01/21	114,286	119,429
5.000% due 01/15/27	80,000	82,400
5.500% due 03/01/26	100,000	106,875
6.000% due 02/15/35	100,000	100,750
PVH Corp 4.500% due 12/15/22	156,000	161,850
Regal Entertainment Group
5.750% due 03/15/22	54,000	56,565
5.750% due 02/01/25	100,000	103,750
Rite Aid Corp
6.125% due 04/01/23 ~	290,000	286,375
6.750% due 06/15/21	100,000	103,200
7.700% due 02/15/27	50,000	50,750
9.250% due 03/15/20	100,000	103,500
Rivers Pittsburgh Borrower LP 6.125% due 08/15/21 ~	70,000	71,225
Sabre GLBL Inc
5.250% due 11/15/23 ~	130,000	136,175
5.375% due 04/15/23 ~	47,000	49,233
Sally Holdings LLC
5.625% due 12/01/25	40,000	41,150
5.750% due 06/01/22	150,000	154,312
Scientific Games International Inc
7.000% due 01/01/22 ~	375,000	400,312
10.000% due 12/01/22	300,000	330,000
Sears Holdings Corp 6.625% due 10/15/18	50,000	46,500
Shea Homes LP 5.875% due 04/01/23 ~	100,000	103,450
Silversea Cruise Finance Ltd 7.250% due 02/01/25 ~	70,000	74,988
Six Flags Entertainment Corp
4.875% due 07/31/24 ~	100,000	100,862
5.500% due 04/15/27 ~	100,000	103,250
Sonic Automotive Inc 5.000% due 05/15/23	100,000	95,625
Station Casinos LLC 7.500% due 03/01/21	50,000	52,125
Studio City Co Ltd (Hong Kong) 5.875% due 11/30/19 ~	200,000	211,500
Suburban Propane Partners LP
5.500% due 06/01/24	50,000	50,000
5.875% due 03/01/27	100,000	100,000
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/25 ~	100,000	97,750
Taylor Morrison Communities Inc
5.250% due 04/15/21 ~	100,000	102,625
5.625% due 03/01/24 ~	100,000	105,250
Tempur Sealy International Inc
5.500% due 06/15/26	64,000	65,200
5.625% due 10/15/23	100,000	104,250
Tenneco Inc
5.000% due 07/15/26	80,000	81,100
5.375% due 12/15/24	25,000	25,938
The Gap Inc 5.950% due 04/12/21	150,000	162,720

	Principal Amount	Value
The Goodyear Tire & Rubber Co
4.875% due 03/15/27	$135,000	$137,362
5.000% due 05/31/26	180,000	186,750
5.125% due 11/15/23	115,000	120,750
The Men’s Wearhouse Inc 7.000% due 07/01/22	70,000	61,600
The Scotts Miracle-Gro Co 5.250% due 12/15/26	100,000	105,000
The William Carter Co 5.250% due 08/15/21	50,000	51,563
Toll Brothers Finance Corp
4.375% due 04/15/23	200,000	207,650
5.875% due 02/15/22	100,000	111,125
Tops Holding LLC 8.000% due 06/15/22 ~	133,000	109,891
TRI Pointe Group Inc
5.250% due 06/01/27	100,000	100,375
5.875% due 06/15/24	100,000	106,000
TRU Taj LLC 12.000% due 08/15/21 ~	100,000	93,750
Under Armour Inc 3.250% due 06/15/26	100,000	93,889
United Continental Holdings Inc 6.000% due 12/01/20	250,000	273,750
Univar USA Inc 6.750% due 07/15/23 ~	100,000	104,750
Viking Cruises Ltd 8.500% due 10/15/22 ~	145,000	152,794
Virgin Australia Holdings Ltd (Australia) 7.875% due 10/15/21 ~	100,000	104,625
Vista Outdoor Inc 5.875% due 10/01/23	100,000	103,250
William Lyon Homes Inc 7.000% due 08/15/22	100,000	103,750
WMG Acquisition Corp 6.750% due 04/15/22 ~	150,000	158,062
Wynn Las Vegas LLC
4.250% due 05/30/23 ~	100,000	101,125
5.250% due 05/15/27 ~	170,000	174,356
5.500% due 03/01/25 ~	300,000	316,312
Yum! Brands Inc
3.875% due 11/01/20	100,000	103,500
5.350% due 11/01/43	100,000	90,750
6.875% due 11/15/37	100,000	108,500
ZF North America Capital Inc (Germany)
4.000% due 04/29/20 ~	200,000	207,750
4.500% due 04/29/22 ~	150,000	158,062
4.750% due 04/29/25 ~	150,000	158,812

		24,861,070

Consumer, Non-Cyclical - 16.5%

Acadia Healthcare Co Inc
6.125% due 03/15/21	100,000	103,250
6.500% due 03/01/24	100,000	107,000
ACCO Brands Corp 5.250% due 12/15/24 ~	100,000	104,125
Ahern Rentals Inc 7.375% due 05/15/23 ~	50,000	41,250
Albertsons Cos LLC
5.750% due 03/15/25 ~	270,000	251,775
6.625% due 06/15/24 ~	84,000	83,580
Alere Inc
6.375% due 07/01/23 ~	100,000	107,875
6.500% due 06/15/20	50,000	50,938
7.250% due 07/01/18	50,000	50,075
Alliance One International Inc
8.500% due 04/15/21 ~	50,000	52,250
9.875% due 07/15/21	100,000	87,375
AMAG Pharmaceuticals Inc 7.875% due 09/01/23 ~	60,000	57,975

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-37

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
APX Group Inc
6.375% due 12/01/19	$73,000	$75,099
7.875% due 12/01/22	158,000	171,825
8.750% due 12/01/20	80,000	82,800
Ashtead Capital Inc (United Kingdom) 6.500% due 07/15/22 ~	200,000	207,750
Avis Budget Car Rental LLC 5.500% due 04/01/23	283,000	282,292
Avon International Operations Inc 7.875% due 08/15/22 ~	70,000	72,975
Avon Products Inc 7.000% due 03/15/23	200,000	184,500
B&G Foods Inc
4.625% due 06/01/21	63,000	64,496
5.250% due 04/01/25	70,000	71,575
BI-LO LLC 8.625% Cash or 9.375% PIK due 09/15/18 ~	100,000	43,500
Brand Energy & Infrastructure Services Inc 8.500% due 07/15/25 ~	65,000	67,438
C&S Group Enterprises LLC 5.375% due 07/15/22 ~	100,000	99,000
Capsugel SA 7.000% Cash or 7.750% PIK due 05/15/19 ~	108,000	108,000
Cardtronics Inc 5.500% due 05/01/25 ~	100,000	103,250
CDK Global Inc 4.875% due 06/01/27 ~	255,000	262,650
Centene Corp
4.750% due 05/15/22	225,000	235,969
4.750% due 01/15/25	70,000	72,100
5.625% due 02/15/21	141,000	147,345
6.125% due 02/15/24	158,000	171,221
Cenveo Corp 6.000% due 08/01/19 ~	90,000	76,500
Ceridian HCM Holding Inc 11.000% due 03/15/21 ~	100,000	105,813
Chobani LLC 7.500% due 04/15/25 ~	75,000	79,500
CHS/Community Health Systems Inc
5.125% due 08/01/21	200,000	203,250
6.250% due 03/31/23	415,000	429,981
6.875% due 02/01/22	400,000	351,000
7.125% due 07/15/20	100,000	97,750
8.000% due 11/15/19	250,000	252,187
Concordia International Corp (Canada)
7.000% due 04/15/23 ~	121,000	18,150
9.000% due 04/01/22 ~	50,000	38,125
9.500% due 10/21/22 ~	25,000	4,375
Cott Beverages Inc (Canada) 5.375% due 07/01/22	65,000	67,600
Cott Holdings Inc (Canada) 5.500% due 04/01/25 ~	70,000	71,575
CSVC Acquisition Corp 7.750% due 06/15/25 ~	50,000	51,219
Darling Ingredients Inc 5.375% due 01/15/22	53,000	55,319
DaVita Inc
5.000% due 05/01/25	173,000	173,865
5.125% due 07/15/24	300,000	305,062
5.750% due 08/15/22	150,000	154,312
Dean Foods Co 6.500% due 03/15/23 ~	93,000	98,348
DJO Finco Inc 8.125% due 06/15/21 ~	149,000	139,315
DS Services of America Inc (Canada) 10.000% due 09/01/21 ~	71,000	75,438
Eagle Holding Co II LLC 7.625% Cash or 8.375% PIK due 05/15/22 ~	165,000	170,156

	Principal Amount	Value
Edgewell Personal Care Co 4.700% due 05/19/21	$150,000	$160,500
Endo Dac
6.000% due 07/15/23 ~	200,000	169,100
6.000% due 02/01/25 ~	200,000	164,000
Endo Finance LLC
5.375% due 01/15/23 ~	100,000	84,000
5.750% due 01/15/22 ~	50,000	45,240
7.250% due 01/15/22 ~	100,000	96,250
Envision Healthcare Corp
5.125% due 07/01/22 ~	75,000	77,344
5.625% due 07/15/22	100,000	103,750
6.250% due 12/01/24 ~	100,000	107,000
FAGE International SA (Luxembourg) 5.625% due 08/15/26 ~	100,000	103,230
First Quality Finance Co Inc 4.625% due 05/15/21 ~	145,000	146,994
FTI Consulting Inc 6.000% due 11/15/22	100,000	104,125
Gartner Inc 5.125% due 04/01/25 ~	105,000	110,556
Great Lakes Dredge & Dock Corp 8.000% due 05/15/22 ~	100,000	102,125
GW Honos Security Corp (Canada) 8.750% due 05/15/25 ~	70,000	73,413
HCA Healthcare Inc 6.250% due 02/15/21	200,000	219,000
HCA Inc
3.750% due 03/15/19	190,000	194,275
4.250% due 10/15/19	100,000	104,000
4.500% due 02/15/27	200,000	206,250
4.750% due 05/01/23	150,000	159,000
5.000% due 03/15/24	300,000	318,375
5.250% due 04/15/25	100,000	107,750
5.250% due 06/15/26	200,000	216,200
5.375% due 02/01/25	450,000	475,785
5.500% due 06/15/47	100,000	103,750
5.875% due 03/15/22	400,000	444,500
5.875% due 05/01/23	100,000	109,125
5.875% due 02/15/26	300,000	324,750
6.500% due 02/15/20	210,000	229,687
7.500% due 02/15/22	250,000	288,437
HealthSouth Corp
5.750% due 11/01/24	150,000	154,575
5.750% due 09/15/25	100,000	105,750
Herc Rentals Inc
7.500% due 06/01/22 ~	86,000	91,160
7.750% due 06/01/24 ~	30,000	31,800
Hill-Rom Holdings Inc 5.750% due 09/01/23 ~	100,000	105,750
Hologic Inc 5.250% due 07/15/22 ~	190,000	200,212
IASIS Healthcare LLC 8.375% due 05/15/19	100,000	100,550
IHS Markit Ltd
4.750% due 02/15/25 ~	110,000	118,388
5.000% due 11/01/22 ~	125,000	135,546
Ingles Markets Inc 5.750% due 06/15/23	100,000	98,875
inVentiv Group Holdings Inc 7.500% due 10/01/24 ~	95,000	103,550
Jaguar Holding Co II 6.375% due 08/01/23 ~	121,000	127,806
JBS USA LUX SA (Brazil)
5.750% due 06/15/25 ~	100,000	94,500
5.875% due 07/15/24 ~	250,000	235,625
8.250% due 02/01/20 ~	150,000	150,750
Jurassic Holdings III Inc 6.875% due 02/15/21 ~	70,000	57,050
KAR Auction Services Inc 5.125% due 06/01/25 ~	180,000	183,825

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-38

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Kindred Healthcare Inc
6.375% due 04/15/22	$100,000	$98,875
8.000% due 01/15/20	170,000	179,350
Kinetic Concepts Inc
7.875% due 02/15/21 ~	57,000	60,420
12.500% due 11/01/21 ~	150,000	169,500
Kronos Acquisition Holdings Inc (Canada) 9.000% due 08/15/23 ~	160,000	160,000
Lamb Weston Holdings Inc
4.625% due 11/01/24 ~	145,000	150,075
4.875% due 11/01/26 ~	75,000	78,094
Laureate Education Inc 8.250% due 05/01/25 ~	70,000	75,250
LifePoint Health Inc
5.500% due 12/01/21	135,000	139,809
5.875% due 12/01/23	135,000	142,763
Live Nation Entertainment Inc
4.875% due 11/01/24 ~	115,000	117,013
5.375% due 06/15/22 ~	50,000	52,004
LSC Communications Inc 8.750% due 10/15/23 ~	100,000	104,750
Mallinckrodt International Finance SA
4.750% due 04/15/23	68,000	58,310
4.875% due 04/15/20 ~	129,000	126,259
5.500% due 04/15/25 ~	128,000	112,640
5.625% due 10/15/23 ~	40,000	36,700
5.750% due 08/01/22 ~	95,000	89,775
MEDNAX Inc 5.250% due 12/01/23 ~	165,000	170,362
Molina Healthcare Inc
4.875% due 06/15/25 ~	25,000	25,250
5.375% due 11/15/22	120,000	127,650
Monitronics International Inc 9.125% due 04/01/20	100,000	95,750
MPH Acquisition Holdings LLC 7.125% due 06/01/24 ~	217,000	231,919
Nielsen Finance LLC
4.500% due 10/01/20	50,000	50,889
5.000% due 04/15/22 ~	270,000	280,800
Opal Acquisition Inc 8.875% due 12/15/21 ~	100,000	91,000
Ortho-Clinical Diagnostics Inc 6.625% due 05/15/22 ~	150,000	144,000
Pilgrim’s Pride Corp 5.750% due 03/15/25 ~	44,000	44,330
Pinnacle Foods Finance LLC 5.875% due 01/15/24	150,000	160,875
Post Holdings Inc
5.000% due 08/15/26 ~	159,000	159,000
5.500% due 03/01/25 ~	195,000	201,581
5.750% due 03/01/27 ~	300,000	309,750
6.000% due 12/15/22 ~	55,000	58,506
Prestige Brands Inc 5.375% due 12/15/21 ~	100,000	103,625
Prime Security Services Borrower LLC 9.250% due 05/15/23 ~	544,000	592,503
RegionalCare Hospital Partners Holdings Inc 8.250% due 05/01/23 ~	87,000	93,743
Rent-A-Center Inc 6.625% due 11/15/20	100,000	94,250
Revlon Consumer Products Corp
5.750% due 02/15/21	50,000	46,250
6.250% due 08/01/24	100,000	87,500
Ritchie Bros Auctioneers Inc (Canada) 5.375% due 01/15/25 ~	20,000	20,900
RR Donnelley & Sons Co
6.500% due 11/15/23	100,000	100,250
7.875% due 03/15/21	100,000	108,750
Safeway Inc 7.250% due 02/01/31	100,000	94,500

	Principal Amount	Value
Select Medical Corp 6.375% due 06/01/21	$100,000	$103,250
Service Corp International 5.375% due 05/15/24	315,000	333,868
Simmons Foods Inc 7.875% due 10/01/21 ~	100,000	106,500
Spectrum Brands Inc 5.750% due 07/15/25	199,000	214,442
SUPERVALU Inc 7.750% due 11/15/22	50,000	48,875
Surgery Center Holdings Inc 6.750% due 07/01/25 ~	100,000	101,500
Syniverse Foreign Holdings Corp 9.125% due 01/15/22 ~	100,000	100,125
Team Health Holdings Inc 6.375% due 02/01/25 ~	200,000	194,500
Teleflex Inc 5.250% due 06/15/24	50,000	52,000
Tenet Healthcare Corp
4.375% due 10/01/21	167,000	170,340
4.500% due 04/01/21	51,000	52,084
4.625% due 07/15/24 ~	149,000	149,559
4.750% due 06/01/20	100,000	104,000
5.000% due 03/01/19	100,000	105,036
5.500% due 03/01/19	110,000	114,400
6.000% due 10/01/20	100,000	107,375
6.250% due 11/01/18	140,000	147,735
6.750% due 02/01/20	100,000	104,250
6.750% due 06/15/23	278,000	278,695
7.500% due 01/01/22 ~	150,000	163,095
8.000% due 08/01/20	100,000	101,375
8.125% due 04/01/22	411,000	437,715
Tesco PLC (United Kingdom) 6.150% due 11/15/37 ~	200,000	210,564
THC Escrow Corp III
4.625% due 07/15/24 ~	191,000	191,993
5.125% due 05/01/25 ~	300,000	301,875
7.000% due 08/01/25 ~	145,000	144,819
The ADT Corp
3.500% due 07/15/22	50,000	48,610
4.875% due 07/15/32 ~	100,000	88,000
5.250% due 03/15/20	200,000	212,500
6.250% due 10/15/21	100,000	109,375
The Fresh Market Inc 9.750% due 05/01/23 ~	100,000	84,125
The Hertz Corp
5.500% due 10/15/24 ~	195,000	160,875
5.875% due 10/15/20	200,000	194,500
6.750% due 04/15/19	72,000	72,000
7.625% due 06/01/22 ~	260,000	260,026
The Nature’s Bounty Co 7.625% due 05/15/21 ~	169,000	179,985
The Nielsen Co Luxembourg SARL
5.000% due 02/01/25 ~	100,000	102,750
5.500% due 10/01/21 ~	138,000	143,175
The ServiceMaster Co LLC 5.125% due 11/15/24 ~	95,000	98,563
TMS International Corp 7.625% due 10/15/21 ~	100,000	101,750
TreeHouse Foods Inc
4.875% due 03/15/22	100,000	103,750
6.000% due 02/15/24 ~	115,000	123,050
United Rentals North America Inc
4.625% due 07/15/23	200,000	208,400
5.500% due 07/15/25	100,000	105,125
5.500% due 05/15/27	110,000	113,575
5.875% due 09/15/26	170,000	181,687
6.125% due 06/15/23	225,000	234,844
Universal Hospital Services Inc 7.625% due 08/15/20	100,000	102,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-39

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
US Foods Inc 5.875% due 06/15/24 ~	$143,000	$149,078
Valeant Pharmaceuticals International
6.375% due 10/15/20 ~	200,000	194,750
7.000% due 10/01/20 ~	210,000	207,637
7.250% due 07/15/22 ~	100,000	94,500
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	200,000	193,500
5.625% due 12/01/21 ~	300,000	272,250
5.875% due 05/15/23 ~	350,000	301,875
6.125% due 04/15/25 ~	400,000	340,000
6.500% due 03/15/22 ~	190,000	199,737
6.750% due 08/15/18 ~	59,000	59,295
7.000% due 03/15/24 ~	255,000	268,706
7.500% due 07/15/21 ~	407,000	395,807
Vector Group Ltd 6.125% due 02/01/25 ~	110,000	114,538
Vizient Inc 10.375% due 03/01/24 ~	60,000	69,150
WellCare Health Plans Inc 5.250% due 04/01/25	225,000	236,250
Wells Enterprises Inc 6.750% due 02/01/20 ~	26,000	26,910

		29,622,579

Diversified - 0.2%

HRG Group Inc
7.750% due 01/15/22	100,000	105,500
7.875% due 07/15/19	120,000	123,030
Noble Group Ltd (Hong Kong) 6.750% due 01/29/20 ~	300,000	117,000
Stena AB (Sweden) 7.000% due 02/01/24 ~	100,000	93,250

		438,780

Energy - 12.7%

Alta Mesa Holdings LP 7.875% due 12/15/24 ~	30,000	30,375
Antero Midstream Partners LP 5.375% due 09/15/24 ~	100,000	102,750
Antero Resources Corp
5.000% due 03/01/25 ~	100,000	97,500
5.125% due 12/01/22	200,000	201,436
5.375% due 11/01/21	75,000	76,031
5.625% due 06/01/23	100,000	101,750
Archrock Partners LP 6.000% due 10/01/22	100,000	97,500
Ascent Resources Utica Holdings LLC 10.000% due 04/01/22 ~	220,000	221,100
Atwood Oceanics Inc 6.500% due 02/01/20	50,000	49,813
Baytex Energy Corp (Canada) 5.625% due 06/01/24 ~	100,000	86,000
Bill Barrett Corp 8.750% due 06/15/25 ~	150,000	126,375
Blue Racer Midstream LLC 6.125% due 11/15/22 ~	128,000	129,600
Bristow Group Inc 6.250% due 10/15/22	50,000	32,250
Calfrac Holdings LP (Canada) 7.500% due 12/01/20 ~	70,000	60,550
California Resources Corp 8.000% due 12/15/22 ~	385,000	244,956
Callon Petroleum Co 6.125% due 10/01/24	50,000	51,125
Calumet Specialty Products Partners LP
6.500% due 04/15/21	190,000	165,300
11.500% due 01/15/21 ~	100,000	116,000
Canadian Oil Sands Ltd (Canada) 4.500% due 04/01/22 ~	200,000	204,223

	Principal Amount	Value
Carrizo Oil & Gas Inc 6.250% due 04/15/23	$170,000	$164,475
CGG SA (France) 6.875% due 01/15/22 Y	100,000	38,500
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/27 ~	190,000	194,987
5.875% due 03/31/25	235,000	251,450
7.000% due 06/30/24	200,000	224,000
Chesapeake Energy Corp
5.750% due 03/15/23	300,000	273,750
8.000% due 12/15/22 ~	325,000	344,906
8.000% due 01/15/25 ~	145,000	144,094
8.000% due 06/15/27 ~	150,000	147,562
Comstock Resources Inc 10.000% Cash or 12.250% PIK due 03/15/20	100,000	100,250
Concho Resources Inc
4.375% due 01/15/25	75,000	76,875
5.500% due 04/01/23	250,000	258,125
CONSOL Energy Inc
5.875% due 04/15/22	200,000	197,500
8.000% due 04/01/23	75,000	79,125
Continental Resources Inc
4.500% due 04/15/23	100,000	95,750
5.000% due 09/15/22	600,000	591,000
Covey Park Energy LLC 7.500% due 05/15/25 ~	100,000	100,250
Crestwood Midstream Partners LP
5.750% due 04/01/25 ~	85,000	85,000
6.250% due 04/01/23	100,000	102,750
CrownRock LP 7.750% due 02/15/23 ~	100,000	106,000
CSI Compressco LP 7.250% due 08/15/22	50,000	46,250
CVR Refining LLC 6.500% due 11/01/22	100,000	101,250
DCP Midstream Operating LP
3.875% due 03/15/23	200,000	194,000
5.350% due 03/15/20 ~	200,000	209,000
5.600% due 04/01/44	100,000	94,750
5.850% due 05/21/43 § ~	100,000	93,000
Denbury Resources Inc
5.500% due 05/01/22	268,000	151,420
9.000% due 05/15/21 ~	55,000	52,663
Diamond Offshore Drilling Inc 4.875% due 11/01/43	250,000	162,500
Diamondback Energy Inc
4.750% due 11/01/24 ~	60,000	60,000
5.375% due 05/31/25 ~	100,000	102,000
Eclipse Resources Corp 8.875% due 07/15/23	100,000	100,000
Enbridge Inc (Canada) 6.000% due 01/15/77 §	60,000	63,075
Endeavor Energy Resources LP 7.000% due 08/15/21 ~	50,000	51,938
Energy Transfer Equity LP
5.500% due 06/01/27	95,000	98,800
5.875% due 01/15/24	200,000	213,000
7.500% due 10/15/20	145,000	162,762
Ensco PLC
4.500% due 10/01/24	100,000	77,500
4.700% due 03/15/21	250,000	245,625
5.200% due 03/15/25	100,000	81,750
5.750% due 10/01/44	125,000	83,125
EP Energy LLC
6.375% due 06/15/23	168,000	99,540
8.000% due 11/29/24 ~	105,000	105,262
8.000% due 02/15/25 ~	90,000	67,500
9.375% due 05/01/20	150,000	119,062
Extraction Oil & Gas Inc 7.875% due 07/15/21 ~	68,855	71,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-40

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Foresight Energy LLC 11.500% due 04/01/23 ~	$50,000	$47,000
Genesis Energy LP
5.750% due 02/15/21	100,000	100,250
6.000% due 05/15/23	50,000	49,250
6.750% due 08/01/22	100,000	100,750
Gibson Energy Inc (Canada) 6.750% due 07/15/21 ~	31,000	32,163
Gulfport Energy Corp
6.000% due 10/15/24 ~	135,000	131,962
6.375% due 05/15/25 ~	150,000	148,312
Halcon Resources Corp 6.750% due 02/15/25 ~	85,000	76,925
Hilcorp Energy I LP
5.000% due 12/01/24 ~	55,000	50,875
5.750% due 10/01/25 ~	67,000	63,483
Holly Energy Partners LP 6.000% due 08/01/24 ~	100,000	104,500
Jones Energy Holdings LLC 6.750% due 04/01/22	40,000	28,400
Jupiter Resources Inc (Canada) 8.500% due 10/01/22 ~	100,000	75,500
KCA Deutag UK Finance PLC (United Kingdom) 9.875% due 04/01/22 ~	200,000	195,000
Laredo Petroleum Inc
5.625% due 01/15/22	100,000	97,500
7.375% due 05/01/22	100,000	101,375
Legacy Reserves LP 6.625% due 12/01/21	100,000	65,500
Martin Midstream Partners LP 7.250% due 02/15/21	100,000	101,500
Matador Resources Co 6.875% due 04/15/23	100,000	104,250
McDermott International Inc 8.000% due 05/01/21 ~	100,000	101,250
MEG Energy Corp (Canada)
6.500% due 01/15/25 ~	145,000	132,494
7.000% due 03/31/24 ~	150,000	117,375
Murphy Oil Corp
3.500% due 12/01/17	200,000	201,228
6.875% due 08/15/24	60,000	62,850
Murphy Oil USA Inc
5.625% due 05/01/27	100,000	104,375
6.000% due 08/15/23	37,000	39,220
Newfield Exploration Co
5.375% due 01/01/26	127,000	132,080
5.625% due 07/01/24	156,000	163,410
5.750% due 01/30/22	100,000	105,750
NGPL PipeCo LLC 7.768% due 12/15/37 ~	100,000	119,500
Niska Gas Storage Ltd 6.500% due 04/01/19	50,000	51,000
Noble Holding International Ltd (United Kingdom)
5.250% due 03/15/42	100,000	55,500
7.700% due 04/01/25	350,000	270,375
7.750% due 01/15/24	180,000	142,976
Northern Blizzard Resources Inc (Canada) 7.250% due 02/01/22 ~	65,000	65,203
Northern Oil & Gas Inc 8.000% due 06/01/20	160,000	112,800
NuStar Logistics LP
4.750% due 02/01/22	100,000	101,500
5.625% due 04/28/27	30,000	31,575
6.750% due 02/01/21	100,000	109,500
Oasis Petroleum Inc
6.500% due 11/01/21	100,000	97,500
6.875% due 03/15/22	200,000	195,000

	Principal Amount	Value
ONEOK Inc
4.250% due 02/01/22	$100,000	$103,750
7.500% due 09/01/23	160,000	191,200
Pacific Drilling SA 5.375% due 06/01/20 ~	50,000	23,250
Parker Drilling Co 6.750% due 07/15/22	50,000	38,625
Parsley Energy LLC 5.375% due 01/15/25 ~	235,000	237,937
Pattern Energy Group Inc 5.875% due 02/01/24 ~	50,000	52,875
PBF Holding Co LLC
7.000% due 11/15/23	55,000	54,450
7.250% due 06/15/25 ~	125,000	121,094
PDC Energy Inc 7.750% due 10/15/22	100,000	104,250
Peabody Energy Corp
6.000% due 03/31/22 ~	85,000	84,681
6.375% due 03/31/25 ~	40,000	39,550
Permian Resources LLC
7.125% due 11/01/20 ~	40,000	33,200
7.375% due 11/01/21 ~	50,000	41,500
PHI Inc 5.250% due 03/15/19	50,000	46,500
Pioneer Energy Services Corp 6.125% due 03/15/22	50,000	39,750
Precision Drilling Corp (Canada)
5.250% due 11/15/24	50,000	44,000
6.625% due 11/15/20	59,791	58,894
Puma International Financing SA (Singapore) 6.750% due 02/01/21 ~	100,000	103,555
QEP Resources Inc
5.250% due 05/01/23	109,000	103,550
6.875% due 03/01/21	150,000	156,375
Range Resources Corp
4.875% due 05/15/25	88,000	84,040
5.000% due 03/15/23 ~	160,000	157,200
5.875% due 07/01/22 ~	100,000	102,000
Resolute Energy Corp 8.500% due 05/01/20 ~	165,000	164,587
Rice Energy Inc 6.250% due 05/01/22	175,000	183,094
Rockies Express Pipeline LLC
5.625% due 04/15/20 ~	100,000	106,750
6.000% due 01/15/19 ~	180,000	188,550
Rowan Cos Inc
4.875% due 06/01/22	300,000	279,750
7.375% due 06/15/25	35,000	32,813
RSP Permian Inc
5.250% due 01/15/25 ~	100,000	100,625
6.625% due 10/01/22	40,000	41,700
Sanchez Energy Corp
6.125% due 01/15/23	150,000	120,750
7.750% due 06/15/21	63,000	57,330
SemGroup Corp 5.625% due 11/15/23	50,000	47,750
SESI LLC
6.375% due 05/01/19	100,000	99,500
7.125% due 12/15/21	39,000	37,343
Seven Generations Energy Ltd (Canada)
6.750% due 05/01/23 ~	100,000	104,250
6.875% due 06/30/23 ~	100,000	104,750
8.250% due 05/15/20 ~	50,000	52,375
SM Energy Co
5.000% due 01/15/24	100,000	89,000
5.625% due 06/01/25	113,000	102,547
6.500% due 01/01/23	100,000	95,750
6.750% due 09/15/26	60,000	57,581

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-41

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Southwestern Energy Co
4.100% due 03/15/22	$50,000	$46,844
5.800% due 01/23/20	300,000	308,100
6.700% due 01/23/25	100,000	98,250
Summit Midstream Holdings LLC
5.500% due 08/15/22	100,000	100,375
5.750% due 04/15/25	75,000	75,750
SunCoke Energy Partners LP 7.500% due 06/15/25 ~	50,000	49,625
Sunoco LP
5.500% due 08/01/20	80,000	82,100
6.250% due 04/15/21	109,000	114,177
6.375% due 04/01/23	146,000	154,994
Tallgrass Energy Partners LP 5.500% due 09/15/24 ~	195,000	198,412
Targa Resources Partners LP
4.125% due 11/15/19	75,000	76,219
4.250% due 11/15/23	50,000	49,063
5.125% due 02/01/25 ~	150,000	155,062
5.250% due 05/01/23	77,000	79,310
6.750% due 03/15/24	100,000	108,000
Teine Energy Ltd (Canada) 6.875% due 09/30/22 ~	50,000	50,938
TerraForm Power Operating LLC
6.375% due 02/01/23 ~	69,000	72,105
6.625% due 06/15/25 ~	150,000	160,125
Tesoro Logistics LP
5.250% due 01/15/25	200,000	210,750
5.500% due 10/15/19	110,000	116,600
6.125% due 10/15/21	70,000	72,975
6.250% due 10/15/22	115,000	122,762
The Williams Cos Inc
4.550% due 06/24/24	400,000	413,000
5.750% due 06/24/44	100,000	103,750
8.750% due 03/15/32	100,000	128,750
Transocean Inc
5.800% due 10/15/22	200,000	186,500
6.800% due 03/15/38	250,000	183,750
9.000% due 07/15/23 ~	250,000	260,625
Transocean Phoenix 2 Ltd 7.750% due 10/15/24 ~	95,000	101,413
Trinidad Drilling Ltd (Canada) 6.625% due 02/15/25 ~	100,000	95,250
Tullow Oil PLC (United Kingdom) 6.250% due 04/15/22 ~	100,000	91,625
Ultra Resources Inc
6.875% due 04/15/22 ~	145,000	144,094
7.125% due 04/15/25 ~	35,000	34,563
Unit Corp 6.625% due 05/15/21	75,000	72,188
Vermilion Energy Inc (Canada) 5.625% due 03/15/25 ~	50,000	49,375
Weatherford International Ltd
7.000% due 03/15/38	300,000	258,000
7.750% due 06/15/21	483,000	487,226
9.875% due 02/15/24 ~	90,000	94,500
Whiting Petroleum Corp
5.750% due 03/15/21	130,000	122,850
6.250% due 04/01/23	200,000	184,500
WPX Energy Inc
5.250% due 09/15/24	140,000	133,700
6.000% due 01/15/22	100,000	99,500
7.500% due 08/01/20	45,000	47,475
8.250% due 08/01/23	40,000	43,600

		22,792,595

Financial - 10.0%

Aircastle Ltd
4.125% due 05/01/24	350,000	356,562
4.625% due 12/15/18	100,000	103,470

	Principal Amount	Value
5.000% due 04/01/23	$50,000	$53,500
5.125% due 03/15/21	100,000	107,162
Alliance Data Systems Corp
5.375% due 08/01/22 ~	100,000	101,500
5.875% due 11/01/21 ~	125,000	129,687
Alliant Holdings Intermediate LLC 8.250% due 08/01/23 ~	75,000	79,875
Ally Financial Inc
3.250% due 11/05/18	200,000	202,940
3.500% due 01/27/19	123,000	124,999
4.125% due 03/30/20	300,000	309,000
4.750% due 09/10/18	200,000	206,000
5.750% due 11/20/25	150,000	158,437
8.000% due 12/31/18	100,000	108,125
8.000% due 03/15/20	100,000	114,000
8.000% due 11/01/31	420,000	516,600
American Equity Investment Life Holding Co
5.000% due 06/15/27	170,000	174,934
6.625% due 07/15/21	20,000	20,689
ASP AMC Merger Sub Inc 8.000% due 05/15/25 ~	130,000	123,825
BPCE SA (France) 12.500% due 09/30/19 § ~	100,000	122,312
CIT Group Inc
3.875% due 02/19/19	305,000	313,387
5.000% due 08/15/22	100,000	108,000
5.000% due 08/01/23	100,000	108,000
5.375% due 05/15/20	100,000	107,875
5.500% due 02/15/19 ~	34,000	35,785
CNO Financial Group Inc 5.250% due 05/30/25	40,000	42,560
CoreCivic Inc REIT 4.125% due 04/01/20	100,000	103,250
Countrywide Capital III 8.050% due 06/15/27	100,000	128,116
Credit Acceptance Corp
6.125% due 02/15/21	50,000	51,500
7.375% due 03/15/23	50,000	52,250
Credit Agricole SA (France) 8.375% due 10/13/19 § ~	100,000	112,000
Crescent Communities LLC 8.875% due 10/15/21 ~	100,000	105,500
CTR Partnership LP REIT 5.250% due 06/01/25	50,000	51,625
CyrusOne LP REIT 5.000% due 03/15/24 ~	70,000	72,275
Deutsche Bank AG (Germany)
4.296% due 05/24/28 §	200,000	197,520
4.500% due 04/01/25	300,000	298,501
Dresdner Funding Trust I (Germany) 8.151% due 06/30/31 ~	100,000	126,045
DuPont Fabros Technology LP REIT 5.875% due 09/15/21	88,000	91,685
E*TRADE Financial Corp 5.875% due 09/15/26 §	100,000	106,500
Enova International Inc 9.750% due 06/01/21	140,000	146,300
Equinix Inc REIT
4.875% due 04/01/20	76,000	77,947
5.375% due 01/01/22	65,000	68,738
5.375% due 04/01/23	100,000	104,375
5.375% due 05/15/27	275,000	293,906
5.875% due 01/15/26	215,000	234,954
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	150,000	155,812
FBM Finance Inc 8.250% due 08/15/21 ~	30,000	32,288
FelCor Lodging LP REIT
5.625% due 03/01/23	48,000	50,040
6.000% due 06/01/25	100,000	107,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-42

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Fidelity & Guaranty Life Holdings Inc 6.375% due 04/01/21 ~	$100,000	$103,125
Fly Leasing Ltd (Ireland) 6.375% due 10/15/21	200,000	210,750
Genworth Holdings Inc
4.900% due 08/15/23	150,000	125,250
7.625% due 09/24/21	200,000	194,000
Greystar Real Estate Partners LLC 8.250% due 12/01/22 ~	50,000	54,125
Hub Holdings LLC 8.125% Cash or 8.875% PIK due 07/15/19 ~	100,000	100,375
HUB International Ltd 7.875% due 10/01/21 ~	218,000	227,810
Icahn Enterprises LP
4.875% due 03/15/19	100,000	101,500
5.875% due 02/01/22	200,000	205,750
6.000% due 08/01/20	240,000	247,500
6.250% due 02/01/22	150,000	156,750
Intelsat Connect Finance SA (Luxembourg) 12.500% due 04/01/22 ~	85,000	77,137
Intesa Sanpaolo SPA (Italy)
5.017% due 06/26/24 ~	200,000	203,143
5.710% due 01/15/26 ~	400,000	423,086
Iron Mountain Inc REIT
4.375% due 06/01/21 ~	63,000	65,520
5.750% due 08/15/24	100,000	102,500
6.000% due 10/01/20 ~	100,000	103,875
6.000% due 08/15/23	96,000	102,480
Iron Mountain US Holdings Inc REIT 5.375% due 06/01/26 ~	100,000	105,500
iStar Inc REIT
4.875% due 07/01/18	100,000	100,878
5.000% due 07/01/19	40,000	40,425
6.000% due 04/01/22	100,000	102,750
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	206,000
KCG Holdings Inc 6.875% due 03/15/20 ~	75,000	77,672
Kennedy-Wilson Inc 5.875% due 04/01/24	170,000	175,950
Ladder Capital Finance Holdings LLP 5.250% due 03/15/22 ~	65,000	66,950
Liberty Mutual Group Inc 10.750% due 06/15/88 § ~	100,000	158,750
LPL Holdings Inc 5.750% due 09/15/25 ~	80,000	83,400
MGM Growth Properties Operating Partnership LP REIT
4.500% due 09/01/26	50,000	50,563
5.625% due 05/01/24	121,000	132,495
MPT Operating Partnership LP REIT
5.250% due 08/01/26	50,000	52,083
6.375% due 02/15/22	100,000	103,312
6.375% due 03/01/24	100,000	109,263
Nationstar Mortgage LLC
6.500% due 08/01/18	100,000	100,312
6.500% due 07/01/21	75,000	77,063
7.875% due 10/01/20	100,000	102,812
Navient Corp
4.875% due 06/17/19	150,000	156,375
5.500% due 01/15/19	100,000	104,375
5.500% due 01/25/23	100,000	102,000
5.625% due 08/01/33	200,000	168,060
5.875% due 03/25/21	300,000	318,000
6.125% due 03/25/24	100,000	103,500
6.500% due 06/15/22	100,000	106,250
6.625% due 07/26/21	45,000	48,544
6.750% due 06/25/25	85,000	87,816
7.250% due 09/25/23	100,000	107,750
8.000% due 03/25/20	150,000	168,000

	Principal Amount	Value
NFP Corp
6.875% due 07/15/25 # ~	$25,000	$25,313
9.000% due 07/15/21 ~	117,000	122,821
Ocwen Loan Servicing LLC 8.375% due 11/15/22 ~	75,000	71,063
OneMain Financial Holdings LLC
6.750% due 12/15/19 ~	85,000	89,569
7.250% due 12/15/21 ~	100,000	105,825
Orchestra Borrower LLC 6.750% due 06/15/22 ~	65,000	67,139
PHH Corp 6.375% due 08/15/21	100,000	103,250
Provident Funding Associates LP 6.375% due 06/15/25 ~	25,000	25,688
QCP SNF West REIT 8.125% due 11/01/23 ~	130,000	133,900
Quicken Loans Inc 5.750% due 05/01/25 ~	167,000	173,262
Radian Group Inc 5.250% due 06/15/20	100,000	106,500
RBS Capital Trust II (United Kingdom) 6.425% due 01/03/34 §	100,000	114,625
Realogy Group LLC
4.500% due 04/15/19 ~	70,000	72,538
4.875% due 06/01/23 ~	100,000	101,250
5.250% due 12/01/21 ~	100,000	105,300
RHP Hotel Properties LP REIT
5.000% due 04/15/21	50,000	51,500
5.000% due 04/15/23	100,000	102,750
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	250,000	263,019
6.000% due 12/19/23	300,000	331,416
6.100% due 06/10/23	100,000	110,309
6.125% due 12/15/22	470,000	515,111
7.648% due 09/30/31 §	50,000	61,875
Sabra Health Care LP REIT 5.375% due 06/01/23	50,000	52,000
SBA Communications Corp REIT
4.875% due 07/15/22	100,000	103,250
4.875% due 09/01/24	200,000	204,000
Springleaf Finance Corp
5.250% due 12/15/19	100,000	104,260
6.125% due 05/15/22	190,000	200,925
7.750% due 10/01/21	125,000	140,312
8.250% due 12/15/20	125,000	140,625
Starwood Property Trust Inc REIT 5.000% due 12/15/21 ~	105,000	109,462
Synovus Financial Corp 5.750% due 12/15/25 §	100,000	106,375
Tempo Acquisition LLC 6.750% due 06/01/25 ~	40,000	41,000
The GEO Group Inc REIT
5.125% due 04/01/23	100,000	101,000
5.875% due 10/15/24	150,000	155,625
The Howard Hughes Corp 5.375% due 03/15/25 ~	185,000	189,625
TMX Finance LLC 8.500% due 09/15/18 ~	88,000	84,040
UniCredit SPA (Italy) 5.861% due 06/19/32 § ~	200,000	205,812
Uniti Group Inc REIT
6.000% due 04/15/23 ~	100,000	104,312
8.250% due 10/15/23	164,000	169,740
USIS Merger Sub Inc 6.875% due 05/01/25 ~	105,000	107,100
Voya Financial Inc 5.650% due 05/15/53 §	100,000	106,500
Walter Investment Management Corp 7.875% due 12/15/21	100,000	63,000

		18,062,111

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-43

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Industrial - 9.5%

Accudyne Industries Borrower (Luxembourg) 7.750% due 12/15/20 ~	$150,000	$150,750
Advanced Disposal Services Inc 5.625% due 11/15/24 ~	100,000	103,250
AECOM
5.125% due 03/15/27	165,000	166,031
5.750% due 10/15/22	135,000	141,919
5.875% due 10/15/24	100,000	109,250
Airxcel Inc 8.500% due 02/15/22 ~	100,000	105,500
Amsted Industries Inc 5.000% due 03/15/22 ~	100,000	103,750
Apex Tool Group LLC 7.000% due 02/01/21 ~	50,000	46,750
Arconic Inc
5.125% due 10/01/24	350,000	364,875
5.400% due 04/15/21	100,000	105,375
5.900% due 02/01/27	50,000	54,063
5.950% due 02/01/37	100,000	101,250
6.150% due 08/15/20	250,000	270,000
Ardagh Packaging Finance PLC (Ireland)
4.250% due 09/15/22 ~	200,000	205,800
4.625% due 05/15/23 ~	200,000	205,668
6.000% due 02/15/25 ~	200,000	210,500
7.250% due 05/15/24 ~	250,000	274,375
Ball Corp
4.000% due 11/15/23	71,000	72,864
4.375% due 12/15/20	160,000	168,600
5.000% due 03/15/22	100,000	107,125
5.250% due 07/01/25	190,000	210,425
Belden Inc 5.500% due 09/01/22 ~	80,000	82,800
Berry Plastics Corp
5.125% due 07/15/23	125,000	130,625
5.500% due 05/15/22	100,000	104,250
BlueLine Rental Finance Corp 9.250% due 03/15/24 ~	250,000	260,625
BMC East LLC 5.500% due 10/01/24 ~	100,000	104,750
Boise Cascade Co 5.625% due 09/01/24 ~	100,000	103,500
Bombardier Inc (Canada)
4.750% due 04/15/19 ~	145,000	148,075
6.125% due 01/15/23 ~	250,000	251,250
7.500% due 03/15/25 ~	200,000	208,000
8.750% due 12/01/21 ~	375,000	417,187
Builders FirstSource Inc
5.625% due 09/01/24 ~	75,000	78,375
10.750% due 08/15/23 ~	141,000	163,207
BWAY Holding Co
5.500% due 04/15/24 ~	185,000	189,394
7.250% due 04/15/25 ~	180,000	183,150
CEVA Group PLC (United Kingdom)
7.000% due 03/01/21 ~	100,000	93,500
9.000% due 09/01/21 ~	75,000	63,938
CIMPOR Financial Operations BV (Brazil) 5.750% due 07/17/24 ~	200,000	170,410
Clean Harbors Inc
5.125% due 06/01/21	153,000	156,634
5.250% due 08/01/20	54,000	54,878
Cloud Crane LLC 10.125% due 08/01/24 ~	65,000	71,500
CNH Industrial Capital LLC
3.375% due 07/15/19	100,000	101,875
3.875% due 07/16/18	250,000	254,750
CNH Industrial NV (United Kingdom) 4.500% due 08/15/23	135,000	143,775

	Principal Amount	Value
Covanta Holding Corp
5.875% due 07/01/25	$100,000	$97,250
6.375% due 10/01/22	100,000	103,250
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	200,000	198,000
Crown Americas LLC
4.250% due 09/30/26 ~	100,000	100,000
4.500% due 01/15/23	112,000	117,600
Energizer Holdings Inc 5.500% due 06/15/25 ~	163,000	170,946
FGI Operating Co LLC 7.875% due 05/01/20	50,000	34,000
Flex Acquisition Co Inc 6.875% due 01/15/25 ~	45,000	46,884
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	150,000	153,904
Gates Global LLC 6.000% due 07/15/22 ~	260,000	261,950
General Cable Corp 5.750% due 10/01/22	75,000	75,375
GFL Environmental Inc (Canada) 9.875% due 02/01/21 ~	130,000	142,025
Graphic Packaging International Inc
4.125% due 08/15/24	100,000	102,500
4.750% due 04/15/21	50,000	52,813
Greif Inc 7.750% due 08/01/19	50,000	55,000
Griffon Corp 5.250% due 03/01/22	100,000	102,250
Grinding Media Inc 7.375% due 12/15/23 ~	130,000	141,700
Hardwoods Acquisition Inc 7.500% due 08/01/21 ~	100,000	89,750
Hornbeck Offshore Services Inc 5.000% due 03/01/21	100,000	54,250
Huntington Ingalls Industries Inc
5.000% due 12/15/21 ~	60,000	62,250
5.000% due 11/15/25 ~	65,000	69,956
Ingram Micro Inc 5.450% due 12/15/24	100,000	102,919
KLX Inc 5.875% due 12/01/22 ~	150,000	158,062
Koppers Inc 6.000% due 02/15/25 ~	100,000	106,500
Kratos Defense & Security Solutions Inc 7.000% due 05/15/19	72,000	73,620
Louisiana-Pacific Corp 4.875% due 09/15/24	45,000	46,069
LSB Industries Inc 8.500% due 08/01/19	188,000	189,175
MasTec Inc 4.875% due 03/15/23	100,000	100,250
Meccanica Holdings USA Inc (Italy) 6.250% due 01/15/40 ~	150,000	168,750
Michael Baker International LLC 8.250% due 10/15/18 ~	100,000	99,875
Multi-Color Corp 6.125% due 12/01/22 ~	100,000	105,500
Navios Maritime Acquisition Corp 8.125% due 11/15/21 ~	50,000	42,625
Navios Maritime Holdings Inc (Monaco)
7.375% due 01/15/22 ~	107,000	83,193
8.125% due 02/15/19	50,000	45,500
Neovia Logistics Services LLC 8.875% due 08/01/20 ~	100,000	78,500
Norbord Inc (Canada) 6.250% due 04/15/23 ~	100,000	107,250
Novelis Corp
5.875% due 09/30/26 ~	175,000	180,687
6.250% due 08/15/24 ~	140,000	147,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-44

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Orbital ATK Inc 5.500% due 10/01/23	$100,000	$105,750
Oshkosh Corp 5.375% due 03/01/22	100,000	103,875
Owens-Brockway Glass Container Inc
5.000% due 01/15/22 ~	100,000	106,125
5.875% due 08/15/23 ~	160,000	176,700
Pactiv LLC 7.950% due 12/15/25	100,000	112,500
Park Aerospace Holdings Ltd (Ireland)
5.250% due 08/15/22 ~	230,000	241,286
5.500% due 02/15/24 ~	135,000	141,345
Ply Gem Industries Inc 6.500% due 02/01/22	73,000	76,827
Reynolds Group Issuer Inc (New Zealand)
5.125% due 07/15/23 ~	205,500	213,720
5.750% due 10/15/20	335,000	343,238
6.875% due 02/15/21	97,220	100,015
7.000% due 07/15/24 ~	125,000	134,324
RSI Home Products Inc 6.500% due 03/15/23 ~	117,000	123,727
Sanmina Corp 4.375% due 06/01/19 ~	50,000	51,500
Sealed Air Corp
4.875% due 12/01/22 ~	100,000	106,875
5.125% due 12/01/24 ~	50,000	53,875
5.250% due 04/01/23 ~	100,000	107,750
5.500% due 09/15/25 ~	100,000	109,500
Silgan Holdings Inc
4.750% due 03/15/25 ~	100,000	103,000
5.000% due 04/01/20	28,000	28,385
SPX FLOW Inc 5.625% due 08/15/24 ~	100,000	103,500
St Marys Cement Inc (Brazil) 5.750% due 01/28/27 ~	200,000	197,250
Standard Industries Inc
5.000% due 02/15/27 ~	100,000	102,250
5.375% due 11/15/24 ~	100,000	105,875
5.500% due 02/15/23 ~	150,000	158,625
6.000% due 10/15/25 ~	100,000	107,500
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	50,000	55,625
Summit Materials LLC
5.125% due 06/01/25 ~	100,000	102,750
6.125% due 07/15/23	100,000	105,250
Teekay Corp (Bermuda) 8.500% due 01/15/20	25,000	22,906
Tennant Co 5.625% due 05/01/25 ~	100,000	105,500
Terex Corp 5.625% due 02/01/25 ~	80,000	82,400
The Kenan Advantage Group Inc 7.875% due 07/31/23 ~	50,000	52,750
TransDigm Inc
5.500% due 10/15/20	100,000	101,625
6.000% due 07/15/22	100,000	103,250
6.375% due 06/15/26	151,000	153,642
6.500% due 07/15/24	220,000	227,700
6.500% due 05/15/25	100,000	102,000
Triumph Group Inc
4.875% due 04/01/21	100,000	99,875
5.250% due 06/01/22	50,000	49,938
Tutor Perini Corp 6.875% due 05/01/25 ~	65,000	68,575
US Concrete Inc
6.375% due 06/01/24	200,000	212,000
6.375% due 06/01/24 ~	50,000	53,000
USG Corp
4.875% due 06/01/27 ~	25,000	25,781
5.500% due 03/01/25 ~	100,000	106,625

	Principal Amount	Value
Vertiv Group Corp 9.250% due 10/15/24 ~	$125,000	$135,625
Vertiv Intermediate Holding Corp 12.000% Cash or 13.000% PIK due 02/15/22 ~	65,000	69,794
Welbilt Inc 9.500% due 02/15/24	100,000	116,500
WESCO Distribution Inc 5.375% due 12/15/21	100,000	104,375
Xerium Technologies Inc 9.500% due 08/15/21	62,000	66,030
XPO Logistics Inc
6.125% due 09/01/23 ~	60,000	62,700
6.500% due 06/15/22 ~	255,000	269,025
Zebra Technologies Corp 7.250% due 10/15/22	100,000	106,437
Zekelman Industries Inc 9.875% due 06/15/23 ~	100,000	112,625

		17,071,666

Technology - 5.6%

Advanced Micro Devices Inc
7.000% due 07/01/24	100,000	106,375
7.500% due 08/15/22	100,000	111,500
Amkor Technology Inc
6.375% due 10/01/22	50,000	52,250
6.625% due 06/01/21	50,000	51,000
Blackboard Inc 9.750% due 10/15/21 ~	50,000	47,250
BMC Software Finance Inc 8.125% due 07/15/21 ~	240,000	249,677
Boxer Parent Co Inc 9.000% Cash or 9.750% PIK due 10/15/19 ~	80,000	80,300
Camelot Finance SA 7.875% due 10/15/24 ~	45,000	48,600
CDW LLC
5.000% due 09/01/25	70,000	72,975
5.500% due 12/01/24	100,000	108,656
Change Healthcare Holdings LLC 5.750% due 03/01/25 ~	95,000	97,256
Conduent Finance Inc 10.500% due 12/15/24 ~	55,000	64,213
CURO Financial Technologies Corp 12.000% due 03/01/22 ~	100,000	105,250
Dell Inc
4.625% due 04/01/21	100,000	104,750
5.400% due 09/10/40	100,000	89,750
Dell International LLC
5.875% due 06/15/21 ~	426,000	447,300
7.125% due 06/15/24 ~	200,000	219,956
Donnelley Financial Solutions Inc 8.250% due 10/15/24	50,000	53,125
DynCorp International Inc 10.375% Cash or 1.500% PIK due 11/30/20	45,257	46,841
EMC Corp
2.650% due 06/01/20	175,000	171,821
3.375% due 06/01/23	170,000	163,357
Entegris Inc 6.000% due 04/01/22 ~	100,000	104,750
Exela Intermediate LLC
10.000% due 07/15/23 # ~	205,000	202,950
First Data Corp
5.000% due 01/15/24 ~	355,000	366,424
5.375% due 08/15/23 ~	200,000	209,500
5.750% due 01/15/24 ~	500,000	521,250
7.000% due 12/01/23 ~	350,000	374,500
Genesys Telecommunications Laboratories Inc 10.000% due 11/30/24 ~	95,000	106,994

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-45

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
Harland Clarke Holdings Corp 9.250% due 03/01/21 ~	$200,000	$196,250
Infor Software Parent LLC 7.125% Cash or 7.875% PIK due 05/01/21 ~	40,000	41,400
Infor US Inc
5.750% due 08/15/20 ~	100,000	103,375
6.500% due 05/15/22	251,000	261,040
Informatica LLC 7.125% due 07/15/23 ~	51,000	52,164
j2 Cloud Services LLC 6.000% due 07/15/25 ~	85,000	87,975
Leidos Holdings Inc 4.450% due 12/01/20	100,000	105,000
Lexmark International Inc 6.375% due 03/15/20	50,000	52,106
Micron Technology Inc
5.250% due 08/01/23 ~	103,000	107,480
5.250% due 01/15/24 ~	150,000	156,000
5.500% due 02/01/25	32,000	33,920
5.875% due 02/15/22	25,000	26,188
MSCI Inc
4.750% due 08/01/26 ~	55,000	56,667
5.250% due 11/15/24 ~	95,000	101,175
5.750% due 08/15/25 ~	151,000	164,306
NCR Corp
4.625% due 02/15/21	45,000	46,013
5.000% due 07/15/22	113,000	115,825
6.375% due 12/15/23	144,000	154,800
NeuStar Inc 4.500% due 01/15/23	50,000	51,625
Nuance Communications Inc
5.625% due 12/15/26 ~	80,000	85,800
6.000% due 07/01/24	100,000	107,250
NXP BV (Netherlands)
3.875% due 09/01/22 ~	200,000	208,750
4.125% due 06/15/20 ~	200,000	210,564
4.625% due 06/01/23 ~	200,000	216,250
5.750% due 03/15/23 ~	100,000	105,500
Open Text Corp (Canada)
5.625% due 01/15/23 ~	80,000	83,800
5.875% due 06/01/26 ~	158,000	170,343
PTC Inc 6.000% due 05/15/24	15,000	16,275
Qorvo Inc
6.750% due 12/01/23	100,000	110,125
7.000% due 12/01/25	45,000	51,300
Quintiles IMS Inc
4.875% due 05/15/23 ~	40,000	41,150
5.000% due 10/15/26 ~	200,000	206,750
Rackspace Hosting Inc 8.625% due 11/15/24 ~	165,000	176,137
Riverbed Technology Inc 8.875% due 03/01/23 ~	145,000	147,900
RP Crown Parent LLC 7.375% due 10/15/24 ~	100,000	104,250
Sensata Technologies BV
4.875% due 10/15/23 ~	100,000	102,375
5.000% due 10/01/25 ~	350,000	367,780
Solera LLC 10.500% due 03/01/24 ~	200,000	230,750
Sophia LP 9.000% due 09/30/23 ~	100,000	104,500
SS&C Technologies Holdings Inc 5.875% due 07/15/23	133,000	142,338
The Dun & Bradstreet Corp 4.625% due 12/01/22	100,000	103,936
Veritas US Inc 10.500% due 02/01/24 ~	200,000	219,500
Western Digital Corp 10.500% due 04/01/24	400,000	472,872

		10,078,074

	Principal Amount	Value
Utilities - 2.6%

AES Corp
4.875% due 05/15/23	$102,000	$104,423
5.500% due 03/15/24	100,000	104,625
5.500% due 04/15/25	100,000	105,125
7.375% due 07/01/21	100,000	115,000
8.000% due 06/01/20	102,000	118,575
AmeriGas Partners LP
5.500% due 05/20/25	65,000	66,300
5.625% due 05/20/24	90,000	93,375
5.750% due 05/20/27	100,000	102,000
5.875% due 08/20/26	90,000	92,700
Calpine Corp
5.250% due 06/01/26 ~	100,000	98,500
5.375% due 01/15/23	100,000	97,875
5.500% due 02/01/24	100,000	95,125
5.750% due 01/15/25	175,000	164,937
6.000% due 01/15/22 ~	247,000	256,262
DPL Inc 7.250% due 10/15/21	200,000	215,000
Dynegy Inc
5.875% due 06/01/23	100,000	94,000
6.750% due 11/01/19	200,000	207,250
7.375% due 11/01/22	350,000	346,500
7.625% due 11/01/24	200,000	195,000
8.000% due 01/15/25 ~	100,000	97,500
Enel SPA (Italy) 8.750% due 09/24/73 § ~	200,000	238,500
FirstEnergy Solutions Corp 6.800% due 08/15/39	50,000	19,875
InterGen NV (Netherlands) 7.000% due 06/30/23 ~	50,000	48,375
NGL Energy Partners LP
6.125% due 03/01/25 ~	135,000	124,200
6.875% due 10/15/21	100,000	99,750
7.500% due 11/01/23 ~	95,000	94,169
NRG Energy Inc
6.250% due 07/15/22	100,000	103,125
6.625% due 03/15/23	150,000	154,875
6.625% due 01/15/27	220,000	221,375
7.250% due 05/15/26	285,000	296,400
NRG Yield Operating LLC 5.375% due 08/15/24	150,000	158,063
Talen Energy Supply LLC
4.600% due 12/15/21	200,000	153,000
4.625% due 07/15/19 ~	28,000	27,370
6.500% due 06/01/25	28,000	19,810
9.500% due 07/15/22 ~	100,000	86,250
Terraform Global Operating LLC 9.750% due 08/15/22 ~	100,000	112,500

		4,727,709

Total Corporate Bonds & Notes (Cost $172,463,997)		176,941,204

	Shares

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	2,500,884	2,500,884

Total Short-Term Investment (Cost $2,500,884)		2,500,884

TOTAL INVESTMENTS - 99.7% (Cost $174,964,881)		179,444,030

OTHER ASSETS & LIABILITIES, NET - 0.3%		466,151

NET ASSETS - 100.0%		$179,910,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-46

PACIFIC SELECT FUND

PD HIGH YIELD BOND MARKET PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Communications	20.4%
Consumer, Non-Cyclical	16.5%
Consumer, Cyclical	13.8%
Energy	12.7%
Financial	10.0%
Industrial	9.5%
Basic Materials	7.0%
Technology	5.6%
Others (each less than 3.0%)	4.2%

99.7%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	An investment with a value of $38,500 or less than 0.1% of the Fund’s net assets was in default as of June 30, 2017.

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$1,942	$-	$1,942	$-
	Corporate Bonds & Notes	176,941,204	-	176,941,204	-
	Short-Term Investment	2,500,884	2,500,884	-	-

	Total	$179,444,030	$2,500,884	$176,943,146	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-47

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%

Basic Materials - 2.7%

Albemarle Corp	970	$102,374
Axalta Coating Systems Ltd *	9,902	317,260
Celanese Corp ‘A’	3,890	369,317
EI du Pont de Nemours & Co	40,631	3,279,328
FMC Corp	6,254	456,855
Freeport-McMoRan Inc *	12,318	147,939
Huntsman Corp	4,541	117,340
International Flavors & Fragrances Inc	3,694	498,690
International Paper Co	17,497	990,505
LyondellBasell Industries NV ‘A’	6,736	568,451
Monsanto Co	20,526	2,429,457
NewMarket Corp	323	148,735
Platform Specialty Products Corp *	4,705	59,659
PPG Industries Inc	11,156	1,226,714
Praxair Inc	11,731	1,554,944
Royal Gold Inc	1,131	88,410
RPM International Inc	5,625	306,844
Southern Copper Corp (Peru)	3,411	118,123
Steel Dynamics Inc	1,530	54,789
The Chemours Co	8,647	327,894
The Sherwin-Williams Co	3,831	1,344,528
Univar Inc *	4,814	140,569
Versum Materials Inc	468	15,210
Westlake Chemical Corp	834	55,219
WR Grace & Co	3,169	228,200

		14,947,354

Communications - 17.5%

Alphabet Inc ‘A’ *	13,937	12,956,950
Alphabet Inc ‘C’ *	14,165	12,872,160
Amazon.com Inc *	18,610	18,014,480
AMC Networks Inc ‘A’ *	2,579	137,744
Arista Networks Inc *	2,476	370,880
Cable One Inc	221	157,109
CBS Corp ‘B’	16,643	1,061,491
CDW Corp	7,173	448,528
Charter Communications Inc ‘A’ *	6,244	2,103,291
Comcast Corp ‘A’	204,007	7,939,952
CommScope Holding Co Inc *	4,518	171,820
DISH Network Corp ‘A’ *	7,943	498,503
Expedia Inc	5,678	845,738
F5 Networks Inc *	3,064	389,312
Facebook Inc ‘A’ *	109,325	16,505,889
FactSet Research Systems Inc	1,819	302,281
GoDaddy Inc ‘A’ *	3,633	154,112
IAC/InterActiveCorp *	3,253	335,840
Liberty Expedia Holdings Inc ‘A’ *	433	23,391
LogMeIn Inc	1,513	158,109
Match Group Inc *	1,780	30,936
Motorola Solutions Inc	720	62,453
Netflix Inc *	19,206	2,869,568
Omnicom Group Inc	10,800	895,320
Palo Alto Networks Inc *	4,161	556,783
Pandora Media Inc *	10,497	93,633
Scripps Networks Interactive Inc ‘A’	2,206	150,692
Sirius XM Holdings Inc	65,403	357,754
Symantec Corp	28,836	814,617
T-Mobile US Inc *	8,488	514,543
The Interpublic Group of Cos Inc	15,606	383,908
The Priceline Group Inc *	2,298	4,298,455
The Walt Disney Co	50,055	5,318,344
TripAdvisor Inc *	2,422	92,520
Twenty-First Century Fox Inc ‘A’	3,008	85,247
Twenty-First Century Fox Inc ‘B’	551	15,356
Twitter Inc *	1,984	35,454
VeriSign Inc *	4,090	380,206

	Shares	Value
Verizon Communications Inc	95,622	$4,270,479
Wayfair Inc ‘A’ *	1,787	137,385
Zayo Group Holdings Inc *	8,689	268,490
Zillow Group Inc ‘A’ *	1,781	86,984
Zillow Group Inc ‘C’ *	3,336	163,497

		97,330,204

Consumer, Cyclical - 11.2%

Advance Auto Parts Inc	887	103,415
Alaska Air Group Inc	4,623	414,960
Allison Transmission Holdings Inc	6,160	231,062
American Airlines Group Inc	8,995	452,628
Aramark	4,834	198,097
AutoZone Inc *	1,133	646,331
BorgWarner Inc	1,150	48,714
Brunswick Corp	3,397	213,094
Burlington Stores Inc *	1,873	172,297
CarMax Inc *	8,723	550,072
Carter’s Inc	2,274	202,272
Chipotle Mexican Grill Inc *	1,182	491,830
Choice Hotels International Inc	1,542	99,074
Coach Inc	2,308	109,261
Copa Holdings SA ‘A’ (Panama)	94	10,998
Copart Inc *	9,260	294,375
Costco Wholesale Corp	20,447	3,270,089
Darden Restaurants Inc	5,806	525,095
Delphi Automotive PLC	12,511	1,096,589
Dick’s Sporting Goods Inc	3,258	129,766
Dollar General Corp	4,917	354,467
Dollar Tree Inc *	10,171	711,156
Domino’s Pizza Inc	2,251	476,154
DR Horton Inc	8,745	302,315
Dunkin’ Brands Group Inc	4,383	241,591
Extended Stay America Inc	4,258	82,435
Fastenal Co	13,504	587,829
Floor & Decor Holdings Inc ‘A’ *	469	18,413
Foot Locker Inc	410	20,205
Genuine Parts Co	2,530	234,683
Hanesbrands Inc	16,993	393,558
Harley-Davidson Inc	5,970	322,499
Hasbro Inc	4,019	448,159
HD Supply Holdings Inc *	9,462	289,821
Hilton Grand Vacations Inc *	2,734	98,588
Hilton Worldwide Holdings Inc	7,894	488,244
Kate Spade & Co *	6,060	112,049
L Brands Inc	1,714	92,367
Las Vegas Sands Corp	16,880	1,078,463
Lear Corp	2,660	377,933
Leggett & Platt Inc	4,939	259,446
Liberty Interactive Corp QVC Group ‘A’ *	10,849	266,234
Lions Gate Entertainment Corp ‘A’ *	1,718	48,482
Lions Gate Entertainment Corp ‘B’ *	2,837	74,556
LKQ Corp *	2,078	68,470
Lowe’s Cos Inc	40,162	3,113,760
Lululemon Athletica Inc *	4,580	273,289
Marriott International Inc ‘A’	14,786	1,483,184
Mattel Inc	3,060	65,882
McDonald’s Corp	38,204	5,851,325
MGM Resorts International	1,868	58,450
Michael Kors Holdings Ltd *	521	18,886
Mohawk Industries Inc *	186	44,954
MSC Industrial Direct Co Inc ‘A’	862	74,098
NIKE Inc ‘B’	61,844	3,648,796
Nordstrom Inc	5,370	256,847
Nu Skin Enterprises Inc ‘A’	691	43,422
NVR Inc *	155	373,645
O’Reilly Automotive Inc *	4,177	913,677
Panera Bread Co ‘A’ *	990	311,494
Polaris Industries Inc	2,746	253,264
Pool Corp	1,853	217,857

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-48

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
PulteGroup Inc	3,840	$94,195
Regal Entertainment Group ‘A’	1,501	30,710
Rite Aid Corp *	22,873	67,475
Ross Stores Inc	17,919	1,034,464
Sally Beauty Holdings Inc *	2,178	44,105
Six Flags Entertainment Corp	3,389	202,018
Skechers U.S.A. Inc ‘A’ *	2,610	76,995
Southwest Airlines Co	26,283	1,633,226
Starbucks Corp	66,051	3,851,434
Tempur Sealy International Inc *	827	44,154
Tesla Inc *	6,082	2,199,312
The Gap Inc	623	13,700
The Home Depot Inc	56,272	8,632,125
The Madison Square Garden Co ‘A’ *	86	16,933
The Michaels Cos Inc *	4,110	76,117
The Scotts Miracle-Gro Co	1,877	167,916
The TJX Cos Inc	30,124	2,174,049
The Toro Co	4,981	345,134
The Wendy’s Co	8,508	131,959
Thor Industries Inc	2,295	239,873
Toll Brothers Inc	3,181	125,681
Tractor Supply Co	6,001	325,314
Tupperware Brands Corp	2,363	165,953
Ulta Beauty Inc *	2,761	793,346
Under Armour Inc ‘A’ *	6,276	136,566
Under Armour Inc ‘C’ *	6,300	127,008
Vail Resorts Inc	1,847	374,627
VF Corp	11,434	658,598
Visteon Corp *	1,526	155,744
WABCO Holdings Inc *	2,332	297,353
Walgreens Boots Alliance Inc	8,139	637,365
Watsco Inc	1,398	215,572
Whirlpool Corp	264	50,588
Williams-Sonoma Inc	783	37,976
WW Grainger Inc	2,316	418,107
Wyndham Worldwide Corp	4,760	477,952
Wynn Resorts Ltd	3,734	500,804
Yum China Holdings Inc *	14,908	587,822
Yum! Brands Inc	16,296	1,201,993

		62,075,229

Consumer, Non-Cyclical - 22.7%

AbbVie Inc	74,588	5,408,376
ABIOMED Inc *	1,881	269,547
ACADIA Pharmaceuticals Inc *	4,344	121,154
Aetna Inc	4,875	740,171
Agios Pharmaceuticals Inc *	1,791	92,147
Akorn Inc *	4,089	137,145
Alexion Pharmaceuticals Inc *	8,221	1,000,249
Align Technology Inc *	3,713	557,396
Alkermes PLC *	7,112	412,283
Alnylam Pharmaceuticals Inc *	3,054	243,587
Altria Group Inc	90,501	6,739,610
AmerisourceBergen Corp	7,392	698,766
Amgen Inc	9,923	1,709,038
Automatic Data Processing Inc	20,949	2,146,435
Avery Dennison Corp	3,898	344,466
Baxter International Inc	2,173	131,553
Becton Dickinson & Co	10,456	2,040,070
Bio-Techne Corp	1,720	202,100
Biogen Inc *	9,332	2,532,332
BioMarin Pharmaceutical Inc *	8,151	740,274
Bioverativ Inc *	5,096	306,626
Blue Buffalo Pet Products Inc *	4,370	99,680
Booz Allen Hamilton Holding Corp	6,385	207,768
Boston Scientific Corp *	64,018	1,774,579
Bright Horizons Family Solutions Inc *	2,330	179,899
Bristol-Myers Squibb Co	37,956	2,114,908
Brown-Forman Corp ‘A’	2,243	110,580
Brown-Forman Corp ‘B’	7,867	382,336

	Shares	Value
Bruker Corp	1,786	$51,508
Campbell Soup Co	5,487	286,147
CDK Global Inc	6,305	391,288
Celgene Corp *	36,275	4,711,034
Centene Corp *	1,006	80,359
Charles River Laboratories International Inc *	2,139	216,360
Church & Dwight Co Inc	11,698	606,892
Cigna Corp	10,154	1,699,678
Cintas Corp	3,993	503,278
Colgate-Palmolive Co	6,371	472,282
Constellation Brands Inc ‘A’	7,580	1,468,473
CoreLogic Inc *	2,272	98,559
CoStar Group Inc *	1,499	395,136
CR Bard Inc	3,393	1,072,561
DexCom Inc *	3,995	292,234
Dr Pepper Snapple Group Inc	8,560	779,902
Ecolab Inc	12,020	1,595,655
Edwards Lifesciences Corp *	9,774	1,155,678
Eli Lilly & Co	45,731	3,763,661
Equifax Inc	5,570	765,429
Euronet Worldwide Inc *	2,347	205,057
Exelixis Inc *	13,474	331,865
Express Scripts Holding Co *	1,910	121,934
FleetCor Technologies Inc *	4,295	619,382
Gartner Inc *	4,092	505,403
General Mills Inc	19,182	1,062,683
Gilead Sciences Inc	43,560	3,083,177
Global Payments Inc	7,106	641,814
H&R Block Inc	1,465	45,283
HCA Healthcare Inc *	982	85,630
Henry Schein Inc *	3,687	674,795
Herbalife Ltd *	3,227	230,182
Hill-Rom Holdings Inc	2,872	228,640
Hologic Inc *	7,400	335,812
Humana Inc	6,358	1,529,862
IDEXX Laboratories Inc *	4,079	658,432
IHS Markit Ltd *	10,436	459,601
Illumina Inc *	6,813	1,182,192
Incyte Corp *	7,878	991,919
Intercept Pharmaceuticals Inc *	847	102,546
Intrexon Corp *	1,824	43,940
Intuitive Surgical Inc *	1,709	1,598,547
Ionis Pharmaceuticals Inc *	5,759	292,960
Johnson & Johnson	19,327	2,556,769
KAR Auction Services Inc	6,513	273,351
Kellogg Co	10,690	742,527
Kimberly-Clark Corp	14,113	1,822,129
Lamb Weston Holdings Inc	1,599	70,420
LifePoint Health Inc *	263	17,660
Live Nation Entertainment Inc *	6,230	217,116
MarketAxess Holdings Inc	1,715	344,887
McCormick & Co Inc	5,305	517,291
McKesson Corp	1,034	170,134
Medtronic PLC	4,678	415,173
Merck & Co Inc	7,042	451,322
Monster Beverage Corp *	19,329	960,265
Moody’s Corp	7,775	946,062
Morningstar Inc	761	59,617
Neurocrine Biosciences Inc *	4,072	187,312
OPKO Health Inc *	1,719	11,311
Patheon NV *	1,567	54,657
Patterson Cos Inc	360	16,902
PayPal Holdings Inc *	53,019	2,845,530
PepsiCo Inc	58,199	6,721,403
Philip Morris International Inc	6,551	769,415
Pilgrim’s Pride Corp *	2,211	48,465
Premier Inc ‘A’ *	610	21,960
QIAGEN NV *	3,508	117,623
Quanta Services Inc *	1,715	56,458

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-49

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Quintiles IMS Holdings Inc *	3,887	$347,887
Regeneron Pharmaceuticals Inc *	3,665	1,800,028
ResMed Inc	6,506	506,622
Reynolds American Inc	23,780	1,546,651
Robert Half International Inc	5,787	277,371
Rollins Inc	4,419	179,898
S&P Global Inc	12,071	1,762,245
Sabre Corp	7,586	165,147
Seattle Genetics Inc *	4,530	234,382
Service Corp International	8,636	288,874
ServiceMaster Global Holdings Inc *	6,198	242,900
Spectrum Brands Holdings Inc	1,170	146,297
Sprouts Farmers Market Inc *	6,089	138,038
Square Inc ‘A’ *	10,372	243,327
Stryker Corp	15,900	2,206,602
Sysco Corp	23,059	1,160,560
Teleflex Inc	352	73,132
TESARO Inc *	1,733	242,377
The Clorox Co	5,136	684,321
The Coca-Cola Co	134,584	6,036,092
The Cooper Cos Inc	1,754	419,943
The Estee Lauder Cos Inc ‘A’	10,206	979,572
The Hershey Co	5,845	627,578
The Kroger Co	23,099	538,669
The Procter & Gamble Co	6,102	531,789
The Western Union Co	22,174	422,415
Thermo Fisher Scientific Inc	8,234	1,436,586
Total System Services Inc	8,485	494,251
TransUnion *	5,978	258,907
TreeHouse Foods Inc *	755	61,676
United Rentals Inc *	3,946	444,754
UnitedHealth Group Inc	44,897	8,324,802
Vantiv Inc ‘A’ *	7,500	475,050
Varian Medical Systems Inc *	4,322	445,987
VCA Inc *	3,656	337,485
Verisk Analytics Inc *	7,085	597,762
Vertex Pharmaceuticals Inc *	11,632	1,499,016
WellCare Health Plans Inc *	1,914	343,678
West Pharmaceutical Services Inc	3,413	322,597
WEX Inc *	1,471	153,381
Whole Foods Market Inc	2,095	88,220
Zoetis Inc	23,001	1,434,802

		125,818,275

Diversified - 0.0%

Leucadia National Corp	3,581	93,679

Energy - 0.8%

Antero Resources Corp *	5,560	120,152
Apache Corp	1,084	51,956
Cabot Oil & Gas Corp	15,373	385,555
Cheniere Energy Inc *	6,390	311,257
Chesapeake Energy Corp *	2,237	11,118
Cimarex Energy Co	4,157	390,800
Continental Resources Inc *	2,023	65,404
Devon Energy Corp	2,038	65,155
Diamondback Energy Inc *	1,113	98,845
EOG Resources Inc	2,667	241,417
Gulfport Energy Corp *	923	13,614
Halliburton Co	27,459	1,172,774
Laredo Petroleum Inc *	7,821	82,277
Newfield Exploration Co*	9,448	268,890
ONEOK Inc	9,957	519,357
Parsley Energy Inc ‘A’ *	7,323	203,213
Rice Energy Inc *	4,052	107,905
RPC Inc	2,567	51,879
RSP Permian Inc *	3,239	104,522
The Williams Cos Inc	5,693	172,384

		4,438,474

	Shares	Value
Financial - 7.5%

Air Lease Corp	274	$10,237
Alliance Data Systems Corp	2,270	582,686
American International Group Inc	5,263	329,043
American Tower Corp REIT	19,770	2,615,966
Ameriprise Financial Inc	6,406	815,420
Aon PLC	12,189	1,620,528
Arch Capital Group Ltd *	763	71,180
Arthur J Gallagher & Co	5,718	327,355
Aspen Insurance Holdings Ltd (Bermuda)	867	43,220
Assurant Inc	533	55,267
Bank of the Ozarks Inc	2,440	114,363
BGC Partners Inc ‘A’	2,566	32,434
Boston Properties Inc REIT	1,055	129,786
Capital One Financial Corp	1,419	117,238
CBOE Holdings Inc	5,146	470,344
CBRE Group Inc ‘A’ *	6,051	220,256
CoreSite Realty Corp REIT	1,567	162,231
Credit Acceptance Corp *	468	120,342
Crown Castle International Corp REIT	17,092	1,712,277
CubeSmart REIT	5,721	137,533
CyrusOne Inc REIT	3,533	196,965
Digital Realty Trust Inc REIT	5,225	590,164
Douglas Emmett Inc REIT	5,406	206,563
DuPont Fabros Technology Inc REIT	3,591	219,626
East West Bancorp Inc	408	23,901
Eaton Vance Corp	5,234	247,673
Equinix Inc REIT	3,634	1,559,567
Equity LifeStyle Properties Inc REIT	3,757	324,379
Erie Indemnity Co ‘A’	784	98,055
Extra Space Storage Inc REIT	4,825	376,350
Federal Realty Investment Trust REIT	1,299	164,181
Federated Investors Inc ‘B’	1,211	34,211
First Republic Bank	5,873	587,887
Gaming & Leisure Properties Inc REIT	3,032	114,215
Hudson Pacific Properties Inc REIT	740	25,301
Intercontinental Exchange Inc	13,042	859,729
Invesco Ltd	2,722	95,787
Iron Mountain Inc REIT	10,744	369,164
Lamar Advertising Co ‘A’ REIT	3,459	254,479
Lazard Ltd ‘A’	5,027	232,901
Legg Mason Inc	932	35,565
LPL Financial Holdings Inc	4,104	174,256
Marsh & McLennan Cos Inc	24,072	1,876,653
Mastercard Inc ‘A’	44,123	5,358,738
Outfront Media Inc REIT	973	22,496
Pinnacle Financial Partners Inc	1,009	63,365
Public Storage REIT	6,909	1,440,734
Raymond James Financial Inc	1,553	124,582
SBA Communications Corp REIT *	5,616	757,598
SEI Investments Co	6,239	335,533
Signature Bank *	1,500	215,295
Simon Property Group Inc REIT	13,163	2,129,247
State Street Corp	889	79,770
SVB Financial Group *	1,812	318,531
T Rowe Price Group Inc	1,716	127,344
Tanger Factory Outlet Centers Inc REIT	283	7,352
Taubman Centers Inc REIT	1,272	75,748
TD Ameritrade Holding Corp	10,556	453,802
The Allstate Corp	4,731	418,410
The Charles Schwab Corp	44,073	1,893,376
The Progressive Corp	27,125	1,195,941
Visa Inc ‘A’	86,543	8,116,003
Voya Financial Inc	505	18,629
Western Alliance Bancorp *	2,564	126,149
XL Group Ltd (Bermuda)	3,773	165,257

		41,799,178

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-50

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Industrial - 11.6%

3M Co	27,154	$5,653,191
Acuity Brands Inc	1,399	284,389
Agilent Technologies Inc	3,731	221,286
Allegion PLC	4,506	365,527
AMETEK Inc	1,684	102,000
Amphenol Corp ‘A’	13,973	1,031,487
AO Smith Corp	6,768	381,241
AptarGroup Inc	690	59,933
Ardagh Group SA (Luxembourg)	488	11,034
Armstrong World Industries Inc *	2,027	93,242
Ball Corp	8,969	378,581
Berry Global Group Inc *	6,043	344,511
BWX Technologies Inc	4,357	212,404
Caterpillar Inc	24,087	2,588,389
CH Robinson Worldwide Inc	6,550	449,854
Clean Harbors Inc *	1,719	95,972
Cognex Corp	3,877	329,157
Coherent Inc *	1,140	256,489
Corning Inc	2,445	73,472
Crown Holdings Inc *	4,276	255,106
CSX Corp	36,996	2,018,502
Cummins Inc	2,390	387,706
Deere & Co	14,884	1,839,514
Donaldson Co Inc	5,683	258,804
Dover Corp	805	64,577
Eagle Materials Inc	2,254	208,315
Emerson Electric Co	4,277	254,995
Energizer Holdings Inc	2,865	137,577
Expeditors International of Washington Inc	5,983	337,920
FedEx Corp	11,590	2,518,855
FLIR Systems Inc	3,340	115,764
Fortive Corp	12,985	822,600
Fortune Brands Home & Security Inc	6,681	435,868
Gardner Denver Holdings Inc *	1,881	40,648
General Dynamics Corp	4,970	984,557
General Electric Co	70,853	1,913,740
Gentex Corp	8,580	162,763
Graco Inc	2,571	280,959
Graphic Packaging Holding Co	9,810	135,182
Harris Corp	1,465	159,802
HEICO Corp	1,062	76,294
HEICO Corp ‘A’	2,325	144,266
Hexcel Corp	2,825	149,132
Honeywell International Inc	20,830	2,776,431
Hubbell Inc	1,635	185,033
Huntington Ingalls Industries Inc	1,764	328,386
IDEX Corp	3,321	375,306
Illinois Tool Works Inc	14,252	2,041,599
Ingersoll-Rand PLC	6,005	548,797
JB Hunt Transport Services Inc	3,992	364,789
Landstar System Inc	1,903	162,897
Lennox International Inc	1,673	307,230
Lincoln Electric Holdings Inc	2,743	252,603
Lockheed Martin Corp	10,560	2,931,562
Martin Marietta Materials Inc	2,654	590,727
Masco Corp	9,712	371,095
Mettler-Toledo International Inc *	1,181	695,066
National Instruments Corp	3,895	156,657
Nordson Corp	2,691	326,472
Northrop Grumman Corp	7,549	1,937,904
Old Dominion Freight Line Inc	1,837	174,956
Owens-Illinois Inc *	5,967	142,731
Packaging Corp of America	4,374	487,220
Parker-Hannifin Corp	5,348	854,717
PerkinElmer Inc	998	68,004
Raytheon Co	5,086	821,287
Rockwell Automation Inc	6,005	972,570
Rockwell Collins Inc	7,581	796,611

	Shares	Value
Roper Technologies Inc	4,444	$1,028,919
Sealed Air Corp	4,638	207,597
Sensata Technologies Holding NV *	3,990	170,453
Silgan Holdings Inc	3,539	112,469
Snap-on Inc	359	56,722
Stanley Black & Decker Inc	717	100,903
The Boeing Co	26,635	5,267,071
The Middleby Corp *	2,653	322,366
TransDigm Group Inc	2,254	606,033
Trimble Inc *	9,369	334,192
Union Pacific Corp	34,315	3,737,247
United Parcel Service Inc ‘B’	32,286	3,570,509
Universal Display Corp	1,940	211,945
Vulcan Materials Co	5,711	723,469
Wabtec Corp	1,303	119,224
Waste Management Inc	17,099	1,254,212
Waters Corp *	3,561	654,654
Welbilt Inc *	5,907	111,347
XPO Logistics Inc *	3,795	245,271
Xylem Inc	4,461	247,273
Zebra Technologies Corp ‘A’ *	2,439	245,168

		64,633,299

Technology - 21.7%

Accenture PLC ‘A’	29,032	3,590,678
Activision Blizzard Inc	34,623	1,993,246
Adobe Systems Inc *	23,127	3,271,083
Advanced Micro Devices Inc *	38,530	480,854
Analog Devices Inc	16,914	1,315,909
ANSYS Inc *	3,984	484,773
Apple Inc	244,391	35,197,192
Applied Materials Inc	50,548	2,088,138
athenahealth Inc *	1,841	258,753
Atlassian Corp PLC ‘A’ * (Australia)	3,415	120,140
Autodesk Inc *	7,943	800,813
Black Knight Financial Services Inc ‘A’ *	1,354	55,446
Broadcom Ltd	18,683	4,354,073
Broadridge Financial Solutions Inc	5,473	413,540
Cadence Design Systems Inc *	12,946	433,562
Cavium Inc *	3,074	190,988
Cerner Corp *	13,457	894,487
Citrix Systems Inc *	7,130	567,405
Cognizant Technology Solutions Corp ‘A’	27,368	1,817,235
CSRA Inc	7,442	236,284
Cypress Semiconductor Corp	1,284	17,527
Dell Technologies Inc ‘V’ *	9,579	585,373
DST Systems Inc	307	18,942
DXC Technology Co	13,238	1,015,619
Electronic Arts Inc *	14,029	1,483,146
Fidelity National Information Services Inc	8,754	747,592
First Data Corp ‘A’ *	17,166	312,421
Fiserv Inc *	9,943	1,216,427
Fortinet Inc *	6,869	257,175
Genpact Ltd	6,316	175,774
Guidewire Software Inc *	1,375	94,476
International Business Machines Corp	27,640	4,251,861
Intuit Inc	11,379	1,511,245
IPG Photonics Corp *	1,676	243,188
Jack Henry & Associates Inc	3,566	370,400
KLA-Tencor Corp	7,337	671,409
Lam Research Corp	7,550	1,067,796
Manhattan Associates Inc *	3,138	150,812
Maxim Integrated Products Inc	13,149	590,390
Microchip Technology Inc	9,910	764,854
Micron Technology Inc *	37,031	1,105,746
Microsemi Corp *	4,354	203,767
Microsoft Corp	351,310	24,215,798
MSCI Inc	4,192	431,734
NCR Corp *	5,625	229,725
NetApp Inc	10,852	434,623

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-51

PACIFIC SELECT FUND

PD LARGE-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
NVIDIA Corp	26,622	$3,848,476
NXP Semiconductors NV * (Netherlands)	8,831	966,553
ON Semiconductor Corp *	18,355	257,704
Oracle Corp	10,932	548,130
Paychex Inc	15,019	855,182
PTC Inc *	5,356	295,223
Qorvo Inc *	3,083	195,216
Red Hat Inc *	8,280	792,810
salesforce.com Inc *	31,653	2,741,150
ServiceNow Inc *	7,822	829,132
Skyworks Solutions Inc	8,619	826,993
Splunk Inc *	6,436	366,144
SS&C Technologies Holdings Inc	7,397	284,119
Synopsys Inc *	484	35,298
Tableau Software Inc ‘A’ *	2,790	170,943
Take-Two Interactive Software Inc *	4,639	340,410
Teradyne Inc	8,632	259,219
Texas Instruments Inc	46,731	3,595,016
The Dun & Bradstreet Corp	643	69,540
The Ultimate Software Group Inc *	1,329	279,170
Tyler Technologies Inc *	1,614	283,531
Veeva Systems Inc ‘A’ *	5,006	306,918
VMware Inc ‘A’ *	3,336	291,666
Western Digital Corp	1,950	172,770
Workday Inc ‘A’ *	6,099	591,603
Xilinx Inc	11,001	707,584

		120,642,919

Utilities - 0.0%

NRG Energy Inc	2,749	47,338

Total Common Stocks (Cost $361,050,104)		531,825,949

EXCHANGE-TRADED FUND - 2.1%

iShares Russell 1000 Growth	99,221	11,809,283

Total Exchange-Traded Fund (Cost $11,252,851)		11,809,283

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.5%

Repurchase Agreement - 2.5%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $13,931,320; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $14,214,288)	$13,931,181	$13,931,181

Total Short-Term Investment (Cost $13,931,181)		13,931,181

TOTAL INVESTMENTS - 100.3% (Cost $386,234,136)		557,566,413

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,906,338)

NET ASSETS - 100.0%		$555,660,075

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	22.7%
Technology	21.7%
Communications	17.5%
Industrial	11.6%
Consumer, Cyclical	11.2%
Financial	7.5%
Others (each less than 3.0%)	8.1%

	100.3%
Other Assets & Liabilities, Net	(0.3%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Index (09/17)	45	($146,971)
S&P 500 E-Mini Index (09/17)	56	(38,002)

Total Futures Contracts		($184,973)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$531,825,949	$531,825,949	$-	$-
	Exchange-Traded Fund	11,809,283	11,809,283	-	-
	Short-Term Investment	13,931,181	-	13,931,181	-

	Total Assets	557,566,413	543,635,232	13,931,181	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(184,973)	(184,973)	-	-

	Total Liabilities	(184,973)	(184,973)	-	-

	Total	$557,381,440	$543,450,259	$13,931,181	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-52

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Basic Materials - 2.3%

Air Products & Chemicals Inc	11,018	$1,576,235
Albemarle Corp	4,617	487,278
Alcoa Corp	9,513	310,599
Ashland Global Holdings Inc	3,291	216,910
Cabot Corp	3,313	177,014
Celanese Corp ‘A’	2,892	274,566
CF Industries Holdings Inc	12,370	345,865
Domtar Corp	3,278	125,941
Eastman Chemical Co	7,497	629,673
Freeport-McMoRan Inc *	55,948	671,936
Huntsman Corp	5,330	137,727
International Paper Co	1,930	109,257
LyondellBasell Industries NV ‘A’	9,733	821,368
NewMarket Corp	27	12,433
Newmont Mining Corp	27,509	891,017
Nucor Corp	16,441	951,441
Olin Corp	8,482	256,835
Platform Specialty Products Corp *	6,166	78,185
PPG Industries Inc	924	101,603
Praxair Inc	1,839	243,759
Reliance Steel & Aluminum Co	3,682	268,086
Royal Gold Inc	2,104	164,470
RPM International Inc	567	30,930
Southern Copper Corp (Peru)	451	15,618
Steel Dynamics Inc	10,580	378,870
Tahoe Resources Inc (NYSE)	15,823	136,394
The Dow Chemical Co	62,956	3,970,635
The Mosaic Co	18,553	423,565
United States Steel Corp	8,970	198,596
Valvoline Inc	10,524	249,629
Versum Materials Inc	5,087	165,328
Westlake Chemical Corp	916	60,648

		14,482,411

Communications - 7.3%

ARRIS International PLC *	9,278	259,970
AT&T Inc	317,336	11,973,087
CenturyLink Inc	27,817	664,270
Charter Communications Inc ‘A’ *	3,339	1,124,742
Cisco Systems Inc	258,540	8,092,302
Comcast Corp ‘A’	18,219	709,083
CommScope Holding Co Inc *	4,862	184,902
Discovery Communications Inc ‘A’ *	7,796	201,371
Discovery Communications Inc ‘C’ *	10,787	271,940
DISH Network Corp ‘A’ *	2,647	166,126
eBay Inc *	52,190	1,822,475
EchoStar Corp ‘A’ *	2,387	144,891
FireEye Inc *	9,019	137,179
John Wiley & Sons Inc ‘A’	2,329	122,855
Juniper Networks Inc	19,245	536,551
Level 3 Communications Inc *	15,209	901,894
Liberty Broadband Corp ‘A’ *	1,371	117,618
Liberty Broadband Corp ‘C’ *	5,470	474,522
Liberty Expedia Holdings Inc ‘A’ *	2,268	122,517
Liberty Media Corp-Liberty Formula One ‘A’ *	1,272	44,558
Liberty Media Corp-Liberty Formula One ‘C’ *	5,464	200,092
Liberty Media Corp-Liberty SiriusXM ‘A’ *	4,575	192,058
Liberty Media Corp-Liberty SiriusXM ‘C’ *	9,197	383,515
Liberty Ventures ‘A’ *	4,098	214,284
LogMeIn Inc	998	104,291
Motorola Solutions Inc	7,748	672,061
News Corp ‘A’	20,037	274,507
News Corp ‘B’	6,376	90,220
Scripps Networks Interactive Inc ‘A’	1,999	136,552

	Shares	Value
Sirius XM Holdings Inc	3,947	$21,590
Sprint Corp *	32,387	265,897
T-Mobile US Inc *	5,796	351,354
TEGNA Inc	11,500	165,715
Telephone & Data Systems Inc	5,015	139,166
The Interpublic Group of Cos Inc	3,122	76,801
The Walt Disney Co	25,591	2,719,044
Time Warner Inc	39,998	4,016,199
Tribune Media Co ‘A’	3,735	152,276
TripAdvisor Inc *	2,998	114,524
Twenty-First Century Fox Inc ‘A’	50,994	1,445,170
Twenty-First Century Fox Inc ‘B’	21,436	597,421
Twitter Inc *	32,266	576,593
United States Cellular Corp *	805	30,848
Verizon Communications Inc	105,328	4,703,948
Viacom Inc ‘A’	516	19,634
Viacom Inc ‘B’	18,096	607,483
Zillow Group Inc ‘A’ *	878	42,882
Zillow Group Inc ‘C’ *	1,657	81,210

		46,468,188

Consumer, Cyclical - 7.2%

Adient PLC	4,838	316,308
Advance Auto Parts Inc	2,683	312,811
Alaska Air Group Inc	1,143	102,596
American Airlines Group Inc	13,040	656,173
Aramark	7,288	298,662
AutoNation Inc *	3,301	139,170
AutoZone Inc *	210	119,797
Bed Bath & Beyond Inc	7,017	213,317
Best Buy Co Inc	13,599	779,631
BorgWarner Inc	9,769	413,815
Brunswick Corp	883	55,391
Burlington Stores Inc *	1,574	144,792
Cabela’s Inc *	2,598	154,373
CalAtlantic Group Inc	3,441	121,639
Carnival Corp	20,982	1,375,790
Casey’s General Stores Inc	2,005	214,756
Cinemark Holdings Inc	5,467	212,393
Coach Inc	11,985	567,370
Copa Holdings SA ‘A’ (Panama)	1,483	173,511
CVS Health Corp	52,504	4,224,472
Delta Air Lines Inc	34,830	1,871,764
Dick’s Sporting Goods Inc	1,000	39,830
Dolby Laboratories Inc ‘A’	2,657	130,087
Dollar General Corp	8,769	632,157
Dollar Tree Inc *	629	43,980
DR Horton Inc	8,026	277,459
Extended Stay America Inc	3,333	64,527
Foot Locker Inc	6,255	308,246
Ford Motor Co	200,802	2,246,974
GameStop Corp ‘A’	5,366	115,959
General Motors Co	70,644	2,467,595
Genuine Parts Co	4,618	428,366
Harley-Davidson Inc	2,442	131,917
Hasbro Inc	1,420	158,344
Hilton Worldwide Holdings Inc	1,103	68,221
Hyatt Hotels Corp ‘A’ *	1,630	91,622
International Game Technology PLC	5,139	94,044
JetBlue Airways Corp *	17,170	391,991
Kohl’s Corp	8,839	341,804
L Brands Inc	10,525	567,192
Lear Corp	666	94,625
Leggett & Platt Inc	1,331	69,917
Lennar Corp ‘A’	10,261	547,117
Lennar Corp ‘B’	246	11,063
Liberty Interactive Corp QVC Group ‘A’ *	9,282	227,780
Lions Gate Entertainment Corp ‘A’ *	876	24,721
Lions Gate Entertainment Corp ‘B’ *	1,814	47,672
LKQ Corp *	13,554	446,604

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-53

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Macy’s Inc	15,717	$365,263
Mattel Inc	14,298	307,836
MGM Resorts International	24,199	757,187
Michael Kors Holdings Ltd *	7,336	265,930
Mohawk Industries Inc *	2,986	721,686
MSC Industrial Direct Co Inc ‘A’	1,359	116,820
Newell Brands Inc	24,726	1,325,808
Norwegian Cruise Line Holdings Ltd *	8,249	447,838
Nu Skin Enterprises Inc ‘A’	2,038	128,068
PACCAR Inc	17,666	1,166,663
Penske Automotive Group Inc	2,022	88,786
PulteGroup Inc	10,780	264,433
PVH Corp	3,994	457,313
Ralph Lauren Corp	2,814	207,673
Regal Entertainment Group ‘A’	4,269	87,344
Rite Aid Corp *	28,913	85,293
Royal Caribbean Cruises Ltd	8,927	975,096
Sally Beauty Holdings Inc *	4,625	93,656
Signet Jewelers Ltd (NYSE)	3,517	222,415
Skechers U.S.A. Inc ‘A’ *	3,835	113,133
Spirit Airlines Inc *	3,572	184,494
Staples Inc	34,160	343,991
Target Corp	28,476	1,489,010
Tempur Sealy International Inc *	1,467	78,323
The Gap Inc	11,743	258,229
The Goodyear Tire & Rubber Co	12,963	453,186
The Madison Square Garden Co ‘A’ *	919	180,951
The Michaels Cos Inc *	1,119	20,724
The Scotts Miracle-Gro Co	227	20,307
Tiffany & Co	5,557	521,636
Toll Brothers Inc	4,309	170,249
Under Armour Inc ‘A’ *	2,563	55,771
Under Armour Inc ‘C’ *	2,601	52,436
United Continental Holdings Inc *	14,484	1,089,921
Urban Outfitters Inc *	4,428	82,095
VF Corp	4,423	254,765
Wal-Mart Stores Inc	75,155	5,687,730
Walgreens Boots Alliance Inc	39,283	3,076,252
WESCO International Inc *	2,614	149,782
Whirlpool Corp	3,428	656,873
Williams-Sonoma Inc	3,584	173,824
World Fuel Services Corp	3,633	139,689
WW Grainger Inc	157	28,343
Yum China Holdings Inc *	2,584	101,887

		46,007,054

Consumer, Non-Cyclical - 20.7%

Abbott Laboratories	87,216	4,239,570
Acadia Healthcare Co Inc *	4,040	199,495
Aetna Inc	11,318	1,718,412
Agios Pharmaceuticals Inc *	160	8,232
Akorn Inc *	235	7,882
Alere Inc *	4,424	222,041
Alexion Pharmaceuticals Inc *	2,165	263,416
Allergan PLC	17,314	4,208,860
Alnylam Pharmaceuticals Inc *	519	41,395
AMERCO	258	94,443
Amgen Inc	27,011	4,652,104
Anthem Inc	13,676	2,572,866
Archer-Daniels-Midland Co	28,685	1,186,985
Avery Dennison Corp	314	27,748
Baxter International Inc	23,296	1,410,340
Bio-Rad Laboratories Inc ‘A’ *	1,122	253,920
Biogen Inc *	656	178,012
Booz Allen Hamilton Holding Corp	373	12,137
Bristol-Myers Squibb Co	43,156	2,404,652
Brookdale Senior Living Inc *	9,656	142,040
Brown-Forman Corp ‘A’	190	9,367
Brown-Forman Corp ‘B’	593	28,820
Bruker Corp	3,424	98,748

	Shares	Value
Bunge Ltd	7,223	$538,836
Campbell Soup Co	3,167	165,159
Cardinal Health Inc	16,287	1,269,083
Centene Corp *	7,652	611,242
Cigna Corp	1,584	265,146
Colgate-Palmolive Co	37,374	2,770,535
Conagra Brands Inc	20,871	746,347
CoreLogic Inc *	1,899	82,379
Coty Inc ‘A’	24,050	451,178
Danaher Corp	31,595	2,666,302
DaVita Inc *	8,018	519,246
DENTSPLY SIRONA Inc	11,606	752,533
Edgewell Personal Care Co *	2,947	224,031
Endo International PLC *	11,079	123,752
Envision Healthcare Corp *	5,985	375,080
Express Scripts Holding Co *	28,838	1,841,018
Flowers Foods Inc	9,093	157,400
General Mills Inc	8,584	475,554
Gilead Sciences Inc	19,117	1,353,101
Graham Holdings Co ‘B’	229	137,320
H&R Block Inc	9,010	278,499
HCA Healthcare Inc *	14,163	1,235,014
Hill-Rom Holdings Inc	228	18,151
Hologic Inc *	6,199	281,311
Hormel Foods Corp	13,865	472,935
Humana Inc	463	111,407
IHS Markit Ltd *	8,662	381,474
Ingredion Inc	3,670	437,501
Intrexon Corp *	742	17,875
Johnson & Johnson	117,821	15,586,540
Juno Therapeutics Inc *	3,274	97,860
Kellogg Co	1,005	69,807
Kimberly-Clark Corp	2,702	348,855
Laboratory Corp of America Holdings *	5,259	810,622
Lamb Weston Holdings Inc	5,792	255,080
LifePoint Health Inc *	1,594	107,037
Macquarie Infrastructure Corp	3,955	310,072
Mallinckrodt PLC *	5,095	228,307
ManpowerGroup Inc	3,544	395,688
McKesson Corp	9,787	1,610,353
MEDNAX Inc *	4,693	283,316
Medtronic PLC	65,520	5,814,900
Merck & Co Inc	133,454	8,553,067
Molson Coors Brewing Co ‘B’	8,893	767,822
Mondelez International Inc ‘A’	75,621	3,266,071
Mylan NV *	27,471	1,066,424
Nielsen Holdings PLC	18,398	711,267
OPKO Health Inc *	15,163	99,773
Patterson Cos Inc	3,845	180,523
PepsiCo Inc	9,578	1,106,163
Perrigo Co PLC	6,593	497,903
Pfizer Inc	305,113	10,248,746
Philip Morris International Inc	72,843	8,555,410
Pilgrim’s Pride Corp *	297	6,510
Pinnacle Foods Inc	6,119	363,469
Post Holdings Inc *	3,338	259,196
Premier Inc ‘A’ *	1,667	60,012
QIAGEN NV *	7,918	265,491
Quanta Services Inc *	5,673	186,755
Quest Diagnostics Inc	7,044	783,011
Quintiles IMS Holdings Inc *	2,250	201,375
Reynolds American Inc	16,389	1,065,941
Sabre Corp	2,346	51,072
Seaboard Corp	13	51,935
STERIS PLC	4,306	350,939
Teleflex Inc	1,887	392,043
The Clorox Co	1,006	134,039
The Coca-Cola Co	49,942	2,239,899
The Cooper Cos Inc	557	133,357
The Hain Celestial Group Inc *	5,233	203,145

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-54

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
The Hershey Co	747	$80,205
The JM Smucker Co	5,805	686,906
The Kraft Heinz Co	30,980	2,653,127
The Kroger Co	21,521	501,870
The Procter & Gamble Co	125,328	10,922,335
Thermo Fisher Scientific Inc	11,041	1,926,323
TreeHouse Foods Inc *	1,972	161,093
Tyson Foods Inc ‘A’	14,350	898,740
United Therapeutics Corp *	2,292	297,341
Universal Health Services Inc ‘B’	4,466	545,209
US Foods Holding Corp *	6,886	187,437
VWR Corp *	4,388	144,848
WellCare Health Plans Inc *	183	32,859
WEX Inc *	405	42,229
Whole Foods Market Inc	14,053	591,772
Zimmer Biomet Holdings Inc	10,398	1,335,103

		131,468,086

Diversified - 0.1%

Leucadia National Corp	12,702	332,284

Energy - 10.2%

Anadarko Petroleum Corp	28,887	1,309,737
Antero Resources Corp *	6,017	130,027
Apache Corp	18,596	891,306
Baker Hughes Inc	21,908	1,194,205
Cabot Oil & Gas Corp	7,373	184,915
Centennial Resource Development Inc ‘A’ *	5,696	90,111
Cheniere Energy Inc *	3,564	173,602
Chesapeake Energy Corp *	43,383	215,614
Chevron Corp	97,498	10,171,966
Cimarex Energy Co	328	30,835
Concho Resources Inc *	7,590	922,413
ConocoPhillips	63,855	2,807,066
CONSOL Energy Inc *	11,965	178,757
Continental Resources Inc *	2,528	81,730
Devon Energy Corp	25,253	807,338
Diamondback Energy Inc *	3,902	346,537
Energen Corp *	5,136	253,564
EOG Resources Inc	26,938	2,438,428
EQT Corp	8,900	521,451
Extraction Oil & Gas Inc *	6,188	83,229
Exxon Mobil Corp	218,695	17,655,247
First Solar Inc *	4,093	163,229
Gulfport Energy Corp *	7,380	108,855
Halliburton Co	14,457	617,458
Helmerich & Payne Inc	5,457	296,533
Hess Corp	14,578	639,537
HollyFrontier Corp	9,117	250,444
Kinder Morgan Inc	99,184	1,900,365
Kosmos Energy Ltd * (Ghana)	8,664	55,536
Marathon Oil Corp	43,733	518,236
Marathon Petroleum Corp	26,515	1,387,530
Murphy Oil Corp	8,746	224,160
Murphy USA Inc *	1,773	131,397
Nabors Industries Ltd	14,525	118,233
National Oilwell Varco Inc	19,588	645,229
Noble Energy Inc	24,802	701,897
Occidental Petroleum Corp	39,377	2,357,501
Oceaneering International Inc	5,176	118,220
Parsley Energy Inc ‘A’ *	4,052	112,443
Patterson-UTI Energy Inc	10,715	216,336
PBF Energy Inc ‘A’	5,199	115,730
Phillips 66	22,477	1,858,623
Pioneer Natural Resources Co	8,712	1,390,261
QEP Resources Inc *	12,797	129,250
Range Resources Corp	11,752	272,294
Rice Energy Inc *	6,834	181,989
RPC Inc	239	4,830

	Shares	Value
RSP Permian Inc *	3,358	$108,363
Schlumberger Ltd	71,707	4,721,189
SM Energy Co	5,118	84,601
Southwestern Energy Co *	25,982	157,971
Targa Resources Corp	10,036	453,627
Tesoro Corp	7,898	739,253
The Williams Cos Inc	36,399	1,102,162
Transocean Ltd *	20,184	166,114
Valero Energy Corp	23,033	1,553,806
Weatherford International PLC *	45,404	175,713
Whiting Petroleum Corp *	18,514	102,012
WPX Energy Inc *	20,354	196,620

		64,565,625

Financial - 29.3%

Affiliated Managers Group Inc	2,905	481,823
Aflac Inc	20,014	1,554,688
AGNC Investment Corp REIT	18,285	389,288
Air Lease Corp	4,660	174,098
Alexandria Real Estate Equities Inc REIT	4,634	558,258
Alleghany Corp *	724	430,635
Allied World Assurance Co Holdings AG	4,387	232,072
Ally Financial Inc	23,527	491,714
American Campus Communities Inc REIT	6,921	327,363
American Express Co	38,269	3,223,781
American Financial Group Inc	3,622	359,918
American Homes 4 Rent ‘A’ REIT	11,654	263,031
American International Group Inc	41,815	2,614,274
American National Insurance Co	412	47,994
Ameriprise Financial Inc	784	99,795
Annaly Capital Management Inc REIT	52,410	631,540
Apartment Investment & Management Co ‘A’ REIT	8,253	354,631
Apple Hospitality REIT Inc	10,800	202,068
Arch Capital Group Ltd *	5,132	478,764
Arthur J Gallagher & Co	2,999	171,693
Aspen Insurance Holdings Ltd (Bermuda)	2,101	104,735
Associated Banc-Corp	8,048	202,810
Assurant Inc	2,238	232,058
Assured Guaranty Ltd	6,179	257,911
Athene Holding Ltd ‘A’ *	2,238	111,027
AvalonBay Communities Inc REIT	7,091	1,362,677
Axis Capital Holdings Ltd	4,286	277,133
Bank of America Corp	513,705	12,462,483
Bank of Hawaii Corp	2,289	189,918
Bank of the Ozarks Inc	3,166	148,390
BankUnited Inc	5,225	176,135
BB&T Corp	41,759	1,896,276
Berkshire Hathaway Inc ‘B’ *	99,229	16,806,416
BGC Partners Inc ‘A’	8,766	110,802
BlackRock Inc	6,411	2,708,070
BOK Financial Corp	1,353	113,828
Boston Properties Inc REIT	6,739	829,032
Brandywine Realty Trust REIT	9,040	158,471
Brixmor Property Group Inc REIT	15,235	272,402
Brown & Brown Inc	5,781	248,988
Camden Property Trust REIT	4,526	387,018
Capital One Financial Corp	23,230	1,919,263
CBRE Group Inc ‘A’ *	8,482	308,745
Chimera Investment Corp REIT	10,167	189,411
Chubb Ltd	23,978	3,485,922
Cincinnati Financial Corp	7,946	575,688
CIT Group Inc	10,549	513,736
Citigroup Inc	142,089	9,502,912
Citizens Financial Group Inc	26,112	931,676
CME Group Inc ‘A’	17,466	2,187,442
CNA Financial Corp	1,486	72,442
Colony NorthStar Inc ‘A’ REIT	27,690	390,152
Columbia Property Trust Inc REIT	6,490	145,246
Comerica Inc	9,080	665,019

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-55

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Commerce Bancshares Inc	4,670	$265,396
CoreCivic Inc REIT	6,181	170,472
Corporate Office Properties Trust REIT	4,957	173,644
Credit Acceptance Corp *	55	14,143
CubeSmart REIT	2,981	71,663
Cullen/Frost Bankers Inc	2,929	275,062
CyrusOne Inc REIT	457	25,478
DCT Industrial Trust Inc REIT	4,743	253,466
DDR Corp REIT	16,247	147,360
Digital Realty Trust Inc REIT	2,521	284,747
Discover Financial Services	19,520	1,213,949
Douglas Emmett Inc REIT	1,426	54,487
Duke Realty Corp REIT	18,338	512,547
E*TRADE Financial Corp *	14,181	539,303
East West Bancorp Inc	6,946	406,897
Empire State Realty Trust Inc ‘A’ REIT	6,548	136,002
EPR Properties REIT	3,326	239,040
Equity Commonwealth REIT *	6,196	195,794
Equity Residential REIT	18,361	1,208,705
Erie Indemnity Co ‘A’	350	43,774
Essex Property Trust Inc REIT	3,365	865,714
Everest Re Group Ltd	2,090	532,093
Extra Space Storage Inc REIT	952	74,256
Federal Realty Investment Trust REIT	2,270	286,905
Fifth Third Bancorp	38,682	1,004,185
First American Financial Corp	5,532	247,225
First Hawaiian Inc	2,733	83,684
First Horizon National Corp	12,156	211,758
First Republic Bank	1,520	152,152
FNB Corp	16,523	233,966
FNF Group	13,478	604,219
Forest City Realty Trust Inc ‘A’ REIT	12,063	291,563
Franklin Resources Inc	17,227	771,597
Gaming & Leisure Properties Inc REIT	6,874	258,944
GGP Inc REIT	31,725	747,441
HCP Inc REIT	24,173	772,569
Healthcare Trust of America Inc ‘A’ REIT	10,100	314,211
Highwoods Properties Inc REIT	5,059	256,542
Hospitality Properties Trust REIT	7,373	214,923
Host Hotels & Resorts Inc REIT	37,586	686,696
Hudson Pacific Properties Inc REIT	7,207	246,407
Huntington Bancshares Inc	55,630	752,118
Interactive Brokers Group Inc ‘A’	3,392	126,929
Intercontinental Exchange Inc	15,760	1,038,899
Invesco Ltd	17,639	620,716
Invitation Homes Inc REIT	4,129	89,310
Iron Mountain Inc REIT	1,702	58,481
Jones Lang LaSalle Inc	2,375	296,875
JPMorgan Chase & Co	182,417	16,672,914
KeyCorp	56,234	1,053,825
Kilroy Realty Corp REIT	4,815	361,847
Kimco Realty Corp REIT	21,396	392,617
Lamar Advertising Co ‘A’ REIT	452	33,254
Lazard Ltd ‘A’	617	28,586
Legg Mason Inc	3,400	129,744
Liberty Property Trust REIT	7,742	315,177
Life Storage Inc REIT	2,356	174,580
Lincoln National Corp	11,534	779,468
Loews Corp	14,330	670,787
M&T Bank Corp	7,449	1,206,366
Markel Corp *	702	685,054
Medical Properties Trust Inc REIT	18,622	239,665
Mercury General Corp	1,403	75,762
MetLife Inc	47,206	2,593,498
MFA Financial Inc REIT	19,916	167,095
Mid-America Apartment Communities Inc REIT	5,832	614,576
Morgan Stanley	68,065	3,032,976
Nasdaq Inc	5,939	424,579
National Retail Properties Inc REIT	7,569	295,948

	Shares	Value
Navient Corp	14,549	$242,241
New Residential Investment Corp REIT	15,792	245,724
New York Community Bancorp Inc	25,146	330,167
Northern Trust Corp	10,764	1,046,368
Old Republic International Corp	12,745	248,910
Omega Healthcare Investors Inc REIT	10,009	330,497
OneMain Holdings Inc *	2,828	69,541
Outfront Media Inc REIT	6,298	145,610
PacWest Bancorp	6,284	293,463
Paramount Group Inc REIT	10,203	163,248
Park Hotels & Resorts Inc REIT	6,626	178,637
People’s United Financial Inc	17,617	311,116
Piedmont Office Realty Trust Inc ‘A’ REIT	7,638	161,009
Pinnacle Financial Partners Inc	2,578	161,898
Popular Inc	5,422	226,152
Principal Financial Group Inc	13,729	879,617
ProAssurance Corp	2,583	157,046
Prologis Inc REIT	27,153	1,592,252
Prosperity Bancshares Inc	3,413	219,251
Prudential Financial Inc	22,110	2,390,975
Raymond James Financial Inc	4,902	393,238
Rayonier Inc REIT	6,470	186,142
Realogy Holdings Corp	6,997	227,053
Realty Income Corp REIT	14,063	775,996
Regency Centers Corp REIT	7,674	480,699
Regions Financial Corp	61,925	906,582
Reinsurance Group of America Inc	3,304	424,201
RenaissanceRe Holdings Ltd (Bermuda)	1,912	265,864
Retail Properties of America Inc ‘A’ REIT	12,823	156,569
Santander Consumer USA Holdings Inc *	7,600	96,976
Senior Housing Properties Trust REIT	10,410	212,780
Signature Bank *	1,174	168,504
Simon Property Group Inc REIT	1,535	248,302
SL Green Realty Corp REIT	5,169	546,880
SLM Corp *	22,472	258,428
Spirit Realty Capital Inc REIT	25,366	187,962
Starwood Property Trust Inc REIT	13,248	296,623
State Street Corp	18,313	1,643,225
STORE Capital Corp REIT	8,216	184,449
Sun Communities Inc REIT	3,688	323,401
SunTrust Banks Inc	24,904	1,412,555
SVB Financial Group *	709	124,635
Synchrony Financial	41,880	1,248,862
Synovus Financial Corp	6,228	275,527
T Rowe Price Group Inc	10,246	760,356
Tanger Factory Outlet Centers Inc REIT	4,490	116,650
Taubman Centers Inc REIT	1,545	92,005
TCF Financial Corp	8,267	131,776
TD Ameritrade Holding Corp	1,424	61,218
TFS Financial Corp	2,998	46,379
The Allstate Corp	13,570	1,200,131
The Bank of New York Mellon Corp	51,976	2,651,815
The Charles Schwab Corp	12,683	544,862
The Goldman Sachs Group Inc	18,927	4,199,901
The Hanover Insurance Group Inc	2,283	202,342
The Hartford Financial Services Group Inc	18,809	988,789
The Howard Hughes Corp *	1,752	215,216
The Macerich Co REIT	7,040	408,742
The PNC Financial Services Group Inc	24,947	3,115,132
The Travelers Cos Inc	14,391	1,820,893
Torchmark Corp	5,938	454,257
Two Harbors Investment Corp REIT	18,179	180,154
UDR Inc REIT	13,658	532,252
Uniti Group Inc REIT	8,513	214,017
Unum Group	11,752	547,996
US Bancorp	81,616	4,237,503
Validus Holdings Ltd	4,055	210,738
Ventas Inc REIT	18,265	1,269,052
VEREIT Inc REIT	51,313	417,688
Vornado Realty Trust REIT	8,855	831,484

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-56

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Voya Financial Inc	9,026	$332,969
Webster Financial Corp	4,712	246,061
Weingarten Realty Investors REIT	6,129	184,483
Wells Fargo & Co	231,684	12,837,610
Welltower Inc REIT	18,948	1,418,258
Western Alliance Bancorp *	2,135	105,042
Weyerhaeuser Co REIT	38,438	1,287,673
White Mountains Insurance Group Ltd	224	194,573
Willis Towers Watson PLC	6,516	947,817
WP Carey Inc REIT	5,486	362,131
WR Berkley Corp	4,900	338,933
XL Group Ltd (Bermuda)	8,955	392,229
Zions Bancorp	10,314	452,888

		186,043,477

Industrial - 8.2%

Acuity Brands Inc	712	144,735
AECOM *	8,067	260,806
AGCO Corp	3,428	231,013
Agilent Technologies Inc	12,721	754,482
AMETEK Inc	9,771	591,829
AptarGroup Inc	2,501	217,237
Arconic Inc	20,120	455,718
Ardagh Group SA (Luxembourg)	447	10,107
Arrow Electronics Inc *	4,550	356,811
Avnet Inc	6,401	248,871
Ball Corp	7,967	336,287
Bemis Co Inc	4,704	217,560
Carlisle Cos Inc	3,261	311,099
Caterpillar Inc	2,753	295,837
Clean Harbors Inc *	797	44,497
Colfax Corp *	4,548	179,055
Corning Inc	43,984	1,321,719
Crane Co	2,599	206,309
Crown Holdings Inc *	2,046	122,064
CSX Corp	4,628	252,504
Cummins Inc	5,549	900,159
Donaldson Co Inc	513	23,362
Dover Corp	7,113	570,605
Eaton Corp PLC	23,024	1,791,958
Emerson Electric Co	28,506	1,699,528
Expeditors International of Washington Inc	2,828	159,725
FLIR Systems Inc	3,272	113,408
Flowserve Corp	6,715	311,777
Fluor Corp	7,384	338,040
Fortive Corp	1,502	95,152
Fortune Brands Home & Security Inc	545	35,556
Garmin Ltd	6,212	316,998
General Dynamics Corp	7,912	1,567,367
General Electric Co	370,334	10,002,721
Genesee & Wyoming Inc ‘A’ *	2,995	204,828
Gentex Corp	5,300	100,541
Graphic Packaging Holding Co	4,973	68,528
Harris Corp	4,661	508,422
Hexcel Corp	1,551	81,877
Honeywell International Inc	16,334	2,177,159
Hubbell Inc	1,033	116,905
Huntington Ingalls Industries Inc	402	74,836
IDEX Corp	275	31,078
Ingersoll-Rand PLC	6,561	599,610
ITT Inc	4,566	183,462
Jabil Inc	9,158	267,322
Jacobs Engineering Group Inc	6,344	345,050
Johnson Controls International PLC	48,257	2,092,424
Kansas City Southern	5,441	569,401
Keysight Technologies Inc *	9,500	369,835
Kirby Corp *	2,830	189,185
L3 Technologies Inc	3,995	667,485
Lennox International Inc	153	28,097
Lockheed Martin Corp	1,292	358,672

	Shares	Value
Martin Marietta Materials Inc	317	$70,558
Masco Corp	5,770	220,472
National Instruments Corp	1,151	46,293
Norfolk Southern Corp	14,919	1,815,642
Old Dominion Freight Line Inc	1,190	113,336
Orbital ATK Inc	2,952	290,359
Oshkosh Corp	3,848	265,050
Owens Corning	5,708	381,979
Owens-Illinois Inc *	1,812	43,343
Parker-Hannifin Corp	920	147,034
Pentair PLC (United Kingdom)	8,531	567,653
PerkinElmer Inc	4,527	308,470
Raytheon Co	9,439	1,524,210
Regal Beloit Corp	2,413	196,780
Republic Services Inc	11,841	754,627
Roper Technologies Inc	280	64,828
Ryder System Inc	2,818	202,840
Sealed Air Corp	4,897	219,190
Sensata Technologies Holding NV *	4,292	183,354
Snap-on Inc	2,572	406,376
Sonoco Products Co	5,042	259,260
Spirit AeroSystems Holdings Inc ‘A’	6,213	359,981
Stanley Black & Decker Inc	7,075	995,665
Stericycle Inc *	4,251	324,436
Teledyne Technologies Inc *	1,793	228,876
Terex Corp	4,642	174,075
Textron Inc	13,811	650,498
The Timken Co	3,692	170,755
Trimble Inc *	2,762	98,521
Trinity Industries Inc	8,057	225,838
Union Pacific Corp	3,875	422,026
United Technologies Corp	38,482	4,699,037
USG Corp *	4,582	132,970
Valmont Industries Inc	1,139	170,394
Vulcan Materials Co	480	60,806
Wabtec Corp	2,999	274,408
Waste Management Inc	4,096	300,442
WestRock Co	12,787	724,511
XPO Logistics Inc *	1,500	96,945
Xylem Inc	4,518	250,433

		51,961,884

Technology - 5.2%

Akamai Technologies Inc *	8,679	432,301
Amdocs Ltd	7,482	482,290
Autodesk Inc *	2,027	204,362
Brocade Communications Systems Inc	21,162	266,853
CA Inc	16,220	559,103
Conduent Inc *	9,757	155,527
Cypress Semiconductor Corp	15,501	211,589
DST Systems Inc	2,828	174,488
Fidelity National Information Services Inc	7,423	633,924
Guidewire Software Inc *	2,321	159,476
Hewlett Packard Enterprise Co	85,459	1,417,765
HP Inc	87,347	1,526,826
Intel Corp	243,134	8,203,341
International Business Machines Corp	13,870	2,133,622
Leidos Holdings Inc	7,312	377,957
Marvell Technology Group Ltd (Bermuda)	21,325	352,289
Micron Technology Inc *	13,160	392,958
Microsemi Corp *	1,121	52,463
NetApp Inc	2,028	81,221
Nuance Communications Inc *	14,764	257,041
NXP Semiconductors NV * (Netherlands)	7,451	815,512
ON Semiconductor Corp *	1,202	16,876
Oracle Corp	136,282	6,833,179
Pitney Bowes Inc	9,581	144,673
Qorvo Inc *	3,119	197,495
QUALCOMM Inc	76,223	4,209,034
SS&C Technologies Holdings Inc	708	27,194

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-57

PACIFIC SELECT FUND

PD LARGE-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Synopsys Inc *	7,250	$528,742
Teradata Corp *	6,646	195,991
Teradyne Inc	685	20,571
The Dun & Bradstreet Corp	1,138	123,075
Western Digital Corp	12,880	1,141,168
Xerox Corp	11,811	339,330
Xilinx Inc	692	44,509
Zynga Inc ‘A’ *	39,737	144,643

		32,857,388

Utilities - 5.9%

AES Corp	34,007	377,818
Alliant Energy Corp	11,736	471,435
Ameren Corp	12,488	682,719
American Electric Power Co Inc	25,395	1,764,191
American Water Works Co Inc	9,188	716,205
Aqua America Inc	9,403	313,120
Atmos Energy Corp	5,359	444,529
Avangrid Inc	2,976	131,390
Calpine Corp *	19,294	261,048
CenterPoint Energy Inc	22,218	608,329
CMS Energy Corp	14,393	665,676
Consolidated Edison Inc	15,772	1,274,693
Dominion Energy Inc	32,370	2,480,513
DTE Energy Co	9,217	975,067
Duke Energy Corp	36,131	3,020,190
Edison International	16,361	1,279,267
Entergy Corp	9,248	709,969
Eversource Energy	16,339	991,941
Exelon Corp	47,717	1,721,152
FirstEnergy Corp	22,565	657,995
Great Plains Energy Inc	11,404	333,909
Hawaiian Electric Industries Inc	5,793	187,577
MDU Resources Group Inc	10,276	269,231
National Fuel Gas Co	4,136	230,954
NextEra Energy Inc	24,118	3,379,655
NiSource Inc	17,055	432,515
NRG Energy Inc	12,370	213,011
OGE Energy Corp	10,546	366,895
PG&E Corp	26,367	1,749,978
Pinnacle West Capital Corp	5,723	487,371
PPL Corp	35,290	1,364,312
Public Service Enterprise Group Inc	26,048	1,120,325
SCANA Corp	6,906	462,771
Sempra Energy	12,939	1,458,872
The Southern Co	51,356	2,458,925
UGI Corp	8,896	430,655
Vectren Corp	4,372	255,500
Vistra Energy Corp	12,418	208,498
WEC Energy Group Inc	16,271	998,714
Westar Energy Inc	7,496	397,438
Xcel Energy Inc	26,172	1,200,771

		37,555,124

Total Common Stocks (Cost $526,877,389)		611,741,521

	Shares	Value
EXCHANGE-TRADED FUND - 2.0%

iShares Russell 1000 Value	110,391	$12,852,824

Total Exchange-Traded Fund (Cost $12,718,117)		12,852,824

	Principal Amount

SHORT-TERM INVESTMENT - 1.5%

Repurchase Agreement - 1.5%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $9,661,198; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $9,856,061)	$9,661,102	9,661,102

Total Short-Term Investment (Cost $9,661,102)		9,661,102

TOTAL INVESTMENTS - 99.9% (Cost $549,256,608)		634,255,447

OTHER ASSETS & LIABILITIES, NET - 0.1%		550,859

NET ASSETS - 100.0%		$634,806,306

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	29.3%
Consumer, Non-Cyclical	20.7%
Energy	10.2%
Industrial	8.2%
Communications	7.3%
Consumer, Cyclical	7.2%
Utilities	5.9%
Technology	5.2%
Others (each less than 3.0%)	5.9%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/17)	60	($28,742)
S&P Mid 400 E-Mini Index (09/17)	17	12,918

Total Futures Contracts		($15,824)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$611,741,521	$611,741,521	$-	$-
	Exchange-Traded Fund	12,852,824	12,852,824	-	-
	Short-Term Investment	9,661,102	-	9,661,102	-
	Derivatives:
	Equity Contracts
	Futures	12,918	12,918	-	-

	Total Assets	634,268,365	624,607,263	9,661,102	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(28,742)	(28,742)	-	-

	Total Liabilities	(28,742)	(28,742)	-	-

	Total	$634,239,623	$624,578,521	$9,661,102	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-58

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Consumer, Non-Cyclical - 0.0%

Dyax Corp - Contingent Value Rights * +	18,662	$42,736

Total Rights (Cost $20,715)		42,736

COMMON STOCKS - 97.2%

Basic Materials - 3.2%

A Schulman Inc	2,923	93,536
AdvanSix Inc *	2,649	82,755
Balchem Corp	3,236	251,470
Calgon Carbon Corp	405	6,116
Century Aluminum Co *	270	4,207
Codexis Inc *	3,996	21,778
Coeur Mining Inc *	3,001	25,749
Compass Minerals International Inc	3,178	207,523
CSW Industrials Inc *	635	24,543
Deltic Timber Corp	1,134	84,664
Fairmount Santrol Holdings Inc *	14,158	55,216
Ferro Corp *	8,574	156,818
Hawkins Inc	214	9,919
HB Fuller Co	3,872	197,898
Ingevity Corp *	4,355	249,977
Klondex Mines Ltd * (Canada)	5,167	17,413
KMG Chemicals Inc	944	45,945
Koppers Holdings Inc *	2,111	76,313
Kraton Corp *	662	22,799
Kronos Worldwide Inc	2,322	42,307
Landec Corp *	588	8,732
Minerals Technologies Inc	2,037	149,108
Neenah Paper Inc	1,410	113,153
OMNOVA Solutions Inc *	2,900	28,275
PolyOne Corp	8,329	322,665
Quaker Chemical Corp	1,328	192,865
Rayonier Advanced Materials Inc	2,825	44,409
Schweitzer-Mauduit International Inc	628	23,380
Sensient Technologies Corp	4,529	364,720
Shiloh Industries Inc *	548	6,434
Smart Sand Inc *	2,028	18,069
Stepan Co	1,295	112,846
United States Lime & Minerals Inc	14	1,099
Uranium Energy Corp *	13,359	21,241
US Silica Holdings Inc	5,132	182,135
Valhi Inc	130	387

		3,266,464

Communications - 8.3%

1-800-Flowers.com Inc ‘A’ *	767	7,478
8x8 Inc *	9,028	131,357
A10 Networks Inc *	5,008	42,268
Acacia Communications Inc *	1,727	71,619
Aerohive Networks Inc *	3,277	16,385
Angie’s List Inc *	4,112	52,592
Blucora Inc *	891	18,889
Boingo Wireless Inc *	3,714	55,561
CalAmp Corp *	3,540	71,968
Carvana Co *	136	2,784
ChannelAdvisor Corp *	2,428	28,043
Chegg Inc *	8,554	105,129
Ciena Corp *	14,459	361,764
Clearfield Inc *	1,170	15,444
Cogent Communications Holdings Inc	4,256	170,666
Consolidated Communications Holdings Inc	3,659	78,559
Corindus Vascular Robotics Inc *	8,537	15,879
Endurance International Group Holdings Inc *	5,934	49,549

	Shares	Value
Entravision Communications Corp ‘A’	6,631	$43,765
ePlus Inc *	1,341	99,368
Etsy Inc *	11,833	177,495
Extreme Networks Inc *	11,177	103,052
Finisar Corp *	5,290	137,434
General Communication Inc ‘A’ *	2,548	93,359
Gigamon Inc *	3,702	145,674
Global Eagle Entertainment Inc *	321	1,143
Global Sources Ltd * (Hong Kong)	631	12,620
Globalstar Inc *	29,697	63,255
Gogo Inc *	5,838	67,312
Gray Television Inc *	4,293	58,814
Groupon Inc *	34,703	133,260
GrubHub Inc *	8,792	383,331
GTT Communications Inc *	3,167	100,236
HC2 Holdings Inc *	4,154	24,426
HealthStream Inc *	2,606	68,590
Hemisphere Media Group Inc *	114	1,351
Houghton Mifflin Harcourt Co *	7,339	90,270
IDT Corp ‘B’	1,175	16,885
Imperva Inc *	3,426	163,934
InterDigital Inc	3,543	273,874
Internap Corp *	8,170	29,984
Liberty Media Corp-Liberty Braves ‘A’ *	1,006	24,033
Liberty Media Corp-Liberty Braves ‘C’ *	3,511	84,159
Limelight Networks Inc *	3,317	9,586
Loral Space & Communications Inc *	1,306	54,264
Lumos Networks Corp *	1,653	29,539
MDC Partners Inc ‘A’	1,866	18,473
Nexstar Media Group Inc ‘A’	4,652	278,190
NIC Inc	6,542	123,971
Oclaro Inc *	14,771	137,961
Okta Inc *	1,141	26,015
Ominto Inc *	1,318	20,099
Ooma Inc *	1,727	13,816
ORBCOMM Inc *	6,287	71,043
Overstock.com Inc *	840	13,692
Perficient Inc *	213	3,970
Plantronics Inc	3,412	178,482
Proofpoint Inc *	4,394	381,531
Q2 Holdings Inc *	3,204	118,388
Quantenna Communications Inc *	2,158	41,002
Quotient Technology Inc *	7,522	86,503
Rapid7 Inc *	2,148	36,151
Reis Inc	917	19,486
RigNet Inc *	1,361	21,844
RingCentral Inc ‘A’ *	6,387	233,445
Shenandoah Telecommunications Co	4,750	145,825
Shutterfly Inc *	3,481	165,347
Shutterstock Inc *	1,899	83,708
Sinclair Broadcast Group Inc ‘A’	7,397	243,361
Stamps.com Inc *	1,621	251,052
Straight Path Communications Inc ‘B’ *	881	158,272
TechTarget Inc *	675	7,000
Telenav Inc *	1,604	12,992
The Meet Group Inc *	1,150	5,808
The New York Times Co ‘A’	10,448	184,930
The Trade Desk Inc ‘A’ *	1,777	89,045
tronc Inc *	1,264	16,293
TrueCar Inc *	6,401	127,572
Tucows Inc ‘A’ *	918	49,113
Ubiquiti Networks Inc *	2,370	123,169
Value Line Inc	142	2,599
VASCO Data Security International Inc *	258	3,702
ViaSat Inc *	298	19,728
Viavi Solutions Inc *	8,747	92,106
VirnetX Holding Corp *	5,093	23,173
Vonage Holdings Corp *	20,454	133,769
Web.com Group Inc *	3,921	99,201
WebMD Health Corp *	3,782	221,814

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-59

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
West Corp	644	$15,018
World Wrestling Entertainment Inc ‘A’	3,922	79,891
XO Group Inc *	1,875	33,037
Yelp Inc *	7,951	238,689
Yext Inc *	1,259	16,782
Zendesk Inc *	9,941	276,161
Zix Corp *	5,418	30,828

		8,560,994

Consumer, Cyclical - 12.6%

Allegiant Travel Co	1,337	181,297
America’s Car-Mart Inc *	258	10,036
American Woodmark Corp *	1,432	136,828
Asbury Automotive Group Inc *	1,915	108,293
At Home Group Inc *	363	8,454
Beacon Roofing Supply Inc *	4,604	225,596
Big Lots Inc	4,606	222,470
BJ’s Restaurants Inc *	2,144	79,864
Bloomin’ Brands Inc	10,159	215,676
Blue Bird Corp *	391	6,647
BMC Stock Holdings Inc *	350	7,647
Bojangles’ Inc *	1,751	28,454
Boyd Gaming Corp	7,711	191,310
Brinker International Inc	3,836	146,152
Buffalo Wild Wings Inc *	1,646	208,548
Caesars Entertainment Corp *	843	10,116
Camping World Holdings Inc ‘A’	1,252	38,624
Castle Brands Inc *	8,885	15,282
Cavco Industries Inc *	865	112,147
Century Communities Inc *	131	3,249
Churchill Downs Inc	1,383	253,504
Chuy’s Holdings Inc *	1,701	39,803
ClubCorp Holdings Inc	6,576	86,146
Columbia Sportswear Co	1,058	61,427
Commercial Vehicle Group Inc *	2,559	21,624
Cooper-Standard Holdings Inc *	388	39,138
Core-Mark Holding Co Inc	4,652	153,795
Cracker Barrel Old Country Store Inc	1,963	328,312
Crocs Inc *	5,425	41,827
Culp Inc	1,092	35,490
Daktronics Inc	2,110	20,319
Dana Inc	7,219	161,200
Dave & Buster’s Entertainment Inc *	4,300	285,993
Deckers Outdoor Corp *	229	15,632
Denny’s Corp *	5,167	60,816
DineEquity Inc	1,082	47,662
Dorman Products Inc *	2,784	230,432
Douglas Dynamics Inc	2,259	74,321
Duluth Holdings Inc ‘B’ *	970	17,664
Eldorado Resorts Inc *	4,720	94,400
Empire Resorts Inc *	180	4,302
EnviroStar Inc	355	9,603
Eros International PLC * (India)	1,367	15,652
Fiesta Restaurant Group Inc *	139	2,870
FirstCash Inc	894	52,120
Five Below Inc *	5,527	272,868
Foundation Building Materials Inc *	421	5,414
Fox Factory Holding Corp *	3,576	127,306
Francesca’s Holdings Corp *	3,751	41,036
Fred’s Inc ‘A’	173	1,597
Freshpet Inc *	2,552	42,363
Gentherm Inc *	2,942	114,150
GMS Inc *	2,409	67,693
Golden Entertainment Inc *	208	4,308
H&E Equipment Services Inc	3,228	65,883
Hawaiian Holdings Inc *	4,913	230,665
Herman Miller Inc	5,202	158,141
HNI Corp	4,517	180,093
Hooker Furniture Corp	1,156	47,569
Horizon Global Corp *	2,620	37,623

	Shares	Value
Hovnanian Enterprises Inc ‘A’ *	2,926	$8,193
HSN Inc	3,305	105,429
Huttig Building Products Inc *	1,751	12,275
ILG Inc	988	27,160
IMAX Corp *	5,910	130,020
Inspired Entertainment Inc *	387	5,031
Installed Building Products Inc *	2,208	116,914
Interface Inc	5,702	112,044
Intrawest Resorts Holdings Inc *	1,067	25,331
iRobot Corp *	2,708	227,851
J. Jill Inc *	1,192	14,650
Jack in the Box Inc	2,584	254,524
KB Home	1,949	46,718
Kimball International Inc ‘B’	3,178	53,041
Knoll Inc	4,653	93,293
La Quinta Holdings Inc *	1,764	26,054
La-Z-Boy Inc	2,216	72,020
LCI Industries	2,474	253,338
LGI Homes Inc *	1,169	46,970
Lindblad Expeditions Holdings Inc *	2,012	21,126
Lithia Motors Inc ‘A’	2,382	224,456
Lumber Liquidators Holdings Inc *	2,886	72,323
M/I Homes Inc *	456	13,019
Malibu Boats Inc ‘A’ *	1,867	48,299
Marine Products Corp	894	13,955
MarineMax Inc *	1,503	29,384
Marriott Vacations Worldwide Corp	1,989	234,205
MCBC Holdings Inc *	1,883	36,813
MDC Holdings Inc	1,697	59,955
Meritage Homes Corp *	254	10,719
Miller Industries Inc	71	1,764
Nathan’s Famous Inc *	273	17,199
Nautilus Inc *	3,093	59,231
Navistar International Corp *	277	7,266
Noodles & Co *	1,404	5,476
Ollie’s Bargain Outlet Holdings Inc *	4,871	207,505
Oxford Industries Inc	663	41,431
Papa John’s International Inc	2,786	199,923
Party City Holdco Inc *	172	2,692
PCM Inc *	391	7,331
Penn National Gaming Inc *	1,105	23,647
PetMed Express Inc	2,021	82,053
PICO Holdings Inc *	223	3,902
Pinnacle Entertainment Inc *	3,790	74,890
Planet Fitness Inc ‘A’	8,636	201,564
Potbelly Corp *	591	6,796
PriceSmart Inc	2,256	197,626
RCI Hospitality Holdings Inc	89	2,122
Reading International Inc ‘A’ *	448	7,226
Red Robin Gourmet Burgers Inc *	1,244	81,171
Red Rock Resorts Inc ‘A’	6,941	163,461
REV Group Inc	1,294	35,818
RH *	3,497	225,626
Rush Enterprises Inc ‘A’ *	1,447	53,799
Rush Enterprises Inc ‘B’ *	253	9,212
Ruth’s Hospitality Group Inc	3,039	66,098
Scientific Games Corp ‘A’ *	5,451	142,271
Sears Holdings Corp *	205	1,816
SeaWorld Entertainment Inc	7,082	115,224
Select Comfort Corp *	4,209	149,377
Shake Shack Inc ‘A’ *	2,251	78,515
SiteOne Landscape Supply Inc *	3,477	181,013
Sonic Corp	2,407	63,761
Spartan Motors Inc	2,018	17,859
Sportsman’s Warehouse Holdings Inc *	3,685	19,899
Standard Motor Products Inc	1,351	70,549
Steelcase Inc ‘A’	7,113	99,582
Steven Madden Ltd *	6,039	241,258
Superior Uniform Group Inc	799	17,858
Supreme Industries Inc ‘A’	879	14,460

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-60

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Systemax Inc	879	$16,525
Tailored Brands Inc	1,675	18,693
Taylor Morrison Home Corp ‘A’ *	6,267	150,471
Tenneco Inc	5,462	315,867
Texas Roadhouse Inc	6,835	348,243
The Cheesecake Factory Inc	4,584	230,575
The Children’s Place Inc	1,763	180,002
The Habit Restaurants Inc ‘A’ *	2,046	32,327
The Marcus Corp	1,571	47,444
Tile Shop Holdings Inc	3,451	71,263
TRI Pointe Group Inc *	874	11,528
Universal Electronics Inc *	1,445	96,598
Wabash National Corp	1,658	36,443
William Lyon Homes ‘A’ *	457	11,032
Wingstop Inc	2,990	92,391
Winmark Corp	240	30,948
Winnebago Industries Inc	2,856	99,960
Wolverine World Wide Inc	9,647	270,212
Zoe’s Kitchen Inc *	509	6,062

		12,967,416

Consumer, Non-Cyclical - 29.8%

Abaxis Inc	2,237	118,606
ABM Industries Inc	2,899	120,366
Accelerate Diagnostics Inc *	2,510	68,648
Acceleron Pharma Inc *	2,704	82,175
Accuray Inc *	8,229	39,088
Achaogen Inc *	2,967	64,473
Aclaris Therapeutics Inc *	2,056	55,759
Acorda Therapeutics Inc *	617	12,155
Adamas Pharmaceuticals Inc *	841	14,709
Addus HomeCare Corp *	756	28,123
Aduro Biotech Inc *	4,133	47,116
Advaxis Inc *	3,416	22,170
Aerie Pharmaceuticals Inc *	3,103	163,063
Agenus Inc *	6,389	24,981
Aimmune Therapeutics Inc *	3,584	73,687
Akebia Therapeutics Inc *	3,765	54,103
Alarm.com Holdings Inc *	2,074	78,045
Albany Molecular Research Inc *	2,646	57,418
Alder Biopharmaceuticals Inc *	803	9,194
Almost Family Inc *	343	21,146
Amedisys Inc *	2,911	182,840
American Renal Associates Holdings Inc *	885	16,417
Amicus Therapeutics Inc *	14,667	147,697
AMN Healthcare Services Inc *	4,830	188,611
Amphastar Pharmaceuticals Inc *	3,688	65,868
Amplify Snack Brands Inc *	3,390	32,680
AnaptysBio Inc *	540	12,922
Anavex Life Sciences Corp *	3,727	19,828
ANI Pharmaceuticals Inc *	823	38,516
Anika Therapeutics Inc *	1,230	60,688
Antares Pharma Inc *	14,648	47,167
Aratana Therapeutics Inc *	3,830	27,691
Arena Pharmaceuticals Inc *	3,325	56,093
Array BioPharma Inc *	15,502	129,752
Assembly Biosciences Inc *	1,425	29,426
Asterias Biotherapeutics Inc *	2,813	9,986
Athersys Inc *	10,525	15,893
AtriCure Inc *	3,239	78,546
Atrion Corp	141	90,705
Audentes Therapeutics Inc *	1,420	27,165
Avexis Inc *	2,509	206,139
Avis Budget Group Inc *	7,661	208,915
AxoGen Inc *	2,806	47,000
Axovant Sciences Ltd *	3,050	70,729
B&G Foods Inc	6,735	239,766
Barrett Business Services Inc	712	40,790
Bellicum Pharmaceuticals Inc *	1,915	22,367
BG Staffing Inc	704	12,236

	Shares	Value
BioCryst Pharmaceuticals Inc *	6,849	$38,080
Biohaven Pharmaceutical Holding Co Ltd * (Canada)	910	22,750
BioScrip Inc *	773	2,099
BioSpecifics Technologies Corp *	571	28,270
BioTelemetry Inc *	2,873	96,102
Bluebird Bio Inc *	1,806	189,720
Blueprint Medicines Corp *	3,967	201,008
Bob Evans Farms Inc	2,024	145,384
Bridgepoint Education Inc *	1,618	23,882
CAI International Inc *	731	17,252
Calavo Growers Inc	1,644	113,518
Calithera Biosciences Inc *	3,127	46,436
Cambium Learning Group Inc *	405	2,053
Cambrex Corp *	3,320	198,370
Cantel Medical Corp	3,716	289,514
Capella Education Co	1,108	94,845
Capital Senior Living Corp *	2,525	38,405
Cara Therapeutics Inc *	2,362	36,351
CardConnect Corp *	1,574	23,689
Cardiovascular Systems Inc *	3,265	105,231
Cardtronics PLC ‘A’ *	4,664	153,259
Care.com Inc *	1,376	20,778
Carriage Services Inc	621	16,742
Catalent Inc *	12,859	451,351
Catalyst Pharmaceuticals Inc *	7,350	20,286
Cempra Inc *	415	1,909
Central Garden & Pet Co *	123	3,910
Central Garden & Pet Co ‘A’ *	422	12,668
Cerus Corp *	9,478	23,790
Chemed Corp	1,610	329,293
ChemoCentryx Inc *	2,489	23,297
Cimpress NV * (Netherlands)	2,557	241,713
Civitas Solutions Inc *	1,653	28,928
Clearside Biomedical Inc *	1,189	10,832
Clovis Oncology Inc *	4,425	414,313
Coca-Cola Bottling Co Consolidated	481	110,086
Coherus Biosciences Inc *	3,916	56,195
Collectors Universe Inc	772	19,184
Collegium Pharmaceutical Inc *	140	1,751
Conatus Pharmaceuticals Inc *	2,638	15,195
Concert Pharmaceuticals Inc *	823	11,481
ConforMIS Inc *	1,388	5,955
Corbus Pharmaceuticals Holdings Inc *	4,513	28,432
Corcept Therapeutics Inc *	9,298	109,716
Corium International Inc *	2,021	15,077
CorVel Corp *	965	45,789
CPI Card Group Inc	2,113	6,022
Craft Brew Alliance Inc *	1,288	21,703
Cross Country Healthcare Inc *	1,683	21,728
CryoLife Inc *	2,240	44,688
Curis Inc *	11,558	21,845
Cutera Inc *	1,345	34,836
Cytokinetics Inc *	4,237	51,268
CytomX Therapeutics Inc *	2,955	45,802
Dean Foods Co	500	8,500
Deluxe Corp	4,966	343,747
Depomed Inc *	5,842	62,743
Dermira Inc *	3,207	93,452
Durect Corp *	14,159	22,088
Dynavax Technologies Corp *	397	3,831
Eagle Pharmaceuticals Inc *	844	66,583
Edge Therapeutics Inc *	1,993	20,448
Editas Medicine Inc *	2,467	41,396
elf Beauty Inc *	2,124	57,794
Emerald Expositions Events Inc	125	2,738
Emergent BioSolutions Inc *	1,640	55,612
Endologix Inc *	8,610	41,845
Entellus Medical Inc *	1,230	20,369
Enzo Biochem Inc *	3,970	43,829

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-61

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Epizyme Inc *	3,051	$46,070
Esperion Therapeutics Inc *	1,526	70,623
Everi Holdings Inc *	6,536	47,582
EVERTEC Inc	5,185	89,700
Exact Sciences Corp *	11,225	397,028
Fate Therapeutics Inc *	964	3,123
FibroGen Inc *	6,068	195,996
Flexion Therapeutics Inc *	2,837	57,364
FONAR Corp *	542	15,041
Forrester Research Inc	1,048	41,029
Fortress Biotech Inc *	3,440	16,340
Foundation Medicine Inc *	1,475	58,631
Franklin Covey Co *	815	15,730
Genesis Healthcare Inc *	3,808	6,626
GenMark Diagnostics Inc *	4,452	52,667
Genocea Biosciences Inc *	2,428	12,674
Genomic Health Inc *	2,000	65,100
Geron Corp *	15,512	42,968
Glaukos Corp *	2,931	121,549
Global Blood Therapeutics Inc *	3,771	103,137
Globus Medical Inc ‘A’ *	7,213	239,111
Grand Canyon Education Inc *	4,797	376,133
Great Lakes Dredge & Dock Corp *	405	1,742
Green Dot Corp ‘A’ *	4,675	180,128
Haemonetics Corp *	4,346	171,624
Halozyme Therapeutics Inc *	11,154	142,994
Healthcare Services Group Inc	7,276	340,735
HealthEquity Inc *	5,093	253,784
HealthSouth Corp	9,139	442,328
Helen of Troy Ltd *	1,264	118,942
Herc Holdings Inc *	2,479	97,474
Heron Therapeutics Inc *	4,000	55,400
Heska Corp *	663	67,672
HMS Holdings Corp *	7,450	137,825
Hostess Brands Inc *	457	7,358
ICU Medical Inc *	1,087	187,507
Idera Pharmaceuticals Inc *	10,850	18,662
Ignyta Inc *	5,098	52,764
Immune Design Corp *	194	1,892
ImmunoGen Inc *	8,611	61,224
Immunomedics Inc *	4,045	35,717
INC Research Holdings Inc ‘A’ *	5,584	326,664
Information Services Group Inc *	2,152	8,845
Innoviva Inc *	7,812	99,994
Inogen Inc *	1,740	166,031
Inovio Pharmaceuticals Inc *	6,845	53,665
Insmed Inc *	5,426	93,110
Insperity Inc	1,873	132,983
Insulet Corp *	5,945	305,038
Insys Therapeutics Inc *	2,448	30,967
Integra LifeSciences Holdings Corp *	6,298	343,304
Inter Parfums Inc	847	31,043
Intersect ENT Inc *	2,642	73,844
Invitae Corp *	3,961	37,867
Iovance Biotherapeutics Inc *	363	2,668
iRhythm Technologies Inc *	1,410	59,911
Ironwood Pharmaceuticals Inc *	13,761	259,808
J&J Snack Foods Corp	1,538	203,124
John B Sanfilippo & Son Inc	874	55,158
Jounce Therapeutics Inc *	673	9,442
K2M Group Holdings Inc *	4,139	100,826
Karyopharm Therapeutics Inc *	733	6,634
Keryx Biopharmaceuticals Inc *	8,418	60,862
Kforce Inc	2,393	46,903
Kindred Biosciences Inc *	281	2,417
Kite Pharma Inc *	4,997	518,039
Kura Oncology Inc *	1,426	13,262
La Jolla Pharmaceutical Co *	1,792	53,348
Lancaster Colony Corp	1,921	235,553
Landauer Inc	931	48,691
Lantheus Holdings Inc *	2,446	43,172

	Shares	Value
LeMaitre Vascular Inc	1,522	$47,517
LendingTree Inc *	653	112,447
Lexicon Pharmaceuticals Inc *	4,382	72,084
LHC Group Inc *	1,505	102,174
Liberty Tax Inc	57	738
Lifeway Foods Inc *	444	4,147
Ligand Pharmaceuticals Inc *	2,094	254,212
Limoneira Co	388	9,168
Loxo Oncology Inc *	2,044	163,908
Luminex Corp	1,816	38,354
MacroGenics Inc *	965	16,897
Madrigal Pharmaceuticals Inc *	379	6,163
Magellan Health Inc *	1,781	129,835
Masimo Corp *	4,585	418,060
Matinas BioPharma Holdings Inc *	5,332	9,011
Matthews International Corp ‘A’	3,197	195,816
McGrath RentCorp	150	5,195
MediciNova Inc *	2,998	15,769
Medifast Inc	1,077	44,663
Meridian Bioscience Inc	3,711	58,448
Merit Medical Systems Inc *	4,970	189,605
Merrimack Pharmaceuticals Inc	9,251	11,471
MGP Ingredients Inc	1,167	59,715
MiMedx Group Inc *	10,539	157,769
Minerva Neurosciences Inc *	2,099	18,576
Miragen Therapeutics Inc *	1,004	12,982
Molina Healthcare Inc *	4,503	311,518
Momenta Pharmaceuticals Inc *	1,824	30,826
MoneyGram International Inc *	288	4,968
Monro Muffler Brake Inc	3,244	135,437
MyoKardia Inc *	1,586	20,777
NanoString Technologies Inc *	705	11,661
Natera Inc *	3,185	34,589
National Beverage Corp	1,201	112,366
National Research Corp ‘A’	915	24,614
Natural Health Trends Corp	758	21,110
Natus Medical Inc *	3,313	123,575
Neff Corp ‘A’ *	762	14,478
Nektar Therapeutics *	15,147	296,124
Neogen Corp *	3,789	261,858
NeoGenomics Inc *	5,739	51,421
Neos Therapeutics Inc *	1,897	13,848
Nevro Corp *	2,836	211,083
NewLink Genetics Corp *	2,224	16,346
Novavax Inc *	11,167	12,842
Novocure Ltd *	5,901	102,087
Nutrisystem Inc	3,020	157,191
NuVasive Inc *	5,184	398,753
NxStage Medical Inc *	6,636	166,365
Nymox Pharmaceutical Corp * (Canada)	1,107	4,871
Obalon Therapeutics Inc *	522	5,173
Ocular Therapeutix Inc *	2,250	20,858
Omeros Corp *	4,253	84,656
On Assignment Inc *	5,195	281,309
Oncocyte Corp *	374	1,945
OraSure Technologies Inc *	5,472	94,447
Organovo Holdings Inc *	9,768	25,690
Orthofix International NV *	345	16,036
Ovid therapeutics Inc *	507	5,318
Oxford Immunotec Global PLC *	2,366	39,796
Pacific Biosciences of California Inc *	8,562	30,481
Pacira Pharmaceuticals Inc *	4,016	191,563
Paratek Pharmaceuticals Inc *	2,406	57,985
PAREXEL International Corp *	5,145	447,152
Paylocity Holding Corp *	2,657	120,043
Penumbra Inc *	2,997	262,987
Performance Food Group Co *	7,258	198,869
Phibro Animal Health Corp ‘A’	1,829	67,764
Pieris Pharmaceuticals Inc *	3,502	17,720
Portola Pharmaceuticals Inc *	4,694	263,662
PRA Health Sciences Inc *	3,958	296,890

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-62

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Prestige Brands Holdings Inc *	5,452	$287,920
Primo Water Corp *	2,588	32,868
Progenics Pharmaceuticals Inc *	7,238	49,146
Protagonist Therapeutics Inc *	398	4,501
Prothena Corp PLC * (Ireland)	3,039	164,471
PTC Therapeutics Inc *	2,751	50,426
Pulse Biosciences Inc *	933	32,216
Puma Biotechnology Inc *	2,928	255,907
Quad/Graphics Inc	1,797	41,187
Quidel Corp *	2,829	76,779
Quotient Ltd *	1,719	12,652
Ra Pharmaceuticals Inc *	1,193	22,357
Radius Health Inc *	3,802	171,964
RadNet Inc *	3,773	29,241
Reata Pharmaceuticals Inc ‘A’ *	867	27,432
REGENXBIO Inc *	779	15,385
Repligen Corp *	3,493	144,750
Revance Therapeutics Inc *	2,282	60,245
Revlon Inc ‘A’ *	352	8,342
Rigel Pharmaceuticals Inc *	12,593	34,379
Rockwell Medical Inc *	4,398	34,876
RR Donnelley & Sons Co	1,998	25,055
RTI Surgical Inc *	4,207	24,611
Sage Therapeutics Inc *	3,531	281,209
Sangamo Therapeutics Inc *	7,233	63,650
Sarepta Therapeutics Inc *	4,062	136,930
SciClone Pharmaceuticals Inc *	1,833	20,163
Select Medical Holdings Corp *	10,960	168,236
Selecta Biosciences Inc *	1,187	23,574
Seres Therapeutics Inc *	2,068	23,368
ServiceSource International Inc *	5,026	19,501
Sotheby’s *	3,905	209,581
SP Plus Corp *	538	16,436
Spark Therapeutics Inc *	2,373	141,763
STAAR Surgical Co *	4,101	44,291
Stemline Therapeutics Inc *	426	3,919
Strayer Education Inc	1,084	101,050
Strongbridge Biopharma PLC *	2,197	15,709
Sucampo Pharmaceuticals Inc ‘A’ *	2,086	21,903
Supernus Pharmaceuticals Inc *	4,842	208,690
Surgery Partners Inc *	1,928	43,862
Surmodics Inc *	1,309	36,848
Syndax Pharmaceuticals Inc *	822	11,483
Synergy Pharmaceuticals Inc *	23,168	103,098
Syros Pharmaceuticals Inc *	1,266	20,370
Tactile Systems Technology Inc *	930	26,579
Team Inc *	1,373	32,197
Teladoc Inc *	5,504	190,989
Teligent Inc *	4,122	37,716
Tenet Healthcare Corp *	8,322	160,947
TG Therapeutics Inc *	4,957	49,818
The Advisory Board Co *	4,137	213,055
The Boston Beer Co Inc ‘A’ *	913	120,653
The Brink’s Co	4,692	314,364
The Chefs’ Warehouse Inc *	1,802	23,426
The Ensign Group Inc	2,874	62,567
The Hackett Group Inc	2,442	37,851
The Medicines Co *	6,533	248,319
The Providence Service Corp *	961	48,636
The Spectranetics Corp *	4,458	171,187
TherapeuticsMD Inc *	15,953	84,072
Theravance Biopharma Inc * (Cayman)	4,280	170,515
Tivity Health Inc *	2,487	99,107
Tocagen Inc *	760	9,143
Tootsie Roll Industries Inc	1,189	41,437
Travelport Worldwide Ltd	2,504	34,455
Trevena Inc *	303	697
TriNet Group Inc *	4,191	137,213
Triple-S Management Corp ‘B’ *	482	8,151
TrueBlue Inc *	262	6,943

	Shares	Value
Turning Point Brands Inc *	512	$7,854
Ultragenyx Pharmaceutical Inc *	4,032	250,428
US Physical Therapy Inc	1,222	73,809
USANA Health Sciences Inc *	1,182	75,766
Utah Medical Products Inc	289	20,924
Vanda Pharmaceuticals Inc *	4,484	73,089
Varex Imaging Corp *	3,845	129,961
VBI Vaccines Inc *	2,141	9,313
Vector Group Ltd	4,429	94,426
Vectrus Inc *	209	6,755
Veracyte Inc *	2,401	20,000
Versartis Inc *	3,318	57,899
Viad Corp	1,230	58,117
ViewRay Inc *	2,996	19,384
Viveve Medical Inc *	1,533	11,007
vTv Therapeutics Inc ‘A’ *	907	4,508
WaVe Life Sciences Ltd *	1,208	22,469
WD-40 Co	1,409	155,483
Weight Watchers International Inc *	2,729	91,203
Willdan Group Inc *	774	23,646
Wright Medical Group NV *	10,687	293,786
XBiotech Inc *	1,772	8,328
Xencor Inc *	3,921	82,772
ZIOPHARM Oncology Inc *	13,407	83,392
Zogenix Inc *	1,897	27,507
Zynerba Pharmaceuticals Inc *	1,166	19,787

		30,770,151

Diversified - 0.2%

HRG Group Inc *	11,491	203,506

Energy - 1.0%

Abraxas Petroleum Corp *	14,833	24,029
Bonanza Creek Energy Inc *	197	6,247
Carrizo Oil & Gas Inc *	6,535	113,840
CVR Energy Inc	122	2,655
Energy XXI Gulf Coast Inc *	595	11,049
Evolution Petroleum Corp	2,923	23,676
Flotek Industries Inc *	650	5,811
Gastar Exploration Inc *	9,870	9,140
Isramco Inc *	94	10,754
Jagged Peak Energy Inc *	3,391	45,270
Jones Energy Inc ‘A’ *	1,202	1,923
Keane Group Inc *	3,029	48,464
Lilis Energy Inc *	4,569	22,388
Matador Resources Co *	9,255	197,779
NCS Multistage Holdings Inc *	1,082	27,245
Panhandle Oil & Gas Inc ‘A’	950	21,945
Par Pacific Holdings Inc *	1,295	23,362
Pattern Energy Group Inc	1,541	36,737
Penn Virginia Corp *	1,352	49,686
Plug Power Inc *	22,913	46,743
ProPetro Holding Corp *	1,782	24,877
Resolute Energy Corp *	163	4,852
Ring Energy Inc *	4,473	58,149
Rosehill Resources Inc *	229	1,910
Sanchez Energy Corp *	5,697	40,904
Select Energy Services Inc ‘A’ *	439	5,334
SilverBow Resources Inc *	196	5,127
Solaris Oilfield Infrastructure Inc ‘A’ *	1,019	11,749
SRC Energy Inc *	2,597	17,478
Tellurian Inc *	5,739	57,562
TPI Composites Inc *	1,090	20,143
Ultra Petroleum Corp *	1,881	20,409
W&T Offshore Inc *	1,019	1,997
Westmoreland Coal Co *	503	2,450

		1,001,684

Financial - 9.8%

Access National Corp	98	2,599
Alexander’s Inc REIT	206	86,821

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-63

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Allegiance Bancshares Inc *	824	$31,559
Altisource Portfolio Solutions SA *	1,180	25,748
American Assets Trust Inc REIT	1,516	59,715
Ameris Bancorp	2,826	136,213
Armada Hoffler Properties Inc REIT	4,178	54,105
Artisan Partners Asset Management Inc ‘A’	4,592	140,974
Atlantic Capital Bancshares Inc *	402	7,638
Atlas Financial Holdings Inc *	583	8,687
Bankwell Financial Group Inc	101	3,154
Bear State Financial Inc	208	1,968
Blackhawk Network Holdings Inc *	5,600	244,160
Blue Hills Bancorp Inc	1,186	21,229
BofI Holding Inc *	2,605	61,791
BSB Bancorp Inc *	230	6,728
Capstar Financial Holdings Inc *	251	4,453
Care Capital Properties Inc REIT	1,046	27,928
CareTrust REIT Inc	6,822	126,480
Carolina Financial Corp	1,039	33,580
Cass Information Systems Inc	1,111	72,926
Charter Financial Corp	262	4,716
City Office REIT Inc	672	8,534
Clipper Realty Inc REIT	204	2,517
CoBiz Financial Inc	384	6,682
Cohen & Steers Inc	2,188	88,702
Community Healthcare Trust Inc REIT	257	6,577
ConnectOne Bancorp Inc	837	18,874
Consolidated-Tomoka Land Co	369	21,015
Cowen Inc *	145	2,356
Crawford & Co ‘B’	933	8,677
CU Bancorp *	214	7,736
Diamond Hill Investment Group Inc	329	65,603
Eagle Bancorp Inc *	2,597	164,390
EastGroup Properties Inc REIT	3,406	285,423
eHealth Inc *	1,421	26,715
Elevate Credit Inc *	245	1,940
Ellie Mae Inc *	3,464	380,728
Enova International Inc *	1,057	15,696
Equity Bancshares Inc ‘A’ *	365	11,184
Essent Group Ltd *	7,925	294,335
Evercore Partners Inc ‘A’	4,193	295,606
FB Financial Corp *	337	12,196
Fifth Street Asset Management Inc	545	2,643
Financial Engines Inc	5,993	219,344
First Connecticut Bancorp Inc	285	7,310
First Financial Bankshares Inc	4,242	187,496
First Financial Northwest Inc	120	1,936
First Foundation Inc *	1,006	16,529
First Industrial Realty Trust Inc REIT	2,686	76,873
Four Corners Property Trust Inc REIT	4,326	108,626
Franklin Financial Network Inc *	343	14,149
GAMCO Investors Inc ‘A’	94	2,782
Glacier Bancorp Inc	1,278	46,788
Global Medical REIT Inc	152	1,359
Gramercy Property Trust REIT	2,311	68,660
Green Bancorp Inc *	432	8,381
Greene County Bancorp Inc	242	6,582
Guaranty Bancorp	469	12,757
Guaranty Bancshares Inc	206	6,582
Hamilton Lane Inc ‘A’	970	21,330
HarborOne Bancorp Inc *	640	12,774
HCI Group Inc	478	22,456
Health Insurance Innovations Inc ‘A’ *	1,150	27,025
Heritage Commerce Corp	380	5,236
Heritage Insurance Holdings Inc	324	4,218
HFF Inc ‘A’	3,751	130,422
Hingham Institution for Savings	66	12,007
Home BancShares Inc	12,422	309,308
Houlihan Lokey Inc	2,160	75,384
Howard Bancorp Inc *	177	3,407
Infinity Property & Casualty Corp	152	14,288
Investar Holding Corp	263	6,023

	Shares	Value
Investment Technology Group Inc	381	$8,092
Investors Title Co	117	22,632
Kennedy-Wilson Holdings Inc	4,511	85,935
Kinsale Capital Group Inc	1,482	55,293
Ladenburg Thalmann Financial Services Inc *	1,006	2,455
Lakeland Financial Corp	405	18,581
LegacyTexas Financial Group Inc	2,013	76,756
LendingClub Corp *	29,922	164,870
Live Oak Bancshares Inc	2,013	48,715
LTC Properties Inc REIT	1,654	84,999
Maiden Holdings Ltd	701	7,781
Marcus & Millichap Inc *	1,676	44,179
Marlin Business Services Corp	285	7,168
Maui Land & Pineapple Co Inc *	683	13,865
MB Financial Inc	699	30,784
MedEquities Realty Trust Inc REIT	850	10,727
Medley Management Inc ‘A’	232	1,508
Meridian Bancorp Inc	758	12,810
Meta Financial Group Inc	90	8,010
Midland States Bancorp Inc	98	3,285
Moelis & Co ‘A’	2,566	99,689
Monmouth Real Estate Investment Corp REIT	1,280	19,264
National Bank Holdings Corp ‘A’	896	29,667
National Commerce Corp *	494	19,538
National General Holdings Corp	3,033	63,996
National Health Investors Inc REIT	1,856	146,995
National Storage Affiliates Trust REIT	483	11,162
NewStar Financial Inc	496	5,208
NexPoint Residential Trust Inc REIT	112	2,788
NMI Holdings Inc ‘A’ *	896	10,259
Northfield Bancorp Inc	440	7,546
Ocwen Financial Corp *	743	1,999
Old Line Bancshares Inc	101	2,846
OM Asset Management PLC	5,685	84,479
Opus Bank	1,418	34,316
Pacific Continental Corp	1,148	29,331
Pacific Premier Bancorp Inc *	1,400	51,660
Paragon Commercial Corp *	47	2,466
Park Sterling Corp	1,852	22,002
People’s Utah Bancorp	175	4,690
Physicians Realty Trust REIT	8,637	173,949
Piper Jaffray Cos	84	5,036
Potlatch Corp REIT	4,150	189,655
PRA Group Inc *	2,788	105,665
Preferred Bank	1,329	71,062
Primerica Inc	4,667	353,525
PS Business Parks Inc REIT	2,025	268,090
Pzena Investment Management Inc ‘A’	1,334	13,553
QTS Realty Trust Inc ‘A’ REIT	4,821	252,283
R1 RCM Inc *	9,333	34,999
Regional Management Corp *	93	2,198
Republic First Bancorp Inc *	1,109	10,258
Retail Opportunity Investments Corp REIT	1,190	22,836
Rexford Industrial Realty Inc REIT	2,781	76,311
RLI Corp	3,314	181,011
Ryman Hospitality Properties Inc REIT	4,520	289,325
Sabra Health Care REIT Inc	1,051	25,329
Saul Centers Inc REIT	1,034	59,951
ServisFirst Bancshares Inc	4,736	174,711
Silvercrest Asset Management Group Inc ‘A’	695	9,348
State National Cos Inc	2,790	51,280
Stewart Information Services Corp	119	5,400
Stonegate Bank	295	13,623
Sunshine Bancorp Inc *	125	2,664
Terreno Realty Corp REIT	1,368	46,047
Texas Capital Bancshares Inc *	3,911	302,711
The Bank of NT Butterfield & Son Ltd (Bermuda)	3,924	133,808

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-64

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
The First of Long Island Corp	452	$12,927
The GEO Group Inc REIT	2,779	82,175
The RMR Group Inc ‘A’	704	34,250
Third Point Reinsurance Ltd * (Bermuda)	3,942	54,794
Tompkins Financial Corp	80	6,298
Trinity Place Holdings Inc *	1,812	12,883
TriState Capital Holdings Inc *	628	15,826
Trupanion Inc *	2,297	51,407
UMH Properties Inc REIT	2,416	41,193
Union Bankshares Inc	355	16,863
United Insurance Holdings Corp	1,284	20,197
Universal Health Realty Income Trust REIT	1,246	99,107
Universal Insurance Holdings Inc	2,453	61,816
Urban Edge Properties REIT	10,020	237,775
Veritex Holdings Inc *	489	12,875
Virtu Financial Inc ‘A’	2,580	45,537
Virtus Investment Partners Inc	100	11,095
WageWorks Inc *	3,811	256,099
Walker & Dunlop Inc *	2,434	118,852
Washington REIT	2,877	91,776
Waterstone Financial Inc	223	4,204
West Bancorporation Inc	358	8,467
Western New England Bancorp Inc	256	2,598
Westwood Holdings Group Inc	823	46,656
WisdomTree Investments Inc	11,650	118,481
WSFS Financial Corp	827	37,504

		10,055,962

Industrial - 16.0%

AAON Inc	4,256	156,834
Actuant Corp ‘A’	3,123	76,826
Advanced Disposal Services Inc *	2,563	58,257
Advanced Drainage Systems Inc	3,590	72,159
Advanced Energy Industries Inc *	4,065	262,965
Aerojet Rocketdyne Holdings Inc *	7,079	147,243
Air Transport Services Group Inc *	5,316	115,782
Akoustis Technologies Inc *	881	7,700
Alamo Group Inc	835	75,826
Albany International Corp ‘A’	2,300	122,820
Allied Motion Technologies Inc	678	18,455
Altra Industrial Motion Corp	2,929	116,574
American Outdoor Brands Corp *	5,719	126,733
Apogee Enterprises Inc	2,896	164,609
Applied Industrial Technologies Inc	3,911	230,945
Applied Optoelectronics Inc *	1,882	116,289
Aqua Metals Inc *	1,706	21,410
ArcBest Corp	330	6,798
Ardmore Shipping Corp (Ireland)	1,418	11,557
Argan Inc	1,488	89,280
Astec Industries Inc	1,077	59,784
Astronics Corp *	2,186	66,607
Atkore International Group Inc *	3,357	75,700
Axon Enterprise Inc *	5,342	134,298
AZZ Inc	2,657	148,261
Badger Meter Inc	2,876	114,609
Barnes Group Inc	694	40,620
Bel Fuse Inc ‘B’	235	5,805
Boise Cascade Co *	766	23,286
Brady Corp ‘A’	3,722	126,176
Builders FirstSource Inc *	9,892	151,545
Caesarstone Ltd * (Israel)	1,477	51,769
Casella Waste Systems Inc ‘A’ *	798	13,095
Chase Corp	728	77,678
CIRCOR International Inc	828	49,167
Comfort Systems USA Inc	3,768	139,793
Continental Building Products Inc *	4,044	94,225
Control4 Corp *	2,252	44,162
Covanta Holding Corp	12,033	158,836
Curtiss-Wright Corp	3,375	309,757
CyberOptics Corp *	379	7,826
Daseke Inc *	1,918	21,347

	Shares	Value
DXP Enterprises Inc *	1,241	$42,815
Dycom Industries Inc *	3,123	279,571
EMCOR Group Inc	4,541	296,891
Energous Corp *	1,940	31,544
Energy Recovery Inc *	3,771	31,262
EnerSys	4,463	323,344
EnPro Industries Inc	2,167	154,659
Exponent Inc	2,624	152,979
Fabrinet * (Thailand)	3,740	159,548
FARO Technologies Inc *	413	15,611
Federal Signal Corp	1,452	25,207
Fluidigm Corp *	3,019	12,197
Forterra Inc *	2,010	16,542
Forward Air Corp	3,066	163,356
Franklin Electric Co Inc	4,468	184,975
Generac Holdings Inc *	6,301	227,655
General Cable Corp	4,778	78,120
Global Brass & Copper Holdings Inc	2,015	61,558
GoPro Inc ‘A’ *	10,955	89,064
GP Strategies Corp *	1,154	30,466
Granite Construction Inc	3,157	152,294
Greif Inc ‘A’	2,256	125,840
Greif Inc ‘B’	491	29,656
Griffon Corp	2,551	55,994
Handy & Harman Ltd *	163	5,118
Harsco Corp *	8,234	132,567
Heartland Express Inc	4,576	95,272
Heritage-Crystal Clean Inc *	809	12,863
Hill International Inc *	3,130	16,276
Hillenbrand Inc	6,474	233,711
Hudson Technologies Inc *	3,755	31,730
Hyster-Yale Materials Handling Inc	880	61,820
Ichor Holdings Ltd *	1,197	24,132
II-VI Inc *	1,783	61,157
Insteel Industries Inc	1,662	54,796
Intevac Inc *	1,985	22,034
Iteris Inc *	2,405	14,959
Itron Inc *	3,496	236,854
JELD-WEN Holding Inc *	2,296	74,528
John Bean Technologies Corp	3,216	315,168
Kadant Inc	1,108	83,322
Kaman Corp	227	11,320
KapStone Paper & Packaging Corp	8,894	183,483
KBR Inc	1,647	25,067
KEMET Corp *	4,685	59,968
Kennametal Inc	8,216	307,443
Knight Transportation Inc	7,026	260,313
Kratos Defense & Security Solutions Inc *	2,819	33,462
Lawson Products Inc *	496	10,986
Lindsay Corp	1,073	95,765
Littelfuse Inc	2,304	380,160
Louisiana-Pacific Corp *	13,980	337,058
Lydall Inc *	1,722	89,027
Masonite International Corp *	3,045	229,898
MasTec Inc *	6,814	307,652
Matson Inc	2,067	62,093
Mesa Laboratories Inc	321	46,003
Methode Electronics Inc	3,664	150,957
MicroVision Inc *	7,069	14,986
Milacron Holdings Corp *	4,048	71,204
Mistras Group Inc *	195	4,284
Moog Inc ‘A’ *	307	22,018
MSA Safety Inc	3,405	276,384
Mueller Industries Inc	5,822	177,280
Mueller Water Products Inc ‘A’	9,631	112,490
Multi-Color Corp	1,396	113,914
Myers Industries Inc	2,357	42,308
MYR Group Inc *	724	22,458
Napco Security Technologies Inc *	1,203	11,308
National Presto Industries Inc	55	6,078
NCI Building Systems Inc *	4,087	68,253

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-65

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
NN Inc	2,767	$75,954
Novanta Inc *	3,276	117,936
NV5 Global Inc *	609	25,883
NVE Corp	452	34,804
Omega Flex Inc	307	19,771
Orion Group Holdings Inc *	1,302	9,726
OSI Systems Inc *	1,779	133,692
Patrick Industries Inc *	1,649	120,130
PGT Innovations Inc *	4,962	63,514
Ply Gem Holdings Inc *	2,249	40,370
Primoris Services Corp	4,024	100,359
Proto Labs Inc *	2,541	170,882
Pure Cycle Corp *	1,730	13,408
Quanex Building Products Corp	266	5,626
Radiant Logistics Inc *	3,807	20,482
Raven Industries Inc	3,693	122,977
RBC Bearings Inc *	2,367	240,866
Rogers Corp *	1,846	200,513
Saia Inc *	1,125	57,713
Schneider National Inc ‘B’	3,085	69,011
Simpson Manufacturing Co Inc	630	27,537
Sparton Corp *	61	1,341
SPX Corp *	4,357	109,622
SPX FLOW Inc *	1,089	40,162
Standex International Corp	1,011	91,698
Sterling Construction Co Inc *	613	8,012
Sturm Ruger & Co Inc	1,762	109,508
Summit Materials Inc ‘A’ *	10,963	316,502
Sun Hydraulics Corp	2,413	102,963
Swift Transportation Co *	7,460	197,690
SYNNEX Corp	606	72,696
Tech Data Corp *	275	27,775
Tennant Co	1,710	126,198
Tetra Tech Inc	5,450	249,337
TopBuild Corp *	2,259	119,885
Trex Co Inc *	3,024	204,604
Trinseo SA	3,179	218,397
TTM Technologies Inc *	2,020	35,067
Tutor Perini Corp *	579	16,646
Universal Forest Products Inc	1,798	156,983
Universal Logistics Holdings Inc	575	8,625
US Concrete Inc *	1,560	122,538
US Ecology Inc	2,238	113,019
Vicor Corp *	1,561	27,942
Watts Water Technologies Inc ‘A’	1,657	104,722
Woodward Inc	5,446	368,041
Worthington Industries Inc	4,220	211,928
YRC Worldwide Inc *	776	8,629
ZAGG Inc *	1,951	16,876

		16,523,043

Technology - 15.6%

2U Inc *	4,477	210,061
3D Systems Corp *	11,195	209,347
ACI Worldwide Inc *	11,911	266,449
Acxiom Corp *	4,142	107,609
Alpha & Omega Semiconductor Ltd *	115	1,917
Alteryx Inc ‘A’ *	917	17,900
Ambarella Inc *	1,410	68,456
Amber Road Inc *	2,047	17,543
American Software Inc ‘A’	1,583	16,289
Amkor Technology Inc *	534	5,217
Appfolio Inc ‘A’ *	824	26,862
Apptio Inc ‘A’ *	1,825	31,664
Aspen Technology Inc *	7,678	424,286
Avid Technology Inc *	2,262	11,898
Axcelis Technologies Inc *	3,070	64,317
Barracuda Networks Inc *	2,576	59,403
Benefitfocus Inc *	1,624	59,032
Blackbaud Inc	4,874	417,945

	Shares	Value
Blackline Inc *	1,122	$40,100
Bottomline Technologies de Inc *	3,582	92,022
Box Inc ‘A’ *	8,041	146,668
Brightcove Inc *	3,454	21,415
BroadSoft Inc *	3,160	136,038
Brooks Automation Inc	7,030	152,481
Cabot Microelectronics Corp	2,545	187,897
Callidus Software Inc *	6,590	159,478
Carbonite Inc *	2,532	55,198
Castlight Health Inc ‘B’ *	6,522	27,066
CEVA Inc *	2,193	99,672
Cirrus Logic Inc *	6,588	413,199
Cloudera Inc *	1,442	23,101
Cohu Inc	468	7,366
CommerceHub Inc ‘A’ *	1,396	24,318
CommerceHub Inc ‘C’ *	2,963	51,675
CommVault Systems Inc *	3,969	224,050
Computer Programs & Systems Inc	598	19,614
Cornerstone OnDemand Inc *	5,354	191,406
Cotiviti Holdings Inc *	2,725	101,207
Coupa Software Inc *	3,047	88,302
CSG Systems International Inc	2,808	113,949
Diebold Nixdorf Inc	7,737	216,636
Digimarc Corp *	959	38,504
Diodes Inc *	1,008	24,222
Donnelley Financial Solutions Inc *	2,464	56,573
Eastman Kodak Co *	1,452	13,213
Ebix Inc	2,456	132,378
Electronics For Imaging Inc *	4,735	224,344
Entegris Inc *	14,526	318,846
Envestnet Inc *	4,423	175,151
EPAM Systems Inc *	5,028	422,805
Everbridge Inc *	1,731	42,167
Evolent Health Inc ‘A’ *	964	24,437
Exa Corp *	1,400	19,320
ExlService Holdings Inc *	3,348	186,082
Fair Isaac Corp	3,149	439,002
Five9 Inc *	5,328	114,659
FormFactor Inc *	7,358	91,239
Glu Mobile Inc *	763	1,908
Guidance Software Inc *	2,143	14,165
Hortonworks Inc *	4,897	63,073
HubSpot Inc *	3,443	226,377
Immersion Corp *	2,966	26,931
Impinj Inc *	1,847	89,857
InnerWorkings Inc *	4,333	50,263
Inovalon Holdings Inc ‘A’ *	6,387	83,989
Inphi Corp *	4,311	147,867
Insight Enterprises Inc *	1,406	56,226
Instructure Inc *	2,177	64,222
Integrated Device Technology Inc *	13,710	353,581
j2 Global Inc	4,750	404,177
Kopin Corp *	5,627	20,876
Lattice Semiconductor Corp *	12,459	82,977
LivePerson Inc *	5,510	60,610
Lumentum Holdings Inc *	6,236	355,764
MACOM Technology Solutions Holdings Inc *	4,149	231,390
Majesco *	533	2,628
MAXIMUS Inc	6,573	411,667
MaxLinear Inc *	6,169	172,053
Medidata Solutions Inc *	5,757	450,197
Mercury Systems Inc *	4,423	186,164
MicroStrategy Inc ‘A’ *	546	104,652
MINDBODY Inc ‘A’ *	3,769	102,517
Mitek Systems Inc *	3,235	27,174
MKS Instruments Inc	5,514	371,092
MobileIron Inc *	5,595	33,850
Model N Inc *	2,343	31,162
Monolithic Power Systems Inc	4,074	392,734
Monotype Imaging Holdings Inc	2,041	37,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-66

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
MuleSoft Inc ‘A’ *	1,553	$38,732
Nanometrics Inc *	2,032	51,389
NCI Inc ‘A’ *	194	4,093
NeuStar Inc ‘A’ *	1,324	44,155
New Relic Inc *	2,999	128,987
Nutanix Inc ‘A’ *	3,575	72,036
Omnicell Inc *	3,749	161,582
Park City Group Inc *	1,225	14,884
Paycom Software Inc *	5,044	345,060
PDF Solutions Inc *	2,715	44,662
Pegasystems Inc	3,746	218,579
Pixelworks Inc *	2,968	13,623
Planet Payment Inc *	4,307	14,213
Power Integrations Inc	2,931	213,670
Presidio Inc *	1,228	17,573
Progress Software Corp	4,064	125,537
PROS Holdings Inc *	2,691	73,706
Pure Storage Inc ‘A’ *	9,533	122,118
QAD Inc ‘A’	645	20,672
Quality Systems Inc *	3,423	58,910
Qualys Inc *	3,210	130,968
Quantum Corp *	581	4,538
Radisys Corp *	580	2,181
Rambus Inc *	2,991	34,187
RealPage Inc *	5,998	215,628
Rosetta Stone Inc *	313	3,374
Rudolph Technologies Inc *	2,868	65,534
Science Applications International Corp	4,481	311,071
Semtech Corp *	6,636	237,237
Silicon Laboratories Inc *	4,292	293,358
Silver Spring Networks Inc *	1,016	11,460
Simulations Plus Inc	1,089	13,449
SPS Commerce Inc *	1,723	109,858
StarTek Inc *	1,035	12,668
Stratasys Ltd *	2,547	59,371
Super Micro Computer Inc *	843	20,780
Sykes Enterprises Inc *	366	12,272
Synaptics Inc *	3,527	182,381
Syntel Inc	3,388	57,460
Tabula Rasa HealthCare Inc *	943	14,192
TeleTech Holdings Inc	1,422	58,018
The ExOne Co *	1,055	12,080
Twilio Inc ‘A’ *	6,363	185,227
Ultra Clean Holdings Inc *	3,369	63,169
Unisys Corp *	3,578	45,798
Upland Software Inc *	741	16,295
USA Technologies Inc *	3,967	20,628
Varonis Systems Inc *	1,956	72,763
VeriFone Systems Inc *	943	17,068
Verint Systems Inc *	1,033	42,043
Veritone Inc *	260	3,045
Virtusa Corp *	2,064	60,682
Vocera Communications Inc *	2,864	75,667
Workiva Inc *	2,541	48,406
Xactly Corp *	2,658	41,598
Xcerra Corp *	4,751	46,417
Xperi Corp	5,005	149,149

		16,123,689

Utilities - 0.7%

American States Water Co	2,562	121,464
Atlantic Power Corp *	8,575	20,580
California Water Service Group	3,027	111,394
Chesapeake Utilities Corp	180	13,491
EnerNOC Inc *	493	3,821
Global Water Resources Inc	1,058	10,474
MGE Energy Inc	1,738	111,840
Middlesex Water Co	1,372	54,331
New Jersey Resources Corp	689	27,353
Ormat Technologies Inc	1,942	113,957
RGC Resources Inc	244	6,913

	Shares	Value
Southwest Gas Holdings Inc	499	$36,457
Spark Energy Inc ‘A’	1,010	18,988
The York Water Co	1,158	40,356

		691,419

Total Common Stocks (Cost $83,867,981)		100,164,328

EXCHANGE-TRADED FUND - 2.5%

iShares Russell 2000 Growth	15,000	2,531,550

Total Exchange-Traded Fund (Cost $2,423,755)		2,531,550

	Principal Amount

SHORT-TERM INVESTMENT - 0.3%

Repurchase Agreement - 0.3%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $316,405; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $323,402)	$316,402	316,402

Total Short-Term Investment (Cost $316,402)		316,402

TOTAL INVESTMENTS - 100.0% (Cost $86,628,853)		103,055,016

OTHER ASSETS & LIABILITIES, NET - 0.0%		15,800

NET ASSETS - 100.0%		$103,070,816

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	29.8%
Industrial	16.0%
Technology	15.6%
Consumer, Cyclical	12.6%
Financial	9.8%
Communications	8.3%
Basic Materials	3.2%
Others (each less than 3.0%)	4.7%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	An investment with a value of $42,736 or less than 0.1% of the Fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	5	$4,598

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-67

PACIFIC SELECT FUND

PD SMALL-CAP GROWTH INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$42,736	$-	$-	$42,736
	Common Stocks	100,164,328	100,164,328	-	-
	Exchange-Traded Fund	2,531,550	2,531,550	-	-
	Short-Term Investment	316,402	-	316,402	-
	Derivatives:
	Equity Contracts
	Futures	4,598	4,598	-	-

	Total	$103,059,614	$102,700,476	$316,402	$42,736

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-68

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%

Basic Materials - 3.6%

Aceto Corp	5,451	$84,218
AdvanSix Inc *	764	23,867
AgroFresh Solutions Inc *	3,957	28,411
AK Steel Holding Corp *	58,215	382,473
Allegheny Technologies Inc	20,015	340,455
American Vanguard Corp	5,158	88,975
Calgon Carbon Corp	8,640	130,464
Carpenter Technology Corp	8,526	319,128
Century Aluminum Co *	8,536	132,991
Clearwater Paper Corp *	3,005	140,484
Cliffs Natural Resources Inc *	55,159	381,700
Coeur Mining Inc *	28,148	241,510
Commercial Metals Co	21,392	415,647
Compass Minerals International Inc	628	41,008
CSW Industrials Inc *	1,560	60,294
Fairmount Santrol Holdings Inc *	3,441	13,420
Ferroglobe Representation & Warranty Insurance Trust * +	14,991	-
GCP Applied Technologies Inc *	13,235	403,667
Gold Resource Corp	9,759	39,817
Hawkins Inc	1,373	63,639
HB Fuller Co	2,347	119,955
Hecla Mining Co	72,986	372,229
Innophos Holdings Inc	3,610	158,262
Innospec Inc	4,407	288,879
Intrepid Potash Inc *	17,188	38,845
Kaiser Aluminum Corp	3,086	273,173
Klondex Mines Ltd * (Canada)	22,939	77,304
Kraton Corp *	4,408	151,812
Landec Corp *	3,635	53,980
Materion Corp	3,567	133,406
Minerals Technologies Inc	2,819	206,351
Neenah Paper Inc	546	43,817
Oil-Dri Corp of America	926	38,901
OMNOVA Solutions Inc *	2,984	29,094
Orchids Paper Products Co	1,978	25,615
PH Glatfelter Co	8,049	157,277
Rayonier Advanced Materials Inc	3,169	49,817
Ryerson Holding Corp *	2,927	28,977
Schnitzer Steel Industries Inc ‘A’	4,881	123,001
Schweitzer-Mauduit International Inc	4,614	171,779
Shiloh Industries Inc *	514	6,034
Smart Sand Inc *	362	3,225
Stepan Co	1,336	116,419
Tronox Ltd ‘A’	12,000	181,440
United States Lime & Minerals Inc	277	21,736
US Silica Holdings Inc	5,879	208,646
Valhi Inc	3,865	11,518
Verso Corp ‘A’ *	6,142	28,806

		6,452,466

Communications - 4.6%

1-800-Flowers.com Inc ‘A’ *	3,372	32,877
Acacia Communications Inc *	327	13,561
ADTRAN Inc	8,961	185,045
ATN International Inc	1,955	133,800
Bankrate Inc *	8,487	109,058
Beasley Broadcast Group Inc ‘A’	915	8,967
Blucora Inc *	6,028	127,794
Calix Inc *	7,373	50,505
Cars.com Inc *	13,546	360,730
Carvana Co *	2,586	52,935
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	15,125	60,500
ChannelAdvisor Corp *	498	5,752
Cincinnati Bell Inc *	7,619	148,951

	Shares	Value
Clear Channel Outdoor Holdings Inc ‘A’	6,806	$33,009
Comtech Telecommunications Corp	4,374	82,975
Consolidated Communications Holdings Inc	2,695	57,862
Daily Journal Corp *	207	42,700
DHI Group Inc *	9,049	25,790
DigitalGlobe Inc *	11,363	378,388
Entercom Communications Corp ‘A’	5,384	55,724
FairPoint Communications Inc *	3,879	60,706
Finisar Corp *	11,070	287,599
Frontier Communications Corp	219,501	254,621
FTD Cos Inc *	3,193	63,860
Gannett Co Inc	21,980	191,666
General Communication Inc ‘A’ *	292	10,699
Global Eagle Entertainment Inc *	7,910	28,160
Global Sources Ltd * (Hong Kong)	284	5,680
Globalstar Inc *	28,488	60,679
Gray Television Inc *	4,453	61,006
Harmonic Inc *	13,916	73,059
Hawaiian Telcom Holdco Inc *	1,177	29,413
Hemisphere Media Group Inc *	2,828	33,512
Houghton Mifflin Harcourt Co *	5,820	71,586
IDT Corp ‘B’	1,340	19,256
Infinera Corp *	26,714	285,038
Intelsat SA *	6,911	21,148
Iridium Communications Inc *	15,551	171,839
KVH Industries Inc *	2,681	25,469
Lands’ End Inc *	2,444	36,416
Leaf Group Ltd *	2,078	16,208
Limelight Networks Inc *	7,384	21,340
Liquidity Services Inc *	4,451	28,264
Lumos Networks Corp *	1,075	19,210
MDC Partners Inc ‘A’	7,258	71,854
Meredith Corp	7,289	433,331
MSG Networks Inc ‘A’ *	11,050	248,072
NeoPhotonics Corp *	6,067	46,837
NETGEAR Inc *	5,961	256,919
New Media Investment Group Inc	10,034	135,258
Oclaro Inc *	4,058	37,902
ORBCOMM Inc *	1,020	11,526
Overstock.com Inc *	1,546	25,200
Perficient Inc *	6,151	114,655
Preformed Line Products Co	536	24,881
QuinStreet Inc *	6,062	25,279
RealNetworks Inc *	3,767	16,311
Rightside Group Ltd *	2,014	21,389
Rocket Fuel Inc *	6,713	18,461
Saga Communications Inc ‘A’	748	34,221
Salem Media Group Inc	1,928	13,689
Scholastic Corp	5,343	232,901
ShoreTel Inc *	12,532	72,686
Sonus Networks Inc *	8,744	65,055
Spok Holdings Inc	3,882	68,711
TechTarget Inc *	2,436	25,261
Telenav Inc *	2,635	21,343
The EW Scripps Co ‘A’ *	10,649	189,659
The Meet Group Inc *	10,612	53,591
The New York Times Co ‘A’	4,528	80,146
The Rubicon Project Inc *	8,497	43,675
Time Inc	18,583	266,666
TiVo Corp	21,699	404,686
Townsquare Media Inc ‘A’ *	1,508	15,442
tronc Inc *	1,506	19,412
Value Line Inc	245	4,483
VASCO Data Security International Inc *	5,126	73,558
ViaSat Inc *	9,290	614,998
Viavi Solutions Inc *	26,480	278,834
West Corp	7,126	166,178
Windstream Holdings Inc	35,601	138,132
XO Group Inc *	1,201	21,162

		8,235,721

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-69

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Consumer, Cyclical - 10.3%

Abercrombie & Fitch Co ‘A’	12,761	$158,747
Acushnet Holdings Corp	4,250	84,320
AMC Entertainment Holdings Inc ‘A’	10,282	233,915
America’s Car-Mart Inc *	901	35,049
American Axle & Manufacturing Holdings Inc *	15,561	242,752
American Eagle Outfitters Inc	30,116	362,898
Anixter International Inc *	5,349	418,292
Ascena Retail Group Inc *	31,676	68,103
At Home Group Inc *	213	4,961
AV Homes Inc *	2,208	44,270
Barnes & Noble Education Inc *	6,999	74,399
Barnes & Noble Inc	11,264	85,606
Bassett Furniture Industries Inc	1,795	68,120
Beacon Roofing Supply Inc *	2,858	140,042
Beazer Homes USA Inc *	5,855	80,331
Belmond Ltd ‘A’ * (United Kingdom)	16,511	219,596
Big 5 Sporting Goods Corp	3,581	46,732
Biglari Holdings Inc *	188	75,151
Black Diamond Inc *	3,567	23,721
Blue Bird Corp *	880	14,960
BMC Stock Holdings Inc *	11,426	249,658
Boot Barn Holdings Inc *	2,458	17,403
Boyd Gaming Corp	1,438	35,677
Brinker International Inc	2,341	89,192
Build-A-Bear Workshop Inc *	2,540	26,543
Caesars Acquisition Co ‘A’ *	8,993	171,317
Caesars Entertainment Corp *	8,982	107,784
Caleres Inc	7,626	211,850
Callaway Golf Co	17,278	220,813
Carrols Restaurant Group Inc *	6,313	77,334
Century Casinos Inc *	3,822	28,168
Century Communities Inc *	2,980	73,904
Chico’s FAS Inc	23,804	224,234
Citi Trends Inc	2,522	53,517
Columbia Sportswear Co	3,431	199,204
Conn’s Inc *	3,386	64,673
Cooper Tire & Rubber Co	9,825	354,682
Cooper-Standard Holdings Inc *	2,545	256,714
Crocs Inc *	3,865	29,799
Daktronics Inc	3,141	30,248
Dana Inc	13,856	309,404
Deckers Outdoor Corp *	5,444	371,607
Del Frisco’s Restaurant Group Inc *	3,922	63,144
Del Taco Restaurants Inc *	6,108	83,985
Delta Apparel Inc *	1,264	28,036
Denny’s Corp *	3,414	40,183
Dillard’s Inc ‘A’	2,856	164,763
DineEquity Inc	1,406	61,934
Drive Shack Inc	4,046	12,745
DSW Inc ‘A’	12,180	215,586
El Pollo Loco Holdings Inc *	3,739	51,785
Empire Resorts Inc *	270	6,453
Eros International PLC * (India)	2,480	28,396
Escalade Inc	1,780	23,318
Essendant Inc	6,920	102,624
Ethan Allen Interiors Inc	4,629	149,517
Express Inc *	14,322	96,673
EZCORP Inc ‘A’ *	8,994	69,254
Fiesta Restaurant Group Inc *	4,494	92,801
FirstCash Inc	7,146	416,612
Flexsteel Industries Inc	1,371	74,185
Fogo De Chao Inc *	1,702	23,658
Fossil Group Inc *	7,971	82,500
Foundation Building Materials Inc *	1,645	21,155
Fred’s Inc ‘A’	6,249	57,678
G-III Apparel Group Ltd *	7,980	199,101
Gaia Inc *	1,472	16,486

	Shares	Value
Genesco Inc *	3,532	$119,735
Gentherm Inc *	1,453	56,376
GNC Holdings Inc ‘A’	13,010	109,674
Golden Entertainment Inc *	1,446	29,947
Green Brick Partners Inc *	4,353	49,842
Group 1 Automotive Inc	3,784	239,603
Guess? Inc	11,310	144,542
Haverty Furniture Cos Inc	3,320	83,332
Hawaiian Holdings Inc *	925	43,429
Herman Miller Inc	1,623	49,339
Hibbett Sports Inc *	3,978	82,543
Hovnanian Enterprises Inc ‘A’ *	17,980	50,344
Huttig Building Products Inc *	1,051	7,367
Iconix Brand Group Inc *	9,482	65,521
ILG Inc	17,822	489,927
Interface Inc	1,309	25,722
International Speedway Corp ‘A’	4,434	166,497
Intrawest Resorts Holdings Inc *	452	10,730
J Alexander’s Holdings Inc *	2,376	29,106
Jack in the Box Inc	1,193	117,510
JC Penney Co Inc *	57,611	267,891
Johnson Outdoors Inc ‘A’	856	41,268
KB Home	12,213	292,746
Kimball International Inc ‘B’	986	16,456
Kirkland’s Inc *	2,778	28,558
Knoll Inc	623	12,491
La Quinta Holdings Inc *	12,101	178,732
La-Z-Boy Inc	5,069	164,742
LGI Homes Inc *	1,119	44,961
Libbey Inc	4,231	34,102
Liberty TripAdvisor Holdings Inc ‘A’ *	13,439	155,892
Lifetime Brands Inc	1,727	31,345
M/I Homes Inc *	3,577	102,123
MarineMax Inc *	1,980	38,709
Marriott Vacations Worldwide Corp	469	55,225
MDC Holdings Inc	4,687	165,592
Meritage Homes Corp *	6,674	281,643
Meritor Inc *	15,488	257,256
Miller Industries Inc	1,758	43,686
Mobile Mini Inc	8,140	242,979
Modine Manufacturing Co *	9,081	150,291
Monarch Casino & Resort Inc *	1,872	56,628
Motorcar Parts of America Inc *	3,417	96,496
Movado Group Inc	2,775	70,069
NACCO Industries Inc ‘A’	717	50,799
National CineMedia Inc	11,803	87,578
Navistar International Corp *	8,638	226,575
Nexeo Solutions Inc *	4,706	39,060
Office Depot Inc	94,390	532,360
Oxford Industries Inc	1,864	116,481
Party City Holdco Inc *	4,750	74,337
PC Connection Inc	2,052	55,527
PCM Inc *	1,084	20,325
Penn National Gaming Inc *	13,728	293,779
Perry Ellis International Inc *	2,327	45,283
PICO Holdings Inc *	3,492	61,110
Pier 1 Imports Inc	15,351	79,672
Pinnacle Entertainment Inc *	2,930	57,897
Potbelly Corp *	3,108	35,742
RCI Hospitality Holdings Inc	1,473	35,116
Reading International Inc ‘A’ *	2,197	35,438
Red Lion Hotels Corp *	2,999	22,043
Red Robin Gourmet Burgers Inc *	142	9,265
Regis Corp *	6,527	67,032
Ruby Tuesday Inc *	10,717	21,541
Rush Enterprises Inc ‘A’ *	2,835	105,405
Rush Enterprises Inc ‘B’ *	517	18,824
ScanSource Inc *	4,478	180,463
Sears Holdings Corp *	1,660	14,708
Sequential Brands Group Inc *	7,101	28,333

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-70

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Shoe Carnival Inc	2,035	$42,491
SkyWest Inc	9,286	325,939
Sonic Automotive Inc ‘A’	4,980	96,861
Sonic Corp	3,291	87,179
Spartan Motors Inc	2,474	21,895
Speedway Motorsports Inc	1,963	35,864
Standard Motor Products Inc	1,521	79,427
Steelcase Inc ‘A’	3,039	42,546
Superior Industries International Inc	4,569	93,893
Supreme Industries Inc ‘A’	929	15,282
Systemax Inc	405	7,614
Tailored Brands Inc	6,367	71,056
The Buckle Inc	5,383	95,817
The Cato Corp ‘A’	4,546	79,964
The Container Store Group Inc *	2,975	17,612
The Finish Line Inc ‘A’	7,341	104,022
The Marcus Corp	518	15,644
The New Home Co Inc *	2,335	26,782
Tilly’s Inc ‘A’	2,213	22,462
Titan International Inc	9,169	110,120
Titan Machinery Inc *	3,369	60,575
Tower International Inc	3,660	82,167
TRI Pointe Group Inc *	27,637	364,532
Triton International Ltd (Bermuda)	8,112	271,265
UCP Inc ‘A’ *	1,414	15,483
Unifi Inc *	2,840	87,472
UniFirst Corp	2,813	395,789
Vera Bradley Inc *	3,552	34,739
Veritiv Corp *	2,123	95,535
Vista Outdoor Inc *	10,610	238,831
Vitamin Shoppe Inc *	4,183	48,732
VOXX International Corp *	3,544	29,061
Wabash National Corp	7,896	173,554
Wesco Aircraft Holdings Inc *	10,356	112,363
West Marine Inc	3,074	39,501
Weyco Group Inc	1,030	28,716
William Lyon Homes ‘A’ *	3,655	88,232
Winnebago Industries Inc	758	26,530
Zoe’s Kitchen Inc *	2,764	32,919
Zumiez Inc *	3,299	40,743

		18,643,131

Consumer, Non-Cyclical - 11.1%

AAC Holdings Inc *	2,277	15,780
Aaron’s Inc	11,706	455,363
Abeona Therapeutics Inc *	4,458	28,531
ABM Industries Inc	5,074	210,672
Acacia Research Corp *	7,549	30,951
Accelerate Diagnostics Inc *	319	8,725
Acceleron Pharma Inc *	1,021	31,028
ACCO Brands Corp *	19,935	232,243
Achillion Pharmaceuticals Inc *	21,593	99,112
Acorda Therapeutics Inc *	6,908	136,088
Adamas Pharmaceuticals Inc *	1,309	22,894
Adtalem Global Education Inc	11,469	435,249
Agenus Inc *	2,569	10,045
Alder Biopharmaceuticals Inc *	7,233	82,818
Alico Inc	576	18,029
Almost Family Inc *	1,760	108,504
AMAG Pharmaceuticals Inc *	6,542	120,373
American Public Education Inc *	2,826	66,835
American Renal Associates Holdings Inc *	217	4,025
Analogic Corp	2,310	167,821
AngioDynamics Inc *	6,711	108,785
Anika Therapeutics Inc *	460	22,696
Aratana Therapeutics Inc *	335	2,422
ARC Document Solutions Inc *	7,598	31,608
Ardelyx Inc *	6,070	30,957
Array BioPharma Inc *	3,875	32,434
Ascent Capital Group Inc ‘A’ *	1,928	29,614

	Shares	Value
Atara Biotherapeutics Inc *	4,675	$65,450
Audentes Therapeutics Inc *	225	4,304
B. Riley Financial Inc	2,548	47,265
Bellicum Pharmaceuticals Inc *	1,618	18,898
BioCryst Pharmaceuticals Inc *	2,406	13,377
Biohaven Pharmaceutical Holding Co Ltd * (Canada)	240	6,000
BioScrip Inc *	17,235	46,793
BioTime Inc *	13,908	43,810
Bluebird Bio Inc *	5,009	526,195
Bridgepoint Education Inc *	428	6,317
Cadiz Inc *	3,718	50,193
CAI International Inc *	1,522	35,919
Cal-Maine Foods Inc *	5,771	228,532
Cambium Learning Group Inc *	1,810	9,177
Capella Education Co	125	10,700
Cara Therapeutics Inc *	715	11,004
Career Education Corp *	12,021	115,402
Carriage Services Inc	1,713	46,182
Cascadian Therapeutics Inc *	6,134	22,788
CBIZ Inc *	9,643	144,645
Celldex Therapeutics Inc *	22,289	55,054
Cempra Inc *	8,309	38,221
Central Garden & Pet Co *	1,637	52,040
Central Garden & Pet Co ‘A’ *	5,702	171,174
Cerus Corp *	2,237	5,615
Chimerix Inc *	8,518	46,423
Clearside Biomedical Inc *	1,684	15,341
Collegium Pharmaceutical Inc *	3,956	49,490
Community Health Systems Inc *	17,677	176,063
Concert Pharmaceuticals Inc *	1,736	24,217
ConforMIS Inc *	4,831	20,725
CONMED Corp	5,062	257,858
Corvus Pharmaceuticals Inc *	1,522	18,416
CRA International Inc	1,619	58,802
Cross Country Healthcare Inc *	3,458	44,643
CryoLife Inc *	1,924	38,384
CSS Industries Inc	1,610	42,118
Darling Ingredients Inc *	30,366	477,961
Dean Foods Co	16,054	272,918
Dermira Inc *	1,281	37,328
Diplomat Pharmacy Inc *	8,843	130,876
Dynavax Technologies Corp *	8,395	81,012
Editas Medicine Inc *	1,815	30,456
Emerald Expositions Events Inc	2,852	62,459
Emergent BioSolutions Inc *	3,247	110,106
Enanta Pharmaceuticals Inc *	2,833	101,931
Ennis Inc	4,672	89,235
Enzo Biochem Inc *	505	5,575
Epizyme Inc *	2,074	31,317
EVERTEC Inc	2,178	37,679
Exactech Inc *	1,952	58,170
Farmer Brothers Co *	1,618	48,945
Fate Therapeutics Inc *	5,295	17,156
Five Prime Therapeutics Inc *	5,013	150,941
FONAR Corp *	128	3,552
Franklin Covey Co *	400	7,720
Fresh Del Monte Produce Inc	6,115	311,315
FTI Consulting Inc *	7,692	268,912
Genocea Biosciences Inc *	739	3,858
Great Lakes Dredge & Dock Corp *	9,555	41,087
Haemonetics Corp *	1,849	73,017
Halyard Health Inc *	8,641	339,418
Heidrick & Struggles International Inc	3,316	72,123
Helen of Troy Ltd *	2,748	258,587
Heron Therapeutics Inc *	1,208	16,731
Hertz Global Holdings Inc *	10,239	117,748
HMS Holdings Corp *	2,021	37,389
Horizon Pharma PLC *	30,113	357,441
Hostess Brands Inc *	13,993	225,287

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-71

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Huron Consulting Group Inc *	4,130	$178,416
ICF International Inc *	3,376	159,010
ICU Medical Inc *	812	140,070
Idera Pharmaceuticals Inc *	803	1,381
Immune Design Corp *	2,713	26,452
Immunomedics Inc *	11,597	102,402
Impax Laboratories Inc *	13,577	218,590
Information Services Group Inc *	2,975	12,227
Ingles Markets Inc ‘A’	2,491	82,950
Insmed Inc *	1,570	26,941
Integer Holdings Corp *	5,736	248,082
Intellia Therapeutics Inc *	2,637	42,192
Inter Parfums Inc	1,721	63,075
Intra-Cellular Therapies Inc *	6,263	77,786
Invacare Corp	5,840	77,088
Iovance Biotherapeutics Inc *	8,973	65,952
K12 Inc *	6,250	112,000
Karyopharm Therapeutics Inc *	4,824	43,657
Kelly Services Inc ‘A’	5,397	121,163
Kindred Biosciences Inc *	3,352	28,827
Kindred Healthcare Inc	15,549	181,146
Korn/Ferry International	9,434	325,756
Lannett Co Inc *	5,308	108,283
Lantheus Holdings Inc *	356	6,283
Laureate Education Inc ‘A’ *	6,550	114,821
LHC Group Inc *	182	12,356
Liberty Tax Inc	1,267	16,408
Limoneira Co	1,494	35,303
LivaNova PLC *	8,962	548,564
LSC Communications Inc	6,277	134,328
Luminex Corp	4,240	89,549
MacroGenics Inc *	4,370	76,519
Magellan Health Inc *	1,225	89,302
McGrath RentCorp	4,058	140,529
MediciNova Inc *	740	3,892
Medpace Holdings Inc *	1,358	39,382
Meridian Bioscience Inc	1,166	18,365
Merrimack Pharmaceuticals Inc	8,515	10,559
MGP Ingredients Inc	301	15,402
Minerva Neurosciences Inc *	686	6,071
Momenta Pharmaceuticals Inc *	10,206	172,481
MoneyGram International Inc *	4,844	83,559
MyoKardia Inc *	290	3,799
Myriad Genetics Inc *	11,874	306,824
NanoString Technologies Inc *	1,988	32,882
NantKwest Inc *	5,605	42,542
National HealthCare Corp	2,043	143,296
National Research Corp ‘A’	236	6,348
Natural Grocers by Vitamin Cottage Inc *	1,632	13,497
Nature’s Sunshine Products Inc	1,917	25,400
Navigant Consulting Inc *	8,676	171,438
Neff Corp ‘A’ *	157	2,983
Neos Therapeutics Inc *	111	810
Novavax Inc *	32,372	37,228
Novelion Therapeutics Inc * (Canada)	2,647	24,432
Nutraceutical International Corp	1,499	62,433
Nymox Pharmaceutical Corp * (Canada)	3,061	13,468
Obalon Therapeutics Inc *	581	5,758
Omega Protein Corp	4,142	74,142
OraSure Technologies Inc *	583	10,063
Orthofix International NV *	2,562	119,082
Otonomy Inc *	5,179	97,624
Owens & Minor Inc	11,348	365,292
PDL BioPharma Inc	30,533	75,417
Pendrell Corp *	1,861	13,455
PharMerica Corp *	5,529	145,136
Phibro Animal Health Corp ‘A’	251	9,300
Portola Pharmaceuticals Inc *	753	42,296
Protagonist Therapeutics Inc *	962	10,880
Prothena Corp PLC * (Ireland)	1,586	85,834

	Shares	Value
PTC Therapeutics Inc *	1,200	$21,996
Quad/Graphics Inc	2,765	63,374
Quotient Ltd *	1,797	13,226
Recro Pharma Inc *	2,259	15,881
REGENXBIO Inc *	3,652	72,127
Rent-A-Center Inc	8,117	95,131
Resources Connection Inc	5,526	75,706
Retrophin Inc *	7,029	136,292
Revlon Inc ‘A’ *	1,481	35,100
Rockwell Medical Inc *	797	6,320
RPX Corp *	8,585	119,761
RR Donnelley & Sons Co	8,773	110,013
RTI Surgical Inc *	2,354	13,771
Sanderson Farms Inc	3,730	431,374
Sarepta Therapeutics Inc *	2,276	76,724
SciClone Pharmaceuticals Inc *	6,327	69,597
SEACOR Marine Holdings Inc *	3,429	69,814
Seneca Foods Corp ‘A’ *	1,180	36,639
ServiceSource International Inc *	4,454	17,282
Sientra Inc *	2,551	24,796
Smart & Final Stores Inc *	4,096	37,274
Snyder’s-Lance Inc	15,896	550,320
SP Plus Corp *	2,213	67,607
SpartanNash Co	6,921	179,669
Spectrum Pharmaceuticals Inc *	14,312	106,624
Stemline Therapeutics Inc *	3,302	30,378
Sucampo Pharmaceuticals Inc ‘A’ *	818	8,589
SUPERVALU Inc *	49,658	163,375
Syndax Pharmaceuticals Inc *	116	1,621
Team Inc *	2,953	69,248
Tejon Ranch Co *	2,786	57,503
Tetraphase Pharmaceuticals Inc *	6,591	46,994
Textainer Group Holdings Ltd	5,008	72,616
The Andersons Inc	4,982	170,135
The Chefs’ Warehouse Inc *	318	4,134
The Ensign Group Inc	3,653	79,526
The Medicines Co *	1,088	41,355
The Providence Service Corp *	371	18,776
Tivity Health Inc *	2,238	89,184
Tootsie Roll Industries Inc	978	34,083
Travelport Worldwide Ltd	18,587	255,757
Trevena Inc *	9,513	21,880
Triple-S Management Corp ‘B’ *	3,413	57,714
TrueBlue Inc *	7,302	193,503
United Natural Foods Inc *	9,400	344,980
Universal Corp	4,565	295,355
Utah Medical Products Inc	92	6,661
Vector Group Ltd	9,574	204,118
Vectrus Inc *	1,641	53,037
Viad Corp	1,557	73,568
Village Super Market Inc ‘A’	1,410	36,547
Voyager Therapeutics Inc *	2,711	24,291
Weight Watchers International Inc *	373	12,466
Weis Markets Inc	1,676	81,655
Zogenix Inc *	1,140	16,530

		20,000,162

Diversified - 0.0%

HRG Group Inc *	1,146	20,296
Wins Finance Holdings Inc *	238	49,980

		70,276

Energy - 6.0%

Abraxas Petroleum Corp *	1,958	3,172
Adams Resources & Energy Inc	340	13,967
Alon USA Energy Inc	6,035	80,386
Approach Resources Inc *	7,680	25,882
Arch Coal Inc ‘A’	4,055	276,956
Archrock Inc	12,811	146,045
Atwood Oceanics Inc *	14,219	115,885

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-72

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Basic Energy Services Inc *	3,182	$79,232
Bill Barrett Corp *	14,090	43,256
Bonanza Creek Energy Inc *	3,454	109,526
Bristow Group Inc	6,069	46,428
C&J Energy Services Inc *	8,536	292,529
California Resources Corp *	7,961	68,067
Callon Petroleum Co *	37,349	396,273
CARBO Ceramics Inc *	3,812	26,112
Clean Energy Fuels Corp *	25,109	63,777
Cloud Peak Energy Inc *	13,757	48,562
Contango Oil & Gas Co *	3,922	26,042
CVR Energy Inc	2,980	64,845
Delek US Energy Inc	11,399	301,390
Denbury Resources Inc *	73,637	112,665
Diamond Offshore Drilling Inc *	11,955	129,473
Dril-Quip Inc *	6,987	340,966
Earthstone Energy Inc ‘A’ *	1,764	17,658
Eclipse Resources Corp *	15,893	45,454
Energy XXI Gulf Coast Inc *	4,615	85,701
Ensco PLC ‘A’	56,352	290,776
EP Energy Corp ‘A’ *	7,020	25,693
Era Group Inc *	3,545	33,536
Exterran Corp *	5,703	152,270
Flotek Industries Inc *	9,198	82,230
Forum Energy Technologies Inc *	12,670	197,652
Frank’s International NV	9,267	76,823
FutureFuel Corp	4,586	69,203
Gastar Exploration Inc *	18,289	16,936
Geospace Technologies Corp *	2,258	31,228
Green Plains Inc	7,047	144,816
Gulf Island Fabrication Inc	2,332	27,051
Halcon Resources Corp *	11,350	51,529
Hallador Energy Co	2,683	20,847
Helix Energy Solutions Group Inc *	25,887	146,003
Independence Contract Drilling Inc *	5,205	20,247
Jones Energy Inc ‘A’ *	8,009	12,814
Keane Group Inc *	357	5,712
Key Energy Services Inc *	1,830	35,209
Mammoth Energy Services Inc *	1,428	26,561
Matrix Service Co *	4,726	44,188
McDermott International Inc *	52,282	374,862
Midstates Petroleum Co Inc *	2,141	27,126
MRC Global Inc *	16,444	271,655
Natural Gas Services Group Inc *	2,176	54,074
Newpark Resources Inc *	15,907	116,916
Noble Corp PLC	45,154	163,457
NOW Inc *	19,795	318,304
Oasis Petroleum Inc *	43,604	351,012
Oil States International Inc *	9,441	256,323
Pacific Ethanol Inc *	7,619	47,619
Panhandle Oil & Gas Inc ‘A’	1,240	28,644
Par Pacific Holdings Inc *	3,622	65,341
Parker Drilling Co *	24,776	33,448
Pattern Energy Group Inc	10,577	252,156
PDC Energy Inc *	12,193	525,640
Peabody Energy Corp *	8,946	218,730
Penn Virginia Corp *	297	10,915
PHI Inc *	2,007	19,588
Pioneer Energy Services Corp *	12,983	26,615
ProPetro Holding Corp *	1,545	21,568
Ramaco Resources Inc *	550	3,327
Renewable Energy Group Inc *	6,997	90,611
Resolute Energy Corp *	3,775	112,382
REX American Resources Corp *	1,081	104,381
Ring Energy Inc *	485	6,305
Rosehill Resources Inc *	427	3,561
Rowan Cos PLC ‘A’ *	21,622	221,409
SandRidge Energy Inc *	6,322	108,802
SEACOR Holdings Inc *	2,844	97,549
Seadrill Ltd (NYSE) * (United Kingdom)	666	240

	Shares	Value
SemGroup Corp ‘A’	12,431	$335,637
SilverBow Resources Inc *	1,040	27,206
SRC Energy Inc *	32,996	222,063
Stone Energy Corp *	3,586	65,911
SunCoke Energy Inc *	11,758	128,162
Sunrun Inc *	15,892	113,151
Superior Energy Services Inc *	28,032	292,374
TerraForm Global Inc ‘A’ *	17,132	86,517
TerraForm Power Inc ‘A’ *	14,962	179,544
Tesco Corp *	7,997	35,587
TETRA Technologies Inc *	21,267	59,335
Thermon Group Holdings Inc *	5,946	113,985
Trecora Resources *	3,629	40,826
Ultra Petroleum Corp *	32,812	356,010
Unit Corp *	9,533	178,553
Vivint Solar Inc *	4,371	25,570
W&T Offshore Inc *	16,457	32,256
Warrior Met Coal Inc	3,073	52,640
Westmoreland Coal Co *	2,505	12,199
WildHorse Resource Development Corp *	3,702	45,794
Willbros Group Inc *	7,447	18,394

		10,825,847

Financial - 41.0%

1st Source Corp	2,945	141,183
Acadia Realty Trust REIT	15,473	430,149
Access National Corp	2,602	69,005
ACNB Corp	1,019	31,080
AG Mortgage Investment Trust Inc REIT	5,142	94,099
Agree Realty Corp REIT	4,456	204,397
Aircastle Ltd	8,909	193,771
Alexander & Baldwin Inc	8,591	355,496
Alexander’s Inc REIT	38	16,015
Allegiance Bancshares Inc *	624	23,899
Altisource Residential Corp REIT	9,346	120,937
Ambac Financial Group Inc *	6,786	117,737
American Assets Trust Inc REIT	4,869	191,790
American Equity Investment Life Holding Co	15,057	395,698
American National Bankshares Inc	1,486	54,908
Ameris Bancorp	1,598	77,024
AMERISAFE Inc	3,192	181,784
Ames National Corp	1,579	48,317
AmTrust Financial Services Inc	15,996	242,179
Anworth Mortgage Asset Corp REIT	17,548	105,463
Apollo Commercial Real Estate Finance Inc REIT	17,350	321,842
Ares Commercial Real Estate Corp REIT	5,559	72,767
Argo Group International Holdings Ltd	5,433	329,240
Arlington Asset Investment Corp ‘A’	2,779	37,989
Armada Hoffler Properties Inc REIT	1,452	18,803
ARMOUR Residential REIT Inc	7,029	175,725
Arrow Financial Corp	2,156	68,237
ASB Bancorp Inc *	494	21,711
Ashford Hospitality Prime Inc REIT	4,214	43,362
Ashford Hospitality Trust Inc REIT	14,998	91,188
Associated Capital Group Inc ‘A’	852	28,968
Astoria Financial Corp	17,258	347,749
Atlantic Capital Bancshares Inc *	3,133	59,527
Atlas Financial Holdings Inc *	1,077	16,047
Baldwin & Lyons Inc ‘B’	2,070	50,715
Banc of California Inc	8,187	176,020
BancFirst Corp	1,531	147,895
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	5,801	158,831
BancorpSouth Inc	15,893	484,736
Bank Mutual Corp	7,938	72,633
Bank of Commerce Holdings	2,692	29,747
Bank of Marin Bancorp	1,043	64,197
BankFinancial Corp	2,762	41,209
Bankwell Financial Group Inc	857	26,764

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-73

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Banner Corp	6,076	$343,355
Bar Harbor Bankshares	2,797	86,204
BCB Bancorp Inc	1,855	28,382
Bear State Financial Inc	3,241	30,660
Beneficial Bancorp Inc	12,742	191,130
Berkshire Hills Bancorp Inc	6,606	232,201
Blue Capital Reinsurance Holdings Ltd (Bermuda)	1,544	28,255
Blue Hills Bancorp Inc	2,293	41,045
Bluerock Residential Growth REIT Inc	4,889	63,019
BofI Holding Inc *	6,464	153,326
Boston Private Financial Holdings Inc	15,480	237,618
Bridge Bancorp Inc	3,517	117,116
Brookline Bancorp Inc	14,050	205,130
Bryn Mawr Bank Corp	3,091	131,367
BSB Bancorp Inc *	1,223	35,773
C&F Financial Corp	563	26,405
Cadence BanCorp *	1,597	34,942
California First National Bancorp	356	6,711
Camden National Corp	2,767	118,732
Canadian Imperial Bank of Commerce (NYSE) (Canada) l	-	27
Capital Bank Financial Corp ‘A’	5,359	204,178
Capital City Bank Group Inc	1,822	37,205
Capitol Federal Financial Inc	23,929	340,031
Capstar Financial Holdings Inc *	1,100	19,514
Capstead Mortgage Corp REIT	17,194	179,333
Care Capital Properties Inc REIT	8,343	222,758
CareTrust REIT Inc	1,199	22,229
Carolina Financial Corp	781	25,242
CatchMark Timber Trust Inc ‘A’ REIT	7,632	86,776
Cathay General Bancorp	13,898	527,429
CBL & Associates Properties Inc REIT	31,051	261,760
Cedar Realty Trust Inc REIT	15,327	74,336
CenterState Banks Inc	9,894	245,965
Central Pacific Financial Corp	5,084	159,993
Central Valley Community Bancorp	1,766	39,135
Century Bancorp Inc ‘A’	505	32,118
Charter Financial Corp	1,807	32,526
Chatham Lodging Trust REIT	6,651	133,619
Chemical Financial Corp	13,084	633,396
Chemung Financial Corp	528	21,585
Cherry Hill Mortgage Investment Corp REIT	2,622	48,428
Chesapeake Lodging Trust REIT	10,897	266,650
Citizens & Northern Corp	2,325	54,080
Citizens Inc *	8,781	64,804
City Holding Co	2,807	184,897
City Office REIT Inc	5,128	65,126
Civista Bancshares Inc	1,748	36,498
Clifton Bancorp Inc	4,053	66,996
Clipper Realty Inc REIT	2,748	33,910
CNB Financial Corp	2,683	64,312
CNO Financial Group Inc	31,460	656,885
CoBiz Financial Inc	6,018	104,713
Codorus Valley Bancorp Inc	1,406	39,930
Colony Starwood Homes REIT	18,813	645,474
Columbia Banking System Inc	10,742	428,069
Commerce Union Bancshares Inc	1,224	29,217
Community Bank System Inc	9,086	506,726
Community Bankers Trust Corp *	3,750	30,938
Community Healthcare Trust Inc REIT	2,253	57,654
Community Trust Bancorp Inc	2,860	125,125
ConnectOne Bancorp Inc	4,047	91,260
Consolidated-Tomoka Land Co	103	5,866
CorEnergy Infrastructure Trust Inc REIT	2,436	81,825
County Bancorp Inc	813	19,512
Cousins Properties Inc REIT	77,756	683,475
Cowen Inc *	4,987	81,039
CU Bancorp *	2,655	95,978
Customers Bancorp Inc *	5,253	148,555

	Shares	Value
CVB Financial Corp	19,098	$428,368
CYS Investments Inc REIT	28,832	242,477
DiamondRock Hospitality Co REIT	37,485	410,461
Dime Community Bancshares Inc	6,024	118,070
DNB Financial Corp	532	18,248
Donegal Group Inc ‘A’	1,971	31,339
Dynex Capital Inc REIT	9,704	68,898
Eagle Bancorp Inc *	1,137	71,972
Easterly Government Properties Inc REIT	7,248	151,846
Education Realty Trust Inc REIT	13,725	531,844
eHealth Inc *	290	5,452
Elevate Credit Inc *	2,490	19,721
Ellington Residential Mortgage REIT	2,101	30,801
EMC Insurance Group Inc	1,799	49,976
Employers Holdings Inc	5,951	251,727
Encore Capital Group Inc *	4,233	169,955
Enova International Inc *	4,236	62,905
Enstar Group Ltd * (Bermuda)	2,108	418,754
Entegra Financial Corp *	1,178	26,800
Enterprise Bancorp Inc	1,719	61,093
Enterprise Financial Services Corp	4,113	167,810
Equity Bancshares Inc ‘A’ *	1,294	39,648
ESSA Bancorp Inc	1,793	26,393
Evans Bancorp Inc	835	33,358
Farmers & Merchants Bancorp Inc	738	45,756
Farmers Capital Bank Corp	1,286	49,575
Farmers National Banc Corp	4,569	66,251
Farmland Partners Inc REIT	6,817	60,944
FB Financial Corp *	627	22,691
FBL Financial Group Inc ‘A’	1,913	117,649
FCB Financial Holdings Inc ‘A’ *	6,517	311,187
Federal Agricultural Mortgage Corp ‘C’	1,635	105,784
Federated National Holding Co	2,279	36,464
FelCor Lodging Trust Inc REIT	24,190	174,410
Fidelity & Guaranty Life	2,344	72,781
Fidelity Southern Corp	4,022	91,943
Fifth Street Asset Management Inc	1,076	5,219
Financial Institutions Inc	2,598	77,420
First Bancorp	4,469	139,701
First BanCorp *	31,391	181,754
First Bancorp Inc	1,810	48,979
First Busey Corp	6,005	176,067
First Business Financial Services Inc	1,477	34,089
First Citizens BancShares Inc ‘A’	1,364	508,363
First Commonwealth Financial Corp	17,886	226,794
First Community Bancshares Inc	3,049	83,390
First Community Financial Partners Inc *	2,385	30,767
First Connecticut Bancorp Inc	1,854	47,555
First Defiance Financial Corp	1,856	97,774
First Financial Bancorp	11,372	315,004
First Financial Bankshares Inc	4,097	181,087
First Financial Corp	1,943	91,904
First Financial Northwest Inc	1,384	22,324
First Foundation Inc *	3,297	54,170
First Guaranty Bancshares Inc	679	18,496
First Industrial Realty Trust Inc REIT	16,863	482,619
First Internet Bancorp	1,102	30,911
First Interstate BancSystem Inc ‘A’	4,753	176,812
First Merchants Corp	7,519	301,813
First Mid-Illinois Bancshares Inc	1,887	64,611
First Midwest Bancorp Inc	18,833	438,997
First Northwest Bancorp *	2,011	31,713
First Potomac Realty Trust REIT	10,880	120,877
Flagstar Bancorp Inc *	3,851	118,688
Flushing Financial Corp	5,173	145,827
FNB Bancorp	914	25,098
FNFV Group *	11,961	188,984
Forestar Group Inc *	5,809	99,624
Four Corners Property Trust Inc REIT	3,620	90,898
Franklin Financial Network Inc *	1,621	66,866

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-74

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Franklin Street Properties Corp REIT	19,993	$221,522
FRP Holdings Inc *	1,121	51,734
Fulton Financial Corp	31,616	600,704
GAIN Capital Holdings Inc	6,904	43,012
GAMCO Investors Inc ‘A’	757	22,407
Genworth Financial Inc ‘A’ *	86,701	326,863
German American Bancorp Inc	3,848	131,178
Getty Realty Corp REIT	5,335	133,908
Glacier Bancorp Inc	11,901	435,696
Gladstone Commercial Corp REIT	4,976	108,427
Global Indemnity Ltd * (Cayman)	1,527	59,202
Global Medical REIT Inc	2,953	26,400
Global Net Lease Inc REIT	12,682	282,048
Government Properties Income Trust REIT	8,464	154,976
Gramercy Property Trust REIT	23,989	712,713
Great Ajax Corp REIT	3,501	48,944
Great Southern Bancorp Inc	1,947	104,164
Great Western Bancorp Inc	10,929	446,012
Green Bancorp Inc *	3,124	60,606
Greene County Bancorp Inc	134	3,645
Greenhill & Co Inc	5,294	106,409
Greenlight Capital Re Ltd ‘A’ *	5,759	120,363
Griffin Industrial Realty Inc	167	5,239
Guaranty Bancorp	3,463	94,194
Hallmark Financial Services Inc *	2,590	29,189
Hamilton Lane Inc ‘A’	982	21,594
Hancock Holding Co	15,530	760,970
Hanmi Financial Corp	5,845	166,290
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	9,100	208,117
HarborOne Bancorp Inc *	1,229	24,531
HCI Group Inc	689	32,369
Healthcare Realty Trust Inc REIT	21,458	732,791
Heartland Financial USA Inc	4,500	211,950
Heritage Commerce Corp	6,087	83,879
Heritage Financial Corp	5,328	141,192
Heritage Insurance Holdings Inc	4,525	58,916
Hersha Hospitality Trust REIT	7,577	140,250
Hilltop Holdings Inc	13,856	363,166
Hingham Institution for Savings	122	22,195
Home Bancorp Inc	1,058	44,986
Home BancShares Inc	1,455	36,230
HomeStreet Inc *	5,402	149,500
HomeTrust Bancshares Inc *	3,059	74,640
Hope Bancorp Inc	23,978	447,190
Horace Mann Educators Corp	7,735	292,383
Horizon Bancorp	3,911	103,055
Howard Bancorp Inc *	1,253	24,120
IBERIABANK Corp	9,336	760,884
Impac Mortgage Holdings Inc *	1,852	28,021
Independence Holding Co	1,384	28,303
Independence Realty Trust Inc REIT	10,821	106,803
Independent Bank Corp MA	4,912	327,385
Independent Bank Corp MI	3,687	80,192
Independent Bank Group Inc	3,259	193,910
Infinity Property & Casualty Corp	1,781	167,414
InfraREIT Inc *	8,238	157,758
International Bancshares Corp	10,070	352,953
INTL. FCStone Inc *	2,795	105,539
Invesco Mortgage Capital Inc REIT	21,163	353,634
Investar Holding Corp	1,010	23,129
Investment Technology Group Inc	5,142	109,216
Investors Bancorp Inc	48,058	642,055
Investors Real Estate Trust REIT	23,819	147,916
Investors Title Co	69	13,347
iStar Inc REIT *	13,304	160,180
James River Group Holdings Ltd	3,530	140,247
Jernigan Capital Inc REIT	1,906	41,932
KCG Holdings Inc ‘A’ *	8,313	165,761
Kearny Financial Corp	15,598	231,630

	Shares	Value
Kemper Corp	7,301	$281,819
Kennedy-Wilson Holdings Inc	7,558	143,980
Kingstone Cos Inc	1,805	27,617
Kite Realty Group Trust REIT	14,548	275,394
KKR Real Estate Finance Trust Inc	2,059	44,269
Ladder Capital Corp REIT	13,577	182,068
Ladenburg Thalmann Financial Services Inc *	18,047	44,035
Lakeland Bancorp Inc	8,225	155,041
Lakeland Financial Corp	3,716	170,490
LaSalle Hotel Properties REIT	21,181	631,194
LCNB Corp	1,663	33,260
LegacyTexas Financial Group Inc	5,101	194,501
LendingClub Corp *	5,147	28,360
Lexington Realty Trust REIT	40,644	402,782
LTC Properties Inc REIT	4,470	229,713
Macatawa Bank Corp	4,590	43,789
Mack-Cali Realty Corp REIT	16,863	457,662
Maiden Holdings Ltd	10,128	112,421
MainSource Financial Group Inc	4,532	151,867
Malvern Bancorp Inc *	1,156	27,686
Marlin Business Services Corp	1,066	26,810
MB Financial Inc	13,645	600,926
MBIA Inc *	23,596	222,510
MBT Financial Corp	3,092	29,992
MedEquities Realty Trust Inc REIT	4,579	57,787
Medley Management Inc ‘A’	735	4,778
Mercantile Bank Corp	2,889	90,946
Meridian Bancorp Inc	7,370	124,553
Meta Financial Group Inc	1,500	133,500
MGIC Investment Corp *	68,517	767,390
Middlefield Banc Corp	481	24,242
Midland States Bancorp Inc	2,635	88,325
MidSouth Bancorp Inc	1,520	17,860
MidWestOne Financial Group Inc	2,056	69,678
Monmouth Real Estate Investment Corp REIT	11,163	168,003
Monogram Residential Trust Inc REIT	31,014	301,146
MTGE Investment Corp REIT	8,410	158,108
MutualFirst Financial Inc	1,159	41,376
National Bank Holdings Corp ‘A’	2,967	98,237
National Bankshares Inc	1,175	47,940
National Commerce Corp *	1,047	41,409
National General Holdings Corp	3,688	77,817
National Health Investors Inc REIT	4,104	325,037
National Storage Affiliates Trust REIT	7,682	177,531
National Western Life Group Inc ‘A’	424	135,519
Nationstar Mortgage Holdings Inc *	5,458	97,644
NBT Bancorp Inc	7,878	291,092
Nelnet Inc ‘A’	3,735	175,582
New Senior Investment Group Inc REIT	14,040	141,102
New York Mortgage Trust Inc REIT	19,686	122,447
NewStar Financial Inc	4,709	49,445
NexPoint Residential Trust Inc REIT	3,169	78,876
NI Holdings Inc *	2,022	36,153
Nicolet Bankshares Inc *	1,642	89,834
NMI Holdings Inc ‘A’ *	8,951	102,489
Northfield Bancorp Inc	7,245	124,252
Northrim BanCorp Inc	1,182	35,933
NorthStar Realty Europe Corp REIT	10,453	132,544
Northwest Bancshares Inc	17,785	277,624
Norwood Financial Corp	703	29,702
OceanFirst Financial Corp	5,866	159,086
Oconee Federal Financial Corp	173	4,808
Ocwen Financial Corp *	18,020	48,474
OFG Bancorp	7,779	77,790
Ohio Valley Banc Corp	719	25,920
Old Line Bancshares Inc	1,462	41,199
Old National Bancorp	24,891	429,370
Old Point Financial Corp	604	19,860

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-75

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Old Second Bancorp Inc	5,233	$60,441
On Deck Capital Inc *	8,851	41,246
One Liberty Properties Inc REIT	3,012	70,571
OneBeacon Insurance Group Ltd ‘A’	4,070	74,196
Oppenheimer Holdings Inc ‘A’	1,831	30,028
Opus Bank	1,319	31,920
Orchid Island Capital Inc REIT	4,663	45,977
Oritani Financial Corp	7,714	131,524
Orrstown Financial Services Inc	1,232	28,151
Owens Realty Mortgage Inc REIT	1,739	29,493
Pacific Continental Corp	1,938	49,516
Pacific Mercantile Bancorp *	2,649	23,311
Pacific Premier Bancorp Inc *	4,735	174,721
Paragon Commercial Corp *	677	35,522
Park National Corp	2,496	258,885
Park Sterling Corp	6,038	71,731
Parke Bancorp Inc	987	22,109
Parkway Inc REIT	7,693	176,093
PCSB Financial Corp *	3,372	57,526
Peapack Gladstone Financial Corp	3,040	95,122
Pebblebrook Hotel Trust REIT	12,943	417,282
Penns Woods Bancorp Inc	937	38,586
Pennsylvania REIT	13,162	148,994
PennyMac Financial Services Inc ‘A’ *	727	12,141
PennyMac Mortgage Investment Trust REIT	11,728	214,505
People’s Utah Bancorp	2,122	56,870
Peoples Bancorp Inc	2,928	94,077
Peoples Bancorp of North Carolina Inc	736	23,258
Peoples Financial Services Corp	1,287	56,281
PHH Corp *	9,586	131,999
Physicians Realty Trust REIT	13,329	268,446
Piper Jaffray Cos	2,545	152,573
PJT Partners Inc ‘A’	3,395	136,547
PRA Group Inc *	3,456	130,982
Preferred Apartment Communities Inc ‘A’ REIT	6,021	94,831
Premier Financial Bancorp Inc	1,595	32,873
Provident Bancorp Inc *	685	15,413
Provident Financial Holdings Inc	1,150	22,138
Provident Financial Services Inc	11,539	292,860
Prudential Bancorp Inc	1,433	26,023
Pzena Investment Management Inc ‘A’	446	4,531
QCR Holdings Inc	2,224	105,418
Quality Care Properties Inc REIT *	17,485	320,150
R1 RCM Inc *	2,065	7,744
Radian Group Inc	40,153	656,502
RAIT Financial Trust REIT	15,715	34,416
Ramco-Gershenson Properties Trust REIT	13,883	179,091
RE/MAX Holdings Inc ‘A’	3,283	184,012
Redwood Trust Inc REIT	14,579	248,426
Regional Management Corp *	1,759	41,565
Renasant Corp	7,961	348,214
Republic Bancorp Inc ‘A’	1,704	60,833
Republic First Bancorp Inc *	6,911	63,927
Resource Capital Corp REIT	5,658	57,542
Retail Opportunity Investments Corp REIT	18,279	350,774
Rexford Industrial Realty Inc REIT	7,351	201,711
Riverview Bancorp Inc	3,438	22,828
RLI Corp	1,281	69,968
RLJ Lodging Trust REIT	23,000	457,010
S&T Bancorp Inc	6,329	226,958
Sabra Health Care REIT Inc	10,248	246,977
Safeguard Scientifics Inc *	3,652	43,459
Safety Insurance Group Inc	2,501	170,818
Sandy Spring Bancorp Inc	4,357	177,156
Saul Centers Inc REIT	317	18,380
Seacoast Banking Corp of Florida *	7,375	177,737
Select Income REIT	11,983	287,951
Selective Insurance Group Inc	10,656	533,333
Seritage Growth Properties ‘A’ REIT	4,732	198,507

	Shares	Value
Shore Bancshares Inc	2,185	$35,943
SI Financial Group Inc	1,944	31,298
Sierra Bancorp	2,232	54,796
Simmons First National Corp ‘A’	5,586	295,499
SmartFinancial Inc *	1,276	30,471
South State Corp	5,324	456,267
Southern First Bancshares Inc *	1,177	43,608
Southern Missouri Bancorp Inc	999	32,228
Southern National Bancorp of Virginia Inc	3,405	59,928
Southside Bancshares Inc	5,151	179,969
Southwest Bancorp Inc	3,290	84,060
STAG Industrial Inc REIT	16,725	461,610
State Auto Financial Corp	3,043	78,296
State Bank Financial Corp	6,929	187,914
State National Cos Inc	544	9,999
Sterling Bancorp	24,366	566,509
Stewart Information Services Corp	3,831	173,851
Stifel Financial Corp *	12,331	566,979
Stock Yards Bancorp Inc	4,010	155,989
Stonegate Bank	2,056	94,946
Stratus Properties Inc	1,099	32,311
Summit Financial Group Inc	1,978	43,516
Summit Hotel Properties Inc REIT	19,170	357,520
Sun Bancorp Inc	1,908	47,032
Sunshine Bancorp Inc *	1,161	24,741
Sunstone Hotel Investors Inc REIT	41,071	662,065
Sutherland Asset Management Corp REIT	3,685	54,722
Terreno Realty Corp REIT	6,776	228,080
Territorial Bancorp Inc	1,516	47,284
Texas Capital Bancshares Inc *	2,156	166,874
The Bancorp Inc *	9,349	70,865
The Bank of NT Butterfield & Son Ltd (Bermuda)	2,839	96,810
The Community Financial Corp	688	26,488
The First Bancshares Inc	1,524	42,062
The First of Long Island Corp	3,496	99,986
The GEO Group Inc REIT	17,764	525,281
The Navigators Group Inc	3,890	213,561
The St Joe Co *	9,042	169,537
Third Point Reinsurance Ltd * (Bermuda)	7,427	103,235
Tier REIT Inc	9,005	166,412
Timberland Bancorp Inc	1,133	28,631
Tiptree Inc	4,244	29,920
Tompkins Financial Corp	2,619	206,168
Towne Bank	10,399	320,289
Transcontinental Realty Investors Inc *	217	5,835
TriCo Bancshares	3,752	131,883
TriState Capital Holdings Inc *	2,970	74,844
Triumph Bancorp Inc *	2,700	66,285
TrustCo Bank Corp	17,449	135,230
Trustmark Corp	12,427	399,652
Two River Bancorp	1,242	23,089
UMB Financial Corp	8,339	624,258
UMH Properties Inc REIT	1,154	19,676
Umpqua Holdings Corp	41,034	753,384
Union Bankshares Corp	7,967	270,081
United Bankshares Inc	18,528	726,298
United Community Banks Inc	13,014	361,789
United Community Financial Corp	9,007	74,848
United Financial Bancorp Inc	9,523	158,939
United Fire Group Inc	3,715	163,683
United Insurance Holdings Corp	946	14,881
United Security Bancshares	2,238	20,702
Unity Bancorp Inc	1,308	22,498
Universal Insurance Holdings Inc	1,608	40,522
Univest Corp of Pennsylvania	4,800	143,760
Urstadt Biddle Properties Inc ‘A’ REIT	2,529	50,074
Valley National Bancorp	48,016	567,069
Veritex Holdings Inc *	1,781	46,894
Virtus Investment Partners Inc	1,086	120,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-76

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Waddell & Reed Financial Inc ‘A’	12,405	$234,206
Walker & Dunlop Inc *	751	36,671
Washington Federal Inc	16,480	547,136
Washington Prime Group Inc REIT	35,348	295,863
Washington REIT	9,323	297,404
Washington Trust Bancorp Inc	2,791	143,876
WashingtonFirst Bankshares Inc	1,754	60,566
Waterstone Financial Inc	4,340	81,809
WesBanco Inc	7,783	307,740
West Bancorporation Inc	2,325	54,986
Westamerica Bancorporation	4,728	264,957
Western Asset Mortgage Capital Corp REIT	7,622	78,507
Western New England Bancorp Inc	4,650	47,198
Whitestone REIT	7,480	91,630
Wintrust Financial Corp	10,212	780,605
WMIH Corp *	36,428	45,535
World Acceptance Corp *	1,111	83,225
WSFS Financial Corp	4,101	185,980
Xenia Hotels & Resorts Inc REIT	19,826	384,030
Xenith Bankshares Inc *	908	28,202

		74,097,561

Industrial - 11.0%

AAR Corp	5,873	204,145
Actuant Corp ‘A’	5,510	135,546
Aegion Corp *	6,202	135,700
Aerovironment Inc *	3,821	145,962
Alamo Group Inc	242	21,976
Albany International Corp ‘A’	1,129	60,289
American Railcar Industries Inc	1,412	54,080
Ampco-Pittsburgh Corp	1,486	21,919
AquaVenture Holdings Ltd *	2,079	31,663
ArcBest Corp	4,099	84,439
Ardmore Shipping Corp (Ireland)	2,796	22,787
Armstrong Flooring Inc *	4,299	77,253
Astec Industries Inc	1,952	108,356
Atlas Air Worldwide Holdings Inc *	4,271	222,733
AVX Corp	8,456	138,171
Babcock & Wilcox Enterprises Inc *	9,051	106,440
Barnes Group Inc	8,001	468,299
Bel Fuse Inc ‘B’	1,333	32,925
Belden Inc	7,769	586,016
Benchmark Electronics Inc *	9,208	297,418
Boise Cascade Co *	5,760	175,104
Brady Corp ‘A’	1,925	65,257
Briggs & Stratton Corp	7,741	186,558
Caesarstone Ltd * (Israel)	1,517	53,171
Casella Waste Systems Inc ‘A’ *	5,753	94,407
CECO Environmental Corp	5,281	48,480
Chart Industries Inc *	5,662	196,641
Chicago Bridge & Iron Co NV	18,659	368,142
CIRCOR International Inc	1,574	93,464
Columbus McKinnon Corp	3,470	88,207
Control4 Corp *	460	9,021
Core Molding Technologies Inc *	1,330	28,741
Costamare Inc (Monaco)	7,142	52,208
Covenant Transportation Group Inc ‘A’ *	2,155	37,777
Cree Inc *	17,992	443,503
CTS Corp	5,834	126,014
Cubic Corp	4,655	215,526
Curtiss-Wright Corp	2,063	189,342
CyberOptics Corp *	589	12,163
DHT Holdings Inc	15,350	63,702
Dorian LPG Ltd *	3,440	28,139
Ducommun Inc *	1,891	59,718
DXP Enterprises Inc *	658	22,701
Eagle Bulk Shipping Inc *	6,840	32,353
Echo Global Logistics Inc *	5,240	104,276
Electro Scientific Industries Inc *	5,606	46,193
EMCOR Group Inc	2,664	174,172

	Shares	Value
Encore Wire Corp	3,719	$158,801
ESCO Technologies Inc	4,672	278,685
Esterline Technologies Corp *	4,829	457,789
FARO Technologies Inc *	2,230	84,294
Federal Signal Corp	8,247	143,168
Fitbit Inc ‘A’ *	32,611	173,164
Franklin Electric Co Inc	480	19,872
FreightCar America Inc	2,203	38,310
Frontline Ltd (Norway)	14,750	84,517
GasLog Ltd (Monaco)	7,725	117,806
GATX Corp	7,257	466,407
Genco Shipping & Trading Ltd *	1,247	11,809
Gencor Industries Inc *	1,325	21,465
Gener8 Maritime Inc *	8,649	49,213
General Cable Corp	556	9,091
Gibraltar Industries Inc *	5,815	207,305
Global Brass & Copper Holdings Inc	425	12,984
Golar LNG Ltd (NOTC) (Bermuda)	17,596	391,511
GP Strategies Corp *	252	6,653
Graham Corp	1,754	34,484
Granite Construction Inc	1,642	79,210
Greif Inc ‘A’	682	38,042
Greif Inc ‘B’	134	8,094
Griffon Corp	845	18,548
Handy & Harman Ltd *	199	6,249
Hardinge Inc	2,028	25,188
Haynes International Inc	2,261	82,097
Heartland Express Inc	348	7,245
Heritage-Crystal Clean Inc *	1,128	17,935
Hill International Inc *	698	3,630
Hub Group Inc ‘A’ *	5,974	229,103
Hurco Cos Inc	1,128	39,198
Hyster-Yale Materials Handling Inc	305	21,426
IES Holdings Inc *	1,562	28,350
II-VI Inc *	7,919	271,622
Insteel Industries Inc	332	10,946
International Seaways Inc *	5,342	115,761
Kaman Corp	4,592	229,003
KBR Inc	23,696	360,653
Kimball Electronics Inc *	5,003	90,304
KLX Inc *	9,511	475,550
Knight Transportation Inc	848	31,418
Knowles Corp *	16,305	275,881
Kratos Defense & Security Solutions Inc *	8,090	96,028
Lawson Products Inc *	250	5,538
Layne Christensen Co *	3,237	28,453
LB Foster Co ‘A’	1,430	30,674
Louisiana-Pacific Corp *	1,791	43,181
LSB Industries Inc *	3,830	39,564
LSI Industries Inc	4,455	40,318
Marten Transport Ltd	4,117	112,806
Matson Inc	4,264	128,091
Milacron Holdings Corp *	1,028	18,083
Mistras Group Inc *	2,841	62,417
Moog Inc ‘A’ *	5,338	382,841
Mueller Water Products Inc ‘A’	11,177	130,547
MYR Group Inc *	1,618	50,190
National Presto Industries Inc	900	99,450
Navios Maritime Acquisition Corp	17,117	25,162
Navios Maritime Holdings Inc * (Monaco)	15,625	21,406
NL Industries Inc *	1,540	10,857
Nordic American Tankers Ltd	19,106	121,132
Northwest Pipe Co *	1,629	26,488
NV5 Global Inc *	346	14,705
NVE Corp	92	7,084
Olympic Steel Inc	1,673	32,590
Orion Group Holdings Inc *	2,572	19,213
Overseas Shipholding Group Inc ‘A’ *	7,020	18,673
Park Electrochemical Corp	3,513	64,709
Park-Ohio Holdings Corp	1,551	59,093

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-77

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Plexus Corp *	6,182	$324,988
Powell Industries Inc	1,575	50,384
Quanex Building Products Corp	5,769	122,014
Revolution Lighting Technologies Inc *	1,864	12,284
Rexnord Corp *	19,231	447,121
Roadrunner Transportation Systems Inc *	5,678	41,279
Safe Bulkers Inc * (Greece)	8,300	19,007
Saia Inc *	2,585	132,610
Sanmina Corp *	13,582	517,474
Schneider National Inc ‘B’	425	9,507
Scorpio Bulkers Inc *	10,690	75,899
Scorpio Tankers Inc (Monaco)	31,532	125,182
Ship Finance International Ltd (Norway)	11,638	158,277
Simpson Manufacturing Co Inc	6,490	283,678
Sparton Corp *	1,592	35,008
SPX FLOW Inc *	5,702	210,290
Standex International Corp	495	44,897
Sterling Construction Co Inc *	3,489	45,601
Stoneridge Inc *	4,963	76,480
SunPower Corp *	11,025	102,973
SYNNEX Corp	4,255	510,430
Tech Data Corp *	5,962	602,162
Teekay Corp (Bermuda)	10,077	67,214
Teekay Tankers Ltd ‘A’ (Bermuda)	24,263	45,614
Tennant Co	213	15,719
Tetra Tech Inc	700	32,025
The Eastern Co	974	29,269
The Gorman-Rupp Co	3,255	82,905
The Greenbrier Cos Inc	5,120	236,800
The Manitowoc Co Inc *	23,400	140,634
TimkenSteel Corp *	7,016	107,836
TopBuild Corp *	2,746	145,730
Tredegar Corp	4,574	69,753
TriMas Corp *	8,373	174,577
Trinseo SA	2,507	172,231
Triumph Group Inc	9,062	286,359
TTM Technologies Inc *	13,380	232,277
Tutor Perini Corp *	5,837	167,814
Twin Disc Inc *	1,456	23,500
UFP Technologies Inc *	1,106	31,300
Universal Forest Products Inc	422	36,845
Universal Logistics Holdings Inc	515	7,725
Vicor Corp *	283	5,066
Vishay Intertechnology Inc	24,846	412,444
Vishay Precision Group Inc *	1,863	32,230
VSE Corp	1,554	69,899
Watts Water Technologies Inc ‘A’	2,160	136,512
Werner Enterprises Inc	8,681	254,787
Willis Lease Finance Corp *	598	15,985
Worthington Industries Inc	714	35,857
YRC Worldwide Inc *	4,581	50,941
ZAGG Inc *	1,532	13,252

		19,973,816

Technology - 4.0%

Actua Corp *	5,645	79,312
Acxiom Corp *	7,209	187,290
Agilysys Inc *	2,567	25,978
Allscripts Healthcare Solutions Inc *	33,543	428,009
Alpha & Omega Semiconductor Ltd *	3,204	53,411
Ambarella Inc *	3,432	166,624
American Software Inc ‘A’	2,162	22,247
Amkor Technology Inc *	17,737	173,290
Avid Technology Inc *	2,327	12,240
AXT Inc *	6,788	43,104
Bazaarvoice Inc *	14,928	73,894
Bottomline Technologies de Inc *	989	25,407
CACI International Inc ‘A’ *	4,509	563,850
Cogint Inc *	3,978	20,089
Cohu Inc	4,040	63,590

	Shares	Value
Computer Programs & Systems Inc	1,062	$34,834
Convergys Corp	17,538	417,054
Cray Inc *	7,405	136,252
CSG Systems International Inc	1,210	49,102
Digi International Inc *	4,713	47,837
Digimarc Corp *	158	6,344
Diodes Inc *	5,199	124,932
DMC Global Inc	2,334	30,575
Donnelley Financial Solutions Inc *	575	13,202
DSP Group Inc *	3,821	44,324
Eastman Kodak Co *	584	5,314
EMCORE Corp	2,797	29,788
Engility Holdings Inc *	3,319	94,260
Evolent Health Inc ‘A’ *	5,505	139,552
Glu Mobile Inc *	19,008	47,520
GSI Technology Inc *	2,503	19,674
InnerWorkings Inc *	629	7,296
Insight Enterprises Inc *	3,986	159,400
IXYS Corp	4,391	72,232
Kopin Corp *	1,013	3,758
ManTech International Corp ‘A’	4,748	196,472
Maxwell Technologies Inc *	6,499	38,929
Mercury Systems Inc *	668	28,116
MicroStrategy Inc ‘A’ *	780	149,503
Monotype Imaging Holdings Inc	4,029	73,731
MTS Systems Corp	3,109	161,046
Nanometrics Inc *	853	21,572
NantHealth Inc *	3,268	13,824
NCI Inc ‘A’ *	918	19,370
NetScout Systems Inc *	16,391	563,850
NeuStar Inc ‘A’ *	533	17,776
Park City Group Inc *	89	1,081
PDF Solutions Inc *	349	5,741
pdvWireless Inc *	1,809	42,150
Photronics Inc *	12,280	115,432
Presidio Inc *	1,307	18,703
Progress Software Corp	1,495	46,180
QAD Inc ‘A’	605	19,390
Quality Systems Inc *	3,455	59,460
Quantum Corp *	4,077	31,841
Radisys Corp *	5,554	20,883
Rambus Inc *	15,096	172,547
Rosetta Stone Inc *	2,565	27,651
Rudolph Technologies Inc *	608	13,893
SecureWorks Corp ‘A’ *	1,480	13,749
Sigma Designs Inc *	6,275	36,709
Silver Spring Networks Inc *	5,925	66,834
Stratasys Ltd *	4,565	106,410
Super Micro Computer Inc *	5,661	139,544
Sykes Enterprises Inc *	6,695	224,483
Synchronoss Technologies Inc *	7,962	130,975
The ExOne Co *	181	2,072
The KeyW Holding Corp *	8,880	83,028
Unisys Corp *	3,076	39,373
Veeco Instruments Inc *	8,682	241,794
VeriFone Systems Inc *	19,046	344,733
Verint Systems Inc *	9,677	393,854
Virtusa Corp *	1,481	43,541
Xcerra Corp *	1,324	12,935

		7,160,760

Utilities - 6.2%

ALLETE Inc	9,460	678,093
Ameresco Inc ‘A’ *	3,344	25,749
American States Water Co	2,088	98,992
Artesian Resources Corp ‘A’	1,422	53,524
Atlantic Power Corp *	5,350	12,840
Avista Corp	11,920	506,123
Black Hills Corp	9,905	668,290
California Water Service Group	3,380	124,384

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-78

PACIFIC SELECT FUND

PD SMALL-CAP VALUE INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Chesapeake Utilities Corp	2,564	$192,172
Connecticut Water Service Inc	2,021	112,186
Consolidated Water Co Ltd (Cayman)	2,492	30,901
Delta Natural Gas Co Inc	1,242	37,844
Dynegy Inc *	20,900	172,843
El Paso Electric Co	7,475	386,458
EnerNOC Inc *	4,028	31,217
Genie Energy Ltd ‘B’	2,378	18,120
IDACORP Inc	9,313	794,865
MGE Energy Inc	3,255	209,459
Middlesex Water Co	428	16,949
New Jersey Resources Corp	14,660	582,002
Northwest Natural Gas Co	5,284	316,247
NorthWestern Corp	8,973	547,532
NRG Yield Inc ‘A’	6,755	115,240
NRG Yield Inc ‘C’	11,579	203,790
ONE Gas Inc	9,628	672,131
Ormat Technologies Inc	3,755	220,343
Otter Tail Corp	7,238	286,625
PNM Resources Inc	14,769	564,914
Portland General Electric Co	16,554	756,352
RGC Resources Inc	648	18,358
SJW Group	2,948	144,983
South Jersey Industries Inc	14,771	504,725
Southwest Gas Holdings Inc	7,883	575,932
Spark Energy Inc ‘A’	320	6,016
Spire Inc	8,780	612,405
The York Water Co	242	8,434
Unitil Corp	2,520	121,741
WGL Holdings Inc	9,468	789,915

		11,218,694

Total Common Stocks (Cost $158,341,464)		176,678,434

EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Value	22,155	2,633,565

Total Exchange-Traded Fund (Cost $2,603,979)		2,633,565

	Principal Amount	Value
SHORT-TERM INVESTMENT - 0.8%

Repurchase Agreement - 0.8%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $1,382,092; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $1,411,675)	$1,382,078	$1,382,078

Total Short-Term Investment (Cost $1,382,078)		1,382,078

TOTAL INVESTMENTS - 100.0% (Cost $162,327,521)		180,694,077

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(10,612)

NET ASSETS - 100.0%		$180,683,465

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	41.0%
Consumer, Non-Cyclical	11.1%
Industrial	11.0%
Consumer, Cyclical	10.3%
Utilities	6.2%
Energy	6.0%
Communications	4.6%
Technology	4.0%
Basic Materials	3.6%
Others (each less than 3.0%)	2.2%

	100.0%
Other Assets & Liabilities, Net	(0.0%	)

	100.0%

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	20	$8,907

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$6,452,466	$6,452,466	$-	$-
	Communications	8,235,721	8,235,721	-	-
	Consumer, Cyclical	18,643,131	18,643,131	-	-
	Consumer, Non-Cyclical	20,000,162	20,000,162	-	-
	Diversified	70,276	20,296	-	49,980
	Energy	10,825,847	10,825,847	-	-
	Financial	74,097,561	74,097,561	-	-
	Industrial	19,973,816	19,973,816	-	-
	Technology	7,160,760	7,160,760	-	-
	Utilities	11,218,694	11,218,694	-	-

	Total Common Stocks	176,678,434	176,628,454	-	49,980

	Exchange-Traded Fund	2,633,565	2,633,565	-	-
	Short-Term Investment	1,382,078	-	1,382,078	-
	Derivatives:
	Equity Contracts
	Futures	8,907	8,907	-	-

	Total	$180,702,984	$179,270,926	$1,382,078	$49,980

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-79

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 3.2%

Brazil - 2.9%

Banco Bradesco SA	130,619	$1,109,879
Braskem SA ADR	4,200	87,024
Centrais Eletricas Brasileiras SA ‘B’	7,500	37,150
Cia Brasileira de Distribuicao *	8,544	168,023
Gerdau SA	30,161	93,590
Itau Unibanco Holding SA	162,864	1,806,651
Itau Unibanco Holding SA ADR	6,020	66,521
Lojas Americanas SA	44,373	187,516
Petroleo Brasileiro SA *	193,305	721,779
Suzano Papel e Celulose SA ‘A’	25,093	108,010
Telefonica Brasil SA	18,300	248,021
Vale SA	112,249	911,775

		5,545,939

Chile - 0.1%

Embotelladora Andina SA ‘B’	4,987	21,103
Sociedad Quimica y Minera de Chile SA ‘B’	2,521	83,637

		104,740

Colombia - 0.2%

Banco Davivienda SA	4,225	46,694
Bancolombia SA ADR	3,521	156,860
Grupo Argos SA	12,536	81,037
Grupo Aval Acciones y Valores SA	133,651	55,039
Grupo de Inversiones Suramericana SA	4,602	58,320

		397,950

India - 0.0%

Vedanta Ltd * +	719,880	9,233

Total Preferred Stocks (Cost $5,717,876)		6,057,862

COMMON STOCKS - 96.3%

Brazil - 4.3%

AES Tiete Energia SA	4,334	17,857
Ambev SA	140,040	773,984
Ambev SA ADR	145,717	799,986
Banco Bradesco SA	39,517	329,217
Banco do Brasil SA	44,667	361,338
Banco Santander Brasil SA	12,300	92,819
BB Seguridade Participacoes SA	27,709	239,628
B3 SA – Brasil Bolsa Balcao	103,847	619,089
BRF SA	13,986	165,490
CCR SA	76,572	390,615
Centrais Eletricas Brasileiras SA *	6,000	22,548
Cia de Saneamento Basico do Estado de Sao Paulo	13,900	132,837
Cia de Saneamento Basico do Estado de Sao Paulo ADR	10,126	96,400
Cia Siderurgica Nacional SA *	30,107	65,250
Cia Siderurgica Nacional SA ADR *	8,700	18,705
Cielo SA	54,074	401,528
Cosan SA Industria e Comercio	4,176	43,589
CPFL Energia SA	5,500	44,011
Engie Brasil Energia SA	7,400	75,767
Equatorial Energia SA	2,200	35,979
Fibria Celulose SA	5,500	56,131
Gerdau SA	6,100	18,707
Hypermarcas SA	17,356	145,642
Itau Unibanco Holding SA	12,446	122,247
JBS SA	71,172	140,286
Klabin SA	21,482	105,241
Kroton Educacional SA	85,598	384,208

	Shares	Value
Lojas Americanas SA	8,794	$32,252
Lojas Renner SA	43,085	356,079
M Dias Branco SA	3,300	49,108
Natura Cosmeticos SA	8,421	65,326
Odontoprev SA	7,400	26,023
Petroleo Brasileiro SA *	104,507	416,400
Porto Seguro SA	1,500	13,859
Qualicorp SA	4,500	38,984
Raia Drogasil SA	8,900	188,348
Telefonica Brasil SA ADR	2,089	28,181
TIM Participacoes SA	34,131	100,861
Ultrapar Participacoes SA	18,747	438,669
Ultrapar Participacoes SA ADR	2,899	68,213
Vale SA	75,100	657,400
WEG SA	4,295	22,947

		8,201,749

Chile - 1.2%

AES Gener SA	91,534	32,259
Aguas Andinas SA ‘A’	94,304	55,253
Banco de Chile	346,893	45,056
Banco de Chile ADR	1,170	91,178
Banco de Credito e Inversiones	1,600	89,416
Banco Santander Chile	450,617	28,673
Banco Santander Chile ADR	4,969	126,262
Cencosud SA	100,435	266,768
Cia Cervecerias Unidas SA	1,697	22,257
Cia Cervecerias Unidas SA ADR	2,000	52,480
Colbun SA	307,733	66,185
Empresa Nacional de Telecomunicaciones SA	8,964	97,702
Empresas CMPC SA	86,217	206,079
Empresas COPEC SA	16,988	185,510
Enel Americas SA ADR	19,889	187,553
Enel Chile SA ADR	22,342	122,881
Enel Generacion Chile SA	31,355	23,626
Enel Generacion Chile SA ADR	3,841	86,960
Engie Energia Chile SA	6,662	12,174
Inversiones Aguas Metropolitanas SA	15,078	25,535
Itau CorpBanca	3,605,644	32,096
Latam Airlines Group SA	10,543	117,179
Latam Airlines Group SA ADR	5,946	65,822
SACI Falabella	26,181	215,108
Sigdo Koppers SA	8,610	11,875
Sociedad Quimica y Minera de Chile SA ADR	732	24,171

		2,290,058

China - 17.2%

58.com Inc ADR *	2,010	88,661
AAC Technologies Holdings Inc	25,000	312,279
Agricultural Bank of China Ltd ‘H’	526,000	248,597
Air China Ltd ‘H’	98,000	101,013
Alibaba Group Holding Ltd ADR *	24,640	3,471,776
Aluminum Corp of China Ltd ‘H’ *	130,000	66,560
Angang Steel Co Ltd ‘H’	34,000	25,332
Anhui Conch Cement Co Ltd ‘H’	36,500	126,850
ANTA Sports Products Ltd	41,000	135,449
AviChina Industry & Technology Co Ltd ‘H’	66,000	38,714
BAIC Motor Corp Ltd ‘H’ ~	22,000	21,335
Baidu Inc ADR *	6,007	1,074,412
Bank of China Ltd ‘H’	1,732,400	849,511
Bank of Communications Co Ltd ‘H’	178,925	126,226
BBMG Corp ‘H’	73,000	36,837
Beijing Capital International Airport Co Ltd ‘H’	80,000	112,677
Beijing Enterprises Holdings Ltd	19,500	94,023
Beijing Enterprises Water Group Ltd *	146,000	113,301
Belle International Holdings Ltd	182,000	143,461
Brilliance China Automotive Holdings Ltd	72,000	131,134

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-80

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
BYD Co Ltd ‘H’	21,500	$131,930
CGN Power Co Ltd ‘H’ ~	171,000	47,729
China CITIC Bank Corp Ltd ‘H’	132,000	80,789
China Coal Energy Co Ltd ‘H’	58,000	28,079
China Communications Construction Co Ltd ‘H’	54,000	69,555
China Communications Services Corp Ltd ‘H’	38,000	21,889
China Conch Venture Holdings Ltd	6,500	11,900
China Construction Bank Corp ‘H’	2,181,340	1,696,309
China Eastern Airlines Corp Ltd ‘H’	90,000	55,550
China Everbright Bank Co Ltd ‘H’	150,000	70,095
China Everbright International Ltd	63,000	78,574
China Evergrande Group*	218,000	391,096
China Galaxy Securities Co Ltd ‘H’	47,500	42,578
China Hongqiao Group Ltd	61,500	55,534
China Huishan Dairy Holdings Co Ltd	88,000	4,734
China International Capital Corp Ltd ‘H’ ~	24,000	35,421
China International Marine Containers Group Co Ltd ‘H’	10,400	18,594
China Life Insurance Co Ltd ‘H’	146,000	446,184
China Longyuan Power Group Corp Ltd ‘H’	83,000	60,368
China Medical System Holdings Ltd	15,000	25,936
China Mengniu Dairy Co Ltd *	67,000	131,370
China Merchants Bank Co Ltd ‘H’	85,300	257,041
China Merchants Port Holdings Co Ltd	14,528	40,285
China Merchants Securities Co Ltd ‘H’ ~	13,600	21,390
China Minsheng Banking Corp Ltd ‘H’	163,500	163,076
China Mobile Ltd	63,000	667,913
China Mobile Ltd ADR	18,350	974,202
China Molybdenum Co Ltd ‘H’	72,000	27,568
China National Building Material Co Ltd ‘H’	112,000	66,521
China Oilfield Services Ltd ‘H’	62,000	49,667
China Overseas Land & Investment Ltd	262,000	766,762
China Pacific Insurance Group Co Ltd ‘H’	48,600	198,710
China Petroleum & Chemical Corp ‘H’	844,400	661,166
China Power International Development Ltd	64,000	22,709
China Railway Construction Corp Ltd ‘H’	49,500	64,529
China Railway Group Ltd ‘H’	113,000	88,999
China Reinsurance Group Corp ‘H’	105,000	23,269
China Resources Beer Holdings Co Ltd	49,333	124,414
China Resources Gas Group Ltd	34,000	115,953
China Resources Land Ltd	132,444	385,845
China Resources Power Holdings Co Ltd	64,000	125,630
China Shenhua Energy Co Ltd ‘H’	63,000	140,167
China Southern Airlines Co Ltd ‘H’	90,000	76,065
China State Construction International Holdings Ltd	66,000	112,932
China Taiping Insurance Holdings Co Ltd	48,034	121,772
China Telecom Corp Ltd ‘H’	152,000	72,179
China Telecom Corp Ltd ADR	1,644	78,797
China Unicom Hong Kong Ltd *	368,000	546,249
China Unicom Hong Kong Ltd ADR *	5,313	79,482
China Vanke Co Ltd ‘H’	69,300	196,020
Chongqing Rural Commercial Bank Co Ltd ‘H’	144,000	97,117
CITIC Ltd	72,000	108,240
CITIC Securities Co Ltd ‘H’	57,000	117,886
CNOOC Ltd	78,000	85,585
CNOOC Ltd ADR	3,621	396,174
COSCO SHIPPING Development Co Ltd ‘H’ *	112,000	24,676
COSCO SHIPPING Holdings Co Ltd ‘H’ *	61,000	28,807
COSCO SHIPPING Ports Ltd	51,511	60,427
Country Garden Holdings Co Ltd	281,580	326,627
CRRC Corp Ltd ‘H’	90,000	80,960
CSPC Pharmaceutical Group Ltd	174,000	254,146
Ctrip.com International Ltd ADR *	7,297	393,016
Dali Foods Group Co Ltd ~	87,000	49,922

	Shares	Value
Datang International Power Generation Co Ltd ‘H’	124,000	$39,533
Dongfeng Motor Group Co Ltd ‘H’	100,000	118,172
ENN Energy Holdings Ltd	27,000	162,894
Fosun International Ltd	88,792	138,647
Fuyao Glass Industry Group Co Ltd ‘H’ ~	14,800	56,656
Geely Automobile Holdings Ltd	180,000	387,953
GF Securities Co Ltd ‘H’	35,600	71,547
Great Wall Motor Co Ltd ‘H’	146,500	180,801
Guangdong Investment Ltd	86,000	118,522
Guangshen Railway Co Ltd ‘H’	24,000	11,894
Guangzhou Automobile Group Co Ltd ‘H’	46,000	80,680
Guangzhou R&F Properties Co Ltd ‘H’	56,800	88,327
Haitong Securities Co Ltd ‘H’	80,400	129,989
Hanergy Thin Film Power Group Ltd * +	122,000	601
Hengan International Group Co Ltd	31,000	228,691
Huadian Power International Corp Ltd ‘H’	64,000	28,604
Huaneng Power International Inc ‘H’	116,000	80,552
Huaneng Renewables Corp Ltd ‘H’	70,000	21,593
Huatai Securities Co Ltd ‘H’ ~	29,000	55,729
Huishang Bank Corp Ltd ‘H’	40,000	20,646
Industrial & Commercial Bank of China Ltd ‘H’	1,932,045	1,303,903
JD.com Inc ADR *	6,415	251,596
Jiangsu Expressway Co Ltd ‘H’	46,000	64,897
Jiangxi Copper Co Ltd ‘H’	39,000	64,002
Kunlun Energy Co Ltd	158,000	133,949
Legend Holdings Corp ‘H’ ~	8,300	22,740
Lenovo Group Ltd	286,000	180,504
Longfor Properties Co Ltd	76,500	164,285
Metallurgical Corp of China Ltd ‘H’	69,000	23,332
Minth Group Ltd	22,000	93,199
NetEase Inc ADR	2,305	692,952
New China Life Insurance Co Ltd ‘H’	20,100	102,266
New Oriental Education & Technology Group Inc ADR *	2,541	179,115
PetroChina Co Ltd ‘H’	386,000	236,143
PICC Property & Casualty Co Ltd ‘H’	86,894	145,122
Ping An Insurance Group Co of China Ltd ‘H’	150,500	991,403
Qinqin Foodstuffs Group Cayman Co Ltd *	3,500	1,053
Semiconductor Manufacturing International Corp*	71,800	83,169
Shanghai Electric Group Co Ltd ‘H’ *	106,000	50,875
Shanghai Fosun Pharmaceutical Group Co Ltd ‘H’	4,000	15,505
Shanghai Pharmaceuticals Holding Co Ltd ‘H’	21,700	64,628
Shengjing Bank Co Ltd ‘H’ ~	5,500	4,690
Shenzhou International Group Holdings Ltd	17,000	111,781
Silergy Corp	2,000	38,510
Sinopec Engineering Group Co Ltd ‘H’	22,500	20,271
Sinopec Oilfield Service Corp ‘H’ *	50,000	7,880
Sinopec Shanghai Petrochemical Co Ltd ‘H’	130,000	69,567
Sinopharm Group Co Ltd ‘H’	42,400	191,559
Sunac China Holdings Ltd	58,000	121,168
Sunny Optical Technology Group Co Ltd	21,000	188,056
TAL Education Group ADR	667	81,581
Tencent Holdings Ltd	138,200	4,957,916
The People’s Insurance Co Group of China Ltd ‘H’	204,000	85,685
Tingyi Cayman Islands Holding Corp	96,000	113,873
TravelSky Technology Ltd ‘H’	22,000	64,801
Tsingtao Brewery Co Ltd ‘H’	10,000	44,251
Vipshop Holdings Ltd ADR *	11,899	125,534
Want Want China Holdings Ltd	131,000	88,394
Weibo Corp ADR *	833	55,370
Weichai Power Co Ltd ‘H’	108,800	95,080
Xinjiang Goldwind Science & Technology Co Ltd ‘H’	22,000	32,122

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-81

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Yanzhou Coal Mining Co Ltd ‘H’	30,000	$26,893
Zhejiang Expressway Co Ltd ‘H’	50,000	65,312
Zhuzhou CRRC Times Electric Co Ltd ‘H’	17,600	86,324
Zijin Mining Group Co Ltd ‘H’	288,000	95,173
Zoomlion Heavy Industry Science & Technology Co Ltd ‘H’	36,800	17,906
ZTE Corp ‘H’ *	11,600	27,669

		32,819,292

Colombia - 0.4%

Almacenes Exito SA	8,809	44,342
Banco de Bogota SA	2,335	48,256
Bancolombia SA	8,203	85,543
Cementos Argos SA (BOG)	10,003	38,863
Cemex Latam Holdings SA *	2,662	10,220
Corp Financiera Colombiana SA	1,990	17,461
Ecopetrol SA	104,999	47,547
Ecopetrol SA ADR	6,782	61,648
Empresa de Energia de Bogota SA ESP	42,482	27,462
Grupo Argos SA	16,655	113,348
Grupo de Inversiones Suramericana SA	8,044	104,526
Grupo Nutresa SA	5,129	44,432
Interconexion Electrica SA ESP	22,633	99,073

		742,721

Czech Republic - 0.2%

CEZ AS	9,488	165,146
Komercni banka AS	2,550	102,138
O2 Czech Republic AS	2,533	30,049
Pegas Nonwovens SA	494	19,821
UNIPETROL AS	3,601	44,672

		361,826

Egypt - 0.1%

Commercial International Bank Egypt SAE GDR	43,604	196,218
Egyptian Financial Group-Hermes Holding Co GDR	139	363
Global Telecom Holding SAE GDR * +	16,470	29,316

		225,897

Greece - 0.2%

Alpha Bank AE *	1,371	3,379
FF Group *	1,448	35,384
Hellenic Petroleum SA *	3,272	31,002
Hellenic Telecommunications Organization SA	8,164	98,267
JUMBO SA	3,234	59,099
Motor Oil Hellas Corinth Refineries SA	181	3,940
Mytilineos Holdings SA *	3,748	35,359
National Bank of Greece SA *	4,232	1,611
OPAP SA	9,355	105,780
Piraeus Bank SA *	635	156
Titan Cement Co SA	1,910	54,036

		428,013

Hong Kong - 0.4%

Alibaba Pictures Group Ltd *	180,000	29,955
China Gas Holdings Ltd	68,000	137,281
Fullshare Holdings Ltd *	165,000	65,867
GCL-Poly Energy Holdings Ltd *	127,000	13,823
Haier Electronics Group Co Ltd *	53,000	137,795
Nine Dragons Paper Holdings Ltd	37,000	49,273
Shimao Property Holdings Ltd	92,426	158,081
Sino Biopharmaceutical Ltd	204,000	180,381
Sun Art Retail Group Ltd	99,500	79,202

		851,658

	Shares	Value
Hungary - 0.5%

MOL Hungarian Oil & Gas PLC	4,321	$339,381
OTP Bank PLC	16,186	541,737
Richter Gedeon Nyrt	1,626	42,509

		923,627

India - 11.8%

3M India Ltd *	61	12,489
ABB India Ltd	1,174	26,322
ACC Ltd	2,620	63,509
Adani Ports & Special Economic Zone Ltd *	39,400	221,216
Adani Power Ltd *	28,871	13,296
Adani Transmission Ltd *	9,742	18,664
Aditya Birla Fashion & Retail Ltd *	12,205	32,700
Aditya Birla Nuvo Ltd	1,953	56,154
Alkem Laboratories Ltd	686	19,694
Ambuja Cements Ltd	30,563	116,525
Apollo Hospitals Enterprise Ltd *	1,689	33,283
Ashok Leyland Ltd	73,067	106,009
Asian Paints Ltd	16,482	280,908
Aurobindo Pharma Ltd	16,098	170,379
Axis Bank Ltd	87,751	701,727
Bajaj Auto Ltd	4,116	177,725
Bajaj Finance Ltd	8,000	169,771
Bajaj Finserv Ltd *	3,186	202,845
Bajaj Holdings & Investment Ltd	1,540	50,339
Bank of Baroda	23,285	58,172
Berger Paints India Ltd	12,181	46,343
Bharat Electronics Ltd	23,210	57,960
Bharat Forge Ltd	5,192	87,598
Bharat Heavy Electricals Ltd	39,402	82,294
Bharat Petroleum Corp Ltd	21,108	208,728
Bharti Airtel Ltd	53,691	315,267
Bharti Infratel Ltd	22,917	132,753
Biocon Ltd *	4,888	25,031
Bosch Ltd	249	89,832
Britannia Industries Ltd	431	24,604
Cadila Healthcare Ltd	9,220	74,854
Canara Bank *	1,010	5,130
Castrol India Ltd	5,177	32,392
Cholamandalam Investment & Finance Co Ltd	1,236	21,493
Cipla Ltd	9,809	84,320
Coal India Ltd	18,273	69,014
Colgate-Palmolive India Ltd	2,824	48,520
Container Corp of India Ltd	1,386	24,554
Cummins India Ltd	2,645	37,632
Dabur India Ltd	18,862	85,204
Dalmia Bharat Ltd *	541	20,665
Divi’s Laboratories Ltd *	4,904	49,097
DLF Ltd *	28,719	84,713
Dr Reddy’s Laboratories Ltd	3,233	134,790
Dr Reddy’s Laboratories Ltd ADR	1,737	73,197
Eicher Motors Ltd *	631	263,756
Emami Ltd	2,555	42,517
Exide Industries Ltd	2,294	7,816
Federal Bank Ltd	25,312	44,131
GAIL India Ltd	27,099	151,427
GAIL India Ltd GDR ~	373	12,309
GlaxoSmithKline Consumer Healthcare Ltd	456	37,767
GlaxoSmithKline Pharmaceuticals Ltd	313	12,152
Glenmark Pharmaceuticals Ltd	6,946	67,990
Godrej Consumer Products Ltd	6,571	98,341
Godrej Consumer Products Ltd *	6,571	98,341
GRUH Finance Ltd	2,905	20,006
Havells India Ltd	10,513	74,796
HCL Technologies Ltd	40,785	536,849
HDFC Bank Ltd	34,344	877,302
Hero MotoCorp Ltd	2,851	163,132

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-82

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Hindalco Industries Ltd	81,253	$239,595
Hindustan Petroleum Corp Ltd	23,132	182,607
Hindustan Unilever Ltd	30,879	515,583
Housing Development Finance Corp Ltd	59,845	1,494,569
ICICI Bank Ltd	79,786	359,169
Idea Cellular Ltd	170,315	224,465
IDFC Bank Ltd	34,083	28,817
IIFL Holdings Ltd	6,089	57,204
Indiabulls Housing Finance Ltd	30,692	510,494
Indian Oil Corp Ltd	48,670	289,881
IndusInd Bank Ltd	6,195	141,636
Infosys Ltd	68,160	986,599
Infosys Ltd ADR	6,099	91,607
InterGlobe Aviation Ltd ~	2,205	39,776
ITC Ltd	159,328	797,028
JSW Steel Ltd	114,354	359,601
Kotak Mahindra Bank Ltd	13,839	204,495
Larsen & Toubro Ltd	13,528	352,970
LIC Housing Finance Ltd	20,453	234,662
Lupin Ltd	9,856	161,592
Mahindra & Mahindra Financial Services Ltd	7,395	39,445
Mahindra & Mahindra Ltd	10,923	227,882
Mangalore Refinery & Petrochemicals Ltd *	10,554	19,290
Marico Ltd	24,048	116,868
Maruti Suzuki India Ltd	5,095	568,493
Max India Ltd *	1,660	3,959
Motherson Sumi Systems Ltd *	22,890	163,407
Motilal Oswal Financial Services Ltd	1,154	20,450
MRF Ltd	99	104,619
Nestle India Ltd	1,293	134,736
NHPC Ltd	64,839	31,439
NTPC Ltd	56,600	139,102
Oil & Natural Gas Corp Ltd	44,024	107,074
Oil India Ltd	5,824	23,374
Oracle Financial Services Software Ltd	655	36,556
Petronet LNG Ltd	12,708	84,863
Pidilite Industries Ltd	5,995	74,751
Piramal Enterprises Ltd *	2,890	124,957
Power Finance Corp Ltd	75,341	142,851
Power Grid Corp of India Ltd	65,479	213,212
Procter & Gamble Hygiene & Health Care Ltd	376	46,615
Punjab National Bank *	20,073	42,579
Rajesh Exports Ltd	3,155	33,645
Reliance Industries Ltd *	48,743	1,039,936
Rural Electrification Corp Ltd (XNSE)	37,546	99,754
Shree Cement Ltd	406	106,409
Shriram City Union Finance Ltd	346	12,761
Shriram Transport Finance Co Ltd	3,380	52,220
Siemens Ltd	1,800	37,167
State Bank of India	40,562	171,494
Steel Authority of India Ltd *	36,180	32,630
Sun Pharmaceutical Industries Ltd	28,875	248,062
Sun TV Network Ltd	5,030	63,513
Tata Communications Ltd	1,806	20,185
Tata Consultancy Services Ltd	22,378	817,378
Tata Motors Ltd	30,172	201,527
Tata Motors Ltd ADR	3,376	111,442
Tata Steel Ltd	25,396	214,224
Tech Mahindra Ltd	29,338	173,270
The Ramco Cements Ltd *	2,279	24,472
The Tata Power Co Ltd	60,630	75,499
Titan Co Ltd *	10,312	83,624
Torrent Pharmaceuticals Ltd	2,397	45,249
TVS Motor Co Ltd	6,064	51,485
UltraTech Cement Ltd	3,267	200,001
United Breweries Ltd	2,860	34,571
United Spirits Ltd *	3,064	113,683
UPL Ltd	20,744	269,641
Vedanta Ltd	150,209	577,468

	Shares	Value
Vedanta Ltd ADR	3,338	$51,806
Voltas Ltd	2,882	20,378
Wipro Ltd	66,285	264,850
Yes Bank Ltd	13,605	307,781
Zee Entertainment Enterprises Ltd	26,957	204,606

		22,455,947

Indonesia - 3.0%

P.T. Adaro Energy Tbk	1,948,600	230,538
P.T. Astra Agro Lestari Tbk	36,100	39,818
P.T. Astra International Tbk	835,600	559,849
P.T. Bank Central Asia Tbk	388,200	529,434
P.T. Bank Danamon Indonesia Tbk	225,400	86,317
P.T. Bank Mandiri Persero Tbk	232,129	222,501
P.T. Bank Negara Indonesia Persero Tbk	520,000	255,682
P.T. Bank Pan Indonesia Tbk *	133,300	9,715
P.T. Bank Rakyat Indonesia Persero Tbk	582,300	664,424
P.T. Bank Tabungan Pensiunan Nasional Tbk	16,500	3,070
P.T. Bumi Serpong Damai Tbk	517,200	70,916
P.T. Charoen Pokphand Indonesia Tbk	350,700	83,377
P.T. Ciputra Development Tbk	821,579	72,187
P.T. Gudang Garam Tbk	20,900	122,894
P.T. Indocement Tunggal Prakarsa Tbk	53,300	73,659
P.T. Indofood CBP Sukses Makmur Tbk	118,700	78,440
P.T. Indofood Sukses Makmur Tbk	429,500	277,319
P.T. Indosat Tbk	30,500	14,875
P.T. Jasa Marga Persero Tbk	103,744	41,653
P.T. Kalbe Farma Tbk	947,100	115,294
P.T. Matahari Department Store Tbk	132,200	140,591
P.T. Mayora Indah Tbk	462,575	76,705
P.T. Media Nusantara Citra Tbk	211,800	29,198
P.T. Pakuwon Jati Tbk	575,900	26,553
P.T. Perusahaan Gas Negara Persero Tbk	661,300	111,536
P.T. PP Properti Tbk	377,200	6,394
P.T. Semen Indonesia Persero Tbk	199,600	149,693
P.T. Surya Citra Media Tbk	313,700	60,965
P.T. Telekomunikasi Indonesia Persero Tbk	1,144,600	388,696
P.T. Telekomunikasi Indonesia Persero Tbk ADR	10,960	369,023
P.T. Tower Bersama Infrastructure Tbk	63,000	31,971
P.T. Unilever Indonesia Tbk	80,800	295,858
P.T. United Tractors Tbk	145,796	300,078
P.T. Vale Indonesia Tbk *	75,500	10,508
P.T. Waskita Karya Persero Tbk	106,000	18,420
P.T. XL Axiata Tbk *	251,500	64,330

		5,632,481

Malaysia - 2.9%

AirAsia Bhd	129,100	97,736
AMMB Holdings Bhd	88,200	100,275
Astro Malaysia Holdings Bhd	95,100	56,050
Axiata Group Bhd	145,305	163,495
Batu Kawan Bhd	4,200	18,492
BIMB Holdings Bhd	32,700	34,671
British American Tobacco Malaysia Bhd	6,800	68,782
CIMB Group Holdings Bhd	88,515	135,673
Dialog Group Bhd	132,252	59,145
DiGi.Com Bhd	138,700	161,555
Felda Global Ventures Holdings Bhd	82,200	32,768
Gamuda Bhd	72,500	92,886
Genting Bhd	161,100	353,144
Genting Malaysia Bhd	139,500	178,714
Genting Plantations Bhd	8,800	22,632
HAP Seng Consolidated Bhd	26,700	57,451
Hartalega Holdings Bhd	44,800	77,049
Hong Leong Bank Bhd	43,572	158,963
Hong Leong Financial Group Bhd	24,836	97,153
IHH Healthcare Bhd	55,300	74,100
IJM Corp Bhd	105,300	84,875

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-83

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
IOI Corp Bhd	127,546	$132,189
IOI Properties Group Bhd	108,906	55,815
Kuala Lumpur Kepong Bhd	10,400	60,263
Malayan Banking Bhd	159,038	356,739
Malaysia Airports Holdings Bhd	41,300	82,357
Maxis Bhd	97,200	125,672
MISC Bhd	69,160	120,289
MMC Corp Bhd	37,500	21,665
Petronas Chemicals Group Bhd	129,700	214,522
Petronas Dagangan Bhd	10,900	61,193
Petronas Gas Bhd	31,300	135,146
PPB Group Bhd	15,100	60,363
Press Metal Bhd	79,520	49,775
Public Bank Bhd	105,270	498,250
QL Resources Bhd	28,600	32,913
RHB Bank Bhd	71,462	84,222
Sapura Energy Bhd	535,300	198,169
Sime Darby Bhd	103,787	229,683
SP Setia Bhd Group	25,800	20,976
Telekom Malaysia Bhd	38,992	60,405
Tenaga Nasional Bhd	153,000	504,068
Westports Holdings Bhd	60,500	51,302
YTL Corp Bhd	535,708	182,210
YTL Power International Bhd	120,350	40,653

		5,504,448

Mexico - 5.0%

Alfa SAB de CV ‘A’	405,277	576,582
Alpek SAB de CV	38,739	46,469
America Movil SAB de CV ‘L’	1,724,116	1,386,988
America Movil SAB de CV ‘L’ ADR	5,660	90,107
Arca Continental SAB de CV	20,795	156,277
Cemex SAB de CV*	1,343,552	1,262,212
Coca-Cola Femsa SAB de CV ‘L’	14,920	126,414
Coca-Cola Femsa SAB de CV ADR	680	57,576
El Puerto de Liverpool SAB de CV ‘C1’	8,911	70,296
Fomento Economico Mexicano SAB de CV	39,285	386,946
Gruma SAB de CV ‘B’	14,699	191,691
Grupo Aeroportuario del Pacifico SAB de CV ADR	1,043	117,129
Grupo Aeroportuario del Sureste SAB de CV ‘B’	3,953	83,404
Grupo Aeroportuario del Sureste SAB de CV ADR	404	85,002
Grupo Bimbo SAB de CV ‘A’	96,058	241,352
Grupo Carso SAB de CV ‘A1’	19,967	84,087
Grupo Elektra SAB de CV	4,339	182,332
Grupo Financiero Banorte SAB de CV ‘O’	95,158	605,016
Grupo Financiero Inbursa SAB de CV ‘O’	165,165	282,119
Grupo Financiero Santander Mexico SAB de CV ‘B’	141,152	272,913
Grupo Lala SAB de CV	39,836	72,961
Grupo Mexico SAB de CV ‘B’	206,023	579,742
Grupo Sanborns SAB de CV	6,971	8,170
Grupo Televisa SAB	129,980	633,472
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	20,585	35,207
Industrias Penoles SAB de CV	13,870	312,979
Infraestructura Energetica Nova SAB de CV	33,304	177,542
Kimberly-Clark de Mexico SAB de CV ‘A’	83,200	176,039
La Comer SAB de CV *	12,545	11,309
Megacable Holdings SAB de CV	17,211	69,550
Mexichem SAB de CV	126,690	340,097
Organizacion Soriana SAB de CV ‘B’ *	14,743	34,362
Promotora y Operadora de Infraestructura SAB de CV	9,226	109,937
Promotora y Operadora de Infraestructura SAB de CV ‘L’	1,300	11,425
Telesites SAB de CV *	41,966	30,800
Wal-Mart de Mexico SAB de CV	260,080	603,742

		9,512,246

	Shares	Value
Netherlands - 0.0%

VEON Ltd ADR	18,332	$71,678

Peru - 0.2%

Cementos Pacasmayo SAA ADR	575	6,572
Cia de Minas Buenaventura SAA ADR	6,613	76,050
Credicorp Ltd	1,850	331,872
Grana y Montero SAA ADR *	1,724	5,620

		420,114

Philippines - 1.4%

Aboitiz Equity Ventures Inc	83,970	126,581
Aboitiz Power Corp	50,900	39,239
Alliance Global Group Inc	156,400	44,306
Ayala Corp	9,790	165,017
Ayala Land Inc	342,100	269,517
Bank of the Philippine Islands	18,587	38,309
BDO Unibank Inc	80,783	198,591
DMCI Holdings Inc	364,150	101,754
DoubleDragon Properties Corp *	13,470	12,747
Emperador Inc	61,300	9,160
Energy Development Corp	583,200	69,878
First Gen Corp	55,200	20,675
Globe Telecom Inc	1,415	57,430
GT Capital Holdings Inc	3,545	84,899
International Container Terminal Services Inc	24,510	47,476
JG Summit Holdings Inc	131,670	211,361
Jollibee Foods Corp	21,990	88,850
LT Group Inc	131,900	38,425
Manila Electric Co	14,560	75,253
Megaworld Corp	805,000	68,535
Metro Pacific Investments Corp	541,700	68,567
Metropolitan Bank & Trust Co	42,471	73,584
PLDT Inc	4,350	154,800
Puregold Price Club Inc	48,200	42,555
Robinsons Retail Holdings Inc	15,840	27,283
San Miguel Corp	44,640	92,005
Security Bank Corp	7,520	32,337
Semirara Mining & Power Corp	11,270	35,847
SM Investments Corp	4,922	78,254
SM Prime Holdings Inc	183,600	119,961
Top Frontier Investment Holdings Inc *	1,506	9,043
Universal Robina Corp	43,420	140,257

		2,642,496

Poland - 1.7%

Alior Bank SA *	5,311	88,474
AmRest Holdings SE *	342	32,764
Bank Handlowy w Warszawie SA	1,324	24,576
Bank Millennium SA *	45,483	91,436
Bank Pekao SA	3,122	105,119
Bank Zachodni WBK SA	2,159	199,337
CCC SA	1,282	77,787
CD Projekt SA	1,870	43,419
Cyfrowy Polsat SA *	8,700	57,954
Grupa Azoty SA	2,356	40,245
Grupa Lotos SA *	8,145	112,145
ING Bank Slaski SA *	1,065	52,388
Jastrzebska Spolka Weglowa SA *	591	11,797
KGHM Polska Miedz SA	10,599	316,149
LPP SA	52	100,333
mBank SA *	936	116,691
Orange Polska SA *	30,618	42,397
PGE Polska Grupa Energetyczna SA	73,997	241,767
Polski Koncern Naftowy ORLEN SA	17,334	523,588
Polskie Gornictwo Naftowe i Gazownictwo SA	78,479	133,891

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-84

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA *	39,834	$370,346
Powszechny Zaklad Ubezpieczen SA	24,218	291,382
Synthos SA	25,885	33,870
Tauron Polska Energia SA *	58,213	56,242

		3,164,097

Romania - 0.0%

New Europe Property Investments PLC	7,502	94,881

Russia - 1.5%

Gazprom PJSC ADR	131,170	519,521
Lenta Ltd GDR * ~	7,408	43,041
LUKOIL PJSC ADR	9,908	482,928
Magnitogorsk Iron & Steel Works PJSC GDR ~	7,310	54,003
Mail.Ru Group Ltd GDR * ~	1,049	27,685
MegaFon PJSC GDR ~	2,268	20,736
MMC Norilsk Nickel PJSC ADR	16,126	222,348
Novatek PJSC GDR (LI) ~	1,722	192,056
Novolipetsk Steel PJSC GDR	2,810	54,369
PhosAgro PJSC GDR ~	1,806	23,967
Rosneft Oil Co PJSC GDR ~	24,830	135,099
Rostelecom PJSC ADR	5,299	38,477
RusHydro PJSC ADR	35,932	46,048
Sberbank of Russia PJSC ADR	50,096	519,102
Severstal PJSC GDR ~	3,498	45,855
Tatneft PJSC ADR	2,448	92,291
VTB Bank PJSC GDR ~	70,548	148,474
X5 Retail Group NV GDR * ~	3,185	110,360

		2,776,360

South Africa - 7.4%

Anglo American Platinum Ltd *	3,472	79,538
AngloGold Ashanti Ltd	2,970	28,999
AngloGold Ashanti Ltd ADR	35,545	345,497
Aspen Pharmacare Holdings Ltd	18,424	404,265
AVI Ltd	13,541	98,329
Barclays Africa Group Ltd	41,547	456,828
Barloworld Ltd	1,621	13,481
Bid Corp Ltd	18,687	426,873
Capitec Bank Holdings Ltd	2,458	155,943
Clicks Group Ltd	7,147	76,384
Discovery Ltd	27,712	271,000
Distell Group Ltd	2,585	27,072
Exxaro Resources Ltd	5,603	39,807
FirstRand Ltd	168,568	607,911
Gold Fields Ltd	1,019	3,504
Gold Fields Ltd ADR	104,637	364,137
Impala Platinum Holdings Ltd *	32,342	91,175
Imperial Holdings Ltd	10,888	133,685
Investec Ltd	21,373	157,653
Kumba Iron Ore Ltd *	4,569	59,696
Liberty Holdings Ltd	12,024	103,409
Life Healthcare Group Holdings Ltd	114,124	223,561
Massmart Holdings Ltd	5,857	47,232
MMI Holdings Ltd	73,273	113,361
Mondi Ltd	9,464	245,104
Mr Price Group Ltd	12,028	143,394
MTN Group Ltd	90,092	785,372
Naspers Ltd ‘N’	14,370	2,829,923
Nedbank Group Ltd	22,928	366,100
Netcare Ltd	52,961	104,149
Pick n Pay Stores Ltd	15,912	71,773
Pioneer Foods Group Ltd	5,812	60,175
PSG Group Ltd	3,986	73,124
Sanlam Ltd	106,328	526,628
Sappi Ltd	55,853	371,689
Sasol Ltd	6,841	191,942

	Shares	Value
Sasol Ltd ADR	19,233	$537,562
Shoprite Holdings Ltd	29,098	443,698
Sibanye Gold Ltd	87,710	100,782
Standard Bank Group Ltd	68,337	752,571
Steinhoff International Holdings NV	103,548	530,573
Telkom SA SOC Ltd	30,999	145,843
The Bidvest Group Ltd	28,142	338,897
The Foschini Group Ltd	10,308	108,173
The SPAR Group Ltd	7,369	86,806
Tiger Brands Ltd	11,688	328,614
Truworths International Ltd	28,551	156,040
Vodacom Group Ltd	16,269	204,429
Woolworths Holdings Ltd	66,191	312,204

		14,144,905

South Korea - 17.2%

Amorepacific Corp	1,276	338,888
AMOREPACIFIC Group	852	96,818
BGF retail Co Ltd	1,095	96,741
BNK Financial Group Inc	15,683	149,957
Celltrion Inc *	2,742	275,754
Cheil Worldwide Inc	2,070	33,294
CJ CGV Co Ltd	878	56,503
CJ CheilJedang Corp	510	161,068
CJ Corp	1,425	236,012
CJ E&M Corp	784	51,966
CJ Korea Express Corp *	204	32,183
Com2uSCorp	534	55,004
Cosmax Inc	382	38,423
Coway Co Ltd	2,919	265,284
Daelim Industrial Co Ltd	1,869	145,447
Daewoo Engineering & Construction Co Ltd *	1,660	10,996
DGB Financial Group Inc	7,682	79,199
Dongbu Insurance Co Ltd	3,345	198,786
Dongkuk Steel Mill Co Ltd	2,774	35,460
Dongsuh Cos Inc	1,224	32,738
Doosan Corp	646	67,218
Doosan Heavy Industries & Construction Co Ltd	3,621	66,333
Doosan Infracore Co Ltd *	8,965	66,348
E-MART Inc	946	193,820
Grand Korea Leisure Co Ltd	1,775	34,751
Green Cross Corp	147	22,426
Green Cross Holdings Corp	776	21,562
GS Engineering & Construction Corp *	3,335	88,813
GS Holdings Corp	5,712	340,452
GS Retail Co Ltd	865	39,003
Halla Holdings Corp	275	15,436
Hana Financial Group Inc	10,134	400,217
Hanjin Kal Corp *	1,034	23,950
Hankook Tire Co Ltd	4,363	242,524
Hanmi Pharm Co Ltd *	193	62,900
Hanmi Science Co Ltd *	342	25,203
Hanon Systems	10,301	92,772
Hanssem Co Ltd	584	93,918
Hanwha Chemical Corp	6,528	172,265
Hanwha Corp	5,704	236,380
Hanwha Life Insurance Co Ltd	14,565	88,571
Hanwha Techwin Co Ltd *	1,186	46,113
Hite Jinro Co Ltd	600	12,218
Hotel Shilla Co Ltd	695	34,669
Hugel Inc *	117	57,207
Hyosung Corp	1,512	221,416
Hyundai Construction Equipment Co Ltd *	69	20,746
Hyundai Department Store Co Ltd	1,282	123,828
Hyundai Development Co-Engineering & Construction	3,759	154,389
Hyundai Electric & Energy System Co Ltd *	71	19,330
Hyundai Engineering & Construction Co Ltd	3,995	160,943

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-85

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Hyundai Glovis Co Ltd	776	$106,486
Hyundai Greenfood Co Ltd	2,987	46,204
Hyundai Heavy Industries Co Ltd *	1,097	169,607
Hyundai Home Shopping Network Corp	203	23,248
Hyundai Marine & Fire Insurance Co Ltd	4,064	139,781
Hyundai Mipo Dockyard Co Ltd *	263	25,111
Hyundai Mobis Co Ltd	776	169,643
Hyundai Motor Co	6,057	844,498
Hyundai Robotics Co Ltd *	233	78,709
Hyundai Rotem Co Ltd *	1,349	24,363
Hyundai Steel Co	5,676	308,301
Hyundai Wia Corp	1,375	83,864
Industrial Bank of Korea	15,664	194,948
Innocean Worldwide Inc	368	20,539
IS Dongseo Co Ltd	1,570	60,386
Kakao Corp	523	46,401
Kangwon Land Inc	4,301	131,062
KB Financial Group Inc	14,031	708,428
KB Financial Group Inc ADR	200	10,098
KCC Corp	169	64,517
KEPCO Plant Service & Engineering Co Ltd	572	22,081
Kia Motors Corp	11,417	381,278
KIWOOM Securities Co Ltd	742	60,519
Kolon Industries Inc	947	57,042
Komipharm International Co Ltd *	1,116	35,213
Korea Aerospace Industries Ltd	2,070	103,125
Korea Electric Power Corp	10,304	367,437
Korea Electric Power Corp ADR	2,208	39,678
Korea Gas Corp *	1,256	58,416
Korea Investment Holdings Co Ltd	1,446	88,608
Korea Kolmar Co Ltd	317	19,998
Korea Petrochemical Ind Co Ltd	312	69,038
Korea Zinc Co Ltd	518	206,415
Korean Air Lines Co Ltd *	2,794	94,498
Korean Reinsurance Co	6,058	64,067
KT Corp ADR	3,094	51,484
KT&G Corp	4,629	473,508
Kumho Petrochemical Co Ltd	1,138	73,221
Kumho Tire Co Inc *	4,530	29,737
LG Chem Ltd	1,967	500,549
LG Corp	3,220	217,697
LG Display Co Ltd	25,743	832,581
LG Display Co Ltd ADR	2,409	38,713
LG Electronics Inc	6,363	446,399
LG Household & Health Care Ltd	496	430,976
LG Innotek Co Ltd	476	68,670
LG International Corp	1,434	38,935
LG Uplus Corp	11,837	161,430
LIG Nex1 Co Ltd	342	22,125
Loen Entertainment Inc	353	26,965
Lotte Chemical Corp	975	293,452
Lotte Chilsung Beverage Co Ltd	40	59,946
Lotte Confectionery Co Ltd	306	53,041
Lotte Shopping Co Ltd	766	203,276
LS Corp	1,178	75,096
LS Industrial Systems Co Ltd	905	44,169
Macquarie Korea Infrastructure Fund	15,319	115,413
Mando Corp	589	132,650
Medy-Tox Inc	142	69,537
Meritz Financial Group Inc	3,570	44,463
Meritz Fire & Marine Insurance Co Ltd	4,947	86,691
Meritz Securities Co Ltd	21,083	93,323
Mirae Asset Daewoo Co Ltd	11,731	113,184
NAVER Corp	1,480	1,084,886
NCSoft Corp	604	200,342
Nexen Tire Corp	2,814	32,836
NH Investment & Securities Co Ltd	7,167	92,991
NongShim Co Ltd	164	48,394
OCI Co Ltd	1,121	87,854
Orion Corp	183	127,635

	Shares	Value
Ottogi Corp	28	$19,333
Pan Ocean Co Ltd *	4,807	22,189
Paradise Co Ltd	2,425	30,410
POSCO	1,596	399,785
POSCO ADR	5,330	333,605
Posco Daewoo Corp	3,281	63,971
S-1 Corp	975	82,666
S-Oil Corp	2,379	197,106
Samsung C&T Corp	2,892	374,191
Samsung Card Co Ltd	1,584	54,121
Samsung Electro-Mechanics Co Ltd	2,157	192,552
Samsung Electronics Co Ltd	4,298	8,951,962
Samsung Engineering Co Ltd *	3,958	41,180
Samsung Fire & Marine Insurance Co Ltd	1,422	350,024
Samsung Heavy Industries Co Ltd *	17,638	192,141
Samsung Life Insurance Co Ltd	2,667	272,653
Samsung SDS Co Ltd	583	94,034
Samsung Securities Co Ltd	2,756	99,431
SFA Engineering Corp	658	25,882
Shinhan Financial Group Co Ltd	14,122	609,296
Shinhan Financial Group Co Ltd ADR	253	11,003
Shinsegae Inc	495	99,292
SK Chemicals Co Ltd	1,131	72,770
SK Holdings Co Ltd	1,578	383,564
SK Hynix Inc	25,922	1,526,279
SK Innovation Co Ltd	3,211	444,712
SK Materials Co Ltd	252	43,642
SK Networks Co Ltd	8,423	46,019
SK Telecom Co Ltd	561	130,425
SK Telecom Co Ltd ADR	3,000	77,010
SKC Co Ltd	1,889	55,433
SPC Samlip Co Ltd	148	23,466
Tongyang Life Insurance Co Ltd	2,709	23,635
Woori Bank	21,164	340,928
Young Poong Corp	31	31,665
Youngone Corp	1,152	34,345
Yuhan Corp	253	54,391

		32,837,129

Taiwan - 15.9%

Acer Inc *	198,789	104,126
Advanced Semiconductor Engineering Inc	392,899	503,598
Advanced Semiconductor Engineering Inc ADR	3,541	22,344
Advantech Co Ltd	15,939	112,836
Airtac International Group	5,250	62,050
Asia Cement Corp	155,784	133,582
Asia Pacific Telecom Co Ltd *	143,000	51,455
Asustek Computer Inc	49,667	469,092
AU Optronics Corp	992,000	452,788
AU Optronics Corp ADR	8,622	39,316
Casetek Holdings Ltd	8,000	26,802
Catcher Technology Co Ltd	41,000	488,655
Cathay Financial Holding Co Ltd	368,600	606,726
Chailease Holding Co Ltd	80,360	223,848
Chang Hwa Commercial Bank Ltd	276,159	158,354
Cheng Shin Rubber Industry Co Ltd	120,178	255,582
Chicony Electronics Co Ltd	35,579	90,128
China Airlines Ltd	316,436	95,991
China Development Financial Holding Corp	947,834	275,158
China Life Insurance Co Ltd	243,919	243,158
China Motor Corp	20,000	18,765
China Steel Chemical Corp	3,000	11,477
China Steel Corp	317,007	257,779
Chipbond Technology Corp	27,000	41,513
Chroma ATE Inc	20,000	64,429
Chunghwa Precision Test Tech Co Ltd	1,000	42,714
Chunghwa Telecom Co Ltd	57,000	202,207
Chunghwa Telecom Co Ltd ADR	6,113	215,300
Compal Electronics Inc	358,092	241,250

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-86

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
CTBC Financial Holding Co Ltd	675,094	$442,501
CTCI Corp	48,000	81,717
Delta Electronics Inc	78,150	427,507
E.Sun Financial Holding Co Ltd	554,603	340,826
Eclat Textile Co Ltd	8,494	103,343
Elite Material Co Ltd	17,000	82,385
Epistar Corp *	40,000	36,843
Eternal Materials Co Ltd	32,400	36,337
Eva Airways Corp	244,220	120,809
Evergreen Marine Corp Taiwan Ltd *	62,410	31,671
Far Eastern New Century Corp	283,965	230,857
Far EasTone Telecommunications Co Ltd	99,000	252,151
Farglory Land Development Co Ltd	12,000	15,382
Feng TAY Enterprise Co Ltd	14,396	63,618
First Financial Holding Co Ltd	411,005	274,826
Formosa Chemicals & Fibre Corp	91,446	286,883
Formosa Petrochemical Corp	35,000	120,710
Formosa Plastics Corp	86,292	262,894
Foxconn Technology Co Ltd	48,144	145,207
Fubon Financial Holding Co Ltd *	182,343	290,165
General Interface Solution Holding Ltd	6,000	44,374
Giant Manufacturing Co Ltd	22,000	125,747
Globalwafers Co Ltd	5,000	34,920
Gourmet Master Co Ltd	3,300	35,571
Highwealth Construction Corp	54,700	90,539
Hiwin Technologies Corp	7,819	52,742
Hon Hai Precision Industry Co Ltd	447,321	1,719,497
Hota Industrial Manufacturing Co Ltd	8,510	41,973
Hotai Motor Co Ltd	9,000	112,611
HTC Corp *	44,572	106,293
Hua Nan Financial Holdings Co Ltd	332,092	192,652
Innolux Corp	791,390	413,197
Inventec Corp	169,000	137,644
Kenda Rubber Industrial Co Ltd	32,178	51,086
King Slide Works Co Ltd	2,000	28,073
King Yuan Electronics Co Ltd	55,000	56,279
King’s Town Bank Co Ltd	57,000	58,819
Kinsus Interconnect Technology Corp	12,000	31,798
Largan Precision Co Ltd	5,000	796,073
LCY Chemical Corp	24,000	33,051
Lite-On Technology Corp	182,855	300,142
Makalot Industrial Co Ltd	5,174	24,988
MediaTek Inc	33,020	282,490
Mega Financial Holding Co Ltd	490,725	407,943
Merida Industry Co Ltd	13,400	71,721
Micro-Star International Co Ltd	32,000	74,279
Nan Ya Plastics Corp	183,394	454,877
Nanya Technology Corp	46,162	83,044
Nien Made Enterprise Co Ltd	8,000	88,712
Novatek Microelectronics Corp	32,000	129,216
Pegatron Corp	168,090	525,821
Phison Electronics Corp	8,000	98,831
Pou Chen Corp	191,000	264,124
Powertech Technology Inc *	55,300	170,587
Poya International Co Ltd	4,040	51,264
President Chain Store Corp	32,000	287,528
Qisda Corp	106,000	80,948
Quanta Computer Inc	167,000	395,041
Radiant Opto-Electronics Corp	14,669	32,661
Realtek Semiconductor Corp	24,300	87,403
Ruentex Development Co Ltd *	27,679	31,197
Ruentex Industries Ltd	25,236	37,645
Shin Kong Financial Holding Co Ltd *	555,591	147,782
Siliconware Precision Industries Co Ltd	101,923	164,651
Simplo Technology Co Ltd	15,000	51,048
SinoPac Financial Holdings Co Ltd	713,159	217,952
St Shine Optical Co Ltd	2,000	41,844
Standard Foods Corp	10,466	28,106
Synnex Technology International Corp	60,850	68,168
Taichung Commercial Bank Co Ltd	35,595	11,993

	Shares	Value
TaiMed Biologics Inc *	4,000	$24,263
Taishin Financial Holding Co Ltd	602,291	274,094
Taiwan Business Bank	209,483	58,522
Taiwan Cement Corp	293,693	339,624
Taiwan Cooperative Financial Holding Co Ltd	397,665	211,094
Taiwan Fertilizer Co Ltd	50,000	66,462
Taiwan Glass Industry Corp *	87,123	42,226
Taiwan High Speed Rail Corp	55,000	45,996
Taiwan Mobile Co Ltd *	56,400	212,299
Taiwan Secom Co Ltd	12,000	36,174
Taiwan Semiconductor Manufacturing Co Ltd	1,043,779	7,131,321
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,752	935,250
Teco Electric & Machinery Co Ltd	129,000	123,940
Tong Yang Industry Co Ltd	23,000	42,695
TPK Holding Co Ltd *	24,000	73,538
Transcend Information Inc	12,000	40,206
Tripod Technology Corp	31,000	98,743
TSRC Corp	9,450	10,876
Uni-President Enterprises Corp	297,994	597,279
United Microelectronics Corp	1,492,000	724,129
Vanguard International Semiconductor Corp	70,000	138,012
Walsin Lihwa Corp	196,000	86,396
Wan Hai Lines Ltd	46,000	25,927
Win Semiconductors Corp	25,202	138,286
Winbond Electronics Corp	181,000	108,441
Wistron Corp	214,969	218,518
WPG Holdings Ltd	88,000	117,395
Yageo Corp	29,616	103,170
Yuanta Financial Holding Co Ltd	437,169	192,610
Yulon Motor Co Ltd	74,000	66,399
Zhen Ding Technology Holding Ltd	38,000	89,973

		30,406,458

Thailand - 2.5%

Advanced Info Service PCL	51,900	270,999
Airports of Thailand PCL	215,900	299,999
Bangchak Corp PCL	49,300	48,575
Bangkok Bank PCL NVDR	8,200	44,622
Bangkok Dusit Medical Services PCL	181,800	102,705
Bangkok Expressway & Metro PCL	68,000	14,904
Bangkok Life Assurance PCL	18,480	24,196
Bangkok Life Assurance PCL NVDR	12,100	15,842
Banpu PCL	115,550	56,424
Berli Jucker PCL	25,300	35,532
BTS Group Holdings PCL	134,100	33,531
Bumrungrad Hospital PCL	15,500	78,217
Central Pattana PCL	48,200	98,389
Central Plaza Hotel PCL	49,000	54,779
CH Karnchang PCL	20,900	17,813
Charoen Pokphand Foods PCL	226,500	165,258
CP ALL PCL	146,900	271,193
Delta Electronics Thailand PCL	20,600	52,496
Electricity Generating PCL	11,700	73,693
Energy Absolute PCL	62,000	62,921
Global Power Synergy PCL	34,000	36,268
Glow Energy PCL	29,600	68,596
Home Product Center PCL	243,359	68,718
Indorama Ventures PCL	60,900	68,079
Intouch Holdings PCL	21,900	36,216
Intouch Holdings PCL NVDR	19,600	32,865
IRPC PCL	429,800	67,628
Jasmine International PCL	87,900	21,077
Kasikornbank PCL	33,600	197,178
Kasikornbank PCL NVDR	6,200	36,196
KCE Electronics PCL	12,600	40,214
Kiatnakin Bank PCL	15,600	32,806
Krung Thai Bank PCL	213,675	118,158

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-87

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Land & Houses PCL	63,480	$19,048
Land & Houses PCL NVDR	112,300	33,046
Minor International PCL	68,680	81,313
MK Restaurants Group PCL	9,400	17,295
Muangthai Leasing PCL	33,900	33,406
Pruksa Holding PCL	44,600	29,278
PTT Exploration & Production PCL	83,041	210,599
PTT Global Chemical PCL	76,400	154,240
PTT PCL	55,500	603,985
Ratchaburi Electricity Generating Holding PCL	27,000	41,309
Siam City Cement PCL	4,648	44,460
Siam Global House PCL	43,800	18,667
Star Petroleum Refining PCL	70,100	30,109
Thai Oil PCL	59,600	138,541
Thai Union Group PCL	90,800	56,399
Thanachart Capital PCL	14,900	20,158
The Siam Cement PCL	12,400	183,161
The Siam Commercial Bank PCL	43,000	196,592
TMB Bank PCL	932,100	63,065
Total Access Communication PCL	70,100	108,231
True Corp PCL*	251,032	45,773

		4,774,762

Turkey - 1.3%

Akbank TAS	85,138	237,145
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,124	50,447
Arcelik AS	12,735	94,302
Aselsan Elektronik Sanayi Ve Ticaret AS	5,724	35,559
BIM Birlesik Magazalar AS	11,189	207,451
Coca-Cola Icecek AS	5,966	68,456
Enka Insaat ve Sanayi AS	21,155	32,284
Eregli Demir ve Celik Fabrikalari TAS	69,162	138,546
Ford Otomotiv Sanayi AS	2,270	27,708
KOC Holding AS	12,888	59,249
Petkim Petrokimya Holding AS	40,528	69,812
TAV Havalimanlari Holding AS	11,271	60,446
Tofas Turk Otomobil Fabrikasi AS	6,770	55,605
Tupras Turkiye Petrol Rafinerileri AS	6,698	192,698
Turk Hava Yollari AO *	26,477	60,569
Turk Telekomunikasyon AS *	33,335	59,098
Turkcell Iletisim Hizmetleri AS	31,724	104,362
Turkcell Iletisim Hizmetleri AS ADR	4,700	38,540
Turkiye Garanti Bankasi AS	96,060	267,369
Turkiye Halk Bankasi AS	44,303	165,573
Turkiye Is Bankasi ‘C’	98,660	208,912
Turkiye Sise ve Cam Fabrikalari AS	30,439	39,795
Turkiye Vakiflar Bankasi TAO ‘D’	50,169	92,245
Ulker Biskuvi Sanayi AS	6,186	39,032
Yapi ve Kredi Bankasi AS*	61,628	78,625

		2,483,828

Total Common Stocks (Cost $164,010,659)		183,766,671

TOTAL INVESTMENTS - 99.5% (Cost $169,728,535)		189,824,533

OTHER ASSETS & LIABILITIES, NET - 0.5%		1,023,645

NET ASSETS - 100.0%		$190,848,178

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	24.2%
Technology	15.0%
Communications	13.8%
Consumer, Non-Cyclical	10.2%
Consumer, Cyclical	9.5%
Industrial	9.0%
Basic Materials	7.2%
Energy	6.5%
Others (each less than 3.0%)	4.1%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

South Korea	17.2%
China	17.2%
Taiwan	15.9%
India	11.8%
South Africa	7.4%
Brazil	7.2%
Mexico	5.0%
Indonesia	3.0%
Others (each less than 3.0%)	14.8%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(c)	Investments with a total aggregate value of $39,150 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-88

PACIFIC SELECT FUND

PD EMERGING MARKETS PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks
	Brazil	$5,545,939	$5,545,939	$-	$-
	Chile	104,740	104,740	-	-
	Colombia	397,950	397,950	-	-
	India	9,233	-	-	9,233

	Total Preferred Stocks	6,057,862	6,048,629	-	9,233

	Common Stocks
	Brazil	8,201,749	8,201,749	-	-
	Chile	2,290,058	2,290,058	-	-
	China	32,819,292	7,992,590	24,765,833	60,869
	Colombia	742,721	742,721	-	-
	Czech Republic	361,826	196,680	165,146	-
	Egypt	225,897	196,581	-	29,316
	Greece	428,013	200,238	227,775	-
	Hong Kong	851,658	-	851,658	-
	Hungary	923,627	-	923,627	-
	India	22,455,947	460,922	21,995,025	-
	Indonesia	5,632,481	799,349	4,833,132	-
	Malaysia	5,504,448	968,482	4,486,191	49,775
	Mexico	9,512,246	9,512,246	-	-
	Netherlands	71,678	71,678	-	-
	Peru	420,114	420,114	-	-
	Philippines	2,642,496	783,803	1,858,693	-
	Poland	3,164,097	228,558	2,935,539	-
	Romania	94,881	94,881	-	-
	Russia	2,776,360	202,358	2,574,002	-
	South Africa	14,144,905	2,298,085	11,846,820	-
	South Korea	32,837,129	1,431,710	31,277,784	127,635
	Taiwan	30,406,458	1,299,648	29,106,810	-
	Thailand	4,774,762	102,972	4,671,790	-
	Turkey	2,483,828	38,540	2,445,288	-

	Total Common Stocks	183,766,671	38,533,963	144,965,113	267,595

	Total Assets	189,824,533	44,582,592	144,965,113	276,828

Liabilities	Line of Credit Outstanding	(34,598)	-	(34,598)	-

	Total Liabilities	(34,598)	-	(34,598)	-

	Total	$189,789,935	$44,582,592	$144,930,515	$276,828

The table below shows transfers between levels. The Trust’s policy is to recognize transfers between levels as of the end of the reporting period.

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$1,962,725	1	2	Unadjusted Exchange-Traded Price	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor
15,140,208	2	1	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Unadjusted Exchange-Traded Price
29,317	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Methodology Approved by the Trustee Valuation Committee (unobservable inputs)
237,678	2	3	Adjusted Exchange-Traded Price using an Applied Foreign Fair Value Factor	Last Sale Price

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-89

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

ACS Actividades de Construccion y Servicios SA Exp 07/17/17 *	6,988	$5,587
Repsol SA Exp 07/06/17 *	36,853	16,837

		22,424

Total Rights (Cost $23,444)		22,424

PREFERRED STOCKS - 0.5%

Germany - 0.5%

Bayerische Motoren Werke AG	2,080	171,653
FUCHS PETROLUB SE	2,285	124,539
Henkel AG & Co KGaA	3,278	452,015
Porsche Automobil Holding SE	5,283	297,281
Sartorius AG	1,164	112,554
Schaeffler AG	5,314	76,238
Volkswagen AG	6,128	936,087

		2,170,367

Total Preferred Stocks (Cost $2,696,442)		2,170,367

COMMON STOCKS - 98.5%

Australia - 6.0%

Adelaide Brighton Ltd	9,208	39,832
AGL Energy Ltd	16,027	314,073
Alumina Ltd	88,254	129,990
Amcor Ltd	34,427	428,882
AMP Ltd	152,550	608,710
Ansell Ltd	2,846	51,900
APA Group >>	28,250	199,056
Aristocrat Leisure Ltd	19,004	329,471
ASX Ltd	4,304	177,329
Aurizon Holdings Ltd	68,467	282,010
AusNet Services	53,895	71,860
Australia & New Zealand Banking Group Ltd	67,273	1,484,828
Bank of Queensland Ltd	17,992	158,297
Bendigo & Adelaide Bank Ltd	24,045	204,685
BHP Billiton Ltd	65,587	1,169,016
BHP Billiton Ltd ADR	19,271	685,855
BHP Billiton PLC	570	8,733
BHP Billiton PLC ADR	25,431	782,258
BlueScope Steel Ltd	39,612	401,034
Boral Ltd	51,638	275,707
Brambles Ltd	41,096	307,299
Caltex Australia Ltd	10,463	254,076
Challenger Ltd	13,848	142,018
CIMIC Group Ltd	4,087	121,947
Coca-Cola Amatil Ltd	27,130	192,519
Cochlear Ltd	1,941	231,828
Commonwealth Bank of Australia	44,276	2,816,673
Computershare Ltd	17,558	190,815
Crown Resorts Ltd	12,942	122,147
CSL Ltd	13,320	1,413,648
Domino’s Pizza Enterprises Ltd	2,060	82,432
Evolution Mining Ltd	69,341	128,701
Flight Centre Travel Group Ltd	1,420	41,798
Fortescue Metals Group Ltd	77,035	308,378
Harvey Norman Holdings Ltd	31,468	92,405
Healthscope Ltd	43,215	73,444
Incitec Pivot Ltd	75,555	198,178
Insurance Australia Group Ltd	54,116	282,033

	Shares	Value
LendLease Group >>	10,041	$128,511
Macquarie Group Ltd	11,265	766,063
Magellan Financial Group Ltd	2,423	53,712
Medibank Pvt Ltd	88,784	191,163
National Australia Bank Ltd	61,538	1,399,894
Newcrest Mining Ltd	17,422	270,385
Oil Search Ltd	43,857	229,661
Orica Ltd	17,594	279,585
Origin Energy Ltd *	65,924	347,598
Qantas Airways Ltd	30,322	133,282
QBE Insurance Group Ltd	48,184	437,341
Qube Holdings Ltd	17,594	35,569
Ramsay Health Care Ltd	4,437	251,053
REA Group Ltd	2,211	112,806
Santos Ltd *	90,304	210,032
SEEK Ltd	8,240	107,083
Sonic Healthcare Ltd	12,054	224,431
South32 Ltd	131,697	271,231
South32 Ltd ADR	19,283	198,422
Spark Infrastructure Group >>	56,692	114,077
Suncorp Group Ltd	33,237	378,569
Sydney Airport >>	23,355	127,221
Tabcorp Holdings Ltd	13,139	44,127
Tatts Group Ltd	45,475	146,086
Telstra Corp Ltd	118,771	392,435
The Star Entertainment Group Ltd	44,869	174,148
TPG Telecom Ltd	16,925	74,149
Transurban Group >>	43,845	399,314
Treasury Wine Estates Ltd	24,668	249,441
Vocus Group Ltd	11,360	29,416
Wesfarmers Ltd	23,426	722,341
Westpac Banking Corp	71,427	1,672,388
Westpac Banking Corp ADR	19,189	449,023
Woodside Petroleum Ltd	18,708	429,144
Woolworths Ltd	36,032	707,273

		26,560,839

Austria - 0.3%

ANDRITZ AG	2,698	162,778
Erste Group Bank AG *	11,047	423,153
OMV AG	4,483	232,859
Raiffeisen Bank International AG *	4,536	114,496
Verbund AG	1,349	25,730
voestalpine AG	4,653	216,875

		1,175,891

Belgium - 1.3%

Ageas	9,618	387,328
Anheuser-Busch InBev SA/NV	16,364	1,807,379
Anheuser-Busch InBev SA/NV ADR	7,257	800,883
Colruyt SA	3,153	166,064
KBC Group NV	8,229	623,914
Proximus SADP	7,787	272,540
Solvay SA	5,369	720,580
Telenet Group Holding NV *	2,064	130,021
UCB SA	5,625	386,867
Umicore SA	3,613	251,324

		5,546,900

Bermuda - 0.0%

Golar LNG Ltd (NOTC)	834	18,557

Canada - 8.8%

Agnico Eagle Mines Ltd (NYSE)	6,998	315,750
Agnico Eagle Mines Ltd (TSE)	2,500	112,739
Agrium Inc (NYSE)	4,648	420,598
Agrium Inc (TSE)	2,451	222,136
Algonquin Power & Utilities Corp	4,900	51,577
Alimentation Couche-Tard Inc ‘B’	11,450	548,837
AltaGas Ltd	5,379	123,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-90

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
ARC Resources Ltd	13,251	$173,301
Atco Ltd ‘I’	4,696	183,632
B2Gold Corp *	39,300	110,615
Bank of Montreal (NYSE)	13,242	972,492
Bank of Montreal (TSE)	7,130	523,534
Barrick Gold Corp (NYSE)	2,090	33,252
Barrick Gold Corp (TSE)	24,241	385,635
BCE Inc (TSE)	5,405	243,408
BlackBerry Ltd (NASDAQ) *	8,179	81,708
BlackBerry Ltd (TSE) *	7,925	79,201
Bombardier Inc ‘B’ *	82,400	149,957
Brookfield Asset Management Inc ‘A’	19,712	773,553
CAE Inc (NYSE)	2,538	43,755
CAE Inc (TSE)	13,000	224,152
Cameco Corp (NYSE)	11,761	107,025
Cameco Corp (TSE)	4,548	41,419
Canadian Imperial Bank of Commerce (NYSE) l	3,140	254,842
Canadian Imperial Bank of Commerce (TSE)	7,550	613,583
Canadian National Railway Co (NYSE)	10,603	859,373
Canadian National Railway Co (TSE)	10,212	828,583
Canadian Natural Resources Ltd (NYSE)	5,184	149,507
Canadian Natural Resources Ltd (TSE)	19,058	549,931
Canadian Pacific Railway Ltd (NYSE)	1,851	297,659
Canadian Pacific Railway Ltd (TSE)	1,900	305,702
Canadian Tire Corp Ltd ‘A’	3,325	378,344
Canadian Utilities Ltd ‘A’	3,732	119,920
CCL Industries Inc ‘B’	6,000	303,563
Cenovus Energy Inc (NYSE)	29,993	221,048
CGI Group Inc ‘A’ (NYSE) *	5,993	306,063
CGI Group Inc ‘A’ (TSE) *	3,600	183,942
CI Financial Corp	9,000	191,826
Cineplex Inc	567	23,112
Cogeco Communications Inc	1,500	91,622
Constellation Software Inc	700	366,199
Crescent Point Energy Corp (NYSE)	14,090	107,789
Crescent Point Energy Corp (TSE)	14,010	107,171
Dollarama Inc	3,523	336,625
Eldorado Gold Corp	26,848	71,219
Element Fleet Management Corp	18,700	128,339
Emera Inc	1,500	55,764
Empire Co Ltd ‘A’	8,824	150,514
Enbridge Inc (NYSE)	16,217	645,599
Enbridge Inc (TSE)	13,029	519,030
Enbridge Income Fund Holdings Inc	4,500	111,702
Encana Corp (NYSE)	26,068	229,398
Encana Corp (TSE)	5,389	47,416
Fairfax Financial Holdings Ltd	972	421,247
Finning International Inc	8,356	163,795
First Capital Realty Inc	8,300	126,471
First Quantum Minerals Ltd	31,414	265,740
Fortis Inc	8,092	284,418
Franco-Nevada Corp (NYSE)	1,980	142,877
Franco-Nevada Corp (TSE)	350	25,254
George Weston Ltd	2,100	190,098
Gildan Activewear Inc (NYSE)	4,281	131,555
Gildan Activewear Inc (TSE)	2,800	86,043
Goldcorp Inc (NYSE)	28,751	371,175
Goldcorp Inc (TSE)	12,030	155,106
Great-West Lifeco Inc	7,700	208,710
Husky Energy Inc *	18,819	213,615
Hydro One Ltd ~	6,700	120,019
IGM Financial Inc	4,900	151,973
Imperial Oil Ltd (ASE)	4,702	137,204
Imperial Oil Ltd (TSE)	3,750	109,308
Industrial Alliance Insurance & Financial Services Inc	6,521	282,905
Intact Financial Corp	2,950	222,842
Inter Pipeline Ltd	13,327	261,032

	Shares	Value
Keyera Corp	6,200	$195,160
Kinross Gold Corp *	103,159	419,223
Linamar Corp	3,222	158,814
Loblaw Cos Ltd	5,255	292,332
Lundin Mining Corp	46,600	264,838
Magna International Inc (NYSE)	9,069	420,167
Magna International Inc (TSE)	6,400	296,459
Manulife Financial Corp (NYSE)	26,269	492,806
Manulife Financial Corp (TSE)	24,104	451,857
Maple Leaf Foods Inc	4,800	121,184
Methanex Corp (NASDAQ)	1,604	70,656
Methanex Corp (TSE)	1,400	61,806
Metro Inc	8,799	289,591
National Bank of Canada	14,220	597,946
New Flyer Industries Inc	1,200	50,191
Northland Power Inc	5,500	97,972
Onex Corp	2,700	216,137
Open Text Corp (NASDAQ)	6,780	213,841
Open Text Corp (TSE)	2,400	75,750
Pan American Silver Corp	2,796	47,029
Parkland Fuel Corp	1,900	43,529
Pembina Pipeline Corp (NYSE)	5,907	195,640
Pembina Pipeline Corp (TSE)	2,915	96,545
Peyto Exploration & Development Corp	5,000	90,685
Potash Corp of Saskatchewan Inc (NYSE)	17,286	281,762
PrairieSky Royalty Ltd	806	18,354
Quebecor Inc ‘B’	4,200	139,007
Restaurant Brands International Inc (TSE)	5,988	374,666
Ritchie Bros Auctioneers Inc (NYSE)	3,578	102,832
Ritchie Bros Auctioneers Inc (TSE)	804	23,101
Rogers Communications Inc ‘B’ (NYSE)	5,998	283,166
Rogers Communications Inc ‘B’ (TSE)	5,500	259,774
Royal Bank of Canada (NYSE)	17,359	1,258,875
Royal Bank of Canada (TSE)	21,654	1,572,286
Saputo Inc	8,700	276,739
Seven Generations Energy Ltd ‘A’ *	5,382	92,176
Shaw Communications Inc ‘B’ (NYSE)	10,956	238,731
Shaw Communications Inc ‘B’ (TSE)	8,335	181,830
Shopify Inc ‘A’ *	599	52,053
SNC-Lavalin Group Inc	4,027	174,116
Stantec Inc (NYSE)	4,283	107,503
Sun Life Financial Inc (NYSE)	8,280	296,010
Sun Life Financial Inc (TSE)	7,061	252,427
Suncor Energy Inc (NYSE)	15,044	439,285
Suncor Energy Inc (TSE)	23,599	689,517
Teck Resources Ltd ‘B’ (NYSE)	15,739	272,757
Teck Resources Ltd ‘B’ (TSE)	8,150	141,280
TELUS Corp	4,800	165,713
The Bank of Nova Scotia (NYSE)	11,295	679,168
The Bank of Nova Scotia (TSE)	18,313	1,101,633
The Jean Coutu Group PJC Inc ‘A’	3,100	47,571
The Toronto-Dominion Bank (NYSE)	16,876	850,213
The Toronto-Dominion Bank (TSE)	22,268	1,122,157
Thomson Reuters Corp (NYSE)	4,579	211,962
Thomson Reuters Corp (TSE)	5,700	263,902
TMX Group Ltd	700	38,088
Toromont Industries Ltd	600	22,088
Tourmaline Oil Corp *	10,188	219,033
TransAlta Renewables Inc	1,100	13,283
TransCanada Corp (NYSE)	12,935	616,611
TransCanada Corp (TSE)	8,563	408,208
Trisura Group Ltd *	116	1,941
Turquoise Hill Resources Ltd (TSE) *	47,360	125,996
Veresen Inc	12,600	178,196
Vermilion Energy Inc (NYSE)	1,620	51,403
Vermilion Energy Inc (TSE)	1,433	45,461
Waste Connections Inc	5,875	378,467
West Fraser Timber Co Ltd	4,115	194,771
Wheaton Precious Metals Corp (NYSE)	9,007	179,149
Wheaton Precious Metals Corp (TSE)	5,710	113,425

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-91

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Whitecap Resources Inc	5,400	$38,560
Winpak Ltd	500	22,448
WSP Global Inc	5,248	217,763
Yamana Gold Inc	38,177	92,145

		38,735,918

Chile - 0.0%

Antofagasta PLC	11,715	122,222

China - 0.1%

BOC Hong Kong Holdings Ltd	100,500	480,964

Denmark - 1.6%

AP Moller - Maersk AS ‘A’	111	211,799
AP Moller - Maersk AS ‘B’	157	316,121
Bakkafrost P/F	1,531	57,650
Carlsberg AS ‘B’	4,423	472,665
Chr Hansen Holding AS	3,968	288,580
Coloplast AS ‘B’	3,293	275,246
Danske Bank AS	16,850	648,271
DSV AS	5,852	359,454
Genmab AS *	1,263	269,296
H Lundbeck AS	2,530	142,027
ISS AS	6,234	244,879
Jyske Bank AS	2,782	161,145
Novo Nordisk AS ‘B’	30,851	1,325,584
Novo Nordisk AS ADR	19,216	824,174
Novozymes AS ‘B’	6,865	300,338
Pandora AS	4,514	421,267
Tryg AS	4,263	93,228
Vestas Wind Systems AS	5,459	504,233
William Demant Holding AS *	4,771	123,445

		7,039,402

Finland - 1.0%

Elisa OYJ	5,094	197,607
Fortum OYJ	19,616	307,846
Kone OYJ ‘B’	8,875	451,516
Neste OYJ	6,672	263,283
Nokia OYJ (OMXH)	93,467	573,114
Nokia OYJ (XPAR)	20,544	125,752
Nokia OYJ ADR	17,556	108,145
Orion OYJ ‘A’	326	20,763
Orion OYJ ‘B’	4,152	265,233
Sampo OYJ ‘A’	10,628	545,276
Stora Enso OYJ ‘R’	33,257	429,749
UPM-Kymmene OYJ	33,682	960,432
Wartsila OYJ Abp	4,961	293,381

		4,542,097

France - 8.6%

Accor SA	4,238	198,801
Aeroports de Paris	1,553	250,332
Air Liquide SA	10,619	1,312,465
Airbus SE	19,633	1,620,223
Alstom SA *	5,590	195,233
Amundi SA ~	1,747	126,582
Arkema SA	3,400	363,092
Atos SE	3,654	512,695
AXA SA	44,519	1,219,079
BioMerieux	387	83,804
BNP Paribas SA	27,313	1,966,337
Bollore SA	31,722	144,234
Bouygues SA	10,202	429,812
Bureau Veritas SA	9,162	202,805
Capgemini SE	3,534	365,071
Carrefour SA	25,220	637,610
Casino Guichard Perrachon SA	3,018	178,739

	Shares	Value
Christian Dior SE	1,936	$553,574
Cie de Saint-Gobain	10,560	563,957
Cie Generale des Etablissements Michelin	8,360	1,112,665
CNP Assurances	8,201	184,081
Credit Agricole SA	30,807	496,250
Danone SA	14,918	1,119,708
Dassault Aviation SA	45	62,888
Dassault Systemes SE	3,577	320,824
Eiffage SA	3,449	313,311
Electricite de France SA	24,963	270,473
Engie SA	43,076	650,178
Essilor International SA	5,143	654,255
Faurecia	3,757	190,522
Groupe Eurotunnel SE	11,079	118,207
Hermes International	803	396,662
Iliad SA	969	229,002
Imerys SA	1,696	147,627
Ingenico Group SA	1,594	144,556
Ipsen SA	947	129,585
JCDecaux SA	2,322	76,130
Kering	1,560	531,198
L’Oreal SA	6,245	1,302,172
Legrand SA	6,228	435,221
LVMH Moet Hennessy Louis Vuitton SE	7,769	1,942,680
Natixis SA	46,731	313,692
Orange SA	61,482	978,480
Orange SA ADR	5,000	79,900
Orpea	1,368	152,515
Pernod Ricard SA	4,052	542,592
Peugeot SA	35,656	710,612
Publicis Groupe SA	5,609	418,056
Renault SA	8,211	742,892
Safran SA	8,683	796,285
Sanofi	25,339	2,427,981
Sartorius Stedim Biotech	804	62,325
Schneider Electric SE (XPAR) *	11,621	893,068
SCOR SE	7,049	280,041
SEB SA	895	160,642
SFR Group SA *	2,897	97,912
Societe BIC SA	847	100,574
Societe Generale SA	19,204	1,035,588
Sodexo SA	2,695	348,308
Suez	14,604	270,414
Teleperformance	2,327	298,372
Thales SA	3,703	398,532
TOTAL SA	47,633	2,364,834
Valeo SA	8,277	556,867
Veolia Environnement SA	13,766	291,241
Vinci SA	13,793	1,176,563
Vivendi SA	30,220	672,923
Zodiac Aerospace	6,374	173,171

		38,097,020

Germany - 7.6%

adidas AG	4,286	821,835
Allianz SE	10,358	2,044,068
Axel Springer SE	2,220	133,535
BASF SE	24,367	2,261,477
Bayer AG	22,157	2,871,770
Bayerische Motoren Werke AG	11,336	1,054,330
Beiersdorf AG	2,224	233,924
Brenntag AG	4,585	265,903
Commerzbank AG *	36,429	434,996
Continental AG	2,965	641,418
Covestro AG ~	4,587	332,530
Daimler AG (XETR)	24,739	1,794,286
Deutsche Bank AG (NYSE)	29,616	526,869
Deutsche Bank AG (XETR)	22,637	402,481
Deutsche Boerse AG	3,939	416,077
Deutsche Lufthansa AG	18,495	421,492

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-92

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Deutsche Post AG	26,145	$981,437
Deutsche Telekom AG	86,392	1,557,212
Deutsche Telekom AG ADR	11,200	201,768
Deutsche Wohnen AG	9,153	350,719
E.ON SE	89,873	848,397
Evonik Industries AG	6,940	222,120
Fielmann AG	616	47,543
Fraport AG Frankfurt Airport Services Worldwide	1,913	169,286
Fresenius Medical Care AG & Co KGaA	4,293	414,260
Fresenius Medical Care AG & Co KGaA ADR	4,434	214,295
Fresenius SE & Co KGaA	10,730	921,201
FUCHS PETROLUB SE	1,176	55,494
GEA Group AG	5,589	229,490
Hannover Rueck SE	2,161	259,565
HeidelbergCement AG	5,289	512,709
Henkel AG & Co KGaA	2,155	261,044
HOCHTIEF AG	1,132	207,811
Infineon Technologies AG	26,832	569,927
KION Group AG	4,342	332,130
LANXESS AG	4,121	312,538
LEG Immobilien AG	1,659	156,160
Linde AG	4,906	933,872
MAN SE	926	99,308
Merck KGaA	2,995	362,391
METRO AG	7,789	263,129
MTU Aero Engines AG	1,831	258,696
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,624	733,326
OSRAM Licht AG	3,193	254,872
ProSiebenSat.1 Media SE	5,843	245,110
Rational AG	81	43,192
RWE AG *	21,037	420,231
SAP SE	14,753	1,544,216
SAP SE ADR	5,104	534,236
Siemens AG	15,612	2,147,492
Symrise AG	3,973	281,885
Talanx AG *	2,345	87,717
Telefonica Deutschland Holding AG	25,888	129,466
thyssenkrupp AG	10,432	297,312
TUI AG	16,172	235,753
Uniper SE	8,951	168,192
United Internet AG	4,600	253,156
Volkswagen AG	1,609	249,903
Vonovia SE	9,267	368,698
Wacker Chemie AG	216	23,509
Wirecard AG	2,004	127,824
Zalando SE * ~	1,905	87,110

		33,632,693

Hong Kong - 2.9%

AIA Group Ltd	296,200	2,167,106
ASM Pacific Technology Ltd	7,900	106,593
Cathay Pacific Airways Ltd	86,000	133,493
Cheung Kong Property Holdings Ltd	61,280	479,533
Chinese Estates Holdings Ltd	5,500	7,676
Chow Tai Fook Jewellery Group Ltd	31,200	33,056
CK Hutchison Holdings Ltd	71,280	894,531
CK Infrastructure Holdings Ltd	19,000	159,605
CLP Holdings Ltd	39,000	412,399
Dairy Farm International Holdings Ltd	8,700	68,556
First Pacific Co Ltd	44,000	32,448
Galaxy Entertainment Group Ltd	64,000	388,435
Haitong International Securities Group Ltd	74,000	43,703
Hang Lung Group Ltd	48,000	198,605
Hang Lung Properties Ltd	99,000	247,415
Hang Seng Bank Ltd	19,200	401,668
Henderson Land Development Co Ltd	53,957	300,860
HK Electric Investments & HK Electric Investments Ltd ~ >>	72,500	66,658

	Shares	Value
HKT Trust & HKT Ltd >>	208,000	$272,806
Hong Kong & China Gas Co Ltd	198,562	373,431
Hong Kong Exchanges & Clearing Ltd	32,046	827,889
Hongkong Land Holdings Ltd	29,700	218,569
Hopewell Holdings Ltd	4,500	17,140
Hutchison Port Holdings Trust	211,000	90,655
Hysan Development Co Ltd	29,000	138,399
Kerry Properties Ltd	30,000	101,862
Kingston Financial Group Ltd	146,000	52,721
Li & Fung Ltd	404,000	146,934
Melco International Development Ltd	43,000	115,041
Melco Resorts & Entertainment Ltd ADR	5,670	127,292
MTR Corp Ltd	37,090	208,718
New World Development Co Ltd	239,027	302,989
NWS Holdings Ltd	61,533	121,016
Orient Overseas International Ltd *	9,500	68,094
PCCW Ltd	249,000	141,510
Power Assets Holdings Ltd	31,000	273,636
Sands China Ltd	60,000	274,652
Shangri-La Asia Ltd (XHKG)	56,666	96,095
Sino Land Co Ltd	133,609	218,903
SJM Holdings Ltd	73,000	76,918
Sun Hung Kai Properties Ltd	34,492	506,693
Swire Pacific Ltd ‘A’	27,000	263,565
Swire Pacific Ltd ‘B’	40,000	69,973
Swire Properties Ltd	27,000	89,003
Techtronic Industries Co Ltd	50,500	232,047
The Bank of East Asia Ltd	41,193	177,046
The Wharf Holdings Ltd	34,000	281,339
VTech Holdings Ltd	5,100	80,789
WH Group Ltd ~	382,000	385,732
Wheelock & Co Ltd	35,000	263,991
Xinyi Glass Holdings Ltd	84,000	83,145
Yue Yuen Industrial Holdings Ltd	43,500	180,416

		13,021,349

Ireland - 0.6%

Bank of Ireland *	1,243,998	326,797
CRH PLC	1,776	62,947
CRH PLC ADR	18,346	650,733
Glanbia PLC	8,299	162,323
James Hardie Industries PLC CDI	14,694	231,575
Kerry Group PLC ‘A’	5,216	448,775
Paddy Power Betfair PLC	2,425	258,885
Smurfit Kappa Group PLC	10,216	318,017

		2,460,052

Israel - 0.5%

Azrieli Group Ltd	1,350	74,991
Bank Hapoalim BM	56,476	380,827
Bank Leumi Le-Israel BM	84,641	411,229
Bezeq The Israeli Telecommunication Corp Ltd	72,852	120,846
Delek Group Ltd	297	64,902
Elbit Systems Ltd (TLV)	906	111,759
Frutarom Industries Ltd	1,082	75,537
Israel Chemicals Ltd	27,171	128,172
Melisron Ltd	708	37,200
Mizrahi Tefahot Bank Ltd	9,252	168,222
Nice Ltd ADR	1,300	102,336
Strauss Group Ltd	1,338	26,186
Teva Pharmaceutical Industries Ltd	275	9,067
Teva Pharmaceutical Industries Ltd ADR	17,858	593,243
Tower Semiconductor Ltd *	1,324	31,577

		2,336,094

Italy - 1.7%

Assicurazioni Generali SPA	42,040	693,919
Atlantia SPA	11,158	313,868
Banca Mediolanum SPA	9,889	82,125

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-93

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Davide Campari-Milano SPA	20,318	$143,642
Enel SPA	174,850	937,806
Eni SPA	47,412	712,501
Eni SPA ADR	5,807	174,558
Ferrari NV	3,626	312,021
Intesa Sanpaolo SPA	281,364	894,965
Leonardo SPA	15,284	254,475
Luxottica Group SPA	4,744	276,139
Mediobanca SPA	23,557	233,050
Poste Italiane SPA ~	18,503	126,875
PRADA SPA	17,300	64,323
Prysmian SPA	2,479	73,114
Recordati SPA	2,349	95,297
Snam SPA	70,777	308,882
Telecom Italia SPA *	537,576	497,350
Telecom Italia SPA ADR *	2,600	24,310
Terna Rete Elettrica Nazionale SPA	44,265	239,081
UniCredit SPA *	53,671	1,005,324
UnipolSai Assicurazioni SPA	57,578	126,318

		7,589,943

Japan - 23.2%

ABC-Mart Inc	900	53,039
Acom Co Ltd *	10,400	47,604
Advantest Corp	3,700	63,426
Aeon Co Ltd	24,200	368,072
AEON Financial Service Co Ltd	4,900	103,988
Aeon Mall Co Ltd	2,370	46,824
Ain Holdings Inc	700	50,658
Air Water Inc	12,000	221,468
Aisin Seiki Co Ltd	8,000	411,253
Ajinomoto Co Inc	15,600	337,337
Alfresa Holdings Corp	5,700	110,199
Alps Electric Co Ltd	9,300	270,149
Amada Holdings Co Ltd	10,800	125,276
ANA Holdings Inc	43,000	149,725
Aoyama Trading Co Ltd	2,100	74,960
Aozora Bank Ltd	40,000	152,715
Asahi Glass Co Ltd	9,000	380,095
Asahi Group Holdings Ltd	10,000	376,603
Asahi Intecc Co Ltd	1,000	45,504
Asahi Kasei Corp	47,000	507,051
Asics Corp	5,600	104,074
Astellas Pharma Inc	57,700	707,211
Azbil Corp	1,600	60,911
Bandai Namco Holdings Inc	7,200	246,005
Benesse Holdings Inc	2,400	90,730
Bridgestone Corp	19,600	847,338
Brother Industries Ltd	11,400	264,058
Calbee Inc	2,100	82,599
Canon Inc	16,000	544,245
Canon Inc ADR	8,682	295,362
Canon Marketing Japan Inc	3,800	86,626
Casio Computer Co Ltd	6,300	97,097
Central Japan Railway Co	3,400	555,277
Chubu Electric Power Co Inc	17,400	231,397
Chugai Pharmaceutical Co Ltd	4,900	183,583
Citizen Watch Co Ltd	13,200	92,880
Coca-Cola Bottlers Japan Inc	4,075	117,994
COMSYS Holdings Corp	4,300	88,783
Concordia Financial Group Ltd	53,300	270,145
Cosmos Pharmaceutical Corp	300	58,447
Credit Saison Co Ltd	6,300	123,360
CyberAgent Inc	5,200	161,494
Dai Nippon Printing Co Ltd	26,000	289,639
Dai-ichi Life Holdings Inc	27,400	497,348
Daicel Corp	15,400	192,481
Daido Steel Co Ltd	10,000	57,665
Daifuku Co Ltd	3,600	107,988
Daiichi Sankyo Co Ltd	12,800	302,117

	Shares	Value
Daiichikosho Co Ltd	2,400	$112,731
Daikin Industries Ltd	6,700	687,367
Daito Trust Construction Co Ltd	1,900	296,012
Daiwa House Industry Co Ltd	15,700	537,342
Daiwa Securities Group Inc	58,000	345,373
DeNA Co Ltd	4,800	107,882
Denka Co Ltd	21,000	108,671
Denso Corp	9,900	420,137
Dentsu Inc	5,100	244,662
DIC Corp	7,600	274,599
Disco Corp	900	144,352
DMG Mori Co Ltd	1,800	29,796
Don Quijote Holdings Co Ltd	3,600	136,781
Dowa Holdings Co Ltd	16,000	121,360
East Japan Railway Co	7,600	728,051
Ebara Corp	4,200	117,019
Eisai Co Ltd	5,300	293,236
Electric Power Development Co Ltd	4,800	118,887
Ezaki Glico Co Ltd	1,700	91,534
FamilyMart UNY Holdings Co Ltd	2,917	167,044
FANUC Corp	4,000	774,183
Fast Retailing Co Ltd	1,400	468,194
FP Corp	1,100	59,565
Fuji Electric Co Ltd	29,000	153,389
Fuji Oil Holdings Inc	1,700	39,325
FUJIFILM Holdings Corp	8,900	320,911
Fujikura Ltd	14,000	117,775
Fujitsu General Ltd	3,000	69,570
Fujitsu Ltd	73,000	539,928
Fukuoka Financial Group Inc	33,000	157,450
Furukawa Electric Co Ltd	3,700	164,966
Glory Ltd	1,700	55,834
GMO Payment Gateway Inc	700	38,797
GungHo Online Entertainment Inc	7,100	18,284
H2O Retailing Corp	3,000	54,735
Hakuhodo DY Holdings Inc	4,200	55,934
Hamamatsu Photonics KK	4,300	132,514
Hankyu Hanshin Holdings Inc	8,400	302,612
Haseko Corp	16,600	202,145
Heiwa Corp	3,800	84,833
Hikari Tsushin Inc	700	73,749
Hino Motors Ltd	15,100	168,600
Hirose Electric Co Ltd	720	103,035
Hisamitsu Pharmaceutical Co Inc	1,300	62,327
Hitachi Capital Corp	3,900	94,041
Hitachi Chemical Co Ltd	5,600	167,891
Hitachi Construction Machinery Co Ltd	3,600	90,562
Hitachi High-Technologies Corp	2,200	85,674
Hitachi Ltd	167,000	1,029,670
Hitachi Ltd ADR	3,200	197,280
Hitachi Metals Ltd	9,100	126,967
Hitachi Transport System Ltd	3,200	75,459
Hokuhoku Financial Group Inc	4,200	67,182
Hokuriku Electric Power Co	6,600	59,580
Honda Motor Co Ltd	36,100	989,070
Honda Motor Co Ltd ADR	8,436	231,062
Horiba Ltd	900	54,900
Hoshizaki Corp	1,600	145,169
House Foods Group Inc	2,400	60,209
Hoya Corp	11,050	575,278
Hulic Co Ltd	10,300	105,480
Ibiden Co Ltd	6,400	110,686
Idemitsu Kosan Co Ltd	7,500	213,365
IHI Corp *	66,000	225,547
Iida Group Holdings Co Ltd	8,000	133,532
Inpex Corp	7,300	70,485
Isetan Mitsukoshi Holdings Ltd	14,600	146,879
Isuzu Motors Ltd	27,400	340,236
Ito En Ltd	2,500	91,275
ITOCHU Corp	32,400	482,401

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-94

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Itochu Techno-Solutions Corp	2,200	$77,148
Itoham Yonekyu Holdings Inc	3,600	32,669
Izumi Co Ltd	1,500	85,292
J Front Retailing Co Ltd	11,100	171,056
Japan Airlines Co Ltd	5,900	182,756
Japan Airport Terminal Co Ltd	1,100	42,229
Japan Exchange Group Inc	17,300	314,563
Japan Tobacco Inc	30,600	1,075,531
JFE Holdings Inc	16,900	294,256
JGC Corp	7,000	114,025
JSR Corp	5,600	96,943
JTEKT Corp	12,600	185,413
JXTG Holdings Inc	86,050	376,513
K’s Holdings Corp	4,400	86,029
Kagome Co Ltd	2,300	70,038
Kajima Corp	45,333	383,137
Kakaku.com Inc	4,800	69,000
Kaken Pharmaceutical Co Ltd	1,600	87,364
Kamigumi Co Ltd	8,000	84,095
Kandenko Co Ltd	3,000	31,574
Kaneka Corp	15,000	114,802
Kansai Paint Co Ltd	5,300	122,357
Kao Corp	13,600	808,633
Kawasaki Heavy Industries Ltd	84,000	250,036
Kawasaki Kisen Kaisha Ltd *	31,000	74,686
KDDI Corp	50,700	1,340,895
Keihan Holdings Co Ltd	30,000	190,908
Keikyu Corp	18,000	217,086
Keio Corp	18,000	150,881
Keisei Electric Railway Co Ltd	3,000	80,290
Kewpie Corp	4,700	123,420
Keyence Corp	1,880	827,628
Kikkoman Corp	3,000	95,965
Kinden Corp	6,200	100,101
Kintetsu Group Holdings Co Ltd	43,000	165,897
Kirin Holdings Co Ltd	23,100	471,207
Kobayashi Pharmaceutical Co Ltd	1,400	83,209
Kobe Steel Ltd *	14,500	149,513
Koito Manufacturing Co Ltd	3,600	186,158
Komatsu Ltd	20,600	528,749
Konami Holdings Corp	2,400	133,598
Konica Minolta Inc	31,800	265,303
Kose Corp	1,200	131,605
Kubota Corp	19,200	324,534
Kubota Corp ADR	1,400	118,258
Kuraray Co Ltd	17,300	315,016
Kurita Water Industries Ltd	3,700	101,210
Kyocera Corp	1,700	98,805
Kyocera Corp ADR	1,346	78,431
Kyowa Hakko Kirin Co Ltd	6,800	126,473
Kyudenko Corp	2,000	71,690
Kyushu Electric Power Co Inc	9,600	116,676
Kyushu Financial Group Inc	16,500	104,553
Lawson Inc	1,600	111,973
Lion Corp	7,000	145,193
LIXIL Group Corp	13,000	325,846
M3 Inc	6,800	187,587
Mabuchi Motor Co Ltd	1,100	54,981
Maeda Corp	4,000	44,140
Makita Corp	5,500	203,687
Makita Corp ADR	400	14,832
Marubeni Corp	46,800	303,201
Marui Group Co Ltd	4,800	70,924
Maruichi Steel Tube Ltd	1,600	46,551
Matsui Securities Co Ltd	3,100	25,347
Matsumotokiyoshi Holdings Co Ltd	1,900	108,232
Mazda Motor Corp	37,000	519,809
McDonald’s Holdings Co Japan Ltd	800	30,689
Mebuki Financial Group Inc	43,360	161,895
Medipal Holdings Corp	6,500	120,523

	Shares	Value
Megmilk Snow Brand Co Ltd	3,000	$83,580
MEIJI Holdings Co Ltd	3,900	316,247
MINEBEA MITSUMI Inc	18,000	291,095
Miraca Holdings Inc	3,000	135,117
MISUMI Group Inc	8,600	197,109
Mitsubishi Chemical Holdings Corp	59,400	494,906
Mitsubishi Corp	34,900	733,633
Mitsubishi Electric Corp	48,400	699,990
Mitsubishi Estate Co Ltd	26,300	491,621
Mitsubishi Gas Chemical Co Inc	8,000	169,915
Mitsubishi Heavy Industries Ltd	98,000	403,481
Mitsubishi Logistics Corp	3,000	40,030
Mitsubishi Materials Corp	6,800	206,356
Mitsubishi Motors Corp	23,300	154,087
Mitsubishi Tanabe Pharma Corp	5,700	131,853
Mitsubishi UFJ Financial Group Inc	245,100	1,653,210
Mitsubishi UFJ Financial Group Inc ADR	60,880	410,940
Mitsubishi UFJ Lease & Finance Co Ltd	42,600	233,727
Mitsui & Co Ltd	33,400	478,149
Mitsui & Co Ltd ADR	300	85,754
Mitsui Chemicals Inc	55,000	292,895
Mitsui Fudosan Co Ltd	18,100	433,649
Mitsui Mining & Smelting Co Ltd	33,000	129,324
Mitsui OSK Lines Ltd	46,000	135,833
Miura Co Ltd	1,300	25,439
Mizuho Financial Group Inc	424,800	778,860
Mizuho Financial Group Inc ADR	78,132	286,744
MonotaRO Co Ltd	1,200	38,781
Morinaga & Co Ltd	400	22,680
MS&AD Insurance Group Holdings Inc	12,400	418,236
Murata Manufacturing Co Ltd	5,700	870,196
Nabtesco Corp	5,600	163,319
Nagoya Railroad Co Ltd	25,000	116,653
Nankai Electric Railway Co Ltd	21,000	108,750
NEC Corp	111,000	295,083
Nexon Co Ltd *	3,300	65,458
NGK Insulators Ltd	14,400	288,693
NGK Spark Plug Co Ltd	8,800	188,500
NH Foods Ltd	5,000	152,100
NHK Spring Co Ltd	17,200	181,598
Nichirei Corp	6,600	185,075
Nidec Corp	5,000	513,700
Nidec Corp ADR	6,032	154,359
Nifco Inc	2,200	118,327
Nihon Kohden Corp	2,500	57,869
Nihon M&A Center Inc	2,600	95,171
Nikon Corp	12,400	198,761
Nintendo Co Ltd	2,100	703,062
Nippo Corp	3,000	60,377
Nippon Electric Glass Co Ltd	4,200	153,206
Nippon Express Co Ltd	45,000	282,383
Nippon Kayaku Co Ltd	6,000	85,083
Nippon Paint Holdings Co Ltd	4,600	175,006
Nippon Paper Industries Co Ltd	6,000	122,993
Nippon Shinyaku Co Ltd	1,100	70,416
Nippon Shokubai Co Ltd	1,000	64,593
Nippon Steel & Sumitomo Metal Corp	19,363	438,780
Nippon Telegraph & Telephone Corp	13,100	618,373
Nippon Yusen KK *	74,000	138,342
Nipro Corp	9,300	121,384
Nishi-Nippon Railroad Co Ltd	10,000	45,040
Nissan Chemical Industries Ltd	4,000	132,548
Nissan Motor Co Ltd	85,900	857,705
Nisshin Seifun Group Inc	4,840	79,568
Nisshinbo Holdings Inc	4,000	40,699
Nissin Foods Holdings Co Ltd	1,000	62,530
Nitori Holdings Co Ltd	2,100	281,113
Nitto Denko Corp	3,800	313,809
NOF Corp	3,000	38,291
NOK Corp	4,200	89,165

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-95

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Nomura Holdings Inc	66,800	$402,834
Nomura Holdings Inc ADR	19,971	120,625
Nomura Real Estate Holdings Inc	7,900	155,469
Nomura Research Institute Ltd	3,982	157,315
NS Solutions Corp	900	21,452
NSK Ltd	22,600	284,393
NTN Corp	26,000	120,988
NTT Data Corp	22,500	251,024
NTT DOCOMO Inc	26,500	626,743
NTT DOCOMO Inc ADR	11,400	269,610
NTT Urban Development Corp	4,100	39,634
Obayashi Corp	28,700	338,147
Obic Co Ltd	1,600	98,521
Odakyu Electric Railway Co Ltd	7,500	151,581
Oji Holdings Corp	61,000	315,827
Olympus Corp	7,300	267,460
Omron Corp	6,900	300,353
Ono Pharmaceutical Co Ltd	9,200	200,665
Oracle Corp Japan	1,100	71,552
Orient Corp	20,800	36,333
Oriental Land Co Ltd	5,100	345,653
Osaka Gas Co Ltd	44,000	180,173
Otsuka Corp	2,300	143,069
Otsuka Holdings Co Ltd	7,500	320,214
Paltac Corp	800	26,960
Panasonic Corp	52,200	711,238
Panasonic Corp ADR	13,000	177,268
Park24 Co Ltd	3,000	76,339
PeptiDream Inc *	1,800	56,984
Pigeon Corp	2,500	90,888
Pilot Corp	500	21,295
Pola Orbis Holdings Inc	800	21,165
Rakuten Inc	26,100	308,004
Recruit Holdings Co Ltd	29,100	500,807
Relo Group Inc	2,000	38,938
Resona Holdings Inc	57,400	317,067
Resorttrust Inc	2,100	38,749
Ricoh Co Ltd	29,800	263,987
Rinnai Corp	1,100	102,769
Rohm Co Ltd	2,900	223,594
Rohto Pharmaceutical Co Ltd	4,000	82,800
Ryohin Keikaku Co Ltd	800	200,224
Sankyo Co Ltd	1,700	57,750
Sankyu Inc	14,000	91,591
Santen Pharmaceutical Co Ltd	9,200	124,965
Sanwa Holdings Corp	9,500	100,329
Sapporo Holdings Ltd	5,100	140,615
Sawai Pharmaceutical Co Ltd	2,100	117,941
SBI Holdings Inc	12,620	171,615
SCREEN Holdings Co Ltd	1,200	80,271
SCSK Corp	2,100	94,358
Secom Co Ltd	5,200	395,642
Sega Sammy Holdings Inc	6,800	91,679
Seibu Holdings Inc	5,400	100,054
Seiko Epson Corp	12,900	287,830
Seino Holdings Co Ltd	4,800	63,991
Sekisui Chemical Co Ltd	16,000	287,095
Sekisui House Ltd	15,900	281,010
Seria Co Ltd	500	24,156
Seven & i Holdings Co Ltd	19,200	792,277
Seven Bank Ltd	30,000	107,564
Sharp Corp *	41,000	151,975
Shikoku Electric Power Co Inc	8,700	102,696
Shimadzu Corp	6,000	114,331
Shimamura Co Ltd	700	85,814
Shimano Inc	1,900	301,679
Shimizu Corp	28,000	297,517
Shin-Etsu Chemical Co Ltd	8,100	737,204
Shinsei Bank Ltd	85,000	148,900
Shionogi & Co Ltd	7,300	407,033

	Shares	Value
Shiseido Co Ltd	9,500	$338,653
Showa Denko KK	7,900	184,216
Showa Shell Sekiyu KK	11,900	110,531
Skylark Co Ltd	4,000	57,471
SMC Corp	1,200	366,831
SoftBank Group Corp	25,500	2,072,897
Sohgo Security Services Co Ltd	3,000	135,420
Sojitz Corp	47,500	116,930
Sompo Holdings Inc	9,550	370,682
Sony Corp	12,900	492,054
Sony Corp ADR	18,942	723,395
Sony Financial Holdings Inc	8,100	138,526
Sotetsu Holdings Inc	12,000	59,564
Square Enix Holdings Co Ltd	3,800	124,533
Stanley Electric Co Ltd	5,600	169,707
Start Today Co Ltd	5,400	133,081
Subaru Corp	17,300	586,609
Sugi Holdings Co Ltd	1,100	58,944
Sumco Corp	7,800	113,373
Sumitomo Chemical Co Ltd	109,000	629,998
Sumitomo Corp	25,300	329,916
Sumitomo Dainippon Pharma Co Ltd	4,800	65,519
Sumitomo Electric Industries Ltd	18,000	278,467
Sumitomo Forestry Co Ltd	8,100	127,594
Sumitomo Heavy Industries Ltd	28,000	185,798
Sumitomo Metal Mining Co Ltd	21,000	280,688
Sumitomo Mitsui Financial Group Inc	29,100	1,136,193
Sumitomo Mitsui Financial Group Inc ADR	12,900	101,394
Sumitomo Mitsui Trust Holdings Inc	8,300	298,130
Sumitomo Realty & Development Co Ltd	12,000	371,619
Sumitomo Rubber Industries Ltd	13,600	230,323
Sundrug Co Ltd	2,000	74,605
Suntory Beverage & Food Ltd	4,600	213,812
Suruga Bank Ltd	4,000	97,282
Suzuken Co Ltd	3,800	126,495
Suzuki Motor Corp	12,000	571,655
Sysmex Corp	5,400	323,210
T&D Holdings Inc	17,200	263,025
Taiheiyo Cement Corp	75,000	274,277
Taisei Corp	40,000	365,862
Taiyo Nippon Sanso Corp	10,000	112,792
Takara Holdings Inc	5,900	61,559
Takashimaya Co Ltd	15,000	143,101
Takeda Pharmaceutical Co Ltd	16,500	837,688
TDK Corp	5,600	370,171
Teijin Ltd	12,400	239,284
Temp Holdings Co Ltd	3,700	69,516
Terumo Corp	7,800	307,780
The Bank of Kyoto Ltd	16,000	151,617
The Chiba Bank Ltd	31,000	225,600
The Chugoku Bank Ltd	7,900	118,606
The Chugoku Electric Power Co Inc	6,800	75,081
The Gunma Bank Ltd	16,000	96,348
The Hachijuni Bank Ltd	19,000	121,060
The Hiroshima Bank Ltd	21,000	93,480
The Iyo Bank Ltd	8,700	72,268
The Kansai Electric Power Co Inc	19,000	261,999
The Shizuoka Bank Ltd	25,000	226,733
The Yokohama Rubber Co Ltd	7,100	143,130
THK Co Ltd	5,500	156,746
TIS Inc	3,000	83,536
Tobu Railway Co Ltd	22,000	120,196
Toda Corp	5,000	31,231
Toho Co Ltd	3,400	104,856
Toho Gas Co Ltd	13,000	94,692
Tohoku Electric Power Co Inc	11,300	156,608
Tokio Marine Holdings Inc	16,900	703,264
Tokyo Century Corp	2,400	96,191
Tokyo Electric Power Co Holdings Inc *	42,500	175,455
Tokyo Electron Ltd	3,500	473,175

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-96

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Tokyo Gas Co Ltd	53,000	$276,061
Tokyo Tatemono Co Ltd	6,900	90,699
Tokyu Corp	30,000	229,247
Tokyu Fudosan Holdings Corp	39,300	233,068
Toppan Printing Co Ltd	23,000	252,908
Toray Industries Inc	36,900	309,579
Toshiba Corp *	94,000	227,706
Tosoh Corp	32,000	329,799
TOTO Ltd	7,000	268,203
Toyo Seikan Group Holdings Ltd	5,600	94,801
Toyo Suisan Kaisha Ltd	3,100	118,936
Toyo Tire & Rubber Co Ltd	2,800	57,362
Toyoda Gosei Co Ltd	4,500	107,826
Toyota Boshoku Corp	4,600	86,650
Toyota Motor Corp	42,232	2,219,860
Toyota Motor Corp ADR	16,488	1,731,570
Toyota Tsusho Corp	13,100	393,862
Trend Micro Inc	4,600	237,742
Tsumura & Co	2,200	89,360
Tsuruha Holdings Inc	1,100	116,890
Ube Industries Ltd	72,000	185,854
Ulvac Inc	900	43,427
Unicharm Corp	10,900	274,418
Universal Entertainment Corp	1,400	42,850
USS Co Ltd	8,500	169,414
Welcia Holdings Co Ltd	1,600	59,234
West Japan Railway Co	4,400	311,324
Yahoo Japan Corp	55,800	242,575
Yakult Honsha Co Ltd	2,300	156,775
Yamada Denki Co Ltd	36,900	183,469
Yamaguchi Financial Group Inc	10,000	121,120
Yamaha Corp	4,600	159,247
Yamaha Motor Co Ltd	13,300	345,126
Yamato Holdings Co Ltd	13,900	282,386
Yamazaki Baking Co Ltd	5,000	99,685
Yaskawa Electric Corp	10,800	229,954
Yokogawa Electric Corp	8,800	141,621
Zenkoku Hosho Co Ltd	1,800	73,699
Zensho Holdings Co Ltd	2,100	38,123
Zeon Corp	9,000	96,333

		102,617,502

Jordan - 0.0%

Hikma Pharmaceuticals PLC	7,077	135,535

Luxembourg - 0.4%

ArcelorMittal *	20,090	455,703
ArcelorMittal ‘NY’ *	13,651	310,287
Eurofins Scientific SE	313	176,596
L’Occitane International SA	7,500	17,203
Millicom International Cellular SA SDR	4,543	268,709
RTL Group SA *	1,445	109,169
SES SA ‘A’ FDR	11,912	279,061
Tenaris SA	6,200	96,805
Tenaris SA ADR	2,949	91,832

		1,805,365

Macau - 0.1%

MGM China Holdings Ltd	21,200	47,145
Wynn Macau Ltd	68,400	159,718

		206,863

Mexico - 0.0%

Fresnillo PLC	9,041	175,257

Netherlands - 3.2%

ABN AMRO Group NV CVA ~	8,945	236,969
Aegon NV	30,423	155,702
Aegon NV ‘NY’	44,528	227,538

	Shares	Value
Akzo Nobel NV	11,959	$1,040,057
Altice NV ‘A’ *	14,829	341,651
Altice NV ‘B’ *	2,463	56,810
ASML Holding NV	3,104	404,615
ASML Holding NV ‘NY’	4,523	589,392
Axfood AB	5,116	85,424
Gemalto NV (AMS)	2,743	164,517
GrandVision NV ~	2,742	73,388
Heineken NV	5,645	548,889
ING Groep NV	52,439	905,242
ING Groep NV ADR	35,311	614,058
Koninklijke Ahold Delhaize NV	29,736	567,578
Koninklijke Ahold Delhaize NV ADR	976	18,681
Koninklijke DSM NV	5,533	402,429
Koninklijke KPN NV	146,399	468,559
Koninklijke Philips NV	8,289	295,077
Koninklijke Philips NV ‘NY’	17,419	623,949
Koninklijke Vopak NV	4,331	200,693
NN Group NV	11,971	424,767
Randstad Holding NV	4,240	247,197
Royal Dutch Shell PLC ‘A’	22,562	599,443
Royal Dutch Shell PLC ‘A’ ADR	39,523	2,102,228
Royal Dutch Shell PLC ‘B’	16,666	447,422
Royal Dutch Shell PLC ‘B’ ADR	35,252	1,918,766
Wolters Kluwer NV	12,558	531,115

		14,292,156

New Zealand - 0.2%

Air New Zealand Ltd	26,904	64,284
Auckland International Airport Ltd	28,334	148,051
Contact Energy Ltd	16,366	62,482
Fisher & Paykel Healthcare Corp Ltd	13,184	110,651
Fletcher Building Ltd (NZX)	28,007	164,006
Mercury NZ Ltd	13,101	31,873
Meridian Energy Ltd	31,288	66,714
Port of Tauranga Ltd	6,328	20,643
Ryman Healthcare Ltd	10,920	66,338
SKYCITY Entertainment Group Ltd	17,778	53,172
Spark New Zealand Ltd (NZX)	74,778	207,198
Z Energy Ltd	6,310	36,527

		1,031,939

Norway - 0.7%

Aker ASA ‘A’	636	20,885
Aker BP ASA	6,309	93,420
DNB ASA	23,425	398,805
Entra ASA ~	3,228	40,211
Gjensidige Forsikring ASA	7,828	133,623
Leroy Seafood Group ASA	15,000	81,461
Marine Harvest ASA *	16,420	280,933
Norsk Hydro ASA	38,030	210,458
Orkla ASA	24,526	249,283
Salmar ASA	1,238	30,687
Schibsted ASA ‘A’	3,309	79,922
Schibsted ASA ‘B’	1,909	42,226
SpareBank 1 SR-Bank ASA	4,431	37,948
Statoil ASA	37,336	619,111
Storebrand ASA	24,236	167,238
Telenor ASA	21,227	352,161
TGS Nopec Geophysical Co ASA	6,650	136,440
Tomra Systems ASA	1,961	23,965
Veidekke ASA	1,003	13,095
Yara International ASA	5,618	211,249

		3,223,121

Portugal - 0.2%

EDP - Energias de Portugal SA	78,034	255,266
Galp Energia SGPS SA	17,250	261,402
Jeronimo Martins SGPS SA	9,872	192,739

		709,407

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-97

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Singapore - 1.2%

CapitaLand Ltd	101,100	$256,897
City Developments Ltd	20,100	156,571
ComfortDelGro Corp Ltd	84,531	141,192
DBS Group Holdings Ltd	42,304	636,708
Genting Singapore PLC	228,500	180,027
Global Logistic Properties Ltd	76,000	157,887
Golden Agri-Resources Ltd	342,000	93,153
Great Eastern Holdings Ltd	2,000	36,044
Jardine Cycle & Carriage Ltd	4,422	142,373
Keppel Corp Ltd	58,100	265,324
Olam International Ltd	24,900	35,275
Oversea-Chinese Banking Corp Ltd	65,518	513,225
SATS Ltd	18,300	67,887
Sembcorp Industries Ltd	83,300	186,221
Singapore Airlines Ltd	44,200	324,837
Singapore Exchange Ltd	36,600	195,059
Singapore Press Holdings Ltd	28,000	65,695
Singapore Technologies Engineering Ltd	49,400	131,975
Singapore Telecommunications Ltd	220,700	623,274
StarHub Ltd	25,800	50,973
United Industrial Corp Ltd	9,000	20,723
United Overseas Bank Ltd	33,381	560,421
UOL Group Ltd	22,100	122,620
Wilmar International Ltd	49,000	119,185

		5,083,546

South Africa - 0.1%

Investec PLC	30,576	228,463
Mediclinic International PLC	12,300	118,978
Mondi PLC	10,772	282,461

		629,902

Spain - 2.9%

Abertis Infraestructuras SA	18,627	345,279
ACS Actividades de Construccion y Servicios SA	6,988	270,183
Aena SA ~	1,896	370,240
Amadeus IT Group SA	12,422	742,534
Banco Bilbao Vizcaya Argentaria SA	144,227	1,201,403
Banco Bilbao Vizcaya Argentaria SA ADR	8,362	69,906
Banco de Sabadell SA	183,060	372,445
Banco Santander SA	320,958	2,131,120
Bankia SA	51,852	250,795
Bankinter SA	24,765	228,456
CaixaBank SA (SIBE)	101,992	487,560
EDP Renovaveis SA	9,060	72,016
Enagas SA	9,012	252,916
Endesa SA	11,264	259,844
Ferrovial SA	15,003	333,270
Gamesa Corp Tecnologica SA	19,175	410,259
Gas Natural SDG SA	11,495	269,080
Grifols SA	9,441	263,225
Iberdrola SA	139,351	1,104,275
Industria de Diseno Textil SA	27,155	1,042,887
Mapfre SA	66,406	232,435
Red Electrica Corp SA	13,344	279,162
Repsol SA	36,853	564,996
Repsol SA ADR	6,404	98,686
Telefonica SA	101,558	1,051,289
Telefonica SA ADR	25,625	266,244

		12,970,505

Sweden - 2.8%

AAK AB	1,429	104,389
Alfa Laval AB	9,271	189,754
Assa Abloy AB ‘B’	25,218	555,842
Atlas Copco AB ‘A’	18,450	709,435
Atlas Copco AB ‘B’	10,301	356,051
BillerudKorsnas AB	8,742	138,160

	Shares	Value
Boliden AB	12,827	$350,625
Castellum AB	9,940	146,033
Electrolux AB ‘B’	8,835	289,711
Elekta AB ‘B’	7,910	74,858
Essity AB ‘A’ *	303	8,301
Essity AB ‘B’ *	14,619	399,976
Fabege AB	3,810	73,345
Fastighets AB Balder ‘B’ *	3,030	73,426
Getinge AB ‘B’	11,057	216,565
Hennes & Mauritz AB ‘B’	25,648	639,457
Hexagon AB ‘B’	5,410	257,027
Hexpol AB	12,170	132,871
Holmen AB ‘B’	2,315	100,477
Hufvudstaden AB ‘A’	6,211	103,057
Husqvarna AB ‘B’	17,510	174,053
ICA Gruppen AB	3,534	131,648
Lifco AB ‘B’	640	20,572
Loomis AB ‘B’	2,957	106,000
Lundin Petroleum AB *	4,805	92,611
NCC AB ‘B’	4,516	127,205
Nibe Industrier AB ‘B’	12,470	117,789
Nordea Bank AB	68,450	871,808
Peab AB	9,603	116,510
Saab AB ‘B’	2,961	146,339
Sandvik AB	35,753	562,904
Securitas AB ‘B’	14,287	240,971
Skandinaviska Enskilda Banken AB ‘A’	38,623	467,595
Skanska AB ‘B’	11,694	277,685
SKF AB ‘B’	13,546	275,070
SSAB AB ‘A’ *	13,264	60,535
SSAB AB ‘B’ *	28,100	104,238
Svenska Cellulosa AB SCA ‘A’	303	2,625
Svenska Cellulosa AB SCA ‘B’	14,619	110,593
Svenska Handelsbanken AB ‘A’	37,242	533,384
Sweco AB ‘B’	1,183	29,250
Swedbank AB ‘A’	19,872	484,993
Swedish Match AB	5,904	208,003
Swedish Orphan Biovitrum AB *	3,903	60,288
Tele2 AB ‘B’	12,563	131,656
Telefonaktiebolaget LM Ericsson ‘A’	2,470	17,474
Telefonaktiebolaget LM Ericsson ‘B’	59,986	431,307
Telefonaktiebolaget LM Ericsson ADR	10,502	75,299
Telia Co AB	71,810	330,943
Trelleborg AB ‘B’	10,588	241,760
Volvo AB ‘A’	10,757	183,906
Volvo AB ‘B’	43,465	741,236
Wallenstam AB ‘B’	4,592	44,281

		12,439,891

Switzerland - 7.6%

ABB Ltd	36,921	916,420
ABB Ltd ADR	13,873	345,438
Adecco Group AG	8,265	629,645
Baloise Holding AG	1,775	274,947
Banque Cantonale Vaudoise	124	91,969
Barry Callebaut AG	88	121,134
Chocoladefabriken Lindt & Spruengli AG	3	209,186
Cie Financiere Richemont SA ‘A’	13,809	1,142,678
Clariant AG	12,908	284,928
Coca-Cola HBC AG	9,288	273,151
Credit Suisse Group AG	47,362	689,164
Credit Suisse Group AG ADR	7,553	110,274
DKSH Holding AG	615	50,001
Dufry AG *	1,440	236,319
EMS-Chemie Holding AG	284	209,708
Flughafen Zuerich AG	1,189	292,019
Geberit AG	1,012	472,564
Givaudan SA	277	555,052
Glencore PLC	272,926	1,022,715
Helvetia Holding AG	238	136,494

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-98

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Idorisa Ltd *	3,203	$60,459
Julius Baer Group Ltd	8,116	428,819
Kuehne + Nagel International AG	1,969	329,184
LafargeHolcim Ltd (XVTX)	11,476	659,561
Logitech International SA	4,600	168,636
Lonza Group AG	1,956	423,701
Nestle SA	78,853	6,877,373
Novartis AG	34,703	2,898,624
Novartis AG ADR	13,078	1,091,621
Partners Group Holding AG	480	298,037
Roche Holding AG (XSWX)	754	194,802
Roche Holding AG (XVTX)	18,124	4,630,951
Schindler Holding AG	830	172,523
SGS SA	150	363,703
Sika AG	93	597,072
Sonova Holding AG	1,749	284,516
STMicroelectronics NV	19,576	281,494
STMicroelectronics NV ‘NY’	2,700	38,826
Straumann Holding AG	326	185,647
Swiss Life Holding AG	1,156	391,042
Swiss Re AG	7,576	694,285
Swisscom AG	934	451,402
Temenos Group AG	2,125	190,109
The Swatch Group AG	1,218	450,494
The Swatch Group AG - Registered	2,304	168,313
UBS Group AG (NYSE) *	48,196	818,368
UBS Group AG (XVTX)	32,056	545,141
Vifor Pharma AG	1,760	194,406
Wolseley PLC	7,684	471,626
Zurich Insurance Group AG	3,683	1,074,879

		33,499,420

United Kingdom - 14.4%

Aberdeen Asset Management PLC	43,077	169,598
Admiral Group PLC	7,158	186,787
Anglo American PLC *	46,079	615,602
Ashtead Group PLC	19,548	404,499
Associated British Foods PLC	6,831	261,403
AstraZeneca PLC ADR	67,871	2,313,722
Auto Trader Group PLC ~	34,981	173,203
Aviva PLC	82,949	568,977
Babcock International Group PLC	20,329	233,123
BAE Systems PLC	96,577	797,270
Barclays PLC	41,798	110,546
Barclays PLC ADR	96,639	1,023,407
Barratt Developments PLC	45,408	333,488
Berkeley Group Holdings PLC	6,314	265,501
BP PLC ADR	69,680	2,414,412
British American Tobacco PLC	17,540	1,195,226
British American Tobacco PLC ADR	32,728	2,243,177
BT Group PLC	220,730	848,760
BT Group PLC ADR	7,614	147,788
Bunzl PLC	9,484	282,740
Burberry Group PLC	17,239	373,030
Capita PLC	18,458	166,334
Centrica PLC	178,033	464,177
CNH Industrial NV	30,076	341,084
Coca-Cola European Partners PLC	4,837	195,982
Compass Group PLC	44,172	932,364
Croda International PLC	5,375	272,203
DCC PLC	2,966	270,111
Diageo PLC ADR	15,506	1,858,084
Direct Line Insurance Group PLC	59,554	275,766
Dixons Carphone PLC	45,347	167,633
DS Smith PLC	50,087	309,129
easyJet PLC	8,174	144,803
Experian PLC	29,579	607,045
Fiat Chrysler Automobiles NV *	68,655	725,310
G4S PLC	64,893	275,985
GKN PLC	72,315	307,163

	Shares	Value
GlaxoSmithKline PLC	1,836	$39,083
GlaxoSmithKline PLC ADR	64,596	2,785,380
Halma PLC	20,715	296,853
Hargreaves Lansdown PLC	9,308	157,839
HSBC Holdings PLC	24,082	223,528
HSBC Holdings PLC ADR	96,882	4,494,356
Imperial Brands PLC	25,801	1,159,423
Informa PLC	26,560	231,666
Inmarsat PLC	22,399	224,643
InterContinental Hotels Group PLC	2,129	118,231
InterContinental Hotels Group PLC ADR	3,704	205,683
International Consolidated Airlines Group SA	38,571	306,631
Intertek Group PLC	6,034	331,479
ITV PLC	107,153	253,638
J Sainsbury PLC	100,300	328,990
JD Sports Fashion PLC	6,910	31,475
Johnson Matthey PLC	8,618	322,542
Just Eat PLC *	13,867	118,366
Kingfisher PLC	92,508	362,346
Legal & General Group PLC	241,282	811,913
Liberty Global PLC ‘A’ *	512	16,445
Liberty Global PLC ‘C’ *	1,264	39,412
Lloyds Banking Group PLC	652,370	562,197
Lloyds Banking Group PLC ADR	239,897	846,836
London Stock Exchange Group PLC	9,387	446,516
Marks & Spencer Group PLC	74,062	321,438
Meggitt PLC	32,514	202,034
Melrose Industries PLC	69,468	219,411
Merlin Entertainments PLC ~	38,031	238,069
Micro Focus International PLC	8,579	253,674
National Grid PLC	25,524	316,255
National Grid PLC ADR	12,947	813,331
Next PLC	4,631	232,586
Old Mutual PLC (LI)	218,104	550,249
Pearson PLC	4,231	38,096
Pearson PLC ADR	25,584	229,488
Pennon Group PLC	12,579	135,185
Persimmon PLC	12,101	353,428
Petrofac Ltd	697	4,008
Provident Financial PLC	5,942	188,460
Prudential PLC	10,345	237,457
Prudential PLC ADR	24,440	1,124,484
Randgold Resources Ltd	3,017	267,715
Reckitt Benckiser Group PLC	15,661	1,587,603
RELX NV	29,968	617,844
RELX NV ADR	3,798	78,543
RELX PLC	4,850	104,842
RELX PLC ADR	32,006	700,931
Rentokil Initial PLC	52,018	185,109
Rightmove PLC	3,049	168,711
Rio Tinto Ltd	10,257	498,476
Rio Tinto PLC	309	13,087
Rio Tinto PLC ADR	30,220	1,278,608
Rolls-Royce Holdings PLC *	75,258	872,889
Royal Bank of Scotland Group PLC *	16,107	51,972
Royal Bank of Scotland Group PLC ADR *	39,741	259,509
Royal Mail PLC	36,095	198,005
RSA Insurance Group PLC	43,800	351,355
Schroders PLC	4,696	189,887
Schroders PLC - Non-Voting	1,879	54,063
Severn Trent PLC	8,606	244,655
Sky PLC	34,952	452,668
Sky PLC ADR	1,754	90,805
Smith & Nephew PLC	15,723	271,512
Smith & Nephew PLC ADR	6,886	239,977
Smiths Group PLC	14,808	307,887
SSE PLC	44,353	839,216
St James’s Place PLC	20,426	314,837
Standard Chartered PLC *	82,602	836,610

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-99

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Standard Life PLC	80,419	$418,179
Subsea 7 SA	14,461	194,984
Taylor Wimpey PLC	126,036	289,435
Tesco PLC *	327,643	721,349
The Sage Group PLC	37,239	333,697
The Weir Group PLC	6,875	155,168
Travis Perkins PLC	10,575	200,469
Unilever NV ‘NY’	30,028	1,659,648
Unilever NV CVA	12,940	714,311
Unilever PLC	2,665	144,224
Unilever PLC ADR	32,501	1,758,954
United Utilities Group PLC	16,403	185,416
Vodafone Group PLC	380,288	1,080,000
Vodafone Group PLC ADR	26,737	768,154
Whitbread PLC	5,648	291,885
Wm Morrison Supermarkets PLC	97,517	306,285
Worldpay Group PLC ~	50,526	207,177
WPP PLC	17,766	374,093
WPP PLC ADR	3,147	331,725

		63,661,025

United States - 0.5%

Carnival PLC	1,157	76,505
Carnival PLC ADR	4,635	306,466
QIAGEN NV *	4,618	153,658
Samsonite International SA	57,000	238,135
Shire PLC	9,821	541,519
Shire PLC ADR	2,592	428,380
Tahoe Resources Inc (NYSE)	4,342	37,428
Tahoe Resources Inc (TSE)	4,547	39,201
Valeant Pharmaceuticals International Inc (NYSE) *	17,960	310,708
Valeant Pharmaceuticals International Inc (TSE) *	4,900	85,168

		2,217,168

Total Common Stocks (Cost $390,197,053)		436,058,543

	Principal Amount

SHORT-TERM INVESTMENT - 0.1%

Repurchase Agreement - 0.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $406,308; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $415,803)	$406,303	406,303

Total Short-Term Investment (Cost $406,303)		406,303

TOTAL INVESTMENTS - 99.1% (Cost $393,323,242)		438,657,637

OTHER ASSETS & LIABILITIES, NET - 0.9%		3,913,966

NET ASSETS - 100.0%		$442,571,603

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	22.5%
Consumer, Non-Cyclical	21.3%
Industrial	13.8%
Consumer, Cyclical	13.8%
Basic Materials	8.7%
Communications	6.6%
Energy	5.3%
Utilities	3.4%
Technology	3.1%
Others (each less than 3.0%)	0.6%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

(b)	As of June 30, 2017, the Fund’s composition by country of risk as a percentage of net assets was as follows:

Japan	23.2%
United Kingdom	14.4%
Canada	8.8%
France	8.6%
Germany	8.1%
Switzerland	7.6%
Australia	6.0%
Netherlands	3.2%
Others (each less than 3.0%)	19.2%

99.1%
Other Assets & Liabilities, Net	0.9%

100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-100

PACIFIC SELECT FUND

PD INTERNATIONAL LARGE-CAP PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$22,424	$22,424	$-	$-
	Preferred Stocks	2,170,367	-	2,170,367	-
	Common Stocks
	Australia	26,560,839	2,115,558	24,445,281	-
	Austria	1,175,891	-	1,175,891	-
	Belgium	5,546,900	800,883	4,746,017	-
	Bermuda	18,557	18,557	-	-
	Canada	38,735,918	38,735,918	-	-
	Chile	122,222	-	122,222	-
	China	480,964	-	480,964	-
	Denmark	7,039,402	824,174	6,215,228	-
	Finland	4,542,097	108,145	4,433,952	-
	France	38,097,020	633,474	37,463,546	-
	Germany	33,632,693	1,477,168	32,155,525	-
	Hong Kong	13,021,349	564,749	12,456,600	-
	Ireland	2,460,052	1,838,733	621,319	-
	Israel	2,336,094	727,156	1,608,938	-
	Italy	7,589,943	294,165	7,295,778	-
	Japan	102,617,502	4,996,884	97,620,618	-
	Jordan	135,535	-	135,535	-
	Luxembourg	1,805,365	857,822	947,543	-
	Macau	206,863	-	206,863	-
	Mexico	175,257	-	175,257	-
	Netherlands	14,292,156	6,094,612	8,197,544	-
	New Zealand	1,031,939	98,211	933,728	-
	Norway	3,223,121	91,254	3,131,867	-
	Portugal	709,407	-	709,407	-
	Singapore	5,083,546	20,723	5,062,823	-
	South Africa	629,902	-	629,902	-
	Spain	12,970,505	434,836	12,535,669	-
	Sweden	12,439,891	656,872	11,783,019	-
	Switzerland	33,499,420	2,801,935	30,697,485	-
	United Kingdom	63,661,025	27,942,270	35,718,755	-
	United States	2,217,168	1,207,351	1,009,817	-

	Total Common Stocks	436,058,543	93,341,450	342,717,093	-

	Short-Term Investment	406,303	-	406,303	-

	Total	$438,657,637	$93,363,874	$345,293,763	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-102

A-101

PACIFIC SELECT FUND

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2017 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2017.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2017.
#	Securities purchased on a when-issued basis.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 3C in Notes to Financial Statements).
l	Total shares owned by the Fund as of June 30, 2017 were less than one share.
>>	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Other Abbreviations:
ADR	American Depositary Receipt
CDI	Crest Depositary Interest
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The countries listed in the Schedules of Investments are based on country of risk (See Note 4 in Notes to Financial Statements under Investments and Risks—Foreign and Emerging Markets Investments).

The sectors listed in the Schedules of Investments are obtained from a third party source (that is not affiliated with the Trust or the investment adviser) believed to be reliable. Sector names and weightings could be different if obtained from another source.

See Notes to Financial Statements

A-102

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2017 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
ASSETS
Investments, at value	$201,522,844	$974,060,435	$179,444,030	$543,635,232	$624,594,345	$102,738,614
Repurchase agreements, at value	-	-	-	13,931,181	9,661,102	316,402
Cash	353,799	-	-	-	3,308	62,011
Cash (segregated for derivative investments)	-	-	-	427,000	377,000	17,000
Receivables:
Dividends and interest	1,600,071	5,373,303	2,862,309	383,235	977,182	51,186
Fund shares sold	14,145	235,781	5,636	119,839	-	86
Securities sold	-	-	1,878,676	-	-	132,661
Variation margin	-	-	-	2,295	4,740	-
Prepaid expenses and other assets	288	1,433	257	786	925	226
Total Assets	203,491,147	979,670,952	184,190,908	558,499,568	635,618,602	103,318,186
LIABILITIES
Payables:
Fund shares redeemed	14,770	-	19,977	-	29,451	1,946
Securities purchased	3,202,900	16,519,743	4,074,316	2,318,228	612,651	193,661
Due to custodian	-	-	67,982	372,567	-	-
Variation margin	-	-	-	-	-	925
Accrued advisory fees	27,449	112,064	32,537	60,272	67,484	11,926
Accrued support service expenses	3,087	15,192	2,745	4,795	5,712	1,297
Accrued custodian, and portfolio accounting and tax fees	41,110	198,021	70,996	35,509	42,573	22,881
Accrued shareholder report expenses	4,328	21,380	3,818	11,824	13,557	2,800
Accrued trustees’ fees and expenses and deferred compensation	1,750	9,474	1,751	5,071	6,056	1,348
Accrued other	7,031	19,984	6,605	31,227	34,812	10,586
Total Liabilities	3,302,425	16,895,858	4,280,727	2,839,493	812,296	247,370
NET ASSETS	$200,188,722	$962,775,094	$179,910,181	$555,660,075	$634,806,306	$103,070,816
NET ASSETS CONSIST OF:
Paid-in capital	$194,113,092	$880,755,447	$141,537,499	$307,643,345	$388,992,536	$51,164,582
Undistributed/accumulated earnings (deficit)	6,075,630	82,019,647	38,372,682	248,016,730	245,813,770	51,906,234
NET ASSETS	$200,188,722	$962,775,094	$179,910,181	$555,660,075	$634,806,306	$103,070,816
Shares outstanding, $.001 par value (unlimited shares authorized)	19,309,149	79,463,645	12,090,251	18,147,863	23,689,610	3,889,554
Net Asset Value Per Share	$10.37	$12.12	$14.88	$30.62	$26.80	$26.50

Investments, at cost	$201,577,192	$963,740,063	$174,964,881	$372,302,955	$539,595,506	$86,312,451
Repurchase agreements, at cost	-	-	-	13,931,181	9,661,102	316,402

See Notes to Financial Statements

B-1

PACIFIC SELECT FUND

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2017 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
ASSETS
Investments, at value	$179,311,999	$189,824,533	$438,251,334
Repurchase agreements, at value	1,382,078	-	406,303
Cash	49,890	93,071	58,288
Cash (segregated for derivative investments)	71,400	-	-
Foreign currency held, at value	-	499,781	1,336,671
Receivables:
Dividends and interest	295,746	666,181	2,746,743
Fund shares sold	-	-	6,110
Securities sold	20,081	102,168	8,432
Prepaid expenses and other assets	363	214	733
Total Assets	181,131,557	191,185,948	442,814,614
LIABILITIES
Payables:
Fund shares redeemed	24,447	2,123	17,339
Securities purchased	346,439	-	46,640
Due to custodian	-	34,598	-
Variation margin	3,627	-	-
Accrued advisory fees	20,754	65,011	76,728
Accrued support service expenses	2,241	2,336	7,593
Accrued custodian, and portfolio accounting and tax fees	29,358	76,197	67,115
Accrued shareholder report expenses	4,444	3,600	10,293
Accrued trustees’ fees and expenses and deferred compensation	2,107	1,424	4,620
Accrued foreign capital gains tax	-	146,015	-
Accrued other	14,675	6,428	12,683
Other liabilities	-	38	-
Total Liabilities	448,092	337,770	243,011
NET ASSETS	$180,683,465	$190,848,178	$442,571,603
NET ASSETS CONSIST OF:
Paid-in capital	$103,517,123	$166,204,279	$346,851,181
Undistributed/accumulated earnings (deficit)	77,166,342	24,643,899	95,720,422
NET ASSETS	$180,683,465	$190,848,178	$442,571,603
Shares outstanding, $.001 par value (unlimited Class P shares authorized)	7,572,062	11,700,862	25,243,190
Net Asset Value Per Share	$23.86	$16.31	$17.53

Investments, at cost	$160,945,443	$169,728,535	$392,916,939
Repurchase agreements, at cost	1,382,078	-	406,303
Foreign currency held, at cost	-	499,805	1,328,584

See Notes to Financial Statements

B-2

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	PD 1-3 Year Corporate Bond Portfolio	PD Aggregate Bond Index Portfolio	PD High Yield Bond Market Portfolio	PD Large-Cap Growth Index Portfolio	PD Large-Cap Value Index Portfolio	PD Small-Cap Growth Index Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$-	$-	$-	$3,892,970	$6,965,409	$599,494
Interest, net of foreign taxes withheld	1,740,388	11,541,259	4,970,979	1,104	2,144	412
Other	138	696	121	377	429	105
Total Investment Income	1,740,526	11,541,955	4,971,100	3,894,451	6,967,982	600,011

EXPENSES
Advisory fees	156,606	649,860	186,788	335,980	379,487	90,886
Support services expenses	5,414	26,952	4,821	15,104	17,527	4,139
Custodian fees and expenses	1,513	24,774	1,582	5,536	7,977	3,718
Portfolio accounting and tax fees	34,554	149,213	59,847	23,816	27,691	13,361
Shareholder report expenses	2,951	14,487	2,639	8,243	9,348	1,811
Legal and audit fees	3,357	16,650	3,013	9,294	10,862	2,585
Trustees’ fees and expenses	1,605	8,004	1,427	4,404	5,094	1,198
Transfer agency fees and expenses	3,119	3,119	3,120	3,118	3,100	3,100
Interest expense	26	13	-	207	366	177
Licensing fee	-	-	-	109,269	126,845	29,389
Other	638	3,527	567	3,412	3,996	935
Total Expenses	209,783	896,599	263,804	518,383	592,293	151,299
NET INVESTMENT INCOME (LOSS)	1,530,743	10,645,356	4,707,296	3,376,068	6,375,689	448,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	57,336	450,548	432,524	11,017,041	18,526,683	14,465,244
Futures contract transactions	-	-	-	442,277	527,208	27,319
Net Realized Gain (Loss)	57,336	450,548	432,524	11,459,318	19,053,891	14,492,563

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities	435,822	9,498,451	1,938,861	51,041,037	1,719,462	(3,551,916)
Futures contracts	-	-	-	(195,706)	64,518	11,033
Change in Net Unrealized Appreciation (Depreciation)	435,822	9,498,451	1,938,861	50,845,331	1,783,980	(3,540,883)
NET GAIN (LOSS)	493,158	9,948,999	2,371,385	62,304,649	20,837,871	10,951,680
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,023,901	$20,594,355	$7,078,681	$65,680,717	$27,213,560	$11,400,392

Foreign taxes withheld on dividends and interest	$-	$-	$-	$424	$2,473	$211

See Notes to Financial Statements

B-3

PACIFIC SELECT FUND

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2017 (Unaudited)

	PD Small-Cap Value Index Portfolio	PD Emerging Markets Portfolio	PD International Large-Cap Portfolio
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$1,956,933	$1,878,960	$8,618,433
Interest, net of foreign taxes withheld	481	580	475
Other	163	106	1,095
Total Investment Income	1,957,577	1,879,646	8,620,003

EXPENSES
Advisory fees	145,222	323,616	483,312
Support services expenses	6,550	4,149	13,637
Custodian fees and expenses	5,418	38,854	25,226
Portfolio accounting and tax fees	17,669	19,977	29,128
Shareholder report expenses	2,991	2,600	6,944
Legal and audit fees	4,211	2,566	8,503
Trustees’ fees and expenses	1,891	1,234	4,030
Transfer agency fees and expenses	3,100	3,118	3,128
Interest expense	343	501	951
Licensing fee	44,344	-	-
Other	1,472	949	3,125
Total Expenses	233,211	397,564	577,984
NET INVESTMENT INCOME (LOSS)	1,724,366	1,482,082	8,042,019

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net Realized Gain (Loss) on:
Investment security transactions	20,210,548	(1,602,726)	12,318,736
Futures contract transactions	89,773	6,461	(1,012,167)
Foreign currency transactions	-	(83,226)	118,844
Net Realized Gain (Loss)	20,300,321	(1,679,491)	11,425,413

Change in Net Unrealized Appreciation (Depreciation) on:
Investment securities (1)	(22,542,529)	25,421,624	40,126,518
Futures contracts	43,815	-	-
Foreign currencies	-	(1,823)	175,072
Change in Net Unrealized Appreciation (Depreciation)	(22,498,714)	25,419,801	40,301,590
NET GAIN (LOSS)	(2,198,393)	23,740,310	51,727,003
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($474,027)	$25,222,392	$59,769,022

Foreign taxes withheld on dividends and interest	$454	$287,152	$1,031,603

(1)	Change in net unrealized appreciation (depreciation) on investment securities for the PD Emerging Markets Portfolio is net of decrease in deferred foreign capital gains tax of $77,550.

See Notes to Financial Statements

B-4

PACIFIC SELECT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016	Period Ended June 30, 2017 (1)	Year Ended December 31, 2016
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
OPERATIONS
Net investment income (loss)	$1,530,743	$2,476,689	$10,645,356	$18,366,249	$4,707,296	$8,806,456
Net realized gain (loss)	57,336	(248,749)	450,548	(176,165)	432,524	(3,683,782)
Change in net unrealized appreciation (depreciation)	435,822	725,445	9,498,451	186,620	1,938,861	17,305,673
Net Increase (Decrease) in Net Assets Resulting from Operations	2,023,901	2,953,385	20,594,355	18,376,704	7,078,681	22,428,347

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	23,708,682	17,907,590	96,609,881	85,055,123	17,805,639	12,703,944
Cost of shares repurchased	(775,214)	(12,342,224)	(23,325,330)	(51,436,994)	(1,780,629)	(10,433,954)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	22,933,468	5,565,366	73,284,551	33,618,129	16,025,010	2,269,990
NET INCREASE (DECREASE) IN NET ASSETS	24,957,369	8,518,751	93,878,906	51,994,833	23,103,691	24,698,337

NET ASSETS
Beginning of Year or Period	175,231,353	166,712,602	868,896,188	816,901,355	156,806,490	132,108,153
End of Year or Period	$200,188,722	$175,231,353	$962,775,094	$868,896,188	$179,910,181	$156,806,490

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
OPERATIONS
Net investment income (loss)	$3,376,068	$6,481,625	$6,375,689	$13,221,049	$448,712	$988,471
Net realized gain (loss)	11,459,318	5,706,253	19,053,891	24,437,075	14,492,563	1,376,765
Change in net unrealized appreciation (depreciation)	50,845,331	17,784,803	1,783,980	45,284,232	(3,540,883)	12,638,670
Net Increase (Decrease) in Net Assets Resulting from Operations	65,680,717	29,972,681	27,213,560	82,942,356	11,400,392	15,003,906

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	41,493,956	29,432,302	60,799,762	29,140,242	1,867,456	17,527,925
Cost of shares repurchased	(21,720,423)	(23,470,636)	(17,986,791)	(53,725,425)	(47,955,556)	(7,793,315)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,773,533	5,961,666	42,812,971	(24,585,183)	(46,088,100)	9,734,610
NET INCREASE (DECREASE) IN NET ASSETS	85,454,250	35,934,347	70,026,531	58,357,173	(34,687,708)	24,738,516

NET ASSETS
Beginning of Year or Period	470,205,825	434,271,478	564,779,775	506,422,602	137,758,524	113,020,008
End of Year or Period	$555,660,075	$470,205,825	$634,806,306	$564,779,775	$103,070,816	$137,758,524

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
OPERATIONS
Net investment income (loss)	$1,724,366	$3,842,222	$1,482,082	$2,208,033	$8,042,019	$11,650,973
Net realized gain (loss)	20,300,321	5,084,659	(1,679,491)	(3,857,886)	11,425,413	(5,761,298)
Change in net unrealized appreciation (depreciation)	(22,498,714)	46,006,013	25,419,801	15,385,276	40,301,590	7,821,758
Net Increase (Decrease) in Net Assets Resulting from Operations	(474,027)	54,932,894	25,222,392	13,735,423	59,769,022	13,711,433

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	5,653,587	39,915,629	44,828,661	7,518,603	12,603,471	46,862,196
Cost of shares repurchased	(52,119,388)	(13,196,727)	(6,752,954)	(8,062,110)	(70,989,213)	(17,166,427)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(46,465,801)	26,718,902	38,075,707	(543,507)	(58,385,742)	29,695,769
NET INCREASE (DECREASE) IN NET ASSETS	(46,939,828)	81,651,796	63,298,099	13,191,916	1,383,280	43,407,202

NET ASSETS
Beginning of Year or Period	227,623,293	145,971,497	127,550,079	114,358,163	441,188,323	397,781,121
End of Year or Period	$180,683,465	$227,623,293	$190,848,178	$127,550,079	$442,571,603	$441,188,323

(1)	Unaudited.

See Notes to Financial Statements

B-5

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (1)

Selected per share, ratios and supplemental data for each year or period ended were as follows:

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD 1-3 Year Corporate Bond
2017 (7)	$10.25	$0.08	$0.04	$0.12	$-	$-	$-	$10.37	0.23%	0.23%	1.66%	1.11%	$200,189	35%
2016	10.07	0.15	0.03	0.18	-	-	-	10.25	0.23%	0.23%	1.47%	1.80%	175,231	57%
2015	10.01	0.12	(0.06)	0.06	-	-	-	10.07	0.23%	0.23%	1.15%	0.65%	166,713	52%
04/30/2014 - 12/31/2014	10.00	0.05	(0.04)	0.01	-	-	-	10.01	0.24%	0.24%	0.75%	0.08%	151,013	21%
PD Aggregate Bond Index
2017 (7)	$11.85	$0.14	$0.13	$0.27	$-	$-	$-	$12.12	0.20%	0.20%	2.32%	2.24%	$962,775	32%
2016	11.58	0.26	0.01	0.27	-	-	-	11.85	0.20%	0.20%	2.18%	2.34%	868,896	52%
2015	11.54	0.24	(0.20)	0.04	-	-	-	11.58	0.19%	0.19%	2.10%	0.39%	816,901	69%
2014	10.89	0.23	0.42	0.65	-	-	-	11.54	0.20%	0.20%	2.06%	5.90%	743,210	71%
2013	11.16	0.19	(0.46)	(0.27)	-	-	-	10.89	0.20%	0.20%	1.75%	(2.43%)	653,392	61%
2012	10.92	0.22	0.20	0.42	(0.17)	(0.01)	(0.18)	11.16	0.21%	0.17%	1.97%	3.94%	409,461	72%
PD High Yield Bond Market
2017 (7)	$14.25	$0.42	$0.21	$0.63	$-	$-	$-	$14.88	0.32%	0.32%	5.74%	4.44%	$179,910	13%
2016	12.20	0.80	1.25	2.05	-	-	-	14.25	0.34%	0.34%	6.06%	16.79%	156,806	23%
2015	12.81	0.75	(1.36)	(0.61)	-	-	-	12.20	0.35%	0.35%	5.85%	(4.74%)	132,108	42%
2014	12.53	0.73	(0.45)	0.28	-	-	-	12.81	0.33%	0.33%	5.63%	2.19%	164,941	11%
2013	11.74	0.74	0.05	0.79	-	-	-	12.53	0.37%	0.36%	6.14%	6.73%	132,566	54%
2012	10.96	0.81	0.80	1.61	(0.76)	(0.07)	(0.83)	11.74	0.39%	0.34%	6.90%	14.91%	109,846	38%
PD Large-Cap Growth Index
2017 (7)	$26.90	$0.19	$3.53	$3.72	$-	$-	$-	$30.62	0.20%	0.20%	1.32%	13.83%	$555,660	16%
2016	25.16	0.37	1.37	1.74	-	-	-	26.90	0.17%	0.17%	1.46%	6.91%	470,206	16%
2015	23.87	0.34	0.95	1.29	-	-	-	25.16	0.16%	0.16%	1.39%	5.40%	434,271	18%
2014	21.14	0.32	2.41	2.73	-	-	-	23.87	0.17%	0.17%	1.42%	12.90%	383,325	13%
2013	15.88	0.27	4.99	5.26	-	-	-	21.14	0.18%	0.17%	1.48%	33.17%	292,573	14%
2012	13.97	0.27	1.84	2.11	(0.20)	-	(0.20)	15.88	0.18%	0.17%	1.72%	15.02%	171,268	17%
PD Large-Cap Value Index
2017 (7)	$25.63	$0.29	$0.88	$1.17	$-	$-	$-	$26.80	0.20%	0.20%	2.19%	4.56%	$634,806	15%
2016	21.90	0.59	3.14	3.73	-	-	-	25.63	0.16%	0.16%	2.55%	17.00%	564,780	25%
2015	22.76	0.51	(1.37)	(0.86)	-	-	-	21.90	0.16%	0.16%	2.29%	(3.77%)	506,423	19%
2014	20.11	0.45	2.20	2.65	-	-	-	22.76	0.16%	0.16%	2.13%	13.19%	474,521	15%
2013	15.21	0.39	4.51	4.90	-	-	-	20.11	0.17%	0.17%	2.16%	32.23%	364,818	13%
2012	13.72	0.37	1.93	2.30	(0.28)	(0.53)	(0.81)	15.21	0.18%	0.17%	2.48%	17.17%	217,539	16%
PD Small-Cap Growth Index
2017 (7)	$24.11	$0.09	$2.30	$2.39	$-	$-	$-	$26.50	0.23%	0.23%	0.69%	9.90%	$103,071	23%
2016	21.67	0.18	2.26	2.44	-	-	-	24.11	0.20%	0.20%	0.81%	11.27%	137,759	40%
2015	22.02	0.13	(0.48)	(0.35)	-	-	-	21.67	0.19%	0.19%	0.55%	(1.60%)	113,020	36%
2014	20.90	0.10	1.02	1.12	-	-	-	22.02	0.21%	0.21%	0.50%	5.39%	91,325	37%
2013	14.62	0.10	6.18	6.28	-	-	-	20.90	0.22%	0.21%	0.55%	42.88%	67,614	44%
2012	13.73	0.18	1.78	1.96	(0.18)	(0.89)	(1.07)	14.62	0.27%	0.21%	1.22%	14.30%	41,135	79%
PD Small-Cap Value Index
2017 (7)	$23.76	$0.20	($0.10)	$0.10	$-	$-	$-	$23.86	0.22%	0.22%	1.66%	0.43%	$180,683	27%
2016	18.09	0.42	5.25	5.67	-	-	-	23.76	0.19%	0.19%	2.13%	31.35%	227,623	35%
2015	19.56	0.38	(1.85)	(1.47)	-	-	-	18.09	0.19%	0.19%	2.00%	(7.50%)	145,971	31%
2014	18.80	0.36	0.40	0.76	-	-	-	19.56	0.19%	0.19%	1.91%	4.00%	138,346	32%
2013	14.00	0.32	4.48	4.80	-	-	-	18.80	0.21%	0.21%	1.92%	34.35%	102,087	41%
2012	12.63	0.38	1.85	2.23	(0.33)	(0.53)	(0.86)	14.00	0.26%	0.21%	2.73%	17.62%	62,297	63%

See Notes to Financial Statements	See explanation of references on B-7

B-6

PACIFIC SELECT FUND

FINANCIAL HIGHLIGHTS (Continued)

Selected per share, ratios and supplemental data for each year or period ended were as follows

Portfolio	Selected Per Share Data								Ratio to Average Net Assets			Supplemental Data
		Investment Operations			Distributions (3)
For the Year or Period Ended (2)	Net Asset Value, Beginning of Year or Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total	Net Investment Income	Capital Gains	Total	Net Asset Value, End of Year or Period	Expenses Before Reductions (4)	Expenses After Reductions (4), (5)	Net Investment Income (Loss) (4)	Total Returns (6)	Net Assets, End of Year or Period (in thousands)	Portfolio Turnover Rates
PD Emerging Markets
2017 (7)	$13.65	$0.15	$2.51	$2.66	$-	$-	$-	$16.31	0.53%	0.53%	1.98%	19.48%	$190,848	6%
2016	12.20	0.24	1.21	1.45	-	-	-	13.65	0.58%	0.58%	1.78%	11.93%	127,550	13%
2015	14.51	0.24	(2.55)	(2.31)	-	-	-	12.20	0.62%	0.62%	1.74%	(15.96%)	114,358	25%
2014	14.79	0.28	(0.56)	(0.28)	-	-	-	14.51	0.59%	0.59%	1.85%	(1.88%)	115,450	12%
2013	15.25	0.24	(0.70)	(0.46)	-	-	-	14.79	0.69%	0.69%	1.66%	(3.00%)	90,717	1%
2012	13.32	0.22	2.07	2.29	(0.21)	(0.15)	(0.36)	15.25	0.86%	0.86%	1.56%	17.42%	51,453	3%
PD International Large-Cap
2017 (7)	$15.41	$0.29	$1.83	$2.12	$-	$-	$-	$17.53	0.25%	0.25%	3.51%	13.76%	$442,572	7%
2016	14.94	0.42	0.05	0.47	-	-	-	15.41	0.26%	0.26%	2.83%	3.14%	441,188	6%
2015	15.43	0.40	(0.89)	(0.49)	-	-	-	14.94	0.26%	0.26%	2.56%	(3.14%)	397,781	6%
2014	16.30	0.49	(1.36)	(0.87)	-	-	-	15.43	0.27%	0.27%	3.03%	(5.34%)	348,426	4%
2013	13.54	0.40	2.36	2.76	-	-	-	16.30	0.28%	0.28%	2.68%	20.39%	272,089	1%
2012	11.82	0.37	1.66	2.03	(0.31)	-	(0.31)	13.54	0.37%	0.30%	2.90%	17.12%	174,368	2%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For Funds that commenced operations after January 1, 2012, the first date reported represents the commencement date of operations for that Fund.
(3)	Since January 1, 2013, no dividends and capital gains distributions have been made by the Funds under the current dividend and distribution policy (see Note 2B in Note to Financial Statements).
(4)	The ratios for periods of less than one full year are annualized.
(5)	The ratios of expenses after expense reductions to average daily net assets are after adviser expense reimbursements, if any. The investment adviser to the Trust reimbursed certain operating expenses under the expense limitation agreements and such agreements expired on April 30, 2013. The PD Aggregate Bond Index, PD Large-Cap Value Index, and PD Small-Cap Value Index Portfolios had expense reimbursements for the year ended December 31, 2013 that are not reflected in the above table due to rounding.
(6)	Total returns for periods of less than one full year are not annualized.
(7)	Unaudited for the six-month period ended June 30, 2017.

See Notes to Financial Statements

B-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

Pacific Select Fund (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company. The Trust was organized on May 4, 1987 as a Massachusetts business trust (the “Massachusetts Trust”), and was reorganized as a Delaware statutory trust on June 30, 2016. In connection with other actions taken to accomplish the reorganization, the Massachusetts Trust, as sole initial shareholder of each Fund of the Trust, approved all material agreements of the Trust, including the investment advisory and sub-advisory agreements. These agreements were also approved by the initial Trustees of the Trust, who served as the Trustees of the Massachusetts Trust prior to the reorganization.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. As of June 30, 2017, the Trust was comprised of fifty-seven separate funds, nine of which are presented in these financial statements (each individually a “Fund,” and collectively the “Funds” or the “Pacific Dynamix Underlying Funds”): PD 1-3 Year Corporate Bond Portfolio, PD Aggregate Bond Index Portfolio, PD High Yield Bond Market Portfolio, PD Large-Cap Growth Index Portfolio, PD Large-Cap Value Index Portfolio, PD Small-Cap Growth Index Portfolio, PD Small-Cap Value Index Portfolio, PD Emerging Markets Portfolio, and PD International Large-Cap Portfolio.

The Pacific Dynamix Underlying Funds currently offer Class P shares only.

Presently, only the Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, and Pacific Dynamix — Growth Portfolios (collectively, the “Pacific Dynamix Portfolios”) and the Investment Adviser and certain of its affiliates can invest in the Pacific Dynamix Underlying Funds.

There is a separate semi-annual report containing the financial statements for the Pacific Dynamix Portfolios, which is available without charge. For information on how to obtain the semi-annual report for the Pacific Dynamix Portfolios, see the Where to Go for More Information section of this report on page D-2.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to the Investment Companies Topic of U.S. GAAP.

Effective January 1, 2017, the Trust implemented Accounting Standards Update (“ASU”) No. 2016-19, Technical Corrections and Improvements issued by the Financial Accounting Standards Board (“FASB”). This ASU made technical changes to various sections of the accounting standards codification (“ASC”), including modifications to Topic 820, Fair Value Measurement and requires disclosure of reason(s) for the change in valuation approach and valuation technique. Changes in valuation approach and valuation technique, if any, are disclosed in Note 3D.

A. INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are recorded on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis as well as certain loan transactions and mortgage securities (such as Government National Mortgage Association (“GNMA”) securities) may be settled a month or more after the trade date. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities, which are recorded as soon as a Fund is informed of the ex-dividend date or upon receipt of the dividend. A Fund’s estimated components of distributions received from real estate investment trusts may be considered income, return of capital distributions or capital gain distributions. Return of capital distributions are recorded as a reduction of cost of the related investments. Interest income, adjusted for amortization of premium and accretion of discount, is recorded daily on an accrual basis. Investment income is recorded net of foreign taxes withheld, if any. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and reclaims as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which that Fund invests. Consent fees, which are compensation for agreeing to changes in the terms of debt instruments, are recorded as interest income when received. Realized gains and losses from investment transactions are recorded on the basis of identified cost. Gains and losses realized on principal paydowns from mortgage-backed and asset-backed securities are recorded as interest income. Litigation settlements on securities that were previously held are recorded as realized gains on investment securities.

B. DISTRIBUTIONS TO SHAREHOLDERS

Each Pacific Dynamix Underlying Fund presented in these financial statements is treated as a partnership for Federal income tax purposes. As partnerships, none of these Funds are required to distribute taxable income and capital gains (see Note 10). No dividend and capital gain distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy.

C. FOREIGN CURRENCY TRANSLATION

The Trust’s accounting records are maintained in U.S. dollars. The market value of investments and other assets and liabilities, which are denominated in non-U.S. currencies, are translated into U.S. dollars based on the applicable exchange rates at the end of each business day. Purchases and sales of investments and income and expenses, denominated in foreign currencies, are translated into U.S. dollars at the exchange rates in effect on the transaction date.

None of the Funds separately report the effect of changes in foreign exchange rates from changes in market prices of investments held. Such changes are included with the net realized gain or loss and change in net unrealized appreciation or depreciation on investments. Other foreign

C-1

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

currency transactions resulting in realized and unrealized gain or loss, if any, are reported separately as net realized gain or loss on foreign currency transactions and change in net unrealized appreciation or depreciation on foreign currencies.

D. EXPENSE ALLOCATION

General expenses of the Trust are allocated to each Fund in proportion to its relative average daily net assets. Expenses directly attributable to a particular Fund are charged directly to that Fund.

E. OFFERING COSTS

A new Fund bears all costs (or the applicable pro-rata share if there is more than one new Fund) associated with the offering expenses of the Fund including legal, printing, and support services (see Notes 6 and 7A). All such costs are amortized as an expense of the new Fund on a straight-line basis over twelve months from commencement of operations.

F. NEW PRONOUNCEMENTS

On October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) adopted new rules (the “Reporting Rules”) and amended existing rules (the “Amended Rules”) intended to modernize reporting and enhance the disclosure of information for most registered investment companies. The Amended Rules relate to Regulation S-X, which will modify the form and content of the financial statements of the Trust effective August 1, 2017. For the Trust, the effective date of the Reporting Rules will be June 1, 2018. At this time, management is evaluating the implications of the Reporting Rules and determining their impact on the Trust’s financial statements and accompanying notes.

On March 30, 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities, that would require that the premium associated with the purchase of callable debt securities be amortized to the earliest call date and no longer amortized through the contractual life of the instrument. The changes are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of this ASU and its impact on the financial statements.

3. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 3B and 3C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares. The price per share of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the SEC), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

C-2

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or the last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures Contracts, Option Contracts, and Swap Agreements

Exchange traded futures contracts, option contracts, and swap agreements are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts, option contracts, and swap agreements for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective published NAVs.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, last reported sale/trade prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of Pacific Life Insurance Company and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

● Level 1 –	Quoted prices (unadjusted) in active markets for identical investments
● Level 2 –	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
● Level 3 –	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical

C-3

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

research service approved by the Board (as described in Note 3C) and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. Transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2017, as categorized under the three-tier hierarchy of inputs, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic, and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

C-4

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short-term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

4. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

C-5

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations, and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The Funds may face potential risks associated with the United Kingdom’s vote on June 23, 2016 to leave the European Union (the “EU”), commonly referred to as “Brexit.” There are considerable uncertainties about the repercussions resulting from Brexit, including the impact on trade agreements, regulations, and treaties. Brexit is expected to occur within the next two years, but the exact time frame is unknown and may change. Brexit may also increase the likelihood that other EU members may decide to leave the EU. These potential consequences may result in increased market volatility and illiquidity in the United Kingdom, the EU and other financial markets, as well as slower economic growth and fluctuations in exchange rates. Any of these events may have a significant adverse effect on global markets and economies, which in turn could negatively impact the value of the Funds’ investments.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

C-6

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Investment Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that the Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to the Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments, repurchase agreements, securities lending transactions, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/or the manager of the Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

5. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

C-7

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Interest Rate Risk – A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues, and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk – Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions, and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

Credit and Counterparty Risk – Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to the Funds by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts – A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin is deposited with a futures broker upon entering into futures contracts and can be funded with either cash or securities, in accordance with the initial margin requirements of the broker or the exchange. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

C-8

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

During the reporting period, the following Funds entered into futures contracts for the reasons described: The PD Large-Cap Growth Index, PD Large-Cap Value Index, PD Small-Cap Growth Index, PD Small-Cap Value Index, PD Emerging Markets, and PD International Large-Cap Portfolios utilized futures to provide market exposure proportionate to the size of each Fund’s cash flows and residual cash balances.

Forward Foreign Currency Contracts – A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. The market value of a Forward Contract fluctuates with changes in foreign currency rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

None of the Funds presented in these financial statements held forward foreign currency contracts as of June 30, 2017.

The following is a summary of the location of fair value amounts of derivative investments, if any, disclosed in the Trust’s Statements of Assets and Liabilities:

Location on the Statements of Assets and Liabilities
Derivative Investments Risk Type	Asset Derivative Investments	Liability Derivative Investments
Equity contracts	Receivable: Variation margin	Payable: Variation margin

The following is a summary of fair values of investments in equity futures contracts disclosed in the Trust’s Statements of Assets and Liabilities, as of June 30, 2017:

	Total Value of Equity Contracts* as of June 30, 2017
Portfolio	Assets	Liabilities
PD Large-Cap Growth Index	$-	($184,973)
PD Large-Cap Value Index	12,918	(28,742)
PD Small-Cap Growth Index	4,598	-
PD Small-Cap Value Index	8,907	-

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Notes to Schedules of Investments.

The following is a summary of the location of realized gains and losses and changes in net unrealized appreciation and depreciation of derivative investments, if any, disclosed in the Trust’s Statements of Operations:

Derivative Investment Risk Type	Location of Gain (Loss) on Derivative Investments Recognized in the Statements of Operations
Equity contracts	Net realized gain (loss) on futures contract transactions Change in net unrealized appreciation (depreciation) on futures contracts
Foreign currency contracts	Net realized gain (loss) on foreign currency transactions

The following is a summary of each Fund’s realized gain and/or loss and change in net unrealized appreciation and/or depreciation on derivative investments recognized in the Trust’s Statements of Operations categorized by primary risk exposure for the period ended June 30, 2017:

	Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Equity Contracts	Equity Contracts
PD Large-Cap Growth Index	$442,277	($195,706)
PD Large-Cap Value Index	527,208	64,518
PD Small-Cap Growth Index	27,319	11,033
PD Small-Cap Value Index	89,773	43,815
PD Emerging Markets	6,461	-
PD International Large-Cap	(1,012,167)	-

The following is a summary of the average number of positions and values of futures contracts for the period ended June 30, 2017:

	Average Derivative Positions and Value of Futures Contracts
Portfolio	Number of Positions	Value
PD Large-Cap Growth Index	2	($55,436)
PD Large-Cap Value Index	2	(32,629)
PD Small-Cap Growth Index	1	4,404
PD Small-Cap Value Index	1	(2,503)

The table shown above and the amounts of net realized gains and losses and changes in net unrealized appreciation and depreciation on derivative investments as disclosed in the Statements of Operations serve as indicators of volume of futures contracts for each applicable Fund for the period ended June 30, 2017.

C-9

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements – Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/ moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative transactions are covered under tri-party collateral agreements between the Trust, the Trust’s custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

Certain Funds held financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements). Certain Funds presented in these financial statements had investments in repurchase agreements. The gross value and related collateral for these investments are presented in each applicable Fund’s Schedule of Investments and the value of these investments is also presented in the Statements of Assets and Liabilities. The value of the related collateral held by each applicable Fund presented in these financial statements exceeded the value of the repurchase agreements as of June 30, 2017.

6. INVESTMENT ADVISORY, SUPPORT SERVICES, AGENCY, AND DISTRIBUTION AGREEMENTS

Pursuant to an Investment Advisory Agreement, PLFA, a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”), serves as Investment Adviser to the Trust. PLFA has retained other investment management firms to sub-advise each Fund presented in these financial statements, as discussed later in this section. PLFA receives investment advisory fees from each Fund which are based on the following annual percentages of the average daily net assets of each Fund:

Portfolio	Rate	Portfolio	Rate
PD 1-3 Year Corporate Bond	0.20% on first $50 million 0.19% on next $50 million 0.14% on excess	PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	0.14% on first $300 million 0.12% on excess
PD Aggregate Bond Index	0.16% on first $50 million 0.15% on next $50 million 0.14% on excess	PD Emerging Markets	0.60% on first $50 million 0.35% on excess
PD High Yield Bond Market	0.35% on first $50 million 0.22% on next $50 million 0.14% on excess	PD International Large-Cap	0.25% on first $100 million 0.20% on excess

Pursuant to Sub-Advisory Agreements, the Trust and PLFA engage various investment management firms under PLFA’s supervision to sub-advise each of the Funds presented in these financial statements. PLFA, as Investment Adviser to each Fund of the Trust, pays management fees to these sub-advisers as compensation for their sub-advisory services provided to the Trust. As of June 30, 2017, the following firms serve as sub-advisers for their respective Funds:

Portfolio	Sub-Adviser
PD 1-3 Year Corporate Bond PD Aggregate Bond Index PD High Yield Bond Market	SSGA Funds Management, Inc.
PD Large-Cap Growth Index PD Large-Cap Value Index PD Small-Cap Growth Index PD Small-Cap Value Index	BlackRock Investment Management, LLC
PD Emerging Markets PD International Large-Cap	Dimensional Fund Advisors LP

C-10

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Pursuant to an Agreement for Administration and Support Services (the “Administration Agreement”), Pacific Life and PLFA provide support services to the Trust that are outside the scope of the Investment Adviser’s responsibilities under the Advisory Agreement. Under the Administration Agreement, the Trust compensates Pacific Life and PLFA for their expenses in providing support services to the Trust in connection with various matters, including the expense of registering and qualifying the Trust on state and Federal levels, providing legal, compliance, accounting, tax, chief compliance officer services, and on-going compliance, maintaining the Trust’s legal existence, shareholders’ meetings and expenses associated with preparing, printing and distributing reports, proxies and prospectuses to existing shareholders. The Trust reimburses Pacific Life and PLFA for these support services on an approximate cost basis.

Pursuant to a Transfer Agency and Service Agreement, State Street Bank and Trust Company serves as transfer agent for all Class P shares of the Pacific Dynamix Underlying Funds and is compensated by the Trust for these services.

7. TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES AND EXPENSES FOR SUPPORT SERVICES

The Investment Adviser and Pacific Life are related parties. The advisory fees earned by the Investment Adviser and expenses for support services recovered by PLFA and Pacific Life (see Note 6) from each Fund presented in these financial statements for the period ended June 30, 2017 are presented in the Statements of Operations. The amounts of each of these fees that remained payable as of June 30, 2017 are presented in the Statements of Assets and Liabilities.

B. INDEPENDENT TRUSTEES

The Trust pays each independent trustee of the Board retainer fees and specified amounts for various Board and committee services and for chairing those committees. The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations. Each independent trustee of the Board is eligible to participate in the Trust’s Deferred Compensation Plan (the “Plan”). The Plan allows each independent trustee to voluntarily defer receipt of all or a percentage of fees, which otherwise would be payable for services performed. Amounts in the deferral account are obligations of each Fund at the time of such deferral and are payable in accordance with the Plan. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain Funds in the Pacific Funds Series Trust. Pacific Funds Series Trust is a Delaware statutory trust and is registered under the 1940 Act as an open-end management investment company. PLFA is the Investment Adviser to Pacific Funds Series Trust. An independent trustee who defers compensation has the option to select credit rate options that track the performance, at NAV without a sales load, of Class A and/or Class P shares of the corresponding series of the Pacific Funds Series Trust. The obligation of each Fund under the Plan (the “DCP Liability”) is recorded as a liability (accrued trustees’ fees and expenses and deferred compensation). Accordingly, the market value appreciation or depreciation on a Fund’s DCP Liability account will cause the expenses of that Fund to increase or decrease due to market fluctuation. The change in net unrealized appreciation or depreciation on a Fund’s DCP Liability account is recorded as an increase or decrease to expenses (trustees’ fees and expenses). For the period ended June 30, 2017, such expenses increased by $1,880 for all applicable Funds presented in these financial statements as a result of the market value appreciation on such accounts. As of June 30, 2017, the total amount in the DCP Liability accounts for all applicable Funds presented in these financial statements was $21,421.

C. OFFICERS OF THE TRUST

All officers of the Trust are also officers of Pacific Life and/or PLFA and received no compensation from the Trust.

D. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the trustees which provides that the Trust will indemnify and hold harmless each trustee against any expenses actually and reasonably incurred by any trustee in any proceeding arising out of or in connection with the trustee’s services to the Trust, to the fullest extent permitted by the Trust’s Declaration of Trust and By-Laws, the general trust law of the State of Delaware, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. In the normal course of business, the Trust enters into contracts with service providers and others that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements and agreements is dependent on future claims that may be made against the Trust and/ or the trustees and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

E. INTERFUND TRANSACTIONS

In accordance with Rule 17a-7 under the 1940 Act and applicable Trust policies and procedures, purchase and sale transactions may be conducted between a Fund of the Trust and another Fund of the Trust or certain affiliates of the Trust if conducted at the independent “current market price” (the last sales price, intra-day price, or average of highest bid/lowest offer, as applicable) on a commission-free basis with no remuneration paid in connection with the transaction (other than cash payment against prompt delivery). At the quarterly Board meeting subsequent to the purchase and sale transactions taking place, the Board will be asked to determine that the transactions were conducted in compliance with applicable Trust policies and procedures.

For the period ended June 30, 2017, the purchase and sale transactions with an affiliated Fund conducted in compliance with Rule 17a-7 under the 1940 Act are summarized in the following table:

Portfolio	Purchases	Sales	Net Realized Gain (Loss)
PD Large-Cap Growth Index	$12,034,547	$2,629,591	$363,661
PD Large-Cap Value Index	11,894,539	1,113,019	(136,333)
PD Small-Cap Growth Index	1,609,594	3,476,114	255,636
PD Small-Cap Value Index	861,839	4,092,850	997,284

C-11

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

8. COMMITTED LINE OF CREDIT

The Trust has an unsecured $75,000,000 committed revolving line of credit agreement with State Street Bank and Trust Company (the “Bank”), which is renewed annually. The interest rate on borrowing under the line of credit agreement is the higher of the Federal Funds effective rate or the One-Month London Interbank Offered Rates (“LIBOR”) rate, plus 1.25%. The Trust pays the Bank a commitment fee equal to 0.25% per annum on the daily unused portion of the committed line of credit, up to an annual maximum of $187,500. As of June 30, 2017, the actual interest rate on borrowing by the Trust was 2.47%. The committed line of credit will expire on August 24, 2018 unless renewed and is available to all Funds presented in these financial statements except the PD 1-3 Year Corporate Bond, PD Aggregate Bond Index, and PD High Yield Bond Market Portfolios. The commitment fees and interest incurred by each applicable Fund presented in these financial statements are recorded as an expense. The commitment fees are allocated to each applicable Fund in proportion to its relative average daily net assets and the interest expenses are charged directly to the applicable Fund. During the reporting period, the weighted average interest rate and the average dollar amount of borrowings on the days that each applicable Fund had a loan outstanding were as follows:

Portfolio	Weighted Average Interest Rate	Average Dollar Amount of Borrowing
PD Large-Cap Growth Index	2.02%	$143,785
PD Small-Cap Value Index	2.09%	378,201
PD Emerging Markets	2.09%	157,442
PD International Large Cap	2.15%	123,966

As of June 30, 2017, the PD Emerging Markets Portfolio had loans outstanding in the amount of $34,598. No other Funds presented in these financial statements had a loan outstanding in connection with this revolving line of credit agreement as of June 30, 2017.

9. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments (excluding short-term investments) for the period ended June 30, 2017, are summarized in the following table:

	U.S. Government Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$6,465,469	$6,465,977
PD Aggregate Bond Index	324,171,344	261,950,742

	Other Securities
Portfolio	Purchases	Sales
PD 1-3 Year Corporate Bond	$83,510,211	$57,607,081
PD Aggregate Bond Index	56,305,287	32,944,026
PD High Yield Bond Market	42,521,296	21,489,552
PD Large-Cap Growth Index	97,734,660	82,168,872
PD Large-Cap Value Index	138,433,416	85,278,745

	Other Securities
Portfolio	Purchases	Sales
PD Small-Cap Growth Index	$29,748,603	$74,164,853
PD Small-Cap Value Index	54,895,515	98,972,434
PD Emerging Markets	48,173,053	9,422,037
PD International Large-Cap	29,516,292	80,838,005

10. FEDERAL INCOME TAX INFORMATION

Each Pacific Dynamix Underlying Fund is treated as a partnership for Federal income tax purposes. A Fund that is treated as a partnership for Federal income tax purposes is not subject to income tax; and any income, gains, losses, deductions, and credits of the Fund are instead “passed through” pro rata to the insurance companies whose separate accounts invest in the Fund and retain the same character for Federal income tax purposes. An insurance company may benefit from this tax treatment. No dividends and capital gains distributions have been made by the Pacific Dynamix Underlying Funds under the current dividend and distribution policy since partnerships are not required to distribute taxable income and capital gains for Federal income tax purposes (see Note 2B).

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of June 30, 2017, were as follows:

		Gross	Gross	Net
Portfolio	Total Cost of Investments on Tax Basis (1)	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Unrealized Appreciation on Investments
PD 1-3 Year Corporate Bond	$201,262,558	$625,773	($365,487)	$260,286
PD Aggregate Bond Index	963,750,698	15,711,014	(5,401,277)	10,309,737
PD High Yield Bond Market	175,043,832	7,543,126	(3,142,928)	4,400,198
PD Large-Cap Growth Index	386,279,745	174,988,865	(3,702,197)	171,286,668
PD Large-Cap Value Index	550,508,919	105,855,832	(22,109,304)	83,746,528
PD Small-Cap Growth Index	86,863,847	19,622,047	(3,430,878)	16,191,169
PD Small-Cap Value Index	162,858,633	27,547,545	(9,712,101)	17,835,444
PD Emerging Markets	169,745,873	31,540,914	(11,462,254)	20,078,660
PD International Large-Cap	393,886,621	70,419,237	(25,648,221)	44,771,016

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Statements of Assets and Liabilities is primarily due to wash sale loss deferrals.

C-12

PACIFIC SELECT FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Each Fund recognizes the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax liability for unrecognized tax benefits with a corresponding income tax expense. Management has analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions and has determined that no provision for income tax is required in the financial statements. Each Fund remains subject to examination by Federal and State tax authorities for the returns filed for tax years ended as of and after December 31, 2012.

11. SHARES OF BENEFICIAL INTEREST

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value unless otherwise determined by the trustees of the Board. Changes in shares of beneficial interest of each Fund for the period ended June 30, 2017 and the year ended December 31, 2016, were as follows:

	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016	Period Ended June 30, 2017	Year Ended December 31, 2016
	PD 1-3 Year Corporate Bond Portfolio		PD Aggregate Bond Index Portfolio		PD High Yield Bond Market Portfolio
Class P
Shares sold	2,294,983	1,748,200	8,072,004	7,073,288	1,207,464	973,507
Shares repurchased	(75,017)	(1,209,357)	(1,928,930)	(4,297,485)	(122,095)	(797,492)
Net increase (decrease)	2,219,966	538,843	6,143,074	2,775,803	1,085,369	176,015
Shares outstanding, beginning of year or period	17,089,183	16,550,340	73,320,571	70,544,768	11,004,882	10,828,867
Shares outstanding, end of year or period	19,309,149	17,089,183	79,463,645	73,320,571	12,090,251	11,004,882

	PD Large-Cap Growth Index Portfolio		PD Large-Cap Value Index Portfolio		PD Small-Cap Growth Index Portfolio
Class P
Shares sold	1,397,883	1,149,176	2,333,957	1,283,197	74,895	854,437
Shares repurchased	(731,417)	(928,460)	(682,510)	(2,366,266)	(1,898,574)	(356,738)
Net increase (decrease)	666,466	220,716	1,651,447	(1,083,069)	(1,823,679)	497,699
Shares outstanding, beginning of year or period	17,481,397	17,260,681	22,038,163	23,121,232	5,713,233	5,215,534
Shares outstanding, end of year or period	18,147,863	17,481,397	23,689,610	22,038,163	3,889,554	5,713,233

	PD Small-Cap Value Index Portfolio		PD Emerging Markets Portfolio		PD International Large-Cap Portfolio
Class P
Shares sold	241,181	2,163,550	2,798,594	578,809	764,594	3,173,328
Shares repurchased	(2,249,357)	(653,073)	(441,462)	(611,868)	(4,148,237)	(1,167,556)
Net increase (decrease)	(2,008,176)	1,510,477	2,357,132	(33,059)	(3,383,643)	2,005,772
Shares outstanding, beginning of year or period	9,580,238	8,069,761	9,343,730	9,376,789	28,626,833	26,621,061
Shares outstanding, end of year or period	7,572,062	9,580,238	11,700,862	9,343,730	25,243,190	28,626,833

C-13

PACIFIC SELECT FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include advisory fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000.00 made at the beginning of the period and held for the entire six-month period from January 1, 2017 to June 30, 2017.

ACTUAL EXPENSES

The first line of the table below for each Fund provides information about actual account values and actual expenses based on each Fund’s actual performance and each Fund’s actual expenses. The “Ending Account Value at 06/30/17” column shown is derived from the Fund’s actual performance; the “Annualized Expense Ratio” column shows the Fund’s actual annualized expense ratio; and the “Expenses Paid During the Period 01/01/17-06/30/17” column shows the dollar amount that would have been paid by you. All the information illustrated in the following table is based on the past six-month period from January 1, 2017 to June 30, 2017.

You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, for each Fund in your account, simply divide that Fund’s value by $1,000.00 (for example, an $8,600.00 Fund value divided by $1,000.00 = 8.6), then multiply this result by the number given for your portfolio(s) in the first line under the heading entitled “Expenses Paid During the Period 01/01/17-06/30/17.”

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on a 5% per year hypothetical rate of return and the actual Fund’s expenses. It assumes that the Fund had an annual 5% rate of return before expenses, but that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account values or expenses you paid for the period.

You may use the hypothetical example information to compare the ongoing costs of investing in the Fund to other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these other costs were included, your costs would have been higher.

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
PD 1-3 Year Corporate Bond
Actual	$1,000.00	$1,011.10	0.23%	$1.15
Hypothetical	$1,000.00	$1,023.65	0.23%	$1.15

PD Aggregate Bond Index
Actual	$1,000.00	$1,022.40	0.20%	$1.00
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

PD High Yield Bond Market
Actual	$1,000.00	$1,044.40	0.32%	$1.62
Hypothetical	$1,000.00	$1,023.21	0.32%	$1.61

PD Large-Cap Growth Index
Actual	$1,000.00	$1,138.30	0.20%	$1.06
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

PD Large-Cap Value Index
Actual	$1,000.00	$1,045.60	0.20%	$1.01
Hypothetical	$1,000.00	$1,023.80	0.20%	$1.00

Portfolio	Beginning Account Value at 01/01/17	Ending Account Value at 06/30/17	Annualized Expense Ratio	Expenses Paid During the Period 01/01/17- 06/30/17 (1)
PD Small-Cap Growth Index
Actual	$1,000.00	$1,099.00	0.23%	$1.20
Hypothetical	$1,000.00	$1,023.65	0.23%	$1.15

PD Small-Cap Value Index
Actual	$1,000.00	$1,004.30	0.22%	$1.09
Hypothetical	$1,000.00	$1,023.70	0.22%	$1.10

PD Emerging Markets
Actual	$1,000.00	$1,194.80	0.53%	$2.88
Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66

PD International Large-Cap
Actual	$1,000.00	$1,137.60	0.25%	$1.33
Hypothetical	$1,000.00	$1,023.55	0.25%	$1.25

(1)	Expenses paid during the six-month period are equal to the portfolio’s annualized expense ratio (shown in the table above), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

D-1

PACIFIC SELECT FUND

WHERE TO GO FOR MORE INFORMATION

(Unaudited)

Availability of Quarterly Holdings

The Trust files Form N-Q (complete schedules of Fund holdings) with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year not later than 60 days after the close of the applicable quarter end. The Trust’s Form N-Q, (when required) is filed pursuant to applicable regulations and is available after filing (i) on the SEC’s website at http://www.sec.gov; (ii) for review and copying at the SEC’s Public Reference Room in Washington, D.C. (Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330); and (iii) on the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm. The SEC may charge you a fee for this information.

Availability of Proxy Voting Record

By August 31 of each year, the Trust files information regarding how the Trust’s managers voted proxies relating to Fund securities during the most recent twelve-month period ended June 30. Such information is available after filing on the Trust’s website and on the SEC’s website noted below.

Information Relating to Investments Held by the Trust

For complete descriptions of the various securities and other instruments held by the Trust and their risks, please see the Trust’s prospectuses and Statement of Additional Information (“SAI”). The prospectuses and SAI are available as noted below.

Availability of Proxy Voting Policies

A description of the Proxy Voting Policies and Procedures that the Trust uses to determine how to vote proxies relating to Fund securities is described in the Trust’s SAI.

How to Obtain Information

The Trust’s prospectus, SAI (including Proxy Voting Policies), annual and semi-annual reports, and complete schedules of investments are available:

•	On the Trust’s website at http://www.pacificlife.com/pacificselectfund.htm

•	On the SEC’s website at http://www.sec.gov

•	Upon request, without charge by calling the applicable toll-free numbers below:

Pacific Life’s Annuity Contract Owners: 1-800-722-4448

Annuity Financial Advisors: 1-800-722-2333

Pacific Life Insurance Policy Owners: 1-800-347-7787

PL&A’s Annuity Contract Owners: 1-800-748-6907

PL&A’s Life Insurance Policy Owners: 1-888-595-6997

6 a.m. through 5 p.m. Pacific Time (Monday through Friday)

D-2

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Schedule I.

(b) Not applicable.

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.9%

Basic Materials - 2.3%

Air Products & Chemicals Inc	29,864	$4,272,344
Albemarle Corp	15,228	1,607,163
CF Industries Holdings Inc	31,038	867,823
Eastman Chemical Co	19,707	1,655,191
EI du Pont de Nemours & Co	118,189	9,539,034
FMC Corp	18,089	1,321,401
Freeport-McMoRan Inc *	181,047	2,174,374
International Flavors & Fragrances Inc	10,837	1,462,995
International Paper Co	55,987	3,169,424
LyondellBasell Industries NV ‘A’	45,385	3,830,040
Monsanto Co	60,003	7,101,955
Newmont Mining Corp	73,682	2,386,560
Nucor Corp	43,233	2,501,894
PPG Industries Inc	35,035	3,852,449
Praxair Inc	39,103	5,183,103
The Dow Chemical Co	153,613	9,688,372
The Mosaic Co	47,564	1,085,886
The Sherwin-Williams Co	11,143	3,910,747

		65,610,755

Communications - 13.3%

Alphabet Inc ‘A’ *	40,651	37,792,422
Alphabet Inc ‘C’ *	40,765	37,044,378
Amazon.com Inc *	54,199	52,464,632
AT&T Inc	840,009	31,693,540
CBS Corp ‘B’	50,871	3,244,552
CenturyLink Inc	75,545	1,804,015
Charter Communications Inc ‘A’ *	29,435	9,915,180
Cisco Systems Inc	682,476	21,361,499
Comcast Corp ‘A’	645,919	25,139,167
Discovery Communications Inc ‘A’ *	19,317	498,958
Discovery Communications Inc ‘C’ *	30,397	766,308
DISH Network Corp ‘A’ *	30,807	1,933,447
eBay Inc *	138,215	4,826,468
Expedia Inc	16,443	2,449,185
F5 Networks Inc *	8,784	1,116,095
Facebook Inc ‘A’ *	322,911	48,753,103
Juniper Networks Inc	52,048	1,451,098
Level 3 Communications Inc *	40,295	2,389,494
Motorola Solutions Inc	22,547	1,955,727
Netflix Inc *	58,748	8,777,539
News Corp ‘A’	52,523	719,565
News Corp ‘B’	13,864	196,176
Omnicom Group Inc	32,040	2,656,116
Scripps Networks Interactive Inc ‘A’	12,929	883,180
Symantec Corp	82,785	2,338,676
The Interpublic Group of Cos Inc	54,204	1,333,418
The Priceline Group Inc *	6,714	12,558,671
The Walt Disney Co	198,430	21,083,187
Time Warner Inc	105,729	10,616,249
TripAdvisor Inc *	14,650	559,630
Twenty-First Century Fox Inc ‘A’	141,837	4,019,661
Twenty-First Century Fox Inc ‘B’	68,948	1,921,581
VeriSign Inc *	11,848	1,101,390
Verizon Communications Inc	557,184	24,883,837
Viacom Inc ‘B’	48,809	1,638,518

		381,886,662

Consumer, Cyclical - 8.8%

Advance Auto Parts Inc	10,084	1,175,694
Alaska Air Group Inc	16,734	1,502,044
American Airlines Group Inc	67,345	3,388,800
AutoNation Inc *	8,586	361,986
AutoZone Inc *	3,826	2,182,580
Bed Bath & Beyond Inc	19,245	585,048
Best Buy Co Inc	36,369	2,085,035

	Shares	Value
BorgWarner Inc	26,758	$1,133,469
CarMax Inc *	24,968	1,574,482
Carnival Corp	57,185	3,749,620
Chipotle Mexican Grill Inc *	3,944	1,641,098
Coach Inc	38,862	1,839,727
Costco Wholesale Corp	59,850	9,571,811
CVS Health Corp	138,888	11,174,928
Darden Restaurants Inc	16,801	1,519,482
Delphi Automotive PLC	36,687	3,215,616
Delta Air Lines Inc	100,083	5,378,460
Dollar General Corp	34,528	2,489,124
Dollar Tree Inc *	32,112	2,245,271
DR Horton Inc	46,653	1,612,794
Fastenal Co	39,218	1,707,160
Foot Locker Inc	18,369	905,224
Ford Motor Co	536,875	6,007,631
General Motors Co	188,358	6,579,345
Genuine Parts Co	20,032	1,858,168
Hanesbrands Inc	49,761	1,152,465
Harley-Davidson Inc	23,611	1,275,466
Hasbro Inc	15,211	1,696,179
Hilton Worldwide Holdings Inc	28,022	1,733,161
Kohl’s Corp	23,113	893,780
L Brands Inc	32,705	1,762,472
Leggett & Platt Inc	18,752	985,043
Lennar Corp ‘A’	27,762	1,480,270
LKQ Corp *	42,736	1,408,151
Lowe’s Cos Inc	117,379	9,100,394
Macy’s Inc	42,015	976,429
Marriott International Inc ‘A’	42,625	4,275,714
Mattel Inc	47,600	1,024,828
McDonald’s Corp	111,239	17,037,365
Michael Kors Holdings Ltd *	21,016	761,830
Mohawk Industries Inc *	8,765	2,118,413
Newell Brands Inc	65,468	3,510,394
NIKE Inc ‘B’	180,628	10,657,052
Nordstrom Inc	14,680	702,144
O’Reilly Automotive Inc *	12,501	2,734,469
PACCAR Inc	47,458	3,134,126
PulteGroup Inc	38,520	944,896
PVH Corp	10,590	1,212,555
Ralph Lauren Corp	7,399	546,046
Ross Stores Inc	53,880	3,110,492
Royal Caribbean Cruises Ltd	22,738	2,483,672
Signet Jewelers Ltd (NYSE)	9,667	611,341
Southwest Airlines Co	82,680	5,137,735
Staples Inc	89,432	900,580
Starbucks Corp	197,889	11,538,908
Target Corp	75,351	3,940,104
The Gap Inc	29,316	644,659
The Goodyear Tire & Rubber Co	34,606	1,209,826
The Home Depot Inc	163,361	25,059,577
The TJX Cos Inc	88,049	6,354,496
Tiffany & Co	14,337	1,345,814
Tractor Supply Co	17,127	928,455
Ulta Beauty Inc *	7,958	2,286,652
Under Armour Inc ‘A’ *	25,849	562,474
Under Armour Inc ‘C’ *	26,669	537,647
United Continental Holdings Inc *	38,529	2,899,307
VF Corp	43,997	2,534,227
Wal-Mart Stores Inc	201,749	15,268,364
Walgreens Boots Alliance Inc	116,383	9,113,953
Whirlpool Corp	10,183	1,951,266
WW Grainger Inc	7,333	1,323,827
Wyndham Worldwide Corp	14,529	1,458,857
Wynn Resorts Ltd	11,072	1,484,977
Yum! Brands Inc	45,082	3,325,248

		252,620,697

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Consumer, Non-Cyclical - 23.0%

Abbott Laboratories	237,383	$11,539,188
AbbVie Inc	217,362	15,760,919
Aetna Inc	45,196	6,862,109
Alexion Pharmaceuticals Inc *	30,515	3,712,760
Align Technology Inc *	10,396	1,560,648
Allergan PLC	45,919	11,162,450
Altria Group Inc	263,737	19,640,494
AmerisourceBergen Corp	22,745	2,150,085
Amgen Inc	100,455	17,301,365
Anthem Inc	36,007	6,773,997
Archer-Daniels-Midland Co	78,073	3,230,661
Automatic Data Processing Inc	61,355	6,286,433
Avery Dennison Corp	12,256	1,083,063
Baxter International Inc	66,221	4,009,019
Becton Dickinson & Co	31,136	6,074,945
Biogen Inc *	29,183	7,919,099
Boston Scientific Corp *	187,761	5,204,735
Bristol-Myers Squibb Co	225,192	12,547,698
Brown-Forman Corp ‘B’	24,213	1,176,752
Campbell Soup Co	26,374	1,375,404
Cardinal Health Inc	42,882	3,341,365
Celgene Corp *	106,740	13,862,324
Centene Corp *	23,729	1,895,473
Church & Dwight Co Inc	33,926	1,760,081
Cigna Corp	34,884	5,839,233
Cintas Corp	11,750	1,480,970
Colgate-Palmolive Co	120,887	8,961,353
Conagra Brands Inc	54,959	1,965,334
Constellation Brands Inc ‘A’	23,328	4,519,333
Coty Inc ‘A’	65,171	1,222,608
CR Bard Inc	9,969	3,151,301
Danaher Corp	83,383	7,036,691
DaVita Inc *	21,251	1,376,215
DENTSPLY SIRONA Inc	31,404	2,036,235
Dr Pepper Snapple Group Inc	24,940	2,272,283
Ecolab Inc	36,052	4,785,903
Edwards Lifesciences Corp *	28,577	3,378,944
Eli Lilly & Co	132,835	10,932,320
Envision Healthcare Corp *	15,575	976,085
Equifax Inc	16,257	2,234,037
Express Scripts Holding Co *	81,324	5,191,724
Gartner Inc *	12,268	1,515,221
General Mills Inc	79,010	4,377,154
Gilead Sciences Inc	178,242	12,615,969
Global Payments Inc	20,844	1,882,630
H&R Block Inc	28,234	872,713
HCA Healthcare Inc *	39,037	3,404,026
Henry Schein Inc *	10,649	1,948,980
Hologic Inc *	37,936	1,721,536
Hormel Foods Corp	36,661	1,250,507
Humana Inc	19,770	4,757,057
IDEXX Laboratories Inc *	11,895	1,920,091
IHS Markit Ltd *	43,241	1,904,334
Illumina Inc *	19,991	3,468,838
Incyte Corp *	23,062	2,903,736
Intuitive Surgical Inc *	5,015	4,690,881
Johnson & Johnson	367,836	48,661,024
Kellogg Co	34,318	2,383,728
Kimberly-Clark Corp	48,340	6,241,177
Laboratory Corp of America Holdings *	13,983	2,155,340
Mallinckrodt PLC *	13,637	611,074
McCormick & Co Inc	15,605	1,521,644
McKesson Corp	28,835	4,744,511
Medtronic PLC	186,727	16,572,021
Merck & Co Inc	373,587	23,943,191
Molson Coors Brewing Co ‘B’	24,966	2,155,564
Mondelez International Inc ‘A’	207,949	8,981,317
Monster Beverage Corp *	55,177	2,741,193

	Shares	Value
Moody’s Corp	22,648	$2,755,809
Mylan NV *	62,729	2,435,140
Nielsen Holdings PLC	45,705	1,766,955
Patterson Cos Inc	10,742	504,337
PayPal Holdings Inc *	152,610	8,190,579
PepsiCo Inc	195,029	22,523,899
Perrigo Co PLC	19,580	1,478,682
Pfizer Inc	815,039	27,377,160
Philip Morris International Inc	212,219	24,925,122
Quanta Services Inc *	20,142	663,075
Quest Diagnostics Inc	18,961	2,107,705
Regeneron Pharmaceuticals Inc *	10,430	5,122,590
Reynolds American Inc	113,294	7,368,642
Robert Half International Inc	16,868	808,483
S&P Global Inc	35,260	5,147,607
Stryker Corp	42,225	5,859,985
Sysco Corp	67,326	3,388,518
The Clorox Co	17,460	2,326,370
The Coca-Cola Co	525,094	23,550,466
The Cooper Cos Inc	6,757	1,617,761
The Estee Lauder Cos Inc ‘A’	30,775	2,953,784
The Hershey Co	18,923	2,031,763
The JM Smucker Co	15,794	1,868,904
The Kraft Heinz Co	81,169	6,951,313
The Kroger Co	125,667	2,930,554
The Procter & Gamble Co	349,397	30,449,949
The Western Union Co	63,580	1,211,199
Thermo Fisher Scientific Inc	53,269	9,293,842
Total System Services Inc	22,726	1,323,790
Tyson Foods Inc ‘A’	39,465	2,471,693
United Rentals Inc *	11,543	1,301,012
UnitedHealth Group Inc	131,612	24,403,497
Universal Health Services Inc ‘B’	12,266	1,497,433
Varian Medical Systems Inc *	12,429	1,282,549
Verisk Analytics Inc *	21,215	1,789,910
Vertex Pharmaceuticals Inc *	34,236	4,411,993
Whole Foods Market Inc	43,822	1,845,344
Zimmer Biomet Holdings Inc	27,691	3,555,524
Zoetis Inc	67,264	4,195,928

		659,225,959

Diversified - 0.0%

Leucadia National Corp	42,894	1,122,107

Energy - 6.0%

Anadarko Petroleum Corp	76,004	3,446,021
Apache Corp	51,553	2,470,935
Baker Hughes Inc	58,286	3,177,170
Cabot Oil & Gas Corp	63,577	1,594,511
Chesapeake Energy Corp *	101,413	504,023
Chevron Corp	258,611	26,980,886
Cimarex Energy Co	12,931	1,215,643
Concho Resources Inc *	20,332	2,470,948
ConocoPhillips	168,390	7,402,424
Devon Energy Corp	71,202	2,276,328
EOG Resources Inc	79,049	7,155,516
EQT Corp	23,531	1,378,681
Exxon Mobil Corp	579,242	46,762,207
Halliburton Co	118,456	5,059,256
Helmerich & Payne Inc	14,392	782,061
Hess Corp	37,677	1,652,890
Kinder Morgan Inc	261,146	5,003,557
Marathon Oil Corp	115,118	1,364,148
Marathon Petroleum Corp	70,794	3,704,650
Murphy Oil Corp	23,589	604,586
National Oilwell Varco Inc	51,097	1,683,135
Newfield Exploration Co *	26,402	751,401
Noble Energy Inc	63,437	1,795,267
Occidental Petroleum Corp	104,893	6,279,944

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
ONEOK Inc	51,867	$2,705,383
Phillips 66	60,232	4,980,584
Pioneer Natural Resources Co	23,348	3,725,874
Range Resources Corp	24,847	575,705
Schlumberger Ltd	189,601	12,483,330
TechnipFMC PLC * (United Kingdom)	63,901	1,738,107
Tesoro Corp	20,601	1,928,254
The Williams Cos Inc	112,881	3,418,037
Transocean Ltd *	52,697	433,696
Valero Energy Corp	61,586	4,154,592

		171,659,750

Financial - 18.4%

Affiliated Managers Group Inc	7,669	1,271,980
Aflac Inc	54,562	4,238,376
Alexandria Real Estate Equities Inc REIT	12,210	1,470,939
Alliance Data Systems Corp	7,603	1,951,614
American Express Co	102,613	8,644,119
American International Group Inc	119,934	7,498,274
American Tower Corp REIT	58,011	7,676,016
Ameriprise Financial Inc	21,056	2,680,218
Aon PLC	35,747	4,752,564
Apartment Investment & Management Co ‘A’ REIT	21,725	933,523
Arthur J Gallagher & Co	24,769	1,418,025
Assurant Inc	7,794	808,160
AvalonBay Communities Inc REIT	18,656	3,585,124
Bank of America Corp	1,360,775	33,012,401
BB&T Corp	110,335	5,010,312
Berkshire Hathaway Inc ‘B’ *	259,193	43,899,518
BlackRock Inc	16,585	7,005,670
Boston Properties Inc REIT	20,924	2,574,070
Capital One Financial Corp	65,585	5,418,633
CBOE Holdings Inc	12,410	1,134,274
CBRE Group Inc ‘A’ *	40,977	1,491,563
Chubb Ltd	63,725	9,264,340
Cincinnati Financial Corp	20,462	1,482,472
Citigroup Inc	376,455	25,177,310
Citizens Financial Group Inc	69,699	2,486,860
CME Group Inc ‘A’	46,565	5,831,801
Comerica Inc	24,117	1,766,329
Crown Castle International Corp REIT	50,602	5,069,308
Digital Realty Trust Inc REIT	22,090	2,495,065
Discover Financial Services	51,748	3,218,208
E*TRADE Financial Corp *	37,296	1,418,367
Equinix Inc REIT	10,595	4,546,950
Equity Residential REIT	50,607	3,331,459
Essex Property Trust Inc REIT	8,888	2,286,616
Everest Re Group Ltd	5,422	1,380,387
Extra Space Storage Inc REIT	17,084	1,332,552
Federal Realty Investment Trust REIT	9,755	1,232,934
Fifth Third Bancorp	102,626	2,664,171
Franklin Resources Inc	47,205	2,114,312
GGP Inc REIT	79,573	1,874,740
HCP Inc REIT	63,560	2,031,378
Host Hotels & Resorts Inc REIT	100,381	1,833,961
Huntington Bancshares Inc	146,348	1,978,625
Intercontinental Exchange Inc	80,961	5,336,949
Invesco Ltd	55,505	1,953,221
Iron Mountain Inc REIT	32,756	1,125,496
JPMorgan Chase & Co	485,383	44,364,006
KeyCorp	151,248	2,834,388
Kimco Realty Corp REIT	57,785	1,060,355
Lincoln National Corp	30,547	2,064,366
Loews Corp	37,303	1,746,153
M&T Bank Corp	21,043	3,407,914
Marsh & McLennan Cos Inc	70,010	5,457,980
Mastercard Inc ‘A’	128,017	15,547,665
MetLife Inc	147,324	8,093,981

	Shares	Value
Mid-America Apartment Communities Inc REIT	15,472	$1,630,439
Morgan Stanley	194,935	8,686,304
Nasdaq Inc	15,701	1,122,464
Navient Corp	40,225	669,746
Northern Trust Corp	29,555	2,873,042
People’s United Financial Inc	48,143	850,205
Principal Financial Group Inc	36,297	2,325,549
Prologis Inc REIT	71,873	4,214,633
Prudential Financial Inc	58,470	6,322,946
Public Storage REIT	20,267	4,226,278
Raymond James Financial Inc	17,460	1,400,641
Realty Income Corp REIT	36,775	2,029,245
Regency Centers Corp REIT	19,849	1,243,341
Regions Financial Corp	163,394	2,392,088
Simon Property Group Inc REIT	43,027	6,960,048
SL Green Realty Corp REIT	13,876	1,468,081
State Street Corp	48,523	4,353,969
SunTrust Banks Inc	66,688	3,782,543
Synchrony Financial	105,014	3,131,517
T Rowe Price Group Inc	33,056	2,453,086
The Allstate Corp	49,916	4,414,571
The Bank of New York Mellon Corp	141,554	7,222,085
The Charles Schwab Corp	165,580	7,113,317
The Goldman Sachs Group Inc	50,096	11,116,302
The Hartford Financial Services Group Inc	51,240	2,693,687
The Macerich Co REIT	15,827	918,916
The PNC Financial Services Group Inc	66,238	8,271,139
The Progressive Corp	79,923	3,523,805
The Travelers Cos Inc	38,095	4,820,160
Torchmark Corp	15,219	1,164,254
UDR Inc REIT	36,336	1,416,014
Unum Group	31,801	1,482,881
US Bancorp	216,110	11,220,431
Ventas Inc REIT	48,056	3,338,931
Visa Inc ‘A’	252,253	23,656,286
Vornado Realty Trust REIT	23,418	2,198,950
Wells Fargo & Co	613,907	34,016,587
Welltower Inc REIT	50,938	3,812,709
Weyerhaeuser Co REIT	101,872	3,412,712
Willis Towers Watson PLC	17,469	2,541,041
XL Group Ltd (Bermuda)	35,927	1,573,603
Zions Bancorp	27,439	1,204,846

		527,555,384

Industrial - 10.0%

3M Co	81,675	17,003,918
Acuity Brands Inc	6,076	1,235,129
Agilent Technologies Inc	44,041	2,612,072
Allegion PLC	13,103	1,062,915
AMETEK Inc	31,489	1,907,289
Amphenol Corp ‘A’	41,852	3,089,515
Arconic Inc	59,916	1,357,097
Ball Corp	47,442	2,002,527
Caterpillar Inc	80,666	8,668,368
CH Robinson Worldwide Inc	19,275	1,323,807
Corning Inc	126,724	3,808,056
CSX Corp	126,099	6,879,961
Cummins Inc	21,274	3,451,068
Deere & Co	40,110	4,957,195
Dover Corp	21,312	1,709,649
Eaton Corp PLC	61,309	4,771,679
Emerson Electric Co	88,390	5,269,812
Expeditors International of Washington Inc	24,533	1,385,624
FedEx Corp	33,569	7,295,551
FLIR Systems Inc	17,691	613,170
Flowserve Corp	17,945	833,186
Fluor Corp	18,846	862,770
Fortive Corp	40,809	2,585,250
Fortune Brands Home & Security Inc	20,809	1,357,579

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Garmin Ltd	15,239	$777,646
General Dynamics Corp	38,908	7,707,675
General Electric Co	1,189,231	32,121,129
Harris Corp	16,855	1,838,543
Honeywell International Inc	104,024	13,865,359
Illinois Tool Works Inc	42,441	6,079,673
Ingersoll-Rand PLC	35,014	3,199,929
Jacobs Engineering Group Inc	16,755	911,304
JB Hunt Transport Services Inc	11,977	1,094,458
Johnson Controls International PLC	127,383	5,523,327
Kansas City Southern	14,712	1,539,611
L3 Technologies Inc	10,497	1,753,839
Lockheed Martin Corp	34,063	9,456,229
Martin Marietta Materials Inc	8,592	1,912,407
Masco Corp	43,117	1,647,501
Mettler-Toledo International Inc *	3,515	2,068,718
Norfolk Southern Corp	39,628	4,822,728
Northrop Grumman Corp	23,970	6,153,339
Parker-Hannifin Corp	18,056	2,885,710
Pentair PLC (United Kingdom)	22,902	1,523,899
PerkinElmer Inc	15,113	1,029,800
Raytheon Co	39,927	6,447,412
Republic Services Inc	31,609	2,014,442
Rockwell Automation Inc	17,755	2,875,600
Rockwell Collins Inc	22,125	2,324,895
Roper Technologies Inc	14,030	3,248,366
Sealed Air Corp	26,423	1,182,693
Snap-on Inc	8,089	1,278,062
Stanley Black & Decker Inc	20,917	2,943,649
Stericycle Inc *	11,913	909,200
TE Connectivity Ltd	48,236	3,795,209
Textron Inc	36,762	1,731,490
The Boeing Co	76,705	15,168,414
TransDigm Group Inc	6,621	1,780,188
Union Pacific Corp	110,282	12,010,813
United Parcel Service Inc ‘B’	94,179	10,415,256
United Technologies Corp	101,823	12,433,607
Vulcan Materials Co	17,919	2,269,979
Waste Management Inc	55,033	4,036,671
Waters Corp *	10,948	2,012,680
WestRock Co	34,224	1,939,132
Xylem Inc	23,955	1,327,826

		286,101,595

Technology - 14.0%

Accenture PLC ‘A’	84,950	10,506,616
Activision Blizzard Inc	94,271	5,427,182
Adobe Systems Inc *	67,579	9,558,374
Advanced Micro Devices Inc *	104,639	1,305,895
Akamai Technologies Inc *	23,594	1,175,217
Analog Devices Inc	50,242	3,908,828
ANSYS Inc *	11,817	1,437,893
Apple Inc	711,666	102,494,137
Applied Materials Inc	146,996	6,072,405
Autodesk Inc *	26,659	2,687,760
Broadcom Ltd	54,853	12,783,492
CA Inc	42,942	1,480,211
Cerner Corp *	39,905	2,652,485
Citrix Systems Inc *	20,483	1,630,037
Cognizant Technology Solutions Corp ‘A’	80,736	5,360,870
CSRA Inc	18,927	600,932
DXC Technology Co	38,686	2,967,990
Electronic Arts Inc *	42,127	4,453,666
Fidelity National Information Services Inc	45,357	3,873,488
Fiserv Inc *	29,066	3,555,934
Hewlett Packard Enterprise Co	226,355	3,755,229
HP Inc	229,060	4,003,969
Intel Corp	642,941	21,692,829
International Business Machines Corp	116,823	17,970,882
Intuit Inc	33,114	4,397,870

	Shares	Value
KLA-Tencor Corp	21,263	$1,945,777
Lam Research Corp	22,153	3,133,099
Microchip Technology Inc	31,499	2,431,093
Micron Technology Inc *	142,283	4,248,570
Microsoft Corp	1,054,589	72,692,820
NetApp Inc	36,901	1,477,885
NVIDIA Corp	81,323	11,756,053
Oracle Corp	410,636	20,589,289
Paychex Inc	43,735	2,490,271
Qorvo Inc *	17,402	1,101,895
QUALCOMM Inc	201,931	11,150,630
Red Hat Inc *	24,431	2,339,268
salesforce.com Inc *	91,560	7,929,096
Seagate Technology PLC	41,086	1,592,083
Skyworks Solutions Inc	25,334	2,430,797
Synopsys Inc *	20,576	1,500,608
Texas Instruments Inc	135,976	10,460,634
Western Digital Corp	39,484	3,498,282
Xerox Corp	28,769	826,533
Xilinx Inc	34,189	2,199,037

		401,547,911

Utilities - 3.1%

AES Corp	89,880	998,567
Alliant Energy Corp	31,133	1,250,613
Ameren Corp	32,997	1,803,946
American Electric Power Co Inc	66,928	4,649,488
American Water Works Co Inc	24,268	1,891,691
CenterPoint Energy Inc	58,547	1,603,017
CMS Energy Corp	38,291	1,770,959
Consolidated Edison Inc	41,400	3,345,948
Dominion Energy Inc	86,114	6,598,916
DTE Energy Co	24,981	2,642,740
Duke Energy Corp	95,676	7,997,557
Edison International	45,109	3,527,073
Entergy Corp	24,447	1,876,796
Eversource Energy	43,216	2,623,643
Exelon Corp	125,676	4,533,133
FirstEnergy Corp	61,630	1,797,131
NextEra Energy Inc	64,190	8,994,945
NiSource Inc	41,122	1,042,854
NRG Energy Inc	44,120	759,746
PG&E Corp	69,993	4,645,435
Pinnacle West Capital Corp	15,647	1,332,498
PPL Corp	92,404	3,572,339
Public Service Enterprise Group Inc	68,821	2,959,991
SCANA Corp	19,487	1,305,824
Sempra Energy	33,979	3,831,132
The Southern Co	135,626	6,493,773
WEC Energy Group Inc	42,933	2,635,227
Xcel Energy Inc	69,058	3,168,381

		89,653,363

Total Common Stocks (Cost $2,004,899,206)		2,836,984,183

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

EQUITY INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENT - 1.0%

Repurchase Agreement - 1.0%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $29,312,308; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $29,901,851)	$29,312,015	$29,312,015

Total Short-Term Investment (Cost $29,312,015)		29,312,015

TOTAL INVESTMENTS - 99.9% (Cost $2,034,211,221)		2,866,296,198

OTHER ASSETS & LIABILITIES, NET - 0.1%		3,935,295

NET ASSETS - 100.0%		$2,870,231,493

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Consumer, Non-Cyclical	23.0%
Financial	18.4%
Technology	14.0%
Communications	13.3%
Industrial	10.0%
Consumer, Cyclical	8.8%
Energy	6.0%
Utilities	3.1%
Others (each less than 3.0%)	3.3%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index (09/17)	259	($128,885)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$2,836,984,183	$2,836,984,183	$-	$-
	Short-Term Investment	29,312,015	-	29,312,015	-

	Total Assets	2,866,296,198	2,836,984,183	29,312,015	-

Liabilities	Derivatives:
	Equity Contracts
	Futures	(128,885)	(128,885)	-	-

	Total Liabilities	(128,885)	(128,885)	-	-

	Total	$2,866,167,313	$2,836,855,298	$29,312,015	$-

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%

Basic Materials - 5.7%

A Schulman Inc	2,800	$89,600
Aceto Corp	7,924	122,426
AdvanSix Inc *	1,110	34,676
AgroFresh Solutions Inc *	5,619	40,344
AK Steel Holding Corp *	84,820	557,267
Allegheny Technologies Inc	29,160	496,012
American Vanguard Corp	7,501	129,392
Calgon Carbon Corp	12,591	190,124
Carpenter Technology Corp	12,438	465,554
Century Aluminum Co *	12,358	192,538
Clearwater Paper Corp *	4,369	204,251
Cliffs Natural Resources Inc *	80,331	555,891
Coeur Mining Inc *	40,987	351,668
Commercial Metals Co	30,934	601,048
Compass Minerals International Inc	895	58,444
CSW Industrials Inc *	2,280	88,122
Detour Gold Corp * (Canada)	142,100	1,663,385
Fairmount Santrol Holdings Inc *	4,992	19,469
Ferroglobe Representation & Warranty Insurance Trust * +	20,210	-
GCP Applied Technologies Inc *	19,277	587,949
Gold Resource Corp	14,225	58,038
Hawkins Inc	2,007	93,024
HB Fuller Co	13,514	690,701
Hecla Mining Co	106,215	541,697
Ingevity Corp *	34,700	1,991,780
Innophos Holdings Inc	5,243	229,853
Innospec Inc	6,358	416,767
Intrepid Potash Inc *	25,145	56,828
Kaiser Aluminum Corp	4,499	398,251
Klondex Mines Ltd * (Canada)	33,376	112,477
Kraton Corp *	6,402	220,485
Landec Corp *	187,790	2,788,681
Materion Corp	5,282	197,547
Minerals Technologies Inc	9,505	695,766
Neenah Paper Inc	797	63,959
OceanaGold Corp (Australia)	619,000	1,866,356
Oil-Dri Corp of America	1,294	54,361
OMNOVA Solutions Inc *	3,865	37,684
Orchids Paper Products Co	2,783	36,040
PH Glatfelter Co	11,589	226,449
Rayonier Advanced Materials Inc	4,443	69,844
Reliance Steel & Aluminum Co	9,000	655,290
Ryerson Holding Corp *	4,245	42,026
Schnitzer Steel Industries Inc ‘A’	6,935	174,762
Schweitzer-Mauduit International Inc	6,571	244,638
Sensient Technologies Corp	71,510	5,758,700
Shiloh Industries Inc *	739	8,676
Smart Sand Inc *	579	5,159
Stepan Co	5,751	501,142
Tronox Ltd ‘A’	17,612	266,293
United States Lime & Minerals Inc	422	33,114
US Silica Holdings Inc	8,569	304,114
Valhi Inc	7,390	22,022
Verso Corp ‘A’ *	8,658	40,606
Versum Materials Inc	120,495	3,916,087

		29,267,377

Communications - 2.8%

1-800-Flowers.com Inc ‘A’ *	4,933	48,097
Acacia Communications Inc *	472	19,574
ADTRAN Inc	13,054	269,565
ATN International Inc	2,784	190,537
Bankrate Inc *	12,554	161,319
Beasley Broadcast Group Inc ‘A’	1,280	12,544
Blucora Inc *	8,777	186,072

	Shares	Value
Calix Inc *	10,779	$73,836
Cars.com Inc *	19,740	525,676
Carvana Co *	3,771	77,192
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	21,983	87,932
ChannelAdvisor Corp *	483	5,579
Cincinnati Bell Inc *	11,300	220,915
Clear Channel Outdoor Holdings Inc ‘A’	9,848	47,763
Comtech Telecommunications Corp	6,183	117,292
Consolidated Communications Holdings Inc	4,018	86,266
Daily Journal Corp *	303	62,503
DHI Group Inc *	13,164	37,517
DigitalGlobe Inc *	16,631	553,812
Entercom Communications Corp ‘A’	7,749	80,202
FairPoint Communications Inc *	5,670	88,735
Finisar Corp *	16,125	418,927
Frontier Communications Corp	318,799	369,807
FTD Cos Inc *	4,538	90,760
Gannett Co Inc	31,241	272,422
General Communication Inc ‘A’ *	428	15,682
Global Eagle Entertainment Inc *	12,677	45,130
Global Sources Ltd * (Hong Kong)	425	8,500
Globalstar Inc *	39,470	84,071
Gray Television Inc *	6,413	87,858
Harmonic Inc *	21,037	110,444
Hawaiian Telcom Holdco Inc *	1,540	38,485
Hemisphere Media Group Inc *	4,053	48,028
Houghton Mifflin Harcourt Co *	8,499	104,538
IDT Corp ‘B’	1,993	28,639
Infinera Corp *	38,913	415,202
Intelsat SA *	9,205	28,167
Iridium Communications Inc *	22,615	249,896
KVH Industries Inc *	3,842	36,499
Lands’ End Inc *	3,559	53,029
Leaf Group Ltd *	3,081	24,032
Limelight Networks Inc *	10,911	31,533
Liquidity Services Inc *	6,242	39,637
Lumos Networks Corp *	1,595	28,503
MDC Partners Inc ‘A’	10,989	108,791
Meredith Corp	10,622	631,478
MSG Networks Inc ‘A’ *	16,106	361,580
NeoPhotonics Corp *	8,834	68,198
NETGEAR Inc *	8,685	374,323
New Media Investment Group Inc	14,623	197,118
Oclaro Inc *	5,918	55,274
ORBCOMM Inc *	220,726	2,494,204
Overstock.com Inc *	2,240	36,512
Perficient Inc *	8,938	166,604
Preformed Line Products Co	709	32,912
QuinStreet Inc *	9,162	38,206
RealNetworks Inc *	6,918	29,955
Rightside Group Ltd *	3,524	37,425
Rocket Fuel Inc *	9,705	26,689
Saga Communications Inc ‘A’	1,080	49,410
Salem Media Group Inc	3,378	23,984
Scholastic Corp	7,781	339,174
ShoreTel Inc *	18,272	105,978
Sonus Networks Inc *	12,753	94,882
Spok Holdings Inc	5,589	98,925
TechTarget Inc *	3,578	37,104
Telenav Inc *	3,895	31,549
The EW Scripps Co ‘A’ *	15,634	278,442
The Meet Group Inc *	15,433	77,937
The New York Times Co ‘A’	6,610	116,997
The Rubicon Project Inc *	12,323	63,340
Time Inc	27,558	395,457
TiVo Corp	31,590	589,153
Townsquare Media Inc ‘A’ *	2,375	24,320
tronc Inc *	2,175	28,036
Value Line Inc	347	6,350

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
VASCO Data Security International Inc *	7,476	$107,281
ViaSat Inc *	13,534	895,951
Viavi Solutions Inc *	38,577	406,216
West Corp	10,094	235,392
Windstream Holdings Inc	51,631	200,328
XO Group Inc *	1,760	31,011

		14,479,203

Consumer, Cyclical - 9.6%

Abercrombie & Fitch Co ‘A’	18,180	226,159
Acushnet Holdings Corp	6,188	122,770
AMC Entertainment Holdings Inc ‘A’	14,936	339,794
America’s Car-Mart Inc *	1,319	51,309
American Axle & Manufacturing Holdings Inc *	22,621	352,888
American Eagle Outfitters Inc	43,837	528,236
Anixter International Inc *	7,800	609,960
Ascena Retail Group Inc *	45,930	98,749
At Home Group Inc *	312	7,266
AV Homes Inc *	3,194	64,040
Barnes & Noble Education Inc *	10,570	112,359
Barnes & Noble Inc	16,522	125,567
Bassett Furniture Industries Inc	2,642	100,264
Beacon Roofing Supply Inc *	4,150	203,350
Beazer Homes USA Inc *	8,380	114,974
Belmond Ltd ‘A’ * (United Kingdom)	24,036	319,679
Big 5 Sporting Goods Corp	5,301	69,178
Biglari Holdings Inc *	263	105,132
Black Diamond Inc *	5,244	34,873
Blue Bird Corp *	980	16,660
BMC Stock Holdings Inc *	16,641	363,606
Boot Barn Holdings Inc *	3,444	24,384
Boyd Gaming Corp	2,096	52,002
Brinker International Inc	27,675	1,054,417
BRP Inc (Canada)	133,667	3,915,800
Build-A-Bear Workshop Inc *	3,820	39,919
Caesars Acquisition Co ‘A’ *	13,088	249,326
Caesars Entertainment Corp *	13,101	157,212
Caleres Inc	74,799	2,077,916
Callaway Golf Co	25,182	321,826
Carrols Restaurant Group Inc *	9,202	112,724
Century Casinos Inc *	5,578	41,110
Century Communities Inc *	4,319	107,111
Chico’s FAS Inc	34,667	326,563
Citi Trends Inc	3,607	76,541
Columbia Sportswear Co	5,004	290,532
CompX International Inc	655	9,989
Conn’s Inc *	4,922	94,010
Cooper Tire & Rubber Co	14,313	516,699
Cooper-Standard Holdings Inc *	3,705	373,723
Crocs Inc *	5,629	43,400
Daktronics Inc	4,520	43,528
Dana Inc	20,174	450,485
Deckers Outdoor Corp *	7,982	544,851
Del Frisco’s Restaurant Group Inc *	5,839	94,008
Del Taco Restaurants Inc *	8,884	122,155
Delta Apparel Inc *	1,851	41,055
Denny’s Corp *	4,537	53,400
Dillard’s Inc ‘A’	4,142	238,952
DineEquity Inc	2,053	90,435
Drive Shack Inc	5,897	18,576
DSW Inc ‘A’	17,977	318,193
El Pollo Loco Holdings Inc *	5,321	73,696
Empire Resorts Inc *	404	9,656
Eros International PLC * (India)	3,619	41,438
Escalade Inc	2,600	34,060
Essendant Inc	9,832	145,809
Ethan Allen Interiors Inc	6,745	217,863
Express Inc *	20,851	140,744
EZCORP Inc ‘A’ *	13,439	103,480

	Shares	Value
Fiesta Restaurant Group Inc *	6,553	$135,319
FirstCash Inc	10,402	606,437
Flexsteel Industries Inc	2,011	108,815
Fogo De Chao Inc *	2,482	34,500
Fossil Group Inc *	11,089	114,771
Foundation Building Materials Inc *	2,374	30,530
Fred’s Inc ‘A’	9,248	85,359
G-III Apparel Group Ltd *	11,617	289,844
Gaia Inc *	2,212	24,774
Genesco Inc *	5,143	174,348
Gentherm Inc *	2,117	82,140
GNC Holdings Inc ‘A’	18,819	158,644
Golden Entertainment Inc *	2,064	42,745
Green Brick Partners Inc *	6,163	70,566
Group 1 Automotive Inc	5,504	348,513
Guess? Inc	16,164	206,576
Haverty Furniture Cos Inc	4,951	124,270
Hawaiian Holdings Inc *	1,353	63,523
Herman Miller Inc	2,371	72,078
Hibbett Sports Inc *	5,796	120,267
Hovnanian Enterprises Inc ‘A’ *	26,025	72,870
Huttig Building Products Inc *	1,515	10,620
Iconix Brand Group Inc *	13,753	95,033
ILG Inc	25,960	713,640
Interface Inc	1,863	36,608
International Speedway Corp ‘A’	6,631	248,994
Intrawest Resorts Holdings Inc *	655	15,550
J Alexander’s Holdings Inc *	3,508	42,973
Jack in the Box Inc	1,737	171,094
JC Penney Co Inc *	83,769	389,526
Johnson Outdoors Inc ‘A’	1,259	60,696
KB Home	17,525	420,074
Kimball International Inc ‘B’	1,214	20,262
Kirkland’s Inc *	4,056	41,696
Knoll Inc	899	18,025
La Quinta Holdings Inc *	17,483	258,224
La-Z-Boy Inc	44,366	1,441,895
LCI Industries	25,700	2,631,680
LGI Homes Inc *	1,618	65,011
Libbey Inc	6,059	48,836
Liberty TripAdvisor Holdings Inc ‘A’ *	19,553	226,815
Lifetime Brands Inc	2,531	45,938
M/I Homes Inc *	97,347	2,779,257
MarineMax Inc *	3,018	59,002
Marriott Vacations Worldwide Corp	681	80,188
MDC Holdings Inc	6,855	242,187
Meritage Homes Corp *	9,703	409,467
Meritor Inc *	22,538	374,356
Miller Industries Inc	2,641	65,629
Mobile Mini Inc	11,841	353,454
Modine Manufacturing Co *	13,229	218,940
Monarch Casino & Resort Inc *	2,801	84,730
Motorcar Parts of America Inc *	4,987	140,833
Movado Group Inc	4,057	102,439
NACCO Industries Inc ‘A’	1,074	76,093
National CineMedia Inc	16,915	125,509
Navistar International Corp *	12,588	330,183
Nexeo Solutions Inc *	6,816	56,573
Office Depot Inc	137,498	775,489
Oxford Industries Inc	2,714	169,598
Party City Holdco Inc *	6,912	108,173
PC Connection Inc	2,911	78,772
PCM Inc *	1,579	29,606
Penn National Gaming Inc *	19,955	427,037
Perry Ellis International Inc *	3,272	63,673
PICO Holdings Inc *	5,155	90,212
Pier 1 Imports Inc	22,261	115,535
Pinnacle Entertainment Inc *	4,257	84,118
Potbelly Corp *	4,551	52,337
RCI Hospitality Holdings Inc	2,151	51,280

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Reading International Inc ‘A’ *	3,379	$54,503
Red Lion Hotels Corp *	4,218	31,002
Red Robin Gourmet Burgers Inc *	207	13,507
Regis Corp *	9,490	97,462
Ruby Tuesday Inc *	17,367	34,908
Rush Enterprises Inc ‘A’ *	4,116	153,033
Rush Enterprises Inc ‘B’ *	771	28,072
ScanSource Inc *	6,669	268,761
Sears Holdings Corp *	2,812	24,914
Sequential Brands Group Inc *	9,967	39,768
Shoe Carnival Inc	2,989	62,410
SkyWest Inc	13,452	472,165
Sonic Automotive Inc ‘A’	7,159	139,243
Sonic Corp	4,784	126,728
Spartan Motors Inc	3,666	32,444
Speedway Motorsports Inc	3,203	58,519
Spirit Airlines Inc *	72,400	3,739,460
Standard Motor Products Inc	2,179	113,787
Steelcase Inc ‘A’	4,415	61,810
Superior Industries International Inc	6,659	136,842
Supreme Industries Inc ‘A’	1,722	28,327
Systemax Inc	620	11,656
Tailored Brands Inc	9,034	100,819
The Buckle Inc	7,814	139,089
The Cato Corp ‘A’	6,584	115,813
The Container Store Group Inc *	3,510	20,779
The Finish Line Inc ‘A’	46,091	653,109
The Marcus Corp	777	23,465
The New Home Co Inc *	3,054	35,029
Thor Industries Inc	23,289	2,434,166
Tilly’s Inc ‘A’	3,289	33,383
Titan International Inc	178,660	2,145,707
Titan Machinery Inc *	4,908	88,246
Tower International Inc	5,471	122,824
TRI Pointe Group Inc *	40,185	530,040
Triton International Ltd (Bermuda)	11,765	393,422
UCP Inc ‘A’ *	2,293	25,108
Unifi Inc *	4,120	126,896
UniFirst Corp	4,101	577,011
Vera Bradley Inc *	5,211	50,964
Veritiv Corp *	3,082	138,690
Vista Outdoor Inc *	15,439	347,532
Vitamin Shoppe Inc *	6,207	72,312
VOXX International Corp *	5,134	42,099
Wabash National Corp	11,672	256,551
Wesco Aircraft Holdings Inc *	15,042	163,206
West Marine Inc	4,730	60,781
Weyco Group Inc	1,660	46,281
William Lyon Homes ‘A’ *	5,293	127,773
Winnebago Industries Inc	18,903	661,605
Zoe’s Kitchen Inc *	4,016	47,831
Zumiez Inc *	4,675	57,736

		49,516,738

Consumer, Non-Cyclical - 10.5%

AAC Holdings Inc *	3,264	22,620
Aaron’s Inc	17,054	663,401
Abeona Therapeutics Inc *	6,510	41,664
ABM Industries Inc	7,401	307,290
Acacia Research Corp *	13,790	56,539
Accelerate Diagnostics Inc *	491	13,429
Acceleron Pharma Inc *	1,487	45,190
ACCO Brands Corp *	29,037	338,281
Achillion Pharmaceuticals Inc *	31,414	144,190
Acorda Therapeutics Inc *	9,783	192,725
Adamas Pharmaceuticals Inc *	1,918	33,546
Adtalem Global Education Inc	16,812	638,015
Advaxis Inc *	848	5,504
Agenus Inc *	3,971	15,527
AGT Food & Ingredients Inc (Canada)	34,600	621,135

	Shares	Value
Alder Biopharmaceuticals Inc *	10,537	$120,649
Alico Inc	851	26,636
Almost Family Inc *	2,566	158,194
AMAG Pharmaceuticals Inc *	9,488	174,579
American Public Education Inc *	4,097	96,894
American Renal Associates Holdings Inc *	343	6,363
Analogic Corp	3,369	244,758
AngioDynamics Inc *	9,774	158,437
Anika Therapeutics Inc *	692	34,143
Aratana Therapeutics Inc *	987	7,136
ARC Document Solutions Inc *	10,757	44,749
Ardelyx Inc *	8,851	45,140
Array BioPharma Inc *	5,632	47,140
Ascent Capital Group Inc ‘A’ *	2,906	44,636
Atara Biotherapeutics Inc *	6,812	95,368
Audentes Therapeutics Inc *	345	6,600
B. Riley Financial Inc	3,941	73,106
Bellicum Pharmaceuticals Inc *	2,143	25,030
BioCryst Pharmaceuticals Inc *	3,624	20,149
Biohaven Pharmaceutical Holding Co Ltd * (Canada)	345	8,625
BioScrip Inc *	24,400	66,246
BioTime Inc *	20,211	63,665
Bluebird Bio Inc *	7,300	766,865
Bridgepoint Education Inc *	643	9,491
Cadiz Inc *	5,449	73,561
CAI International Inc *	2,207	52,085
Cal-Maine Foods Inc *	8,400	332,640
Cambium Learning Group Inc *	2,839	14,394
Capella Education Co	200	17,120
Cara Therapeutics Inc *	1,042	16,036
Career Education Corp *	17,600	168,960
Carriage Services Inc	2,508	67,616
Cascadian Therapeutics Inc *	8,979	33,357
CBIZ Inc *	14,007	210,105
Celldex Therapeutics Inc *	32,507	80,292
Cempra Inc *	12,096	55,642
Central Garden & Pet Co *	2,300	73,117
Central Garden & Pet Co ‘A’ *	8,335	250,217
Cerus Corp *	4,163	10,449
Chimerix Inc *	12,237	66,692
Clearside Biomedical Inc *	2,454	22,356
Collegium Pharmaceutical Inc *	5,768	72,158
Community Health Systems Inc *	25,707	256,042
Concert Pharmaceuticals Inc *	2,459	34,303
ConforMIS Inc *	7,059	30,283
CONMED Corp	7,399	376,905
Corvus Pharmaceuticals Inc *	2,224	26,910
CRA International Inc	2,344	85,134
Cross Country Healthcare Inc *	5,055	65,260
CryoLife Inc *	2,949	58,833
CSS Industries Inc	2,269	59,357
Dairy Crest Group PLC (United Kingdom)	261,900	2,043,258
Darling Ingredients Inc *	44,201	695,724
Dean Foods Co	23,358	397,086
Dermira Inc *	1,866	54,375
Diplomat Pharmacy Inc *	12,875	190,550
Dynavax Technologies Corp *	12,238	118,097
Editas Medicine Inc *	2,635	44,215
Emerald Expositions Events Inc	4,130	90,447
Emergent BioSolutions Inc *	4,717	159,953
Enanta Pharmaceuticals Inc *	4,248	152,843
Ennis Inc	6,766	129,231
Enzo Biochem Inc *	413	4,560
Epizyme Inc *	3,042	45,934
EVERTEC Inc	3,376	58,405
Exactech Inc *	2,882	85,884
Farmer Brothers Co *	2,354	71,208
Fate Therapeutics Inc *	7,662	24,825
Five Prime Therapeutics Inc *	7,301	219,833

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
FONAR Corp *	191	$5,300
Franklin Covey Co *	484	9,341
Fresh Del Monte Produce Inc	8,902	453,201
FTI Consulting Inc *	11,191	391,237
Genocea Biosciences Inc *	1,111	5,799
GrainCorp Ltd ‘A’ (Australia)	127,620	929,027
Great Lakes Dredge & Dock Corp *	13,747	59,112
Haemonetics Corp *	2,688	106,149
Halyard Health Inc *	12,597	494,810
Heidrick & Struggles International Inc	4,809	104,596
Helen of Troy Ltd *	4,000	376,400
Heron Therapeutics Inc *	1,762	24,404
Hertz Global Holdings Inc *	14,853	170,809
Hill-Rom Holdings Inc	68,905	5,485,527
HMS Holdings Corp *	2,937	54,334
Horizon Pharma PLC *	43,851	520,511
Hostess Brands Inc *	20,373	328,005
Huron Consulting Group Inc *	24,304	1,049,933
ICF International Inc *	4,898	230,696
ICU Medical Inc *	1,184	204,240
Idera Pharmaceuticals Inc *	2,289	3,937
Immune Design Corp *	3,960	38,610
Immunomedics Inc *	16,879	149,042
Impax Laboratories Inc *	19,776	318,394
Information Services Group Inc *	4,153	17,069
Ingles Markets Inc ‘A’	3,794	126,340
Insmed Inc *	2,298	39,434
Integer Holdings Corp *	8,343	360,835
Intellia Therapeutics Inc *	3,832	61,312
Inter Parfums Inc	2,525	92,541
Intra-Cellular Therapies Inc *	9,113	113,183
Invacare Corp	8,363	110,392
Iovance Biotherapeutics Inc *	13,090	96,211
K12 Inc *	8,976	160,850
Karyopharm Therapeutics Inc *	7,039	63,703
Kelly Services Inc ‘A’	8,012	179,869
Kindred Biosciences Inc *	4,920	42,312
Kindred Healthcare Inc	22,303	259,830
Korn/Ferry International	13,753	474,891
Lannett Co Inc *	7,705	157,182
Lantheus Holdings Inc *	514	9,072
Laureate Education Inc ‘A’ *	9,507	166,658
LHC Group Inc *	269	18,262
Liberty Tax Inc	1,776	22,999
Limoneira Co	2,175	51,395
LivaNova PLC *	13,047	798,607
LSC Communications Inc	9,115	195,061
Luminex Corp	6,171	130,332
MacroGenics Inc *	6,364	111,434
Magellan Health Inc *	1,785	130,126
Maple Leaf Foods Inc (Canada)	288,200	7,276,117
McGrath RentCorp	86,780	3,005,191
MediciNova Inc *	1,122	5,902
Medpace Holdings Inc *	1,969	57,101
Meridian Bioscience Inc	1,713	26,980
Merrimack Pharmaceuticals Inc	11,459	14,209
MGP Ingredients Inc	434	22,208
Minerva Neurosciences Inc *	1,006	8,903
Miragen Therapeutics Inc *	515	6,659
Momenta Pharmaceuticals Inc *	14,870	251,303
MoneyGram International Inc *	7,047	121,561
MyoKardia Inc *	415	5,436
Myriad Genetics Inc *	17,292	446,825
NanoString Technologies Inc *	2,904	48,032
NantKwest Inc *	8,162	61,950
National HealthCare Corp	2,998	210,280
National Research Corp ‘A’	229	6,160
Natural Grocers by Vitamin Cottage Inc *	2,842	23,503
Nature’s Sunshine Products Inc	2,599	34,437
Navigant Consulting Inc *	12,965	256,188

	Shares	Value
Neff Corp ‘A’ *	216	$4,104
Neos Therapeutics Inc *	343	2,504
Novavax Inc *	47,024	54,078
Novelion Therapeutics Inc * (Canada)	3,877	35,785
Nutraceutical International Corp	2,132	88,798
Nymox Pharmaceutical Corp * (Canada)	4,501	19,804
Obalon Therapeutics Inc *	865	8,572
Omega Protein Corp	6,022	107,794
OraSure Technologies Inc *	843	14,550
Orthofix International NV *	3,726	173,184
Otonomy Inc *	7,551	142,336
Owens & Minor Inc	16,472	530,234
PDL BioPharma Inc	43,478	107,391
Pendrell Corp *	2,757	19,933
PharMerica Corp *	7,871	206,614
Phibro Animal Health Corp ‘A’	374	13,857
Portola Pharmaceuticals Inc *	1,071	60,158
Protagonist Therapeutics Inc *	1,410	15,947
Prothena Corp PLC * (Ireland)	2,309	124,963
PTC Therapeutics Inc *	1,751	32,096
Quad/Graphics Inc	3,839	87,990
Quotient Ltd *	2,619	19,276
Recro Pharma Inc *	3,309	23,262
REGENXBIO Inc *	5,323	105,129
Rent-A-Center Inc	11,763	137,862
Resources Connection Inc	7,854	107,600
Retrophin Inc *	10,242	198,592
Revlon Inc ‘A’ *	2,408	57,070
Rockwell Medical Inc *	1,009	8,001
RPX Corp *	12,479	174,082
RR Donnelley & Sons Co	12,601	158,017
RTI Surgical Inc *	3,420	20,007
Sanderson Farms Inc	5,435	628,558
Sarepta Therapeutics Inc *	3,317	111,816
SciClone Pharmaceuticals Inc *	9,207	101,277
SEACOR Marine Holdings Inc *	4,997	101,739
Seneca Foods Corp ‘A’ *	1,715	53,251
ServiceSource International Inc *	6,053	23,486
Sientra Inc *	3,761	36,557
Smart & Final Stores Inc *	5,953	54,172
Snyder’s-Lance Inc	23,147	801,349
SP Plus Corp *	3,229	98,646
SpartanNash Co	10,059	261,132
Spectrum Pharmaceuticals Inc *	20,849	155,325
Stemline Therapeutics Inc *	4,914	45,209
STERIS PLC	59,200	4,824,800
Sucampo Pharmaceuticals Inc ‘A’ *	1,154	12,117
SUPERVALU Inc *	71,322	234,649
Syndax Pharmaceuticals Inc *	181	2,529
Team Inc *	4,298	100,788
Tejon Ranch Co *	4,055	83,695
Tetraphase Pharmaceuticals Inc *	9,670	68,947
Textainer Group Holdings Ltd	7,265	105,342
The Andersons Inc	7,158	244,446
The Chefs’ Warehouse Inc *	499	6,487
The Ensign Group Inc	5,328	115,991
The Medicines Co *	1,534	58,307
The Providence Service Corp *	542	27,431
Tivity Health Inc *	3,272	130,389
Tootsie Roll Industries Inc	1,433	49,940
Travelport Worldwide Ltd	27,044	372,125
Trevena Inc *	13,874	31,910
Triple-S Management Corp ‘B’ *	4,933	83,417
TrueBlue Inc *	10,575	280,237
United Natural Foods Inc *	13,672	501,762
Universal Corp	6,584	425,985
Utah Medical Products Inc	142	10,281
Vector Group Ltd	13,894	296,220
Vectrus Inc *	2,285	73,851
Viad Corp	2,265	107,021

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Village Super Market Inc ‘A’	1,852	$48,004
Voyager Therapeutics Inc *	3,936	35,267
Weight Watchers International Inc *	422	14,103
Weis Markets Inc	2,538	123,651
Zogenix Inc *	1,682	24,389

		53,898,354

Diversified - 0.0%

HRG Group Inc *	1,664	29,470
Wins Finance Holdings Inc *	378	79,380

		108,850

Energy - 5.3%

Abraxas Petroleum Corp *	2,968	4,808
Adams Resources & Energy Inc	638	26,209
Alon USA Energy Inc	8,742	116,443
Approach Resources Inc *	11,181	37,680
Arch Coal Inc ‘A’	5,899	402,902
Archrock Inc	18,451	210,341
Atwood Oceanics Inc *	20,300	165,445
Basic Energy Services Inc *	4,658	115,984
Bill Barrett Corp *	20,477	62,864
Bonanza Creek Energy Inc *	5,043	159,914
Bristow Group Inc	9,443	72,239
C&J Energy Services Inc *	12,445	426,490
California Resources Corp *	11,573	98,949
Callon Petroleum Co *	54,396	577,142
CARBO Ceramics Inc *	6,354	43,525
Clean Energy Fuels Corp *	36,562	92,868
Cloud Peak Energy Inc *	19,933	70,364
Contango Oil & Gas Co *	6,144	40,796
CVR Energy Inc	4,255	92,589
Delek US Energy Inc	16,547	437,503
Denbury Resources Inc *	107,200	164,016
Diamond Offshore Drilling Inc *	17,399	188,431
Dril-Quip Inc *	10,189	497,223
Earthstone Energy Inc ‘A’ *	2,578	25,806
Eclipse Resources Corp *	23,157	66,229
Energen Corp *	66,300	3,273,231
Energy XXI Gulf Coast Inc *	6,685	124,140
Ensco PLC ‘A’	81,986	423,048
EP Energy Corp ‘A’ *	9,516	34,829
Era Group Inc *	4,832	45,711
Exterran Corp *	8,421	224,841
Flotek Industries Inc *	13,389	119,698
Forum Energy Technologies Inc *	18,476	288,226
Frank’s International NV	13,464	111,617
FutureFuel Corp	6,603	99,639
Gastar Exploration Inc *	25,899	23,982
Geospace Technologies Corp *	3,338	46,165
Green Plains Inc	10,235	210,329
Gulf Island Fabrication Inc	3,405	39,498
Halcon Resources Corp *	16,524	75,019
Hallador Energy Co	3,918	30,443
Helix Energy Solutions Group Inc *	43,850	247,314
Hunting PLC * (United Kingdom)	454,262	2,889,138
Independence Contract Drilling Inc *	8,607	33,481
Jones Energy Inc ‘A’ *	11,506	18,410
Keane Group Inc *	538	8,608
Key Energy Services Inc *	2,681	51,582
Mammoth Energy Services Inc *	1,844	34,298
Matrix Service Co *	7,486	69,994
McDermott International Inc *	76,123	545,802
Midstates Petroleum Co Inc *	3,051	38,656
MRC Global Inc *	23,969	395,968
Natural Gas Services Group Inc *	32,931	818,335
Newpark Resources Inc *	23,227	170,718
Noble Corp PLC	65,701	237,838
NOW Inc *	28,816	463,361
Oasis Petroleum Inc *	63,480	511,014

	Shares	Value
Oil States International Inc *	110,502	$3,000,129
Pacific Ethanol Inc *	11,049	69,056
Panhandle Oil & Gas Inc ‘A’	1,917	44,283
Par Pacific Holdings Inc *	5,102	92,040
Parker Drilling Co *	35,326	47,690
Pattern Energy Group Inc	15,283	364,347
PDC Energy Inc *	17,765	765,849
Peabody Energy Corp *	13,075	319,684
Penn Virginia Corp *	417	15,325
PHI Inc *	3,296	32,169
Pioneer Energy Services Corp *	18,770	38,479
ProPetro Holding Corp *	2,269	31,675
Ramaco Resources Inc *	788	4,767
Renewable Energy Group Inc *	10,157	131,533
Resolute Energy Corp *	5,503	163,824
REX American Resources Corp *	1,577	152,275
Ring Energy Inc *	724	9,412
Rosehill Resources Inc *	635	5,296
Rowan Cos PLC ‘A’ *	70,545	722,381
SandRidge Energy Inc *	9,168	157,781
SEACOR Holdings Inc *	4,408	151,194
Seadrill Ltd (NYSE) * (United Kingdom)	1,091	393
SemGroup Corp ‘A’	18,054	487,458
SilverBow Resources Inc *	1,492	39,031
SRC Energy Inc *	48,072	323,525
Stone Energy Corp *	5,240	96,311
SunCoke Energy Inc *	17,768	193,671
Sunrun Inc *	22,960	163,475
Superior Energy Services Inc *	40,889	426,472
TerraForm Global Inc ‘A’ *	24,377	123,104
TerraForm Power Inc ‘A’ *	21,739	260,868
Tesco Corp *	11,689	52,016
TETRA Technologies Inc *	30,888	86,178
Thermon Group Holdings Inc *	8,525	163,424
Trecora Resources *	5,285	59,456
Ultra Petroleum Corp *	47,795	518,576
Unit Corp *	97,286	1,822,167
Vivint Solar Inc *	7,243	42,372
W&T Offshore Inc *	23,953	46,948
Warrior Met Coal Inc	4,481	76,760
Westmoreland Coal Co *	3,675	17,897
WildHorse Resource Development Corp *	5,387	66,637
Willbros Group Inc *	10,143	25,053

		27,312,674

Financial - 34.7%

1st Source Corp	4,298	206,046
Acadia Realty Trust REIT	22,548	626,834
Access National Corp	49,000	1,299,480
ACNB Corp	1,550	47,275
AG Mortgage Investment Trust Inc REIT	7,555	138,257
Agree Realty Corp REIT	6,775	310,769
Aircastle Ltd	12,786	278,095
Alexander & Baldwin Inc	12,495	517,043
Alexander’s Inc REIT	39	16,437
Allegiance Bancshares Inc *	913	34,968
Altisource Residential Corp REIT	13,875	179,542
Ambac Financial Group Inc *	12,530	217,395
American Assets Trust Inc REIT	6,964	274,312
American Equity Investment Life Holding Co	22,920	602,338
American National Bankshares Inc	2,178	80,477
Ameris Bancorp	2,333	112,451
AMERISAFE Inc	4,664	265,615
Ames National Corp	2,249	68,819
AmTrust Financial Services Inc	23,154	350,552
Anworth Mortgage Asset Corp REIT	25,647	154,138
Apollo Commercial Real Estate Finance Inc REIT	25,283	469,000
Ares Commercial Real Estate Corp REIT	8,101	106,042
Argo Group International Holdings Ltd	7,860	476,316

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Arlington Asset Investment Corp ‘A’	6,028	$82,403
Armada Hoffler Properties Inc REIT	2,007	25,991
ARMOUR Residential REIT Inc	10,244	256,100
Arrow Financial Corp	3,130	99,065
Arthur J Gallagher & Co	27,600	1,580,100
ASB Bancorp Inc *	729	32,040
Ashford Hospitality Prime Inc REIT	6,978	71,804
Ashford Hospitality Trust Inc REIT	20,459	124,391
Aspen Insurance Holdings Ltd (Bermuda)	73,580	3,667,963
Associated Capital Group Inc ‘A’	1,245	42,330
Astoria Financial Corp	25,111	505,987
Atlantic Capital Bancshares Inc *	4,568	86,792
Atlas Financial Holdings Inc *	1,691	25,196
Baldwin & Lyons Inc ‘B’	2,845	69,703
Banc of California Inc	11,887	255,570
BancFirst Corp	2,235	215,901
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	8,350	228,623
BancorpSouth Inc	23,272	709,796
Bank Mutual Corp	11,187	102,361
Bank of Commerce Holdings	3,976	43,935
Bank of Marin Bancorp	1,582	97,372
BankFinancial Corp	3,976	59,322
Bankwell Financial Group Inc	1,261	39,381
Banner Corp	8,847	499,944
Bar Harbor Bankshares	4,069	125,407
BCB Bancorp Inc	2,644	40,453
Bear State Financial Inc	4,641	43,904
Beneficial Bancorp Inc	18,701	280,515
Berkshire Hills Bancorp Inc	9,604	337,581
Blue Capital Reinsurance Holdings Ltd (Bermuda)	2,237	40,937
Blue Hills Bancorp Inc	3,349	59,947
Bluerock Residential Growth REIT Inc	7,124	91,828
BofI Holding Inc *	9,394	222,826
Boston Private Financial Holdings Inc	22,477	345,022
Brandywine Realty Trust REIT	239,700	4,201,941
Bridge Bancorp Inc	5,104	169,963
Brookline Bancorp Inc	20,385	297,621
Bryn Mawr Bank Corp	26,553	1,128,502
BSB Bancorp Inc *	1,757	51,392
C&F Financial Corp	817	38,317
Cadence BanCorp *	2,322	50,805
California First National Bancorp	582	10,971
Camden National Corp	4,072	174,730
Canadian Imperial Bank of Commerce (NYSE) (Canada) l	-	31
Capital Bank Financial Corp ‘A’	7,805	297,370
Capital City Bank Group Inc	2,857	58,340
Capitol Federal Financial Inc	34,755	493,869
Capstar Financial Holdings Inc *	1,614	28,632
Capstead Mortgage Corp REIT	25,731	268,374
Care Capital Properties Inc REIT	11,984	319,973
CareTrust REIT Inc	1,544	28,626
Carolina Financial Corp	1,148	37,103
CatchMark Timber Trust Inc ‘A’ REIT	10,338	117,543
Cathay General Bancorp	20,239	768,070
CBL & Associates Properties Inc REIT	45,209	381,112
Cedar Realty Trust Inc REIT	21,620	104,857
CenterState Banks Inc	14,423	358,556
Central Pacific Financial Corp	7,375	232,091
Central Valley Community Bancorp	2,594	57,483
Century Bancorp Inc ‘A’	814	51,770
Charter Financial Corp	2,639	47,502
Chatham Lodging Trust REIT	9,938	199,654
Chemical Financial Corp	130,108	6,298,528
Chemung Financial Corp	951	38,877
Cherry Hill Mortgage Investment Corp REIT	3,821	70,574
Chesapeake Lodging Trust REIT	15,879	388,559
Citizens & Northern Corp	3,345	77,805

	Shares	Value
Citizens Inc *	12,229	$90,250
City Holding Co	4,089	269,342
City Office REIT Inc	7,473	94,907
Civista Bancshares Inc	2,566	53,578
Clifton Bancorp Inc	5,788	95,676
Clipper Realty Inc REIT	3,772	46,546
CNB Financial Corp	3,868	92,716
CNO Financial Group Inc	46,108	962,735
CoBiz Financial Inc	8,851	154,007
Codorus Valley Bancorp Inc	2,178	61,855
Colony Starwood Homes REIT	27,301	936,697
Columbia Banking System Inc	156,209	6,224,929
Commerce Union Bancshares Inc	1,799	42,942
Community Bank System Inc	13,234	738,060
Community Bankers Trust Corp *	5,503	45,400
Community Healthcare Trust Inc REIT	3,083	78,894
Community Trust Bancorp Inc	4,054	177,362
ConnectOne Bancorp Inc	5,898	133,000
Consolidated-Tomoka Land Co	173	9,852
CorEnergy Infrastructure Trust Inc REIT	3,530	118,573
County Bancorp Inc	1,198	28,752
Cousins Properties Inc REIT	113,125	994,369
Cowen Inc *	7,023	114,124
CU Bancorp *	3,772	136,358
Customers Bancorp Inc *	7,634	215,890
CVB Financial Corp	27,823	624,070
CYS Investments Inc REIT	42,016	353,355
DiamondRock Hospitality Co REIT	54,150	592,942
Dime Community Bancshares Inc	8,699	170,500
DNB Financial Corp	786	26,960
Donegal Group Inc ‘A’	2,663	42,342
Dynex Capital Inc REIT	14,141	100,401
Eagle Bancorp Inc *	1,657	104,888
Easterly Government Properties Inc REIT	10,542	220,855
Education Realty Trust Inc REIT	20,001	775,039
eHealth Inc *	428	8,046
Elevate Credit Inc *	3,579	28,346
Ellington Residential Mortgage REIT	3,062	44,889
EMC Insurance Group Inc	2,515	69,867
Employers Holdings Inc	8,609	364,161
Encore Capital Group Inc *	6,356	255,193
Enova International Inc *	6,132	91,060
Enstar Group Ltd * (Bermuda)	3,058	607,472
Entegra Financial Corp *	1,691	38,470
Enterprise Bancorp Inc	2,566	91,196
Enterprise Financial Services Corp	6,010	245,208
Equity Bancshares Inc ‘A’ *	1,799	55,121
ESSA Bancorp Inc	2,513	36,991
Evans Bancorp Inc	1,223	48,859
Farmers & Merchants Bancorp Inc	1,083	67,146
Farmers Capital Bank Corp	1,969	75,905
Farmers National Banc Corp	6,418	93,061
Farmland Partners Inc REIT	9,706	86,772
FB Financial Corp *	919	33,259
FBL Financial Group Inc ‘A’	2,638	162,237
FCB Financial Holdings Inc ‘A’ *	9,489	453,100
Federal Agricultural Mortgage Corp ‘C’	2,310	149,457
Federated National Holding Co	3,547	56,752
FelCor Lodging Trust Inc REIT	34,923	251,795
Fidelity & Guaranty Life	3,254	101,037
Fidelity Southern Corp	5,844	133,594
Financial Institutions Inc	3,735	111,303
First BanCorp *	45,124	261,268
First Bancorp	6,521	203,846
First Bancorp Inc	2,598	70,302
First Busey Corp	8,742	256,315
First Business Financial Services Inc	2,095	48,353
First Citizens BancShares Inc ‘A’	1,991	742,046
First Commonwealth Financial Corp	26,033	330,098
First Community Bancshares Inc	4,443	121,516

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
First Community Financial Partners Inc *	3,466	$44,711
First Connecticut Bancorp Inc	2,913	74,718
First Defiance Financial Corp	2,698	142,131
First Financial Bancorp	16,453	455,748
First Financial Bankshares Inc	5,974	264,051
First Financial Corp	2,834	134,048
First Financial Northwest Inc	2,195	35,405
First Foundation Inc *	5,010	82,314
First Guaranty Bancshares Inc	995	27,104
First Horizon National Corp	308,500	5,374,070
First Industrial Realty Trust Inc REIT	24,560	702,907
First Internet Bancorp	1,528	42,860
First Interstate BancSystem Inc ‘A’	6,914	257,201
First Merchants Corp	10,913	438,048
First Mid-Illinois Bancshares Inc	2,735	93,646
First Midwest Bancorp Inc	27,427	639,323
First Northwest Bancorp *	2,802	44,188
First Potomac Realty Trust REIT	15,313	170,127
Flagstar Bancorp Inc *	5,605	172,746
Flushing Financial Corp	7,403	208,691
FNB Bancorp	1,349	37,044
FNFV Group *	17,611	278,254
Forestar Group Inc *	9,248	158,603
Four Corners Property Trust Inc REIT	5,240	131,576
Franklin Financial Network Inc *	2,283	94,174
Franklin Street Properties Corp REIT	28,832	319,459
FRP Holdings Inc *	1,654	76,332
Fulton Financial Corp	46,266	879,054
GAIN Capital Holdings Inc	9,881	61,559
GAMCO Investors Inc ‘A’	868	25,693
Genworth Financial Inc ‘A’ *	134,328	506,417
German American Bancorp Inc	35,066	1,195,400
Getty Realty Corp REIT	7,531	189,028
Glacier Bancorp Inc	89,676	3,283,038
Gladstone Commercial Corp REIT	7,064	153,925
Global Indemnity Ltd * (Cayman)	2,151	83,394
Global Medical REIT Inc	4,090	36,565
Global Net Lease Inc REIT	18,482	411,040
Government Properties Income Trust REIT	18,592	340,420
Gramercy Property Trust REIT	34,913	1,037,265
Great Ajax Corp REIT	5,096	71,242
Great Southern Bancorp Inc	2,854	152,689
Great Western Bancorp Inc	15,895	648,675
Green Bancorp Inc *	4,559	88,445
Greene County Bancorp Inc	220	5,984
Greenhill & Co Inc	7,624	153,242
Greenlight Capital Re Ltd ‘A’ *	8,259	172,613
Guaranty Bancorp	5,054	137,469
Hallmark Financial Services Inc *	3,691	41,598
Hamilton Lane Inc ‘A’	1,403	30,852
Hancock Holding Co	22,587	1,106,763
Hanmi Financial Corp	8,370	238,126
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	13,261	303,279
HarborOne Bancorp Inc *	1,810	36,128
HCI Group Inc	976	45,852
Healthcare Realty Trust Inc REIT	31,183	1,064,899
Heartland Financial USA Inc	6,560	308,976
Heritage Commerce Corp	8,860	122,091
Heritage Financial Corp	7,857	208,210
Heritage Insurance Holdings Inc	6,470	84,239
Hersha Hospitality Trust REIT	11,041	204,369
Highwoods Properties Inc REIT	24,300	1,232,253
Hilltop Holdings Inc	20,087	526,480
Hingham Institution for Savings	187	34,021
Home Bancorp Inc	1,550	65,906
Home BancShares Inc	2,108	52,489
HomeStreet Inc *	7,834	216,806
HomeTrust Bancshares Inc *	4,395	107,238
Hope Bancorp Inc	34,898	650,848

	Shares	Value
Horace Mann Educators Corp	69,939	$2,643,694
Horizon Bancorp	5,698	150,142
Howard Bancorp Inc *	1,837	35,362
IBERIABANK Corp	13,609	1,109,133
Impac Mortgage Holdings Inc *	2,598	39,308
Independence Holding Co	1,894	38,732
Independence Realty Trust Inc REIT	15,653	154,495
Independent Bank Corp MA	7,157	477,014
Independent Bank Corp MI	5,510	119,843
Independent Bank Group Inc	4,744	282,268
Infinity Property & Casualty Corp	2,561	240,734
InfraREIT Inc *	11,817	226,296
International Bancshares Corp	14,691	514,920
INTL. FCStone Inc *	3,999	151,002
Invesco Mortgage Capital Inc REIT	30,840	515,336
Investar Holding Corp	1,483	33,961
Investment Technology Group Inc	7,444	158,111
Investors Bancorp Inc	69,911	934,011
Investors Real Estate Trust REIT	33,874	210,358
Investors Title Co	97	18,764
iStar Inc REIT *	18,963	228,315
James River Group Holdings Ltd	5,096	202,464
Jernigan Capital Inc REIT	2,692	59,224
KCG Holdings Inc ‘A’ *	12,052	240,317
Kearny Financial Corp	22,872	339,649
Kemper Corp	10,600	409,160
Kennedy-Wilson Holdings Inc	10,751	204,807
Kingstone Cos Inc	2,568	39,290
Kite Realty Group Trust REIT	21,964	415,779
KKR Real Estate Finance Trust Inc	2,871	61,727
Ladder Capital Corp REIT	19,785	265,317
Ladenburg Thalmann Financial Services Inc *	25,519	62,266
Lakeland Bancorp Inc	11,986	225,936
Lakeland Financial Corp	109,975	5,045,653
LaSalle Hotel Properties REIT	30,867	919,837
LCNB Corp	2,237	44,740
LegacyTexas Financial Group Inc	7,428	283,230
LendingClub Corp *	7,364	40,576
Lexington Realty Trust REIT	59,229	586,959
LTC Properties Inc REIT	129,894	6,675,253
Macatawa Bank Corp	6,736	64,261
Mack-Cali Realty Corp REIT	24,351	660,886
Maiden Holdings Ltd	16,670	185,037
MainSource Financial Group Inc	6,605	221,334
Malvern Bancorp Inc *	1,700	40,715
Marlin Business Services Corp	1,547	38,907
MB Financial Inc	19,945	878,378
MBIA Inc *	33,845	319,158
MBT Financial Corp	4,706	45,648
MedEquities Realty Trust Inc REIT	6,673	84,213
Medley Management Inc ‘A’	1,158	7,527
Mercantile Bank Corp	4,231	133,192
Meridian Bancorp Inc	10,852	183,399
Meta Financial Group Inc	2,208	196,512
MGIC Investment Corp *	99,712	1,116,774
Middlefield Banc Corp	700	35,280
Midland States Bancorp Inc	3,835	128,549
MidSouth Bancorp Inc	2,199	25,838
MidWestOne Financial Group Inc	2,994	101,467
Monmouth Real Estate Investment Corp REIT	16,084	242,064
Monogram Residential Trust Inc REIT	44,993	436,882
MTGE Investment Corp REIT	12,297	231,184
MutualFirst Financial Inc	1,636	58,405
National Bank Holdings Corp ‘A’	4,337	143,598
National Bankshares Inc	1,768	72,134
National Commerce Corp *	1,536	60,749
National General Holdings Corp	5,395	113,835
National Health Investors Inc REIT	5,981	473,695

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
National Storage Affiliates Trust REIT	10,982	$253,794
National Western Life Group Inc ‘A’	608	194,329
Nationstar Mortgage Holdings Inc *	7,872	140,830
NBT Bancorp Inc	11,373	420,232
Nelnet Inc ‘A’	5,425	255,029
New Senior Investment Group Inc REIT	20,025	201,251
New York Mortgage Trust Inc REIT	29,293	182,202
NewStar Financial Inc	6,779	71,180
NexPoint Residential Trust Inc REIT	4,464	111,109
NI Holdings Inc *	2,897	51,798
Nicolet Bankshares Inc *	2,398	131,195
NMI Holdings Inc ‘A’ *	13,173	150,831
Northfield Bancorp Inc	10,525	180,504
Northrim BanCorp Inc	1,859	56,514
NorthStar Realty Europe Corp REIT	14,944	189,490
Northwest Bancshares Inc	25,657	400,506
Norwood Financial Corp	1,023	43,222
OceanFirst Financial Corp	8,523	231,144
Oconee Federal Financial Corp	262	7,281
Ocwen Financial Corp *	25,738	69,235
OFG Bancorp	11,502	115,020
Ohio Valley Banc Corp	1,052	37,925
Old Line Bancshares Inc	1,985	55,937
Old National Bancorp	36,193	624,329
Old Point Financial Corp	903	29,691
Old Republic International Corp	146,800	2,867,004
Old Second Bancorp Inc	7,618	87,988
On Deck Capital Inc *	13,628	63,506
One Liberty Properties Inc REIT	4,327	101,382
OneBeacon Insurance Group Ltd ‘A’	5,727	104,403
Oppenheimer Holdings Inc ‘A’	2,525	41,410
Opus Bank	1,776	42,979
Orchid Island Capital Inc REIT	6,864	67,679
Oritani Financial Corp	11,107	189,374
Orrstown Financial Services Inc	1,944	44,420
Owens Realty Mortgage Inc REIT	2,704	45,860
Pacific Continental Corp	2,834	72,409
Pacific Mercantile Bancorp *	4,666	41,061
Pacific Premier Bancorp Inc *	6,879	253,835
Paragon Commercial Corp *	993	52,103
Park National Corp	3,626	376,089
Park Sterling Corp	9,178	109,035
Parke Bancorp Inc	1,451	32,502
Parkway Inc REIT	11,272	258,016
PCSB Financial Corp *	4,902	83,628
Peapack Gladstone Financial Corp	4,444	139,053
Pebblebrook Hotel Trust REIT	18,810	606,434
Penns Woods Bancorp Inc	1,338	55,099
Pennsylvania REIT	18,927	214,254
PennyMac Financial Services Inc ‘A’ *	1,725	28,808
PennyMac Mortgage Investment Trust REIT	18,275	334,250
People’s Utah Bancorp	3,126	83,777
Peoples Bancorp Inc	46,763	1,502,495
Peoples Bancorp of North Carolina Inc	1,085	34,286
Peoples Financial Services Corp	1,791	78,320
PHH Corp *	14,168	195,093
Physicians Realty Trust REIT	19,425	391,219
Pinnacle Financial Partners Inc	73,425	4,611,090
Piper Jaffray Cos	3,686	220,976
PJT Partners Inc ‘A’	4,854	195,228
PRA Group Inc *	5,019	190,220
Preferred Apartment Communities Inc ‘A’ REIT	8,489	133,702
Premier Financial Bancorp Inc	2,437	50,227
Provident Bancorp Inc *	1,208	27,180
Provident Financial Holdings Inc	2,035	39,174
Provident Financial Services Inc	16,739	424,836
Prudential Bancorp Inc	2,114	38,390
Pzena Investment Management Inc ‘A’	1,239	12,588
QCR Holdings Inc	3,189	151,159

	Shares	Value
Quality Care Properties Inc REIT *	25,307	$463,371
R1 RCM Inc *	2,919	10,946
Radian Group Inc	58,421	955,183
RAIT Financial Trust REIT	25,662	56,200
Ramco-Gershenson Properties Trust REIT	20,891	269,494
RE/MAX Holdings Inc ‘A’	4,743	265,845
Redwood Trust Inc REIT	21,166	360,669
Regional Management Corp *	2,466	58,272
Renasant Corp	11,569	506,028
Republic Bancorp Inc ‘A’	2,521	90,000
Republic First Bancorp Inc *	10,105	93,471
Resource Capital Corp REIT	7,818	79,509
Retail Opportunity Investments Corp REIT	26,313	504,946
Rexford Industrial Realty Inc REIT	10,671	292,812
Riverview Bancorp Inc	4,994	33,160
RLI Corp	1,800	98,316
RLJ Lodging Trust REIT	33,516	665,963
S&T Bancorp Inc	9,163	328,585
Sabra Health Care REIT Inc	14,742	355,282
Safeguard Scientifics Inc *	5,150	61,285
Safety Insurance Group Inc	3,912	267,190
Sandy Spring Bancorp Inc	6,270	254,938
Saul Centers Inc REIT	289	16,756
Seacoast Banking Corp of Florida *	10,741	258,858
Select Income REIT	17,463	419,636
Selective Insurance Group Inc	15,485	775,024
Seritage Growth Properties REIT	6,829	286,477
Shore Bancshares Inc	3,368	55,404
SI Financial Group Inc	3,352	53,967
Sierra Bancorp	3,079	75,589
Simmons First National Corp ‘A’	8,130	430,077
SmartFinancial Inc *	1,869	44,632
South State Corp	7,757	664,775
Southern First Bancshares Inc *	1,685	62,429
Southern Missouri Bancorp Inc	1,538	49,616
Southern National Bancorp of Virginia Inc	4,963	87,349
Southside Bancshares Inc	7,483	261,450
Southwest Bancorp Inc	4,788	122,333
STAG Industrial Inc REIT	24,336	671,674
State Auto Financial Corp	4,341	111,694
State Bank Financial Corp	10,087	273,559
State National Cos Inc	728	13,381
Sterling Bancorp	35,479	824,887
Stewart Information Services Corp	5,525	250,724
Stifel Financial Corp *	17,930	824,421
Stock Yards Bancorp Inc	5,848	227,487
Stonegate Bank	3,009	138,956
Stratus Properties Inc	1,581	46,481
Summit Financial Group Inc	2,881	63,382
Summit Hotel Properties Inc REIT	27,713	516,847
Sun Bancorp Inc	2,746	67,689
Sunshine Bancorp Inc *	1,691	36,035
Sunstone Hotel Investors Inc REIT	291,120	4,692,854
Sutherland Asset Management Corp REIT	5,198	77,190
Terreno Realty Corp REIT	9,746	328,050
Territorial Bancorp Inc	2,206	68,805
Texas Capital Bancshares Inc *	3,137	242,804
The Bancorp Inc *	13,048	98,904
The Bank of NT Butterfield & Son Ltd (Bermuda)	4,135	141,003
The Community Financial Corp	1,011	38,924
The First Bancshares Inc	2,226	61,438
The First of Long Island Corp	79,445	2,272,127
The GEO Group Inc REIT	25,780	762,315
The Hanover Insurance Group Inc	41,600	3,687,008
The Navigators Group Inc	5,619	308,483
The St Joe Co *	12,976	243,300
Third Point Reinsurance Ltd * (Bermuda)	10,656	148,118
Tier REIT Inc	12,612	233,070
Timberland Bancorp Inc	1,653	41,771

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Tiptree Inc	5,749	$40,530
Tompkins Financial Corp	3,751	295,279
Towne Bank	15,149	466,589
Transcontinental Realty Investors Inc *	291	7,825
TriCo Bancshares	5,389	189,423
TriState Capital Holdings Inc *	4,339	109,343
Triumph Bancorp Inc *	4,106	100,802
TrustCo Bank Corp	179,482	1,390,985
Trustmark Corp	18,030	579,845
Two River Bancorp	1,833	34,075
UMB Financial Corp	12,146	909,250
UMH Properties Inc REIT	1,468	25,029
Umpqua Holdings Corp	59,541	1,093,173
Union Bankshares Corp	11,637	394,494
Union Bankshares Inc	136	6,460
United Bankshares Inc	26,965	1,057,028
United Community Banks Inc	18,851	524,058
United Community Financial Corp	12,508	103,941
United Financial Bancorp Inc	13,773	229,871
United Fire Group Inc	5,729	252,420
United Insurance Holdings Corp	990	15,573
United Security Bancshares	3,288	30,414
Unity Bancorp Inc	1,928	33,162
Universal Insurance Holdings Inc	2,265	57,078
Univest Corp of Pennsylvania	6,984	209,171
Urstadt Biddle Properties Inc ‘A’ REIT	3,582	70,924
Validus Holdings Ltd	66,490	3,455,485
Valley National Bancorp	69,755	823,807
Veritex Holdings Inc *	2,604	68,563
Virtus Investment Partners Inc	1,569	174,081
Waddell & Reed Financial Inc ‘A’	19,130	361,174
Walker & Dunlop Inc *	1,079	52,688
Washington Federal Inc	24,015	797,298
Washington Prime Group Inc REIT	51,512	431,155
Washington REIT	13,435	428,576
Washington Trust Bancorp Inc	30,770	1,586,193
WashingtonFirst Bankshares Inc	2,571	88,777
Waterstone Financial Inc	6,305	118,849
WesBanco Inc	11,314	447,356
West Bancorporation Inc	3,385	80,055
Westamerica Bancorporation	6,884	385,779
Western Asset Mortgage Capital Corp REIT	10,852	111,776
Western New England Bancorp Inc	6,786	68,878
Whitestone REIT	10,901	133,537
Wintrust Financial Corp	14,880	1,137,427
WMIH Corp *	52,399	65,499
World Acceptance Corp *	1,622	121,504
WSFS Financial Corp	5,962	270,377
Xenia Hotels & Resorts Inc REIT	28,892	559,638
Xenith Bankshares Inc *	1,333	41,403

		178,615,056

Industrial - 19.7%

AAR Corp	227,810	7,918,676
Actuant Corp ‘A’	7,937	195,250
Aegion Corp *	8,884	194,382
Aerovironment Inc *	5,568	212,698
Alamo Group Inc	352	31,965
Albany International Corp ‘A’	1,649	88,057
American Railcar Industries Inc	2,114	80,966
Ampco-Pittsburgh Corp	2,110	31,123
AptarGroup Inc	14,730	1,279,448
AquaVenture Holdings Ltd *	3,039	46,284
ArcBest Corp	5,977	123,126
Ardmore Shipping Corp (Ireland)	3,997	32,576
Argan Inc	4,000	240,000
Armstrong Flooring Inc *	55,909	1,004,685
Astec Industries Inc	41,249	2,289,732
Atlas Air Worldwide Holdings Inc *	6,224	324,582
AVX Corp	12,411	202,796

	Shares	Value
Babcock & Wilcox Enterprises Inc *	13,178	$154,973
Barnes Group Inc	11,666	682,811
Bel Fuse Inc ‘B’	1,949	48,140
Belden Inc	11,312	853,264
Benchmark Electronics Inc *	13,342	430,947
Boise Cascade Co *	8,387	254,965
Brady Corp ‘A’	2,762	93,632
Briggs & Stratton Corp	11,404	274,836
Caesarstone Ltd * (Israel)	2,211	77,496
Carlisle Cos Inc	23,500	2,241,900
Casella Waste Systems Inc ‘A’ *	8,400	137,844
CECO Environmental Corp	7,656	70,282
Chart Industries Inc *	8,199	284,751
Chicago Bridge & Iron Co NV	27,151	535,689
CIRCOR International Inc	2,294	136,218
Columbus McKinnon Corp	5,135	130,532
Control4 Corp *	679	13,315
Core Molding Technologies Inc *	1,949	42,118
Costamare Inc (Monaco)	10,217	74,686
Covenant Transportation Group Inc ‘A’ *	2,976	52,169
Cree Inc *	26,210	646,076
CTS Corp	8,322	179,755
Cubic Corp	55,958	2,590,855
Curtiss-Wright Corp	3,006	275,891
CyberOptics Corp *	864	17,842
DHT Holdings Inc	22,007	91,329
Dorian LPG Ltd *	4,990	40,818
Ducommun Inc *	2,789	88,077
DXP Enterprises Inc *	960	33,120
Eagle Bulk Shipping Inc *	10,037	47,475
Echo Global Logistics Inc *	7,606	151,359
Electro Scientific Industries Inc *	8,235	67,856
EMCOR Group Inc	52,073	3,404,533
Encore Wire Corp	8,787	375,205
EnerSys	26,700	1,934,415
ESCO Technologies Inc	6,833	407,588
Esterline Technologies Corp *	37,434	3,548,743
FARO Technologies Inc *	3,279	123,946
Federal Signal Corp	91,335	1,585,576
Fitbit Inc ‘A’ *	47,420	251,800
Franklin Electric Co Inc	10,298	426,337
FreightCar America Inc	3,352	58,291
Frontline Ltd (Norway)	21,204	121,499
GasLog Ltd (Monaco)	10,828	165,127
GATX Corp	10,548	677,920
Genco Shipping & Trading Ltd *	1,850	17,520
Gencor Industries Inc *	2,337	37,859
Gener8 Maritime Inc *	12,531	71,301
General Cable Corp	1,178	19,260
Gentex Corp	6,800	128,996
Gerresheimer AG (Germany)	67,000	5,392,401
Gibraltar Industries Inc *	81,602	2,909,111
Global Brass & Copper Holdings Inc	626	19,124
Golar LNG Ltd (NOTC) (Bermuda)	25,746	572,848
GP Strategies Corp *	372	9,821
Graham Corp	2,494	49,032
Granite Construction Inc	45,474	2,193,666
Greif Inc ‘A’	980	54,664
Greif Inc ‘B’	199	12,020
Griffon Corp	51,961	1,140,544
Handy & Harman Ltd *	295	9,263
Hardinge Inc	2,877	35,732
Haynes International Inc	3,291	119,496
Heartland Express Inc	582	12,117
Heritage-Crystal Clean Inc *	1,564	24,868
Hill International Inc *	1,016	5,283
Hillenbrand Inc	15,900	573,990
Hub Group Inc ‘A’ *	8,718	334,335
Hurco Cos Inc	1,644	57,129
Hyster-Yale Materials Handling Inc	442	31,051

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
IES Holdings Inc *	2,264	$41,092
II-VI Inc *	11,470	393,421
Insteel Industries Inc	37,500	1,236,375
International Seaways Inc *	7,795	168,918
Kaman Corp	6,686	333,431
KBR Inc	34,493	524,983
Kennametal Inc	70,108	2,623,441
Kimball Electronics Inc *	7,061	127,451
KLX Inc *	13,889	694,450
Knight Transportation Inc	1,249	46,275
Knowles Corp *	23,758	401,985
Kratos Defense & Security Solutions Inc *	11,806	140,137
Lawson Products Inc *	519	11,496
Layne Christensen Co *	4,801	42,201
LB Foster Co ‘A’	2,112	45,302
Lindsay Corp	11,475	1,024,144
Louisiana-Pacific Corp *	2,484	59,889
LSB Industries Inc *	5,415	55,937
LSI Industries Inc	6,018	54,463
Marten Transport Ltd	6,203	169,962
Matson Inc	6,115	183,695
Milacron Holdings Corp *	1,478	25,998
Mistras Group Inc *	4,138	90,912
Moog Inc ‘A’ *	7,753	556,045
MSA Safety Inc	16,750	1,359,597
Mueller Industries Inc	91,100	2,773,995
Mueller Water Products Inc ‘A’	423,496	4,946,433
MYR Group Inc *	2,358	73,145
National Presto Industries Inc	1,312	144,976
Navios Maritime Acquisition Corp	21,517	31,630
Navios Maritime Holdings Inc * (Monaco)	22,870	31,332
NL Industries Inc *	2,221	15,658
Nordic American Tankers Ltd	27,623	175,130
Northwest Pipe Co *	2,389	38,845
NV5 Global Inc *	617	26,223
NVE Corp	132	10,164
Olympic Steel Inc	2,231	43,460
Orion Group Holdings Inc *	3,735	27,900
Overseas Shipholding Group Inc ‘A’ *	10,622	28,255
Park Electrochemical Corp	5,067	93,334
Park-Ohio Holdings Corp	2,285	87,059
Plexus Corp *	21,390	1,124,472
Powell Industries Inc	2,245	71,818
Quanex Building Products Corp	8,270	174,911
Regal Beloit Corp	12,500	1,019,375
Revolution Lighting Technologies Inc *	2,738	18,043
Rexnord Corp *	28,009	651,209
Roadrunner Transportation Systems Inc *	9,081	66,019
Rogers Corp *	12,600	1,368,612
Safe Bulkers Inc * (Greece)	12,122	27,759
Saia Inc *	78,687	4,036,643
Sanmina Corp *	19,781	753,656
Schneider National Inc ‘B’	632	14,138
Scorpio Bulkers Inc *	15,620	110,902
Scorpio Tankers Inc (Monaco)	44,287	175,819
Ship Finance International Ltd (Norway)	16,742	227,691
Simpson Manufacturing Co Inc	123,062	5,379,040
Sparton Corp *	2,514	55,283
SPX FLOW Inc *	8,300	306,104
Standex International Corp	726	65,848
Sterling Construction Co Inc *	5,110	66,788
Stoneridge Inc *	7,225	111,337
SunPower Corp *	16,045	149,860
SYNNEX Corp	6,197	743,392
Tech Data Corp *	8,680	876,680
Teekay Corp (Bermuda)	14,572	97,195
Teekay Tankers Ltd ‘A’ (Bermuda)	34,426	64,721
Tennant Co	274	20,221
Tetra Tech Inc	1,037	47,443
The Eastern Co	1,442	43,332

	Shares	Value
The Gorman-Rupp Co	4,749	$120,957
The Greenbrier Cos Inc	7,445	344,331
The Manitowoc Co Inc *	226,978	1,364,138
TimkenSteel Corp *	10,332	158,803
TopBuild Corp *	3,998	212,174
Tredegar Corp	6,806	103,792
TriMas Corp *	12,055	251,347
Trinseo SA	3,638	249,931
Triumph Group Inc	13,295	420,122
TTM Technologies Inc *	19,427	337,253
Tutor Perini Corp *	8,517	244,864
Twin Disc Inc *	2,151	34,717
UFP Technologies Inc *	1,692	47,884
Universal Forest Products Inc	29,264	2,555,040
Universal Logistics Holdings Inc	991	14,865
Vicor Corp *	370	6,623
Vishay Intertechnology Inc	36,212	601,119
Vishay Precision Group Inc *	2,720	47,056
VSE Corp	2,299	103,409
Watts Water Technologies Inc ‘A’	15,248	963,674
Werner Enterprises Inc	12,703	372,833
Willis Lease Finance Corp *	853	22,801
Worthington Industries Inc	1,040	52,229
YRC Worldwide Inc *	7,325	81,454
ZAGG Inc *	2,236	19,341
Zebra Technologies Corp ‘A’ *	36,200	3,638,824

		101,226,809

Technology - 4.7%

Actua Corp *	8,166	114,732
Acxiom Corp *	10,315	267,984
Agilysys Inc *	4,144	41,937
Allscripts Healthcare Solutions Inc *	48,854	623,377
Alpha & Omega Semiconductor Ltd *	4,921	82,033
Ambarella Inc *	5,091	247,168
American Software Inc ‘A’	3,138	32,290
Amkor Technology Inc *	25,822	252,281
Avid Technology Inc *	3,124	16,432
AXT Inc *	9,914	62,954
Bazaarvoice Inc *	22,142	109,603
Bottomline Technologies de Inc *	1,311	33,680
CACI International Inc ‘A’ *	6,543	818,202
Cogint Inc *	4,837	24,427
Cohu Inc	102,487	1,613,145
Computer Programs & Systems Inc	1,530	50,184
Convergys Corp	25,520	606,866
Cray Inc *	10,785	198,444
CSG Systems International Inc	1,747	70,893
Digi International Inc *	7,323	74,328
Digimarc Corp *	196	7,869
Diodes Inc *	7,574	182,003
DMC Global Inc	3,941	51,627
Donnelley Financial Solutions Inc *	811	18,621
DSP Group Inc *	5,707	66,201
Eastman Kodak Co *	875	7,963
EMCORE Corp	4,111	43,782
Engility Holdings Inc *	4,766	135,354
Evolent Health Inc ‘A’ *	8,003	202,876
Glu Mobile Inc *	26,889	67,223
GSI Technology Inc *	3,683	28,948
InnerWorkings Inc *	1,130	13,108
Insight Enterprises Inc *	5,814	232,502
IXYS Corp	6,783	111,580
Kopin Corp *	1,582	5,869
Kulicke & Soffa Industries Inc * (Singapore)	125,400	2,385,108
ManTech International Corp ‘A’	6,913	286,060
Maxwell Technologies Inc *	9,290	55,647
Mercury Systems Inc *	977	41,122
MicroStrategy Inc ‘A’ *	1,137	217,929
MKS Instruments Inc	60,700	4,085,110

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Monotype Imaging Holdings Inc	5,866	$107,348
MTS Systems Corp	4,522	234,240
Nanometrics Inc *	1,146	28,982
NantHealth Inc *	4,762	20,143
NCI Inc ‘A’ *	1,366	28,823
NetScout Systems Inc *	135,283	4,653,735
NeuStar Inc ‘A’ *	1,570	52,360
Park City Group Inc *	256	3,110
PDF Solutions Inc *	446	7,337
pdvWireless Inc *	2,461	57,341
Photronics Inc *	208,482	1,959,731
Presidio Inc *	1,887	27,003
Progress Software Corp	2,175	67,186
QAD Inc ‘A’	903	28,941
Quality Systems Inc *	5,045	86,825
Quantum Corp *	5,961	46,555
Radisys Corp *	8,174	30,734
Rambus Inc *	21,654	247,505
Rosetta Stone Inc *	3,762	40,554
Rudolph Technologies Inc *	893	20,405
SecureWorks Corp ‘A’ *	2,145	19,927
Sigma Designs Inc *	10,156	59,413
Silver Spring Networks Inc *	8,646	97,527
Stratasys Ltd *	6,882	160,419
Super Micro Computer Inc *	8,082	199,221
Sykes Enterprises Inc *	9,740	326,582
Synchronoss Technologies Inc *	11,570	190,327
The ExOne Co *	274	3,137
The KeyW Holding Corp *	12,942	121,008
Unisys Corp *	4,265	54,592
Veeco Instruments Inc *	12,657	352,498
VeriFone Systems Inc *	27,708	501,515
Verint Systems Inc *	14,098	573,789
Virtusa Corp *	2,143	63,004
Xcerra Corp *	1,918	18,739

		24,078,018

Utilities - 5.3%

ALLETE Inc	13,767	986,819
Ameresco Inc ‘A’ *	5,450	41,965
American States Water Co	3,053	144,743
Artesian Resources Corp ‘A’	2,177	81,942
Atlantic Power Corp *	7,843	18,823
Avista Corp	17,357	736,978
Black Hills Corp	14,410	972,243
California Water Service Group	4,930	181,424
Chesapeake Utilities Corp	3,748	280,913
Connecticut Water Service Inc	18,154	1,007,728
Consolidated Water Co Ltd (Cayman)	3,994	49,526
Delta Natural Gas Co Inc	1,910	58,198
Dynegy Inc *	29,856	246,909
El Paso Electric Co	10,882	562,599
EnerNOC Inc *	5,915	45,841
Genie Energy Ltd ‘B’	3,873	29,512
IDACORP Inc	74,419	6,351,662
MGE Energy Inc	4,763	306,499
Middlesex Water Co	602	23,839
New Jersey Resources Corp	21,344	847,357
Northwest Natural Gas Co	7,690	460,246
NorthWestern Corp	13,078	798,020
NRG Yield Inc ‘A’	9,455	161,302
NRG Yield Inc ‘C’	16,994	299,094
ONE Gas Inc	14,032	979,574
Ormat Technologies Inc	5,481	321,625
Otter Tail Corp	10,536	417,226
PNM Resources Inc	21,467	821,113
Portland General Electric Co	24,039	1,098,342
RGC Resources Inc	970	27,480
SJW Group	4,316	212,261
South Jersey Industries Inc	21,630	739,097

	Shares	Value
Southwest Gas Holdings Inc	11,481	$838,802
Spark Energy Inc ‘A’	459	8,629
Spire Inc	86,305	6,019,774
The York Water Co	325	11,326
Unitil Corp	3,676	177,588
WGL Holdings Inc	13,784	1,149,999

		27,517,018

Total Common Stocks (Cost $425,558,754)		506,020,097

	Principal Amount

CORPORATE BONDS & NOTES - 0.5%

Energy - 0.4%

Unit Corp 6.625% due 05/15/21	$2,268,000	2,182,950

Industrial - 0.1%

Mueller Industries Inc 6.000% due 03/01/27	482,000	496,460

Total Corporate Bonds & Notes (Cost $2,622,121)		2,679,410

SHORT-TERM INVESTMENT - 1.4%

Repurchase Agreement - 1.4%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $7,461,228; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $7,617,914)	7,461,153	7,461,153

Total Short-Term Investment (Cost $7,461,153)		7,461,153

TOTAL INVESTMENTS - 100.2% (Cost $435,642,028)		516,160,660

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,135,443)

NET ASSETS - 100.0%		$515,025,217

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	34.7%
Industrial	19.8%
Consumer, Non-Cyclical	10.5%
Consumer, Cyclical	9.6%
Energy	5.7%
Basic Materials	5.7%
Utilities	5.3%
Technology	4.7%
Others (each less than 3.0%)	4.2%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP EQUITY PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	32	($4,523)

(c)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$29,267,377	$29,267,377	$-	$-
	Communications	14,479,203	14,479,203	-	-
	Consumer, Cyclical	49,516,738	49,516,738	-	-
	Consumer, Non-Cyclical	53,898,354	52,969,327	929,027	-
	Diversified	108,850	29,470	-	79,380
	Energy	27,312,674	24,423,536	2,889,138	-
	Financial	178,615,056	178,615,056	-	-
	Industrial	101,226,809	95,834,408	5,392,401	-
	Technology	24,078,018	24,078,018	-	-
	Utilities	27,517,018	27,517,018	-	-

	Total Common Stocks	506,020,097	496,730,151	9,210,566	79,380

	Corporate Bonds & Notes	2,679,410	-	2,679,410	-
	Short-Term Investment	7,461,153	-	7,461,153	-

	Total Assets	516,160,660	496,730,151	19,351,129	79,380

Liabilities	Derivatives:
	Equity Contracts
	Futures	(4,523)	(4,523)	-	-

	Total Liabilities	(4,523)	(4,523)	-	-

	Total	$516,156,137	$496,725,628	$19,351,129	$79,380

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments

June 30, 2017 (Unaudited)

	Shares	Value
RIGHTS - 0.1%

Consumer, Non-Cyclical - 0.1%

Dyax Corp - Contingent Value Rights * +	66,197	$151,591

Total Rights (Cost $73,479)		151,591

COMMON STOCKS - 97.8%

Basic Materials - 3.4%

A Schulman Inc	12,561	401,952
Aceto Corp	13,353	206,304
AdvanSix Inc *	13,021	406,776
AgroFresh Solutions Inc *	9,662	69,373
AK Steel Holding Corp *	136,401	896,155
Allegheny Technologies Inc	48,224	820,290
American Vanguard Corp	13,342	230,149
Balchem Corp	13,733	1,067,191
Calgon Carbon Corp	23,068	348,327
Carpenter Technology Corp	20,561	769,598
Century Aluminum Co *	21,658	337,432
Clearwater Paper Corp *	7,087	331,317
Cliffs Natural Resources Inc *	129,920	899,046
Codexis Inc *	15,075	82,159
Coeur Mining Inc *	77,884	668,245
Commercial Metals Co	50,357	978,436
Compass Minerals International Inc	14,756	963,567
CSW Industrials Inc *	6,692	258,646
Deltic Timber Corp	4,688	350,006
Fairmount Santrol Holdings Inc *	67,554	263,461
Ferro Corp *	37,009	676,895
Ferroglobe Representation & Warranty Insurance Trust * +	42,979	-
GCP Applied Technologies Inc *	30,857	941,138
Gold Resource Corp	23,312	95,113
Hawkins Inc	4,147	192,213
HB Fuller Co	21,744	1,111,336
Hecla Mining Co	171,527	874,788
Ingevity Corp *	18,657	1,070,912
Innophos Holdings Inc	8,483	371,895
Innospec Inc	10,157	665,791
Intrepid Potash Inc *	40,580	91,711
Kaiser Aluminum Corp	7,315	647,524
Klondex Mines Ltd * (Canada)	76,132	256,565
KMG Chemicals Inc	4,008	195,069
Koppers Holdings Inc *	8,752	316,385
Kraton Corp *	13,452	463,287
Kronos Worldwide Inc	9,908	180,524
Landec Corp *	12,387	183,947
Materion Corp	8,563	320,256
Minerals Technologies Inc	15,256	1,116,739
Neenah Paper Inc	7,379	592,165
Oil-Dri Corp of America	2,230	93,682
OMNOVA Solutions Inc *	18,615	181,496
Orchids Paper Products Co	4,193	54,299
PH Glatfelter Co	19,233	375,813
PolyOne Corp	35,450	1,373,333
Quaker Chemical Corp	5,626	817,064
Rayonier Advanced Materials Inc	18,784	295,284
Ryerson Holding Corp *	5,564	55,084
Schnitzer Steel Industries Inc ‘A’	12,225	308,070
Schweitzer-Mauduit International Inc	13,422	499,701
Sensient Technologies Corp	19,269	1,551,733
Shiloh Industries Inc *	3,676	43,156
Smart Sand Inc *	9,416	83,897
Stepan Co	8,672	755,678
Tronox Ltd ‘A’	29,433	445,027

	Shares	Value
United States Lime & Minerals Inc	1,036	$81,295
Uranium Energy Corp *	58,357	92,788
US Silica Holdings Inc	35,548	1,261,598
Valhi Inc	11,560	34,449
Verso Corp ‘A’ *	14,913	69,942

		29,186,072

Communications - 6.5%

1-800-Flowers.com Inc ‘A’ *	11,454	111,676
8x8 Inc *	38,452	559,477
A10 Networks Inc *	20,632	174,134
Acacia Communications Inc *	8,050	333,833
ADTRAN Inc	21,629	446,639
Aerohive Networks Inc *	11,245	56,225
Angie’s List Inc *	17,597	225,066
ATN International Inc	4,743	324,611
Bankrate Inc *	19,374	248,956
Beasley Broadcast Group Inc ‘A’	2,079	20,374
Blucora Inc *	17,948	380,498
Boingo Wireless Inc *	16,680	249,533
CalAmp Corp *	15,133	307,654
Calix Inc *	19,116	130,945
Cars.com Inc *	31,401	836,209
Carvana Co *	6,619	135,491
Central European Media Enterprises Ltd ‘A’ * (Bermuda)	33,796	135,184
ChannelAdvisor Corp *	10,825	125,029
Chegg Inc *	37,298	458,392
Ciena Corp *	61,472	1,538,029
Cincinnati Bell Inc *	18,461	360,913
Clear Channel Outdoor Holdings Inc ‘A’	15,965	77,430
Clearfield Inc *	5,091	67,201
Cogent Communications Holdings Inc	18,080	725,008
Comtech Telecommunications Corp	9,636	182,795
Consolidated Communications Holdings Inc	22,193	476,484
Corindus Vascular Robotics Inc *	35,967	66,899
Daily Journal Corp *	491	101,283
DHI Group Inc *	23,289	66,374
DigitalGlobe Inc *	26,927	896,669
Endurance International Group Holdings Inc *	27,046	225,834
Entercom Communications Corp ‘A’	11,613	120,195
Entravision Communications Corp ‘A’	29,031	191,605
ePlus Inc *	5,699	422,296
Etsy Inc *	50,331	754,965
Extreme Networks Inc *	47,426	437,268
FairPoint Communications Inc *	9,840	153,996
Finisar Corp *	48,522	1,260,602
Frontier Communications Corp	513,195	595,306
FTD Cos Inc *	7,300	146,000
Gannett Co Inc	48,767	425,248
General Communication Inc ‘A’ *	11,574	424,071
Gigamon Inc *	15,757	620,038
Global Eagle Entertainment Inc *	21,275	75,739
Global Sources Ltd * (Hong Kong)	3,405	68,100
Globalstar Inc *	192,794	410,651
Gogo Inc *	25,895	298,569
Gray Television Inc *	29,006	397,382
Groupon Inc *	147,486	566,346
GrubHub Inc *	37,397	1,630,509
GTT Communications Inc *	13,466	426,199
Harmonic Inc *	35,136	184,464
Hawaiian Telcom Holdco Inc *	3,159	78,943
HC2 Holdings Inc *	15,554	91,458
HealthStream Inc *	11,182	294,310
Hemisphere Media Group Inc *	6,804	80,627
Houghton Mifflin Harcourt Co *	44,966	553,082
IDT Corp ‘B’	7,687	110,462
Imperva Inc *	14,573	697,318
Infinera Corp *	61,697	658,307

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Intelsat SA *	14,610	$44,707
InterDigital Inc	15,345	1,186,168
Internap Corp *	34,507	126,641
Iridium Communications Inc *	38,146	421,513
KVH Industries Inc *	7,869	74,756
Lands’ End Inc *	5,409	80,594
Leaf Group Ltd *	4,871	37,994
Liberty Media Corp-Liberty Braves ‘A’ *	4,206	100,481
Liberty Media Corp-Liberty Braves ‘C’ *	14,674	351,736
Limelight Networks Inc *	33,034	95,468
Liquidity Services Inc *	11,079	70,352
Loral Space & Communications Inc *	5,609	233,054
Lumos Networks Corp *	9,289	165,994
MDC Partners Inc ‘A’	24,169	239,273
Meredith Corp	17,205	1,022,837
MSG Networks Inc ‘A’ *	26,151	587,090
NeoPhotonics Corp *	14,479	111,778
NETGEAR Inc *	14,075	606,632
New Media Investment Group Inc	22,541	303,853
Nexstar Media Group Inc ‘A’	19,801	1,184,100
NIC Inc	27,788	526,583
Oclaro Inc *	72,051	672,956
Okta Inc *	4,837	110,284
Ominto Inc *	5,515	84,104
Ooma Inc *	7,307	58,456
ORBCOMM Inc *	28,670	323,971
Overstock.com Inc *	7,243	118,061
Perficient Inc *	16,241	302,732
Plantronics Inc	14,498	758,390
Preformed Line Products Co	1,343	62,342
Proofpoint Inc *	18,687	1,622,592
Q2 Holdings Inc *	13,622	503,333
Quantenna Communications Inc *	9,167	174,173
QuinStreet Inc *	17,744	73,992
Quotient Technology Inc *	31,998	367,977
Rapid7 Inc *	9,168	154,297
RealNetworks Inc *	11,049	47,842
Reis Inc	4,114	87,422
Rightside Group Ltd *	4,855	51,560
RigNet Inc *	5,642	90,554
RingCentral Inc ‘A’ *	27,163	992,808
Rocket Fuel Inc *	15,188	41,767
Saga Communications Inc ‘A’	1,632	74,664
Salem Media Group Inc	4,697	33,349
Scholastic Corp	12,088	526,916
Shenandoah Telecommunications Co	20,171	619,250
ShoreTel Inc *	29,689	172,196
Shutterfly Inc *	14,834	704,615
Shutterstock Inc *	8,097	356,916
Sinclair Broadcast Group Inc ‘A’	31,439	1,034,343
Sonus Networks Inc *	22,663	168,613
Spok Holdings Inc	9,613	170,150
Stamps.com Inc *	6,901	1,068,792
Straight Path Communications Inc ‘B’ *	3,745	672,789
TechTarget Inc *	9,102	94,388
Telenav Inc *	13,237	107,220
The EW Scripps Co ‘A’ *	25,605	456,025
The Meet Group Inc *	29,298	147,955
The New York Times Co ‘A’	54,220	959,694
The Rubicon Project Inc *	17,544	90,176
The Trade Desk Inc ‘A’ *	7,563	378,982
Time Inc	43,702	627,124
TiVo Corp	50,749	946,469
Townsquare Media Inc ‘A’ *	4,345	44,493
tronc Inc *	8,713	112,311
TrueCar Inc *	27,195	541,996
Tucows Inc ‘A’ *	3,894	208,329
Ubiquiti Networks Inc *	10,068	523,234
VASCO Data Security International Inc *	14,380	206,353
ViaSat Inc *	23,157	1,532,993

	Shares	Value
Viavi Solutions Inc *	99,632	$1,049,125
VirnetX Holding Corp *	22,455	102,170
Vonage Holdings Corp *	87,091	569,575
Web.com Group Inc *	16,731	423,294
WebMD Health Corp *	16,285	955,115
West Corp	19,661	458,495
Windstream Holdings Inc	79,980	310,322
World Wrestling Entertainment Inc ‘A’	16,646	339,079
XO Group Inc *	10,768	189,732
Yelp Inc *	33,829	1,015,547
Yext Inc *	5,697	75,941
Zendesk Inc *	42,278	1,174,483
Zix Corp *	23,440	133,374

		55,866,705

Consumer, Cyclical - 11.5%

Abercrombie & Fitch Co ‘A’	28,387	353,134
Acushnet Holdings Corp	10,008	198,559
Allegiant Travel Co	5,695	772,242
AMC Entertainment Holdings Inc ‘A’	24,177	550,027
America’s Car-Mart Inc *	3,251	126,464
American Axle & Manufacturing Holdings Inc *	36,580	570,648
American Eagle Outfitters Inc	70,725	852,236
American Woodmark Corp *	6,148	587,441
Anixter International Inc *	12,625	987,275
Asbury Automotive Group Inc *	8,201	463,767
Ascena Retail Group Inc *	75,106	161,478
At Home Group Inc *	1,624	37,823
AV Homes Inc *	5,846	117,212
Barnes & Noble Education Inc *	16,662	177,117
Barnes & Noble Inc	26,030	197,828
Bassett Furniture Industries Inc	4,899	185,917
Beacon Roofing Supply Inc *	26,113	1,279,537
Beazer Homes USA Inc *	13,789	189,185
Belmond Ltd ‘A’ * (United Kingdom)	39,207	521,453
Big 5 Sporting Goods Corp	9,404	122,722
Big Lots Inc	19,744	953,635
Biglari Holdings Inc *	436	174,287
BJ’s Restaurants Inc *	9,140	340,465
Black Diamond Inc *	8,543	56,811
Bloomin’ Brands Inc	43,267	918,558
Blue Bird Corp *	3,168	53,856
BMC Stock Holdings Inc *	28,462	621,895
Bojangles’ Inc *	7,487	121,664
Boot Barn Holdings Inc *	6,609	46,792
Boyd Gaming Corp	36,897	915,415
Brinker International Inc	21,497	819,036
Buffalo Wild Wings Inc *	7,021	889,561
Build-A-Bear Workshop Inc *	6,243	65,239
Caesars Acquisition Co ‘A’ *	20,904	398,221
Caesars Entertainment Corp *	25,731	308,772
Caleres Inc	18,260	507,263
Callaway Golf Co	40,164	513,296
Camping World Holdings Inc ‘A’	5,379	165,942
Carrols Restaurant Group Inc *	16,162	197,985
Castle Brands Inc *	37,292	64,142
Cavco Industries Inc *	3,608	467,777
Century Casinos Inc *	9,205	67,841
Century Communities Inc *	7,172	177,866
Chico’s FAS Inc	57,458	541,254
Churchill Downs Inc	5,904	1,082,203
Chuy’s Holdings Inc *	7,537	176,366
Citi Trends Inc	6,227	132,137
ClubCorp Holdings Inc	27,812	364,337
Columbia Sportswear Co	12,612	732,253
Commercial Vehicle Group Inc *	10,789	91,167
Conn’s Inc *	8,036	153,488
Cooper Tire & Rubber Co	23,135	835,173
Cooper-Standard Holdings Inc *	7,631	769,739

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Core-Mark Holding Co Inc	20,265	$669,961
Cracker Barrel Old Country Store Inc	8,354	1,397,206
Crocs Inc *	33,569	258,817
Culp Inc	4,666	151,645
Daktronics Inc	16,089	154,937
Dana Inc	63,327	1,414,092
Dave & Buster’s Entertainment Inc *	18,286	1,216,202
Deckers Outdoor Corp *	13,775	940,281
Del Frisco’s Restaurant Group Inc *	9,514	153,175
Del Taco Restaurants Inc *	14,305	196,694
Delta Apparel Inc *	3,272	72,573
Denny’s Corp *	29,714	349,734
Dillard’s Inc ‘A’	6,634	382,715
DineEquity Inc	7,955	350,418
Dorman Products Inc *	11,886	983,804
Douglas Dynamics Inc	9,664	317,946
Drive Shack Inc	18,440	58,086
DSW Inc ‘A’	28,694	507,884
Duluth Holdings Inc ‘B’ *	4,444	80,925
El Pollo Loco Holdings Inc *	9,353	129,539
Eldorado Resorts Inc *	20,313	406,260
Empire Resorts Inc *	1,141	27,270
EnviroStar Inc	1,469	39,736
Eros International PLC * (India)	11,879	136,015
Escalade Inc	5,118	67,046
Essendant Inc	16,634	246,682
Ethan Allen Interiors Inc	10,887	351,650
Express Inc *	31,926	215,501
EZCORP Inc ‘A’ *	21,844	168,199
Fiesta Restaurant Group Inc *	11,238	232,065
FirstCash Inc	20,606	1,201,330
Five Below Inc *	23,398	1,155,159
Flexsteel Industries Inc	2,982	161,356
Fogo De Chao Inc *	4,023	55,920
Fossil Group Inc *	17,562	181,767
Foundation Building Materials Inc *	5,617	72,235
Fox Factory Holding Corp *	15,205	541,298
Francesca’s Holdings Corp *	17,565	192,161
Fred’s Inc ‘A’	15,530	143,342
Freshpet Inc *	11,164	185,322
G-III Apparel Group Ltd *	19,157	477,967
Gaia Inc *	3,772	42,246
Genesco Inc *	8,353	283,167
Gentherm Inc *	16,155	626,814
GMS Inc *	10,238	287,688
GNC Holdings Inc ‘A’	29,797	251,189
Golden Entertainment Inc *	4,838	100,195
Green Brick Partners Inc *	9,834	112,599
Group 1 Automotive Inc	8,989	569,183
Guess? Inc	25,642	327,705
H&E Equipment Services Inc	14,345	292,781
Haverty Furniture Cos Inc	8,554	214,705
Hawaiian Holdings Inc *	23,254	1,091,775
Herman Miller Inc	25,519	775,778
Hibbett Sports Inc *	10,091	209,388
HNI Corp	19,221	766,341
Hooker Furniture Corp	4,937	203,158
Horizon Global Corp *	11,122	159,712
Hovnanian Enterprises Inc ‘A’ *	56,128	157,158
HSN Inc	14,031	447,589
Huttig Building Products Inc *	10,139	71,074
Iconix Brand Group Inc *	20,224	139,748
ILG Inc	46,259	1,271,660
IMAX Corp *	25,444	559,768
Inspired Entertainment Inc *	1,709	22,217
Installed Building Products Inc *	9,182	486,187
Interface Inc	27,007	530,688
International Speedway Corp ‘A’	11,287	423,827
Intrawest Resorts Holdings Inc *	5,742	136,315
iRobot Corp *	11,508	968,283

	Shares	Value
J Alexander’s Holdings Inc *	6,664	$81,634
J. Jill Inc *	5,084	62,482
Jack in the Box Inc	13,780	1,357,330
JC Penney Co Inc *	135,206	628,708
Johnson Outdoors Inc ‘A’	2,419	116,620
KB Home	37,358	895,471
Kimball International Inc ‘B’	15,820	264,036
Kirkland’s Inc *	7,256	74,592
Knoll Inc	21,403	429,130
La Quinta Holdings Inc *	36,303	536,195
La-Z-Boy Inc	21,030	683,475
LCI Industries	10,479	1,073,050
LGI Homes Inc *	7,334	294,680
Libbey Inc	10,101	81,414
Liberty TripAdvisor Holdings Inc ‘A’ *	33,075	383,670
Lifetime Brands Inc	4,890	88,754
Lindblad Expeditions Holdings Inc *	8,676	91,098
Lithia Motors Inc ‘A’	10,148	956,246
Lumber Liquidators Holdings Inc *	12,553	314,578
M/I Homes Inc *	10,090	288,070
Malibu Boats Inc ‘A’ *	8,189	211,849
Marine Products Corp	2,766	43,177
MarineMax Inc *	11,679	228,324
Marriott Vacations Worldwide Corp	9,597	1,130,047
MCBC Holdings Inc *	8,011	156,615
MDC Holdings Inc	18,024	636,788
Meritage Homes Corp *	16,370	690,814
Meritor Inc *	35,736	593,575
Miller Industries Inc	5,095	126,611
Mobile Mini Inc	19,552	583,627
Modine Manufacturing Co *	21,943	363,157
Monarch Casino & Resort Inc *	4,856	146,894
Motorcar Parts of America Inc *	8,089	228,433
Movado Group Inc	7,332	185,133
NACCO Industries Inc ‘A’	1,612	114,210
Nathan’s Famous Inc *	1,367	86,121
National CineMedia Inc	26,424	196,066
Nautilus Inc *	13,247	253,680
Navistar International Corp *	22,024	577,690
Nexeo Solutions Inc *	11,191	92,885
Noodles & Co *	5,308	20,701
Office Depot Inc	220,880	1,245,763
Ollie’s Bargain Outlet Holdings Inc *	20,686	881,224
Oxford Industries Inc	7,155	447,116
Papa John’s International Inc	11,909	854,590
Party City Holdco Inc *	11,617	181,806
PC Connection Inc	4,872	131,836
PCM Inc *	4,314	80,888
Penn National Gaming Inc *	32,007	684,950
Perry Ellis International Inc *	5,627	109,501
PetMed Express Inc	8,587	348,632
PICO Holdings Inc *	9,675	169,313
Pier 1 Imports Inc	34,588	179,512
Pinnacle Entertainment Inc *	23,362	461,633
Planet Fitness Inc ‘A’	36,820	859,379
Potbelly Corp *	10,911	125,477
PriceSmart Inc	9,582	839,383
RCI Hospitality Holdings Inc	3,872	92,308
Reading International Inc ‘A’ *	7,577	122,217
Red Lion Hotels Corp *	5,647	41,505
Red Robin Gourmet Burgers Inc *	5,614	366,314
Red Rock Resorts Inc ‘A’	29,901	704,169
Regis Corp *	15,504	159,226
REV Group Inc	5,483	151,769
RH *	15,039	970,316
Ruby Tuesday Inc *	28,600	57,486
Rush Enterprises Inc ‘A’ *	12,663	470,810
Rush Enterprises Inc ‘B’ *	2,310	84,107
Ruth’s Hospitality Group Inc	12,902	280,619
ScanSource Inc *	10,874	438,222

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Scientific Games Corp ‘A’ *	22,431	$585,449
Sears Holdings Corp *	5,029	44,557
SeaWorld Entertainment Inc	30,003	488,149
Select Comfort Corp *	17,906	635,484
Sequential Brands Group Inc *	18,303	73,029
Shake Shack Inc ‘A’ *	9,603	334,953
Shoe Carnival Inc	5,004	104,484
SiteOne Landscape Supply Inc *	14,757	768,249
SkyWest Inc	22,303	782,835
Sonic Automotive Inc ‘A’	11,695	227,468
Sonic Corp	17,929	474,939
Spartan Motors Inc	14,637	129,537
Speedway Motorsports Inc	5,234	95,625
Sportsman’s Warehouse Holdings Inc *	15,821	85,433
Standard Motor Products Inc	9,463	494,158
Steelcase Inc ‘A’	37,317	522,438
Steven Madden Ltd *	25,682	1,025,996
Superior Industries International Inc	10,103	207,617
Superior Uniform Group Inc	3,619	80,885
Supreme Industries Inc ‘A’	5,881	96,742
Systemax Inc	5,659	106,389
Tailored Brands Inc	21,106	235,543
Taylor Morrison Home Corp ‘A’ *	26,687	640,755
Tenneco Inc	23,241	1,344,027
Texas Roadhouse Inc	29,031	1,479,129
The Buckle Inc	13,019	231,738
The Cato Corp ‘A’	10,858	190,992
The Cheesecake Factory Inc	19,508	981,252
The Children’s Place Inc	7,495	765,239
The Container Store Group Inc *	8,585	50,823
The Finish Line Inc ‘A’	17,392	246,445
The Habit Restaurants Inc ‘A’ *	8,762	138,440
The Marcus Corp	8,429	254,556
The New Home Co Inc *	5,392	61,846
Tile Shop Holdings Inc	15,274	315,408
Tilly’s Inc ‘A’	4,066	41,270
Titan International Inc	21,645	259,956
Titan Machinery Inc *	8,054	144,811
Tower International Inc	8,519	191,252
TRI Pointe Group Inc *	68,608	904,940
Triton International Ltd (Bermuda)	18,922	632,752
UCP Inc ‘A’ *	3,437	37,635
Unifi Inc *	6,710	206,668
UniFirst Corp	6,731	947,052
Universal Electronics Inc *	6,208	415,005
Vera Bradley Inc *	9,191	89,888
Veritiv Corp *	5,002	225,090
Vista Outdoor Inc *	24,882	560,094
Vitamin Shoppe Inc *	9,428	109,836
VOXX International Corp *	8,498	69,684
Wabash National Corp	25,301	556,116
Wesco Aircraft Holdings Inc *	23,226	252,002
West Marine Inc	8,186	105,190
Weyco Group Inc	2,896	80,740
William Lyon Homes ‘A’ *	10,488	253,180
Wingstop Inc	12,854	397,189
Winmark Corp	1,040	134,108
Winnebago Industries Inc	13,702	479,570
Wolverine World Wide Inc	41,027	1,149,166
Zoe’s Kitchen Inc *	8,872	105,666
Zumiez Inc *	8,323	102,789

		99,410,313

Consumer, Non-Cyclical - 20.7%

AAC Holdings Inc *	4,727	32,758
Aaron’s Inc	27,604	1,073,796
Abaxis Inc	9,614	509,734
Abeona Therapeutics Inc *	10,284	65,818
ABM Industries Inc	24,124	1,001,628
Acacia Research Corp *	17,401	71,344

	Shares	Value
Accelerate Diagnostics Inc *	10,713	$293,001
Acceleron Pharma Inc *	13,920	423,029
ACCO Brands Corp *	45,951	535,329
Accuray Inc *	36,607	173,883
Achaogen Inc *	12,585	273,472
Achillion Pharmaceuticals Inc *	54,060	248,135
Aclaris Therapeutics Inc *	8,751	237,327
Acorda Therapeutics Inc *	18,450	363,465
Adamas Pharmaceuticals Inc *	6,400	111,936
Addus HomeCare Corp *	3,178	118,222
Adtalem Global Education Inc	27,375	1,038,881
Aduro Biotech Inc *	16,430	187,302
Advaxis Inc *	17,106	111,018
Aerie Pharmaceuticals Inc *	13,198	693,555
Agenus Inc *	35,193	137,605
Aimmune Therapeutics Inc *	15,269	313,931
Akebia Therapeutics Inc *	16,614	238,743
Alarm.com Holdings Inc *	8,814	331,671
Albany Molecular Research Inc *	11,326	245,774
Alder Biopharmaceuticals Inc *	20,102	230,168
Alico Inc	1,399	43,789
Almost Family Inc *	5,546	341,911
AMAG Pharmaceuticals Inc *	15,984	294,106
Amedisys Inc *	12,369	776,897
American Public Education Inc *	7,491	177,162
American Renal Associates Holdings Inc *	4,249	78,819
Amicus Therapeutics Inc *	62,355	627,915
AMN Healthcare Services Inc *	20,569	803,219
Amphastar Pharmaceuticals Inc *	16,692	298,119
Amplify Snack Brands Inc *	13,775	132,791
Analogic Corp	5,441	395,289
AnaptysBio Inc *	2,330	55,757
Anavex Life Sciences Corp *	15,279	81,284
AngioDynamics Inc *	15,816	256,377
ANI Pharmaceuticals Inc *	3,670	171,756
Anika Therapeutics Inc *	6,248	308,276
Antares Pharma Inc *	61,999	199,637
Aratana Therapeutics Inc *	15,640	113,077
ARC Document Solutions Inc *	19,084	79,389
Ardelyx Inc *	14,299	72,925
Arena Pharmaceuticals Inc *	13,899	234,476
Array BioPharma Inc *	73,550	615,614
Ascent Capital Group Inc ‘A’ *	4,909	75,402
Assembly Biosciences Inc *	5,973	123,342
Asterias Biotherapeutics Inc *	9,677	34,353
Atara Biotherapeutics Inc *	10,810	151,340
Athersys Inc *	34,068	51,443
AtriCure Inc *	13,837	335,547
Atrion Corp	596	383,407
Audentes Therapeutics Inc *	6,558	125,455
Avexis Inc *	10,686	877,962
Avis Budget Group Inc *	32,644	890,202
AxoGen Inc *	10,841	181,587
Axovant Sciences Ltd *	12,980	301,006
B&G Foods Inc	29,146	1,037,598
B. Riley Financial Inc	5,713	105,976
Barrett Business Services Inc	3,295	188,771
Bellicum Pharmaceuticals Inc *	11,784	137,637
BG Staffing Inc	2,997	52,088
BioCryst Pharmaceuticals Inc *	33,313	185,220
Biohaven Pharmaceutical Holding Co Ltd * (Canada)	4,361	109,025
BioScrip Inc *	56,104	152,322
BioSpecifics Technologies Corp *	2,648	131,102
BioTelemetry Inc *	12,422	415,516
BioTime Inc *	33,861	106,662
Bluebird Bio Inc *	19,516	2,050,156
Blueprint Medicines Corp *	16,877	855,158
Bob Evans Farms Inc	8,527	612,494
Bridgepoint Education Inc *	7,894	116,515

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Cadiz Inc *	8,941	$120,704
CAI International Inc *	6,788	160,197
Cal-Maine Foods Inc *	13,715	543,114
Calavo Growers Inc	6,965	480,933
Calithera Biosciences Inc *	13,265	196,985
Cambium Learning Group Inc *	3,968	20,118
Cambrex Corp *	14,307	854,843
Cantel Medical Corp	15,742	1,226,459
Capella Education Co	4,812	411,907
Capital Senior Living Corp *	10,858	165,150
Cara Therapeutics Inc *	11,648	179,263
CardConnect Corp *	6,928	104,266
Cardiovascular Systems Inc *	13,901	448,029
Cardtronics PLC ‘A’ *	19,767	649,544
Care.com Inc *	6,092	91,989
Career Education Corp *	29,375	282,000
Carriage Services Inc	7,246	195,352
Cascadian Therapeutics Inc *	14,421	53,574
Catalent Inc *	54,724	1,920,812
Catalyst Pharmaceuticals Inc *	30,737	84,834
CBIZ Inc *	23,388	350,820
Celldex Therapeutics Inc *	45,541	112,486
Cempra Inc *	21,090	97,014
Central Garden & Pet Co *	4,338	137,905
Central Garden & Pet Co ‘A’ *	15,293	459,096
Cerus Corp *	47,327	118,791
Chemed Corp	6,848	1,400,621
ChemoCentryx Inc *	10,192	95,397
Chimerix Inc *	21,315	116,167
Cimpress NV * (Netherlands)	10,996	1,039,452
Civitas Solutions Inc *	7,221	126,368
Clearside Biomedical Inc *	8,894	81,024
Clovis Oncology Inc *	18,845	1,764,457
Coca-Cola Bottling Co Consolidated	2,051	469,412
Coherus Biosciences Inc *	16,652	238,956
Collectors Universe Inc	3,668	91,150
Collegium Pharmaceutical Inc *	9,796	122,548
Community Health Systems Inc *	41,498	413,320
Conatus Pharmaceuticals Inc *	11,123	64,068
Concert Pharmaceuticals Inc *	7,092	98,933
ConforMIS Inc *	16,345	70,120
CONMED Corp	12,166	619,736
Corbus Pharmaceuticals Holdings Inc *	19,195	120,929
Corcept Therapeutics Inc *	39,568	466,902
Corium International Inc *	8,487	63,313
CorVel Corp *	4,151	196,965
Corvus Pharmaceuticals Inc *	3,570	43,197
CPI Card Group Inc	8,096	23,074
CRA International Inc	3,411	123,888
Craft Brew Alliance Inc *	5,802	97,764
Cross Country Healthcare Inc *	14,779	190,797
CryoLife Inc *	14,638	292,028
CSS Industries Inc	4,295	112,357
Curis Inc *	50,691	95,806
Cutera Inc *	5,720	148,148
Cytokinetics Inc *	18,044	218,332
CytomX Therapeutics Inc *	12,570	194,835
Darling Ingredients Inc *	71,812	1,130,321
Dean Foods Co	39,673	674,441
Deluxe Corp	21,155	1,464,349
Depomed Inc *	25,009	268,597
Dermira Inc *	16,563	482,646
Diplomat Pharmacy Inc *	20,788	307,662
Durect Corp *	52,888	82,505
Dynavax Technologies Corp *	21,308	205,622
Eagle Pharmaceuticals Inc *	3,604	284,320
Edge Therapeutics Inc *	7,343	75,339
Editas Medicine Inc *	14,688	246,465
elf Beauty Inc *	8,983	244,427
Emerald Expositions Events Inc	7,073	154,899

	Shares	Value
Emergent BioSolutions Inc *	14,611	$495,459
Enanta Pharmaceuticals Inc *	6,793	244,412
Endologix Inc *	37,997	184,665
Ennis Inc	11,808	225,533
Entellus Medical Inc *	5,243	86,824
Enzo Biochem Inc *	18,162	200,508
Epizyme Inc *	18,478	279,018
Esperion Therapeutics Inc *	6,127	283,558
Everi Holdings Inc *	27,582	200,797
EVERTEC Inc	26,822	464,021
Exact Sciences Corp *	47,743	1,688,670
Exactech Inc *	4,714	140,477
Farmer Brothers Co *	3,523	106,571
Fate Therapeutics Inc *	16,051	52,005
FibroGen Inc *	25,654	828,624
Five Prime Therapeutics Inc *	11,893	358,098
Flexion Therapeutics Inc *	12,111	244,884
FONAR Corp *	2,629	72,955
Forrester Research Inc	4,827	188,977
Fortress Biotech Inc *	14,405	68,424
Foundation Medicine Inc *	6,252	248,517
Franklin Covey Co *	4,282	82,643
Fresh Del Monte Produce Inc	14,362	731,169
FTI Consulting Inc *	18,035	630,504
Genesis Healthcare Inc *	17,231	29,982
GenMark Diagnostics Inc *	19,328	228,650
Genocea Biosciences Inc *	12,163	63,491
Genomic Health Inc *	8,780	285,789
Geron Corp *	64,868	179,684
Glaukos Corp *	12,469	517,089
Global Blood Therapeutics Inc *	16,046	438,858
Globus Medical Inc ‘A’ *	30,730	1,018,700
Grand Canyon Education Inc *	20,392	1,598,937
Great Lakes Dredge & Dock Corp *	27,895	119,949
Green Dot Corp ‘A’ *	19,899	766,708
Haemonetics Corp *	22,793	900,096
Halozyme Therapeutics Inc *	47,230	605,489
Halyard Health Inc *	19,989	785,168
Healthcare Services Group Inc	30,667	1,436,136
HealthEquity Inc *	21,656	1,079,118
HealthSouth Corp	38,921	1,883,776
Heidrick & Struggles International Inc	8,446	183,701
Helen of Troy Ltd *	11,867	1,116,685
Herc Holdings Inc *	10,547	414,708
Heron Therapeutics Inc *	19,733	273,302
Hertz Global Holdings Inc *	23,893	274,770
Heska Corp *	2,688	274,364
HMS Holdings Corp *	36,514	675,509
Horizon Pharma PLC *	71,927	853,773
Hostess Brands Inc *	34,802	560,312
Huron Consulting Group Inc *	9,651	416,923
ICF International Inc *	8,186	385,561
ICU Medical Inc *	6,461	1,114,522
Idera Pharmaceuticals Inc *	41,692	71,710
Ignyta Inc *	21,609	223,653
Immune Design Corp *	5,339	52,055
ImmunoGen Inc *	39,626	281,741
Immunomedics Inc *	44,504	392,970
Impax Laboratories Inc *	31,492	507,021
INC Research Holdings Inc ‘A’ *	23,748	1,389,258
Information Services Group Inc *	14,395	59,163
Ingles Markets Inc ‘A’	6,086	202,664
Innoviva Inc *	33,811	432,781
Inogen Inc *	7,402	706,299
Inovio Pharmaceuticals Inc *	31,271	245,165
Insmed Inc *	26,890	461,432
Insperity Inc	7,963	565,373
Insulet Corp *	25,307	1,298,502
Insys Therapeutics Inc *	10,891	137,771
Integer Holdings Corp *	13,508	584,221

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Integra LifeSciences Holdings Corp *	26,557	$1,447,622
Intellia Therapeutics Inc *	6,130	98,080
Inter Parfums Inc	7,387	270,734
Intersect ENT Inc *	11,893	332,409
Intra-Cellular Therapies Inc *	16,118	200,186
Invacare Corp	15,055	198,726
Invitae Corp *	16,806	160,665
Iovance Biotherapeutics Inc *	25,102	184,500
iRhythm Technologies Inc *	6,003	255,067
Ironwood Pharmaceuticals Inc *	58,569	1,105,783
J&J Snack Foods Corp	6,550	865,059
John B Sanfilippo & Son Inc	3,509	221,453
Jounce Therapeutics Inc *	1,903	26,699
K12 Inc *	15,569	278,996
K2M Group Holdings Inc *	17,578	428,200
Karyopharm Therapeutics Inc *	14,573	131,886
Kelly Services Inc ‘A’	13,180	295,891
Keryx Biopharmaceuticals Inc *	37,333	269,918
Kforce Inc	10,245	200,802
Kindred Biosciences Inc *	8,944	76,918
Kindred Healthcare Inc	35,027	408,065
Kite Pharma Inc *	21,256	2,203,610
Korn/Ferry International	22,284	769,467
Kura Oncology Inc *	5,939	55,233
La Jolla Pharmaceutical Co *	7,586	225,835
Lancaster Colony Corp	8,289	1,016,397
Landauer Inc	3,991	208,729
Lannett Co Inc *	13,032	265,853
Lantheus Holdings Inc *	11,314	199,692
Laureate Education Inc ‘A’ *	15,507	271,838
LeMaitre Vascular Inc	6,335	197,779
LendingTree Inc *	2,781	478,888
Lexicon Pharmaceuticals Inc *	19,041	313,224
LHC Group Inc *	6,834	463,960
Liberty Tax Inc	1,837	23,789
Lifeway Foods Inc *	1,713	15,999
Ligand Pharmaceuticals Inc *	8,922	1,083,131
Limoneira Co	5,291	125,026
LivaNova PLC *	21,103	1,291,715
Loxo Oncology Inc *	8,697	697,412
LSC Communications Inc	14,595	312,333
Luminex Corp	17,231	363,919
MacroGenics Inc *	14,491	253,737
Madrigal Pharmaceuticals Inc *	1,571	25,544
Magellan Health Inc *	10,345	754,151
Masimo Corp *	19,500	1,778,010
Matinas BioPharma Holdings Inc *	22,782	38,502
Matthews International Corp ‘A’	13,617	834,041
McGrath RentCorp	9,742	337,365
MediciNova Inc *	13,401	70,489
Medifast Inc	4,376	181,473
Medpace Holdings Inc *	3,792	109,968
Meridian Bioscience Inc	17,043	268,427
Merit Medical Systems Inc *	21,141	806,529
Merrimack Pharmaceuticals Inc	57,208	70,938
MGP Ingredients Inc	5,314	271,917
MiMedx Group Inc *	44,992	673,530
Minerva Neurosciences Inc *	10,850	96,023
Miragen Therapeutics Inc *	4,956	64,081
Molina Healthcare Inc *	19,354	1,338,910
Momenta Pharmaceuticals Inc *	31,915	539,364
MoneyGram International Inc *	13,589	234,410
Monro Muffler Brake Inc	14,033	585,878
MyoKardia Inc *	7,474	97,909
Myriad Genetics Inc *	27,967	722,667
NanoString Technologies Inc *	7,179	118,741
NantKwest Inc *	13,156	99,854
Natera Inc *	12,051	130,874
National Beverage Corp	5,044	471,917
National HealthCare Corp	5,033	353,015

	Shares	Value
National Research Corp ‘A’	4,881	$131,299
Natural Grocers by Vitamin Cottage Inc *	4,534	37,496
Natural Health Trends Corp	3,324	92,573
Nature’s Sunshine Products Inc	4,348	57,611
Natus Medical Inc *	13,999	522,163
Navigant Consulting Inc *	21,505	424,939
Neff Corp ‘A’ *	4,082	77,558
Nektar Therapeutics *	64,411	1,259,235
Neogen Corp *	16,120	1,114,053
NeoGenomics Inc *	24,776	221,993
Neos Therapeutics Inc *	8,301	60,597
Nevro Corp *	12,069	898,296
NewLink Genetics Corp *	9,656	70,972
Novavax Inc *	126,575	145,561
Novelion Therapeutics Inc * (Canada)	6,332	58,444
Novocure Ltd *	25,072	433,746
Nutraceutical International Corp	3,531	147,066
Nutrisystem Inc	12,992	676,234
NuVasive Inc *	21,886	1,683,471
NxStage Medical Inc *	28,391	711,762
Nymox Pharmaceutical Corp * (Canada)	12,095	53,218
Obalon Therapeutics Inc *	3,573	35,408
Ocular Therapeutix Inc *	9,811	90,948
Omega Protein Corp	9,982	178,678
Omeros Corp *	18,117	360,619
On Assignment Inc *	22,284	1,206,679
OraSure Technologies Inc *	24,612	424,803
Organovo Holdings Inc *	41,821	109,989
Orthofix International NV *	7,494	348,321
Otonomy Inc *	12,202	230,008
Ovid therapeutics Inc *	2,156	22,616
Owens & Minor Inc	26,526	853,872
Oxford Immunotec Global PLC *	10,848	182,463
Pacific Biosciences of California Inc *	37,351	132,970
Pacira Pharmaceuticals Inc *	17,102	815,765
Paratek Pharmaceuticals Inc *	10,221	246,326
PAREXEL International Corp *	21,921	1,905,154
Paylocity Holding Corp *	11,294	510,263
PDL BioPharma Inc	75,451	186,364
Pendrell Corp *	4,918	35,557
Penumbra Inc *	12,748	1,118,637
Performance Food Group Co *	30,919	847,181
PharMerica Corp *	12,654	332,168
Phibro Animal Health Corp ‘A’	8,198	303,736
Pieris Pharmaceuticals Inc *	14,786	74,817
Portola Pharmaceuticals Inc *	21,395	1,201,757
PRA Health Sciences Inc *	16,868	1,265,269
Prestige Brands Holdings Inc *	23,357	1,233,483
Primo Water Corp *	10,991	139,586
Progenics Pharmaceuticals Inc *	31,992	217,226
Protagonist Therapeutics Inc *	3,533	39,958
Prothena Corp PLC * (Ireland)	16,854	912,138
PTC Therapeutics Inc *	14,520	266,152
Pulse Biosciences Inc *	3,938	135,979
Puma Biotechnology Inc *	12,500	1,092,500
Quad/Graphics Inc	13,248	303,644
Quidel Corp *	12,477	338,626
Quotient Ltd *	11,409	83,970
Ra Pharmaceuticals Inc *	5,076	95,124
Radius Health Inc *	16,182	731,912
RadNet Inc *	16,577	128,472
Reata Pharmaceuticals Inc ‘A’ *	3,670	116,119
Recro Pharma Inc *	5,734	40,310
REGENXBIO Inc *	11,931	235,637
Rent-A-Center Inc	18,858	221,016
Repligen Corp *	14,904	617,622
Resources Connection Inc	12,715	174,196
Retrophin Inc *	17,014	329,901
Revance Therapeutics Inc *	9,504	250,906
Revlon Inc ‘A’ *	5,334	126,416

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Rigel Pharmaceuticals Inc *	48,402	$132,137
Rockwell Medical Inc *	20,913	165,840
RPX Corp *	20,132	280,841
RR Donnelley & Sons Co	29,363	368,212
RTI Surgical Inc *	26,487	154,949
Sage Therapeutics Inc *	15,022	1,196,352
Sanderson Farms Inc	8,776	1,014,944
Sangamo Therapeutics Inc *	32,026	281,829
Sarepta Therapeutics Inc *	22,297	751,632
SciClone Pharmaceuticals Inc *	23,783	261,613
SEACOR Marine Holdings Inc *	7,128	145,126
Select Medical Holdings Corp *	46,557	714,650
Selecta Biosciences Inc *	5,033	99,955
Seneca Foods Corp ‘A’ *	3,008	93,398
Seres Therapeutics Inc *	8,307	93,869
ServiceSource International Inc *	32,718	126,946
Sientra Inc *	5,987	58,194
Smart & Final Stores Inc *	11,160	101,556
Snyder’s-Lance Inc	37,392	1,294,511
Sotheby’s *	16,717	897,201
SP Plus Corp *	7,716	235,724
Spark Therapeutics Inc *	10,105	603,673
SpartanNash Co	16,343	424,264
Spectrum Pharmaceuticals Inc *	33,779	251,654
STAAR Surgical Co *	17,818	192,434
Stemline Therapeutics Inc *	8,397	77,252
Strayer Education Inc	4,687	436,922
Strongbridge Biopharma PLC *	9,097	65,044
Sucampo Pharmaceuticals Inc ‘A’ *	11,042	115,941
Supernus Pharmaceuticals Inc *	20,310	875,361
SUPERVALU Inc *	118,401	389,539
Surgery Partners Inc *	8,888	202,202
Surmodics Inc *	6,003	168,984
Syndax Pharmaceuticals Inc *	3,769	52,653
Synergy Pharmaceuticals Inc *	98,539	438,499
Syros Pharmaceuticals Inc *	5,363	86,291
Tactile Systems Technology Inc *	3,961	113,205
Team Inc *	13,356	313,198
Tejon Ranch Co *	6,336	130,775
Teladoc Inc *	23,383	811,390
Teligent Inc *	19,410	177,602
Tenet Healthcare Corp *	35,477	686,125
Tetraphase Pharmaceuticals Inc *	16,777	119,620
Textainer Group Holdings Ltd *	11,786	170,897
TG Therapeutics Inc *	21,044	211,492
The Advisory Board Co *	17,706	911,859
The Andersons Inc	11,781	402,321
The Boston Beer Co Inc ‘A’ *	3,875	512,081
The Brink’s Co	19,800	1,326,600
The Chefs’ Warehouse Inc *	8,682	112,866
The Ensign Group Inc	20,948	456,038
The Hackett Group Inc	10,583	164,037
The Medicines Co *	30,015	1,140,870
The Providence Service Corp *	4,965	251,279
The Spectranetics Corp *	18,888	725,299
TherapeuticsMD Inc *	67,918	357,928
Theravance Biopharma Inc * (Cayman)	18,059	719,471
Tivity Health Inc *	15,870	632,420
Tocagen Inc *	3,630	43,669
Tootsie Roll Industries Inc	7,679	267,613
Travelport Worldwide Ltd	54,081	744,155
Trevena Inc *	20,793	47,824
TriNet Group Inc *	18,002	589,385
Triple-S Management Corp ‘B’ *	11,039	186,669
TrueBlue Inc *	17,843	472,840
Turning Point Brands Inc *	2,784	42,707
Ultragenyx Pharmaceutical Inc *	17,205	1,068,603
United Natural Foods Inc *	22,078	810,263
Universal Corp	10,760	696,172
US Physical Therapy Inc	5,318	321,207

	Shares	Value
USANA Health Sciences Inc *	5,063	$324,538
Utah Medical Products Inc	1,492	108,021
Vanda Pharmaceuticals Inc *	19,141	311,998
Varex Imaging Corp *	16,355	552,799
VBI Vaccines Inc *	8,942	38,898
Vector Group Ltd	40,810	870,069
Vectrus Inc *	5,074	163,992
Veracyte Inc *	10,101	84,141
Versartis Inc *	13,884	242,276
Viad Corp	8,710	411,548
ViewRay Inc *	12,617	81,632
Village Super Market Inc ‘A’	3,239	83,955
Viveve Medical Inc *	6,446	46,282
Voyager Therapeutics Inc *	5,364	48,061
vTv Therapeutics Inc ‘A’ *	3,577	17,778
WaVe Life Sciences Ltd *	5,130	95,418
WD-40 Co	6,006	662,762
Weight Watchers International Inc *	12,766	426,640
Weis Markets Inc	4,002	194,977
Willdan Group Inc *	3,315	101,273
Wright Medical Group NV *	45,999	1,264,513
XBiotech Inc *	8,077	37,962
Xencor Inc *	16,139	340,694
ZIOPHARM Oncology Inc *	57,039	354,783
Zogenix Inc *	11,414	165,503
Zynerba Pharmaceuticals Inc *	4,947	83,951

		178,298,516

Diversified - 0.1%

HRG Group Inc *	52,184	924,179

Energy - 3.5%

Abraxas Petroleum Corp *	65,807	106,607
Adams Resources & Energy Inc	1,159	47,612
Alon USA Energy Inc	14,483	192,914
Approach Resources Inc *	18,393	61,984
Arch Coal Inc ‘A’	9,587	654,792
Archrock Inc	31,941	364,127
Atwood Oceanics Inc *	32,629	265,926
Basic Energy Services Inc *	7,528	187,447
Bill Barrett Corp *	32,975	101,233
Bonanza Creek Energy Inc *	8,800	279,048
Bristow Group Inc	14,607	111,744
C&J Energy Services Inc *	20,163	690,986
California Resources Corp *	18,721	160,065
Callon Petroleum Co *	87,903	932,651
CARBO Ceramics Inc *	9,172	62,828
Carrizo Oil & Gas Inc *	26,438	460,550
Clean Energy Fuels Corp *	59,057	150,005
Cloud Peak Energy Inc *	32,270	113,913
Contango Oil & Gas Co *	9,930	65,935
CVR Energy Inc	7,328	159,457
Delek US Energy Inc	27,316	722,235
Denbury Resources Inc *	173,159	264,933
Diamond Offshore Drilling Inc *	28,152	304,886
Dril-Quip Inc *	16,486	804,517
Earthstone Energy Inc ‘A’ *	4,193	41,972
Eclipse Resources Corp *	37,743	107,945
Energy XXI Gulf Coast Inc *	12,988	241,187
Ensco PLC ‘A’	132,945	685,996
EP Energy Corp ‘A’ *	17,887	65,466
Era Group Inc *	9,492	89,794
Evolution Petroleum Corp	11,373	92,121
Exterran Corp *	13,279	354,549
Flotek Industries Inc *	24,630	220,192
Forum Energy Technologies Inc *	30,006	468,094
Frank’s International NV	21,458	177,887
FutureFuel Corp	11,123	167,846
Gastar Exploration Inc *	76,360	70,709

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Geospace Technologies Corp *	6,016	$83,201
Green Plains Inc	16,635	341,849
Gulf Island Fabrication Inc	5,710	66,236
Halcon Resources Corp *	26,561	120,587
Hallador Energy Co	6,577	51,103
Helix Energy Solutions Group Inc *	59,051	333,048
Independence Contract Drilling Inc *	13,218	51,418
Isramco Inc *	298	34,091
Jagged Peak Energy Inc *	13,943	186,139
Jones Energy Inc ‘A’ *	27,699	44,318
Keane Group Inc *	12,967	207,472
Key Energy Services Inc *	4,410	84,848
Lilis Energy Inc *	18,234	89,347
Mammoth Energy Services Inc *	3,417	63,556
Matador Resources Co *	38,558	823,984
Matrix Service Co *	12,351	115,482
McDermott International Inc *	123,146	882,957
Midstates Petroleum Co Inc *	5,128	64,972
MRC Global Inc *	38,923	643,008
Natural Gas Services Group Inc *	5,805	144,254
NCS Multistage Holdings Inc *	4,803	120,940
Newpark Resources Inc *	38,833	285,423
Noble Corp PLC	106,060	383,937
NOW Inc *	46,638	749,939
Oasis Petroleum Inc *	103,256	831,211
Oil States International Inc *	22,391	607,916
Pacific Ethanol Inc *	17,888	111,800
Panhandle Oil & Gas Inc ‘A’	7,608	175,745
Par Pacific Holdings Inc *	14,323	258,387
Parker Drilling Co *	55,987	75,582
Pattern Energy Group Inc	30,614	729,838
PDC Energy Inc *	28,778	1,240,620
Peabody Energy Corp *	21,210	518,584
Penn Virginia Corp *	6,264	230,202
PHI Inc *	5,756	56,179
Pioneer Energy Services Corp *	32,726	67,088
Plug Power Inc *	97,064	198,011
ProPetro Holding Corp *	11,001	153,574
Ramaco Resources Inc *	2,480	15,004
Renewable Energy Group Inc *	16,666	215,825
Resolute Energy Corp *	9,457	281,535
REX American Resources Corp *	2,690	259,746
Ring Energy Inc *	19,756	256,828
Rowan Cos PLC ‘A’ *	50,912	521,339
Sanchez Energy Corp *	25,625	183,988
SandRidge Energy Inc *	14,937	257,066
SEACOR Holdings Inc *	7,090	243,187
Seadrill Ltd (NYSE) * (United Kingdom)	1,721	621
Select Energy Services Inc ‘A’ *	1,776	21,578
SemGroup Corp ‘A’	28,928	781,056
SilverBow Resources Inc *	3,135	82,012
Solaris Oilfield Infrastructure Inc ‘A’ *	4,418	50,940
SRC Energy Inc *	87,590	589,481
Stone Energy Corp *	8,455	155,403
SunCoke Energy Inc *	28,211	307,500
Sunrun Inc *	37,325	265,754
Superior Energy Services Inc *	66,115	689,579
Tellurian Inc *	24,005	240,770
TerraForm Global Inc ‘A’ *	38,887	196,379
TerraForm Power Inc ‘A’ *	35,235	422,820
Tesco Corp *	18,130	80,679
TETRA Technologies Inc *	49,773	138,867
Thermon Group Holdings Inc *	14,802	283,754
TPI Composites Inc *	4,665	86,209
Trecora Resources *	9,198	103,478
Ultra Petroleum Corp *	84,865	920,785
Unit Corp *	22,624	423,748
Vivint Solar Inc *	12,163	71,154
W&T Offshore Inc *	41,070	80,497
Warrior Met Coal Inc	7,310	125,220

	Shares	Value
Westmoreland Coal Co *	8,755	$42,637
WildHorse Resource Development Corp *	8,763	108,398
Willbros Group Inc *	18,716	46,229

		29,827,065

Financial - 25.2%

1st Source Corp	6,971	334,190
Acadia Realty Trust REIT	36,521	1,015,284
Access National Corp	6,029	159,889
ACNB Corp	2,596	79,178
AG Mortgage Investment Trust Inc REIT	13,587	248,642
Agree Realty Corp REIT	10,991	504,157
Aircastle Ltd	21,256	462,318
Alexander & Baldwin Inc	20,267	838,648
Alexander’s Inc REIT	943	397,437
Allegiance Bancshares Inc *	5,032	192,726
Altisource Portfolio Solutions SA *	5,570	121,537
Altisource Residential Corp REIT	20,836	269,618
Ambac Financial Group Inc *	16,389	284,349
American Assets Trust Inc REIT	17,685	696,612
American Equity Investment Life Holding Co	36,248	952,597
American National Bankshares Inc	3,950	145,953
Ameris Bancorp	15,780	760,596
AMERISAFE Inc	8,463	481,968
Ames National Corp	4,187	128,122
AmTrust Financial Services Inc	37,172	562,784
Anworth Mortgage Asset Corp REIT	38,169	229,396
Apollo Commercial Real Estate Finance Inc REIT	40,896	758,621
Ares Commercial Real Estate Corp REIT	13,059	170,942
Argo Group International Holdings Ltd	12,830	777,498
Arlington Asset Investment Corp ‘A’	5,714	78,110
Armada Hoffler Properties Inc REIT	19,936	258,171
ARMOUR Residential REIT Inc	15,997	399,925
Arrow Financial Corp	5,250	166,163
Artisan Partners Asset Management Inc ‘A’	19,540	599,878
ASB Bancorp Inc *	1,203	52,872
Ashford Hospitality Prime Inc REIT	11,591	119,271
Ashford Hospitality Trust Inc REIT	33,370	202,890
Associated Capital Group Inc ‘A’	2,327	79,118
Astoria Financial Corp	40,606	818,211
Atlantic Capital Bancshares Inc *	9,082	172,558
Atlas Financial Holdings Inc *	5,038	75,066
Baldwin & Lyons Inc ‘B’	4,087	100,132
Banc of California Inc	19,096	410,564
BancFirst Corp	3,639	351,527
Banco Latinoamericano de Comercio Exterior SA ‘E’ (Panama)	13,892	380,363
BancorpSouth Inc	37,479	1,143,109
Bank Mutual Corp	16,568	151,597
Bank of Commerce Holdings	6,480	71,604
Bank of Marin Bancorp	2,775	170,801
BankFinancial Corp	6,532	97,457
Bankwell Financial Group Inc	2,652	82,822
Banner Corp	14,319	809,167
Bar Harbor Bankshares	6,730	207,419
BCB Bancorp Inc	4,022	61,537
Bear State Financial Inc	8,091	76,541
Beneficial Bancorp Inc	30,182	452,730
Berkshire Hills Bancorp Inc	15,491	544,509
Blackhawk Network Holdings Inc *	24,060	1,049,016
Blue Capital Reinsurance Holdings Ltd (Bermuda)	3,012	55,120
Blue Hills Bancorp Inc	10,139	181,488
Bluerock Residential Growth REIT Inc	10,621	136,905
BofI Holding Inc *	26,287	623,528
Boston Private Financial Holdings Inc	35,555	545,769
Bridge Bancorp Inc	7,824	260,539
Brookline Bancorp Inc	32,682	477,157
Bryn Mawr Bank Corp	7,339	311,907

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
BSB Bancorp Inc *	3,773	$110,360
C&F Financial Corp	1,419	66,551
Cadence BanCorp *	3,756	82,181
Camden National Corp	7,094	304,404
Canadian Imperial Bank of Commerce (NYSE) (Canada) l	-	72
Capital Bank Financial Corp ‘A’	12,646	481,813
Capital City Bank Group Inc	4,923	100,528
Capitol Federal Financial Inc	55,688	791,326
Capstar Financial Holdings Inc *	3,679	65,265
Capstead Mortgage Corp REIT	42,172	439,854
Care Capital Properties Inc REIT	24,395	651,346
CareTrust REIT Inc	31,461	583,287
Carolina Financial Corp	6,259	202,291
Cass Information Systems Inc	4,939	324,196
CatchMark Timber Trust Inc ‘A’ REIT	18,728	212,937
Cathay General Bancorp	32,686	1,240,434
CBL & Associates Properties Inc REIT	74,397	627,167
Cedar Realty Trust Inc REIT	40,036	194,175
CenterState Banks Inc	23,423	582,296
Central Pacific Financial Corp	13,080	411,628
Central Valley Community Bancorp	3,731	82,679
Century Bancorp Inc ‘A’	1,313	83,507
Charter Financial Corp	5,485	98,730
Chatham Lodging Trust REIT	14,822	297,774
Chemical Financial Corp	30,816	1,491,803
Chemung Financial Corp	1,328	54,289
Cherry Hill Mortgage Investment Corp REIT	6,040	111,559
Chesapeake Lodging Trust REIT	26,472	647,770
Citizens & Northern Corp	5,517	128,325
Citizens Inc *	22,261	164,286
City Holding Co	6,477	426,640
City Office REIT Inc	13,422	170,459
Civista Bancshares Inc	4,199	87,675
Clifton Bancorp Inc	9,057	149,712
Clipper Realty Inc REIT	6,562	80,975
CNB Financial Corp	6,566	157,387
CNO Financial Group Inc	74,814	1,562,116
CoBiz Financial Inc	16,608	288,979
Codorus Valley Bancorp Inc	3,594	102,070
Cohen & Steers Inc	9,364	379,617
Colony Starwood Homes REIT	44,110	1,513,414
Columbia Banking System Inc	25,333	1,009,520
Commerce Union Bancshares Inc	2,899	69,199
Community Bank System Inc	21,355	1,190,968
Community Bankers Trust Corp *	9,070	74,828
Community Healthcare Trust Inc REIT	5,912	151,288
Community Trust Bancorp Inc	6,736	294,700
ConnectOne Bancorp Inc	12,421	280,094
Consolidated-Tomoka Land Co	2,046	116,520
CorEnergy Infrastructure Trust Inc REIT	5,584	187,567
County Bancorp Inc	1,957	46,968
Cousins Properties Inc REIT	182,316	1,602,558
Cowen Inc *	12,267	199,339
Crawford & Co ‘B’	6,161	57,297
CU Bancorp *	7,234	261,509
Customers Bancorp Inc *	12,334	348,806
CVB Financial Corp	44,526	998,718
CYS Investments Inc REIT	66,878	562,444
Diamond Hill Investment Group Inc	1,458	290,725
DiamondRock Hospitality Co REIT	88,316	967,060
Dime Community Bancshares Inc	14,414	282,514
DNB Financial Corp	1,283	44,007
Donegal Group Inc ‘A’	4,102	65,222
Dynex Capital Inc REIT	23,491	166,786
Eagle Bancorp Inc *	13,715	868,159
Easterly Government Properties Inc REIT	16,518	346,052
EastGroup Properties Inc REIT	14,515	1,216,357
Education Realty Trust Inc REIT	32,163	1,246,316
eHealth Inc *	6,803	127,896

	Shares	Value
Elevate Credit Inc *	6,309	$49,967
Ellie Mae Inc *	14,738	1,619,854
Ellington Residential Mortgage REIT	4,179	61,264
EMC Insurance Group Inc	3,792	105,342
Employers Holdings Inc	13,896	587,801
Encore Capital Group Inc *	9,423	378,333
Enova International Inc *	14,420	214,137
Enstar Group Ltd * (Bermuda)	4,969	987,092
Entegra Financial Corp *	2,833	64,451
Enterprise Bancorp Inc	3,701	131,534
Enterprise Financial Services Corp	9,759	398,167
Equity Bancshares Inc ‘A’ *	4,623	141,649
ESSA Bancorp Inc	3,495	51,446
Essent Group Ltd *	33,699	1,251,581
Evans Bancorp Inc	1,947	77,783
Evercore Partners Inc ‘A’	17,828	1,256,874
Farmers & Merchants Bancorp Inc	1,736	107,632
Farmers Capital Bank Corp	3,408	131,378
Farmers National Banc Corp	10,443	151,424
Farmland Partners Inc REIT	14,510	129,719
FB Financial Corp *	2,869	103,829
FBL Financial Group Inc ‘A’	4,283	263,405
FCB Financial Holdings Inc ‘A’ *	15,348	732,867
Federal Agricultural Mortgage Corp ‘C’	3,873	250,583
Federated National Holding Co	4,504	72,064
FelCor Lodging Trust Inc REIT	56,644	408,403
Fidelity & Guaranty Life	5,271	163,665
Fidelity Southern Corp	8,863	202,608
Fifth Street Asset Management Inc	2,488	12,067
Financial Engines Inc	25,461	931,873
Financial Institutions Inc	6,466	192,687
First BanCorp *	71,737	415,357
First Bancorp	10,604	331,481
First Bancorp Inc	4,817	130,348
First Busey Corp	14,101	413,441
First Business Financial Services Inc	3,919	90,451
First Citizens BancShares Inc ‘A’	3,230	1,203,821
First Commonwealth Financial Corp	42,038	533,042
First Community Bancshares Inc	7,175	196,236
First Community Financial Partners Inc *	5,518	71,182
First Connecticut Bancorp Inc	6,082	156,003
First Defiance Financial Corp	4,273	225,102
First Financial Bancorp	26,599	736,792
First Financial Bankshares Inc	27,581	1,219,080
First Financial Corp	4,228	199,984
First Financial Northwest Inc	3,820	61,617
First Foundation Inc *	12,326	202,516
First Guaranty Bancshares Inc	1,584	43,148
First Industrial Realty Trust Inc REIT	50,832	1,454,812
First Internet Bancorp	2,373	66,563
First Interstate BancSystem Inc ‘A’	11,173	415,636
First Merchants Corp	17,827	715,576
First Mid-Illinois Bancshares Inc	4,340	148,602
First Midwest Bancorp Inc	44,376	1,034,405
First Northwest Bancorp *	5,032	79,355
First Potomac Realty Trust REIT	25,669	285,183
Flagstar Bancorp Inc *	9,072	279,599
Flushing Financial Corp	12,468	351,473
FNB Bancorp	2,188	60,082
FNFV Group *	27,715	437,897
Forestar Group Inc *	15,615	267,797
Four Corners Property Trust Inc REIT	26,644	669,031
Franklin Financial Network Inc *	5,158	212,768
Franklin Street Properties Corp REIT	45,652	505,824
FRP Holdings Inc *	3,221	148,649
Fulton Financial Corp	74,599	1,417,381
GAIN Capital Holdings Inc	16,952	105,611
GAMCO Investors Inc ‘A’	2,326	68,850
Genworth Financial Inc ‘A’ *	216,856	817,547
German American Bancorp Inc	8,717	297,163

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Getty Realty Corp REIT	12,143	$304,789
Glacier Bancorp Inc	33,672	1,232,732
Gladstone Commercial Corp REIT	10,540	229,667
Global Indemnity Ltd * (Cayman)	4,025	156,049
Global Medical REIT Inc	7,069	63,197
Global Net Lease Inc REIT	30,243	672,604
Government Properties Income Trust REIT	23,025	421,588
Gramercy Property Trust REIT	65,931	1,958,810
Great Ajax Corp REIT	7,404	103,508
Great Southern Bancorp Inc	4,749	254,072
Great Western Bancorp Inc	26,043	1,062,815
Green Bancorp Inc *	9,242	179,295
Greene County Bancorp Inc	989	26,901
Greenhill & Co Inc	12,323	247,692
Greenlight Capital Re Ltd ‘A’ *	13,599	284,219
Guaranty Bancorp	10,158	276,298
Guaranty Bancshares Inc	870	27,797
Hallmark Financial Services Inc *	6,882	77,560
Hamilton Lane Inc ‘A’	6,258	137,613
Hancock Holding Co	36,660	1,796,340
Hanmi Financial Corp	13,515	384,502
Hannon Armstrong Sustainable Infrastructure Capital Inc REIT	21,478	491,202
HarborOne Bancorp Inc *	5,755	114,870
HCI Group Inc	3,542	166,403
Health Insurance Innovations Inc ‘A’ *	4,884	114,774
Healthcare Realty Trust Inc REIT	50,403	1,721,262
Heartland Financial USA Inc	10,663	502,227
Heritage Commerce Corp	15,616	215,188
Heritage Financial Corp	12,861	340,816
Heritage Insurance Holdings Inc	12,800	166,656
Hersha Hospitality Trust REIT	17,291	320,056
HFF Inc ‘A’	15,904	552,982
Hilltop Holdings Inc	33,081	867,053
Hingham Institution for Savings	625	113,706
Home Bancorp Inc	2,454	104,344
Home BancShares Inc	56,169	1,398,608
HomeStreet Inc *	12,679	350,891
HomeTrust Bancshares Inc *	6,936	169,238
Hope Bancorp Inc	56,560	1,054,844
Horace Mann Educators Corp	17,733	670,307
Horizon Bancorp	9,209	242,657
Houlihan Lokey Inc	9,237	322,371
Howard Bancorp Inc *	3,720	71,610
IBERIABANK Corp	21,993	1,792,429
Impac Mortgage Holdings Inc *	4,426	66,965
Independence Holding Co	3,581	73,231
Independence Realty Trust Inc REIT	25,838	255,021
Independent Bank Corp MA	11,603	773,340
Independent Bank Corp MI	8,889	193,336
Independent Bank Group Inc	7,674	456,603
Infinity Property & Casualty Corp	4,718	443,492
InfraREIT Inc *	18,554	355,309
International Bancshares Corp	23,973	840,254
INTL. FCStone Inc *	7,032	265,528
Invesco Mortgage Capital Inc REIT	49,901	833,846
Investar Holding Corp	3,508	80,333
Investment Technology Group Inc	12,077	256,515
Investors Bancorp Inc	113,014	1,509,867
Investors Real Estate Trust REIT	53,949	335,023
Investors Title Co	679	131,346
iStar Inc REIT *	29,471	354,831
James River Group Holdings Ltd	7,914	314,423
Jernigan Capital Inc REIT	4,150	91,300
KCG Holdings Inc ‘A’ *	19,558	389,987
Kearny Financial Corp	37,041	550,059
Kemper Corp	17,576	678,434
Kennedy-Wilson Holdings Inc	35,851	682,962
Kingstone Cos Inc	3,957	60,542
Kinsale Capital Group Inc	6,327	236,060

	Shares	Value
Kite Realty Group Trust REIT	36,782	$696,283
KKR Real Estate Finance Trust Inc	4,590	98,685
Ladder Capital Corp REIT	31,439	421,597
Ladenburg Thalmann Financial Services Inc *	48,233	117,689
Lakeland Bancorp Inc	19,429	366,237
Lakeland Financial Corp	10,807	495,825
LaSalle Hotel Properties REIT	49,738	1,482,192
LCNB Corp	3,582	71,640
LegacyTexas Financial Group Inc	20,543	783,305
LendingClub Corp *	138,773	764,639
Lexington Realty Trust REIT	95,164	943,075
Live Oak Bancshares Inc	8,886	215,041
LTC Properties Inc REIT	17,256	886,786
Macatawa Bank Corp	11,342	108,203
Mack-Cali Realty Corp REIT	39,212	1,064,214
Maiden Holdings Ltd	28,006	310,867
MainSource Financial Group Inc	10,749	360,199
Malvern Bancorp Inc *	2,731	65,407
Marcus & Millichap Inc *	6,859	180,803
Marlin Business Services Corp	4,128	103,819
Maui Land & Pineapple Co Inc *	2,837	57,591
MB Financial Inc	35,221	1,551,133
MBIA Inc *	54,771	516,491
MBT Financial Corp	7,908	76,708
MedEquities Realty Trust Inc REIT	12,823	161,826
Medley Management Inc ‘A’	2,654	17,251
Mercantile Bank Corp	7,063	222,343
Meridian Bancorp Inc	21,715	366,983
Meta Financial Group Inc	3,899	347,011
MGIC Investment Corp *	161,240	1,805,888
Middlefield Banc Corp	1,111	55,994
Midland States Bancorp Inc	6,628	222,171
MidSouth Bancorp Inc	3,758	44,157
MidWestOne Financial Group Inc	4,814	163,146
Moelis & Co ‘A’	10,910	423,853
Monmouth Real Estate Investment Corp REIT	29,588	445,299
Monogram Residential Trust Inc REIT	74,026	718,792
MTGE Investment Corp REIT	19,963	375,304
MutualFirst Financial Inc	2,199	78,504
National Bank Holdings Corp ‘A’	10,798	357,522
National Bankshares Inc	3,118	127,214
National Commerce Corp *	4,574	180,902
National General Holdings Corp	21,858	461,204
National Health Investors Inc REIT	17,385	1,376,892
National Storage Affiliates Trust REIT	19,516	451,015
National Western Life Group Inc ‘A’	1,000	319,620
Nationstar Mortgage Holdings Inc *	12,938	231,461
NBT Bancorp Inc	18,575	686,346
Nelnet Inc ‘A’	9,096	427,603
New Senior Investment Group Inc REIT	36,615	367,981
New York Mortgage Trust Inc REIT	51,537	320,560
NewStar Financial Inc	13,402	140,721
NexPoint Residential Trust Inc REIT	7,234	180,054
NI Holdings Inc *	4,513	80,692
Nicolet Bankshares Inc *	3,598	196,847
NMI Holdings Inc ‘A’ *	24,865	284,704
Northfield Bancorp Inc	18,535	317,875
Northrim BanCorp Inc	2,930	89,072
NorthStar Realty Europe Corp REIT	23,124	293,212
Northwest Bancshares Inc	41,992	655,495
Norwood Financial Corp	1,603	67,727
OceanFirst Financial Corp	13,661	370,486
Ocwen Financial Corp *	46,087	123,974
OFG Bancorp	20,535	205,350
Ohio Valley Banc Corp	1,692	60,997
Old Line Bancshares Inc	3,634	102,406
Old National Bancorp	58,132	1,002,777
Old Point Financial Corp	1,492	49,057

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
Old Second Bancorp Inc	13,247	$153,003
OM Asset Management PLC	24,194	359,523
On Deck Capital Inc *	21,841	101,779
One Liberty Properties Inc REIT	6,080	142,454
OneBeacon Insurance Group Ltd ‘A’	8,915	162,520
Oppenheimer Holdings Inc ‘A’	4,886	80,130
Opus Bank	9,033	218,599
Orchid Island Capital Inc REIT	12,620	124,433
Oritani Financial Corp	16,871	287,651
Orrstown Financial Services Inc	2,919	66,699
Owens Realty Mortgage Inc REIT	4,606	78,118
Pacific Continental Corp	8,835	225,734
Pacific Mercantile Bancorp *	6,575	57,860
Pacific Premier Bancorp Inc *	17,058	629,440
Paragon Commercial Corp *	1,811	95,023
Park National Corp	5,832	604,895
Park Sterling Corp	22,558	267,989
Parke Bancorp Inc	2,418	54,163
Parkway Inc REIT	17,844	408,449
PCSB Financial Corp *	7,856	134,023
Peapack Gladstone Financial Corp	7,521	235,332
Pebblebrook Hotel Trust REIT	30,217	974,196
Penns Woods Bancorp Inc	2,177	89,649
Pennsylvania REIT	30,259	342,532
PennyMac Financial Services Inc ‘A’ *	4,235	70,725
PennyMac Mortgage Investment Trust REIT	29,638	542,079
People’s Utah Bancorp	5,871	157,343
Peoples Bancorp Inc	6,850	220,091
Peoples Bancorp of North Carolina Inc	1,772	55,995
Peoples Financial Services Corp	3,417	149,425
PHH Corp *	22,986	316,517
Physicians Realty Trust REIT	67,454	1,358,524
Piper Jaffray Cos	6,317	378,704
PJT Partners Inc ‘A’	8,188	329,321
Potlatch Corp REIT	17,702	808,981
PRA Group Inc *	20,024	758,910
Preferred Apartment Communities Inc ‘A’ REIT	13,511	212,798
Preferred Bank	5,653	302,266
Premier Financial Bancorp Inc	3,979	82,007
Primerica Inc	19,858	1,504,243
Provident Bancorp Inc *	1,830	41,175
Provident Financial Holdings Inc	2,823	54,343
Provident Financial Services Inc	26,742	678,712
Prudential Bancorp Inc	3,355	60,927
PS Business Parks Inc REIT	8,630	1,142,526
Pzena Investment Management Inc ‘A’	6,395	64,973
QCR Holdings Inc	4,963	235,246
QTS Realty Trust Inc ‘A’ REIT	20,863	1,091,761
Quality Care Properties Inc REIT *	41,134	753,164
R1 RCM Inc *	44,253	165,949
Radian Group Inc	94,505	1,545,157
RAIT Financial Trust REIT	41,804	91,551
Ramco-Gershenson Properties Trust REIT	34,883	449,991
RE/MAX Holdings Inc ‘A’	7,560	423,738
Redwood Trust Inc REIT	33,790	575,782
Regional Management Corp *	5,063	119,639
Renasant Corp	18,768	820,912
Republic Bancorp Inc ‘A’	4,555	162,614
Republic First Bancorp Inc *	21,084	195,027
Resource Capital Corp REIT	15,211	154,696
Retail Opportunity Investments Corp REIT	48,326	927,376
Rexford Industrial Realty Inc REIT	28,923	793,647
Riverview Bancorp Inc	8,183	54,335
RLI Corp	16,689	911,553
RLJ Lodging Trust REIT	53,892	1,070,834
Ryman Hospitality Properties Inc REIT	19,381	1,240,578
S&T Bancorp Inc	15,155	543,458
Sabra Health Care REIT Inc	28,243	680,656
Safeguard Scientifics Inc *	9,642	114,740

	Shares	Value
Safety Insurance Group Inc	6,433	$439,374
Sandy Spring Bancorp Inc	10,431	424,124
Saul Centers Inc REIT	4,921	285,320
Seacoast Banking Corp of Florida *	17,407	419,509
Select Income REIT	27,509	661,041
Selective Insurance Group Inc	25,172	1,259,859
Seritage Growth Properties ‘A’ REIT	10,991	461,072
ServisFirst Bancshares Inc	20,183	744,551
Shore Bancshares Inc	5,418	89,126
SI Financial Group Inc	4,562	73,448
Sierra Bancorp	5,397	132,496
Silvercrest Asset Management Group Inc ‘A’	3,002	40,377
Simmons First National Corp ‘A’	13,142	695,212
SmartFinancial Inc *	3,026	72,261
South State Corp	12,547	1,075,278
Southern First Bancshares Inc *	2,558	94,774
Southern Missouri Bancorp Inc	2,531	81,650
Southern National Bancorp of Virginia Inc	4,764	83,846
Southside Bancshares Inc	12,001	419,304
Southwest Bancorp Inc	7,754	198,115
STAG Industrial Inc REIT	39,075	1,078,470
State Auto Financial Corp	7,165	184,355
State Bank Financial Corp	16,261	440,998
State National Cos Inc	12,967	238,333
Sterling Bancorp	57,388	1,334,271
Stewart Information Services Corp	9,283	421,263
Stifel Financial Corp *	29,040	1,335,259
Stock Yards Bancorp Inc	9,530	370,717
Stonegate Bank	6,098	281,606
Stratus Properties Inc	2,723	80,056
Summit Financial Group Inc	4,678	102,916
Summit Hotel Properties Inc REIT	44,687	833,413
Sun Bancorp Inc	4,374	107,819
Sunshine Bancorp Inc *	3,168	67,510
Sunstone Hotel Investors Inc REIT	96,996	1,563,576
Sutherland Asset Management Corp REIT	7,709	114,479
Terreno Realty Corp REIT	21,405	720,492
Territorial Bancorp Inc	3,946	123,076
Texas Capital Bancshares Inc *	21,899	1,694,983
The Bancorp Inc *	23,403	177,395
The Bank of NT Butterfield & Son Ltd (Bermuda)	23,331	795,587
The Community Financial Corp	1,669	64,257
The First Bancshares Inc	3,597	99,277
The First of Long Island Corp	9,953	284,656
The GEO Group Inc REIT	52,837	1,562,390
The Navigators Group Inc	9,026	495,527
The RMR Group Inc ‘A’	3,387	164,778
The St Joe Co *	21,089	395,419
Third Point Reinsurance Ltd * (Bermuda)	33,609	467,165
Tier REIT Inc	20,995	387,988
Timberland Bancorp Inc	2,603	65,778
Tiptree Inc	12,729	89,739
Tompkins Financial Corp	6,578	517,820
Towne Bank	24,333	749,456
TriCo Bancshares	8,848	311,007
Trinity Place Holdings Inc *	8,711	61,935
TriState Capital Holdings Inc *	9,755	245,826
Triumph Bancorp Inc *	6,856	168,315
Trupanion Inc *	9,799	219,302
TrustCo Bank Corp	38,664	299,646
Trustmark Corp	29,389	945,150
Two River Bancorp	3,020	56,142
UMB Financial Corp	19,881	1,488,292
UMH Properties Inc REIT	11,640	198,462
Umpqua Holdings Corp	97,201	1,784,610
Union Bankshares Corp	18,801	637,354
Union Bankshares Inc	1,625	77,188
United Bankshares Inc	43,497	1,705,082

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
United Community Banks Inc	30,806	$856,407
United Community Financial Corp	22,607	187,864
United Financial Bancorp Inc	22,802	380,565
United Fire Group Inc	7,740	341,024
United Insurance Holdings Corp	7,994	125,746
United Security Bancshares	5,428	50,209
Unity Bancorp Inc	3,189	54,851
Universal Health Realty Income Trust REIT	5,167	410,983
Universal Insurance Holdings Inc	13,922	350,834
Univest Corp of Pennsylvania	11,384	340,951
Urban Edge Properties REIT	42,716	1,013,651
Urstadt Biddle Properties Inc ‘A’ REIT	11,290	223,542
Valley National Bancorp	112,507	1,328,708
Veritex Holdings Inc *	6,212	163,562
Virtu Financial Inc ‘A’	11,910	210,212
Virtus Investment Partners Inc	2,939	326,082
Waddell & Reed Financial Inc ‘A’	35,492	670,089
WageWorks Inc *	16,086	1,080,979
Walker & Dunlop Inc *	11,987	585,325
Washington Federal Inc	38,928	1,292,410
Washington Prime Group Inc REIT	83,041	695,053
Washington REIT	33,725	1,075,827
Washington Trust Bancorp Inc	6,813	351,210
WashingtonFirst Bankshares Inc	3,773	130,282
Waterstone Financial Inc	11,239	211,855
WesBanco Inc	18,096	715,516
West Bancorporation Inc	7,221	170,777
Westamerica Bancorporation	11,106	622,380
Western Asset Mortgage Capital Corp REIT	20,288	208,966
Western New England Bancorp Inc	11,789	119,658
Westwood Holdings Group Inc	3,798	215,309
Whitestone REIT	16,435	201,329
Wintrust Financial Corp	24,112	1,843,121
WisdomTree Investments Inc	50,410	512,670
WMIH Corp *	92,896	116,120
World Acceptance Corp *	2,582	193,418
WSFS Financial Corp	13,007	589,867
Xenia Hotels & Resorts Inc REIT	46,132	893,577
Xenith Bankshares Inc *	2,251	69,916

		217,580,547

Industrial - 13.6%

AAON Inc	17,909	659,947
AAR Corp	13,976	485,806
Actuant Corp ‘A’	26,367	648,628
Advanced Disposal Services Inc *	10,888	247,484
Advanced Drainage Systems Inc	14,644	294,344
Advanced Energy Industries Inc *	17,240	1,115,256
Aegion Corp *	14,517	317,632
Aerojet Rocketdyne Holdings Inc *	30,102	626,122
Aerovironment Inc *	9,006	344,029
Air Transport Services Group Inc *	22,572	491,618
Akoustis Technologies Inc *	3,592	31,394
Alamo Group Inc	4,041	366,963
Albany International Corp ‘A’	12,459	665,311
Allied Motion Technologies Inc	2,991	81,415
Altra Industrial Motion Corp	12,457	495,789
American Outdoor Brands Corp *	24,142	534,987
American Railcar Industries Inc	3,496	133,897
Ampco-Pittsburgh Corp	3,941	58,130
Apogee Enterprises Inc	12,346	701,747
Applied Industrial Technologies Inc	16,626	981,765
Applied Optoelectronics Inc *	7,996	494,073
Aqua Metals Inc *	7,204	90,410
AquaVenture Holdings Ltd *	4,932	75,114
ArcBest Corp	10,708	220,585
Ardmore Shipping Corp (Ireland)	12,496	101,842
Argan Inc	6,320	379,200
Armstrong Flooring Inc *	10,861	195,172
Astec Industries Inc	9,235	512,635

	Shares	Value
Astronics Corp *	9,319	$283,950
Atkore International Group Inc *	14,297	322,397
Atlas Air Worldwide Holdings Inc *	10,137	528,645
AVX Corp	19,843	324,235
Axon Enterprise Inc *	22,720	571,181
AZZ Inc	11,305	630,819
Babcock & Wilcox Enterprises Inc *	21,413	251,817
Badger Meter Inc	12,494	497,886
Barnes Group Inc	22,044	1,290,235
Bel Fuse Inc ‘B’	4,756	117,473
Belden Inc	18,407	1,388,440
Benchmark Electronics Inc *	22,100	713,830
Boise Cascade Co *	16,619	505,218
Brady Corp ‘A’	20,308	688,441
Briggs & Stratton Corp	17,708	426,763
Builders FirstSource Inc *	42,109	645,110
Caesarstone Ltd * (Israel)	10,133	355,162
Casella Waste Systems Inc ‘A’ *	17,091	280,463
CECO Environmental Corp	13,355	122,599
Chart Industries Inc *	13,131	456,040
Chase Corp	3,149	335,998
Chicago Bridge & Iron Co NV	43,830	864,766
CIRCOR International Inc	7,403	439,590
Columbus McKinnon Corp	8,033	204,199
Comfort Systems USA Inc	16,037	594,973
Continental Building Products Inc *	17,210	400,993
Control4 Corp *	10,613	208,121
Core Molding Technologies Inc *	3,141	67,877
Costamare Inc (Monaco)	15,945	116,558
Covanta Holding Corp	51,099	674,507
Covenant Transportation Group Inc ‘A’ *	5,414	94,907
Cree Inc *	42,386	1,044,815
CTS Corp	13,622	294,235
Cubic Corp	11,194	518,282
Curtiss-Wright Corp	19,232	1,765,113
CyberOptics Corp *	2,975	61,434
Daseke Inc *	8,737	97,243
DHT Holdings Inc	34,236	142,079
Dorian LPG Ltd *	8,376	68,516
Ducommun Inc *	4,613	145,678
DXP Enterprises Inc *	6,582	227,079
Dycom Industries Inc *	13,288	1,189,542
Eagle Bulk Shipping Inc *	16,224	76,739
Echo Global Logistics Inc *	11,721	233,248
Electro Scientific Industries Inc *	11,836	97,529
EMCOR Group Inc	25,620	1,675,036
Encore Wire Corp	8,847	377,767
Energous Corp *	8,172	132,877
Energy Recovery Inc *	16,077	133,278
EnerSys	19,006	1,376,985
EnPro Industries Inc	9,226	658,460
ESCO Technologies Inc	11,082	661,041
Esterline Technologies Corp *	11,397	1,080,436
Exponent Inc	11,310	659,373
Fabrinet * (Thailand)	15,513	661,785
FARO Technologies Inc *	7,147	270,157
Federal Signal Corp	26,548	460,873
Fitbit Inc ‘A’ *	76,144	404,325
Fluidigm Corp *	13,498	54,532
Forterra Inc *	7,299	60,071
Forward Air Corp	12,971	691,095
Franklin Electric Co Inc	20,135	833,589
FreightCar America Inc	5,690	98,949
Frontline Ltd (Norway)	30,406	174,226
GasLog Ltd (Monaco)	17,912	273,158
GATX Corp	17,048	1,095,675
Genco Shipping & Trading Ltd *	3,101	29,366
Gencor Industries Inc *	3,627	58,757
Gener8 Maritime Inc *	18,119	103,097
Generac Holdings Inc *	26,813	968,754

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
General Cable Corp	20,405	$333,622
Gibraltar Industries Inc *	14,035	500,348
Global Brass & Copper Holdings Inc	8,901	271,926
Golar LNG Ltd (NOTC) (Bermuda)	42,422	943,889
GoPro Inc ‘A’ *	46,508	378,110
GP Strategies Corp *	6,066	160,142
Graham Corp	4,657	91,557
Granite Construction Inc	17,268	833,008
Greif Inc ‘A’	11,131	620,887
Greif Inc ‘B’	2,549	153,960
Griffon Corp	12,767	280,236
Handy & Harman Ltd *	905	28,417
Hardinge Inc	5,030	62,473
Harsco Corp *	34,800	560,280
Haynes International Inc	5,337	193,786
Heartland Express Inc	20,513	427,081
Heritage-Crystal Clean Inc *	6,278	99,820
Hill International Inc *	17,702	92,050
Hillenbrand Inc	27,558	994,844
Hub Group Inc ‘A’ *	14,185	543,995
Hudson Technologies Inc *	15,874	134,135
Hurco Cos Inc	3,010	104,597
Hyster-Yale Materials Handling Inc	4,471	314,088
Ichor Holdings Ltd *	5,111	103,038
IES Holdings Inc *	3,511	63,725
II-VI Inc *	25,991	891,491
Insteel Industries Inc	7,406	244,176
International Seaways Inc *	12,713	275,491
Intevac Inc *	8,307	92,208
Iteris Inc *	9,902	61,590
Itron Inc *	14,844	1,005,681
JELD-WEN Holding Inc *	10,213	331,514
John Bean Technologies Corp	13,678	1,340,444
Kadant Inc	4,718	354,794
Kaman Corp	11,979	597,393
KapStone Paper & Packaging Corp	37,553	774,718
KBR Inc	62,533	951,752
KEMET Corp *	19,806	253,517
Kennametal Inc	34,918	1,306,632
Kimball Electronics Inc *	11,582	209,055
KLX Inc *	22,527	1,126,350
Knight Transportation Inc	31,792	1,177,894
Knowles Corp *	39,190	663,095
Kratos Defense & Security Solutions Inc *	31,043	368,480
Lawson Products Inc *	2,863	63,415
Layne Christensen Co *	8,024	70,531
LB Foster Co ‘A’	3,465	74,324
Lindsay Corp	4,573	408,140
Littelfuse Inc	9,699	1,600,335
Louisiana-Pacific Corp *	63,631	1,534,143
LSB Industries Inc *	9,251	95,563
LSI Industries Inc	9,855	89,188
Lydall Inc *	7,193	371,878
Marten Transport Ltd	10,074	276,028
Masonite International Corp *	12,962	978,631
MasTec Inc *	29,053	1,311,743
Matson Inc	18,662	560,606
Mesa Laboratories Inc	1,437	205,936
Methode Electronics Inc	15,580	641,896
MicroVision Inc *	29,109	61,711
Milacron Holdings Corp *	19,559	344,043
Mistras Group Inc *	8,272	181,736
Moog Inc ‘A’ *	13,880	995,474
MSA Safety Inc	14,480	1,175,342
Mueller Industries Inc	24,629	749,953
Mueller Water Products Inc ‘A’	67,254	785,527
Multi-Color Corp	6,074	495,638
Myers Industries Inc	10,006	179,608
MYR Group Inc *	6,425	199,303
Napco Security Technologies Inc *	4,944	46,474

	Shares	Value
National Presto Industries Inc	2,201	$243,210
Navios Maritime Acquisition Corp	38,501	56,596
Navios Maritime Holdings Inc * (Monaco)	37,704	51,654
NCI Building Systems Inc *	17,375	290,162
NL Industries Inc *	2,519	17,759
NN Inc	12,384	339,941
Nordic American Tankers Ltd	40,928	259,483
Northwest Pipe Co *	3,990	64,877
Novanta Inc *	13,920	501,120
NV5 Global Inc *	3,473	147,602
NVE Corp	2,226	171,402
Olympic Steel Inc	4,272	83,219
Omega Flex Inc	1,036	66,718
Orion Group Holdings Inc *	12,984	96,990
OSI Systems Inc *	7,798	586,020
Overseas Shipholding Group Inc ‘A’ *	16,769	44,605
Park Electrochemical Corp	8,399	154,710
Park-Ohio Holdings Corp	4,056	154,534
Patrick Industries Inc *	6,837	498,075
PGT Innovations Inc *	22,004	281,651
Plexus Corp *	14,610	768,048
Ply Gem Holdings Inc *	10,069	180,739
Powell Industries Inc	4,182	133,782
Primoris Services Corp	17,228	429,666
Proto Labs Inc *	11,069	744,390
Pure Cycle Corp *	6,861	53,173
Quanex Building Products Corp	14,451	305,639
Radiant Logistics Inc *	15,537	83,589
Raven Industries Inc	16,014	533,266
RBC Bearings Inc *	10,152	1,033,067
Revolution Lighting Technologies Inc *	5,144	33,899
Rexnord Corp *	45,331	1,053,946
Roadrunner Transportation Systems Inc *	13,113	95,331
Rogers Corp *	7,813	848,648
Safe Bulkers Inc * (Greece)	20,303	46,494
Saia Inc *	10,992	563,890
Sanmina Corp *	32,192	1,226,515
Schneider National Inc ‘B’	14,146	316,446
Scorpio Bulkers Inc *	25,326	179,815
Scorpio Tankers Inc (Monaco)	72,093	286,209
Ship Finance International Ltd (Norway)	25,993	353,505
Simpson Manufacturing Co Inc	17,996	786,605
Sparton Corp *	4,570	100,494
SPX Corp *	18,829	473,738
SPX FLOW Inc *	17,990	663,471
Standex International Corp	5,471	496,220
Sterling Construction Co Inc *	10,958	143,221
Stoneridge Inc *	12,808	197,371
Sturm Ruger & Co Inc	7,511	466,809
Summit Materials Inc ‘A’ *	47,099	1,359,748
Sun Hydraulics Corp	10,260	437,794
SunPower Corp *	25,855	241,486
Swift Transportation Co *	31,767	841,825
SYNNEX Corp	12,616	1,513,415
Tech Data Corp *	15,155	1,530,655
Teekay Corp (Bermuda)	22,529	150,268
Teekay Tankers Ltd ‘A’ (Bermuda)	54,163	101,826
Tennant Co	7,528	555,566
Tetra Tech Inc	24,873	1,137,940
The Eastern Co	2,354	70,738
The Gorman-Rupp Co	7,574	192,910
The Greenbrier Cos Inc	11,998	554,907
The Manitowoc Co Inc *	56,166	337,558
TimkenSteel Corp *	16,806	258,308
TopBuild Corp *	16,072	852,941
Tredegar Corp	11,525	175,756
Trex Co Inc *	12,912	873,626
TriMas Corp *	19,006	396,275
Trinseo SA	19,344	1,328,933
Triumph Group Inc	21,588	682,181

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
TTM Technologies Inc *	40,158	$697,143
Tutor Perini Corp *	16,275	467,906
Twin Disc Inc *	3,536	57,071
UFP Technologies Inc *	2,876	81,391
Universal Forest Products Inc	8,529	744,667
Universal Logistics Holdings Inc	4,027	60,405
US Concrete Inc *	6,638	521,415
US Ecology Inc	9,661	487,880
Vicor Corp *	7,525	134,697
Vishay Intertechnology Inc	58,586	972,528
Vishay Precision Group Inc *	4,494	77,746
VSE Corp	3,999	179,875
Watts Water Technologies Inc ‘A’	12,083	763,646
Werner Enterprises Inc	20,638	605,725
Willis Lease Finance Corp *	2,037	54,449
Woodward Inc	23,301	1,574,682
Worthington Industries Inc	19,793	994,004
YRC Worldwide Inc *	15,188	168,891
ZAGG Inc *	12,687	109,743

		117,579,971

Technology - 9.9%

2U Inc *	19,035	893,122
3D Systems Corp *	48,055	898,628
ACI Worldwide Inc *	50,086	1,120,424
Actua Corp *	13,337	187,385
Acxiom Corp *	34,853	905,481
Agilysys Inc *	6,888	69,707
Allscripts Healthcare Solutions Inc *	78,965	1,007,593
Alpha & Omega Semiconductor Ltd *	8,714	145,262
Alteryx Inc ‘A’ *	3,903	76,187
Ambarella Inc *	13,939	676,738
Amber Road Inc *	9,329	79,950
American Software Inc ‘A’	12,879	132,525
Amkor Technology Inc *	42,808	418,234
Appfolio Inc ‘A’ *	3,894	126,944
Apptio Inc ‘A’ *	7,763	134,688
Aspen Technology Inc *	32,663	1,804,957
Avid Technology Inc *	15,115	79,505
Axcelis Technologies Inc *	12,898	270,213
AXT Inc *	16,003	101,619
Barracuda Networks Inc *	10,230	235,904
Bazaarvoice Inc *	37,744	186,833
Benefitfocus Inc *	6,919	251,506
Blackbaud Inc	20,662	1,771,766
Blackline Inc *	4,767	170,373
Bottomline Technologies de Inc *	17,322	445,002
Box Inc ‘A’ *	34,185	623,534
Brightcove Inc *	14,828	91,934
BroadSoft Inc *	13,151	566,151
Brooks Automation Inc	30,054	651,871
Cabot Microelectronics Corp	10,826	799,284
CACI International Inc ‘A’ *	10,698	1,337,785
Callidus Software Inc *	28,017	678,011
Carbonite Inc *	10,878	237,140
Castlight Health Inc ‘B’ *	27,677	114,860
CEVA Inc *	9,425	428,366
Cirrus Logic Inc *	28,059	1,759,860
Cloudera Inc *	6,308	101,054
Cogint Inc *	6,672	33,694
Cohu Inc	11,840	186,362
CommerceHub Inc ‘A’ *	6,070	105,739
CommerceHub Inc ‘C’ *	12,484	217,721
CommVault Systems Inc *	16,798	948,247
Computer Programs & Systems Inc	5,236	171,741
Convergys Corp	41,162	978,832
Cornerstone OnDemand Inc *	22,480	803,660
Cotiviti Holdings Inc *	11,671	433,461
Coupa Software Inc *	12,940	375,001
Cray Inc *	16,996	312,726

	Shares	Value
CSG Systems International Inc	14,608	$592,793
Diebold Nixdorf Inc	32,883	920,724
Digi International Inc *	11,363	115,334
Digimarc Corp *	4,378	175,777
Diodes Inc *	16,687	400,989
DMC Global Inc	6,213	81,390
Donnelley Financial Solutions Inc *	11,680	268,173
DSP Group Inc *	10,206	118,390
Eastman Kodak Co *	8,309	75,612
Ebix Inc	10,457	563,632
Electronics For Imaging Inc *	20,153	954,849
EMCORE Corp	12,008	127,885
Engility Holdings Inc *	8,248	234,243
Entegris Inc *	62,149	1,364,171
Envestnet Inc *	18,572	735,451
EPAM Systems Inc *	21,248	1,786,744
Everbridge Inc *	7,345	178,924
Evolent Health Inc ‘A’ *	16,922	428,973
Exa Corp *	6,331	87,368
ExlService Holdings Inc *	14,384	799,463
Fair Isaac Corp	13,404	1,868,652
Five9 Inc *	22,630	486,998
FormFactor Inc *	30,795	381,858
Glu Mobile Inc *	49,018	122,545
GSI Technology Inc *	5,997	47,136
Guidance Software Inc *	10,082	66,642
Hortonworks Inc *	20,730	267,002
HubSpot Inc *	14,643	962,777
Immersion Corp *	12,857	116,742
Impinj Inc *	7,843	381,562
InnerWorkings Inc *	19,701	228,532
Inovalon Holdings Inc ‘A’ *	27,192	357,575
Inphi Corp *	18,337	628,959
Insight Enterprises Inc *	15,476	618,885
Instructure Inc *	9,218	271,931
Integrated Device Technology Inc *	58,283	1,503,119
IXYS Corp	11,291	185,737
j2 Global Inc	20,207	1,719,414
Kopin Corp *	26,334	97,699
Lattice Semiconductor Corp *	53,320	355,111
LivePerson Inc *	23,593	259,523
Lumentum Holdings Inc *	26,498	1,511,711
MACOM Technology Solutions Holdings Inc *	17,622	982,779
ManTech International Corp ‘A’	10,752	444,918
MAXIMUS Inc	28,082	1,758,776
MaxLinear Inc *	26,223	731,359
Maxwell Technologies Inc *	14,219	85,172
Medidata Solutions Inc *	24,511	1,916,760
Mercury Systems Inc *	20,359	856,910
MicroStrategy Inc ‘A’ *	4,138	793,130
MINDBODY Inc ‘A’ *	16,012	435,526
Mitek Systems Inc *	13,849	116,332
MKS Instruments Inc	23,431	1,576,906
MobileIron Inc *	23,697	143,367
Model N Inc *	10,814	143,826
Monolithic Power Systems Inc	17,165	1,654,706
Monotype Imaging Holdings Inc	18,046	330,242
MTS Systems Corp	7,290	377,622
MuleSoft Inc ‘A’ *	6,606	164,754
Nanometrics Inc *	10,994	278,038
NantHealth Inc *	7,396	31,285
NCI Inc ‘A’ *	2,787	58,806
NetScout Systems Inc *	38,665	1,330,076
NeuStar Inc ‘A’ *	6,297	210,005
New Relic Inc *	12,754	548,550
Nutanix Inc ‘A’ *	15,191	306,099
Omnicell Inc *	15,803	681,109
Park City Group Inc *	5,611	68,174
Paycom Software Inc *	21,446	1,467,121

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

	Shares	Value
PDF Solutions Inc *	12,453	$204,852
pdvWireless Inc *	4,743	110,512
Pegasystems Inc	15,925	929,224
Photronics Inc *	28,945	272,083
Pixelworks Inc *	12,222	56,099
Planet Payment Inc *	19,889	65,634
Power Integrations Inc	12,185	888,287
Presidio Inc *	8,242	117,943
Progress Software Corp	20,745	640,813
PROS Holdings Inc *	11,861	324,873
Pure Storage Inc ‘A’ *	40,482	518,574
QAD Inc ‘A’	4,769	152,846
Quality Systems Inc *	22,692	390,529
Qualys Inc *	13,654	557,083
Quantum Corp *	12,003	93,743
Radisys Corp *	16,278	61,205
Rambus Inc *	48,713	556,790
RealPage Inc *	25,509	917,049
Rosetta Stone Inc *	8,691	93,689
Rudolph Technologies Inc *	13,343	304,888
Science Applications International Corp	19,043	1,321,965
SecureWorks Corp ‘A’ *	2,615	24,293
Semtech Corp *	28,190	1,007,792
Sigma Designs Inc *	16,246	95,039
Silicon Laboratories Inc *	18,021	1,231,735
Silver Spring Networks Inc *	16,699	188,365
Simulations Plus Inc	4,574	56,489
SPS Commerce Inc *	7,586	483,683
StarTek Inc *	4,585	56,120
Stratasys Ltd *	21,722	506,340
Super Micro Computer Inc *	17,138	422,452
Sykes Enterprises Inc *	17,298	580,002
Synaptics Inc *	15,010	776,167
Synchronoss Technologies Inc *	18,500	304,325
Syntel Inc	14,696	249,244
Tabula Rasa HealthCare Inc *	4,000	60,200
TeleTech Holdings Inc	6,201	253,001
The ExOne Co *	5,728	65,586
The KeyW Holding Corp *	20,839	194,845
Twilio Inc ‘A’ *	27,069	787,979
Ultra Clean Holdings Inc *	14,387	269,756
Unisys Corp *	22,055	282,304
Upland Software Inc *	3,118	68,565
USA Technologies Inc *	16,597	86,304
Varonis Systems Inc *	8,320	309,504
Veeco Instruments Inc *	20,071	558,977
VeriFone Systems Inc *	48,543	878,628
Verint Systems Inc *	27,005	1,099,103
Virtusa Corp *	11,835	347,949
Vocera Communications Inc *	12,157	321,188
Workiva Inc *	10,246	195,186
Xactly Corp *	10,759	168,378
Xcerra Corp *	23,375	228,374
Xperi Corp	21,367	636,737

		85,464,214

Utilities - 3.4%

ALLETE Inc	22,227	1,593,231
Ameresco Inc ‘A’ *	8,284	63,787
American States Water Co	15,779	748,082
Artesian Resources Corp ‘A’	3,538	133,170
Atlantic Power Corp *	56,480	135,552
Avista Corp	28,026	1,189,984
Black Hills Corp	23,280	1,570,702
California Water Service Group	20,880	768,384
Chesapeake Utilities Corp	7,001	524,725
Connecticut Water Service Inc	4,737	262,951
Consolidated Water Co Ltd (Cayman)	6,652	82,485
Delta Natural Gas Co Inc	2,839	86,504
Dynegy Inc *	48,207	398,672

	Shares	Value
El Paso Electric Co	17,609	$910,385
EnerNOC Inc *	12,441	96,418
Genie Energy Ltd ‘B’	6,617	50,422
Global Water Resources Inc	3,588	35,521
IDACORP Inc	21,954	1,873,774
MGE Energy Inc	15,110	972,329
Middlesex Water Co	6,910	273,636
New Jersey Resources Corp	37,414	1,485,336
Northwest Natural Gas Co	12,117	725,202
NorthWestern Corp	21,241	1,296,126
NRG Yield Inc ‘A’	16,111	274,854
NRG Yield Inc ‘C’	27,414	482,486
ONE Gas Inc	22,698	1,584,547
Ormat Technologies Inc	17,201	1,009,355
Otter Tail Corp	16,993	672,923
PNM Resources Inc	34,950	1,336,837
Portland General Electric Co	38,950	1,779,625
RGC Resources Inc	2,578	73,035
SJW Group	6,988	343,670
South Jersey Industries Inc	35,200	1,202,784
Southwest Gas Holdings Inc	20,651	1,508,762
Spark Energy Inc ‘A’	4,678	87,946
Spire Inc	20,546	1,433,083
The York Water Co	5,810	202,479
Unitil Corp	6,399	309,136
WGL Holdings Inc	22,403	1,869,082

		29,447,982

Total Common Stocks (Cost $716,992,039)		843,585,564

	Principal Amount

SHORT-TERM INVESTMENT - 2.1%

Repurchase Agreement - 2.1%

Fixed Income Clearing Corp 0.120% due 07/03/17 (Dated 06/30/17, repurchase price of $18,450,341; collateralized by U.S. Treasury Notes: 2.375% due 08/15/24 and value $18,824,049)	$18,450,156	18,450,156

Total Short-Term Investment (Cost $18,450,156)		18,450,156

TOTAL INVESTMENTS - 100.0% (Cost $735,515,674)		862,187,311

OTHER ASSETS & LIABILITIES, NET - 0.0%		332,738

NET ASSETS - 100.0%		$862,520,049

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

PACIFIC SELECT FUND

SMALL-CAP INDEX PORTFOLIO

Schedule of Investments (Continued)

June 30, 2017 (Unaudited)

Notes to Schedule of Investments

(a)	As of June 30, 2017, the Fund’s composition by sector as a percentage of net assets was as follows:

Financial	25.2%
Consumer, Non-Cyclical	20.7%
Industrial	13.6%
Consumer, Cyclical	11.5%
Technology	9.9%
Communications	6.5%
Energy	3.5%
Utilities	3.4%
Basic Materials	3.4%
Others (each less than 3.0%)	2.3%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	Investments with a total aggregate value of $151,591 or less than 0.1% of the Fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or the Board of Trustees.

(c)	Open futures contracts outstanding as of June 30, 2017 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index (09/17)	277	$251,340

(d)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities (See Note 3D in Notes to Financial Statements) as of June 30, 2017:

		Total Value at June 30, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Rights	$151,591	$-	$-	$151,591
	Common Stocks	843,585,564	843,585,564	-	-
	Short-Term Investment	18,450,156	-	18,450,156	-
	Derivatives:
	Equity Contracts
	Futures	251,340	251,340	-	-

	Total	$862,438,651	$843,836,904	$18,450,156	$151,591

See Notes to Financial Statements	See explanation of symbols and terms, if any, on A-184 and A-185

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies—not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers—not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3)	Not Applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30b-2(a)) is attached hereto as Exhibit 99.906.CERT pursuant to Section 906 of the Sarbanes Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	September 5, 2017

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2017